Filed with the Securities and Exchange Commission on April 11, 2019
REGISTRATION NO. 333-71672
INVESTMENT COMPANY ACT NO. 811-5438
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SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
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FORM N-4
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REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 63
and
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 206
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PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
(Exact Name of Registrant)
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
(Name of Depositor)
ONE CORPORATE DRIVE
SHELTON, CONNECTICUT 06484
(203) 926-1888
(Address and telephone number of Depositor's principal executive offices)
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J. MICHAEL LOW, ESQ
C/O KUTAK ROCK LLP
8601 NORTH SCOTTSDALE ROAD, SUITE 300
SCOTTSDALE, ARIZONA 85253-2738
(480) 429-4874
(Name, address and telephone number of agent for service)
COPIES TO:
DOUGLAS E. SCULLY
VICE PRESIDENT
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
ONE CORPORATE DRIVE
SHELTON, CONNECTICUT 06484
(203) 925-6960
Approximate Date of Proposed Sale to the Public: Continuous
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It is proposed that this filing become effective: (check appropriate space)
[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on April 29, 2019 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(i) of Rule 485
[ ] on __________ pursuant to paragraph (a)(i) of Rule 485
[ ] 75 days after filing pursuant to paragraph (a)(ii) of Rule 485
[ ] on______ pursuant to paragraph (a)(ii) of Rule 485
If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
TITLE OF SECURITIES BEING REGISTERED:
Units of interest in Separate Accounts under variable annuity contracts.

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PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
A Prudential Financial Company
One Corporate Drive, Shelton, Connecticut 06484
ADVANCED SERIES ADVISOR PLANSM III (“ASAP IIISM”)
ADVANCED SERIES APEX IISM (“APEX IISM”)
ADVANCED SERIES XTRA CREDIT SIXSM (“ASXT6SM”) OR (“XT6”)
ADVANCED SERIES LIFEVEST IISM (“ASL IISM”)
Flexible Premium Deferred Annuities
PROSPECTUS: APRIL 29, 2019
This prospectus describes four different flexible premium deferred annuities (the “Annuities” or the “Annuity”) issued by Prudential Annuities Life Assurance Corporation (“Prudential Annuities®”, “we”, “our”, or “us”). If you are receiving this prospectus, it is because you currently own one of these Annuities. These Annuities are no longer offered for new sales. These Annuities were offered as an individual annuity contract or as an interest in a group annuity. Each Annuity has different features and benefits that may be appropriate for you based on your financial situation, your age and how you intend to use the Annuity. This prospectus is being provided for informational or educational purposes only and does not take into account the investment objectives or financial situation of any client or prospective clients. The information is not intended as investment advice and is not a recommendation about managing or investing your retirement savings. Clients seeking information regarding their particular investment needs should contact a financial professional.
This Prospectus describes the important features of the Annuities. The Prospectus also describes differences among the Annuities which include differences in the fees and charges you pay and variations in some product features such as the availability of certain bonus amounts and basic death benefit protection. There may also be differences in the compensation paid to your financial professional for each Annuity. Differences in compensation among different annuity products could influence a financial professional’s decision as to which annuity to recommend to you. In addition, selling broker-dealer firms through which each Annuity is sold may not make available or may not recommend to their customers certain of the optional features and investment options offered generally under the Annuity. Alternatively, such firms may restrict the optional benefits that they do make available to their customers (e.g., by imposing a lower maximum issue age for certain optional benefits than what is prescribed generally under the Annuity). Selling broker-dealer firms may not offer all the Annuities described in this prospectus and/or may impose restrictions on the availability of the Annuity based on certain criteria. Please speak to your financial professional for further details. Each annuity or certain of its investment options and/or features may not be available in all states. For some of the variations specific to Annuities approved for sale by the New York State Insurance Department, see Appendix G. The guarantees provided by the variable annuity contracts and the optional benefits are the obligations of and subject to the claims paying ability of Prudential Annuities. Certain terms are capitalized in this Prospectus. Those terms are either defined in the Glossary of Terms or in the context of the particular section. Because the XT6 annuity grants credits with respect to your purchase payments, the expenses of the XT6 annuity may be higher than expenses for an annuity without a credit. In addition, the amount of the credits that you receive under the XT6 annuity may be more than offset over time by the additional fees and charges associated with the credit.
IMPORTANT INFORMATION
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the annual and semi-annual shareholder reports for portfolios available under your contract will no longer be sent by mail, unless you specifically request paper copies of the reports from us. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from us electronically anytime at our website www.prudential.com. You may elect to receive all future shareholder reports in paper free of charge by calling 1-888-778-2888. Your election to receive reports in paper will apply to all portfolios available under your contract.
THE SUB-ACCOUNTS
Each Sub-account of Prudential Annuities Life Assurance Corporation Variable Account B invests in an underlying mutual fund portfolio. Prudential Annuities Life Assurance Corporation Variable Account B is a separate account of Prudential Annuities, and is the investment vehicle in which your Purchase Payments are held. Currently, portfolios of the following underlying mutual funds are being offered: AIM Variable Insurance Funds (Invesco Variable Insurance Funds), Advanced Series Trust, Nationwide Variable Insurance Trust, ProFunds VP, The Prudential Series Fund, and Wells Fargo Variable Trust. See the following page for the complete list of Sub-accounts.
PLEASE READ THIS PROSPECTUS
Please read this prospectus and the current prospectuses for the underlying mutual funds. Keep them for future reference.
Please note that if you purchase this Annuity within a tax advantaged retirement plan, such as an IRA, SEP-IRA, Roth IRA, 401(a) plan, or non-ERISA 403(b) plan, you will get no additional tax advantage through the Annuity itself. Because there is no additional tax advantage when a variable annuity is purchased through one of these plans, the reasons for purchasing the Annuity inside a qualified plan are limited to the ability to elect a living benefit, a death benefit, the opportunity to annuitize the contract and the various investment options, which

COREPROS

might make the Annuity an appropriate investment for you. You should consult your tax and financial adviser regarding such features and benefits prior to purchasing this Annuity for use with a tax-qualified plan.
AVAILABLE INFORMATION
We have also filed a Statement of Additional Information that is available from us, without charge, upon your request. The contents of the Statement of Additional Information are described below—see Table of Contents. The Statement of Additional Information is incorporated by reference into this prospectus. This Prospectus is part of the registration statement we filed with the SEC regarding this offering. Additional information on us and this offering is available in the registration statement and the exhibits thereto. You may review and obtain copies of these materials at no cost to you by contacting us. These documents, as well as documents incorporated by reference, may also be obtained through the SEC’s Internet Website (www.sec.gov) for this registration statement as well as for other registrants that file electronically with the SEC. Please see “How to Contact Us” later in this prospectus for our Service Office Address.
In compliance with U.S. law, Prudential Annuities delivers this prospectus to current contract owners that reside outside of the United States. In addition, we may not market or offer benefits, features or enhancements to prospective or current contract owners while outside of the United States.
These Annuities are NOT deposits or obligations of, or issued, guaranteed or endorsed by, any bank, and are NOT insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other agency. An investment in an annuity involves investment risks, including possible loss of value, even with respect to amounts allocated to the AST Government Money Market Sub-account.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. ADVANCED SERIES ADVISOR PLANSM III, APEX IISM, XTRA CREDIT(R) AND LIFEVEST IISM ARE SERVICE MARKS OR REGISTERED TRADEMARKS OF THE PRUDENTIAL INSURANCE COMPANY OF AMERICA AND ARE USED UNDER LICENSE BY ITS AFFILIATES.

FOR FURTHER INFORMATION CALL: 1-888-PRU-2888 or WWW.PRUDENTIAL.ANNUITIES.COM

Prospectus Dated: April 29, 2019	Statement of Additional Information Dated: April 29, 2019
COREPROS	ASAP3SAI, APEX2SAI, XT6SAI, ASL2SAI

INVESTMENT OPTIONS
Please note that you may not allocate Purchase Payments to the AST Investment Grade Bond Portfolio or the target date bond portfolios (e.g., AST Bond Portfolio 2025)
Advanced Series Trust
AST Academic Strategies Asset Allocation Portfolio
AST Advanced Strategies Portfolio
AST AllianzGI World Trends Portfolio
AST AQR Emerging Markets Equity Portfolio
AST AQR Large-Cap Portfolio
AST Balanced Asset Allocation Portfolio
AST BlackRock Global Strategies Portfolio
AST BlackRock Low Duration Bond Portfolio
AST BlackRock/Loomis Sayles Bond Portfolio
AST Bond Portfolio 2019
AST Bond Portfolio 2020
AST Bond Portfolio 2021
AST Bond Portfolio 2022
AST Bond Portfolio 2023
AST Bond Portfolio 2024
AST Bond Portfolio 2025
AST Bond Portfolio 2026
AST Bond Portfolio 2027
AST Bond Portfolio 2028
AST Bond Portfolio 2029
AST Bond Portfolio 2030
AST Capital Growth Asset Allocation Portfolio
AST ClearBridge Dividend Growth Portfolio
AST Cohen & Steers Global Realty Portfolio
AST Cohen & Steers Realty Portfolio
AST Fidelity Institutional AM ® Quantitative Portfolio 1
AST Goldman Sachs Multi-Asset Portfolio
AST Goldman Sachs Small-Cap Value Portfolio
AST Government Money Market Portfolio
AST High Yield Portfolio
AST Hotchkis & Wiley Large-Cap Value Portfolio
AST International Growth Portfolio
AST International Value Portfolio
AST Investment Grade Bond Portfolio
AST J.P. Morgan Global Thematic Portfolio
AST J.P. Morgan International Equity Portfolio
AST J.P. Morgan Strategic Opportunities Portfolio
AST Jennison Large-Cap Growth Portfolio
AST Loomis Sayles Large-Cap Growth Portfolio
AST MFS Global Equity Portfolio
AST MFS Growth Allocation Portfolio
AST MFS Growth Portfolio
AST MFS Large-Cap Value Portfolio
AST Mid-Cap Growth Portfolio
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
AST Parametric Emerging Markets Equity Portfolio
AST Preservation Asset Allocation Portfolio
AST Prudential Core Bond Portfolio
AST Prudential Growth Allocation Portfolio
AST QMA Large-Cap Portfolio
AST QMA US Equity Alpha Portfolio
AST Quantitative Modeling Portfolio
AST Small-Cap Growth Opportunities Portfolio
AST Small-Cap Growth Portfolio
AST Small-Cap Value Portfolio
AST T. Rowe Price Asset Allocation Portfolio
AST T. Rowe Price Large-Cap Growth Portfolio
AST T. Rowe Price Large-Cap Value Portfolio
AST T. Rowe Price Natural Resources Portfolio
AST Templeton Global Bond Portfolio
AST WEDGE Capital Mid-Cap Value Portfolio
AST Wellington Management Hedged Equity Portfolio
AST Western Asset Core Plus Bond Portfolio
AST Western Asset Emerging Markets Debt Portfolio
Aim Variable Insurance Funds
(Invesco Variable Insurance Funds)
Invesco V.I. Diversified Dividend Fund — Series I shares

Invesco V.I. Health Care Fund – Series I shares
Invesco V.I. Mid Cap Growth Fund – Series I shares
Invesco V.I. Technology Fund — Series I shares
Nationwide Variable Insurance Trust
NVIT Emerging Markets Fund Class D
ProFunds VP
Access VP High Yield
Asia 30
Banks
Basic Materials
Bear
Biotechnology
Bull
Consumer Goods
Consumer Services
Europe 30
Financials
Health Care
Industrials
Internet
Japan
Large-Cap Growth
Large-Cap Value
Mid-Cap Growth
Mid-Cap Value
NASDAQ-100
Oil & Gas
Pharmaceuticals
Precious Metals
Real Estate
Rising Rates Opportunity
Semiconductor
Short Mid-Cap
Short NASDAQ-100
Short Small-Cap
Small-Cap Growth
Small-Cap Value
Technology
Telecommunications
U.S. Government Plus
UltraBull
UltraMid-Cap
UltraNASDAQ-100
UltraSmall-Cap
Utilities
The Prudential Series Fund
PSF SP International Growth Portfolio — Class I*
Wells Fargo Variable Trust
Wells Fargo VT International Equity — Class 1
Wells Fargo VT Omega Growth — Class 1
Wells Fargo VT Small Cap Growth — Class 1

1 Fidelity Institutional AM is a registered service mark of FMR LLC. Used with permission.
*No longer offered for new investment. See description regarding the Portfolio in “Investment Options.”

(i)

(ii)

APPENDIX P – FORMULA FOR HIGHEST DAILY GRO	P-1
APPENDIX Q – FORMULA FOR HIGHEST DAILY GRO II	Q-1

(iii)

GLOSSARY OF TERMS
Many terms used within this Prospectus are described within the text where they appear. The description of those terms are not repeated in this Glossary of Terms.
Account Value: The value of each allocation to a Sub-account (also referred to as a “variable investment option”) plus any Fixed Allocation prior to the Annuity Date, increased by any earnings, and/or less any losses, distributions and charges. The Account Value is calculated before we assess any applicable Contingent Deferred Sales Charge (“CDSC” or “surrender charge”) and/or, unless the Account Value is being calculated on an annuity anniversary, any fee that is deducted from the Annuity annually in arrears. The Account Value is determined separately for each Sub-account and for each Fixed Allocation, and then totaled to determine the Account Value for your entire Annuity. The Account Value of each MVA Fixed Allocation on any day other than its Maturity Date may be calculated using a market value adjustment. With respect to XT6, the Account Value includes any Credits we applied to your purchase payments that we are entitled to take back under certain circumstances. With respect to ASAP III and APEX II, the Account Value includes any Loyalty Credit we apply. With respect to Annuities with a Highest Daily Lifetime Five Income Benefit election, Account Value includes the value of any allocation to the Benefit Fixed Rate Account.
Adjusted Purchase Payments: As used in the discussion of certain optional benefits in this prospectus and elsewhere, Adjusted Purchase Payments are purchase payments, increased by any Credits applied to your Account Value in relation to such purchase payments, and decreased by any charges deducted from such purchase payments.
Annual Income Amount: This is the annual amount of income you are eligible for life under the optional benefits.
Annuitization: The application of Account Value to one of the available annuity options for the Owner to begin receiving periodic payments for life (or joint lives), for a guaranteed minimum number of payments or for life with a guaranteed minimum number of payments.
Annuity Date: The date you choose for annuity payments to commence. Unless we agree otherwise, for Annuities issued on or after November 20, 2006, the Annuity Date must be no later than the first day of the calendar month coinciding with or next following the later of: (a) the oldest Owner’s or Annuitant’s 95th birthday and (b) the fifth anniversary of the Issue Date, whichever occurs first. With respect to Annuities issued prior to November 20, 2006, please see the section of this Prospectus entitled “How and When Do I Choose the Annuity Payment Option?”.
Annuity Year: A 12-month period commencing on the Issue Date of the Annuity and each successive 12-month period thereafter.
Beneficiary Annuity: If you are a beneficiary of an annuity that was owned by a decedent, subject to the requirements discussed in this Prospectus, you may transfer the proceeds of the decedent’s annuity into one of the Annuities described in this prospectus and continue receiving the distributions that are required by the tax laws. This transfer option is only available for purchase of an IRA, Roth IRA, or a nonqualified annuity.
Benefit Fixed Rate Account: A fixed investment option that is used only if you have elected the optional Highest Daily Lifetime Five Income Benefit. Amounts allocated to the Benefit Fixed Rate Account earn a fixed rate of interest, and are held within our general account. You may not allocate purchase payments to the Benefit Fixed Rate Account. Rather, Account Value is transferred to and from the Benefit Fixed Rate Account only under the pre-determined mathematical formula of the Highest Daily Lifetime Five Income Benefit.
Code: The Internal Revenue Code of 1986, as amended from time to time.
Combination 5% Roll-Up And HAV Death Benefit: We offer an optional Death Benefit that, for an additional cost, provides an enhanced level of protection for your beneficiary(ies) by providing the greater of the Highest Anniversary Value Death Benefit and a 5% annual increase on purchase payments adjusted for withdrawals.
Contingent Deferred Sales Charge (CDSC): This is a sales charge that may be deducted when you make a full or partial withdrawal under your Annuity. We refer to this as a “contingent” charge because it can be imposed only if you make a withdrawal. The charge is a percentage of each applicable Purchase Payment that is being withdrawn. The period during which a particular percentage applies is measured from the Issue Date of the Annuity. The amount and duration of the CDSC varies among ASAP III, APEX II and XT6. There is no CDSC for ASL II. See “Summary of Contract Fees and Charges” for details on the CDSC for each Annuity.
DCA Fixed Rate Option: An investment option that offers a fixed rate of interest for a specified period during the accumulation period. The DCA Fixed Rate Option is used only with our 6 or 12 Month Dollar Cost Averaging Program (“6 or 12 Month DCA Program”), under which the Purchase Payments that you have allocated to that DCA Fixed Rate Option are transferred to the designated Sub-accounts over a 6 month or 12 month period. Withdrawals or transfers from the DCA Fixed Rate Option are not subject to any Market Value Adjustment. We no longer offer our 6 or 12 Month DCA Program.
Enhanced Beneficiary Protection Death Benefit: An Optional Death Benefit that, for an additional cost, provides an enhanced level of protection for your beneficiary(ies) by providing amounts in addition to the basic Death Benefit that can be used to offset federal and state taxes payable on any taxable gains in your Annuity at the time of your death. We no longer offer the Enhanced Beneficiary Protection Death Benefit.
Excess Income: All or a portion of a Lifetime Withdrawal that exceeds the Annual Income Amount for that benefit year is considered excess income (“Excess Income”). Each withdrawal of Excess Income proportionally reduces the Annual Income Amount for future benefit years.
Fixed Allocation: An investment option that offers a fixed rate of interest for a specified Guarantee Period during the accumulation period. Certain Fixed Allocations are subject to a market value adjustment if you withdraw Account Value prior to the Fixed Allocation’s maturity (MVA Fixed Allocation). We also offer DCA Fixed Rate Options that are used with our 6 or 12 Month Dollar Cost Averaging Program (“6 or 12 Month DCA Program”), and are

not subject to any market value adjustment. You may participate in a dollar cost averaging program outside of the 6 or 12 Month DCA Program, where the source of the funds to be transferred is a Fixed Allocation. We no longer offer our 6 or 12 Month DCA Program.
Free Look: Under state insurance laws, you have the right, during a limited period of time, to examine your Annuity and decide if you want to keep it or cancel it. This right is referred to as your “free look” right. The length of this time period depends on the laws of your state, and may vary depending on whether your purchase is a replacement or not.
Good Order: An instruction received by us, utilizing such forms, signatures, and dating as we require, which is sufficiently complete and clear that we do not need to exercise any discretion to follow such instructions. In your Annuity contract, we use the term “In Writing” to refer to this general requirement.
Guarantee Period: A period of time during the accumulation period where we credit a fixed rate of interest on a Fixed Allocation.
Guaranteed Minimum Income Benefit (GMIB): An optional benefit that, for an additional cost, after a seven-year waiting period, guarantees your ability to begin receiving income from your Annuity in the form of annuity payments based on your total purchase payments and an annual increase of 5% on such purchase payments adjusted for withdrawals (called the “Protected Income Value”), regardless of the impact of Sub-account performance on your Account Value. We no longer offer GMIB.
Guaranteed Minimum Withdrawal Benefit (GMWB): An optional benefit that, for an additional cost, guarantees your ability to withdraw amounts over time equal to an initial principal value, regardless of the impact of Sub-account performance on your Account Value. We no longer offer GMWB.
Guaranteed Return Option Plus (GRO Plus)/Guaranteed Return Option Plus 2008 (GRO Plus 2008)/Guaranteed Return Option (GRO)/Highest Daily® Guaranteed Return Option (Highest Daily GRO)/Guaranteed Return Option Plus II (GRO Plus II)/Highest Daily® Guaranteed Return Option II (HD GRO II) Each of GRO Plus, GRO Plus 2008, GRO, Highest Daily GRO, GRO Plus II, and HD GRO II is a separate optional benefit that, for an additional cost, guarantees a minimum Account Value at one or more future dates and that requires your participation in a program that may transfer your Account Value according to a predetermined mathematical formula. Each benefit has different features, so please consult the pertinent benefit description in the section of the prospectus entitled “Living Benefits”. Certain of these benefits are no longer available for election.
Highest Anniversary Value Death Benefit (“HAV”): An optional Death Benefit that, for an additional cost, provides an enhanced level of protection for your beneficiary(ies) by providing a death benefit equal to the greater of the basic Death Benefit and the Highest Anniversary Value, less proportional withdrawals. We no longer offer HAV.
Highest Daily Lifetime® Five Income Benefit: An optional benefit that, for an additional cost, guarantees your ability to withdraw an annual amount equal to a percentage of a guaranteed benefit base called the Total Protected Withdrawal Value. Subject to our rules regarding the timing and amount of withdrawals, we guarantee these withdrawal amounts, regardless of the impact of Sub-account performance on your Account Value. We no longer offer Highest Daily Lifetime Five.
Highest Daily Lifetime® Seven Income Benefit: An optional benefit for an additional charge that guarantees your ability to withdraw amounts equal to a percentage of a guaranteed benefit base called the Protected Withdrawal Value. Subject to our rules regarding the timing and amount of withdrawals, we guarantee these withdrawal amounts, regardless of the impact of Sub-account performance on your Account Value. Highest Daily Lifetime Seven is the same class of optional benefit as our Highest Daily Lifetime Five Income Benefit, but differs (among other things) with respect to how the Protected Withdrawal Value is calculated and how the lifetime withdrawals are calculated. We no longer offer Highest Daily Lifetime Seven.
Highest Daily Lifetime® 7 Plus Income Benefit: An optional benefit that is available for an additional charge. The benefit guarantees your ability to withdraw amounts equal to a percentage of a guaranteed benefit base called the Protected Withdrawal Value. Subject to our rules regarding the timing and amount of withdrawals, we guarantee these withdrawal amounts, regardless of the impact of Sub-account performance on your Account Value. Highest Daily Lifetime 7 Plus is the same class of optional benefits as our Highest Daily Lifetime Seven Income Benefit, but differs (among other things) with respect to how the Protected Withdrawal Value is calculated and how the lifetime withdrawals are calculated. We no longer offer Highest Daily Lifetime 7 Plus.
Highest Daily Lifetime® 6 Plus Income Benefit: An optional benefit that is available for an additional charge. The benefit guarantees your ability to withdraw amounts equal to a percentage of a guaranteed benefit base called the Protected Withdrawal Value. Subject to our rules regarding the timing and amount of withdrawals, we guarantee these withdrawal amounts, regardless of the impact of Sub-account performance on your Account Value. Highest Daily Lifetime 6 Plus is the same class of optional benefit as our Highest Daily Lifetime 7 Plus Income Benefit, but differs (among other things) with respect to how the Protected Withdrawal Value is calculated and how the lifetime withdrawals are calculated. We no longer offer Highest Daily Lifetime 6 Plus.
Highest Daily® Value Death Benefit (“HDV”): An optional Death Benefit that, for an additional cost, provides an enhanced level of protection for your beneficiary(ies) by providing a death benefit equal to the greater of the basic Death Benefit and the Highest Daily Value, less proportional withdrawals. We no longer offer HDV.
Interim Value: The value of the MVA Fixed Allocations on any date other than the Maturity Date. The Interim Value is equal to the initial value allocated to the MVA Fixed Allocation plus all interest credited to the MVA Fixed Allocation as of the date calculated, less any transfers or withdrawals from the MVA Fixed Allocation. The Interim Value does not include the effect of any MVA.
Issue Date: The effective date of your Annuity.

Key Life: Under the Beneficiary Continuation Option, or the Beneficiary Annuity, the person whose life expectancy is used to determine payments.
Lifetime Five Income Benefit: An optional benefit that, for an additional cost, guarantees your ability to withdraw an annual amount equal to a percentage of an initial principal value called the Protected Withdrawal Value. Subject to our rules regarding the timing and amount of withdrawals, we guarantee these withdrawal amounts, regardless of the impact of Sub-account performance on your Account Value. We no longer offer Lifetime Five.
MVA: A market value adjustment used in the determination of Account Value of a MVA Fixed Allocation on any day more than 30 days prior to the Maturity Date of such MVA Fixed Allocation.
Owner: With an Annuity issued as an individual annuity contract, the Owner is either an eligible entity or person named as having ownership rights in relation to the Annuity. With an Annuity issued as a certificate under a group annuity contract, the “Owner” refers to the person or entity who has the rights and benefits designated as to the “Participant” in the certificate.
Service Office: The place to which all requests and payments regarding an Annuity are to be sent. We may change the address of the Service Office at any time. Please see the section of this prospectus entitled “How to Contact Us” for the Service Office address.
Spousal Highest Daily Lifetime® Seven Income Benefit: An optional benefit that, for an additional charge, guarantees your ability to withdraw amounts equal to a percentage of a guaranteed benefit base called the Protected Withdrawal Value. Subject to our rules regarding the timing and amount of withdrawals, we guarantee these withdrawal amounts, regardless of the impact of Sub-account performance on your Account Value. The benefit is the spousal version of the Highest Daily Lifetime Seven Income Benefit and is the same class of optional benefit as our Highest Daily Lifetime Five Income Benefit, but differs (among other things) with respect to how the Protected Withdrawal Value is calculated and to how the lifetime withdrawals are calculated. We no longer offer Spousal Highest Daily Lifetime Seven.
Spousal Highest Daily Lifetime® 7 Plus Income Benefit: An optional benefit that, for an additional charge, guarantees your ability to withdraw amounts equal to a percentage of a guaranteed benefit base called the Protected Withdrawal Value. Subject to our rules regarding the timing and amount of withdrawals, we guarantee these withdrawal amounts, regardless of the impact of Sub-account performance on your Account Value. The benefit is the spousal version of the Highest Daily Lifetime 7 Plus Income Benefit and is the same class of optional benefit as our Spousal Highest Daily Lifetime Seven Income Benefit, but differs (among other things) with respect to how the Protected Withdrawal Value is calculated and to how the lifetime withdrawals are calculated. We no longer offer Spousal Highest Daily Lifetime 7 Plus.
Spousal Highest Daily Lifetime® 6 Plus Income Benefit: An optional benefit that, for an additional charge, guarantees your ability to withdraw amounts equal to a percentage of a guaranteed benefit base called the Protected Withdrawal Value. Subject to our rules regarding the timing and amount of withdrawals, we guarantee these withdrawal amounts, regardless of the impact of Sub-account performance on your Account Value. The benefit is the spousal version of the Highest Daily Lifetime 6 Plus Income Benefit and is the same class of optional benefit as our Spousal Highest Daily Lifetime 7 Plus Income Benefit, but differs (among other things) with respect to how the Protected Withdrawal Value is calculated and to how the lifetime withdrawals are calculated. We no longer offer Spousal Highest Daily Lifetime 6 Plus.
Spousal Lifetime Five Income Benefit: An optional benefit that, for an additional cost, guarantees until the later death of two Designated Lives (as defined in this Prospectus) the ability to withdraw an annual amount equal to a percentage of an initial principal value called the Protected Withdrawal Value. Subject to our rules regarding the timing and amount of withdrawals, we guarantee these withdrawal amounts, regardless of the impact of Sub-account performance on your Account Value. We no longer offer Spousal Lifetime Five.
Sub-account: We issue your Annuity through our separate account. See “What is the Separate Account?” under the General Information section. The separate account invests in underlying mutual fund portfolios. From an accounting perspective, we divide the separate account into a number of sections, each of which corresponds to a particular underlying mutual fund portfolio. We refer to each such section of our separate account as a “Sub-account”.
Surrender Value: The value of your Annuity available upon surrender prior to the Annuity Date. It equals the Account Value as of the date we price the surrender minus any applicable CDSC, Annual Maintenance Fee, Tax Charge and the charge for any optional benefits and any additional amounts we applied to your purchase payments that we may be entitled to recover under certain circumstances. The surrender value may be calculated using a MVA with respect to amounts in any MVA Fixed Allocation. No CDSC applies to the ASL II Annuity.
Unit: A measure used to calculate your Account Value in a Sub-account during the accumulation period.
Unit Value: Each Variable Sub-Account has a separate value for its Units (this is analogous to, but not the same as, the share price of a mutual fund).
Valuation Day: Every day the New York Stock Exchange is open for trading or any other day the Securities and Exchange Commission requires mutual funds or unit investment trusts to be valued, not including any day: (1) trading on the NYSE is restricted; (2) an emergency, as determined by the SEC, exists making redemption or valuation of securities held in the Separate Account impractical; or (3) the SEC, by order, permits the suspension or postponement for the protection of security holders.

SUMMARY OF CONTRACT FEES AND CHARGES
Below is a summary of the fees and charges for the Annuities. Some fees and charges are assessed against each Annuity while others are assessed against assets allocated to the Sub-accounts. The fees and charges that are assessed against an Annuity include any applicable Contingent Deferred Sales Charge, Transfer Fee, Tax Charge and Annual Maintenance Fee. The charges that are assessed against the Sub-accounts are the Mortality and Expense Risk charge, the charge for Administration of the Annuity, any applicable Distribution Charge and the charge for certain optional benefits you elect. Certain optional benefits deduct a charge from each Annuity based on a percentage of a “protected value.” Each underlying mutual fund portfolio assesses a fee for investment management, other expenses and, with some mutual funds, a 12b-1 fee. The prospectus for each underlying mutual fund provides more detailed information about the expenses for the underlying mutual funds.
The following tables provide a summary of the fees and charges you will pay if you surrender your Annuity or transfer Account Value among investment options. These fees and charges are described in more detail within this Prospectus.
FOR CHARGES SPECIFIC TO CONTRACTS ISSUED IN NEW YORK STATE, PLEASE REFER TO APPENDIX G – ANNUITIES APPROVED FOR SALE BY THE NEW YORK STATE INSURANCE DEPARTMENT.
FOR CHARGES SPECIFIC TO CONTRACTS ISSUED IN MINNESOTA, PLEASE REFER TO APPENDIX K – SPECIAL CONTRACT PROVISIONS FOR ANNUITIES ISSUED IN CERTAIN STATES.

TRANSACTION FEES AND CHARGES
CONTINGENT DEFERRED SALES CHARGES (CDSC) FOR EACH ANNUITY 1
ASAP III

Yr. 1	Yr. 2	Yr. 3	Yr. 4	Yr. 5	Yr. 6	Yr. 7	Yr. 8	Yr. 9
7.5%	7.0%	6.5%	6.0%	5.0%	4.0%	3.0%	2.0%	0.0%
APEX II

Yr. 1	Yr. 2	Yr. 3	Yr. 4	Yr. 5
8.5%	8.0%	7.0%	6.0%	0.0%
XT6
For Annuities issued prior to November 20, 2006, the following schedule applies:

Yr. 1	Yr. 2	Yr. 3	Yr. 4	Yr. 5	Yr. 6	Yr. 7	Yr. 8	Yr. 9	Yr. 10	Yr. 11+
9.0%	9.0%	8.5%	8.0%	7.0%	6.0%	5.0%	4.0%	3.0%	2.0%	0.0%
For Annuities issued on or after November 20, 2006, the following schedule applies

Yr. 1	Yr. 2	Yr. 3	Yr. 4	Yr. 5	Yr. 6	Yr. 7	Yr. 8	Yr. 9	Yr. 10	Yr. 11+
9.0%	9.0%	8.0%	7.0%	6.0%	5.0%	4.0%	3.0%	2.0%	1.0%	0.0%
ASL II
There is no CDSC for this Annuity

1
The Contingent Deferred Sales Charges, if applicable, are assessed upon surrender or withdrawal. The charge is a percentage of each applicable Purchase Payment deducted upon surrender or withdrawal. The period during which a particular percentage applies is measured from the Issue Date of the Annuity. Purchase Payments are withdrawn on a “first-in, first-out” basis.

OTHER TRANSACTION FEES AND CHARGE (assessed against each Annuity)
FEE/CHARGE	ASAP III	APEX II	ASL II	XT6
TRANSFER FEE [2] MAXIMUM CURRENT	$15.00	$15.00	$15.00	$15.00
	$10.00	$10.00	$10.00	$10.00
TAX CHARGE (CURRENT) [3]	0% to 3.5%	0% to 3.5%	0% to 3.5%	0% to 3.5%

2	Currently, we deduct the fee after the 20th transfer each Annuity Year. We guarantee that the number of charge free transfers per Annuity Year will never be less than 8.

3
In some states a tax is payable, either when purchase payments are received, upon surrender or when the Account Value is applied under an annuity option. The Tax Charge is assessed as a percentage of purchase payments, Surrender Value, or Account Value, as applicable. We reserve the right to deduct the charge either at the time the tax is imposed, upon a full surrender of the Annuity, or upon annuitization. See the subsection “Tax Charge” under “Fees and Charges” in this Prospectus.

The following table provides a summary of the periodic fees and charges you will pay while you own your Annuity, excluding the underlying portfolio annual expenses. These fees and charges are described in more detail within this Prospectus.

PERIODIC FEES AND CHARGES (assessed against each Annuity)
FEE/CHARGE	ASAP III	APEX II	ASL II	XT6
Annual Maintenance Fee [4]	Lesser of $35 or 2% of Account Value[5]	Lesser of $35 or 2% of Account Value[5]	Lesser of $35 or 2% of Account Value[5]	Lesser of $35 or 2% of Account Value
Beneficiary Continuation Option Only	Lesser of $30 or 2% of Account Value	Lesser of $30 or 2% of Account Value	Lesser of $30 or 2% of Account Value	Lesser of $30 or 2% of Account Value

ANNUAL FEES/CHARGES OF THE SUB-ACCOUNTS [6] (assessed as a percentage of the daily net assets of the Sub-accounts)
FEE/CHARGE
Mortality & Expense Risk Charge [7,9]	0.50%	1.50%	1.50%	0.50%
Administration Charge [7,9]	0.15%	0.15%	0.15%	0.15%
Distribution Charge [8,9]	0.60% in Annuity Years 1-8	N/A	N/A	1.00% in Annuity Years 1-10
Total Annual Charges Of the Sub-accounts (excluding settlement service charge)	1.25% in Annuity Years 1-8; 0.65% in Annuity Years 9 and later	1.65%	1.65%	1.65% in Annuity Years 1-10; 0.65% in Annuity Years 11 and later
Settlement Service Charge [9]	1.40% (qualified); 1.00% (nonqualified)	1.40% (qualified); 1.00% (nonqualified)	1.40% (qualified); 1.00% (nonqualified)	1.40% (qualified); 1.00% (nonqualified)

4.
Assessed annually on the Annuity’s anniversary date or upon surrender. For beneficiaries who elect the Beneficiary Continuation Option, the fee is only applicable if Account Value is less than $25,000 at the time the fee is assessed.

5.	Only applicable if Account Value is less than $100,000. Fee may differ in certain States.

6.	These charges are deducted daily and apply to the Sub-accounts only.

7.	The combination of the Mortality and Expense Risk Charge and Administration Charge is referred to as the “Insurance Charge” elsewhere in this Prospectus

8.	The Distribution Charge is 0.00% in Annuity Years 9+ for ASAP III and in Annuity Years 11+ for XT6

9.
The Mortality & Expense Risk Charge, the Administration Charge and the Distribution Charge (if applicable) do not apply if you are a beneficiary under the Beneficiary Continuation Option. The Settlement Service Charge applies only if your beneficiary elects the Beneficiary Continuation Option.

The following table sets forth the charge for each optional benefit under the Annuity. These fees would be in addition to the fees set forth in the tables above. The first column shows the charge for each optional benefit on a maximum and current basis. Then, we show the total expenses you would pay for an Annuity if you purchased the relevant optional benefit. More specifically, we show the total charge for the optional benefit plus the Total Annualized Insurance Fees/Charges applicable to the Annuity. Where the charges cannot actually be totaled (because they are assessed against different base values), we show both individual charges.

YOUR OPTIONAL BENEFIT FEES AND CHARGES [10]
OPTIONAL BENEFIT	OPTIONAL BENEFIT FEE/ CHARGE	TOTAL ANNUAL CHARGE [11] for ASAP III	TOTAL ANNUAL CHARGE [11] for APEX II	TOTAL ANNUAL CHARGE [11] for ASL II	TOTAL ANNUAL CHARGE [11] for XT6
GRO PLUS II
Current and Maximum Charge [12] (assessed against Sub-account net assets)	0.60%	1.85%	2.25%	2.25%	2.25%
HIGHEST DAILY GRO II
Current and Maximum Charge [12] (assessed against Sub-account net assets)	0.60%	1.85%	2.25%	2.25%	2.25%

YOUR OPTIONAL BENEFIT FEES AND CHARGES [10]
OPTIONAL BENEFIT	OPTIONAL BENEFIT FEE/ CHARGE	TOTAL ANNUAL CHARGE [11] for ASAP III	TOTAL ANNUAL CHARGE [11] for APEX II	TOTAL ANNUAL CHARGE [11] for ASL II	TOTAL ANNUAL CHARGE [11] for XT6
HIGHEST DAILY LIFETIME 6 PLUS (HD 6 PLUS)
Maximum Charge [13] (assessed against greater of Account Value and PWV)	1.50%	1.25% + 1.50%	1.65% + 1.50%	1.65% + 1.50%	1.65% + 1.50%
Current Charge (assessed against greater of Account Value and PWV)	0.85%	1.25% + 0.85%	1.65% + 0.85%	1.65% + 0.85%	1.65% + 0.85%
HIGHEST DAILY LIFETIME 6 PLUS WITH LIFETIME INCOME ACCELERATOR (LIA)
Maximum Charge [13] (assessed against greater of Account Value and PWV)	2.00%	1.25% + 2.00%	1.65% + 2.00%	1.65% + 2.00%	1.65% + 2.00%
Current Charge (assessed against greater of Account Value and PWV)	1.20%	1.25% + 1.20%	1.65% + 1.20%	1.65% + 1.20%	1.65% + 1.20%
SPOUSAL HIGHEST DAILY LIFETIME 6 PLUS
Maximum Charge [13] (assessed against greater of Account Value and PWV)	1.50%	1.25% + 1.50%	1.65% + 1.50%	1.65% + 1.50%	1.65% +1.50%
Current Charge (assessed against greater of Account Value and PWV)	0.95%	1.25% + 0.95%	1.65% + 0.95%	1.65% + 0.95%	1.65% + 0.95%
GUARANTEED RETURN OPTION (GRO)/GRO PLUS
Maximum Charge [13] (assessed against Sub-account net assets)	0.75%	2.00%	2.40%	2.40%	2.40%
Current Charge (assessed against Sub-account net assets)	0.25%	1.50%	1.90%	1.90%	1.90%
GUARANTEED RETURN OPTION PLUS 2008 (GRO PLUS 2008)
Maximum Charge [13] (assessed against Sub-account net assets)	0.75%	2.00%	2.40%	2.40%	2.40%
Current Charge (if elected on or after May 1, 2009) (assessed against Sub-account net assets)	0.60%	1.85%	2.25%	2.25%	2.25%
HIGHEST DAILY GUARANTEED RETURN OPTION (HD GRO)
Current and Maximum Charge [13] (if elected on or after May 1, 2009) (assessed against Sub-account net assets)	0.60%	1.85%	2.25%	2.25%	2.25%
GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB)
Maximum Charge [13] (assessed against Sub-account net assets)	1.00%	2.25%	2.65%	2.65%	2.65%
Current Charge (assessed against Sub-account net assets)	0.35%	1.60%	2.00%	2.00%	2.00%
GUARANTEED MINIMUM INCOME BENEFIT (GMIB)
Maximum Charge [13] (assessed against PIV)	1.00%	1.25% + 1.00%	1.65% + 1.00%	1.65% + 1.00%	1.65% + 1.00%
Current Charge (assessed against PIV)	0.50%	1.25% + 0.50%	1.65% + 0.50%	1.65% + 0.50%	1.65 + 0.50%
LIFETIME FIVE INCOME BENEFIT
Maximum Charge [13] (assessed against Sub-account net assets)	1.50%	2.75%	3.15%	3.15%	3.15%
Current Charge (assessed against Sub-account net assets)	0.60%	1.85%	2.25%	2.25%	2.25%
SPOUSAL LIFETIME FIVE INCOME BENEFIT
Maximum Charge [13] (assessed against Sub-account net assets)	1.50%	2.75%	3.15%	3.15%	3.15%
Current Charge (assessed against Sub-account net assets)	0.75%	2.00%	2.40%	2.40%	2.40%

YOUR OPTIONAL BENEFIT FEES AND CHARGES [10]
OPTIONAL BENEFIT	OPTIONAL BENEFIT FEE/ CHARGE	TOTAL ANNUAL CHARGE [11] for ASAP III	TOTAL ANNUAL CHARGE [11] for APEX II	TOTAL ANNUAL CHARGE [11] for ASL II	TOTAL ANNUAL CHARGE [11] for XT6
HIGHEST DAILY LIFETIME FIVE INCOME BENEFIT
Maximum Charge [13] (assessed against Sub-account net assets)	1.50%	2.75%	3.15%	3.15%	3.15%
Current Charge (assessed against Sub-account net assets)	0.60%	1.85%	2.25%	2.25%	2.25%
HIGHEST DAILY LIFETIME SEVEN INCOME BENEFIT
Maximum Charge [13] (assessed against the PWV)	1.50%	1.25% + 1.50%	1.65% + 1.50%	1.65% + 1.50%	1.65% + 1.50%
Current Charge (assessed against the PWV)	0.60%	1.25% + 0.60%	1.65% + 0.60%	1.65% + 0.60%	1.65% + 0.60%
HIGHEST DAILY LIFETIME SEVEN WITH BENEFICIARY INCOME OPTION (BIO)
Maximum Charge [13] (assessed against the PWV)	2.00%	1.25% + 2.00%	1.65% + 2.00%	1.65% + 2.00%	1.65% + 2.00%
Current Charge (assessed against the PWV)	0.95%	1.25% + 0.95%	1.65% + 0.95%	1.65% + 0.95%	1.65% + 0.95%
HIGHEST DAILY LIFETIME SEVEN WITH LIFETIME INCOME ACCELERATOR (LIA)
Maximum Charge [13] (assessed against the PWV)	2.00%	1.25% + 2.00%	1.65% + 2.00%	1.65% + 2.00%	1.65% + 2.00%
Current Charge (assessed against the PWV)	0.95%	1.25% + 0.95%	1.65% + 0.95%	1.65% + 0.95%	1.65% + 0.95%
SPOUSAL HIGHEST DAILY LIFETIME SEVEN INCOME BENEFIT
Maximum Charge [13] (assessed against the PWV)	1.50%	1.25% + 1.50%	1.65% + 1.50%	1.65% + 1.50%	1.65% + 1.50%
Current Charge (assessed against the PWV)	0.75%	1.25% + 0.75%	1.65% + 0.75%	1.65% + 0.75%	1.65% + 0.75%
SPOUSAL HIGHEST DAILY LIFETIME SEVEN WITH BENFEFICIARY INCOME BENEFIT (BIO)
Maximum Charge [13] (assessed against the PWV)	2.00%	1.25% + 2.00%	1.65% + 2.00%	1.65% + 2.00%	1.65% + 2.00%
Current Charge (assessed against the PWV)	0.95%	1.25% + 0.95%	1.65% + 0.95%	1.65% + 0.95%	1.65% + 0.95%
HIGHEST DAILY LIFETIME 7 PLUS
Maximum Charge [13] (assessed against the greater of Account Value and PWV)	1.50%	1.25% + 1.50%	1.65% + 1.50%	1.65% + 1.50%	1.65% + 1.50%
Current Charge (assessed against the greater of Account Value and PWV)	0.75%	1.25% + 0.75%	1.65% + 0.75%	1.65% + 0.75%	1.65% + 0.75%
HIGHEST DAILY LIFETIME 7 PLUS WITH BENEFICIARY INCOME OPTION (BIO)
Maximum Charge [13] (assessed against the greater of Account Value and PWV)	2.00%	1.25% + 2.00%	1.65% + 2.00%	1.65% + 2.00%	1.65% + 2.00%
Current Charge (assessed against the greater of Account Value and PWV)	1.10%	1.25% + 1.10%	1.65% + 1.10%	1.65% + 1.10%	1.65% + 1.10%
HIGHEST DAILY LIFETIME 7 PLUS WITH LIFETIME INCOME ACCELERATOR (LIA)
Maximum Charge [13] (assessed against the greater of Account Value and PWV)	2.00%	1.25% + 2.00%	1.65% + 2.00%	1.65% + 2.00%	1.65% + 2.00%
Current Charge (assessed against the greater of Account Value and PWV)	1.10%	1.25% + 1.10%	1.65% + 1.10%	1.65% + 1.10%	1.65% + 1.10%
SPOUSAL HIGHEST DAILY LIFETIME 7 PLUS
Maximum Charge [13] (assessed against the greater of Account Value and PWV)	1.50%	1.25% + 1.50%	1.65% + 1.50%	1.65% + 1.50%	1.65% + 1.50%
Current Charge (assessed against the greater of Account Value and PWV)	0.90%	1.25% + 0.90%	1.65% + 0.90%	1.65% + 0.90%	1.65% + 0.90%

YOUR OPTIONAL BENEFIT FEES AND CHARGES [10]
OPTIONAL BENEFIT	OPTIONAL BENEFIT FEE/ CHARGE	TOTAL ANNUAL CHARGE [11] for ASAP III	TOTAL ANNUAL CHARGE [11] for APEX II	TOTAL ANNUAL CHARGE [11] for ASL II	TOTAL ANNUAL CHARGE [11] for XT6
SPOUSAL HIGHEST DAILY LIFETIME 7 PLUS WITH BENEFICIARY INCOME OPTION (BIO)
Maximum Charge [13] (assessed against the greater of Account Value and PWV)	2.00%	1.25% + 2.00%	1.65% + 2.00%	1.65% + 2.00%	1.65% + 2.00%
Current Charge (assessed Against the Greater of Account Value and PWV)	1.10%	1.25% + 1.10%	1.65% + 1.10%	1.65% + 1.10%	1.65% + 1.10%
ENHANCED BENEFICIARY PROTECTION DEATH BENEFIT
Current and Maximum Charge [12] (assessed against Sub-account net assets)	0.25%	1.50%	1.90%	1.90%	1.90%
HIGHEST ANNIVERSARY VALUE DEATH BENEFIT (“HAV”)
Current and Maximum Charge [12] (if elected on or after May 1, 2009) (assessed against Sub-account net assets)	0.40%	1.65%	2.05%	2.05%	2.05%
COMBINATION 5% ROLL-UP AND HAV DEATH BENEFIT
Current and Maximum Charge [12] (if elected on or after May 1, 2009) (assessed against Sub-account net assets)	0.80%	2.05%	2.45%	2.45%	2.45%
HIGHEST DAILY VALUE DEATH BENEFIT (“HDV”)
Current and Maximum Charge [12] (assessed against Sub-account net assets)	0.50%	1.75%	2.15%	2.15%	2.15%
Please refer to the section of this Prospectus that describes each optional benefit for a complete description of the benefit, including any restrictions or limitations that may apply.
How Charge is Determined

10
GRO Plus II: Charge for this benefit is assessed against the daily net assets of the Sub-accounts. For ASAP III, the 1.85% total annual charge applies in Annuity Years 1-8 and is 1.25% thereafter. For APEX II and ASL II, the 2.25% total annual charge applies in all Annuity Years, and for XT6, the 2.25% total annual charge applies in Annuity Years 1-10 and is 1.25% thereafter.

Highest Daily GRO II: Charge for this benefit is assessed against the daily net assets of the Sub-accounts. For ASAP III, the 1.85% total annual charge applies in Annuity Years 1-8 and is 1.25% thereafter. For APEX II and ASL II, the 2.25% total annual charge applies in all Annuity Years, and for XT6, the 2.25% total annual charge applies in Annuity Years 1-10 and is 1.25% thereafter.
Highest Daily Lifetime 6 Plus: Charge for this benefit is assessed against the greater of Account Value and Protected Withdrawal Value. As discussed in the description of the benefit, the charge is taken out of the Sub-accounts and the DCA Fixed Rate Options, if applicable. Under certain circumstances, we may not deduct the charge or may only deduct a portion of the charge (see the description of the benefit for details). For ASAP III, 0.85% is in addition to 1.25% annual charge of amounts invested in the Sub-accounts (in Annuity Years 1-8) and 0.65% annual charge of amounts invested in the Sub-accounts in subsequent Annuity Years. For APEX II and ASL II, 0.85% is in addition to 1.65% annual charge of amounts invested in the Sub-accounts. For XT6, 0.85% is in addition to 1.65% annual charge of amounts invested in the Sub-accounts (in Annuity Years 1-10) and 0.65% annual charge of the amounts invested in the Sub-accounts in subsequent Annuity Years. This benefit is no longer available for new elections.
Highest Daily Lifetime 6 Plus with LIA: Charge for this benefit is assessed against the greater of Account Value and Protected Withdrawal Value. As discussed in the description of the benefit, the charge is taken out of the Sub-accounts and the DCA Fixed Rate Options, if applicable. Under certain circumstances, we may not deduct the charge or may only deduct a portion of the charge (see the description of the benefit for details). For ASAP III, 1.20% is in addition to 1.25% annual charge of amounts invested in the Sub-accounts (in Annuity Years 1-8) and 0.65% annual charge of amounts invested in the Sub-accounts in subsequent Annuity Years. For APEX II and ASL II, 1.20% is in addition to 1.65% annual charge of amounts invested in the Sub-accounts. For XT6, 1.20% is in addition to 1.65% annual charge of amounts invested in the Sub-accounts (in Annuity Years 1-10) and 0.65% annual charge of amounts invested in the Sub-accounts in subsequent Annuity Years. This benefit is no longer available for new elections.
Spousal Highest Daily Lifetime 6 Plus: Charge for this benefit is assessed against the greater of Account Value and Protected Withdrawal Value. As discussed in the description of the benefit, the charge is taken out of the Sub-accounts and the DCA Fixed Rate Options, if applicable. Under certain circumstances, we may not deduct the charge or may only deduct a portion of the charge (see the description of the benefit for details). For ASAP III, 0.95% is in addition to 1.25% annual charge of amounts invested in the Sub-accounts (in Annuity Years 1-8) and 0.65% annual charge of amounts invested in the Sub-accounts in subsequent Annuity Years. For APEX II and ASL II, 0.95% is in addition to 1.65% annual charge of amounts invested in the Sub-accounts. For XT6, 0.95% is in addition to 1.65% annual charge of amounts invested in the Sub-accounts (in Annuity Years 1-10) and 0.65% annual charge of the amounts invested in the Sub-accounts in subsequent Annuity Years. This benefit is no longer available for new elections.
Guaranteed Return Option/GRO Plus: Charge for each benefit is assessed against the daily net assets of the Sub-accounts. For ASAP III, 1.50% total annual charge applies in Annuity Years 1-8 and is 0.90% thereafter. For APEX II and ASL II, 1.90% total annual charge applies in all Annuity Years, and for XT6, 1.90% total annual charge applies in Annuity Years 1-10 and is 0.90% thereafter. This benefit is no longer available for new elections.
GRO Plus 2008: Charge for the benefit is assessed against the daily net assets of the Sub-accounts. If you elected the benefit prior to May 1, 2009, the fees are as follows: The charge is 0.35% of Sub-account assets. For ASAP III, 1.60% total annual charge applies in Annuity Years 1-8 and is 1.00% thereafter. For APEX II and ASL II, 2.00% total annual charge applies in all Annuity Years, and for XT6, 2.00% total annual charge applies in Annuity Years 1-10 and is 1.00% thereafter. If you elected the benefit on or after May 1, 2009, the fees are as follows: For ASAP III, 1.85% total annual charge applies in Annuity Years 1-8 and is 1.25% thereafter. For APEX II and ASL II, 2.25% total annual charge applies in all Annuity Years, and for XT6, 2.25% total annual charge applies in Annuity Years 1-10 and is 1.25% thereafter. This benefit is no longer available for new elections.
Highest Daily GRO: Charge for this benefit is assessed against the daily net assets of the Sub-accounts. If you elected the benefit prior to May 1, 2009, the fees are as follows: The current charge is .35% of Sub-account assets. For ASAP III, 1.60% total annual charge applies in Annuity Years 1-8 and is 1.00% thereafter. For APEX II and ASL II, 2.00% total annual charge applies in all Annuity Years, and for XT6, 2.00% total annual charge applies in Annuity Years 1-10 and is 1.00% thereafter. If you elected the benefit on or after May 1, 2009, the fees are as follows: For ASAP III, 1.85% total annual charge applies in Annuity Years 1-8 and is 1.25% thereafter. For APEX II and ASL II, 2.25% total annual charge applies in all Annuity Years, and for XT6, 2.25% total annual charge applies in Annuity Years 1-10 and is 1.25% thereafter. This benefit is no longer available for new elections.

Guaranteed Minimum Withdrawal Benefit: Charge for this benefit is assessed against the daily net assets of the Sub-accounts. For ASAP III, 1.60% total annual charge applies in Annuity Years 1-8 and is 1.00% thereafter. For APEX II and ASL II, 2.00% total annual charge applies in all Annuity Years, and for XT6, 2.00% total annual charge applies in Annuity Years 1-10 and is 1.00% thereafter. This benefit is no longer available for new elections.
Guaranteed Minimum Income Benefit: Charge for this benefit is assessed against the GMIB Protected Income Value (“PIV”). As discussed in the description of the benefit, the charge is taken out of the Sub-accounts and the Fixed Allocations. For ASAP III, 0.50% of PIV for GMIB is in addition to 1.25% annual charge in years 1-8 and 0.65% thereafter. For APEX II and ASL II, 0.50% of PIV for GMIB is in addition to 1.65% annual charge. For XT6, 0.50% of PIV for GMIB is in addition to 1.65% in years 1-10 and 0.65% thereafter. This benefit is no longer available for new elections.
Lifetime Five Income Benefit: Charge for this benefit is assessed against the daily net assets of the Sub-accounts. For ASAP III, 1.85% total annual charge applies in Annuity Years 1-8 and is 1.25% thereafter. For APEX II and ASL II, 2.25% total annual charge applies in all Annuity Years, and for XT6, 2.25% total annual charge applies in Annuity Years 1-10 and is 1.25% thereafter. This benefit is no longer available for new elections.
Spousal Lifetime Five Income Benefit: Charge for this benefit is assessed against the daily net assets of the Sub-accounts. For ASAP III, 2.00% total annual charge applies in Annuity Years 1-8 and is 1.40% thereafter. For APEX II and ASL II, 2.40% total annual charge applies in all Annuity Years, and for XT6, 2.40% total annual charge applies in Annuity Years 1-10 and is 1.40% thereafter. This benefit is no longer available for new elections.
Highest Daily Lifetime Five Income Benefit: Charge for this benefit is assessed against the daily net assets of the Sub-accounts. For ASAP III, 1.85% total annual charge applies in Annuity years 1-8 and is 1.25% thereafter. For APEX II and ASL II, 2.25% total annual charge applies in all Annuity Years, and for XT6, 2.25% total annual charge applies in Annuity Years 1-10 and is 1.25% thereafter. This benefit is no longer available for new elections.
Highest Daily Lifetime Seven: Charge for this benefit is assessed against the Protected Withdrawal Value (“PWV”). PWV is described in the Living Benefits section of this Prospectus. As discussed in the description of the benefit, the charge is taken out of the Sub-accounts. For ASAP III, 0.60% for Highest Daily Lifetime Seven is in addition to 1.25% annual charge in years 1-8 and 0.65% thereafter. For APEX II and ASL II, 0.60% for Highest Daily Lifetime Seven is in addition to 1.65% annual charge. For XT6, 0.60% for Highest Daily Lifetime Seven is in addition to 1.65% in years 1-10 and 0.65% thereafter. This benefit is no longer available for new elections.
Highest Daily Lifetime Seven with BIO: Charge for this benefit is assessed against the Protected Withdrawal Value (“PWV”). As discussed in the description of the benefit, the charge is taken out of the Sub-accounts. For ASAP III, 0.95% is in addition to 1.25% annual charge of amounts invested in the Sub-accounts (in Annuity Years 1-8) and 0.65% annual charge of amounts invested in the Sub-accounts in subsequent Annuity Years. For APEX II and ASL II, 0.95% is in addition to 1.65% annual charge of amounts invested in the Sub-accounts. For XT6, 0.95% is in addition to 1.65% annual charge of amounts invested in the Sub-accounts in Annuity Years 1-10 and 0.65% annual charge of the amounts invested in the Sub-accounts in subsequent Annuity Years. This benefit is no longer available for new elections.
Highest Daily Lifetime Seven with LIA: Charge for this benefit is assessed against the Protected Withdrawal Value (“PWV”). As discussed in the description of the benefit, the charge is taken out of the Sub-accounts. For ASAP III, 0.95% is in addition to 1.25% annual charge of amounts invested in the Sub-accounts (in Annuity Years 1-8) and 0.65% annual charge of amounts invested in the Sub-accounts in subsequent Annuity Years. For APEX II and ASL II, 0.95% is in addition to 1.65% annual charge of amounts invested in the Sub-accounts. For XT6, 0.95% is in addition to 1.65% annual charge of amounts invested in the Sub-accounts in Annuity Years 1-10 and 0.65% annual charge of the amounts invested in the Sub-accounts in subsequent Annuity Years. This benefit is no longer available for new elections.
Spousal Highest Daily Lifetime Seven: Charge for this benefit is assessed against the Protected Withdrawal Value (“PWV”). For ASAP III, 0.75% for Spousal Highest Daily Lifetime Seven is in addition to 1.25% annual charge in years 1-8 and 0.65% thereafter. For APEX II and ASL II, 0.75% for Spousal Highest Daily Lifetime Seven is in addition to 1.65% annual charge. For XT6, 0.75% for Spousal Highest Daily Lifetime Seven is in addition to 1.65% in years 1-10 and 0.65% thereafter. This benefit is no longer available for new elections.
Spousal Highest Daily Lifetime Seven with BIO: Charge for this benefit is assessed against the Protected Withdrawal Value (“PWV”). As discussed in the description of the benefit, the charge is taken out of the Sub-accounts. For ASAP III, 0.95% is in addition to 1.25% annual charge of amounts invested in the Sub-accounts (in Annuity Years 1-8) and 0.65% annual charge of amounts invested in the Sub-accounts in subsequent Annuity Years. For APEX II and ASL II, 0.95% is in addition to 1.65% annual charge of amounts invested in the Sub-accounts. For XT6, 0.95% is in addition to 1.65% annual charge of amounts invested in the Sub-accounts in Annuity Years 1-10 and 0.65% annual charge of the amounts invested in the Sub-accounts in subsequent Annuity Years. This benefit is no longer available for new elections.
Highest Daily Lifetime 7 Plus: Charge for this benefit is assessed against the greater of Account Value and Protected Withdrawal Value. As discussed in the description of the benefit, the charge is taken out of the Sub-accounts and the DCA Fixed Rate Options, if applicable. For ASAP III, 0.75% is in addition to 1.25% annual charge of amounts invested in the Sub-accounts (in Annuity Years 1-8) and 0.65% annual charge of amounts invested in the Sub-accounts in subsequent Annuity Years. For APEX II and ASL II, 0.75% is in addition to 1.65% annual charge of amounts invested in the Sub-accounts. For XT6, 0.75% is in addition to 1.65% annual charge of amounts invested in the Sub-accounts (in Annuity Years 1-10) and .65% annual charge of the amounts invested in the Sub-accounts in subsequent Annuity Years. This benefit is no longer available for new elections.
Highest Daily Lifetime 7 Plus with BIO: Charge for this benefit is assessed against the greater of Account Value and Protected Withdrawal Value. As discussed in the description of the benefit, the charge is taken out of the Sub-accounts and the DCA Fixed Rate Options, if applicable. For ASAP III, 1.10% is in addition to 1.25% annual charge of amounts invested in the Sub-accounts (in Annuity Years 1-8) and 0.65% annual charge of amounts invested in the Sub-accounts in subsequent Annuity Years. For APEX II and ASL II, 1.10% is in addition to 1.65% annual charge of amounts invested in the Sub-accounts. For XT6, 1.10% is in addition to 1.65% annual charge of amounts invested in the Sub-accounts (in Annuity Years 1-10) and 0.65% annual charge of amounts invested in the Sub-accounts in subsequent Annuity Years. This benefit is no longer available for new elections.
Highest Daily Lifetime 7 Plus with LIA: Charge for this benefit is assessed against the greater of Account Value and Protected Withdrawal Value. As discussed in the description of the benefit, the charge is taken out of the Sub-accounts and the DCA Fixed Rate Options, if applicable. For ASAP III, 1.10% is in addition to 1.25% annual charge of amounts invested in the Sub-accounts (in Annuity Years 1-8) and 0.65% annual charge of amounts invested in the Sub-accounts in subsequent Annuity Years. For APEX II and ASL II, 1.10% is in addition to 1.65% annual charge of amounts invested in the Sub-accounts. For XT6, 1.10% is in addition to 1.65% annual charge of amounts invested in the Sub-accounts (in Annuity Years 1-10) and 0.65% annual charge of amounts invested in the Sub-accounts in subsequent Annuity Years. This benefit is no longer available for new elections.
Spousal Highest Daily Lifetime 7 Plus: Charge for this benefit is assessed against the greater of Account Value and Protected Withdrawal Value. As discussed in the description of the benefit, the charge is taken out of the Sub-accounts and the DCA Fixed Rate Options, if applicable. For ASAP III, 0.90% is in addition to 1.25% annual charge of amounts invested in the Sub-accounts (in Annuity Years 1-8) and 0.65% annual charge of amounts invested in the Sub-accounts in subsequent Annuity Years. For APEX II and ASL II, 0.90% is in addition to 1.65% annual charge of amounts invested in the Sub-accounts. For XT6, 0.90% is in addition to 1.65% annual charge of amounts invested in the Sub-accounts (in Annuity Years 1-10) and 0.65% annual charge of amounts invested in the Sub-accounts in subsequent Annuity Years. This benefit is no longer available for new elections.
Spousal Highest Daily Lifetime 7 Plus with BIO: Charge for this benefit is assessed against the greater of Account Value and Protected Withdrawal Value. As discussed in the description of the benefit, the charge is taken out of the Sub-accounts and the DCA Fixed Rate Options, if applicable. For ASAP III, 1.10% is in addition to 1.25% annual charge of amounts invested in the Sub-accounts (in Annuity Years 1-8) and 0.65% annual charge of amounts invested in the Sub-accounts in subsequent Annuity Years. For APEX II and ASL II, 1.10% is in addition to 1.65% annual charge of amounts invested in the Sub-accounts. For XT6, 1.10% is in addition to 1.65% annual charge of amounts invested in the Sub-accounts (in Annuity Years 1-10) and 0.65% annual charge of amounts invested in the Sub-accounts in subsequent Annuity Years. This benefit is no longer available for new elections.
Enhanced Beneficiary Protection Death Benefit: Charge for this benefit is assessed against the daily net assets of the Sub-accounts. For ASAP III, 1.50% total annual charge applies in Annuity Years 1-8 and is 0.90% thereafter. For APEX II and ASL II, 1.90% total annual charge applies in all Annuity Years, and for XT6, 1.90% total annual charge applies in Annuity Years 1-10 and is 0.90% thereafter. This benefit is no longer available for new elections.
Highest Anniversary Value Death Benefit: Charge for this benefit is assessed against the daily net assets of the Sub-accounts. If you elected the benefit prior to May 1, 2009, the fees are as follows: The charge is 0.25% of Sub-account assets if you elected the benefit prior to May 1, 2009. For ASAP III, 1.50% total annual charge applies in Annuity Years 1-8 and is 0.90% thereafter. For APEX II and ASL II, 1.90% total annual charge applies in all Annuity Years, and for XT6, 1.90% total annual charge applies in Annuity Years 1-10 and is 0.90% thereafter. If you elected the benefit on or after May 1, 2009, the fees are as follows: For ASAP III, 1.65% total annual charge applies in Annuity Years 1-8 and is 1.05% thereafter. For APEX II and ASL II, 2.05% total annual charge applies in all Annuity Years, and for XT6, 2.05% total annual charge applies in Annuity Years 1-10 and is 1.05% thereafter. This benefit is no longer available for new elections.
Combination 5% Roll-Up and HAV Death Benefit: Charge for this benefit is assessed against the daily net assets of the Sub-accounts. If you elected the benefit prior to May 1, 2009, the fees are as follows: The charge is 0.50% of Sub-account assets if you elected the benefit prior to May 1, 2009. For ASAP III, 1.75% total annual charge applies in Annuity Years 1-8 and is 1.15% thereafter. For APEX II and ASL II, 2.15% total annual charge applies in all Annuity Years, and for XT6, 2.15% total annual charge applies in Annuity Years 1-10 and is 1.15% thereafter. If you elected the benefit on or after May 1, 2009, the fees are as follows: For ASAP III, 2.05% total annual charge applies in Annuity Years 1-8 and is 1.45% thereafter. For APEX II and ASL II, 2.45% total annual charge applies in all Annuity Years, and for XT6, 2.45% total annual charge applies in Annuity Years 1-10 and is 1.45% thereafter. This benefit is no longer available for new elections.
Highest Daily Value Death Benefit: Charge for this benefit is assessed against the daily net assets of the Sub-accounts. For ASAP III, 1.75% total annual charge applies in Annuity Years 1-8 and is 1.15% thereafter. For APEX II and ASL II, 2.15% total annual charge applies in all Annuity Years, and for XT6, 2.15% total annual charge applies in Annuity Years 1-10 and is 1.15% thereafter. This benefit is no longer available for new elections.

11
The Total Annual Charge includes the Insurance Charge and Distribution Charge (if applicable) assessed against the daily net assets allocated to the Sub-accounts. If you elect more than one optional benefit, the Total Annual Charge would be increased to include the charge for each optional benefit. With respect to GMIB, the 0.50% charge is assessed against the GMIB Protected Income Value. With respect to Highest Daily Lifetime Seven, Spousal Highest Daily Lifetime Seven, Highest Daily Lifetime 7 Plus, Spousal Highest Daily Lifetime 7 Plus, Highest Daily Lifetime 6 Plus, and Spousal Highest Daily Lifetime 6 Plus the charge is assessed against the Protected Withdrawal Value (greater of PWV and Account Value, for the “Plus” benefits). With respect to each of Highest Daily Lifetime Seven, Spousal Highest Daily Lifetime Seven, Highest Daily Lifetime 7 Plus, Spousal Highest Daily Lifetime 7 Plus, Highest Daily Lifetime 6 Plus, and Spousal Highest Daily Lifetime 6 Plus one-fourth of the annual charge is deducted quarterly. These optional benefits are not available under the Beneficiary Continuation Option.

12
Our reference in the fee table to “current and maximum” charge does not mean that we have the authority to increase the charge for Annuities that already have been issued. Rather, the reference indicates that there is no maximum charge to which the current charge could be increased for existing Annuities. However, our State filings may have included a provision allowing us to impose an increased charge for newly-issued Annuities.

13	We reserve the right to increase the charge up to the maximum charge indicated, upon any step-up or reset under the benefit, or new election of the benefit.
The following table provides the range (minimum and maximum) of the total annual expenses for the underlying mutual funds (“Portfolios”) for the year ended December 31, 2018 before any contractual waivers and expense reimbursements. Each figure is stated as a percentage of the underlying Portfolio’s average daily net assets.

TOTAL ANNUAL UNDERLYING PORTFOLIO OPERATING EXPENSES
	MINIMUM	MAXIMUM
Total Underlying Portfolio Operating Expense	0.57%	2.49%
The following are the total annual expenses for each underlying mutual fund (“Portfolio”) for the year ended December 31, 2018, except as noted and except if the underlying portfolio’s inception date is subsequent to December 31, 2018 and do not necessarily reflect the fees you may incur. The “Total Annual Underlying Portfolio Operating Expenses” reflect the combination of the underlying Portfolio’s investment management fee, other expenses, any 12b-1 fees, and certain other expenses. Each figure is stated as a percentage of the underlying Portfolio’s average daily net assets. For certain of the Portfolios, a portion of the management fee has been contractually waived and/or other expenses have been contractually partially reimbursed, which is shown in the table. The following expenses are deducted by the underlying Portfolio before it provides Prudential Annuities with the daily net asset value. The underlying Portfolio information was provided by the underlying mutual funds and has not been independently verified by us. See the prospectuses or statements of additional information of the underlying Portfolios for further details. The current prospectus and statement of additional information for the underlying Portfolios can be obtained by calling 1-888-PRU-2888, or at www.prudentialannuities.com .

UNDERLYING PORTFOLIO ANNUAL EXPENSES
(as a percentage of the average daily net assets of the underlying Portfolios)
For the year ended December 31, 2018
FUNDS	Management Fees	Other Expenses	Distribution (12b-1) Fees	Dividend Expense on Short Sales	Broker Fees and Expenses on Short Sales	Acquired Portfolio Fees & Expenses	Total Annual Portfolio Operating Expenses	Fee Waiver or Expense Reimbursement	Net Annual Fund Operating Expenses
AST Academic Strategies Asset Allocation Portfolio*	0.64%	0.02%	0.11%	0.04%	0.00%	0.62%	1.43%	0.01%	1.42%
AST Advanced Strategies Portfolio*	0.64%	0.03%	0.24%	0.00%	0.00%	0.05%	0.96%	0.02%	0.94%
AST AllianzGI World Trends Portfolio*	0.75%	0.02%	0.25%	0.00%	0.00%	0.00%	1.02%	0.03%	0.99%
AST AQR Emerging Markets Equity Portfolio	0.93%	0.13%	0.25%	0.00%	0.00%	0.00%	1.31%	0.00%	1.31%
AST AQR Large-Cap Portfolio*	0.56%	0.01%	0.25%	0.00%	0.00%	0.00%	0.82%	0.01%	0.81%
AST Balanced Asset Allocation Portfolio	0.15%	0.01%	0.00%	0.00%	0.00%	0.79%	0.95%	0.00%	0.95%
AST BlackRock Global Strategies Portfolio*	0.81%	0.06%	0.25%	0.00%	0.00%	0.00%	1.12%	0.02%	1.10%
AST BlackRock Low Duration Bond Portfolio*	0.48%	0.07%	0.25%	0.00%	0.00%	0.00%	0.80%	0.06%	0.74%
AST BlackRock/Loomis Sayles Bond Portfolio*	0.46%	0.03%	0.25%	0.00%	0.06%	0.00%	0.80%	0.04%	0.76%
AST Bond Portfolio 2019	0.47%	0.16%	0.25%	0.00%	0.00%	0.00%	0.88%	0.00%	0.88%
AST Bond Portfolio 2020*	0.47%	0.31%	0.25%	0.00%	0.00%	0.00%	1.03%	0.10%	0.93%
AST Bond Portfolio 2021	0.47%	0.16%	0.25%	0.00%	0.00%	0.00%	0.88%	0.00%	0.88%
AST Bond Portfolio 2022*	0.47%	0.22%	0.25%	0.00%	0.00%	0.00%	0.94%	0.01%	0.93%

UNDERLYING PORTFOLIO ANNUAL EXPENSES
(as a percentage of the average daily net assets of the underlying Portfolios)
For the year ended December 31, 2018
FUNDS	Management Fees	Other Expenses	Distribution (12b-1) Fees	Dividend Expense on Short Sales	Broker Fees and Expenses on Short Sales	Acquired Portfolio Fees & Expenses	Total Annual Portfolio Operating Expenses	Fee Waiver or Expense Reimbursement	Net Annual Fund Operating Expenses
AST Bond Portfolio 2023*	0.47%	0.42%	0.25%	0.00%	0.00%	0.00%	1.14%	0.21%	0.93%
AST Bond Portfolio 2024	0.47%	0.19%	0.25%	0.00%	0.00%	0.00%	0.91%	0.00%	0.91%
AST Bond Portfolio 2025*	0.47%	0.22%	0.25%	0.00%	0.00%	0.00%	0.94%	0.01%	0.93%
AST Bond Portfolio 2026	0.47%	0.09%	0.25%	0.00%	0.00%	0.00%	0.81%	0.00%	0.81%
AST Bond Portfolio 2027	0.47%	0.08%	0.25%	0.00%	0.00%	0.00%	0.80%	0.00%	0.80%
AST Bond Portfolio 2028*	0.47%	0.24%	0.25%	0.00%	0.00%	0.00%	0.96%	0.03%	0.93%
AST Bond Portfolio 2029*	0.47%	1.77%	0.25%	0.00%	0.00%	0.00%	2.49%	1.56%	0.93%
AST Bond Portfolio 2030	0.47%	0.08%	0.25%	0.00%	0.00%	0.00%	0.80%	0.00%	0.80%
AST Capital Growth Asset Allocation Portfolio	0.15%	0.01%	0.00%	0.00%	0.00%	0.79%	0.95%	0.00%	0.95%
AST ClearBridge Dividend Growth Portfolio*	0.66%	0.02%	0.25%	0.00%	0.00%	0.00%	0.93%	0.01%	0.92%
AST Cohen & Steers Global Realty Portfolio*	0.83%	0.06%	0.25%	0.00%	0.00%	0.00%	1.14%	0.05%	1.09%
AST Cohen & Steers Realty Portfolio	0.83%	0.03%	0.25%	0.00%	0.00%	0.00%	1.11%	0.00%	1.11%
AST Fidelity Institutional AM® Quantitative Portfolio*	0.65%	0.03%	0.25%	0.00%	0.00%	0.01%	0.94%	0.02%	0.92%
AST Goldman Sachs Multi-Asset Portfolio*	0.76%	0.04%	0.25%	0.00%	0.00%	0.01%	1.06%	0.02%	1.04%
AST Goldman Sachs Small-Cap Value Portfolio	0.77%	0.02%	0.25%	0.00%	0.00%	0.01%	1.05%	0.00%	1.05%
AST Government Money Market Portfolio	0.30%	0.02%	0.25%	0.00%	0.00%	0.00%	0.57%	0.00%	0.57%
AST High Yield Portfolio	0.57%	0.04%	0.25%	0.00%	0.00%	0.00%	0.86%	0.00%	0.86%
AST Hotchkis & Wiley Large-Cap Value Portfolio*	0.56%	0.02%	0.25%	0.00%	0.00%	0.00%	0.83%	0.01%	0.82%
AST International Growth Portfolio*	0.81%	0.03%	0.25%	0.00%	0.00%	0.00%	1.09%	0.02%	1.07%
AST International Value Portfolio	0.81%	0.04%	0.25%	0.00%	0.00%	0.00%	1.10%	0.00%	1.10%
AST Investment Grade Bond Portfolio*	0.47%	0.02%	0.25%	0.00%	0.00%	0.00%	0.74%	0.04%	0.70%
AST J.P. Morgan Global Thematic Portfolio	0.76%	0.04%	0.25%	0.00%	0.00%	0.00%	1.05%	0.00%	1.05%
AST J.P. Morgan International Equity Portfolio	0.70%	0.06%	0.25%	0.00%	0.00%	0.00%	1.01%	0.00%	1.01%
AST J.P. Morgan Strategic Opportunities Portfolio*	0.81%	0.06%	0.25%	0.00%	0.00%	0.00%	1.12%	0.01%	1.11%
AST Jennison Large-Cap Growth Portfolio	0.72%	0.02%	0.25%	0.00%	0.00%	0.00%	0.99%	0.00%	0.99%
AST Loomis Sayles Large-Cap Growth Portfolio*	0.71%	0.01%	0.25%	0.00%	0.00%	0.00%	0.97%	0.06%	0.91%
AST MFS Global Equity Portfolio	0.82%	0.04%	0.25%	0.00%	0.00%	0.00%	1.11%	0.00%	1.11%
AST MFS Growth Allocation Portfolio*	0.67%	0.05%	0.25%	0.00%	0.00%	0.00%	0.97%	0.01%	0.96%
AST MFS Growth Portfolio*	0.71%	0.02%	0.25%	0.00%	0.00%	0.00%	0.98%	0.01%	0.97%
AST MFS Large-Cap Value Portfolio	0.66%	0.02%	0.25%	0.00%	0.00%	0.00%	0.93%	0.00%	0.93%
AST Mid-Cap Growth Portfolio	0.81%	0.02%	0.25%	0.00%	0.00%	0.00%	1.08%	0.00%	1.08%
AST Neuberger Berman/LSV Mid-Cap Value Portfolio	0.72%	0.02%	0.25%	0.00%	0.00%	0.00%	0.99%	0.00%	0.99%
AST Parametric Emerging Markets Equity Portfolio	0.93%	0.23%	0.25%	0.00%	0.00%	0.00%	1.41%	0.00%	1.41%
AST Preservation Asset Allocation Portfolio	0.15%	0.01%	0.00%	0.00%	0.00%	0.78%	0.94%	0.00%	0.94%
AST Prudential Core Bond Portfolio	0.47%	0.02%	0.25%	0.00%	0.00%	0.00%	0.74%	0.00%	0.74%
AST Prudential Growth Allocation Portfolio	0.60%	0.02%	0.25%	0.00%	0.00%	0.00%	0.87%	0.00%	0.87%
AST QMA Large-Cap Portfolio*	0.56%	0.01%	0.25%	0.00%	0.00%	0.00%	0.82%	0.02%	0.80%
AST QMA US Equity Alpha Portfolio	0.82%	0.03%	0.25%	0.22%	0.25%	0.00%	1.57%	0.00%	1.57%
AST Quantitative Modeling Portfolio	0.25%	0.01%	0.00%	0.00%	0.00%	0.89%	1.15%	0.00%	1.15%
AST Small-Cap Growth Opportunities Portfolio	0.77%	0.03%	0.25%	0.00%	0.00%	0.00%	1.05%	0.00%	1.05%
AST Small-Cap Growth Portfolio	0.72%	0.02%	0.25%	0.00%	0.00%	0.00%	0.99%	0.00%	0.99%

UNDERLYING PORTFOLIO ANNUAL EXPENSES
(as a percentage of the average daily net assets of the underlying Portfolios)
For the year ended December 31, 2018
FUNDS	Management Fees	Other Expenses	Distribution (12b-1) Fees	Dividend Expense on Short Sales	Broker Fees and Expenses on Short Sales	Acquired Portfolio Fees & Expenses	Total Annual Portfolio Operating Expenses	Fee Waiver or Expense Reimbursement	Net Annual Fund Operating Expenses
AST Small-Cap Value Portfolio	0.72%	0.03%	0.25%	0.00%	0.00%	0.06%	1.06%	0.00%	1.06%
AST T. Rowe Price Asset Allocation Portfolio*	0.62%	0.01%	0.25%	0.00%	0.00%	0.00%	0.88%	0.01%	0.87%
AST T. Rowe Price Large-Cap Growth Portfolio*	0.68%	0.01%	0.25%	0.00%	0.00%	0.00%	0.94%	0.04%	0.90%
AST T. Rowe Price Large-Cap Value Portfolio*	0.66%	0.02%	0.25%	0.00%	0.00%	0.00%	0.93%	0.04%	0.89%
AST T. Rowe Price Natural Resources Portfolio*	0.73%	0.05%	0.25%	0.00%	0.00%	0.00%	1.03%	0.01%	1.02%
AST Templeton Global Bond Portfolio	0.63%	0.05%	0.25%	0.00%	0.00%	0.00%	0.93%	0.00%	0.93%
AST WEDGE Capital Mid-Cap Value Portfolio*	0.78%	0.04%	0.25%	0.00%	0.00%	0.00%	1.07%	0.01%	1.06%
AST Wellington Management Hedged Equity Portfolio*	0.81%	0.02%	0.25%	0.00%	0.00%	0.03%	1.11%	0.06%	1.05%
AST Western Asset Core Plus Bond Portfolio	0.51%	0.01%	0.25%	0.00%	0.00%	0.00%	0.77%	0.00%	0.77%
AST Western Asset Emerging Markets Debt Portfolio	0.68%	0.23%	0.25%	0.00%	0.00%	0.00%	1.16%	0.00%	1.16%
Invesco V.I. Diversified Dividend Fund - Series I shares*	0.47%	0.18%	0.00%	0.00%	0.00%	0.01%	0.66%	0.01%	0.65%
Invesco V.I. Health Care Fund – Series I shares	0.75%	0.25%	0.00%	0.00%	0.00%	0.00%	1.00%	0.00%	1.00%
Invesco V.I. Mid Cap Growth Fund – Series I shares	0.75%	0.25%	0.00%	0.00%	0.00%	0.00%	1.00%	0.00%	1.00%
Invesco V.I. Technology Fund – Series I shares	0.75%	0.28%	0.00%	0.00%	0.00%	0.00%	1.03%	0.00%	1.03%
NVIT Emerging Markets Fund*	0.95%	0.30%	0.25%	0.00%	0.00%	0.00%	1.50%	0.05%	1.45%
Access VP High Yield Fund*	0.75%	0.58%	0.25%	0.00%	0.00%	0.00%	1.58%	0.00%	1.58%
ProFund VP Asia 30*	0.75%	0.59%	0.25%	0.00%	0.00%	0.00%	1.59%	0.00%	1.59%
ProFund VP Banks*	0.75%	0.68%	0.25%	0.00%	0.00%	0.03%	1.71%	0.03%	1.68%
ProFund VP Basic Materials*	0.75%	0.62%	0.25%	0.00%	0.00%	0.00%	1.62%	0.00%	1.62%
ProFund VP Bear*	0.75%	0.67%	0.25%	0.00%	0.00%	0.00%	1.67%	0.00%	1.67%
ProFund VP Biotechnology*	0.75%	0.60%	0.25%	0.00%	0.00%	0.00%	1.60%	0.00%	1.60%
ProFund VP Bull*	0.75%	0.61%	0.25%	0.00%	0.00%	0.00%	1.61%	0.00%	1.61%
ProFund VP Consumer Goods*	0.75%	0.71%	0.25%	0.00%	0.00%	0.03%	1.74%	0.06%	1.68%
ProFund VP Consumer Services*	0.75%	0.63%	0.25%	0.00%	0.00%	0.00%	1.63%	0.00%	1.63%
ProFund VP Europe 30*	0.75%	0.66%	0.25%	0.00%	0.00%	0.00%	1.66%	0.00%	1.66%
ProFund VP Financials*	0.75%	0.63%	0.25%	0.00%	0.00%	0.00%	1.63%	0.00%	1.63%
ProFund VP Health Care*	0.75%	0.68%	0.25%	0.00%	0.00%	0.00%	1.68%	0.00%	1.68%
ProFund VP Industrials*	0.75%	0.67%	0.25%	0.00%	0.00%	0.01%	1.68%	0.00%	1.68%
ProFund VP Internet*	0.75%	0.66%	0.25%	0.00%	0.00%	0.00%	1.66%	0.00%	1.66%
ProFund VP Japan*	0.75%	0.61%	0.25%	0.00%	0.00%	0.00%	1.61%	0.00%	1.61%
ProFund VP Large-Cap Growth*	0.75%	0.68%	0.25%	0.00%	0.00%	0.01%	1.69%	0.01%	1.68%
ProFund VP Large-Cap Value*	0.75%	0.72%	0.25%	0.00%	0.00%	0.00%	1.72%	0.04%	1.68%
ProFund VP Mid-Cap Growth*	0.75%	0.71%	0.25%	0.00%	0.00%	0.01%	1.72%	0.04%	1.68%
ProFund VP Mid-Cap Value*	0.75%	0.73%	0.25%	0.00%	0.00%	0.00%	1.73%	0.05%	1.68%
ProFund VP NASDAQ-100*	0.75%	0.64%	0.25%	0.00%	0.00%	0.00%	1.64%	0.00%	1.64%
ProFund VP Oil & Gas*	0.75%	0.63%	0.25%	0.00%	0.00%	0.00%	1.63%	0.00%	1.63%
ProFund VP Pharmaceuticals*	0.75%	0.61%	0.25%	0.00%	0.00%	0.00%	1.61%	0.00%	1.61%
ProFund VP Precious Metals*	0.75%	0.60%	0.25%	0.00%	0.00%	0.01%	1.61%	0.00%	1.61%
ProFund VP Real Estate*	0.75%	0.71%	0.25%	0.00%	0.00%	0.00%	1.71%	0.03%	1.68%
ProFund VP Rising Rates Opportunity*	0.75%	0.65%	0.25%	0.00%	0.00%	0.00%	1.65%	0.00%	1.65%
ProFund VP Semiconductor*	0.75%	0.67%	0.25%	0.00%	0.00%	0.00%	1.67%	0.00%	1.67%
ProFund VP Short Mid-Cap*	0.75%	0.69%	0.25%	0.00%	0.00%	0.00%	1.69%	0.01%	1.68%

UNDERLYING PORTFOLIO ANNUAL EXPENSES
(as a percentage of the average daily net assets of the underlying Portfolios)
For the year ended December 31, 2018
FUNDS	Management Fees	Other Expenses	Distribution (12b-1) Fees	Dividend Expense on Short Sales	Broker Fees and Expenses on Short Sales	Acquired Portfolio Fees & Expenses	Total Annual Portfolio Operating Expenses	Fee Waiver or Expense Reimbursement	Net Annual Fund Operating Expenses
ProFund VP Short NASDAQ-100*	0.75%	0.62%	0.25%	0.00%	0.00%	0.00%	1.62%	0.00%	1.62%
ProFund VP Short Small-Cap*	0.75%	0.64%	0.25%	0.00%	0.00%	0.00%	1.64%	0.00%	1.64%
ProFund VP Small-Cap Growth*	0.75%	0.70%	0.25%	0.00%	0.00%	0.00%	1.70%	0.02%	1.68%
ProFund VP Small-Cap Value*	0.75%	0.65%	0.25%	0.00%	0.00%	0.05%	1.70%	0.02%	1.68%
ProFund VP Technology*	0.75%	0.60%	0.25%	0.00%	0.00%	0.00%	1.60%	0.00%	1.60%
ProFund VP Telecommunications*	0.75%	0.63%	0.25%	0.00%	0.00%	0.00%	1.63%	0.00%	1.63%
ProFund VP U.S. Government Plus*	0.50%	0.55%	0.25%	0.00%	0.00%	0.05%	1.35%	0.00%	1.35%
ProFund VP UltraBull*	0.75%	0.55%	0.25%	0.00%	0.00%	0.00%	1.55%	0.00%	1.55%
ProFund VP UltraMid-Cap*	0.75%	0.68%	0.25%	0.00%	0.00%	0.00%	1.68%	0.00%	1.68%
ProFund VP UltraNASDAQ-100*	0.75%	0.71%	0.25%	0.00%	0.00%	0.00%	1.71%	0.03%	1.68%
ProFund VP UltraSmall-Cap*	0.75%	0.67%	0.25%	0.00%	0.00%	0.00%	1.67%	0.00%	1.67%
ProFund VP Utilities*	0.75%	0.64%	0.25%	0.00%	0.00%	0.01%	1.65%	0.00%	1.65%
PSF SP International Growth Portfolio - Class I*	0.85%	0.35%	0.00%	0.00%	0.00%	0.00%	1.20%	0.19%	1.01%
Wells Fargo VT International Equity Fund - Class 1*	0.80%	0.26%	0.00%	0.00%	0.00%	0.01%	1.07%	0.37%	0.70%
Wells Fargo VT Omega Growth Fund - Class 1*	0.60%	0.21%	0.00%	0.00%	0.00%	0.00%	0.81%	0.06%	0.75%
Wells Fargo VT Small Cap Growth Fund - Class 1*	0.80%	0.12%	0.00%	0.00%	0.00%	0.01%	0.93%	0.00%	0.93%
*See notes immediately below for important information about this fund.

AST Academic Strategies Asset Allocation Portfolio
The Manager has contractually agreed to waive 0.007% of its investment management fees through June 30, 2020. This arrangement may not be terminated or modified prior to June 30, 2020 without the prior approval of the Trust’s Board of Trustees.

AST Advanced Strategies Portfolio
The Manager has contractually agreed to waive 0.022% of its investment management fees through June 30, 2020. This arrangement may not be terminated or modified prior to June 30, 2020 without the prior approval of the Trust’s Board of Trustees.

AST AllianzGI World Trends Portfolio
The Manager has contractually agreed to waive 0.029% of its investment management fees through June 30, 2020. This arrangement may not be terminated or modified prior to June 30, 2020 without the prior approval of the Trust’s Board of Trustees.

AST AQR Large-Cap Portfolio
The Manager has contractually agreed to waive 0.007% of its investment management fee through June 30, 2020. This arrangement may not be terminated or modified prior to June 30, 2020 without the prior approval of the Trust’s Board of Trustees.

AST BlackRock Global Strategies Portfolio
The Manager has contractually agreed to waive 0.022% of its investment management fee through June 30, 2020. This arrangement may not be terminated or modified prior to June 30, 2020 without the prior approval of the Trust’s Board of Trustees.

AST BlackRock Low Duration Bond Portfolio
The Manager has contractually agreed to waive 0.057% of its investment management fee through June 30, 2020. This arrangement may not be terminated or modified prior to June 30, 2020 without the prior approval of the Trust’s Board of Trustees.

AST BlackRock/Loomis Sayles Bond Portfolio
The Manager has contractually agreed to waive 0.035% of its investment management fee through June 30, 2020. This arrangement may not be terminated or modified prior to June 30, 2020 without the prior approval of the Trust’s Board of Trustees.

AST Bond Portfolio 2020
The Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive of certain expenses as described more fully in the Trust’s Statement of Additional Information) do not exceed 0.930% of the Portfolio's average daily net assets through June 30, 2020. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This arrangement may not be terminated or modified prior to June 30, 2020 without the prior approval of the Trust’s Board of Trustees.

AST Bond Portfolio 2022
The Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive of certain expenses as described more fully in the Trust’s Statement of Additional Information) do not exceed 0.930% of the Portfolio's average daily net assets through June 30, 2020. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This arrangement may not be terminated or modified prior to June 30, 2020 without the prior approval of the Trust’s Board of Trustees.

AST Bond Portfolio 2023
The Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive of certain expenses as described more fully in the Trust’s Statement of Additional Information) do not exceed 0.930% of the Portfolio's average daily net assets through June 30, 2020. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This arrangement may not be terminated or modified prior to June 30, 2020 without the prior approval of the Trust’s Board of Trustees.

AST Bond Portfolio 2025
The Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive of certain expenses as described more fully in the Trust’s Statement of Additional Information) do not exceed 0.930% of the Portfolio's average daily net assets through June 30, 2020. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This arrangement may not be terminated or modified prior to June 30, 2020 without the prior approval of the Trust’s Board of Trustees.

AST Bond Portfolio 2028
The Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive of certain expenses as described more fully in the Trust’s Statement of Additional Information) do not exceed 0.930% of the Portfolio's average daily net assets through June 30, 2020. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This arrangement may not be terminated or modified prior to June 30, 2020 without the prior approval of the Trust’s Board of Trustees.

AST Bond Portfolio 2029
The Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive of certain expenses as described more fully in the Trust’s Statement of Additional Information) do not exceed 0.930% of the Portfolio's average daily net assets through June 30, 2020. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This arrangement may not be terminated or modified prior to June 30, 2020 without the prior approval of the Trust’s Board of Trustees.

AST ClearBridge Dividend Growth Portfolio
The Manager has contractually agreed to waive 0.012% of its investment management fee through June 30, 2020. This arrangement may not be terminated or modified prior to June 30, 2020 without the prior approval of the Trust’s Board of Trustees.

AST Cohen & Steers Global Realty Portfolio
The Manager has contractually agreed to waive 0.051% of its investment management fee through June 30, 2020. This arrangement may not be terminated or modified prior to June 30, 2020 without the prior approval of the Trust’s Board of Trustees.

AST Fidelity Institutional AM® Quantitative Portfolio
The Manager has contractually agreed to waive 0.020% of its investment management fee through June 30, 2020. This arrangement may not be terminated or modified prior to June 30, 2020 without the prior approval of the Trust’s Board of Trustees.

AST Goldman Sachs Multi-Asset Portfolio
The Manager has contractually agreed to waive 0.015% of its investment management fee through June 30, 2020. This arrangement may not be terminated or modified prior to June 30, 2020 without the prior approval of the Trust’s Board of Trustees.

AST Hotchkis & Wiley Large-Cap Value Portfolio
The Manager has contractually agreed to waive 0.009% of its investment management fee through June 30, 2020. This arrangement may not be terminated or modified prior to June 30, 2020 without the prior approval of the Trust’s Board of Trustees.

AST International Growth Portfolio
The Manager has contractually agreed to waive 0.02% of its investment management fee through June 30, 2020. This arrangement may not be terminated or modified prior to June 30, 2020 without the prior approval of the Trust’s Board of Trustees.

AST Investment Grade Bond Portfolio
The Distributor has contractually agreed to waive a portion of its distribution and service (12b-1) fee. The waiver provides for a reduction in the distribution and service fee based on the average daily net assets of the Portfolio. This contractual waiver does not have an expiration or termination date, and may not be modified or discontinued.

AST J.P. Morgan Strategic Opportunities Portfolio
The Manager has contractually agreed to waive 0.011% of its investment management fee through June 30, 2020.  This arrangement may not be terminated or modified prior to June 30, 2020 without the prior approval of the Trust’s Board of Trustees.

AST Loomis Sayles Large-Cap Growth Portfolio
The Manager has contractually agreed to waive 0.060% of its investment management fee through June 30, 2020. This arrangement may not be terminated or modified prior to June 30, 2020 without the prior approval of the Trust’s Board of Trustees.

AST MFS Growth Allocation Portfolio
The Manager has contractually agreed to waive 0.013% of its investment management fee through June 30, 2020. This arrangement may not be terminated or modified prior to June 30, 2020 without the prior approval of the Trust’s Board of Trustees.

AST MFS Growth Portfolio
The Manager has contractually agreed to waive 0.014% of its investment management fee through June 30, 2020. This arrangement may not be terminated or modified prior to June 30, 2020 without the prior approval of the Trust’s Board of Trustees.

AST QMA Large-Cap Portfolio
The Manager has contractually agreed to waive 0.015% of its investment management fee through June 30, 2020. This arrangement may not be terminated or modified prior to June 30, 2020 without the prior approval of the Trust’s Board of Trustees.

AST T. Rowe Price Asset Allocation Portfolio
The Manager has contractually agreed to waive 0.009% of its investment management fee through June 30, 2020. This arrangement may not be terminated or modified prior to June 30, 2020 without the prior approval of the Trust’s Board of Trustees.

AST T. Rowe Price Large-Cap Growth Portfolio
The Manager has contractually agreed to waive 0.036% of its investment management fee through June 30, 2020. This arrangement may not be terminated or modified prior to June 30, 2020 without the prior approval of the Trust’s Board of Trustees.

AST T. Rowe Price Large-Cap Value Portfolio
The Manager has contractually agreed to waive 0.040% of its investment management fee through June 30, 2020. This arrangement may not be terminated or modified prior to June 30, 2020 without the prior approval of the Trust’s Board of Trustees.

AST T. Rowe Price Natural Resources Portfolio
The Manager has contractually agreed to waive 0.012% of its investment management fee through June 30, 2020. This arrangement may not be terminated or modified prior to June 30, 2020 without the prior approval of the Trust’s Board of Trustees.

AST WEDGE Capital Mid-Cap Value Portfolio
The Manager has contractually agreed to waive 0.010% of its investment management fee through June 30, 2020. This arrangement may not be terminated or modified prior to June 30, 2020 without the prior approval of the Trust’s Board of Trustees.

AST Wellington Management Hedged Equity Portfolio
The Manager has contractually agreed to waive 0.055% of its investment management fee through June 30, 2020. This arrangement may not be terminated or modified prior to June 30, 2020 without the prior approval of the Trust’s Board of Trustees.

Invesco V.I. Diversified Dividend Fund - Series I shares
Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the net management fee that Invesco earns on the Fund’s investments in certain affiliated funds, which will have the effect of reducing Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2020. During its term, the fee waiver agreement cannot be terminated or amended to reduce the advisory fee waiver without approval of the Board of Trustees.

NVIT Emerging Markets Fund
Nationwide Variable Insurance Trust (the “Trust”) and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract waiving 0.05% of the management fee to which the Adviser would otherwise be entitled until April 30, 2020. The written contract may be changed or eliminated only with the consent of the Board of Trustees of the Trust.

Access VP High Yield Fund
“Other Expenses” have been restated from fiscal year amounts to reflect changes in contractual fees. ProFund Advisors LLC (“ProFund Advisors” or the “Advisor”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements (excluding “Acquired Fund Fees and Expenses”), as a percentage of average daily net assets, exceed 1.68% (1.38% for ProFund VP U.S. Government Plus and 1.35% for ProFund VP Government Money Market) through April 30, 2020. After such date, the expense limitation may be terminated or revised by the Advisor. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of the contractual period to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. The Advisor may also waive fees and/or reimburse expenses to the extent necessary to maintain the net yield of the ProFund VP Government Money Market at a certain level as determined by the Advisor. The Advisor may recoup from the ProFund VP Government Money Market any of the fees or expenses it has waived and/or reimbursed until the third anniversary of the end of the 12 month period ending April 30 in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could negatively affect the ProFund VP Government Money Market’s future yield.

ProFund VP Asia 30
“Other Expenses” have been restated from fiscal year amounts to reflect changes in contractual fees. ProFund Advisors LLC (“ProFund Advisors” or the “Advisor”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements (excluding “Acquired Fund Fees and Expenses”), as a percentage of average daily net assets, exceed 1.68% (1.38% for ProFund VP U.S. Government Plus and 1.35% for ProFund VP Government Money Market) through April 30, 2020. After such date, the expense limitation may be terminated or revised by the Advisor. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of the contractual period to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. The Advisor may also waive fees and/or reimburse expenses to the extent necessary to maintain the net yield of the ProFund VP Government Money Market at a certain level as determined by the Advisor. The Advisor may recoup from the ProFund VP Government Money Market any of the fees or expenses it has waived and/or reimbursed until the third anniversary of the end of the 12 month period ending April 30 in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could negatively affect the ProFund VP Government Money Market’s future yield.

ProFund VP Banks
“Other Expenses” have been restated from fiscal year amounts to reflect changes in contractual fees. ProFund Advisors LLC (“ProFund Advisors” or the “Advisor”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements (excluding “Acquired Fund Fees and Expenses”), as a percentage of average daily net assets, exceed 1.68% (1.38% for ProFund VP U.S. Government Plus and 1.35% for ProFund VP Government Money Market) through April 30, 2020. After such date, the expense limitation may be terminated or revised by the Advisor. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of the contractual period to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. The Advisor may also waive fees and/or reimburse expenses to the extent necessary to maintain the net yield of the ProFund VP Government Money Market at a certain level as determined by the Advisor. The Advisor may recoup from the ProFund VP Government Money Market any of the fees or expenses it has waived and/or reimbursed until the third anniversary of the end of the 12 month period ending April 30 in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could negatively affect the ProFund VP Government Money Market’s future yield.

ProFund VP Basic Materials
“Other Expenses” have been restated from fiscal year amounts to reflect changes in contractual fees. ProFund Advisors LLC (“ProFund Advisors” or the “Advisor”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements (excluding “Acquired Fund Fees and Expenses”), as a percentage of average daily net assets, exceed 1.68% (1.38% for ProFund VP U.S. Government Plus and 1.35% for ProFund VP Government Money Market) through April 30, 2020. After such date, the expense limitation may be terminated or revised by the Advisor. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of the contractual period to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. The Advisor may also waive fees and/or reimburse expenses to the extent necessary to maintain the net yield of the ProFund VP Government Money Market at a certain level as determined by the Advisor. The Advisor may recoup from the ProFund VP Government Money Market any of the fees or expenses it has waived and/or reimbursed until the third anniversary of the end of the 12 month period ending April 30 in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could negatively affect the ProFund VP Government Money Market’s future yield.

ProFund VP Bear
“Other Expenses” have been restated from fiscal year amounts to reflect changes in contractual fees. ProFund Advisors LLC (“ProFund Advisors” or the “Advisor”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements (excluding “Acquired Fund Fees and Expenses”), as a percentage of average daily net assets, exceed 1.68% (1.38% for ProFund VP U.S. Government Plus and 1.35% for ProFund VP Government Money Market) through April 30, 2020. After such date, the expense limitation may be terminated or revised by the Advisor. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of the contractual period to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. The Advisor may also waive fees and/or reimburse expenses to the extent necessary to maintain the net yield of the ProFund VP Government Money Market at a certain level as determined by the Advisor. The Advisor may recoup from the ProFund VP Government Money Market any of the fees or expenses it has waived and/or reimbursed until the third anniversary of the end of the 12 month period ending April 30 in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could negatively affect the ProFund VP Government Money Market’s future yield.

ProFund VP Biotechnology
“Other Expenses” have been restated from fiscal year amounts to reflect changes in contractual fees. ProFund Advisors LLC (“ProFund Advisors” or the “Advisor”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements (excluding “Acquired Fund Fees and Expenses”), as a percentage of average daily net assets, exceed 1.68% (1.38% for ProFund VP U.S. Government Plus and 1.35% for ProFund VP Government Money Market) through April 30, 2020. After such date, the expense limitation may be terminated or revised by the Advisor. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of the contractual period to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. The Advisor may also waive fees and/or reimburse expenses to the extent necessary to maintain the net yield of the ProFund VP Government Money Market at a certain level as determined by the Advisor. The Advisor may recoup from the ProFund VP Government Money Market any of the fees or expenses it has waived and/or reimbursed until the third anniversary of the end of the 12 month period ending April 30 in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could negatively affect the ProFund VP Government Money Market’s future yield.

ProFund VP Bull
“Other Expenses” have been restated from fiscal year amounts to reflect changes in contractual fees. ProFund Advisors LLC (“ProFund Advisors” or the “Advisor”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements (excluding “Acquired Fund Fees and Expenses”), as a percentage of average daily net assets, exceed 1.68% (1.38% for ProFund VP U.S. Government Plus and 1.35% for ProFund VP Government Money Market) through April 30, 2020. After such date, the expense limitation may be terminated or revised by the Advisor. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of the contractual period to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. The Advisor may also waive fees and/or reimburse expenses to the extent necessary to maintain the net yield of the ProFund VP Government Money Market at a certain level as determined by the Advisor. The Advisor may recoup from the ProFund VP Government Money Market any of the fees or expenses it has waived and/or reimbursed until the third anniversary of the end of the 12 month period ending April 30 in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could negatively affect the ProFund VP Government Money Market’s future yield.

ProFund VP Consumer Goods
“Other Expenses” have been restated from fiscal year amounts to reflect changes in contractual fees. ProFund Advisors LLC (“ProFund Advisors” or the “Advisor”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements (excluding “Acquired Fund Fees and Expenses”), as a percentage of average daily net assets, exceed 1.68% (1.38% for ProFund VP U.S. Government Plus and 1.35% for ProFund VP Government Money Market) through April 30, 2020. After such date, the expense limitation may be terminated or revised by the Advisor. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of the contractual period to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. The Advisor may also waive fees and/or reimburse expenses to the extent necessary to maintain the net yield of the ProFund VP Government Money Market at a certain level as determined by the Advisor. The Advisor may recoup from the ProFund VP Government Money Market any of the fees or expenses it has waived and/or reimbursed until the third anniversary of the end of the 12 month period ending April 30 in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could negatively affect the ProFund VP Government Money Market’s future yield.

ProFund VP Consumer Services
“Other Expenses” have been restated from fiscal year amounts to reflect changes in contractual fees. ProFund Advisors LLC (“ProFund Advisors” or the “Advisor”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements (excluding “Acquired Fund Fees and Expenses”), as a percentage of average daily net assets, exceed 1.68% (1.38% for ProFund VP U.S. Government Plus and 1.35% for ProFund VP Government Money Market) through April 30, 2020. After such date, the expense limitation may be terminated or revised by the Advisor. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of the contractual period to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. The Advisor may also waive fees and/or reimburse expenses to the extent necessary to maintain the net yield of the ProFund VP Government Money Market at a certain level as determined by the Advisor. The Advisor may recoup from the ProFund VP Government Money Market any of the fees or expenses it has waived and/or reimbursed until the third anniversary of the end of the 12 month period ending April 30 in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could negatively affect the ProFund VP Government Money Market’s future yield.

ProFund VP Europe 30
“Other Expenses” have been restated from fiscal year amounts to reflect changes in contractual fees. ProFund Advisors LLC (“ProFund Advisors” or the “Advisor”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements (excluding “Acquired Fund Fees and Expenses”), as a percentage of average daily net assets, exceed 1.68% (1.38% for ProFund VP U.S. Government Plus and 1.35% for ProFund VP Government Money Market) through April 30, 2020. After such date, the expense limitation may be terminated or revised by the Advisor. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of the contractual period to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. The Advisor may also waive fees and/or reimburse expenses to the extent necessary to maintain the net yield of the ProFund VP Government Money Market at a certain level as determined by the Advisor. The Advisor may recoup from the ProFund VP Government Money Market any of the fees or expenses it has waived and/or reimbursed until the third anniversary of the end of the 12 month period ending April 30 in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could negatively affect the ProFund VP Government Money Market’s future yield.

ProFund VP Financials
“Other Expenses” have been restated from fiscal year amounts to reflect changes in contractual fees. ProFund Advisors LLC (“ProFund Advisors” or the “Advisor”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements (excluding “Acquired Fund Fees and Expenses”), as a percentage of average daily net assets, exceed 1.68% (1.38% for ProFund VP U.S. Government Plus and 1.35% for ProFund VP Government Money Market) through April 30, 2020. After such date, the expense limitation may be terminated or revised by the Advisor. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of the contractual period to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. The Advisor may also waive fees and/or reimburse expenses to the extent necessary to maintain the net yield of the ProFund VP Government Money Market at a certain level as determined by the Advisor. The Advisor may recoup from the ProFund VP Government Money Market any of the fees or expenses it has waived and/or reimbursed until the third anniversary of the end of the 12 month period ending April 30 in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could negatively affect the ProFund VP Government Money Market’s future yield.

ProFund VP Health Care
“Other Expenses” have been restated from fiscal year amounts to reflect changes in contractual fees. ProFund Advisors LLC (“ProFund Advisors” or the “Advisor”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements (excluding “Acquired Fund Fees and Expenses”), as a percentage of average daily net assets, exceed 1.68% (1.38% for ProFund VP U.S. Government Plus and 1.35% for ProFund VP Government Money Market) through April 30, 2020. After such date, the expense limitation may be terminated or revised by the Advisor. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of the contractual period to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. The Advisor may also waive fees and/or reimburse expenses to the extent necessary to maintain the net yield of the ProFund VP Government Money Market at a certain level as determined by the Advisor. The Advisor may recoup from the ProFund VP Government Money Market any of the fees or expenses it has waived and/or reimbursed until the third anniversary of the end of the 12 month period ending April 30 in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could negatively affect the ProFund VP Government Money Market’s future yield.

ProFund VP Industrials
“Other Expenses” have been restated from fiscal year amounts to reflect changes in contractual fees. ProFund Advisors LLC (“ProFund Advisors” or the “Advisor”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements (excluding “Acquired Fund Fees and Expenses”), as a percentage of average daily net assets, exceed 1.68% (1.38% for ProFund VP U.S. Government Plus and 1.35% for ProFund VP Government Money Market) through April 30, 2020. After such date, the expense limitation may be terminated or revised by the Advisor. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of the contractual period to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. The Advisor may also waive fees and/or reimburse expenses to the extent necessary to maintain the net yield of the ProFund VP Government Money Market at a certain level as determined by the Advisor. The Advisor may recoup from the ProFund VP Government Money Market any of the fees or expenses it has waived and/or reimbursed until the third anniversary of the end of the 12 month period ending April 30 in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could negatively affect the ProFund VP Government Money Market’s future yield.

ProFund VP Internet
“Other Expenses” have been restated from fiscal year amounts to reflect changes in contractual fees. ProFund Advisors LLC (“ProFund Advisors” or the “Advisor”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements (excluding “Acquired Fund Fees and Expenses”), as a percentage of average daily net assets, exceed 1.68% (1.38% for ProFund VP U.S. Government Plus and 1.35% for ProFund VP Government Money Market) through April 30, 2020. After such date, the expense limitation may be terminated or revised by the Advisor. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of the contractual period to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. The Advisor may also waive fees and/or reimburse expenses to the extent necessary to maintain the net yield of the ProFund VP Government Money Market at a certain level as determined by the Advisor. The Advisor may recoup from the ProFund VP Government Money Market any of the fees or expenses it has waived and/or reimbursed until the third anniversary of the end of the 12 month period ending April 30 in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could negatively affect the ProFund VP Government Money Market’s future yield.

ProFund VP Japan
“Other Expenses” have been restated from fiscal year amounts to reflect changes in contractual fees. ProFund Advisors LLC (“ProFund Advisors” or the “Advisor”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements (excluding “Acquired Fund Fees and Expenses”), as a percentage of average daily net assets, exceed 1.68% (1.38% for ProFund VP U.S. Government Plus and 1.35% for ProFund VP Government Money Market) through April 30, 2020. After such date, the expense limitation may be terminated or revised by the Advisor. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of the contractual period to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. The Advisor may also waive fees and/or reimburse expenses to the extent necessary to maintain the net yield of the ProFund VP Government Money Market at a certain level as determined by the Advisor. The Advisor may recoup from the ProFund VP Government Money Market any of the fees or expenses it has waived and/or reimbursed until the third anniversary of the end of the 12 month period ending April 30 in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could negatively affect the ProFund VP Government Money Market’s future yield.

ProFund VP Large-Cap Growth
“Other Expenses” have been restated from fiscal year amounts to reflect changes in contractual fees. ProFund Advisors LLC (“ProFund Advisors” or the “Advisor”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements (excluding “Acquired Fund Fees and Expenses”), as a percentage of average daily net assets, exceed 1.68% (1.38% for ProFund VP U.S. Government Plus and 1.35% for ProFund VP Government Money Market) through April 30, 2020. After such date, the expense limitation may be terminated or revised by the Advisor. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of the contractual period to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. The Advisor may also waive fees and/or reimburse expenses to the extent necessary to maintain the net yield of the ProFund VP Government Money Market at a certain level as determined by the Advisor. The Advisor may recoup from the ProFund VP Government Money Market any of the fees or expenses it has waived and/or reimbursed until the third anniversary of the end of the 12 month period ending April 30 in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could negatively affect the ProFund VP Government Money Market’s future yield.

ProFund VP Large-Cap Value
“Other Expenses” have been restated from fiscal year amounts to reflect changes in contractual fees. ProFund Advisors LLC (“ProFund Advisors” or the “Advisor”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements (excluding “Acquired Fund Fees and Expenses”), as a percentage of average daily net assets, exceed 1.68% (1.38% for ProFund VP U.S. Government Plus and 1.35% for ProFund VP Government Money Market) through April 30, 2020. After such date, the expense limitation may be terminated or revised by the Advisor. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of the contractual period to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. The Advisor may also waive fees and/or reimburse expenses to the extent necessary to maintain the net yield of the ProFund VP Government Money Market at a certain level as determined by the Advisor. The Advisor may recoup from the ProFund VP Government Money Market any of the fees or expenses it has waived and/or reimbursed until the third anniversary of the end of the 12 month period ending April 30 in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could negatively affect the ProFund VP Government Money Market’s future yield.

ProFund VP Mid-Cap Growth
“Other Expenses” have been restated from fiscal year amounts to reflect changes in contractual fees. ProFund Advisors LLC (“ProFund Advisors” or the “Advisor”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements (excluding “Acquired Fund Fees and Expenses”), as a percentage of average daily net assets, exceed 1.68% (1.38% for ProFund VP U.S. Government Plus and 1.35% for ProFund VP Government Money Market) through April 30, 2020. After such date, the expense limitation may be terminated or revised by the Advisor. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of the contractual period to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. The Advisor may also waive fees and/or reimburse expenses to the extent necessary to maintain the net yield of the ProFund VP Government Money Market at a certain level as determined by the Advisor. The Advisor may recoup from the ProFund VP Government Money Market any of the fees or expenses it has waived and/or reimbursed until the third anniversary of the end of the 12 month period ending April 30 in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could negatively affect the ProFund VP Government Money Market’s future yield.

ProFund VP Mid-Cap Value
“Other Expenses” have been restated from fiscal year amounts to reflect changes in contractual fees. ProFund Advisors LLC (“ProFund Advisors” or the “Advisor”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements (excluding “Acquired Fund Fees and Expenses”), as a percentage of average daily net assets, exceed 1.68% (1.38% for ProFund VP U.S. Government Plus and 1.35% for ProFund VP Government Money Market) through April 30, 2020. After such date, the expense limitation may be terminated or revised by the Advisor. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of the contractual period to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. The Advisor may also waive fees and/or reimburse expenses to the extent necessary to maintain the net yield of the ProFund VP Government Money Market at a certain level as determined by the Advisor. The Advisor may recoup from the ProFund VP Government Money Market any of the fees or expenses it has waived and/or reimbursed until the third anniversary of the end of the 12 month period ending April 30 in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could negatively affect the ProFund VP Government Money Market’s future yield.

ProFund VP NASDAQ-100
“Other Expenses” have been restated from fiscal year amounts to reflect changes in contractual fees. ProFund Advisors LLC (“ProFund Advisors” or the “Advisor”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements (excluding “Acquired Fund Fees and Expenses”), as a percentage of average daily net assets, exceed 1.68% (1.38% for ProFund VP U.S. Government Plus and 1.35% for ProFund VP Government Money Market) through April 30, 2020. After such date, the expense limitation may be terminated or revised by the Advisor. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of the contractual period to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. The Advisor may also waive fees and/or reimburse expenses to the extent necessary to maintain the net yield of the ProFund VP Government Money Market at a certain level as determined by the Advisor. The Advisor may recoup from the ProFund VP Government Money Market any of the fees or expenses it has waived and/or reimbursed until the third anniversary of the end of the 12 month period ending April 30 in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could negatively affect the ProFund VP Government Money Market’s future yield.

ProFund VP Oil & Gas
“Other Expenses” have been restated from fiscal year amounts to reflect changes in contractual fees. ProFund Advisors LLC (“ProFund Advisors” or the “Advisor”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements (excluding “Acquired Fund Fees and Expenses”), as a percentage of average daily net assets, exceed 1.68% (1.38% for ProFund VP U.S. Government Plus and 1.35% for ProFund VP Government Money Market) through April 30, 2020. After such date, the expense limitation may be terminated or revised by the Advisor. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of the contractual period to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. The Advisor may also waive fees and/or reimburse expenses to the extent necessary to maintain the net yield of the ProFund VP Government Money Market at a certain level as determined by the Advisor. The Advisor may recoup from the ProFund VP Government Money Market any of the fees or expenses it has waived and/or reimbursed until the third anniversary of the end of the 12 month period ending April 30 in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could negatively affect the ProFund VP Government Money Market’s future yield.

ProFund VP Pharmaceuticals
“Other Expenses” have been restated from fiscal year amounts to reflect changes in contractual fees. ProFund Advisors LLC (“ProFund Advisors” or the “Advisor”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements (excluding “Acquired Fund Fees and Expenses”), as a percentage of average daily net assets, exceed 1.68% (1.38% for ProFund VP U.S. Government Plus and 1.35% for ProFund VP Government Money Market) through April 30, 2020. After such date, the expense limitation may be terminated or revised by the Advisor. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of the contractual period to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. The Advisor may also waive fees and/or reimburse expenses to the extent necessary to maintain the net yield of the ProFund VP Government Money Market at a certain level as determined by the Advisor. The Advisor may recoup from the ProFund VP Government Money Market any of the fees or expenses it has waived and/or reimbursed until the third anniversary of the end of the 12 month period ending April 30 in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could negatively affect the ProFund VP Government Money Market’s future yield.

ProFund VP Precious Metals
“Other Expenses” have been restated from fiscal year amounts to reflect changes in contractual fees. ProFund Advisors LLC (“ProFund Advisors” or the “Advisor”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements (excluding “Acquired Fund Fees and Expenses”), as a percentage of average daily net assets, exceed 1.68% (1.38% for ProFund VP U.S. Government Plus and 1.35% for ProFund VP Government Money Market) through April 30, 2020. After such date, the expense limitation may be terminated or revised by the Advisor. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of the contractual period to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. The Advisor may also waive fees and/or reimburse expenses to the extent necessary to maintain the net yield of the ProFund VP Government Money Market at a certain level as determined by the Advisor. The Advisor may recoup from the ProFund VP Government Money Market any of the fees or expenses it has waived and/or reimbursed until the third anniversary of the end of the 12 month period ending April 30 in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could negatively affect the ProFund VP Government Money Market’s future yield.

ProFund VP Real Estate
“Other Expenses” have been restated from fiscal year amounts to reflect changes in contractual fees. ProFund Advisors LLC (“ProFund Advisors” or the “Advisor”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements (excluding “Acquired Fund Fees and Expenses”), as a percentage of average daily net assets, exceed 1.68% (1.38% for ProFund VP U.S. Government Plus and 1.35% for ProFund VP Government Money Market) through April 30, 2020. After such date, the expense limitation may be terminated or revised by the Advisor. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of the contractual period to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. The Advisor may also waive fees and/or reimburse expenses to the extent necessary to maintain the net yield of the ProFund VP Government Money Market at a certain level as determined by the Advisor. The Advisor may recoup from the ProFund VP Government Money Market any of the fees or expenses it has waived and/or reimbursed until the third anniversary of the end of the 12 month period ending April 30 in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could negatively affect the ProFund VP Government Money Market’s future yield.

ProFund VP Rising Rates Opportunity
“Other Expenses” have been restated from fiscal year amounts to reflect changes in contractual fees. ProFund Advisors LLC (“ProFund Advisors” or the “Advisor”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements (excluding “Acquired Fund Fees and Expenses”), as a percentage of average daily net assets, exceed 1.68% (1.38% for ProFund VP U.S. Government Plus and 1.35% for ProFund VP Government Money Market) through April 30, 2020. After such date, the expense limitation may be terminated or revised by the Advisor. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of the contractual period to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. The Advisor may also waive fees and/or reimburse expenses to the extent necessary to maintain the net yield of the ProFund VP Government Money Market at a certain level as determined by the Advisor. The Advisor may recoup from the ProFund VP Government Money Market any of the fees or expenses it has waived and/or reimbursed until the third anniversary of the end of the 12 month period ending April 30 in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could negatively affect the ProFund VP Government Money Market’s future yield.

ProFund VP Semiconductor
“Other Expenses” have been restated from fiscal year amounts to reflect changes in contractual fees. ProFund Advisors LLC (“ProFund Advisors” or the “Advisor”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements (excluding “Acquired Fund Fees and Expenses”), as a percentage of average daily net assets, exceed 1.68% (1.38% for ProFund VP U.S. Government Plus and 1.35% for ProFund VP Government Money Market) through April 30, 2020. After such date, the expense limitation may be terminated or revised by the Advisor. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of the contractual period to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. The Advisor may also waive fees and/or reimburse expenses to the extent necessary to maintain the net yield of the ProFund VP Government Money Market at a certain level as determined by the Advisor. The Advisor may recoup from the ProFund VP Government Money Market any of the fees or expenses it has waived and/or reimbursed until the third anniversary of the end of the 12 month period ending April 30 in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could negatively affect the ProFund VP Government Money Market’s future yield.

ProFund VP Short Mid-Cap
“Other Expenses” have been restated from fiscal year amounts to reflect changes in contractual fees. ProFund Advisors LLC (“ProFund Advisors” or the “Advisor”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements (excluding “Acquired Fund Fees and Expenses”), as a percentage of average daily net assets, exceed 1.68% (1.38% for ProFund VP U.S. Government Plus and 1.35% for ProFund VP Government Money Market) through April 30, 2020. After such date, the expense limitation may be terminated or revised by the Advisor. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of the contractual period to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. The Advisor may also waive fees and/or reimburse expenses to the extent necessary to maintain the net yield of the ProFund VP Government Money Market at a certain level as determined by the Advisor. The Advisor may recoup from the ProFund VP Government Money Market any of the fees or expenses it has waived and/or reimbursed until the third anniversary of the end of the 12 month period ending April 30 in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could negatively affect the ProFund VP Government Money Market’s future yield.

ProFund VP Short NASDAQ-100
“Other Expenses” have been restated from fiscal year amounts to reflect changes in contractual fees. ProFund Advisors LLC (“ProFund Advisors” or the “Advisor”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements (excluding “Acquired Fund Fees and Expenses”), as a percentage of average daily net assets, exceed 1.68% (1.38% for ProFund VP U.S. Government Plus and 1.35% for ProFund VP Government Money Market) through April 30, 2020. After such date, the expense limitation may be terminated or revised by the Advisor. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of the contractual period to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. The Advisor may also waive fees and/or reimburse expenses to the extent necessary to maintain the net yield of the ProFund VP Government Money Market at a certain level as determined by the Advisor. The Advisor may recoup from the ProFund VP Government Money Market any of the fees or expenses it has waived and/or reimbursed until the third anniversary of the end of the 12 month period ending April 30 in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could negatively affect the ProFund VP Government Money Market’s future yield.

ProFund VP Short Small-Cap
“Other Expenses” have been restated from fiscal year amounts to reflect changes in contractual fees. ProFund Advisors LLC (“ProFund Advisors” or the “Advisor”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements (excluding “Acquired Fund Fees and Expenses”), as a percentage of average daily net assets, exceed 1.68% (1.38% for ProFund VP U.S. Government Plus and 1.35% for ProFund VP Government Money Market) through April 30, 2020. After such date, the expense limitation may be terminated or revised by the Advisor. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of the contractual period to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. The Advisor may also waive fees and/or reimburse expenses to the extent necessary to maintain the net yield of the ProFund VP Government Money Market at a certain level as determined by the Advisor. The Advisor may recoup from the ProFund VP Government Money Market any of the fees or expenses it has waived and/or reimbursed until the third anniversary of the end of the 12 month period ending April 30 in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could negatively affect the ProFund VP Government Money Market’s future yield.

ProFund VP Small-Cap Growth
“Other Expenses” have been restated from fiscal year amounts to reflect changes in contractual fees. ProFund Advisors LLC (“ProFund Advisors” or the “Advisor”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements (excluding “Acquired Fund Fees and Expenses”), as a percentage of average daily net assets, exceed 1.68% (1.38% for ProFund VP U.S. Government Plus and 1.35% for ProFund VP Government Money Market) through April 30, 2020. After such date, the expense limitation may be terminated or revised by the Advisor. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of the contractual period to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. The Advisor may also waive fees and/or reimburse expenses to the extent necessary to maintain the net yield of the ProFund VP Government Money Market at a certain level as determined by the Advisor. The Advisor may recoup from the ProFund VP Government Money Market any of the fees or expenses it has waived and/or reimbursed until the third anniversary of the end of the 12 month period ending April 30 in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could negatively affect the ProFund VP Government Money Market’s future yield.

ProFund VP Small-Cap Value
“Other Expenses” have been restated from fiscal year amounts to reflect changes in contractual fees. ProFund Advisors LLC (“ProFund Advisors” or the “Advisor”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements (excluding “Acquired Fund Fees and Expenses”), as a percentage of average daily net assets, exceed 1.68% (1.38% for ProFund VP U.S. Government Plus and 1.35% for ProFund VP Government Money Market) through April 30, 2020. After such date, the expense limitation may be terminated or revised by the Advisor. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of the contractual period to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. The Advisor may also waive fees and/or reimburse expenses to the extent necessary to maintain the net yield of the ProFund VP Government Money Market at a certain level as determined by the Advisor. The Advisor may recoup from the ProFund VP Government Money Market any of the fees or expenses it has waived and/or reimbursed until the third anniversary of the end of the 12 month period ending April 30 in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could negatively affect the ProFund VP Government Money Market’s future yield.

ProFund VP Technology
“Other Expenses” have been restated from fiscal year amounts to reflect changes in contractual fees. ProFund Advisors LLC (“ProFund Advisors” or the “Advisor”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements (excluding “Acquired Fund Fees and Expenses”), as a percentage of average daily net assets, exceed 1.68% (1.38% for ProFund VP U.S. Government Plus and 1.35% for ProFund VP Government Money Market) through April 30, 2020. After such date, the expense limitation may be terminated or revised by the Advisor. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of the contractual period to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. The Advisor may also waive fees and/or reimburse expenses to the extent necessary to maintain the net yield of the ProFund VP Government Money Market at a certain level as determined by the Advisor. The Advisor may recoup from the ProFund VP Government Money Market any of the fees or expenses it has waived and/or reimbursed until the third anniversary of the end of the 12 month period ending April 30 in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could negatively affect the ProFund VP Government Money Market’s future yield.

ProFund VP Telecommunications
“Other Expenses” have been restated from fiscal year amounts to reflect changes in contractual fees. ProFund Advisors LLC (“ProFund Advisors” or the “Advisor”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements (excluding “Acquired Fund Fees and Expenses”), as a percentage of average daily net assets, exceed 1.68% (1.38% for ProFund VP U.S. Government Plus and 1.35% for ProFund VP Government Money Market) through April 30, 2020. After such date, the expense limitation may be terminated or revised by the Advisor. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of the contractual period to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. The Advisor may also waive fees and/or reimburse expenses to the extent necessary to maintain the net yield of the ProFund VP Government Money Market at a certain level as determined by the Advisor. The Advisor may recoup from the ProFund VP Government Money Market any of the fees or expenses it has waived and/or reimbursed until the third anniversary of the end of the 12 month period ending April 30 in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could negatively affect the ProFund VP Government Money Market’s future yield.

ProFund VP U.S. Government Plus
“Other Expenses” have been restated from fiscal year amounts to reflect changes in contractual fees. ProFund Advisors LLC (“ProFund Advisors” or the “Advisor”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements (excluding “Acquired Fund Fees and Expenses”), as a percentage of average daily net assets, exceed 1.68% (1.38% for ProFund VP U.S. Government Plus and 1.35% for ProFund VP Government Money Market) through April 30, 2020. After such date, the expense limitation may be terminated or revised by the Advisor. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of the contractual period to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. The Advisor may also waive fees and/or reimburse expenses to the extent necessary to maintain the net yield of the ProFund VP Government Money Market at a certain level as determined by the Advisor. The Advisor may recoup from the ProFund VP Government Money Market any of the fees or expenses it has waived and/or reimbursed until the third anniversary of the end of the 12 month period ending April 30 in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could negatively affect the ProFund VP Government Money Market’s future yield.

ProFund VP UltraBull
“Other Expenses” have been restated from fiscal year amounts to reflect changes in contractual fees. ProFund Advisors LLC (“ProFund Advisors” or the “Advisor”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements (excluding “Acquired Fund Fees and Expenses”), as a percentage of average daily net assets, exceed 1.68% (1.38% for ProFund VP U.S. Government Plus and 1.35% for ProFund VP Government Money Market) through April 30, 2020. After such date, the expense limitation may be terminated or revised by the Advisor. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of the contractual period to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. The Advisor may also waive fees and/or reimburse expenses to the extent necessary to maintain the net yield of the ProFund VP Government Money Market at a certain level as determined by the Advisor. The Advisor may recoup from the ProFund VP Government Money Market any of the fees or expenses it has waived and/or reimbursed until the third anniversary of the end of the 12 month period ending April 30 in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could negatively affect the ProFund VP Government Money Market’s future yield.

ProFund VP UltraMid-Cap
“Other Expenses” have been restated from fiscal year amounts to reflect changes in contractual fees. ProFund Advisors LLC (“ProFund Advisors” or the “Advisor”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements (excluding “Acquired Fund Fees and Expenses”), as a percentage of average daily net assets, exceed 1.68% (1.38% for ProFund VP U.S. Government Plus and 1.35% for ProFund VP Government Money Market) through April 30, 2020. After such date, the expense limitation may be terminated or revised by the Advisor. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of the contractual period to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. The Advisor may also waive fees and/or reimburse expenses to the extent necessary to maintain the net yield of the ProFund VP Government Money Market at a certain level as determined by the Advisor. The Advisor may recoup from the ProFund VP Government Money Market any of the fees or expenses it has waived and/or reimbursed until the third anniversary of the end of the 12 month period ending April 30 in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could negatively affect the ProFund VP Government Money Market’s future yield.

ProFund VP UltraNASDAQ-100
“Other Expenses” have been restated from fiscal year amounts to reflect changes in contractual fees. ProFund Advisors LLC (“ProFund Advisors” or the “Advisor”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements (excluding “Acquired Fund Fees and Expenses”), as a percentage of average daily net assets, exceed 1.68% (1.38% for ProFund VP U.S. Government Plus and 1.35% for ProFund VP Government Money Market) through April 30, 2020. After such date, the expense limitation may be terminated or revised by the Advisor. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of the contractual period to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. The Advisor may also waive fees and/or reimburse expenses to the extent necessary to maintain the net yield of the ProFund VP Government Money Market at a certain level as determined by the Advisor. The Advisor may recoup from the ProFund VP Government Money Market any of the fees or expenses it has waived and/or reimbursed until the third anniversary of the end of the 12 month period ending April 30 in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could negatively affect the ProFund VP Government Money Market’s future yield.

ProFund VP UltraSmall-Cap
“Other Expenses” have been restated from fiscal year amounts to reflect changes in contractual fees. ProFund Advisors LLC (“ProFund Advisors” or the “Advisor”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements (excluding “Acquired Fund Fees and Expenses”), as a percentage of average daily net assets, exceed 1.68% (1.38% for ProFund VP U.S. Government Plus and 1.35% for ProFund VP Government Money Market) through April 30, 2020. After such date, the expense limitation may be terminated or revised by the Advisor. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of the contractual period to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. The Advisor may also waive fees and/or reimburse expenses to the extent necessary to maintain the net yield of the ProFund VP Government Money Market at a certain level as determined by the Advisor. The Advisor may recoup from the ProFund VP Government Money Market any of the fees or expenses it has waived and/or reimbursed until the third anniversary of the end of the 12 month period ending April 30 in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could negatively affect the ProFund VP Government Money Market’s future yield.

ProFund VP Utilities
“Other Expenses” have been restated from fiscal year amounts to reflect changes in contractual fees. ProFund Advisors LLC (“ProFund Advisors” or the “Advisor”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements (excluding “Acquired Fund Fees and Expenses”), as a percentage of average daily net assets, exceed 1.68% (1.38% for ProFund VP U.S. Government Plus and 1.35% for ProFund VP Government Money Market) through April 30, 2020. After such date, the expense limitation may be terminated or revised by the Advisor. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of the contractual period to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. The Advisor may also waive fees and/or reimburse expenses to the extent necessary to maintain the net yield of the ProFund VP Government Money Market at a certain level as determined by the Advisor. The Advisor may recoup from the ProFund VP Government Money Market any of the fees or expenses it has waived and/or reimbursed until the third anniversary of the end of the 12 month period ending April 30 in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could negatively affect the ProFund VP Government Money Market’s future yield.

PSF SP International Growth Portfolio - Class I
The Manager has contractually agreed to waive 0.019% of its investment management fee through June 30, 2020. In addition, the Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive of certain expenses as described more fully in the Trust’s Statement of Additional Information) do not exceed 1.010% of the Portfolio's average daily net assets through June 30, 2020. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. These arrangements may not be terminated or modified without the prior approval of the Trust’s Board of Trustees.

Wells Fargo VT International Equity Fund - Class 1
The Manager has committed through April 30, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.69% for Class 1 and 0.94% for Class 2. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Wells Fargo VT Omega Growth Fund - Class 1
The Manager has committed through April 30, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Wells Fargo VT Small Cap Growth Fund - Class 1
The Manager has committed through April 30, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.95% for Class 1 and 1.20% for Class 2. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

EXPENSE EXAMPLES
These examples are intended to help you compare the cost of investing in our Annuity with the cost of investing in other variable annuities.
Below are examples for each Annuity showing what you would pay in expenses at the end of the stated time periods had you invested $10,000 in the Annuity and your investment has a 5.0% return each year.
The examples reflect the fees and charges listed below for each Annuity as described in “Summary of Contract Fees and Charges”:

▪	Insurance Charge

▪	Distribution Charge (if applicable)

▪	Contingent Deferred Sales Charge (when and if applicable)

▪	Annual Maintenance Fee

▪	The maximum combination of optional benefit charges
The examples also assume the following for the period shown:

▪	You allocate all of your Account Value to the Sub-account with the maximum gross total annual portfolio operating expenses, and those expenses remain the same each year*

▪	For each charge, we deduct the maximum charge rather than the current charge

▪	You make no withdrawals of Account Value

▪	You make no transfers, or other transactions for which we charge a fee

▪	No Tax Charge applies

▪
You elect the Highest Daily Lifetime 6 Plus with Combination 5.0% Roll-up and HAV Death Benefit, which are the maximum combination of optional benefit charges. There is no other optional benefit combination that would result in higher maximum charges than those shown in the examples.

▪	For the XT6 example, no purchase payment credit is granted under the Annuity

▪	For the APEX II example, no loyalty credit applies

▪	For the ASAP III example, no loyalty credit applies
Amounts shown in the examples are rounded to the nearest dollar.

*	Note: Not all portfolios offered as Sub-accounts may be available depending on optional benefit selection, the applicable jurisdiction and selling firm.
THE EXAMPLES ARE ILLUSTRATIVE ONLY – THEY SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OF THE UNDERLYING MUTUAL FUNDS OR THEIR PORTFOLIOS – ACTUAL EXPENSES WILL BE LESS THAN THOSE SHOWN DEPENDING UPON WHICH OPTIONAL BENEFIT YOU ELECT OTHER THAN INDICATED IN THE EXAMPLES OR IF YOU ALLOCATE ACCOUNT VALUE TO ANY OTHER AVAILABLE SUB-ACCOUNTS.
Expense Examples are provided as follows:

	ASAP III
	Assuming Maximum Fees and Expenses of any of the Portfolios Available
	1 Year	3 Years	5 Years	10 Years
If you surrender your annuity at the end of the applicable time period:	$1,399	$2,602	$3,762	$6,482
If you annuitize your annuity at the end of the applicable time period: [2]	$649	$1,952	$3,262	$6,482
If you do not surrender your annuity:	$649	$1,952	$3,262	$6,482

	APEX II
	Assuming Maximum Fees and Expenses of any of the Portfolios Available
	1 Year	3 Years	5 Years	10 Years
If you surrender your annuity at the end of the applicable time period:	$1,539	$2,763	$3,434	$6,854
If you annuitize your annuity at the end of the applicable time period: [2]	$689	$2,063	$3,434	$6,854
If you do not surrender your annuity:	$689	$2,063	$3,434	$6,854

	ASL II [1]
	Assuming Maximum Fees and Expenses of any of the Portfolios Available
	1 Year	3 Years	5 Years	10 Years
If you surrender your annuity at the end of the applicable time period:	$689	$2,063	$3,434	$6,854
If you annuitize your annuity at the end of the applicable time period:	$689	$2,063	$3,434	$6,854
If you do not surrender your annuity:	$689	$2,063	$3,434	$6,854

	XT6 – Contracts issued on or after November 20, 2006 [3]
	Assuming Maximum Fees and Expenses of any of the Portfolios Available
	1 Year	3 Years	5 Years	10 Years
If you surrender your annuity at the end of the applicable time period:	$1,589	$2,863	$4,034	$6,954
If you annuitize your annuity at the end of the applicable time period: [2]	$689	$2,063	$3,434	$6,854
If you do not surrender your annuity:	$689	$2,063	$3,434	$6,854

	XT6 – Contracts issued before November 20, 2006 [3]
	Assuming Maximum Fees and Expenses of any of the Portfolios Available
	1 Year	3 Years	5 Years	10 Years
If you surrender your annuity at the end of the applicable time period:	$1,589	$2,913	$4,134	$7,054
If you annuitize your annuity at the end of the applicable time period: [2]	$689	$2,063	$3,434	$6,854
If you do not surrender your annuity:	$689	$2,063	$3,434	$6,854

1	There is no CDSC for ASL II. See “Summary of Contract Fees and Charges” for the CDSC schedule for each Annuity.

2	If you own XT6, your ability to annuitize in the first 3 Annuity Years may be limited. If you own ASAP III or APEX II, your ability to annuitize in the first Annuity Year may be limited.

3
XT6 Annuities purchased prior to November 20, 2006 are subject to a different CDSC schedule. Expense examples calculations for XT6 Annuities are not adjusted to reflect the Purchase Credit. If the Purchase Credit were reflected in the calculations, expenses would be higher.

For information relating to accumulation unit values pertaining to the Sub-accounts, please see Appendix A – Condensed Financial Information About Separate Account B.

SUMMARY
Advanced Series Advisor Plan III (“ASAP III”)
Advanced Series APEX II (“APEX II”)
Advanced Series XTra Credit Six (“XT6”)
Advanced Series LifeVest II (“ASL II”)
This Summary describes key features of the variable annuities described in this Prospectus. It is intended to help give you an overview, and to point you to sections of the prospectus that provide greater detail. This Summary is intended to supplement the prospectus, so you should not rely on the Summary alone for all the information you need to know before purchase. You should read the entire Prospectus for a complete description of the variable annuities. Your financial professional can also help you if you have questions.
What is a variable annuity? A variable annuity is a contract between you and an insurance company. It is designed to help you save money for retirement, and provide income during your retirement. With the help of your financial professional, you choose how to invest your money within your annuity (subject to certain restrictions; see “Investment Options”). Any allocation that is recommended to you by your financial professional may be different than automatic asset transfers that may be made under the Annuity, such as under a pre-determined mathematical formula used with an optional living benefit. The value of your annuity will rise or fall depending on whether the investment options you choose perform well or perform poorly. Investing in a variable annuity involves risk and you can lose your money. By the same token, investing in a variable annuity can provide you with the opportunity to grow your money through participation in mutual fund-type investments. Your financial professional will help you choose the investment options that are suitable for you based on your tolerance for risk and your needs.
Variable annuities also offer a variety of optional guarantees to receive an income for life through withdrawals or provide minimum death benefits for your beneficiaries, or minimum account value guarantees. These benefits provide a degree of insurance in the event your annuity performs poorly. These optional benefits are available for an extra cost, and are subject to limitations and conditions more fully described later in this Prospectus. The guarantees are based on the long-term financial strength of the insurance company.
What does it mean that my variable annuity is “tax deferred”? Because variable annuities are issued by an insurance company, you pay no taxes on any earnings from your annuity until you withdraw the money. You may also transfer among your investment options without paying a tax at the time of the transfer. Until you withdraw the money, tax deferral allows you to keep money invested that would otherwise go to pay taxes. When you take your money out of the variable annuity, however, you will be taxed on the earnings at ordinary income tax rates rather than lower capital gains rates. If you withdraw earnings before you reach age 59 1/2, you also may be subject to a 10% federal tax penalty.
Please note that if you purchase this Annuity within a tax advantaged retirement plan, such as an IRA, SEP-IRA, Roth IRA, 401(a) plan, or non-ERISA 403(b) plan, you will get no additional tax advantage through the Annuity itself. Because there is no additional tax advantage when a variable annuity is purchased through one of these plans, the reasons for purchasing the Annuity inside a qualified plan are limited to the ability to elect a living benefit, a death benefit, the opportunity to annuitize the contract and the various investment options, which might make the Annuity an appropriate investment for you. You should consult your tax and financial adviser regarding such features and benefits prior to purchasing this Annuity for use with a tax-qualified plan.
What variable annuities are offered in this Prospectus? This Prospectus describes the variable annuities listed below. The annuities differ primarily in the fees deducted, and whether the annuity provides credits in certain circumstances. The annuities described in this prospectus are:

▪	Advanced Series Advisor Plan III (“ASAP III”)

▪	Advanced Series APEX II (“APEX II”)

▪	Advanced Series XTra Credit Six (“XT6”)

▪	Advanced Series LifeVest II (“ASL II”)
How do I purchase one of the variable annuities? These Annuities are no longer available for new purchases. Our eligibility criteria for purchasing the Annuities are as follows:

Product	Maximum Age For Initial Purchase	Minimum Initial Purchase Payment
ASAP III	80	$1,000
APEX II	85	$10,000
XT6	75	$10,000
ASL II	85	$15,000
The “Maximum Age for Initial Purchase” applies to the oldest owner as of the day we would issue the Annuity. If the Annuity is to be owned by an entity, the maximum age applies to the annuitant as of the day we would issue the Annuity. For annuities purchased as a Beneficiary Annuity, the maximum issue age is 70 and applies to the Key Life. The availability and level of protection of certain optional benefits may also vary based on the age of the owner or annuitant on the issue date of the annuity, the date the benefit is elected, or the date of the owner’s death. Please see the sections entitled “Living Benefits” and “Death Benefit” for additional information on these benefits.
You may make additional payments of at least $100 into your Annuity at any time, subject to maximums allowed by us and as provided by law.

After you purchase your Annuity you will have usually ten days to examine it and cancel it if you change your mind for any reason (referred to as the “free look period”). The period of time and the amount returned to you is dictated by State law, and is stated on the front cover of your contract. You must cancel your Annuity in writing.
See “What Are Our Requirements for Purchasing One of the Annuities?” for more detail.
Where should I invest my money? With the help of your financial professional, you choose where to invest your money within the Annuity. Our optional benefits may limit your ability to invest in the investment options otherwise available to you under the Annuity. You may choose from a variety of investment options ranging from conservative to aggressive. These investment options participate in mutual fund investments that are kept in a separate account from our other general assets. Although you may recognize some of the names of the money managers, these investment options are designed for variable annuities and are not the same mutual funds available to the general public. You can decide on a mix of investment options that suit your goals. Or, you can choose one of our investment options that participates in several mutual funds according to a specified goal such as balanced asset allocation, or capital growth asset allocation. If you select optional benefits, we may limit the investment options that you may elect. Each of the underlying mutual funds is described by its own prospectus, which you should read before investing. You can obtain the summary prospectuses and prospectuses for the underlying mutual funds by calling 1-888-PRU-2888 or at www.prudentialannuities.com. There is no assurance that any investment option will meet its investment objective.
We also offer programs to help discipline your investing, such as dollar cost averaging or automatic rebalancing.
See “Investment Options,” and “Managing Your Account Value.”
How can I receive income from my Annuity? You can receive income by taking withdrawals or electing annuity payments. If you take withdrawals, you should plan them carefully, because withdrawals may be subject to tax, and may be subject to a contingent deferred sales charge (discussed below). You may withdraw up to 10% of your investment each year without being subject to a contingent deferred sales charge. See the “Tax Considerations” section of this Prospectus for more information on the treatment of withdrawals and annuity payments.
You may elect to receive income through annuity payments over your lifetime, also called “annuitization”. This option may appeal to those who worry about outliving their Account Value through withdrawals. If you elect to receive annuity payments, you convert your Account Value into a stream of future payments. This means in most cases you no longer have an Account Value and therefore cannot make withdrawals. We offer different types of annuity options to meet your needs, and you can choose the benefits and costs that make sense for you. For example, some of our annuity options allow for withdrawals, and some provide a death benefit, while others guarantee payments for life without a death benefit or the ability to make withdrawals.
See “Access to Account Value.”
Options for Guaranteed Lifetime Withdrawals. We offer optional benefits for an additional fee that guarantee your ability to take withdrawals for life as a percentage of an initial guaranteed benefit base, even after your Account Value falls to zero (unless it does so due to a withdrawal of Excess Income). The Account Value has no guarantees, may fluctuate, and can lose value.
These benefits may appeal to you if you wish to maintain flexibility and control over your Account Value invested (instead of converting it to an annuity stream) and want the assurance of predictable income. If you withdraw more than the allowable amount during any year, your future level of guaranteed withdrawals decreases.
As part of these benefits you are required to invest only in certain permitted investment options. Some of the benefits utilize a predetermined mathematical formula to help manage your guarantee through all market cycles. Please see the applicable optional benefits section for more information. In the Living Benefits section, we describe these guaranteed minimum withdrawal benefits, which allow you to withdraw a specified amount each year for life (or joint lives, for the spousal version of the benefit). Please be aware that if you withdraw more than that amount in a given year (i.e., Excess Income), that may permanently reduce the guaranteed amount you can withdraw in future years. Please note that if your Account Value is reduced to zero as a result of a withdrawal of Excess Income, both the optional benefit and the Annuity will terminate. Thus, you should think carefully before taking a withdrawal of Excess Income. If you purchased your contract in New York and wish to withdraw Excess Income but are uncertain how it will impact your future guaranteed amounts, you may contact us prior to requesting the withdrawal to obtain a personalized, transaction-specific calculation showing the effect of taking the withdrawal.
These benefits contain detailed provisions, so please see the following sections of the Prospectus for complete details:

▪	Highest Daily Lifetime 6 Plus

▪	Highest Daily Lifetime 6 Plus with Lifetime Income Accelerator

▪	Spousal Highest Daily Lifetime 6 Plus

▪	Highest Daily Lifetime 7 Plus

▪	Spousal Highest Daily Lifetime 7 Plus

▪	Highest Daily Lifetime 7 Plus with Lifetime Income Accelerator

▪	Highest Daily Lifetime 7 Plus with Beneficiary Income Option

▪	Spousal Highest Daily Lifetime 7 Plus with Beneficiary Income Option

▪	Highest Daily Lifetime Seven

▪	Spousal Highest Daily Lifetime Seven

▪	Highest Daily Lifetime Seven with Lifetime Income Accelerator

▪	Highest Daily Lifetime Seven with Beneficiary Income Option

▪	Spousal Highest Daily Lifetime Seven with Beneficiary Income Option
The Guaranteed Lifetime Withdrawal Benefit options are no longer offered for new elections.
Options for Guaranteed Accumulation. We offer optional benefits for an additional fee that guarantee your Account Value to a certain level after a period of years. As part of these benefits you are required to invest only in certain permitted investment options. Please see applicable optional benefits sections for more information.
These benefits contain detailed provisions, so please see the following sections of the Prospectus for complete details:

▪	Guaranteed Return Option Plus II

▪	Highest Daily Guaranteed Return Option II

▪	Guaranteed Return Option Plus (GRO Plus)*

▪	Guaranteed Return Option (GRO)*

▪	Guaranteed Return Option Plus 2008*

▪	Highest Daily Guaranteed Return Option*

*	No longer available for new elections.
What happens to my annuity upon death? You may name a beneficiary to receive the proceeds of your annuity upon your death. Your annuity must be distributed within the time periods required by the tax laws. Each of our annuities offers a basic death benefit. The basic death benefit provides your beneficiaries with the greater of your purchase payments less all proportional withdrawals or your value in the annuity at the time of death (the amount of the basic death benefit may depend on the decedent’s age).
We also have optional death benefits for an additional charge:

▪	Highest Anniversary Value Death Benefit: Offers the greater of the basic death benefit and a highest anniversary value of the annuity.

▪
Combination 5% Roll-Up and Highest Anniversary Value Death Benefit: Offers the greatest of the basic death benefit, the highest anniversary value death benefit described above, and a value assuming 5% growth of your investment adjusted for withdrawals.

Each death benefit has certain age restrictions and could only have been elected at time of contract purchase. Please see the “Death Benefit” section of the Prospectus for more information.
How do I receive credits?
With XT6, we apply a credit to your Annuity each time you make a purchase payment during the first six (6) years. Because of the credits, the expenses of this Annuity may be higher than other annuities that do not offer credits. The amount of the credit depends on the year during which the purchase payment is made:
For annuities issued on or after February 13, 2006:

ANNUITY YEAR	CREDIT
1	6.50%	*
2	5.00%
3	4.00%
4	3.00%
5	2.00%
6	1.00%
7+	0.00%

*	For annuities issued before February 13, 2006, the Credit during Annuity Year 1 is 6.00%.
Please note that during the first 10 years, the total asset-based charges on the XT6 annuity are higher than many of our other annuities. In addition, the Contingent Deferred Sales Charge (CDSC) on the XT6 annuity is higher and is deducted for a longer period of time as compared to our other annuities. Unless prohibited by applicable State law, we may take back credits applied within 12 months of death or a Medically-Related Surrender. We may also take back credits if you return your Annuity under the “free-look” provision.
For ASAP III annuities issued on or after February 13, 2006, and APEX II annuities issued on or after June 20, 2005, we apply a “loyalty credit” at the end of your fifth anniversary for money invested with us during the first four years of your Annuity (less adjustments for any withdrawals). For ASAP III, the credit is 0.50%. For APEX II, the credit is either 0%, 2.25% or 2.75% depending on the Issue Date of your Annuity.
Please see the section entitled “Managing Your Account Value” for more information.

What are the Annuity’s Fees and Charges?
Contingent Deferred Sales Charge: If you withdraw all or part of your annuity before the end of a period of years, we may deduct a contingent deferred sales charge, or “CDSC”. The CDSC is calculated as a percentage of your purchase payment being withdrawn, and the applicable CDSC percentage (as indicated in the table below) depends on the Annuity Year in which the purchase payment is withdrawn. The CDSC is different depending on which annuity you purchase:

	Yr. 1	Yr. 2	Yr. 3	Yr. 4	Yr. 5	Yr. 6	Yr. 7	Yr. 8	Yr. 9	Yr. 10	Yr. 11+
ASAP III	7.5%	7.0%	6.5%	6.0%	5.0%	4.0%	3.0%	2.0%	0.0%	—	—
APEX II	8.5%	8.0%	7.0%	6.0%	0.0%	—	—	—	—	—	—
XT6*	9.0%	9.0%	8.0%	7.0%	6.0%	5.0%	4.0%	3.0%	2.0%	1.0%	0.0%
ASL II – There is no CDSC for this Annuity

*
For annuities issued before November 20, 2006, the schedule is as follows: Year 1: 9.0%; Year 2: 9.0%; Year 3: 8.5%; Year 4: 8.0%; Year 5: 7.0%; Year 6: 6.0%; Year 7: 5.0%; Year 8: 4.0%; Year 9: 3.0%; Year 10: 2.0%; Year 11+: 0.0%.

Each year you may withdraw up to 10% of your purchase payments without the imposition of a CDSC. This free withdrawal feature does not apply when fully surrendering your Annuity. We may also waive the CDSC under certain circumstances, such as for medically-related circumstances or taking required minimum distributions under a qualified contract.
Transfer Fee: You may make 20 transfers between investment options each year free of charge. After the 20th transfer, we will charge $10.00 for each transfer. We do not consider transfers made as part of any Dollar Cost Averaging, Automatic Rebalancing or asset allocation program when we count the 20 free transfers. All transfers made on the same day will be treated as one (1) transfer. Any transfers made as a result of the mathematical formula used with an optional benefit will not count towards the total transfers allowed.
Annual Maintenance Fee: Until you start annuity payments, we deduct an Annual Maintenance Fee. The Annual Maintenance Fee is $35.00 or 2% of your Account Value invested in the Sub-accounts, whichever is less. Except for XT6, the Annual Maintenance Fee is only deducted if your Account Value is less than $100,000.
Tax Charge: We may deduct a charge to reimburse us for taxes we may pay on premiums received in certain jurisdictions. The Tax Charge currently ranges up to 3 1/2% of your purchase payments and is designed to approximate the taxes that we are required to pay. Please see the section titled "Fees and Charges" for more information.
Insurance Charge: We deduct an Insurance Charge. It is an annual charge assessed on a daily basis. It is the combination of the Mortality & Expense Risk Charge and the Administration Charge. The charge is assessed against the daily assets allocated to the Sub-accounts and depends on which annuity you hold:

FEE/CHARGE	ASAP III	APEX II	ASL II	XT6
Mortality & Expense Risk Charge	0.50%	1.50%	1.50%	0.50%
Administration Charge	0.15%	0.15%	0.15%	0.15%
Total Insurance Charge	0.65%	1.65%	1.65%	0.65%
Distribution Charge: For ASAP III and XT6, we deduct a Distribution Charge daily. It is an annual charge assessed on a daily basis. The charge is assessed for a certain number of years against the daily net assets allocated to the Sub-accounts and is equal to the following:

FEE/CHARGE	ASAP III	APEX II	ASL II	XT6
Distribution Charge	0.60% in Annuity Years 1-8	N/A	N/A	1.00% in Annuity Years 1-10
Charges for Optional Benefits: If you elect to purchase certain optional benefits, we will deduct an additional charge. For some optional benefits, the charge is deducted from your Account Value allocated to the Sub-accounts. This charge is included in the daily calculation of the Unit Price for each Sub-account. For certain other optional benefits, such as Highest Daily Lifetime Seven, the charge is assessed against the Protected Withdrawal Value and taken out of the Sub-accounts periodically. Please refer to the section entitled “Summary of Contract Fees and Charges” for the list of charges for each optional benefit.
Settlement Service Charge: If your beneficiary takes the death benefit under a Beneficiary Continuation Option, we deduct a Settlement Service Charge, although the Insurance Charge no longer applies. The charge is assessed daily against the daily net assets allocated to the Sub-accounts and is equal to an annual charge of 1.00% for nonqualified Annuities and 1.40% for qualified Annuities.
Fees and Expenses Incurred by the Portfolios: Each Portfolio incurs total annual operating expenses comprised of an investment management fee, other expenses and any distribution and service (12b-1) fees that may apply. More detailed information about fees and expenses can be found in the prospectuses for the Portfolios. Please see the “Fees and Charges” section of the Prospectus for more information.

Costs to Sell and Administer Our Variable Annuity: Your financial professional may receive a commission for selling one of our variable annuities to you. We may pay fees to your financial professional’s broker dealer firm to cover costs of marketing or administration. These commissions and fees may incent your financial professional to sell our variable annuity instead of one offered by another company. We also receive fees from the mutual fund companies that offer the investment options for administrative costs and marketing. These fees may influence our decision to offer one family of funds over another. If you have any questions you may speak with your financial professional or us. See “General Information”.
Other Information: Please see the section entitled “General Information” for more information about our annuities, including legal information about our company, separate account, and underlying funds.

INVESTMENT OPTIONS
WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS?
Each variable investment option is a Sub-account of Prudential Annuities Life Assurance Corporation Variable Account B (see “What are Separate Accounts” for more detailed information). Each Sub-account invests exclusively in one Portfolio. You should carefully read the prospectus for any Portfolio in which you are interested. The Investment Objectives/Policies chart below provides a description of each Portfolio’s investment objective and a short, summary description of their key policies to assist you in determining which Portfolios may be of interest to you. There is no guarantee that any underlying Portfolio will meet its investment objective. Not all portfolios offered as Sub-accounts may be available depending on optional benefit selection, the applicable jurisdiction and selling firm. The Portfolios that you select are your choice – we do not provide investment advice, and we do not recommend or endorse any particular Portfolio. Please consult with a qualified investment professional if you wish to obtain investment advice. You bear the investment risk for amounts allocated to the Portfolios. Please see the General Information section of this Prospectus, under the heading “Fees and Payments Received by Prudential Annuities” for a discussion of fees that we may receive from underlying mutual funds and/or their affiliates.
The name of the adviser/sub-adviser for each Portfolio appears next to the description. Those Portfolios whose name includes the prefix “AST” are Portfolios of Advanced Series Trust. The investment managers for AST are AST Investment Services, Inc., a Prudential Financial Company, and PGIM Investments LLC, both of which are affiliated companies of Prudential Annuities. However, a sub-adviser, as noted below, is engaged to conduct day-to-day management.
The Portfolios are not publicly traded mutual funds. They are only available as Investment Options in variable annuity contracts and variable life insurance policies issued by insurance companies, or in some cases, to participants in certain qualified retirement plans. However, some of the Portfolios available as Sub-accounts under the Annuities are managed by the same Portfolio adviser or subadviser as a retail mutual fund of the same or similar name that the Portfolio may have been modeled after at its inception. While the investment objective and policies of the retail mutual funds and the Portfolios may be substantially similar, the actual investments will differ to varying degrees. Differences in the performance of the funds and Portfolios can be expected, and in some cases could be substantial. You should not compare the performance of a publicly traded mutual fund with the performance of any similarly named Portfolio offered as a Sub-account. Details about the investment objectives, policies, risks, costs and management of the Portfolios are found in the prospectuses for the Portfolios. The current prospectus and statement of additional information for the underlying Portfolios can be obtained by calling 1-888-PRU-2888, or at www.prudentialannuities.com.
This Annuity offers Portfolios managed by AST Investment Services, Inc. and/or PGIM Investments LLC, both of which are affiliated companies of Prudential Annuities (“Affiliated Portfolios”) and Portfolios managed by companies not affiliated with Prudential Annuities ("Unaffiliated Portfolios"). Prudential Annuities and its affiliates (“Prudential Companies”) receive fees and payments from both the Affiliated Portfolios and the Unaffiliated Portfolios. Generally, Prudential Companies receive revenue sharing payments from the Unaffiliated Portfolios. We consider the amount of these fees and payments when determining which portfolios to offer through the Annuity. Affiliated Portfolios may provide Prudential Companies with greater fees and payments than Unaffiliated Portfolios. Because of the potential for greater profits earned by the Prudential Companies with respect to the Affiliated Portfolios, we have an incentive to offer Affiliated Portfolios over Unaffiliated Portfolios. As indicated next to each Portfolio's description in the table that follows, each Portfolio has one or more subadvisers that conduct day to day management. We have an incentive to offer Portfolios with certain subadvisers, either because the subadviser is a Prudential Company or because the subadviser provides payments or support, including distribution and marketing support, to the Prudential Companies. We may consider those subadviser financial incentive factors in determining which portfolios to offer under the Annuity. Also, in some cases, we offer Portfolios based on the recommendations made by selling broker-dealer firms. These firms may receive payments from the Portfolios they recommend and may benefit accordingly from allocations of Account Value to the sub-accounts that invest in these Portfolios. Prudential Annuities has selected the Portfolios for inclusion as investment options under this Annuity in Prudential Annuities’ role as the issuer of this Annuity, and Prudential Annuities does not provide investment advice or recommend any particular Portfolio. Please see "Other Information" under the heading concerning "Fees and Payments Received by Prudential Annuities" for more information about fees and payments we may receive from underlying Portfolios and/or their affiliates. In addition, we may consider the potential risk to us of offering a Portfolio in light of the benefits provided by the Annuity.
Effective May 1, 2004, the SP International Growth Portfolio (formerly the SP William Blair International Growth Portfolio) was no longer offered as a Sub-account under the Annuities, except as follows: if at any time prior to May 1, 2004 you had any portion of your Account Value allocated to the SP International Growth Sub-account, you may continue to allocate Account Value and make transfers into and/or out of the SP International Growth Sub-account, including any electronic funds transfer, dollar cost averaging, asset allocation and rebalancing programs. If you never had a portion of your Account Value allocated to the SP International Growth Sub-account prior to May 1, 2004 or if you purchased your Annuity on or after May 1, 2004, you cannot allocate Account Value to the SP International Growth Sub-account.
Stipulated Investment Options if you Elect Certain Optional Benefits
As a condition to your participating in certain optional benefits, we limit the investment options to which you may allocate your Account Value. Broadly speaking, we offer two groups of “Permitted Sub-accounts”. Under the first group (Group I), your allowable investment options are more limited, but you are not subject to mandatory quarterly re-balancing. Under the second group (Group II), you may allocate your Account Value between a broader range of investment options, but must participate in quarterly re-balancing. The set of tables immediately below describes the first category of permitted Investment Options.

While those who do not participate in any optional benefit generally may invest in any of the investment options described in the Prospectus, only those who participate in the optional benefits listed in Group II below may participate in the second category (along with its attendant re-balancing requirement). This second category is called our “Custom Portfolios Program” (we may have referred to the “Custom Portfolios Program” as the “Optional Allocation and Rebalancing Program” in other materials). If you participate in the Custom Portfolios Program, you may not participate in an Automatic Rebalancing Program. We may modify or terminate the Custom Portfolios Program at any time. Any such modification or termination will (i) be implemented only after we have notified you in advance, (ii) not affect the guarantees you had accrued under the optional benefit or your ability to continue to participate in those optional benefits, and (iii) not require you to transfer Account Value out of any Portfolio in which you participated immediately prior to the modification or termination.
Group I: Allowable Benefit Allocations

Optional Benefit Name*	Allowable Benefit Allocations:
GRO Plus II	AST Academic Strategies Asset Allocation Portfolio
Highest Daily GRO II	AST Advanced Strategies Portfolio
Highest Daily Lifetime Five Income Benefit	AST AllianzGI World Trends Portfolio
Highest Daily Lifetime Seven Income Benefit	AST Balanced Asset Allocation Portfolio
Highest Daily Lifetime 7 Plus Income Benefit	AST BlackRock Global Strategies Portfolio
Highest Daily Lifetime 7 Plus with Beneficiary Income Option	AST Capital Growth Asset Allocation Portfolio
Highest Daily Lifetime 7 Plus with Lifetime Income Accelerator	AST Fidelity Institutional AM® Quantitative Portfolio
Highest Daily Lifetime Seven with Beneficiary Income Option	AST Goldman Sachs Multi-Asset Portfolio
Highest Daily Lifetime Seven with Lifetime Income Accelerator	AST J.P. Morgan Global Thematic Portfolio
Highest Daily Lifetime 6 Plus	AST J.P. Morgan Strategic Opportunities Portfolio
Highest Daily Lifetime 6 Plus with Lifetime Income Accelerator	AST MFS Growth Allocation Portfolio
Highest Daily Value Death Benefit	AST Preservation Asset Allocation Portfolio
Lifetime Five Income Benefit	AST Prudential Growth Allocation Portfolio
Spousal Highest Daily Lifetime Seven Income Benefit	AST T. Rowe Price Asset Allocation Portfolio
Spousal Highest Daily Lifetime 7 Plus Income Benefit Spousal Highest Daily Lifetime 7 Plus with Beneficiary Income Option	AST Wellington Management Hedged Equity Portfolio
Spousal Highest Daily Lifetime Seven with Beneficiary Income Option
Spousal Highest Daily Lifetime 6 Plus
Spousal Lifetime Five Income Benefit
Optional Benefit Name*	All Investment Options Permitted, EXCEPT These:
Combo 5% Rollup & HAV Death Benefit	Access VP High Yield
Guaranteed Minimum Income Benefit	AST AQR Emerging Markets Equity Portfolio
Guaranteed Minimum Withdrawal Benefit	AST Western Asset Emerging Markets Debt Portfolio
Highest Anniversary Value Death Benefit	Invesco V.I. Technology
ProFund VP Biotechnology
ProFund VP Internet
ProFund VP Semiconductor
ProFund VP Short Mid-Cap
ProFund VP Short Small-Cap
ProFund VP Technology
ProFund VP UltraBull
ProFund VP UltraNASDAQ-100
ProFund VP UltraSmall-Cap
All Investment Options Permitted, EXCEPT These:
GRO PLUS 2008	Access VP High Yield
Highest Daily GRO	AST AQR Emerging Markets Equity Portfolio
AST Quantitative Modeling Portfolio
AST Western Asset Emerging Markets Debt Portfolio
Invesco V.I. Technology
ProFund VP Asia 30
ProFund VP Biotechnology
ProFund VP Internet
ProFund VP NASDAQ-100
ProFund VP Precious Metals

ProFund VP Semiconductor
ProFund VP Short Mid-Cap
ProFund VP Short NASDAQ-100
ProFund VP Short Small-Cap
ProFund VP Technology
ProFund VP UltraBull
ProFund VP Ultra Mid-Cap
ProFund VP UltraNASDAQ-100
ProFund VP UltraSmall-Cap
Wells Fargo VT Small-Cap Growth
All Investment Options Permitted, EXCEPT These:
GRO/GRO PLUS	Access VP High Yield
AST AQR Emerging Markets Equity Portfolio
AST Quantitative Modeling Portfolio
AST Western Asset Emerging Markets Debt Portfolio
Invesco V.I. Technology
ProFund VP Biotechnology
ProFund VP Internet
ProFund VP Semiconductor
ProFund VP Short Mid-Cap
ProFund VP Short Small-Cap
ProFund VP Technology
ProFund VP UltraBull
ProFund VP UltraNASDAQ-100
ProFund VP UltraSmall-Cap

*	Detailed Information regarding these optional benefits can be found in the “Living Benefits” and “Death Benefit” sections of this Prospectus.
The following set of tables describes the second category (i.e., Group II below), under which:

(a)
you must allocate at least 20% of your Account Value to certain fixed income portfolios (currently, the AST BlackRock/Loomis Sayles Bond Portfolio, the AST Western Asset Core Plus Bond Portfolio and/or the AST Prudential Core Bond Portfolio).

(b)	you may allocate up to 80% in equity and other portfolios listed in the table below.

(c)
on each benefit quarter (or the next Valuation Day, if the quarter-end is not a Valuation Day), we will automatically re-balance your Account Value, so that the percentages devoted to each Portfolio remain the same as those in effect on the immediately preceding quarter-end, subject to the predetermined mathematical formula inherent in any applicable optional benefit. Note that on the first quarter-end following your participation in the Custom Portfolios Program (we may have referred to the “Custom Portfolios Program” as the “Optional Allocation and Rebalancing Program” in other materials), we will re-balance your Account Value so that the percentages devoted to each Portfolio remain the same as those in effect when you began the Custom Portfolios Program.

(d)
between quarter-ends, you may re-allocate your Account Value among the investment options permitted within this category. If you reallocate, the next quarterly rebalancing will restore the percentages to those of your most recent reallocation.

(e)
if you are already participating in the Custom Portfolios Program (we may have referred to the “Custom Portfolios Program” as the “Optional Allocation and Rebalancing Program” in other materials) and add a new benefit that also participates in this program, your rebalancing date will continue to be based upon the quarterly anniversary of your initial benefit election.

Group II: Custom Portfolios Program (we may have referred to the “Custom Portfolios Program” as the “Optional Allocation and Rebalancing Program” in other materials)

Optional Benefit Name*	Permitted Portfolios
Highest Daily Lifetime Seven	AST Academic Strategies Asset Allocation Portfolio
Spousal Highest Daily Lifetime Seven	AST Advanced Strategies Portfolio
Highest Daily Lifetime Seven with Beneficiary Income Option	AST AllianzGI World Trends Portfolio
Spousal Highest Daily Lifetime Seven with Beneficiary Income Option	AST Balanced Asset Allocation Portfolio
Highest Daily Lifetime Seven with Lifetime Income Accelerator	AST BlackRock Global Strategies Portfolio
Highest Daily Lifetime 7 Plus Spousal	AST BlackRock Low Duration Bond Portfolio
Highest Daily Lifetime 7 Plus	AST BlackRock/Loomis Sayles Bond Portfolio
Highest Daily Lifetime 7 Plus with Beneficiary Income Option	AST Capital Growth Asset Allocation Portfolio
Spousal Highest Daily Lifetime 7 Plus with Beneficiary Income Option	AST ClearBridge Dividend Growth Portfolio
Highest Daily Lifetime 7 Plus with Lifetime Income Accelerator	AST Cohen & Steers Global Realty Portfolio
Highest Daily Lifetime 6 Plus	AST Cohen & Steers Realty Portfolio
Highest Daily Lifetime 6 Plus with Lifetime Income Accelerator	AST Fidelity Institutional AM® Quantitative Portfolio
Spousal Highest Daily Lifetime 6 Plus	AST Goldman Sachs Multi-Asset Portfolio
GRO Plus II	AST Goldman Sachs Small-Cap Value Portfolio
Highest Daily GRO II	AST Government Money Market Portfolio
AST High Yield Portfolio
AST Hotchkis & Wiley Large-Cap Value Portfolio
AST International Growth Portfolio
AST International Value Portfolio
AST J.P. Morgan Global Thematic Portfolio
AST J.P. Morgan International Equity Portfolio
AST J.P. Morgan Strategic Opportunities Portfolio
AST Jennison Large-Cap Growth Portfolio
AST Loomis Sayles Large-Cap Growth Portfolio
AST MFS Global Equity Portfolio
AST MFS Growth Allocation Portfolio
AST MFS Growth Portfolio
AST MFS Large-Cap Value Portfolio
AST Mid-Cap Growth Portfolio
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
AST Parametric Emerging Markets Equity Portfolio
AST Preservation Asset Allocation Portfolio
AST Prudential Core Bond Portfolio
AST Prudential Growth Allocation Portfolio
AST QMA US Equity Alpha Portfolio
AST Small-Cap Growth Portfolio
AST Small-Cap Growth Opportunities Portfolio
AST Small-Cap Value Portfolio
AST T. Rowe Price Asset Allocation Portfolio
AST T. Rowe Price Large-Cap Growth Portfolio
AST T. Rowe Price Large-Cap Value Portfolio
AST T. Rowe Price Natural Resources Portfolio
AST Templeton Global Bond Portfolio
AST WEDGE Capital Mid-Cap Value Portfolio
AST Wellington Management Hedged Equity Portfolio
AST Western Asset Core Plus Bond Portfolio

The following additional Portfolios are available subject to certain restrictions:

ProFund VP**
Consumer Goods
Consumer Services
Financials
Health Care
Industrials
Large-Cap Growth
Large-Cap Value
Mid-Cap Growth
Mid-Cap Value
Real Estate
Small-Cap Growth
Small-Cap Value
Telecommunications
Utilities

*	Detailed Information regarding these optional benefits can be found in the “Living Benefits” and “Death Benefit” sections of this Prospectus.

**	For ASAP III, XT6, and ASL II Annuities issued beginning on May 26, 2008, we limit the Owner’s ability to invest in the ProFund VP Portfolios. Specifically:

▪
We will not permit those who acquire an ASAP III, XT6, or ASL II Annuity on or after May 26, 2008 (including beneficiaries who acquire such an Annuity under the Beneficiary Continuation Option) to invest in any ProFund VP Portfolio; and

▪	Those who acquired an ASAP III, XT6, or ASL II Annuity prior to May 26, 2008 may invest in any ProFund VP Portfolio without being subject to the above restrictions; and

▪
Those who currently hold an APEX II Annuity, or who acquired an APEX II Annuity after May 26, 2008, may invest in any ProFund VP Portfolio (except that beneficiaries who acquire an APEX II Annuity on or after May 26, 2008 under the Beneficiary Continuation Option may not invest in any ProFund VP Portfolio).

Certain optional living benefits employ a predetermined formula, under which Account Value is transferred between your chosen Sub-accounts and a bond Sub-account (or between two bond Sub-accounts).  For example, with a Highest Daily Lifetime benefit, Account Value may be transferred between your selected Sub-accounts and the AST Investment Grade Bond Sub-account; or with a GRO benefit, Account Value may be transferred between your selected Sub-accounts and an AST Bond Sub-Account with a target maturity date (or among AST Bond Sub-accounts with different target maturity dates).
Whether or not you elected an optional benefit subject to a predetermined mathematical formula, you should be aware that the operation of the formula may result in large scale asset flows into and out of the Sub accounts. These asset flows could adversely impact the Portfolios, including their risk profile, expenses and performance. These asset flows impact not only the Permitted Sub-accounts used with the benefits but also the other Sub-accounts, because the Portfolios may be used as investments in Portfolios that are structured as funds-of-funds and made available as Permitted Sub-accounts. Because transfers among the Sub-accounts can be frequent and the amount transferred can vary from day to day, any of the Portfolios could experience the following effects, among others:

(a)
a Portfolio’s investment performance could be adversely affected by requiring a subadvisor to purchase and sell securities at inopportune times or by otherwise limiting the subadvisor’s ability to fully implement the Portfolio’s investment strategy;

(b)
the subadvisor may be required to hold a larger portion of assets in highly liquid securities than it otherwise would hold, which could adversely affect performance if the highly liquid securities underperform other securities (e.g., equities or longer duration bonds) that otherwise would have been held;

(c)
a Portfolio may experience higher turnover and asset flows than it would have experienced without the formulas, which could result in higher transaction costs and asset flows for the Portfolio compared to other similar funds

(d)	a Portfolio may have low asset levels and high operating expense ratios (including the possibility that all assets may be transferred out of the Portfolio).
The asset flows caused by the formulas may affect Owners in differing ways. In particular, because the formula is calculated on an individual basis for each contract, on any particular day, some Owners’ Account Value may be transferred to a particular Sub-account and other Owners’ Account Value may not be transferred. To the extent that there is a large transfer of Account Value on a given trading day to a particular Sub-account, and your Account Value is not so transferred, it is possible that the investment performance of the Sub-accounts in which your Account Value remains invested will be negatively affected.
The efficient operation of the asset flows caused by a formula depends on active and liquid markets. If market liquidity is strained, the asset flows may not operate as intended. For example, it is possible that illiquid markets or other market stress could cause delays in the transfer of cash from one Portfolio to another Portfolio, which in turn could adversely impact performance.
Please consult the prospectus for the applicable Portfolio for additional information about these effects.
The following table contains limited information about the portfolios. Before selecting an Investment Option, you should carefully review the summary prospectuses and/or prospectuses for the portfolios, which contain details about the investment objectives, policies, risks, costs and management of the portfolios. You can obtain the summary prospectuses and prospectuses for the portfolios by calling 1-888-PRU-2888 or at www.prudentialannuities.com.

PORTFOLIO NAME	INVESTMENT OBJECTIVE(S)	PORTFOLIO ADVISER/SUBADVISER(S)
Access VP High Yield Fund	Seeks to provide investment results that correspond generally to the total return of the high yield market consistent with maintaining reasonable liquidity.	ProFund Advisors LLC
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) – Invesco V.I. Diversified Dividend Fund – Series I shares	Seeks to provide reasonable current income and long-term growth of income and capital.	Invesco Advisers, Inc.
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) – Invesco V.I. Health Care Fund – Series I shares (formerly Invesco V.I. Global Health Care Fund – Series I shares)	Seeks long-term growth of capital.	Invesco Advisers, Inc.
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) – Invesco V.I. Mid Cap Growth Fund – Series I shares	Seeks capital growth.	Invesco Advisers, Inc.
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) – Invesco V.I. Technology Fund – Series I shares	Seeks long-term growth of capital.	Invesco Advisers, Inc.
AST Academic Strategies Asset Allocation Portfolio	Seeks long-term capital appreciation.
AlphaSimplex Group, LLC
AQR Capital Management, LLC
CoreCommodity Management, LLC
First Quadrant, L.P.
Jennison Associates LLC
Morgan Stanley Investment Management Inc.
Pacific Investment Management Company, LLC
PGIM Investments LLC
QMA LLC
Western Asset Management Company, LLC
Western Asset Management Company Limited

AST Advanced Strategies Portfolio
Seeks a high level of absolute return by using traditional and non-traditional investment strategies and by investing in domestic and foreign equity and fixed income securities, derivative instruments and other investment companies.

Brown Advisory, LLC
Loomis, Sayles & Company, L.P.
LSV Asset Management
Pacific Investment Management Company, LLC
PGIM Fixed Income
PGIM Investments LLC
QMA LLC
T. Rowe Price Associates, Inc.
William Blair Investment Management, LLC

AST AllianzGI World Trends Portfolio (formerly AST RCM World Trends Portfolio)	Seeks to obtain the highest potential total return consistent with its specified level of risk tolerance.	Allianz Global Investors U.S. LLC
AST AQR Emerging Markets Equity Portfolio	Seeks long-term capital appreciation.	AQR Capital Management, LLC
AST AQR Large-Cap Portfolio	Seeks long-term capital appreciation.	AQR Capital Management, LLC
AST Balanced Asset Allocation Portfolio	Seeks to obtain the highest potential total return consistent with its specified level of risk tolerance.	PGIM Investments LLC QMA LLC
AST BlackRock Global Strategies Portfolio	Seeks a high total return consistent with a moderate level of risk.	BlackRock Financial Management, Inc. BlackRock International Limited
AST BlackRock Low Duration Bond Portfolio	Seeks to maximize total return, consistent with income generation and prudent investment management.	BlackRock Financial Management, Inc.
AST BlackRock/Loomis Sayles Bond Portfolio	Seeks to maximize total return, consistent with preservation of capital and prudent investment management.	BlackRock Financial Management, Inc. BlackRock International Limited BlackRock (Singapore) Limited Loomis, Sayles & Company, L.P.
AST Bond Portfolio 2019	Seeks the highest total return for a specific period of time, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.	PGIM Fixed Income
AST Bond Portfolio 2020	Seeks the highest total return for a specific period of time, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.	PGIM Fixed Income
AST Bond Portfolio 2021	Seeks the highest total return for a specific period of time, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.	PGIM Fixed Income

PORTFOLIO NAME	INVESTMENT OBJECTIVE(S)	PORTFOLIO ADVISER/SUBADVISER(S)
AST Bond Portfolio 2022	Seeks the highest total return for a specific period of time, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.	PGIM Fixed Income
AST Bond Portfolio 2023	Seeks the highest total return for a specific period of time, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.	PGIM Fixed Income
AST Bond Portfolio 2024	Seeks the highest total return for a specific period of time, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.	PGIM Fixed Income
AST Bond Portfolio 2025	Seeks the highest total return for a specific period of time, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.	PGIM Fixed Income
AST Bond Portfolio 2026	Seeks the highest total return for a specific period of time, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.	PGIM Fixed Income
AST Bond Portfolio 2027	Seeks the highest total return for a specific period of time, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.	PGIM Fixed Income
AST Bond Portfolio 2028	Seeks the highest total return for a specific period of time, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.	PGIM Fixed Income
AST Bond Portfolio 2029	Seeks the highest total return for a specific period of time, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.	PGIM Fixed Income
AST Bond Portfolio 2030	Seeks the highest total return for a specific period of time, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.	PGIM Fixed Income
AST Capital Growth Asset Allocation Portfolio	Seeks to obtain the highest potential total return consistent with its specified level of risk tolerance.	PGIM Investments LLC QMA LLC
AST ClearBridge Dividend Growth Portfolio	Seeks income, capital preservation, and capital appreciation.	ClearBridge Investments, LLC
AST Cohen & Steers Global Realty Portfolio (formerly AST Global Real Estate Portfolio)	Seeks capital appreciation and income.	Cohen & Steers Asia Limited Cohen & Steers Capital Management, Inc. Cohen & Steers UK Limited
AST Cohen & Steers Realty Portfolio	Seeks to maximize total return through investment in real estate securities.	Cohen & Steers Capital Management, Inc.
AST Fidelity Institutional AM® Quantitative Portfolio	Seeks long-term capital growth balanced by current income.	FIAM LLC
AST Goldman Sachs Multi-Asset Portfolio	Seeks to obtain a high level of total return consistent with its level of risk tolerance.	Goldman Sachs Asset Management, L.P.
AST Goldman Sachs Small-Cap Value Portfolio	Seeks long-term capital appreciation.	Goldman Sachs Asset Management, L.P.
AST Government Money Market Portfolio	Seeks high current income and maintain high levels of liquidity.	PGIM Fixed Income
AST High Yield Portfolio	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	J.P. Morgan Investment Management, Inc. PGIM Fixed Income
AST Hotchkis & Wiley Large-Cap Value Portfolio	Seeks current income and long-term growth of income, as well as capital appreciation.	Hotchkis & Wiley Capital Management, LLC
AST International Growth Portfolio	Seeks long-term capital growth.	Jennison Associates LLC Neuberger Berman Investment Advisers LLC William Blair Investment Management, LLC
AST International Value Portfolio	Seeks capital growth.	Lazard Asset Management LLC LSV Asset Management
AST Investment Grade Bond Portfolio	Seeks to maximize total return, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.	PGIM Fixed Income
AST J.P. Morgan Global Thematic Portfolio	Seeks capital appreciation consistent with its specified level of risk tolerance.	J.P. Morgan Investment Management, Inc.
AST J.P. Morgan International Equity Portfolio	Seeks capital growth.	J.P. Morgan Investment Management, Inc.

PORTFOLIO NAME	INVESTMENT OBJECTIVE(S)	PORTFOLIO ADVISER/SUBADVISER(S)
AST J.P. Morgan Strategic Opportunities Portfolio	Seeks to maximize return compared to the benchmark through security selection and tactical asset allocation.	J.P. Morgan Investment Management, Inc.
AST Jennison Large-Cap Growth Portfolio	Seeks long-term growth of capital.	Jennison Associates LLC
AST Loomis Sayles Large-Cap Growth Portfolio	Seeks capital growth. Income realization is not an investment objective and any income realized on the Portfolio’s investments, therefore, will be incidental to the Portfolio’s objective.	Loomis, Sayles & Company, L.P.
AST MFS Global Equity Portfolio	Seeks capital growth.	Massachusetts Financial Services Company
AST MFS Growth Allocation Portfolio (formerly AST New Discovery Asset Allocation Portfolio)	Seeks total return.	Massachusetts Financial Services Company
AST MFS Growth Portfolio	Seeks long-term capital growth and future, rather than current income.	Massachusetts Financial Services Company
AST MFS Large-Cap Value Portfolio	Seeks capital appreciation.	Massachusetts Financial Services Company
AST Mid-Cap Growth Portfolio (formerly AST Goldman Sachs Mid-Cap Growth Portfolio)	Seeks long-term growth of capital.	Massachusetts Financial Services Company Victory Capital Management Inc.
AST Neuberger Berman/LSV Mid-Cap Value Portfolio	Seeks capital growth.	LSV Asset Management Neuberger Berman Investment Advisers LLC
AST Parametric Emerging Markets Equity Portfolio	Seeks long-term capital appreciation.	Parametric Portfolio Associates LLC
AST Preservation Asset Allocation Portfolio	Seeks to obtain the highest potential total return consistent with its specified level of risk tolerance.	PGIM Investments LLC QMA LLC
AST Prudential Core Bond Portfolio	Seeks to maximize total return consistent with the long-term preservation of capital.	PGIM Fixed Income
AST Prudential Growth Allocation Portfolio	Seeks total return.	PGIM Fixed Income QMA LLC
AST QMA Large-Cap Portfolio	Seeks long-term capital appreciation.	QMA LLC
AST QMA US Equity Alpha Portfolio	Seeks long term capital appreciation.	QMA LLC
AST Quantitative Modeling Portfolio	Seeks a high potential return while attempting to mitigate downside risk during adverse market cycles.	PGIM Investments LLC QMA LLC
AST Small-Cap Growth Opportunities Portfolio	Seeks capital growth.	Victory Capital Management Inc. Wellington Management Company, LLP
AST Small-Cap Growth Portfolio	Seeks long-term capital growth.	Emerald Mutual Fund Advisers Trust UBS Asset Management (Americas) Inc.
AST Small-Cap Value Portfolio	Seeks to provide long-term capital growth by investing primarily in small-capitalization stocks that appear to be undervalued.	J.P. Morgan Investment Management, Inc. LMCG Investments, LLC
AST T. Rowe Price Asset Allocation Portfolio	Seeks a high level of total return by investing primarily in a diversified portfolio of equity and fixed income securities.	T. Rowe Price Associates, Inc.
AST T. Rowe Price Large-Cap Growth Portfolio
Seeks long-term growth of capital by investing predominantly in the equity securities of a limited number of large, carefully selected, high-quality U.S. companies that are judged likely to achieve superior earnings growth.
T. Rowe Price Associates, Inc.
AST T. Rowe Price Large-Cap Value Portfolio	Seeks maximum growth of capital by investing primarily in the value stocks of larger companies.	T. Rowe Price Associates, Inc.
AST T. Rowe Price Natural Resources Portfolio
Seeks long-term capital growth primarily through the investment in common stocks of companies that own or develop natural resources (such as energy products, precious metals and forest products) and other basic commodities.
T. Rowe Price Associates, Inc.
AST Templeton Global Bond Portfolio	Seeks to provide current income with capital appreciation and growth of income.	Franklin Advisers, Inc.
AST WEDGE Capital Mid-Cap Value Portfolio	Seeks to provide capital growth by investing primarily in mid-capitalization stocks that appear to be undervalued.	WEDGE Capital Management LLP
AST Wellington Management Hedged Equity Portfolio
Seeks to outperform a mix of 50% Russell 3000 Index, 20% MSCI Europe, Australasia and the Far East (EAFE) Index, and 30% Bank of America Merrill Lynch Three-Month US Treasury Bill Index over a full market cycle by preserving capital in adverse markets utilizing an options strategy while maintaining equity exposure to benefit from up markets through investments in the Portfolio’s subadviser’s equity investment strategies.
Wellington Management Company LLP
AST Western Asset Core Plus Bond Portfolio	Seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain the average duration specified for the Portfolio.	Western Asset Management Company, LLC Western Asset Management Company Limited
AST Western Asset Emerging Markets Debt Portfolio	Seeks to maximize total return.	Western Asset Management Company, LLC Western Asset Management Company Limited

PORTFOLIO NAME	INVESTMENT OBJECTIVE(S)	PORTFOLIO ADVISER/SUBADVISER(S)
NVIT Emerging Markets Fund – Class D	Seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.	Nationwide Fund Advisors/Lazard Asset Management LLC and Standard Life Investments (Corporate Funds) Limited
ProFund VP Asia 30	Seeks investment results, before fees and expenses that correspond to the performance of the ProFunds Asia 30 Index.	ProFund Advisors LLC
ProFund VP Banks	Seeks investment results, before fees and expenses that correspond to the performance of the Dow Jones U.S. BanksSM Index.	ProFund Advisors LLC
ProFund VP Basic Materials	Seeks investment results, before fees and expenses that correspond to the performance of the Dow Jones U.S. Basic MaterialsSM Index.	ProFund Advisors LLC
ProFund VP Bear	Seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P 500®.	ProFund Advisors LLC
ProFund VP Biotechnology	Seeks investment results, before fees and expenses that correspond to the performance of the Dow Jones U.S. BiotechnologySM Index.	ProFund Advisors LLC
ProFund VP Bull	Seeks investment results, before fees and expenses that correspond to the performance of the S&P 500®.	ProFund Advisors LLC
ProFund VP Consumer Goods	Seeks investment results, before fees and expenses,that correspond to the performance of the Dow Jones U.S. Consumer GoodsSM Index.	ProFund Advisors LLC
ProFund VP Consumer Services	Seeks investment results, before fees and expenses that correspond to the performance of the Dow Jones U.S. Consumer ServicesSM Index.	ProFund Advisors LLC
ProFund VP Europe 30	Seeks investment results, before fees and expenses that correspond to the performance of the ProFunds Europe 30 Index.	ProFund Advisors LLC
ProFund VP Financials	Seeks investment results, before fees and expenses that correspond to the performance of the Dow Jones U.S. FinancialsSM Index.	ProFund Advisors LLC
ProFund VP Health Care	Seeks investment results, before fees and expenses that correspond to the performance of the Dow Jones U.S. Health CareSM Index.	ProFund Advisors LLC
ProFund VP Industrials	Seeks investment results, before fees and expenses that correspond to the performance of the Dow Jones U.S. IndustrialsSM Index.	ProFund Advisors LLC
ProFund VP Internet	Seeks investment results, before fees and expenses that correspond to the performance of the Dow Jones InternetSM CompositeSM Index.	ProFund Advisors LLC
ProFund VP Japan	Seeks investment results, before fees and expenses, that correspond to the performance of the Nikkei 225 Stock Average.	ProFund Advisors LLC
ProFund VP Large-Cap Growth	Seeks investment results, before fees and expenses that correspond to the performance of the S&P 500® Growth Index.	ProFund Advisors LLC
ProFund VP Large-Cap Value	Seeks investment results, before fees and expenses that correspond to the performance of the S&P 500® Value Index.	ProFund Advisors LLC
ProFund VP Mid-Cap Growth	Seeks investment results, before fees and expenses that correspond to the performance of the S&P MidCap 400® Growth Index.	ProFund Advisors LLC
ProFund VP Mid-Cap Value	Seeks investment results, before fees and expenses that correspond to the performance of the S&P MidCap 400® Value Index.	ProFund Advisors LLC
ProFund VP NASDAQ-100	Seeks investment results, before fees and expenses that correspond to the performance of the NASDAQ-100® Index.	ProFund Advisors LLC
ProFund VP Oil & Gas	Seeks investment results, before fees and expenses that correspond to the performance of the Dow Jones U.S. Oil & Gas℠ Index.	ProFund Advisors LLC
ProFund VP Pharmaceuticals	Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Select PharmaceuticalsSM Index.	ProFund Advisors LLC
ProFund VP Precious Metals	Seeks investment results, before fees and expenses that correspond to the performance of the Dow Jones Precious MetalsSM Index.	ProFund Advisors LLC

PORTFOLIO NAME	INVESTMENT OBJECTIVE(S)	PORTFOLIO ADVISER/SUBADVISER(S)
ProFund VP Real Estate	Seeks investment results, before fees and expenses that correspond to the performance of the Dow Jones U.S. Real EstateSM Index.	ProFund Advisors LLC
ProFund VP Rising Rates Opportunity
Seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times the inverse (-1.25x) of the daily price movement of the most recently issued 30-year U.S. Treasury Bond.
ProFund Advisors LLC
ProFund VP Semiconductor	Seeks investment results, before fees and expenses that correspond to the performance of the Dow Jones U.S. Semiconductors Index℠ .	ProFund Advisors LLC
ProFund VP Short Mid-Cap	Seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P MidCap 400®.	ProFund Advisors LLC
ProFund VP Short NASDAQ-100	Seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the NASDAQ-100® Index.	ProFund Advisors LLC
ProFund VP Short Small-Cap	Seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Russell 2000® Index.	ProFund Advisors LLC
ProFund VP Small-Cap Growth	Seeks investment results, before fees and expenses that correspond to the performance of the S&P SmallCap 600® Growth Index®.	ProFund Advisors LLC
ProFund VP Small-Cap Value	Seeks investment results, before fees and expenses that correspond to the performance of the S&P SmallCap 600® Value Index.	ProFund Advisors LLC
ProFund VP Technology	Seeks investment results, before fees and expenses that correspond to the performance of the Dow Jones U.S. TechnologySM Index.	ProFund Advisors LLC
ProFund VP Telecommunications	Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Select TelecommunicationsSM Index.	ProFund Advisors LLC
ProFund VP U.S. Government Plus	Seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (1.25x) the daily movement of the most recently issued 30-year U.S. Treasury bond.	ProFund Advisors LLC
ProFund VP UltraBull	Seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P 500®.	ProFund Advisors LLC
ProFund VP UltraMid-Cap	Seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P MidCap 400®.	ProFund Advisors LLC
ProFund VP UltraNASDAQ-100	Seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the NASDAQ-100® Index.	ProFund Advisors LLC
ProFund VP UltraSmall-Cap	Seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Russell 2000® Index.	ProFund Advisors LLC
ProFund VP Utilities	Seeks investment results, before fees and expenses that correspond to the performance of the Dow Jones U.S. UtilitiesSM Index.	ProFund Advisors LLC
PSF SP International Growth Portfolio – Class I	Seeks long-term growth of capital.	Jennison Associates LLC Neuberger Berman Investment Advisers LLC William Blair Investment Management, LLC
Wells Fargo VT International Equity Fund – Class 1	Seeks long-term capital appreciation.	Wells Fargo Funds Management, LLC, advisor; Wells Capital Management Incorporated, subadvisor
Wells Fargo VT Omega Growth Fund – Class 1	Seeks long-term capital appreciation.	Wells Fargo Funds Management, LLC, advisor; Wells Capital Management Incorporated, subadvisor
Wells Fargo VT Small Cap Growth Fund - Class 1	Seeks long-term capital appreciation.	Wells Fargo Funds Management, LLC, advisor; Wells Capital Management Incorporated, subadvisor
FIAM LLC is a business unit of FMR LLC (also known as Fidelity Investments).
Fidelity Institutional AM is a registered service mark of FMR LLC. Used with permission.
Dow Jones has no relationship to the ProFunds VP, other than the licensing of the Dow Jones sector indices and its service marks for use in connection with the ProFunds VP. The ProFunds VP are not sponsored, endorsed, sold, or promoted by Standard & Poor's or NASDAQ, and neither Standard & Poor's nor NASDAQ makes any representations regarding the advisability of investing in the ProFunds VP.
PGIM Fixed Income is a business unit of PGIM, Inc.
PGIM Real Estate is a business unit of PGIM, Inc.
PGIM Investments LLC manages each of the portfolios of the Advanced Series Trust (AST).  AST Investment Services, Inc. serves as co-manager, along with PGIM Investments LLC, to many of the portfolios of AST.
PGIM Investments LLC manages each of the portfolios of the Prudential Series Fund (PSF).

QMA LLC formerly known as Quantitative Management Associates LLC.
WHAT ARE THE FIXED ALLOCATIONS?
The Fixed Allocations consist of the MVA Fixed Allocations, the DCA Fixed Rate Options used with our 6 or 12 Month Dollar Cost Averaging Program (“6 or 12 Month DCA Program”), the Fixed Allocations used with our dollar-cost averaging program, and (with respect to Highest Daily Lifetime Five only), and the Benefit Fixed Rate Account. We describe the Benefit Fixed Rate Account in the section of the Prospectus concerning Highest Daily Lifetime Five. We describe the Fixed Allocations used with our dollar cost averaging program outside of the 6 or 12 Month DCA Program in the section entitled “Do You Offer Dollar Cost Averaging?” We no longer offer our 6 or 12 Month DCA Program.
MVA Fixed Allocations. We offer MVA Fixed Allocations of different durations during the accumulation period. These “MVA Fixed Allocations” earn a guaranteed fixed rate of interest as long as you remain invested for a specified period of time, called the “Guarantee Period.” In most states, we offer MVA Fixed Allocations with Guarantee Periods from 1 to 10 years. We may also offer special purpose MVA Fixed Allocations for use with certain optional investment programs. We guarantee the fixed rate as long as you remain invested for the entire Guarantee Period. However, for MVA Fixed Allocations, if you withdraw or transfer Account Value before the end of the Guarantee Period, we will adjust the value of your withdrawal or transfer based on a formula, called a “Market Value Adjustment.” The Market Value Adjustment can either be positive or negative, depending on the movement of applicable interest rates. Please refer to the section entitled “How does the Market Value Adjustment Work?” for a description of the formula along with examples of how it is calculated. You may allocate Account Value to more than one MVA Fixed Allocation at a time.
MVA Fixed Allocations are not available in Washington, Nevada, North Dakota, Maryland and Vermont. Availability of MVA Fixed Allocations is subject to change and may differ by state and by the annuity product you purchase. Please call Prudential Annuities at 1-888-PRU-2888 to determine availability of MVA Fixed Allocations in your state and for your annuity product. You may not allocate Account Value to MVA Fixed Allocations if you have elected the following Optional Benefits: Lifetime Five Income Benefit, Spousal Lifetime Five Income Benefit, Highest Daily Lifetime Five Income Benefit, Highest Daily Lifetime Seven Income Benefit, Spousal Highest Daily Lifetime Seven Income Benefit, Highest Daily Value Death Benefit, Highest Daily Lifetime Seven with Beneficiary Income Option, Spousal Highest Daily Lifetime Seven with Beneficiary Income Option, Highest Daily Lifetime Seven with Lifetime Income Accelerator, GRO, GRO Plus, GRO Plus 2008, Highest Daily GRO, Highest Daily GRO II, GRO Plus II, Highest Daily Lifetime 7 Plus Income Benefit, Spousal Highest Daily Lifetime 7 Plus, Highest Daily Lifetime 7 Plus with Beneficiary Income Option, Spousal Highest Daily Lifetime 7 Plus with Beneficiary Income Option, Highest Daily Lifetime 7 Plus with Lifetime Income Accelerator, Highest Daily Lifetime 6 Plus, Highest Daily Lifetime 6 Plus with Lifetime Income Accelerator, and Spousal Highest Daily Lifetime 6 Plus. The interest rate that we credit to the MVA Fixed Allocations may be reduced by an amount that corresponds to the asset-based charges assessed against the Sub-accounts.
No specific fees or expenses are deducted when determining the rate we credit to an MVA Fixed Allocation. However, for some of the same reasons that we deduct the Insurance Charge against Account Value allocated to the Sub-accounts, we also take into consideration mortality, expense, administration, profit and other factors in determining the interest rates we credit to MVA Fixed Allocations, and therefore, we credit lower interest rates due to the existence of these factors than we otherwise would. Any CDSC or Tax Charge applies to amounts that are taken from the Sub-accounts or the MVA Fixed Allocations.
DCA Fixed Rate Options. In addition to Fixed Allocations that are subject to a Market Value Adjustment, we offer DCA Fixed Rate Options that are used with our 6 or 12 Month Dollar Cost Averaging Program (“6 or 12 Month DCA Program”), and are not subject to any MVA. Account Value allocated to the DCA Fixed Rate Options earns the declared rate of interest while it is transferred over a 6 month or 12 month period into the Sub-accounts that you have designated. Because the interest we credit is applied against a balance that declines as transfers are made periodically to the Sub-accounts, you do not earn interest on the full amount that you allocated initially to the DCA Fixed Rate Options. A dollar cost averaging program does not assure a profit, or protect against a loss. We no longer offer our 6 or 12 Month DCA Program.

FEES AND CHARGES
The charges under each Annuity are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under each Annuity. They are also designed, in the aggregate, to compensate us for the risks of loss we assume. If, as we expect, the charges that we collect from the Annuities exceed our total costs in connection with the Annuities, we will earn a profit. Otherwise we will incur a loss. For example, Prudential Annuities may make a profit on the Insurance Charge if, over time, the actual costs of providing the guaranteed insurance obligations under an Annuity are less than the amount we deduct for the Insurance Charge. To the extent we make a profit on the Insurance Charge, such profit may be used for any other corporate purpose, including payment of other expenses that Prudential Annuities incurs in promoting, distributing, issuing and administering an Annuity and, in the case of XT6, ASAP III and APEX II to offset a portion of the costs associated with offering any Credits which are funded through Prudential Annuities’ general account.
The rates of certain of our charges have been set with reference to estimates of the amount of specific types of expenses or risks that we will incur. In most cases, this prospectus identifies such expenses or risks in the name of the charge; however, the fact that any charge bears the name of, or is designed primarily to defray a particular expense or risk does not mean that the amount we collect from that charge will never be more than the amount of such expense or risk, nor does it mean that we may not also be compensated for such expense or risk out of any other charges we are permitted to deduct by the terms of the Annuity. A portion of the proceeds that Prudential Annuities receives from charges that apply to the Sub-accounts may include amounts based on market appreciation of the Sub-account values including, for ASAP III, XT6 and APEX II, appreciation on amounts that represent any Credits.
WHAT ARE THE CONTRACT FEES AND CHARGES?
Contingent Deferred Sales Charge (“CDSC”): We do not deduct a sales charge from purchase payments you make to your Annuity. However, we may deduct a CDSC if you surrender your Annuity or when you make a partial withdrawal. The CDSC reimburses us for expenses related to sales and distribution of the Annuity, including commissions, marketing materials and other promotional expenses. The CDSC is calculated as a percentage of your Purchase Payment being surrendered or withdrawn during the applicable Annuity Year. For purposes of calculating the CDSC, we consider the year following the Issue Date of your Annuity as Year 1. The amount of the CDSC decreases over time, measured from the Issue Date of the Annuity. The CDSC percentages for ASAP III, APEX II and XT6 are shown under “Summary of Contract Fees and Charges”. No CDSC is deducted from ASL II Annuities. If you purchase XT6 and make a withdrawal that is subject to a CDSC, we may use part of that CDSC to recoup our costs of providing the Credit. However, we do not impose any CDSC on your withdrawal of a Credit amount.
With respect to a partial withdrawal, we calculate the CDSC by assuming that any available free withdrawal amount is taken out first (see “How Much Can I Withdraw as a Free Withdrawal?”). If the free withdrawal amount is not sufficient, we then assume that withdrawals are taken from purchase payments that have not been previously withdrawn, on a first-in, first-out basis, and subsequently from any other Account Value in the Annuity.
For purposes of calculating any applicable CDSC on a surrender, the purchase payments being withdrawn may be greater than your remaining Account Value or the amount of your withdrawal request. This is most likely to occur if you have made prior partial withdrawals or if your Account Value has declined in value due to negative Sub-account performance. In that scenario, we would determine the CDSC amount as the applicable percentage of the purchase payments being withdrawn, rather than as a percentage of the remaining Account Value or withdrawal request. Thus, the CDSC would be greater than if it were calculated as a percentage of remaining Account Value or withdrawal amount.
We may waive any applicable CDSC under certain circumstances including certain medically-related circumstances or when taking a Minimum Distribution from an Annuity purchased as a “qualified” investment. Free Withdrawals, Medically-Related Surrenders and Minimum Distributions are each explained more fully in the section entitled “Access to Your Account Value”.
Transfer Fee: Currently, you may make 20 free transfers between investment options each Annuity Year. We currently charge $10.00 for each transfer after the 20th in each Annuity Year. The fee will never be more than $15.00 for each transfer. We do not consider transfers made as part of a Dollar Cost Averaging, Automatic Rebalancing or asset allocation program when we count the twenty free transfers. All transfers made on the same day will be treated as one (1) transfer. Renewals or transfers of Account Value from a Fixed Allocation at the end of its Guarantee Period are not subject to the Transfer Fee and are not counted toward the twenty free transfers. Similarly, transfers made under our 6 or 12 Month Dollar Cost Averaging Program (“6 or 12 Month DCA Program”) and transfers made pursuant to a formula used with an optional benefit are not subject to the Transfer Fee and are not counted toward the 20 free transfers. We may reduce the number of free transfers allowable each Annuity Year (subject to a minimum of eight) without charging a Transfer Fee unless you make use of electronic means to transmit your transfer requests. We may eliminate the Transfer Fee for transfer requests transmitted electronically or through other means that reduce our processing costs. If you are enrolled in any program that does not permit transfer requests to be transmitted electronically, the Transfer Fee will not be waived.
Annual Maintenance Fee: During the accumulation period we deduct an Annual Maintenance Fee. The Annual Maintenance Fee is $35.00 or 2% of your Account Value (including any amount in Fixed Allocations), whichever is less. This fee will be deducted annually on the anniversary of the Issue Date of your Annuity or, if you surrender your Annuity during the Annuity Year, the fee is deducted at the time of surrender. The fee is taken out only from the Sub-accounts. With respect to ASAP III, APEX II and ASL II, currently, the Annual Maintenance Fee is only deducted if your Account Value is less than $100,000 on the anniversary of the Issue Date or at the time of surrender. With respect to XT6, we deduct the Annual Maintenance Fee regardless of Account Value. We do not impose the Annual Maintenance Fee upon annuitization, the payment of a Death Benefit, or a Medically-Related Surrender. We may increase the Annual Maintenance Fee. However, any increase will only apply to Annuities issued after the date of the increase. For beneficiaries that elect the Beneficiary Continuation Option, the Annual Maintenance Fee is the lesser of $30 or 2% of Account Value. For a Beneficiary Continuation Option, the fee is only applicable if the Account Value is less than $25,000 at the time the fee is assessed.

Tax Charge: Several states and some municipalities charge premium taxes or similar taxes on annuities that we are required to pay. The amount of tax will vary from jurisdiction to jurisdiction and is subject to change. We pay the tax either when purchase payments are received, upon surrender or when the Account Value is applied under an annuity option. The Tax Charge is designed to approximate the taxes that we are required to pay and is assessed as a percentage of purchase payments, surrender value, or Account Value as applicable. The Tax Charge currently ranges up to 3  1/2%. We reserve the right to deduct the charge either at the time the tax is imposed, upon a full surrender of the Annuity, or upon annuitization. We may assess a charge against the Sub-accounts and the Fixed Allocations equal to any taxes which may be imposed upon the separate accounts.
We will pay company income taxes on the taxable corporate earnings created by this Annuity. While we may consider company income taxes when pricing our products, we do not currently include such income taxes in the Tax Charge you pay under the Annuity. We will periodically review the issue of charging for these taxes and may impose a charge in the future. We reserve the right to impose a charge for federal income taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Separate Account.
In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets, which are treated as company assets under applicable income tax law. These benefits reduce our overall corporate income tax liability. Under current law, such benefits may include foreign tax credits and corporate dividends received deductions. We do not pass these tax benefits through to holders of the separate account annuity contracts because (i) the contract owners are not the owners of the assets generating these benefits under applicable income tax law and (ii) we do not currently include company income taxes in the Tax Charge you pay under the contract. We reserve the right to change these tax practices.
Insurance Charge: We deduct an Insurance Charge daily. The charge is assessed against the daily assets allocated to the Sub-accounts and is equal to the amount indicated under “Summary of Contract Fees and Charges”. The Insurance Charge is the combination of the Mortality & Expense Risk Charge and the Administration Charge. The Insurance Charge is intended to compensate Prudential Annuities for providing the insurance benefits under each Annuity, including each Annuity’s basic Death Benefit that may provide guaranteed benefits to your beneficiaries even if the Sub-account declines and the risk that persons we guarantee annuity payments to will live longer than our assumptions. The charge also compensates us for administrative costs associated with providing the Annuity benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees as well as various related expenses. Finally, the charge compensates us for the risk that our assumptions about the mortality risks and expenses under each Annuity are incorrect and that we have agreed not to increase these charges over time despite our actual costs. We may increase the portion of the total Insurance Charge that is deducted for administrative costs; however, any increase will only apply to Annuities issued after the date of the increase.
The Insurance Charge is not deducted against assets allocated to a Fixed Allocation. However, for some of the same reasons that we deduct the Insurance Charge against Account Value allocated to the Sub-accounts, we also take into consideration mortality, expense, administration, profit and other factors in determining the interest rates we credit to Fixed Allocations or the DCA Fixed Rate Option, and therefore, we credit lower interest rates due to the existence of these factors than we otherwise would.
Distribution Charge: For ASAP III and XT6, we deduct a Distribution Charge daily. The charge is assessed against the average assets allocated to the Sub-accounts and is equal to the amount indicated under “Summary of Contract Fees and Charges” on an annual basis. The Distribution Charge is intended to compensate us for a portion of our acquisition expenses under the Annuity, including promotion and distribution of the Annuity and, with respect to XT6, the costs associated with offering Credits which are funded through Prudential Annuities general account. The Distribution Charge is deducted against your Annuity’s Account Value and any increases or decreases in your Account Value based on market fluctuations of the Sub-accounts will affect the charge. Please refer to the section entitled “Valuing Your Investment” for more information about how the units are impacted when the Distribution Charge decreases to 0.00%.
Charges for Optional Benefits: If you elect to purchase certain optional benefits, we will deduct an additional charge. For some optional benefits, the charge is deducted from your Account Value allocated to the Sub-accounts. This charge is included in the daily calculation of the Unit Price for each Sub-account. For certain other optional benefits, such as Highest Daily Lifetime 6 Plus, the charge is assessed against the greater of Account Value and Protected Withdrawal Value and taken out of the Sub-accounts and DCA Fixed Rate Options periodically. Please refer to the section entitled “Summary of Contract Fees and Charges” for the list of charges for each optional benefit.
Settlement Service Charge: If your beneficiary takes the death benefit under a Beneficiary Continuation Option, we deduct a Settlement Service Charge, although the Insurance Charge no longer applies. The charge is assessed daily against the assets allocated to the Sub-accounts and is equal to an annual charge of 1.00% for nonqualified Annuities and 1.40% for qualified Annuities.
Fees and Expenses Incurred by the Portfolios: Each portfolio incurs total annual operating expenses comprised of an investment management fee, other expenses and any distribution and service (12b-1) fees that may apply. These fees and expenses are assessed against each portfolio’s net assets, and reflected daily by each portfolio before it provides Prudential Annuities with the net asset value as of the close of business each Valuation Day. More detailed information about fees and expenses can be found in the prospectuses for the portfolios, which can be obtained by calling 1-888-PRU-2888, or at www.prudentialannuities.com.
WHAT CHARGES APPLY TO THE FIXED ALLOCATIONS?
No specific fees or expenses are deducted when determining the rate we credit to a Fixed Allocation. However, for some of the same reasons that we deduct the Insurance Charge against Account Value allocated to the Sub-accounts, we also take into consideration mortality, expense, administration, profit and other factors in determining the interest rates we credit to Fixed Allocations, and therefore, we credit lower interest rates due to the existence of these factors than we otherwise would. Any CDSC or Tax Charge applies to amounts that are taken from the Sub-accounts or the Fixed Allocations.

A Market Value Adjustment may also apply to transfers, certain withdrawals, surrender or annuitization from an MVA Fixed Allocation. See "How Does the Market Value Adjustment Work?" in "Managing Your Account Value" for information about how the amount of an MVA is calculated if you withdraw or transfer Account Value from an MVA Fixed Allocation more than 30 days before the end of its Guarantee Period.
WHAT CHARGES APPLY IF I CHOOSE AN ANNUITY PAYMENT OPTION?
If you select a fixed payment option upon Annuitization, the amount of each fixed payment will depend on the Account Value of your Annuity when you elected to annuitize. There is no specific charge deducted from these payments; however, the amount of each annuity payment reflects assumptions about our insurance expenses. If you select a variable payment option that we may offer, then the amount of your benefits will reflect changes in the value of your Annuity and will be subject to charges that apply under the variable immediate annuity option. Also, a tax charge may apply (see “Tax Charge” above). Currently, we only offer fixed payment options.
EXCEPTIONS/REDUCTIONS TO FEES AND CHARGES
We may reduce or eliminate certain fees and charges or alter the manner in which the particular fee or charge is deducted. For example, we may reduce the amount of any CDSC or the length of time it applies, reduce or eliminate the amount of the Annual Maintenance Fee or reduce the portion of the total Insurance Charge that is deducted as an Administration Charge. We will not discriminate unfairly between Annuity purchasers if and when we reduce any fees and charges.

PURCHASING YOUR ANNUITY
Please note that these Annuities are no longer available for new sales. The information provided in this section is for informational purposes only.
WHAT ARE OUR REQUIREMENTS FOR PURCHASING ONE OF THE ANNUITIES?
We may apply certain limitations, restrictions, and/or underwriting standards as a condition of our issuance of an Annuity and/or acceptance of Purchase Payments. All such conditions are described below.
Initial Purchase Payment: We no longer allow new purchases of these Annuities. Previously, you must have made a minimum initial Purchase Payment as follows: $1,000 for ASAP III, $10,000 for XT6 and APEX II and $15,000 for ASL II. However, if you decided to make payments under a systematic investment or an electronic funds transfer program, we would have accepted a lower initial Purchase Payment provided that, within the first Annuity Year, your subsequent purchase payments plus your initial Purchase Payment totaled the minimum initial Purchase Payment amount required for the Annuity purchased.
We must approve any initial and additional Purchase Payments where the total amount of Purchase Payments equal $1,000,000 or more with respect to this Annuity and any other annuities you are purchasing from us (or that you already own) and/or our affiliates. To the extent allowed by state law, that required approval also will apply to a proposed change of owner of the Annuity, if as a result of the ownership change, total Purchase Payments with respect to this Annuity and all other annuities owned by the new Owner would equal or exceed that $1 million threshold. We may limit additional Purchase Payments under other circumstances, as explained in “Additional Purchase Payments,” below.
Applicable laws designed to counter terrorists and prevent money laundering might, in certain circumstances, require us to block an Annuity Owner’s ability to make certain transactions, and thereby refuse to accept Purchase Payments or requests for transfers, partial withdrawals, total withdrawals, death benefits, or income payments until instructions are received from the appropriate regulator. We also may be required to provide additional information about you and your Annuity to government regulators.
Speculative Investing: Do not purchase this Annuity if you, anyone acting on your behalf, and/or anyone providing advice to you plan to use it, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme now or at any time prior to termination of the Annuity. Your Annuity may not be traded on any stock exchange or secondary market. By purchasing this Annuity, you represent and warrant that you are not using this Annuity, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme.
Currently, we will not issue an Annuity, permit changes in ownership or allow assignments to certain ownership types, including but not limited to: corporations, partnerships, endowments and grantor trusts with multiple grantors. Further, we will only issue an Annuity, allow changes of ownership and/or permit assignments to certain ownership types if the Annuity is held exclusively for the benefit of the designated annuitant. These rules are subject to state law. Additionally, we will not permit election or re-election of any optional death benefit or optional living benefit by certain ownership types. We may issue an Annuity in ownership structures where the annuitant is also the participant in a Qualified or Nonqualified employer sponsored plan and the Annuity represents his or her segregated interest in such plan. We reserve the right to further limit, restrict and/or change to whom we will issue an Annuity in the future, to the extent permitted by state law. Further, please be aware that we do not provide administration for employer-sponsored plans and may also limit the number of plan participants that may elect to use our Annuity as a funding vehicle.
Except as noted below, purchase payments must be submitted by check drawn on a U.S. bank, in U.S. dollars, and made payable to Prudential Annuities. Purchase payments may also be submitted via 1035 exchange or direct transfer of funds. Under certain circumstances, purchase payments may be transmitted to Prudential Annuities via wiring funds through your financial professional’s broker-dealer firm. Additional purchase payments may also be applied to your Annuity under an electronic funds transfer arrangement where you authorize us to deduct money directly from your bank account. We may reject any payment if it is received in an unacceptable form. Our acceptance of a check is subject to our ability to collect funds.
Age Restrictions: Unless we agree otherwise and subject to our rules, the Owner (or Annuitant if entity owned) must not be older than a maximum issue age as of the Issue Date of the Annuity as follows: age 80 for ASAP III, age 75 for XT6 and age 85 for APEX II and ASL II. If an Annuity is owned jointly, the oldest of the Owners must not be older than the maximum issue age on the Issue Date. You should consider your need to access your Account Value and whether the Annuity’s liquidity features will satisfy that need. Under the Beneficiary Annuity, the maximum issue age is 70 based on the Key Life. If you take a distribution prior to age 59 1/2, you may be subject to a 10% penalty in addition to ordinary income taxes on any gain. The availability and level of protection of certain optional benefits may vary based on the age of the Owner on the Issue Date of the Annuity or the date of the Owner’s death.
“Beneficiary” Annuity
If you are a beneficiary of an annuity that was owned by a decedent, subject to the following requirements, you may transfer the proceeds of the decedent’s annuity into one of the Annuities described in this Prospectus and continue receiving the distributions that are required by the tax laws. This transfer option is only available for purchase of an IRA, Roth IRA, or a nonqualified annuity, for distributions based on lives age 70 or under. This transfer option is also not available if the proceeds are being transferred from an annuity issued by us or one of our affiliates and the annuity offers a “Beneficiary Continuation Option”.
Upon purchase, the Annuity will be issued in the name of the decedent for your benefit. You must take required distributions at least annually, which we will calculate based on the applicable life expectancy in the year of the decedent’s death, using Table 1 in IRS Publication 590-B. These distributions are not subject to any CDSC.

For IRAs and Roth IRAs, distributions must begin by December 31 of the year following the year of the decedent’s death. If you are the surviving spouse beneficiary, distributions may be deferred until the decedent would have attained age 70  1/2. However, if you choose to defer distributions, you are responsible for complying with the distribution requirements under the Code, and you must notify us when you would like distributions to begin. For additional information regarding the tax considerations applicable to beneficiaries of an IRA or Roth IRA, see “Required Distributions Upon Your Death for Qualified Annuity Contracts” in the Tax Considerations section of this Prospectus.
For nonqualified Annuities, distributions must begin within one year of the decedent’s death. For additional information regarding the tax considerations applicable to beneficiaries of a nonqualified Annuity see “Required Distributions Upon Your Death for Nonqualified Annuity Contracts” in the Tax Considerations section of this Prospectus.
You may choose to take more than your required distribution. You may take withdrawals in excess of your required distributions, however your withdrawal may be subject to the Contingent Deferred Sales Charge. Any withdrawals reduce the required distribution for the year. All applicable charges will be assessed against your Annuity, such as the Insurance Charge and the Annual Maintenance Fee.
The Annuity may provide a basic Death Benefit upon death, and you may name “successors” who may either receive the Death Benefit as a lump sum or continue receiving distributions after your death under the Beneficiary Continuation Option.
Please note the following additional limitations for a Beneficiary Annuity:

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No additional purchase payments are permitted. You may only make a one-time initial Purchase Payment transferred to us directly from another annuity or eligible account. You may not make your Purchase Payment as an indirect rollover, or combine multiple “Transfer of Assets” or “TOA’s” into a single contract as part of this “Beneficiary” Annuity. You may not elect any optional living or death benefits. Annuity Rewards is not available.

▪	You may not annuitize the Annuity; no annuity options are available.

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You may participate only in the following programs: Automatic Rebalancing, Dollar Cost Averaging (but not the 6 or 12 Month Dollar Cost Averaging Program), Systematic Withdrawals, and Third Party Investment Advisor.

▪	You may not assign or change ownership of the Annuity, and you may not change or designate another life upon which distributions are based. A “beneficiary annuity” may not be co-owned.

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If the Annuity is funded by means of transfer from another “Beneficiary Annuity” with another company, we require that the sending company or the beneficial owner provide certain information in order to ensure that applicable required distributions have been made prior to the transfer of the contract proceeds to us. We further require appropriate information to enable us to accurately determine future distributions from the Annuity. Please note we are unable to accept a transfer of another “Beneficiary Annuity” where taxes are calculated based on an exclusion amount or an exclusion ratio of earnings to original investment. We are also unable to accept a transfer of an annuity that has annuitized.

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The beneficial owner of the Annuity can be an individual, grantor trust, or, for an IRA or Roth IRA, an estate or a qualified trust. In general, a qualified trust (1) must be valid under state law; (2) must be irrevocable or became irrevocable by its terms upon the death of the IRA or Roth IRA owner; and (3) the beneficiaries of the trust who are beneficiaries with respect to the trust’s interest in this Annuity must be identifiable from the trust instrument and must be individuals. A qualified trust must provide us with a list of all beneficiaries to the trust (including contingent and remainder beneficiaries with a description of the conditions on their entitlement), all of whom must be individuals, as of September 30th of the year following the year of death of the IRA or Roth IRA owner, or date of Annuity application if later. The trustee must also provide a copy of the trust document upon request. If the beneficial owner of the Annuity is a grantor trust, distributions must be based on the life expectancy of the grantor. If the beneficial owner of the Annuity is a qualified trust, distributions must be based on the life expectancy of the oldest beneficiary under the trust.

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If this Beneficiary Annuity is transferred to another company as a tax-free exchange with the intention of qualifying as a beneficiary annuity with the receiving company, we may require certifications from the receiving company that required distributions will be made as required by law.

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If you are transferring proceeds as beneficiary of an annuity that is owned by a decedent, we must receive your transfer request at least 45 days prior to your first required distribution. If, for any reason, your transfer request impedes our ability to complete your first distribution by the required date, we will be unable to accept your transfer request.

Owner, Annuitant and Beneficiary Designations: We will ask you to name the Owner(s), Annuitant and one or more Beneficiaries for your Annuity.

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Owner: The Owner(s) holds all rights under the Annuity. You may name up to two Owners in which case all ownership rights are held jointly. Generally, joint owners are required to act jointly; however, if each owner provides us with an instruction that we find acceptable, we will permit each owner to act independently on behalf of both owners. All information and documents that we are required to send you will be sent to the first named owner. This Annuity does not provide a right of survivorship. Refer to the Glossary of Terms for a complete description of the term “Owner.”

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Annuitant: The Annuitant is the person upon whose life we continue to make annuity payments. You must name an Annuitant who is a natural person. We do not accept a designation of joint Annuitants during the accumulation period. In limited circumstances and where allowed by law, you may name one or more Contingent Annuitants. Generally, a Contingent Annuitant will become the Annuitant if the Annuitant dies before the Annuity Date. Please refer to the discussion of “Considerations for Contingent Annuitants” in the Tax Considerations section of the Prospectus. For Beneficiary Annuities, instead of an Annuitant there is a “Key Life” which is used to determine the annual required distributions.

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Beneficiary: The Beneficiary is the person(s) or entity you name to receive the Death Benefit. Your Beneficiary Designation should be the exact name of your beneficiary, not only a reference to the beneficiary’s relationship to you. If you use a designation of “surviving spouse,” we will pay the Death Benefit to the individual that is your spouse at the time of your death (as defined under the federal tax laws and regulations). If no beneficiary is named, the Death Benefit will be paid to you or your estate. For Annuities that designate a custodian or a plan as Owner, the custodian or plan must also be designated as the Beneficiary. For Beneficiary Annuities, instead of a Beneficiary, the term “Successor” is used.
Your right to make certain designations may be limited if your Annuity is to be used as an IRA, Beneficiary Annuity or other “qualified” investment that is given beneficial tax treatment under the Code. You should seek competent tax advice on the income, estate and gift tax implications of your designations.

MANAGING YOUR ANNUITY
MAY I CHANGE THE OWNER, ANNUITANT AND BENEFICIARY DESIGNATIONS?
In general, you may change the Owner, Annuitant and Beneficiary Designations by sending us a request in writing in a form acceptable to us. However, if the Annuity is held as a Beneficiary Annuity, the Owner may not be changed and you may not designate another Key Life upon which distributions are based. Upon an ownership change, including an assignment, any automated investment or withdrawal programs will be canceled. The new owner must submit the applicable program enrollment if they wish to participate in such a program. Where allowed by law, such changes will be subject to our acceptance. Some of the changes we will not accept include, but are not limited to:

▪	a new Owner subsequent to the death of the Owner or the first of any joint Owners to die, except where a spouse Beneficiary has become the Owner as a result of an Owner’s death;

▪	a new Annuitant subsequent to the Annuity Date;

▪	for “nonqualified” investments, a new Annuitant prior to the Annuity Date if the Annuity is owned by an entity;

▪	a change in Beneficiary if the Owner had previously made the designation irrevocable;

▪	a new Owner or Annuitant that is a certain ownership type, including but not limited to corporations, partnerships, endowments, and grantor trusts with multiple grantors (if allowed by state law); and

▪	a new Annuitant for a contract issued to a grantor trust where the new Annuitant is not the grantor of the trust.
There are also restrictions on designation changes when you have elected certain optional benefits. See the “Living Benefits” and “Death Benefits” sections of this Prospectus for any such restrictions.
If you wish to change the Owner and/or Beneficiary under the Annuity, or to assign the Annuity, you must deliver the request to us in writing at our Service Office. Generally, any change of Owner and/or Beneficiary, or assignment of the Annuity, will take effect when accepted and recorded by us (unless an alternative rule is stipulated by applicable State law). We will allow changes of ownership and/or assignments only if the Annuity is held exclusively for the benefit of the designated Annuitant. We are not responsible for any transactions processed before a change of Owner and/or Beneficiary, and an assignment of the Annuity, is accepted and recorded by us. We accept assignments of nonqualified Annuities only.
Unless prohibited by applicable State Law, we reserve the right to refuse a proposed change of Owner and/or Beneficiary, and a proposed assignment of the Annuity.
We will reject a proposed change where the proposed Owner, Annuitant, Beneficiary or assignee is any of the following:

▪	a company(ies) that issues or manages viatical or structured settlements;

▪	an institutional investment company;

▪	an Owner with no insurable relationship to the Annuitant or Contingent Annuitant (a “Stranger-Owned Annuity” or “STOA”); or

▪	a change in designation(s) that does not comply with or that we cannot administer in compliance with Federal and/or state law.
We will implement this right on a non-discriminatory basis, and to the extent allowed by State law, and we are not obligated to process your request within any particular timeframe.
For New York Annuities, a request to change the Owner, Annuitant, Contingent Annuitant, Beneficiary and contingent Beneficiary designations is effective when signed, and an assignment is effective upon our receipt. We assume no responsibility for the validity or tax consequences of any change of Owner and/or Beneficiary or any assignment of the Annuity, and may be required to make reports of ownership changes and/or assignments to the appropriate federal, state and/or local taxing authorities. You should consult with a qualified tax advisor for complete information and advice prior to any ownership change or assignment. Once an ownership change or assignment is processed, the tax reporting cannot be reversed.
Death Benefit Suspension upon Change of Owner or Annuitant. If there is a change of Owner or Annuitant, the change may affect the amount of the Death Benefit. See the Death Benefit section of this prospectus for additional details.
Spousal Designations
If an Annuity is co-owned by spouses, we will assume that the sole primary Beneficiary is the surviving spouse that was named as the co-owner unless you designate a different Beneficiary. Unless you elect an alternative Beneficiary Designation, upon the death of either spousal Owner, the surviving spouse may elect to assume ownership of the Annuity instead of taking the Death Benefit payment. The Death Benefit that would have been payable will be the new Account Value of the Annuity as of the date of due proof of death and any required proof of a spousal relationship. As of the date the assumption is effective, the surviving spouse will have all the rights and benefits that would be available under the Annuity to a new purchaser of the same attained age. For purposes of determining any future Death Benefit for the beneficiary of the surviving spouse, the new Account Value will be considered as the initial Purchase Payment. No CDSC will apply to the new Account Value. However, any additional purchase payments applied after the date the assumption is effective will be subject to all provisions of the Annuity, including the CDSC when applicable.
Spousal assumption is also permitted, subject to our rules and regulatory approval, if the Annuity is held by a custodial account established to hold retirement assets for the benefit of the natural person Annuitant pursuant to the provisions of Section 408(a) of the Code (“Code”) (or any successor Code section thereto) (“Custodial Account”) and, on the date of the Annuitant’s death, the spouse of the Annuitant is (1) the Contingent Annuitant under the Annuity and (2) the beneficiary of the Custodial Account. The ability to continue the Annuity in this manner will result in the Annuity no longer qualifying for tax deferral under the Code. However, such tax deferral should result from the ownership of the Annuity by the Custodial Account. Please consult your tax or legal adviser.
Note that any division of your Annuity due to divorce will be treated as a withdrawal and the non-owner spouse may then decide whether he or she would like to use the withdrawn funds to purchase a new Annuity that is then available to new contract owners. Note that any division of your Annuity due to divorce will be treated as a withdrawal and CDSC may apply. If CDSC is applicable, it cannot be divided between the owner and the non-owner ex-spouses. The non-owner ex-spouse may decide whether he or she would like to use the withdrawn funds to purchase a new Annuity that is then available to new contract owners. Depending upon the method used for the division of the Annuity, the CDSC may be applied to the existing or new Annuity. Please consult with your tax advisor regarding your personal situation if you will be transferring or dividing your Annuity pursuant to a divorce.
Prior to a 2013 Supreme Court decision, and consistent with Section 3 of the federal Defense of Marriage Act (“DOMA”), same sex marriages under state law were not recognized as same sex marriages for purposes of federal law. However, in United States v. Windsor, the U.S. Supreme Court struck down Section 3 of DOMA as unconstitutional, thereby recognizing a valid same sex marriage for federal law purposes. On June 26, 2015, the Supreme Court ruled in Obergefell v. Hodges that same-sex couples have a constitutional right to marry, thus requiring all states to allow same-sex marriage. The Windsor and Obergefell decisions mean that the federal and state tax law provisions applicable to an opposite sex spouse will also apply to a same sex spouse. Please note that a civil union or registered domestic partnership is generally not recognized as a marriage.
Please consult with your tax or legal adviser before electing the Spousal Benefit for a civil union partner or domestic partner.
Contingent Annuitant
Generally, if an Annuity is owned by an entity and the entity has named a Contingent Annuitant, the Contingent Annuitant will become the Annuitant upon the death of the Annuitant, and no Death Benefit is payable. Unless we agree otherwise, the Annuity is only eligible to have a Contingent Annuitant designation if the entity which owns the Annuity is (1) a plan described in Code Section 72(s)(5)(A)(i) (or any successor Code section thereto); (2) an entity described in Code Section 72(u)(1) (or any successor Code section thereto); or (3) a Custodial Account, as described in the above section.
Where the Annuity is held by a Custodial Account, the Contingent Annuitant will not automatically become the Annuitant upon the death of the Annuitant. Upon the death of the Annuitant, the Custodial Account will have the choice, subject to our rules, to either elect to receive the Death Benefit or elect to continue the Annuity. If the Custodial Account elects to receive the Death Benefit, the Account Value of the Annuity as of the date of due proof of death of the Annuitant will reflect the amount that would have been payable had a Death Benefit been paid. See the section above entitled “Spousal Designations” for more information about how the Annuity can be continued by a Custodial Account.
MAY I RETURN MY ANNUITY IF I CHANGE MY MIND?
If after purchasing your Annuity you change your mind and decide that you do not want it, you may return it to us within a certain period of time known as a right to cancel period. This is often referred to as a “free look.” Depending on the state in which you purchased your Annuity and, in some states, if you purchased the Annuity as a replacement for a prior contract, the right to cancel period may be ten (10) days, or longer, measured from the time that you received your Annuity. If you return your Annuity during the applicable period, we will refund your current Account Value plus any Tax Charge deducted, less any applicable federal and state income tax withholding and depending on your state’s requirements, any applicable insurance charges deducted. The amount returned to you may be higher or lower than the Purchase Payment(s) applied during the right to cancel period and may be subject to a market value adjustment if it was allocated to a MVA Fixed Allocation, to the extent allowed by State law. With respect to XT6, if you return your Annuity, we will not return any XTra Credits we applied your Annuity based on your purchase payments.
MAY I MAKE ADDITIONAL PURCHASE PAYMENTS?
Unless we agree otherwise and subject to our rules, the minimum amount that we accept as an additional Purchase Payment is $100 unless you participate in our Systematic Investment Plan or a periodic Purchase Payment program. Purchase payments made while you participate in an asset allocation program will be allocated in accordance with such benefit. Additional purchase payments may be made at any time before the Annuity Date (unless the Annuity is held as a Beneficiary Annuity), or prior to the Account Value being reduced to zero. Purchase payments are not permitted if the Annuity is held as a Beneficiary Annuity. Please see the “Living Benefits” section of this prospectus for further information on additional Purchase Payments.
Additional Purchase payments may be limited if the total Purchase Payments under this Annuity and other annuities equals or exceeds $1 million, as described in more detail in “Purchasing Your Annuity – Initial Purchase Payment”.
MAY I MAKE SCHEDULED PAYMENTS DIRECTLY FROM MY BANK ACCOUNT?
You can make additional purchase payments to your Annuity by authorizing us to deduct money directly from your bank account and applying it to your Annuity (unless your Annuity is being held as a Beneficiary Annuity). We call our electronic funds transfer program “the Systematic Investment Plan.” Purchase Payments made through electronic funds transfer may only be allocated to the Sub-accounts when applied. Different allocation requirements may apply in connection with certain optional benefits. We may allow you to invest in your Annuity with a lower initial Purchase Payment, as long as you authorize payments through an electronic funds transfer that will equal at least the minimum Purchase Payment set forth above during the first 12 months of your Annuity. We may suspend or cancel electronic funds transfer privileges if sufficient funds are not available from the applicable financial institution on any date that a transaction is scheduled to occur. We may also suspend or cancel electronic funds transfer privileges if we have limited, restricted, suspended or terminated the ability of Owners to submit additional Purchase Payments.

MAY I MAKE PURCHASE PAYMENTS THROUGH A SALARY REDUCTION PROGRAM?
These types of programs are only available with certain types of qualified investments. If your employer sponsors such a program, we may agree to accept periodic purchase payments through a salary reduction program as long as the allocations are made only to Sub-accounts and the periodic purchase payments received in the first year total at least the minimum Purchase Payment set forth above.

MANAGING YOUR ACCOUNT VALUE
HOW AND WHEN ARE PURCHASE PAYMENTS INVESTED?
(See “Valuing Your Investment” for a description of our procedure for pricing initial and subsequent purchase payments.)
Initial Purchase Payment: Once we accept your application, we invest your Purchase Payment in your Annuity according to your instructions for allocating your Account Value. The Purchase Payment is your initial Purchase Payment minus any Tax Charge that may apply. You can allocate purchase payments to one or more available Sub-accounts or available Fixed Allocations. Investment restrictions will apply if you elect certain optional benefits.
Subsequent Purchase Payments: Unless you participate in an asset allocation program, or unless you have provided us with other specific allocation instructions for one, more than one, or all subsequent purchase payments, we will allocate any additional purchase payments you make according to your initial Purchase Payment allocation instructions. If you so instruct us, we will allocate subsequent purchase payments according to any new allocation instructions. Unless you tell us otherwise, purchase payments made while you participate in an asset allocation program will be allocated in accordance with such program.
HOW DO I RECEIVE A LOYALTY CREDIT UNDER THE ASAP III AND APEX II ANNUITIES?
We apply a Loyalty Credit to your Annuity’s Account Value at the end of your fifth Annuity Year (“fifth Annuity Anniversary”). With respect to ASAP III, for annuities issued on or after February 13, 2006, the Loyalty Credit is equal to 0.50% of total purchase payments made during the first four Annuity Years less the cumulative amount of withdrawals made (including the deduction of any CDSC amounts) through the fifth Annuity Anniversary. With respect to APEX II, for annuities issued between June 20, 2005 and February 12, 2006, the Loyalty Credit is equal to 2.25% of total purchase payments made during the first four Annuity Years less the cumulative amount of withdrawals made (including the deduction of any CDSC amounts) through the fifth Annuity Anniversary. For APEX II Annuities issued on or after February 13, 2006, the Loyalty Credit is equal to 2.75% of total purchase payments made during the first four Annuity Years less the cumulative amount of withdrawals made (including the deduction of any CDSC amounts) through the fifth Annuity Anniversary.
If the total purchase payments made during the first four Annuity Years is less than the cumulative amount of withdrawals made on or before the fifth Annuity Anniversary, no Loyalty Credit will be applied to your Annuity. Also, no Loyalty Credit will be applied to your Annuity if your Account Value is zero on the fifth Annuity Anniversary. This would include any situation where the Annuity is still in force due to the fact that payments are being made under an optional benefit such as Lifetime Five, Spousal Lifetime Five, Highest Daily Lifetime Five, Highest Daily Lifetime Seven, Spousal Highest Daily Lifetime Seven, Highest Daily Lifetime 7 Plus, Spousal Highest Daily Lifetime 7 Plus, Guaranteed Minimum Withdrawal Benefit, Highest Daily Lifetime 6 Plus, and Spousal Highest Daily Lifetime 6 Plus. In addition, no Loyalty Credit will be applied to your Annuity if before the fifth Annuity Anniversary: (i) you have surrendered your Annuity; (ii) you have annuitized your Annuity; (iii) your Beneficiary has elected our Beneficiary Continuation Option; or (iv) we have received due proof of your death (and there has been no spousal continuation election made). If your spouse continues the Annuity under our spousal continuation option, we will apply the Loyalty Credit to your Annuity only on the fifth Annuity Anniversary measured from the date that we originally issued you the Annuity. Since the Loyalty Credit is applied to the Account Value only, any guarantees that are not based on Account Value will not reflect the Loyalty Credit. Similarly, guarantees that are made against a loss in Account Value will not be triggered in certain very limited circumstances where they otherwise would have been, had no Loyalty Credit been applied to the Account Value.
HOW ARE LOYALTY CREDITS APPLIED TO MY ACCOUNT VALUE UNDER THE ASAP III AND APEX II ANNUITIES?
Any Loyalty Credit that is allocated to your Account Value on the fifth Annuity Anniversary will be allocated to the Fixed Allocations and Sub-accounts according to the “hierarchy” described in this paragraph. This hierarchy consists of a priority list of investment options, and the Loyalty Credit is applied based on which of the items below is applicable and in effect when the Loyalty Credit is applied. Thus, if a given item in the priority list is inapplicable to you, we move to the next item. The hierarchy is as follows: (a) if you participate in the Custom Portfolios Program (we may have referred to the “Custom Portfolios Program” as the “Optional Allocation and Rebalancing Program” in other materials), any Loyalty Credit will be invested in accordance with such Program, (b) if you participate in an asset allocation program (see Appendix D for a description of such programs), in accordance with that program, (c) in accordance with your standing allocation instructions (d) if you participate in the Systematic Investment Plan, in accordance with that Plan, (e) if you participate in an automatic rebalancing program, in accordance with that program (f) in accordance with how your most recent purchase payment was allocated and (g) otherwise in accordance with your instructions, if items (a) through (f) above are not permitted or applicable.
Example of Applying the Loyalty Credit with respect to ASAP III.
Assume you make an initial Purchase Payment of $10,000 and your Annuity is issued on or after February 13, 2006. During Annuity Year four (i.e., prior to the fourth Annuity Anniversary) you make an additional $10,000 Purchase Payment. During the early part of Annuity Year five (i.e., prior to the fifth Annuity Anniversary) you make a $10,000 Purchase Payment and later in the year make a withdrawal of $5,000. The Loyalty Credit that we will apply to your Annuity on the fifth Annuity Anniversary is, subject to state availability, equal to 0.50% of $15,000 (this represents the $20,000 of purchase payments made during the first four Annuity Years minus the $5,000 withdrawal made in the fifth Annuity Year. The computation disregards the additional $10,000 Purchase Payment made in the fifth Annuity Year.) Therefore, the Loyalty Credit amount would be equal to $75.00.
Example of Applying the Loyalty Credit with respect to APEX II.
Assume you make an initial Purchase Payment of $10,000 and your Annuity is issued on or after February 13, 2006. During Annuity Year four (i.e., prior to the fourth Annuity Anniversary) you make an additional $10,000 Purchase Payment. During the early part of Annuity Year five (i.e., prior to the fifth Annuity Anniversary) you make a $10,000 Purchase Payment and later in the year make a withdrawal of $5,000. The Loyalty Credit that we will apply to your Annuity on the fifth Annuity Anniversary is, subject to state availability, equal to 2.75% of $15,000 (this represents the $20,000 of purchase payments made during the first four Annuity Years minus the $5,000 withdrawal made in the fifth Annuity Year. The computation disregards the additional $10,000 Purchase Payment made in the fifth Annuity Year.) Therefore, the Loyalty Credit amount would be equal to $412.50.
HOW DO I RECEIVE CREDITS UNDER THE XT6 ANNUITY?
We apply a “Credit” to your Annuity’s Account Value each time you make a Purchase Payment during the first six (6) Annuity Years. The amount of the Credit is payable from our general account. The amount of the Credit depends on the Annuity Year in which the Purchase Payment(s) is made, according to the table below:
For annuities issued on or after February 13, 2006 (subject to state availability):

ANNUITY YEAR	CREDIT
1	6.50%
2	5.00%
3	4.00%
4	3.00%
5	2.00%
6	1.00%
7+	0.00%
For annuities issued prior to February 13, 2006:

ANNUITY YEAR	CREDIT
1	6.00%
2	5.00%
3	4.00%
4	3.00%
5	2.00%
6	1.00%
7+	0.00%
Credits Applied to Purchase Payments for Designated Class of Annuity Owner
Prior to May 1, 2004, where allowed by state law, Annuities could be purchased by a member of the class defined below, with a different table of Credits. The Credit applied to all purchase payments on such Annuities is as follows based on the Annuity Year in which the Purchase Payment was made: Year 1: 9.0%; Year 2: 9.0%; Year 3: 8.5%; Year 4: 8.0%; Year 5: 7.0%; Year 6: 6.0%; Year 7: 5.0%; Year 8: 4.0%; Year 9: 3.0%; Year 10: 2%; Year 11+: 0.0%.
The designated class of Annuity Owners included: (a) any parent company, affiliate or subsidiary of ours; (b) an officer, director, employee, retiree, sales representative, or in the case of an affiliated broker-dealer, registered representative of such company; (c) a director, officer or trustee of any underlying mutual fund; (d) a director, officer or employee of any investment manager, sub-advisor, transfer agent, custodian, auditing, legal or administrative services provider that is providing investment management, advisory, transfer agency, custodian-ship, auditing, legal and/or administrative services to an underlying mutual fund or any affiliate of such firm; (e) a director, officer, employee or registered representative of a broker-dealer or insurance agency that has a then current selling agreement with us and/or with Prudential Annuities Distributors, Inc., a Prudential Financial Company; (f) a director, officer, employee or authorized representative of any firm providing us or our affiliates with regular legal, actuarial, auditing, underwriting, claims, administrative, computer support, marketing, office or other services; (g) the then current spouse of any such person noted in (b) through (f), above; (h) the parents of any such person noted in (b) through (g), above; (i) the child(ren) or other legal dependent under the age of 21 of any such person noted in (b) through (h); and (j) the siblings of any such persons noted in (b) through (h) above.
All other terms and conditions of the Annuity apply to Owners in the designated class.
HOW ARE CREDITS APPLIED TO ACCOUNT VALUE UNDER THE XT6 ANNUITY?
Each Credit is allocated to your Account Value at the time the Purchase Payment is applied to your Account Value. The amount of the Credit is allocated to the investment options in the same ratio as the applicable Purchase Payment is applied.

Examples of Applying Credits
Initial Purchase Payment
Assume you make an initial Purchase Payment of $10,000 and your Annuity is issued on or after February 13, 2006. We would apply a 6.5% Credit to your Purchase Payment and allocate the amount of the Credit ($650 = $10,000 X .065) to your Account Value in the proportion that your Purchase Payment is allocated.
Additional Purchase Payment in Annuity Year 2
Assume that you make an additional Purchase Payment of $5,000. We would apply a 5.0% Credit to your Purchase Payment and allocate the amount of the Credit ($250 = $5,000 X .05) to your Account Value.
Additional Purchase Payment in Annuity Year 6
Assume that you make an additional Purchase Payment of $15,000. We would apply a 1.0% Credit to your Purchase Payment and allocate the amount of the Credit ($150 = $15,000 X .01) to your Account Value.
The amount of any XTra Credits applied to your XT6 Annuity Account Value can be taken back by Prudential Annuities under certain circumstances:

▪
any XTra Credits applied to your Account Value on purchase payments made within the 12 months before the Owner’s (or Annuitant’s if entity owned) date of death will be taken back (to the extent allowed by state law);

▪
the amount available under the Medically-Related Surrender portion of the Annuity will not include the amount of any XTra Credits payable on purchase payments made within 12 months prior to the date of a request under the Medically-Related Surrender provision (to the extent allowed by State law); and

▪	if you elect to “free look” your Annuity, the amount returned to you will not include the amount of any XTra Credits.
The Account Value may be substantially reduced if Prudential Annuities takes back the XTra Credit amount under these circumstances. The amount we take back will equal the XTra Credit, without adjustment up or down for investment performance. Therefore, any gain on the XTra Credit amount will not be taken back. But if there was a loss on the XTra Credit, the amount we take back will still equal amount of the XTra Credit. We do not deduct a CDSC in any situation where we take back the XTra Credit amount. During the first 10 Annuity Years, the total asset-based charges on this Annuity (including the Insurance Charge and the Distribution Charge) are higher than many of our other annuities, including other annuities we offer that apply credits to purchase payments.
General Information about Credits

▪	We do not consider Credits to be “investment in the contract” for income tax purposes.

▪	You may not withdraw the amount of any Credits under the Free Withdrawal provision. The Free Withdrawal provision only applies to withdrawals of purchase payments.
ARE THERE RESTRICTIONS OR CHARGES ON TRANSFERS BETWEEN INVESTMENT OPTIONS?
During the accumulation period you may transfer Account Value between investment options subject to the restrictions outlined below. Transfers are not subject to taxation on any gain. You may not transfer Account Value to any Fixed Allocation used with a dollar cost averaging program or any DCA Fixed Rate Options. You may only allocate purchase payments to Fixed Allocations used with a dollar cost averaging program or the DCA Fixed Rate Options.
Currently, any transfer involving the ProFunds VP Sub-accounts must be received by us no later than 3:00 p.m. Eastern time (or one hour prior to any announced closing of the applicable securities exchange) to be processed on the current Valuation Day. The “cut-off” time for such financial transactions involving a ProFunds VP Sub-account will be extended to 1/2 hour prior to any announced closing (generally, 3:30 p.m. Eastern time) for transactions submitted electronically, including through Prudential Annuities’ Internet website (www.prudentialannuities.com)
Currently, we charge $10.00 for each transfer after the 20th transfer in each Annuity Year. Transfers made as part of a Dollar Cost Averaging program (including the 6 or 12 Month Dollar Cost Averaging Program), Automatic Rebalancing or asset allocation program do not count toward the 20 free transfer limit. Renewals or transfers of Account Value from an MVA Fixed Allocation at the end of its Guarantee Period are not subject to the transfer charge. We may reduce the number of free transfers allowable each Annuity Year (subject to a minimum of eight) without charging a Transfer Fee. We may also increase the Transfer Fee that we charge to $15.00 for each transfer after the number of free transfers has been used up. We may eliminate the Transfer Fee for transfer requests transmitted electronically or through other means that reduce our processing costs. If enrolled in any program that does not permit transfer requests to be transmitted electronically, the Transfer Fee will not be waived.
Once you have made 20 transfers among the Sub-accounts during an Annuity Year, we will accept any additional transfer request during that year only if the request is submitted to us in writing with an original signature and otherwise is in good order. For purposes of this 20 transfer limit, we (i) do not view a facsimile transmission or other electronic transmission as a “writing”, (ii) will treat multiple transfer requests submitted on the same Valuation Day as a single transfer, and (iii) do not count any transfer that solely involves Sub-accounts corresponding to any ProFund Portfolio and/or the AST Government Money Market Portfolio or any transfer that involves one of our systematic programs, such as asset allocation and automated withdrawals.
Frequent transfers among Sub-accounts in response to short-term fluctuations in markets, sometimes called “market timing,” can make it very difficult for a Portfolio manager to manage a Portfolio’s investments. Frequent transfers may cause the Portfolio to hold more cash than otherwise necessary, disrupt management strategies, increase transaction costs, or affect performance. Each Annuity offers Sub-accounts designed for Owners who wish to engage in frequent transfers (i.e., one or more of the Sub-accounts corresponding to the ProFund Portfolios and the AST Government Money Market Portfolio), and we encourage Owners seeking frequent transfers to utilize those Sub-accounts.
In light of the risks posed to Owners and other investors by frequent transfers, we reserve the right to limit the number of transfers in any Annuity Year for all existing or new Owners and to take the other actions discussed below. We also reserve the right to limit the number of transfers in any Annuity Year or to refuse any transfer request for an Owner or certain Owners if: (a) we believe that excessive transfer activity (as we define it) or a specific transfer request or group of transfer requests may have a detrimental effect on Unit Values or the share prices of the Portfolios; or (b) we are informed by a Portfolio (e.g., by the Portfolio’s portfolio manager) that the purchase or redemption of shares in the Portfolio must be restricted because the Portfolio believes the transfer activity to which such purchase and redemption relates would have a detrimental effect on the share prices of the affected Portfolio. Without limiting the above, the most likely scenario where either of the above could occur would be if the aggregate amount of a trade or trades represented a relatively large proportion of the total assets of a particular Portfolio. In furtherance of our general authority to restrict transfers as described above, and without limiting other actions we may take in the future, we have adopted the following specific restrictions:

▪
With respect to each Sub-account (other than the AST Government Money Market Sub-account, or a Sub-account corresponding to a ProFund Portfolio), we track amounts exceeding a certain dollar threshold that were transferred into the Sub-account. If you transfer such amount into a particular Sub-account, and within 30 calendar days thereafter transfer (the “Transfer Out”) all or a portion of that amount into another Sub-account, then upon the Transfer Out, the former Sub-account becomes restricted (the “Restricted Sub-account”). Specifically, we will not permit subsequent transfers into the Restricted Sub-account for 90 calendar days after the Transfer Out if the Restricted Sub-account invests in a non-international Portfolio, or 180 calendar days after the Transfer Out if the Restricted Sub-account invests in an international Portfolio. For purposes of this rule, we (i) do not count transfers made in connection with one of our systematic programs, such as asset allocation and automated withdrawals;(ii) do not count any transfer that solely involves Sub-accounts corresponding to any ProFund Portfolio and/or the AST Government Money Market Portfolio; and (iii) do not categorize as a transfer the first transfer that you make after the Issue Date, if you make that transfer within 30 calendar days after the Issue Date. Even if an amount becomes restricted under the foregoing rules, you are still free to redeem the amount from your Annuity at any time.

▪
We reserve the right to effect exchanges on a delayed basis for all contracts. That is, we may price an exchange involving the Sub-accounts on the Valuation Day subsequent to the Valuation Day on which the exchange request was received. Before implementing such a practice, we would issue a separate written notice to Owners that explains the practice in detail.

If we deny one or more transfer requests under the foregoing rules, we will inform you or your financial professional promptly of the circumstances concerning the denial.
Contract owners in New York who purchased their contracts prior to March 15, 2004 are not subject to the specific restrictions outlined in bulleted paragraphs immediately above. In addition, there are contract owners of different variable annuity contracts that are funded through the same Separate Account that are not subject to the above-referenced transfer restrictions and, therefore, might make more numerous and frequent transfers than contract owners who are subject to such limitations. Finally, there are contract owners of other variable annuity contracts or variable life contracts that are issued by Prudential Annuities as well as other insurance companies that have the same underlying mutual fund portfolios available to them. Since some contract owners are not subject to the same transfer restrictions, unfavorable consequences associated with such frequent trading within the underlying mutual fund (e.g., greater portfolio turnover, higher transaction costs, or performance or tax issues) may affect all contract owners. Similarly, while contracts managed by a financial professional or third party investment advisor are subject to the restrictions on transfers between investment options that are discussed above, if the advisor manages a number of contracts in the same fashion unfavorable consequences may be associated with management activity since it may involve the movement of a substantial portion of an underlying mutual fund’s assets which may affect all contract owners invested in the affected options. Apart from jurisdiction-specific and contract differences in transfer restrictions, we will apply these rules uniformly (including contracts managed by a financial professional or third party investment advisor), and will not waive a transfer restriction for any contract owner.
Although our transfer restrictions are designed to prevent excessive transfers, they are not capable of preventing every potential occurrence of excessive transfer activity. The Portfolios have adopted their own policies and procedures with respect to excessive trading of their respective shares, and we reserve the right to enforce any such current or future policies and procedures. The prospectuses for the Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Under SEC rules, we are required to: (1) enter into a written agreement with each Portfolio or its principal underwriter or its transfer agent that obligates us to provide to the Portfolio promptly upon request certain information about the trading activity of individual contract owners (including an Annuity Owner’s TIN number), and (2) execute instructions from the Portfolio to restrict or prohibit further purchases or transfers by specific Owners who violate the excessive trading policies established by the Portfolio. In addition, you should be aware that some Portfolios may receive “omnibus” purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the portfolios in their ability to apply their excessive trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Portfolios (and thus Annuity Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Portfolios.
A Portfolio also may assess a short term trading fee (redemption fee) in connection with a transfer out of the Sub-account investing in that Portfolio that occurs within a certain number of days following the date of allocation to the Sub-account. Each Portfolio determines the amount of the short term trading fee and when the fee is imposed. The fee is retained by or paid to the Portfolio and is not retained by us. The fee will be deducted from your Account Value, to the extent allowed by law. At present, no Portfolio has adopted a short-term trading fee.
DO YOU OFFER DOLLAR COST AVERAGING?
Yes. As discussed below, we offer Dollar Cost Averaging programs during the accumulation period. In general, Dollar Cost Averaging allows you to systematically transfer an amount periodically from one investment option to one or more other investment options. You can choose to transfer earnings only, principal plus earnings or a flat dollar amount. You may elect a Dollar Cost Averaging program that transfers amounts monthly, quarterly, semi-annually, or annually from Sub-accounts, or a program that transfers amounts monthly from Fixed Allocations or DCA Fixed Rate Options. By investing amounts on a regular basis instead of investing the total amount at one time, Dollar Cost Averaging may decrease the effect of Sub-account fluctuation on the investment of your Purchase Payment. This may result in a lower average cost of units over time. However, there is no guarantee that Dollar Cost Averaging will result in a profit or protect against a loss in a declining market. We do not deduct a charge for participating in a Dollar Cost Averaging program.
You can Dollar Cost Average from Sub-accounts, the Fixed Allocations or the DCA Fixed Rate Options. Dollar Cost Averaging from Fixed Allocations is subject to a number of rules that include, but are not limited to the following:

▪	You may only use Fixed Allocations with Guarantee Periods of 1, 2 or 3 years (except for the DCA Fixed Rate Options).

▪
You may only Dollar Cost Average earnings or principal plus earnings. If transferring principal plus earnings, the program must be designed to last the entire Guarantee Period for the Fixed Allocation.

▪	Dollar Cost Averaging transfers from Fixed Allocations are not subject to a Market Value Adjustment.
NOTE: When a Dollar Cost Averaging program is established from a Fixed Allocation or a DCA Fixed Rate Option, the fixed rate of interest we credit to your Account Value is applied to a declining balance due to the transfers of Account Value to the Sub-accounts. This will reduce the effective rate of return on the Fixed Allocation or a DCA Fixed Rate Option over the Guarantee Period or the duration of the program, respectively.
The Dollar Cost Averaging programs are not available if you have elected an automatic rebalancing program or an asset allocation program. Dollar Cost Averaging from Fixed Allocations also is not available if you elect certain optional benefits.
Prudential Annuities originally offered specific Fixed Allocations with Guarantee Periods of 6 months or 12 months exclusively for use with a Dollar Cost Averaging program on the APEX II product. Those 6 month/12 month Fixed Allocations were designed to automatically transfer Account Value in either 6 or 12 payments under a Dollar Cost Averaging program. Dollar Cost Averaging transfers commenced on the date the Fixed Allocation was established, and then proceeded each month following until the entire principal amount plus earnings was transferred. Fixed Allocations could only be established with your initial Purchase Payment or additional purchase payments. You could not transfer existing Account Value to a Fixed Allocation. We discontinued offering these 6 and 12 month Fixed Allocations beginning on May 1, 2009.
Under our current Dollar Cost Averaging program used with Fixed Allocations, Account Value allocated to the Fixed Allocations will be transferred to the Sub-accounts you choose. If you terminate the Dollar Cost Averaging program before the entire principal amount plus earnings has been transferred to the Sub-account(s), you must transfer all remaining Account Value to any other investment option. Unless you provide alternate instructions at the time you terminate the Dollar Cost Averaging program, Account Value will be transferred to the AST Government Money Market Sub-account unless restricted due to benefit election. Transfers from Fixed Allocations as part of a Dollar Cost Averaging program are not subject to a Market Value Adjustment. However, a Market Value Adjustment will apply if you terminate the Dollar Cost Averaging program before the entire principal amount plus earnings has been transferred to the Sub-account(s). Please note that under the 6 or 12 Month DCA Program (described immediately below), no Market Value Adjustment applies.
6 OR 12 MONTH DOLLAR COST AVERAGING PROGRAM (THE “6 OR 12 MONTH DCA PROGRAM”). WE NO LONGER OFFER OUR 6 OR 12 MONTH DCA PROGRAM.
The 6 or 12 Month DCA Program was available for contracts issued between May 1, 2009 and October 31, 2011. The program is subject to our rules at the time of election and may not be available in conjunction with other programs and benefits we make available. We may discontinue, modify or amend this program from time to time. Highest Daily Lifetime 7 Plus, Spousal Highest Daily Lifetime 7 Plus, Highest Daily Lifetime 6 Plus, and Spousal Highest Daily Lifetime 6 Plus are the only optional living benefits and the Highest Anniversary Value death benefit and the Combination 5% Roll-up + HAV death benefit are the only death benefits you may participate in if you also participate in the 6 or 12 Month DCA Program, although you do not need to select any optional benefit to participate in the program. To participate in the 6 or 12 Month DCA Program, you must allocate at least a $2000 Purchase Payment to our DCA Fixed Rate Options. These DCA Fixed Rate Options are distinct from the Fixed Allocations described immediately above. Most notably, transfers out of a DCA Fixed Rate Option are never subject to a Market Value Adjustment. Dollar cost averaging does not assure a profit, or protect against a loss.
The key features of this Program are as follows:

▪	You may only allocate purchase payments to these DCA Fixed Rate Options. You may not transfer Account Value into this program.

▪
As part of your election to participate in the 6 or 12 Month DCA Program, you specify whether the monthly transfers under the 6 or 12 Month DCA Program are to be made over a 6 month or 12 month period. We then set the monthly transfer amount, by dividing the Purchase Payment (including any associated credit) you have allocated to the DCA Fixed Rate Options by the number of months. For example, if you allocated $6000, and selected a 6 month DCA Program, we would transfer $1000 each month. We will adjust the monthly transfer amount if, during the transfer period, the amount allocated to the DCA Fixed Rate Options is reduced (e.g., due to the deduction of the applicable portion of the fee for an optional benefit, withdrawals or due to a transfer of Account Value out of the DCA Fixed Rate Options initiated by the mathematical formula used with Highest Daily Lifetime 7 Plus, Spousal Highest Daily Lifetime 7 Plus Highest Daily Lifetime 6 Plus, or Spousal Highest Daily Lifetime 6 Plus. In that event, we will re-calculate the amount of each remaining transfer by dividing the amount in the DCA Fixed Rate Option by the number of remaining transfers. If the recalculated transfer amount is below the minimum transfer required by the program, we will transfer the remaining amount from the DCA Fixed Rate Option on the next scheduled transfer and terminate the program.

▪
Any withdrawals, transfers, or fees deducted from the DCA Fixed Rate Options will reduce the DCA Fixed Rate Options on a “last-in, first-out” basis. If you have only one 6 or 12 Month DCA Program in operation, withdrawals, transfers, or fees may be deducted from the DCA Fixed Rate Options associated with that Program. You may, however, have more than one 6 or 12 Month DCA Program operating at the same time (so long as any such additional 6 or 12 Month DCA Program is of the same duration). For example, you may have more than one 6 month DCA Program running, but may not have a 6 month Program running simultaneously with a 12 month Program. If you have multiple 6 or 12 Month DCA Programs running, then the above reference to “last-in, first-out” means that amounts will be deducted first from the DCA Fixed Rate Options associated with the 6 or 12 Month DCA Program that was established most recently.

▪
The first transfer under the Program occurs on the day you allocate a Purchase Payment to the DCA Fixed Rate Options (unless modified to comply with State law) and on each month following until the entire principal amount plus earnings is transferred.

▪	We do not count transfers under the 6 or 12 Month DCA Program against the number of free transfers allowed under your Annuity.

▪	The minimum transfer amount is $100, although we will not impose that requirement with respect to the final amount to be transferred under the Program.

▪
If you are not participating in Highest Daily Lifetime 7 Plus, Spousal Highest Daily Lifetime 7 Plus Highest Daily Lifetime 6 Plus, or Spousal Highest Daily Lifetime 6 Plus, we will make transfers under the 6 or 12 Month DCA Program to the Sub-accounts that you specified upon your election of the Program. If you are participating in any Highest Daily Lifetime 7 Plus benefit or Highest Daily Lifetime 6 Plus benefit, we will allocate amounts transferred out of the DCA Fixed Rate Options in the following manner: (a) if you are participating in the Custom Portfolios Program (we may have referred to the “Custom Portfolios Program” as the “Optional Allocation and Rebalancing Program” in other materials), we will allocate to the Sub-accounts in accordance with the rules of that program (b) if you are not participating in the Custom Portfolios Program, we will make transfers under the Program to the Sub-accounts that you specified upon your election of the Program, provided those instructions comply with the allocation requirements for Highest Daily Lifetime 7 Plus, Highest Daily Lifetime 6 Plus, Spousal Highest Daily Lifetime 7 Plus or Spousal Highest Daily Lifetime 6 Plus (as applicable) and (c) whether or not you participate in the Custom Portfolios Program, no portion of our monthly transfer under the 6 or 12 Month DCA Program will be directed initially to the AST Investment Grade Bond Sub-account (although the DCA Fixed Rate Option is treated as a “Permitted Sub-account” for purposes of transfers to the AST Investment Grade Bond Sub-account under the pre-determined mathematical formula under the Highest Daily Lifetime 7 Plus or Highest Daily Lifetime 6 Plus benefits) (see below).

▪
If you are participating in Highest Daily Lifetime 7 Plus, Spousal Highest Daily Lifetime 7 Plus, Highest Daily Lifetime 6 Plus or Spousal Highest Daily Lifetime 6 Plus and also are participating in the 6 or 12 Month DCA Program, and the formula under the benefit dictates a transfer from the Permitted Sub-accounts to the AST Investment Grade Bond Sub-account, then the amount to be transferred will be taken entirely from the Sub-accounts, provided there is sufficient Account Value in those Sub-accounts to meet the required transfer amount. Only if there is insufficient Account Value in those Sub-accounts will an amount be withdrawn from the DCA Fixed Rate Options associated with the 6 or 12 Month DCA Program. Amounts withdrawn from the DCA Fixed Rate Options under the formula will be taken on a last-in, first-out basis.

▪
If you are participating in one of our automated withdrawal programs (e.g., Systematic Withdrawals), we may include within that withdrawal program amounts held within the DCA Fixed Rate Options. If you have elected any Highest Daily Lifetime 7 Plus or Highest Daily Lifetime 6 Plus benefit, any withdrawals will be taken on a pro-rata basis from your Sub-accounts and the DCA Fixed Rate Options.

▪	We impose no fee for your participation in the 6 or 12 Month DCA Program.

▪
You may cancel the DCA Program at any time. If you do, we will transfer any remaining amount held within the DCA Fixed Rate Options according to your instructions. If you do not provide any such instructions, we will transfer any remaining amount held in the DCA Fixed Rate Options on a pro rata basis to the Sub-accounts in which you are invested currently. If any such Sub-account is no longer available, we may allocate the amount that would have been applied to that Sub-account to the AST Government Money Market Sub-account.

▪
You cannot utilize “rate lock” with the 6 or 12 Month DCA Program. The interest rate we credit under the program will be the rate on the date the purchase payment is allocated to the 6 or 12 Month DCA Program.

▪
We credit interest to amounts held within the DCA Fixed Rate Options at the applicable declared rates. We credit such interest until the earliest of the following (a) the date the entire amount in the DCA Fixed Rate Option has been transferred out (b) the date the entire amount in the DCA Fixed Rate Option is withdrawn (c) the date as of which any death benefit payable is determined or (d) the Annuity Date.

▪
The interest rate earned in a DCA Fixed Rate Option will be no less than the minimum guaranteed interest rate. We may, from time to time, declare new interest rates for new purchase payments that are higher than the minimum guaranteed interest rate. Please note that the interest rate that we apply under the 6 or 12 Month DCA Program is applied to a declining balance. Therefore, the amount of interest you receive will decrease as amounts are systematically transferred from the DCA Fixed Rate Option to the Sub-accounts, and the effective interest rate earned will therefore be less than the declared interest rate.

▪	The 6 or 12 Month DCA Program may be referred to in your Rider and/or the Application as the “Enhanced Dollar Cost Averaging Program.”
NOTE: When a 6 or 12 month DCA program is established from a DCA Fixed Rate Option, the fixed rate of interest we credit to your Account Value is applied to a declining balance due to the transfers of Account Value to the Sub-accounts (including any transfers under an optional benefit formula). This will reduce the effective rate of return on the DCA fixed rate option.
DO YOU OFFER ANY AUTOMATIC REBALANCING PROGRAMS?
Yes. During the accumulation period, we offer Automatic Rebalancing among the Sub-accounts you choose. You can choose to have your Account Value rebalanced monthly, quarterly, semi-annually, or annually. On the appropriate date, the Sub-accounts you chose are rebalanced to the allocation percentages you requested. With Automatic Rebalancing, we transfer the appropriate amount from the “overweighted” Sub-accounts to the “underweighted” Sub-accounts to return your allocations to the percentages you request. For example, over time the performance of the Sub-accounts will differ, causing your percentage allocations to shift. We also offer the Custom Portfolios Program (we may have referred to the “Custom Portfolios Program” as the “Optional Allocation and Rebalancing Program” in other materials), which is available if you have elected one of the Highest Daily Lifetime Seven, Highest Daily Lifetime 7 Plus, Highest Daily Lifetime 6 Plus, Highest Daily GRO II, or GRO Plus II benefits.
Any transfer to or from any Sub-account that is not part of your Automatic Rebalancing program, will be made; however, that Sub-account will not become part of your rebalancing program unless we receive instructions from you indicating that you would like such option to become part of the program.
There is no minimum Account Value required to enroll in Automatic Rebalancing. All rebalancing transfers as part of an Automatic Rebalancing program are not included when counting the number of transfers each year toward the maximum number of free transfers. We do not deduct a charge for participating in an Automatic Rebalancing program. Participation in the Automatic Rebalancing program may be restricted if you are enrolled in certain other optional programs. Sub-accounts that are part of a Systematic Withdrawal program or Dollar Cost Averaging program will be excluded from an Automatic Rebalancing program.
If you are participating in an optional living benefit (such as Highest Daily Lifetime 6 Plus) that makes transfers under a pre-determined mathematical formula, and you have opted for automatic rebalancing; you should be aware that: (a) the AST bond portfolio used as part of the pre-determined mathematical formula will not be included as part of automatic rebalancing and (b) the operation of the formula may result in the rebalancing not conforming to the percentage allocations that you specified originally as part of your Automatic Rebalancing Program.
ARE ANY ASSET ALLOCATION PROGRAMS AVAILABLE?
We currently do not offer any asset allocation programs for use with your Annuity. Prior to December 5, 2005, we made certain asset allocation programs available. If you enrolled in one of the asset allocation programs prior to December 5, 2005, see the Appendix D entitled, “Additional Information on the Asset Allocation Programs” for more information on how the programs are administered.
WHAT IS THE BALANCED INVESTMENT PROGRAM?
We offer a balanced investment program where a portion of your Account Value is allocated to a Fixed Allocation and the remaining Account Value is allocated to the Sub-accounts that you select. When you enroll in the Balanced Investment Program, you choose the duration that you wish the program to last. This determines the duration of the Guarantee Period for the Fixed Allocation. Based on the fixed rate for the Guarantee Period chosen, we calculate the portion of your Account Value that must be allocated to the Fixed Allocation to grow to a specific “principal amount” (such as your initial Purchase Payment). We determine the amount based on the rates then in effect for the Guarantee Period you choose. If you continue the program until the end of the Guarantee Period and make no withdrawals or transfers, at the end of the Guarantee Period, the Fixed Allocation will have grown to equal the “principal amount”. Withdrawals or transfers from the Fixed Allocation before the end of the Guarantee Period will terminate the program and may be subject to a Market Value Adjustment (which may be positive or negative). You can transfer the Account Value that is not allocated to the Fixed Allocation between any of the Sub-accounts available under your Annuity. Account Value you allocate to the Sub-accounts is subject to Sub-account fluctuations and may increase or decrease in value. We do not deduct a charge for participating in the Balanced Investment Program. This program is not available if your Annuity is held as a Beneficiary Annuity.
Example
Assume you invest $100,000. You choose a 10-year program and allocate a portion of your Account Value to a Fixed Allocation with a 10-year Guarantee Period. The rate for the 10-year Guarantee Period is 2.50%*. Based on the fixed interest rate for the Guarantee Period chosen, the factor is 0.781198 for determining how much of your Account Value will be allocated to the Fixed Allocation. That means that $78,120 will be allocated to the Fixed Allocation and the remaining Account Value ($21,880) will be allocated to the Sub-accounts. Assuming that you do not make any withdrawals or transfers from the Fixed Allocation, it will grow to $100,000 at the end of the Guarantee Period. Of course we cannot predict the value of the remaining Account Value that was allocated to the Sub-accounts.

*	The rate in this example is hypothetical and may not reflect the current rate for Guarantee Periods of this duration.
MAY I GIVE MY FINANCIAL PROFESSIONAL PERMISSION TO FORWARD TRANSACTION INSTRUCTIONS?
Yes. Subject to our rules, your financial professional may forward instructions regarding the allocation of your Account Value, and request financial transactions involving investment options. If your financial professional has this authority, we deem that all transactions that are directed by your financial professional with respect to your Annuity have been authorized by you. You must contact us immediately if and when you revoke such authority. We will not be responsible for acting on instructions from your financial professional until we receive notification of the revocation of such person’s authority. We may also suspend, cancel or limit these privileges at any time. We will notify you if we do.
MAY I AUTHORIZE MY THIRD PARTY INVESTMENT ADVISOR TO MANAGE MY ACCOUNT?
Yes. You may engage your own investment advisor to manage your account. These investment advisors may be firms or persons who also are appointed by us, or whose affiliated broker-dealers are appointed by us, as authorized sellers of the Annuities. Even if this is the case, however, please note that the investment advisor you engage to provide advice and/or make transfers for you, is not acting on our behalf, but rather is acting on your behalf. We do not offer advice about how to allocate your Account Value under any circumstance. As such, we are not responsible for any recommendations such investment advisors make, any investment models or asset allocation programs they choose to follow or any specific transfers they make on your behalf. Please note that if you have engaged a third-party investment advisor to provide asset allocation services with respect to your Annuity, we may not allow you to elect an optional benefit that requires investment in an asset allocation Portfolio and/or that involves mandatory Account Value transfers (e.g. Highest Daily GRO).
It is your responsibility to arrange for the payment of the advisory fee charged by your investment advisor. Similarly, it is your responsibility to understand the advisory services provided by your investment advisor and the advisory fees charged for the services.
We or an affiliate of ours may provide administrative support to licensed, registered financial professionals or investment advisors who you authorize to make financial transactions on your behalf. We may require financial professionals or investment advisors, who are authorized by multiple contract owners to make financial transactions, to enter into an administrative agreement with Prudential Annuities as a condition of our accepting transactions on your behalf. The administrative agreement may impose limitations on the financial professional’s or investment advisor’s ability to request financial transactions on your behalf. These limitations are intended to minimize the detrimental impact of a financial professional who is in a position to transfer large amounts of money for multiple clients in a particular Portfolio or type of portfolio or to comply with specific restrictions or limitations imposed by a Portfolio(s) of Prudential Annuities.
Please Note: Annuities where your financial professional or investment advisor has the authority to forward instruction on financial transactions are also subject to the restrictions on transfers between investment options that are discussed in the section entitled “ARE THERE RESTRICTIONS OR CHARGES ON TRANSFERS BETWEEN INVESTMENT OPTIONS?” Since transfer activity directed by a financial professional or third party investment adviser may result in unfavorable consequences to all contract owners invested in the affected options, we reserve the right to limit the investment options available to a particular Owner where such authority as described above has been given to a financial professional or investment advisor or impose other transfer restrictions we deem necessary. The administrative agreement may limit the available investment options, require advance notice of large transactions, or impose other trading limitations on your financial professional. Your financial professional will be informed of all such restrictions on an ongoing basis. We may also require that your financial professional transmit all financial transactions using the electronic trading functionality available through our Internet website (www.prudentialannuities.com).
Limitations that we may impose on your financial professional or investment advisor under the terms of the administrative agreement do not apply to financial transactions requested by an Owner on their own behalf, except as otherwise described in this Prospectus.
HOW DO THE FIXED ALLOCATIONS WORK?
We credit a fixed interest rate to the Fixed Allocation so long as you remain invested for a set period of time called a “Guarantee Period.” (Note that the discussion in this section of Guarantee Periods is not applicable to the Benefit Fixed Rate Account and the DCA Fixed Rate Options). Fixed Allocations currently are offered with Guarantee Periods from 1 to 10 years. We may make Fixed Allocations of different durations available in the future, including Fixed Allocations offered exclusively for use with certain optional investment programs. Fixed Allocations may not be available in all states and may not always be available for all Guarantee Periods depending on market factors and other considerations.
The interest rate credited to a Fixed Allocation is the rate in effect when the Guarantee Period begins and does not change so long as you remain invested for the Guarantee Period. The rates are an effective annual rate of interest. We determine the interest rates, in our sole discretion, for the various Guarantee Periods. At the time that we confirm your Fixed Allocation, we will advise you of the interest rate in effect and the date your Fixed Allocation matures. We may change the rates we credit new Fixed Allocations at any time. Any change in interest rate does not affect Fixed Allocations that were in effect before the date of the change. To inquire as to the current rates for Fixed Allocations, please call 1-888-PRU-2888 or at www.prudentialannuities.com.
A Guarantee Period for a Fixed Allocation begins:

▪	when all or part of a net Purchase Payment is allocated to that particular Guarantee Period;

▪	upon transfer of any of your Account Value to a Fixed Allocation for that particular Guarantee Period; or

▪	when you “renew” a Fixed Allocation by electing a new Guarantee Period.
To the extent permitted by law, we may establish different interest rates for Fixed Allocations offered to a class of Owners who choose to participate in various optional investment programs we make available. This may include, but is not limited to, Owners who elect to use Fixed Allocations under a dollar cost averaging program (see “Do You Offer Dollar Cost Averaging?”) or the Balanced Investment Program.
Prudential Annuities may offer Fixed Allocations with Guarantee Periods of 3 months or 6 months exclusively for use as a short-term Fixed Allocation (“Short-term Fixed Allocations”). Short-term Fixed Allocations may only be established with your initial Purchase Payment or additional purchase payments. You may not transfer existing Account Value to a Short-term Fixed Allocation. We reserve the right to terminate offering these special purpose Fixed Allocations at any time.
On the Maturity Date of the Short-term Fixed Allocation, the Account Value will be transferred to the Sub-account(s) you choose at the inception of the program. If no instructions are provided, such Account Value will be transferred to the AST Government Money Market Sub-account. Short-term Fixed Allocations may not be renewed on the Maturity Date. If you surrender the Annuity or transfer any Account Value from the Short-term Fixed Allocation to any other investment option before the end of the Guarantee Period, a Market Value Adjustment will apply.
HOW DO YOU DETERMINE RATES FOR FIXED ALLOCATIONS?
We do not have a specific formula for determining the fixed interest rates for Fixed Allocations. Generally the interest rates we offer for Fixed Allocations will reflect the investment returns available on the types of investments we make to support our fixed rate guarantees. These investment types may include cash, debt securities guaranteed by the United States government and its agencies and instrumentalities, money market instruments, corporate debt obligations of different durations, private placements, asset-backed obligations and municipal bonds. In determining rates we also consider factors such as the length of the Guarantee Period for the Fixed Allocation, regulatory and tax requirements, liquidity of the markets for the type of investments we make, commissions, administrative and investment expenses, our insurance risks in relation to the Fixed Allocations, general economic trends and competition. Some of these considerations are similar to those we consider in determining the Insurance Charge that we deduct from Account Value allocated to the Sub-accounts. For some of the same reasons that we deduct the Insurance Charge against the Account Value allocated to the Sub-accounts, we also take into consideration mortality, expense, administration, profit and other factors in determining the interest rates we credit to Fixed Allocations, and therefore, we credit lower interest rates due to the existence of these factors than we otherwise would.
We will credit interest on a new Fixed Allocation in an existing Annuity at a rate not less than the rate we are then crediting to Fixed Allocations for the same Guarantee Period selected by new Annuity purchasers in the same class.
The interest rate we credit for a Fixed Allocation may be subject to a minimum rate which may vary by state. Please refer to the Statement of Additional Information. In certain states, the interest rate may be subject to a minimum under state law or regulation.
HOW DOES THE MARKET VALUE ADJUSTMENT WORK?
If you transfer or withdraw Account Value from a MVA Fixed Allocation more than 30 days before the end of its Guarantee Period, we will adjust the value of your investment based on a formula, called a “Market Value Adjustment” or “MVA”. Under certain optional benefits (such as GRO and GRO Plus) a formula transfers amounts between the MVA Fixed Allocations and the Permitted Sub-accounts. The amount of any Market Value Adjustment can be either positive or negative, depending on the movement of a combination of Strip Yields on Strips and an Option-adjusted Spread (each as defined below) between the time that you purchase the Fixed Allocation and the time you make a transfer or withdrawal. The Market Value Adjustment formula compares the combination of Strip Yields for Strips and the Option-adjusted Spreads as of the date the Guarantee Period began with the combination of Strip Yields for Strips and the Option-adjusted Spreads as of the date the MVA is being calculated. Any Market Value Adjustment that applies will be subject to our rules for complying with applicable state law.

▪	“Strips” are a form of security where ownership of the interest portion of United States Treasury securities are separated from ownership of the underlying principal amount or corpus.

▪	“Strip Yields” are the yields payable on coupon Strips of United States Treasury securities.

▪
“Option-adjusted Spread” is the difference between the yields on corporate debt securities (adjusted to disregard options on such securities) and government debt securities of comparable duration. We currently use the ICE BofAML 1 to 10 year Investment Grade Corporate Bond Index of Option-adjusted Spreads.

Source ICE Data Indices, LLC, used with permission. ICE Data Indices, LLC IS LICENSING THE ICE DATA INDICES AND RELATED DATA "AS IS," MAKES NO WARRANTIES REGARDING SAME, DOES NOT GUARANTEE THE SUITABILITY, QUALITY, ACCURACY, TIMELINESS, AND/OR COMPLETENESS OF THE ICE DATA INDICES OR ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM, ASSUMES NO LIABILITY IN CONNECTION WITH THEIR USE, AND DOES NOT SPONSOR, ENDORSE, OR RECOMMEND PRUDENTIAL, OR ANY OF ITS PRODUCTS OR SERVICES.
MVA Formula
The MVA formula is applied separately to each MVA Fixed Allocation to determine the Account Value of the MVA Fixed Allocation on a particular date. The formula is as follows:
[(1+I)/(1+J+0.0010)]^(N/365)
where:
I is the Strip Yield as of the start date of the Guarantee Period for coupon Strips maturing at the end of the applicable Guarantee Period plus the Option-adjusted Spread. If there are no Strips maturing at that time, we will use the Strip Yield for the Strips maturing as soon as possible after the Guarantee Period ends.

J is the Strip Yield as of the date the MVA formula is being applied for coupon Strips maturing at the end of the applicable Guarantee Period plus the Option-adjusted Spread. If there are no Strips maturing at that time, we will use the Strip Yield for the Strips maturing as soon as possible after the Guarantee Period ends.
N is the number of days remaining in the original Guarantee Period.
The denominator of the MVA formula includes a factor, currently equal to 0.0010 or 0.10%. The factor is an adjustment that is applied when an MVA is assessed (regardless of whether the MVA is positive or negative) and, relative to when no factor is applied, will reduce the amount being surrendered or transferred from the MVA Fixed Allocation.
If you surrender your Annuity under the right to cancel provision, the MVA formula is:
[(1 + I)/(1 + J)]^(N/365)
MVA Examples
The following hypothetical examples show the effect of the MVA in determining Account Value. Assume the following:

▪
You allocate $50,000 into a MVA Fixed Allocation (we refer to this as the “Allocation Date” in these examples) with a Guarantee Period of 5 years (we refer to this as the “Maturity Date” in these examples).

▪	The Strip Yields for coupon Strips beginning on Allocation Date and maturing on Maturity Date plus the Option-adjusted Spread is 5.50% (I = 5.50%).

▪	You make no withdrawals or transfers until you decide to withdraw the entire MVA Fixed Allocation after exactly three (3) years, at which point 730 days remain before the Maturity Date (N = 730).
Example of Positive MVA
Assume that at the time you request the withdrawal, the Strip Yields for Strips maturing on the Maturity Date plus the Option-adjusted Spread is 4.00% (J = 4.00%). Based on these assumptions, the MVA would be calculated as follows:
MVA Factor = [(1+I)/(1+J+0.0010)]^(N/365) = [1.055/1.041]2 = 1.027078
Interim Value = $57,881.25
Account Value after MVA = Interim Value X MVA Factor = $59,448.56
Example of Negative MVA
Assume that at the time you request the withdrawal, the Strip Yields for Strips maturing on the Maturity Date plus the Option-adjusted Spread is 7.00% (J = 7.00%). Based on these assumptions, the MVA would be calculated as follows:
MVA Factor = [(1+I)/(1+J+0.0010)]^(N/365) = [1.055/1.071]2 = 0.970345
Interim Value = $57,881.25
Account Value after MVA = Interim Value X MVA Factor = $56,164.78.
WHAT HAPPENS WHEN MY GUARANTEE PERIOD MATURES?
The “Maturity Date” for a MVA Fixed Allocation is the last day of the Guarantee Period (note that the discussion in this section of Guarantee Periods is not applicable to the Fixed Allocations used with a dollar cost averaging program, the Benefit Fixed Rate Account, and the DCA Fixed Rate options). Before the Maturity Date, you may choose to renew the MVA Fixed Allocation for a new Guarantee Period of the same or different length or you may transfer all or part of that MVA Fixed Allocation’s Account Value to another MVA Fixed Allocation or to one or more Sub-accounts. We will not charge a MVA if you choose to renew a MVA Fixed Allocation on its Maturity Date or transfer the Account Value to one or more Sub-accounts. We will notify you before the end of the Guarantee Period about the fixed interest rates that we are currently crediting to all MVA Fixed Allocations that are being offered. The rates being credited to Fixed Allocations may change before the Maturity Date.
If you do not specify how you want a Fixed Allocation to be allocated on its maturity date, we will then transfer the Account Value in the Fixed Allocation to the AST Government Money Market Sub-account. You can then elect to allocate the Account Value to any of the Sub-accounts or to a new Fixed Allocation.

ACCESS TO ACCOUNT VALUE
WHAT TYPES OF DISTRIBUTIONS ARE AVAILABLE TO ME?
During the accumulation period you can access your Account Value through partial withdrawals, Systematic Withdrawals, and where required for tax purposes, Required Minimum Distributions (“RMD”). You can also surrender your Annuity at any time. Depending on your instructions, we may deduct a portion of the Account Value being withdrawn or surrendered as a CDSC, if applicable. If you surrender your Annuity, in addition to any CDSC, we may deduct the Annual Maintenance Fee, any Tax Charge that applies and the charge for any optional benefits. We may also apply a Market Value Adjustment to MVA Fixed Allocations being withdrawn or surrendered. Certain amounts may be available to you each Annuity Year that are not subject to a CDSC. These are called “Free Withdrawals.” Unless you notify us differently, as permitted, withdrawals are taken pro-rata based on the Account Value in the investment options at the time we receive your withdrawal request. Each of these types of distributions is described more fully below.
If you participate in certain Lifetime Guaranteed Minimum Withdrawal Benefits, and you take a withdrawal deemed to be Excess Income that brings your Account Value to zero, both the benefit and the Annuity itself may terminate. See “Living Benefits” later in this prospectus for more information.
ARE THERE TAX IMPLICATIONS FOR DISTRIBUTIONS FROM NONQUALIFIED ANNUITIES?
During the Accumulation Period
For federal income tax purposes, a distribution during the accumulation period is deemed to come first from any “gain” in your Annuity and second as a return of your “tax basis”, if any. Distributions from your Annuity are generally subject to ordinary income taxation on the amount of any investment gain unless the distribution qualifies as a non-taxable exchange or transfer. If you take a distribution prior to the taxpayer’s age 59 1/2, you may be subject to a 10% penalty in addition to ordinary income taxes on any gain. You may wish to consult a professional tax advisor for advice before requesting a distribution.
During the Annuitization Period
During the annuitization period, a portion of each annuity payment is taxed as ordinary income at the tax rate you are subject to at the time of the payment. The Code and regulations have “exclusionary rules” that we use to determine what portion of each annuity payment should be treated as a return of any tax basis you have in your Annuity. Once the tax basis in your Annuity has been distributed, the remaining annuity payments are taxable as ordinary income. The tax basis in your Annuity may be based on the tax-basis from a prior contract in the case of a 1035 exchange or other qualifying transfer.
There may also be tax implications on distributions from qualified Annuities. See “Tax Considerations” for information about qualified Annuities and for additional information about nonqualified Annuities.
CAN I WITHDRAW A PORTION OF MY ANNUITY?
Yes, you can make a withdrawal during the accumulation period.

▪
To meet liquidity needs, you can withdraw a limited amount from your Annuity during each Annuity Year without application of any CDSC. We call this the “Free Withdrawal” amount. The Free Withdrawal amount is not available if you choose to surrender your Annuity. Amounts withdrawn as a Free Withdrawal do not reduce the amount of CDSC that may apply upon a subsequent withdrawal or surrender of your Annuity. After any partial withdrawal, your Annuity must have a Surrender Value of at least $1,000, or we may treat the partial withdrawal request as a request to fully surrender your Annuity. The minimum Free Withdrawal you may request is $100.

▪	You can also make withdrawals in excess of the Free Withdrawal amount. The minimum partial withdrawal you may request is $100.
To determine if a CDSC applies to partial withdrawals, we:

1.	First determine what, if any, amounts qualify as a Free Withdrawal. These amounts are not subject to the CDSC.

2.
Next determine what, if any, remaining amounts are withdrawals of Purchase Payments. Amounts in excess of the Free Withdrawal amount will be treated as withdrawals of Purchase Payments, as described in “Fees, Charges and Deductions – Contingent Deferred Sales Charge (“CDSC”)” earlier in this prospectus. These amounts may be subject to the CDSC. Purchase Payments are withdrawn on a first-in, first-out basis. (This step does not apply if all Purchase Payments have been previously withdrawn.)

3.	Withdraw any remaining amounts from any other Account Value. These amounts are not subject to the CDSC.
You may request a withdrawal for an exact dollar amount after deduction of any CDSC that applies (called a “net withdrawal”) or request a gross withdrawal from which we will deduct any CDSC that applies, resulting in less money being payable to you than the amount you requested. If you request a net withdrawal, the amount deducted from your Account Value to pay the CDSC may also be subject to a CDSC.
Partial withdrawals may also be available following annuitization but only if you choose certain annuity payment options. (Note, however, that we do not permit commutation once annuity payments have commenced).
To request the forms necessary to make a withdrawal from your Annuity, call 1-888-PRU-2888 or visit our Internet Website at www.prudentialannuities.com.

HOW MUCH CAN I WITHDRAW AS A FREE WITHDRAWAL?
The maximum Free Withdrawal amount during each Annuity Year is equal to 10% of all purchase payments that are subject to a CDSC. Withdrawals made within an Annuity Year reduce the Free Withdrawal amount available for the remainder of the Annuity Year. If you do not make a withdrawal during an Annuity Year, you are not allowed to carry over the Free Withdrawal amount to the next Annuity Year.
CAN I MAKE PERIODIC WITHDRAWALS FROM MY ANNUITY DURING THE ACCUMULATION PERIOD?
Yes. Our systematic withdrawal program is an administrative program designed for you to withdraw a specified amount from your Annuity on an automated basis at the frequency you select (“systematic withdrawals”). This program is available to you at no additional charge. We may cease offering this program or change the administrative rules related to the program at any time on a non-discriminatory basis.
You may not have a systematic withdrawal program, as described in this section, if you are receiving substantially equal periodic payments under Sections 72(t) or 72(q) of the Code or Required Minimum Distributions.
You may terminate your systematic withdrawal program at any time. Ownership changes to, and assignment of, your Annuity will terminate any systematic withdrawal program on the Annuity as of the effective date of the change or assignment. Requesting partial withdrawals while you have a systematic withdrawal program may also terminate your systematic withdrawal program as described below.
Systematic withdrawals can be made from your Account Value allocated to the Sub-accounts or certain MVA Options. Please note that systematic withdrawals may be subject to any applicable CDSC and/or an MVA. We will determine whether a CDSC applies and the amount in the same way as we would for a partial withdrawal.
The minimum amount for each systematic withdrawal is $100. If any scheduled systematic withdrawal is for less than $100 (which may occur under a program that provides payment of an amount equal to the earnings in your Annuity for the period requested), we may postpone the withdrawal and add the expected amount to the amount that is to be withdrawn on the next scheduled systematic withdrawal.
If you do not have an optional benefit, we will withdraw systematic withdrawals from the Investment Options you have designated (your “designated Investment Options”). If you do not designate Investment Options for systematic withdrawals, we will withdraw systematic withdrawals pro rata based on the Account Value in the Investment Options at the time we pay out your withdrawal. “Pro rata” means that the percentage of each Investment Option withdrawn is the same percentage that the Investment Option bears to the total Account Value. For any scheduled systematic withdrawal for which you have elected a specific dollar amount and have specified percentages to be withdrawn from your designated Investment Options, if the amounts in your designated Investment Options cannot satisfy such instructions, we will withdraw systematic withdrawals pro rata (as described above) based on the Account Value across all of your Investment Options.
If you have a Guaranteed Lifetime Minimum Withdrawal Benefit or the Guaranteed Minimum Withdrawal Benefit (GMWB) and elect, or have elected, to receive withdrawals under the benefit using our systematic withdrawal program, please be advised of the current administrative rules associated with this program:

▪	Excluding Lifetime Five and GMWB, systematic withdrawals must be taken from your Account Value on a pro rata basis from the Investment Options at the time we process each withdrawal.

▪
If you either have an existing or establish a new systematic withdrawal program for a) your Annual Income Amount, Annual Withdrawal Amount (only applicable to Lifetime Five), Protected Annual Withdrawal Amount (only applicable to GMWB) or LIA Amount (only applicable to a Lifetime Income Accelerator Benefit) or b) for a designated amount that is less than your Annual Income Amount, Protected Annual Withdrawal Amount, or LIA Amount, and we receive a request for a partial withdrawal from your Annuity in Good Order, we will process your partial withdrawal request and may cancel your systematic withdrawal program.

Gross Withdrawal or Net Withdrawal. Generally, you can request either a gross withdrawal or a net withdrawal. If, however, you are taking your withdrawal under your living benefit as described above through our Systematic Withdrawal program, you will only be permitted to take that withdrawal on a gross basis. In a gross withdrawal, you request a specific withdrawal amount with the understanding that the amount you actually receive is reduced by an applicable CDSC or tax withholding. In a net withdrawal, you request a withdrawal for an exact dollar amount with the understanding that any applicable deduction for CDSC or tax withholding is taken from your Account Value. This means that an amount greater than the amount of your requested withdrawal will be deducted from your Unadjusted Account Value. To make sure that you receive the full amount requested, we calculate the entire amount, including the amount generated due to the CDSC or tax withholding, that will need to be withdrawn. We then apply the CDSC or tax withholding to that entire amount. As a result, you will pay a greater CDSC or have more tax withheld if you elect a net withdrawal.

▪
If you either have or establish a new systematic withdrawal program for an amount greater than your Annual Income Amount, Annual Withdrawal Amount, Protected Annual Withdrawal Amount or LIA Amount, it is important to note that these systematic withdrawals may result in Excess Income which will negatively impact your guaranteed withdrawal amounts available in future Annuity Years. Taking partial withdrawals in addition to your systematic withdrawal program will further increase the impact on your future guaranteed withdrawal amounts.

▪	For a discussion of how a withdrawal of Excess Income would impact your optional living benefits, see “Living Benefits” later in this prospectus.
DO YOU OFFER A PROGRAM FOR WITHDRAWALS UNDER SECTIONS 72(t) AND 72(q) OF THE INTERNAL REVENUE CODE?
Yes. If your Annuity is used as a funding vehicle for certain retirement plans that receive special tax treatment under Sections 401, 403(b), 408 or 408A of the Code, Section 72(t) of the Code may provide an exception to the 10% penalty tax on distributions made prior to age 59 1/2 if you elect to receive distributions as a series of “substantially equal periodic payments”. For Annuities issued as Nonqualified Annuities, the Code may provide a similar exception to the 10% penalty tax under Section 72(q) of the Code. Distributions received under these provisions in any Annuity Year that exceed the maximum amount available as a free withdrawal will be subject to any applicable CDSC. We may apply a Market Value Adjustment to any MVA Fixed Allocations. To request a program that complies with Section 72(t)/72(q), you must provide us with certain required information in writing on a form acceptable to us. We may require advance notice to allow us to calculate the amount of 72(t)/72(q) withdrawals. The Surrender Value of your Annuity must be at least $20,000 before we will allow you to begin a program for withdrawals under Section 72(t)/72(q). The minimum amount for any such withdrawal is $100 and payments may be made monthly, quarterly, semi-annually or annually.
You may also annuitize your contract and begin receiving payments for the remainder of your life (or life expectancy) as a means of receiving income payments before age 59 1/2 that are not subject to the 10% penalty.
WHAT ARE REQUIRED MINIMUM DISTRIBUTIONS AND WHEN WOULD I NEED TO MAKE THEM?
(See “Tax Considerations” for a further discussion of Required Minimum Distributions.)
Required Minimum Distributions are a type of Systematic Withdrawal we allow to meet distribution requirements under Sections 401, 403(b) or 408 of the Code. Required Minimum Distribution rules do not apply to Roth IRAs during the Owner’s lifetime. Under the Code, you may be required to begin receiving periodic amounts from your Annuity. In such case, we will allow you to make Systematic Withdrawals in amounts that satisfy the Required Minimum Distribution rules under the Code. We do not assess a CDSC on Required Minimum Distributions from your Annuity if you are required by law to take such Required Minimum Distributions from your Annuity at the time it is taken, provided the amount withdrawn is the amount we calculate as the RMD and is paid out through a program of systematic withdrawals that we make available. However, a CDSC (if applicable) may be assessed on that portion of a Systematic Withdrawal that is taken to satisfy the Required Minimum Distribution provisions in relation to other savings or investment plans under other qualified retirement plans not maintained with Prudential Annuities. However, no MVA will be assessed on a withdrawal taken to meet RMD requirements applicable to your Annuity.
The amount of the Required Minimum Distribution for your particular situation may depend on other annuities, savings or investments. We will only calculate the amount of your Required Minimum Distribution based on the value of your Annuity. We require three (3) days advance written notice to calculate and process the amount of your payments. You may elect to have Required Minimum Distributions paid out monthly, quarterly, semi-annually or annually. The $100 minimum amount that applies to Systematic Withdrawals applies to monthly Required Minimum Distributions but does not apply to Required Minimum Distributions taken out on a quarterly, semi-annual or annual basis.
You may also annuitize your contract and begin receiving payments for the remainder of your life (or life expectancy) as a means of receiving income payments and satisfying the Required Minimum Distribution provisions under the Code.
CAN I SURRENDER MY ANNUITY FOR ITS VALUE?
Yes. During the accumulation period you can surrender your Annuity at any time. Upon surrender, you will receive the Surrender Value. Upon surrender of your Annuity, you will no longer have any rights under the surrendered Annuity.
For purposes of calculating any applicable CDSC on surrender, the purchase payments being withdrawn may be greater than your remaining Account Value or the amount of your withdrawal request. This is most likely to occur if you have made prior withdrawals under the Free Withdrawal provision or if your Account Value has declined in value due to negative Sub-account performance. In that scenario, we would determine the CDSC amount as the applicable percentage of the purchase payments being withdrawn, rather than as a percentage of the remaining Account Value or withdrawal request. Thus, the CDSC would be greater than if it were calculated as a percentage of remaining Account Value or withdrawal amount. We may apply a Market Value Adjustment to any MVA Fixed Allocations.
Under certain annuity payment options, you may be allowed to surrender your Annuity for its then current value.
To request the forms necessary to surrender your Annuity, call 1-888-PRU-2888 or visit our Internet Website at www.prudentialannuities.com.
We apply as a threshold, in certain circumstances, a minimum Surrender Value of $1,000. If you purchase an Annuity without a lifetime guaranteed minimum withdrawal benefit, we will not allow you to take any withdrawals that would cause your Annuity’s Account Value, after taking the withdrawal, to fall below the minimum Surrender Value. Likewise, if you purchase an Annuity with certain lifetime guaranteed minimum withdrawal benefits, we will not allow you to take a Non-Lifetime Withdrawal (see “Living Benefits”) that would cause your Annuity’s Account Value, after taking the withdrawal, to fall below the minimum Surrender Value.
WHAT IS A MEDICALLY-RELATED SURRENDER AND HOW DO I QUALIFY?
Where permitted by law, you may request to surrender all or part of your Annuity prior to the Annuity Date without application of any otherwise applicable CDSC upon occurrence of a medically-related “Contingency Event” as described below (a “Medically-Related Surrender”). The requirements of such a surrender and waiver may vary by state. We may apply a Market Value Adjustment to any MVA Fixed Allocations. If you request a full surrender, the amount payable will be your Account Value minus, with respect to XT6, (a) the amount of any XTra Credits applied within 12 months prior to your request to surrender your Annuity (or as otherwise stipulated by applicable State law); and (b) the amount of any XTra Credits added in conjunction with any purchase payments received after our receipt of your request for a Medically-Related Surrender (e.g. purchase payments received at such time pursuant to a salary reduction program). With respect to partial surrenders, we similarly reserve the right to take back XTra Credits as described above (if allowed by State law).

This waiver of any applicable CDSC is subject to our rules in place at the time of your request, which currently include but are not limited to the following:

▪	The Annuitant must have been named or any change of Annuitant must have been accepted by us, prior to the “Contingency Event” described below in order to qualify for a Medically-Related Surrender;

▪	the Annuitant must be alive as of the date we pay the proceeds of such surrender request;

▪	if the Owner is one or more natural persons, all such Owners must also be alive at such time;

▪	we must receive satisfactory proof of the Annuitant’s confinement in a Medical Care Facility or Fatal Illness in writing on a form satisfactory to us;

▪	no additional purchase payments can be made to the Annuity; and

▪	proceeds will only be sent by check or electronic fund transfer directly to the Owner.
A “Contingency Event” occurs if the Annuitant is:

▪	first confined in a “Medical Care Facility” while your Annuity is in force and remains confined for at least 90 days in a row; or

▪	first diagnosed as having a “Fatal Illness” while your Annuity is in force.
The definitions of “Medical Care Facility” and “Fatal Illness,” as well as additional terms and conditions, are provided in your Annuity. Specific details and definitions in relation to this benefit may differ in certain jurisdictions. This waiver is not available in Massachusetts and New York.
WHAT TYPES OF ANNUITY OPTIONS ARE AVAILABLE?
We currently make available annuity options that provide fixed annuity payments. Your Annuity provides certain fixed annuity payment options. We do not guarantee to continue to make available any other option other than the fixed annuity payment options set forth in your Annuity. Fixed options provide the same amount with each payment. Please refer to the “Living Benefits” section below for a description of annuity options that are available when you elect one of the living benefits. For additional information on annuity payment options you may request a Statement of Additional Information. You must annuitize your entire Account Value; partial annuitizations are not allowed.
You have a right to choose your annuity start date, provided that it is no later than the first day of the calendar month next following the 95th birthday of the oldest of any Owner and Annuitant whichever occurs first (“Latest Annuity Date”) and no earlier than the earliest permissible Annuity Date. If you do not request an earlier Annuity Date in writing, then your Annuity Date will be the Latest Annuity Date. You may choose one of the Annuity Options described below, and the frequency of annuity payments. Certain annuity options and/or periods certain may not be available, depending on the age of the Annuitant. You may change your choices before the Annuity Date.
Certain of these annuity options may be available as “settlement options” to Beneficiaries who choose to receive the Death Benefit proceeds as a series of payments instead of a lump sum payment.
Please note, with respect to XT6, you may not annuitize within the first three Annuity Years and with respect to ASAP III and APEX II, you may not annuitize within the first Annuity Year. With respect to the ASL II Annuity, you may annuitize immediately, if you wish.
For Beneficiary Annuities, no annuity payments are available and all references to an Annuity Date are not applicable.
Option 1
Payments for Life: Under this option, income is payable periodically until the death of the “Key Life”. The “Key Life” (as used in this section) is the person or persons upon whose life annuity payments are based. No additional annuity payments are made after the death of the Key Life. Since no minimum number of payments is guaranteed, this option offers the largest amount of periodic payments of the life contingent annuity options. It is possible that only one payment will be payable if the death of the Key Life occurs before the date the second payment was due, and no other payments nor death benefits would be payable. Under this option, you cannot make a partial or full surrender of the annuity.
Option 2
Payments Based on Joint Lives: Under this option, income is payable periodically during the joint lifetime of two key lives, and thereafter during the remaining lifetime of the survivor, ceasing with the last payment prior to the survivor’s death. No minimum number of payments is guaranteed under this option. It is possible that only one payment will be payable if the death of all the Key Lives occurs before the date the second payment was due, and no other payments or death benefits would be payable. Under this option, you cannot make a partial or full surrender of the annuity.
Option 3
Payments for Life with a Certain Period: Under this option, income is payable until the death of the Key Life. However, if the Key Life dies before the end of the period selected (5, 10 or 15 years), the remaining payments are paid to the Beneficiary until the end of such period. Under this option, you cannot make a partial or full surrender of the annuity. If this Annuity is issued as a Qualified Annuity contract and annuity payments begin after age 92, then this Option will be modified to permit a period certain that will end no later than the life expectancy of the annuitant defined under the IRS Required Minimum Distribution tables.

Option 4
Fixed Payments for a Certain Period: Under this option, income is payable periodically for a specified number of years. If the payee dies before the end of the specified number of years, the remaining payments are paid to the Beneficiary until the end of such period. Note that under this option, payments are not based on any assumptions of life expectancy. Therefore, that portion of the insurance charge assessed to cover the risk that Key Lives outlive our expectations provides no benefit to an Owner selecting this option. Under this option, you cannot make a partial or full surrender of the annuity.
We may make different annuity and settlement options available in the future. We do not guarantee to continue to make available any other option other than the fixed annuity payment options set forth in your contract.
HOW AND WHEN DO I CHOOSE THE ANNUITY PAYMENT OPTION?
Unless prohibited by law, we require that you elect either a life annuity or an annuity with a certain period of at least 5 years if any CDSC would apply were you to surrender your Annuity on the Annuity Date. Certain annuity payment options may not be available if your Annuity Date occurs during the period that a CDSC would apply.
You have a right to choose your Annuity Date, provided it is no later than the maximum Annuity Date that may be required by law or under the terms of your Annuity.
For Annuities issued prior to November 20, 2006:

▪
if you do not provide us with your Annuity Date, a default date for the Annuity Date will be the first day of the calendar month following the later of the Annuitant’s 85th birthday or the fifth anniversary of our receipt of your request to purchase an Annuity; and

▪	unless you instruct us otherwise, the annuity payments, where allowed by law, will be calculated on a fixed basis under Option 3, Payments for Life with 10 years certain.
If you choose to defer the Annuity Date beyond the default date, the IRS may not consider your contract to be an annuity under the tax law. If that should occur, all gain in your Annuity at that time will become immediately taxable to you. Further, each subsequent year’s increase in Account Value would be taxable in that year. By choosing to continue to defer after the default date, you will assume the risk that your Annuity will not be considered an annuity for federal income tax purposes.
For Annuities issued on or after November 20, 2006:

▪
Unless we agree otherwise, the Annuity Date you choose must be no later than the first day of the calendar month coinciding with or next following the later of the oldest Owner’s or Annuitant’s 95th birthday, whichever occurs first, and the fifth anniversary of the Issue Date.

▪
If you do not provide us with your Annuity Date, the maximum date as described above will be the default date; and, unless you instruct us otherwise, we will pay you the annuity payments and the annuity payments, where allowed by law, will be calculated on a fixed basis under Option 3, Payments for Life with 10 years certain.

Please note that annuitization essentially involves converting your Account Value to an annuity payment stream, the length of which depends on the terms of the applicable annuity option. Thus, once annuity payments begin, your death benefit is determined solely under the terms of the applicable annuity payment option, and you no longer participate in any optional living benefit (unless you have annuitized under that benefit).
HOW ARE ANNUITY PAYMENTS CALCULATED?
Fixed Annuity Payments
If you choose to receive fixed annuity payments, you will receive equal fixed-dollar payments throughout the period you select. The amount of the fixed payment will vary depending on the annuity payment option and payment frequency you select. Generally, the first annuity payment is determined by multiplying the Account Value, minus any state premium taxes that may apply, by the factor determined from our table of annuity rates. The table of annuity rates differs based on the type of annuity chosen and the frequency of payment selected. Our rates will not be less than our guaranteed minimum rates. These guaranteed minimum rates are derived from the 2000 Individual Annuity Mortality Table with an assumed interest rate of 3% per annum. Where required by law or regulation, such annuity table will have rates that do not differ according to the gender of the Key Life. Otherwise, the rates will differ according to the gender of the Key Life.

LIVING BENEFITS
DO YOU OFFER BENEFITS DESIGNED TO PROVIDE INVESTMENT PROTECTION FOR OWNERS WHILE THEY ARE ALIVE?
Prudential Annuities offers different optional benefits, for an additional charge, that can provide retirement income protection for Owners while they are alive. Optional benefits are not available if your Annuity is held as a Beneficiary Annuity. Notwithstanding the additional protection provided under an optional Living Benefit, the additional cost has the impact of reducing net performance of the investment options. Each optional benefit offers a distinct type of guarantee, regardless of the performance of the Sub-accounts, that may be appropriate for you depending on the manner in which you intend to make use of your Annuity while you are alive. We reserve the right to cease offering any of the living benefits. Depending on which optional benefit you choose, you can have flexibility to invest in the Sub-accounts while:

▪	protecting a principal amount from decreases in value as of specified future dates due to investment performance;

▪	taking withdrawals with a guarantee that you will be able to withdraw not less than a guaranteed benefit base over time;

▪	guaranteeing a minimum amount of growth will be applied to your principal, if it is to be used as the basis for certain types of lifetime income payments or lifetime withdrawals; or

▪	providing spousal continuation of certain benefits.
The “living benefits” are as follows:
Guaranteed Return Option Plus II (GRO Plus II)
Highest Daily Guaranteed Return Option II (HD GRO II)
Guaranteed Return Option (GRO)1
Guaranteed Return Option Plus (GRO Plus)1
Guaranteed Return Option Plus 2008 (GRO Plus 2008)1
Highest Daily Guaranteed Return Option (Highest Daily GRO)1
Guaranteed Minimum Withdrawal Benefit (GMWB)1
Guaranteed Minimum Income Benefit (GMIB)1
Lifetime Five Income Benefit and Spousal Lifetime Five Income Benefit1
Highest Daily Lifetime Five Income Benefit1
Highest Daily Lifetime Seven Income Benefit1
Spousal Highest Daily Lifetime Seven Income Benefit1
Highest Daily Lifetime Seven with Beneficiary Income Option Income Benefit1
Highest Daily Lifetime Seven with Lifetime Income Accelerator Income Benefit1
Spousal Highest Daily Lifetime Seven with Beneficiary Income Option Income Benefit1
Highest Daily Lifetime 7 Plus Income Benefit1
Spousal Highest Daily Lifetime 7 Plus Income Benefit1
Highest Daily Lifetime 7 Plus with Beneficiary Income Option Benefit1
Highest Daily Lifetime 7 Plus with Lifetime Income Accelerator Benefit1
Spousal Highest Daily Lifetime 7 Plus with Beneficiary Income Option Benefit1
Highest Daily Lifetime 6 Plus Income Benefit1
Highest Daily Lifetime 6 Plus with Lifetime Income Accelerator1
Spousal Highest Daily Lifetime 6 Plus Income Benefit1

(1)	No longer available for new elections.
Here is a general description of each kind of living benefit that exists under this Annuity:

▪
Guaranteed Minimum Accumulation Benefits. The common characteristic of these benefits is that a specified amount of your annuity value is guaranteed at some point in the future. For example, under our Highest Daily GRO II benefit, we make an initial guarantee that your annuity value on the day you start the benefit will not be any less ten years later. If your annuity value is less on that date, we use our own funds to give you the difference. Because the guarantee inherent in the guaranteed minimum accumulation benefit does not take effect until a specified number of years into the future, you should elect such a benefit only if your investment time horizon is of at least that duration. Please note that these guaranteed minimum accumulation benefits require your participation in certain predetermined mathematical formulas that may transfer your Account Value between certain permitted Sub-accounts and a bond portfolio Sub-account (or MVA Fixed Allocations, for certain of the benefits). The portfolio restrictions and the use of each formula may reduce the likelihood that we will be required to make payments to you under the living benefits.

▪
Guaranteed Minimum Income Benefit or (“GMIB”). As discussed elsewhere in this Prospectus, you have the right under your Annuity to ask us to convert your accumulated annuity value into a series of annuity payments. Generally, the smaller the amount of your annuity value, the smaller the amount of your annuity payments. GMIB addresses this risk, by guaranteeing a certain amount of appreciation in the amount used to produce annuity payments. Thus, even if your annuity value goes down in value, GMIB guarantees that the amount we use to determine the amount of the annuity payments will go up in value by the prescribed amount. You should select GMIB only if you are prepared to delay your annuity payments for the required waiting period and if you anticipate needing annuity payments. This benefit is no longer available for new elections.

▪
Guaranteed Minimum Withdrawal Benefit or (“GMWB”). This benefit is designed for someone who wants to access an annuity’s value through withdrawals over time, rather than by annuitizing. This benefit guarantees that a specified amount will be available for withdrawal over time, even if the value of the annuity itself has declined. Please note that there is a maximum Annuity Date under your Annuity, by which date annuity payments must commence. This benefit is no longer available for new elections.

▪
Lifetime Guaranteed Minimum Withdrawal Benefits. These benefits also are designed for someone who wants to access an annuity’s value through withdrawals over time, rather than by annuitizing. These benefits differ from GMWB, however, in that the withdrawal amounts are guaranteed for life (or until the second to die of spouses). The way that we establish the guaranteed amount that, in turn, determines the amount of the annual lifetime payments varies among these benefits. Under our Highest Daily Lifetime 6 Plus benefit, for example, the guaranteed amount generally is equal to your highest daily Account Value, appreciated at six percent annually. Please note that there is a maximum Annuity Date under your Annuity, by which date annuity payments must commence. Certain of these benefits are no longer available for new elections. Under any of the Guaranteed Lifetime Withdrawal Benefits (e.g., Highest Daily Lifetime 6 Plus), withdrawals in excess of the Annual Income Amount, called “Excess Income,” will result in a permanent reduction in future guaranteed withdrawal amounts. If you purchased your contract in New York and wish to withdraw Excess Income but are uncertain how it will impact your future guaranteed withdrawal amounts, you may contact us prior to requesting the withdrawal to obtain a personalized, transaction-specific calculation showing the effect of taking the withdrawal.

Finally, please note that certain of these benefits require your participation in a predetermined mathematical formula that may transfer your Account Value between certain permitted Sub-accounts and a bond portfolio Sub-account (or the general account, for one of the benefits). Although not guaranteed, the optional living benefit investment requirements and the applicable formula are designed to reduce the difference between your Account Value and our liability under the benefit. Minimizing such difference generally benefits us by decreasing the risk that we will use our own assets to make benefit payments to you. Though the investment requirements and formulas are designed to reduce risk, they do not guarantee any appreciation of your Account Value. In fact, they could mean that you miss appreciation opportunities in other investment options. We are not providing you with investment advice through the use of any of the formulas. In addition, the formulas do not constitute an investment strategy that we are recommending to you.
In general, with respect to our lifetime guaranteed withdrawal benefits (e.g., Highest Daily Lifetime 6 Plus), please be aware that although a given withdrawal may qualify as a free withdrawal for purposes of not incurring a CDSC, the amount of the withdrawal could exceed the Annual Income Amount under the benefit and thus be deemed “Excess Income” – thereby reducing your Annual Income Amount for future years.
Please refer to the benefit descriptions that follow for a complete description of the terms, conditions and limitations of each optional benefit. Investment restrictions apply if you elect certain optional living benefits. See the chart in the “Investment Options” section of the Prospectus for a list of investment options available and permitted with each benefit. We reserve the right to terminate this benefit if you allocate funds into non-permitted Investment Options. You should consult with your financial professional to determine if any of these optional benefits may be appropriate for you based on your financial needs. There are many factors to consider, but we note that among them you may want to evaluate the tax implications of these different approaches to meeting your needs, both between these benefits and in comparison to other potential solutions to your needs (e.g., comparing the tax implications of the withdrawal benefit and annuity payments and comparing annuity benefits with benefits of other products).
Termination of Existing Benefits and Election of New Benefits
If you currently own an Annuity with an optional living benefit that is terminable, you may terminate the benefit rider and elect one of the currently available benefits, subject to availability of the benefit at that time and our then current rules. There is currently no waiting period to make a new benefit election (you may elect a new benefit beginning on the next Valuation Day) provided that the benefit being elected is available for election post-issue. We reserve the right to waive, change and/or further limit availability and election frequencies in the future. Check with your financial professional regarding the availability of re-electing or electing a benefit and any waiting period. The benefit you re-elect or elect may be more expensive than the benefit you are terminating. Note that once you terminate an existing benefit, you lose the guarantees that you had accumulated under your existing benefit and we will base any guarantees under the new benefit on your Account Value as of the date the new benefit becomes active. You should carefully consider whether terminating your existing benefit and electing a new benefit is appropriate for you. There is no guarantee that any benefit will be available for election at a later date.
Certain living benefits involve your participation in a pre-determined mathematical formula that may transfer your Account Value between the Sub-accounts you have chosen and certain bond portfolio Sub-accounts of AST and/or our general account. The formulas may differ among the living benefits that employ a formula. Such different formulas may result in different transfers of Account Value over time.
Prior to a 2013 Supreme Court decision, and consistent with Section 3 of the federal Defense of Marriage Act (“DOMA”), same sex marriages under state law were not recognized as same sex marriages for purposes of federal law. However, in United States v. Windsor, the U.S. Supreme Court struck down Section 3 of DOMA as unconstitutional, thereby recognizing a valid same sex marriage for federal law purposes. On June 26, 2015, the Supreme Court ruled in Obergefell v. Hodges that same-sex couples have a constitutional right to marry, thus requiring all states to allow same-sex marriage. The Windsor and Obergefell decisions mean that the federal and state tax law provisions applicable to an opposite sex spouse will also apply to a same sex spouse. Please note that a civil union or registered domestic partnership is generally not recognized as a marriage.
Please consult with your tax or legal adviser before electing the Spousal Benefit for a civil union partner or domestic partner.

GUARANTEED RETURN OPTION PLUS II (GRO Plus II)
You can elect this benefit on the Issue Date of your Annuity, or at any time thereafter if available. In addition, you may cancel GRO Plus II and then re-elect the benefit beginning on the next Valuation Day if available, provided that your Account Value is allocated as required by the benefit and you otherwise meet our eligibility rules. If you cancel the benefit, you lose all guarantees that you had accumulated under the benefit. The initial guarantee under the newly-elected benefit will be based on your current Account Value at the time the new benefit becomes effective on your Annuity. GRO Plus II is not available if you participate in any other optional living benefit. However, GRO Plus II may be elected together with any optional death benefit, other than the Highest Daily Value Death Benefit and the Plus40 Optional Life Insurance Rider. As detailed below under “Key Feature – Allocation of Account Value”, your participation in this benefit among other things entails your participation in a program that, as dictated by a predetermined mathematical formula, may transfer your Account Value between your elected Sub-accounts and an AST bond portfolio Sub-account.
Under GRO Plus II, we guarantee that the Account Value on the date that the benefit is added to your Annuity (adjusted for subsequent purchase payments and withdrawals as detailed below) will not be any less than that original value on the seventh anniversary of benefit election and each anniversary thereafter. We refer to this initial guarantee as the “base guarantee.” In addition to the base guarantee, GRO Plus II offers the possibility of an enhanced guarantee. You may “manually” lock in an enhanced guarantee once per “benefit year” (i.e., a year beginning on the date you acquired the benefit and each anniversary thereafter) if your Account Value on that Valuation Day exceeds the amount of any outstanding base guarantee or enhanced guarantee. If you elect to manually lock-in an enhanced guarantee on an anniversary of the effective date of the benefit, that lock-in will not count toward the one elective manual lock-in you may make each benefit year. We guarantee that the Account Value locked-in by that enhanced guarantee will not be any less seven years later, and each anniversary of that date thereafter. In addition, you may elect an automatic enhanced guarantee feature under which, if your Account Value on a benefit anniversary exceeds the highest existing guarantee by 7% or more, we guarantee that such Account Value will not be any less seven benefit anniversaries later and each benefit anniversary thereafter. You may maintain only one enhanced guarantee in addition to your base guarantee. Thus, when a new enhanced guarantee is created, it cancels any existing enhanced guarantee. However, the fact that an enhanced guarantee was effected automatically on a benefit anniversary does not prevent you from “manually” locking-in an enhanced guarantee during the ensuing benefit year. Conversely, the fact that you “manually” locked in an enhanced guarantee does not preclude the possibility of an automatic enhanced guarantee on the subsequent benefit anniversary. Please note that upon creation of a new enhanced guarantee, an immediate transfer to an AST bond portfolio Sub-account (which is used as part of this benefit) may occur depending on the discount rate (as described below) used to determine the present value of each of your guarantees. You may elect to terminate an enhanced guarantee without also terminating the base guarantee. If you do, any amounts held in the AST bond portfolio Sub-account with respect to that enhanced guarantee will be transferred to your other Sub-accounts in accordance with your most recent allocation instructions (see below “Key Feature – Allocation of Account Value”). Amounts held in an AST bond portfolio Sub-account with respect to the base guarantee will not be transferred as a result of the termination of an enhanced guarantee. You may not lock in an enhanced guarantee, either manually or through our optional automatic program, within seven years of the date by which annuity payments must commence under the terms of your Annuity (please see “How and When Do I Choose The Annuity Payment Option?” for further information on your maximum Annuity Date). The inability to lock in an enhanced guarantee referenced in the immediately preceding sentence also applies to a new Owner who has acquired the Annuity from the original Owner.
In general, we refer to a date on which the Account Value is guaranteed to be present as the “maturity date”. If the Account Value on the maturity date is less than the guaranteed amount, we will contribute funds from our general account to bring your Account Value up to the guaranteed amount. If the maturity date is not a Valuation Day, then we would contribute such an amount on the next Valuation Day. We will allocate any such amount to each Sub-account (other than the AST bond portfolio Sub-account used with this benefit and described below) in accordance with your most recent allocation instructions. Regardless of whether we need to contribute funds at the end of a guarantee period, we will at that time transfer all amounts held within the AST bond portfolio Sub-account associated with the maturing guarantee to your other Sub-accounts on a pro rata basis, unless your Account Value is being allocated according to an asset allocation program, in such case your Account Value will be transferred according to the program. The guarantees provided by the benefit exist only on the applicable maturity date(s). However, due to the ongoing monitoring of your Account Value, and the transfer of Account Value to support our future guarantees, the benefit may provide some protection from significant Sub-account losses. For this same reason, the benefit may limit your ability to benefit from Sub-account increases while it is in effect.
We increase both the base guarantee and any enhanced guarantee by the amount of each Purchase Payment (including any associated purchase Credits) made subsequent to the date that the guarantee was established. For example, if the effective date of the benefit was January 1, 2010 and the Account Value was $100,000 on that date, then a $30,000 Purchase Payment made on March 30, 2011 would increase the base guarantee amount to $130,000.
If you make a withdrawal (including any CDSC), we effect a proportional reduction to each existing guarantee amount. We calculate a proportional reduction by reducing each existing guarantee amount by the percentage represented by the ratio of the withdrawal amount (including any CDSC) to your Account Value immediately prior to the withdrawal.
If you make a withdrawal, we will deduct the withdrawal amount pro rata from each of your Sub-accounts (including the AST bond portfolio Sub-account used with this benefit).
Any partial withdrawal for payment of any third party investment advisory service will be treated as a withdrawal, and will reduce each guarantee amount proportionally, in the manner indicated above.

EXAMPLE
This example is purely hypothetical and does not reflect the charges for the benefit or any other fees and charges under the Annuity. It is intended to illustrate the proportional reduction of a withdrawal on each guarantee amount under this benefit.
Assume the following:

▪	The Issue Date is December 1, 2010

▪	The benefit is elected on December 1, 2010

▪	The Account Value on December 1, 2010 is $200,000, which results in a base guarantee of $200,000

▪	An enhanced guarantee amount of $300,000 is locked in on December 1, 2011

▪	The Account Value immediately prior to the withdrawal is equal to $300,000

▪
For purposes of simplifying these assumptions, we assume hypothetically that no CDSC is applicable (in general, a CDSC could be inapplicable based on the Free Withdrawal provision, if the withdrawal was within the CDSC period)

If a withdrawal of $50,000 is taken on December 15, 2011, all guarantee amounts will be reduced by the ratio the total withdrawal amount represents of the Account Value just prior to the withdrawal being taken.
Here is the calculation (figures are rounded):

Withdrawal Amount	$50,000
Divided by Account Value before withdrawal	$300,000
Equals ratio	16.67%
All guarantees will be reduced by the above ratio (16.67%)
Base guarantee amount	$166,667
Enhanced guarantee amount	$250,000
Key Feature – Allocation of Account Value
We limit the Sub-accounts to which you may allocate Account Value if you elect GRO Plus II. For purposes of this benefit, we refer to those permitted investment options (other than the required bond portfolio Sub-accounts discussed below) as the “Permitted Sub-accounts.”
GRO Plus II uses a predetermined mathematical formula to help manage your guarantees through all market cycles. Because the formula is made part of your Rider schedule supplement, the formula applicable to you may not be altered once you elect the benefit. However, subject to regulatory approval, we do reserve the right to amend the formula for newly-issued Annuities that elect or re-elect GRO Plus II and for existing Annuities that elect the benefit post-issue. This required formula helps us manage our financial exposure under GRO Plus II, by moving assets out of certain Sub-accounts if dictated by the formula (see below). In essence, we seek to preserve the value of these assets, by transferring them to a more stable option (i.e., one or more specified bond portfolios of Advanced Series Trust). We refer to the Sub-accounts corresponding to these bond portfolios collectively as the “AST bond portfolio Sub-accounts”. The formula also contemplates the transfer of Account Value from an AST bond portfolio Sub-account to the other Sub-accounts in certain other scenarios. The formula is set forth in Appendix O of this prospectus, and applies to both (a) GRO Plus II and (b) elections of HD GRO II made prior to July 16, 2010. A summary description of each AST bond portfolio Sub-account appears within the section entitled “What Are The Investment Objectives and Policies Of The Portfolios?”. You can find a copy of the AST bond portfolio prospectus by going to www.prudentialannuities.com.
For purposes of operating the GRO Plus II formula, we have included within this Annuity several AST bond portfolio Sub-accounts. Each AST bond portfolio is unique, in that its underlying investments generally mature at different times. For example, there would be an AST bond portfolio whose underlying investments generally mature in 2020, an AST bond portfolio whose underlying investments generally mature in 2021, and so forth. As discussed below, the formula determines the appropriate AST bond portfolio Sub-Account to which Account Value is transferred. We will introduce new AST bond portfolio Sub-accounts in subsequent years, to correspond generally to the length of new guarantee periods that are created under this benefit (and the Highest Daily GRO benefits). If you have elected GRO Plus II, you may have Account Value allocated to an AST bond portfolio Sub-account only by operation of the predetermined mathematical formula, and thus you may not allocate purchase payments to or make transfers to or from such a Sub-account. Please see the prospectus for the Advanced Series Trust for more information about each AST bond portfolio used with this benefit.
Although we employ several AST bond portfolio Sub-accounts for purposes of the benefit, the formula described in the next paragraph operates so that your Account Value may be allocated to only one AST bond portfolio Sub-account at one time. On any day a transfer into or out of the AST bond portfolio Sub-account is made the formula may dictate that a transfer out of one AST bond portfolio Sub-account be made into another AST bond portfolio Sub-account. Any transfer into an AST bond portfolio Sub-account will be directed to the AST bond portfolio Sub-account associated with the “current liability”, as described below. As indicated, the AST bond portfolio Sub-accounts are employed with this benefit to help us mitigate the financial risks under our guarantee. Thus, in accordance with the formula applicable to you under the benefit, we determine which AST bond portfolio Sub-account your Account Value is transferred to, and under what circumstances a transfer is made. Please note that upon creation of a new enhanced guarantee, an immediate transfer to the AST Bond Portfolio Sub-account associated with the “current liability” may occur, depending on the discount rate (as described in the next paragraph) used to determine the present value of each of your guarantees. As such, a low discount rate could cause a transfer of Account Value into an AST bond portfolio Sub-account, despite the fact that your Account Value had increased.
In general, the formula works as follows. On each Valuation Day, the formula automatically performs an analysis with respect to each guarantee that is outstanding. For each outstanding guarantee, the formula begins by determining the present value on that Valuation Day that, if appreciated at the applicable “discount rate”, would equal the applicable guarantee amount on the maturity date. As detailed in the formula, the discount rate is an interest rate determined by taking a benchmark index used within the financial services industry and then reducing that interest rate by a prescribed adjustment. Once selected, we do not change the applicable benchmark index (although we do reserve the right to use a new benchmark index if the original benchmark is discontinued). The greatest of each such present value is referred to as the “current liability” in the formula. The formula compares the current liability to the amount of your Account Value held within the AST bond portfolio Sub-account and to your Account Value held within the Permitted Sub-accounts. If the current liability, reduced by the amount held within the AST bond portfolio Sub-account, and divided by the amount held within the Permitted Sub-accounts, exceeds an upper target value (currently, 85%), then the formula will make a transfer into the AST bond portfolio Sub-account, in the amount dictated by the formula (subject to the 90% cap discussed below). If the current liability, reduced by the amount held within the AST bond portfolio Sub-account, and divided by the amount within your other Sub-accounts, is less than a lower target value (currently, 79%), then the formula will transfer Account Value within the AST bond portfolio Sub-account into the Permitted Sub-accounts in the amount dictated by the formula.
The formula will not execute a transfer to the AST bond portfolio Sub-account that results in more than 90% of your Account Value being allocated to the AST bond portfolio Sub-account (“90% cap”). Thus, on any Valuation Day, if the formula would require a transfer to the AST bond portfolio Sub-account that would result in more than 90% of the Account Value being allocated to the AST bond portfolio Sub-account, only the amount that results in exactly 90% of the Account Value being allocated to the AST bond portfolio Sub-account will be transferred. Additionally, future transfers into the AST bond portfolio Sub-account will not be made (regardless of the performance of the AST bond portfolio Sub-account and the Permitted Sub-accounts) at least until there is first a transfer out of the AST bond portfolio Sub-account. Once this transfer occurs out of the AST bond portfolio Sub-account, future amounts may be transferred to or from the AST bond portfolio Sub-account if dictated by the formula (subject to the 90% cap). At no time will the formula make a transfer to the AST bond portfolio Sub-account that results in greater than 90% of your Account Value being allocated to the AST bond portfolio Sub-account. However, it is possible that, due to the investment performance of your allocations in the AST bond portfolio Sub-account and your allocations in the Permitted Sub-accounts you have elected, your Account Value could be more than 90% invested in the AST bond portfolio Sub-account. If you make additional purchase payments to your Annuity while the 90% cap is in effect, the formula will not transfer any of such additional purchase payments to the AST bond portfolio Sub-account at least until there is first a transfer out of the AST bond portfolio Sub-account, regardless of how much of your Account Value is in the Permitted Sub-accounts. This means that there could be scenarios under which, because of the additional purchase payments you make, less than 90% of your entire Account Value is allocated to the AST bond portfolio Sub-account, and the formula will still not transfer any of your Account Value to the AST bond portfolio Sub-account (at least until there is first a transfer out of the AST bond portfolio Sub-account).
For example,

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March 19, 2010 – a transfer is made to the AST bond portfolio Sub-account that results in the 90% cap being met and now $90,000 is allocated to the AST bond portfolio Sub-account and $10,000 is allocated to the Permitted Sub-accounts.

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March 20, 2010 – you make an additional purchase payment of $10,000. No transfers have been made from the AST bond portfolio Sub-account to the Permitted Sub-accounts since the cap went into effect on March 19, 2010.

▪
On March 20, 2010 (and at least until first a transfer is made out of the AST bond portfolio Sub-account under the formula) –the $10,000 payment is allocated to the Permitted Sub-accounts and on this date you have 82% in the AST bond portfolio Sub-account and 18% in the Permitted Sub-accounts (such that $20,000 is allocated to the Permitted Sub-accounts and $90,000 to the AST bond portfolio Sub-account).

▪
Once there is a transfer out of the AST bond portfolio Sub-account (of any amount), the formula will operate as described above, meaning that the formula could transfer amounts to or from the AST bond portfolio Sub-account if dictated by the formula (subject to the 90% cap).

Under the operation of the formula, the 90% cap may come into existence and be removed multiple times while you participate in the benefit. We will continue to monitor your Account Value daily and, if dictated by the formula, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the AST bond portfolio Sub-account as dictated by the formula.
As discussed above, each Valuation Day, the formula analyzes the difference between your Account Value and your guarantees, as well as how long you have owned the benefit, and determines if any portion of your Account Value needs to be transferred into or out of the AST bond portfolio Sub-accounts. Therefore, at any given time, some, none, or most of your Account Value may be allocated to the AST bond portfolio Sub-accounts.
Each market cycle is unique, therefore the performance of your Sub-accounts, and its impact on your Account Value, will differ from market cycle to market cycle producing different transfer activity under the formula. The amount and timing of transfers to and from the AST bond portfolio Sub-accounts pursuant to the formula depend on various factors unique to your Annuity and are not necessarily directly correlated with the securities markets, bond markets, interest rates or any other market or index. Some of the factors that determine the amount and timing of transfers (as applicable to your Annuity), include:

▪	The difference between your Account Value and your guarantee amount(s);

▪	The amount of time until the maturity of your guarantee(s);

▪	The amount invested in, and the performance of, the Permitted Sub-accounts;

▪	The amount invested in, and the performance of, the AST bond portfolio Sub-accounts;

▪	The discount rate used to determine the present value of your guarantee(s);

▪	Additional purchase payments, if any, that you make to the Annuity; and

▪	Withdrawals, if any, taken from the Annuity.
Any amounts invested in the AST bond portfolio Sub-accounts will affect your ability to participate in a subsequent market recovery within the Permitted Sub-accounts. Conversely, the Account Value may be higher at the beginning of the market recovery, e.g. more of the Account Value may have been protected from decline and volatility than it otherwise would have been had the benefit not been elected. The AST bond portfolio Sub-accounts are available only with these benefits, and you may not allocate purchase payments to or transfer Account Value to or from the AST bond portfolio Sub-accounts.
Transfers under the formula do not impact any guarantees under the benefit that have already been locked-in.
Election/Cancellation of the Benefit
GRO Plus II can be elected on the Issue Date of your Annuity, or on any Valuation Day thereafter, provided that your Account Value is allocated in a manner permitted with the benefit and that you otherwise meet our eligibility rules. You may elect GRO Plus II only if the oldest of the Owner and Annuitant is 84 or younger on the date of election (80 or younger, in New York). If you currently participate in a living benefit that may be cancelled, you may terminate that benefit at any time and elect GRO Plus II. However you will lose all guarantees that you had accumulated under those benefits. The base guarantee under GRO Plus II will be based on your current Account Value at the time the new benefit becomes effective on your Annuity.
GRO Plus II will terminate automatically upon: (a) the death of the Owner or the Annuitant (in an entity owned contract), unless the Annuity is continued by the surviving spouse; (b) as of the date Account Value is applied to begin annuity payments; (c) as of the anniversary of benefit election that immediately precedes the contractually-mandated latest annuity date, or (d) upon full surrender of the Annuity. If you elect to terminate the benefit, GRO Plus II will no longer provide any guarantees. The charge for the GRO Plus II benefit will no longer be deducted from your Account Value upon termination of the benefit.
If you wish, you may cancel the GRO Plus II benefit. You may also cancel an enhanced guarantee, but leave the base guarantee intact. Upon cancellation, you may elect any other currently available living benefit beginning on the next Valuation Day after you have cancelled the GRO Plus II benefit, provided that your Account Value is allocated in a manner permitted with the benefit and that you otherwise meet our eligibility rules. Upon cancellation of the GRO Plus II benefit, any Account Value allocated to the AST bond portfolio Sub-account used with the formula will be reallocated to the Permitted Sub-Accounts according to your most recent allocation instructions or, in absence of such instructions, pro rata (i.e., in direct proportion to your current allocations). Upon your re-election of GRO Plus II, Account Value may be transferred between the AST bond portfolio Sub-accounts and the Permitted Sub-accounts according to the predetermined mathematical formula (see “Key Feature – Allocation of Account Value” above for more details). It is possible that over time the formula could transfer some, none, or most of the Account Value to the AST bond portfolio Sub-accounts under GRO Plus II. You also should be aware that upon cancellation of the GRO Plus II benefit, you will lose all guarantees that you had accumulated under the benefit. Thus, the guarantees under any newly-elected benefit will be based on your current Account Value at benefit effectiveness. The benefit you elect or re-elect may be more expensive than the benefit you cancel. Once the GRO Plus II benefit is canceled you are not required to re-elect another optional living benefit and any subsequent benefit election may be made on or after the first Valuation Day following the cancellation of the GRO Plus II benefit provided that the benefit you are looking to elect is available on a post-issue basis.
There is no guarantee that any benefit will be available for election at a later date.
Special Considerations under GRO Plus II
This benefit is subject to certain rules and restrictions, including, but not limited to the following:

▪
Upon inception of the benefit, 100% of your Account Value must be allocated to the Permitted Sub-accounts. The Permitted Sub-accounts are those described in the Investment Options section of this prospectus. No fixed interest rate allocations may be in effect as of the date that you elect to participate in the benefit.

▪	Transfers to and from your elected Sub-accounts and an AST bond portfolio Sub-account will not count toward the maximum number of free transfers allowable under the Annuity.

▪	Any amounts applied to your Account Value by us on a maturity date will not be treated as “investment in the contract” for income tax purposes.

▪	As the time remaining until the applicable maturity date gradually decreases, the benefit may become increasingly sensitive to moves to an AST bond portfolio Sub-account.

▪
We currently limit the Sub-accounts to which you may allocate Account Value if you participate in this benefit. Moreover, if you are invested in prohibited investment options and seek to acquire the benefit, we will ask you to reallocate to permitted investment options as a prerequisite to acquiring the benefit. Should we prohibit access to any investment option, any transfers required to move Account Value to eligible investment options will not be counted in determining the number of free transfers during an Annuity Year.

▪
If you elect this benefit, and in connection with that election you are required to reallocate to different investment options permitted under this benefit, then on the Valuation Day on which we receive your request in Good Order, we will (i) sell units of the non-permitted investment options and (ii) invest the proceeds of those sales in the permitted investment options that you have designated. During this reallocation process, your

Account Value allocated to the Sub-accounts will remain exposed to investment risk, as is the case generally. The protection afforded by the newly-elected benefit will not arise until the close of business on the following Valuation Day.
Charges under the Benefit
We deduct an annualized charge equal to 0.60% of the daily net assets of the Sub-accounts (including any AST bond portfolio Sub-account) for participation in the GRO Plus II benefit. The annual charge is deducted daily. The charge is deducted to compensate us for: (a) the risk that your Account Value on a maturity date is less than the amount guaranteed and (b) administration of the benefit. You will begin paying this charge as of the effective date of the benefit. We will not refund the charges you have paid even if we never have to make any payments under the benefit.
HIGHEST DAILY® GUARANTEED RETURN OPTION II (HD GRO II)
You can elect this benefit on the Issue Date of your Annuity, or at any time thereafter if available. In addition, you may cancel HD GRO II and then re-elect the benefit beginning on the next Valuation Day if available, provided that your Account Value is allocated as required by the benefit and that you otherwise meet our eligibility rules. If you cancel the benefit, you lose all guarantees that you had accumulated under the benefit. The initial guarantee under the newly-elected benefit will be based on your current Account Value at the time the new benefit becomes effective on your Annuity. HD GRO II is not available if you participate in any other living benefit. However, HD GRO II may be elected together with any optional death benefit, other than the Highest Daily Value Death Benefit or the Plus40 Optional Life Insurance Rider. As detailed below under “Key Feature – Allocation of Account Value”, your participation in this benefit among other things entails your participation in a program that, as dictated by a predetermined mathematical formula, may transfer your Account Value between your elected Sub-accounts and an AST bond portfolio Sub-account.
HD GRO II creates a series of separate guarantees, each of which is based on the highest Account Value attained on a day during the applicable time period. As each year of your participation in the benefit passes, we create a new guarantee. Each guarantee then remains in existence until the date on which it matures (unless the benefit terminates sooner). We refer to each date on which the specified Account Value is guaranteed as the “maturity date” for that guarantee. HD GRO II will not create a guarantee if the maturity date of that guarantee would extend beyond the date by which annuity payments must commence under the terms of your Annuity. This is true even with respect to a new Owner who has acquired the Annuity from the original Owner.
The guarantees provided by the benefit exist only on the applicable maturity date(s). However, due to the ongoing monitoring of your Account Value, and the transfer of Account Value to support our future guarantees, the benefit may provide some protection from significant Sub-account losses. For this same reason, the benefit may limit your ability to benefit from Sub-account increases while it is in effect.
The initial guarantee is created on the day that the HD GRO II benefit is added to your Annuity. We guarantee that your Account Value on the tenth anniversary of that day (we refer to each such anniversary as a “benefit anniversary”) will not be less than your Account Value on the day that the HD GRO II benefit was added or re-added to your Annuity. Each benefit anniversary thereafter, we create a new guarantee. With respect to each such subsequent guarantee, we identify the highest Account Value that occurred between the date of that benefit anniversary and the date on which HD GRO II was added to your Annuity. We guarantee that your Account Value ten years after that benefit anniversary will be no less than the highest daily Account Value that occurred during that time period. The following example illustrates the time period over which we identify the highest daily Account Value for purposes of each subsequent guarantee under the benefit. If the date of benefit election were January 1, 2010, we would create a guarantee on January 1, 2014 based on the highest Account Value achieved between January 1, 2010 and January 1, 2014, and that guarantee would mature on January 1, 2024. As described below, we adjust each of the guarantee amounts for purchase payments and withdrawals.
If the Account Value on the maturity date is less than the guaranteed amount, we will contribute funds from our general account to bring your Account Value up to the guaranteed amount. If the maturity date is not a Valuation Day, then we would contribute such an amount on the next Valuation Day. We will allocate any such amount to each Sub-account (other than the AST bond portfolio Sub-account used with this benefit and described below) in accordance with your most recent allocations instructions. Regardless of whether we need to contribute funds at the end of a guarantee period, we will at that time transfer all amounts held within the AST bond portfolio Sub-account associated with the maturing guarantee to your other Sub-accounts on a pro rata basis, unless your Account Value is being allocated according to an asset allocation program, in such case your Account Value will be transferred according to the program.
We increase the amount of each guarantee that has not yet reached its maturity date, as well as the highest daily Account Value that we calculate to establish a guarantee, by the amount of each Purchase Payment (including any associated purchase Credits) made prior to the applicable maturity date. For example, if the effective date of the benefit was January 1, 2010, and there was an initial guaranteed amount that was set at $100,000 maturing January 1, 2020, and a second guaranteed amount that was set at $120,000 maturing January 1, 2021, then a $30,000 Purchase Payment made on March 30, 2011 would increase the guaranteed amounts to $130,000 and $150,000, respectively.
If you make a withdrawal (including any CDSC), we effect a proportional reduction to each existing guarantee amount. We calculate a proportional reduction by reducing each existing guarantee amount by the percentage represented by the ratio of the withdrawal amount (including any CDSC) to your Account Value immediately prior to the withdrawal.
If you make a withdrawal, we will deduct the withdrawal amount pro rata from each of your Sub-accounts (including the AST bond portfolio Sub-account used with this benefit).
Any partial withdrawal for payment of any third party investment advisory service will be treated as a withdrawal, and will reduce each guarantee amount proportionally, in the manner indicated above.

EXAMPLE
This example is purely hypothetical and does not reflect the charges for the benefit or any other fees and charges under the Annuity. It is intended to illustrate the proportional reduction of a withdrawal on each guarantee amount under this benefit.
Assume the following:

▪	The Issue Date is December 1, 2010

▪	The benefit is elected on December 1, 2010

▪	The Account Value on December 1, 2010 is $200,000, which results in an initial guarantee of $200,000

▪	An additional guarantee amount of $300,000 is locked in on December 1, 2011

▪	The Account Value immediately prior to the withdrawal is equal to $300,000

▪
For purposes of simplifying these assumptions, we assume hypothetically that no CDSC is applicable (in general, a CDSC could be inapplicable based on the Free Withdrawal provision, if the withdrawal was within the CDSC period)

If a withdrawal of $50,000 is taken on December 15, 2011, all guarantee amounts will be reduced by the ratio the total withdrawal amount represents of the Account Value just prior to the withdrawal being taken.
Here is the calculation (figures are rounded):

Withdrawal Amount	$50,000
Divided by Account Value before withdrawal	$300,000
Equals ratio	16.67%
All guarantees will be reduced by the above ratio (16.67%)
Initial guarantee amount	$166,667
Additional guarantee amount	$250,000
Key Feature – Allocation of Account Value
We limit the Sub-accounts to which you may allocate Account Value if you elect HD GRO II. For purposes of this benefit, we refer to those permitted investment options (other than the AST bond portfolio used with this benefit) as the “Permitted Sub-accounts”.
HD GRO II uses a predetermined mathematical formula to help manage your guarantees through all market cycles. The formula applicable to you may not be altered once you elect the benefit. However, subject to regulatory approval, we do reserve the right to amend the formula for existing Annuities that elect the benefit post-issue. This required formula helps us manage our financial exposure under HD GRO II, by moving assets out of certain Sub-accounts if dictated by the formula (see below). In essence, we seek to preserve Account Value, by transferring it to a more stable option (i.e., one or more specified bond portfolios of Advanced Series Trust). We refer to the Sub-accounts corresponding to these bond portfolios collectively as the “AST bond portfolio Sub-accounts”. The formula also contemplates the transfer of Account Value from an AST bond portfolio Sub-account to the other Sub-accounts. The formula is set forth in Appendix Q of this prospectus. A summary description of each AST bond portfolio Sub-account appears within the prospectus section entitled “Investment Options”. In addition, you can find a copy of the AST bond portfolio prospectus by going to www.prudentialannuities.com.
For purposes of operating the HD GRO II formula, we have included within each Annuity several AST bond portfolio Sub-accounts. Each AST bond portfolio is unique, in that its underlying investments generally mature at different times. For example, there would be an AST bond portfolio whose underlying investments generally mature in 2020, an AST bond portfolio whose underlying investments generally mature in 2021, and so forth. As discussed below, the formula determines the appropriate AST bond portfolio Sub-account to which Account Value is transferred. We will introduce new AST bond portfolio Sub-accounts in subsequent years, to correspond generally to the length of new guarantee periods that are created under this benefit. If you have elected HD GRO II, you may have Account Value allocated to an AST bond portfolio Sub-account only by operation of the formula, and thus you may not allocate Purchase Payments to or make transfers to or from an AST bond portfolio Sub-account.
Although we employ several AST bond portfolio Sub-accounts for purposes of the benefit, the formula described in the next paragraph operates so that your Account Value may be allocated to only one AST bond portfolio Sub-account at one time. The formula determines the appropriate AST bond portfolio Sub-account to which Account Value is transferred. On any day a transfer into or out of the AST bond portfolio Sub-account is made the formula may dictate that a transfer out of one AST bond portfolio Sub-account be made into another AST bond portfolio Sub-account. Any transfer into an AST bond portfolio Sub-account will be directed to the AST bond portfolio Sub-account associated with the “current liability”, as described below. As indicated, the formula and AST bond portfolio Sub-accounts are employed with this benefit to help us mitigate the financial risks under our guarantee. Thus, the applicable formula under the benefit determines which AST bond portfolio Sub-account your Account Value is transferred to, and under what circumstances a transfer is made.
In general, the formula works as follows. Under the formula, Account Value transfers between the “Permitted Sub-accounts” and an AST bond portfolio Sub-account when dictated. On each Valuation Day, including the effective date of the benefit, the pre-determined mathematical formula is used to compare your Account Value to an amount based on the guarantees provided under the benefit. The formula determines whether a transfer occurs based, among other things, on an identification of the outstanding guarantee that has the largest present value. Based on the formula, a determination is made as to whether any portion of your Account Value is to be transferred to or from the AST bond portfolio Sub-account. In identifying those guarantees, we consider each guarantee that already has been set (i.e., on a benefit anniversary), as well as an amount that we refer to as the “Projected Future Guarantee.” The “Projected Future Guarantee” is an amount equal to the highest Account Value (adjusted for withdrawals, additional Purchase Payments, and any associated Credits as described in the section of the prospectus concerning HD GRO II) within the current benefit year that would result in a new guarantee. For the Projected Future Guarantee, the assumed guarantee period begins on the current Valuation Day and ends 10 years from the next anniversary of the effective date of the benefit. As such, a Projected Future Guarantee could cause a transfer of Account Value into an AST bond portfolio Sub-account. We only calculate a Projected Future Guarantee if the assumed guarantee period associated with that Projected Future Guarantee does not extend beyond the latest Annuity Date applicable to the Annuity. The amount that is transferred to and from the AST bond portfolio Sub-accounts pursuant to the formula depends upon the factors set forth in the seven bullet points below, some of which relate to the guarantee amount(s), including the Projected Future Guarantee.
For each outstanding guarantee and the Projected Future Guarantee, the formula begins by determining the present value on that Valuation Day that, if appreciated at the applicable “discount rate”, would equal the applicable guarantee amount on the Maturity Date. As detailed in the formula, the discount rate is an interest rate determined by taking a benchmark index used within the financial services industry and then reducing that interest rate by a prescribed adjustment. Once selected, we do not change the applicable benchmark index (although we do reserve the right to use a new benchmark index if the original benchmark is discontinued). The greatest of each such present value is referred to as the “current liability” in the formula. The formula compares the current liability to the amount of your Account Value held within the AST bond portfolio Sub-account and to your Account Value held within the Permitted Sub-accounts. If the current liability, reduced by the amount held within the AST bond portfolio Sub-account, and divided by the amount held within the Permitted Sub-accounts, exceeds an upper target value (currently, 85%), then the formula will make a transfer into the AST bond portfolio Sub-account, in the amount dictated by the formula (subject to the 90% cap feature discussed below). If the current liability, reduced by the amount held within the AST bond portfolio Sub-account, and divided by the amount within the Permitted Sub-accounts, is less than a lower target value (currently, 79%), then the formula will transfer Account Value from the AST bond portfolio Sub-account into the Permitted Sub-accounts, in the amount dictated by the formula.
The formula will not execute a transfer to the AST bond portfolio Sub-account that results in more than 90% of your Account Value being allocated to the AST bond portfolio Sub-account (“90% cap”). Thus, on any Valuation Day, if the formula would require a transfer to the AST bond portfolio Sub-account that would result in more than 90% of the Account Value being allocated to the AST bond portfolio Sub-account, only the amount that results in exactly 90% of the Account Value being allocated to the AST bond portfolio Sub-account will be transferred. Additionally, future transfers into the AST bond portfolio Sub-account will not be made (regardless of the performance of the AST bond portfolio Sub-account and the Permitted Sub-accounts) at least until there is first a transfer out of the AST bond portfolio Sub-account. Once this transfer occurs out of the AST bond portfolio Sub-account, future amounts may be transferred to or from the AST bond portfolio Sub-account if dictated by the formula (subject to the 90% cap). At no time will the formula make a transfer to the AST bond portfolio Sub-account that results in greater than 90% of your Account Value being allocated to the AST bond portfolio Sub-account. However, it is possible that, due to the investment performance of your allocations in the AST bond portfolio Sub-account and your allocations in the Permitted Sub-accounts you have selected, your Account Value could be more than 90% invested in the AST bond portfolio Sub-account. If you make additional Purchase Payments to your Annuity while the 90% cap is in effect, the formula will not transfer any of such additional Purchase Payments to the AST bond portfolio Sub-account at least until there is first a transfer out of the AST bond portfolio Sub-account, regardless of how much of your Account Value is in the Permitted Sub-accounts. This means that there could be scenarios under which, because of the additional Purchase Payments you make, less than 90% of your entire Account Value is allocated to the AST bond portfolio Sub-account, and the formula will still not transfer any of your Account Value to the AST bond portfolio Sub-account (at least until there is first a transfer out of the AST bond portfolio Sub-account).
For example,

▪
March 17, 2011 – a transfer is made to the AST bond portfolio Sub-account that results in the 90% cap being met and now $90,000 is allocated to the AST bond portfolio Sub-account and $10,000 is allocated to the Permitted Sub-accounts.

▪
March 18, 2011 – you make an additional Purchase Payment of $10,000. No transfers have been made from the AST bond portfolio Sub-account to the Permitted Sub-accounts since the cap went into effect on March 17, 2011.

▪
On March 18, 2011 (and at least until first a transfer is made out of the AST bond portfolio Sub-account under the formula) – the $10,000 payment is allocated to the Permitted Sub-accounts and on this date you have 82% in the AST bond portfolio Sub-account and 18% in the Permitted Sub-accounts (such that $20,000 is allocated to the Permitted Sub-accounts and $90,000 to the AST bond portfolio Sub-account).

▪
Once there is a transfer out of the AST bond portfolio Sub-account (of any amount), the formula will operate as described above, meaning that the formula could transfer amounts to or from the AST bond portfolio Sub-account if dictated by the formula (subject to the 90% cap).

Under the operation of the formula, the 90% cap may come into and out of effect multiple times while you participate in the benefit. We will continue to monitor your Account Value daily and, if dictated by the formula, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the AST bond portfolio Sub-account as dictated by the formula.
As discussed above, each Valuation Day, the formula analyzes the difference between your Account Value and your guarantees as well as how long you have owned the benefit, and determines if any portion of your Account Value needs to be transferred into or out of the AST bond portfolio Sub-accounts. Therefore, at any given time, some, none, or most of your Account Value may be allocated to the AST bond portfolio Sub-accounts.
Each market cycle is unique, therefore the performance of your Sub-accounts, and its impact on your Account Value, will differ from market cycle to market cycle producing different transfer activity under the formula. The amount and timing of transfers to and from the AST bond portfolio Sub-accounts pursuant to the formula depend on various factors unique to your Annuity and are not necessarily directly correlated with the securities markets, bond markets, interest rates or any other market or index. Some of the factors that determine the amount and timing of transfers (as applicable to your Annuity), include:

▪	The difference between your Account Value and your guarantee amount(s);

▪	The amount of time until the maturity of your guarantee(s);

▪	The amount invested in, and the performance of, the Permitted Sub-accounts;

▪	The amount invested in, and the performance of, the AST bond portfolio Sub-accounts;

▪	The discount rate used to determine the present value of your guarantee(s);

▪	Additional Purchase Payments, if any, that you make to the Annuity; and

▪	Withdrawals, if any, taken from the Annuity.
Any amounts invested in the AST bond portfolio Sub-accounts will affect your ability to participate in a subsequent market recovery within the Permitted Sub-accounts. Conversely, the Account Value may be higher at the beginning of the market recovery, e.g. more of the Account Value may have been protected from decline and volatility than it otherwise would have been had the benefit not been elected.
The AST bond portfolio Sub-accounts are available only with certain optional living benefits, and you may not allocate Purchase Payments to or transfer Account Value to or from the AST bond portfolio Sub-accounts.
Transfers under the formula do not impact any guarantees under the benefit that have already been locked-in.
Election/Cancellation of the Benefit
HD GRO II can be elected on the Issue Date of your Annuity, or on any Valuation Day thereafter, provided that your Account Value is allocated in a manner permitted with the benefit and you otherwise meet our eligibility requirements. You may elect HD GRO II only if the oldest of the Owner and Annuitant is 84 or younger on the date of election (80 or younger, in New York). If you currently participate in a living benefit that may be cancelled, you may terminate that benefit at any time and elect HD GRO II. However you will lose all guarantees that you had accumulated under the previous benefit. The initial guarantee under HD GRO II will be based on your current Account Value at the time the new benefit becomes effective on your Annuity.
HD GRO II will terminate automatically upon: (a) the death of the Owner or the Annuitant (in an entity owned contract), unless the Annuity is continued by the surviving spouse; (b) as of the date Account Value is applied to begin annuity payments; (c) as of the anniversary of benefit election that immediately precedes the contractually-mandated latest annuity date, or (d) upon full surrender of the Annuity. If you elect to terminate the benefit, HD GRO II will no longer provide any guarantees. The charge for the HD GRO II benefit will no longer be deducted from your Account Value upon termination of the benefit.
If you wish, you may cancel the HD GRO II benefit. You may then elect any other currently available living benefit beginning on the next Valuation Day after you have cancelled the HD GRO II benefit, provided that your Account Value is allocated in the manner permitted with the benefit and you otherwise meet our eligibility requirements. Upon cancellation of the HD GRO II benefit, any Account Value allocated to the AST bond portfolio Sub-accounts used with the formula will be reallocated to the Permitted Sub-Accounts according to your most recent allocation instructions or, in absence of such instructions, pro-rata (i.e., in direct proportion to your current allocations). Upon your re-election of HD GRO II, Account Value may be transferred between the AST bond portfolio Sub-accounts and the other Sub-accounts according to the predetermined mathematical formula (see “Key Feature – Allocation of Account Value” section for more details). It is possible that over time the formula could transfer some, most, or none of the Account Value to the AST bond portfolio Sub-accounts under the newly-elected benefit. You also should be aware that upon cancellation of the HD GRO II benefit, you will lose all guarantees that you had accumulated under the benefit. Thus, the guarantees under your newly-elected benefit will be based on your current Account Value at the time the new benefit becomes effective. The benefit you elect or re-elect may be more expensive than the benefit you cancel.
There is no guarantee that any benefit will be available for election at a later date.
Special Considerations under HD GRO II
This benefit is subject to certain rules and restrictions, including, but not limited to the following:

▪
Upon inception of the benefit, 100% of your Account Value must be allocated to the Permitted Sub-accounts. The Permitted Sub-accounts are those described in the Investment Option section of the prospectus. No fixed interest rate allocations may be in effect as of the date that you elect to participate in the benefit.

▪	Transfers to and from your elected Sub-accounts and an AST bond portfolio Sub-account will not count toward the maximum number of free transfers allowable under the Annuity.

▪	Any amounts applied to your Account Value by us on a maturity date will not be treated as “investment in the contract” for income tax purposes.

▪	As the time remaining until the applicable maturity date gradually decreases, the benefit may become increasingly sensitive to moves to an AST bond portfolio Sub-account.

▪
We currently limit the Sub-accounts to which you may allocate Account Value if you participate in this benefit. Moreover, if you are invested in prohibited investment options and seek to acquire the benefit, we will ask you to reallocate to permitted investment options as a prerequisite to acquiring the benefit. Should we prohibit access to any investment option, any transfers required to move Account Value to eligible investment options will not be counted in determining the number of free transfers during an Annuity Year.

▪
If you elect this benefit, and in connection with that election you are required to reallocate to different investment options permitted under this benefit, then on the Valuation Day on which we receive your request in Good Order, we will (i) sell units of the non-permitted investment options and (ii) invest the proceeds of those sales in the permitted investment options that you have designated. During this reallocation process, your Account Value allocated to the Sub-accounts will remain exposed to investment risk, as is the case generally. The newly-elected benefit will commence at the close of business on the following Valuation Day. The protection afforded by the newly-elected benefit will not arise until the close of business on the following Valuation Day.

Charges under the Benefit
We deduct an annualized charge equal to 0.60% of the daily net assets of the Sub-accounts (including any AST bond portfolio Sub-account) for participation in the HD GRO II benefit. The annual charge is deducted daily. The charge is deducted to compensate us for: (a) the risk that your Account Value on the maturity date is less than the amount guaranteed and (b) administration of the benefit. You will begin paying this charge as of the effective date of the benefit. We will not refund the charges you have paid even if we never have to make any payments under the benefit.
GUARANTEED RETURN OPTION PLUS (GRO Plus)
GRO Plus is no longer available for election.
GRO Plus is an optional benefit that, after a seven-year period following commencement of the benefit (we refer to the end of that period and any applicable subsequent period as the “maturity date”) and on each anniversary of the maturity date thereafter while the benefit remains in effect, guarantees your Account Value will not be less than your Account Value on the effective date of your benefit (called the “Protected Principal Value”). The benefit also offers you the opportunity to elect a second, enhanced guaranteed amount at a later date if your Account Value has increased, while preserving the guaranteed amount established on the effective date of your benefit. The enhanced guaranteed amount (called the “Enhanced Protected Principal Value”) guarantees that, after a separate period following election of the enhanced guarantee and on each anniversary thereafter while this enhanced guarantee amount remains in effect, your Account Value will not be less than your Account Value on the effective date of your election of the enhanced guarantee. If the maturity date of any guarantee under GRO Plus is not a Valuation Day, and we are required to contribute an amount to your Account Value with respect to that maturing guarantee, we would contribute such an amount on the next Valuation Day.
The benefit monitors your Account Value daily and, if necessary, systematically transfers amounts between the Sub-accounts you choose and MVA Fixed Allocations used to support the Protected Principal Value(s). The benefit may be appropriate if you wish to protect a principal amount against poor Sub-account performance as of a specific date in the future. There is an additional charge if you elected the Guaranteed Return Option Plus benefit.
The guarantees provided by the benefit exist only on the applicable maturity date(s) and on each anniversary of the maturity date(s) thereafter.
Key Feature – Protected Principal Value/Enhanced Protected Principal Value
The Guaranteed Return Option Plus offers a base guarantee as well as the option of electing an enhanced guarantee at a later date.

▪
Base Guarantee: Under the base guarantee, Prudential Annuities guarantees that on the maturity date and on each anniversary of the maturity date thereafter that the benefit remains in effect, your Account Value will be no less than the Protected Principal Value. On the maturity date and on each anniversary after the maturity date that the benefit remains in effect, if your Account Value is below the Protected Principal Value, Prudential Annuities will apply additional amounts to your Annuity from its general account to increase your Account Value to be equal to the Protected Principal Value. A subsequent Purchase Payment increases the amount of the base guarantee by the amount of the Purchase Payment (plus any Credits), and withdrawals reduce the base guarantee (as discussed below). Any amounts applied to your Account Value by Prudential Annuities on the maturity date or any anniversary of the maturity date will first be applied to any MVA Fixed Allocations then required to support guarantees due on subsequent maturity dates. We will allocate the remainder to the Sub-accounts pro-rata, based on the Account Value in the Sub-accounts at that time.

▪
Enhanced Guarantee: On any anniversary following commencement of the benefit, you can establish an enhanced guarantee amount based on your current Account Value. Under the enhanced guarantee, Prudential Annuities guarantees that at the end of the specified period following the election of the enhanced guarantee (also referred to as its “maturity date”), and on each anniversary of the maturity date thereafter that the enhanced guaranteed amount remains in effect, your Account Value will be no less than the Enhanced Protected Principal Value. You can elect an enhanced guarantee more than once; however, a subsequent election supersedes the prior election of an enhanced guarantee. Election of an enhanced guarantee does not impact the base guarantee. In addition, you may elect an “auto step-up” feature that will automatically create an enhanced guarantee (or increase your enhanced guarantee, if previously elected) on each anniversary of the benefit (and create a new maturity period for the new enhanced guarantee) if the Account Value as of that anniversary exceeds the Protected Principal Value and Enhanced Protected Principal Value by 7% or more. You may also elect to terminate an enhanced guarantee. If you elect to terminate an enhanced guarantee, any amounts held in the MVA Fixed Allocations for the enhanced guarantee will be liquidated, on the Valuation Day the request is processed, (which may result in a market value adjustment), and such amounts will be transferred according to the rules described in “Termination of the Benefit/ Enhanced Guarantee”. Termination of an enhanced guarantee will not result in termination of the base guarantee. If you have elected the enhanced guarantee, on the guarantee’s maturity date and on each anniversary of the maturity date thereafter that the enhanced guarantee amount remains in effect, if your Account Value is below the Enhanced Protected Principal Value, Prudential Annuities will apply additional amounts to your Annuity from its general account to increase your Account Value to be equal to the Enhanced Protected Principal Value. Any amounts applied to your Account Value by Prudential Annuities on the maturity date or any anniversary of the maturity date will first be applied to any MVA Fixed Allocations then required to support guarantees due on subsequent maturity dates. We will allocate the remainder to the Sub-accounts pro-rata, based on the Account Value in the Sub-accounts at that time.
If our assumptions are correct and the operations relating to the administration of the benefit work properly, we do not expect that we will need to add additional amounts to your Annuity. The Protected Principal Value is referred to as the “Base Guarantee” and the Enhanced Protected Principal Value is referred to as the “Step-Up Guarantee” in the rider we issue for this benefit.
Withdrawals under your Annuity
Withdrawals from your Annuity, while the benefit is in effect, will reduce the base guarantee under the benefit as well as any enhanced guarantee. Cumulative annual withdrawals up to 5% of the Protected Principal Value as of the effective date of the benefit (adjusted for any subsequent purchase payments and, with respect to XT6, any Credits applied to such purchase payments) will reduce the applicable guaranteed amount by the actual amount of the withdrawal (referred to as the “dollar-for-dollar limit”). If the amount withdrawn is greater than the dollar-for-dollar limit, the portion of the withdrawal equal to the dollar-for-dollar limit will be treated as described above, and the portion of the withdrawal in excess of the dollar-for-dollar limit will reduce the base guarantee and the enhanced guarantee proportionally, according to the formula as described in the rider for this benefit (see the examples of this calculation below). Withdrawals other than Systematic Withdrawals will be taken pro-rata from the Sub-accounts and any Fixed Allocations. Withdrawals will be subject to all other provisions of your Annuity, including any Contingent Deferred Sales Charge and Market Value Adjustment (which may be positive or negative) that would apply.
Charges for other optional benefits under your Annuity that are deducted as an annual charge in arrears will not reduce the applicable guaranteed amount under the Guaranteed Return Option Plus benefit, however, any partial withdrawals in payment of charges for the Plus40 Optional Life Insurance Rider (not currently offered for sale) and any third party investment advisory service will be treated as withdrawals and will reduce the applicable guaranteed amount.
The following examples of dollar-for-dollar and proportional reductions assume that: 1.) the Issue Date and the effective date of the GRO Plus benefit are October 13, 2004; 2.) an initial Purchase Payment of $250,000 (includes any Credits under XT6); 3.) a base guarantee amount of $250,000; and 4.) a dollar-for-dollar limit of $12,500 (5% of $250,000). The values set forth here are purely hypothetical and do not reflect the charge for GRO Plus or other fees and charges.
Example 1. Dollar-for-dollar reduction
A $10,000 withdrawal is taken on November 29, 2004 (in the first Annuity Year). No prior withdrawals have been taken. As the amount withdrawn is less than the Dollar-for-dollar Limit:

▪	The base guarantee amount is reduced by the amount withdrawn (i.e., by $10,000, from $250,000 to $240,000).

▪	The remaining dollar-for-dollar limit (“Remaining Limit”) for the balance of the first Annuity Year is also reduced by the amount withdrawn (from $12,500 to $2,500).
Example 2. Dollar-for-dollar and proportional reductions
A second $10,000 withdrawal is taken on December 18, 2004 (still within the first Annuity Year). The Account Value immediately before the withdrawal is $180,000. As the amount withdrawn exceeds the Remaining Limit of $2,500 from Example 1:

▪	The base guarantee amount is first reduced by the Remaining Limit (from $240,000 to $237,500);

▪	The result is then further reduced by the ratio of A to B, where:

—	A is the amount withdrawn less the Remaining Limit ($10,000 – $2,500, or $7,500).

—	B is the Account Value less the Remaining Limit ($180,000 – $2,500, or $177,500).
The resulting base guarantee amount is: $237,500 X (1 – $7,500 / $177,500), or $227,464.79.

▪	The Remaining Limit is set to zero (0) for the balance of the first Annuity Year.
Example 3. Reset of the Dollar-for-dollar limit
A $10,000 withdrawal is made on December 19, 2005 (second Annuity Year). The Remaining Limit has been reset to the dollar-for-dollar limit of $12,500. As the amount withdrawn is less than the dollar-for-dollar limit:

▪	The base guarantee amount is reduced by the amount withdrawn (i.e., reduced by $10,000, from $227,464.79 to $217,464.79)

▪	The Remaining Limit for the balance of the second Annuity Year is also reduced by the amount withdrawn (from $12,500 to $2,500).
Key Feature – Allocation of Account Value
GRO Plus uses a mathematical formula that we operate to help manage your guarantees through all market cycles. Each Valuation Day, the formula determines if any portion of your Account Value needs to be transferred into or out of the MVA Fixed Allocations, through reference to a “reallocation trigger”. The formula does this by (a) first identifying each guarantee that is outstanding under GRO Plus (b) then discounting the value of each such guarantee to a present value, based on crediting rates associated with the MVA Fixed Allocations, then (c) identifying the largest of such present values. Then, the formula compares the largest present value to both the Account Value and the value of assets allocated to the Sub-accounts to determine whether a transfer into or out of the MVA Fixed Allocations is required. As detailed in the formula, if that largest present value exceeds the Account Value less a percentage of the Sub-account value, a transfer into the MVA Fixed Allocations will occur. Conversely, if the largest present value is less than the Account Value less a percentage of the Sub-account value, a transfer out of the MVA Fixed Allocations will occur. This required formula helps us manage our financial exposure under the benefit, by moving assets to a more stable option (i.e., the MVA Fixed Allocations). The formula is set forth in Appendix L.
If your Account Value is greater than or equal to the reallocation trigger, then:

▪	your Account Value in the Sub-accounts will remain allocated according to your most recent instructions; and

▪
if a portion of your Account Value is allocated to an MVA Fixed Allocation to support the applicable guaranteed amount, all or a portion of those amounts will be transferred from the MVA Fixed Allocation and re-allocated to the Sub-accounts according to any asset allocation programs (including an Automatic Rebalancing program) established on your Annuity or in the absence of such programs, pro-rata, based on the Account Values in such Sub-accounts at that time;

▪
if all of your Account Value is allocated to an MVA Fixed Allocation, then all or a portion of that amount may be transferred from the MVA Fixed Allocation and re-allocated to the Sub-accounts, according to the following hierarchy: (i) first according to any asset allocation program that you may have in effect (ii) if no such program is in effect, then in accordance with any automatic rebalancing program that you may have in effect and (iii) if neither such program is in effect, then to the AST Government Money Market Sub-account; and

▪	a Market Value Adjustment will apply when we reallocate Account Value from an MVA Fixed Allocation to the Sub-accounts, which may result in a decrease or increase in your Account Value.
If your Account Value is less than the reallocation trigger, a portion of your Account Value in the Sub-accounts will be transferred from the Sub-accounts pro-rata according to your allocations to a new MVA Fixed Allocation(s) to support the applicable guaranteed amount. The new MVA Fixed Allocation(s) will have a Guarantee Period equal to the time remaining until the applicable maturity date(s). The Account Value allocated to the new MVA Fixed Allocation(s) will be credited with the fixed interest rate(s) then being credited to a new MVA Fixed Allocation(s) maturing on the applicable maturity date(s) (rounded to the next highest yearly duration). The Account Value will remain invested in each applicable MVA Fixed Allocation until the applicable maturity date unless, at an earlier date, your Account Value is greater than or equal to the reallocation trigger and, therefore, amounts can be transferred to the Sub-accounts while maintaining the guaranteed protection under the program (as described above).
At any given time, some, none, or all of your Account Value may be allocated to the MVA Fixed Allocations. With respect to any amounts held within the MVA Fixed Allocations, we can give no assurance how long the amounts will reside there or if such amounts will transfer out of the MVA Fixed Allocations. If you make additional purchase payments to your Annuity, they will be allocated to the Sub-accounts according to your allocation instructions. Such additional purchase payments may or may not cause the formula to transfer money in or out of the MVA Fixed Allocations. Once the purchase payments are allocated to your Annuity, they will also be subject to the formula, which may result in immediate transfers to or from the MVA Fixed Allocations, if dictated by the formula. The amount of such transfers will vary, as dictated by the formula, and will depend on the factors listed below.
Each market cycle is unique, therefore the performance of your Sub-accounts, and its impact on your Account Value, will differ from market cycle to market cycle producing different transfer activity under the formula. The amount and timing of transfers to and from the MVA Fixed Allocations pursuant to the formula depend on various factors unique to your Annuity and are not necessarily directly correlated with the securities markets, bond markets, interest rates or any other market or index. Some of the factors that determine the amount and timing of transfers (as applicable to your Annuity), include:

▪	The difference between your Account Value (including any Market Value Adjustment) and your Protected Principal Value(s);

▪	The amount of time until the maturity of your guarantee(s);

▪	The amount invested in, and the performance of, the Sub-accounts;

▪	The amount invested in, and interest earned within, the MVA Fixed Allocations;

▪	The current crediting rates associated with MVA Fixed Allocations;

▪	Additional purchase payments, if any, that you make to the Annuity; and

▪	Withdrawals, if any, taken from the Annuity.
Any amounts invested in the MVA Fixed Allocations will affect your ability to participate in a subsequent recovery within the Sub-accounts. Conversely, the Account Value may be higher at the beginning of the recovery, e.g. more of the Account Value may have been protected from decline and volatility than it otherwise would have been had the benefit not been elected.
While you are not notified when your Account Value reaches a reallocation trigger, you will receive a confirmation statement indicating the transfer of a portion of your Account Value either to or from the MVA Fixed Allocations.
You may not allocate purchase payments to or transfer Account Value to or from the MVA Fixed Allocations.
Separate Fixed Allocations may be established in support of the Protected Principal Value and the Enhanced Protected Principal Value (if elected). There may also be circumstances when an MVA Fixed Allocation will be established only in support of the Protected Principal Value or the Enhanced Protected Principal Value. If you elect an enhanced guarantee, it is more likely that a portion of your Account Value may be allocated to MVA Fixed Allocations and will remain allocated for a longer period of time to support the Enhanced Protected Principal Value, even during a period of positive Sub-account performance and/or under circumstances where MVA Fixed Allocations would not be necessary to support the Protected Principal Value.

Further, there may be circumstances where MVA Fixed Allocations in support of the Protected Principal Value or Enhanced Protected Principal Value are transferred to the Sub-accounts under the formula differently than each other because of the different guarantees they support.
You should be aware of the following potential ramifications of the formula:

▪
Transfers of your Account Value can be frequent, and under some scenarios may occur on a daily basis. As indicated, each such transfer may be subject to a Market Value Adjustment, which can be positive or negative. Thus, a Market Value Adjustment will directly increase or reduce your Account Value.

▪
As indicated, some or even all, of your Account Value may be maintained in the MVA Fixed Allocations. The greater the Account Value held in MVA Fixed Allocations, the larger (in dollar terms) the Market Value Adjustment upon any transfer of such Account Value to the Sub-accounts.

▪	Transfers under the formula do not impact your guarantees under GRO Plus that have already been locked-in.
Election of the Benefit
We no longer permit new elections of GRO Plus. If you currently participate in GRO Plus, your existing guarantees are unaffected by the fact that we no longer offer GRO Plus. Please note that if you terminate a living benefit such as GRO Plus and elect a new living benefit, you lose the guarantees that you had accumulated under your existing benefit and we will base any guarantees under the new benefit on your Account Value as of the date the new benefit becomes active. We reserve the right to waive, change and/or further limit the election frequency in the future.
Termination of the Benefit/Enhanced Guarantee
You can elect to terminate the enhanced guarantee but maintain the protection provided by the base guarantee. You also can terminate the Guaranteed Return Option Plus benefit entirely, in which case you will lose any existing guarantees.
Upon termination of the benefit or of the enhanced guarantee, any amounts held in the MVA Fixed Allocations related to the guarantee(s) being terminated will be transferred as follows: (a) if only a portion of your Account Value is in the MVA Fixed Allocations, we will transfer such Account Value (i) to the Sub-accounts pro-rata, based on your Account Value in such Sub-accounts on the day of the transfer, unless we receive other prior instructions from you or (ii) if you are then participating in an asset allocation program for which we are providing administrative support, we allocate the transferred amount in accordance with the then current percentages for that asset allocation program (b) if your entire Account Value is in the MVA Fixed Allocations, we will transfer your Account Value to the Sub-account corresponding to the AST Government Money Market Portfolio, unless we receive prior instructions from you. A Market Value Adjustment will apply (except that if the benefit has terminated automatically due to payment of a death benefit, whether an MVA applies depends solely on the terms of the death benefit – see the Death Benefit section of this prospectus).
In general, you may cancel GRO Plus and then elect another living benefit that is available post issue, effective on any Valuation Day after your cancellation of GRO Plus. If you terminate GRO Plus, you will lose all guarantees under that benefit. Your election of another living benefit is subject to State and firm availability and our eligibility rules.
The benefit will terminate automatically upon: (a) the death of the Owner or the Annuitant (in an entity owned contract); (b) as of the date Account Value is applied to begin annuity payments; or (c) upon full surrender of the Annuity. If you elect to terminate the benefit, the Guaranteed Return Option Plus will no longer provide any guarantees. The surviving spouse may elect the benefit at any time, subject to the limitations described above, after the death of the Annuity Owner. The surviving spouse’s election will be effective on the Valuation Day that we receive the required documentation in good order at our home office, and the Account Value on that Valuation Day will be the Protected Principal Value.
Special Considerations under the Guaranteed Return Option Plus
This benefit is subject to certain rules and restrictions, including, but not limited to the following:

▪
Upon inception of the benefit, 100% of your Account Value must have been allocated to the Sub-accounts. No MVA Fixed Allocations may be in effect as of the date that you elect to participate in the benefit. However, the formula may transfer Account Value to MVA Fixed Allocations as of the effective date of the benefit under some circumstances.

▪
You cannot allocate any portion of purchase payments (including any Credits applied to such purchase payments under XT6) or transfer Account Value to or from a MVA Fixed Allocation while participating in the benefit; however, all or a portion of any purchase payments (including any Credits applied to such purchase payments under XT6) may be allocated by us to an MVA Fixed Allocations to support the amount guaranteed. You cannot participate in any dollar cost averaging benefit that transfers Account Value from a MVA Fixed Allocation to a Sub-account.

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Transfers from MVA Fixed Allocations made as a result of the formula under the benefit will be subject to the Market Value Adjustment formula under an Annuity; however, the 0.10% liquidity factor in the formula will not apply. A Market Value Adjustment may be either positive or negative. Transfer amounts will be taken from the most recently established MVA Fixed Allocation.

▪
Transfers from the Sub-accounts to MVA Fixed Allocations or from MVA Fixed Allocations to the Sub-accounts under the benefit will not count toward the maximum number of free transfers allowable under an Annuity.

▪
Any amounts applied to your Account Value by Prudential Annuities on the maturity date or any anniversary of the maturity date will not be treated as “investment in the contract” for income tax purposes.

▪	Low interest rates may require allocation to MVA Fixed Allocations even when the current Account Value exceeds the guarantee.

▪	As the time remaining until the applicable maturity date gradually decreases the benefit will become increasingly sensitive to moves to MVA Fixed Allocations.

▪
We currently limit the Sub-accounts in which you may allocate Account Value if you participate in this benefit. Should we prohibit access to any investment option, any transfers required to move Account Value to eligible investment options will not be counted in determining the number of free transfers during an Annuity Year.

Charges under the Benefit
We currently deduct a charge equal to 0.25% of the daily net assets of the Sub-accounts for participation in the Guaranteed Return Option Plus benefit. The annual charge is deducted daily. The charge is deducted to compensate Prudential Annuities for: (a) the risk that your Account Value on the maturity date is less than the amount guaranteed; and (b) administration of the benefit. You will begin paying this charge as of the effective date of the benefit. We will not refund the charges you have paid even if we never have to make any payments under the benefit.
If you elect the Enhanced Guarantee under the benefit, and on the date you elect to step-up, the charges under the benefit have changed for new purchases, your benefit may be subject to the new charge level. These charges will not exceed the maximum charges shown in the section of this prospectus entitled “Your Optional Benefit Fees and Charges.”
GUARANTEED RETURN OPTION (GRO)
GRO is no longer available for election.
GRO is an optional benefit that, after a seven-year period following commencement of the benefit (we refer to the end of that period as the “maturity date”) guarantees your Account Value will not be less than your Account Value on the effective date of your benefit (called the “Protected Principal Value”).
The benefit monitors your Account Value daily and, if necessary, systematically transfers amounts pursuant to a mathematical formula between the Sub-accounts you choose and the MVA Fixed Allocation used to support the Protected Principal Value. There is an additional charge if you elect the Guaranteed Return Option benefit.
The guarantee provided by the benefit exists only on the applicable maturity date. However, due to the ongoing monitoring of your Account Value and the transfer of Account Value between the Sub-accounts and the MVA Fixed Allocation to support our future guarantee, the benefit may provide some protection from significant Sub-account losses if you choose to surrender your Annuity or begin receiving annuity payments prior to a maturity date.
Key Feature – Protected Principal Value
Under the GRO benefit, Prudential Annuities guarantees that on the maturity date, your Account Value will be no less than the Protected Principal Value. On the maturity date if your Account Value is below the Protected Principal Value, Prudential Annuities will apply additional amounts to your Annuity from its general account to increase your Account Value to be equal to the Protected Principal Value. A subsequent Purchase Payment increases the amount of the Protected Principal Value by the amount of the Purchase Payment (plus any Credits), and withdrawals reduce the Protected Principal Value (as discussed below).
We will notify you of any amounts added to your Annuity under the benefit. If our assumptions are correct and the operations relating to the administration of the benefit work properly, we do not expect that we will need to add additional amounts to an Annuity. The Protected Principal Value is generally referred to as the “Guaranteed Amount” in the rider we issue for this benefit.
Key Feature – Allocation of Account Value
GRO uses a mathematical formula that we operate to help manage your guarantees through all market cycles. The formula weighs a number of factors, including the current Account Value, the value in the Sub-accounts, the value in the MVA Fixed Allocations, the Protected Principal Value, the expected value of the MVA Fixed Allocations used to support the guarantee, the time remaining until maturity, and the current crediting rates associated with the MVA Fixed Allocations. In essence, and as detailed in the formula, the formula will transfer Account Value into the MVA Fixed Allocations if needed to support an anticipated guarantee. The formula is set forth in Appendix M. This required formula thus helps us manage our financial exposure under the benefit, by moving assets to a more stable option (i.e., the MVA Fixed Allocations).
Each Valuation Day, the formula determines if any portion of your Account Value needs to be transferred into or out of the MVA Fixed Allocations, through reference to a “reallocation trigger”. At any given time, some, none, or all of your Account Value may be allocated to the MVA Fixed Allocations. If your entire Account Value is transferred to the MVA Fixed Allocations, the formula will not transfer amounts out of the MVA Fixed Allocations to the Sub-accounts and the entire Account Value would remain in the MVA Fixed Allocations. If you make additional purchase payments to your Annuity, they will be allocated to the Sub-accounts according to your allocation instructions. Such additional purchase payments may or may not cause the formula to transfer money in or out of the MVA Fixed Allocations. Once the purchase payments are allocated to your Annuity, they will also be subject to the formula, which may result in immediate transfers to or from the MVA Fixed Allocations, if dictated by the formula. The amount of any such transfers will vary, as dictated by the formula, and will depend on the factors listed below.
Each market cycle is unique, therefore the performance of your Sub-accounts, and its impact on your Account Value, will differ from market cycle to market cycle producing different transfer activity under the formula. The amount and timing of transfers to and from the MVA Fixed Allocations pursuant to the formula depend on various factors unique to your Annuity and are not necessarily directly correlated with the securities markets, bond markets, interest rates or any other market or index. Some of the factors that determine the amount and timing of transfers (as applicable to your Annuity), include:

▪	The difference between your Account Value (including any Market Value Adjustment) and your Protected Principal Value(s);

▪	The amount of time until the maturity of your Guarantee(s);

▪	The amount invested in, and the performance of, the Sub-accounts;

▪	The amount invested in, and interest earned within, the MVA Fixed Allocations;

▪	The current crediting rates associated with MVA Fixed Allocations;

▪	Additional purchase payments, if any, that you make to the Annuity; and

▪	Withdrawals, if any, taken from the Annuity.
Any amounts invested in the MVA Fixed Allocations will affect your ability to participate in a subsequent recovery within the Sub-accounts. Conversely, the Account Value may be higher at the beginning of the recovery, e.g. more of the Account Value may have been protected from decline and volatility than it otherwise would have been had the benefit not been elected.
While you are not notified when your Account Value reaches a reallocation trigger, you will receive a confirmation statement indicating the transfer of a portion of your Account Value either to or from the MVA Fixed Allocation.
You may not allocate purchase payments to or transfer Account Value to or from the MVA Fixed Allocations.
You should be aware of the following potential ramifications of the formula:

▪
A Market Value Adjustment will apply when we reallocate Account Value from the MVA Fixed Allocation to the Sub-accounts. Transfers of your Account Value can be frequent, and under some scenarios may occur on a daily basis. As indicated, each such transfer may be subject to a Market Value Adjustment, which can be positive or negative. Thus, a Market Value Adjustment will directly increase or reduce your Account Value.

▪
As indicated, some or even all, of your Account Value may be maintained in the MVA Fixed Allocations. The greater the Account Value held in MVA Fixed Allocations, the larger (in dollar terms) the Market Value Adjustment upon any transfer of such Account Value to the Sub-accounts.

▪
If your Account Value is less than the reallocation trigger, a portion of your Account Value in the Sub-accounts will be transferred from the Sub-accounts pro-rata according to your allocations to a new MVA Fixed Allocation(s) to support the applicable guaranteed amount. The new MVA Fixed Allocation(s) will have a Guarantee Period equal to the time remaining until the applicable maturity date(s). The Account Value allocated to the new MVA Fixed Allocation(s) will be credited with the fixed interest rate(s) then being credited to a new MVA Fixed Allocation(s) maturing on the applicable maturity date(s) (rounded to the next highest yearly duration). The Account Value will remain invested in each applicable MVA Fixed Allocation until the applicable maturity date unless, at an earlier date, your Account Value is greater than or equal to the reallocation trigger and, therefore, amounts can be transferred to the Sub-accounts while maintaining the guaranteed protection under the program (as described above).

▪
If your Account Value is greater than or equal to the reallocation trigger, and Account Value must be transferred from the MVA Fixed Allocations to the Sub-accounts, then those amounts will be transferred from the MVA Fixed Allocations and re-allocated to the Sub-accounts according to any asset allocation programs (including an Automatic Rebalancing program) established on your Annuity or in the absence of such programs, pro-rata, based on the Account Values in such Sub-accounts at that time. A market value adjustment will apply upon a transfer out of the MVA Fixed Allocations, which may result in an increase or decrease in your Account Value.

▪	Transfers under the formula do not impact your guarantees under GRO that have already been locked-in.
Withdrawals from your Annuity, while the benefit is in effect, will reduce the Protected Principal Value proportionally. The proportion will be equal to the proportionate reduction in the Account Value due to the withdrawal as of that date. Withdrawals will be taken pro rata from the Sub-accounts and any MVA Fixed Allocations. Systematic Withdrawals will be taken pro-rata from the Sub-accounts and the MVA Fixed Allocations up to growth in the MVA Fixed Allocations and thereafter pro-rata solely from the Sub-accounts. The growth in the MVA Fixed Allocations at any point in time consists of the remaining earnings since the program of systematic withdrawal began. Withdrawals will be subject to all other provisions of your Annuity, including any Contingent Deferred Sales Charge and Market Value Adjustment that would apply.
Election of the Benefit
We no longer permit new elections of GRO. If you currently participate in GRO, your existing guarantees are unaffected by the fact that we no longer offer GRO. Please note that if you terminate a living benefit such as GRO and elect a new living benefit, you lose the guarantees that you had accumulated under your existing benefit and we will base any guarantees under the new benefit on your Account Value as of the date the new benefit becomes active. We reserve the right to waive, change and/or further limit the election frequency in the future.
Restart of the Benefit
Once each Annuity Year you may request to restart the Benefit. Such a request is an election by you to terminate the existing Benefit (and all guarantees under the benefit) and start a new one. Restarts only take effect on anniversaries of the Issue Date. To make such a request for a restart, you must notify us in advance in accordance with our administrative requirements. If we accept your request, we then terminate the existing Benefit as of that valuation period, if it is an anniversary of the Issue Date, or, if not, as of the next following anniversary of the Issue Date. The new Benefit starts at that time. The initial Protected Principal Value for the new Benefit is the Account Value as of the effective date of the new Benefit. Unless you tell us otherwise, the duration of the new Benefit will be the same as that for the existing Benefit. However, if we do not then make that duration available, you must elect from those we make available at that time. For those who elect to re-start the benefit, the charge will be assessed according to the current methodology prior to re-starting the benefit. – see “Charges under the Benefit” below.

As part of terminating the existing Benefit, we transfer any amounts in MVA Fixed Allocations, subject to a Market Value Adjustment, to the Sub-accounts on a pro-rata basis. If your entire Account Value was then in MVA Fixed Allocations, you must first provide us instructions as to how to allocate the transferred Account Value among the Sub-accounts.
Termination of the Benefit
The Annuity Owner also can terminate the Guaranteed Return Option benefit. Upon termination, any amounts held in the MVA Fixed Allocations will be transferred as follows: (a) if only a portion of your Account Value is in the MVA Fixed Allocations, we will transfer such Account Value (i) to the Sub-accounts pro-rata based on the Account Values in such Sub-accounts on the day of the transfer, unless we receive at our office other prior instructions from you or (ii) if you are then participating in an asset allocation program for which we are providing administrative support, we allocate the transferred amount in accordance with the then current percentages for that asset allocation program (b) if your entire Account Value is in MVA Fixed Allocations, we will transfer your Account Value to the Sub-account corresponding to the AST Government Money Market Portfolio, unless we receive at our Office prior instructions from you. A Market Value Adjustment will apply (except that if the benefit has terminated automatically due to payment of a death benefit, whether an MVA applies depends solely on the terms of the death benefit – see the Death Benefit section of this prospectus).
In general, you may cancel GRO and then elect another living benefit available post issue, effective on any Valuation Day after your cancellation of GRO. If you terminate GRO, you will lose all guarantees under that benefit. Your election of another living benefit is subject to State and firm availability and our eligibility rules.
The benefit will terminate automatically upon: (a) the death of the Owner or the Annuitant (in an entity owned contract); (b) as of the date Account Value is applied to begin annuity payments; or (c) upon full surrender of your Annuity. If you elect to terminate the benefit, the Guaranteed Return Option will no longer provide any guarantees. If the surviving spouse assumes your Annuity, he/she may re-elect the benefit on any anniversary of the Issue Date of the Annuity or, if the deceased Owner had not previously elected the benefit, may elect the benefit at any time. The surviving spouse’s election will be effective on the Valuation Day that we receive the required documentation in good order at our home office, and the Account Value on that Valuation Day will be the Protected Principal Value.
The charge for the Guaranteed Return Option benefit will no longer be deducted from your Account Value after the benefit has been terminated, although for those Annuities for which the GRO charge is deducted annually rather than daily (see Charges Under the Benefit below), we will deduct the final annual charge upon termination of the benefit.
Special Considerations under the Guaranteed Return Option. This benefit is subject to certain rules and restrictions, including, but not limited to the following:

▪
Upon inception of the benefit, 100% of your Account Value must have been allocated to the Sub-accounts. The MVA Fixed Allocation must not have been in effect as of the date that you elected to participate in the benefit. However, the formula may transfer Account Value to the MVA Fixed Allocation as of the effective date of the benefit under some circumstances.

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Annuity Owners cannot allocate any portion of purchase payments (including any Credits applied to such purchase payments under XT6) or transfer Account Value to or from the MVA Fixed Allocation while participating in the benefit; however, all or a portion of any purchase payments (including any Credits applied to such purchase payments under XT6) may be allocated by us to the MVA Fixed Allocation to support the amount guaranteed. You cannot participate in any dollar cost averaging benefit that transfers Account Value from a MVA Fixed Allocation to a Sub-account.

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Transfers from the MVA Fixed Allocation made as a result of the formula under the benefit will be subject to the Market Value Adjustment formula under an Annuity; however, the 0.10% liquidity factor in the formula will not apply. A Market Value Adjustment may be either positive or negative. Transfer amounts will be taken from the most recently established MVA Fixed Allocation.

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Transfers from the Sub-accounts to the MVA Fixed Allocation or from the MVA Fixed Allocation to the Sub-accounts under the benefit will not count toward the maximum number of free transfers allowable under an Annuity.

▪	Any amounts applied to your Account Value by Prudential Annuities on the maturity date will not be treated as “investment in the contract” for income tax purposes.

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Any amounts that we add to your Annuity to support our guarantee under the benefit will be applied to the Sub-accounts pro rata, after first transferring any amounts held in the MVA Fixed Allocations as follows: (a) if only a portion of your Account Value is in the MVA Fixed Allocations, we will transfer such Account Value (i) to the Sub-accounts pro-rata based on the Account Values in such Sub-accounts on the day of the transfer, unless we receive at our office other prior instructions from you or (ii) if you are then participating in an asset allocation program for which we are providing administrative support, we allocate the transferred amount in accordance with the then current percentages for that asset allocation program and (b) if your entire Account Value is in the MVA Fixed Allocations, we will transfer your Account Value to the Sub-account corresponding to the AST Government Money Market Portfolio, unless we receive at our Office prior instructions from you.

▪	Low interest rates may require allocation to the MVA Fixed Allocation even when the current Account Value exceeds the guarantee.

▪	As the time remaining until the applicable maturity date gradually decreases the benefit will become increasingly sensitive to moves to the MVA Fixed Allocation.

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We currently limit the Sub-accounts in which you may allocate Account Value if you participate in this benefit. Should we prohibit access to any investment option, any transfers required to move Account Value to eligible investment options will not be counted in determining the number of free transfers during an Annuity Year.

Charges under the Benefit
We deduct a charge equal to 0.25% of the daily net assets of the Sub-accounts for participation in the Guaranteed Return Option benefit. The annual charge is deducted daily. The charge is deducted to compensate Prudential Annuities for: (a) the risk that your Account Value on the maturity date is less than the amount guaranteed; and (b) administration of the benefit.
With respect to XT6 and APEX II, effective November 18, 2002, Prudential Annuities changed the manner in which the annual charge for the Guaranteed Return Option is deducted to the method described above. The annual charge for the Guaranteed Return Option for Owners who elected the benefit between February 4, 2002 and November 15, 2002 for XT6 and APEX II and subsequent to November 15, 2002 in those states where the daily deduction of the charge has not been approved, is deducted annually, in arrears, according to the prospectus in effect as of the date the benefit was elected.
Owners who purchased an ASAP III Annuity between April 1, 2003 and September 30, 2003 or an ASL II Annuity between February 4, 2002 and November 15, 2002 (the “Promotional Period”) will not be charged the 0.25% annual fee for the Guaranteed Return Option benefit (or the fee for GRO Plus, if that benefit was elected and the Annuity was acquired during the Promotional Period) if elected at any time while their Annuity is in effect.

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Prudential Annuities will not charge the 0.25% annual fee for the entire period that the benefit remains in effect, including any extension of the benefit’s maturity date resulting from the Owner’s election to restart the 7-year benefit duration, regardless of when the Owner elects to participate in the Guaranteed Return Option benefit (or the fee for GRO Plus if that benefit was elected and the Annuity was during the Promotional Period).

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Owners who complete the initial 7-year benefit duration OR terminate the benefit before the benefit’s maturity date, will not be charged the 0.25% annual fee for participating in the benefit if they re-elect the Guaranteed Return Option benefit (or the fee for GRO Plus if that benefit was elected and the Annuity was acquired during the Promotional Period).

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All other terms and conditions of your Annuity and the Guaranteed Return Option benefit (or the fee for GRO Plus if that benefit was elected and the Annuity was acquired during the Promotional Period) apply to Owners who qualify for the waiver of the 0.25% annual fee.

▪	Owners who purchase an Annuity after the completion of the Promotional Period do not qualify for the 0.25% annual fee waiver.
GUARANTEED RETURN OPTION Plus 2008 (GRO Plus 2008)
GRO Plus 2008 is no longer available for new elections.
Under GRO Plus 2008, we guarantee that the Account Value on the date that the benefit is added to your Annuity (adjusted for subsequent purchase payments and withdrawals as detailed below) will not be any less than that original value on the seventh anniversary of benefit election and each anniversary thereafter. We refer to this initial guarantee as the “base guarantee.” In addition to the base guarantee, GRO Plus 2008 offers the possibility of an enhanced guarantee. You may lock in an enhanced guarantee once per “benefit year” (i.e., a year beginning on the date you acquired the benefit and each anniversary thereafter) if your Account Value on the Valuation Day exceeds the amount of any outstanding base guarantee or enhanced guarantee. We guarantee that the Account Value locked-in by that enhanced guarantee will not be any less seven years later, and each anniversary of that date thereafter. In addition, you may elect an automatic enhanced guarantee feature under which, if Account Value on a benefit anniversary exceeds the highest existing guarantee by 7% or more, we guarantee that such Account Value will not be any less seven benefit anniversaries later and each benefit anniversary thereafter. You may maintain only one enhanced guarantee in addition to your base guarantee. Thus, when a new enhanced guarantee is created, it cancels any existing enhanced guarantee. However, the fact that an enhanced guarantee was effected automatically on a benefit anniversary does not prevent you from “manually” locking-in an enhanced guarantee during the ensuing benefit year. Please note that upon creation of a new enhanced guarantee, an immediate transfer to an AST bond portfolio Sub-account (which is used as part of this benefit) may occur depending on the discount rate (as described below) used to determine the present value of each of your guarantees. You may elect to terminate an enhanced guarantee without also terminating the base guarantee. If you do, any amounts held in the AST bond portfolio Sub-account with respect to that enhanced guarantee will be transferred to your other Sub-accounts in accordance with your current allocation instructions. Amounts held in an AST bond portfolio Sub-account with respect to the base guarantee will not be transferred as a result of the termination of an enhanced guarantee. Please note that whenever an enhanced guarantee is created, we reserve the right to increase your charge for GRO Plus 2008 if we have increased the charge for new elections of the benefit generally. You may not lock in an enhanced guarantee, either manually or through our optional automatic program, within seven years of the date by which annuity payments must commence under the terms of your Annuity (please see “How and When Do I Choose The Annuity Payment Option?” for further information on your maximum Annuity Date). The inability to lock in an enhanced guarantee referenced in the immediately preceding sentence also applies to a new Owner who has acquired the Annuity from the original Owner.
In general, we refer to a date on which the Account Value is guaranteed to be present as the “maturity date”. If the Account Value on the maturity date is less than the guaranteed amount, we will contribute funds from our general account to bring your Account Value up to the guaranteed amount. If the maturity date is not a Valuation Day, then we would contribute such an amount on the next Valuation Day. We will allocate any such amount to each Sub-account (other than the “Current AST bond portfolio Sub-account" described below) in accordance with your current allocations instructions. Regardless of whether we need to contribute funds at the end of a guarantee period, we will at that time transfer all amounts held within the Current AST bond portfolio Sub-account associated with the maturing guarantee to your other Sub-accounts, on a pro rata basis. If the entire Account Value is invested in an AST bond portfolio Sub-account, we will allocate according to your current allocation instructions.
We increase both the base guarantee and any enhanced guarantee by the amount of each Purchase Payment (and associated Credits) made subsequent to the date that the guarantee was established. For example, if the effective date of the benefit was January 1, 2009 and the Account Value was $100,000 on that date, then a $30,000 Purchase Payment made on March 30, 2010 would increase the base guarantee amount to $130,000. As illustrated in the examples below, additional purchase payments also increase an amount we refer to as the “dollar-for-dollar corridor.”

The dollar-for-dollar corridor is equal to 5% of the base guarantee amount (i.e., 5% of the Account Value at benefit election). Thereafter, the dollar-for-dollar corridor is adjusted only for subsequent purchase payments (i.e., 5% of the Purchase Payment is added to the corridor amount) and “excess withdrawals” (as described below). Thus, the creation of any enhanced guarantee has no impact on the dollar-for-dollar corridor. Each “benefit year”, withdrawals that you make that are equal to or less than the dollar-for-dollar corridor reduce both the amount of the dollar-for-dollar corridor for that benefit year plus the base guarantee amount and the amount of any enhanced guarantee by the exact amount of the withdrawal. However, if you withdraw more than the dollar-for-dollar corridor in a given benefit year, we use the portion of the withdrawal that exceeded the dollar-for-dollar corridor to effect a proportional reduction to both the dollar-for-dollar corridor itself and each guarantee amount. We calculate a proportional reduction by (i) identifying the amount of the withdrawal that exceeded the dollar-for-dollar corridor (the “excess withdrawal”) (ii) subtracting the dollar-for-dollar amount from the Account Value prior to the withdrawal (iii) dividing the excess withdrawal by the amount in (ii). We then use the resulting proportion to reduce each of the guaranteed amount and the dollar for dollar corridor itself. See examples of this calculation below.
Any partial withdrawals in payment of any third party investment advisory service will be treated as withdrawals, and will reduce each guarantee amount and the dollar-for-dollar corridor in the manner indicated above.
EXAMPLES
The following examples of dollar-for-dollar and proportional reductions assume that: 1.) the Issue Date and the effective date of the GRO Plus 2008 benefit are October 13, 2008; 2.) an initial Purchase Payment of $250,000 (includes any Credits); 3.) a base guarantee amount of $250,000; and 4.) a dollar-for-dollar limit of $12,500 (5% of $250,000). The values set forth here are purely hypothetical and do not reflect the charge for GRO Plus 2008 or other fees and charges.
Example 1. Dollar-for-dollar reduction
A $10,000 withdrawal is taken on November 29, 2008 (in the first Annuity Year). No prior withdrawals have been taken. As the amount withdrawn is less than the Dollar-for-dollar Limit:

▪	The base guarantee amount is reduced by the amount withdrawn (i.e., by $10,000, from $250,000 to $240,000).

▪	The remaining dollar-for-dollar limit (“Remaining Limit”) for the balance of the first Annuity Year is also reduced by the amount withdrawn (from $12,500 to $2,500).
Example 2. Dollar-for-dollar and proportional reductions
A second $10,000 withdrawal is taken on December 18, 2008 (still within the first Annuity Year). The Account Value immediately before the withdrawal is $180,000. As the amount withdrawn exceeds the Remaining Limit of $2,500 from Example 1:

▪	The base guarantee amount is first reduced by the Remaining Limit (from $240,000 to $237,500);

▪	The result is then further reduced by the ratio of A to B, where:

—	A is the amount withdrawn less the Remaining Limit ($10,000 – $2,500, or $7,500).

—	B is the Account Value less the Remaining Limit ($180,000 – $2,500, or $177,500).
The resulting base guarantee amount is: $237,500 X (1 – $7,500 / $177,500), or $227,464.79.

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The Remaining Limit is set to zero (0) for the balance of the first Annuity Year. The resulting dollar-for-dollar corridor for the next Annuity Year is calculated by multiplying the prior dollar-for-dollar corridor by the same ratio by which we reduce the Guarantee Amount above: $12,500 X (1 – $7,500 / $177,500), or $11,971.83.

Key Feature – Allocation of Account Value
GRO Plus 2008 uses a mathematical formula to help manage your guarantees through all market cycles. Because the formula is made part of your schedule supplement, the formula applicable to you may not be altered once you elect the benefit. However, subject to regulatory approval, we do reserve the right to amend the formula for newly-issued Annuities that elect GRO Plus 2008 and for existing Annuities that elect the benefit in the future. This required formula helps us manage our financial exposure under GRO Plus 2008, by moving assets out of certain Sub-accounts if dictated by the formula (see below). In essence, we seek to preserve the value of these assets, by transferring them to a more stable option (i.e., one or more specified bond portfolios of Advanced Series Trust). We refer to these bond portfolios collectively as the “AST bond portfolios.” The formula described in this section, and which is set forth in Appendix H to this prospectus, applies to both (a) GRO Plus 2008 and (b) elections of HD GRO (including HD GRO with the 90% cap feature), where such an election was made prior to July 16, 2010. The formula applicable to elections of HD GRO (including HD GRO with the 90% cap feature), where such an election was made after July 16, 2010, is set forth in Appendix P to this prospectus. The cap can be referred to as the “the 90% cap” OR “the 90% cap rule” OR “the 90% cap feature”. A summary description of each AST Bond Portfolio appears within the Prospectus section entitled “What Are The Investment Objectives and Policies Of The Portfolios?”. You can find a copy of the AST Bond Portfolio prospectus by going to www.prudentialannuities.com.
Each AST bond portfolio is unique, in that its underlying investments generally mature at different times. For example, there would be an AST bond portfolio whose underlying investments generally mature in 2018, an AST bond portfolio whose underlying investments generally mature in 2019, and so forth. We will introduce new AST bond portfolios in subsequent years, to correspond generally to the length of new guarantee periods that are created under this benefit (and the Highest Daily GRO benefit). If you have elected GRO Plus 2008, you may invest in an AST bond Portfolio only by operation of the formula, and thus you may not allocate purchase payments to such a Portfolio. Please see this Prospectus and the prospectus for the Advanced Series Trust for more information about each AST bond portfolio used with this benefit.
Although we employ several AST bond portfolios for purposes of the benefit, the formula described in the next paragraph operates so that your Account Value may be allocated to only one AST bond portfolio Sub-account at one time. In the description of the formula in the next paragraph, we refer to the AST bond portfolio Sub-account in which you are invested immediately prior to any potential asset transfer as the “Current AST bond portfolio Sub-account.” The formula may dictate that a transfer out of the Current AST Bond Portfolio Sub-account be made, or alternatively may mandate a transfer into another AST bond portfolio Sub-account. Any transfer into an AST bond portfolio Sub-account will be directed to the AST bond portfolio Sub-account associated with the “current liability” (we refer to that Sub-account as the “Transfer AST bond portfolio Sub-account”). Note that if the Current AST bond portfolio Sub-account is associated with the current liability, then that Sub-account would be the Transfer AST bond portfolio Sub-account, and we would simply transfer additional assets into the Sub-account if such a transfer is dictated by the formula. As indicated, the AST bond portfolios are employed with this benefit to help us mitigate the financial risks under our guarantee. Thus, in accordance with the formula applicable to you under the benefit, we determine which AST bond portfolio your Account Value is transferred to, and under what circumstances a transfer is made. Please note that upon creation of a new enhanced guarantee, an immediate transfer to the Transfer AST Bond Portfolio Sub-account may occur, depending on the discount rate (as described in the next paragraph) used to determine the present value of each of your guarantees. As such, a low discount rate could cause a transfer of Account Value into an AST bond portfolio Sub-account, despite the fact that your Account Value had increased.
In general, the formula works as follows (please see Appendix H). On each Valuation Day, the formula automatically performs an analysis with respect to each guarantee amount that is outstanding. For each outstanding guarantee, the formula begins by determining the present value on that Valuation Day that, if appreciated at the applicable “discount rate”, would equal the applicable guarantee amount on the maturity date. As detailed in the formula, the discount rate is an interest rate determined by taking a benchmark index used within the financial services industry and then reducing the rate determined by that index by a prescribed adjustment. Once selected, we do not change the applicable benchmark index (although we do reserve the right to use a new benchmark index if the original benchmark is discontinued). The greatest of each such present value is referred to as the “current liability” in the formula. The formula compares the current liability to the amount of your Account Value held within the Current AST bond portfolio Sub-account and to your Account Value held within the other Sub-accounts. If the current liability, reduced by the amount held within the Current AST bond portfolio Sub-account, and divided by the amount held within your other Sub-accounts, exceeds an upper target value (currently, 0.85), then the formula will make a transfer into the Transfer AST bond portfolio Sub-account, in the amount dictated by the formula. If the current liability, reduced by the amount held within the Current AST bond portfolio Sub-account, and divided by the amount within your other Sub-accounts, is less than a lower target value (currently, 0.79), then the formula will transfer Account Value within the Current AST bond portfolio Sub-account into the other Sub-accounts (other than the Transfer AST bond portfolio Sub-account), in the amount dictated by the formula.
As discussed above, each Valuation Day, the formula analyzes the difference between your Account Value and your guarantees, as well as how long you have owned the benefit, and determines if any portion of your Account Value needs to be transferred into or out of the AST bond portfolio Sub-accounts (the “Bond Portfolios”). Therefore, at any given time, some, none, or all of your Account Value may be allocated to the Bond Portfolios. If your entire Account Value is transferred to the Bond Portfolios, then based on the way the formula operates, the formula will not transfer amounts out of the Bond Portfolios to the Sub-accounts and the entire Account Value would remain in the Bond Portfolios. If you make additional purchase payments to your Annuity, they will be allocated to the Sub-accounts according to your allocation instructions. Such additional purchase payments may or may not cause the formula to transfer money in or out of the Bond Portfolios. Once the purchase payments are allocated to your Annuity, they will also be subject to the formula, which may result in immediate transfers to or from the Bond Portfolios, if dictated by the formula. The amounts of any such transfers will vary, as dictated by the formula, and will depend on the factors listed below.
Each market cycle is unique, therefore the performance of your Sub-accounts, and its impact on your Account Value, will differ from market cycle to market cycle producing different transfer activity under the formula. The amount and timing of transfers to and from the Bond Portfolios pursuant to the formula depend on various factors unique to your Annuity and are not necessarily directly correlated with the securities markets, bond markets, interest rates or any other market or index. Some of the factors that determine the amount and timing of transfers (as applicable to your Annuity), include:

▪	The difference between your Account Value and your Guarantee Amount(s);

▪	The amount of time until the maturity of your Guarantee(s);

▪	The amount invested in, and the performance of, the Permitted Sub-accounts;

▪	The amount invested in, and the performance of, the Bond Portfolios;

▪	The discount rate used to determine the present value of your Guarantee(s);

▪	Additional purchase payments, if any, that you make to the Annuity; and

▪	Withdrawals, if any, taken from the Annuity.
Any amounts invested in the Bond Portfolios will affect your ability to participate in a subsequent recovery within the Permitted Sub-accounts. Conversely, the Account Value may be higher at the beginning of the recovery, e.g. more of the Account Value may have been protected from decline and volatility than it otherwise would have been had the benefit not been elected.
The Bond Portfolios are available only with these benefits, and you may not allocate purchase payments and transfer Account Value to or from the Bond Portfolios.

Transfers under the formula do not impact any guarantees under the benefit that have already been locked-in.
Election/Cancellation of the Benefit
GRO Plus 2008 is no longer available for new elections. If you currently participate in GRO Plus 2008, your existing guarantees are unaffected by the fact that we no longer offer GRO Plus 2008.
You may cancel the GRO Plus 2008 benefit at any time. You also can cancel an enhanced guarantee, but leave the base guarantee intact. Upon cancellation of GRO Plus 2008, if only a portion of your Account Value is allocated to an AST Bond Portfolio Sub-account, we will transfer any Account Value that is held in such AST Bond Portfolio Sub-account to your elected Sub-accounts pro rata based on the Account Values in such Sub-accounts at that time, unless you are participating in any asset allocation program or automatic rebalancing program for which we are providing administrative support or unless we receive at our Service Office other instructions from you at the time you elect to cancel this benefit. If you are participating in any asset allocation program or automatic rebalancing program, we will transfer any such Account Value in accordance with that program. If your entire Account Value is allocated to an AST Bond Portfolio Sub-account, we will transfer your Account Value in accordance with your most recent allocation instructions, or, in the absence of such instructions, we will transfer the Account Value held in the AST Bond Portfolio to the money-market portfolio.
GRO Plus 2008 will terminate automatically upon: (a) the death of the Owner or the Annuitant (in an entity owned contract), unless the Annuity is continued by the surviving spouse; (b) as of the date Account Value is applied to begin annuity payments; (c) as of the anniversary of benefit election that immediately precedes the contractually-mandated latest annuity date, or (d) upon full surrender of the Annuity. If you elect to terminate the benefit, GRO Plus 2008 will no longer provide any guarantees. The charge for the GRO Plus 2008 benefit will no longer be deducted from your Account Value upon termination of the benefit.
If you wish, you may cancel the GRO Plus 2008 benefit. You may then elect any other currently available living benefit on any Valuation Day after you have cancelled the GRO Plus 2008 benefit, provided the request is received in good order (subject to state availability and in accordance with any applicable age requirements). Upon your election of another living benefit, Account Value may be transferred between the AST Bond Portfolio Sub-accounts or, depending on the benefits selected, the AST Investment Grade Bond Portfolio and the Permitted Sub-accounts according to the formula. It is possible that over time the formula could transfer some, most, or none of the Account Value to the AST Bond Portfolio Sub-accounts or, depending on the benefit selected, the AST Investment Grade Bond Portfolio under the newly-elected benefit. You also should be aware that upon cancellation of the GRO Plus 2008 benefit, you will lose all guarantees that you had accumulated under the benefit. Thus, the guarantees under any newly-elected benefit will be based on your current account value. The benefit you elect or re-elect may be more expensive than the benefit you cancel. Once the GRO Plus 2008 benefit is canceled you are not required to re-elect another optional living benefit and any subsequent benefit election may be made on or after the first valuation day following the cancellation of the GRO Plus 2008 benefit provided that the benefit you are looking to elect is available on a post-issue basis.
Special Considerations under GRO Plus 2008
This benefit is subject to certain rules and restrictions, including, but not limited to the following:

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Upon inception of the benefit, 100% of your Account Value must have been allocated to the permitted Sub-accounts. The permitted Sub-accounts are those described in the Investment Option section of the prospectus. No fixed interest rate allocations may be in effect as of the date that you elect to participate in the benefit.

▪	You cannot participate in any dollar cost averaging benefit that transfers Account Value from a fixed interest rate option to a Sub-account.

▪	Transfers between an AST bond portfolio Sub-account and your other Sub-accounts under the benefit will not count toward the maximum number of free transfers allowable under the Annuity.

▪	Any amounts applied to your Account Value by us on a maturity date will not be treated as “investment in the contract” for income tax purposes.

▪	As the time remaining until the applicable maturity date gradually decreases, the benefit may become increasingly sensitive to moves to an AST bond portfolio Sub-account.

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We currently limit the Sub-accounts in which you may allocate Account Value if you participate in this benefit. Moreover, if you are invested in prohibited investment options and seek to acquire the benefit, we will ask you to reallocate to permitted investment options as a prerequisite to acquiring the benefit. Should we prohibit access to any investment option, any transfers required to move Account Value to eligible investment options will not be counted in determining the number of free transfers during an Annuity Year.

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If you elect this benefit, and in connection with that election you are required to reallocate to different investment options permitted under this benefit, then on the Valuation Day on which we receive your request in Good Order, we will (i) sell units of the non-permitted investment options and (ii) invest the proceeds of those sales in permitted investment options that you have designated. During this reallocation process, your Account Value allocated to the Sub-accounts will remain exposed to investment risk, as is the case generally. The newly-elected benefit will commence at the close of business on the following Valuation Day. Thus, the protection afforded by the newly-elected benefit will not arise until the close of business on the following Valuation Day.

Charges under the Benefit
We deduct a charge equal to 0.60% (0.35%, for elections prior to May 1, 2009) of the daily net assets of the Sub-accounts for participation in the GRO Plus 2008 benefit. The annual charge is deducted daily. The charge is deducted to compensate us for: (a) the risk that your Account Value on a maturity date is less than the amount guaranteed and (b) administration of the benefit. We reserve the right to increase this fee for newly-issued contracts or new elections of the benefit. The charges will not exceed the maximum charges shown in the section of the prospectus entitled “Summary of Contract Fees and Charges.” You will begin paying this charge as of the effective date of the benefit. We will not refund the charges you have paid even if we never have to make any payments under the benefit.
OPTIONAL 90% CAP FEATURE UNDER GRO PLUS 2008
If you currently own an Annuity and have elected the GRO Plus 2008 benefit, you can elect this optional feature, at no additional cost, which utilizes a mathematical formula. The predetermined mathematical formula is described below and will replace the “Transfer Calculation” portion of the mathematical formula currently used in connection with your benefit on a prospective basis. This election may only be made once and may not be revoked once elected. The mathematical formula appears in Appendix H in this prospectus, and is described below. Only the election of the 90% cap feature will prevent all of your Account Value from being allocated to an AST bond portfolio Sub-account. If all of your Account Value is currently allocated to an AST bond portfolio Sub-account, it will not transfer back to the Permitted Sub-accounts unless you elect this 90% cap feature. If you make additional Purchase Payments, they may result in a transfer of Account Value.
Although we employ several AST bond portfolio Sub-accounts for purposes of the benefit, the formula described in the next paragraph operates so that your Account Value may be allocated to only one AST bond portfolio Sub-account at one time. In the description of the formula in the next paragraph, we refer to the AST bond portfolio Sub-account in which you are invested immediately prior to any potential asset transfer as the “Current AST bond portfolio Sub-account.” The formula may dictate that a transfer out of the Current AST bond portfolio Sub-account be made, or alternatively may mandate a transfer into an AST bond portfolio Sub-account. Any transfer into an AST bond portfolio Sub-account will be directed to the AST bond portfolio Sub-account associated with the “current liability” (we refer to that Sub-account as the “Transfer AST bond portfolio Sub-account”). Note that if the Current AST bond portfolio Sub-account is associated with the current liability, then that Sub-account would be the Transfer AST bond portfolio Sub-account, and we would simply transfer additional assets into the Sub-account if dictated by the formula.
Under the formula, the formula will not execute a transfer to the Transfer AST bond portfolio Sub-account that results in more than 90% of your Account Value being allocated to the Transfer AST bond portfolio Sub-account (“90% cap feature”). Thus, on any Valuation Day, if the formula would require a transfer to the Transfer AST bond portfolio Sub-account that would result in more than 90% of the Account Value being allocated to the Transfer AST bond portfolio Sub-account, only the amount that results in exactly 90% of the Account Value being allocated to the Transfer AST bond portfolio Sub-account will be transferred. Additionally, future transfers into the Transfer AST bond portfolio Sub-account will not be made (regardless of the performance of the Transfer AST bond portfolio Sub-account and the Permitted Sub-accounts) at least until there is first a formula-initiated transfer out of the Transfer AST bond portfolio Sub-account. Once this transfer occurs out of the Transfer AST bond portfolio Sub-account, future amounts may be transferred to or from the Transfer AST bond portfolio Sub-account if dictated by the formula (subject to the 90% cap feature). At no time will the formula make a transfer to the Transfer AST bond portfolio Sub-account that results in greater than 90% of your Account Value being allocated to the Transfer AST bond portfolio Sub-account. However, it is possible that, due to the investment performance of your allocations in the Transfer AST bond portfolio Sub-account and your allocations in the Permitted Sub-accounts you have selected, your Account Value could be more than 90% invested in the Transfer AST bond portfolio Sub-account.
If you make additional purchase payments to your Annuity while the transfer restriction of the 90% cap feature is in effect, the formula will not transfer any of such additional purchase payments to the Transfer AST bond portfolio Sub-account at least until there is first a transfer out of the Transfer AST bond portfolio Sub-account, regardless of how much of your Account Value is in the Permitted Sub-accounts. This means that there could be scenarios under which, because of the additional purchase payments you make, less than 90% of your entire Account Value is allocated to the Transfer AST bond portfolio Sub-account, and the formula will still not transfer any of your Account Value to the Transfer AST bond portfolio Sub-account (at least until there is first a transfer out of the Transfer AST bond portfolio Sub-account).
For example,

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March 19, 2010 – a transfer is made that results in the 90% cap feature being met and now $90,000 is allocated to the Transfer AST bond portfolio Sub-account and $10,000 is allocated to the Permitted Sub-accounts.

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March 20, 2010 – you make an additional purchase payment of $10,000. No transfers have been made from the Transfer AST bond portfolio Sub-account to the Permitted Sub-accounts since the cap went into effect on March 19, 2010.

▪
As of March 20, 2010 (and at least until first a transfer is made out of the Transfer AST bond portfolio Sub-account under the formula) the $10,000 payment is allocated to the Permitted Sub-accounts and now you have 82% in the Transfer AST bond portfolio Sub-account and 18% in the Permitted Sub-accounts (such that $20,000 is allocated to the Permitted Sub-accounts and $90,000 is allocated to the Transfer AST bond portfolio Sub-account).

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Once there is a transfer out of the Transfer AST bond portfolio Sub-account (of any amount), the formula will operate as described above, meaning that the formula could transfer amounts to or from the Transfer AST bond portfolio Sub-account if dictated by the formula (subject to the 90% cap feature).

If at the time you elect the 90% cap feature, more than 90% of your Account Value is allocated to an AST bond portfolio Sub-account used with the benefit, a transfer will be made from the AST bond portfolio Sub-account such that Account Value will be allocated 90% to the AST bond portfolio Sub-account and 10% will be allocated to your elected Sub-accounts. Amounts to be transferred from the AST bond portfolio Sub-account to your elected Sub-accounts will be transferred according to the following “hierarchy” (i.e., if a given item is inapplicable, we use the next instruction that is applicable): (a) the percentages dictated by any existing asset allocation program; or (b) the percentages dictated by any automatic rebalancing; or (c) pro-rata according to amounts currently held in your elected Sub-accounts; or (d) according to the currently-effective allocation instructions used for the allocation of subsequent Purchase Payments. It is possible that additional transfers might occur after this initial transfer if dictated by the formula. The amount of such additional transfer(s) will vary. If, on the date this feature is elected, 100% of your Account Value is allocated to the Transfer AST bond portfolio Sub-account, a transfer of an amount equal to 10% of your Account Value will be made to your Permitted Sub-accounts.
It is possible that an additional transfer to the Permitted Sub-accounts could occur on the following Valuation Day(s), and in some instances (based upon the formula) the additional transfer(s) could be large. Thereafter, your Account Value can be transferred between the Transfer AST bond portfolio Sub-account and your Permitted Sub-accounts as frequently as daily, based on what the formula prescribes.
Once the transfer restriction of the 90% cap feature is triggered, future transfers into the Transfer AST bond portfolio Sub-account will not be made (regardless of the performance of the Transfer AST bond portfolio Sub-account and the Permitted Sub-accounts) at least until there is first a transfer out of the Transfer AST bond portfolio Sub-account. Once this transfer occurs out of the Transfer AST bond portfolio Sub-account, future amounts may be transferred to or from the Transfer AST bond portfolio Sub-account if dictated by the formula (subject to the 90% cap feature).
Important Considerations When Electing this Feature:

▪	At any given time, some, most or none of your Account Value may be allocated to the Transfer AST bond portfolio Sub-account.

▪
Please be aware that because of the way the 90% cap feature mathematical formula operates, it is possible that more than or less than 90% of your Account Value may be allocated to the Transfer AST bond portfolio Sub-account.

▪
If this feature is elected, any Account Value transferred to the Permitted Sub-accounts is subject to the investment performance of those Sub-accounts. Your Account Value can go up or down depending on the performance of the Permitted Sub-accounts you select.

▪	Your election of the 90% cap feature will not result in your losing the guarantees you had accumulated under your existing GRO Plus 2008 benefit.
HIGHEST DAILY® GUARANTEED RETURN OPTION (HD GRO)
We no longer permit new elections of Highest Daily GRO.
Highest Daily GRO creates a series of separate guarantees, each of which is based on the highest Account Value attained on a day during the applicable time period. As each year of your participation in the benefit passes, we create a new guarantee. Each guarantee then remains in existence until the date on which it matures (unless the benefit terminates sooner). We refer to each date on which the specified Account Value is guaranteed as the “maturity date” for that guarantee. Highest Daily GRO will not create a guarantee if the maturity date of that guarantee would extend beyond the date by which annuity payments must commence under the terms of your Annuity. This is true even with respect to a new Owner who has acquired the Annuity from the original Owner.
The guarantees provided by the benefit exist only on the applicable maturity date(s). However, due to the ongoing monitoring of your Account Value, and the transfer of Account Value to support our future guarantees, the benefit may provide some protection from significant Sub-account losses if you choose to surrender your Annuity or begin receiving annuity payments prior to a maturity date. For this same reason, the benefit may limit your ability to benefit from Sub-account increases while it is in effect.
The initial guarantee is created on the day that the Highest Daily GRO benefit is added to your Annuity. We guarantee that your Account Value on the tenth anniversary of that day (we refer to each such anniversary as a “benefit anniversary”) will not be less than your Account Value on the day that the Highest Daily GRO benefit was added to your Annuity. Each benefit anniversary thereafter, we create a new guarantee. With respect to each such subsequent guarantee, we identify the highest Account Value that occurred between the date of that benefit anniversary and the date on which Highest Daily GRO was added to your Annuity. We guarantee that your Account Value ten years after that benefit anniversary will be no less than the highest daily Account Value that occurred during that time period. The following example illustrates the time period over which we identify the highest daily Account Value for purposes of each subsequent guarantee under the benefit. If the date of benefit election were January 1, 2009, we would create a guarantee on January 1, 2012 based on the highest Account Value achieved between January 1, 2009 and January 1, 2012, and that guarantee would mature on January 1, 2022. As described below, we adjust each of the guarantee amounts for purchase payments and withdrawals.
In general, we refer to a date on which the Account Value is guaranteed to be present as the “maturity date”. If the Account Value on the maturity date is less than the guaranteed amount, we will contribute funds from our general account to bring your Account Value up to the guaranteed amount. If the maturity date is not a Valuation Day, then we would contribute such an amount on the next Valuation Day. We will allocate any such amount to each Sub-account (other than the “Current AST bond portfolio Sub-account” described below) in accordance with your current allocations instructions. Regardless of whether we need to contribute funds at the end of a guarantee period, we will at that time transfer all amounts held within the AST bond portfolio Sub-account associated with the maturing guarantee to your other Sub-accounts, on a pro rata basis. If the entire account value is invested in the AST bond portfolio Sub-account, we will allocate according to your current allocation instructions.
We increase the amount of each guarantee that has not yet reached its maturity date, as well as the highest daily Account Value that we calculate to establish a guarantee, by the amount of each Purchase Payment (and associated Credits) made prior to the applicable maturity date. For example, if the effective date of the benefit was January 1, 2009, and there was an initial guaranteed amount that was set at $100,000 maturing January 1, 2019, and a second guaranteed amount that was set at $120,000 maturing January 1, 2020, then a $30,000 Purchase Payment made on March 30, 2010 would increase the guaranteed amounts to $130,000 and $150,000, respectively. As illustrated in the examples below, additional purchase payments also increase an amount we refer to as the “dollar-for-dollar corridor.”
We reflect the effect of withdrawals by reference to an amount called the “dollar-for-dollar corridor.” The dollar-for-dollar corridor is set initially to equal 5% of the initial guaranteed amount (i.e., 5% of the Account Value at benefit election). Each “benefit year” (i.e., a year that begins on the date of election of Highest Daily GRO and each anniversary thereafter), withdrawals that you make that are equal to or less than the dollar-for-dollar corridor reduce (i) the amount of the dollar-for-dollar corridor for that benefit year (ii) the amount of each outstanding guarantee amount, and (iii) the highest daily Account Value that we calculate to establish a guarantee, by the exact amount of the withdrawal. However, if you withdraw more than the dollar-for-dollar corridor in a given benefit year, we use the portion of the withdrawal that exceeded the dollar-for-dollar corridor to effect a proportional reduction to both the dollar-for-dollar corridor itself and each outstanding guaranteed amount, as well as the highest daily Account Value that we calculate to establish a guarantee. We calculate a proportional reduction by (i) identifying the amount of the withdrawal that exceeded the dollar-for-dollar corridor (the “excess withdrawal”) (ii) subtracting the dollar-for-dollar amount from the Account Value prior to the withdrawal (iii) dividing the excess withdrawal by the amount in (ii). We then use the resulting proportion to reduce each of the guaranteed amount, the highest daily Account Value that we calculate to establish a guarantee, and the dollar for dollar corridor itself. See examples of this calculation below.
Any partial withdrawals in payment of any third party investment advisory service will be treated as withdrawals, and will reduce each applicable guaranteed amount and the dollar-for-dollar corridor in the manner indicated above.
EXAMPLES
The following examples of dollar-for-dollar and proportional reductions assume that: 1.) the Issue Date and the effective date of the Highest Daily GRO benefit are October 13, 2008; 2.) an initial Purchase Payment of $250,000 (includes any Credits); 3.) an initial guarantee amount of $250,000; and 4.) a dollar-for-dollar limit of $12,500 (5% of $250,000). The values set forth here are purely hypothetical and do not reflect the charge for Highest Daily GRO or other fees and charges.
Example 1. Dollar-for-dollar reduction
A $10,000 withdrawal is taken on November 29, 2008 (in the first Annuity Year). No prior withdrawals have been taken. As the amount withdrawn is less than the Dollar-for-dollar Limit:

▪	The initial guarantee amount is reduced by the amount withdrawn (i.e., by $10,000, from $250,000 to $240,000).

▪	The remaining dollar-for-dollar limit (“Remaining Limit”) for the balance of the first Annuity Year is also reduced by the amount withdrawn (from $12,500 to $2,500).
Example 2. Dollar-for-dollar and proportional reductions
A second $10,000 withdrawal is taken on December 18, 2008 (still within the first Annuity Year). The Account Value immediately before the withdrawal is $180,000. As the amount withdrawn exceeds the Remaining Limit of $2,500 from Example 1:

▪	The initial guarantee amount is first reduced by the Remaining Limit (from $240,000 to $237,500);

▪	The result is then further reduced by the ratio of A to B, where:

—	A is the amount withdrawn less the Remaining Limit ($10,000 – $2,500, or $7,500).

—	B is the Account Value less the Remaining Limit ($180,000 – $2,500, or $177,500).
The resulting initial guarantee amount is: $237,500 X (1 – $7,500 / $177,500), or $227,464.79.

▪	The Remaining Limit is set to zero (0) for the balance of the first Annuity Year.
The resulting dollar-for-dollar corridor for the next Annuity Year is calculated by multiplying the prior dollar-for-dollar corridor by the same ratio by which we reduce the Guarantee Amount above: $12,500 X (1 – $7,500 / $177,500), or $11,971.83.
Key Feature – Allocation of Account Value
HD GRO uses a predetermined mathematical formula to help manage your guarantees through all market cycles. The formula applicable to you may not be altered once you elect the benefit. This required formula helps us manage our financial exposure under HD GRO, by moving assets out of certain Sub-accounts if dictated by the formula (see below). In essence, we seek to preserve Account Value, by transferring it to a more stable option (i.e., one or more specified bond portfolios of Advanced Series Trust). We refer to the Sub-accounts corresponding to these bond portfolios collectively as the “AST bond portfolio Sub-accounts”. The formula also contemplates the transfer of Account Value from an AST bond portfolio Sub-account to the other Sub-accounts. The formula is set forth in Appendix P of this prospectus. A summary description of each AST bond portfolio Sub-account appears within the prospectus section entitled “Investment Options.” In addition, you can find a copy of the AST bond portfolio prospectus by going to www.prudentialannuities.com.
For purposes of operating the HD GRO formula, we have included within each Annuity several AST bond portfolio Sub-accounts. Each AST bond portfolio is unique, in that its underlying investments generally mature at different times. For example, there would be an AST bond portfolio whose underlying investments generally mature in 2020, an AST bond portfolio whose underlying investments generally mature in 2021, and so forth. As discussed below, the formula determines the appropriate AST bond portfolio Sub-account to which Account Value is transferred. We will introduce new AST bond portfolio Sub-accounts in subsequent years, to correspond generally to the length of new guarantee periods that are created under this benefit. If you have elected HD GRO, you may have Account Value allocated to an AST bond portfolio Sub-account only by operation of the formula, and thus you may not allocate Purchase Payments to or make transfers to or from an AST bond portfolio Sub-account.
Although we employ several AST bond portfolio Sub-accounts for purposes of the benefit, the formula described in the next paragraph operates so that your Account Value may be allocated to only one AST bond portfolio Sub-account at one time. The formula determines the appropriate AST bond portfolio Sub-account to which Account Value is transferred. On any day a transfer into or out of the AST bond portfolio Sub-account is made, the formula may dictate that a transfer out of one AST bond portfolio Sub-account be made into another AST bond portfolio Sub-account. Any transfer into an AST bond portfolio Sub-account will be directed to the AST bond portfolio Sub-account associated with the “current liability”, as described below. In the formula, we use the term “Transfer Account” to refer to the AST bond portfolio Sub-account to which a transfer would be made. As indicated, the formula and AST bond portfolio Sub-accounts are employed with this benefit to help us mitigate the financial risks under our guarantee. Thus, the formula applicable to you under the benefit determines which AST bond portfolio Sub-account your Account Value is transferred to, and under what circumstances a transfer is made.
In general, the formula works as follows. Under the formula, Account Value will transfer between the “Permitted Sub-accounts” and an AST bond portfolio Sub-account when dictated by the pre-determined mathematical formula. On each Valuation Day, including the effective date of the benefit, the pre-determined mathematical formula is used to compare your Account Value to an amount based on the guarantees provided under the benefit. The formula determines whether a transfer occurs based, among other things, on an identification of the outstanding guarantee that has the largest present value. Based on the formula, a determination is made as to whether any portion of your Account Value is to be transferred to or from the AST bond portfolio Sub-account. In identifying those guarantees, we consider each guarantee that already has been set (i.e., on a benefit anniversary), as well as an amount that we refer to as the “Projected Future Guarantee.” The “Projected Future Guarantee” is an amount equal to the highest Account Value (adjusted for withdrawals, additional Purchase Payments, and any associated Credits as described in the section of the prospectus concerning HD GRO) within the current benefit year that would result in a new guarantee. For the Projected Future Guarantee, the assumed Guarantee Period begins on the current Valuation Day and ends 10 years from the next anniversary of the effective date of the benefit. As such, a Projected Future Guarantee could cause a transfer of Account Value into an AST bond portfolio Sub-account. We only calculate a Projected Future Guarantee if the assumed Guarantee Period associated with that Projected Future Guarantee does not extend beyond the latest Annuity Date applicable to the Annuity. The amount that is transferred to and from the AST bond portfolio Sub-accounts pursuant to the formula depends upon the factors set forth in the bullet points below, some of which relate to the guarantee amount(s), including the Projected Future Guarantee.
For each outstanding guarantee and the Projected Future Guarantee, the formula begins by determining the present value on that Valuation Day that, if appreciated at the applicable “discount rate”, would equal the applicable guarantee amount on the Maturity Date. As detailed in the formula, the discount rate is an interest rate determined by taking a benchmark index used within the financial services industry and then reducing that interest rate by a prescribed adjustment. Once selected, we do not change the applicable benchmark index (although we do reserve the right to use a new benchmark index if the original benchmark is discontinued). The greatest of each such present value is referred to as the “current liability” in the formula. The formula compares the current liability to the amount of your Account Value held within the AST bond portfolio Sub-account and to your Account Value held within the Permitted Sub-accounts. If the current liability, reduced by the amount held within the current AST bond portfolio Sub-account, and divided by the amount held within the Permitted Sub-accounts, exceeds an upper target value (currently, 85%), then the formula will make a transfer into the AST bond portfolio Sub-account, in the amount dictated by the formula (subject to the 90% cap feature discussed below). If the current liability, reduced by the amount held within the AST bond portfolio Sub-account, and divided by the amount within the Permitted Sub-accounts, is less than a lower target value (currently, 79%), then the formula will transfer Account Value from the AST bond portfolio Sub-account into the Permitted Sub-accounts, in the amount dictated by the formula.
As discussed above, each Valuation Day, the formula analyzes the difference between your Account Value and your guarantees as well as how long you have owned the benefit, and determines if any portion of your Account Value needs to be transferred into or out of the AST bond portfolio Sub-accounts. Where you have not elected the 90% cap feature, at any given time, some, none, or all of your Account Value may be allocated to an AST bond portfolio Sub-account. For such elections, if your entire Account Value is transferred to an AST bond portfolio Sub-account, then based on the way the formula operates, the formula will not transfer amounts out of the AST bond portfolio Sub-account and the entire Account Value would remain in the AST bond portfolio Sub-account. If you make additional Purchase Payments to your Annuity, they will be allocated to the Sub-accounts according to your allocation instructions. Such additional Purchase Payments may or may not cause the formula to transfer money into or out of the AST bond portfolio Sub-account. Once the Purchase Payments are allocated to your Annuity, they also will be subject to the formula, which may result in immediate transfers to or from the AST bond portfolio Sub-accounts, if dictated by the formula. If you have elected the 90% cap feature discussed below, at any given time, some, none, or most of your Account Value may be allocated to the AST bond portfolio Sub-accounts.
Each market cycle is unique, therefore the performance of your Sub-accounts, and its impact on your Account Value, will differ from market cycle to market cycle producing different transfer activity under the formula. The amount and timing of transfers to and from the AST bond portfolio Sub-accounts pursuant to the formula depend on various factors unique to your Annuity and are not necessarily directly correlated with the securities markets, bond markets, interest rates or any other market or index. Some of the factors that determine the amount and timing of transfers (as applicable to your Annuity), include:

▪	The difference between your Account Value and your guarantee amount(s);

▪	The amount of time until the maturity of your guarantee(s);

▪	The amount invested in, and the performance of, the Permitted Sub-accounts;

▪	The amount invested in, and the performance of, the AST bond portfolio Sub-accounts;

▪	The discount rate used to determine the present value of your guarantee(s);

▪	Additional Purchase Payments, if any, that you make to the Annuity; and

▪	Withdrawals, if any, taken from the Annuity.

Any amounts invested in the AST bond portfolio Sub-accounts will affect your ability to participate in a subsequent market recovery within the Permitted Sub-accounts. Conversely, the Account Value may be higher at the beginning of the market recovery, e.g. more of the Account Value may have been protected from decline and volatility than it otherwise would have been had the benefit not been elected. The AST bond portfolio Sub-accounts are available only with certain optional living benefits, and you may not allocate Purchase Payments to or transfer Account Value to or from the AST bond portfolio Sub-accounts.
Election/Cancellation of the Benefit
We no longer permit new elections of Highest Daily GRO. If you currently participate in Highest Daily GRO, your existing guarantees are unaffected by the fact that we no longer offer Highest Daily GRO.
If you wish, you may cancel the Highest Daily GRO benefit. You may then elect any other currently available living benefit, which is available to be added post issue on any Valuation Day after you have cancelled the Highest Daily GRO benefit, provided the request is received in good order (subject to state availability and in accordance with any applicable age requirements). Upon cancellation of Highest Daily GRO, if only a portion of your Account Value is allocated to an AST Bond Portfolio Sub-account, we will transfer any Account Value that is held in such AST Bond Portfolio Sub-account to your elected Sub-accounts pro rata based on the Account Values in such Sub-accounts at that time, unless you are participating in any asset allocation program or automatic rebalancing program for which we are providing administrative support or unless we receive at our Service Office other instructions from you at the time you elect to cancel this benefit. If you are participating in any asset allocation program or automatic rebalancing program, we will transfer any such Account Value in accordance with that program. If your entire Account Value is allocated to an AST Bond Portfolio Sub-account, we will transfer your Account Value in accordance with your most recent allocation instructions, or, in the absence of such instructions, we will transfer the Account Value held in the AST Bond Portfolio to the money-market portfolio.
Upon your election of another living benefit, Account Value may be transferred between the AST Bond Portfolio Sub-accounts or, depending on the benefits selected, the AST Investment Grade Bond Portfolio, and the Permitted Sub-accounts according to a pre-determined mathematical formula used with that benefit. It is possible that over time the formula could transfer some, most, or none of the Account Value to the AST Bond Portfolio Sub-accounts or, depending on the benefits selected, the AST Investment Grade Bond Portfolio, under the newly-elected benefit. You also should be aware that upon cancellation of the Highest Daily GRO benefit, you will lose all guarantees that you had accumulated under the benefit. Thus, the guarantees under your newly-elected benefit will be based on your current account value. The benefit you elect or re-elect may be more expensive than the benefit you cancel. Once the Highest Daily GRO benefit is canceled you are not required to re-elect another optional living benefit and any subsequent benefit election may be made on or after the first Valuation Day following the cancellation of the Highest Daily GRO benefit provided that the benefit you are looking to elect is available on a post-issue basis.
Highest Daily GRO will terminate automatically upon: (a) the death of the Owner or the Annuitant (in an entity owned contract), unless the Annuity is continued by the surviving spouse; (b) as of the date Account Value is applied to begin annuity payments; (c) as of the anniversary of benefit election that immediately precedes the contractually-mandated latest annuity date, or (d) upon full surrender of the Annuity. If you elect to terminate the benefit, Highest Daily GRO will no longer provide any guarantees. The charge for the Highest Daily GRO benefit will no longer be deducted from your Account Value upon termination of the benefit.
Special Considerations under Highest Daily GRO
This benefit is subject to certain rules and restrictions, including, but not limited to the following:

▪
Upon inception of the benefit, 100% of your Account Value must have been allocated to the Permitted Sub-accounts. The Permitted Sub-accounts are those described in the Investment Option section of this prospectus. No fixed interest rate allocations may be in effect as of the date that you elect to participate in the benefit.

▪	You cannot participate in any dollar cost averaging benefit that transfers Account Value from a fixed interest rate option to a Sub-account.

▪
Transfers from the other Sub-accounts to an AST bond portfolio Sub-account or from an AST bond portfolio Sub-account to the other Sub-accounts under the benefit will not count toward the maximum number of free transfers allowable under the Annuity.

▪	Any amounts applied to your Account Value by us on a maturity date will not be treated as “investment in the contract” for income tax purposes.

▪	As the time remaining until the applicable maturity date gradually decreases, the benefit may become increasingly sensitive to moves to an AST bond portfolio Sub-account.

▪
We currently limit the Sub-accounts in which you may allocate Account Value if you participate in this benefit. Moreover, if you are invested in prohibited investment options and seek to acquire the benefit, we will ask you to reallocate to permitted investment options as a prerequisite to acquiring the benefit. Should we prohibit access to any investment option, any transfers required to move Account Value to eligible investment options will not be counted in determining the number of free transfers during an Annuity Year.

▪
If you elect this benefit, and in connection with that election you are required to reallocate to different investment options permitted under this benefit, then on the Valuation Day on which we receive your request in Good Order, we will (i) sell units of the non-permitted investment options and (ii) invest the proceeds of those sales in permitted investment options that you have designated. During this reallocation process, your Account Value allocated to the Sub-accounts will remain exposed to investment risk, as is the case generally. The newly-elected benefit will commence at the close of business on the following Valuation Day. Thus, the protection afforded by the newly-elected benefit will not arise until the close of business on the following Valuation Day.

Charges under the Benefit
We deduct an annual charge equal to 0.60% (0.35%, for elections prior to May 1, 2009) of the daily net assets of the Sub-accounts (including each AST bond portfolio Sub-account) for participation in the Highest Daily GRO benefit. The charge is deducted daily. The charge is deducted to compensate us for: (a) the risk that your Account Value on the maturity date is less than the amount guaranteed and (b) administration of the benefit. We reserve the right to increase this fee for newly-issued contracts or new elections of the benefit. The charges will not exceed the maximum charges shown in the section of this prospectus entitled “Summary of Contract Fees and Charges.” You will begin paying this charge as of the effective date of the benefit. We will not refund the charges you have paid even if we never have to make any payments under the benefit.
OPTIONAL 90% CAP FEATURE FOR HIGHEST DAILY® GRO
If you currently own an Annuity and have elected the Highest Daily GRO benefit, you can elect this optional feature, at no additional cost, which utilizes a mathematical formula. The predetermined mathematical formula is described below and will replace the “Transfer Calculation” portion of the mathematical formula currently used in connection with your benefit on a prospective basis. This election may only be made once and may not be revoked once elected. The formula is set forth in Appendix P of this prospectus, and is described below. Only the election of the 90% cap feature will prevent all of your Account Value from being allocated to an AST bond portfolio Sub-account. If all of your Account Value is currently allocated to an AST bond portfolio Sub-account, it will not transfer back to the Permitted Sub-accounts unless you elect this 90% cap feature. If you make additional Purchase Payments, they may result in a transfer of Account Value.
As with the formula that does not include the 90% cap feature, the formula with the 90% cap feature determines whether a transfer occurs based, among other things, on an identification of the outstanding guarantee that has the largest present value. In identifying those guarantees, we consider each guarantee that already has been set (i.e., on a benefit anniversary), as well as the “Projected Future Guarantee” (as described above).
Although we employ several AST bond portfolio Sub-accounts for purposes of the benefit, the formula described in the next paragraph operates so that your Account Value may be allocated to only one AST bond portfolio Sub-account at one time. In the description of the formula in the next paragraph, we refer to the AST bond portfolio Sub-account in which you are invested immediately prior to any potential asset transfer as the “Current AST bond portfolio Sub-account.” The formula may dictate that a transfer out of the Current AST bond portfolio Sub-account be made, or alternatively may mandate a transfer into an AST bond portfolio Sub-account. Any transfer into an AST bond portfolio Sub-account will be directed to the AST bond portfolio Sub-account associated with the “current liability” (we refer to that Sub-account as the “Transfer AST bond portfolio Sub-account”). Note that if the Current AST bond portfolio Sub-account is associated with the current liability, then that Sub-account would be the Transfer AST bond portfolio Sub-account, and we would simply transfer additional assets into the Sub-account if dictated by the formula.
Under the formula, the formula will not execute a transfer to the Transfer AST bond portfolio Sub-account that results in more than 90% of your Account Value being allocated to the Transfer AST bond portfolio Sub-account (“90% cap rule”). Thus, on any Valuation Day, if the formula would require a transfer to the Transfer AST bond portfolio Sub-account that would result in more than 90% of the Account Value being allocated to the Transfer AST bond portfolio Sub-account, only the amount that results in exactly 90% of the Account Value being allocated to the Transfer AST bond portfolio Sub-account will be transferred. Additionally, future transfers into the Transfer AST bond portfolio Sub-account will not be made (regardless of the performance of the Transfer AST bond portfolio Sub-account and the Permitted Sub-accounts) at least until there is first a formula-initiated transfer out of the Transfer AST bond portfolio Sub-account. Once this transfer occurs out of the Transfer AST bond portfolio Sub-account, future amounts may be transferred to or from the Transfer AST bond portfolio Sub-account if dictated by the formula (subject to the 90% cap rule). At no time will the formula make a transfer to the Transfer AST bond portfolio Sub-account that results in greater than 90% of your Account Value being allocated to the Transfer AST bond portfolio Sub-account. However, it is possible that, due to the investment performance of your allocations in the Transfer AST bond portfolio Sub-account and your allocations in the Permitted Sub-accounts you have selected, your Account Value could be more than 90% invested in the Transfer AST bond portfolio Sub-account.
If you make additional purchase payments to your Annuity while the transfer restriction of the 90% cap feature is in effect, the formula will not transfer any of such additional purchase payments to the Transfer AST bond portfolio Sub-account at least until there is first a transfer out of the Transfer AST bond portfolio Sub-account, regardless of how much of your Account Value is in the Permitted Sub-accounts. This means that there could be scenarios under which, because of the additional purchase payments you make, less than 90% of your entire Account Value is allocated to the Transfer AST bond portfolio Sub-account, and the formula will still not transfer any of your Account Value to the Transfer AST bond portfolio Sub-account (at least until there is first a transfer out of the Transfer AST bond portfolio Sub-account).
For example,

▪
March 19, 2010 – a transfer is made that results in the 90% cap rule being met and now $90,000 is allocated to the Transfer AST bond portfolio Sub-account and $10,000 is allocated to the Permitted Sub-accounts.

▪
March 20, 2010 – you make an additional purchase payment of $10,000. No transfers have been made from the Transfer AST bond portfolio Sub-account to the Permitted Sub-accounts since the cap went into effect on March 19, 2010.

▪
As of March 20, 2010 (and at least until first a transfer is made out of the Transfer AST bond portfolio Sub-account under the formula) the $10,000 payment is allocated to the Permitted Sub-accounts and now you have 82% in the Transfer AST bond portfolio Sub-account and 18% in the Permitted Sub-accounts (such that $20,000 is allocated to the Permitted Sub-accounts and $90,000 is allocated to the Transfer AST bond portfolio Sub-account).

▪
Once there is a transfer out of the Transfer AST bond portfolio Sub-account (of any amount), the formula will operate as described above, meaning that the formula could transfer amounts to or from the Transfer AST bond portfolio Sub-account if dictated by the formula (subject to the 90% cap rule).

If at the time you elect the 90% cap rule, more than 90% of your Account Value is allocated to an AST bond portfolio Sub-account used with the benefit, a transfer will be made from the AST bond portfolio Sub-account such that Account Value will be allocated 90% to the AST bond portfolio Sub-account and 10% will be allocated to your elected Sub-accounts. Amounts to be transferred from the AST bond portfolio Sub-account to your elected Sub-accounts will be transferred according to the following “hierarchy” (i.e., if a given item is inapplicable, we use the next instruction that is applicable): (a) the percentages dictated by any existing asset allocation program; or (b) the percentages dictated by any automatic rebalancing program; or (c) pro-rata according to amounts currently held in your elected Sub-accounts; or (d) according to the currently-effective allocation instructions used for the allocation of subsequent Purchase Payments. It is possible that additional transfers might occur after this initial transfer if dictated by the formula. The amount of such additional transfer(s) will vary. If, on the date this feature is elected, 100% of your Account Value is allocated to the Transfer AST bond portfolio Sub-account, a transfer of an amount equal to 10% of your Account Value will be made to your Permitted Sub-accounts.
It is possible that an additional transfer to the Permitted Sub-accounts could occur the following Valuation Day(s), and in some instances (based upon the formula) the additional transfer(s) could be large. Thereafter, your Account Value can be transferred between the Transfer AST bond portfolio Sub-account and your Permitted Sub-accounts as frequently as daily, based on what the formula prescribes.
Once the transfer restriction of the 90% cap feature is triggered, future transfers into the Transfer AST bond portfolio Sub-account will not be made (regardless of the performance of the Transfer AST bond portfolio Sub-account and the Permitted Sub-accounts) at least until there is first a transfer out of the Transfer AST bond portfolio Sub-account. Once this transfer occurs out of the Transfer AST bond portfolio Sub-account, future amounts may be transferred to or from the Transfer AST bond portfolio Sub-account if dictated by the formula (subject to the 90% cap feature).
Important Considerations When Electing this Feature:

▪	At any given time, some, most or none of your Account Value may be allocated to the Transfer AST bond portfolio Sub-account.

▪
Please be aware that because of the way the 90% cap feature mathematical formula operates, it is possible that more than or less than 90% of your Account Value may be allocated to the Transfer AST bond portfolio Sub-account.

▪
If this feature is elected, any Account Value transferred to the Permitted Sub-accounts is subject to the investment performance of those Sub-accounts. Your Account Value can go up or down depending on the performance of the Permitted Sub-accounts you select.

Your election of the 90% cap feature will not result in your losing the guarantees you had accumulated under your existing Highest Daily GRO benefit.
GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB)
The Guaranteed Minimum Withdrawal Benefit is no longer available for new elections.
The Guaranteed Minimum Withdrawal Benefit guarantees your ability to withdraw amounts equal to an initial principal value (called the “Protected Value”), regardless of the impact of Sub-account performance on your Account Value, subject to our benefit rules regarding the timing and amount of withdrawals. The benefit may be appropriate if you intend to make periodic withdrawals from your Annuity and wish to ensure that Sub-account performance will not affect your ability to protect your principal. You are not required to make withdrawals as part of the benefit – the guarantee is not lost if you withdraw less than the maximum allowable amount of principal each year under the rules of the benefit. There is an additional charge if you elected the GMWB benefit; however, the charge may be waived under certain circumstances described below.
Key Feature – Protected Value
The Protected Value is the total amount that we guarantee will be available to you through withdrawals from your Annuity and/or benefit payments, regardless of the impact of Sub-account performance on your Account Value. The Protected Value is reduced with each withdrawal you make until the Protected Value is reduced to zero. When the Protected Value is reduced to zero due to your withdrawals, the GMWB benefit terminates. Additionally, the Protected Value is used to determine the maximum annual amount that you can withdraw from your Annuity, called the Protected Annual Withdrawal Amount, without triggering an adjustment in the Protected Value on a proportional basis. The Protected Value is referred to as the “Benefit Base” in the rider we issue for this benefit.
The Protected Value is determined as of the date you make your first withdrawal under your Annuity following your election of the GMWB benefit. The initial Protected Value is equal to the greater of (A) the Account Value on the date you elect the GMWB benefit, plus any additional purchase payments (plus any Credits applied to such purchase payments under XT6) before the date of your first withdrawal; or (B) the Account Value as of the date of the first withdrawal from your Annuity. The Protected Value may be enhanced by increases in your Account Value due to Sub-account performance during the period between your election of the GMWB benefit and the date of your first withdrawal.

▪	If you elect the GMWB benefit at the time you purchase your Annuity, the Account Value will be your initial Purchase Payment (plus any Credits applied to such purchase payments under XT6).

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If we offer the GMWB benefit to existing Annuity Owners, the Account Value on the anniversary of the Issue Date of your Annuity following your election of the GMWB benefit will be used to determine the initial Protected Value.

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If you make additional purchase payments after your first withdrawal, the Protected Value will be increased by the amount of the additional Purchase Payment (plus any Credits applied to such purchase payments under XT6).

You may elect to step-up your Protected Value if, due to positive Sub-account performance, your Account Value is greater than the Protected Value. You are eligible to step-up the Protected Value on or after the 5th anniversary following the first withdrawal under the GMWB benefit. The Protected Value can be stepped up again on or after the 5th anniversary following the preceding step-up. If you elect to step-up the Protected Value, you may do so during the 30-day period prior to your eligibility date or on any Valuation Day thereafter. If you elect to step-up the Protected Value under the benefit, and on the date you elect to step-up, the charges under the GMWB benefit have changed for new purchasers, your benefit may be subject to the new charge going forward.
Upon election of the step-up, we reset the Protected Value to be equal to the then current Account Value. For example, assume your initial Protected Value was $100,000 and you have made cumulative withdrawals of $40,000, reducing the Protected Value to $60,000. On the date you are eligible to step-up the Protected Value, your Account Value is equal to $75,000. You could elect to step-up the Protected Value to $75,000 on the date you are eligible. Upon election of the step-up, we also reset the Protected Annual Withdrawal Amount (discussed immediately below) to be equal to the greater of (A) the Protected Annual Withdrawal Amount immediately prior to the reset; and (B) 7% of the Protected Value immediately after the reset.
Key Feature – Protected Annual Withdrawal Amount
The initial Protected Annual Withdrawal Amount is equal to 7% of the Protected Value. Under the GMWB benefit, if your cumulative withdrawals each Annuity Year are less than or equal to the Protected Annual Withdrawal Amount, your Protected Value will be reduced on a “dollar-for-dollar” basis (the Protected Value is reduced by the actual amount of the withdrawal, including any CDSC or MVA that may apply). Cumulative withdrawals in any Annuity Year that exceed the Protected Annual Withdrawal Amount trigger a proportional adjustment to both the Protected Value and the Protected Annual Withdrawal Amount, as described in the rider for this benefit (see the examples of this calculation below). The Protected Annual Withdrawal Amount is referred to as the “Maximum Annual Benefit” in the rider we issue for this benefit.
The GMWB benefit does not affect your ability to make withdrawals under your Annuity or limit your ability to request withdrawals that exceed the Protected Annual Withdrawal Amount. You are not required to withdraw all or any portion of the Protected Annual Withdrawal Amount each Annuity Year.

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If, cumulatively, you withdraw an amount less than the Protected Annual Withdrawal Amount in any Annuity Year, you cannot carry-over the unused portion of the Protected Annual Withdrawal Amount to subsequent Annuity Years. However, because the Protected Value is only reduced by the actual amount of withdrawals you make under these circumstances, any unused Protected Annual Withdrawal Amount may extend the period of time until the remaining Protected Value is reduced to zero.

▪	Additional purchase payments will increase the Protected Annual Withdrawal Amount by 7% of the applicable Purchase Payment (and any Credits we apply to such purchase payments under XT6).

▪	If the Protected Annual Withdrawal Amount after an adjustment exceeds the Protected Value, the Protected Annual Withdrawal Amount will be set equal to the Protected Value.
The following examples of dollar-for dollar and proportional reductions and the reset of the Maximum Annual Benefit assume that: 1.) the Issue Date and the effective date of the GMWB benefit are October 13, 2005; 2.) an initial Purchase Payment of $250,000 (includes any Credits in the case of XT6); 3.) a Protected Value of $250,000; and 4.) a Protected Annual Withdrawal Amount of $17,500 (7% of $250,000). The values set forth here are purely hypothetical and do not reflect the charge for GMWB or any other fees and charges.
Example 1. Dollar-for-dollar reduction
A $10,000 withdrawal is taken on November 13, 2005 (in the first Annuity Year). No prior withdrawals have been taken. As the amount withdrawn is less than the Protected Annual Withdrawal Amount:

▪	The Protected Value is reduced by the amount withdrawn (i.e., by $10,000, from $250,000 to $240,000).

▪	The remaining Protected Annual Withdrawal Amount for the balance of the first Annuity Year is also reduced by the amount withdrawn (from $17,500 to $7,500).
Example 2. Dollar-for-dollar and proportional reductions
A second $10,000 withdrawal is taken on December 13, 2005 (still within the first Annuity Year). The Account Value immediately before the withdrawal is $220,000. As the amount withdrawn exceeds the remaining Protected Annual Withdrawal Amount of $7,500 from Example 1:

▪	The Protected Value is first reduced by the remaining Protected Annual Withdrawal Amount (from $240,000 to $232,500);

▪	The result is then further reduced by the ratio of A to B, where:

—	A is the amount withdrawn less the remaining Protected Annual Withdrawal Amount ($10,000 – $7,500, or $2,500).

—	B is the Account Value less the remaining Protected Annual Withdrawal Amount ($220,000 – $7,500, or $212,500).
The resulting Protected Value is: $232,500 X (1 – $2,500 / $212,500), or $229,764.71.

▪	The Protected Annual Withdrawal Amount is also reduced by the ratio of A to B: The resulting Protected Annual Withdrawal Amount is: $17,500 X (1 – $2,500 / $212,500), or $17,294.12.

—	The remaining Protected Annual Withdrawal Amount is set to zero (0) for the balance of the first Annuity Year.

Example 3. Reset of the Maximum Annual Benefit
A $10,000 withdrawal is made on October 13, 2006 (second Annuity Year). The remaining Protected Annual Withdrawal Amount has been reset to the Protected Annual Withdrawal Amount of $17,294.12 from Example 2. As the amount withdrawn is less than the remaining Protected Annual Withdrawal Amount:

▪	The Protected Value is reduced by the amount withdrawn (i.e., reduced by $10,000, from $229,764.71 to $219,764.71).

▪	The remaining Protected Annual Withdrawal Amount for the balance of the second Annuity Year is also reduced by the amount withdrawn (from $17,294.12 to $7,294.12).
Benefits under GMWB

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In addition to any withdrawals you make under the GMWB benefit, Sub-account performance may reduce your Account Value. If your Account Value is equal to zero, and you have not received all of your Protected Value in the form of withdrawals from your Annuity, we will continue to make payments equal to the remaining Protected Value in the form of fixed, periodic payments until the remainder of the Protected Value is paid, at which time the rider terminates. The fixed, periodic payments will each be equal to the Protected Annual Withdrawal Amount, except for the last payment which may be equal to the remaining Protected Value. We will determine the duration for which periodic payments will continue by dividing the Protected Value by the Protected Annual Withdrawal Amount. You will not have the right to make additional purchase payments or receive the remaining Protected Value in a lump sum. You can elect the frequency of payments, subject to our rules then in effect.

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If the death benefit under your Annuity becomes payable before you have received all of your Protected Value in the form of withdrawals from your Annuity, your Beneficiary has the option to elect to receive the remaining Protected Value as an alternate death benefit payout in lieu of the amount payable under any other death benefit provided under your Annuity. The remaining Protected Value will be payable in the form of fixed, periodic payments. Your beneficiary can elect the frequency of payments, subject to our rules then in effect. We will determine the duration for which periodic payments will continue by dividing the Protected Value by the Protected Annual Withdrawal Amount. The Protected Value is not equal to the Account Value for purposes of the Annuity’s other death benefit options. The GMWB benefit does not increase or decrease the amount otherwise payable under the annuity’s other death benefit options. Generally, the GMWB benefit would be of value to your Beneficiary only when the Protected Value at death exceeds any other amount available as a death benefit.

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If you elect to begin receiving annuity payments before you have received all of your Protected Value in the form of withdrawals from your Annuity, an additional annuity payment option will be available that makes fixed annuity payments for a certain period, determined by dividing the Protected Value by the Protected Annual Withdrawal Amount. If you elect to receive annuity payments calculated in this manner, the assumed interest rate used to calculate such payments will be 0%, which is less than the assumed interest rate on other annuity payment options we offer. This 0% assumed interest rate results in lower annuity payments than what would have been paid if the assumed interest rate was higher than 0%. You can also elect to terminate the GMWB benefit and begin receiving annuity payments based on your then current Account Value (not the remaining Protected Value) under any of the available annuity payment options.

Other Important Considerations

▪	Withdrawals under the GMWB benefit are subject to all of the terms and conditions of your Annuity, including any CDSC and MVA that may apply.

▪	Withdrawals made while the GMWB benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under your Annuity.

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The GMWB benefit does not directly affect your Annuity’s Account Value or Surrender Value, but any withdrawal will decrease the Account Value by the amount of the withdrawal. If you surrender your Annuity, you will receive the current Surrender Value, not the Protected Value.

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You can make withdrawals from your Annuity while your Account Value is greater than zero without purchasing the GMWB benefit. The GMWB benefit provides a guarantee that if your Account Value declines due to Sub-account performance, you will be able to receive your Protected Value in the form of periodic benefit payments.

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We currently limit the Sub-accounts in which you may allocate Account Value if you participate in this benefit. Should we prohibit access to any investment option, any transfers required to move Account Value to eligible investment options will not be counted in determining the number of free transfers during an Annuity Year.

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The Basic Death Benefit will terminate if withdrawals taken under the GMWB benefit cause your Account Value to reduce to zero. Certain optional Death Benefits may terminate if withdrawals taken under the GMWB benefit cause your Account Value to reduce to zero. (See “Death Benefit” for more information.)

Election of the Benefit
The GMWB benefit is no longer available. If you currently participate in GMWB, your existing guarantees are unaffected by the fact that we no longer offer GMWB.
We reserve the right to restrict the maximum amount of Protected Value that may be covered under the GMWB benefit under this Annuity or any other annuities that you own that are issued by Prudential Annuities or its affiliated companies.
Termination of the Benefit
The benefit terminates automatically when your Protected Value reaches zero based on your withdrawals. You may terminate the benefit at any time by notifying us. If you terminate the benefit, any guarantee provided by the benefit will terminate as of the date the termination is effective. The benefit terminates upon your surrender of your Annuity, upon due proof of death (unless your surviving spouse elects to continue your Annuity and the GMWB benefit or your Beneficiary elects to receive the amounts payable under the GMWB benefit in lieu of the death benefit) or upon your election to begin receiving annuity payments.
The charge for the GMWB benefit will no longer be deducted from your Account Value upon termination of the benefit.
Please note that if you terminate a living benefit such as GMWB and elect a new living benefit, you lose the guarantees that you had accumulated under your existing benefit and we will base any guarantees under the new benefit on your Account Value as of the date the new benefit becomes active. We reserve the right to waive, change and/or further limit the election frequency in the future.
Charges under the Benefit

▪	Currently, we deduct a charge equal to 0.35% of the daily net assets of the Sub-accounts per year for the GMWB benefit. The annual charge is deducted daily.

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If, during the seven years following the effective date of the benefit, you do not make any withdrawals, and also during the five years after the effective date of the benefit you make no purchase payment, we will thereafter waive the charge for GMWB. If you make a purchase payment after we have instituted that fee waiver (whether that purchase payment is directed to a Sub-account or to a Fixed Allocation), we will resume imposing the GMWB fee (without notifying you of the resumption of the charge). Withdrawals that you take after the fee waiver has been instituted will not result in the re-imposition of the GMWB charge.

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If you elect to step-up the Protected Value under the benefit, and on the date you elect to step-up, the charges under the benefit have changed for new purchasers, your benefit may be subject to the new charge level for the benefit.

Additional Tax Considerations for Qualified Contracts/Arrangements
If you purchase an Annuity as an investment vehicle for “qualified” investments, including an IRA, SEP-IRA, Tax Sheltered Annuity (or 403(b)) or employer plan under Code Section 401(a), the required minimum distribution rules under the Code provide that you begin receiving periodic amounts from your Annuity beginning after age 70 ½. For a Tax Sheltered Annuity or a 401(a) plan for which the participant is not a greater than 5 percent owner of the employer, this required beginning date can generally be deferred to retirement, if later. Roth IRAs are not subject to these rules during the owner’s lifetime. The amount required under the Code may exceed the Protected Annual Withdrawal Amount, which will cause us to recalculate the Protected Value and the Protected Annual Withdrawal Amount, resulting in a lower amount payable in future Annuity Years.
GUARANTEED MINIMUM INCOME BENEFIT (GMIB)
The Guaranteed Minimum Income Benefit is no longer available for new elections.
The Guaranteed Minimum Income Benefit is an optional benefit that, after a seven-year waiting period, guarantees your ability to begin receiving income from your Annuity in the form of annuity payments based on a guaranteed minimum value (called the “Protected Income Value”) that increases after the waiting period begins, regardless of the impact of Sub-account performance on your Account Value. The benefit may be appropriate for you if you anticipate using your Annuity as a future source of periodic fixed income payments for the remainder of your life and wish to ensure that the basis upon which your income payments will be calculated will achieve at least a minimum amount despite fluctuations in Sub-account performance. There is an additional charge if you elected the GMIB benefit.
Key Feature – Protected Income Value
The Protected Income Value is the minimum amount that we guarantee will be available (net of any applicable Tax Charge), after a waiting period of at least seven years, as a basis to begin receiving fixed annuity payments. The Protected Income Value is initially established on the effective date of the GMIB benefit and is equal to your Account Value on such date. Currently, since the GMIB benefit may only be elected at issue, the effective date is the Issue Date of your Annuity. The Protected Income Value is increased daily based on an annual growth rate of 5%, subject to the limitations described below. The Protected Income Value is referred to as the “Protected Value” in the rider we issue for this benefit. The 5% annual growth rate is referred to as the “Roll-Up Percentage” in the rider we issue for this benefit.
The Protected Income Value is subject to a limit of 200% (2X) of the sum of the Protected Income Value established on the effective date of the GMIB benefit, or the effective date of any step-up value, plus any additional purchase payments (and any Credit that is applied to such purchase payments in the case of XT6) made after the waiting period begins ("Maximum Protected Income Value”), minus the impact of any withdrawals (as described below in “Impact of Withdrawals on the Protected Income Value”) you make from your Annuity after the waiting period begins.

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Subject to the maximum age/durational limits described immediately below, we will no longer increase the Protected Income Value by the 5% annual growth rate once you reach the Maximum Protected Income Value. However, we will increase the Protected Income Value by the amount of any additional purchase payments after you reach the Maximum Protected Income Value. Further, if you make withdrawals after you reach the Maximum Protected Income Value, we will reduce the Protected Income Value and the Maximum Protected Income Value by the proportional impact of the withdrawal on your Account Value.

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Subject to the Maximum Protected Income Value, we will no longer increase the Protected Income Value by the 5% annual growth rate after the later of the anniversary date on or immediately following the Annuitant’s 80th birthday or the 7th anniversary of the later of the effective date of the GMIB benefit or the effective date of the most recent step-up. However, we will increase the Protected Income Value by the amount of any additional purchase payments (and any Credit that is applied to such purchase payments in the case of XT6). Further, if you make withdrawals after the Annuitant reaches the maximum age/duration limits, we will reduce the Protected Income Value and the Maximum Protected Income Value by the proportional impact of the withdrawal on your Account Value.

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Subject to the Maximum Protected Income Value, if you make an additional Purchase Payment, we will increase the Protected Income Value by the amount of the Purchase Payment (and any Credit that is applied to such Purchase Payment in the case of XT6) and will apply the 5% annual growth rate on the new amount from the date the Purchase Payment is applied.

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As described below, after the waiting period begins, cumulative withdrawals each Annuity Year that are up to 5% of the Protected Income Value on the prior anniversary of your Annuity will reduce the Protected Income Value by the amount of the withdrawal. Cumulative withdrawals each Annuity Year in excess of 5% of the Protected Income Value on the prior anniversary of your Annuity will reduce the Protected Income Value proportionately. All withdrawals after the Maximum Protected Income Value is reached will reduce the Protected Income Value proportionately. The 5% annual growth rate will be applied to the reduced Protected Income Value from the date of the withdrawal.

Stepping-Up the Protected Income Value – You may elect to “step-up” or “reset” your Protected Income Value if your Account Value is greater than the current Protected Income Value. Upon exercise of the step-up provision, your initial Protected Income Value will be reset equal to your current Account Value. From the date that you elect to step-up the Protected Income Value, we will apply the 5% annual growth rate to the stepped-up Protected Income Value, as described above. You can exercise the step-up provision twice while the GMIB benefit is in effect, and only while the Annuitant is less than age 76.

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A new seven-year waiting period will be established upon the effective date of your election to step-up the Protected Income Value. You cannot exercise your right to begin receiving annuity payments under the GMIB benefit until the end of the new waiting period. In light of this waiting period upon resets, it is not recommended that you reset your GMIB if the required beginning date under IRS minimum distribution requirements would commence during the 7 year waiting period. See “Tax Considerations” section in this prospectus for additional information on IRS requirements.

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The Maximum Protected Income Value will be reset as of the effective date of any step-up. The new Maximum Protected Income Value will be equal to 200% of the sum of the Protected Income Value as of the effective date of the step-up plus any subsequent purchase payments (and any Credit that is applied to such purchase payments in the case of XT6), minus the impact of any withdrawals after the date of the step-up.

▪	When determining the guaranteed annuity purchase rates for annuity payments under the GMIB benefit, we will apply such rates based on the number of years since the most recent step-up.

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If you elect to step-up the Protected Income Value under the benefit, and on the date you elect to step-up, the charges under the GMIB benefit have changed for new purchasers, your benefit may be subject to the new charge going forward.

▪	A step-up will increase the dollar for dollar limit on the anniversary of the Issue Date of the Annuity following such step-up.
Impact of Withdrawals on the Protected Income Value – Cumulative withdrawals each Annuity Year up to 5% of the Protected Income Value will reduce the Protected Income Value on a “dollar-for-dollar” basis (the Protected Income Value is reduced by the actual amount of the withdrawal). Cumulative withdrawals in any Annuity Year in excess of 5% of the Protected Income Value will reduce the Protected Income Value proportionately (see the examples of this calculation below). The 5% annual withdrawal amount is determined on each anniversary of the Issue Date (or on the Issue Date for the first Annuity Year) and applies to any withdrawals during the Annuity Year. This means that the amount available for withdrawals each Annuity Year on a “dollar-for-dollar” basis is adjusted on each Annuity anniversary to reflect changes in the Protected Income Value during the prior Annuity Year.
The Maximum Protected Income Value is reduced by the same dollar-for-dollar amount as the Protected Income Value is reduced and the same proportional percentage as the Protected Income Value is reduced.
The following examples of dollar-for-dollar and proportional reductions assume that: 1.) the Issue Date and the effective date of the GMIB benefit are October 13, 2005; 2.) an initial Purchase Payment of $250,000 (includes any Credits in the case of XT6); 3.) an initial Protected Income Value of $250,000; 4.) a dollar-for-dollar limit of $12,500 (5% of $250,000); and 5.) a Maximum Protected Income Value of $500,000 (200% of the initial Protected Income Value). The values set forth here are purely hypothetical and do not reflect the charge for GMIB or any other fees and charges.
Example 1. Dollar-for-dollar reduction
A $10,000 withdrawal is taken on November 13, 2005 (in the first Annuity Year). No prior withdrawals or step-ups have been taken. Immediately prior to the withdrawal, the Protected Income Value is $251,038.10 (the initial value accumulated for 31 days at an annual effective rate of 5%). As the amount withdrawn is less than the dollar-for-dollar limit:

▪	The Protected Income Value is reduced by the amount withdrawn (i.e., by $10,000, from $251,038.10 to $241,038.10).

▪	The Maximum Protected Income Value is reduced by the amount withdrawn (i.e., by $10,000 from $500,000.00 to $490,000.00).

▪	The remaining dollar-for-dollar limit (“Remaining Limit”) for the balance of the first Annuity Year is also reduced by the amount withdrawn (from $12,500 to $2,500).
Example 2. Dollar-for-dollar and proportional reductions
A second $10,000 withdrawal is taken on December 13, 2005 (still within the first Annuity Year). Immediately before the withdrawal, the Account Value is $220,000, the Protected Income Value is $242,006.64 and the Maximum Protected Income Value is $490,000.00. As the amount withdrawn exceeds the Remaining Limit of $2,500 from Example 1:

▪	The Protected Income Value is first reduced by the Remaining Limit (from $242,006.64 to $239,506.64);

▪	The result is then further reduced by the ratio of A to B, where:

—	A is the amount withdrawn less the Remaining Limit ($10,000 – $2,500, or $7,500).

—	B is the Account Value less the Remaining Limit ($220,000 – $2,500, or $217,500).
The resulting Protected Income Value is: $239,506.64 X (1 – $7,500 / $217,500), or $231,247.79.

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The Maximum Protected Income Value is reduced first by the same dollar amount as the Protected Income Value ($490,000.00 – $2,500 or $487,500.00) and by the same proportion as for the Protected Income Value ($487,500.00 X 0.9655 or $470,689.66).

▪	The Remaining Limit is set to zero (0) for the balance of the first Annuity Year.
Example 3. Reset of the dollar-for-dollar limit
A $10,000 withdrawal is made on the first anniversary of the Issue Date, October 13, 2006 (second Annuity Year). Prior to the withdrawal, the Protected Income Value is $240,838.37 and the Maximum Protected Income Value is $470,689.66. The Remaining Limit is reset to 5% of the Protected Income Value amount, or $12,041.92. As the amount withdrawn is less than the dollar-for-dollar limit:

▪	The Protected Income Value is reduced by the amount withdrawn (i.e., reduced by $10,000, from $240,838.37 to $230,838.37).

▪	The Maximum Protected Income Value is also reduced by the amount withdrawn (i.e., by $10,000 from $470,689.66, to $460,689.66).

▪	The Remaining Limit for the balance of the second Annuity Year is also reduced by the amount withdrawn (from $12,041.92 to $2,041.92).
Key Feature – GMIB Annuity Payments
You can elect to apply the Protected Income Value to one of the available GMIB Annuity Payment Options on any anniversary date following the initial waiting period, or any subsequent waiting period established upon your election to step-up the Protected Income Value. Once you have completed the waiting period, you will have a 30-day period each year, after the Annuity anniversary, during which you may elect to begin receiving annuity payments under one of the available GMIB Annuity Payment Options. You must elect one of the GMIB Annuity Payment Options by the anniversary of the Annuity’s Issue Date on or immediately following the Annuitant’s or your 95th birthday (whichever is sooner), except for Annuities used as a funding vehicle for an IRA, SEP IRA or 403(b), in which case you must elect one of the GMIB Annuity Payment Options by the anniversary of the Annuity’s Issue Date on or immediately following the Annuitant’s 92nd birthday.
Your Annuity or state law may require you to begin receiving annuity payments at an earlier date.
The amount of each GMIB Annuity Payment will be determined based on the age and, where permitted by law, sex of the Annuitant by applying the Protected Income Value (net of any applicable Tax Charge that may be due) to the GMIB Annuity Payment Option you choose. We use special annuity purchase rates to calculate the amount of each payment due under the GMIB Annuity Payment Options. These special rates for the GMIB Annuity Payment Options are calculated using an assumed interest rate factor that provides for lower growth in the value applied to produce annuity payments than if you elected an annuity payment option that is not part of the GMIB benefit. These special rates also are calculated using other factors such as “age setbacks” (use of an age lower than the Annuitant’s actual age) that result in lower payments than would result if you elected an annuity payment option that is not part of the GMIB benefit. Use of an age setback entails a longer assumed life for the Annuitant which in turn results in lower annuity payments.
On the date that you elect to begin receiving GMIB annuity payments, we guarantee that your payments will be calculated based on your Account Value and our then current annuity purchase rates if the payment amount calculated on this basis would be higher than it would be based on the Protected Income Value and the special GMIB annuity purchase rates.
GMIB Annuity Payment Option 1 – Payments for Life with a Certain Period
Under this option, monthly annuity payments will be made until the death of the Annuitant. If the Annuitant dies before having received 120 monthly annuity payments, the remainder of the 120 monthly annuity payments will be made to the Beneficiary.
GMIB Annuity Payment Option 2 – Payments for Joint Lives with a Certain Period
Under this option, monthly annuity payments will be made until the death of both the Annuitant and the Joint Annuitant. If the Annuitant and the Joint Annuitant die before having received 120 monthly annuity payments, the remainder of the 120 monthly annuity payments will be made to the Beneficiary

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If the Annuitant dies first, we will continue to make payments until the later of the death of the Joint Annuitant and the end of the period certain. However, if the Joint Annuitant is still receiving annuity payments following the end of the certain period, we will reduce the amount of each subsequent payment to 50% of the original payment amount.

▪	If the Joint Annuitant dies first, we will continue to make payments until the later of the death of the Annuitant and the end of the period certain.
You cannot withdraw your Account Value or the Protected Income Value under either GMIB Annuity Payment Option once annuity payments have begun. We may make other payout frequencies available, such as quarterly, semi-annually or annually.
Other Important Considerations
You should note that GMIB is designed to provide a type of insurance that serves as a safety net only in the event your Account Value declines significantly due to negative investment performance. If your Account Value is not significantly affected by negative investment performance, it is unlikely that the purchase of the GMIB will result in your receiving larger annuity payments than if you had not purchased GMIB. This is because the assumptions that we use in computing the GMIB, such as the annuity purchase rates, (which include assumptions as to age-setbacks and assumed interest rates), are more conservative than the assumptions that we use in computing annuity payout options outside of

GMIB. Therefore, you may generate higher income payments if you were to annuitize a lower Account Value at the current annuity purchase rates, than if you were to annuitize under the GMIB with a higher Protected Value than your Account Value but, at the annuity purchase rates guaranteed under the GMIB. The GMIB benefit does not directly affect an Annuity’s Account Value, Surrender Value or the amount payable under either the basic Death Benefit provision of the Annuity or any optional Death Benefit provision. If you surrender your Annuity, you will receive the current Surrender Value, not the Protected Income Value. The Protected Income Value is only applicable if you elect to begin receiving annuity payments under one of the GMIB annuity options after the waiting period.

▪	Each Annuity offers other annuity payment options that you can elect which do not impose an additional charge, but which do not offer to guarantee a minimum value on which to make annuity payments.

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Where allowed by law, we reserve the right to limit subsequent purchase payments if we determine, at our sole discretion, that based on the timing of your purchase payments and withdrawals, your Protected Income Value is increasing in ways we did not intend. In determining whether to limit purchase payments, we will look at purchase payments which are disproportionately larger than your initial Purchase Payment and other actions that may artificially increase the Protected Income Value.

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We currently limit the Sub-accounts in which you may allocate Account Value if you participate in this benefit. Should we prohibit access to any investment option, any transfers required to move Account Value to eligible investment options will not be counted in determining the number of free transfers during an Annuity Year.

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If you change the Annuitant after the effective date of the GMIB benefit, the period of time during which we will apply the 5% annual growth rate may be changed based on the age of the new Annuitant. If the new Annuitant would not be eligible to elect the GMIB benefit based on his or her age at the time of the change, then the GMIB benefit will terminate.

▪	Annuity payments made under the GMIB benefit are subject to the same tax treatment as any other annuity payment.

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At the time you elect to begin receiving annuity payments under the GMIB benefit or under any other annuity payment option we make available, the protection provided by an Annuity’s basic Death Benefit or any optional Death Benefit provision you elected will no longer apply.

Election of the Benefit
The GMIB benefit is no longer available. If you currently participate in GMIB, your existing guarantees are unaffected by the fact that we no longer offer GMIB.
Termination of the Benefit
The GMIB benefit cannot be terminated by the Owner once elected. The GMIB benefit automatically terminates as of the date your Annuity is fully surrendered, on the date the Death Benefit is payable to your Beneficiary (unless your surviving spouse elects to continue your Annuity), or on the date that your Account Value is transferred to begin making annuity payments. The GMIB benefit may also be terminated if you designate a new Annuitant who would not be eligible to elect the GMIB benefit based on his or her age at the time of the change.
Upon termination of the GMIB benefit we will deduct the charge from your Account Value for the portion of the Annuity Year since the prior anniversary of the Annuity’s Issue Date (or the Issue Date if in the first Annuity Year).
Charges under the Benefit
Currently, we deduct a charge equal to 0.50% per year of the average Protected Income Value for the period the charge applies. Because the charge is calculated based on the average Protected Income Value, it does not increase or decrease based on changes to the Annuity’s Account Value due to Sub-account performance. The dollar amount you pay each year will increase in any year the Protected Income Value increases, and it will decrease in any year the Protected Income Value decreases due to withdrawal, irrespective of whether your Account Value increases or decreases.
The charge is deducted annually in arrears each Annuity Year on the anniversary of the Issue Date of an Annuity. We deduct the amount of the charge pro-rata from the Account Value allocated to the Sub-accounts and the Fixed Allocations. No MVA will apply to Account Value deducted from a Fixed Allocation. If you surrender your Annuity, begin receiving annuity payments under the GMIB benefit or any other annuity payment option we make available during an Annuity Year, or the GMIB benefit terminates, we will deduct the charge for the portion of the Annuity Year since the prior anniversary of the Annuity’s Issue Date (or the Issue Date if in the first Annuity Year).
No charge applies after the Annuity Date.
LIFETIME FIVE INCOME BENEFIT (LIFETIME FIVE)
The Lifetime Five Income Benefit is no longer being offered. Lifetime Five could have been elected only where the Annuitant and the Owner were the same person or, if the Annuity Owner is an entity, where there was only one Annuitant. The Annuitant must have been at least 45 years old when the benefit is elected. The Lifetime Five Income Benefit was not available if you elected any other optional living benefit. As long as your Lifetime Five Income Benefit is in effect, you must allocate your Account Value in accordance with the then permitted and available option(s) with this benefit.
The benefit guarantees your ability to withdraw amounts equal to a percentage of an initial principal value (called the “Protected Withdrawal Value”), regardless of the impact of Sub-account performance on your Account Value, subject to our benefit rules regarding the timing and amount of withdrawals. There are two options – one is designed to provide an annual withdrawal amount for life (the “Life Income Benefit”) and the other is designed to provide a greater annual withdrawal amount as long as there is Protected Withdrawal Value (adjusted as described below) (the “Withdrawal Benefit”). If there is no Protected Withdrawal Value, the withdrawal benefit will be zero. You do not choose between these two options; each option will continue to be available as long as your Annuity has an Account Value and the Lifetime Five is in effect. Certain benefits under Lifetime Five may remain in effect even if the Account Value of your Annuity is zero. The benefit may be appropriate if you intend to make periodic withdrawals from your Annuity and wish to ensure that Sub-account performance will not affect your ability to receive annual payments. You are not required to make withdrawals as part of the benefit – the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the benefit. Withdrawals are taken first from your own Account Value. We are only required to begin making lifetime income payments to you under our guarantee when and if your Account Value is reduced to zero (unless the benefit has terminated).
Key Feature – Protected Withdrawal Value
The Protected Withdrawal Value is used to determine the amount of each annual payment under the Life Income Benefit and the Withdrawal Benefit. The initial Protected Withdrawal Value is determined as of the date you make your first withdrawal under your Annuity following your election of Lifetime Five. The initial Protected Withdrawal Value is equal to the greatest of (A) the Account Value on the date you elect Lifetime Five, plus any additional purchase payments, as applicable, each growing at 5% per year from the date of your election of the benefit, or application of the Purchase Payment to your Annuity until the date of your first withdrawal or the 10th anniversary of the benefit effective date, if earlier (B) the Account Value on the date of the first withdrawal from your Annuity, prior to the withdrawal, and (C) the highest Account Value on each Annuity anniversary, plus subsequent purchase payments prior to the first withdrawal or the 10th anniversary of the benefit effective date, if earlier. With respect to (A) and (C) above, after the 10th anniversary of the benefit effective date, each value is increased by the amount of any subsequent purchase payments. With respect to XT6, Credits are added to purchase payments for purposes of calculating the Protected Withdrawal Value, the Annual Income Amount and the Annual Withdrawal Amount (see below for a description of Annual Income Amount and Annual Withdrawal Amount).

▪	If you elected the Lifetime Five benefit at the time you purchased your Annuity, the Account Value was your initial Purchase Payment.

▪	If you make additional purchase payments after your first withdrawal, the Protected Withdrawal Value will be increased by the amount of each additional Purchase Payment.
The Protected Withdrawal Value is reduced each time a withdrawal is made on a dollar-for-dollar basis up to the Annual Withdrawal Amount, per Annuity Year, of the Protected Withdrawal Value and on the greater of a dollar-for-dollar basis or a pro rata basis for withdrawals in an Annuity Year in excess of that amount until the Protected Withdrawal Value is reduced to zero. At that point the Annual Withdrawal Amount will be zero until such time (if any) as the Annuity reflects a Protected Withdrawal Value (for example, due to a step-up or additional purchase payments being made into the Annuity).
Step-Up of the Protected Withdrawal Value
You may elect to step-up your Protected Withdrawal Value if, due to positive Sub-account performance, your Account Value is greater than the Protected Withdrawal Value.
If you elected the Lifetime Five benefit on or after March 20, 2006:

▪	You are eligible to step-up the Protected Withdrawal Value on or after the 1st anniversary of the first withdrawal under the Lifetime Five benefit

▪	The Protected Withdrawal Value can be stepped up again on or after the 1st anniversary of the preceding step-up.
If you elected the Lifetime Five benefit prior to March 20, 2006 and that original election remains in effect:

▪	You are eligible to step-up the Protected Withdrawal Value on or after the 5th anniversary of the first withdrawal under the Lifetime Five benefit

▪	The Protected Withdrawal Value can be stepped up again on or after the 5th anniversary of the preceding step-up
In either scenario (i.e., elections before or after March 20, 2006) if you elect to step-up the Protected Withdrawal Value under the benefit, and on the date you elect to step-up, the charges under the Lifetime Five benefit have changed for new purchasers, your benefit may be subject to the new charge at the time of step-up. Upon election of the step-up, we increase the Protected Withdrawal Value to be equal to the then current Account Value. For example, assume your initial Protected Withdrawal Value was $100,000 and you have made cumulative withdrawals of $40,000, reducing the Protected Withdrawal Value to $60,000. On the date you are eligible to step-up the Protected Withdrawal Value, your Account Value is equal to $75,000. You could elect to step-up the Protected Withdrawal Value to $75,000 on the date you are eligible. If your current Annual Income Amount and Annual Withdrawal Amount are less than they would be if we did not reflect the step-up in Protected Withdrawal Value, then we will increase these amounts to reflect the step-up as described below.
An optional automatic step-up (“Auto Step-Up”) feature is available for this benefit. This feature may be elected at the time the benefit is elected or at any time while the benefit is in force.
If you elected the Lifetime Five benefit on or after March 20, 2006 and have also elected the Auto Step-Up feature:

▪
the first Auto Step-Up opportunity will occur on the 1st Annuity Anniversary that is at least one year after the later of (1) the date of the first withdrawal under the Lifetime Five benefit or (2) the most recent step-up

▪	your Protected Withdrawal Value will only be stepped-up if 5% of the Account Value is greater than the Annual Income Amount by any amount

▪
if at the time of the first Auto Step-Up opportunity, 5% of the Account Value is not greater than the Annual Income Amount, an Auto Step-Up opportunity will occur on each successive Annuity Anniversary until a step-up occurs

▪	once a step-up occurs, the next Auto Step-Up opportunity will occur on the 1st Annuity Anniversary that is at least one year after the most recent step-up

If you elected the Lifetime Five benefit prior to March 20, 2006 and have also elected the Auto Step-Up feature:

▪
the first Auto Step-Up opportunity will occur on the Annuity Anniversary that is at least 5 years after the later of (1) the date of the first withdrawal under the Lifetime Five Benefit or (2) the most recent step-up

▪	your Protected Withdrawal Value will only be stepped-up if 5% of the Account Value is greater than the Annual Income Amount by 5% or more

▪
if at the time of the first Auto Step-Up opportunity, 5% of the Account Value does not exceed the Annual Income Amount by 5% or more, an Auto Step-Up opportunity will occur on each successive Annuity Anniversary until a step-up occurs

▪	once a step-up occurs, the next Auto Step-Up opportunity will occur on the Annuity Anniversary that is at least 5 years after the most recent step-up
In either scenario (i.e., elections before or after March 20, 2006), if on the date that we implement an Auto Step-Up to your Protected Withdrawal Value, the charge for Lifetime Five has changed for new purchasers, you may be subject to the new charge at the time of such step-up. Subject to our rules and restrictions, you will still be permitted to manually step-up the Protected Withdrawal Value even if you elect the Auto Step-Up feature.
Key Feature – Annual Income Amount under the Life Income Benefit
The initial Annual Income Amount is equal to 5% of the initial Protected Withdrawal Value at the first withdrawal taken after the benefit becomes active. Under the Lifetime Five benefit, if your cumulative withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year. If your cumulative withdrawals are in excess of the Annual Income Amount (“Excess Income”), your Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Income to the Account Value immediately prior to such withdrawal (see examples of this calculation below). Reductions include the actual amount of the withdrawal, including any CDSC that may apply. A withdrawal can be considered Excess Income under the Life Income Benefit even though it does not exceed the Annual Withdrawal Amount under the Withdrawal Benefit. When you elect a step-up (or an auto step-up is effected), your Annual Income Amount increases to equal 5% of your Account Value after the step-up, adjusted for withdrawals within the current annuity year, if such amount is greater than your Annual Income Amount. Your Annual Income Amount also increases if you make additional purchase payments. The amount of the increase is equal to 5% of any additional purchase payments (and any associated Credit with respect to XT6). Any increase will be added to your Annual Income Amount beginning on the day that the step-up is effective or the Purchase Payment is made. A determination of whether you have exceeded your Annual Income Amount is made at the time of each withdrawal; therefore a subsequent increase in the Annual Income Amount will not offset the effect of a withdrawal that exceeded the Annual Income Amount at the time the withdrawal was made.
Key Feature – Annual Withdrawal Amount under the Withdrawal Benefit The initial Annual Withdrawal Amount is equal to 7% of the initial Protected Withdrawal Value. Under the Lifetime Five benefit, if your cumulative withdrawals each Annuity Year are less than or equal to the Annual Withdrawal Amount, your Protected Withdrawal Value will be reduced on a dollar-for-dollar basis. If your cumulative withdrawals are in excess of the Annual Withdrawal Amount (“Excess Withdrawal”), your Annual Withdrawal Amount will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Withdrawal to the Account Value immediately prior to such withdrawal (see the examples of this calculation below). Reductions include the actual amount of the withdrawal, including any CDSC that may apply. When you elect a step-up (or an auto step-up is effected), your Annual Withdrawal Amount increases to equal 7% of your Account Value after the step-up, adjusted for withdrawals within the current annuity year, if such amount is greater than your Annual Withdrawal Amount. Your Annual Withdrawal Amount also increases if you make additional purchase payments. The amount of the increase is equal to 7% of any additional purchase payments (and any associated Credit with respect to XT6). A determination of whether you have exceeded your Annual Withdrawal Amount is made at the time of each withdrawal; therefore, a subsequent increase in the Annual Withdrawal Amount will not offset the effect of a withdrawal that exceeded the Annual Withdrawal Amount at the time the withdrawal was made.
The Lifetime Five benefit does not affect your ability to make withdrawals under your Annuity or limit your ability to request withdrawals that exceed the Annual Income Amount and the Annual Withdrawal Amount. You are not required to withdraw all or any portion of the Annual Withdrawal Amount or Annual Income Amount in each Annuity Year.

▪
If, cumulatively, you withdraw an amount less than the Annual Withdrawal Amount under the Withdrawal Benefit in any Annuity Year, you cannot carry-over the unused portion of the Annual Withdrawal Amount to subsequent Annuity Years. However, because the Protected Withdrawal Value is only reduced by the actual amount of withdrawals you make under these circumstances, any unused Annual Withdrawal Amount may extend the period of time until the remaining Protected Withdrawal Value is reduced to zero.

▪
If, cumulatively, you withdraw an amount less than the Annual Income Amount under the Life Income Benefit in any Annuity Year, you cannot carry-over the unused portion of the Annual Income Amount to subsequent Annuity Years. However, because the Protected Withdrawal Value is only reduced by the actual amount of withdrawals you make under these circumstances, any unused Annual Income Amount may extend the period of time until the remaining Protected Withdrawal Value is reduced to zero.

Examples of Withdrawals
The following examples of dollar-for-dollar and proportional reductions of the Protected Withdrawal Value, Annual Withdrawal Amount and Annual Income Amount assume: 1.) the Issue Date and the Effective Date of the Lifetime Five benefit are February 1, 2005; 2.) an initial Purchase Payment of $250,000; 3.) the Account Value on February 1, 2006 is equal to $265,000; and 4.) the first withdrawal occurs on March 1, 2006 when the Account Value is equal to $263,000. The values set forth here are purely hypothetical, and do not reflect the charge for Lifetime Five or any other fees and charges.

The initial Protected Withdrawal Value is calculated as the greatest of (a), (b) and (c):

(a)	Purchase payment accumulated at 5% per year from February 1, 2005 until March 1, 2006 (393 days) = $250,000 X 1.05^(393/365) = $263,484.33

(b)	Account Value on March 1, 2006 (the date of the first withdrawal) = $263,000

(c)	Account Value on February 1, 2006 (the first Annuity Anniversary) = $265,000
Therefore, the initial Protected Withdrawal Value is equal to $265,000. The Annual Withdrawal Amount is equal to $18,550 under the Withdrawal Benefit (7% of $265,000). The Annual Income Amount is equal to $13,250 under the Life Income Benefit (5% of $265,000).
Example 1. Dollar-for-dollar reduction
If $10,000 was withdrawn (less than both the Annual Income Amount and the Annual Withdrawal Amount) on March 1, 2006, then the following values would result:

▪	Remaining Annual Withdrawal Amount for current Annuity Year = $18,550 – $10,000 = $8,550. Annual Withdrawal Amount for future Annuity Years remains at $18,550.

▪	Remaining Annual Income Amount for current Annuity Year = $13,250 – $10,000 = $3,250. Annual Income Amount for future Annuity Years remains at $13,250.

▪	Protected Withdrawal Value is reduced by $10,000 from $265,000 to $255,000
Example 2. Dollar-for-dollar and proportional reductions

(a)	If $15,000 was withdrawn (more than the Annual Income Amount but less than the Annual Withdrawal Amount) on March 1, 2006, then the following values would result:

▪	Remaining Annual Withdrawal Amount for current Annuity Year = $18,550 – $15,000 = $3,550. Annual Withdrawal Amount for future Annuity Years remains at $18,550

▪	Remaining Annual Income Amount for current Annuity Year = $0
Excess of withdrawal over the Annual Income Amount ($15,000 – $13,250 = $1,750) reduces Annual Income Amount for future Annuity Years.

▪	Reduction to Annual Income Amount = Excess Income/Account Value before Excess Income X Annual Income Amount = $1,750/($263,000 – $13,250) X $13,250 = $93
Annual Income Amount for future Annuity Years = $13,250 – $93 = $13,157

▪	Protected Withdrawal Value is reduced by $15,000 from $265,000 to $250,000

(b)	If $25,000 was withdrawn (more than both the Annual Income Amount and the Annual Withdrawal Amount) on March 1, 2006, then the following values would result:

▪	Remaining Annual Withdrawal Amount for current Annuity Year = $0
Excess of withdrawal over the Annual Withdrawal Amount ($25,000 – $18,550 = $6,450) reduces Annual Withdrawal Amount for future Annuity Years.

▪	Reduction to Annual Withdrawal Amount = Excess Withdrawal/Account Value before Excess Withdrawal X Annual Withdrawal Amount = $6,450/($263,000 – $18,550) X $18,550 = $489
Annual Withdrawal Amount for future Annuity Years = $18,550 – $489 = $18,061

▪	Remaining Annual Income Amount for current Annuity Year = $0
Excess of withdrawal over the Annual Income Amount ($25,000 – $13,250 = $11,750) reduces Annual Income Amount for future Annuity Years.

▪	Reduction to Annual Income Amount = Excess Income/Account Value before Excess Income X Annual Income Amount = $11,750/($263,000 – $13,250) X $13,250 = $623.
Annual Income Amount for future Annuity Years = $13,250 – $623 = $12,627

▪
Protected Withdrawal Value is first reduced by the Annual Withdrawal Amount ($18,550) from $265,000 to $246,450. It is further reduced by the greater of a dollar-for-dollar reduction or a proportional reduction. Dollar-for-dollar reduction = $25,000 – $18,550 = $6,450

▪
Proportional reduction = Excess Withdrawal/Account Value before Excess Withdrawal X Protected Withdrawal Value = $6,450/($263,000 – $18,550) X $246,450 = $6,503 Protected Withdrawal Value = $246,450 – max {$6,450, $6,503} = $239,947

Benefits under the Lifetime Five Benefit

▪
If your Account Value is equal to zero, and the cumulative withdrawals in the current Annuity Year are greater than the Annual Withdrawal Amount, the Lifetime Five benefit will terminate. To the extent that your Account Value was reduced to zero as a result of cumulative withdrawals that are equal to or less than the Annual Income Amount and amounts are still payable under both the Life Income Benefit and the Withdrawal Benefit, you will be given the choice of receiving the payments under the Life Income Benefit or under the Withdrawal Benefit. Thus, in that scenario, the remaining amounts under the Life Income Benefit and the Withdrawal Benefit would be payable even though your Account Value was reduced to zero. Once you make this election we will make an additional payment for that Annuity Year equal to either the remaining Annual Income Amount or Annual Withdrawal Amount for the Annuity Year, if any, depending on the option you choose. In subsequent Annuity Years we make payments that equal either the Annual Income Amount or the Annual Withdrawal Amount as described in this Prospectus. You will not be able to change the option after your election and no further purchase payments will be accepted under your Annuity. If you do not make an election, we will pay you annually under the Life Income Benefit. To the extent that cumulative withdrawals in the current Annuity Year that reduced your Account Value to zero are more than the Annual Income Amount but less than or equal to the Annual Withdrawal Amount and amounts are still payable under the Withdrawal Benefit, you will receive the payments under the Withdrawal Benefit. In the year of a withdrawal that reduced your Account Value to zero, we will make an additional payment to equal any remaining Annual Withdrawal Amount and make payments equal to the Annual Withdrawal Amount in each subsequent year (until the Protected Withdrawal Value is depleted). Once your Account Value equals zero no further purchase payments will be accepted under your Annuity.

▪
If annuity payments are to begin under the terms of your Annuity or if you decide to begin receiving annuity payments and there is any Annual Income Amount due in subsequent Annuity Years or any remaining Protected Withdrawal Value, you can elect one of the following three options:

(1)	apply your Account Value to any annuity option available; or

(2)	request that, as of the date annuity payments are to begin, we make annuity payments each year equal to the Annual Income Amount. We make such annuity payments until the Annuitant’s death; or

(3)
request that, as of the date annuity payments are to begin, we payout any remaining Protected Withdrawal Value as annuity payments. Each year such annuity payments will equal the Annual Withdrawal Amount or the remaining Protected Withdrawal Value if less. We make such annuity payments until the earlier of the Annuitant’s death or the date the Protected Withdrawal Value is depleted.

We must receive your request in a form acceptable to us at our office.

▪
In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments as a single life fixed annuity with five payments certain using the greater of the annuity rates then currently available or the annuity rates guaranteed in your Annuity. The amount that will be applied to provide such annuity payments will be the greater of:

(1)
the present value of future Annual Income Amount payments. Such present value will be calculated using the greater of the single life fixed annuity rates then currently available or the single life fixed annuity rates guaranteed in your Annuity; and

(2)	the Account Value.

▪
If no withdrawal was ever taken, we will determine a Protected Withdrawal Value and calculate an Annual Income Amount and an Annual Withdrawal Amount as if you made your first withdrawal on the date the annuity payments are to begin.

Other Important Considerations

▪	Withdrawals under the Lifetime Five benefit are subject to all of the terms and conditions of your Annuity, including any applicable CDSC.

▪
Withdrawals made while the Lifetime Five benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under your Annuity. The Lifetime Five benefit does not directly affect your Annuity's Account Value or Surrender Value, but any withdrawal will decrease the Account Value by the amount of the withdrawal (plus any applicable CDSC). If you surrender your Annuity, you will receive the current Surrender Value, not the Protected Withdrawal Value.

▪
You can make withdrawals from your Annuity while your Account Value is greater than zero without purchasing the Lifetime Five benefit. The Lifetime Five benefit provides a guarantee that if your Account Value declines due to Sub-account performance, you will be able to receive your Protected Withdrawal Value or Annual Income Amount in the form of periodic benefit payments.

▪
You should carefully consider when to begin taking withdrawals. If you begin taking withdrawals early, you may maximize the time during which you may take withdrawals due to longer life expectancy, and you will be using an optional benefit for which you are paying a charge. On the other hand, you could limit the value of the benefit if you begin taking withdrawals too soon. For example, withdrawals reduce your Account Value and may limit the potential for increasing your Protected Withdrawal Value. You should discuss with your financial professional when it may be appropriate for you to begin taking withdrawals.

▪
In general, you must allocate your Account Value in accordance with the then available investment option(s) that we may prescribe in order to maintain the benefit. If, subsequent to your election of the benefit, we change our requirements for how Account Value must be allocated under the benefit, we will not compel you to re-allocate your Account Value in accordance with our newly-adopted requirements. Subsequent to any change in requirements, transfers of Account Value and allocation of additional purchase payments may be subject to the new investment limitations.

▪
You will begin paying the charge for this benefit as of the effective date of the benefit, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid if you choose never to take any withdrawals and/or if you never receive any lifetime income payments.

▪
The Basic Death Benefit will terminate if withdrawals taken under the Lifetime Five benefit cause your Account Value to reduce to zero. Certain optional Death Benefits may terminate if withdrawals taken under the Lifetime Five benefit cause your Account Value to reduce to zero. (See “Death Benefit” for more information.)

▪	If you are taking your entire Annual Income Amount or Annual Withdrawal Amount through the Systematic Withdrawal Program, you must take that withdrawal as a gross withdrawal, not a net withdrawal.

Election of the Benefit
We no longer permit elections of Lifetime Five. If you wish, you may cancel the Lifetime Five benefit. You may then elect any other available living benefit, on the Valuation Day after you have cancelled the Lifetime Five benefit provided the request is received in good order (subject to state availability and in accordance with any applicable age requirements). Once the Lifetime Five benefit is canceled you are not required to re-elect another optional living benefit and any subsequent benefit election may be made on or after the first Valuation Day following the cancellation of the Lifetime Five benefit provided that the benefit you are looking to elect is available on a post- issue basis. If you cancel Lifetime Five, you lose all guarantees under the benefit and we will base any guarantees under the new benefit on your Account Value as of the date the new benefit becomes active. Any such new benefit may be more expensive.
Termination of the Benefit
The benefit terminates automatically when your Protected Withdrawal Value and Annual Income Amount equal zero. You may terminate the benefit at any time by notifying us. If you terminate the benefit, any guarantee provided by the benefit will terminate as of the date the termination is effective. The benefit terminates upon your surrender of your Annuity, upon the death of the Annuitant, upon a change in ownership of your Annuity that changes the tax identification number of the Owner, upon change in the Annuitant or upon your election to begin receiving annuity payments. While you may terminate your benefit at any time, we may not terminate the benefit other than in the circumstances listed above.
The charge for the Lifetime Five benefit will no longer be deducted from your Account Value upon termination of the benefit.
Additional Tax Considerations
If you purchase an Annuity as an investment vehicle for “qualified” investments, including an IRA, SEP-IRA, Tax Sheltered Annuity (or 403(b)) or employer plan under Code Section 401(a), the Required Minimum Distribution rules under the Code provide that you begin receiving periodic amounts from your Annuity beginning after age 70 ½. For a Tax Sheltered Annuity or a 401(a) plan for which the participant is not a greater than five (5) percent owner of the employer, this required beginning date can generally be deferred to retirement, if later. Roth IRAs are not subject to these rules during the Owner’s lifetime. The amount required under the Code may exceed the Annual Withdrawal Amount and the Annual Income Amount, which will cause us to increase the Annual Income Amount and the Annual Withdrawal Amount in any Annuity Year that Required Minimum Distributions due from your Annuity are greater than such amounts. Any such payments will reduce your Protected Withdrawal Value.
As indicated, withdrawals made while this Benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. Please see the Tax Considerations section of this prospectus for a detailed discussion of the tax treatment of withdrawals. We do not address each potential tax scenario that could arise with respect to this Benefit here.
SPOUSAL LIFETIME FIVE INCOME BENEFIT (SPOUSAL LIFETIME FIVE)
The Spousal Lifetime Five benefit is no longer being offered. Spousal Lifetime Five must have been elected based on two Designated Lives, as described below. Each Designated Life must have been at least 55 years old when the benefit was elected. The Spousal Lifetime Five benefit was not available if you elected any other optional living benefit or optional death benefit. As long as your Spousal Lifetime Five Income Benefit is in effect, you must allocate your Account Value in accordance with the then permitted and available option(s) with this benefit.
The benefit guarantees until the later death of two natural persons that are each other’s spouses at the time of election of Spousal Lifetime Five (the “Designated Lives”, each a “Designated Life”) the ability to withdraw an annual amount (“Spousal Life Income Benefit”) equal to a percentage of an initial principal value (the “Protected Withdrawal Value”) regardless of the impact of Sub-account performance on the Account Value, subject to our benefit rules regarding the timing and amount of withdrawals. The Spousal Life Income Benefit may remain in effect even if the Account Value of the Annuity is zero. The benefit may be appropriate if you intend to make periodic withdrawals from your Annuity, wish to ensure that Sub-account performance will not affect your ability to receive annual payments, and wish either spouse to be able to continue the Spousal Life Income Benefit after the death of the first. You are not required to make withdrawals as part of the benefit – the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the benefit. Withdrawals are taken first from your own Account Value. We are only required to begin making lifetime income payments to you under the Spousal Life Income Benefit when and if your Account Value is reduced to zero (unless the benefit has terminated).
Key Feature – Initial Protected Withdrawal Value
The Protected Withdrawal Value is used to determine the amount of each annual payment under the Spousal Life Income Benefit. The initial Protected Withdrawal Value is determined as of the date you make your first withdrawal under the Annuity following your election of Spousal Lifetime Five. The initial Protected Withdrawal Value is equal to the greatest of (A) the Account Value on the date you elect Spousal Lifetime Five, plus any additional purchase payments as applicable, each growing at 5% per year from the date of your election of the benefit, or application of the Purchase Payment to your Annuity, until the date of your first withdrawal or the 10th anniversary of the benefit effective date, if earlier (B) the Account Value on the date of the first withdrawal from your Annuity, prior to the withdrawal, and (C) the highest Account Value on each Annuity anniversary, plus subsequent purchase payments prior to the first withdrawal or the 10th anniversary of the benefit effective date, if earlier. With respect to (A) and (C) above, after the 10th anniversary of the benefit effective date, each value is increased by the amount of any subsequent purchase payments. With respect to XT6, Credits are added to purchase payments for purposes of calculating the Protected Withdrawal Value and the Annual Income Amount (see below for a description of Annual Income Amount).

Key Feature – Annual Income Amount under the Spousal Lifetime Five Income Benefit
The initial Annual Income Amount is equal to 5% of the initial Protected Withdrawal Value at the first withdrawal taken after the benefit becomes active. Under the Spousal Lifetime Five benefit, if your cumulative withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year. If, cumulatively, you withdraw an amount less than the Annual Income Amount under the Spousal Life Income Benefit in any Annuity Year, you cannot carry-over the unused portion of the Annual Income Amount to subsequent Annuity Years. If your cumulative withdrawals are in excess of the Annual Income Amount (“Excess Income”), your Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Income to the Account Value immediately prior to such withdrawal (see examples of this calculation below). Reductions include the actual amount of the withdrawal, including any CDSC that may apply. The Spousal Lifetime Five benefit does not affect your ability to make withdrawals under your Annuity or limit your ability to request withdrawals that exceed the Annual Income Amount.
Step-Up of Annual Income Amount
You may elect to step-up your Annual Income Amount if, due to positive Sub-account performance, 5% of your Account Value is greater than the Annual Income Amount. You are eligible to step-up the Annual Income Amount on or after the 1st anniversary of the first withdrawal under the Spousal Lifetime Five benefit. The Annual Income Amount can be stepped up again on or after the 1st anniversary of the preceding step-up. If you elect to step-up the Annual Income Amount under the benefit, and on the date you elect to step-up, the charges under the Spousal Lifetime Five benefit have changed for new purchasers, your benefit may be subject to the new charge at the time of such step-up. When you elect a step-up, your Annual Income Amount increases to equal 5% of your Account Value after the step-up, adjusted for withdrawals within the current annuity year. Your Annual Income Amount also increases if you make additional purchase payments. The amount of the increase is equal to 5% of any additional purchase payments (plus any Credit with respect to XT6). Any increase will be added to your Annual Income Amount beginning on the day that the step-up is effective or the Purchase Payment is made. A determination of whether you have exceeded your Annual Income Amount is made at the time of each withdrawal; therefore a subsequent increase in the Annual Income Amount will not offset the effect of a withdrawal that exceeded the Annual Income Amount at the time the withdrawal was made.
An optional automatic step-up (“Auto Step-Up”) feature is available for this benefit. This feature may be elected at the time the benefit is elected or at any time while the benefit is in force. If you elect this feature, the first Auto Step-Up opportunity will occur on the 1st Annuity Anniversary that is at least one year after the later of (1) the date of the first withdrawal under the Spousal Lifetime Five benefit or (2) the most recent step-up. At this time, your Annual Income Amount will be stepped-up if 5% of your Account Value is greater than the Annual Income Amount by any amount. If 5% of the Account Value does not exceed the Annual Income Amount, then an Auto Step-Up opportunity will occur on each successive Annuity Anniversary until a step-up occurs. Once a step-up occurs, the next Auto Step-Up opportunity will occur on the 1st Annuity Anniversary that is at least 1 year after the most recent step-up. If, on the date that we implement an Auto Step-Up to your Annual Income Amount, the charge for Spousal Lifetime Five has changed for new purchasers, you may be subject to the new charge at the time of such step-up. Subject to our rules and restrictions, you will still be permitted to manually step-up the Annual Income Amount even if you elect the Auto Step-Up feature.
Examples of withdrawals and step-up
The following examples of dollar-for-dollar and proportional reductions and the step-up of the Annual Income Amount assume: 1.) the Issue Date and the Effective Date of the Spousal Lifetime Five benefit are February 1, 2005; 2.) an initial Purchase Payment of $250,000; 3.) the Account Value on February 1, 2006 is equal to $265,000; 4.) the first withdrawal occurs on March 1, 2006 when the Account Value is equal to $263,000; and 5.) the Account Value on February 1, 2010 is equal to $280,000. The values set forth here are purely hypothetical, and do not reflect the charge for the Spousal Lifetime Five or any other fees and charges.
The initial Protected Withdrawal Value is calculated as the greatest of (a),(b) and (c):

(a)	Purchase payment accumulated at 5% per year from February 1, 2005 until March 1, 2006 (393 days) = $250,000 X 1.05^(393/365) = $263,484.33

(b)	Account Value on March 1, 2006 (the date of the first withdrawal) = $263,000

(c)	Account Value on February 1, 2006 (the first Annuity Anniversary) = $265,000
Therefore, the initial Protected Withdrawal Value is equal to $265,000. The Annual Income Amount is equal to $13,250 under the Spousal Life Income Benefit (5% of $265,000).
Example 1. Dollar-for-dollar reduction
If $10,000 was withdrawn (less than the Annual Income Amount) on March 1, 2006, then the following values would result

▪	Remaining Annual Income Amount for current Annuity Year = $13,250 – $10,000 = $3,250.

▪	Annual Income Amount for future Annuity Years remains at $13,250
Example 2. Dollar-for-dollar and proportional reductions
If $15,000 was withdrawn (more than the Annual Income Amount) on March 1, 2006, then the following values would result:

▪	Remaining Annual Income Amount for current Annuity Year = $0

▪	Excess of withdrawal over the Annual Income Amount ($15,000 – $13,250 = $1,750) reduces Annual Income Amount for future Annuity Years.

▪
Reduction to Annual Income Amount = Excess Income/Account Value before Excess Income X Annual Income Amount = $1,750/($263,000 – $13,250) X $13,250 = $93. Annual Income Amount for future Annuity Years = $13,250 – $93 = $13,157

Example 3. Step-up of the Annual Income Amount
If a step-up of the Annual Income Amount is requested on February 1, 2010 or the Auto Step-Up feature was elected, the step-up would occur because 5% of the Account Value, which is $14,000 (5% of $280,000), is greater than the Annual Income Amount of $13,250. The new Annual Income Amount will be equal to $14,000.
BENEFITS UNDER THE SPOUSAL LIFETIME FIVE BENEFIT
To the extent that your Account Value was reduced to zero as a result of cumulative withdrawals that are equal to or less than the Annual Income Amount and amounts are still payable under the Spousal Life Income Benefit, we will make an additional payment for that Annuity Year equal to the remaining Annual Income Amount for the Annuity Year, if any. Thus, in that scenario, the remaining Annual Income Amount would be payable even though your Account Value was reduced to zero. In subsequent Annuity Years we make payments that equal the Annual Income Amount as described in this Prospectus. No further purchase payments will be accepted under your Annuity. We will make payments until the first of the Designated Lives to die, and will continue to make payments until the death of the second Designated Life. To the extent that cumulative withdrawals in the current Annuity Year that reduced your Account Value to zero are more than the Annual Income Amount, the Spousal Life Income Benefit terminates and no additional payments will be made.

▪
If annuity payments are to begin under the terms of your Annuity or if you decide to begin receiving annuity payments and there is any Annual Income Amount due in subsequent Annuity Years, you can elect one of the following two options:

(1)	apply your Account Value to any annuity option available; or

(2)
request that, as of the date annuity payments are to begin, we make annuity payments each year equal to the Annual Income Amount. We will make payments until the first of the Designated Lives to die, and will continue to make payments until the death of the second Designated Life.

We must receive your request in a form acceptable to us at our office.

▪
In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments as a joint and survivor or single (as applicable) life fixed annuity with five payments certain using the same basis that is used to calculate the greater of the annuity rates then currently available or the annuity rates guaranteed in your Annuity. The amount that will be applied to provide such annuity payments will be the greater of:

(1)
the present value of future Annual Income Amount payments. Such present value will be calculated using the same basis that is used to calculate the single life fixed annuity rates then currently available or the single life fixed annuity rates guaranteed in your Annuity; and

(2)	the Account Value.

▪
If no withdrawal was ever taken, we will determine an initial Protected Withdrawal Value and calculate an Annual Income Amount as if you made your first withdrawal on the date the annuity payments are to begin.

Other Important Considerations

▪	Withdrawals under the Spousal Lifetime Five benefit are subject to all of the terms and conditions of the Annuity, including any CDSC.

▪
Withdrawals made while the Spousal Lifetime Five benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. The Spousal Lifetime Five benefit does not directly affect the Annuity’s Account Value or Surrender Value, but any withdrawal will decrease the Account Value by the amount of the withdrawal (plus any applicable CDSC). If you surrender your Annuity, you will receive the current Surrender Value, not the Protected Withdrawal Value.

▪
You can make withdrawals from your Annuity while your Account Value is greater than zero without purchasing the Spousal Lifetime Five benefit. The Spousal Lifetime Five benefit provides a guarantee that if your Account Value declines due to Sub-account performance, you will be able to receive your Annual Income Amount in the form of periodic benefit payments.

▪
You should carefully consider when to begin taking withdrawals. If you begin taking withdrawals early, you may maximize the time during which you may take withdrawals due to longer life expectancy, and you will be using an optional benefit for which you are paying a charge. On the other hand, you could limit the value of the benefit if you begin taking withdrawals too soon. For example, withdrawals reduce your Account Value and may limit the potential for increasing your Protected Withdrawal Value. You should discuss with your financial professional when it may be appropriate for you to begin taking withdrawals.

▪	If you are taking your entire Annual Income Amount through the Systematic Withdrawal program, you must take that withdrawal as a gross withdrawal, not a net withdrawal.

▪
In general, you must allocate your Account Value in accordance with the then available investment option(s) that we may prescribe in order to maintain the benefit. If, subsequent to your election of the benefit, we change our requirements for how Account Value must be allocated under the benefit, we will not compel you to re-allocate your Account Value in accordance with our newly-adopted requirements. Subsequent to any change in requirements, transfers of Account Value and allocation of additional purchase payments may be subject to the new investment limitations.

▪
There may be circumstances where you will continue to be charged the full amount for the Spousal Lifetime Five benefit even when the benefit is only providing a guarantee of income based on one life with no survivorship.

▪
In order for the Surviving Designated Life to continue the Spousal Lifetime Five benefit upon the death of an owner, the Designated Life must elect to assume ownership of the Annuity under the spousal continuation option. When the Annuity is owned by a Custodial Account, in order for Spousal Lifetime Five to be continued after the death of the first Designated Life (the Annuitant), the Custodial Account must elect to continue the Annuity and the second Designated Life (the Contingent Annuitant) will be named as the new Annuitant. See “Spousal Designations”, and “Spousal Assumption of Annuity” in this Prospectus.

▪
You will begin paying the charge for this benefit as of the effective date of the benefit, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid if you choose never to take any withdrawals and/or if you never receive any lifetime income payments.

▪
The Basic Death Benefit will terminate if withdrawals taken under the Spousal Lifetime Five benefit cause your Account Value to reduce to zero. Certain optional Death Benefits may terminate if withdrawals taken under the Spousal Lifetime Five benefit cause your Account Value to reduce to zero. (See “Death Benefit” for more information.)

Election of and Designations under the Benefit
We no longer permit elections of Spousal Lifetime Five - whether for those who currently participate in Spousal Lifetime Five or for those who are buying an Annuity for the first time. If you wish, you may cancel the Spousal Lifetime Five benefit. You may then elect any other available living benefit on the Valuation Day after you have cancelled the Spousal Lifetime Five benefit, provided the request is received in good order (subject to state availability and any applicable age requirements). Once the Spousal Lifetime Five benefit is canceled you are not required to re-elect another optional living benefit and any subsequent benefit election may be made on or after the first Valuation Day following the cancellation of the Spousal Lifetime Five benefit provided that the benefit you are looking to elect is available on a post-issue basis. If you cancel the benefit, you lose all guarantees under the benefit, and your guarantee under any new benefit you elect will be based on your Account Value at that time. Any such new benefit may be more expensive.
Spousal Lifetime Five could only be elected based on two Designated Lives. Designated Lives must be natural persons who are each other’s spouses at the time of election of the benefit. Spousal Lifetime Five only could be elected where the Owner, Annuitant, and Beneficiary designations are as follows:

▪
One Annuity Owner, where the Annuitant and the Owner are the same person and the beneficiary is the Owner’s spouse. The Owner/Annuitant and the beneficiary each must be at least 55 years old at the time of election; or

▪
Co-Annuity Owners, where the Owners are each other’s spouses. The beneficiary designation must be the surviving spouse, or the spouses named equally. One of the owners must be the Annuitant. Each Owner must each be at least 55 years old at the time of election; or

▪
One Annuity Owner, where the Owner is a custodial account established to hold retirement assets for the benefit of the Annuitant pursuant to the provisions of Section 408(a) of the Code (or any successor Code section thereto) (“Custodial Account”), the beneficiary is the Custodial Account, and the spouse of the Annuitant is the Contingent Annuitant. Both the Annuitant and the Contingent Annuitant each must be at least 55 years old at the time of election.

We do not permit a change of Owner under this benefit, except as follows:

(a)	if one Owner dies and the surviving spousal Owner assumes the Annuity or

(b)
if the Annuity initially is co-owned, but thereafter the Owner who is not the Annuitant is removed as Owner. We permit changes of beneficiary designations under this benefit. If the Designated Lives divorce, however, the Spousal Lifetime Five benefit may not be divided as part of the divorce settlement or judgment. Nor may the divorcing spouse who retains ownership of the Annuity appoint a new Designated Life upon re-marriage. Our current administrative procedure is to treat the division of an Annuity as a withdrawal from the existing Annuity. The non-owner spouse may then decide whether he or she wishes to use the withdrawn funds to purchase a new Annuity, subject to the rules that are current at the time of purchase.

Termination of the Benefit
The benefit terminates automatically when your Annual Income Amount equals zero. The benefit also terminates upon your surrender of the Annuity, upon the first Designated Life to die if the Annuity is not continued, upon the second Designated Life to die or upon your election to begin receiving annuity payments. You may terminate the benefit at any time by notifying us. Please note that if you terminate a living benefit such as Spousal Lifetime Five and elect a new living benefit, you lose the guarantees that you had accumulated under your existing benefit and we will base any guarantees under the new benefit on your Account Value as of the date the new benefit becomes active. We reserve the right to waive, change and/or further limit the election frequency in the future.
The charge for the Spousal Lifetime Five benefit will no longer be deducted from your Account Value upon termination of the benefit.
Additional Tax Considerations
If you purchase an Annuity as an investment vehicle for “qualified” investments, including an IRA, SEP-IRA, Tax Sheltered Annuity (or 403(b)) or an employer plan under Code Section 401(a), the Required Minimum Distribution rules under the Code provide that you begin receiving periodic amounts from your Annuity beginning after age 70 1/2. For a Tax Sheltered Annuity or a 401(a) plan for which the participant is not a greater than 5 percent owner of the employer, this required beginning date can generally be deferred to retirement, if later. Roth IRAs are not subject to these rules during the Owner’s lifetime. The amount required under the Code may exceed the Annual Income Amount, which will cause us to increase the Annual Income Amount in any Annuity Year that Required Minimum Distributions due from your Annuity are greater than such amounts. Any such payments will reduce your Protected Withdrawal Value.
As indicated, withdrawals made while this Benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. Please see the Tax Considerations section of the prospectus for a detailed discussion of the tax treatment of withdrawals. We do not address each potential tax scenario that could arise with respect to this Benefit here.
HIGHEST DAILY LIFETIME® FIVE INCOME BENEFIT (HD5)
Except for Annuities issued in the state of Florida, effective September 14, 2012, we no longer accept additional purchase payments for Annuities with the Highest Daily Lifetime Five benefit. For Annuities issued in Florida, this restriction does not apply and you may continue to make additional Purchase Payments at this time.
The Highest Daily Lifetime Five benefit is no longer offered for new elections. The income benefit under Highest Daily Lifetime Five is based on a single “designated life” who is at least 55 years old on the date that the benefit was acquired. The Highest Daily Lifetime Five Benefit was not available if you elected any other optional living benefit, although you may elect any optional death benefit. Any DCA program that transfers Account Value from a Fixed Allocation is also not available as Fixed Allocations are not permitted with the benefit. As long as your Highest Daily Lifetime Five Benefit is in effect, you must allocate your Account Value in accordance with the then-permitted and available investment option(s) with this benefit.
The benefit guarantees that until the death of the single designated life the ability to withdraw an annual amount (the “Total Annual Income Amount”) equal to a percentage of an initial principal value (the “Total Protected Withdrawal Value”) regardless of the impact of Sub-account performance on the Account Value, subject to our benefit rules regarding the timing and amount of withdrawals. The benefit may be appropriate if you intend to make periodic withdrawals from your Annuity, and wish to ensure that Sub-account performance will not affect your ability to receive annual payments. You are not required to make withdrawals as part of the benefit – the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the benefit. As discussed below, we require that you participate in our pre-determined mathematical formula in order to participate in Highest Daily Lifetime Five, and in Appendix F to this Prospectus, we set forth the formula under which we make the asset transfers. Withdrawals are taken first from your own Account Value. We are only required to begin making lifetime income payments to you under our guarantee when and if your Account Value is reduced to zero (unless the benefit has terminated).
As discussed below, a key component of Highest Daily Lifetime Five is the Total Protected Withdrawal Value, which is an amount that is distinct from Account Value. Because each of the Total Protected Withdrawal Value and Total Annual Income Amount is determined in a way that is not solely related to Account Value, it is possible for Account Value to fall to zero, even though the Total Annual Income Amount remains. You are guaranteed to be able to withdraw the Total Annual Income Amount for the rest of your life, provided that you have not made “excess withdrawals.” Excess withdrawals, as discussed below, will reduce your Total Annual Income Amount. Thus, you could experience a scenario in which your Account Value was zero, and, due to your excess withdrawals, your Total Annual Income Amount also was reduced to zero. In that scenario, no further amount would be payable under Highest Daily Lifetime Five.
Key Feature – Total Protected Withdrawal Value
The Total Protected Withdrawal Value is used to determine the amount of the annual payments under Highest Daily Lifetime Five. The Total Protected Withdrawal Value is equal to the greater of the Protected Withdrawal Value and any Enhanced Protected Withdrawal Value that may exist. We describe how we determine Enhanced Protected Withdrawal Value, and when we begin to calculate it, below. If you do not meet the conditions described below for obtaining Enhanced Protected Withdrawal Value then Total Protected Withdrawal Value is simply equal to Protected Withdrawal Value.
The Protected Withdrawal Value initially is equal to the Account Value on the date that you elect Highest Daily Lifetime Five. On each Valuation Day thereafter, until the earlier of the first withdrawal or ten years after the date of your election of the benefit, we recalculate the Protected Withdrawal Value. Specifically, on each such Valuation Day (the “Current Valuation Day”), the Protected Withdrawal Value is equal to the greater of:

▪
the Protected Withdrawal Value for the immediately preceding Valuation Day (the “Prior Valuation Day”), appreciated at the daily equivalent of 5% annually during the calendar day(s) between the Prior Valuation Day and the Current Valuation Day (i.e., one day for successive Valuation Days, but more than one calendar day for Valuation Days that are separated by weekends and/or holidays), plus the amount of any Purchase Payment (including any associated credit) made on the Current Valuation Day; and

▪	the Account Value.
If you have not made a withdrawal prior to the tenth anniversary of the date you elected Highest Daily Lifetime Five (which we refer to as the “Tenth Anniversary”), we will continue to calculate a Protected Withdrawal Value. On or after the Tenth Anniversary and up until the date of the first withdrawal, your Protected Withdrawal Value is equal to the greater of the Protected Withdrawal Value on the Tenth Anniversary or your Account Value.
The Enhanced Protected Withdrawal Value is only calculated if you do not take a withdrawal prior to the Tenth Anniversary. Thus, if you do take a withdrawal prior to the Tenth Anniversary, you are not eligible to receive Enhanced Protected Withdrawal Value. If so, then on or after the Tenth Anniversary up until the date of the first withdrawal, the Enhanced Protected Withdrawal Value is equal to the sum of:

(a)	200% of the Account Value on the date you elected Highest Daily Lifetime Five;

(b)	200% of all purchase payments (and any associated Credits) made during the one-year period after the date you elected Highest Daily Lifetime Five; and

(c)	100% of all purchase payments (and any associated Credits) made more than one year after the date you elected Highest Daily Lifetime Five, but prior to the date of your first withdrawal.
We cease these daily calculations of the Protected Withdrawal Value and Enhanced Protected Withdrawal Value (and therefore, the Total Protected Withdrawal Value) when you make your first withdrawal. However, as discussed below, subsequent purchase payments (and any associated Credits) will increase the Total Annual Income Amount, while “excess” withdrawals (as described below) may decrease the Total Annual Income Amount.
Key Feature – Total Annual Income Amount under the Highest Daily Lifetime Five Benefit
The initial Total Annual Income Amount is equal to 5% of the Total Protected Withdrawal Value at the first withdrawal taken after the benefit becomes active and does not reduce in subsequent Annuity Years, as described below. For purposes of the mathematical formula described below, we also calculate a Highest Daily Annual Income Amount, which is initially equal to 5% of the Protected Withdrawal Value.
Under the Highest Daily Lifetime Five benefit, if your cumulative withdrawals in an Annuity Year are less than or equal to the Total Annual Income Amount, they will not reduce your Total Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Total Annual Income Amount on a dollar-for-dollar basis in that Annuity Year. If your cumulative withdrawals are in excess of the Total Annual Income Amount (“Excess Income”), your Total Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Income to the Account Value immediately prior to such withdrawal (see examples of this calculation below). Reductions include the actual amount of the withdrawal, including any CDSC that may apply.
Any Purchase Payment that you make will increase the then-existing Total Annual Income Amount and Highest Daily Annual Income Amount by an amount equal to 5% of the Purchase Payment (including the amount of any associated Credits).
If your Annuity permits additional Purchase Payments, we may limit any additional purchase payment(s) if we determine that as a result of the timing and amounts of your additional purchase payments and withdrawals, the Annual Income Amount is being increased in an unintended fashion. Among the factors we will use in making a determination as to whether an action is designed to increase the Annual Income Amount in an unintended fashion is the relative size of additional purchase payment(s). Subject to state law, we reserve the right to not accept additional purchase payments if we are not then offering this benefit for new elections. We will exercise such reservation of right for all annuity purchasers in the same class in a nondiscriminatory manner. Except for Annuities issued in the state of Florida, effective September 14, 2012, we no longer accept additional purchase payments to Annuities with the Highest Daily Lifetime Five benefit. For Annuities issued in Florida, this restriction does not apply and you may continue to make additional Purchase Payments at this time.
An automatic step-up feature (“Highest Quarterly Auto Step-Up”) is included as part of this benefit. As detailed in this paragraph, the Highest Quarterly Auto Step-Up feature can result in a larger Total Annual Income Amount if your Account Value increases subsequent to your first withdrawal. We begin examining the Account Value for purposes of this feature starting with the anniversary of the Issue Date of the Annuity (the “Annuity Anniversary”) immediately after your first withdrawal under the benefit. Specifically, upon the first such Annuity Anniversary, we identify the Account Value on the Valuation Days corresponding to the end of each quarter that (i) is based on your Annuity Year, rather than a calendar year; (ii) is subsequent to the first withdrawal; and (iii) falls within the immediately preceding Annuity Year. If the end of any such quarter falls on a holiday or a weekend, we use the next Valuation Day. We multiply each of those quarterly Account Values by 5%, adjust each such quarterly value for subsequent withdrawals and purchase payments, and then select the highest of those values. If the highest of those values exceeds the existing Total Annual Income Amount, we replace the existing amount with the new, higher amount. Otherwise, we leave the existing Total Annual Income Amount intact. In later years, (i.e., after the first Annuity Anniversary after the first withdrawal) we determine whether an automatic step-up should occur on each Annuity Anniversary, by performing a similar examination of the Account Values on the end of the four immediately preceding quarters. If, on the date that we implement a Highest Quarterly Auto Step-Up to your Total Annual Income Amount, the charge for Highest Daily Lifetime Five has changed for new purchasers, you may be subject to the new charge at the time of such step-up. Prior to increasing your charge for Highest Daily Lifetime Five upon a step-up, we would notify you, and give you the opportunity to cancel the automatic step-up feature. If you receive notice of a proposed step-up and accompanying fee increase, you should carefully evaluate whether the amount of the step-up justifies the increased fee to which you will be subject.
The Highest Daily Lifetime Five benefit does not affect your ability to make withdrawals under your annuity, or limit your ability to request withdrawals that exceed the Total Annual Income Amount. Under Highest Daily Lifetime Five, if your cumulative withdrawals in an Annuity Year are less than or equal to the Total Annual Income Amount, they will not reduce your Total Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Total Annual Income Amount on a dollar-for-dollar basis in that Annuity Year.
If, cumulatively, you withdraw an amount less than the Total Annual Income Amount in any Annuity Year, you cannot carry-over the unused portion of the Total Annual Income Amount to subsequent Annuity Years.
Examples of dollar-for-dollar and proportional reductions, and the Highest Quarterly Auto Step-Up are set forth below. The values depicted here are purely hypothetical, and do not reflect the charges for the Highest Daily Lifetime Five benefit or any other fees and charges. Assume the following for all three examples:

▪	The Issue Date is December 1, 2006.

▪	The Highest Daily Lifetime Five benefit is elected on March 5, 2007.

Dollar-for-dollar reductions
On May 2, 2007, the Total Protected Withdrawal Value is $120,000, resulting in a Total Annual Income Amount of $6,000 (5% of $120,000). Assuming $2,500 is withdrawn from the Annuity on this date, the remaining Total Annual Income Amount for that Annuity Year (up to and including December 1, 2007) is $3,500. This is the result of a dollar-for-dollar reduction of the Total Annual Income Amount – $6,000 less $2,500 = $3,500.
Proportional reductions
Continuing the previous example, assume an additional withdrawal of $5,000 occurs on August 6, 2007 and the Account Value at the time of this withdrawal is $110,000. The first $3,500 of this withdrawal reduces the Total Annual Income Amount for that Annuity Year to $0. The remaining withdrawal amount – $1,500 – reduces the Total Annual Income Amount in future Annuity Years on a proportional basis based on the ratio of the excess withdrawal to the Account Value immediately prior to the excess withdrawal. (Note that if there were other withdrawals in that Annuity Year, each would result in another proportional reduction to the Total Annual Income Amount).
Here is the calculation:

Account Value before withdrawal	$110,000.00
Less amount of “non” excess withdrawal	$3,500.00
Account Value immediately before excess withdrawal of $1,500	$106,500.00
Excess withdrawal amount	$1,500.00
Divided by Account Value immediately before excess withdrawal	$106,500.00
Ratio	1.41%
Total Annual Income Amount	$6,000.00
Less ratio of 1.41%	$84.51
Total Annual Income Amount for future Annuity Years	$5,915.49
Highest Quarterly Auto Step-Up
On each Annuity Anniversary date, the Total Annual Income Amount is stepped-up if 5% of the highest quarterly value since your first withdrawal (or last Annuity Anniversary in subsequent years), adjusted for withdrawals and additional purchase payments, is higher than the Total Annual Income Amount, adjusted for excess withdrawals and additional purchase payments (plus any Credit with respect to XT6).
Continuing the same example as above, the Total Annual Income Amount for this Annuity Year is $6,000. However, the excess withdrawal on August 6 reduces this amount to $5,915.49 for future years (see above). For the next Annuity Year, the Total Annual Income Amount will be stepped-up if 5% of the highest quarterly Account Value, adjusted for withdrawals, is higher than $5,915.49. Here are the calculations for determining the quarterly values. Only the June 1 value is being adjusted for excess withdrawals as the September 1 and December 1 Valuation Days occur after the excess withdrawal on August 6.

Date*	Account Value	Highest Quarterly Value (adjusted with withdrawal and purchase payments)**	Adjusted Total Annual Income Amount (5% of the highest quarterly value)
June 1, 2007	$118,000.00	$118,000.00	$5,900.00
August 6, 2007	$110,000.00	$112,885.55	$5,644.28
September 1, 2007	$112,000.00	$112,885.55	$5,644.28
December 1, 2007	$119,000.00	$119,000.00	$5,950.00

*
In this example, the Annuity Anniversary date is December 1. The quarterly valuation dates are every three months thereafter – March 1, June 1, September 1, and December 1. In this example, we do not use the March 1 date as the first withdrawal took place after March 1. The Annuity Anniversary Date of December 1 is considered the fourth and final quarterly valuation date for the year.

**
In this example, the first quarterly value after the first withdrawal is $118,000 on June 1, yielding an adjusted Total Annual Income Amount of $5,900.00. This amount is adjusted on August 6 to reflect the $5,000 withdrawal. The calculations for the adjustments are:

■
The Account Value of $118,000 on June 1 is first reduced dollar-for-dollar by $3,500 ($3,500 is the remaining Total Annual Income Amount for the Annuity Year), resulting in an adjusted Account Value of $114,500 before the excess withdrawal.

■
This amount ($114,500) is further reduced by 1.41% (this is the ratio in the above example which is the excess withdrawal divided by the Account Value immediately preceding the excess withdrawal) resulting in a Highest Quarterly Value of $112,885.55.

The adjusted Total Annual Income Amount is carried forward to the next quarterly anniversary date of September 1. At this time, we compare this amount to 5% of the Account Value on September 1. Since the June 1 adjusted Total Annual Income Amount of $5,644.28 is higher than $5,600.00 (5% of $112,000), we continue to carry $5,644.28 forward to the next and final quarterly anniversary date of December 1. The Account Value on December 1 is $119,000 and 5% of this amount is $5,950. Since this is higher than $5,644.28, the adjusted Total Annual Income Amount is reset to $5,950.00.
In this example, 5% of the December 1 value yields the highest amount of $ 5,950.00. Since this amount is higher than the current year’s Total Annual Income Amount of $5,915.49 adjusted for excess withdrawals, the Total Annual Income Amount for the next Annuity Year, starting on December 2, 2007 and continuing through December 1, 2008, will be stepped-up to $5,950.00.

Benefits under the Highest Daily Lifetime Five Benefit

▪
To the extent that your Account Value was reduced to zero as a result of cumulative withdrawals that are equal to or less than the Total Annual Income Amount and amounts are still payable under Highest Daily Lifetime Five, we will make an additional payment, if any, for that Annuity Year equal to the remaining Total Annual Income Amount for the Annuity Year. Thus, in that scenario, the remaining Total Annual Income Amount would be payable even though your Account Value was reduced to zero. In subsequent Annuity Years we make payments that equal the Total Annual Income Amount as described in this section. We will make payments until the death of the single designated life. To the extent that cumulative withdrawals in the current Annuity Year that reduced your Account Value to zero are more than the Total Annual Income Amount, the Highest Daily Lifetime Five benefit terminates, and no additional payments will be made.

▪
If Annuity payments are to begin under the terms of your Annuity, or if you decide to begin receiving Annuity payments and there is a Total Annual Income Amount due in subsequent Annuity Years, you can elect one of the following two options:

(1)	apply your Account Value to any Annuity option available; or

(2)
request that, as of the date Annuity payments are to begin, we make Annuity payments each year equal to the Total Annual Income Amount. We will make payments until the death of the single designated life.

We must receive your request in a form acceptable to us at our office.

▪
In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments in the form of a single life fixed annuity with ten payments certain, by applying the greater of the annuity rates then currently available or the annuity rates guaranteed in your Annuity. The amount that will be applied to provide such Annuity payments will be the greater of:

(1)
the present value of the future Total Annual Income Amount payments. Such present value will be calculated using the greater of the single life fixed annuity rates then currently available or the single life fixed annuity rates guaranteed in your Annuity; and

(2)	the Account Value.

▪	If no withdrawal was ever taken, we will calculate the Total Annual Income Amount as if you made your first withdrawal on the date the annuity payments are to begin.

▪	Please note that if your Annuity has a maximum Annuity Date requirement, payments that we make under this benefit as of that date will be treated as annuity payments.
Other Important Considerations

▪	Withdrawals under the Highest Daily Lifetime Five benefit are subject to all of the terms and conditions of the Annuity, including any CDSC.

▪
Withdrawals made while the Highest Daily Lifetime Five Benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. The Highest Daily Lifetime Five Benefit does not directly affect the Account Value or surrender value, but any withdrawal will decrease the Account Value by the amount of the withdrawal (plus any applicable CDSC). If you surrender your Annuity you will receive the current surrender value.

▪
You can make withdrawals from your Annuity while your Account Value is greater than zero without purchasing the Highest Daily Lifetime Five benefit. The Highest Daily Lifetime Five benefit provides a guarantee that if your Account Value declines due to Sub-account performance, you will be able to receive your Total Annual Income Amount in the form of periodic benefit payments.

▪
You should carefully consider when to begin taking withdrawals. If you begin taking withdrawals early, you may maximize the time during which you may take withdrawals due to longer life expectancy, and you will be using an optional benefit for which you are paying a charge. On the other hand, you could limit the value of the benefit if you begin taking withdrawals too soon. For example, withdrawals reduce your Account Value and may limit the potential for increasing your Protected Withdrawal Value. You should discuss with your financial professional when it may be appropriate for you to begin taking withdrawals.

▪	If you are taking your entire Annual Income Amount through the Systematic Withdrawal program, you must take that withdrawal as a gross withdrawal, not a net withdrawal.

▪
Upon inception of the benefit, and to maintain the benefit, 100% of your Account Value must have been allocated to the Permitted Sub-accounts. However, the mathematical formula component of the benefit as described below may transfer Account Value to the Benefit Fixed Rate Account as of the effective date of the benefit in some circumstances.

▪	You cannot allocate purchase payments or transfer Account Value to or from a Fixed Allocation if you elect this benefit.

▪
Transfers to and from the Sub-accounts and the Benefit Fixed Rate Account triggered by the formula component of the benefit will not count toward the maximum number of free transfers allowable under an Annuity.

▪
In general, you must allocate your Account Value in accordance with the then available investment option(s) that we may prescribe in order to maintain the Highest Daily Lifetime Five benefit. If, subsequent to your election of the benefit, we change our requirements for how Account Value must be allocated under the benefit, we will not compel you to re-allocate your Account Value in accordance with our newly-adopted requirements. Subsequent to any change in requirements, transfers of Account Value and allocation of additional purchase payments may be subject to the new investment limitations.

▪
The charge for Highest Daily Lifetime Five is 0.60% annually, assessed against the daily net assets of the Sub-accounts. This charge is in addition to any other fees under the annuity. You will begin paying the charge for this benefit as of the effective date of the benefit, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid if you choose never to take any withdrawals and/or if you never receive any lifetime income payments. Also, the cost to us of providing the benefit is a factor, among many, that we consider when determining the interest rate credited under the Benefit Fixed Rate Account, and therefore, we credit lower interest rates due to this factor than we otherwise would.

▪
The basic Death Benefit will terminate if withdrawals taken under the Highest Daily Lifetime Five benefit cause your Account Value to reduce to zero. Certain optional Death Benefits may terminate if withdrawals taken under the Highest Daily Lifetime Five benefit cause your Account Value to reduce to zero. (See “Death Benefit” for more information.)

Election of and Designations under the Benefit
Highest Daily Lifetime Five is no longer available for new elections. For Highest Daily Lifetime Five, there must have been either a single Owner who is the same as the Annuitant, or if the Annuity is entity-owned, there must have been a single natural person Annuitant. In either case, the Annuitant must have been at least 55 years old.
Any change of the Annuitant under the Annuity will result in cancellation of Highest Daily Lifetime Five. Similarly, any change of Owner will result in cancellation of Highest Daily Lifetime Five, except if (a) the new Owner has the same taxpayer identification number as the previous owner, (b) ownership is transferred from a custodian or other entity to the Annuitant, or vice versa or (c) ownership is transferred from one entity to another entity that satisfies our administrative ownership guidelines.
We no longer permit elections of Highest Daily Lifetime Five. If you wish, you may cancel the Highest Daily Lifetime Five benefit. You may then elect any other available living benefit on the Valuation Day after you have cancelled the Highest Daily Lifetime Five benefit, provided the request is received in good order (subject to state availability and any applicable age requirements). Upon cancellation of the Highest Daily Lifetime Five benefit, any Account Value allocated to the Benefit Fixed Rate Account used with the formula will be reallocated to the Permitted Sub-Accounts according to your most recent allocation instructions or, in absence of such instructions, pro-rata. Once the Highest Daily Lifetime Five benefit is canceled you are not required to re-elect another optional living benefit and any subsequent benefit election may be made on or after the first Valuation Day following the cancellation of the Highest Daily Lifetime Five benefit provided that the benefit you are looking to elect is available on a post-issue basis. If you cancel the benefit, you lose all guarantees under the benefit, and your guarantee under any new benefit you elect will be based on your Account Value at that time. Any such new benefit may be more expensive.
Termination of the Benefit
You may terminate the benefit at any time by notifying us. If you terminate the benefit, any guarantee provided by the benefit will terminate as of the date the termination is effective, and certain restrictions on re-election will apply as described above. The benefit terminates: (i) upon your termination of the benefit (ii) upon your surrender of the Annuity (iii) upon your election to begin receiving annuity payments (iv) upon the death of the Annuitant (v) if both the Account Value and Total Annual Income Amount equal zero or (vi) if you fail to meet our requirements for issuing the benefit. If you terminate the benefit, you will lose the Protected Withdrawal Value, Annual Income Amount, as well as any Enhanced Protected Withdrawal Value and Return of Principal Guarantees.
Upon termination of Highest Daily Lifetime Five, we cease deducting the charge for the benefit. With regard to your investment allocations, upon termination we will: (i) leave intact amounts that are held in the variable investment options, and (ii) transfer all amounts held in the Benefit Fixed Rate Account (as defined below) to your variable investment options, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e. in the same proportion as the current balances in your variable investment options). Upon termination, we may limit or prohibit investment in the Fixed Allocations.
Return of Principal Guarantee
If you have not made a withdrawal before the Tenth Anniversary, we will increase your Account Value on that Tenth Anniversary (or the next Valuation Day, if that anniversary is not a Valuation Day), if the requirements set forth in this paragraph are met. On the Tenth Anniversary, we add:

a)	your Account Value on the day that you elected Highest Daily Lifetime Five; and

b)	the sum of each Purchase Payment you made (including any Credits with respect to XT6) during the one-year period after you elected the benefit.
If the sum of (a) and (b) is greater than your Account Value on the Tenth Anniversary, we increase your Account Value to equal the sum of (a) and (b), by contributing funds from our general account. If the sum of (a) and (b) is less than or equal to your Account Value on the Tenth Anniversary, we make no such adjustment. The amount that we add to your Account Value under this provision will be allocated to each of our variable investment options and the Benefit Fixed Rate Account (described below), in the same proportion that each such investment option bears to your total Account Value, immediately prior to the application of the amount.
Any such amount will not be considered a Purchase Payment when calculating your Total Protected Withdrawal Value, your death benefit, or the amount of any other or optional benefit that you may have selected, and therefore will have no direct impact on any such values at the time we add this amount. This potential addition to Account Value is available only if you have elected Highest Daily Lifetime Five and if you meet the conditions set forth in this paragraph. Thus, if you take a withdrawal prior to the Tenth Anniversary, you are not eligible to receive the Return of Principal Guarantee.

Mathematical Formula Component of Highest Daily Lifetime Five
As indicated above, we limit the Sub-accounts to which you may allocate Account Value if you have elected Highest Daily Lifetime Five. For purposes of this benefit, we refer to those permitted Sub-accounts as the “Permitted Sub-accounts”. As a requirement of participating in Highest Daily Lifetime Five, we require that you participate in our mathematical formula under which we may transfer Account Value between the Permitted Sub-accounts and a fixed interest rate account that is part of our general account (the “Benefit Fixed Rate Account”). This required formula helps us manage our financial exposure under the benefit, by moving assets to a more stable option (i.e., the Benefit Fixed Rate Account). We determine whether to make a transfer, and the amount of any transfer, under a non-discretionary formula, discussed below. The Benefit Fixed Rate Account is available only with this benefit, and thus you may not allocate purchase payments to or transfer Account Value to or from the Benefit Fixed Rate Account. The interest rate that we pay with respect to the Benefit Fixed Rate Account is reduced by an amount that corresponds generally to the charge that we assess against your variable Sub-accounts for Highest Daily Lifetime Five. The Benefit Fixed Rate Account is not subject to the Investment Company Act of 1940 or the Securities Act of 1933.
Under the formula component of Highest Daily Lifetime Five, we monitor your Account Value daily and, if necessary, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the Benefit Fixed Rate Account. Any transfer would be made in accordance with the formula, which is set forth in the schedule supplement to the endorsement for this benefit (and also appears in Appendix F to this prospectus). Speaking generally, the formula, which we apply each Valuation Day, operates as follows. The formula starts by identifying your Protected Withdrawal Value for that day and then multiplies that figure by 5%, to produce a projected (i.e., hypothetical) Highest Daily Annual Income Amount. Then, using our actuarial tables, we produce an estimate of the total amount we would target in our allocation model, based on the projected Highest Daily Annual Income Amount each year for the rest of your life. In the formula, we refer to that value as the “Target Value” or “L”. If you have already made a withdrawal, your projected Annual Income Amount (and thus your Target Value) would take into account any automatic step-up that was scheduled to occur according to the step-up formula described above. Next, the formula subtracts from the Target Value the amount held within the Benefit Fixed Rate Account on that day, and divides that difference by the amount held within the Permitted Sub-accounts. That ratio, which essentially isolates the amount of your Target Value that is not offset by amounts held within the Benefit Fixed Rate Account, is called the “Target Ratio” or “r”. If the Target Ratio exceeds a certain percentage (currently 83%) it means essentially that too much Target Value is not offset by assets within the Benefit Fixed Rate Account, and therefore we will transfer an amount from your Permitted Sub-accounts to the Benefit Fixed Rate Account. Conversely, if the Target Ratio falls below a certain percentage (currently 77%), then a transfer from the Benefit Fixed Rate Account to the Permitted Sub-accounts would occur. Note that the formula is calculated with reference to the Highest Daily Annual Income Amount, rather than with reference to the Annual Income Amount. If you select the mathematical formula, see the discussion regarding the 90% cap.
As you can glean from the formula, poor investment performance of your Account Value may result in a transfer of a portion of your variable Account Value to the Benefit Fixed Rate Account, because such poor investment performance will tend to increase the Target Ratio. Moreover, “flat” investment returns of your Account Value over a period of time also could result in the transfer of your Account Value to the Benefit Fixed Rate Account. Because the amount allocated to the Benefit Fixed Rate Account and the amount allocated to the Permitted Sub-accounts each is a variable in the formula, the investment performance of each affects whether a transfer occurs for your Annuity. In deciding how much to transfer, we use another formula, which essentially seeks to re-balance amounts held in the Permitted Sub-accounts and the Benefit Fixed Rate Account so that the Target Ratio meets a target, which currently is equal to 80%. Once elected, the ratios we use will be fixed.
While you are not notified when the formula dictates a transfer, you will receive a confirmation statement indicating the transfer of a portion of your Account Value either to or from the Benefit Fixed Rate Account. The formula is designed primarily to mitigate the financial risks that we incur in providing the guarantee under Highest Daily Lifetime Five.
Depending on the results of the formula calculation we may, on any day:

▪	Not make any transfer between the Permitted Sub-accounts and the Benefit Fixed Rate Account; or

▪
If a portion of your Account Value was previously allocated to the Benefit Fixed Rate Account, transfer all or a portion of those amounts to the Permitted Sub-accounts, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e., in the same proportion as the current balances in your variable investment options). Amounts taken out of the Benefit Fixed Rate Account will be withdrawn for this purpose on a last-in, first-out basis (an amount renewed into a new guarantee period under the Benefit Fixed Rate Account will be deemed a new investment for purposes of this last-in, first-out rule); or

▪
Transfer all or a portion of your Account Value in the Permitted Sub-accounts pro-rata to the Benefit Fixed Rate Account. The interest that you earn on such transferred amount will be equal to the annual rate that we have set for that day, and we will credit the daily equivalent of that annual interest until the earlier of one year from the date of the transfer or the date that such amount in the Benefit Fixed Rate Account is transferred back to the Permitted Sub-accounts.

Therefore, at any given time, some, none, or all of your Account Value may be allocated to the Benefit Fixed Rate Account. If your entire Account Value is transferred to the Benefit Fixed Rate Account, then based on the way the formula operates, the formula will not transfer amounts out of the Benefit Fixed Rate Account to the Permitted Sub-accounts and the entire Account Value would remain in the Benefit Rate Fixed Account. If you make additional purchase payments to your Annuity, they will be allocated to the Sub-accounts according to your allocation instructions. Such additional purchase payments may or may not cause the formula to transfer money in or out of the Benefit Fixed Rate Account. Once the purchase payments are allocated to your Annuity, they will also be subject to the formula, which may result in immediate transfers to or from the Benefit Fixed Rate Account, if dictated by the formula. The amounts of any such transfer will vary, as dictated by the formula, and will depend on the factors listed below.

Prior to the first withdrawal, the primary driver of transfers to the Benefit Fixed Rate Account is the difference between your Account Value and your Total Protected Withdrawal Value. If none of your Account Value is allocated to the Benefit Fixed Rate Account, then over time the formula permits an increasing difference between the Account Value and the Total Protected Withdrawal Value before a transfer to the Benefit Fixed Rate Account occurs. Therefore, as time goes on, while none of your Account Value is allocated to the Benefit Fixed Rate Account, the smaller the difference between the Total Protected Withdrawal Value and the Account Value, the more the Account Value can decrease prior to a transfer to the Benefit Fixed Rate Account.
Each market cycle is unique, therefore the performance of your Sub-accounts and the Benefit Fixed Rate Account, and their impact on your Account Value, will differ from market cycle to market cycle producing different transfer activity under the formula. The amount and timing of transfers to and from the Benefit Fixed Rate Account pursuant to the formula depend on various factors unique to your Annuity and are not necessarily directly correlated with the securities markets, bond markets, interest rates or any other market or index. Some of the factors that determine the amount and timing of transfers (as applicable to your Annuity), include:

▪	The difference between your Account Value and your Total Protected Withdrawal Value;

▪	The amount of time Highest Daily Lifetime Five has been in effect on your Annuity;

▪	The amount allocated to and the performance of the Permitted Sub-accounts and the Benefit Fixed Rate Account;

▪	Any additional Purchase Payments you make to your Annuity (while the benefit is in effect); and

▪	Any withdrawals you take from your Annuity (while the benefit is in effect).
Because the amount allocated to the Benefit Fixed Rate Account and the amount allocated to the Permitted Sub-accounts each is a variable in the formula, the investment performance of each affects whether a transfer occurs for your Annuity. The greater the amounts allocated to either the Benefit Fixed Rate Account or to the Permitted Sub-accounts, the greater the impact performance of those investments have on your Account Value and thus the greater the impact on whether (and how much) your Account Value is transferred to or from the Benefit Fixed Rate Account. It is possible, under the formula, that if a significant portion of your Account Value is allocated to the Benefit Fixed Rate Account and it has positive performance, the formula might transfer a portion of your Account Value to the Permitted Sub-accounts, even if the performance of your Permitted Sub-accounts is negative. Conversely, if a significant portion of your Account Value is allocated to the Benefit Fixed Rate Account and it has negative performance, the formula may transfer additional amounts from your Permitted Sub-accounts to the Benefit Fixed Rate Account even if the performance of your Permitted Sub-accounts is positive.
Any Account Value in the Benefit Fixed Rate Account will not participate in the positive or negative investment experience of the Permitted Sub-accounts until it is transferred out of the Benefit Fixed Rate Account.
Additional Tax Considerations
If you purchase an annuity as an investment vehicle for “qualified” investments, including an IRA, SEP-IRA, Tax Sheltered Annuity (or 403(b)) or employer plan under Code Section 401(a), the Required Minimum Distribution rules under the Code provide that you begin receiving periodic amounts from your annuity beginning after age 70  1/2. For a Tax Sheltered Annuity or a 401(a) plan for which the participant is not a greater than 5 percent owner of the employer, this required beginning date can generally be deferred to retirement, if later. Roth IRAs are not subject to these rules during the owner’s lifetime. The amount required under the Code may exceed the Total Annual Income Amount, which will cause us to increase the Total Annual Income Amount in any Annuity Year that Required Minimum Distributions due from your Annuity that are greater than such amounts. Please note that any withdrawal you take prior to the Tenth Anniversary, even if withdrawn to satisfy required minimum distribution rules, will cause you to lose the ability to receive Enhanced Protected Withdrawal Value and an amount under the Return of Principal Guarantee.
As indicated, withdrawals made while this Benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. Please see the Tax Considerations section of the prospectus for a detailed discussion of the tax treatment of withdrawals. We do not address each potential tax scenario that could arise with respect to this Benefit here. However, we do note that if you participate in Highest Daily Lifetime Five through a nonqualified annuity, and your annuity has received Enhanced Protected Withdrawal Value and/or an additional amount under the Return of Principal Guarantee, as with all withdrawals, once all purchase payments are returned under the Annuity, all subsequent withdrawal amounts will be taxed as ordinary income.
Optional 90% Cap Feature for the Formula under Highest Daily Lifetime Five
If you currently own an Annuity and have elected the Highest Daily Lifetime Five Income Benefit, you can elect this feature which utilizes a mathematical formula. The formula is described below and will (if you elect it) replace the “Transfer Calculation” portion of the mathematical formula currently used in connection with your benefit on a prospective basis. There is no cost to adding this feature to your Annuity. This election may only be made once and may not be revoked once elected. This feature is available subject to state approval. The formula is found in Appendix F. Only the election of the 90% cap will prevent all of your Account Value from being allocated to the Benefit Fixed Rate Account. If all of your Account Value is currently allocated to the Benefit Fixed Rate Account, it will not transfer back to the Permitted Sub-accounts unless you elect the 90% cap feature. If you make additional Purchase Payments, they may or may not result in a transfer to or from the Benefit Fixed Rate Account.
Under the formula, the formula will not execute a transfer to the Benefit Fixed Rate Account that results in more than 90% of your Account Value being allocated to the Benefit Fixed Rate Account (“90% cap” or “90% cap rule”). Thus, on any Valuation Day, if the formula would require a transfer into the Benefit Fixed Rate Account that would result in more than 90% of the Account Value being allocated to the Benefit Fixed Rate Account, only the amount that results in exactly 90% of the Account Value being allocated to the Benefit Fixed Rate Account will be transferred. Additionally, future transfers into the Benefit Fixed Rate Account will not be made (regardless of the performance of the Benefit Fixed Rate Account and the Permitted Sub-accounts) at least until there is first a transfer out of the Benefit Fixed Rate Account. Once this transfer occurs out of the Benefit Fixed Rate Account, future amounts may be transferred to or from the Benefit Fixed Rate Account if dictated by the formula (subject to the 90% cap). At no time will the formula make a transfer to the Benefit Fixed Rate Account that results in greater than 90% of your Account Value being allocated to the Benefit Fixed Rate Account. However, it is possible that, due to the investment performance of your allocations in the Benefit Fixed Rate Account and your allocations in the Permitted Sub-accounts you have selected, your Account Value could be more than 90% invested in the Benefit Fixed Rate Account.
If you make additional purchase payments to your Annuity while the 90% cap is in effect, the formula will not transfer any of such additional purchase payments to the Benefit Fixed Rate Account at least until there is first a transfer out of the Benefit Fixed Rate Account, regardless of how much of your Account Value is in the Permitted Sub-accounts. This means that there could be scenarios under which, because of the additional purchase payments you make, less than 90% of your entire Account Value is allocated to the Benefit Fixed Rate Account, and the formula will still not transfer any of your Account Value to the Benefit Fixed Rate Account (at least until there is first a transfer out of the Benefit Fixed Rate Account). For example:

▪
March 19, 2009 – a transfer is made to the Benefit Fixed Rate Account that results in the 90% cap being met and now $90,000 is allocated to the Benefit Fixed Rate Account and $10,000 is allocated to the Permitted Sub-accounts.

▪
March 20, 2009 – you make an additional purchase payment of $10,000. No transfers have been made from the Benefit Fixed Rate Account to the Permitted Sub-accounts since the cap went into effect on March 19, 2009.

▪
As of March 20, 2009 (and at least until first a transfer is made out of the Benefit Fixed Rate Account under the formula) – the $10,000 payment is allocated to the Permitted Sub-accounts and now you have 82% in the Benefit Fixed Rate Account and 18% in the Permitted Sub-accounts (such that $20,000 is allocated to the Permitted Sub-accounts and $90,000 is allocated to the Benefit Fixed Rate Account).

▪
Once there is a transfer out of the Benefit Fixed Rate Account (of any amount), the formula will operate as described above, meaning that the formula could transfer amounts to or from the Benefit Fixed Rate Account if dictated by the formula (subject to the 90% cap).

Under the operation of the formula, the 90% cap may come into existence and may be removed multiple times while you participate in the benefit. We will continue to monitor your Account Value daily and, if dictated by the formula, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the Benefit Fixed Rate Account as dictated by the formula. Once you elect this feature, the transfer formula described above will be the formula for your Annuity.
In the event that more than ninety percent (90%) of your Account Value is allocated to the Benefit Fixed Rate Account and you have elected this feature, up to ten percent (10%) of your Account Value currently allocated to the Benefit Fixed Rate Account will be transferred to your Permitted Sub-accounts, such that after the transfer, 90% of your Account Value on the date of the transfer is in the Benefit Fixed Rate Account. The transfer to the Permitted Sub-accounts will be based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e., in the same proportion as the current balances in your variable investment options). Amounts taken out of the Benefit Fixed Rate Account will be withdrawn for this purpose on a last-in, first-out basis (an amount renewed into a new guarantee period under the Benefit Fixed Rate Account will be deemed a new investment for purposes of this last-in, first-out rule).
Once the 90% cap rule is met, future transfers into the Benefit Fixed Rate Account will not be made (regardless of the performance of the Benefit Fixed Rate Account and the Permitted Sub-accounts) at least until there is a first transfer out of the Benefit Fixed Rate Account. Once this transfer occurs out of the Benefit Fixed Rate Account, future amounts may be transferred to or from the Benefit Fixed Rate Account if dictated by the formula.
Please be aware that after the initial transfer out of the Benefit Fixed Rate Account upon election of the 90% cap, there is no assurance that future transfers out will occur, or the amount of such future transfers, as a result of the election of the 90% cap. These transfers will be determined by the mathematical formula and depend on a number of factors unique to your annuity.
Important Considerations When Electing the Formula:

▪	At any given time, some, most or none of your Account Value may be allocated to the Benefit Fixed Rate Account.

▪	Please be aware that because of the way the 90% cap formula operates, it is possible that more than or less than 90% of your Account Value may be allocated to the Benefit Fixed Rate Account.

▪
Because the charge for Highest Daily Lifetime Five is assessed against the daily net assets of the Sub-accounts, that charge will be assessed against all assets transferred into the Permitted Sub-accounts.

▪
If this feature is elected, any Account Value transferred to the Permitted Sub-accounts is subject to the investment performance of those Sub-accounts. Your Account Value can go up or down depending of the performance of the Permitted Sub-accounts you select.

HIGHEST DAILY LIFETIME® SEVEN INCOME BENEFIT (HD 7)
Effective September 14, 2012, we no longer accept additional Purchase Payments for Annuities with the Highest Daily Lifetime Seven benefit.
Highest Daily Lifetime Seven Income Benefit is no longer available for new elections. The income benefit under Highest Daily Lifetime Seven currently is based on a single “designated life” who is at least 55 years old on the date that the benefit is acquired. The Highest Daily Lifetime Seven Benefit was not available if you elected any other optional living benefit, although you may have elected any optional death benefit other than the Highest Daily Value death benefit or the Plus40 Life Insurance Rider. As long as your Highest Daily Lifetime Seven Benefit is in effect, you must allocate your Account Value in accordance with the then permitted and available investment option(s) with this benefit. For a more detailed description of the permitted investment options, see the Investment options section of this prospectus. We no longer permit new elections of Highest Daily Lifetime Seven.
Highest Daily Lifetime Seven guarantees until the death of the single designated life the ability to withdraw an annual amount (the “Annual Income Amount”) equal to a percentage of an initial principal value (the “Protected Withdrawal Value”) regardless of the impact of Sub-account performance on the Account Value, subject to our benefit rules regarding the timing and amount of withdrawals. The benefit may be appropriate if you intend to make periodic withdrawals from your Annuity, and wish to ensure that Sub-account performance will not affect your ability to receive annual payments. You are not required to make withdrawals as part of the benefit – the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the benefit. As discussed below, we require that you participate in our pre-determined mathematical formula in order to participate in Highest Daily Lifetime Seven, and in Appendix I to this prospectus, we set forth the formula under which we make the asset transfers. Withdrawals are taken first from your own Account Value. We are only required to begin making lifetime income payments to you under our guarantee when and if your Account Value is reduced to zero (unless the benefit has terminated).
As discussed below, a key component of Highest Daily Lifetime Seven is the Protected Withdrawal Value. Because each of the Protected Withdrawal Value and Annual Income Amount is determined in a way that is not solely related to Account Value, it is possible for the Account Value to fall to zero, even though the Annual Income Amount remains. You are guaranteed to be able to withdraw the Annual Income Amount for the rest of your life, provided that you have not made “excess withdrawals.” Excess withdrawals, as discussed below, will reduce your Annual Income Amount. Thus, you could experience a scenario in which your Account Value was zero, and, due to your excess withdrawals, your Annual Income Amount also was reduced to zero. In that scenario, no further amount would be payable under Highest Daily Lifetime Seven.
Key Feature – Protected Withdrawal Value
The Protected Withdrawal Value is used to calculate the initial Annual Income Amount. On the effective date of the benefit, the Protected Withdrawal Value is equal to your Account Value. On each Valuation Day thereafter, until the earlier of the tenth anniversary of benefit election (the “Tenth Anniversary Date”) or the date of the first withdrawal, the Protected Withdrawal Value is equal to the “Periodic Value” described in the next paragraph.
The “Periodic Value” initially is equal to the Account Value on the effective date of the benefit. On each Valuation Day thereafter, until the earlier of the first withdrawal or the Tenth Anniversary Date, we recalculate the Periodic Value. We stop determining the Periodic Value upon the earlier of your first withdrawal after the effective date of the benefit or the Tenth Anniversary Date. On each Valuation Day (the “Current Valuation Day”), the Periodic Value is equal to the greater of:

(1)
the Periodic Value for the immediately preceding business day (the “Prior Valuation Day”) appreciated at the daily equivalent of 7% annually during the calendar day(s) between the Prior Valuation Day and the Current Valuation Day (i.e., one day for successive Valuation Days, but more than one calendar day for Valuation Days that are separated by weekends and/or holidays), plus the amount of any adjusted Purchase Payment made on the Current Valuation Day; and

(2)	the Account Value.
If you make a withdrawal prior to the Tenth Anniversary Date, the Protected Withdrawal Value on the date of the withdrawal is equal to the greatest of:

a)	the Account Value; or

b)	the Periodic Value on the date of the withdrawal.
If you have not made a withdrawal on or before the Tenth Anniversary Date, your Protected Withdrawal Value subsequent to the Tenth Anniversary Date is equal to the greatest of:

(1)	the Account Value; or

(2)	the Periodic Value on the Tenth Anniversary Date, increased for subsequent adjusted purchase payments; or

(3)	the sum of:

(a)	200% of the Account Value on the effective date of the benefit;

(b)	200% of all adjusted purchase payments made within one year after the effective date of the benefit; and

(c)	all adjusted purchase payments made after one year following the effective date of the benefit up to the date of the first withdrawal.
On and after the date of your first withdrawal, your Protected Withdrawal Value is increased by the amount of any subsequent purchase payments, is reduced by withdrawals, including your first withdrawal (as described below), and is increased if you qualify for a step-up (as described below). Irrespective of these calculations, your Protected Withdrawal Value will always be at least equal to your Account Value.
Key Feature – Annual Income Amount under the Highest Daily Lifetime Seven Benefit
The Annual Income Amount is equal to a specified percentage of the Protected Withdrawal Value at the first withdrawal taken after the benefit becomes active and does not reduce in subsequent Annuity Years, as described below. The percentage depends on the age of the Annuitant on the date of the first withdrawal after election of the benefit. The percentages are: 5% for ages 74 and younger, 6% for ages 75-79, 7% for ages 80-84, and 8% for ages 85 and older.
Under the Highest Daily Lifetime Seven benefit, if your cumulative withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year. If your cumulative withdrawals are in excess of the Annual Income Amount (“Excess Income”), your Annual

Income Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Income to the Account Value immediately prior to such withdrawal (see examples of this calculation below). Withdrawals of any amount up to and including the Annual Income Amount will reduce the Protected Withdrawal Value by the amount of the withdrawal. Withdrawals of Excess Income will reduce the Protected Withdrawal Value by the same ratio as the reduction to the Annual Income Amount.
Any Purchase Payment that you make will (i) increase the then-existing Annual Income Amount by an amount equal to a percentage of the Purchase Payment (including the amount of any associated Credits) based on the age of the Annuitant at the time of the first withdrawal (the percentages are: 5% for ages 74 and younger, 6% for ages 75-79, 7% for ages 80-84, and 8% for ages 85 and older) and (ii) increase the Protected Withdrawal Value by the amount of the Purchase Payment (including the amount of any associated Credits).
If your Annuity permits additional purchase payments, we may limit any additional purchase payment(s) if we determine that as a result of the timing and amounts of your additional purchase payments and withdrawals, the Annual Income Amount is being increased in an unintended fashion. Among the factors we will use in making a determination as to whether an action is designed to increase the Annual Income Amount in an unintended fashion is the relative size of additional purchase payment(s). Subject to state law, we reserve the right to not accept additional purchase payments if we are not then offering this benefit for new elections. We will exercise such reservation of right for all annuity purchasers in the same class in a nondiscriminatory manner. Effective September 14, 2012, we no longer accept additional Purchase Payments for Annuities with the Highest Daily Lifetime Seven benefit.
An automatic step-up feature (“Highest Quarterly Auto Step-Up”) is included as part of this benefit. As detailed in this paragraph, the Highest Quarterly Auto Step-Up feature can result in a larger Annual Income Amount if your Account Value increases subsequent to your first withdrawal. We begin examining the Account Value for purposes of the Highest Quarterly Step-Up starting with the anniversary of the Issue Date of the Annuity (the “Annuity Anniversary”) immediately after your first withdrawal under the benefit. Specifically, upon the first such Annuity Anniversary, we identify the Account Value on the Valuation Days corresponding to the end of each quarter that (i) is based on your Annuity Year, rather than a calendar year; (ii) is subsequent to the first withdrawal; and (iii) falls within the immediately preceding Annuity Year. If the end of any such quarter falls on a holiday or a weekend, we use the next Valuation Day. Having identified each of those quarter-end Account Values, we then multiply each such value by a percentage that varies based on the age of the Annuitant on the Annuity Anniversary as of which the step-up would occur. The percentages are 5% for ages 74 and younger, 6% for ages 75-79, 7% for ages 80-84, and 8% for ages 85 and older. Thus, we multiply each quarterly value by the applicable percentage, adjust each such quarterly value for subsequent withdrawals and purchase payments, and then select the highest of those values. If the highest of those values exceeds the existing Annual Income Amount, we replace the existing amount with the new, higher amount. Otherwise, we leave the existing Annual Income Amount intact. In later years, (i.e., after the first Annuity Anniversary after the first withdrawal) we determine whether an automatic step-up should occur on each Annuity Anniversary, by performing a similar examination of the Account Values on the end of the four immediately preceding quarters. At the time that we increase your Annual Income Amount, we also increase your Protected Withdrawal Value to equal the highest quarterly value upon which your step-up was based. If, on the date that we implement a Highest Quarterly Auto Step-Up to your Annual Income Amount, the charge for Highest Daily Lifetime Seven has changed for new purchasers, you may be subject to the new charge at the time of such step-up. Prior to increasing your charge for Highest Daily Lifetime Seven upon a step-up, we would notify you, and give you the opportunity to cancel the automatic step-up feature. If you receive notice of a proposed step-up and accompanying fee increase, you should carefully evaluate whether the amount of the step-up justifies the increased fee to which you will be subject.
The Highest Daily Lifetime Seven benefit does not affect your ability to make withdrawals under your Annuity, or limit your ability to request withdrawals that exceed the Annual Income Amount. Under Highest Daily Lifetime Seven, if your cumulative withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year.
If, cumulatively, you withdraw an amount less than the Annual Income Amount in any Annuity Year, you cannot carry-over the unused portion of the Annual Income Amount to subsequent Annuity Years.
Examples of dollar-for-dollar and proportional reductions, and the Highest Quarterly Auto Step-Up are set forth below. The values depicted here are purely hypothetical, and do not reflect the charges for the Highest Daily Lifetime Seven benefit or any other fees and charges. Assume the following for all three examples:

▪	The Issue Date is December 1, 2007

▪	The Highest Daily Lifetime Seven benefit is elected on March 5, 2008

▪	The Annuitant was 70 years old when he/she elected the Highest Daily Lifetime Seven benefit.
Dollar-for-dollar reductions
On May 2, 2008, the Protected Withdrawal Value is $120,000, resulting in an Annual Income Amount of $6,000 (since the Annuitant is younger than 75 at the time of the 1st withdrawal, the Annual Income Amount is 5% of the Protected Withdrawal Value, in this case 5% of $120,000). Assuming $2,500 is withdrawn from the Annuity on this date, the remaining Annual Income Amount for that Annuity Year (up to and including December 1, 2008) is $3,500. This is the result of a dollar-for-dollar reduction of the Annual Income Amount-$6,000 less $2,500 = $3,500.
Proportional reductions
Continuing the previous example, assume an additional withdrawal of $5,000 occurs on August 6, 2008 and the Account Value at the time of this withdrawal is $110,000. The first $3,500 of this withdrawal reduces the Annual Income Amount for that Annuity Year to $0. The remaining withdrawal amount – $1,500 – reduces the Annual Income Amount in future Annuity Years on a proportional basis based on the ratio of the excess withdrawal to the Account Value immediately prior to the excess withdrawal. (Note that if there were other withdrawals in that Annuity Year, each would result in another proportional reduction to the Annual Income Amount).
Here is the calculation:

Account Value before withdrawal	$110,000.00
Less amount of “non” excess withdrawal	$3,500.00
Account Value immediately before excess withdrawal of $1,500	$106,500.00
Excess withdrawal amount	$1,500.00
Divided by Account Value immediately before excess withdrawal	$106,500.00
Ratio	1.41%
Annual Income Amount	$6,000.00
Less ratio of 1.41%	$84.51
Annual Income Amount for future Annuity Years	$5,915.49
Highest Quarterly Auto Step-Up
On each Annuity Anniversary date, the Annual Income Amount is stepped-up if the appropriate percentage (based on the Annuitant’s age on the Annuity Anniversary) of the highest quarterly value since your first withdrawal (or last Annuity Anniversary in subsequent years), adjusted for withdrawals and additional purchase payments, is higher than the Annual Income Amount, adjusted for excess withdrawals and additional purchase payments (plus any Credits).
Continuing the same example as above, the Annual Income Amount for this Annuity Year is $6,000. However, the excess withdrawal on August 6 reduces this amount to $5,915.49 for future years (see above). For the next Annuity Year, the Annual Income Amount will be stepped-up if 5% (since the youngest Designated Life is younger than 75 on the date of the potential step-up) of the highest quarterly Account Value adjusted for withdrawals, is higher than $5,915.49. Here are the calculations for determining the quarterly values. Only the June 1 value is being adjusted for excess withdrawals as the September 1 and December 1 Valuation Days occur after the excess withdrawal on August 6.

Date*	Account value	Highest Quarterly Value (adjusted with withdrawal and purchase payments)**	Adjusted Annual Income Amount (5% of the Highest Quarterly Value)
June 1, 2008	$118,000.00	$118,000.00	$5,900.00
August 6, 2008	$110,000.00	$112,885.55	$5,644.28
September 1, 2008	$112,000.00	$112,885.55	$5,644.28
December 1, 2008	$119,000.00	$119,000.00	$5,950.00

*
In this example, the Annuity Anniversary date is December 1. The quarterly valuation dates are every three months thereafter – March 1, June 1, September 1, and December 1. In this example, we do not use the March 1 date as the first withdrawal took place after March 1. The Annuity Anniversary Date of December 1 is considered the fourth and final quarterly valuation date for the year.

**
In this example, the first quarterly value after the first withdrawal is $118,000 on June 1, yielding an adjusted Annual Income Amount of $5,900.00. This amount is adjusted on August 6 to reflect the $5,000 withdrawal. The calculations for the adjustments are:

■
The Account Value of $118,000 on June 1 is first reduced dollar-for-dollar by $3,500 ($3,500 is the remaining Annual Income Amount for the Annuity Year), resulting in an adjusted Account Value of $114,500 before the excess withdrawal.

■
This amount ($114,500) is further reduced by 1.41% (this is the ratio in the above example which is the excess withdrawal divided by the Account Value immediately preceding the excess withdrawal) resulting in a Highest Quarterly Value of $112,885.55.

■
The adjusted Annual Income Amount is carried forward to the next quarterly anniversary date of September 1. At this time, we compare this amount to 5% of the Account Value on September 1. Since the June 1 adjusted Annual Income Amount of $5,644.28 is higher than $5,600.00 (5% of $112,000), we continue to carry $5,644.28 forward to the next and final quarterly anniversary date of December 1. The Account Value on December 1 is $119,000 and 5% of this amount is $5,950. Since this is higher than $5,644.28, the adjusted Annual Income Amount is reset to $5,950.00.

In this example, 5% of the December 1 value yields the highest amount of $5,950.00. Since this amount is higher than the current year’s Annual Income Amount of $5,915.49 adjusted for excess withdrawals, the Annual Income Amount for the next Annuity Year, starting on December 2, 2008 and continuing through December 1, 2009, will be stepped-up to $5,950.00.
Benefits Under the Highest Daily Lifetime Seven Benefit

▪
To the extent that your Account Value was reduced to zero as a result of cumulative withdrawals that are equal to or less than the Annual Income Amount or as a result of the fee that we assess for Highest Daily Lifetime Seven, and amounts are still payable under Highest Daily Lifetime Seven, we will make an additional payment, if any, for that Annuity Year equal to the remaining Annual Income Amount for the Annuity Year. Thus, in that scenario, the remaining Annual Income Amount would be payable even though your Account Value was reduced to zero. In subsequent Annuity Years we make payments that equal the Annual Income Amount as described in this section. We will make payments until the death of the single designated life. To the extent that cumulative withdrawals in the current Annuity Year that reduced your Account Value to zero are more than the Annual Income Amount, the Highest Daily Lifetime Seven benefit terminates, and no additional payments will be made. However, if a withdrawal in the latter scenario was taken to meet required minimum distribution requirements under the Annuity, then the benefit will not terminate, and we will continue to pay the Annual Income Amount in the form of a fixed annuity.

▪
If Annuity payments are to begin under the terms of your Annuity, or if you decide to begin receiving Annuity payments and there is a Annual Income Amount due in subsequent Annuity Years, you can elect one of the following two options:

1)	apply your Account Value to any Annuity option available; or

2)	request that, as of the date Annuity payments are to begin, we make Annuity payments each year equal to the Annual Income Amount. We will make payments until the death of the single designated life.
We must receive your request in a form acceptable to us at our office.

▪
In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments in the form of a single life fixed annuity with ten payments certain, by applying the greater of the annuity rates then currently available or the annuity rates guaranteed in your Annuity. The amount that will be applied to provide such Annuity payments will be the greater of:

1)
the present value of the future Annual Income Amount payments. Such present value will be calculated using the greater of the single life fixed annuity rates then currently available or the single life fixed annuity rates guaranteed in your Annuity; and

2)	the Account Value.

▪	If no withdrawal was ever taken, we will calculate the Annual Income Amount as if you made your first withdrawal on the date the annuity payments are to begin.

▪	Please note that payments that we make under this benefit after the Annuity Anniversary coinciding with or next following the annuitant’s 95th birthday will be treated as annuity payments.
Other Important Considerations

▪
Withdrawals under the Highest Daily Lifetime Seven benefit are subject to all of the terms and conditions of the Annuity, including any CDSC that may apply. Note that if your withdrawal of the Annual Income Amount in a given Annuity Year exceeds the applicable free withdrawal amount under the Annuity (but is not considered Excess Income), we will not impose any CDSC on the amount of that withdrawal. However, we may impose a CDSC on the portion of a withdrawal that is deemed Excess Income.

▪
Withdrawals made while the Highest Daily Lifetime Seven Benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. The Highest Daily Lifetime Seven Benefit does not directly affect the Account Value or surrender value, but any withdrawal will decrease the Account Value by the amount of the withdrawal (plus any applicable CDSC). If you surrender your Annuity you will receive the current surrender value.

▪
You can make withdrawals from your Annuity while your Account Value is greater than zero without purchasing the Highest Daily Lifetime Seven benefit. The Highest Daily Lifetime Seven benefit provides a guarantee that if your Account Value declines due to Sub-account performance, you will be able to receive your Annual Income Amount in the form of periodic benefit payments.

▪
You should carefully consider when to begin taking withdrawals. If you begin taking withdrawals early, you may maximize the time during which you may take withdrawals due to longer life expectancy, and you will be using an optional benefit for which you are paying a charge. On the other hand, you could limit the value of the benefit if you begin taking withdrawals too soon. For example, withdrawals reduce your Account Value and may limit the potential for increasing your Protected Withdrawal Value. You should discuss with your financial professional when it may be appropriate for you to begin taking withdrawals.

▪	If you are taking your entire Annual Income Amount through the Systematic Withdrawal program, you must take that withdrawal as a gross withdrawal, not a net withdrawal.

▪	Upon inception of the benefit, and to maintain the benefit, 100% of your Account Value must have been allocated to the permitted Sub-accounts.

▪
You cannot allocate purchase payments or transfer Account Value to or from the AST Investment Grade Bond Portfolio Sub-account (see description below) if you elect this benefit. A summary description of the AST Investment Grade Bond Portfolio appears within the Prospectus section entitled “What Are The Investment Objectives and Policies of The Portfolios?”. You can find a copy of the AST Investment Grade Bond Portfolio prospectus by going to www.prudentialannuities.com.

▪
Transfers to and from the elected Sub-accounts and an AST Investment Grade Bond Portfolio Sub-account triggered by the mathematical formula component of the benefit will not count toward the maximum number of free transfers allowable under an Annuity.

▪
You must allocate your Account Value in accordance with the then available investment option(s) that we may prescribe in order to maintain the Highest Daily Lifetime Seven benefit. If, subsequent to your election of the benefit, we change our requirements for how Account Value must be allocated under the benefit, we will not compel you to re-allocate your Account Value in accordance with our newly adopted requirements. Subject to any change in requirements, transfer of Account Value and allocation of additional purchase payments may be subject to new investment limitations.

▪
The fee for Highest Daily Lifetime Seven is 0.60% annually of the Protected Withdrawal Value. We deduct this fee at the end of each quarter, where each such quarter is part of a year that begins on the effective date of the benefit or an anniversary thereafter. Thus, on each such quarter-end (or the next Valuation Day, if the quarter-end is not a Valuation Day), we deduct 0.15% of the Protected Withdrawal Value at the end of the quarter. We deduct the fee pro rata from each of your Sub-accounts including the AST Investment Grade Bond Portfolio Sub-account. Since this fee is based on the Protected Withdrawal Value the fee for Highest Daily Lifetime Seven may be greater than it would have been, had it been based on the Account Value alone. If the fee to be deducted exceeds the current Account Value, we will reduce the Account Value to zero, and continue the benefit as described above. You will begin paying the charge for this benefit as of the effective date of the benefit, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid if you choose never to take any withdrawals and/or if you never receive any lifetime income payments.

▪
The Basic Death Benefit will terminate if withdrawals taken under the Highest Daily Lifetime Seven benefit cause your Account Value to reduce to zero. Certain optional Death Benefits may terminate if withdrawals taken under the Highest Daily Lifetime Seven benefit cause your Account Value to reduce to zero. (See “Death Benefit” for more information.)

Election of and Designations under the Benefit
We no longer permit new elections of Highest Daily Lifetime Seven.
For Highest Daily Lifetime Seven, there must have been either a single Owner who was the same as the Annuitant, or if the Annuity is entity owned, there must be a single natural person Annuitant. In either case, the Annuitant must have been at least 55 years old. Any change of the Annuitant under the Annuity will result in cancellation of Highest Daily Lifetime Seven. Similarly, any change of Owner will result in cancellation of Highest Daily Lifetime Seven, except if (a) the new Owner has the same taxpayer identification number as the previous owner (b) ownership is transferred from a custodian or other entity to the Annuitant, or vice versa or (c) ownership is transferred from one entity to another entity that satisfies our administrative ownership guidelines.
If you wish, you may cancel any Highest Daily Lifetime Seven benefit. You may then elect any other available living benefit on the Valuation Day after you have cancelled the Highest Daily Lifetime Seven benefit, provided the request is received in good order (subject to state availability and any applicable age requirements). Upon cancellation of any Highest Daily Lifetime Seven benefit, any Account Value allocated to the AST Investment Grade Bond Portfolio Sub-account used with the formula will be reallocated to the Permitted Sub-Accounts according to your most recent allocation instructions or, in absence of such instructions, pro rata. You should be aware that upon termination of Highest Daily Lifetime Seven, you will lose the Protected Withdrawal Value (including the Tenth Anniversary Date Guarantee), Annual Income Amount, and the Return of Principal Guarantee that you had accumulated under the benefit. Thus, the initial guarantees under any newly-elected benefit will be based on your current Account Value at the time you elect a new benefit. Once the Highest Daily Lifetime Seven benefit is canceled you are not required to re-elect another optional living benefit and any subsequent benefit election may be made on or after the first Valuation Day following the cancellation of the Highest Daily Lifetime Seven benefit provided that the benefit you are looking to elect is available on a post-issue basis. If you cancel the benefit, you lose all guarantees under the benefit, and your guarantee under any new benefit you elect will be based on your Account Value at that time. Any such new benefit may be more expensive.
Return of Principal Guarantee
If you have not made a withdrawal before the Tenth Anniversary, we will increase your Account Value on that Tenth Anniversary (or the next Valuation Day, if that anniversary is not a Valuation Day), if the requirements set forth in this paragraph are met. On the Tenth Anniversary, we add:

a)	your Account Value on the day that you elected Highest Daily Lifetime Seven; and

b)	the sum of each Purchase Payment you made (including any Credits) during the one-year period after you elected the benefit.
If the sum of (a) and (b) is greater than your Account Value on the Tenth Anniversary, we increase your Account Value to equal the sum of (a) and (b), by contributing funds from our general account. If the sum of (a) and (b) is less than or equal to your Account Value on the Tenth Anniversary, we make no such adjustment. The amount that we add to your Account Value under this provision will be allocated to each of your variable investment options (including the bond Sub-account used with this benefit), in the same proportion that each such Sub-account bears to your total Account Value, immediately before the application of the amount.
Any such amount will not be considered a Purchase Payment when calculating your Protected Withdrawal Value, your death benefit, or the amount of any optional benefit that you may have selected, and therefore will have no direct impact on any such values at the time we add this amount. This potential addition to Account Value is available only if you have elected Highest Daily Lifetime Seven and if you meet the conditions set forth in this paragraph. Thus, if you take a withdrawal prior to the Tenth Anniversary, you are not eligible to receive the Return of Principal Guarantee.
Termination of the Benefit
You may terminate the benefit at any time by notifying us. If you terminate the benefit, any guarantee provided by the benefit will terminate as of the date the termination is effective, and certain restrictions on re-election will apply as described above. The benefit terminates: (i) upon your termination of the benefit (ii) upon your surrender of the Annuity (iii) upon your election to begin receiving annuity payments (although if you have elected to the Annual Income Amount in the form of Annuity payments, we will continue to pay the Annual Income Amount) (iv) upon the death of the Annuitant (v) if both the Account Value and Annual Income Amount equal zero or (vi) if you cease to meet our requirements for issuing the benefit (see "Election of and Designations under the Benefit").
Upon termination of Highest Daily Lifetime Seven other than upon the death of the Annuitant, we impose any accrued fee for the benefit (i.e., the fee for the pro-rated portion of the year since the fee was last assessed), and thereafter we cease deducting the charge for the benefit. With regard to your investment allocations, upon termination we will: (i) leave intact amounts that are held in the variable investment options, and (ii) transfer all amounts held in the AST Investment Grade Bond Portfolio Sub-account to your variable investment options, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e. in the same proportion as the current balances in your variable investment options).

Mathematical Formula Component of Highest Daily Lifetime Seven
As indicated above, we limit the Sub-accounts to which you may allocate Account Value if you have elected Highest Daily Lifetime Seven. For purposes of the benefit, we refer to those permitted Sub-accounts as the “Permitted Sub-accounts”. As a requirement of participating in Highest Daily Lifetime Seven, we require that you participate in our specialized program, under which we may transfer Account Value between the Permitted Sub-accounts and a specified bond fund within the Advanced Series Trust (the “AST Investment Grade Bond Sub-account”). We determine whether to make a transfer, and the amount of any transfer, under a non-discretionary formula, discussed below. The AST Investment Grade Bond Sub-account is available only with this benefit, and thus you may not allocate purchase payments to the AST Investment Grade Bond Sub-account. Under the formula component of Highest Daily Lifetime Seven, we monitor your Account Value daily and, if dictated by the formula, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the AST Investment Grade Bond Sub-account. Any transfer would be made in accordance with a formula, which is set forth in Appendix I to this prospectus.
Speaking generally, the formula, which we apply each Valuation Day, operates as follows. The formula starts by identifying an income basis for that day and then multiplies that figure by 5%, to produce a projected (i.e., hypothetical) income amount. Note that we use 5% in the formula, irrespective of the Annuitant’s attained age. Then we produce an estimate of the total amount we would target in our allocation model, based on the projected income amount and factors set forth in the formula. In the formula, we refer to that value as the “Target Value” or “L”. If you have already made a withdrawal, your projected income amount (and thus your Target Value) would take into account any automatic step-up, any subsequent purchase payments, and any excess withdrawals. Next, the formula subtracts from the Target Value the amount held within the AST Investment Grade Bond Sub-account on that day, and divides that difference by the amount held within the Permitted Sub-accounts. That ratio, which essentially isolates the amount of your Target Value that is not offset by amounts held within the AST Investment Grade Bond Sub-account, is called the “Target Ratio” or “r”. If the Target Ratio exceeds a certain percentage (currently 83%), it means essentially that too much Target Value is not offset by assets within the AST Investment Grade Bond Sub-account, and therefore we will transfer an amount from your Permitted Sub-accounts to the AST Investment Grade Bond Sub-account. Conversely, if the Target Ratio falls below a certain percentage (currently 77%), then a transfer from the AST Investment Grade Bond Sub-account to the Permitted Sub-accounts would occur.
If you elect the formula (90% Cap Feature), see discussion regarding that feature.
As you can glean from the formula, poor investment performance of your Account Value may result in a transfer of a portion of your variable Account Value to the AST Investment Grade Bond Sub-account because such poor investment performance will tend to increase the Target Ratio. Moreover, “flat” investment returns of your Account Value over a period of time also could result in the transfer of your Account Value from the Permitted Sub-accounts to the AST Investment Grade Bond Sub-account. Because the amount allocated to the AST Investment Grade Bond Sub-account and the amount allocated to the Permitted Sub-accounts each is a variable in the formula, the investment performance of each affects whether a transfer occurs for your Annuity. In deciding how much to transfer, we use another formula, which essentially seeks to re-balance amounts held in the Permitted Sub-accounts and the AST Investment Grade Bond Sub-account so that the Target Ratio meets a target, which currently is equal to 80%. Once you elect Highest Daily Lifetime Seven, the ratios we use will be fixed. For newly-issued Annuities that elect Highest Daily Lifetime Seven and existing Annuities that elect Highest Daily Lifetime Seven, however, we reserve the right, subject to any required regulatory approval, to change the ratios.
While you are not notified when your Annuity reaches a reallocation trigger, you will receive a confirmation statement indicating the transfer of a portion of your Account Value either to or from the AST Investment Grade Bond Sub-account. The formula by which the reallocation triggers operate is designed primarily to mitigate the financial risks that we incur in providing the guarantee under Highest Daily Lifetime Seven.
Depending on the results of the calculation relative to the reallocation triggers, we may, on any day:

▪	Not make any transfer between the Permitted Sub-accounts and the AST Investment Grade Bond Sub-account; or

▪
If a portion of your Account Value was previously allocated to the AST Investment Grade Bond Sub-account, transfer all or a portion of those amounts to the Permitted Sub-accounts, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e., in the same proportion as the current balances in your variable investment options); or

▪	Transfer all or a portion of your Account Value in the Permitted Sub-accounts pro rata to the AST Investment Grade Bond Sub-account.
Therefore, at any given time, some, none, or all of your Account Value may be allocated to the AST Investment Grade Bond Sub-account. If your entire Account Value is transferred to the AST Investment Grade Bond Sub-account, then based on the way the formula operates, the formula will not transfer amounts out of the AST Investment Grade Bond Sub-account to the Permitted Sub-accounts and the entire Account Value would remain in the AST Investment Grade Bond Sub-account. If you make additional purchase payments to your Annuity, they will be allocated to the Sub-accounts according to your allocation instructions. Such additional purchase payments may or may not cause the formula to transfer money in or out of the AST Investment Grade Bond Sub-account. Once the purchase payments are allocated to your Annuity, they will also be subject to the formula, which may result in immediate transfers to or from the AST Investment Grade Bond Sub-accounts, if dictated by the formula. The amounts of any such transfers will vary as dictated by the formula, and will depend on the factors listed below.
Prior to the first withdrawal, the primary driver of transfers to the AST Investment Grade Bond Sub-account is difference between your Account Value and your Protected Withdrawal Value. If none of your Account Value is allocated to the AST Investment Grade Bond Sub-account, then over time the formula permits an increasing difference between the Account Value and the Protected Withdrawal Value before a transfer to the AST Investment Grade Bond Sub-account occurs. Therefore, as time goes on, while none of your Account Value is allocated to the AST Investment Grade Bond Sub-account, the smaller the difference between the Protected Withdrawal Value and the Account Value, the more the Account Value can decrease prior to a transfer to the AST Investment Grade Bond Sub-account.

Each market cycle is unique, therefore the performance of your Sub-accounts, and its impact on your Account Value, will differ from market cycle to market cycle producing different transfer activity under the formula. The amount and timing of transfers to and from the AST Investment Grade Bond Sub-account pursuant to the formula depend on various factors unique to your Annuity and are not necessarily directly correlated with the securities markets, bond markets, interest rates or any other market or index. Some of the factors that determine the amount and timing of transfers (as applicable to your Annuity), include:

▪	The difference between your Account Value and your Protected Withdrawal Value;

▪	The amount of time Highest Daily Lifetime Seven has been in effect on your Annuity;

▪	The amount allocated to and the performance of the Permitted Sub-accounts and the AST Investment Grade Bond Sub-account;

▪	Any additional Purchase Payments you make to your Annuity (while the benefit is in effect); and

▪	Any withdrawals you take from your Annuity (while the benefit is in effect).
Because the amount allocated to the AST Investment Grade Bond Sub-account and the amount allocated to the Permitted Sub-accounts each is a variable in the formula, the investment performance of each affects whether a transfer occurs for your Annuity. The greater the amounts allocated to either the AST Investment Grade Bond Sub-account or to the Permitted Sub-accounts, the greater the impact performance of those investments have on your Account Value and thus the greater the impact on whether (and how much) your Account Value is transferred to or from the AST Investment Grade Bond Sub-account. It is possible, under the formula, that if a significant portion of your Account Value is allocated to the AST Investment Grade Bond Sub-account and that Sub-account has positive performance, the formula might transfer a portion of your Account Value to the Permitted Sub-accounts, even if the performance of your Permitted Sub-accounts is negative. Conversely, if a significant portion of your Account Value is allocated to the AST Investment Grade Bond Sub-account and that Sub-account has negative performance, the formula may transfer additional amounts from your Permitted Sub-accounts to the AST Investment Grade Bond Sub-account even if the performance of your Permitted Sub-accounts is positive.
If you make additional Purchase Payments to your Annuity, they will be allocated in accordance with your Annuity. Once allocated, they will also be subject to the formula described above and therefore may be transferred to the AST Investment Grade Bond Sub-account, if dictated by the formula.
Any Account Value in the AST Investment Grade Bond Sub-account will not participate in the positive or negative investment experience of the Permitted Sub-accounts until it is transferred out of the AST Investment Grade Bond Sub-account.
Additional Tax Considerations
If you purchase an annuity as an investment vehicle for “qualified” investments, including an IRA, SEP-IRA, Tax Sheltered Annuity (or 403(b)) or employer plan under Code Section 401(a), the Required Minimum Distribution rules under the Code provide that you begin receiving periodic amounts from your annuity beginning after age 70 1/2. For a Tax Sheltered Annuity or a 401(a) plan for which the participant is not a greater than five (5) percent owner of the employer, this required beginning date can generally be deferred to retirement, if later. Roth IRAs are not subject to these rules during the owner’s lifetime. The amount required under the Code may exceed the Annual Income Amount, which will cause us to increase the Annual Income Amount in any Annuity Year that Required Minimum Distributions due from your Annuity are greater than such amounts. Please note that any withdrawal you take prior to the Tenth Anniversary, even if withdrawn to satisfy required minimum distribution rules, will cause you to lose the ability to receive the Return of Principal Guarantee and the guaranteed amount described above under “Key Feature – Protected Withdrawal Value”.
As indicated, withdrawals made while this Benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. Please see the Tax Considerations section of the prospectus for a detailed discussion of the tax treatment of withdrawals. We do not address each potential tax scenario that could arise with respect to this Benefit here.
However, we do note that if you participate in Highest Daily Lifetime Seven through a nonqualified annuity, as with all withdrawals, once all purchase payments are returned under the Annuity, all subsequent withdrawal amounts will be taxed as ordinary income.
Highest Daily Lifetime Seven with Beneficiary Income Option
Effective September 14, 2012, we no longer accept additional Purchase Payments for Annuities with the Highest Daily Lifetime Seven with Beneficiary Income Option.
There is an optional death benefit feature under this benefit, the amount of which is linked to your Annual Income Amount. We refer to this optional death benefit as the Beneficiary Income Option or (“BIO”). Highest Daily Lifetime Seven was available without also selecting the Beneficiary Income Option death benefit. We no longer permit elections of the Highest Daily Lifetime Seven with Beneficiary Income Option benefit. If you terminate your Highest Daily Lifetime Seven with BIO benefit to elect any other available living benefit, you will lose the guarantees that you had accumulated under your Highest Daily Lifetime Seven with BIO benefit and will begin new guarantees under the newly elected benefit.
If you have elected this death benefit, you may not elect any other optional benefit. You may have elected the Beneficiary Income Option death benefit so long as the Annuitant is no older than age 75 at the time of election. For purposes of this optional death benefit, we calculate the Annual Income Amount and Protected Withdrawal Value in the same manner that we do under Highest Daily Lifetime Seven itself. Because the fee for this benefit is based on the Protected Withdrawal Value, the fee for Highest Daily Lifetime Seven with the Beneficiary Income Option may be greater than it would have been based on the Account Value alone.
Upon a death that triggers payment of a death benefit under the Annuity, we identify the following amounts: (a) the amount of the basic death benefit under the Annuity (b) the Protected Withdrawal Value and (c) the Annual Income Amount. If there were no withdrawals prior to the date of death, then we calculate the Protected Withdrawal Value for purposes of this death benefit as of the date of death, and we calculate the Annual Income Amount as if there were a withdrawal on the date of death. If there were withdrawals prior to the date of death, then we set the Protected Withdrawal Value and Annual Income Amount for purposes of this death benefit as of the date that we receive due proof of death.
If there is one beneficiary, he/she must choose to receive either the basic death benefit (in a lump sum or other permitted form of distribution) or the Beneficiary Income Option death benefit (in the form of periodic payments of the Annual Income Amount – such payments may be annual or at other intervals that we permit). If there are multiple beneficiaries, each beneficiary is presented with the same choice. Thus, each beneficiary can choose to take his/her portion of either (a) the basic death benefit or (b) the Beneficiary Income Option death benefit. If chosen, for qualified Annuities, the Beneficiary Income Option death benefit payments must begin no later than December 31st of the year following the annuity owner’s date of death. For nonqualified Annuities, the Beneficiary Income Option death benefit payments must begin no later than one year after the owner’s date of death. For nonqualified annuities, if the beneficiary is other than an individual, payment under the Beneficiary Income Option may be limited to a period not exceeding five years from the owner’s date of death. In order to receive the Beneficiary Income Option death benefit, each beneficiary’s share of the death benefit proceeds must be allocated as a percentage of the total death benefit to be paid. We allow a beneficiary who has opted to receive the Annual Income Amount to designate another beneficiary, who would receive any remaining payments upon the former beneficiary’s death. Note also that the final payment, exhausting the Protected Withdrawal Value, may be less than the Annual Income Amount.
Here is an example to illustrate how the death benefit may be paid:

▪
Assume that (i) the basic death benefit is $50,000, the Protected Withdrawal Value is $100,000, and the Annual Income Amount is $5,000; (ii) there are two beneficiaries (the first designated to receive 75% of the death benefit and the second designated to receive 25% of the death benefit); (iii) the first beneficiary chooses to receive his/her portion of the death benefit in the form of the Annual Income Amount, and the second beneficiary chooses to receive his/her portion of the death benefit with reference to the basic death benefit.

▪
Under those assumptions, the first beneficiary will be paid a pro-rated portion of the Annual Income Amount for 20 years (the 20 year payout period is derived from the $5,000 Annual Income Amount, paid each year until it exhausts the entire $100,000 Protected Withdrawal Value).

The pro-rated portion of the Annual Income Amount, equal to $3,750 annually (i.e., the first beneficiary’s 75% share multiplied by $5000), is then paid each year for the 20 year period. Payment of $3,750 for 20 years results in total payments of $75,000 (i.e., the first beneficiary’s 75% share of the $100,000 Protected Withdrawal Value).
The second beneficiary would receive 25% of the basic death benefit amount (or $12,500).
If you elect to terminate Highest Daily Lifetime Seven with Beneficiary Income Option, both Highest Daily Lifetime Seven and that death benefit option will be terminated. You may not terminate the death benefit option without terminating the entire benefit. If you terminate Highest Daily Lifetime Seven with Beneficiary Income Option, your ability to elect other optional living benefits will be affected as indicated in the “Election of and Designations under the Benefit” section, above.
Highest Daily Lifetime Seven with Lifetime Income Accelerator
Effective September 14, 2012, we no longer accept additional Purchase Payments for Annuities with the Highest Daily Lifetime Seven with Lifetime Income Accelerator.
There is another version of Highest Daily Lifetime Seven that we call Highest Daily Lifetime Seven with Lifetime Income Accelerator (“Highest Daily Lifetime Seven with LIA”). We no longer permit new elections of Highest Daily Lifetime Seven with LIA.
If you have elected this benefit, you may not elect any other optional benefit. The income benefit under Highest Daily Lifetime Seven with LIA was based on a single “designated life” who was between the ages of 55 and 75 on the date that the benefit was elected. If you terminate your Highest Daily Lifetime Seven Benefit with LIA to elect any other available living benefit, you will lose the guarantees that you had accumulated under your Highest Daily Lifetime Seven benefit with LIA and will begin the new guarantees under the newly elected benefit based on the account value as of the date the new benefit becomes active.
Highest Daily Lifetime Seven with LIA is not long-term care insurance and should not be purchased as a substitute for long-term care insurance. The income you receive through the Lifetime Income Accelerator may be used for any purpose, and it may or may not be sufficient to address expenses you may incur for long-term care. You should seek professional advice to determine your financial needs for long-term care.
Highest Daily Lifetime Seven with LIA guarantees, until the death of the single designated life, the ability to withdraw an amount equal to double the Annual Income Amount (which we refer to as the “LIA Amount”) if you meet the conditions set forth below. If you had chosen the Highest Daily Lifetime Seven with LIA, the maximum charge is 2.00% of Protected Withdrawal Value (“PWV”) annually. We deduct the current charge (0.95% of PWV) at the end of each quarter, where each such quarter is part of a year that begins on the effective date of the benefit or an anniversary thereafter. Thus, on each such quarter-end (or the next Valuation Day, if the quarter-end is not a Valuation Day), we deduct 0.2375% of the Protected Withdrawal Value at the end of the quarter. We deduct the fee pro rata from each of your Sub-accounts including the AST Investment Grade Bond Portfolio Sub-account. Since this fee is based on the protected withdrawal value, the fee for Highest Daily Lifetime Seven with LIA may be greater than it would have been, had it been based on the Account Value alone. If the fee to be deducted exceeds the current Account Value, we will reduce the Account Value to zero, and continue the benefit as described below.
If this benefit was elected within an Annuity held as a 403 (b) plan, then in addition to meeting the eligibility requirements listed below for the LIA Amount you must separately qualify for distributions from the 403 (b) plan itself.

You could have chosen Highest Daily Lifetime Seven without also electing LIA, however you may not have elected LIA without Highest Daily Lifetime Seven. All terms and conditions of Highest Daily Lifetime Seven apply to this version of the benefit, except as described herein.
Eligibility Requirements for LIA Amount Both a waiting period of 36 months, from the benefit effective date, and an elimination period of 120 days, from the date of notification that one or both of the requirements described immediately below have been met, apply before you can become eligible for the LIA Amount. Assuming the 36 month waiting period has been met and we have received the notification referenced in .the immediately preceding sentence, the LIA amount would be available for withdrawal on the Valuation Day immediately after the 120th day. The waiting period and the elimination period may run concurrently. In addition to satisfying the waiting and elimination period, either or both of the following requirements (“LIA conditions”) must be met. It is not necessary to meet both conditions:

1)
The designated life is confined to a qualified nursing facility. A qualified nursing facility is a facility operated pursuant to law or any state licensed facility providing medically necessary in-patient care which is prescribed by a licensed physician in writing and based on physical limitations which prohibit daily living in a non-institutional setting.

2)	The designated life is unable to perform two or more basic abilities of caring for oneself or “activities of daily living.” We define these basic abilities as:

i.	Eating: Feeding oneself by getting food into the body from a receptacle (such as a plate, cup or table) or by a feeding tube or intravenously.

ii.	Dressing: Putting on and taking off all items of clothing and any necessary braces, fasteners or artificial limbs.

iii.	Bathing: Washing oneself by sponge bath; or in either a tub or shower, including the task of getting into or out of the tub or shower.

iv.	Toileting: Getting to and from the toilet, getting on and off the toilet, and performing associated personal hygiene.

v.	Transferring: Moving into or out of a bed, chair or wheelchair.

vi.
Continence: Maintaining control of bowel or bladder function; or when unable to maintain control of bowel or bladder function, the ability to perform personal hygiene (including caring for catheter or colostomy bag).

You must notify us when the LIA conditions have been met. If, when we receive such notification, there are more than 120 days remaining until the end of the waiting period described above, you will not be eligible for the LIA Amount. If there are 120 days or less remaining until the end of the waiting period when we receive notification that the LIA conditions are met, we will determine eligibility for the LIA Amount through our then current administrative process, which may include, but is not limited to, documentation verifying the LIA conditions and/or an assessment by a third party of our choice. Such assessment may be in person and we will assume any costs associated with the aforementioned assessment. Once eligibility is determined, the LIA Amount is equal to double the Annual Income Amount as described in this prospectus under the Highest Daily Lifetime Seven Benefit.
Additionally, we will reassess your eligibility on an annual basis although your LIA benefit for the year that immediately precedes our reassessment will not be affected if it is determined that you are no longer eligible. Your first reassessment may occur in the same year as your initial assessment. If we determine that you are no longer eligible to receive the LIA Amount, the Annual Income Amount would replace the LIA Amount on the next Annuity Anniversary (the “ineligibility effective date”). However, 1) if you were receiving income through a systematic withdrawal program that was based on your LIA Amount; 2) you subsequently become ineligible to receive your LIA Amount, and 3) we do not receive new withdrawal instructions from you prior to the ineligibility effective date, we will cancel such systematic withdrawal program on the ineligibility effective date. You will be notified of your subsequent ineligibility and the date systematic withdrawal payments will stop before either occur. If any existing systematic withdrawal program is canceled, you must enroll in a new systematic withdrawal program if you wish to receive income on a systematic basis. You may establish a new or make changes to any existing systematic withdrawal program at any time by contacting our Annuity Service Office. All “Excess Income” conditions described above in “Key Feature – Annual Income Amount under the Highest Daily Lifetime Seven Benefit” would apply. There is no limit on the number of times you can become eligible for the LIA Amount, however, each time would require the completion of the 120-day elimination period, notification that the designated life meets the LIA conditions, and determination, through our then current administrative process, that you are eligible for the LIA Amount, each as described above.
You should also keep in mind that, at the time you are experiencing the LIA conditions that would qualify you for the LIA Amount, you may also be experiencing other disabilities that could impede your ability to conduct your affairs. You may wish to consult with a legal advisor to determine whether you should authorize a fiduciary who could notify us if you meet the LIA conditions and apply for the benefit.
LIA Amount at the First Withdrawal. If your first withdrawal subsequent to election of Highest Daily Lifetime Seven with LIA occurs while you are eligible for the LIA Amount, the available LIA Amount is equal to double the Annual Income Amount.
LIA Amount after the First Withdrawal. If you become eligible for the LIA Amount after you have taken your first withdrawal, the available LIA amount for the current and subsequent Annuity Years is equal to double the then current Annual Income Amount, however the available LIA amount in the current Annuity Year is reduced by any withdrawals that have been taken in the current Annuity Year. Cumulative withdrawals in an Annuity Year which are less than or equal to the LIA Amount (when eligible for the LIA amount) will not reduce your LIA Amount in subsequent Annuity Years, but any such withdrawals will reduce the LIA Amount on a dollar-for-dollar basis in that Annuity Year.
Withdrawals in Excess of the LIA Amount. If your cumulative withdrawals in an Annuity Year are in excess of the LIA Amount when you are eligible (“Excess Withdrawal”), your LIA Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the excess portion of the withdrawal to the Account Value immediately prior to the Excess Withdrawal. Reductions include the actual amount of the withdrawal, including any CDSC that may apply. Withdrawals of any amount up to and including the LIA Amount will reduce the Protected Withdrawal Value by the amount of the withdrawal. Excess Withdrawals will reduce the Protected Withdrawal Value by the same ratio as the reduction to the LIA Amount. Any withdrawals that are less than or equal to the LIA amount (when eligible) but in excess of the free withdrawal amount available under this Annuity will not incur a CDSC.

Withdrawals are not required. However, subsequent to the first withdrawal, the LIA Amount is not increased in subsequent Annuity Years if you decide not to take a withdrawal in an Annuity Year or take withdrawals in an Annuity Year that in total are less than the LIA Amount.
Purchase Payments. If you are eligible for the LIA Amount as described under “Eligibility Requirements for LIA Amount” and you make an additional Purchase Payment, we will increase your LIA Amount by double the amount we add to your Annual Income Amount.
Step Ups. If your Annual Income Amount is stepped up, your LIA Amount will be stepped up to equal double the stepped up Annual Income Amount.
Guarantee Payments. If your Account Value is reduced to zero as a result of cumulative withdrawals that are equal to or less than the LIA Amount, or as a result of the fee that we assess for Highest Daily Lifetime Seven with LIA, and there is still a LIA Amount available, we will make an additional payment for that Annuity Year equal to the remaining LIA Amount. Thus, in that scenario, the remaining LIA Amount would be payable even though your Account Value was reduced to zero. In subsequent Annuity Years we make payments that equal the LIA Amount as described in this section. The portion of such payments equal to the Annual Income Amount will be treated as an Annuity Payment for tax purposes. The excess above the Annual Income Amount will be treated as a nonperiodic withdrawal. Please see the Tax Considerations section for more information. We will make payments until the death of the single designated life. Should the designated life no longer qualify for the LIA amount (as described under “Eligibility Requirements for LIA Amount” above), the Annual Income Amount would continue to be available. Subsequent eligibility for the LIA Amount would require the completion of the 120 day elimination period as well as meeting the LIA conditions listed above under “Eligibility Requirements for LIA Amount”. To the extent that cumulative withdrawals in the current Annuity Year that reduce your Account Value to zero are more than the LIA Amount (except in the case of required minimum distributions), Highest Daily Lifetime Seven with LIA terminates, and no additional payments are permitted.
Annuity Options. In addition to the Highest Daily Lifetime Seven Annuity Options described above, after the 10th benefit anniversary you may also request that we make annuity payments each year equal to the Annual Income Amount. In any year that you are eligible for the LIA Amount, we make payments equal to the LIA Amount. The portion of such payments equal to the Annual Income Amount will be treated as an Annuity Payment for tax purposes. The excess above the Annual Income Amount will be treated as a nonperiodic withdrawal. Please see the Tax Considerations section for more information. If you would receive a greater payment by applying your Account Value to receive payments for life under your Annuity, we will pay the greater amount. Prior to the 10th benefit anniversary this option is not available.
We will continue to make payments until the death of the Designated Life. If this option is elected, the Annual Income Amount and LIA Amount will not increase after annuity payments have begun.
If you elected Highest Daily Lifetime Seven with LIA, and never meet the eligibility requirements, you will not receive any additional payments based on the LIA Amount.
Optional 90% Cap Feature for Formula for Highest Daily Lifetime Seven
If you currently own an Annuity and have elected the Highest Daily Lifetime Seven Income Benefit (including Highest Daily Lifetime Seven with Beneficiary Income Option and Highest Daily Lifetime Seven with Lifetime Income Accelerator) or Spousal Highest Daily Lifetime Seven Income Benefit (including Spousal Highest Daily Lifetime Seven with Beneficiary Income Option), you can elect this feature (subject to state approval) which utilizes a mathematical formula. The formula is described below and will replace the “Transfer Calculation” portion of the mathematical formula currently used in connection with your benefit on a prospective basis. There is no cost to adding this feature to your Annuity. This election may only be made once and may not be revoked once elected. The mathematical formula is found in Appendix I. Only the election of the 90% Cap will prevent all of your Account Value from being allocated to the AST Investment Grade Bond Portfolio Sub-account. If all of your Account Value is currently allocated to the AST Investment Grade Bond Portfolio Sub-account, it will not transfer back to the Permitted Sub-accounts unless you elect the 90% Cap feature. If you make additional Purchase Payments, they may or may not result in a transfer to or from the AST Investment Grade Bond Portfolio Sub-account.
Under the formula, the formula will not execute a transfer to the AST Investment Grade Bond Sub-account that results in more than 90% of your Account Value being allocated to the AST Investment Grade Bond Sub-account (“90% cap” or “90% Cap Rule”). Thus, on any Valuation Day, if the formula would require a transfer to the AST Investment Grade Bond Sub-account that would result in more than 90% of the Account Value being allocated to the AST Investment Grade Bond Sub-account, only the amount that results in exactly 90% of the Account Value being allocated to the AST Investment Grade Bond Sub-account will be transferred. Additionally, future transfers into the AST Investment Grade Bond Sub-account will not be made (regardless of the performance of the AST Investment Grade Bond Sub-account and the Permitted Sub-accounts) at least until there is first a transfer out of the AST Investment Grade Bond Sub-account. Once this transfer occurs out of the AST Investment Grade Bond Sub-account, future amounts may be transferred to or from the AST Investment Grade Bond Sub-account if dictated by the formula (subject to the 90% cap). At no time will the formula make a transfer to the AST Investment Grade Bond Sub-account that results in greater than 90% of your Account Value being allocated to the AST Investment Grade Bond Sub-account. However, it is possible that, due to the investment performance of your allocations in the AST Investment Grade Bond Sub-account and your allocations in the Permitted Sub-accounts you have selected, your Account Value could be more than 90% invested in the AST Investment Grade Bond Sub-account.
If you make additional purchase payments to your Annuity while the 90% cap is in effect, the formula will not transfer any of such additional purchase payments to the AST Investment Grade Bond Sub-account at least until there is first a transfer out of the AST Investment Grade Bond Sub-account, regardless of how much of your Account Value is in the Permitted Sub-accounts. This means that there could be scenarios under which, because of the additional purchase payments you make, less than 90% of your entire Account Value is allocated to the AST Investment Grade Bond Sub-account, and the formula will still not transfer any of your Account Value to the AST Investment Grade Bond Sub-account (at least until there is first a transfer out of the AST Investment Grade Bond Sub-account). For example,

▪
March 19, 2009 – a transfer is made that results in the 90% cap being met and now $90,000 is allocated to the AST Investment Grade Bond Sub-account and $10,000 is allocated to the Permitted Sub-accounts.

▪
March 20, 2009 – you make an additional purchase payment of $10,000. No transfers have been made from the AST Investment Grade Bond Sub-account to the Permitted Sub-accounts since the cap went into effect on March 19, 2009.

▪
As of March 20, 2009 (and at least until first a transfer is made out of the AST Investment Grade Bond Sub-account under the formula) – the $10,000 payment is allocated to the Permitted Sub-accounts and now you have 82% in the AST Investment Grade Bond Sub-account and 18% in the Permitted Sub-accounts (such that $20,000 is allocated to the Permitted Sub-accounts and $90,000 is allocated to the AST Investment Grade Bond Sub-account).

▪
Once there is a transfer out of the AST Investment Grade Bond Sub-account (of any amount), the formula will operate as described above, meaning that the formula could transfer amounts to or from the AST Investment Grade Bond Sub-account if dictated by the formula (subject to the 90% cap).

Under the operation of the formula, the 90% cap may come into existence and may be removed multiple times while you participate in the benefit. We will continue to monitor your Account Value daily and, if dictated by the formula, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the AST Investment Grade Bond Sub-account as dictated by the formula. Once you elect this feature, the transfer formula described above and set forth in Appendix I will be the formula for your Annuity.
In the event that more than ninety percent (90%) of your Account Value is allocated to the AST Investment Grade Bond Sub-account and you have elected this feature, up to ten percent (10%) of your Account Value currently allocated to the AST Investment Grade Bond Sub-account will be transferred to your Permitted Sub-accounts, such that after the transfer, 90% of your Account Value on the date of the transfer is in the AST Investment Grade Bond Sub-account. The transfer to the Permitted Sub-accounts will be based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e., in the same proportion as the current balances in your variable investment options). It is possible that additional transfers might occur after this initial transfer if dictated by the formula. The amounts of such additional transfer(s) will vary. If on the date this feature is elected 100% of your Account Value is allocated to the AST Investment Grade Bond Sub-account, a transfer of an amount equal to 10% of your Account Value will be made to your Permitted Sub-accounts. While there are no assurances that future transfers will occur, it is possible that an additional transfer(s) to the Permitted Sub-accounts could occur following the Valuation Day(s), and in some instances (based on the formula) the additional transfer(s) could be large.
Once the 90% cap rule is met, future transfers into the AST Investment Grade Bond Sub-account will not be made (regardless of the performance of the AST Investment Grade Bond Sub-account and the Permitted Sub-accounts) at least until there is first a transfer out of the AST Investment Grade Bond Sub-account. Once this transfer occurs out of the AST Investment Grade Bond Sub-account, future amounts may be transferred to or from the AST Investment Grade Bond Sub-account if dictated by the formula (subject to the 90% cap).
Important Consideration When Electing the Formula

▪	At any given time, some, most or none of your Account Value may be allocated to the AST Investment Grade Bond Sub-account.

▪
Please be aware that because of the way the 90% cap formula operates, it is possible that more than or less than 90% of your Account Value may be allocated to the AST Investment Grade Bond Sub-account.

▪
If this feature is elected, any Account Value transferred to the Permitted Sub-accounts is subject to the investment performance of those Sub-accounts. Your Account Value can go up or down depending of the performance of the Permitted Sub-accounts you select.

SPOUSAL HIGHEST DAILY LIFETIME® SEVEN INCOME BENEFIT (SHD7)
Effective September 14, 2012, we no longer accept additional Purchase Payments for Annuities with the Spousal Highest Daily Lifetime Seven Income benefit.
Spousal Highest Daily Lifetime Seven is the spousal version of Highest Daily Lifetime Seven. We no longer permit new elections of Spousal Highest Daily Lifetime Seven. Spousal Highest Daily Lifetime Seven must have been elected based on two Designated Lives, as described below. Each Designated Life must have been at least 59 1/2 years old when the benefit was elected. Spousal Highest Daily Lifetime Seven was not available if you elected any other optional living benefit or optional death benefit. As long as your Spousal Highest Daily Lifetime Seven Benefit is in effect, you must allocate your Account Value in accordance with the then permitted and available investment option(s) with this benefit. For a more detailed description of permitted investment options, see the Investment Options section of this prospectus.
The benefit that guarantees until the later death of two natural persons who are each other’s spouses at the time of election of the benefit (the “Designated Lives”, and each, a “Designated Life”) the ability to withdraw an annual amount (the “Annual Income Amount”) equal to a percentage of an initial principal value (the “Protected Withdrawal Value”) regardless of the impact of Sub-account performance on the Account Value, subject to our benefit rules regarding the timing and amount of withdrawals. The benefit may be appropriate if you intend to make periodic withdrawals from your Annuity, wish to ensure that Sub-account performance will not affect your ability to receive annual payments, and wish either spouse to be able to continue the Spousal Highest Daily Lifetime Seven benefit after the death of the first spouse. You are not required to make withdrawals as part of the benefit – the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the benefit. As discussed below, we require that you participate in our pre-determined mathematical formula in order to participate in Spousal Highest Daily Lifetime Seven, and in Appendix I to this prospectus, we set forth the formula under which we make the asset transfers. Withdrawals are taken first from your own Account

Value. We are only required to begin making lifetime income payments to you under our guarantee when and if your Account Value is reduced to zero (unless the benefit has terminated).
As discussed below, a key component of Spousal Highest Daily Lifetime Seven is the Protected Withdrawal Value. Because each of the Protected Withdrawal Value and Annual Income Amount is determined in a way that is not solely related to Account Value, it is possible for the Account Value to fall to zero, even though the Annual Income Amount remains. You are guaranteed to be able to withdraw the Annual Income Amount until the death of the second Designated Life, provided that there have not been “excess withdrawals.” Excess withdrawals, as discussed below, will reduce your Annual Income Amount. Thus, you could experience a scenario in which your Account Value was zero, and, due to your excess withdrawals, your Annual Income Amount also was reduced to zero. In that scenario, no further amount would be payable under Spousal Highest Daily Lifetime Seven.
Key Feature – Protected Withdrawal Value
The Protected Withdrawal Value is used to calculate the initial Annual Income Amount. On the effective date of the benefit, the Protected Withdrawal Value is equal to your Account Value. On each Valuation Day thereafter, until the earlier of the tenth anniversary of benefit election (the “Tenth Anniversary Date”) or the date of the first withdrawal, the Protected Withdrawal Value is equal to the “Periodic Value” described in the next paragraph.
The “Periodic Value” initially is equal to the Account Value on the effective date of the benefit. On each Valuation Day thereafter, until the earlier of the first withdrawal or the Tenth Anniversary Date, we recalculate the Periodic Value. We stop determining the Periodic Value upon the earlier of your first withdrawal after the effective date of the benefit or the Tenth Anniversary Date. On each Valuation Day (the “Current Valuation Day”), the Periodic Value is equal to the greater of:

1)
the Periodic Value for the immediately preceding business day (the “Prior Valuation Day”) appreciated at the daily equivalent of 7% annually during the calendar day(s) between the Prior Valuation Day and the Current Valuation Day (i.e., one day for successive Valuation Days, but more than one calendar day for Valuation Days that are separated by weekends and/or holidays), plus the amount of any adjusted Purchase Payment made on the Current Valuation Day; and

2)	the Account Value.
If you make a withdrawal prior to the Tenth Anniversary Date, the Protected Withdrawal Value on the date of the withdrawal is equal to the greatest of:

1)	the Account Value; or

2)	the Periodic Value on the date of the withdrawal.
If you have not made a withdrawal on or before the Tenth Anniversary Date, your Protected Withdrawal Value subsequent to the Tenth Anniversary Date is equal to the greatest of:

1)	the Account Value; or

2)	the Periodic Value on the Tenth Anniversary Date, increased for subsequent adjusted purchase payments; or

3)	the sum of:

(a)	200% of the Account Value on the effective date of the benefit.

(b)	200% of all adjusted purchase payments made within one year after the effective date of the benefit; and

(c)	all adjusted purchase payments made after one year following the effective date of the benefit up to the date of the first withdrawal.
On and after the date of your first withdrawal, your Protected Withdrawal Value is increased by the amount of any subsequent purchase payments, is reduced by withdrawals, including your first withdrawal (as described below), and is increased if you qualify for a step-up (as described below). Irrespective of these calculations, your Protected Withdrawal Value will always be at least equal to your Account Value.
Key Feature – Annual Income Amount under the Spousal Highest Daily Lifetime Seven Benefit
The Annual Income Amount is equal to a specified percentage of the Protected Withdrawal Value at the first withdrawal taken after the benefit becomes active and does not reduce in subsequent Annuity Years, as described below. The percentage depends on the age of the youngest Designated Life on the date of the first withdrawal after election of the benefit. The percentages are: 5% for ages 79 and younger, 6% for ages 80 to 84, 7% for ages 85 to 89, and 8% for ages 90 and older. We use the age of the youngest Designated Life even if that Designated Life is no longer a participant under the Annuity due to death or divorce.
Under the Spousal Highest Daily Lifetime Seven benefit, if your cumulative withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year. If your cumulative withdrawals are in excess of the Annual Income Amount (“Excess Income”), your Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Income to the Account Value immediately prior to such withdrawal (see examples of this calculation below). Withdrawals of any amount up to and including the Annual Income Amount will reduce the Protected Withdrawal Value by the amount of the withdrawal. Withdrawals of Excess Income will reduce the Protected Withdrawal Value by the same ratio as the reduction to the Annual Income Amount.
Any Purchase Payment that you make will (i) increase the then-existing Annual Income Amount by an amount equal to a percentage of the Purchase Payment (including the amount of any associated Credits) based on the age of the Annuitant at the time of the first withdrawal (the percentages are: 5% for ages 79 and younger, 6% for ages 80-84, 7% for ages 85-89, and 8% for ages 90 and older) and (ii) increase the Protected Withdrawal Value by the amount of the Purchase Payment (including the amount of any associated Credits).

If your Annuity permits additional purchase payments, we may limit any additional purchase payment(s) if we determine that as a result of the timing and amounts of your additional purchase payments and withdrawals, the Annual Income Amount is being increased in an unintended fashion. Among the factors we will use in making a determination as to whether an action is designed to increase the Annual Income Amount in an unintended fashion is the relative size of additional purchase payment(s). Subject to state law, we reserve the right to not accept additional purchase payments if we are not then offering this benefit for new elections. We will exercise such reservation of right for all annuity purchasers in the same class in a nondiscriminatory manner. Effective September 14, 2012, we no longer accept additional Purchase Payments for Annuities with the Spousal Highest Daily Lifetime Seven benefit.
An automatic step-up feature (“Highest Quarterly Auto Step-Up”) is included as part of this benefit. As detailed in this paragraph, the Highest Quarterly Auto Step-Up feature can result in a larger Annual Income Amount if your Account Value increases subsequent to your first withdrawal. We begin examining the Account Value for purposes of the Highest Quarterly Step-Up starting with the anniversary of the Issue Date of the Annuity (the “Annuity Anniversary”) immediately after your first withdrawal under the benefit. Specifically, upon the first such Annuity Anniversary, we identify the Account Value on the Valuation Days corresponding to the end of each quarter that (i) is based on your Annuity Year, rather than a calendar year; (ii) is subsequent to the first withdrawal; and (iii) falls within the immediately preceding Annuity Year. If the end of any such quarter falls on a holiday or a weekend, we use the next Valuation Day. Having identified each of those quarter-end Account Values, we then multiply each such value by a percentage that varies based on the age of the youngest Designated Life on the Annuity Anniversary as of which the step-up would occur. The percentages are 5% for ages 79 and younger, 6% for ages 80-84, 7% for ages 85-89, and 8% for ages 90 and older. Thus, we multiply each quarterly value by the applicable percentage, adjust each such quarterly value for subsequent withdrawals and purchase payments, and then select the highest of those values. If the highest of those values exceeds the existing Annual Income Amount, we replace the existing amount with the new, higher amount. Otherwise, we leave the existing Annual Income Amount intact. In later years, (i.e., after the first Annuity Anniversary after the first withdrawal) we determine whether an automatic step-up should occur on each Annuity Anniversary, by performing a similar examination of the Account Values on the end of the four immediately preceding quarters. At the time that we increase your Annual Income Amount, we also increase your Protected Withdrawal Value to equal the highest quarterly value upon which your step-up was based. If, on the date that we implement a Highest Quarterly Auto Step-Up to your Annual Income Amount, the charge for Spousal Highest Daily Lifetime Seven has changed for new purchasers, you may be subject to the new charge at the time of such step-up. Prior to increasing your charge for Spousal Highest Daily Lifetime Seven upon a step-up, we would notify you, and give you the opportunity to cancel the automatic step-up feature. If you receive notice of a proposed step-up and accompanying fee increase, you should carefully evaluate whether the amount of the step-up justifies the increased fee to which you will be subject.
The Spousal Highest Daily Lifetime Seven benefit does not affect your ability to make withdrawals under your annuity, or limit your ability to request withdrawals that exceed the Annual Income Amount. Under Spousal Highest Daily Lifetime Seven, if your cumulative withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year.
If, cumulatively, you withdraw an amount less than the Annual Income Amount in any Annuity Year, you cannot carry-over the unused portion of the Annual Income Amount to subsequent Annuity Years.
Examples of dollar-for-dollar and proportional reductions, and the Highest Quarterly Auto Step-Up are set forth below. The values depicted here are purely hypothetical, and do not reflect the charges for the Spousal Highest Daily Lifetime Seven benefit or any other fees and charges. Assume the following for all three examples:

▪	The Issue Date is December 1, 2007

▪	The Spousal Highest Daily Lifetime Seven benefit is elected on March 5, 2008.

▪	The youngest Designated Life was 70 years old when he/she elected the Spousal Highest Daily Lifetime Seven benefit.
Dollar-for-dollar reductions
On May 2, 2008, the Protected Withdrawal Value is $120,000, resulting in an Annual Income Amount of $6,000 (since the youngest Designated Life is younger than 80 at the time of the 1st withdrawal, the Annual Income Amount is 5% of the Protected Withdrawal Value, in this case 5% of $120,000). Assuming $2,500 is withdrawn from the Annuity on this date, the remaining Annual Income Amount for that Annuity Year (up to and including December 1, 2008) is $3,500. This is the result of a dollar-for-dollar reduction of the Annual Income Amount – $6,000 less $2,500 = $3,500.
Proportional reductions
Continuing the previous example, assume an additional withdrawal of $5,000 occurs on August 6, 2008 and the Account Value at the time of this withdrawal is $110,000. The first $3,500 of this withdrawal reduces the Annual Income Amount for that Annuity Year to $0. The remaining withdrawal amount – $1,500 – reduces the Annual Income Amount in future Annuity Years on a proportional basis based on the ratio of the excess withdrawal to the Account Value immediately prior to the excess withdrawal. (Note that if there were other withdrawals in that Annuity Year, each would result in another proportional reduction to the Annual Income Amount).

Here is the calculation:

Account Value before withdrawal	$110,000.00
Less amount of “non” excess withdrawal	$3,500.00
Account Value immediately before excess withdrawal of $1,500	$106,500.00
Excess withdrawal amount	$1,500.00
Divided by Account Value immediately before excess withdrawal	$106,500.00
Ratio	1.41%
Annual Income Amount	$6,000.00
Less ratio of 1.41%	$84.51
Annual Income Amount for future Annuity Years	$5,915.49
Highest Quarterly Auto Step-Up
On each Annuity Anniversary date, the Annual Income Amount is stepped-up if the appropriate percentage (based on the youngest Designated Life’s age on the Annuity Anniversary) of the highest quarterly value since your first withdrawal (or last Annuity Anniversary in subsequent years), adjusted for withdrawals and additional purchase payments, is higher than the Annual Income Amount, adjusted for excess withdrawals and additional purchase payments (plus any Credits).
Continuing the same example as above, the Annual Income Amount for this Annuity Year is $6,000. However, the excess withdrawal on August 6 reduces this amount to $5,915.49 for future years (see above). For the next Annuity Year, the Annual Income Amount will be stepped-up if 5% (since the youngest Designated Life is younger than 80 on the date of the potential step-up) of the highest quarterly Account Value adjusted for withdrawals, is higher than $5,915.49. Here are the calculations for determining the quarterly values. Only the June 1 value is being adjusted for excess withdrawals as the September 1 and December 1 Valuation Days occur after the excess withdrawal on August 6.

Date*	Account value	Highest Quarterly Value (adjusted with withdrawal and purchase payments)**	Adjusted Annual Income Amount (5% of the Highest Quarterly Value)
June 1, 2008	$118,000.00	$118,000.00	$5,900.00
August 6, 2008	$110,000.00	$112,885.55	$5,644.28
September 1, 2008	$112,000.00	$112,885.55	$5,644.28
December 1, 2008	$119,000.00	$119,000.00	$5,950.00

*
In this example, the Annuity Anniversary date is December 1. The quarterly valuation dates are every three months thereafter – March 1, June 1, September 1, and December 1. In this example, we do not use the March 1 date as the first withdrawal took place after March 1. The Annuity Anniversary Date of December 1 is considered the fourth and final quarterly valuation date for the year.

**
In this example, the first quarterly value after the first withdrawal is $118,000 on June 1, yielding an adjusted Annual Income Amount of $5,900.00. This amount is adjusted on August 6 to reflect the $5,000 withdrawal. The calculations for the adjustments are:

■
The Account Value of $118,000 on June 1 is first reduced dollar-for-dollar by $3,500 ($3,500 is the remaining Total Annual Income Amount for the Annuity Year), resulting in an adjusted Account Value of $114,500 before the excess withdrawal.

■
This amount ($114,500) is further reduced by 1.41% (this is the ratio in the above example which is the excess withdrawal divided by the Account Value immediately preceding the excess withdrawal) resulting in a Highest Quarterly Value of $112,885.55.

The adjusted Annual Income Amount is carried forward to the next quarterly anniversary date of September 1. At this time, we compare this amount to 5% of the Account Value on September 1. Since the June 1 adjusted Annual Income Amount of $5,644.28 is higher than $5,600.00 (5% of $112,000), we continue to carry $5,644.28 forward to the next and final quarterly anniversary date of December 1. The Account Value on December 1 is $119,000 and 5% of this amount is $5,950. Since this is higher than $5,644.28, the adjusted Annual Income Amount is reset to $5,950.00.
In this example, 5% of the December 1 value yields the highest amount of $5,950.00. Since this amount is higher than the current year’s Annual Income Amount of $5,915.49 adjusted for excess withdrawals, the Annual Income Amount for the next Annuity Year, starting on December 2, 2008 and continuing through December 1, 2009, will be stepped-up to $5,950.00.
Benefits Under the Spousal Highest Daily Lifetime Seven Benefit

▪
To the extent that your Account Value was reduced to zero as a result of cumulative withdrawals that are equal to or less than the Annual Income Amount or as a result of the fee that we assess for Spousal Highest Daily Lifetime Seven, and amounts are still payable under Spousal Highest Daily Lifetime Seven, we will make an additional payment, if any, for that Annuity Year equal to the remaining Annual Income Amount for the Annuity Year. Thus, in that scenario, the remaining Annual Income Amount would be payable even though your Account Value was reduced to zero. In subsequent Annuity Years we make payments that equal the Annual Income Amount as described in this section. We will make payments until the death of the first of the Designated Lives to die, and will continue to make payments until the death of the second Designated Life. To the extent that cumulative withdrawals in the current Annuity Year that reduced your Account Value to zero are more than the Annual Income Amount, the Spousal Highest Daily Lifetime Seven benefit terminates, and no additional payments will be made. However, if a withdrawal in the latter scenario was taken to meet required minimum distribution requirements under the Annuity, then the benefit will not terminate, and we will continue to pay the Annual Income Amount in the form of a fixed annuity.

▪
If Annuity payments are to begin under the terms of your Annuity, or if you decide to begin receiving Annuity payments and there is a Annual Income Amount due in subsequent Annuity Years, you can elect one of the following two options:

1)	apply your Account Value to any Annuity option available; or

2)
request that, as of the date Annuity payments are to begin, we make Annuity payments each year equal to the Annual Income Amount. We will make payments until the first of the Designated Lives to die, and will continue to make payments until the death of the second Designated Life. If, due to death of a Designated Life or divorce prior to annuitization, only a single Designated Life remains, then Annuity payments will be made as a life annuity for the lifetime of the Designated Life.

We must receive your request in a form acceptable to us at our office.
In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments as a joint and survivor or single (as applicable) life fixed annuity with ten payments certain, by applying the greater of the annuity rates then currently available or the annuity rates guaranteed in your Annuity. The amount that will be applied to provide such Annuity payments will be the greater of:

1)
the present value of the future Annual Income Amount payments. Such present value will be calculated using the greater of the joint and survivor or single (as applicable) life fixed annuity rates then currently available or the joint and survivor or single (as applicable) life fixed annuity rates guaranteed in your Annuity; and

2)	the Account Value.

▪	If no withdrawal was ever taken, we will calculate the Annual Income Amount as if you made your first withdrawal on the date the annuity payments are to begin.

▪
Please note that payments that we make under this benefit after the Annuity Anniversary coinciding with or next following the older of the owner or Annuitant’s 95th birthday, will be treated as annuity payments.

Other Important Considerations

▪
Withdrawals under the Spousal Highest Daily Lifetime Seven benefit are subject to all of the terms and conditions of the Annuity, including any CDSC that may apply. Note that if your withdrawal of the Annual Income Amount in a given Annuity Year exceeds the applicable free withdrawal amount under the Annuity (but is not considered Excess Income), we will not impose any CDSC on the amount of that withdrawal. However, we may impose a CDSC on the portion of a withdrawal that is deemed Excess Income.

▪
Withdrawals made while the Spousal Highest Daily Lifetime Seven Benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. The Spousal Highest Daily Lifetime Seven Benefit does not directly affect the Account Value or surrender value, but any withdrawal will decrease the Account Value by the amount of the withdrawal (plus any applicable CDSC). If you surrender your Annuity you will receive the current surrender value.

▪
You can make withdrawals from your Annuity while your Account Value is greater than zero without purchasing the Spousal Highest Daily Lifetime Seven benefit. The Spousal Highest Daily Lifetime Seven benefit provides a guarantee that if your Account Value declines due to Sub-account performance, you will be able to receive your Annual Income Amount in the form of periodic benefit payments.

▪
You should carefully consider when to begin taking withdrawals. If you begin taking withdrawals early, you may maximize the time during which you may take withdrawals due to longer life expectancy, and you will be using an optional benefit for which you are paying a charge. On the other hand, you could limit the value of the benefit if you begin taking withdrawals too soon. For example, withdrawals reduce your Account Value and may limit the potential for increasing your Protected Withdrawal Value. You should discuss with your financial professional when it may be appropriate for you to begin taking withdrawals.

▪	If you are taking your entire Annual Income Amount through the Systematic Withdrawal program, you must take that withdrawal as a gross withdrawal, not a net withdrawal.

▪	Upon inception of the benefit, and to maintain the benefit, 100% of your Account Value must have been allocated to the permitted Sub-accounts.

▪
You cannot allocate purchase payments or transfer Account Value to or from the AST Investment Grade Bond Portfolio Sub-account (as described below) if you elect this benefit. A summary description of the AST Investment Grade Bond Portfolio appears within the prospectus section entitled “What Are The Investment Objectives and Policies of The Portfolios?”. You can find a copy of the AST Investment Grade Bond Portfolio prospectus by going to www.prudentialannuities.com.

▪
Transfers to and from the elected Sub-accounts and the AST Investment Grade Bond Portfolio Sub-account triggered by the mathematical formula component of the benefit will not count toward the maximum number of free transfers allowable under an Annuity.

▪
You must allocate your Account Value in accordance with the then available investment option(s) that we may prescribe in order to maintain the Spousal Highest Daily Lifetime Seven benefit. If, subsequent to your election of the benefit, we change our requirements for how Account Value must be allocated under the benefit, we will not compel you to re-allocate your Account Value in accordance with our newly adopted requirements. Subject to any change in requirements, transfers of Account Value and allocation of Additional purchase payments may be subject to new investment limitations.

▪
The fee for Spousal Highest Daily Lifetime Seven is 0.75% annually of the Protected Withdrawal Value. We deduct this fee at the end of each quarter, where each such quarter is part of a year that begins on the effective date of the benefit or an anniversary thereafter. Thus, on each such quarter-end (or the next Valuation Day, if the quarter-end is not a Valuation Day), we deduct 0.1875% of the Protected Withdrawal Value at the end of the quarter. We deduct the fee pro rata from each of your Sub-accounts including the AST Investment Grade Bond Sub-account. Since this fee is based on the Protected Withdrawal Value, the fee for Spousal Highest Daily Lifetime Seven may be greater than it would have been, had it been based on the Account Value alone. If the fee to be deducted exceeds the current Account Value, we will reduce the Account Value to zero, and continue the benefit as described above. You will begin paying the charge for this benefit as of the effective date of the benefit, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid if you choose never to take any withdrawals and/or if you never receive any lifetime income payments.

▪
The Basic Death Benefit will terminate if withdrawals taken under the Spousal Highest Daily Lifetime Seven benefit cause your Account Value to reduce to zero. Certain optional Death Benefits may terminate if withdrawals taken under the Spousal Highest Daily Lifetime Seven benefit cause your Account Value to reduce to zero. (See “Death Benefit” for more information.)

Election of and Designations under the Benefit
We no longer permit new elections of Spousal Highest Daily Lifetime Seven. Elections of Spousal Highest Daily Lifetime Seven must have been based on two Designated Lives. Designated Lives must be natural persons who are each other’s spouses at the time of election of the benefit. Spousal Highest Daily Lifetime Seven could only be elected where the Owner, Annuitant, and Beneficiary designations are as follows:

▪
One Annuity Owner, where the Annuitant and the Owner are the same person and the beneficiary is the Owner’s spouse. The Owner/Annuitant and the beneficiary each must be at least 59  1/2 years old at the time of election; or

▪
Co-Annuity Owners, where the Owners are each other’s spouses. The beneficiary designation must be the surviving spouse, or the spouses named equally. One of the owners must be the Annuitant. Each Owner must each be at least 59 1/2 years old at the time of election; or

▪
One Annuity Owner, where the Owner is a custodial account established to hold retirement assets for the benefit of the Annuitant pursuant to the provisions of Section 408(a) of the Code (or any successor Code section thereto) (“Custodial Account”), the beneficiary is the Custodial Account, and the spouse of the Annuitant is the Contingent Annuitant. Both the Annuitant and the Contingent Annuitant each must be at least 59  1/2 years old at the time of election.

We do not permit a change of Owner under this benefit, except as follows:

a)	if one Owner dies and the surviving spousal Owner assumes the Annuity or

b)
if the Annuity initially is co-owned, but thereafter the Owner who is not the Annuitant is removed as Owner. We permit changes of beneficiary designations under this benefit. If the Designated Lives divorce, however, the Spousal Highest Daily Lifetime Seven benefit may not be divided as part of the divorce settlement or judgment. Nor may the divorcing spouse who retains ownership of the Annuity appoint a new Designated Life upon re-marriage. Our current administrative procedure is to treat the division of an Annuity as a withdrawal from the existing Annuity. The non-owner spouse may then decide whether he or she wishes to use the withdrawn funds to purchase a new Annuity, subject to the rules that are current at the time of purchase.

If you wish, you may cancel any Spousal Highest Daily Lifetime Seven benefit. You may then elect any other available living benefit on any Valuation Day after you have cancelled the Spousal Highest Daily Lifetime Seven benefit, provided the request is received in good order (subject to state availability and any applicable age requirements). Upon cancellation of any Spousal Highest Daily Lifetime Seven benefit, any Account Value allocated to the AST Investment Grade Bond Portfolio Sub-account used with the formula will be reallocated to the Permitted Sub-Accounts according to your most recent allocation instruction or in absence of such instruction, pro-rata. You should be aware that upon termination of Spousal Highest Daily Lifetime Seven, you will lose the Protected Withdrawal Value (including the Tenth Anniversary Date Guarantee), Annual Income Amount, and the Return of Principal Guarantee that you had accumulated under the benefit. Thus, the initial guarantees under any newly-elected benefit will be based on your current Account Value. Once the Spousal Highest Daily Lifetime Seven benefit is cancelled you are not required to re-elect another optional living benefit and any subsequent benefit election may be made on or after the first Valuation Day following the cancellation of the Spousal Highest Daily Lifetime Seven benefit provided that the benefit you are looking to elect is available on a post-issue basis. Any such new benefit may be more expensive.
Return of Principal Guarantee
If you have not made a withdrawal before the Tenth Anniversary, we will increase your Account Value on that Tenth Anniversary (or the next Valuation Day, if that anniversary is not a Valuation Day), if the requirements set forth in this paragraph are met. On the Tenth Anniversary, we add:

a)	your Account Value on the day that you elected Spousal Highest Daily Lifetime Seven; and

b)	the sum of each Purchase Payment you made (including any Credits) during the one-year period after you elected the benefit.
If the sum of (a) and (b) is greater than your Account Value on the Tenth Anniversary, we increase your Account Value to equal the sum of (a) and (b), by contributing funds from our general account. If the sum of (a) and (b) is less than or equal to your Account Value on the Tenth Anniversary, we make no such adjustment. The amount that we add to your Account Value under this provision will be allocated to each of your variable investment options (including the bond Sub-account used with this benefit), in the same proportion that each such Sub-account bears to your total Account Value, immediately before the application of the amount. Any such amount will not be considered a Purchase Payment when calculating your Protected Withdrawal Value, your death benefit, or the amount of any optional benefit that you may have selected, and therefore will have no direct impact on any such values at the time we add this amount. This potential addition to Account Value is available only if you have elected Spousal Highest Daily Lifetime Seven and if you meet the conditions set forth in this paragraph. Thus, if you take a withdrawal prior to the Tenth Anniversary, you are not eligible to receive the Return of Principal Guarantee.

Termination of the Benefit
You may terminate the benefit at any time by notifying us. If you terminate the benefit, any guarantee provided by the benefit will terminate as of the date the termination is effective, and certain restrictions on re-election will apply as described above. The benefit terminates: (i) if upon the death of the first Designated Life, the surviving Designated Life opts to take the death benefit under the Annuity (thus, the benefit does not terminate solely because of the death of the first Designated Life) (ii) upon the death of the second
Designated Life, (iii) upon your termination of the benefit (although if you have elected to take annuity payments in the form of the Annual Income Amount, we will continue to pay the Annual Income Amount) (iv) upon your surrender of the Annuity (v) upon your election to begin receiving annuity payments (vi) if both the Account Value and Annual Income Amount equal zero or (vii) if you cease to meet our requirements for issuing the benefit (see Election of and Designations under the Benefit).
Upon termination of Spousal Highest Daily Lifetime Seven other than upon death of a Designated Life, we impose any accrued fee for the benefit (i.e., the fee for the pro-rated portion of the year since the fee was last assessed), and thereafter we cease deducting the charge for the benefit. With regard to your investment allocations, upon termination we will: (i) leave intact amounts that are held in the variable investment options, and (ii) transfer all amounts held in the AST Investment Grade Bond Portfolio Sub-account (as defined below) to your variable investment options, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e. in the same proportion as the current balances in your variable investment options).
Mathematical Formula Component of Spousal Highest Daily Lifetime Seven
As indicated above, we limit the Sub-accounts to which you may allocate Account Value if you have elected Spousal Highest Daily Lifetime Seven. For purposes of the benefit, we refer to those permitted Sub-accounts as the “Permitted Sub-accounts”. As a requirement of participating in Spousal Highest Daily Lifetime Seven, we require that you participate in our specialized program, under which we may transfer Account Value between the Permitted Sub-accounts and a specified bond fund within the Advanced Series Trust (the “AST Investment Grade Bond Sub-account”). We determine whether to make a transfer, and the amount of any transfer, under a non-discretionary formula, discussed below. The AST Investment Grade Bond Sub-account is available only with this benefit, and thus you may not allocate purchase payments to the AST Investment Grade Bond Sub-account. Under the formula component of Spousal Highest Daily Lifetime Seven, we monitor your Account Value daily and, if dictated by the formula, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the AST Investment Grade Bond Sub-account. Any transfer would be made in accordance with a formula, which is set forth in Appendix I to this prospectus.
Speaking generally, the formula, which we apply each Valuation Day, operates as follows. The formula starts by identifying an income basis for that day and then multiplies that figure by 5%, to produce a projected (i.e., hypothetical) income amount. Note that we use 5% in the formula, irrespective of the Annuitant’s attained age. Then we produce an estimate of the total amount we would target in our allocation model, based on the projected income amount and factors set forth in the formula. In the formula, we refer to that value as the “Target Value” or “L”. If you have already made a withdrawal, your projected income amount (and thus your Target Value) would take into account any automatic step-up, any subsequent purchase payments, and any excess withdrawals. Next, the formula subtracts from the Target Value the amount held within the AST Investment Grade Bond Sub-account on that day, and divides that difference by the amount held within the Permitted Sub-accounts. That ratio, which essentially isolates the amount of your Target Value that is not offset by amounts held within the AST Investment Grade Bond Sub-account, is called the “Target Ratio” or “r”. If the Target Ratio exceeds a certain percentage (currently 83%), it means essentially that too much Target Value is not offset by assets within the AST Investment Grade Bond Sub-account, and therefore we will transfer an amount from your Permitted Sub-accounts to the AST Investment Grade Bond Sub-account. Conversely, if the Target Ratio falls below a certain percentage (currently 77%), then a transfer from the AST Investment Grade Bond Sub-account to the Permitted Sub-accounts would occur.
If you elect the formula (90% Cap Feature), see discussion regarding that feature.
As you can glean from the formula, poor investment performance of your Account Value may result in a transfer of a portion of your variable Account Value to the AST Investment Grade Bond Sub-account because such poor investment performance will tend to increase the Target Ratio. Moreover, “flat” investment returns of your Account Value over a period of time also could result in the transfer of your Account Value from the Permitted Sub-accounts to the AST Investment Grade Bond Sub-account. Because the amount allocated to the AST Investment Grade Bond Sub-account and the amount allocated to the Permitted Sub-accounts each is a variable in the formula, the investment performance of each affects whether a transfer occurs for your Annuity. In deciding how much to transfer, we use another formula, which essentially seeks to re-balance amounts held in the Permitted Sub-accounts and the AST Investment Grade Bond Sub-account so that the Target Ratio meets a target, which currently is equal to 80%. Once you elect Spousal Highest Daily Lifetime Seven, the ratios we use will be fixed. For newly-issued Annuities that elect Spousal Highest Daily Lifetime Seven and existing Annuities that elect Spousal Highest Daily Lifetime Seven, however, we reserve the right, subject to any required regulatory approval, to change the ratios.
While you are not notified when your Annuity reaches a reallocation trigger, you will receive a confirmation statement indicating the transfer of a portion of your Account Value either to or from the AST Investment Grade Bond Sub-account. The formula by which the reallocation triggers operate is designed primarily to mitigate the financial risks that we incur in providing the guarantee under Spousal Highest Daily Lifetime Seven.
Depending on the results of the calculation relative to the reallocation triggers, we may, on any day:

▪	Not make any transfer between the Permitted Sub-accounts and the AST Investment Grade Bond Sub-account; or

▪
If a portion of your Account Value was previously allocated to the AST Investment Grade Bond Sub-account, transfer all or a portion of those amounts to the Permitted Sub-accounts, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e., in the same proportion as the current balances in your variable investment options); or

▪	Transfer all or a portion of your Account Value in the Permitted Sub-accounts pro rata to the AST Investment Grade Bond Sub-account.
Therefore, at any given time, some, none, or all of your Account Value may be allocated to the AST Investment Grade Bond Sub-account. If your entire Account Value is transferred to the AST Investment Grade Bond Sub-account, then based on the way the formula operates, the formula will not transfer amounts out of the AST Investment Grade Bond Sub-account to the Permitted Sub-accounts and the entire Account Value would remain in the AST Investment Grade Bond Sub-account. If you make additional purchase payments to your Annuity, they will be allocated to the Sub-accounts according to your allocation instructions. Such additional purchase payments may or may not cause the formula to transfer money in or out of the AST Investment Grade Bond Sub-account. Once the purchase payments are allocated to your Annuity, they will also be subject to the formula, which may result in immediate transfers to or from the AST Investment Grade Bond Sub-accounts, if dictated by the formula. The amounts of any such transfers will vary as dictated by the formula, and will depend on the factors listed below.
Prior to the first withdrawal, the primary driver of transfers to the AST Investment Grade Bond Sub-account is difference between your Account Value and your Protected Withdrawal Value. If none of your Account Value is allocated to the AST Investment Grade Bond Sub-account, then over time the formula permits an increasing difference between the Account Value and the Protected Withdrawal Value before a transfer to the AST Investment Grade Bond Sub-account occurs. Therefore, as time goes on, while none of your Account Value is allocated to the AST Investment Grade Bond Sub-account, the smaller the difference between the Protected Withdrawal Value and the Account Value, the more the Account Value can decrease prior to a transfer to the AST Investment Grade Bond Sub-account.
Each market cycle is unique, therefore the performance of your Sub-accounts, and its impact on your Account Value, will differ from market cycle to market cycle producing different transfer activity under the formula. The amount and timing of transfers to and from the AST Investment Grade Bond Sub-account pursuant to the formula depend on various factors unique to your Annuity and are not necessarily directly correlated with the securities markets, bond markets, interest rates or any other market or index. Some of the factors that determine the amount and timing of transfers (as applicable to your Annuity), include:

▪	The difference between your Account Value and your Protected Withdrawal Value;

▪	The amount of time Spousal Highest Daily Lifetime Seven has been in effect on your Annuity;

▪	The amount allocated to and the performance of the Permitted Sub-accounts and the AST Investment Grade Bond Sub-account;

▪	Any additional Purchase Payments you make to your Annuity (while the benefit is in effect); and

▪	Any withdrawals you take from your Annuity (while the benefit is in effect).
Because the amount allocated to the AST Investment Grade Bond Sub-account and the amount allocated to the Permitted Sub-accounts each is a variable in the formula, the investment performance of each affects whether a transfer occurs for your Annuity. The greater the amounts allocated to either the AST Investment Grade Bond Sub-account or to the Permitted Sub-accounts, the greater the impact performance of those investments have on your Account Value and thus the greater the impact on whether (and how much) your Account Value is transferred to or from the AST Investment Grade Bond Sub-account. It is possible, under the formula, that if a significant portion of your Account Value is allocated to the AST Investment Grade Bond Sub-account and that Sub-account has positive performance, the formula might transfer a portion of your Account Value to the Permitted Sub-accounts, even if the performance of your Permitted Sub-accounts is negative. Conversely, if a significant portion of your Account Value is allocated to the AST Investment Grade Bond Sub-account and that Sub-account has negative performance, the formula may transfer additional amounts from your Permitted Sub-accounts to the AST Investment Grade Bond Sub-account even if the performance of your Permitted Sub-accounts is positive.
If you make additional Purchase Payments to your Annuity, they will be allocated in accordance with your Annuity. Once allocated, they will also be subject to the formula described above and therefore may be transferred to the AST Investment Grade Bond Sub-account, if dictated by the formula.
Any Account Value in the AST Investment Grade Bond Sub-account will not participate in the positive or negative investment experience of the Permitted Sub-accounts until it is transferred out of the AST Investment Grade Bond Sub-account.
Additional Tax Considerations
If you purchase an annuity as an investment vehicle for “qualified” investments, including an IRA, SEP-IRA, Tax Sheltered Annuity (or 403(b)) or employer plan under Code Section 401(a), the Required Minimum Distribution rules under the Code provide that you begin receiving periodic amounts from your annuity beginning after age 70 1/2. For a Tax Sheltered Annuity or a 401(a) plan for which the participant is not a greater than five (5) percent owner of the employer, this required beginning date can generally be deferred to retirement, if later. Roth IRAs are not subject to these rules during the owner’s lifetime. The amount required under the Code may exceed the Annual Income Amount, which will cause us to increase the Annual Income Amount in any Annuity Year that Required Minimum Distributions due from your Annuity are greater than such amounts. Please note that any withdrawal you take prior to the Tenth Anniversary, even if withdrawn to satisfy required minimum distribution rules, will cause you to lose the ability to receive the Return of Principal Guarantee and the guaranteed amount described above under “Key Feature – Protected Withdrawal Value”.
As indicated, withdrawals made while this benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. Please see the Tax Considerations section of the prospectus for a detailed discussion of the tax treatment of withdrawals. We do not address each potential tax scenario that could arise with respect to this benefit here. However, we do note that if you participate in Spousal Highest Daily

Lifetime Seven through a nonqualified annuity, as with all withdrawals, once all purchase payments are returned under the Annuity, all subsequent withdrawal amounts will be taxed as ordinary income.
Spousal Highest Daily Lifetime Seven with Beneficiary Income Option
Effective September 14, 2012, we no longer accept additional Purchase Payments for Annuities with the Spousal Highest Daily Lifetime Seven with Beneficiary Income Option.
There was an optional death benefit feature under this benefit, the amount of which is linked to your Annual Income Amount. You may have chosen Spousal Highest Daily Lifetime Seven without also selecting the Beneficiary Income Option death benefit (“BIO”). We no longer permit elections of Spousal Highest Daily Lifetime Seven with BIO. If you terminate your Spousal Highest Daily Lifetime Seven benefit with BIO to elect any other available living benefit, you will lose all guarantees under the Spousal Highest Daily Lifetime Seven benefit with BIO, and will begin new guarantees under the newly elected benefit based on the Account Value as of the date the new benefit becomes active.
If you elected the Beneficiary Income Option death benefit, you may not elect any other optional benefit. You could elect the Beneficiary Income Option death benefit so long as each Designated Life was no older than age 75 at the time of election. This death benefit is not transferable in the event of a divorce, nor may the benefit be split in accordance with any divorce proceedings or similar instrument of separation. Since this fee is based on the Protected Withdrawal Value, the fee for Spousal Highest Daily Lifetime Seven with BIO may be greater than it would have been, had it been based on the Account Value alone.
For purposes of the Beneficiary Income Option death benefit, we calculate the Annual Income Amount and Protected Withdrawal Value in the same manner that we do under Spousal Highest Daily Lifetime Seven itself. Upon the first death of a Designated Life, no amount is payable under the Beneficiary Income Option death benefit. Upon the second death of a Designated Life, we identify the following amounts: (a) the amount of the base death benefit under the Annuity (b) the Protected Withdrawal Value and (c) the Annual Income Amount. If there were no withdrawals prior to the date of death, then we calculate the Protected Withdrawal Value for purposes of this death benefit as of the date of death, and we calculate the Annual Income Amount as if there were a withdrawal on the date of death. If there were withdrawals prior to the date of death, then we set the Protected Withdrawal Value and Annual Income Amount for purposes of this death benefit as of the date that we receive due proof of death.
If there is one beneficiary, he/she must choose to receive either the base death benefit (in a lump sum or other permitted form of distribution) or the Beneficiary Income Option death benefit (in the form of annual payment of the Annual Income Amount – such payments may be annual or at other intervals that we permit). If there are multiple beneficiaries, each beneficiary is presented with the same choice. Thus, each beneficiary can choose to take his/her portion of either (a) the basic death benefit or (b) the Beneficiary Income Option death benefit. If chosen, for qualified Annuities, the Beneficiary Income Option death benefit payments must begin no later than December 31st of the year following the annuity owner’s date of death. For nonqualified Annuities, the Beneficiary Income Option death benefit payments must begin no later than one year after the owner’s date of death. For nonqualified annuities, if the beneficiary is other than an individual, payment under the Beneficiary Income Option may be limited to a period not exceeding five years from the owner’s date of death. In order to receive the Beneficiary Income Option death benefit, each beneficiary’s share of the death benefit proceeds must be allocated as a percentage of the total death benefit to be paid. We allow a beneficiary who has opted to receive the Annual Income Amount to designate another beneficiary, who would receive any remaining payments upon the former beneficiary’s death. Note also that the final payment, exhausting the Protected Withdrawal Value, may be less than the Annual Income Amount.
Here is an example to illustrate how the death benefit may be paid:

▪
Assume that (i) the basic death benefit is $50,000, the Protected Withdrawal Value is $100,000, and the Annual Income Amount is $5,000; (ii) there are two beneficiaries (the first designated to receive 75% of the death benefit and the second designated to receive 25% of the death benefit); (iii) the first beneficiary chooses to receive his/her portion of the death benefit in the form of the Annual Income Amount, and the second beneficiary chooses to receive his/her portion of the death benefit with reference to the basic death benefit.

▪
Under those assumptions, the first beneficiary will be paid a pro-rated portion of the Annual Income Amount for 20 years (the 20 year payout period is derived from the $5,000 Annual Income Amount, paid each year until it exhausts the entire $100,000 Protected Withdrawal Value).

The pro-rated portion of the Annual Income Amount equal to $3,750 (i.e., the first beneficiary’s 75% share multiplied by $5,000) is then paid each year for the 20 year period. Payment of $3,750 for 20 years results in total payments of $75,000 (i.e., the first beneficiary’s 75% share of the $100,000 Protected Withdrawal Value).
The second beneficiary would receive 25% of the basic death benefit amount (or $12,500).
If you elect to terminate Spousal Highest Daily Lifetime Seven with Beneficiary Income Option, both Spousal Highest Daily Lifetime Seven and that death benefit option will be terminated. You may not terminate the death benefit option without terminating the entire benefit. If you terminate Spousal Highest Daily Lifetime Seven with Beneficiary Income Option, your ability to elect other optional living benefits will be affected as indicated in the “Election of and Designations under the Benefit” section, above.
Optional 90% Cap Feature for Spousal Highest Daily Lifetime Seven
If you currently own an Annuity and have elected Spousal Highest Daily Lifetime Seven Income Benefit (including Spousal Highest Daily Lifetime Seven with Beneficiary Income Option), you can elect this feature which utilizes a mathematical formula. The formula is described below and will replace the “Transfer Calculation” portion of the formula currently used in connection with your benefit on a prospective basis. There is no cost to adding this feature to your Annuity. This election may only be made once and may not be revoked once elected. The formula is found in Appendix I of this prospectus (page I-4). Only the election of the 90% cap will prevent all of your Account Value from being allocated to the AST Investment Grade Bond Portfolio Sub-account. If all of your Account Value is currently allocated to the AST Investment Grade Bond Portfolio Sub-account, it will not transfer back to the Permitted Sub-accounts unless you elect the 90% Cap feature. If you make additional Purchase Payments, they may or may not result in a transfer to or from the AST Investment Grade Bond Portfolio Sub-account.
Under the formula, the formula will not execute a transfer to the AST Investment Grade Bond Sub-account that results in more than 90% of your Account Value being allocated to the AST Investment Grade Bond Sub-account (“90% cap” or “90% Cap Rule”). Thus, on any Valuation Day, if the formula would require a transfer to the AST Investment Grade Bond Sub-account that would result in more than 90% of the Account Value being allocated to the AST Investment Grade Bond Sub-account, only the amount that results in exactly 90% of the Account Value being allocated to the AST Investment Grade Bond Sub-account will be transferred. Additionally, future transfers into the AST Investment Grade Bond Sub-account will not be made (regardless of the performance of the AST Investment Grade Bond Sub-account and the Permitted Sub-accounts) at least until there is first a transfer out of the AST Investment Grade Bond Sub-account. Once this transfer occurs out of the AST Investment Grade Bond Sub-account, future amounts may be transferred to or from the AST Investment Grade Bond Sub-account if dictated by the formula (subject to the 90% cap ). At no time will the formula make a transfer to the AST Investment Grade Bond Sub-account that results in greater than 90% of your Account Value being allocated to the AST Investment Grade Bond Sub-account. However, it is possible that, due to the investment performance of your allocations in the AST Investment Grade Bond Sub-account and your allocations in the Permitted Sub-accounts you have selected, your Account Value could be more than 90% invested in the AST Investment Grade Bond Sub-account.
If you make additional purchase payments to your Annuity while the 90% cap is in effect, the formula will not transfer any of such additional purchase payments to the AST Investment Grade Bond Sub-account at least until there is first a transfer out of the AST Investment Grade Bond Sub-account, regardless of how much of your Account Value is in the Permitted Sub-accounts. This means that there could be scenarios under which, because of the additional purchase payments you make, less than 90% of your entire Account Value is allocated to the AST Investment Grade Bond Sub-account, and the formula will still not transfer any of your Account Value to the AST Investment Grade Bond Sub-account (at least until there is first a transfer out of the AST Investment Grade Bond Sub-account). For example,

▪
March 19, 2009 – a transfer is made that results in the 90% cap being met and now $90,000 is allocated to the AST Investment Grade Bond Sub-account and $10,000 is allocated to the Permitted Sub-accounts.

▪
March 20, 2009 – you make an additional purchase payment of $10,000. No transfers have been made from the AST Investment Grade Bond Sub-account to the Permitted Sub-accounts since the cap went into effect on March 19, 2009.

▪
As of March 20, 2009 (and at least until first a transfer is made out of the AST Investment Grade Bond Sub-account under the formula) – the $10,000 payment is allocated to the Permitted Sub-accounts and now you have 82% in the AST Investment Grade Bond Sub-account and 18% in the Permitted Sub-accounts (such that $20,000 is allocated to the Permitted Sub-accounts and $90,000 is allocated to the AST Investment Grade Bond Sub-account).

▪
Once there is a transfer out of the AST Investment Grade Bond Sub-account (of any amount), the formula will operate as described above, meaning that the formula could transfer amounts to or from the AST Investment Grade Bond Sub-account if dictated by the formula (subject to the 90% cap).

Under the operation of the formula, the 90% cap may come into existence and may be removed multiple times while you participate in the benefit. We will continue to monitor your Account Value daily and, if dictated by the formula, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the AST Investment Grade Bond Sub-account as dictated by the formula. Once you elect this feature, the transfer formula described above and set forth in Appendix I will be the formula for your Annuity.
In the event that more than ninety percent (90%) of your Account Value is allocated to the AST Investment Grade Bond Sub-account and you have elected this feature, up to ten percent (10%) of your Account Value currently allocated to the AST Investment Grade Bond Sub-account will be transferred to your Permitted Sub-accounts, such that after the transfer, 90% of your Account Value on the date of the transfer is in the AST Investment Grade Bond Sub-account. The transfer to the Permitted Sub-accounts will be based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e., in the same proportion as the current balances in your variable investment options). It is possible that additional transfers might occur after this initial transfer if dictated by the formula. The amounts of such additional transfer(s) will vary. If on the date this feature is elected 100% of your Account Value is allocated to the AST Investment Grade Bond Sub-account, a transfer of an amount equal to 10% of your Account Value will be made to your Permitted Sub-accounts. While there are no assurances that future transfers will occur, it is possible that an additional transfer(s) to the Permitted Sub-accounts could occur following the Valuation Day(s), and in some instances (based on the formula) the additional transfer(s) could be large.
Once the 90% cap rule is met, future transfers into the AST Investment Grade Bond Sub-account will not be made (regardless of the performance of the AST Investment Grade Bond Sub-account and the Permitted Sub-accounts) at least until there is first a transfer out of the AST Investment Grade Bond Sub-account. Once this transfer occurs out of the AST Investment Grade Bond Sub-account, future amounts may be transferred to or from the AST Investment Grade Bond Sub-account if dictated by the formula (subject to the 90% cap).
Important Considerations When Electing the Formula:

▪	At any given time, some, most or none of your Account Value may be allocated to the AST Investment Grade Bond Sub-account.

▪
Please be aware that because of the way the 90% cap formula operates, it is possible that more than or less than 90% of your Account Value may be allocated to the AST Investment Grade Bond Sub-account.

▪
If this feature is elected, any Account Value transferred to the Permitted Sub-accounts is subject to the investment performance of those Sub-accounts. Your Account Value can go up or down depending of the performance of the Permitted Sub-accounts you select.

HIGHEST DAILY LIFETIME® 7 PLUS INCOME BENEFIT (HD 7 Plus)
Effective September 14, 2012, we no longer accept additional Purchase Payments for Annuities with the Highest Daily Lifetime 7 Plus benefit.
Highest Daily Lifetime 7 Plus is no longer offered for new elections. If you elected Highest Daily Lifetime 7 Plus and subsequently terminate the benefit, you may elect any available living benefit, subject to our current rules. See “Election of and Designations under the Benefit” and “Termination of Existing Benefits and Election of New Benefits” below for details. Please note that if you terminate Highest Daily Lifetime 7 Plus and elect another available living benefit, you lose the guarantees that you had accumulated under your existing benefit and we will base any guarantees under the new benefit on your Account Value as of the date the new benefit becomes active. The income benefit under Highest Daily Lifetime 7 Plus is based on a single “designated life” who is at least 45 years old on the date that the benefit was elected. The Highest Daily Lifetime 7 Plus Benefit was not available if you elected any other optional living benefit, although you may elect any optional death benefit other than the Plus40 life insurance rider and Highest Daily Value death benefit. As long as your Highest Daily Lifetime 7 Plus Benefit is in effect, you must allocate your Account Value in accordance with the then permitted and available investment option(s) with this benefit. For a more detailed description of the permitted investment options, see the “Investment Options” section in this prospectus.
Highest Daily Lifetime 7 Plus guarantees until the death of the single designated life (the Annuitant) the ability to withdraw an annual amount (the “Annual Income Amount”) equal to a percentage of an initial principal value (the “Protected Withdrawal Value”) regardless of the impact of Sub-account performance on the Account Value, subject to our rules regarding the timing and amount of withdrawals. You are guaranteed to be able to withdraw the Annual Income Amount for the rest of your life (“Lifetime Withdrawals”), provided that you have not made “excess withdrawals” that have resulted in your Account Value being reduced to zero. We also permit you to make a one-time Non-Lifetime Withdrawal from your Annuity prior to taking Lifetime Withdrawals under the benefit. Highest Daily Lifetime 7 Plus may be appropriate if you intend to make periodic withdrawals from your Annuity, and wish to ensure that Sub-account performance will not affect your ability to receive annual payments. You are not required to make withdrawals as part of the benefit – the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the benefit. As discussed below, we require that you participate in our pre-determined mathematical formula in order to participate in Highest Daily Lifetime 7 Plus. Withdrawals are taken first from your own Account Value. We are only required to begin making lifetime income payments to you under our guarantee when and if your Account Value is reduced to zero (unless the benefit has terminated).
Although you are guaranteed the ability to withdraw your Annual Income Amount for life even if your Account Value falls to zero, if you take an excess withdrawal that brings your Account Value to zero, it is possible that your Annual Income Amount could also fall to zero. In that scenario, no further amount would be payable under the Highest Daily Lifetime 7 Plus benefit.
Key Feature – Protected Withdrawal Value
The Protected Withdrawal Value is used to calculate the initial Annual Income Amount. The Protected Withdrawal Value is separate from your Account Value and not available as cash or a lump sum. On the effective date of the benefit, the Protected Withdrawal Value is equal to your Account Value. On each Valuation Day thereafter until the date of your first Lifetime Withdrawal (excluding any Non-Lifetime Withdrawal discussed below), the Protected Withdrawal Value is equal to the “Periodic Value” described in the next paragraphs.
The “Periodic Value” initially is equal to the Account Value on the effective date of the benefit. On each Valuation Day thereafter until the first Lifetime Withdrawal, we recalculate the Periodic Value. We stop determining the Periodic Value upon your first Lifetime Withdrawal after the effective date of the benefit. On each Valuation Day (the “Current Valuation Day”), the Periodic Value is equal to the greater of:

1)
the Periodic Value for the immediately preceding business day (the “Prior Valuation Day”) appreciated at the daily equivalent of 7% annually during the calendar day(s) between the Prior Valuation Day and the Current Valuation Day (i.e., one day for successive Valuation Days, but more than one calendar day for Valuation Days that are separated by weekends and/or holidays), plus the amount of any adjusted Purchase Payment made on the Current Valuation Day (the Periodic Value is proportionally reduced for any Non-Lifetime Withdrawal); and

2)	the Account Value.
If you have not made a Lifetime Withdrawal on or before the 10th, 20th, or 25th Anniversary of the effective date of the benefit, your Periodic Value on the 10th, 20th, or 25th Anniversary of the benefit effective date is equal to the greater of:

1)	the Periodic Value described above or,

2)	the sum of (a), (b) and (c) below (proportionally reduced for any Non-Lifetime Withdrawals):

(a)	200% (on the 10th anniversary), 400% (on the 20th anniversary) or 600% (on the 25th anniversary) of the Account Value on the effective date of the benefit;

(b)	200% (on the 10th anniversary), 400% (on the 20th anniversary) or 600% (on the 25th anniversary) of all adjusted purchase payments made within one year following the effective date of the benefit; and

(c)	all adjusted purchase payments made after one year following the effective date of the benefit.
If you elected Highest Daily Lifetime 7 Plus with Beneficiary Income Option (“BIO”) (see below), we will stop determining the Periodic Value (as described above) on the earlier of your first Lifetime Withdrawal after the effective date of the benefit or the Tenth Anniversary of the effective date of the benefit (“Tenth Anniversary”). This means that under the Highest Daily Lifetime 7 Plus with BIO benefit you will not be eligible for the guaranteed minimum Periodic Values described above on the 20th and 25th Anniversary of the Benefit Effective Date.

On and after the date of your first Lifetime Withdrawal, your Protected Withdrawal Value is increased by the amount of any subsequent purchase payments, is reduced by withdrawals, including your first Lifetime Withdrawal (as described below), and may be increased if you qualify for a step-up (as described below).
Return of Principal Guarantee
If you have not made a Lifetime Withdrawal before the Tenth Anniversary, we will increase your Account Value on that Tenth Anniversary (or the next Valuation Day, if that anniversary is not a Valuation Day), if the requirements set forth in this paragraph are met. On the Tenth Anniversary, we add:

a)	your Account Value on the day that you elected Highest Daily Lifetime 7 Plus proportionally reduced for any Non-Lifetime Withdrawal; and

b)
the sum of each Purchase Payment proportionally reduced for any subsequent Non-Lifetime Withdrawal (including the amount of any associated Credits) you made during the one-year period after you elected the benefit.

If the sum of (a) and (b) is greater than your Account Value on the Tenth Anniversary, we increase your Account Value to equal the sum of (a) and (b), by contributing funds from our general account. If the sum of (a) and (b) is less than or equal to your Account Value on the Tenth Anniversary, we make no such adjustment. The amount that we add to your Account Value under this provision will be allocated to each of your variable investment options (including the AST Investment Grade Bond Sub-account), in the same proportion that each such Sub-account bears to your total Account Value, immediately before the application of the amount. Any such amount will not be considered a Purchase Payment when calculating your Protected Withdrawal Value, your death benefit, or the amount of any optional benefit that you may have selected, and therefore will have no direct impact on any such values at the time we add this amount. Because the amount is added to Account Value, it will also be subject to each charge under your Annuity based on Account Value. This potential addition to Account Value is available only if you have elected Highest Daily Lifetime 7 Plus and if you meet the conditions set forth in this paragraph. Thus, if you take a withdrawal (other than a Non-Lifetime Withdrawal) prior to the Tenth Anniversary, you are not eligible to receive the Return of Principal Guarantee. The Return of Principal Guarantee is referred to as the Guaranteed Minimum Account Value Credit in the benefit rider.
Key Feature – Annual Income Amount under the Highest Daily Lifetime 7 Plus Benefit
The Annual Income Amount is equal to a specified percentage of the Protected Withdrawal Value at the first Lifetime Withdrawal and does not reduce in subsequent Annuity Years, as described below. The percentage initially depends on the age of the Annuitant on the date of the first Lifetime Withdrawal after election of the benefit. The percentages are: 4% for ages 45 – less than 59  1/2, 5% for ages 59  1/2-74, 6% for ages 75-79, 7% for ages 80-84, and 8% for ages 85 and older.
Under the Highest Daily Lifetime 7 Plus benefit, if your cumulative Lifetime Withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year. If your cumulative Lifetime Withdrawals in an Annuity Year are in excess of the Annual Income Amount (“Excess Income”), your Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions for this Annuity that comply with our rules) by the result of the ratio of the Excess Income to the Account Value immediately prior to such withdrawal (see examples of this calculation below). Reductions are based on the actual amount of the withdrawal, including any CDSC that may apply. Lifetime Withdrawals of any amount up to and including the Annual Income Amount will reduce the Protected Withdrawal Value by the amount of the withdrawal. Withdrawals of Excess Income will reduce the Protected Withdrawal Value by the same ratio as the reduction to the Annual Income Amount.
Note that if your withdrawal of the Annual Income Amount in a given Annuity Year exceeds the applicable free withdrawal amount under the Annuity (but is not considered Excess Income), we will not impose any CDSC on the amount of that withdrawal.
You may use the Systematic Withdrawal program to make withdrawals of the Annual Income Amount. Any systematic withdrawal will be deemed a Lifetime Withdrawal under this benefit.
Any Purchase Payment that you make subsequent to the election of Highest Daily Lifetime 7 Plus will (i) increase the then-existing Annual Income Amount by an amount equal to a percentage of the Purchase Payment (including the amount of any associated Credits) based on the age of the Annuitant at the time of the first Lifetime Withdrawal (the percentages are: 4% for ages 45 – less than 59 1/2, 5% for ages 59 1/2-74, 6% for ages 75-79, 7% for ages 80-84, and 8% for ages 85 and older) and (ii) increase the Protected Withdrawal Value by the amount of the Purchase Payment (including the amount of any associated Credits).
If your Annuity permits additional purchase payments, we may limit any additional purchase payment(s) if we determine that as a result of the timing and amounts of your additional purchase payments and withdrawals, the Annual Income Amount is being increased in an unintended fashion. Among the factors we will use in making a determination as to whether an action is designed to increase the Annual Income Amount in an unintended fashion is the relative size of additional purchase payment(s). Subject to state law, we reserve the right to not accept additional purchase payments if we are not then offering this benefit for new elections. We will exercise such reservation of right for all annuity purchasers in the same class in a nondiscriminatory manner. Effective September 14, 2012, we no longer accept additional Purchase Payments for Annuities with the Highest Daily Lifetime 7 Plus benefit.
Highest Daily Auto Step-Up
An automatic step-up feature (“Highest Daily Auto Step-Up”) is part of Highest Daily Lifetime 7 Plus. As detailed in this paragraph, the Highest Daily Auto Step-Up feature can result in a larger Annual Income Amount subsequent to your first Lifetime Withdrawal. The Highest Daily Auto Step-Up starts with the anniversary of the Issue Date of the Annuity (the “Annuity Anniversary”) immediately after your first Lifetime Withdrawal under the benefit. Specifically, upon the first such Annuity Anniversary, we identify the Account Value on each Valuation Day within the immediately preceding Annuity

Year after your first Lifetime Withdrawal. Having identified the highest daily value (after all daily values have been adjusted for subsequent purchase payments and withdrawals), we then multiply that value by a percentage that varies based on the age of the Annuitant on the Annuity Anniversary as of which the step-up would occur. The percentages are: 4% for ages 45 – less than 59  1/2 , 5% for ages 59  1/2-74, 6% for ages 75-79, 7% for ages 80-84, and 8% for ages 85 and older. If that value exceeds the existing Annual Income Amount, we replace the existing amount with the new, higher amount. Otherwise, we leave the existing Annual Income Amount intact. The Account Value on the Annuity Anniversary is considered the last daily step-up value of the Annuity Year. All daily valuations and annual step-ups will only occur on a Valuation Day. In later years (i.e., after the first Annuity Anniversary after the first Lifetime Withdrawal), we determine whether an automatic step-up should occur on each Annuity Anniversary, by performing a similar examination of the Account Values that occurred on Valuation Days during the year. At the time that we increase your Annual Income Amount, we also increase your Protected Withdrawal Value to equal the highest daily value upon which your step-up was based only if that results in an increase to the Protected Withdrawal Value. Your Protected Withdrawal Value will never be decreased as a result of an income step-up. If, on the date that we implement a Highest Daily Auto Step-Up to your Annual Income Amount, the charge for Highest Daily Lifetime 7 Plus has changed for new purchasers, you may be subject to the new charge at the time of such step-up. Prior to increasing your charge for Highest Daily Lifetime 7 Plus upon a step-up, we would notify you, and give you the opportunity to cancel the automatic step-up feature. If you receive notice of a proposed step-up and accompanying fee increase, you should carefully evaluate whether the amount of the step-up justifies the increased fee to which you will be subject.
If you establish a Systematic Withdrawal program, we will not automatically increase the withdrawal amount when there is an increase to the Annual Income Amount.
The Highest Daily Lifetime 7 Plus benefit does not affect your ability to make withdrawals under your Annuity, or limit your ability to request withdrawals that exceed the Annual Income Amount. Under Highest Daily Lifetime 7 Plus, if your cumulative Lifetime Withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year.
If, cumulatively, you withdraw an amount less than the Annual Income Amount in any Annuity Year, you cannot carry over the unused portion of the Annual Income Amount to subsequent Annuity Years.
Because each of the Protected Withdrawal Value and Annual Income Amount is determined in a way that is not solely related to Account Value, it is possible for the Account Value to fall to zero, even though the Annual Income Amount remains.
Examples of dollar-for-dollar and proportional reductions, and the Highest Daily Auto Step-Up are set forth below. The values shown here are purely hypothetical, and do not reflect the charges for the Highest Daily Lifetime 7 Plus benefit or any other fees and charges. Assume the following for all three examples:

▪	The Issue Date is December 1, 2008

▪	The Highest Daily Lifetime 7 Plus benefit is elected on March 5, 2009

▪	The Annuitant was 70 years old when he/she elected the Highest Daily Lifetime 7 Plus benefit.
Example of dollar-for-dollar reductions
On November 24, 2009, the Protected Withdrawal Value is $120,000, resulting in an Annual Income Amount of $6,000 (since the Annuitant is between the ages of 59 1/2 and 74 at the time of the first Lifetime Withdrawal, the Annual Income Amount is 5% of the Protected Withdrawal Value, in this case 5% of $120,000). Assuming $2,500 is withdrawn from the Annuity on this date, the remaining Annual Income Amount for that Annuity Year (up to and including December 1, 2009) is $3,500. This is the result of a dollar-for-dollar reduction of the Annual Income Amount ($6,000 less $2,500 = $3,500).
Example of proportional reductions
Continuing the previous example, assume an additional withdrawal of $5,000 occurs on November 27, 2009 and the Account Value at the time and immediately prior to this withdrawal is $118,000. The first $3,500 of this withdrawal reduces the Annual Income Amount for that Annuity Year to $0. The remaining withdrawal amount of $1,500 – reduces the Annual Income Amount in future Annuity Years on a proportional basis based on the ratio of the excess withdrawal to the Account Value immediately prior to the excess withdrawal. (Note that if there are other future withdrawals in that Annuity Year, each would result in another proportional reduction to the Annual Income Amount).

Here is the calculation:

Account Value before Lifetime Withdrawal	$118,000.00
Less amount of “non” excess withdrawal	$3,500.00
Account Value immediately before excess withdrawal of $1,500	$114,500.00
Excess withdrawal amount	$1,500.00
Divided by Account Value immediately before excess withdrawal	$114,500.00
Ratio	1.31%
Annual Income Amount	$6,000.00
Less ratio of 1.31%	$78.60
Annual Income Amount for future Annuity Years	$5,921.40
Example of Highest Daily Auto Step-Up
On each Annuity Anniversary date, the Annual Income Amount is stepped-up if the appropriate percentage (based on the Annuitant’s age on the Annuity Anniversary) of the highest daily value since your first Lifetime Withdrawal (or last Annuity Anniversary in subsequent years), adjusted for withdrawals and additional purchase payments, is higher than the Annual Income Amount, adjusted for excess withdrawals and additional purchase payments (including the amount of any associated Credits).
Continuing the same example as above, the Annual Income Amount for this Annuity Year is $6,000. However, the excess withdrawal on November 27 reduces the amount to $5,921.40 for future years (see above). For the next Annuity Year, the Annual Income Amount will be stepped up if 5% (since the designated life is between 59 1/2 and 74 on the date of the potential step-up) of the highest daily Account Value adjusted for withdrawals and purchase payments (including the amount of any associated Credits), is higher than $5,921.40. Here are the calculations for determining the daily values. Only the November 25 value is being adjusted for excess withdrawals as the November 30 and December 1 Valuation Days occur after the excess withdrawal on November 27.

Date*	Account Value	Highest Daily Value (adjusted with withdrawal and purchase payments)**	Adjusted Annual Income Amount (5% of the Highest Daily Value)
November 25, 2009	$119,000.00	$119,000.00	$5,950.00
November 26, 2009		Thanksgiving Day
November 27, 2009	$113,000.00	$113,986.95	$5,699.35
November 30, 2009	$113,000.00	$113,986.95	$5,699.35
December 01, 2009	$119,000.00	$119,000.00	$5,950.00

*
In this example, the Annuity Anniversary date is December 1. The Valuation Dates are every day following the first Lifetime Withdrawal. In subsequent Annuity Years Valuation Dates will be every day following the Annuity Anniversary. The Annuity Anniversary Date of December 1 is considered the final Valuation Date for the Annuity Year.

**
In this example, the first daily value after the first Lifetime Withdrawal is $119,000 on November 25, resulting in an adjusted Annual Income Amount of $5,950.00. This amount is adjusted on November 27 to reflect the $5,000 withdrawal. The calculations for the adjustments are:

■
The Account Value of $119,000 on November 25 is first reduced dollar-for-dollar by $3,500 ($3,500 is the remaining Annual Income Amount for the Annuity Year), resulting in an adjusted Account Value of $115,500 before the excess withdrawal.

■
This amount ($115,500) is further reduced by 1.31% (this is the ratio in the above example which is the excess withdrawal divided by the Account Value immediately preceding the excess withdrawal) resulting in a Highest Daily Value of $113,986.95.

■
The adjusted Annual Income Amount is carried forward to the next Valuation Date of November 30. At this time, we compare this amount to 5% of the Account Value on November 30. Since the November 27 adjusted Annual Income Amount of $5,699.35 is higher than $5,650.00 (5% of $113,000), we continue to carry $5,699.35 forward to the next and final Valuation Date of December 1. The Account Value on December 1 is $119,000 and 5% of this amount is $5,950. Since this is higher than $5,699.35, the adjusted Annual Income Amount is reset to $5,950.00.

In this example, 5% of the December 1 value results in the highest amount of $5,950.00. Since this amount is higher than the current year’s Annual Income Amount of $5,921.40 adjusted for excess withdrawals, the Annual Income Amount for the next Annuity Year, starting on December 2, 2009 and continuing through December 1, 2010, will be stepped-up to $5,950.00.
Non-Lifetime Withdrawal Feature
You may take a one-time non-lifetime withdrawal (“Non-Lifetime Withdrawal”) under Highest Daily Lifetime 7 Plus. It is an optional feature of the benefit that you can only elect at the time of your first withdrawal. You cannot take a Non-Lifetime Withdrawal in an amount that would cause your Annuity’s Account Value, after taking the withdrawal, to fall below the minimum Surrender Value (see “Access to Account Value – Can I Surrender My Annuity for Its Value?”). This Non-Lifetime Withdrawal will not establish your initial Annual Income Amount and the Periodic Value described above will continue to be calculated. However, the total amount of the withdrawal will proportionally reduce all guarantees associated with the Highest Daily Lifetime 7 Plus benefit. You must tell us if your withdrawal is intended to be the Non-Lifetime Withdrawal and not the first Lifetime Withdrawal under the Highest Daily Lifetime 7 Plus benefit. If you don’t elect the Non-Lifetime Withdrawal, the first withdrawal you make will be the first Lifetime Withdrawal that establishes your Protected Withdrawal Value and Annual Income Amount. Once you elect to take the Non-Lifetime Withdrawal or Lifetime Withdrawals, no additional Non-Lifetime Withdrawals may be taken.

The Non-Lifetime Withdrawal will proportionally reduce the Protected Withdrawal Value and the Return of Principal guarantee. It will also proportionally reduce the Periodic Value guarantees on the tenth, twentieth and twenty-fifth anniversaries of the benefit effective date (see description in “Key Feature – Protected Withdrawal Value,” above). It will reduce all three by the percentage the total withdrawal amount (including any applicable CDSC) represents of the then current Account Value immediately prior to the withdrawal. The Non-Lifetime Withdrawal could result in a lower Annual Income Amount at the time you take your first Lifetime Withdrawal depending on the amount of the proportional reduction described above and duration of time between your Non-Lifetime and first Lifetime Withdrawal. As such, you should carefully consider when it is most appropriate for you to begin taking withdrawals under the benefit.
If you are participating in a Systematic Withdrawal program, the first withdrawal under the program cannot be classified as the Non-Lifetime Withdrawal. The first partial withdrawal in payment of any third party investment advisory service from your Annuity also cannot be classified as the Non-Lifetime Withdrawal.
Example – Non-Lifetime Withdrawal (proportional reduction)
This example is purely hypothetical and does not reflect the charges for the benefit or any other fees and charges. It is intended to illustrate the proportional reduction of the Non-Lifetime Withdrawal under this benefit.
Assume the following:

▪	The Issue Date is December 1, 2008

▪	The Highest Daily Lifetime 7 Plus benefit is elected on March 5, 2009

▪	The Account Value at benefit election was $105,000

▪	The Annuitant was 70 years old when he/she elected the Highest Daily Lifetime 7 Plus benefit.

▪	No previous withdrawals have been taken under the Highest Daily Lifetime 7 Plus benefit.
On May 2, 2009, the Protected Withdrawal Value is $125,000, the 10th benefit year minimum Periodic Value guarantee is $210,000, the 10th benefit year Return of Principal guarantee is $105,000, the 20th benefit year minimum Periodic Value guarantee is $420,000, the 25th benefit year minimum Periodic Value guarantee is $630,000 and the Account Value is $120,000. Assuming $15,000 is withdrawn from the Annuity on May 2, 2009 and is designated as a Non-Lifetime Withdrawal, all guarantees associated with the Highest Daily Lifetime 7 Plus benefit will be reduced by the ratio the total withdrawal amount represents of the Account Value just prior to the withdrawal being taken.
Here is the calculation:

Withdrawal Amount divided by	$15,000
Account Value before withdrawal	$120,000
Equals ratio	12.5%
All guarantees will be reduced by the above ratio (12.5%)
Protected Withdrawal Value	$109,375
10th benefit year Return of Principal	$91,875
10th benefit year Minimum Periodic Value	$183,750
20th benefit year Minimum Periodic Value	$367,500
25th benefit year Minimum Periodic Value	$551,250
Required Minimum Distributions
Withdrawals that exceed the Annual Income Amount, but which you are required to take as a required minimum distribution for this annuity, will not reduce the Annual Income Amount for future years. No additional Annual Income Amount will be available in an Annuity Year due to required minimum distributions unless the required minimum distribution is greater than the Annual Income Amount. Any withdrawal you take that exceeds the Annual Income Amount in Annuity Years that your required minimum distribution amount is not greater than the Annual Income Amount will be treated as an Excess Withdrawal under the benefit. If your required minimum distribution (as calculated by us for your Annuity and not previously withdrawn in the current calendar year) is greater than the Annual Income Amount, an amount equal to the remaining Annual Income Amount plus the difference between the required minimum distribution amount not previously withdrawn in the current calendar year and the Annual Income Amount will be available in the current Annuity Year without it being considered an excess withdrawal.
In the event that a required minimum distribution is calculated in a calendar year that crosses more than one Annuity Year and you choose to satisfy the entire required minimum distribution for that calendar year in the next Annuity Year, the distribution taken in the next Annuity Year will reduce your Annual Income Amount in that Annuity Year on a dollar by dollar basis. If the required minimum distribution not taken in the prior Annuity Year is greater than the Annual Income Amount as guaranteed by the benefit in the current Annuity Year, the total required minimum distribution amount may be taken without being treated as an excess withdrawal.
Example – Required Minimum Distributions
The following example is purely hypothetical and is intended to illustrate a scenario in which the required minimum distribution amount in a given Annuity Year is greater than the Annual Income Amount.

Annual Income Amount = $5,000
Remaining Annual Income Amount = $3,000
Required Minimum Distribution = $6,000
The amount you may withdraw in the current Annuity Year without it being treated as an Excess Withdrawal is $4,000. ($3,000 + ($6,000 – $5,000) = $4,000).
If the $4,000 withdrawal is taken, the remaining Annual Income Amount will be zero and the remaining required minimum distribution amount of $2,000 may be taken in the subsequent Annuity Year (when your Annual Income Amount is reset to $5,000) without proportionally reducing all of the guarantees associated with the Highest Daily Lifetime 7 Plus benefit as described above. The amount you may withdraw in the subsequent Annuity Year if you choose not to satisfy the required minimum distribution in the current Annuity Year (assuming the Annual Income Amount in the subsequent Annuity Year is $5,000), without being treated as an Excess Withdrawal is $6,000. This withdrawal must comply with all IRS guidelines in order to satisfy the required minimum distribution for the current calendar year.
Benefits Under Highest Daily Lifetime 7 Plus

▪
To the extent that your Account Value was reduced to zero as a result of cumulative Lifetime Withdrawals in an Annuity Year that are less than or equal to the Annual Income Amount or as a result of the fee that we assess for Highest Daily Lifetime 7 Plus, and amounts are still payable under Highest Daily Lifetime 7 Plus, we will make an additional payment, if any, for that Annuity Year equal to the remaining Annual Income Amount for the Annuity Year. If you have not begun taking Lifetime Withdrawals and your Account Value is reduced to zero as a result of the fee we assess for Highest Daily Lifetime 7 Plus, we will calculate the Annual Income Amount as if you made your first Lifetime Withdrawal on the date the Account Value was reduced to zero and Lifetime Withdrawals will begin on the next Annuity anniversary. If this were to occur, you are not permitted to make additional purchase payments to your Annuity. Thus, in these scenarios, the remaining Annual Income Amount would be payable even though your Account Value was reduced to zero. In subsequent Annuity Years we make payments that equal the Annual Income Amount as described in this section. We will make payments until the death of the single designated life. To the extent that cumulative withdrawals in the Annuity Year that reduced your Account Value to zero are more than the Annual Income Amount, the Highest Daily Lifetime 7 Plus benefit terminates, and no additional payments will be made. However, if a withdrawal in the latter scenario was taken to satisfy a required minimum distribution under the Annuity, then the benefit will not terminate, and we will continue to pay the Annual Income Amount in subsequent Annuity Years until the death of the Designated Life.

▪
If Annuity payments are to begin under the terms of your Annuity, or if you decide to begin receiving Annuity payments and there is an Annual Income Amount due in subsequent Annuity Years, you can elect one of the following two options:

(1)	apply your Account Value to any Annuity option available; or

(2)
request that, as of the date Annuity payments are to begin, we make Annuity payments each year equal to the Annual Income Amount. If this option is elected, the Annual Income Amount will not increase after annuity payments have begun. We will make payments until the death of the single Designated Life. We must receive your request in a form acceptable to us at our office.

▪
In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments in the form of a single life fixed annuity with ten payments certain, by applying the greater of the annuity rates then currently available or the annuity rates guaranteed in your Annuity. The amount that will be applied to provide such Annuity payments will be the greater of:

(1)
the present value of the future Annual Income Amount payments. Such present value will be calculated using the greater of the single life fixed annuity rates then currently available or the single life fixed annuity rates guaranteed in your Annuity; and

(2)	the Account Value.

▪	If no Lifetime Withdrawal was ever taken, we will calculate the Annual Income Amount as if you made your first Lifetime Withdrawal on the date the annuity payments are to begin.

▪	Please note that payments that we make under this benefit after the Annuity Anniversary coinciding with or next following the annuitant’s 95th birthday will be treated as annuity payments.
Other Important Considerations

▪
Withdrawals under the Highest Daily Lifetime 7 Plus benefit are subject to all of the terms and conditions of the Annuity, including any applicable CDSC for the Non-Lifetime Withdrawal as well as withdrawals that exceed the Annual Income Amount.

▪
Withdrawals made while the Highest Daily Lifetime 7 Plus Benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. Any withdrawals made under the benefit will be taken pro-rata from the Sub-accounts (including the AST Investment Grade Bond Sub-account) and the DCA Fixed Rate Options (if you are participating in the 6 or 12 Month DCA Program). Withdrawals from the DCA Fixed Rate Options will be taken on a last-in, first-out basis.

▪
You can make withdrawals from your Annuity while your Account Value is greater than zero without purchasing the Highest Daily Lifetime 7 Plus benefit. The Highest Daily Lifetime 7 Plus benefit provides a guarantee that if your Account Value is reduced to zero (subject to our rules regarding time and amount of withdrawals), you will be able to receive your Annual Income Amount in the form of periodic benefit payments.

▪
You should carefully consider when to begin taking withdrawals. If you begin taking withdrawals early, you may maximize the time during which you may take withdrawals due to longer life expectancy, and you will be using an optional benefit for which you are paying a charge. On the other hand, you could limit the value of the benefit if you begin taking withdrawals too soon. For example, withdrawals reduce your Account Value and may limit the potential for increasing your Protected Withdrawal Value. You should discuss with your financial professional when it may be appropriate for you to begin taking withdrawals.

▪	If you are taking your entire Annual Income Amount through the Systematic Withdrawal program, you must take that withdrawal as a gross withdrawal, not a net withdrawal.

▪	Upon inception of the benefit, and to maintain the benefit, 100% of your Account Value must have been allocated to the Permitted Sub-accounts.

▪
You cannot allocate purchase payments or transfer Account Value to or from the AST Investment Grade Bond Portfolio Sub-account (see description below) if you elect this benefit. A summary description of the AST Investment Grade Bond Portfolio appears within the prospectus section entitled “What Are The Investment Objectives and Policies of The Portfolios?”. You can find a copy of the AST Investment Grade Bond Portfolio prospectus by going to www.prudentialannuities.com.

▪
Transfers to and from the elected Sub-accounts and the AST Investment Grade Bond Portfolio Sub-account triggered by the Highest Daily Lifetime 7 Plus mathematical formula will not count toward the maximum number of free transfers allowable under an Annuity.

▪
You must allocate your Account Value in accordance with the then available investment option(s) that we may prescribe in order to maintain the Highest Daily Lifetime 7 Plus benefit. If, subsequent to your election of the benefit, we change our requirements for how Account Value must be allocated under the benefit, we will not compel you to re-allocate your Account Value in accordance with our newly adopted requirements. Subject to any change in requirements, transfer of Account Value and allocation of additional purchase payments may be subject to new investment limitations.

▪
The maximum charge for Highest Daily Lifetime 7 Plus is 1.50% annually of the greater of Account Value and the Protected Withdrawal Value (PWV). The current charge is 0.75% annually of the greater of Account Value and the Protected Withdrawal Value. We deduct this fee on each quarterly anniversary of the benefit effective date. Thus, on each such quarterly anniversary (or the next Valuation Day, if the quarterly anniversary is not a Valuation Day), we deduct 0.1875% of the greater of the prior day’s Account Value or the prior day’s Protected Withdrawal Value at the end of the quarter. We deduct the fee pro rata from each of the Sub-accounts including the AST Investment Grade Bond Portfolio Sub-account and from the DCA Fixed Rate Option (if applicable). Since this fee is based on the greater of the Account Value or the Protected Withdrawal Value, the fee for Highest Daily Lifetime 7 Plus may be greater than it would have been, had it been based on the Account Value alone. If the fee to be deducted exceeds the Account Value at the benefit quarter, we will charge the remainder of the Account Value for the benefit and continue the benefit as described above. You will begin paying the charge for this benefit as of the effective date of the benefit, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid if you choose never to take any withdrawals and/or if you never receive any lifetime income payments.

▪
The Basic Death Benefit will terminate if withdrawals taken under Highest Daily Lifetime 7 Plus cause your Account Value to reduce to zero. Certain optional Death Benefits may terminate if withdrawals taken under Highest Daily Lifetime 7 Plus cause your Account Value to reduce to zero. (See “Death Benefit” for more information.)

Election of and Designations Under the Benefit
We no longer permit new elections of Highest Daily Lifetime 7 Plus. For Highest Daily Lifetime 7 Plus, there must have been either a single Owner who is the same as the Annuitant, or if the Annuity is entity owned, there must have been a single natural person Annuitant. In either case, the Annuitant must have been at least 45 years old.
Any change of the Annuitant under the Annuity will result in cancellation of Highest Daily Lifetime 7 Plus. Similarly, any change of Owner will result in cancellation of Highest Daily Lifetime 7 Plus, except if (a) the new Owner has the same taxpayer identification number as the previous owner, (b) ownership is transferred from a custodian or other entity to the Annuitant, or vice versa or (c) ownership is transferred from one entity to another entity that satisfies our administrative ownership guidelines.
Please note that if you terminate a living benefit such as Highest Daily Lifetime 7 Plus and elect a new living benefit, you lose the guarantees that you had accumulated under your existing benefit and we will base any guarantees under the new benefit on your Account Value as of the date the new benefit becomes active. We reserve the right to waive, change and/or further limit the election frequency in the future.
Termination of the Benefit
You may terminate Highest Daily Lifetime 7 Plus at any time by notifying us. If you terminate the benefit, any guarantee provided by the benefit will terminate as of the date the termination is effective, and certain restrictions on re-election may apply. The benefit automatically terminates: (i) upon your termination of the benefit, (ii) upon your surrender of the Annuity, (iii) upon your election to begin receiving annuity payments (although if you have elected to receive the Annual Income Amount in the form of Annuity payments, we will continue to pay the Annual Income Amount), (iv) upon our receipt of due proof of the death of the Annuitant, (v) if both the Account Value and Annual Income Amount equal zero, or (vi) if you cease to meet our requirements as described in “Election of and Designations under the Benefit”.
Upon termination of Highest Daily Lifetime 7 Plus other than upon the death of the Annuitant, we impose any accrued fee for the benefit (i.e., the fee for the pro-rated portion of the year since the fee was last assessed), and thereafter we cease deducting the charge for the benefit. With regard to your investment allocations, upon termination we will: (i) leave intact amounts that are held in the variable investment options, and (ii) transfer all amounts held in the AST Investment Grade Bond Portfolio Sub-account to your variable investment options, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e. in the same proportion as the current balances in your variable investment options).

If a surviving spouse elects to continue the Annuity, the Highest Daily Lifetime 7 Plus benefit terminates. The spouse may elect the benefit subject to the restrictions discussed above.
How Highest Daily Lifetime 7 Plus Transfers Account Value between Your Permitted Sub-accounts and the AST Investment Grade Bond Sub-account
As indicated above, we limit the Sub-accounts to which you may allocate Account Value if you elect Highest Daily Lifetime 7 Plus. For purposes of this benefit, we refer to those permitted investment options as the “Permitted Sub-accounts”. If your annuity was issued on or after May 1, 2009 (subject to regulatory approval), you may also choose to allocate purchase payments while this program is in effect to DCA Fixed Rate Options utilized with our 6 or 12 Month Dollar Cost Averaging Program (“6 or 12 Month DCA Program”). If you are participating in Highest Daily Lifetime 7 Plus and also are participating in the 6 or 12 Month DCA Program, and the formula under the benefit dictates a transfer from the Permitted Sub-accounts to the AST Investment Grade Bond Sub-account, then the amount to be transferred will be taken entirely from the Sub-accounts, provided there is sufficient Account Value in those Sub-accounts to meet the required transfer amount. Only if there is insufficient Account Value in those Sub-accounts will an amount be withdrawn from the DCA Fixed Rate Options. Amounts withdrawn from the DCA Fixed Rate Options under the formula will be taken on a last-in, first-out basis. For purposes of the discussion below concerning transfers from the Permitted Sub-accounts to the AST Investment Grade Bond Sub-account, amounts held within the DCA Fixed Rate Options are included within the term “Permitted Sub-Accounts”. Thus, amounts may be transferred from the DCA Fixed Rate Options in the circumstances described above and in the section of this prospectus entitled 6 or 12 Month Dollar Cost Averaging Program. Any transfer dictated by the formula out of the AST Investment Grade Bond Sub-account will be transferred to the Permitted Sub-accounts, not including the DCA Fixed Rate Options.
An integral part of Highest Daily Lifetime 7 Plus is the pre-determined mathematical formula used to transfer Account Value between the Permitted Sub-Accounts and a specified bond fund within the Advanced Series Trust (the “AST Investment Grade Bond Sub-Account”). The AST Investment Grade Bond Sub-account is available only with this benefit, and thus you may not allocate purchase payments to or make transfers to or from the AST Investment Grade Bond Sub-account. The formula monitors your Account Value daily and, if dictated by the formula, systematically transfers amounts between the Permitted Sub-accounts you have chosen and the AST Investment Grade Bond Sub-account. The formula is set forth in Appendix J.
Speaking generally, the formula, which is applied each Valuation Day, operates as follows. The formula starts by identifying an income basis for that day and then multiplies that figure by 5%, to produce a projected (i.e., hypothetical) income amount. Note that 5% is used in the formula, irrespective of the Annuitant’s attained age. Then it produces an estimate of the total amount targeted in our allocation model, based on the projected income amount and factors set forth in the formula. In the formula, we refer to that value as the “Target Value” or “L”. If you have already made a withdrawal, your projected income amount (and thus your Target Value) would take into account any automatic step-up, any subsequent purchase payments (and associated purchase credits), and any excess withdrawals. Next, the formula subtracts from the Target Value the amount held within the AST Investment Grade Bond Sub-account on that day, and divides that difference by the amount held within the Permitted Sub-accounts including any amounts allocated to DCA Fixed Rate Options. That ratio, which essentially isolates the amount of your Target Value that is not offset by amounts held within the AST Investment Grade Bond Sub-account, is called the “Target Ratio” or “r”. If, on each of three consecutive Valuation Days, the Target Ratio is greater than 83% but less than or equal to 84.5%, the formula will, on such third Valuation Day, make a transfer from the Permitted Sub-accounts in which you are invested (subject to the 90% cap feature) to the AST Investment Grade Bond Sub-account. As discussed above, if all or a portion of your Account Value is allocated to one or more DCA Fixed Rate Options at the time a transfer to the AST Investment Grade Bond Sub-account is required under the formula, we will first look to process the transfer from the Permitted Sub-accounts. If the amount allocated to the Permitted Sub-accounts is insufficient to satisfy the transfer, then any remaining amounts will be transferred from the DCA Fixed Rate Options on a “last-in, first-out” basis. Once a transfer is made, the three consecutive Valuation Days begin again. If, however, on any Valuation Day, the Target Ratio is above 84.5%, it will make a transfer from the Permitted Sub-accounts (subject to the 90% cap) to the AST Investment Grade Bond Sub-account (as described above). If the Target Ratio falls below 78% on any Valuation Day, then a transfer from the AST Investment Grade Bond Sub-account to the Permitted Sub-accounts will occur.
The formula will not execute a transfer to the AST Investment Grade Bond Sub-account that results in more than 90% of your Account Value being allocated to the AST Investment Grade Bond Sub-account (“90% cap”). Thus, on any Valuation Day, if the formula would require a transfer to the AST Investment Grade Bond Sub-account that would result in more than 90% of the Account Value being allocated to the AST Investment Grade Bond Sub-account, only the amount that results in exactly 90% of the Account Value being allocated to the AST Investment Grade Bond Sub-account will be transferred. Additionally, future transfers into the AST Investment Grade Bond Sub-account will not be made (regardless of the performance of the AST Investment Grade Bond Sub-account and the Permitted Sub-accounts) at least until there is first a transfer out of the AST Investment Grade Bond Sub-account. Once this transfer occurs out of the AST Investment Grade Bond Sub-account, future amounts may be transferred to or from the AST Investment Grade Bond Sub-account if dictated by the formula (subject to the 90% cap). At no time will the formula make a transfer to the AST Investment Grade Bond Sub-account that results in greater than 90% of your Account Value being allocated to the AST Investment Grade Bond Sub-account. However, it is possible that, due to the investment performance of your allocations in the AST Investment Grade Bond Sub-account and your allocations in the permitted sub-accounts you have selected, your Account Value could be more than 90% invested in the AST Investment Grade Bond Sub-account.
If you make additional purchase payments to your Annuity while the 90% cap is in effect, the formula will not transfer any of such additional purchase payments to the AST Investment Grade Bond Sub-account at least until there is first a transfer out of the AST Investment Grade Bond Sub-account, regardless of how much of your Account Value is in the Permitted Sub-accounts. This means that there could be scenarios under which, because of the additional purchase payments you make, less than 90% of your entire Account Value is allocated to the AST Investment Grade Bond Sub-account, and the formula will still not transfer any of your Account Value to the AST Investment Grade Bond Sub-account (at least until there is first a transfer out of the AST Investment Grade Bond Sub-account). For example,

▪
March 19, 2009 – a transfer is made to the AST Investment Grade Bond Sub-account that results in the 90% cap being met and now $90,000 is allocated to the AST Investment Grade Bond Sub-account and $10,000 is allocated to the Permitted Sub-accounts.

▪
March 20, 2009 – you make an additional purchase payment of $10,000. No transfers have been made from the AST Investment Grade Bond Sub-account to the Permitted Sub-accounts since the cap went into effect on March 19, 2009.

▪
On March 20, 2009 (and at least until first a transfer is made out of the AST Investment Grade Bond Sub-account under the formula) – the $10,000 payment is allocated to the Permitted Sub-accounts and on this date you have 82% in the AST Investment Grade Bond Sub-account and 18% in the Permitted Sub-accounts (such that $20,000 is allocated to the Permitted Sub-accounts and $90,000 to the AST Investment Grade Bond Sub-account).

▪
Once there is a transfer out of the AST Investment Grade Bond Sub-account (of any amount), the formula will operate as described above, meaning that the formula could transfer amounts to or from the AST Investment Grade Bond Sub-account if dictated by the formula (subject to the 90% cap).

Under the operation of the formula, the 90% cap may come into existence and be removed multiple times while you participate in the benefit. We will continue to monitor your Account Value daily and, if dictated by the formula, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the AST Investment Grade Bond Sub-account as dictated by the formula.
As you can glean from the formula, poor or flat investment performance of your Account Value may result in a transfer of a portion of your Account Value in the Permitted Sub-accounts to the AST Investment Grade Bond Sub-account because such poor investment performance will tend to increase the Target Ratio. Because the amount allocated to the AST Investment Grade Bond Sub-account and the amount allocated to the Permitted Sub-accounts each is a variable in the formula, the investment performance of each affects whether a transfer occurs for your Annuity. In deciding how much to transfer, we use another formula, which essentially seeks to re-balance amounts held in the Permitted Sub-accounts and the AST Investment Grade Bond Sub-account so that the Target Ratio meets a target, which currently is equal to 80%. Once you elect Highest Daily Lifetime 7 Plus, the values we use to compare to the Target Ratio will be fixed.
Additionally, on each monthly Annuity Anniversary (if the monthly Annuity Anniversary does not fall on a Valuation Day, the next Valuation Day will be used), following all of the above described daily calculations, a transfer may be made from the AST Investment Grade Bond Sub-account to the Permitted Sub-accounts. Any such transfer will be based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e. in the same proportion as the current balances in your variable investment options). This transfer will automatically occur provided that the Target Ratio, as described above, would be less than 83% after the transfer. The formula will not execute a transfer if the Target Ratio after this transfer would occur would be greater than or equal to 83%.
The amount of the transfer will be equal to the lesser of:

a)	The total value of all your Account Value in the AST Investment Grade Bond Sub-account, or

b)	An amount equal to 5% of your total Account Value.
While you are not notified when your Annuity reaches a transfer trigger under the formula, you will receive a confirmation statement indicating the transfer of a portion of your Account Value either to or from the AST Investment Grade Bond Sub-account. The formula by which the transfer operates is designed primarily to mitigate some of the financial risks that we incur in providing the guarantee under Highest Daily Lifetime 7 Plus. Depending on the results of the calculations of the formula, we may, on any Valuation Day:

▪	Not make any transfer between the Permitted Sub-accounts and the AST Investment Grade Bond Sub-account; or

▪
If a portion of your Account Value was previously allocated to the AST Investment Grade Bond Sub-account, transfer all or a portion of those amounts to the Permitted Sub-accounts, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e., in the same proportion as the current balances in your variable investment options); or

▪	Transfer a portion of your Account Value in the Permitted Sub-accounts pro rata to the AST Investment Grade Bond Sub-account.
At any given time, some, most or none of your Account Value will be allocated to the AST Investment Grade Bond Sub-account, as dictated by the formula.
Prior to the first Lifetime Withdrawal, the primary driver of transfers to the AST Investment Grade Bond Sub-account is difference between your Account Value and your Protected Withdrawal Value. If none of your Account Value is allocated to the AST Investment Grade Bond Sub-account, then over time the formula permits an increasing difference between the Account Value and the Protected Withdrawal Value before a transfer to the AST Investment Grade Bond Sub-account occurs. Therefore, as time goes on, while none of your Account Value is allocated to the AST Investment Grade Bond Sub-account, the smaller the difference between the Protected Withdrawal Value and the Account Value, the more the Account Value can decrease prior to a transfer to the AST Investment Grade Bond Sub-account.

Each market cycle is unique, therefore the performance of your Sub-accounts, and its impact on your Account Value, will differ from market cycle to market cycle producing different transfer activity under the formula. The amount and timing of transfers to and from the AST Investment Grade Bond Sub-account pursuant to the formula depend on various factors unique to your Annuity and are not necessarily directly correlated with the securities markets, bond markets, interest rates or any other market or index. Some of the factors that determine the amount and timing of transfers (as applicable to your Annuity), include:

▪	The difference between your Account Value and your Protected Withdrawal Value;

▪	The amount of time Highest Daily Lifetime 7 Plus has been in effect on your Annuity;

▪	The amount allocated to and the performance of the Permitted Sub-accounts and the AST Investment Grade Bond Sub-account;

▪	Any additional Purchase Payments you make to your Annuity (while the benefit is in effect) and;

▪	Any withdrawals you take from your Annuity (while the benefit is in effect).
Because the amount allocated to the AST Investment Grade Bond Sub-account and the amount allocated to the Permitted Sub-accounts each is a variable in the formula, the investment performance of each affects whether a transfer occurs for your Annuity. The greater the amounts allocated to either the AST Investment Grade Bond Sub-account or to the Permitted Sub-accounts, the greater the impact performance of those investments have on your Account Value and thus the greater the impact on whether (and how much) your Account Value is transferred to or from the AST Investment Grade Bond Sub-account. It is possible, under the formula, that if a significant portion of your Account Value is allocated to the AST Investment Grade Bond Sub-account and that Sub-account has positive performance, the formula might transfer a portion of your Account Value to the Permitted Sub-accounts, even if the performance of your Permitted Sub-accounts is negative. Conversely, if a significant portion of your Account Value is allocated to the AST Investment Grade Bond Sub-account and that Sub-account has negative performance, the formula may transfer additional amounts from your Permitted Sub-accounts to the AST Investment Grade Bond Sub-account even if the performance of your Permitted Sub-accounts is positive.
If you make additional Purchase Payments to your Annuity, they will be allocated in accordance with your Annuity. Once allocated, they will also be subject to the formula described above and therefore may be transferred to the AST Investment Grade Bond Sub-account, if dictated by the formula and subject to the 90% cap feature.
Any Account Value in the AST Investment Grade Bond Sub-account will not participate in the positive or negative investment experience of the Permitted Sub-accounts until it is transferred out of the AST Investment Grade Bond Sub-account.
Additional Tax Considerations
If you purchase an annuity as an investment vehicle for “qualified” investments, including an IRA, SEP-IRA, Tax Sheltered Annuity (or 403(b)) or employer plan under Code Section 401(a), the required minimum distribution rules under the Code provide that you begin receiving periodic amounts from your annuity beginning after age 70  1/2. For a Tax Sheltered Annuity or a 401(a) plan for which the participant is not a greater than five (5) percent owner of the employer, this required beginning date can generally be deferred to retirement, if later. Roth IRAs are not subject to these rules during the owner’s lifetime. The amount required under the Code may exceed the Annual Income Amount, which will cause us to increase the Annual Income Amount in any Annuity Year that required minimum distributions due from your Annuity are greater than such amounts. Please note that any withdrawal (except the Non-Lifetime Withdrawal) you take prior to the Tenth Anniversary, even if withdrawn to satisfy required minimum distribution rules, will cause you to lose the ability to receive the Return of Principal Guarantee and the guaranteed amount described above under “Key Feature – Protected Withdrawal Value”.
As indicated, withdrawals made while this benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. Please see the Tax Considerations section of the prospectus for a detailed discussion of the tax treatment of withdrawals. We do not address each potential tax scenario that could arise with respect to this benefit here. However, we do note that if you participate in Highest Daily Lifetime 7 Plus through a nonqualified annuity, as with all withdrawals, once all purchase payments are returned under the Annuity, all subsequent withdrawal amounts will be taxed as ordinary income.
If you take a partial withdrawal to satisfy RMD and designate that withdrawal as a Non-Lifetime Withdrawal, please note all Non-Lifetime Withdrawal provisions will apply.
Highest Daily Lifetime 7 Plus with Beneficiary Income Option
Effective September 14, 2012, we no longer accept additional Purchase Payments for Annuities with the Highest Daily Lifetime 7 Plus with Beneficiary Income Option.
We previously offered an optional death benefit feature under Highest Daily Lifetime 7 Plus, the amount of which is linked to your Annual Income Amount. We refer to this optional death benefit as the Beneficiary Income Option or BIO. Highest Daily Lifetime 7 Plus with BIO is no longer available for new elections. Please note that if you terminate Highest Daily Lifetime 7 Plus with BIO and elect any other available living benefit you lose the guarantees that you had accumulated under your existing benefit and we will base any guarantees under the new benefit on your Account Value as of the date the new benefit becomes active. As long as your Highest Daily Lifetime 7 Plus with Beneficiary Income Option is in effect, you must allocate your Account Value in accordance with the then permitted and available investment option(s) with this benefit. This benefit could be elected, provided that all owners and beneficiaries are natural persons or an agent acting for a natural person.
If you elected this death benefit, you could not elect any other optional benefit. You could have elected the Beneficiary Income Option death benefit so long as the Annuitant was no older than age 75 at the time of election and met the Highest Daily Lifetime 7 Plus age requirements. For purposes of this optional death benefit, we calculate the Annual Income Amount and Protected Withdrawal Value in the same manner that we do under Highest Daily Lifetime 7 Plus itself. However, we will stop determining the Periodic Value (as described above) on the earlier of your first Lifetime Withdrawal after the effective date of the benefit or the Tenth Anniversary Date. This means that under the Highest Daily Lifetime 7 Plus with BIO benefit you will not be eligible for the guaranteed minimum Periodic Values described above on the 20th and 25th Anniversary of the Benefit Effective Date. If you choose the Highest Daily Lifetime 7 Plus with BIO, the maximum charge is 2.00% of the greater of Account Value and the Protected Withdrawal Value (“PWV”) annually. The current charge is 1.10% annually of the greater of the Account Value and the PWV. We deduct this charge on each quarterly anniversary of the benefit effective date. Thus, on each such quarterly anniversary (or the next Valuation Day, if the quarterly anniversary is not a Valuation Day), we deduct 0.275% of the greater of the prior day’s Account Value or the prior day’s Protected Withdrawal Value at the end of the quarter. We deduct the fee pro rata from each of the Sub-accounts including the AST Investment Grade Bond Sub-account and from the DCA Fixed Rate Option (if applicable). Because the fee for this benefit is based on the greater of the Account Value or the Protected Withdrawal Value, the fee for Highest Daily Lifetime 7 Plus with the Beneficiary Income Option may be greater than it would have been based on the Account Value alone. If the fee to be deducted exceeds the current Account Value, we will reduce the Account Value to zero and, continue the benefit as described below.
Upon a death that triggers payment of a death benefit under the Annuity, we identify the following amounts: (a) the amount of the basic death benefit under the Annuity, (b) the Protected Withdrawal Value, and (c) the Annual Income Amount. If there were no Lifetime Withdrawals prior to the date of death, then we calculate the Protected Withdrawal Value for purposes of this death benefit as of the date of death, and we calculate the Annual Income Amount as if there were a withdrawal on the date of death. If there were Lifetime Withdrawals prior to the date of death, then we set the Protected Withdrawal Value and Annual Income Amount for purposes of this death benefit as of the date that we receive due proof of death.
If there is one beneficiary, he/she must choose to receive either the basic death benefit (in a lump sum or other permitted form of distribution) or the Beneficiary Income Option death benefit (in the form of periodic payments of the Annual Income Amount – such payments may be annual or at other intervals that we permit). If there are multiple beneficiaries, each beneficiary is presented with the same choice. Each beneficiary can choose to take his/her portion of either (a) the basic death benefit, or (b) the Beneficiary Income Option death benefit. If chosen, for qualified Annuities, the Beneficiary Income Option death benefit payments must begin no later than December 31st of the year following the annuity owner’s date of death. For nonqualified Annuities, the Beneficiary Income Option death benefit payments must begin no later than one year after the owner’s date of death. For nonqualified annuities, if the beneficiary is other than an individual, payment under the Beneficiary Income Option may be limited to a period not exceeding five years from the owner’s date of death. In order to receive the Beneficiary Income Option death benefit, each beneficiary’s share of the death benefit proceeds must be allocated as a percentage of the total death benefit to be paid. We allow a beneficiary who has opted to receive the Annual Income Amount to designate another beneficiary, who would receive any remaining payments upon the former beneficiary’s death. Note also that the final payment, exhausting the Protected Withdrawal Value, may be less than the Annual Income Amount.
Here is an example to illustrate how the death benefit may be paid:

▪
Assume that (i) the basic death benefit is $50,000, the Protected Withdrawal Value is $100,000, and the Annual Income Amount is $5,000; (ii) there are two beneficiaries (the first designated to receive 75% of the death benefit and the second designated to receive 25% of the death benefit); (iii) the first beneficiary chooses to receive his/her portion of the death benefit in the form of the Annual Income Amount, and the second beneficiary chooses to receive his/her portion of the death benefit with reference to the basic death benefit.

▪
Under those assumptions, the first beneficiary will be paid a pro-rated portion of the Annual Income Amount for 20 years (the 20 year payout period is derived from the $5,000 Annual Income Amount, paid each year until it exhausts the entire $100,000 Protected Withdrawal Value). The pro-rated portion of the Annual Income Amount, equal to $3,750 annually (i.e., the first beneficiary’s 75% share multiplied by $5,000), is then paid each year for the 20 year period. Payment of $3,750 for 20 years results in total payments of $75,000 (i.e., the first beneficiary’s 75% share of the $100,000 Protected Withdrawal Value). The second beneficiary would receive 25% of the basic death benefit amount (or $12,500).

If you elect to terminate Highest Daily Lifetime 7 Plus with Beneficiary Income Option, both Highest Daily Lifetime 7 Plus and that death benefit option will be terminated. You may not terminate the death benefit option without terminating the entire benefit. If you terminate Highest Daily Lifetime 7 Plus with Beneficiary Income Option, your ability to elect other optional living benefits will be affected as indicated in the “Election of and Designations under the Benefit” section above.
Highest Daily Lifetime 7 Plus with Lifetime Income AcceleratorSm
Effective September 14, 2012, we no longer accept additional Purchase Payments for Annuities with the Highest Daily Lifetime 7 Plus with Lifetime Income Accelerator.
In the past, we offered a version of Highest Daily Lifetime 7 Plus called Highest Daily Lifetime 7 Plus with Lifetime Income Accelerator (“Highest Daily Lifetime 7 Plus with LIA”). You could choose Highest Daily Lifetime 7 Plus with or without also electing LIA, however you could not elect LIA without Highest Daily Lifetime 7 Plus and you could elect the LIA benefit at the time you elect Highest Daily Lifetime 7 Plus. Please note that if you terminate Highest Daily Lifetime 7 Plus with LIA and elect any other available living benefit you lose the guarantees that you had accumulated under your existing benefit and we will base any guarantees under the new benefit on your Account Value as of the date the new benefit becomes active. If you elected this benefit, you may not have elected any other optional benefit. As long as your Highest Daily Lifetime 7 Plus with LIA benefit is in effect, you must allocate your Account Value in accordance with the then permitted and available investment option(s) with this benefit. The income benefit under Highest Daily Lifetime 7 Plus with LIA was based on a single “designated life” who was between the ages of 45 and 75 on the date that the benefit is elected. All terms and conditions of Highest Daily Lifetime 7 Plus apply to this version of the benefit, except as described herein.

Highest Daily Lifetime 7 Plus with LIA is not long-term care insurance and should not be purchased as a substitute for long-term care insurance. The income you receive through the Lifetime Income Accelerator may be used for any purpose, and it may or may not be sufficient to address expenses you may incur for long-term care. You should seek professional advice to determine your financial needs for long-term care.
Highest Daily Lifetime 7 Plus with LIA guarantees, until the death of the single designated life, the ability to withdraw an amount equal to double the Annual Income Amount (which we refer to as the “LIA Amount”) if you meet the conditions set forth below. If you choose the Highest Daily Lifetime 7 Plus with LIA, the maximum charge is 2.00% of the greater of Account Value and the Protected Withdrawal Value (“PWV”) annually. The current charge is 1.10% annually of the greater of Account Value and the PWV. We deduct this charge on each quarterly anniversary of the benefit effective date. Thus, on each such quarterly anniversary (or the next Valuation Day, if the quarterly anniversary is not a Valuation Day), we deduct 0.275% of the greater of the prior day’s Account Value, or the prior day’s Protected Withdrawal Value at the end of the quarter. We deduct the fee pro rata from each of the Sub-accounts including the AST Investment Grade Bond Sub-account and the DCA Fixed Rate Option (if applicable). Since this fee is based on the greater of Account Value or the Protected Withdrawal Value, the fee for Highest Daily Lifetime 7 Plus with LIA may be greater than it would have been, had it been based on the Account Value alone. If the fee to be deducted exceeds the current Account Value, we will reduce the Account Value to zero, and continue the benefit as described below.
If this benefit is being elected on an Annuity held as a 403(b) plan, then in addition to meeting the eligibility requirements listed below for the LIA Amount you must separately qualify for distributions from the 403(b) plan itself.
Eligibility Requirements for LIA Amount. Both a waiting period of 36 months from the benefit effective date, and an elimination period of 120 days from the date of notification that one or both of the requirements described immediately below have been met, apply before you can become eligible for the LIA Amount. Assuming the 36 month waiting period has been met and we have received the notification referenced in the immediately preceding sentence, the LIA amount would be available for withdrawal on the Valuation Day immediately after the 120th day. The waiting period and the elimination period may run concurrently. In addition to satisfying the waiting and elimination period, at least one of the following requirements (“LIA conditions”) must be met.

(1)
The designated life is confined to a qualified nursing facility. A qualified nursing facility is a facility operated pursuant to law or any state licensed facility providing medically necessary in-patient care which is prescribed by a licensed physician in writing and based on physical limitations which prohibit daily living in a non-institutional setting.

(2)	The designated life is unable to perform two or more basic abilities of caring for oneself or “activities of daily living.” We define these basic abilities as:

i.	Eating: Feeding oneself by getting food into the body from a receptacle (such as a plate, cup or table) or by a feeding tube or intravenously.

ii.	Dressing: Putting on and taking off all items of clothing and any necessary braces, fasteners or artificial limbs.

iii.	Bathing: Washing oneself by sponge bath; or in either a tub or shower, including the task of getting into or out of the tub or shower.

iv.	Toileting: Getting to and from the toilet, getting on and off the toilet, and performing associated personal hygiene.

v.	Transferring: Moving into or out of a bed, chair or wheelchair.

vi.
Continence: Maintaining control of bowel or bladder function; or when unable to maintain control of bowel or bladder function, the ability to perform personal hygiene (including caring for catheter or colostomy bag).

You must notify us when the LIA conditions have been met. If, when we receive such notification, there are more than 120 days remaining until the end of the waiting period described above, you will not be eligible for the LIA Amount. If there are 120 days or less remaining until the end of the waiting period when we receive notification that the LIA conditions are met, we will determine eligibility for the LIA Amount through our then current administrative process, which may include, but is not limited to, documentation verifying the LIA conditions and/or an assessment by a third party of our choice. Such assessment may be in person and we will assume any costs associated with the aforementioned assessment. Once eligibility is determined, the LIA Amount is equal to double the Annual Income Amount as described above under the Highest Daily Lifetime 7 Plus benefit.
Additionally, once eligibility is determined, we will reassess your eligibility on an annual basis although your LIA benefit for the year that immediately precedes our reassessment will not be affected if it is determined that you are no longer eligible. Your first reassessment may occur in the same year as your initial assessment. If we determine that you are no longer eligible to receive the LIA Amount, the Annual Income Amount would replace the LIA Amount on the next Annuity Anniversary (the “ineligibility effective date”). However, 1) if you were receiving income through a systematic withdrawal program that was based on your LIA Amount; 2) you subsequently become ineligible to receive your LIA Amount, and 3) we do not receive new withdrawal instructions from you prior to the ineligibility effective date, we will cancel such systematic withdrawal program on the ineligibility effective date. You will be notified of your subsequent ineligibility and the date systematic withdrawal payments will stop before either occur. If any existing systematic withdrawal program is canceled, you must enroll in a new systematic withdrawal program if you wish to receive income on a systematic basis. You may establish a new or make changes to any existing systematic withdrawal program at any time by contacting our Annuity Service Office. All “Excess Income” conditions described above in “Key Feature – Annual Income Amount under the Highest Daily Lifetime 7 Plus Benefit” would apply. There is no limit on the number of times you can become eligible for the LIA Amount, however, each time would require the completion of the 120-day elimination period, notification that the designated life meets the LIA conditions, and determination, through our then current administrative process, that you are eligible for the LIA Amount, each as described above.
LIA Amount at the First Lifetime Withdrawal.
If your first Lifetime Withdrawal subsequent to election of Highest Daily Lifetime 7 Plus with LIA occurs while you are eligible for the LIA Amount, the available LIA Amount is equal to double the Annual Income Amount.

LIA Amount After the First Lifetime Withdrawal.
If you become eligible for the LIA Amount after you have taken your first Lifetime Withdrawal, the available LIA amount for the current and subsequent Annuity Years is equal to double the then current Annual Income Amount, however the available LIA amount in the current Annuity Year is reduced by any Lifetime Withdrawals that have been taken in the current Annuity Year. Cumulative Lifetime Withdrawals in an Annuity Year which are less than or equal to the LIA Amount (when eligible for the LIA amount) will not reduce your LIA Amount in subsequent Annuity Years, but any such withdrawals will reduce the LIA Amount on a dollar-for-dollar basis in that Annuity Year.
Withdrawals in Excess of the LIA Amount.
If your cumulative Lifetime Withdrawals in an Annuity Year are in excess of the LIA Amount when you are eligible (“Excess Withdrawal”), your LIA Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the excess portion of the withdrawal to the Account Value immediately prior to the Excess Withdrawal. Reductions include the actual amount of the withdrawal, including any CDSC that may apply. Withdrawals of any amount (excluding the Non-Lifetime Withdrawal) up to and including the LIA Amount will reduce the Protected Withdrawal Value by the amount of the withdrawal. Excess Withdrawals will reduce the Protected Withdrawal Value by the same ratio as the reduction to the LIA Amount. Any withdrawals that are less than or equal to the LIA amount (when eligible) but in excess of the free withdrawal amount available under this Annuity will not incur a CDSC.
Withdrawals are not required. However, subsequent to the first Lifetime Withdrawal, the LIA Amount is not increased in subsequent Annuity Years if you decide not to take a withdrawal in an Annuity Year or take withdrawals in an Annuity Year that in total are less than the LIA Amount.
Purchase Payments. If you are eligible for the LIA Amount as described under “Eligibility Requirements for LIA Amount” and you make an additional Purchase Payment, we will increase your LIA Amount by double the amount we add to your Annual Income Amount.
Step Ups. If your Annual Income Amount is stepped up, your LIA Amount will be stepped up to equal double the stepped up Annual Income Amount.
Guarantee Payments. If your Account Value is reduced to zero as a result of cumulative withdrawals that are equal to or less than the LIA Amount when you are eligible, or as a result of the fee that we assess for Highest Daily Lifetime 7 Plus with LIA, and there is still a LIA Amount available, we will make an additional payment for that Annuity Year equal to the remaining LIA Amount. If you have not begun taking Lifetime Withdrawals and your Account Value is reduced to zero as a result of the fee we assess for Highest Daily Lifetime 7 Plus with LIA, we will calculate the Annual Income Amount and any LIA amount if you are eligible, as if you made your first Lifetime Withdrawal on the date the Account Value was reduced to zero and Lifetime Withdrawals will begin on the next Annuity Anniversary. If this were to occur, you are not permitted to make additional purchase payments to your Annuity. Thus, in these scenarios, the remaining LIA Amount would be payable even though your Account Value was reduced to zero. In subsequent Annuity Years we make payments that equal the LIA Amount as described in this section. The portion of such payments equal to the Annual Income Amount will be treated as an Annuity Payment for tax purposes. The excess above the Annual Income Amount will be treated as a nonperiodic withdrawal. Please see the Tax Considerations section for more information. We will make payments until the death of the single designated life. Should the designated life no longer qualify for the LIA amount (as described under “Eligibility Requirements for LIA Amount” above), the Annual Income Amount would continue to be available. Subsequent eligibility for the LIA Amount would require the completion of the 120 day elimination period as well as meeting the LIA conditions listed above under “Eligibility Requirements for LIA Amount”. To the extent that cumulative withdrawals in the current Annuity Year that reduce your Account Value to zero are more than the LIA Amount (except in the case of required minimum distributions), Highest Daily Lifetime 7 Plus with LIA terminates, and no additional payments are permitted.
Annuity Options. In addition to the Highest Daily Lifetime 7 Plus Annuity Options described above, after the Tenth Anniversary you may also request that we make annuity payments each year equal to the Annual Income Amount. In any year that you are eligible for the LIA Amount, we make payments equal to the LIA Amount. The portion of such payments equal to the Annual Income Amount will be treated as an Annuity Payment for tax purposes. The excess above the Annual Income Amount will be treated as a nonperiodic withdrawal. Please see the Tax Considerations section for more information. If you would receive a greater payment by applying your Account Value to receive payments for life under your Annuity, we will pay the greater amount. Annuitization prior to the Tenth Anniversary will forfeit any present or future LIA amounts. We will continue to make payments until the death of the Designated Life. If this option is elected, the Annual Income Amount and LIA Amount will not increase after annuity payments have begun.
If you elect Highest Daily Lifetime 7 Plus with LIA, and never meet the eligibility requirements you will not receive any additional payments based on the LIA Amount.
SPOUSAL HIGHEST DAILY LIFETIME® 7 PLUS INCOME BENEFIT (SHD7 Plus)
Effective September 14, 2012, we no longer accept additional Purchase Payments for Annuities with the Spousal Highest Daily Lifetime 7 Plus benefit.
Spousal Highest Daily Lifetime 7 Plus is the spousal version of Highest Daily Lifetime 7 Plus. We no longer offer Spousal Highest Daily Lifetime 7 Plus. If you elected Spousal Highest Daily Lifetime 7 Plus and subsequently terminate the benefit, you may elect another available living benefit, subject to our current rules. See “Termination of Existing Benefits and Election New Benefits”. Please note that if you terminate Spousal Highest Daily Lifetime 7 Plus and elect another benefit, you lose the guarantees that you had accumulated under your existing benefit and we will base any guarantees under the new benefit on your Account Value as of the date the new benefit becomes active. Spousal Highest Daily Lifetime 7 Plus could have been elected based on two Designated Lives, as described below. The youngest Designated Life must have been at least 50 years old and the oldest Designated Life must have been at least 55 years old when the benefit was elected. Spousal Highest Daily Lifetime 7 Plus is not available if you elected any other optional benefit. As long as your Spousal Highest Daily Lifetime 7 Plus Benefit is in effect, you must allocate your Account Value in accordance with the then permitted and available investment option(s) with this benefit. For a more detailed description of permitted investment options, see the “Investment Options” section in this prospectus.
We previously offered a benefit that guarantees until the later death of two natural persons who are each other’s spouses at the time of election of the benefit (the “Designated Lives”, and each, a “Designated Life”) the ability to withdraw an annual amount (the “Annual Income Amount”) equal to a percentage of an initial principal value (the “Protected Withdrawal Value”) regardless of the impact of Sub-account performance on the Account Value, subject to our rules regarding the timing and amount of withdrawals. You are guaranteed to be able to withdraw the Annual Income Amount for the lives of the Designated Lives (“Lifetime Withdrawals”) provided you have not made “excess withdrawals” that have resulted in your Account Value being reduced to zero. We also permit a one-time Non-Lifetime Withdrawal from your Annuity prior to taking Lifetime Withdrawals under the benefit. The benefit may be appropriate if you intend to make periodic withdrawals from your Annuity, wish to ensure that Sub-account performance will not affect your ability to receive annual payments, and wish either spouse to be able to continue the Spousal Highest Daily Lifetime 7 Plus benefit after the death of the first spouse. You are not required to make withdrawals as part of the benefit – the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the benefit. As discussed below, we require that you participate in our pre-determined mathematical formula in order to participate in Spousal Highest Daily Lifetime 7 Plus. Withdrawals are taken first from your own Account Value. We are only required to begin making lifetime income payments to you under our guarantee when and if your Account Value is reduced to zero (unless the benefit has terminated).
Although you are guaranteed the ability to withdraw your Annual Income Amount for life even if your Account Value falls to zero, if you take an excess withdrawal that brings your Account Value to zero, it is possible that your Annual Income Amount could also fall to zero. In that scenario, no further amount would be payable under Spousal Highest Daily Lifetime 7 Plus.
Key Feature – Protected Withdrawal Value
The Protected Withdrawal Value is used to calculate the initial Annual Income Amount. The Protected Withdrawal Value is separate from your Account Value and not available as cash or a lump sum. On the effective date of the benefit, the Protected Withdrawal Value is equal to your Account Value. On each Valuation Day thereafter until the date of your first Lifetime Withdrawal (excluding any Non-Lifetime Withdrawal discussed below), the Protected Withdrawal Value is equal to the “Periodic Value” described in the next paragraph.
The “Periodic Value” initially is equal to the Account Value on the effective date of the benefit. On each Valuation Day thereafter until the first Lifetime Withdrawal, we recalculate the Periodic Value. We stop determining the Periodic Value upon your first Lifetime Withdrawal after the effective date of the benefit. On each Valuation Day (the “Current Valuation Day”), the Periodic Value is equal to the greater of:

(1)
the Periodic Value for the immediately preceding business day (the “Prior Valuation Day”) appreciated at the daily equivalent of 7% annually during the calendar day(s) between the Prior Valuation Day and the Current Valuation Day (i.e., one day for successive Valuation Days, but more than one calendar day for Valuation Days that are separated by weekends and/or holidays), plus the amount of any adjusted Purchase Payment made on the Current Valuation Day (the Periodic Value is proportionally reduced for any Non-Lifetime Withdrawal); and

(2)	the Account Value.
If you have not made a Lifetime Withdrawal on or before the 10th, 20th, or 25th Anniversary of the effective date of the benefit, your Periodic Value on the 10th, 20th, or 25th Anniversary of the benefit effective date is equal to the greater of:

(1)	the Periodic Value described above or,

(2)	the sum of (a), (b) and (c) (proportionally reduced for any Non-Lifetime Withdrawal):

(a)	200% (on the 10th anniversary), 400% (on the 20th anniversary) or 600% (on the 25th anniversary) of the Account Value on the effective date of the benefit;

(b)	200% (on the 10th anniversary), 400% (on the 20th anniversary) or 600% (on the 25th anniversary) of all adjusted purchase payments made within one year following the effective date of the benefit; and

(c)	All adjusted purchase payments made after one year following the effective date of the benefit.
If you elect Spousal Highest Daily Lifetime 7 Plus with Beneficiary Income Option (“BIO”) (see below), we will stop determining the Periodic Value (as described above) on the earlier of your first Lifetime Withdrawal after the effective date of the benefit or the Tenth Anniversary of the effective date of the benefit (“Tenth Anniversary”). This means that under the Spousal Highest Daily Lifetime 7 Plus with BIO benefit you will not be eligible for the guaranteed minimum Periodic Values described above on the 20th and 25th Anniversary of the Benefit Effective Date.
On and after the date of your first Lifetime Withdrawal, your Protected Withdrawal Value is increased by the amount of any subsequent purchase payments, is reduced by withdrawals, including your first Lifetime Withdrawal (as described below), and may be increased if you qualify for a step-up (as described below).
Return of Principal Guarantee
If you have not made a Lifetime Withdrawal before the Tenth Anniversary, we will increase your Account Value on that Tenth Anniversary (or the next Valuation Day, if that anniversary is not a Valuation Day), if the requirements set forth in this paragraph are met. On the Tenth Anniversary, we add:

a)	your Account Value on the day that you elected Spousal Highest Daily Lifetime 7 Plus proportionally reduced for any Non-Lifetime Withdrawal; and

b)
the sum of each Purchase Payment proportionally reduced for any subsequent Non-Lifetime Withdrawal (including the amount of any associated Credits) you made during the one-year period after you elected the benefit.

If the sum of (a) and (b) is greater than your Account Value on the Tenth Anniversary, we increase your Account Value to equal the sum of (a) and (b), by contributing funds from our general account. If the sum of (a) and (b) is less than or equal to your Account Value on the Tenth Anniversary, we make no such adjustment. The amount that we add to your Account Value under this provision will be allocated to each of your variable investment options (including the AST Investment Grade Bond Sub-account used with this benefit), in the same proportion that each such Sub-account bears to your total Account Value, immediately before the application of the amount. Any such amount will not be considered a Purchase Payment when calculating your Protected Withdrawal Value, your death benefit, or the amount of any optional benefit that you may have selected, and therefore will have no direct impact on any such values at the time we add this amount. Because the amount is added to your Account Value, it will also be subject to each charge under your Annuity based on Account Value. This potential addition to Account Value is available only if you have elected Spousal Highest Daily Lifetime 7 Plus and if you meet the conditions set forth in this paragraph. Thus, if you take a withdrawal, including a required minimum distribution, (other than a Non-Lifetime Withdrawal) prior to the Tenth Anniversary, you are not eligible to receive the Return of Principal Guarantee. The Return of Principal Guarantee is referred to as the Guaranteed Minimum Account Value Credit in the benefit rider.
Key Feature – Annual Income Amount under the Spousal Highest Daily Lifetime 7 Plus Benefit
The Annual Income Amount is equal to a specified percentage of the Protected Withdrawal Value at the first Lifetime Withdrawal and does not reduce in subsequent Annuity Years, as described below. The percentage initially depends on the age of the youngest Designated Life on the date of the first Lifetime Withdrawal after election of the benefit. The percentages are: 4% for ages 50 – less than 59 1/2, 5% for ages 59 1/2-79, 6% for ages 80 to 84, 7% for ages 85 to 89, and 8% for ages 90 and older. We use the age of the youngest Designated Life even if that Designated Life is no longer a participant under the Annuity due to death or divorce.
Under the Spousal Highest Daily Lifetime 7 Plus benefit, if your cumulative Lifetime Withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year. If your cumulative Lifetime Withdrawals in an Annuity Year are in excess of the Annual Income Amount for any Annuity Year (“Excess Income”), your Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions for this Annuity that comply with our rules) by the result of the ratio of the Excess Income to the Account Value immediately prior to such withdrawal (see examples of this calculation below). Reductions are based on the actual amount of the withdrawal, including any CDSC that may apply. Lifetime Withdrawals of any amount up to and including the Annual Income Amount will reduce the Protected Withdrawal Value by the amount of the withdrawal. Withdrawals of Excess Income will reduce the Protected Withdrawal Value by the same ratio as the reduction to the Annual Income Amount.
Note that if your withdrawal of the Annual Income Amount in a given Annuity Year exceeds the applicable free withdrawal amount under the Annuity (but is not considered Excess Income), we will not impose any CDSC on the amount of that withdrawal.
You may use the Systematic Withdrawal program to make withdrawals of the Annual Income Amount. Any systematic withdrawal will be deemed a Lifetime Withdrawal under this benefit.
Any Purchase Payment that you make subsequent to the election of Spousal Highest Daily Lifetime 7 Plus will (i) increase the then-existing Annual Income Amount by an amount equal to a percentage of the Purchase Payment (including the amount of any associated Credit) based on the age of the younger Annuitant at the time of the first Lifetime Withdrawal (the percentages are: 4% for ages 50 – less than 59 1/2, 5% for ages 59 1/2-79, 6% for ages 80-84, 7% for ages 85-89, and 8% for ages 90 and older), and (ii) increase the Protected Withdrawal Value by the amount of the Purchase Payment (including the amount of any associated Credit).
If your Annuity permits additional purchase payments, we may limit any additional purchase payment(s) if we determine that as a result of the timing and amounts of your additional purchase payments and withdrawals, the Annual Income Amount is being increased in an unintended fashion. Among the factors we will use in making a determination as to whether an action is designed to increase the Annual Income Amount in an unintended fashion is the relative size of additional purchase payment(s). Subject to state law, we reserve the right to not accept additional purchase payments if we are not then offering this benefit for new elections. We will exercise such reservation of right for all annuity purchasers in the same class in a nondiscriminatory manner. Effective September 14, 2012, we no longer accept additional Purchase Payments for Annuities with the Spousal Highest Daily Lifetime 7 Plus benefit.
Highest Daily Auto Step-Up
An automatic step-up feature (“Highest Daily Auto Step-Up”) is part of this benefit. As detailed in this paragraph, the Highest Daily Auto Step-Up feature can result in a larger Annual Income Amount subsequent to your first Lifetime Withdrawal. The Highest Daily Step-Up starts with the anniversary of the Issue Date of the Annuity (the “Annuity Anniversary”) immediately after your first Lifetime Withdrawal under the benefit. Specifically, upon the first such Annuity Anniversary, we identify the Account Value on each Valuation Day within the immediately preceding Annuity Year after your first Lifetime Withdrawal. Having identified the highest daily value (after all daily values have been adjusted for subsequent purchase payments and withdrawals), we then multiply that value by a percentage that varies based on the age of the youngest Designated Life on the Annuity Anniversary as of which the step-up would occur. The percentages are 4% for ages 50 – less than 59  1/2, 5% for ages 59  1/2-79, 6% for ages 80-84, 7% for ages 85-89, and 8% for ages 90 and older. If that value exceeds the existing Annual Income Amount, we replace the existing amount with the new, higher amount. Otherwise, we leave the existing Annual Income Amount intact. The Account Value on the Annuity Anniversary is considered the last daily step-up value of the Annuity Year. In later years (i.e., after the first Annuity Anniversary after the first Lifetime Withdrawal), we determine whether an automatic step-up should occur on each Annuity Anniversary by performing a similar examination of the Account Values that occurred on Valuation Days during the year. At the time that we increase your Annual Income Amount, we also increase your Protected Withdrawal Value to equal the highest daily value upon which your step-up was based only if that results in an increase to the Protected Withdrawal Value. Your Protected Withdrawal Value will never be decreased as a result of an income step-up. If, on the date that we implement a Highest Daily Auto Step-Up to your Annual Income Amount, the charge for Spousal Highest Daily Lifetime 7 Plus has changed for new purchasers, you may be subject to the new charge at the time of such step-up. Prior to increasing your charge for Spousal Highest Daily Lifetime 7 Plus upon a step-up, we would notify you, and give you the opportunity to cancel the automatic step-up feature. If you receive notice of a proposed step-up and accompanying fee increase, you should carefully evaluate whether the amount of the step-up justifies the increased fee to which you will be subject.
If you establish a Systematic Withdrawal program, we will not automatically increase the withdrawal amount when there is an increase to the Annual Income Amount.
The Spousal Highest Daily Lifetime 7 Plus benefit does not affect your ability to make withdrawals under your Annuity, or limit your ability to request withdrawals that exceed the Annual Income Amount. Under Spousal Highest Daily Lifetime 7 Plus, if your cumulative Lifetime Withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year.
If, cumulatively, you withdraw an amount less than the Annual Income Amount in any Annuity Year, you cannot carry-over the unused portion of the Annual Income Amount to subsequent Annuity Years.
Because each of the Protected Withdrawal Value and Annual Income Amount is determined in a way that is not solely related to Account Value, it is possible for the Account Value to fall to zero, even though the Annual Income Amount remains.
Examples of dollar-for-dollar and proportional reductions, and the Highest Daily Auto Step-Up are set forth below. The values shown here are purely hypothetical, and do not reflect the charges for the Spousal Highest Daily Lifetime 7 Plus benefit or any other fees and charges. Assume the following for all three examples:

▪	The Issue Date is December 1, 2008

▪	The Spousal Highest Daily Lifetime 7 Plus benefit is elected on March 5, 2009

▪	The younger Designated Life was 70 years old when he/she elected the Spousal Highest Daily Lifetime 7 Plus benefit.
Example of dollar-for-dollar reductions
On November 24, 2009, the Protected Withdrawal Value is $120,000, resulting in an Annual Income Amount of $6,000 (since the youngest designated life is between the ages of 59 1/2 and 79 at the time of the first Lifetime Withdrawal, the Annual Income Amount is 5% of the Protected Withdrawal Value, in this case 5% of $120,000). Assuming $2,500 is withdrawn from the Annuity on this date, the remaining Annual Income Amount for that Annuity Year (up to and including December 1, 2009) is $3,500. This is the result of a dollar-for-dollar reduction of the Annual Income Amount ($6,000 less $2,500 = $3,500).
Example of proportional reductions
Continuing the previous example, assume an additional withdrawal of $5,000 occurs on November 27, 2009 and the Account Value at the time and immediately prior to this withdrawal is $118,000. The first $3,500 of this withdrawal reduces the Annual Income Amount for that Annuity Year to $0. The remaining withdrawal amount of $1,500 – reduces the Annual Income Amount in future Annuity Years on a proportional basis based on the ratio of the excess withdrawal to the Account Value immediately prior to the excess withdrawal. (Note that if there were other withdrawals in that Annuity Year, each would result in another proportional reduction to the Annual Income Amount).
Here is the calculation:

Account Value before Lifetime Withdrawal	$118,000.00
Less amount of “non” excess withdrawal	$3,500.00
Account Value immediately before excess withdrawal of $1,500	$114,500.00
Excess withdrawal amount	$1,500.00
Divided by Account Value immediately before excess withdrawal	$114,500.00
Ratio	1.31%
Annual Income Amount	$6,000.00
Less ratio of 1.31%	$78.60
Annual Income Amount for future Annuity Years	$5,921.40
Example of Highest Daily Auto Step-Up
On each Annuity Anniversary date, the Annual Income Amount is stepped-up if the appropriate percentage (based on the youngest Designated Life’s age on the Annuity Anniversary) of the highest daily value since your first Lifetime Withdrawal (or last Annuity Anniversary in subsequent years), adjusted for withdrawals and additional purchase payments, is higher than the Annual Income Amount, adjusted for excess withdrawals and additional purchase payments (including the amount of any associated Credits).

Continuing the same example as above, the Annual Income Amount for this Annuity Year is $6,000. However, the excess withdrawal on November 27 reduces the amount to $5,921.40 for future years (see above). For the next Annuity Year, the Annual Income Amount will be stepped up if 5% (since the youngest Designated Life is between 59 1/2 and 79 on the date of the potential step-up) of the highest daily Account Value adjusted for withdrawals and purchase payments (including credits), is higher than $5921.40. Here are the calculations for determining the daily values. Only the November 25 value is being adjusted for excess withdrawals as the November 30 and December 1 Valuation Days occur after the excess withdrawal on November 27.

Date*	Account value	Highest Daily Value (adjusted with withdrawal and purchase payments)**	Adjusted Annual Income Amount (5% of the Highest Daily Value)
November 25, 2009	$119,000.00	$119,000.00	$5,950.00
November 26, 2009		Thanksgiving Day
November 27, 2009	$113,000.00	$113,986.95	$5,699.35
November 30, 2009	$113,000.00	$113,986.95	$5,699.35
December 01, 2009	$119,000.00	$119,000.00	$5,950.00

*
In this example, the Annuity Anniversary date is December 1. The Valuation Dates are every day following the first Lifetime Withdrawal. In subsequent Annuity Years Valuation Dates will be every day following the Annuity Anniversary. The Annuity Anniversary Date of December 1 is considered the final Valuation Date for the Annuity Year.

**
In this example, the first daily value after the first Lifetime Withdrawal is $119,000 on November 25, resulting in an adjusted Annual Income Amount of $5,950.00. This amount is adjusted on November 27 to reflect the $5,000 withdrawal. The calculations for the adjustments are:

■
The Account Value of $119,000 on November 25 is first reduced dollar-for-dollar by $3,500 ($3,500 is the remaining Annual Income Amount for the Annuity Year), resulting in an adjusted Account Value of $115,500 before the excess withdrawal.

■
This amount ($115,500) is further reduced by 1.31% (this is the ratio in the above example which is the excess withdrawal divided by the Account Value immediately preceding the excess withdrawal) resulting in a Highest Daily Value of $113,986.95.

■
The adjusted Annual Income Amount is carried forward to the next Valuation Date of November 30. At this time, we compare this amount to 5% of the Account Value on November 30. Since the November 27 adjusted Annual Income Amount of $5,699.35 is higher than $5,650.00 (5% of $113,000), we continue to carry $5,699.35 forward to the next and final Valuation Date of December 1. The Account Value on December 1 is $119,000 and 5% of this amount is $5,950. Since this is higher than $5,699.35, the adjusted Annual Income Amount is reset to $5,950.00.

In this example, 5% of the December 1 value results in the highest amount of $5,950.00. Since this amount is higher than the current year’s Annual Income Amount of $5,921.40 adjusted for excess withdrawals, the Annual Income Amount for the next Annuity Year, starting on December 2, 2009 and continuing through December 1, 2010, will be stepped-up to $5,950.00.
Non-Lifetime Withdrawal Feature
You may take a one-time non-lifetime withdrawal (“Non-Lifetime Withdrawal”) under Spousal Highest Daily Lifetime 7 Plus. It is an optional feature of the benefit that you can only elect at the time of your first withdrawal. You cannot take a Non-Lifetime Withdrawal in an amount that would cause your Annuity’s Account Value, after taking the withdrawal, to fall below the minimum Surrender Value (see “Access to Account Value – Can I Surrender My Annuity for Its Value?”). This Non-Lifetime Withdrawal will not establish your initial Annual Income Amount and the Periodic Value above will continue to be calculated. However, the total amount of the withdrawal will proportionally reduce all guarantees associated with the Spousal Highest Daily Lifetime 7 Plus benefit. You must tell us if your withdrawal is intended to be the Non-Lifetime Withdrawal and not the first Lifetime Withdrawal under the Spousal Highest Daily Lifetime 7 Plus benefit. If you don’t elect the Non-Lifetime Withdrawal, the first withdrawal you make will be the first Lifetime Withdrawal that establishes your Protected Withdrawal Value and Annual Income Amount. Once you elect the Non-Lifetime Withdrawal or Lifetime Withdrawals, no additional Non-Lifetime Withdrawals may be taken.
The Non-Lifetime Withdrawal will proportionally reduce the Protected Withdrawal Value and the Return of Principal guarantee. It will also proportionally reduce the Periodic Value guarantees on the tenth, twentieth and twenty-fifth anniversaries of the benefit effective date (see description in “Key Feature – Protected Withdrawal Value,” above). It will reduce all three by the percentage the total withdrawal amount (including any applicable CDSC) represents of the then current Account Value immediately prior to the time of the withdrawal. The Non-Lifetime Withdrawal could result in a lower Annual Income Amount at the time you take your first Lifetime Withdrawal depending on the amount of the proportional reduction described above and duration of time between your Non-Lifetime and first Lifetime Withdrawal. As such, you should carefully consider when it is most appropriate for you to begin taking withdrawals under the benefit.
If you are participating in a Systematic Withdrawal program, the first withdrawal under the program cannot be classified as the Non-Lifetime Withdrawal. The first partial withdrawal in payment of any third party investment advisory service from your Annuity also cannot be classified as the Non-Lifetime Withdrawal.
Example – Non-Lifetime Withdrawal (proportional reduction)
This example is purely hypothetical and does not reflect the charges for the benefit or any other fees and charges. It is intended to illustrate the proportional reduction of the Non-Lifetime Withdrawal under this benefit.
Assume the following:

▪	The Issue Date is December 1, 2008

▪	The Spousal Highest Daily Lifetime 7 Plus benefit is elected on March 5, 2009

▪	The Account Value at benefit election was $105,000

▪	The younger Designated Life was 70 years old when he/she elected the Spousal Highest Daily Lifetime 7 Plus benefit

▪	No previous withdrawals have been taken under the Spousal Highest Daily Lifetime 7 Plus benefit
On May 2, 2009, the Protected Withdrawal Value is $125,000, the 10th benefit year minimum Periodic Value guarantee is $210,000, the 10th benefit year Return of Principal guarantee is $105,000, the 20th benefit year minimum Periodic Value guarantee is $420,000, the 25th benefit year minimum Periodic Value guarantee is $630,000 and the Account Value is $120,000. Assuming $15,000 is withdrawn from the Annuity on May 2, 2009 and is designated as a Non-Lifetime Withdrawal, all guarantees associated with the Spousal Highest Daily Lifetime 7 Plus benefit will be reduced by the ratio the total withdrawal amount represents of the Account Value just prior to the withdrawal being taken.
Here is the calculation:

Withdrawal Amount divided by	$15,000
Account Value before withdrawal	$120,000
Equals ratio	12.5%
All guarantees will be reduced by the above ratio (12.5%)
Protected Withdrawal Value	$109,375
10th benefit year Return of Principal	$91,875
10th benefit year Minimum Periodic Value	$183,750
20th benefit year Minimum Periodic Value	$367,500
25th benefit year Minimum Periodic Value	$551,250
Required Minimum Distributions
Withdrawals that exceed the Annual Income Amount, but which you are required to take as a required minimum distribution for this Annuity, will not reduce the Annual Income Amount for future years. No additional Annual Income Amounts will be available in an Annuity Year due to required minimum distributions unless the required minimum distribution amount is greater than the Annual Income Amount. Any withdrawal you take that exceeds the Annual Income Amount in Annuity Years that your required minimum distribution amount is not greater than the Annual Income Amount will be treated as an Excess Withdrawal under the benefit. If the required minimum distribution (as calculated by us for your Annuity and not previously withdrawn in the current calendar year) is greater than the Annual Income Amount, an amount equal to the remaining Annual Income Amount plus the difference between the required minimum distribution amount not previously withdrawn in the current calendar year and the Annual Income Amount will be available in the current Annuity Year without it being considered an excess withdrawal. In the event that a required minimum distribution is calculated in a calendar year that crosses more than one Annuity Year and you choose to satisfy the entire required minimum distribution for that calendar year in the next Annuity Year, the distribution taken in the next Annuity Year will reduce your Annual Income Amount in that Annuity Year on a dollar for dollar basis. If the required minimum distribution not taken in the prior Annuity Year is greater than the Annual Income Amount as guaranteed by the benefit in the current Annuity Year, the total required minimum distribution amount may be taken without being treated as an excess withdrawal.
Example – Required Minimum Distributions
The following example is purely hypothetical and is intended to illustrate a scenario in which the required minimum distribution amount in a given Annuity Year is greater than the Annual Income Amount.
Annual Income Amount = $5,000
Remaining Annual Income Amount = $3,000
Required Minimum Distribution = $6,000
The amount you may withdraw in the current Annuity Year without it being treated as an Excess Withdrawal is $4,000. ($3,000 + ($6,000 – $5,000) = $4,000).
If the $4,000 withdrawal is taken, the remaining Annual Income Amount will be zero and the remaining required minimum distribution amount of $2,000 may be taken in the subsequent Annuity Year (when your Annual Income Amount is reset to $5,000) without proportionally reducing all guarantees associated with the Spousal Highest Daily Lifetime 7 Plus benefit as described above. The amount you may withdraw in the subsequent Annuity Year if you choose not to satisfy the required minimum distribution in the current Annuity Year (assuming the Annual Income Amount in the subsequent Annuity Year is $5,000) without being treated as an Excess Withdrawal is $6,000. This withdrawal must comply with all IRS guidelines in order to satisfy the required minimum distribution for the current calendar year.
Benefits Under Spousal Highest Daily Lifetime 7 Plus

▪
To the extent that your Account Value was reduced to zero as a result of cumulative Lifetime Withdrawals in an Annuity Year that are equal to or less than the Annual Income Amount or as a result of the fee that we assess for Spousal Highest Daily Lifetime 7 Plus, and amounts are still payable under Spousal Highest Daily Lifetime 7 Plus, we will make an additional payment, if any, for that Annuity Year equal to the remaining Annual Income Amount for the Annuity Year. If you have not begun taking Lifetime Withdrawals and your Account Value is reduced to zero as a result of the fee we assess for Spousal Highest Daily Lifetime 7 Plus, we will calculate the Annual Income Amount as if you made your first Lifetime Withdrawal on the date the Account Value was reduced to zero and Lifetime Withdrawals will begin on the next Annuity Anniversary. If this were to occur, you are not permitted to make additional purchase payments to your Annuity. Thus, in these scenarios, the remaining Annual Income

Amount would be payable even though your Account Value was reduced to zero. In subsequent Annuity Years we make payments that equal the Annual Income Amount as described in this section. We will make payments until the death of the first of the Designated Lives to die, and will continue to make payments until the death of the second Designated Life. To the extent that cumulative withdrawals in the Annuity Year that reduced your Account Value to zero are more than the Annual Income Amount, the Spousal Highest Daily Lifetime 7 Plus benefit terminates, and no additional payments will be made. However, if a withdrawal in the latter scenario was taken to satisfy a required minimum distribution under the Annuity the benefit will not terminate, and we will continue to pay the Annual Income Amount in subsequent Annuity Years until the death of the second Designated Life.

▪
If Annuity payments are to begin under the terms of your Annuity, or if you decide to begin receiving Annuity payments and there is an Annual Income Amount due in subsequent Annuity Years, you can elect one of the following two options:

(1)	apply your Account Value to any Annuity option available; or

(2)
request that, as of the date Annuity payments are to begin, we make Annuity payments each year equal to the Annual Income Amount. We will make payments until the first of the Designated Lives to die, and will continue to make payments until the death of the second Designated Life. If, due to death of a Designated Life or divorce prior to annuitization, only a single Designated Life remains, then Annuity payments will be made as a life annuity for the lifetime of the Designated Life. We must receive your request in a form acceptable to us at our office.

▪
In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments as a joint and survivor or single (as applicable) life fixed annuity with ten payments certain, by applying the greater of the annuity rates then currently available or the annuity rates guaranteed in your Annuity. The amount that will be applied to provide such Annuity payments will be the greater of:

(1)
the present value of the future Annual Income Amount payments. Such present value will be calculated using the greater of the joint and survivor or single (as applicable) life fixed annuity rates then currently available or the joint and survivor or single (as applicable) life fixed annuity rates guaranteed in your Annuity; and

(2)	the Account Value.

▪	If no Lifetime Withdrawal was ever taken, we will calculate the Annual Income Amount as if you made your first Lifetime Withdrawal on the date the annuity payments are to begin.

▪
Please note that payments that we make under this benefit after the Annuity Anniversary coinciding with or next following the older of the owner or Annuitant’s 95 th birthday will be treated as annuity payments.

Other Important Considerations

▪
Withdrawals under the Spousal Highest Daily Lifetime 7 Plus benefit are subject to all of the terms and conditions of the Annuity, including any applicable CDSC for the Non-Lifetime Withdrawal as well as withdrawals that exceed the Annual Income Amount.

▪
Withdrawals made while the Spousal Highest Daily Lifetime 7 Plus benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. Any withdrawals made under the benefit will be taken pro-rata from the Sub-accounts (including the AST Investment Grade Bond Sub-account) and the DCA Fixed Rate Options (if you are participating in the 6 or 12 Month DCA Program). Withdrawals from the DCA Fixed Rate Options will be taken on a last-in, first-out basis.

▪
You can make withdrawals from your Annuity while your Account Value is greater than zero without purchasing the Spousal Highest Daily Lifetime 7 Plus benefit. The Spousal Highest Daily Lifetime 7 Plus benefit provides a guarantee that if your Account Value is reduced to zero (subject to program rules regarding the timing and amount of withdrawals), you will be able to receive your Annual Income Amount in the form of periodic benefit payments.

▪
You should carefully consider when to begin taking withdrawals. If you begin taking withdrawals early, you may maximize the time during which you may take withdrawals due to longer life expectancy, and you will be using an optional benefit for which you are paying a charge. On the other hand, you could limit the value of the benefit if you begin taking withdrawals too soon. For example, withdrawals reduce your Account Value and may limit the potential for increasing your Protected Withdrawal Value. You should discuss with your financial professional when it may be appropriate for you to begin taking withdrawals.

▪	If you are taking your entire Annual Income Amount through the Systematic Withdrawal program, you must take that withdrawal as a gross withdrawal, not a net withdrawal.

▪	Upon inception of the benefit, and to maintain the benefit, 100% of your Account Value must have been allocated to the Permitted Sub-accounts.

▪
You cannot allocate purchase payments or transfer Account Value to or from the AST Investment Grade Bond Portfolio Sub-account (as described below) if you elected this benefit. A summary description of the AST Investment Grade Bond Portfolio appears in the prospectus section entitled “What Are The Investment Objectives and Policies of The Portfolios?”. You can find a copy of the AST Investment Grade Bond Portfolio prospectus by going to www.prudentialannuities.com.

▪
Transfers to and from the elected Sub-accounts and the AST Investment Grade Bond Portfolio Sub-account triggered by the Spousal Highest Daily Lifetime 7 Plus pre-determined mathematical formula will not count toward the maximum number of free transfers allowable under an Annuity.

▪
You must allocate your Account Value in accordance with the then available investment option(s) that we may prescribe in order to maintain the Spousal Highest Daily Lifetime 7 Plus benefit. If, subsequent to your election of the benefit, we change our requirements for how Account Value must be allocated under the benefit, we will not compel you to re-allocate your Account Value in accordance with our newly adopted requirements. Subject to any change in requirements, transfers of Account Value and allocation of Additional purchase payments may be subject to new investment limitations.

▪
The maximum fee for Spousal Highest Daily Lifetime 7 Plus is 1.50% annually of the greater of Account Value and the Protected Withdrawal Value. The current fee for Spousal Highest Daily Lifetime 7 Plus is 0.90% annually of the greater of Account Value and the Protected Withdrawal Value. We deduct this fee on each quarterly anniversary of the benefit effective date. Thus, on each such quarterly anniversary (or the next Valuation Day, if the quarterly anniversary is not a Valuation Day), we deduct 0.225% of the greater of the prior day’s Account Value, or the prior day’s Protected Withdrawal Value at the end of the quarter. We deduct the fee pro rata from each of the Sub-accounts including the AST Investment Grade Bond Sub-account and from the DCA Fixed Rate Option (if applicable). Since this fee is based on the greater of the Account Value and the Protected Withdrawal Value, the fee for Spousal Highest Daily Lifetime 7 Plus may be greater than it would have been, had it been based on the Account Value alone. If the fee to be deducted exceeds the Account Value, we will reduce the Account Value to zero, and continue the benefit as described above. You will begin paying the charge for this benefit as of the effective date of the benefit, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid if you choose never to take any withdrawals and/or if you never receive any lifetime income payments.

▪
The Basic Death Benefit will terminate if withdrawals taken under Spousal Highest Daily Lifetime 7 Plus cause your Account Value to reduce to zero. Certain optional Death Benefits may terminate if withdrawals taken under Spousal Highest Daily Lifetime 7 Plus cause your Account Value to reduce to zero. (See “Death Benefit” for more information.)

Election of and Designations Under the Benefit
We no longer permit new elections of Spousal Highest Daily Lifetime 7 Plus. Spousal Highest Daily Lifetime 7 Plus could only be elected based on two Designated Lives. Designated Lives must be natural persons who are each other’s spouses at the time of election of the benefit. Spousal Highest Daily Lifetime 7 Plus only could be elected where the Owner, Annuitant, and Beneficiary designations are as follows:

▪
One Annuity Owner, where the Annuitant and the Owner are the same person and the beneficiary is the Owner’s spouse. The youngest Owner/Annuitant and the beneficiary must be at least 50 years old and the oldest must be at least 55 years old at the time of election; or

▪
Co-Annuity Owners, where the Owners are each other’s spouses. The beneficiary designation must be the surviving spouse, or the spouses named equally. One of the owners must be the Annuitant. The youngest Owner must be at least 50 years old and the oldest owner must be at least 55 years old at the time of election; or

▪
One Annuity Owner, where the Owner is a custodial account established to hold retirement assets for the benefit of the Annuitant pursuant to the provisions of Section 408(a) of the Code (or any successor Code section thereto) (“Custodial Account”), the beneficiary is the Custodial Account, and the spouse of the Annuitant is the Contingent Annuitant. The youngest of the Annuitant and the Contingent Annuitant must be at least 50 years old and the oldest must be at least 55 years old at the time of election.

We do not permit a change of Owner under this benefit, except as follows: (a) if one Owner dies and the surviving spousal Owner assumes the Annuity, or (b) if the Annuity initially is co-owned, but thereafter the Owner who is not the Annuitant is removed as Owner. We permit changes of beneficiary designations under this benefit. If the Designated Lives divorce, however, the Spousal Highest Daily Lifetime 7 Plus benefit may not be divided as part of the divorce settlement or judgment. Nor may the divorcing spouse who retains ownership of the Annuity appoint a new Designated Life upon re-marriage. Our current administrative procedure is to treat the division of an Annuity as a withdrawal from the existing Annuity. The non-owner spouse may then decide whether he or she wishes to use the withdrawn funds to purchase a new Annuity, subject to the rules that are current at the time of purchase.
Spousal Highest Daily Lifetime 7 Plus could have been elected at the time that you purchased your Annuity or after the Issue Date, subject to our eligibility rules and restrictions. See “Termination of Existing Benefits and Election of New Benefits” below for information pertaining to elections, termination and re-election of benefits. Please note that if you terminate a living benefit and elect a new living benefit, you lose the guarantees that you had accumulated under your existing benefit and we will base any guarantees under the new benefit on your Account Value as of the date the new benefit becomes active. We reserve the right to waive, change and/or further limit the election frequency in the future.
Termination of the Benefit
You may terminate the benefit at any time by notifying us. If you terminate the benefit, any guarantee provided by the benefit will terminate as of the date the termination is effective, and certain restrictions on re-election may apply. The benefit automatically terminates: (i) if upon the death of the first Designated Life, the surviving Designated Life opts to take the death benefit under the Annuity (thus, the benefit does not terminate solely because of the death of the first Designated Life), (ii) upon the death of the second Designated Life, (iii) upon your termination of the benefit, (iv) upon your surrender of the Annuity, (v) upon your election to begin receiving annuity payments (although if you have elected to take annuity payments in the form of the Annual Income Amount, we will continue to pay the Annual Income Amount), (vi) if both the Account Value and Annual Income Amount equal zero, or (vii) if you cease to meet our requirements as described in “Election of and Designations under the Benefit”.
Upon termination of Spousal Highest Daily Lifetime 7 Plus other than upon death of a Designated Life, we impose any accrued fee for the benefit (i.e., the fee for the pro-rated portion of the year since the fee was last assessed), and thereafter we cease deducting the charge for the benefit. With regard to your investment allocations, upon termination we will: (i) leave intact amounts that are held in the variable investment options, and (ii) transfer all amounts held in the AST Investment Grade Bond Portfolio Sub-account (as defined below) to your variable investment options based on your existing allocation instructions or (in the absence of such instruction) pro rata (i.e. in the same proportion as the current balances in your variable investment options).
How Spousal Highest Daily Lifetime 7 Plus Transfers Account Value between Your Permitted Sub-accounts And The AST Investment Grade Bond Sub-account
See “How Highest Daily Lifetime 7 Plus Transfers Account Value Between Your Permitted Sub-accounts and the AST Investment Grade Bond Sub-account” in this Prospectus for information regarding this component of the benefit.
Additional Tax Considerations
If you purchase an annuity as an investment vehicle for “qualified” investments, including an IRA, SEP-IRA, Tax Sheltered Annuity (or 403(b)) or employer plan under Code Section 401(a), the required minimum distribution rules under the Code provide that you begin receiving periodic amounts from your annuity beginning after age 70  1/2 . For a Tax Sheltered Annuity or a 401(a) plan for which the participant is not a greater than five (5) percent owner of the employer, this required beginning date can generally be deferred to retirement, if later. Roth IRAs are not subject to these rules during the owner’s lifetime. The amount required under the Code may exceed the Annual Income Amount, which will cause us to increase the Annual Income Amount in any Annuity Year that required minimum distributions due from your Annuity are greater than such amounts. Please note that any withdrawal (except the Non-Lifetime Withdrawal) you take prior to the Tenth Anniversary, even if withdrawn to satisfy required minimum distribution rules, will cause you to lose the ability to receive the Return of Principal Guarantee and the guaranteed amount described above under “Key Feature – Protected Withdrawal Value”.
As indicated, withdrawals made while this benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. Please see the Tax Considerations section of the prospectus for a detailed discussion of the tax treatment of withdrawals. We do not address each potential tax scenario that could arise with respect to this benefit here. However, we do note that if you participate in Spousal Highest Daily Lifetime 7 Plus through a nonqualified annuity, as with all withdrawals, once all purchase payments are returned under the Annuity, all subsequent withdrawal amounts will be taxed as ordinary income.
If you take a partial withdrawal to satisfy RMD and designate that withdrawal as a Non-Lifetime Withdrawal, please note all Non-Lifetime Withdrawal provisions will apply.
Spousal Highest Daily Lifetime 7 Plus with Beneficiary Income Option
Effective September 14, 2012, we no longer accept additional Purchase Payments for Annuities with the Spousal Highest Daily Lifetime 7 Plus with Beneficiary Income Option.
We previously offered an optional death benefit feature under Spousal Highest Daily Lifetime 7 Plus, the amount of which is linked to your Annual Income Amount. We refer to this optional death benefit as the Beneficiary Income Option or BIO. Spousal Highest Daily Lifetime 7 Plus with BIO is no longer available for new elections. You could choose Spousal Highest Daily Lifetime 7 Plus with or without also selecting the Beneficiary Income Option death benefit. However, you could not elect the Beneficiary Income Option without Spousal Highest Daily Lifetime 7 Plus and you could elect the Beneficiary Income Option death benefit at the time you elect Spousal Highest Daily Lifetime 7 Plus. Please note that if you terminate Spousal Highest Daily Lifetime 7 Plus with BIO and elect any available living benefit you lose the guarantees that you had accumulated under your existing benefit and we will base any guarantees under the new benefit on your Account Value as of the date the new benefit becomes active. As long as your Spousal Highest Daily Lifetime 7 Plus with Beneficiary Income Option is in effect, you must allocate your Account Value in accordance with the then permitted and available investment option(s) with this benefit.
If you elected the Beneficiary Income Option death benefit, you could not elect any other optional benefit. You could elect the Beneficiary Income Option death benefit so long as each Designated Life is no older than age 75 at the time of election and the Spousal Highest Daily Lifetime 7 Plus age requirements are met. This death benefit is not transferable in the event of a divorce, nor may the benefit be split in accordance with any divorce proceedings or similar instrument of separation. If you choose the Spousal Highest Daily Lifetime 7 Plus with BIO, the maximum charge is 2.00% of the greater of Account Value and the Protected Withdrawal Value (“PWV”) annually. The current charge is 1.10% annually of the greater of Account Value and the PWV. We deduct this charge on each quarterly anniversary of the benefit effective date. Thus, on each such quarterly anniversary (or the next Valuation Day, if the quarterly anniversary is not a Valuation Day), we deduct 0.275% of the greater of the prior day’s Account Value or the prior day’s Protected Withdrawal Value at the end of the quarter. We deduct the fee pro rata from each of the Sub-accounts, including the AST Investment Grade Bond Sub-account and from the DCA Fixed Rate Option (if applicable). Because the fee for this benefit is based on the greater of the Account Value or the Protected Withdrawal Value, the fee for Spousal Highest Daily Lifetime 7 Plus with the Beneficiary Income Option may be greater than it would have been based on the Account Value alone. If the fee to be deducted exceeds the current Account Value, we will reduce the Account Value to zero, and continue the benefit as described below.
For purposes of this optional death benefit, we calculate the Annual Income Amount and Protected Withdrawal Value in the same manner that we do under Spousal Highest Daily Lifetime 7 Plus itself. However, we will stop determining the Periodic Value (as described above) on the earlier of your first Lifetime Withdrawal after the effective date of the benefit or the Tenth Anniversary Date. This means that under the Spousal Highest Daily Lifetime 7 Plus with BIO benefit you will not be eligible for the guaranteed minimum Periodic Values described above on the 20th and 25th Anniversary of the Benefit Effective Date. Upon the first death of a Designated Life, no amount is payable under the Beneficiary Income Option death benefit. Upon the second death of a Designated Life, we identify the following amounts: (a) the amount of the basic death benefit under the Annuity, (b) the Protected Withdrawal Value (less any credits associated with purchase payments applied within 12 months prior to the date of death), and (c) the Annual Income

Amount. If there were no Lifetime Withdrawals prior to the date of death of the second Designated Life, then we calculate the Protected Withdrawal Value for purposes of this death benefit as of the date of death of the second Designated Life, and we calculate the Annual Income Amount as if there were a Lifetime Withdrawal on the date of death of the second Designated Life. If there were Lifetime Withdrawals prior to the date of death of the second Designated Life, then we set the Protected Withdrawal Value and Annual Income Amount for purposes of this death benefit as of the date that we receive due proof of death.
If there is one beneficiary, he/she must choose to receive either the basic death benefit (in a lump sum or other permitted form of distribution) or the Beneficiary Income Option death benefit (in the form of annual payments of the Annual Income Amount – such payments may be annual or at other intervals that we permit). If there are multiple beneficiaries, each beneficiary is presented with the same choice. Thus, each beneficiary can choose to take his/her portion of either (a) the basic Death Benefit, or (b) the Beneficiary Income Option death benefit. If chosen, for qualified Annuities, the Beneficiary Income Option death benefit payments must begin no later than December 31st of the year following the annuity owner’s date of death. For nonqualified Annuities, the Beneficiary Income Option death benefit payments must begin no later than one year after the owner’s date of death. For nonqualified annuities, if the beneficiary is other than an individual, payment under the Beneficiary Income Option may be limited to a period not exceeding five years from the owner’s date of death. In order to receive the Beneficiary Income Option Death Benefit, each beneficiary’s share of the death benefit proceeds must be allocated as a percentage of the total death benefit to be paid. We allow a beneficiary who has opted to receive the Annual Income Amount to designate another beneficiary, who would receive any remaining payments upon the former beneficiary’s death. Note also that the final payment, exhausting the Protected Withdrawal Value, may be less than the Annual Income Amount.
Here is an example to illustrate how the death benefit may be paid:

▪
Assume that (i) the basic death benefit is $50,000, the Protected Withdrawal Value is $100,000, and the Annual Income Amount is $5,000; (ii) there are two beneficiaries (the first designated to receive 75% of the death benefit and the second designated to receive 25% of the death benefit); (iii) the first beneficiary chooses to receive his/her portion of the death benefit in the form of the Annual Income Amount, and the second beneficiary chooses to receive his/her portion of the death benefit with reference to the basic death benefit.

▪
Under those assumptions, the first beneficiary will be paid a pro-rated portion of the Annual Income Amount for 20 years (the 20 year payout period is derived from the $5,000 Annual Income Amount, paid each year until it exhausts the entire $100,000 Protected Withdrawal Value). The pro-rated portion of the Annual Income Amount equal to $3,750 (i.e., the first beneficiary’s 75% share multiplied by $5,000) is then paid each year for the 20 year period. Payment of $3,750 for 20 years results in total payments of $75,000 (i.e., the first beneficiary’s 75% share of the $100,000 Protected Withdrawal Value). The second beneficiary would receive 25% of the basic death benefit amount (or $12,500).

If you elect to terminate Spousal Highest Daily Lifetime 7 Plus with Beneficiary Income Option, both Spousal Highest Daily Lifetime 7 Plus and that death benefit option will be terminated. You may not terminate the death benefit option without terminating the entire benefit. If you terminate Spousal Highest Daily Lifetime 7 Plus with Beneficiary Income Option, your ability to elect other optional living benefits will be affected as indicated in the “Election of and Designations under the Benefit” section.
HIGHEST DAILY LIFETIME® 6 PLUS INCOME BENEFIT (HD 6 Plus)
Effective September 14, 2012, Highest Daily Lifetime 6 Plus is no longer available for new elections and we no longer accept additional Purchase Payments for Annuities with the Highest Daily Lifetime 6 Plus benefit.
We offered a benefit that guarantees until the death of the single designated life (the Annuitant) the ability to withdraw an annual amount (the “Annual Income Amount”) equal to a percentage of an initial value (the “Protected Withdrawal Value”) regardless of the impact of Sub-account performance on the Account Value, subject to our rules regarding the timing and amount of withdrawals. You are guaranteed to be able to withdraw the Annual Income Amount for the rest of your life (“Lifetime Withdrawals”), provided that you have not made withdrawals of excess income that have resulted in your Account Value being reduced to zero. We also permit you to make a one-time Non-Lifetime Withdrawal from your Annuity prior to taking Lifetime Withdrawals under the benefit. Highest Daily Lifetime 6 Plus may be appropriate if you intend to make periodic withdrawals from your Annuity, and wish to ensure that Sub-account performance will not affect your ability to receive annual payments. You are not required to take withdrawals as part of the benefit – the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the benefit. An integral component of Highest Daily Lifetime 6 Plus is the mathematical formula we employ that may periodically transfer your Account Value to and from the AST Investment Grade Bond Sub-account. See the section below entitled “How Highest Daily Lifetime 6 Plus Transfers Account Value Between Your Permitted Sub-accounts and the AST Investment Grade Bond Sub-account.” Withdrawals are taken first from your own Account Value. We are only required to begin making lifetime income payments to you under our guarantee when and if your Account Value is reduced to zero (unless the benefit has terminated).
The income benefit under Highest Daily Lifetime 6 Plus currently is based on a single “designated life” who is at least 45 years old on the date that the benefit is acquired. The Highest Daily Lifetime 6 Plus Benefit is not available if you elect any other optional living benefit or the Plus40 life insurance rider or the Highest Daily Value death benefit. As long as your Highest Daily Lifetime 6 Plus Benefit is in effect, you must allocate your Account Value in accordance with the permitted Sub-accounts and other investment option(s) available with this benefit. For a more detailed description of the permitted investment options, see the “Investment Options” section.
Highest Daily Lifetime 6 Plus also provides for a Death Benefit generally equal to three times your Annual Income Amount. The Death Benefit is not payable if your Account Value is reduced to zero as a result of withdrawals or if annuity payments are being made at the time of the decedent’s death. See Death Benefit Component of Highest Daily Lifetime 6 Plus, below.

Although you are guaranteed the ability to withdraw your Annual Income Amount for life even if your Account Value falls to zero, if you take withdrawals of excess income that bring your Account Value to zero, your Annual Income Amount would also fall to zero, and the benefit would terminate. In that scenario, no further amount, including the death benefit described below, would be payable under the Highest Daily Lifetime 6 Plus benefit.
You may also participate in the 6 or 12 Month Dollar Cost Averaging Program if you elect Highest Daily Lifetime 6 Plus for Annuities issued on or after May 1, 2009, subject to the 6 or 12 Month DCA Program’s rules, and subject to State approvals. The 6 or 12 Month DCA Program is not available in certain states.
Currently, if you elect Highest Daily Lifetime 6 Plus and subsequently terminate the benefit, you may elect another living benefit, subject to our current rules. See “Election of and Designations under the Benefit” below and “Termination of Existing Benefits and Election of New Benefits” for details. Please note that if you terminate Highest Daily Lifetime 6 Plus and elect another living benefit, you lose the guarantees that you had accumulated under your existing benefit and we will base any guarantees under the new benefit on your Account Value as of the date the new benefit becomes active.
Key Feature – Protected Withdrawal Value
The Protected Withdrawal Value is used to calculate the initial Annual Income Amount. The Protected Withdrawal Value is separate from your Account Value and not available as cash or a lump sum. On the effective date of the benefit, the Protected Withdrawal Value is equal to your Account Value. On each Valuation Day thereafter, until the date of your first Lifetime Withdrawal (excluding any Non-Lifetime Withdrawal discussed below), the Protected Withdrawal Value is equal to the “Periodic Value” described in the next paragraphs.
The “Periodic Value” initially is equal to the Account Value on the effective date of the benefit. On each Valuation Day thereafter until the first Lifetime Withdrawal, we recalculate the Periodic Value. We stop determining the Periodic Value upon your first Lifetime Withdrawal after the effective date of the benefit. On each Valuation Day (the “Current Valuation Day”), the Periodic Value is equal to the greater of:

(1)
the Periodic Value for the immediately preceding business day (the “Prior Valuation Day”) appreciated at the daily equivalent of 6% annually during the calendar day(s) between the Prior Valuation Day and the Current Valuation Day (i.e., one day for successive Valuation Days, but more than one calendar day for Valuation Days that are separated by weekends and/or holidays), plus the amount of any purchase payment (including any associated purchase Credits) made on the Current Valuation Day (the Periodic Value is proportionally reduced for any Non-Lifetime Withdrawal); and

(2)	the Account Value on the current Valuation Day.
If you have not made a Lifetime Withdrawal on or before the 10th or 20th Anniversary of the effective date of the benefit, your Periodic Value on the 10th or 20th Anniversary of the benefit effective date is equal to the greater of:

(1)	the Periodic Value described above or,

(2)	the sum of (a), (b) and (c) below (proportionally reduced for any Non-Lifetime Withdrawals):

(a)
200% (on the 10th anniversary) or 400% (on the 20th anniversary) of the Account Value on the effective date of the benefit including any purchase payments (including any associated purchase Credits) made on that day;

(b)
200% (on the 10th anniversary) or 400% (on the 20th anniversary) of all purchase payments (including any associated purchase Credits) made within one year following the effective date of the benefit; and

(c)	all purchase payments (including any associated purchase Credits) made after one year following the effective date of the benefit.
Once the first Lifetime Withdrawal is made, the Protected Withdrawal Value at any time is equal to the greater of (i) the Protected Withdrawal Value on the date of the first Lifetime Withdrawal, increased for subsequent purchase payments (including any associated purchase Credits) and reduced for subsequent Lifetime Withdrawals, and (ii) the highest daily Account Value upon any step-up, increased for subsequent purchase payments (including any associated purchase Credits) and reduced for subsequent Lifetime Withdrawals (see below).
Key Feature – Annual Income Amount under the Highest Daily Lifetime 6 Plus Benefit
The Annual Income Amount is equal to a specified percentage of the Protected Withdrawal Value at the first Lifetime Withdrawal and does not reduce in subsequent Annuity Years, as described below. The percentage initially depends on the age of the Annuitant on the date of the first Lifetime Withdrawal after election of the benefit. The percentages are: 4% for ages 45 – less than 59 1/2; 5% for ages 59 1/2-79, and 6% for ages 80 or older. Under the Highest Daily Lifetime 6 Plus benefit, if your cumulative Lifetime Withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year. If your cumulative Lifetime Withdrawals in an Annuity Year are in excess of the Annual Income Amount (“Excess Income”), your Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions for this Annuity that comply with our rules) by the result of the ratio of the Excess Income to the Account Value immediately prior to such withdrawal (see examples of this calculation below). If you take withdrawals of Excess Income, only the portion of the Lifetime Withdrawal that exceeds the remaining Annual Income Amount will proportionally reduce your Protected Withdrawal Value and Annual Income Amount in future years. Reductions are based on the actual amount of the withdrawal, including any Contingent Deferred Sales Charge (CDSC) that may apply. Lifetime Withdrawals of any amount up to and including the Annual Income Amount will reduce the Protected Withdrawal Value by the amount of the withdrawal. Withdrawals of Excess Income will reduce the Protected Withdrawal Value by the same ratio as the reduction to the Annual Income Amount.

Note that if your withdrawal of the Annual Income Amount in a given Annuity Year exceeds the applicable free withdrawal amount under the Annuity (but is not considered Excess Income), we will not impose any CDSC on the amount of that withdrawal.
You may use the Systematic Withdrawal program to make withdrawals of the Annual Income Amount. Any systematic withdrawal will be deemed a Lifetime Withdrawal under this benefit.
Any purchase payment that you make subsequent to the election of Highest Daily Lifetime 6 Plus and subsequent to the first Lifetime Withdrawal will (i) increase the then-existing Annual Income Amount by an amount equal to a percentage of the purchase payment (including any associated purchase Credits) based on the age of the Annuitant at the time of the first Lifetime Withdrawal (the percentages are: 4% for ages 45 – less than 59 1/2; 5% for ages 59 1/2-79 and 6% for ages 80 and older) and (ii) increase the Protected Withdrawal Value by the amount of the Purchase Payment (including any associated purchase Credits).
If your Annuity permits additional purchase payments, we may limit any additional purchase payment(s) if we determine that as a result of the timing and amounts of your additional purchase payments and withdrawals, the Annual Income Amount is being increased in an unintended fashion. Among the factors we will use in making a determination as to whether an action is designed to increase the Annual Income Amount in an unintended fashion is the relative size of additional purchase payment(s). Subject to state law, we reserve the right to not accept additional purchase payments if we are not then offering this benefit for new elections. We will exercise such reservation of right for all annuity purchasers in the same class in a nondiscriminatory manner. Effective September 14, 2012, Highest Daily Lifetime 6 Plus is no longer available for new elections and we no longer accept additional Purchase Payments for Annuities with the Highest Daily Lifetime 6 Plus benefit.
Highest Daily Auto Step-Up
An automatic step-up feature (“Highest Daily Auto Step-Up”) is part of Highest Daily Lifetime 6 Plus. As detailed in this paragraph, the Highest Daily Auto Step-Up feature can result in a larger Annual Income Amount subsequent to your first Lifetime Withdrawal. The Highest Daily Auto Step-Up starts with the anniversary of the Issue Date of the Annuity (the “Annuity Anniversary”) immediately after your first Lifetime Withdrawal under the benefit. Specifically, upon the first such Annuity Anniversary, we identify the Account Value on each Valuation Day within the immediately preceding Annuity Year after your first Lifetime Withdrawal. Having identified the highest daily value (after all daily values have been adjusted for subsequent purchase payments and withdrawals), we then multiply that value by a percentage that varies based on the age of the Annuitant on the Annuity Anniversary as of which the step-up would occur. The percentages are: 4% for ages 45 – less than 59  1/2; 5% for ages 59  1/2-79, and 6% for ages 80 and older. If that value exceeds the existing Annual Income Amount, we replace the existing amount with the new, higher amount. Otherwise, we leave the existing Annual Income Amount intact. The Account Value on the Annuity Anniversary is considered the last daily step-up value of the Annuity Year. All daily valuations and annual step-ups will only occur on a Valuation Day. In later years (i.e., after the first Annuity Anniversary after the first Lifetime Withdrawal), we determine whether an automatic step-up should occur on each Annuity Anniversary, by performing a similar examination of the Account Values that occurred on Valuation Days during the year. Taking Lifetime Withdrawals could produce a greater difference between your Protected Withdrawal Value and your Account Value, which may make a Highest Daily Auto Step-up less likely to occur. At the time that we increase your Annual Income Amount, we also increase your Protected Withdrawal Value to equal the highest daily value upon which your step-up was based only if that results in an increase to the Protected Withdrawal Value. Your Protected Withdrawal Value will never be decreased as a result of an income step-up. If, on the date that we implement a Highest Daily Auto Step-Up to your Annual Income Amount, the charge for Highest Daily Lifetime 6 Plus has changed for new purchasers, you may be subject to the new charge at the time of such step-up. Prior to increasing your charge for Highest Daily Lifetime 6 Plus upon a step-up, we would notify you, and give you the opportunity to cancel the automatic step-up feature. If you receive notice of a proposed step-up and accompanying fee increase, you should carefully evaluate whether the amount of the step-up justifies the increased fee to which you will be subject.
If you are engaged in a Systematic Withdrawal program, we will not automatically increase the withdrawal amount when there is an increase to the Annual Income Amount.
The Highest Daily Lifetime 6 Plus benefit does not affect your ability to take withdrawals under your Annuity, or limit your ability to take withdrawals that exceed the Annual Income Amount. Under Highest Daily Lifetime 6 Plus, if your cumulative Lifetime Withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year. If, cumulatively, you withdraw an amount less than the Annual Income Amount in any Annuity Year, you cannot carry over the unused portion of the Annual Income Amount to subsequent Annuity Years.
Because each of the Protected Withdrawal Value and Annual Income Amount is determined in a way that is not solely related to Account Value, it is possible for the Account Value to fall to zero, even though the Annual Income Amount remains.
Examples of dollar-for-dollar and proportional reductions, and the Highest Daily Auto Step-Up are set forth below. The values shown here are purely hypothetical, and do not reflect the charges for the Highest Daily Lifetime 6 Plus benefit or any other fees and charges under the Annuity. Assume the following for all three examples:

▪	The Issue Date is December 1, 2008

▪	The Highest Daily Lifetime 6 Plus benefit is elected on September 1, 2009

▪	The Annuitant was 70 years old when he/she elected the Highest Daily Lifetime 6 Plus benefit.

Example of dollar-for-dollar reductions
On November 24, 2009, the Protected Withdrawal Value is $120,000, resulting in an Annual Income Amount of $6,000 (since the designated life is between the ages of 59 1/2 and 79 at the time of the first Lifetime Withdrawal, the Annual Income Amount is 5% of the Protected Withdrawal Value, in this case 5% of $120,000). Assuming $2,500 is withdrawn from the Annuity on this date, the remaining Annual Income Amount for that Annuity Year (up to and including December 1, 2009) is $3,500. This is the result of a dollar-for-dollar reduction of the Annual Income Amount ($6,000 less $2,500 = $3,500).
Example of proportional reductions
Continuing the previous example, assume an additional withdrawal of $5,000 occurs on November 27, 2009 and the Account Value at the time and immediately prior to this withdrawal is $118,000. The first $3,500 of this withdrawal reduces the Annual Income Amount for that Annuity Year to $0. The remaining withdrawal amount of $1,500 – reduces the Annual Income Amount in future Annuity Years on a proportional basis based on the ratio of the excess withdrawal to the Account Value immediately prior to the excess withdrawal. (Note that if there are other future withdrawals in that Annuity Year, each would result in another proportional reduction to the Annual Income Amount).
Here is the calculation:

Account Value before Lifetime Withdrawal	$118,000.00
Less amount of “non” excess withdrawal	$3,500.00
Account Value immediately before excess withdrawal of $1,500	$114,500.00
Excess withdrawal amount	$1,500.00
Divided by Account Value immediately before excess withdrawal	$114,500.00
Ratio	1.31%
Annual Income Amount	$6,000.00
Less ratio of 1.31%	$78.60
Annual Income Amount for future Annuity Years	$5,921.40
Example of Highest Daily Auto Step-Up
On each Annuity Anniversary date, the Annual Income Amount is stepped-up if the appropriate percentage (based on the Annuitant’s age on the Annuity Anniversary) of the highest daily value since your first Lifetime Withdrawal (or last Annuity Anniversary in subsequent years), adjusted for withdrawals and additional purchase payments, is higher than the Annual Income Amount, adjusted for excess withdrawals and additional purchase payments (including any associated purchase Credits).
Continuing the same example as above, the Annual Income Amount for this Annuity Year is $6,000. However, the excess withdrawal on November 27 reduces the amount to $5,921.40 for future years (see above). For the next Annuity Year, the Annual Income Amount will be stepped up if 5% (since the designated life is between 59 1/2 and 79 on the date of the potential step-up) of the highest daily Account Value adjusted for withdrawals and purchase payments (including any associated purchase Credits), is higher than $5,921.40. Here are the calculations for determining the daily values. Only the November 25 value is being adjusted for excess withdrawals as the November 30 and December 1 Valuation Days occur after the excess withdrawal on November 27.

Date*	Account value	Highest Daily Value (adjusted with withdrawal and purchase payments)**	Adjusted Annual Income Amount (5% of the Highest Daily Value)
November 25, 2009	$119,000.00	$119,000.00	$5,950.00
November 26, 2009		Thanksgiving Day
November 27, 2009	$113,000.00	$113,986.95	$5,699.35
November 30, 2009	$113,000.00	$113,986.95	$5,699.35
December 1, 2009	$119,000.00	$119,000.00	$5,950.00

*
In this example, the Annuity Anniversary date is December 1. The Valuation Dates are every day following the first Lifetime Withdrawal. In subsequent Annuity Years Valuation Dates will be every day following the Annuity Anniversary. The Annuity Anniversary Date of December 1 is considered the final Valuation Date for the Annuity Year.

**
In this example, the first daily value after the first Lifetime Withdrawal is $119,000 on November 25, resulting in an adjusted Annual Income Amount of $5,950.00. This amount is adjusted on November 27 to reflect the $5,000 withdrawal. The calculations for the adjustments are:

■
The Account Value of $119,000 on November 25 is first reduced dollar-for-dollar by $3,500 ($3,500 is the remaining Annual Income Amount for the Annuity Year), resulting in an adjusted Account Value of $115,500 before the excess withdrawal.

■
This amount ($115,500) is further reduced by 1.31% (this is the ratio in the above example which is the excess withdrawal divided by the Account Value immediately preceding the excess withdrawal) resulting in a Highest Daily Value of $113,986.95.

■
The adjusted Annual Income Amount is carried forward to the next Valuation Date of November 30. At this time, we compare this amount to 5% of the Account Value on November 30. Since the November 27 adjusted Annual Income Amount of $5,699.35 is higher than $5,650.00 (5% of $113,000), we continue to carry $5,699.35 forward to the next and final Valuation Date of December 1. The Account Value on December 1 is $119,000 and 5% of this amount is $5,950. Since this is higher than $5,699.35, the adjusted Annual Income Amount is reset to $5,950.00.

In this example, 5% of the December 1 value results in the highest amount of $5,950.00. Since this amount is higher than the current year’s Annual Income Amount of $5,921.40 adjusted for excess withdrawals, the Annual Income Amount for the next Annuity Year, starting on December 2, 2009 and continuing through December 1, 2010, will be stepped-up to $5,950.00.
Non-Lifetime Withdrawal Feature
You may take a one-time non-lifetime withdrawal (“Non-Lifetime Withdrawal”) under Highest Daily Lifetime 6 Plus. It is an optional feature of the benefit that you can only elect at the time of your first withdrawal. You cannot take a Non-Lifetime Withdrawal in an amount that would cause your Annuity’s Account Value, after taking the withdrawal, to fall below the minimum Surrender Value (see “Access to Account Value – Can I Surrender My Annuity for Its Value?”). This Non-Lifetime Withdrawal will not establish your initial Annual Income Amount and the Periodic Value described above will continue to be calculated. However, the total amount of the withdrawal will proportionally reduce all guarantees associated with the Highest Daily Lifetime 6 Plus benefit. You must tell us if your withdrawal is intended to be the Non-Lifetime Withdrawal and not the first Lifetime Withdrawal under the Highest Daily Lifetime 6 Plus benefit. If you don’t elect the Non-Lifetime Withdrawal, the first withdrawal you make will be the first Lifetime Withdrawal that establishes your Protected Withdrawal Value and Annual Income Amount. Once you elect to take the Non-Lifetime Withdrawal or Lifetime Withdrawals, no additional Non-Lifetime Withdrawals may be taken.
The Non-Lifetime Withdrawal will proportionally reduce: the Protected Withdrawal Value; the Periodic Value guarantees on the tenth and twentieth anniversaries of the benefit effective date (described above); and the Death Benefit (described below). It will reduce all three by the percentage the total withdrawal amount (including any applicable CDSC) represents of the then current Account Value immediately prior to the withdrawal. The Non-Lifetime Withdrawal could result in a lower Annual Income Amount at the time you take your first Lifetime Withdrawal depending on the amount of the proportional reduction described above and duration of time between your Non-Lifetime and first Lifetime Withdrawal. As such, you should carefully consider when it is most appropriate for you to begin taking withdrawals under the benefit.
If you are participating in a Systematic Withdrawal program, the first withdrawal under the program cannot be classified as the Non-Lifetime Withdrawal. The first partial withdrawal in payment of any third party investment advisory service from your Annuity also cannot be classified as the Non-Lifetime Withdrawal.
Example – Non-Lifetime Withdrawal (proportional reduction)
This example is purely hypothetical and does not reflect the charges for the benefit or any other fees and charges under the Annuity. It is intended to illustrate the proportional reduction of the Non-Lifetime Withdrawal under this benefit.
Assume the following:

▪	The Issue Date is December 1, 2008

▪	The Highest Daily Lifetime 6 Plus benefit is elected on September 1, 2009

▪	The Account Value at benefit election was $105,000

▪	The Annuitant was 70 years old when he/she elected the Highest Daily Lifetime 6 Plus benefit

▪	No previous withdrawals have been taken under the Highest Daily Lifetime 6 Plus benefit
On October 2, 2009, the Protected Withdrawal Value is $125,000, the 10th benefit year minimum Periodic Value guarantee is $210,000, and the 20th benefit year minimum Periodic Value guarantee is $420,000, and the Account Value is $120,000. Assuming $15,000 is withdrawn from the Annuity on October 2, 2009 and is designated as a Non-Lifetime Withdrawal, all guarantees associated with the Highest Daily Lifetime 6 Plus benefit will be reduced by the ratio the total withdrawal amount represents of the Account Value just prior to the withdrawal being taken.
Here is the calculation:

Withdrawal amount divided by	$15,000
Account Value before withdrawal	$120,000
Equals ratio	12.5%
All guarantees will be reduced by the above ratio (12.5%)
Protected Withdrawal Value	$109,375
10th benefit year Minimum Periodic Value	$183,750
20th benefit year Minimum Periodic Value	$367,500
Required Minimum Distributions
Withdrawals that exceed the Annual Income Amount, but which you are required to take as a required minimum distribution for this Annuity, will not reduce the Annual Income Amount for future years. No additional Annual Income Amounts will be available in an Annuity Year due to required minimum distributions unless the required minimum distribution amount is greater than the Annual Income Amount. Unless designated as a Non-Lifetime Withdrawal, required minimum distributions are considered Lifetime Withdrawals. If you take a withdrawal in an Annuity Year in which your required minimum distribution for that year is not greater than the Annual Income Amount, and the amount of the withdrawal exceeds the Annual Income Amount for that year, we will treat the withdrawal as a withdrawal of Excess Income. Such a withdrawal of Excess Income will reduce the Annual Income Amount available in future years. If the required minimum distribution (as calculated by us for your Annuity and not previously withdrawn in the current calendar year) is greater than the Annual Income Amount, an amount equal to the remaining Annual Income Amount plus the difference between the required minimum distribution amount not previously withdrawn in the current calendar year and the Annual Income Amount will be available in the current Annuity Year without it being considered a withdrawal of Excess Income. In the event that a required minimum distribution is calculated in a calendar year that crosses more than one Annuity Year and you choose to satisfy the entire required minimum distribution for that calendar year in the next Annuity Year, the distribution taken in the next Annuity Year will reduce your Annual Income Amount in that Annuity Year on a dollar by dollar basis. If the required minimum distribution not taken in the prior Annuity Year is greater than the Annual Income Amount as guaranteed by the benefit in the current Annuity Year, the total required minimum distribution amount may be taken without being treated as a withdrawal of Excess Income.
In any year in which the requirement to take required minimum distributions is suspended by law, we reserve the right, in our sole discretion and regardless of any position taken on this issue in a prior year, to treat any amount that would have been considered as a required minimum distribution if not for the suspension as eligible for treatment as described herein.
Example – Required Minimum Distributions
The following example is purely hypothetical and is intended to illustrate a scenario in which the required minimum distribution amount in a given Annuity Year is greater than the Annual Income Amount.
Annual Income Amount = $5,000
Remaining Annual Income Amount = $3,000
Required Minimum Distribution = $6,000
The amount you may withdraw in the current Annuity Year without it being treated as an Excess Withdrawal is $4,000: ($3,000 + ($6,000 – $5,000) = $4,000).
If the $4,000 withdrawal is taken, the remaining Annual Income Amount will be zero and the remaining required minimum distribution amount of $2,000 may be taken in the subsequent Annuity Year (when your Annual Income Amount is reset to $5,000) without proportionally reducing all of the guarantees associated with the Highest Daily Lifetime 6 Plus benefit as described above. The amount you may withdraw in the subsequent Annuity Year if you stop taking withdrawals in the current Annuity Year and choose not to satisfy the required minimum distribution in the current Annuity Year (assuming the Annual Income Amount in the subsequent Annuity Year is $5,000), without being treated as a withdrawal of Excess Income is $6,000. This withdrawal must comply with all IRS guidelines in order to satisfy the required minimum distribution for the current calendar year.
Death Benefit Component of Highest Daily Lifetime 6 Plus
If you elect Highest Daily Lifetime 6 Plus, we include a death benefit (Death Benefit), at no additional cost that is linked to the Annual Income Amount under the benefit. If a death benefit is triggered and you currently own Highest Daily Lifetime 6 Plus, then your Death Benefit will be equal to the greatest of:

▪	the basic death benefit under the Annuity; and

▪	the amount of any optional death benefit you may have elected and remains in effect; and

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(a) if no Lifetime Withdrawal had been taken prior to death, 300% of the Annual Income Amount that would have been determined on the date of death if a Lifetime Withdrawal had occurred on that date, or (b) if a Lifetime Withdrawal had been taken prior to death, 300% of the Annual Income Amount as of our receipt of due proof of death. Under this component of the Death Benefit, we will not recapture the amount of any purchase Credit applied to an XT6 Annuity granted within 12 months prior to death.

Please note that the Death Benefit under Highest Daily Lifetime 6 Plus is not payable if your Account Value is reduced to zero as a result of withdrawals or if annuity payments are being made at the time of the decedent’s death. This death benefit may not be available in all States.
Benefits Under Highest Daily Lifetime 6 Plus

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To the extent that your Account Value was reduced to zero as a result of cumulative Lifetime Withdrawals in an Annuity Year that are less than or equal to the Annual Income Amount, and amounts are still payable under Highest Daily Lifetime 6 Plus, we will make an additional payment, if any, for that Annuity Year equal to the remaining Annual Income Amount for the Annuity Year. Thus, in that scenario, the remaining Annual Income Amount would be payable even though your Account Value was reduced to zero. In subsequent Annuity Years we make payments that equal the Annual Income Amount as described in this section. We will make payments until the death of the single designated life. If this occurs, you will not be permitted to make additional purchase payments to your Annuity. To the extent that cumulative withdrawals in the Annuity Year that reduced your Account Value to zero are more than the Annual Income Amount, the Highest Daily Lifetime 6 Plus benefit terminates, and no additional payments will be made. However, if a withdrawal in the latter scenario was taken to satisfy a required minimum distribution (as described above) under the Annuity, then the benefit will not terminate, and we will continue to pay the Annual Income Amount in subsequent Annuity Years until the death of the designated life. Please note if your Account Value is reduced to zero as result of withdrawals, the Death Benefit (described above under “Death Benefit Component of Highest Daily Lifetime 6 Plus”) will also be reduced to zero and the Death Benefit will not be payable.

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Please note that if your Account Value is reduced to zero, all subsequent payments will be treated as annuity payments. Further, payments that we make under this benefit after the first day of the calendar month coinciding with or next following the annuitant’s 95th birthday will be treated as annuity payments.

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If annuity payments are to begin under the terms of your Annuity, or if you decide to begin receiving annuity payments and there is an Annual Income Amount due in subsequent Annuity Years, you can elect one of the following two options:

(1)	apply your Account Value to any annuity option available; or

(2)
request that, as of the date annuity payments are to begin, we make annuity payments each year equal to the Annual Income Amount. If this option is elected, the Annual Income Amount will not increase after annuity payments have begun. We will make payments until the death of the single designated life. We must receive your request in a form acceptable to us at our office.

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In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments in the form of a single life fixed annuity with ten payments certain, by applying the greater of the annuity rates then currently available or the annuity rates guaranteed in your Annuity. The amount that will be applied to provide such annuity payments will be the greater of:

(1)
the present value of the future Annual Income Amount payments. Such present value will be calculated using the greater of the single life fixed annuity rates then currently available or the single life fixed annuity rates guaranteed in your Annuity; and

(2)	the Account Value.
If no Lifetime Withdrawal was ever taken, we will calculate the Annual Income Amount as if you made your first Lifetime Withdrawal on the date the annuity payments are to begin.
Please note that a Death Benefit (as described above) is not payable if annuity payments are being made at the time of the decedent’s death.
Other Important Considerations

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Withdrawals under the Highest Daily Lifetime 6 Plus benefit are subject to all of the terms and conditions of the Annuity, including any applicable CDSC for the Non-Lifetime Withdrawal as well as withdrawals that exceed the Annual Income Amount. If you have an active Systematic Withdrawal program running at the time you elect this benefit, the first Systematic Withdrawal that processes after your election of the benefit will be deemed a Lifetime Withdrawal.

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Withdrawals made while the Highest Daily Lifetime 6 Plus Benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. Any withdrawals made under the benefit will be taken pro-rata from the Sub-accounts (including the AST Investment Grade Bond Sub-account) and the DCA Fixed Rate Options (if you are participating in the 6 or 12 Month DCA Program). Withdrawals from the DCA Fixed Rate Options will be taken on a last-in, first-out basis.

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You can make withdrawals from your Annuity while your Account Value is greater than zero without purchasing the Highest Daily Lifetime 6 Plus benefit. The Highest Daily Lifetime 6 Plus benefit provides a guarantee that if your Account Value is reduced to zero (subject to our rules regarding time and amount of withdrawals), you will be able to receive your Annual Income Amount in the form of withdrawals.

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You should carefully consider when to begin taking withdrawals. If you begin taking withdrawals early, you may maximize the time during which you may take withdrawals due to longer life expectancy, and you will be using an optional benefit for which you are paying a charge. On the other hand, you could limit the value of the benefit if you begin taking withdrawals too soon. For example, withdrawals reduce your Account Value and may limit the potential for increasing your Protected Withdrawal Value. You should discuss with your financial professional when it may be appropriate for you to begin taking withdrawals.

▪	If you are taking your entire Annual Income Amount through the Systematic Withdrawal program, you must take that withdrawal as a gross withdrawal, not a net withdrawal.

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You cannot allocate purchase payments or transfer Account Value to or from the AST Investment Grade Bond Sub-account. A summary description of the AST Investment Grade Bond Portfolio appears within the prospectus section entitled “What Are The Investment Objectives and Policies of The Portfolios?”. You can find a copy of the AST Investment Grade Bond Portfolio prospectus by going to www.prudentialannuities.com.

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Transfers to and from the Sub-accounts, the DCA Fixed Rate Options, and the AST Investment Grade Bond Sub-account triggered by the Highest Daily Lifetime 6 Plus mathematical formula will not count toward the maximum number of free transfers allowable under an Annuity.

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Upon inception of the benefit and to maintain the benefit, 100% of your Account Value must be allocated to the Permitted Sub-accounts (or any DCA Fixed Rate Options if you elect the 6 or 12 Month DCA Program). If, subsequent to your election of the benefit, we change our requirements for how Account Value must be allocated under the benefit, the new requirements will apply only to new elections of the benefit, and we will not compel you to reallocate your Account Value in accordance with our newly adopted requirements. However, you may be required to reallocate due to the merger of a Portfolio or the closing of a Portfolio. At the time of any change in requirements, and as applicable only to new elections of the benefit, transfer of Account Value and allocation of additional purchase payments may be subject to new investment limitations.

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If you elect this benefit and in connection with that election, you are required to reallocate to different Sub-accounts, then on the Valuation Day we receive your request in good order, we will (i) sell units of the non-permitted investment options and (ii) invest the proceeds of those sales in the Sub-accounts that you have designated. During this reallocation process, your Account Value allocated to the Sub-accounts will remain exposed to investment risk, as is the case generally. The newly-elected benefit will commence at the close of business on the following Valuation Day. Thus, the protection afforded by the newly-elected benefit will not arise until the close of business on the following Valuation Day.

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The Basic Death Benefit will terminate if withdrawals taken under Highest Daily Lifetime 6 Plus cause your Account Value to reduce to zero. Certain optional Death Benefits may terminate if withdrawals taken under Highest Daily Lifetime 6 Plus cause your Account Value to reduce to zero. (See “Death Benefit” for more information.)

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The maximum charge for Highest Daily Lifetime 6 Plus is 1.50% annually of the greater of the Account Value and Protected Withdrawal Value. The current charge is 0.85% annually of the greater of the Account Value and Protected Withdrawal Value. We deduct this charge on quarterly anniversaries of the benefit effective date. Thus, we deduct, on a quarterly basis 0.2125% of the greater of the prior Valuation Day’s Account Value and the prior Valuation Day’s Protected Withdrawal Value. We deduct the fee pro rata from each of your Sub-accounts, including the AST Investment Grade Bond Sub-account, and the DCA Fixed Rate Options (if applicable). Since this fee is based on the greater of the Account Value and Protected Withdrawal Value, the fee for Highest Daily Lifetime 6 Plus may be greater than it would have been, had it been based on the Account Value alone. You will begin paying the charge for this benefit as of the effective date of the benefit, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid if you choose never to take any withdrawals and/or if you never receive any lifetime income payments. The following example is hypothetical and is for illustrative purposes only.

Assume a benefit effective date of September 1, 2009 (which means that quarterly benefit anniversaries are: December 1, March 1, June 1, and September 1). Assume the Protected Withdrawal Value as of November 30, 2009 (prior Valuation Day’s Protected Withdrawal Value) = $200,000.00 and the Account Value as of November 30, 2009 (prior Valuation Day’s Account Value) = $195,000.00. The first benefit charge date would be December 1, 2009 and the benefit charge amount would be $425.00 ($200,000 X .2125%).
If the deduction of the charge would result in the Account Value falling below the lesser of $500 or 5% of the sum of the Account Value on the effective date of the benefit plus all purchase payments made subsequent thereto (and any associated purchase Credits) (we refer to this as the “Account Value Floor”), we will only deduct that portion of the charge that would not cause the Account Value to fall below the Account Value Floor. If the entire Account Value is less than the Account Value Floor when we would deduct a charge for the benefit, then no charge will be assessed for that benefit quarter. If a charge for the Highest Daily Lifetime 6 Plus benefit would be deducted on the same day we process a withdrawal request, the charge will be deducted first, then the withdrawal will be processed. The withdrawal could cause the Account Value to fall below the Account Value Floor. While the deduction of the charge (other than the final charge) may not reduce the Account Value to zero, withdrawals may reduce the Account Value to zero. If this happens and the Annual Income Amount is greater than zero, we will make payments under the benefit and the Death Benefit (described above) will not be payable.
Election of and Designations under the Benefit
For Highest Daily Lifetime 6 Plus, there must be either a single Owner who is the same as the Annuitant, or if the Annuity is entity owned, there must be a single natural person Annuitant. In either case, the Annuitant must be at least 45 years old.
Any change of the Annuitant under the Annuity will result in cancellation of Highest Daily Lifetime 6 Plus. Similarly, any change of Owner will result in cancellation of Highest Daily Lifetime 6 Plus, except if (a) the new Owner has the same taxpayer identification number as the previous owner, (b) ownership is transferred from a custodian or other entity to the Annuitant, or vice versa or (c) ownership is transferred from one entity to another entity that satisfies our administrative ownership guidelines.
Highest Daily Lifetime 6 Plus can be elected at the time that you purchase your Annuity or after the Issue Date, subject to availability, and our eligibility rules and restrictions. If you elect Highest Daily Lifetime 6 Plus and terminate it, you can re-elect it or elect any other living benefit, subject to our current rules and availability. Additionally, if you currently own an Annuity with a living benefit that is terminable, you may terminate your existing benefit rider and elect any available benefits subject to our current rules. See “Termination of Existing Benefits and Election of New Benefits” in the prospectus for information pertaining to elections, termination and re-election of benefits. Please note that if you terminate a living benefit and elect a new living benefit, you lose the guarantees that you had accumulated under your existing benefit and we will base any guarantees under the new benefit on your Account Value as of the date the new benefit becomes active. You and your financial professional should carefully consider whether terminating your existing benefit and electing a new benefit is appropriate for you. We reserve the right to waive, change and/or further limit the election frequency in the future.
Termination of the Benefit
You may terminate Highest Daily Lifetime 6 Plus at any time by notifying us. If you terminate the benefit, any guarantee provided by the benefit will terminate as of the date the termination is effective, and certain restrictions on re-election may apply. The benefit automatically terminates:
(i) upon your termination of the benefit, (ii) upon your surrender of the Annuity, (iii) upon your election to begin receiving annuity payments (although if you have elected to receive the Annual Income Amount in the form of annuity payments, we will continue to pay the Annual Income Amount), (iv) upon our receipt of due proof of the death of the Annuitant (except insofar as paying the Death Benefit associated with this benefit), (v) if both the Account Value and Annual Income Amount equal zero, or (vi) if you cease to meet our requirements as described in “Election of and Designations under the Benefit” above.
Upon termination of Highest Daily Lifetime 6 Plus other than upon the death of the Annuitant or annuitization, we impose any accrued fee for the benefit (i.e., the fee for the pro-rated portion of the year since the fee was last assessed), and thereafter we cease deducting the charge for the benefit. This final charge will be deducted even if it results in the Account Value falling below the Account Value Floor. With regard to your investment allocations, upon termination we will: (i) leave intact amounts that are held in the Permitted Sub-accounts (including any amounts in the DCA Fixed Rate Options), and (ii) unless you are participating in an asset allocation program (i.e., Custom Portfolios Program (we may have referred to the “Custom Portfolios Program” as the “Optional Allocation and Rebalancing Program” in other materials), Automatic Rebalancing Program, or 6 or 12 Month DCA Program for which we are providing administrative support), transfer all amounts held in the AST Investment Grade Bond Sub-account to your variable investment options, pro rata (i.e. in the same proportion as the current balances in your variable investment options). If, prior to the transfer from the AST Investment

Grade Bond Sub-account, the Account Value in the variable investment options is zero, we will transfer such amounts according to your most recent allocation instructions.
If a surviving spouse elects to continue the Annuity, the Highest Daily Lifetime 6 Plus benefit terminates. The spouse may elect the benefit subject to the restrictions discussed above.
How Highest Daily Lifetime 6 Plus Transfers Account Value between Your Permitted Sub-accounts and the AST Investment Grade Bond Sub-account
As indicated above, we limit the Sub-accounts to which you may allocate Account Value if you elect Highest Daily Lifetime 6 Plus. For purposes of this benefit, we refer to those permitted investment options as the “Permitted Sub-accounts”. Because these restrictions and the use of the predetermined mathematical formula lessen the risk that your Account Value will be reduced to zero while you are still alive, they also reduce the likelihood that we will make any lifetime income payments under this benefit. They may also limit your upside potential for growth. If your Annuity was issued on or after May 1, 2009 (subject to regulatory approval), you may also choose to allocate purchase payments while this program is in effect to DCA Fixed Rate Options utilized with our 6 or 12 Month Dollar Cost Averaging Program (“6 or 12 Month DCA Program”). If you are participating in Highest Daily Lifetime 6 Plus and also are participating in the 6 or 12 Month DCA Program, and the formula under the benefit dictates a transfer from the Permitted Sub-accounts to the AST Investment Grade Bond Sub-account (the “Bond Sub-account”), then the amount to be transferred will be taken entirely from the Sub-accounts, provided there is sufficient Account Value in those Sub-accounts to meet the required transfer amount. Only if there is insufficient Account Value in those Sub-accounts will an amount be withdrawn from the DCA Fixed Rate Options. Amounts withdrawn from the DCA Fixed Rate Options under the formula will be taken on a last-in, first-out basis. For purposes of the discussion below concerning transfers from the Permitted Sub-accounts to the Bond Sub-account, amounts held within the DCA Fixed Rate Options are included within the term “Permitted Sub-Accounts”. Thus, amounts may be transferred from the DCA Fixed Rate Options in the circumstances described above and in the section of the prospectus entitled 6 or 12 Month Dollar Cost Averaging Program. Any transfer dictated by the formula out of the Bond Sub-account will only be transferred to the Permitted Sub-accounts, not the DCA Fixed Rate Options.
An integral part of Highest Daily Lifetime 6 Plus (including Highest Daily Lifetime 6 Plus with LIA and Spousal Highest Daily Lifetime 6 Plus) is the predetermined mathematical formula used to transfer Account Value between the Permitted Sub-accounts and the Bond Sub-account. This predetermined mathematical formula (“formula”) runs each Valuation Day that the benefit is in effect on your Annuity and, as a result, transfers of Account Value between the Permitted Sub-accounts and the Bond Sub-account can occur on any Valuation Day subject to the conditions described below. Only the predetermined mathematical formula can transfer Account Value to and from the Bond Sub-account, and thus you may not allocate Purchase Payments to or make transfers to or from the Bond Sub-account. We are not providing you with investment advice through the use of the formula. The formula by which the transfer operates is designed primarily to mitigate some of the financial risks that we incur in providing the guarantee under Highest Daily Lifetime 6 Plus. The formula is not forward looking and contains no predictive or projective component with respect to the markets, the Account Value or the Protected Withdrawal Value. The formula is set forth in Appendix N.
Generally, the formula, which is applied each Valuation Day, operates as follows. The formula starts by identifying an income basis for that day and then multiplies that figure by 5%, to produce a projected (i.e., hypothetical) income amount. This amount may be different than the actual Annual Income Amount currently guaranteed under your benefit. Then it produces an estimate of the total amount targeted in the formula, based on the projected income amount and factors set forth in the formula. In the formula, we refer to that value as the “Target Value” or “L”. If you have already made a Lifetime Withdrawal, your projected income amount (and thus your Target Value) would take into account any automatic step-up, any subsequent Purchase Payments (including any associated Purchase Credits), and any withdrawals of Excess Income. Next, the formula subtracts from the Target Value the amount held within the Bond Sub-account on that day, and divides that difference by the amount held within the Permitted Sub-accounts including any amounts allocated to DCA Fixed Rate Options. That ratio, which essentially isolates the amount of your Target Value that is not offset by amounts held within the Bond Sub-account, is called the “Target Ratio” or “r”. If, on each of three consecutive Valuation Days, the Target Ratio is greater than 83% but less than or equal to 84.5%, the formula will, on such third Valuation Day, make a transfer from the Permitted Sub-accounts in which you are invested (subject to the 90% cap discussed below) to the Bond Sub-account. As discussed above, if all or a portion of your Account Value is allocated to one or more DCA Fixed Rate Options at the time a transfer to the Bond Sub-account is required under the formula, we will first look to process the transfer from the Permitted Sub-accounts, other than the DCA Fixed Rate Options. If the amount allocated to the Permitted Sub-accounts is insufficient to satisfy the transfer, then any remaining amounts will be transferred from the DCA Fixed Rate Options on a “last-in, first-out” basis. Once a transfer is made, the Target Ratio must again be greater than 83% but less than or equal to 84.5% for three consecutive Valuation Days before a subsequent transfer to the Bond Sub-account will occur. If, however, on any Valuation Day, the Target Ratio is above 84.5%, the formula will make a transfer from the Permitted Sub-accounts (subject to the 90% cap) to the Bond Sub-account (as described above). If the Target Ratio falls below 78% on any Valuation Day, then a transfer from the Bond Sub-account to the Permitted Sub-accounts (excluding the DCA Fixed Rate Options) will occur.
The formula will not execute a transfer to the Bond Sub-account that results in more than 90% of your Account Value being allocated to the Bond Sub-account (“90% cap”) on that Valuation Day. Thus, on any Valuation Day, if the formula would require a transfer to the Bond Sub-account that would result in more than 90% of the Account Value being allocated to the Bond Sub-account, only the amount that results in exactly 90% of the Account Value being allocated to the Bond Sub-account will be transferred. Additionally, future transfers into the Bond Sub-account will not be made (regardless of the performance of the Bond Sub-account and the Permitted Sub-accounts) at least until there is first a transfer out of the Bond Sub-account. Once this transfer occurs out of the Bond Sub-account, future amounts may be transferred to or from the Bond Sub-account if dictated by the formula (subject to the 90% cap). At no time will the formula make a transfer to the Bond Sub-account that results in greater than 90% of your Account Value being allocated to the Bond Sub-account. However, it is possible that, due to the investment performance of your allocations in the Bond Sub-account and your allocations in the Permitted Sub-accounts you have selected, your Account Value could be more than 90% invested in the Bond Sub-account.
If you make additional Purchase Payments to your Annuity while the 90% cap is in effect, the formula will not transfer any of such additional Purchase Payments to the Bond Sub-account at least until there is first a transfer out of the Bond Sub-account, regardless of how much of your Account Value is in the Permitted Sub-accounts. This means that there could be scenarios under which, because of the additional Purchase Payments you make, less than 90% of your entire Account Value is allocated to the Bond Sub-account, and the formula will still not transfer any of your Account Value to the Bond Sub-account (at least until there is first a transfer out of the Bond Sub-account). For example,

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September 4, 2012 – a transfer is made to the Bond Sub-account that results in the 90% cap being met and now $90,000 is allocated to the Bond Sub-account and $10,000 is allocated to the Permitted Sub-accounts.

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September 5, 2012 – you make an additional Purchase Payment of $10,000. No transfers have been made from the Bond Sub-account to the Permitted Sub-accounts since the cap went into effect on September 4, 2012.

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On September 5, 2012 – (and at least until first a transfer is made out of the Bond Sub-account under the formula) – the $10,000 payment is allocated to the Permitted Sub-accounts and on this date you have 82% in the Bond Sub-account and 18% in the Permitted Sub-accounts (such that $20,000 is allocated to the Permitted Sub-accounts and $90,000 to the Bond Sub-account).

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Once there is a transfer out of the Bond Sub-account (of any amount), the formula will operate as described above, meaning that the formula could transfer amounts to or from the Bond Sub-account if dictated by the formula (subject to the 90% cap).

Under the operation of the formula, the 90% cap may come into and out of effect multiple times while you participate in the benefit. We will continue to monitor your Account Value daily and, if dictated by the formula, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the Bond Sub-account as dictated by the formula.
Under the formula, investment performance of your Account Value that is negative, flat, or even moderately positive may result in a transfer of a portion of your Account Value in the Permitted Sub-accounts to the Bond Sub-account because such investment performance will tend to increase the Target Ratio. In deciding how much to transfer, we use another formula, which essentially seeks to reallocate amounts held in the Permitted Sub-accounts and the Bond Sub-account so that the Target Ratio meets a target, which currently is equal to 80%. The further the Target Ratio is from 80% when a transfer is occurring under the formula, the greater the transfer amount will be. Once you elect Highest Daily Lifetime 6 Plus, the values we use to compare to the Target Ratio will be fixed. For newly-issued Annuities that elect Highest Daily Lifetime 6 Plus and existing Annuities that elect Highest Daily Lifetime 6 Plus in the future, however, we reserve the right to change such values.
Additionally, on each monthly Annuity Anniversary (if the monthly Annuity Anniversary does not fall on a Valuation Day, the next Valuation Day will be used), following all of the above described daily calculations, if there is money allocated to the Bond Sub-account, we will perform an additional monthly calculation to determine whether or not a transfer will be made from the Bond Sub-account to the Permitted Sub-accounts. This transfer will automatically occur provided that the Target Ratio, as described above, would be less than 83% after the transfer. The formula will not execute a transfer if the Target Ratio after this transfer would occur would be greater than or equal to 83%.
The amount of the transfer will be equal to the lesser of:

a)	The total value of all your Account Value in the Bond Sub-account, or

b)	An amount equal to 5% of your total Account Value.
While you are not notified when your Annuity reaches a transfer trigger under the formula, you will receive a confirmation statement indicating the transfer of a portion of your Account Value either to or from the Bond Sub-account. Depending on the results of the calculations of the formula, we may, on any Valuation Day:

▪	Not make any transfer between the Permitted Sub-accounts and the Bond Sub-account; or

▪	If a portion of your Account Value was previously allocated to the Bond Sub-account, transfer all or a portion of those amounts to the Permitted Sub-accounts (as described above); or

▪	Transfer a portion of your Account Value in the Permitted Sub-accounts and the DCA Fixed Rate Options to the Bond Sub-account.
Prior to the first Lifetime Withdrawal, the primary driver of transfers to the Bond Sub-account is the difference between your Account Value and your Protected Withdrawal Value. If none of your Account Value is allocated to the Bond Sub-account, then over time the formula permits an increasing difference between the Account Value and the Protected Withdrawal Value before a transfer to the Bond Sub-account occurs. Therefore, as time goes on, while none of your Account Value is allocated to the Bond Sub-account, the smaller the difference between the Protected Withdrawal Value and the Account Value, the more the Account Value can decrease prior to a transfer to the Bond Sub-account.
Each market cycle is unique, therefore the performance of your Sub-accounts, and its impact on your Account Value, will differ from market cycle to market cycle producing different transfer activity under the formula. The amount and timing of transfers to and from the Bond Sub-account pursuant to the formula depend on various factors unique to your Annuity and are not necessarily directly correlated with the securities markets, bond markets, interest rates or any other market or index. Some of the factors that determine the amount and timing of transfers (as applicable to your Annuity), include:

▪	The difference between your Account Value and your Protected Withdrawal Value;

▪	The amount of time Highest Daily Lifetime 6 Plus has been in effect on your Annuity;

▪	The amount allocated to and the performance of the Permitted Sub-accounts and the Bond Sub-account;

▪	Any additional Purchase Payments you make to your Annuity (while the benefit is in effect); and

▪	Any withdrawals you take from your Annuity (while the benefit is in effect).
At any given time, some, most or none of your Account Value will be allocated to the Bond Sub-account, as dictated by the formula.
Because the amount allocated to the Bond Sub-account and the amount allocated to the Permitted Sub-accounts each is a variable in the formula, the investment performance of each affects whether a transfer occurs for your Annuity. The greater the amounts allocated to either the Bond Sub-account or to the Permitted Sub-accounts, the greater the impact performance of that Sub-account has on your Account Value and thus the greater the impact on whether (and how much) your Account Value is transferred to or from the Bond Sub-account. It is possible, under the formula, that if a significant portion of your Account Value is allocated to the Bond Sub-account and that Sub-account has positive performance, the formula might transfer a portion of your Account Value to the Permitted Sub-accounts, even if the performance of your Permitted Sub-accounts is negative. Conversely, if a significant portion of your Account Value is allocated to the Bond Sub-account and that Sub-account has negative performance, the formula may transfer additional amounts from your Permitted Sub-accounts to the Bond Sub-account even if the performance of your Permitted Sub-accounts is positive.
If you make additional Purchase Payments to your Annuity, they will be allocated in accordance with your Annuity. Once allocated, they will also be subject to the formula described above and therefore may be transferred to the Bond Sub-account, if dictated by the formula and subject to the 90% cap feature described above.
Any Account Value in the Bond Sub-account will not participate in the positive or negative investment experience of the Permitted Sub-accounts until it is transferred out of the Bond Sub-account.
Additional Tax Considerations
If you purchase an annuity as an investment vehicle for “qualified” investments, including an IRA, SEP-IRA, Tax Sheltered Annuity (or 403(b)) or employer plan under Code Section 401(a), the required minimum distribution rules under the Code provide that you begin receiving periodic amounts from your annuity beginning after age 70  1/2. For a Tax Sheltered Annuity or a 401(a) plan for which the participant is not a greater than five (5) percent owner of the employer, this required beginning date can generally be deferred to retirement, if later. Roth IRAs are not subject to these rules during the owner’s lifetime. The amount required under the Code may exceed the Annual Income Amount, which will cause us to increase the Annual Income Amount in any Annuity Year that required minimum distributions due from your Annuity are greater than such amounts.
As indicated, withdrawals made while this benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. Please see the Tax Considerations section of the prospectus for a detailed discussion of the tax treatment of withdrawals. We do not address each potential tax scenario that could arise with respect to this benefit here. However, we do note that if you participate in Highest Daily Lifetime 6 Plus through a nonqualified annuity, as with all withdrawals, once all purchase payments are returned under the Annuity, all subsequent withdrawal amounts will be taxed as ordinary income.
If you take a partial withdrawal to satisfy RMD and designate that withdrawal as a Non-Lifetime Withdrawal, please note all Non-Lifetime Withdrawal provisions will apply.
Highest Daily Lifetime 6 Plus with Lifetime Income Accelerator
Effective September 14, 2012, Highest Daily Lifetime 6 Plus with Lifetime Income Accelerator is no longer available for new elections and we no longer accept additional Purchase Payments for Annuities with the Highest Daily Lifetime 6 Plus with Lifetime Income Accelerator.
We offer another version of Highest Daily Lifetime 6 Plus that we call Highest Daily Lifetime 6 Plus with Lifetime Income Accelerator (“Highest Daily Lifetime 6 Plus with LIA”). Highest Daily Lifetime 6 Plus with LIA guarantees, until the death of the single designated life, the ability to withdraw an amount equal to double the Annual Income Amount (which we refer to as the “LIA Amount”) if you meet the conditions set forth below. This version is only being offered in those jurisdictions where we have received regulatory approval. Highest Daily Lifetime 6 Plus with LIA is not available in New York and certain other states/jurisdictions. You may choose Highest Daily Lifetime 6 Plus with or without also electing LIA, however you may not elect LIA without Highest Daily Lifetime 6 Plus and you must elect the LIA benefit at the time you elect Highest Daily Lifetime 6 Plus. If you elect Highest Daily Lifetime 6 Plus without LIA and would like to add the feature later, you must terminate the Highest Daily Lifetime 6 Plus benefit and elect the Highest Daily Lifetime 6 Plus with LIA (subject to availability and benefit re-election provisions). Please note that if you terminate Highest Daily Lifetime 6 Plus and elect the Highest Daily Lifetime 6 Plus with LIA you lose the guarantees that you had accumulated under your existing benefit and we will base any guarantees under the new benefit on your Account Value as of the date the new benefit becomes active. Highest Daily Lifetime 6 Plus with LIA is offered as an alternative to other lifetime withdrawal options. If you elect this benefit, it may not be combined with any other optional living benefit or the Plus40 life insurance rider or the Highest Daily Value death benefit. As long as your Highest Daily Lifetime 6 Plus with LIA benefit is in effect, you must allocate your Account Value in accordance with the permitted and available investment option(s) with this benefit. The income benefit under Highest Daily Lifetime 6 Plus with LIA currently is based on a single “designated life” who is between the ages of 45 and 75 on the date that the benefit is elected and received in good order. All terms and conditions of Highest Daily Lifetime 6 Plus apply to this version of the benefit, except as described herein.

Highest Daily Lifetime 6 Plus with LIA is not long-term care insurance and should not be purchased as a substitute for long-term care insurance. The income you receive through the Lifetime Income Accelerator may be used for any purpose, and it may or may not be sufficient to address expenses you may incur for long-term care. You should seek professional advice to determine your financial needs for long-term care.
If you elect the Highest Daily Lifetime 6 Plus with LIA, the maximum charge is 2.00% annually of the greater of the Account Value and Protected Withdrawal Value. The current charge is 1.20% annually of the greater of Account Value and Protected Withdrawal Value. We deduct this charge on quarterly anniversaries of the benefit effective date. Thus, we deduct, on a quarterly basis, 0.30% of the greater of the prior Valuation Day’s Account Value and the prior Valuation Day’s Protected Withdrawal Value. We deduct the fee pro rata from each of your Sub-accounts, including the AST Investment Grade Bond Sub-account, and the DCA Fixed Rate Options (if applicable). Since this fee is based on the greater of the Account Value and Protected Withdrawal Value, the fee for Highest Daily Lifetime 6 Plus with LIA may be greater than it would have been, had it been based on the Account Value alone. The following example is hypothetical and is for illustrative purposes only.
Assume a benefit effective date of September 1, 2009 (which means that quarterly benefit anniversaries are: December 1, March 1, June 1, and September 1). Assume the Protected Withdrawal Value as of November 30, 2009 (prior Valuation Day’s Protected Withdrawal Value) = $200,000.00 and the Account Value as of November 30, 2009 (prior Valuation Day’s Account Value) = $195,000.00. The first benefit charge date would be December 1, 2009 and the benefit charge amount would be $600.00 ($200,000 X .30%)
If the deduction of the charge would result in the Account Value falling below the lesser of $500 or 5% of the sum of the Account Value on the effective date of the benefit plus all purchase payments made subsequent thereto (and any associated purchase Credits) (we refer to this as the “Account Value Floor”), we will only deduct that portion of the charge that would not cause the Account Value to fall below the Account Value Floor. If the entire Account Value is less than the Account Value Floor when we would deduct a charge for the benefit, then no charge will be assessed for that benefit quarter. If a charge for the Highest Daily Lifetime 6 Plus with LIA benefit would be deducted on the same day we process a withdrawal request, the charge will be deducted first, then the withdrawal will be processed. The withdrawal could cause the Account Value to fall below the Account Value Floor. While the deduction of the charge (other than the final charge) may not reduce the Account Value to zero, withdrawals may reduce the Account Value to zero. If this happens and the Annual Income Amount is greater than zero, we will make payments under the benefit and the Death Benefit (described below) will not be payable.
If this benefit is being elected on an Annuity held as a 403(b) plan, then in addition to meeting the eligibility requirements listed below for the LIA Amount you must separately qualify for distributions from the 403(b) plan itself.
Eligibility Requirements for LIA Amount. Both a waiting period of 36 months from the benefit effective date, and an elimination period of 120 days from the date of notification that one or both of the requirements described immediately below have been met, apply before you can become eligible for the LIA Amount. The 120 day elimination period begins on the date that we receive notification from you of your eligibility for the LIA Amount. Thus, assuming the 36 month waiting period has been met and we have received the notification referenced in the immediately preceding sentence, the LIA amount would be available for withdrawal on the Valuation Day immediately after the 120th day. The waiting period and the elimination period may run concurrently. In addition to satisfying the waiting and elimination period, at least one of the following requirements (“LIA conditions”) must be met.

(1)
The designated life is confined to a qualified nursing facility. A qualified nursing facility is a facility operated pursuant to law or any state licensed facility providing medically necessary in-patient care which is prescribed by a licensed physician in writing and based on physical limitations which prohibit daily living in a non-institutional setting.

(2)	The designated life is unable to perform two or more basic abilities of caring for oneself or “activities of daily living.” We define these basic abilities as:

i.	Eating: Feeding oneself by getting food into the body from a receptacle (such as a plate, cup or table) or by a feeding tube or intravenously.

ii.	Dressing: Putting on and taking off all items of clothing and any necessary braces, fasteners or artificial limbs.

iii.	Bathing: Washing oneself by sponge bath; or in either a tub or shower, including the task of getting into or out of the tub or shower.

iv.	Toileting: Getting to and from the toilet, getting on and off the toilet, and performing associated personal hygiene.

v.	Transferring: Moving into or out of a bed, chair or wheelchair.

vi.
Continence: Maintaining control of bowel or bladder function; or when unable to maintain control of bowel or bladder function, the ability to perform personal hygiene (including caring for catheter or colostomy bag).

You must notify us in writing when the LIA conditions have been met. If, when we receive such notification, there are more than 120 days remaining until the end of the waiting period described above, you will not be eligible for the LIA Amount. If there are 120 days or less remaining until the end of the waiting period when we receive notification that the LIA conditions are met, we will determine eligibility for the LIA Amount through our then current administrative process, which may include, but is not limited to, documentation verifying the LIA conditions and/or an assessment by a third party of our choice. Such assessment may be in person and we will assume any costs associated with the aforementioned assessment. The designated life must be available for any assessment or reassessment pursuant to our administrative process requirements. Once eligibility is determined, the LIA Amount is equal to double the Annual Income Amount as described above under the Highest Daily Lifetime 6 Plus benefit.
Additionally, once eligibility is determined, we will reassess your eligibility on an annual basis although your LIA benefit for the year that immediately precedes our reassessment will not be affected if it is determined that you are no longer eligible. Your first reassessment may occur in the same year as your initial assessment. If we determine that you are no longer eligible to receive the LIA Amount, the Annual Income Amount would replace the LIA Amount on the next Annuity Anniversary (the “ineligibility effective date”). However, 1) if you were receiving income through a systematic withdrawal program that was based on your LIA Amount; 2) you subsequently become ineligible to receive your LIA Amount, and 3) we do not receive new withdrawal instructions from you prior to the ineligibility effective date, we will cancel such systematic withdrawal program on the ineligibility effective date. You will be notified of your subsequent ineligibility and the date systematic withdrawal payments will stop before either occur. If any existing systematic withdrawal program is canceled, you must enroll in a new systematic withdrawal program if you wish to receive income on a systematic basis. You may establish a new or make changes to any existing systematic withdrawal program at any time by contacting our Annuity Service Office. All “Excess Income” conditions described above in “Key Feature – Annual Income Amount under the Highest Daily Lifetime 6 Plus Benefit” would apply. There is no limit on the number of times you can become eligible for the LIA Amount, however, each time would require the completion of the 120-day elimination period, notification that the designated life meets the LIA conditions, and determination, through our then current administrative process, that you are eligible for the LIA Amount, each as described above.
LIA Amount at the First Lifetime Withdrawal. If your first Lifetime Withdrawal subsequent to election of Highest Daily Lifetime 6 Plus with LIA occurs while you are eligible for the LIA Amount, the available LIA Amount is equal to double the Annual Income Amount.
LIA Amount after the First Lifetime Withdrawal. If you become eligible for the LIA Amount after you have taken your first Lifetime Withdrawal, the available LIA amount for the current and subsequent Annuity Years is equal to double the then current Annual Income Amount, however the available LIA amount in the current Annuity Year is reduced by any Lifetime Withdrawals that have been taken in the current Annuity Year. Cumulative Lifetime Withdrawals in an Annuity Year which are less than or equal to the LIA Amount (when eligible for the LIA amount) will not reduce your LIA Amount in subsequent Annuity Years, but any such withdrawals will reduce the LIA Amount on a dollar-for-dollar basis in that Annuity Year. If you have an active Systematic Withdrawal program running at the time you elect this benefit, the first Systematic Withdrawal that processes after your election of the LIA benefit will be deemed a Lifetime Withdrawal.
Withdrawals in Excess of the LIA Amount. If your cumulative Lifetime Withdrawals in an Annuity Year are in excess of the LIA Amount when you are eligible (“Excess Withdrawal”), your LIA Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the excess portion of the withdrawal to the Account Value immediately prior to the Excess Withdrawal. Reductions include the actual amount of the withdrawal, including any CDSC that may apply. Withdrawals of any amount (excluding the Non-Lifetime Withdrawal) up to and including the LIA Amount will reduce the Protected Withdrawal Value by the amount of the withdrawal. Excess Withdrawals will reduce the Protected Withdrawal Value by the same ratio as the reduction to the LIA Amount. Any withdrawals that are less than or equal to the LIA Amount (when eligible) but in excess of the free withdrawal amount available under this Annuity will not incur a CDSC.
Withdrawals are not required. However, subsequent to the first Lifetime Withdrawal, the LIA Amount is not increased in subsequent Annuity Years if you decide not to take a withdrawal in an Annuity Year or take withdrawals in an Annuity Year that in total are less than the LIA Amount.
Purchase Payments. If you are eligible for the LIA Amount as described under “Eligibility Requirements for LIA Amount” and you make an additional purchase payment, the Annual Income Amount is increased by an amount obtained by applying the applicable percentage (4% for ages 45 – less than 59 1/2; 5% for ages 59 1/2-79; and 6% for ages 80 and older) to the purchase payment (including any associated purchase Credits). The applicable percentage is based on the attained age of the designated life on the date of the first Lifetime Withdrawal after the benefit effective date. The LIA Amount is increased by double the Annual Income Amount, if eligibility for LIA has been met. The Protected Withdrawal Value is increased by the amount of each purchase payment (including any associated purchase Credits).
If the Annuity permits additional purchase payments, we may limit any additional purchase payment(s) if we determine that as a result of the timing and amounts of your additional purchase payments and withdrawals, the Annual Income Amount (or, if eligible for LIA, the LIA Amount) is being increased in an unintended fashion. Among the factors we will use in making a determination as to whether an action is designed to increase the Annual Income Amount (or, if eligible for LIA, the LIA Amount) in an unintended fashion is the relative size of additional purchase payment(s). Subject to state law, we reserve the right to not accept additional purchase payments if we are not then offering this benefit for new elections. We will exercise such reservation of right for all annuity purchasers in the same class in a nondiscriminatory manner.
Step-Ups. If your Annual Income Amount is stepped up, your LIA Amount will be stepped up to equal double the stepped up Annual Income Amount.
Guarantee Payments. If your Account Value is reduced to zero as a result of cumulative withdrawals that are equal to or less than the LIA Amount when you are eligible, and there is still a LIA Amount available, we will make an additional payment for that Annuity Year equal to the remaining LIA Amount. If this were to occur, you are not permitted to make additional purchase payments to your Annuity. Thus, in that scenario, the remaining LIA Amount would be payable even though your Account Value was reduced to zero. In subsequent Annuity Years we make payments that equal the LIA Amount as described in this section. The portion of such payments equal to the Annual Income Amount will be treated as an Annuity Payment for tax purposes. The excess above the Annual Income Amount will be treated as a nonperiodic withdrawal. Please see the Tax Considerations section for more information. We will make payments until the death of the single designated life. Should the designated life no longer qualify for the LIA amount (as described under “Eligibility Requirements for LIA Amount” above), the Annual Income Amount would continue to be available. Subsequent eligibility for the LIA Amount would require the completion of the 120 day elimination period as well as meeting the LIA conditions listed above under “Eligibility Requirements for LIA Amount”. To the extent that cumulative withdrawals in the current Annuity Year that reduce your Account Value to zero are more than the LIA amount (except in the case of required minimum distributions), Highest Daily Lifetime 6 Plus with LIA terminates, and no additional payments are permitted. A Death Benefit under Highest Daily Lifetime 6 Plus with LIA is not payable if guarantee payments are being made at the time of the decedent’s death.
Annuity Options. In addition to the Highest Daily Lifetime 6 Plus annuity options described above, after the tenth anniversary of the benefit effective date (“Tenth Anniversary”), you may also request that we make annuity payments each year equal to the Annual Income Amount. In any year that you are eligible for the LIA Amount, we make payments equal to the LIA Amount. The portion of such payments equal to the Annual Income Amount will be treated as an Annuity Payment for tax purposes. The excess above the Annual Income Amount will be treated as a nonperiodic withdrawal. Please see the Tax Considerations section for more information. If you would receive a greater payment by applying your Account Value to receive payments for life under your Annuity, we will pay the greater amount. Annuitization prior to the Tenth Anniversary will forfeit any present or future LIA amounts. We will continue to make payments until the death of the designated life. If this option is elected, the Annual Income Amount and LIA Amount will not increase after annuity payments have begun. A Death Benefit is not payable if annuity payments are being made at the time of the decedent’s death.
If you elect Highest Daily Lifetime 6 Plus with LIA, and never meet the eligibility requirements you will not receive any additional payments based on the LIA Amount.
Death Benefit Component of Highest Daily Lifetime 6 Plus with LIA. The provisions of the Death Benefit Component of Highest Daily Lifetime 6 Plus (see above for information about the Death Benefit) also apply to Highest Daily Lifetime Plus with LIA. Please note that with respect to Highest Daily Lifetime 6 Plus with LIA, we use the Annual Income Amount for purposes of the Death Benefit Calculations, not the LIA Amount.
SPOUSAL HIGHEST DAILY LIFETIME® 6 PLUS INCOME BENEFIT (SHD6 Plus)
Effective September 14, 2012, Spousal Highest Daily Lifetime 6 Plus is no longer available for new elections and we no longer accept additional Purchase Payments for Annuities with the Spousal Highest Daily Lifetime 6 Plus benefit.
Spousal Highest Daily Lifetime 6 Plus is the spousal version of Highest Daily Lifetime 6 Plus. Spousal Highest Daily Lifetime 6 Plus must have been elected based on two designated lives, as described below. The youngest designated life must be at least 50 years old and the oldest designated life must be at least 55 years old when the benefit is elected. Spousal Highest Daily Lifetime 6 Plus is not available if you elect any other optional benefit. As long as your Spousal Highest Daily Lifetime 6 Plus Benefit is in effect, you must allocate your Account Value in accordance with the permitted Sub-accounts and other investment option(s) available with this benefit. For a more detailed description of permitted investment options, see the “Investment Options” section.
We offer a benefit that guarantees until the later death of two natural persons who are each other’s spouses at the time of election of the benefit (the “designated lives”, and each, a “designated life”) the ability to withdraw an annual amount (the “Annual Income Amount”) equal to a percentage of an initial principal value (the “Protected Withdrawal Value”) regardless of the impact of Sub-account performance on the Account Value, subject to our rules regarding the timing and amount of withdrawals. You are guaranteed to be able to withdraw the Annual Income Amount for the lives of the designated lives (“Lifetime Withdrawals”) provided you have not made withdrawals of excess income that have resulted in your Account Value being reduced to zero. We also permit a one-time Non-Lifetime Withdrawal from your Annuity prior to taking Lifetime Withdrawals under the benefit. The benefit may be appropriate if you intend to make periodic withdrawals from your Annuity, wish to ensure that Sub-account performance will not affect your ability to receive annual payments, and wish either spouse to be able to continue the Spousal Highest Daily Lifetime 6 Plus benefit after the death of the first spouse. You are not required to make withdrawals as part of the benefit – the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the benefit. An integral component of Spousal Highest Daily Lifetime 6 Plus is the mathematical formula we employ that may periodically transfer your Account Value to and from the AST Investment Grade Bond Sub-account. See the section above entitled “How Highest Daily Lifetime 6 Plus Transfers Account Value Between Your Permitted Sub-accounts and the AST Investment Grade Bond Sub-account.” Withdrawals are taken first from your own Account Value. We are only required to begin making lifetime income payments to you under our guarantee when and if your Account Value is reduced to zero (unless the benefit has terminated).
Spousal Highest Daily Lifetime 6 Plus also provides for a Death Benefit generally equal to three times your Annual Income Amount. The Death Benefit, however, is not payable if your Account Value is reduced to zero as a result of withdrawals or if annuity payments are being made at the time of the decedent’s death. See Death Benefit Component of Spousal Highest Daily Lifetime 6 Plus, below.
Although you are guaranteed the ability to withdraw your Annual Income Amount for life even if your Account Value falls to zero, if you take withdrawals of excess income that bring your Account Value to zero, your Annual Income Amount would also fall to zero, and the benefit would terminate. In that scenario, no further amount, including the Death Benefit described below, would be payable under Spousal Highest Daily Lifetime 6 Plus.
You may also participate in the 6 or 12 Month Dollar Cost Averaging Program if you elect Spousal Highest Daily Lifetime 6 Plus for Annuities issued on or after May 1, 2009, subject to the 6 or 12 Month DCA Program’s rules, and subject to State approvals. The 6 or 12 Month DCA Program is not available in certain states.
Currently, if you elect Spousal Highest Daily Lifetime 6 Plus and subsequently terminate the benefit, you may elect another living benefit, subject to our current rules. See “Election of and Designations under the Benefit” below and “Termination of Existing Benefits and Election of New Benefits” for details. Please note that if you terminate Spousal Highest Daily Lifetime 6 Plus and elect another benefit, you lose the guarantees that you had accumulated under your existing benefit and we will base any guarantees under the new benefit on your Account Value as of the date the new benefit becomes active.
Key Feature – Protected Withdrawal Value
The Protected Withdrawal Value is used to calculate the initial Annual Income Amount. The Protected Withdrawal Value is separate from your Account Value and not available as cash or a lump sum. On the effective date of the benefit, the Protected Withdrawal Value is equal to your Account Value. On each Valuation Day thereafter until the date of your first Lifetime Withdrawal (excluding any Non-Lifetime Withdrawal discussed below), the Protected Withdrawal Value is equal to the “Periodic Value” described in the next paragraph.

The “Periodic Value” initially is equal to the Account Value on the effective date of the benefit. On each Valuation Day thereafter until the first Lifetime Withdrawal, we recalculate the Periodic Value. We stop determining the Periodic Value upon your first Lifetime Withdrawal after the effective date of the benefit. On each Valuation Day (the “Current Valuation Day”), the Periodic Value is equal to the greater of:

(1)
the Periodic Value for the immediately preceding business day (the “Prior Valuation Day”) appreciated at the daily equivalent of 6% annually during the calendar day(s) between the Prior Valuation Day and the Current Valuation Day (i.e., one day for successive Valuation Days, but more than one calendar day for Valuation Days that are separated by weekends and/or holidays), plus the amount of any purchase payment (including any associated purchase Credits) made on the Current Valuation Day (the Periodic Value is proportionally reduced for any Non-Lifetime Withdrawal); and

(2)	the Account Value on the current Valuation Day.
If you have not made a Lifetime Withdrawal on or before the 10th or 20th Anniversary of the effective date of the benefit, your Periodic Value on the 10th or 20th Anniversary of the benefit effective date is equal to the greater of:

(1)	the Periodic Value described above or,

(2)	the sum of (a), (b) and (c) (proportionally reduced for any Non-Lifetime Withdrawal):

(a)
200% (on the 10th anniversary) or 400% (on the 20th anniversary) of the Account Value on the effective date of the benefit including any purchase payments (including any associated purchase Credits) made on that day;

(b)
200% (on the 10th anniversary) or 400% (on the 20th anniversary) of all purchase payments (including any associated purchase Credits) made within one year following the effective date of the benefit; and

(c)	all purchase payments (including any associated purchase Credits) made after one year following the effective date of the benefit.
Once the first Lifetime Withdrawal is made, the Protected Withdrawal Value at any time is equal to the greater of (i) the Protected Withdrawal Value on the date of the first Lifetime Withdrawal, increased for subsequent purchase payments (including any associated purchase Credits) and reduced for subsequent Lifetime Withdrawals, and (ii) the highest daily Account Value upon any step-up, increased for subsequent purchase payments (including any associated purchase Credits) and reduced for subsequent Lifetime Withdrawals (see below).
Key Feature – Annual Income Amount under the Spousal Highest Daily Lifetime 6 Plus Benefit
The Annual Income Amount is equal to a specified percentage of the Protected Withdrawal Value at the first Lifetime Withdrawal and does not reduce in subsequent Annuity Years, as described below. The percentage initially depends on the age of the youngest designated life on the date of the first Lifetime Withdrawal after election of the benefit. The percentages are: 4% for ages 50-64, 5% for ages 65-84, and 6% for ages 85 and older. We use the age of the youngest designated life even if that designated life is no longer a participant under the Annuity due to death or divorce. Under the Spousal Highest Daily Lifetime 6 Plus benefit, if your cumulative Lifetime Withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year. If your cumulative Lifetime Withdrawals in an Annuity Year are in excess of the Annual Income Amount for any Annuity Year (“Excess Income”), your Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions for this Annuity that comply with our rules) by the result of the ratio of the Excess Income to the Account Value immediately prior to such withdrawal (see examples of this calculation below). If you take withdrawals of Excess Income, only the portion of the Lifetime Withdrawal that exceeds the remaining Annual Income Amount will proportionally reduce your Protected Withdrawal Value and Annual Income Amount in future years. Reductions are based on the actual amount of the withdrawal, including any CDSC that may apply. Lifetime Withdrawals of any amount up to and including the Annual Income Amount will reduce the Protected Withdrawal Value by the amount of the withdrawal. Withdrawals of Excess Income will reduce the Protected Withdrawal Value by the same ratio as the reduction to the Annual Income Amount.
Note that if your withdrawal of the Annual Income Amount in a given Annuity Year exceeds the applicable free withdrawal amount under the Annuity (but is not considered Excess Income), we will not impose any CDSC on the amount of that withdrawal.
You may use the Systematic Withdrawal program to make withdrawals of the Annual Income Amount. Any systematic withdrawal will be deemed a Lifetime Withdrawal under this benefit.
Any Purchase Payment that you make subsequent to the election of Spousal Highest Daily Lifetime 6 Plus and subsequent to the first Lifetime Withdrawal will (i) increase the then-existing Annual Income Amount by an amount equal to a percentage of the Purchase Payment (including any associated purchase Credits) based on the age of the younger designated life at the time of the first Lifetime Withdrawal (the percentages are: 4% for ages 50-64, 5% for ages 65-84, and 6% for ages 85 and older, and (ii) increase the Protected Withdrawal Value by the amount of the Purchase Payment (including any associated purchase Credits).
If your Annuity permits additional purchase payments, we may limit any additional purchase payment(s) if we determine that as a result of the timing and amounts of your additional purchase payments and withdrawals, the Annual Income Amount is being increased in an unintended fashion. Among the factors we will use in making a determination as to whether an action is designed to increase the Annual Income Amount in an unintended fashion is the relative size of additional purchase payment(s). Subject to state law, we reserve the right to not accept additional purchase payments if we are not then offering this benefit for new elections. We will exercise such reservation of right for all annuity purchasers in the same class in a nondiscriminatory manner. Effective September 14, 2012, Spousal Highest Daily Lifetime 6 Plus is no longer available for new elections and we no longer accept additional Purchase Payments for Annuities with the Spousal Highest Daily Lifetime 6 Plus benefit.

Highest Daily Auto Step-Up
An automatic step-up feature (“Highest Daily Auto Step-Up”) is part of this benefit. As detailed in this paragraph, the Highest Daily Auto Step-Up feature can result in a larger Annual Income Amount subsequent to your first Lifetime Withdrawal. The Highest Daily Step-Up starts with the anniversary of the Issue Date of the Annuity (the “Annuity Anniversary”) immediately after your first Lifetime Withdrawal under the benefit. Specifically, upon the first such Annuity Anniversary, we identify the Account Value on each Valuation Day within the immediately preceding Annuity Year after your first Lifetime Withdrawal. Having identified the highest daily value (after all daily values have been adjusted for subsequent purchase payments and withdrawals), we then multiply that value by a percentage that varies based on the age of the youngest designated life on the Annuity Anniversary as of which the step-up would occur. The percentages are 4% for ages 50-64, 5% for ages 65-84, and 6% for ages 85 and older. If that value exceeds the existing Annual Income Amount, we replace the existing amount with the new, higher amount. Otherwise, we leave the existing Annual Income Amount intact. The Account Value on the Annuity Anniversary is considered the last daily step-up value of the Annuity Year. In later years (i.e., after the first Annuity Anniversary after the first Lifetime Withdrawal), we determine whether an automatic step-up should occur on each Annuity Anniversary by performing a similar examination of the Account Values that occurred on Valuation Days during the year. Taking Lifetime Withdrawals could produce a greater difference between your Protected Withdrawal Value and your Account Value, which may make a Highest Daily Auto Step-up less likely to occur. At the time that we increase your Annual Income Amount, we also increase your Protected Withdrawal Value to equal the highest daily value upon which your step-up was based only if that results in an increase to the Protected Withdrawal Value. Your Protected Withdrawal Value will never be decreased as a result of an income step-up. If, on the date that we implement a Highest Daily Auto Step-Up to your Annual Income Amount, the charge for Spousal Highest Daily Lifetime 6 Plus has changed for new purchasers, you may be subject to the new charge at the time of such step-up. Prior to increasing your charge for Spousal Highest Daily Lifetime 6 Plus upon a step-up, we would notify you, and give you the opportunity to cancel the automatic step-up feature. If you receive notice of a proposed step-up and accompanying fee increase, you should carefully evaluate whether the amount of the step-up justifies the increased fee to which you will be subject.
If you are engaged in a Systematic Withdrawal program, we will not automatically increase the withdrawal amount when there is an increase to the Annual Income Amount.
The Spousal Highest Daily Lifetime 6 Plus benefit does not affect your ability to take withdrawals under your Annuity, or limit your ability to take withdrawals that exceed the Annual Income Amount. Under Spousal Highest Daily Lifetime 6 Plus, if your cumulative Lifetime Withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year.
If, cumulatively, you withdraw an amount less than the Annual Income Amount in any Annuity Year, you cannot carry-over the unused portion of the Annual Income Amount to subsequent Annuity Years.
Because each of the Protected Withdrawal Value and Annual Income Amount is determined in a way that is not solely related to Account Value, it is possible for the Account Value to fall to zero, even though the Annual Income Amount remains.
Examples of dollar-for-dollar and proportional reductions, and the Highest Daily Auto Step-Up are set forth below. The values shown here are purely hypothetical, and do not reflect the charges for the Spousal Highest Daily Lifetime 6 Plus benefit or any other fees and charges under the Annuity. Assume the following for all three examples:

▪	The Issue Date is December 1, 2008

▪	The Spousal Highest Daily Lifetime 6 Plus benefit is elected on September 1, 2009

▪	The younger designated life was 70 years old when he/she elected the Spousal Highest Daily Lifetime 6 Plus benefit.
Example of dollar-for-dollar reductions
On November 24, 2009, the Protected Withdrawal Value is $120,000, resulting in an Annual Income Amount of $6,000 (since the youngest designated life is between the ages of 65 and 84 at the time of the first Lifetime Withdrawal, the Annual Income Amount is 5% of the Protected Withdrawal Value, in this case 5% of $120,000). Assuming $2,500 is withdrawn from the Annuity on this date, the remaining Annual Income Amount for that Annuity Year (up to and including December 1, 2009) is $3,500. This is the result of a dollar-for-dollar reduction of the Annual Income Amount ($6,000 less $2,500 = $3,500).
Example of Proportional Reductions
Continuing the previous example, assume an additional withdrawal of $5,000 occurs on November 27, 2009 and the Account Value at the time and immediately prior to this withdrawal is $118,000. The first $3,500 of this withdrawal reduces the Annual Income Amount for that Annuity Year to $0. The remaining withdrawal amount of $1,500 – reduces the Annual Income Amount in future Annuity Years on a proportional basis based on the ratio of the excess withdrawal to the Account Value immediately prior to the excess withdrawal. (Note that if there were other withdrawals in that Annuity Year, each would result in another proportional reduction to the Annual Income Amount).

Here is the calculation:

Account Value before Lifetime Withdrawal	$118,000.00
Less amount of “non” excess withdrawal	$3,500.00
Account Value immediately before excess withdrawal of $1,500	$114,500.00
Excess withdrawal amount	$1,500.00
Divided by Account Value immediately before excess withdrawal	$114,500.00
Ratio	1.31%
Annual Income Amount	$6,000.00
Less ratio of 1.31%	$78.60
Annual Income Amount for future Annuity Years	$5,921.40
Example of Highest Daily Auto Step-Up
On each Annuity Anniversary date, the Annual Income Amount is stepped-up if the appropriate percentage (based on the youngest designated life’s age on the Annuity Anniversary) of the highest daily value since your first Lifetime Withdrawal (or last Annuity Anniversary in subsequent years), adjusted for withdrawals and additional purchase payments, is higher than the Annual Income Amount, adjusted for excess withdrawals and additional purchase payments (including any associated purchase Credits).
Continuing the same example as above, the Annual Income Amount for this Annuity Year is $6,000. However, the excess withdrawal on November 27 reduces the amount to $5,921.40 for future years (see above). For the next Annuity Year, the Annual Income Amount will be stepped up if 5% (since the youngest designated life is between 65 and 84 on the date of the potential step-up) of the highest daily Account Value adjusted for withdrawals and purchase payments (including any associated purchase Credits), is higher than $5921.40. Here are the calculations for determining the daily values. Only the November 25 value is being adjusted for excess withdrawals as the November 30 and December 1 Valuation Days occur after the excess withdrawal on November 27.

Date*	Account value	Highest Daily Value (adjusted with withdrawal and purchase payments)**	Adjusted Annual Income Amount (5% of the Highest Daily Value)
November 25, 2009	$119,000.00	$119,000.00	$5,950.00
November 26, 2009		Thanksgiving Day
November 27, 2009	$113,000.00	$113,986.95	$5,699.35
November 30, 2009	$113,000.00	$113,986.95	$5,699.35
December 01, 2009	$119,000.00	$119,000.00	$5,950.00

*
In this example, the Annuity Anniversary date is December 1. The Valuation Dates are every day following the first Lifetime Withdrawal. In subsequent Annuity Years Valuation Dates will be every day following the Annuity Anniversary. The Annuity Anniversary Date of December 1 is considered the final Valuation Date for the Annuity Year.

**
In this example, the first daily value after the first Lifetime Withdrawal is $119,000 on November 25, resulting in an adjusted Annual Income Amount of $5,950.00. This amount is adjusted on November 27 to reflect the $5,000 withdrawal. The calculations for the adjustments are:

■
The Account Value of $119,000 on November 25 is first reduced dollar-for-dollar by $3,500 ($3,500 is the remaining Annual Income Amount for the Annuity Year), resulting in an adjusted Account Value of $115,500 before the excess withdrawal.

■
This amount ($115,500) is further reduced by 1.31% (this is the ratio in the above example which is the excess withdrawal divided by the Account Value immediately preceding the excess withdrawal) resulting in a Highest Daily Value of $113,986.95.

■
The adjusted Annual Income Amount is carried forward to the next Valuation Date of November 30. At this time, we compare this amount to 5% of the Account Value on November 30. Since the November 27 adjusted Annual Income Amount of $5,699.35 is higher than $5,650.00 (5% of $113,000), we continue to carry $5,699.35 forward to the next and final Valuation Date of December 1. The Account Value on December 1 is $119,000 and 5% of this amount is $5,950. Since this is higher than $5,699.35, the adjusted Annual Income Amount is reset to $5,950.00.

In this example, 5% of the December 1 value results in the highest amount of $5,950.00. Since this amount is higher than the current year’s Annual Income Amount of $5,921.40 adjusted for excess withdrawals, the Annual Income Amount for the next Annuity Year, starting on December 2, 2009 and continuing through December 1, 2010, will be stepped-up to $5,950.00.
Non-Lifetime Withdrawal Feature
You may take a one-time non-lifetime withdrawal (“Non-Lifetime Withdrawal”) under Spousal Highest Daily Lifetime 6 Plus. It is an optional feature of the benefit that you can only elect at the time of your first withdrawal. You cannot take a Non-Lifetime Withdrawal in an amount that would cause your Annuity’s Account Value, after taking the withdrawal, to fall below the minimum Surrender Value (see “Access to Account Value – Can I Surrender My Annuity for Its Value?”). This Non-Lifetime Withdrawal will not establish your initial Annual Income Amount and the Periodic Value above will continue to be calculated. However, the total amount of the withdrawal will proportionally reduce all guarantees associated with the Spousal Highest Daily Lifetime 6 Plus benefit. You must tell us if your withdrawal is intended to be the Non-Lifetime Withdrawal and not the first Lifetime Withdrawal under the Spousal Highest Daily Lifetime 6 Plus benefit. If you don’t elect the Non-Lifetime Withdrawal, the first withdrawal you make will be the first Lifetime Withdrawal that establishes your Protected Withdrawal Value and Annual Income Amount. Once you elect the Non-Lifetime Withdrawal or Lifetime Withdrawals, no additional Non-Lifetime Withdrawals may be taken.

The Non-Lifetime Withdrawal will proportionally reduce the Protected Withdrawal Value; the Periodic Value guarantees on the tenth and twentieth anniversaries of the benefit effective date (described above); and the Death Benefit (described below). It will reduce all three by the percentage the total withdrawal amount (including any applicable CDSC) represents of the then current Account Value immediately prior to the time of the withdrawal. The Non-Lifetime Withdrawal could result in a lower Annual Income Amount at the time you take your first Lifetime Withdrawal depending on the amount of the proportional reduction described above and duration of time between your Non-Lifetime and first Lifetime Withdrawal. As such, you should carefully consider when it is most appropriate for you to begin taking withdrawals under the benefit.
If you are participating in a Systematic Withdrawal program, the first withdrawal under the program cannot be classified as the Non-Lifetime Withdrawal. The first partial withdrawal in payment of any third party investment advisory service from your Annuity also cannot be classified as the Non-Lifetime Withdrawal.
Example – Non-Lifetime Withdrawal (proportional reduction)
This example is purely hypothetical and does not reflect the charges for the benefit or any other fees and charges under the Annuity. It is intended to illustrate the proportional reduction of the Non-Lifetime Withdrawal under this benefit.
Assume the following:

▪	The Issue Date is December 1, 2008

▪	The Spousal Highest Daily Lifetime 6 Plus benefit is elected on September 1, 2009

▪	The Account Value at benefit election was $105,000

▪	The younger designated life was 70 years old when he/she elected the Spousal Highest Daily Lifetime 6 Plus benefit

▪	No previous withdrawals have been taken under the Spousal Highest Daily Lifetime 6 Plus benefit
On October 2, 2009, the Protected Withdrawal Value is $125,000, the 10th benefit year minimum Periodic Value guarantee is $210,000 and the 20th benefit year minimum Periodic Value guarantee is $420,000, and the Account Value is $120,000. Assuming $15,000 is withdrawn from the Annuity on October 2, 2009 and is designated as a Non-Lifetime Withdrawal, all guarantees associated with the Spousal Highest Daily Lifetime 6 Plus benefit will be reduced by the ratio the total withdrawal amount represents of the Account Value just prior to the withdrawal being taken.
Here is the calculation:

Withdrawal amount divided by	$15,000
Account Value before withdrawal	$120,000
Equals ratio	12.5%
All guarantees will be reduced by the above ratio (12.5%)
Protected Withdrawal Value	$109,375
10th benefit year Minimum Periodic Value	$183,750
20th benefit year Minimum Periodic Value	$367,500
Required Minimum Distributions
Withdrawals that exceed the Annual Income Amount, but which you are required to take as a required minimum distribution for this Annuity, will not reduce the Annual Income Amount for future years. No additional Annual Income Amounts will be available in an Annuity Year due to required minimum distributions unless the required minimum distribution amount is greater than the Annual Income Amount. Unless designated as a Non-Lifetime Withdrawal, required minimum distributions are considered Lifetime Withdrawals. If you take a withdrawal in an Annuity Year in which your required minimum distribution for that year is not greater than the Annual Income Amount, and the amount of the withdrawal exceeds the Annual Income Amount for that year, we will treat the withdrawal as a withdrawal of Excess Income. Such a withdrawal of Excess Income will reduce the Annual Income Amount available in future years. If the required minimum distribution (as calculated by us for your Annuity and not previously withdrawn in the current calendar year) is greater than the Annual Income Amount, an amount equal to the remaining Annual Income Amount plus the difference between the required minimum distribution amount not previously withdrawn in the current calendar year and the Annual Income Amount will be available in the current Annuity Year without it being considered a withdrawal of Excess Income. In the event that a required minimum distribution is calculated in a calendar year that crosses more than one Annuity Year and you choose to satisfy the entire required minimum distribution for that calendar year in the next Annuity Year, the distribution taken in the next Annuity Year will reduce your Annual Income Amount in that Annuity Year on a dollar for dollar basis. If the required minimum distribution not taken in the prior Annuity Year is greater than the Annual Income Amount as guaranteed by the benefit in the current Annuity Year, the total required minimum distribution amount may be taken without being treated as a withdrawal of Excess Income.
In any year in which the requirement to take required minimum distributions is suspended by law, we reserve the right, in our sole discretion and regardless of any position taken on this issue in a prior year, to treat any amount that would have been considered as a required minimum distribution if not for the suspension as eligible for treatment as described herein.
Example – Required Minimum Distributions
The following example is purely hypothetical and is intended to illustrate a scenario in which the required minimum distribution amount in a given Annuity Year is greater than the Annual Income Amount.

Annual Income Amount = $5,000
Remaining Annual Income Amount = $3,000
Required Minimum Distribution = $6,000
The amount you may withdraw in the current Annuity Year without it being treated as an Excess Withdrawal is $4,000. ($3,000 + ($6,000 – $5,000) = $4,000).
If the $4,000 withdrawal is taken, the remaining Annual Income Amount will be zero and the remaining required minimum distribution amount of $2,000 may be taken in the subsequent Annuity Year (when your Annual Income Amount is reset to $5,000) without proportionally reducing all guarantees associated with the Spousal Highest Daily Lifetime 6 Plus benefit as described above. The amount you may withdraw in the subsequent Annuity Year if you stop taking withdrawals in the current Annuity Year and choose not to satisfy the required minimum distribution in the current Annuity Year (assuming the Annual Income Amount in the subsequent Annuity Year is $5,000) without being treated as a withdrawal of Excess Income is $6,000. This withdrawal must comply with all IRS guidelines in order to satisfy the required minimum distribution for the current calendar year.
Death Benefit Component of Spousal Highest Daily Lifetime 6 Plus
If you elect Spousal Highest Daily Lifetime 6 Plus, we include a death benefit (Death Benefit), at no additional cost, that is linked to the Annual Income Amount under the benefit. If a death benefit is triggered and you currently own Spousal Highest Daily Lifetime 6 Plus benefit, then your Death Benefit will be equal to the greatest of:

▪	the basic death benefit under the Annuity; and

▪	the amount of any optional death benefit you may have elected and remains in effect; and

▪
a) if no Lifetime Withdrawal had been taken prior to death, 300% of the Annual Income Amount that would have been determined on the date of death if a Lifetime Withdrawal had occurred on that date or (b) if a Lifetime Withdrawal had been taken prior to death, 300% of the Annual Income Amount as of our receipt of due proof of death. Under this component of the Death Benefit, we will not recapture the amount of any purchase Credit applied to an XT6 Annuity granted within 12 months prior to death.

Upon the death of the first of the spousal designated lives, if a Death Benefit, as described above, would otherwise be payable, and the surviving designated life chooses to continue the Annuity, the Account Value will be adjusted, as of the date we receive due proof of death, to equal the amount of that Death Benefit if paid out in a lump sum, and the Spousal Highest Daily Lifetime 6 Plus benefit remains in force. Upon the death of the second Spousal designated life, the Death Benefit described above will be payable and the Spousal Highest Daily Lifetime 6 Plus rider will terminate as of the date we receive due proof of death.
Please note that the Death Benefit under Spousal Highest Daily Lifetime 6 Plus is not payable if your Account Value is reduced to zero as a result of withdrawals or if annuity payments are being made at the time of the decedent’s death. This Death Benefit may not be available in all States.
Benefits under Spousal Highest Daily Lifetime 6 Plus

▪
To the extent that your Account Value was reduced to zero as a result of cumulative Lifetime Withdrawals in an Annuity Year that are less than or equal to the Annual Income Amount, and amounts are still payable under Spousal Highest Daily Lifetime 6 Plus, we will make an additional payment, if any, for that Annuity Year equal to the remaining Annual Income Amount for the Annuity Year. Thus, in that scenario, the remaining Annual Income Amount would be payable even though your Account Value was reduced to zero. In subsequent Annuity Years we make payments that equal the Annual Income Amount as described in this section. We will make payments until the death of the first of the designated lives to die, and will continue to make payments until the death of the second designated life. If this were to occur, you are not permitted to make additional purchase payments to your Annuity. To the extent that cumulative withdrawals in the Annuity Year that reduced your Account Value to zero are more than the Annual Income Amount, the Spousal Highest Daily Lifetime 6 Plus benefit terminates, and no additional payments will be made. However, if a withdrawal in the latter scenario was taken to satisfy a required minimum distribution (as described above) under the Annuity then the benefit will not terminate, and we will continue to pay the Annual Income Amount in subsequent Annuity Years until the death of the second designated life. Please note that if your Account Value is reduced to zero as a result of withdrawals, the Death Benefit (described above) will also be reduced to zero and the Death Benefit will not be payable.

▪
Please note that if your Account Value is reduced to zero, all subsequent payments will be treated as annuity payments. Further, payments that we make under this benefit after the first day of the calendar month coinciding with or next following the annuitant’s 95th birthday will be treated as annuity payments.

▪
If annuity payments are to begin under the terms of your Annuity, or if you decide to begin receiving annuity payments and there is an Annual Income Amount due in subsequent Annuity Years, you can elect one of the following two options:

(1)	apply your Account Value to any annuity option available; or

(2)
request that, as of the date annuity payments are to begin, we make annuity payments each year equal to the Annual Income Amount. We will make payments until the first of the designated lives to die, and will continue to make payments until the death of the second designated life. If, due to death of a designated life or divorce prior to annuitization, only a single designated life remains, then annuity payments will be made as a life annuity for the lifetime of the designated life. We must receive your request in a form acceptable to us at our office.

▪
In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments as a joint and survivor or single (as applicable) life fixed annuity with ten payments certain, by applying the greater of the annuity rates then currently available or the annuity rates guaranteed in your Annuity. The amount that will be applied to provide such annuity payments will be the greater of:

(1)
the present value of the future Annual Income Amount payments. Such present value will be calculated using the greater of the joint and survivor or single (as applicable) life fixed annuity rates then currently available or the joint and survivor or single (as applicable) life fixed annuity rates guaranteed in your Annuity; and

(2)	the Account Value.
If no Lifetime Withdrawal was ever taken, we will calculate the Annual Income Amount as if you made your first Lifetime Withdrawal on the date the annuity payments are to begin.
Please note that the Death Benefit (described above) is not payable if annuity payments are being made at the time of the decedent’s death.
Other Important Considerations

▪
Withdrawals under the Spousal Highest Daily Lifetime 6 Plus benefit are subject to all of the terms and conditions of the Annuity, including any applicable CDSC for the Non-Lifetime Withdrawal as well as withdrawals that exceed the Annual Income Amount. If you have an active Systematic Withdrawal program running at the time you elect this benefit, the first Systematic Withdrawal that processes after your election of the benefit will be deemed a Lifetime Withdrawal.

▪
Withdrawals made while the Spousal Highest Daily Lifetime 6 Plus benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. Any withdrawals made under the benefit will be taken pro-rata from the Sub-accounts (including the AST Investment Grade Bond Sub-account) and the DCA Fixed Rate Options (if you are participating in the 6 or 12 Month DCA Program). Withdrawals from the DCA Fixed Rate Options will be taken on a last-in, first-out basis. As discussed in the prospectus, you may participate in the 6 or 12 Month Dollar Cost Averaging Program only if your Annuity was issued on or after May 1, 2009.

▪
You should carefully consider when to begin taking withdrawals. If you begin taking withdrawals early, you may maximize the time during which you may take withdrawals due to longer life expectancy, and you will be using an optional benefit for which you are paying a charge. On the other hand, you could limit the value of the benefit if you begin taking withdrawals too soon. For example, withdrawals reduce your Account Value and may limit the potential for increasing your Protected Withdrawal Value. You should discuss with your financial professional when it may be appropriate for you to begin taking withdrawals.

▪
You can make withdrawals from your Annuity while your Account Value is greater than zero without purchasing the Spousal Highest Daily Lifetime 6 Plus benefit. The Spousal Highest Daily Lifetime 6 Plus benefit provides a guarantee that if your Account Value is reduced to zero (subject to program rules regarding the timing and amount of withdrawals), you will be able to receive your Annual Income Amount in the form of withdrawals.

▪	If you are taking your entire Annual Income Amount through the Systematic Withdrawal program, you must take that withdrawal as a gross withdrawal, not a net withdrawal.

▪
You cannot allocate purchase payments or transfer Account Value to or from the AST Investment Grade Bond Sub-account. A summary description of the AST Investment Grade Bond Portfolio appears in the prospectus section entitled “What Are The Investment Objectives and Policies of The Portfolios?”. You can find a copy of the AST Investment Grade Bond Portfolio prospectus by going to www.prudentialannuities.com

▪
Transfers to and from the elected Sub-accounts, the DCA Fixed Rate Options, and the AST Investment Grade Bond Sub-account triggered by the Spousal Highest Daily Lifetime 6 Plus mathematical formula will not count toward the maximum number of free transfers allowable under an Annuity.

▪
Upon inception of the benefit and to maintain the benefit, 100% of your Account Value must be allocated to the Permitted Sub-accounts (or any DCA Fixed Rate Options if you elect the 6 or 12 Month DCA Program). If, subsequent to your election of the benefit, we change our requirements for how Account Value must be allocated under the benefit, the new requirement will apply only to new elections of the benefit, and we will not compel you to reallocate your Account Value in accordance with our newly adopted requirements. However, you may be required to reallocate due to the merger of a Portfolio or the closing of a Portfolio. At the time of any change in requirements, and as applicable only to new elections of the benefit, transfers of Account Value and allocation of additional purchase payments may be subject to new investment limitations.

▪
If you elect this benefit and in connection with that election, you are required to reallocate to different Sub-accounts, then on the Valuation Day we receive your request in good order, we will (i) sell units of the non-permitted investment options and (ii) invest the proceeds of those sales in the Sub-accounts that you have designated. During this reallocation process, your Account Value allocated to the Sub-accounts will remain exposed to investment risk, as is the case generally. The newly-elected benefit will commence at the close of business on the following Valuation Day. Thus, the protection afforded by the newly-elected benefit will not arise until the close of business on the following Valuation Day.

▪
The Basic Death Benefit will terminate if withdrawals taken under Spousal Highest Daily Lifetime 6 Plus cause your Account Value to reduce to zero. Certain optional Death Benefits may terminate if withdrawals taken under Spousal Highest Daily Lifetime 6 Plus cause your Account Value to reduce to zero. (See “Death Benefit” for more information.)

▪
The maximum charge for Spousal Highest Daily Lifetime 6 Plus is 1.50% annually of the greater of the Account Value and Protected Withdrawal Value. The current charge is 0.95% annually of the greater of Account Value and Protected Withdrawal Value. We deduct this charge on quarterly anniversaries of the benefit effective date. Thus, we deduct, on a quarterly basis, 0.2375% of the greater of the prior Valuation Day’s Account Value, or the prior Valuation Day’s Protected Withdrawal Value. We deduct the fee pro rata from each of your Sub-accounts, including the AST Investment Grade Bond Sub-account, and the DCA Fixed Rate Options (if applicable). Since this fee is based on the greater of the Account Value and Protected Withdrawal Value, the fee for Spousal Highest Daily Lifetime 6 Plus may be greater than it would have been, had it been based on the Account Value alone. You will begin paying the charge for this benefit as of the effective date of the benefit, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid if you choose never to take any withdrawals and/or if you never receive any lifetime income payments. The following example is hypothetical and is for illustrative purposes only.
Assume a benefit effective date of September 1, 2009 (which means that quarterly benefit anniversaries are: December 1, March 1, June 1, and September 1). Assume the Protected Withdrawal Value as of November 30, 2009 (prior Valuation Day’s Protected Withdrawal Value) = $200,000.00 and the Account Value as of November 30, 2009 (prior Valuation Day’s Account Value) = $195,000.00. The first benefit charge date would be December 1, 2009 and the benefit charge amount would be $475.00 ($200,000 X .2375%)
If the deduction of the charge would result in the Account Value falling below the lesser of $500 or 5% of the sum of the Account Value on the effective date of the benefit plus all purchase payments made subsequent thereto (and any associated purchase Credits) (we refer to this as the “Account Value Floor”), we will only deduct that portion of the charge that would not cause the Account Value to fall below the Account Value Floor. If the entire Account Value is less than the Account Value Floor when we would deduct a charge for the benefit, then no charge will be assessed for that benefit quarter. If a charge for the Spousal Highest Daily Lifetime 6 Plus benefit would be deducted on the same day we process a withdrawal request, the charge will be deducted first, then the withdrawal will be processed. The withdrawal could cause the Account Value to fall below the Account Value Floor. While the deduction of the charge (other than the final charge) may not reduce the Account Value to zero, withdrawals may reduce the Account Value to zero. If this happens and the Annual Income Amount is greater than zero, we will make payments under the benefit and the Death Benefit (described above) will not be payable.
Election of and Designations under the Benefit
Spousal Highest Daily Lifetime 6 Plus can only be elected based on two designated lives. Designated lives must be natural persons who are each other’s spouses at the time of election of the benefit. Currently, Spousal Highest Daily Lifetime 6 Plus only may be elected where the Owner, Annuitant, and Beneficiary designations are as follows:

▪
One Annuity Owner, where the Annuitant and the Owner are the same person and the beneficiary is the Owner’s spouse. The youngest Owner/Annuitant and the beneficiary must be at least 50 years old and the oldest must be at least 55 years old at the time of election; or

▪
Co-Annuity Owners, where the Owners are each other’s spouses. The beneficiary designation must be the surviving spouse, or the spouses named equally. One of the owners must be the Annuitant. The youngest Owner must be at least 50 years old and the oldest owner must be at least 55 years old at the time of election; or

▪
One Annuity Owner, where the Owner is a custodial account established to hold retirement assets for the benefit of the Annuitant pursuant to the provisions of Section 408(a) of the Code (or any successor Code section thereto) (“Custodial Account”), the beneficiary is the Custodial Account, and the spouse of the Annuitant is the Contingent Annuitant. The youngest of the Annuitant and the Contingent Annuitant must be at least 50 years old and the oldest must be at least 55 years old at the time of election.

We do not permit a change of Owner under this benefit, except as follows:

(a)	if one Owner dies and the surviving spousal Owner assumes the Annuity, or

(b)
if the Annuity initially is co-owned, but thereafter the Owner who is not the Annuitant is removed as Owner. We permit changes of beneficiary designations under this benefit. If the Designated Lives divorce, however, the Spousal Highest Daily Lifetime 6 Plus benefit may not be divided as part of the divorce settlement or judgment. Nor may the divorcing spouse who retains ownership of the Annuity appoint a new designated life upon re-marriage. Our current administrative procedure is to treat the division of an Annuity as a withdrawal from the existing Annuity. The non-owner spouse may then decide whether he or she wishes to use the withdrawn funds to purchase a new Annuity, subject to the rules that are current at the time of purchase.

Spousal Highest Daily Lifetime 6 Plus can be elected at the time that you purchase your Annuity or after the Issue Date, subject to availability, and our eligibility rules and restrictions. If you elect Spousal Highest Daily Lifetime 6 Plus and terminate it, you can re-elect it, subject to our current rules and availability. Additionally, if you currently own an Annuity with a living benefit that is terminable, you may terminate your existing benefit rider and elect any available benefits subject to our current rules. See “Termination of Existing Benefits and Election of New Benefits” in the prospectus for information pertaining to elections, termination and re-election of benefits. Please note that if you terminate a living benefit and elect a new living benefit, you lose the guarantees that you had accumulated under your existing benefit and we will base any guarantees under the new benefit on your Account Value as of the date the new benefit becomes active. You and your financial professional should carefully consider whether terminating your existing benefit and electing a new benefit is appropriate for you. We reserve the right to waive, change and/or further limit the election frequency in the future.
Termination of the Benefit
You may terminate the benefit at any time by notifying us. If you terminate the benefit, any guarantee provided by the benefit will terminate as of the date the termination is effective, and certain restrictions on re-election may apply. The benefit automatically terminates: (i) if upon the death of the first designated life, the surviving designated life opts to take the death benefit under the Annuity (thus, the benefit does not terminate solely because of the death of the first designated life), (ii) upon the death of the second designated life (except as may be needed to pay the Death Benefit associated with this benefit), (iii) upon your termination of the benefit, (iv) upon your surrender of the Annuity, (v) upon your election to begin receiving annuity payments (although if you have elected to take annuity payments in the form of the Annual Income Amount, we will continue to pay the Annual Income

Amount), (vi) if both the Account Value and Annual Income Amount equal zero, or (vii) if you cease to meet our requirements as described in “Election of and Designations under the Benefit”.
Upon termination of Spousal Highest Daily Lifetime 6 Plus other than upon death of a designated life or annuitization, we impose any accrued fee for the benefit (i.e., the fee for the pro-rated portion of the year since the fee was last assessed), and thereafter we cease deducting the charge for the benefit. This final charge will be deducted even if it results in the Account Value falling below the Account Value Floor. With regard to your investment allocations, upon termination we will: (i) leave intact amounts that are held in the Permitted Sub-accounts (including any amounts in the DCA Fixed Rate Options), and (ii) unless you are participating in an asset allocation program (i.e., Custom Portfolios Program (we may have referred to the “Custom Portfolios Program” as the “Optional Allocation and Rebalancing Program” in other materials), Automatic Rebalancing Program, or 6 or 12 Month DCA Program) for which we are providing administrative support, transfer all amounts held in the AST Investment Grade Bond Portfolio Sub-account to your variable investment options, pro rata (i.e. in the same proportion as the current balances in your variable investment options). If prior to the transfer from the AST Investment Grade Bond Sub-account the Account Value in the variable investment options is zero, we will transfer such amounts according to your most recent allocation instructions.
How Spousal Highest Daily Lifetime 6 Plus Transfers Account Value between Your Permitted Sub-accounts And The AST Investment Grade Bond Sub-Account. See “How Highest Daily Lifetime 6 Plus Transfers Account Value Between Your Permitted Sub-accounts and the AST Investment Grade Bond Sub-account” above for information regarding this component of the benefit.
Additional Tax Considerations
If you purchase an annuity as an investment vehicle for “qualified” investments, including an IRA, SEP-IRA, Tax Sheltered Annuity (or 403(b)) or employer plan under Code Section 401(a), the required minimum distribution rules under the Code provide that you begin receiving periodic amounts from your annuity beginning after age 70 1/2. For a Tax Sheltered Annuity or a 401(a) plan for which the participant is not a greater than five (5) percent owner of the employer, this required beginning date can generally be deferred to retirement, if later. Roth IRAs are not subject to these rules during the owner’s lifetime. The amount required under the Code may exceed the Annual Income Amount, which will cause us to increase the Annual Income Amount in any Annuity Year that required minimum distributions due from your Annuity are greater than such amounts.
As indicated, withdrawals made while this benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. Please see the Tax Considerations section for a detailed discussion of the tax treatment of withdrawals. We do not address each potential tax scenario that could arise with respect to this benefit here. However, we do note that if you participate in Spousal Highest Daily Lifetime 6 Plus through a nonqualified annuity, as with all withdrawals, once all purchase payments are returned under the Annuity, all subsequent withdrawal amounts will be taxed as ordinary income.
If you take a partial withdrawal to satisfy RMD and designate that withdrawal as a Non-Lifetime Withdrawal, please note all Non-Lifetime Withdrawal provisions will apply.

DEATH BENEFIT
WHAT TRIGGERS THE PAYMENT OF A DEATH BENEFIT?
Each Annuity provides a Death Benefit during its accumulation period. If an Annuity is owned by one or more natural persons, the Death Benefit is payable upon the first death of an Owner. If an Annuity is owned by an entity, the Death Benefit is payable upon the Annuitant’s death, if there is no Contingent Annuitant. Please note that if your Annuity is held as a Beneficiary Annuity and owned by one of the permissible entities, no death benefit will be payable since the Annuity will continue distributing the required distributions over the life expectancy of the Key Life until either the Account Value is depleted or the Annuity is fully surrendered. Generally, if a Contingent Annuitant was designated before the Annuitant’s death and the Annuitant dies, then the Contingent Annuitant becomes the Annuitant and a Death Benefit will not be paid at that time. The person upon whose death the Death Benefit is paid is referred to below as the “decedent.”
BASIC DEATH BENEFIT
Each Annuity provides a basic Death Benefit at no additional charge. The Insurance Charge we deduct daily from your Account Value allocated to the Sub-accounts is used, in part, to pay us for the risk we assume in providing the basic Death Benefit guarantee under an Annuity. Each Annuity also offers two different optional Death Benefits that can be purchased for an additional charge. The additional charge is deducted to compensate Prudential Annuities for providing increased insurance protection under the optional Death Benefits. Notwithstanding the additional protection provided under the optional Death Benefits, the additional cost has the impact of reducing the net performance of the investment options. In addition, with respect to XT6, under certain circumstances, your Death Benefit may be reduced by the amount of any Credits we applied to your purchase payments. (see “How are Credits Applied to My Account Value”.) Also, no basic Death Benefit will be paid if your Annuity terminates because your Account Value reaches zero (which can happen if, for example, you are taking withdrawals under an optional living benefit).
Considerations for Contingent Annuitants: We may allow the naming of a contingent annuitant when a Nonqualified Annuity contract is held by a pension plan or a tax favored retirement plan or held by a Custodial Account (as defined earlier in this prospectus). In such a situation, the Annuity may no longer qualify for tax deferral where the Annuity contract continues after the death of the Annuitant. In some of our Annuities held by these same types of entities we allow for the naming of a co-annuitant, which also is used to mean the successor annuitant (and not another life used for measuring the duration of an annuity payment option). Like in the case of a contingent annuitant, the Annuity may no longer qualify for tax deferral where the contract continues after the death of the Annuitant. However, tax deferral should be provided instead by the pension plan, tax favored retirement plan, or Custodial Account. We may also allow the naming of a contingent annuitant when a Nonqualified Annuity contract is held by an entity which is not eligible for tax deferral benefits under Section 72(u) of the Code. This does not supersede any benefit language which may restrict the use of the contingent annuitant.
For ASAP III, APEX II and XT6 Annuities, the existing basic Death Benefit (for all decedent ages) is the greater of:

▪	The sum of all purchase payments (not including any Credits) less the sum of all proportional withdrawals and

▪
The sum of your Account Value in the Sub-accounts, your Interim Value in the MVA Fixed Allocations, and any Account Value in the Benefit Fixed Rate Account or the DCA Fixed Rate Options (less the amount of any Credits applied within 12-months prior to the date of death, with respect to XT6, if allowed by applicable State law).

For ASL II Annuities issued before July 21, 2008, where death occurs before the decedent’s age 85, the basic Death Benefit is the greater of:

▪	The sum of all purchase payments less the sum of all proportional withdrawals and

▪	The sum of your Account Value in the Sub-accounts, your Interim Value in the MVA Fixed Allocations, and any Account Value in the Benefit Fixed Rate Account or the DCA Fixed Rate Options.
For ASL II Annuities issued before July 21, 2008 where death occurs after the decedent’s age 85, the Death Benefit is (a) your Account Value (for Annuities other than those issued in New York) or (b) your Account Value in the Sub-accounts plus your Interim Value in the MVA Fixed Allocations, and any Account Value in the Benefit Fixed Rate Account or the DCA Fixed Rate Options (for Annuities issued in New York only).
For ASL II Annuities issued on or after July 21, 2008 the basic Death Benefit is the greater of:

▪	The sum of all purchase payments less the sum of all proportional withdrawals and

▪	The sum of your Account Value in the Sub-accounts, your Interim Value in the MVA Fixed Allocations, and any Account Value in the Benefit Fixed Rate Account or the DCA Fixed Rate Options.
“Proportional withdrawals” are determined by calculating the percentage of your Account Value that each prior withdrawal represented when withdrawn. For example, a withdrawal of 50% of Account Value would be considered as a 50% reduction in purchase payments for purposes of calculating the basic Death Benefit.
OPTIONAL DEATH BENEFITS
Two optional Death Benefits are offered for purchase with your Annuity to provide an enhanced level of protection for your beneficiaries. No optional Death Benefit is available if your Annuity is held as a Beneficiary Annuity. We reserve the right to cease offering any optional death benefit.
Currently, these benefits are only offered in those jurisdictions where we have received regulatory approval and must be elected at the time that you purchase your Annuity. We may, at a later date, allow existing Annuity Owners to purchase an optional Death Benefit subject to our rules and any changes or restrictions in the benefits. The “Combination 5% Roll-up and Highest Anniversary Value” Death Benefit may only be elected individually, and cannot be elected in combination with any other optional Death Benefit. If you elect Spousal Lifetime Five,

Spousal Highest Daily Lifetime Seven, Spousal Highest Daily Lifetime 7 Plus, or the BIO feature of Highest Daily Lifetime Seven or the Highest Daily Lifetime 7 Plus suite of benefits, you are not permitted to elect an optional Death Benefit. With respect to XT6, under certain circumstances, each optional Death Benefit that you elect may be reduced by the amount of Credits applied to your purchase payments.
Investment restrictions may apply if you elect certain optional death benefits. See the chart in the “Investment Options” section of the Prospectus for a list of investment options available and permitted with each benefit.
Enhanced Beneficiary Protection Optional Death Benefit
The Enhanced Beneficiary Protection Optional Death Benefit is no longer available for new elections. It provides additional amounts to your Beneficiary that may be used to offset federal and state taxes payable on any taxable gains in your Annuity at the time of your death. Whether this benefit is appropriate for you may depend on your particular circumstances, including other financial resources that may be available to your Beneficiary to pay taxes on your Annuity should you die during the accumulation period. No benefit is payable if death occurs on or after the Annuity Date.
The Enhanced Beneficiary Protection Optional Death Benefit provided a benefit payable in addition to the basic Death Benefit and certain other optional death benefits you may elect in conjunction with this benefit. If the Annuity has one Owner, the Owner had to be age 75 or less at the time the benefit was purchased. If an Annuity has joint Owners, the oldest Owner had to be age 75 or less. If an Annuity is owned by an entity, the Annuitant had to be age 75 or less.
Calculation of Enhanced Beneficiary Protection Optional Death Benefit
If you purchased the Enhanced Beneficiary Protection Optional Death Benefit, the Death Benefit is calculated as follows:

1.	the basic Death Benefit described above;
PLUS

2.	40% of your “Growth” under an Annuity, as defined below.
“Growth” means the sum of your Account Value in the Sub-accounts and your Interim Value in the MVA Fixed Allocations, minus the total of all purchase payments (less the amount of any Credits applied within 12-months prior to the date of death, with respect to XT6, if allowed by applicable State law) reduced by the sum of all proportional withdrawals.
“Proportional withdrawals” are determined by calculating the percentage of your Account Value that each prior withdrawal represented when withdrawn. For example, a withdrawal of 50% of Account Value would be considered as a 50% reduction in purchase payments.
The Enhanced Beneficiary Protection Optional Death Benefit is subject to a maximum of 100% of all purchase payments applied to an Annuity at least 12 months prior to the death of the decedent that triggers the payment of the Death Benefit.
The Enhanced Beneficiary Protection Optional Death Benefit was offered in those jurisdictions where we received regulatory approval. Certain terms and conditions may differ between jurisdictions. With respect to XT6, APEX II and ASL II, please see Appendix E for a description of the Enhanced Beneficiary Protection Optional Death Benefit offered before November 18, 2002 in those jurisdictions where we received regulatory approval. Please refer to the section entitled “Tax Considerations” for a discussion of special tax considerations for purchasers of this benefit. The Enhanced Beneficiary Protection Death Benefit was not available if you elected the “Combination 5% Roll-up and Highest Anniversary Value” Death Benefit, the Spousal Lifetime Five Income Benefit, Highest Daily Lifetime Seven with BIO, Highest Daily Lifetime Seven with LIA, Spousal Highest Daily Lifetime Seven, Spousal Highest Daily Lifetime Seven with BIO, Highest Daily Lifetime 7 Plus with BIO, Highest Daily Lifetime 7 Plus with LIA, Spousal Highest Daily Lifetime 7 Plus, Spousal Highest Daily Lifetime 7 Plus with BIO, Highest Daily Lifetime 6 Plus with LIA and Spousal Highest Daily Lifetime 6 Plus.
See Appendix B for examples of how the Enhanced Beneficiary Protection Optional Death Benefit is calculated.
Highest Anniversary Value Death Benefit (“HAV”)
If an Annuity has one Owner, the Owner must be age 79 or less at the time the Highest Anniversary Value Optional Death Benefit is purchased. If an Annuity has joint Owners, the oldest Owner must be age 79 or less. If an Annuity is owned by an entity, the annuitant must be age 79 or less.
Certain of the Portfolios offered as Sub-accounts under the Annuity are not available if you elect the Highest Anniversary Value Death Benefit. In addition, we reserve the right to require you to use certain asset allocation model(s) if you elect this death benefit.
Calculation of Highest Anniversary Value Death Benefit
The HAV Death Benefit depends on whether death occurs before or after the Death Benefit Target Date.
If the Owner dies before the Death Benefit Target Date, the Death Benefit equals the greater of:

1.	the basic Death Benefit described above; and

2.	the Highest Anniversary Value as of the Owner’s date of death.

If the Owner dies on or after the Death Benefit Target Date, the Death Benefit equals the greater of:

1.	the basic Death Benefit described above; and

2.
the Highest Anniversary Value on the Death Benefit Target Date plus the sum of all purchase payments (including any Credits applied to such purchase payments more than twelve (12) months prior to date of death in the case of XT6 or as otherwise provided for under applicable State law) less the sum of all proportional withdrawals since the Death Benefit Target Date.

The amount determined by this calculation is increased by any purchase payments received after the Owner’s date of death and decreased by any proportional withdrawals since such date.
The Highest Anniversary Value Death Benefit described above is currently being offered in those jurisdictions where we have received regulatory approval. The Highest Anniversary Value Death Benefit is not available if you have elected the “Combination 5% Roll-up and Highest Anniversary Value” or the “Highest Daily Value” Death Benefit. It is also not available with Spousal Lifetime Five, Spousal Highest Daily Lifetime Seven, or the Spousal Highest Daily Lifetime 7 Plus Benefit. With respect to XT6, APEX II and ASL II, please see Appendix E for a description of the Guaranteed Minimum Death Benefit offered before November 18, 2002 in those jurisdictions where we received regulatory approval.
Please refer to the definition of Death Benefit Target Date below. This death benefit may not be an appropriate feature where the Owner’s age is near the age specified in the Death Benefit Target Date. This is because the benefit may not have the same potential for growth as it otherwise would, since there will be fewer contract anniversaries before the death benefit target date is reached. The death benefit target date under this death benefit is earlier than the death benefit target date under the Combination 5% Roll-up and Highest Anniversary Value Death Benefit for Owners who are age 76 or older when an Annuity is issued, which may result in a lower value on the death benefit, since there will be fewer contract anniversaries before the death benefit target date is reached.
See Appendix B for examples of how the Highest Anniversary Value Death Benefit is calculated.
Combination 5% Roll-up and Highest Anniversary Value Death Benefit
If an Annuity has one Owner, the Owner must be age 79 or less at the time the Combination 5% Roll-up and HAV Optional Death Benefit is purchased. If an Annuity has joint Owners, the oldest Owner must be age 79 or less. If the Annuity is owned by an entity, the Annuitant must be age 79 or less.
Certain of the Portfolios offered as Sub-accounts under an Annuity are not available if you elect the Combination 5% Roll-up and HAV Death Benefit. If you elect this benefit, you must allocate your Account Value in accordance with the then permitted and available option(s). In addition, we reserve the right to require you to use certain asset allocation model(s) if you elect this Death Benefit.
Calculation of the Combination 5% Roll-up and Highest Anniversary Value Death Benefit
The Combination 5% Roll-up And HAV Death Benefit equals the greatest of:

1.	the basic Death Benefit described above; and

2.	the Highest Anniversary Value Death Benefit described above; and

3.	5% Roll-up described below.
The calculation of the 5% Roll-up depends on whether death occurs before or after the Death Benefit Target Date.
If the Owner dies before the Death Benefit Target Date the 5% roll up is equal to:

▪
all purchase payments (including any Credits applied to such purchase payments more than twelve (12) months prior to date of death in the case of XT6 or as otherwise provided for under applicable State law) increasing at an annual effective interest rate of 5% starting on the date that each Purchase Payment is made and ending on the Owner’s date of death;

MINUS

▪
the sum of all withdrawals, dollar for dollar up to 5% of the Roll-up value as of the prior contract anniversary (or Issue Date if the withdrawal is in the first contract year). Any withdrawals in excess of the 5% dollar for dollar limit are proportional.

If the Owner dies on or after the Death Benefit Target Date the 5% Roll-up is equal to:

▪
the 5% Roll-up value as of the Death Benefit Target Date increased by total purchase payments (including any Credits applied to such purchase payments more than twelve (12) months prior to date of death in the case of XT6 or as otherwise provided for under applicable State law) made after the Death Benefit Target Date;

MINUS

▪	the sum of all withdrawals which reduce the 5% Roll-up proportionally.
In the case of XT6, as indicated, the amounts calculated in Items 1, 2 and 3 above (before, on or after the Death Benefit Target Date) may be reduced by any Credits under certain circumstances, if allowed under applicable State law. Please refer to the definitions of Death Benefit Target Date below. This Death Benefit may not be an appropriate feature where the Owner’s age is near the age specified in the Death Benefit

Target Date. This is because the benefit may not have the same potential for growth as it otherwise would, since there will be fewer annuity anniversaries before the Death Benefit Target Date is reached.
The “Combination 5% Roll-up and Highest Anniversary Value” Death Benefit described above is currently being offered in those jurisdictions where we have received regulatory approval. The “Combination 5% Roll-up and Highest Anniversary Value” Death Benefit is not available if you elect any other optional Death Benefit or elect Spousal Lifetime Five, Spousal Highest Daily Lifetime Seven or the BIO feature of the Highest Daily Lifetime Seven or the Highest Daily Lifetime 7 Plus suite of benefits. In the case OF XT6, APEX II AND ASL II, please see Appendix E for a description of the Guaranteed Minimum Death Benefit offered before November 18, 2002 in those jurisdictions where we received regulatory approval.
See Appendix B for examples of how the “Combination 5% Roll-up and Highest Anniversary Value” Death Benefit is calculated.
Key Terms Used with the Highest Anniversary Value Death Benefit and the Combination 5% Roll-up and Highest Anniversary Value Death Benefit:

▪
The Death Benefit Target Date for the Highest Anniversary Value Death Benefit is the contract anniversary on or after the 80th birthday of the current Owner, the oldest of either joint Owner or the Annuitant, if entity owned.

▪
The Death Benefit Target Date for the Combination 5% Roll-up and HAV Death Benefit is the later of the contract anniversary on or after the 80th birthday of the current Owner, the oldest of either joint Owner or the Annuitant, if entity owned, or five years after the Issue Date of an Annuity.

▪
The Highest Anniversary Value equals the highest of all previous “Anniversary Values” less proportional withdrawals since such anniversary and plus any purchase payments (including any Credits applied to such purchase payments more than twelve (12) months prior to the date of death in the case of XT6 or as otherwise provided for under applicable State law) since such anniversary.

▪
The Anniversary Value is the Account Value in the Sub-accounts plus the Interim Value in any MVA Fixed Allocations as of each anniversary of the Issue Date of an Annuity. The Anniversary Value on the Issue Date is equal to your Purchase Payment. (including any Credits applied to such purchase payments more than twelve (12) months prior to the date of death in the case of XT6 or as otherwise provided for under applicable State law)

▪
Proportional Withdrawals are determined by calculating the percentage of your Account Value that each prior withdrawal represented when withdrawn. Proportional withdrawals result in a reduction to the Highest Anniversary Value or 5% Roll-up value by reducing such value in the same proportion as the Account Value was reduced by the withdrawal as of the date the withdrawal occurred. For example, if your Highest Anniversary Value or 5% Roll-up value is $125,000 and you subsequently withdraw $10,000 at a time when your Account Value is equal to $100,000 (a 10% reduction), when calculating the optional Death Benefit we will reduce your Highest Anniversary Value ($ 125,000) by 10% or $12,500.

Highest Daily® Value Death Benefit (“HDV”)
The Highest Daily Value Death Benefit is no longer available for new elections. If an Annuity has one Owner, the Owner must have been age 79 or less at the time the Highest Daily Value Death Benefit was elected. If an Annuity has joint Owners, the older Owner must have been age 79 or less. If there are joint Owners, death of the Owner refers to the first to die of the joint Owners. If an Annuity is owned by an entity, the Annuitant must have been age 79 or less at the time of election and death of the Owner refers to the death of the Annuitant.
If you elected this benefit, you must allocate your Account Value in accordance with the permitted and available option(s) with this benefit.
The HDV Death Benefit depends on whether death occurs before or after the Death Benefit Target Date (see the definitions below).
If the Owner dies before the Death Benefit Target Date, the Death Benefit equals the greater of:

1.
the basic Death Benefit described above (including any Credits applied to such purchase payments more than twelve (12) months prior to the date of death in the case of XT6 or as otherwise provided for under applicable State law); and

2.	the HDV as of the Owner’s date of death.
If the Owner dies on or after the Death Benefit Target Date, the Death Benefit equals the greater of:

1.	the basic Death Benefit described above; and

2.
the HDV on the Death Benefit Target Date plus the sum of all purchase payments (including any Credits applied to such purchase payments more than twelve (12) months prior to the date of death in the case of XT6 or as otherwise provided for under applicable State law) less the sum of all proportional withdrawals since the Death Benefit Target Date.

The amount determined by this calculation is increased by any purchase payments received after the Owner’s date of death and decreased by any proportional withdrawals since such date.
The Highest Daily Value Death Benefit described above was offered in those jurisdictions where we received regulatory approval. The Highest Daily Value Death Benefit was not available if you elected the Guaranteed Return Option, Guaranteed Return Option Plus, Guaranteed Return Option Plus 2008, Highest Daily GRO, Spousal Lifetime Five, Highest Daily Lifetime Five, Highest Daily Lifetime Seven, Spousal Highest Daily Lifetime Seven, the Highest Daily Lifetime 7 Plus benefits, the “Combination 5% Roll-up and Highest Anniversary Value” Death Benefit, or the Highest Anniversary Value Death Benefit.

Key Terms Used with the Highest Daily Value Death Benefit:

▪
The Death Benefit Target Date for the Highest Daily Value Death Benefit is the later of an Annuity anniversary on or after the 80th birthday of the current Owner, or the older of either the joint Owner or the Annuitant, if entity owned, or five years after the Issue Date of an Annuity.

▪
The Highest Daily Value equals the highest of all previous “Daily Values” less proportional withdrawals since such date and plus any purchase payments (plus associated Credits applied more than twelve (12) months prior to the date of death in the case of XT6 or as otherwise provided for under applicable State law) since such date.

▪
The Daily Value is the Account Value as of the end of each Valuation Day. The Daily Value on the Issue Date is equal to your Purchase Payment (plus associated Credits applied more than twelve (12) months prior to the date of death in the case of XT6 or as otherwise provided for under applicable State law).

▪
Proportional Withdrawals are determined by calculating the percentage of your Account Value that each prior withdrawal represented when withdrawn. Proportional withdrawals result in a reduction to the Highest Daily Value by reducing such value in the same proportion as the Account Value was reduced by the withdrawal as of the date the withdrawal occurred. For example, if your Highest Daily Value is $125,000 and you subsequently withdraw $10,000 at a time when your Account Value is equal to $100,000 (a 10% reduction), when calculating the optional Death Benefit we will reduce your Highest Daily Value ($125,000) by 10% or $12,500.

Please see Appendix B to this prospectus for a hypothetical example of how the HDV Death Benefit is calculated.
Annuities with Joint Owners
For Annuities with Joint Owners, the Death Benefits are calculated as shown above except that the age of the oldest of the joint Owners is used to determine the Death Benefit Target Date. NOTE: If you and your spouse own your Annuity jointly, we will pay the Death Benefit to the Beneficiary. If the sole primary Beneficiary is the surviving spouse, then the surviving spouse can elect to assume ownership of your Annuity and continue the Annuity instead of receiving the Death Benefit (unless the Annuity is held as a Beneficiary Annuity).
Annuities Owned by Entities
For Annuities owned by an entity, the Death Benefits are calculated as shown above except that the age of the Annuitant is used to determine the Death Benefit Target Date. Payment of the Death Benefit is based on the death of the Annuitant (or Contingent Annuitant, if applicable). Where a contract is structured so that it is owned by a grantor trust but the annuitant is not the grantor, then the contract is required to terminate upon the death of the grantor if the grantor pre-deceases the annuitant under Section 72(s) of the Code. Under this circumstance, the contract value will be paid out to the beneficiary and it is not eligible for the death benefit provided under the contract
Can I terminate the optional Death Benefits? Do the optional Death Benefits terminate under other circumstances?
You can terminate the Enhanced Beneficiary Protection Death Benefit and the Highest Anniversary Value Death Benefit at any time. The “Combination 5% Roll-up and HAV Death Benefit” and the HDV Death Benefit may not be terminated once elected. The optional Death Benefits will terminate automatically on the Annuity Date. Also, if you elected one of either the Highest Anniversary Value or the Combination 5% Roll-up and HAV Death Benefits and, in addition, are taking withdrawals under a guaranteed minimum withdrawal or a lifetime guaranteed minimum withdrawal benefit, these optional Death Benefits will terminate if such withdrawals cause your Account Value to reduce to zero. We may also terminate any optional Death Benefit if necessary to comply with our interpretation of the Code and applicable regulations. For jointly owned Annuities, the optional death benefits are payable upon the first death of either Owner and therefore terminate and do not continue if a surviving spouse continues the Annuity. Where an Annuity is structured so that it is owned by a grantor trust but the annuitant is not the grantor, then the Annuity is required to terminate upon the death of the grantor if the grantor pre-deceases the annuitant under Section 72(s) of the Code. Under this circumstance, the Surrender Value will be paid out to the beneficiary and it is not eligible for the death benefit provided under the Annuity.
What are the charges for the optional Death Benefits?
For elections of the Highest Anniversary Value Death Benefit and the Combination 5% Roll-Up and HAV Death Benefit made on or after May 1, 2009, we impose a charge equal to 0.40% and 0.80%, respectively, per year of the daily net assets of the Sub-accounts. For elections of the Highest Anniversary Value Death Benefit and the Combination 5% Roll-Up and HAV Death Benefit that were made prior to May 1, 2009, we impose a charge equal to 0.25% and 0.50%, respectively, per year of the daily net assets of the Sub-accounts. We deduct a charge equal to 0.25% per year of the daily net assets of the Sub-accounts for the Enhanced Beneficiary Protection Death Benefit and 0.50% per year of the daily net assets of the Sub-accounts for the HDV Death Benefit. We deduct the charge for each of these benefits to compensate Prudential Annuities for providing increased insurance protection under the optional Death Benefits. The additional annual charge is deducted daily against your Account Value allocated to the Sub-accounts.
Please refer to the section entitled “Tax Considerations” for additional considerations in relation to the optional Death Benefit.
PRUDENTIAL ANNUITIES’ ANNUITY REWARDS
What is the Annuity Rewards Benefit in ASAP III, APEX II and XT6?
Annuity Rewards is a death benefit enhancement that Owners can elect when the original CDSC period is over. To be eligible to elect Annuity Rewards, the Account Value on the date that the Annuity Rewards benefit is effective must be greater than the amount that would be payable to the Beneficiary under the Death Benefit (including any amounts payable under any Optional Death Benefit then in effect). In addition, the effective date must occur before annuity payments begin. There can only be one effective date for the Annuity Rewards Death Benefit enhancement. There is no additional charge for electing the Annuity Rewards Death Benefit enhancement.
Annuity Rewards offers Owners the ability to lock in an amount equal to the Account Value in the Sub-accounts plus the MVA Fixed Allocations (without the effect of any MVA) as an enhancement to their current basic Death Benefit, so their beneficiaries will not receive less than an Annuity’s value as of the effective date of the benefit. Under the Annuity Rewards Benefit, Prudential Annuities guarantees that the Death Benefit will not be less than:

▪	your Account Value in the Sub-accounts plus the Interim Value in any MVA Fixed Allocations as of the effective date of the benefit

▪	MINUS any proportional withdrawals following the effective date of the benefit

▪	PLUS any additional purchase payments applied to your Annuity following the effective date of the benefit.
The Annuity Rewards Death Benefit enhancement does not affect the calculation of the basic Death Benefit or any Optional Death Benefits available under an Annuity. If the Death Benefit amount payable under your Annuity’s basic Death Benefit or any Optional Death Benefits you purchase is greater than the enhanced Death Benefit under the Annuity Rewards Benefit on the date the Death Benefit is calculated, your beneficiary will receive the greater amount. Annuity Rewards is not available under ASL II or if your Annuity is held as a Beneficiary Annuity.
PAYMENT OF DEATH BENEFITS
Alternative Death Benefit Payment Options – Annuities Owned By Individuals (not associated with Tax-Favored Plans) Except in the case of a spousal assumption as described below, upon your death, certain distributions must be made under the Annuity. The required distributions depend on whether you die before you start taking annuity payments under the Annuity or after you start taking annuity payments under the Annuity.
If you die on or after the Annuity Date, the remaining portion of the interest in the Annuity must be distributed at least as rapidly as under the method of distribution being used as of the date of death.
In the event of your death before the Annuity Date, the Death Benefit must be distributed:

▪	within five (5) years of the date of death (the “5 Year Deadline”); or

▪
as a series of payments not extending beyond the life expectancy of the beneficiary or over the life of the beneficiary. Payments under this option must begin within one year of the date of death. If the Beneficiary does not begin installments by such time, then no partial withdrawals will be permitted thereafter, and we require that the Beneficiary take the Death Benefit as a lump sum within the 5 Year Deadline. If we do not receive instructions on where to send the payment within 5 years of the date of death, the funds will be escheated.

Unless you have made an election prior to Death Benefit proceeds becoming due, a Beneficiary can elect to receive the Death Benefit proceeds under the Beneficiary Continuation Option as described below in the section entitled “Beneficiary Continuation Option,” as a series of required distributions.
If the Annuity is held as a Beneficiary Annuity, the payment of the Death Benefit must be distributed:

▪	as a lump sum payment; or

▪
Unless you have made an election prior to Death Benefit proceeds becoming due, a beneficiary can elect to receive the Death Benefit proceeds under the Beneficiary Continuation Option as described below in the section entitled “Beneficiary Continuation Option,” as a series of required distributions.

Upon our receipt of proof of death, we will send to the beneficiary materials that list these payment options.
Alternative Death Benefit Payment Options – Annuities Held by Tax-Favored Plans
The Code provides for alternative death benefit payment options when an Annuity is used as an IRA, 403(b) or other “qualified investment” that requires minimum distributions. Upon your death under an IRA, 403(b) or other “qualified investment”, the designated Beneficiary may generally elect to continue the Annuity and receive Required Minimum Distributions under the Annuity instead of receiving the death benefit in a single payment. The available payment options will depend on whether you die before the date Required Minimum Distributions under the Code were to begin, whether you have named a designated beneficiary and whether the Beneficiary is your surviving spouse. Note that if you elected to receive required minimum distributions under a Minimum Distribution Option, the program will be discontinued upon receipt of notification of death. The final required minimum distribution must be distributed prior to establishing a beneficiary payment option for the balance of the contract.

▪
If you die after a designated beneficiary has been named, the death benefit must be distributed by December 31st of the year including the five year anniversary of the date of death, or as periodic payments not extending beyond the life expectancy of the designated beneficiary (provided such payments begin by December 31st of the year following the year of death). If the Beneficiary does not begin installments by such time, then no partial withdrawals will be permitted thereafter, and we require that the Beneficiary take the Death Benefit as a lump sum within the 5 Year Deadline. However, if your surviving spouse is the beneficiary, the death benefit can be paid out over the life expectancy of your spouse with such payments beginning no later than December 31st of the year following the year of death or December 31st of the year in which you would have reached age 70 1/2, whichever is later. Additionally, if the contract is solely payable to (or for the benefit of) your surviving spouse, then the Annuity may be continued with your spouse as the owner

▪
If you die before a designated beneficiary is named and before the date required minimum distributions must begin under the Code, the death benefit must be paid out by December 31st of the year including the five year anniversary of the date of death. If the Beneficiary does not begin installments by such time, then no partial withdrawals will be permitted thereafter, and we require that the Beneficiary take the

Death Benefit as a lump sum within the 5 Year Deadline. For contracts where multiple beneficiaries have been named and at least one of the beneficiaries does not qualify as a designated beneficiary and the account has not been divided into separate accounts by December 31st of the year following the year of death, such contract is deemed to have no designated beneficiary

▪
If you die before a designated beneficiary is named and after the date required minimum distributions must begin under the Code, the death benefit must be paid out at least as rapidly as under the method then in effect. For contracts where multiple beneficiaries have been named and at least one of the beneficiaries does not qualify as a designated beneficiary and the account has not been divided into separate accounts by December 31st of the year following the year of death, such contract is deemed to have no designated beneficiary.

A beneficiary has the flexibility to take out more each year than mandated under the required minimum distribution rules.
Until withdrawn, amounts in an IRA, 403(b) or other “qualified investment” continue to be tax deferred. Amounts withdrawn each year, including amounts that are required to be withdrawn under the Required Minimum Distribution rules, are subject to tax. You may wish to consult a professional tax advisor for tax advice as to your particular situation.
For a Roth IRA, if death occurs before the entire interest is distributed, the death benefit must be distributed under the same rules applied to IRAs where death occurs before the date Required Minimum Distributions must begin under the Code.
The tax consequences to the beneficiary may vary among the different death benefit payment options. See the Tax Considerations section of this prospectus, and consult your tax advisor.
Beneficiary Continuation Option
Instead of receiving the death benefit in a single payment, or under an Annuity Option, a beneficiary may take the death benefit under an alternative death benefit payment option, as provided by the Code and described above under the sections entitled “Payment of Death Benefits” and “Alternative Death Benefit Payment Options – Annuities Held by Tax-Favored Plans.” This “Beneficiary Continuation Option” is described below and is available for both qualified Annuities (i.e. annuities sold to an IRA, Roth IRA, SEP IRA, or 403(b)), Beneficiary Annuities and nonqualified Annuities.
Under the Beneficiary Continuation Option:

▪	The beneficiary must apply at least $15,000 to the Beneficiary Continuation Option. Thus, the death benefit must be at least $15,000.

▪	The Owner’s Annuity will be continued in the Owner’s name, for the benefit of the beneficiary.

▪
Beginning on the date we receive an election by the beneficiary to take the death benefit in a form other than a lump sum, the beneficiary will incur a Settlement Service Charge which is an annual charge assessed on a daily basis against the assets allocated to the Sub-accounts. For nonqualified Annuities the charge is 1.00% per year, and for qualified Annuities the charge is 1.40% per year.

▪
Beginning on the date we receive an election by the beneficiary to take the death benefit in a form other than a lump sum, the beneficiary will incur an annual maintenance fee equal to the lesser of $30 or 2% of Account Value. The fee will only apply if the Account Value is less than $25,000 at the time the fee is assessed. The fee will not apply if it is assessed 30 days prior to a surrender request.

▪
The initial Account Value will be equal to any death benefit (including any optional death benefit) that would have been payable to the beneficiary if the beneficiary had taken a lump sum distribution.

▪	The available Sub-accounts will be among those available to the Owner at the time of death, however certain Sub-Accounts may not be available.

▪	The beneficiary may request transfers among Sub-accounts, subject to the same limitations and restrictions that applied to the Owner. Transfers in excess of 20 per year will incur a $10 transfer fee.

▪
No Fixed Allocations or fixed interest rate options will be offered for the nonqualified Beneficiary Continuation Options. However, for qualified Annuities, the Fixed Allocations will be those offered at the time the Beneficiary Continuation Option is elected.

▪	No additional purchase payments can be applied to the Annuity.

▪	The basic death benefit and any optional benefits elected by the Owner will no longer apply to the beneficiary.

▪
The beneficiary can request a withdrawal of all or a portion of the Account Value at any time, unless the Beneficiary Continuation Option was the payout predetermined by the Owner and the Owner restricted the beneficiary’s withdrawal rights.

▪	Withdrawals are not subject to CDSC.

▪
Upon the death of the beneficiary, any remaining Account Value will be paid in a lump sum to the person(s) named by the beneficiary (successor), unless the successor chooses to continue receiving payments.

▪
If the beneficiary elects to receive the death benefit proceeds under the Beneficiary Continuation Option, we must receive the election in good order at least 14 days prior to the first required distribution. If, for any reason, the election impedes our ability to complete the first distribution by the required date, we will be unable to accept the election.

Currently only Investment Options corresponding to Portfolios of the Advanced Series Trust and the ProFund VP are available under the Beneficiary Continuation Option.
In addition to the materials referenced above, the Beneficiary will be provided with a prospectus and a settlement agreement describing the Beneficiary Continuation Option. We may pay compensation to the broker-dealer of record on the Annuity based on amounts held in the Beneficiary Continuation

Option. Please contact us for additional information on the availability, restrictions and limitations that will apply to a beneficiary under the Beneficiary Continuation Option.
Spousal Assumption of Annuity
You may name your spouse as your beneficiary. If you and your spouse own your Annuity jointly, we assume that the sole primary beneficiary will be the surviving spouse unless you elect an alternative Beneficiary Designation. Unless you elect an alternative Beneficiary Designation or the Annuity is held as a Beneficiary Annuity, (if available under your Annuity) the spouse beneficiary may elect to assume ownership of the Annuity instead of taking the Death Benefit payment. Any Death Benefit (including any optional Death Benefits) that would have been payable to the Beneficiary will become the new Account Value as of the date we receive due proof of death and any required proof of a spousal relationship. As of the date the assumption is effective, the surviving spouse will have all the rights and benefits that would be available under the Annuity to a new purchaser of the same attained age. For purposes of determining any future Death Benefit for the surviving spouse, the new Account Value will be considered as the initial Purchase Payment. No CDSC will apply to the new Account Value. However, any additional purchase payments applied after the date the assumption is effective will be subject to all provisions of the Annuity, including any CDSC that may apply to the additional purchase payments.
A surviving spouse’s ability to continue ownership of the Annuity may be impacted (see “Managing Your Annuity – Spousal Designations”). Please consult your tax or legal adviser for more information about such impact in your state.
See the section entitled “Managing Your Annuity – Spousal Designations” and “Contingent Annuitant” for a discussion of the treatment of a spousal Contingent Annuitant in the case of the death of the Annuitant in an Annuity owned by a Custodial Account.
When do you determine the Death Benefit?
We determine the amount of the Death Benefit as of the date we receive “due proof of death” (and in certain limited circumstances as of the date of death), any instructions we require to determine the method of payment and any other written representations we require to determine the proper payment of the Death Benefit. “Due proof of death” may include a certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death or other satisfactory proof of death. Upon our receipt of “due proof of death” we automatically transfer the Death Benefit to the AST Government Money Market Sub-account until we further determine the universe of eligible Beneficiaries. Once the universe of eligible Beneficiaries has been determined each eligible Beneficiary may allocate his or her eligible share of the Death Benefit to an eligible annuity payment option.
Each Beneficiary must make an election as to the method they wish to receive their portion of the Death Benefit. Absent an election of a Death Benefit payment method, no Death Benefit can be paid to the Beneficiary. We may require written acknowledgment of all named Beneficiaries before we can pay the Death Benefit. During the period from the date of death until we receive all required paper work, the amount of the Death Benefit is impacted by the Insurance Charge and may be subject to Sub-account fluctuations.
Exceptions to Amount of Death Benefit
There are certain exceptions to the amount of the Death Benefit.
Submission of Due Proof of Death after One Year. If we receive Due Proof of Death more than one year after the date of death, we reserve the right to limit the Death Benefit to the Unadjusted Account Value on the date we receive Due Proof of Death (i.e., we would not pay the minimum Death Benefit or any Optional Death Benefit).
Death Benefit Suspension Period. You should be aware that there is a Death Benefit suspension period (unless prohibited by applicable law). If the decedent was not the Owner or Annuitant as of the Issue Date (or within 60 days thereafter), and did not become the Owner or Annuitant due to the prior Owner’s or Annuitant’s death, any Death Benefit (including any optional Death Benefit) that applies will be suspended for a two-year period as to that person from the date he or she first became Owner or Annuitant. While the two year suspension is in effect, any applicable charge will continue to apply but the Death Benefit amount will equal the Account Value plus the Interim Value in the MVA Fixed Allocations, less (if allowed by applicable state law) any Purchase Credits (for XT6) granted during the period beginning 12 months prior to decedent’s date of death and ending on the date we receive Due Proof of death. Thus, if you had elected an Optional Death Benefit, and the suspension were in effect, you would be paying the fee for the Optional Death Benefit even though during the suspension period your Death Benefit would have been limited to the Account Value plus the Interim Value in the MVA Fixed Allocations. After the two year suspension period is completed, the Death Benefit is the same as if the suspension period had not been in force. See the section of the prospectus above generally with regard to changes of Owner and Annuitant that are allowable.
Beneficiary Annuity. With respect to a Beneficiary Annuity, the Death Benefit is triggered by the death of the beneficial Owner (or the Key Life, if entity-owned). However, if the Annuity is held as a Beneficiary Annuity, the Owner is an entity, and the Key Life is already deceased, then no Death Benefit is payable upon the death of the beneficial Owner.

VALUING YOUR INVESTMENT
HOW IS MY ACCOUNT VALUE DETERMINED?
During the accumulation period, your Annuity has an Account Value. The Account Value is determined separately for each Sub-account allocation and for each Fixed Allocation. The Account Value is the sum of the values of each Sub-account allocation and the value of each Fixed Allocation. For Annuities with a Highest Daily Lifetime Five election, Account Value also includes the value of any allocation to the Benefit Fixed Rate Account. See the “Living Benefits – Highest Daily Lifetime Five” section of the Prospectus for a description of the Benefit Fixed Rate Account. The Account Value does not reflect any CDSC that may apply to a withdrawal or surrender. With respect to ASAP III and APEX II, the Account Value includes any Loyalty Credit we apply. With respect to XT6, the Account Value includes any Credits we applied to your purchase payments which we are entitled to take back under certain circumstances. When determining the Account Value on a day more than 30 days prior to a MVA Fixed Allocation’s Maturity Date, the Account Value may include any Market Value Adjustment that would apply to a MVA Fixed Allocation (if withdrawn or transferred) on that day.
WHAT IS THE SURRENDER VALUE OF MY ANNUITY?
The Surrender Value of your Annuity is the value available to you on any day during the accumulation period. The Surrender Value is defined under “Glossary of Terms” above.
HOW AND WHEN DO YOU VALUE THE SUB-ACCOUNTS?
When you allocate Account Value to a Sub-account, you are purchasing units of the Sub-account. Each Sub-account invests exclusively in shares of an underlying Portfolio. The value of the Units fluctuates with the market fluctuations of the Portfolios. The value of the Units also reflects the daily accrual for the Insurance Charge, the Distribution Charge (if applicable), and if you elected one or more optional benefits whose annual charge is deducted daily, the additional charge made for such benefits. There may be several different Unit Prices for each Sub-account to reflect the Insurance Charge, any Distribution Charge and the charges for any optional benefits. The Unit Price for the Units you purchase will be based on the total charges for the benefits that apply to your Annuity. See the section entitled “What Happens to My Units When There is a Change in Daily Asset-Based Charges?” for a detailed discussion of how Units are purchased and redeemed to reflect changes in the daily charges that apply to your Annuity.
Each Valuation Day, we determine the price for a Unit of each Sub-account, called the “Unit Price.” The Unit Price is used for determining the value of transactions involving Units of the Sub-accounts. We determine the number of Units involved in any transaction by dividing the dollar value of the transaction by the Unit Price of the Sub-account as of the Valuation Day.
Example
Assume you allocate $5,000 to a Sub-account. On the Valuation Day you make the allocation, the Unit Price is $14.83. Your $5,000 buys 337.154 Units of the Sub-account. Assume that later, you wish to transfer $3,000 of your Account Value out of that Sub-account and into another Sub-account. On the Valuation Day you request the transfer, the Unit Price of the original Sub-account has increased to $16.79 and the Unit Price of the new Sub-account is $17.83. To transfer $3,000, we sell 178.677 Units at the current Unit Price, leaving you 158.477 Units. We then buy $3,000 of Units of the new Sub-account at the Unit Price of $17.83. You would then have 168.255 Units of the new Sub-account.
HOW DO YOU VALUE FIXED ALLOCATIONS?
During the Guarantee Period, we use the concept of an Interim Value for the MVA Fixed Allocations. The Interim Value can be calculated on any day and is equal to the initial value allocated to an MVA Fixed Allocation plus all interest credited to an MVA Fixed Allocation as of the date calculated. The Interim Value does not include the impact of any Market Value Adjustment. If you made any transfers or withdrawals from an MVA Fixed Allocation, the Interim Value will reflect the withdrawal of those amounts and any interest credited to those amounts before they were withdrawn. To determine the Account Value of an MVA Fixed Allocation on any day more than 30 days prior to its Maturity Date, we multiply the Account Value of the MVA Fixed Allocation times the Market Value Adjustment factor. In addition to MVA Fixed Allocations that are subject to a Market Value Adjustment, we offer DCA Fixed Rate Options that are used with our 6 or 12 Month Dollar Cost Averaging Program and are not subject to any MVA. Account Value allocated to the DCA Fixed Rate Options earns the declared rate of interest while it is transferred over a 6 month or 12 month period into the Sub-accounts that you have designated.
WHEN DO YOU PROCESS AND VALUE TRANSACTIONS?
Prudential Annuities is generally open to process financial transactions on those days that the New York Stock Exchange (NYSE) is open for trading. There may be circumstances where the NYSE does not open on a regularly scheduled date or time or closes at an earlier time than scheduled (normally 4:00 p.m. Eastern Time). Generally, financial transactions requested before the close of the NYSE which meet our requirements will be processed according to the value next determined following the close of business. Financial transactions requested on a non-Valuation Day or after the close of the NYSE will be processed based on the value next computed on the next Valuation Day.
There may be circumstances where the NYSE is open, however, due to inclement weather, natural disaster or other circumstances beyond our control, our offices may be closed or our business processing capabilities may be restricted. Under those circumstances, your Account Value may fluctuate based on changes in the Unit Values, but you may not be able to transfer Account Value, or make a purchase or redemption request. We will not process any financial transactions involving purchase or redemption orders on days the NYSE is closed.
Prudential Annuities will also not process financial transactions involving purchase or redemption orders or transfers on any day that:

•	trading on the NYSE is restricted;

•	an emergency, as determined by the SEC, exists making redemption or valuation of securities held in the separate account impractical; or

•	the SEC, by order, permits the suspension or postponement for the protection of security holders.
Initial Purchase Payments: We are required to allocate your initial Purchase Payment to the Sub-accounts within two (2) Valuation Days after we receive all of our requirements at our office to issue an Annuity. If we do not have all the required information to allow us to issue your Annuity, we may retain the Purchase Payment while we try to reach you or your representative to obtain all of our requirements. If we are unable to obtain all of our required information within five (5) Valuation Days, we are required to return the Purchase Payment to you at that time, unless you specifically consent to our retaining the Purchase Payment while we gather the required information. Once we obtain the required information, we will invest the Purchase Payment (and any associated Credits with respect to XT6) and issue an Annuity within two (2) Valuation Days. With respect to both your initial Purchase Payment and any subsequent Purchase Payment that is pending investment in our separate account, we may hold the amount temporarily in our general account and may earn interest on such amount. You will not be credited with interest during that period.
As permitted by applicable law, the broker-dealer firm through which you purchase your Annuity may forward your initial Purchase Payment to us prior to approval of your purchase by a registered principal of the firm. These arrangements are subject to a number of regulatory requirements, including that customer funds will be deposited in a segregated bank account and held by the insurer until such time that the insurer is notified of the firm’s principal approval and is provided with the application, or is notified of the firm principal’s rejection. In addition, the insurer must promptly return the customer’s funds at the customer’s request prior to the firm’s principal approval or upon the firm’s rejection of the application. The monies held in the bank account will be held in a suspense account within our general account and we may earn interest on amounts held in that suspense account. Contract owners will not be credited with any interest earned on amounts held in that suspense account. The monies in such suspense account may be subject to our general creditors.
Additional Purchase Payments: We will apply any additional purchase payments (and any associated Credit with respect to XT6) on the Valuation Day that we receive the Purchase Payment at our office with satisfactory allocation instructions in Good Order. We may limit, restrict, suspend or reject any additional purchase payments at any time, on a non-discriminatory basis. Please see “Living Benefits” for further information on additional purchase payments.
Scheduled Transactions: Scheduled transactions include transfers made in connection with dollar cost averaging, the asset allocation program, automatic rebalancing, systematic withdrawals, systematic investments, required minimum distributions, substantially equal periodic payments under Section 72(t) of the Code, annuity payments and fees that are assessed daily as a percentage of the net assets of the Sub-accounts. Scheduled transactions are processed and valued as of the date they are scheduled, unless the scheduled day is not a Valuation Day. In that case, the transaction will be processed and valued on the next Valuation Day, unless (with respect to required minimum distributions, substantially equal periodic payments under Section 72(t)/72(q) of the Code, annuity payments and fees that are assessed daily as a percentage of the net assets of the Sub-accounts only), the next Valuation Day falls in the subsequent calendar year, in which case the transaction will be processed and valued on the prior Valuation Day.
In addition, if you are taking your Annual Income Amount through our systematic withdrawal program; and the scheduled day is not a Valuation Day; and the next Valuation Day will occur in a new contract year, the transaction will be processed and valued on the prior Valuation Day.
Unscheduled Transactions: “Unscheduled” transactions include any other non-scheduled transfers and requests for Partial Withdrawals or Free Withdrawals or Surrenders. With respect to certain written requests to withdraw Account Value, we may seek to verify the requesting Owner’s signature. Specifically, we reserve the right to perform a signature verification for (a) any withdrawal exceeding a certain dollar amount and (b) a withdrawal exceeding a certain dollar amount if the payee is someone other than the Owner. In addition, we will not honor a withdrawal request in which the requested payee is the financial professional or agent of record. We reserve the right to request a signature guarantee with respect to a written withdrawal request. If we do perform a signature verification, we will pay the withdrawal proceeds within 7 days after the withdrawal request was received by us in good order, and will process the transaction in accordance with the discussion in “When Do You Process And Value Transactions?”
Medically-Related Surrenders & Death Benefits: Medically-Related Surrender requests and Death Benefit claims require our review and evaluation before processing. We price such transactions as of the date we receive at our Office all supporting documentation we require for such transactions and that are satisfactory to us.
We are generally required by law to pay any surrender request or death benefit claims from the Separate Account within 7 days of our receipt of your request in good order.
Transactions in ProFunds VP Sub-accounts: Generally, purchase or redemption orders or transfer requests must be received by us by no later than the close of the NYSE to be processed on the current Valuation Day. However, any purchase order or transfer request involving the ProFunds VP Sub-accounts must be received by us no later than one hour prior to any announced closing of the applicable securities exchange (generally, 3:00 p.m. Eastern time) to be processed on the current Valuation Day. The “cut-off” time for such financial transactions involving a ProFunds VP Sub-account will be extended to  1/2 hour prior to any announced closing (generally, 3:30 p.m. Eastern time) for transactions submitted electronically through Prudential Annuities’ Internet website (www.prudentialannuities.com). You cannot request a transaction (other than a redemption order) involving the transfer of units in one of the ProFunds VP Sub-accounts between the applicable “cut-off” time and 4:00 p.m. Eastern Time Owners attempting to process a purchase order or transfer request between the applicable “cut-off” time and 4:00 p.m. Eastern Time, are informed that their transactions cannot be processed as requested. We will not process the trade until we receive further instructions from you. However, Owners receiving the “cut-off” message may process a purchase order or transfer request up until 4:00 p.m. Eastern Time on that same day with respect to any other available investment option under their Annuity, other than ProFunds. Transactions received after 4:00 p.m. Eastern Time will be treated as received by us on the next Valuation Day.
WHAT HAPPENS TO MY UNITS WHEN THERE IS A CHANGE IN DAILY ASSET-BASED CHARGES?
Distribution Charge Applicable to ASAP III and XT6: At the end of the Period during which the Distribution Charge applies, your Annuity will become subject to a lower daily asset-based charge. We will process a transaction where your Account Value allocated to the Sub-accounts will be used to purchase new Units of the same Sub-accounts that reflect the Insurance Charge (and the charge for any optional benefits you have elected) but not the Distribution Charge. The number of Units attributed to your Annuity will be decreased and the Unit Price of each unit of the Sub-accounts in which you invested will be increased. The adjustment in the number of units and unit price will not affect your Account Value at the time that the transaction is processed. However, beginning on that date, your Account Value will be determined based on the change in the value of Units that reflect the Insurance Charge and any other optional benefits that you have elected.
Termination of Optional Benefits: Except for the Guaranteed Minimum Income Benefit, the “Combination 5% Roll-up and Highest Anniversary Value Death Benefit” and the Highest Daily Value Death Benefit, which generally cannot be terminated by the owner once elected, if any optional benefit terminates, we will no longer deduct the charge we apply to purchase the optional benefit. Certain optional benefits may be added after you have purchased your Annuity. On the date a charge no longer applies or a charge for an optional benefit begins to be deducted, your Annuity will become subject to a different daily asset-based charge. This change may result in the number of Units attributed to your Annuity and the value of those Units being different than it was before the change; however, the adjustment in the number of Units and Unit Price will not affect your Account Value (although the change in charges that are deducted will affect your Account Value).

TAX CONSIDERATIONS
The tax considerations associated with an Annuity vary depending on whether the Annuity is (i) owned by an individual or non-natural person, and not associated with a tax-favored retirement plan, or (ii) held under a tax-favored retirement plan. We discuss the tax considerations for these categories of Annuities below. The discussion is general in nature and describes only federal income tax law (not state, local, foreign or other federal tax laws). It is based on current law and interpretations which may change. The information provided is not intended as tax advice. You should consult with a qualified tax adviser for complete information and advice.
Generally, the cost basis in an Annuity not associated with a tax-favored retirement plan is the amount you pay into your Annuity, or into Annuities exchanged for your Annuity, on an after-tax basis less any withdrawals of such payments. Cost basis for a tax-favored retirement plan is provided only in limited circumstances, such as for contributions to a Roth IRA or nondeductible contributions to a traditional IRA. We do not track cost basis for tax-favored retirement plans, which is the responsibility of the Owner.
The discussion below generally assumes that the Annuity is issued to the Annuity Owner. For Annuities issued under the Beneficiary Continuation Option or as a Beneficiary Annuity, refer to the Taxes Payable by Beneficiaries for a Nonqualified Annuity and Required Distributions Upon Your Death for Qualified Annuities sections below.
NONQUALIFIED ANNUITIES
In general, as used in this prospectus, a Nonqualified Annuity is owned by an individual or non-natural person and is not associated with a tax-favored retirement plan.
Taxes Payable by You
We believe the Annuity is an Annuity for tax purposes. Accordingly, as a general rule, you should not pay any tax until you receive money under the Annuity. Generally, an Annuity issued by the same company (and affiliates) to you during the same calendar year must be treated as one Annuity for purposes of determining the amount subject to tax under the rules described below. Charges for investment advisory fees that are taken from the Annuity are treated as a partial withdrawal from the Annuity and will be reported as such to the Annuity Owner.
It is possible that the IRS could assert that some or all of the charges for the optional living or death benefits under the Annuity should be treated for federal income tax purposes as a partial withdrawal from the Annuity. If this were the case, the charge for this benefit could be deemed a withdrawal and treated as taxable to the extent there are earnings in the Annuity. Additionally, for Owners under age 59½, the taxable income attributable to the charge for the benefit could be subject to a tax penalty. If the IRS determines that the charges for one or more benefits under the Annuity are taxable withdrawals, then the sole or surviving Owner will be provided with a notice from us describing available alternatives regarding these benefits.
Taxes on Withdrawals and Surrender Before Annuity Payments Begin
If you make a withdrawal from your Annuity or surrender it before annuity payments begin, the amount you receive will be taxed as ordinary income, rather than as a return of cost basis, until all gain has been withdrawn. At any time there is no gain in your Annuity, payments will be treated as a nontaxable return of cost basis until all cost basis has been returned. After all cost basis is returned, all subsequent amounts will be taxed as ordinary income. An exception to this treatment exists for contracts purchased prior to August 14, 1982. Withdrawals are treated as a return of cost basis in the Annuity first until Purchase Payments made before August 14, 1982 are withdrawn. Moreover, income allocable to Purchase Payments made before August 14, 1982, is not subject to the 10% tax penalty.
You will generally be taxed on any withdrawals from the Annuity while you are alive even if the withdrawal is paid to someone else. Withdrawals under any of the optional living benefits or as a systematic payment are taxed under these rules. If you assign or pledge all or part of your Annuity as collateral for a loan, the part assigned generally will be treated as a withdrawal and subject to income tax to the extent of gain. If you transfer your Annuity for less than full consideration, such as by gift, you will also trigger tax on any gain in the Annuity. This rule does not apply if you transfer the Annuity to your spouse or under most circumstances if you transfer the Annuity incident to divorce.
If you choose to receive payments under an interest payment option, or a Beneficiary chooses to receive a death benefit under an interest payment option, that election will be treated, for tax purposes, as surrendering your Annuity and will immediately subject any gain in the Annuity to income tax.
Taxes on Annuity Payments
If you select an annuity payment option as described in the Access to Account Value section earlier in this prospectus, a portion of each annuity payment you receive will be treated as a partial return of your cost basis and will not be taxed. The remaining portion will be taxed as ordinary income. Generally, the nontaxable portion is determined by multiplying the annuity payment you receive by a fraction, the numerator of which is your cost basis (less any amounts previously received tax-free) and the denominator of which is the total expected payments under the Annuity. After the full amount of your cost basis has been recovered tax-free, the full amount of the annuity payments will be taxable. If annuity payments stop due to the death of the Annuitant before the full amount of your cost basis has been recovered, a tax deduction may be allowed for the unrecovered amount. Under the Tax Cuts and Jobs Act of 2017, this deduction is suspended until after 2025.
If your Account Value is reduced to zero but the Annuity remains in force due to a benefit provision, further distributions from the Annuity will be reported as annuity payments, using an exclusion ratio based upon the undistributed cost basis in the Annuity and the total value of the anticipated future payments until such time as all cost basis has been recovered.

Maximum Annuity Date
You must commence annuity payments no later than the first day of the calendar month following the maximum Annuity Date for your Annuity. Upon reaching the maximum Annuity Date you can no longer surrender, exchange, or transfer your contract. The maximum Annuity Date may be the same as the Latest Annuity Date as described elsewhere in this prospectus. For some of our Annuities, you can choose to defer the Annuity Date beyond the default or Latest Annuity Date, as applicable, described in your Annuity. However, the IRS may not then consider your Annuity to be an Annuity under the tax law.
Please refer to your Annuity contract for the maximum Annuity Date.
Partial Annuitization
Individuals may partially annuitize their Nonqualified Annuity if the contract so permits. The tax law allows for a portion of a nonqualified Annuity, endowment or life insurance contract to be annuitized while the balance is not annuitized. The annuitized portion must be paid out over 10 or more years or over the lives of one or more individuals. The annuitized portion of the Annuity is treated as a separate Annuity for purposes of determining taxability of the payments under Section 72 of the Code. We do not currently permit partial annuitization.
Medicare Tax on Net Investment Income
The Patient Protection and Affordable Care Act, enacted in 2010, included a Medicare tax on investment income. This tax assesses a 3.8% surtax on the lesser of (1) net investment income or (2) the excess of “modified adjusted gross income” over a threshold amount. The “threshold amount” is $250,000 for married taxpayers filing jointly, $125,000 for married taxpayers filing separately, $200,000 for single taxpayers, and approximately $12,500 for trusts. The taxable portion of payments received as a withdrawal, surrender, annuity payment, death benefit payment or any other actual or deemed distribution under the Annuity will be considered investment income for purposes of this surtax.
Tax Penalty for Early Withdrawal from a Nonqualified Annuity
You may owe a 10% tax penalty on the taxable part of distributions received from your Nonqualified Annuity before you attain age 59½. Amounts are not subject to this tax penalty if:

▪	the amount is paid on or after you reach age 59½ or die;

▪	the amount received is attributable to your becoming disabled;

▪
generally the amount paid or received is in the form of substantially equal payments (as defined in the Code) not less frequently than annually (please note that substantially equal payments must continue until the later of reaching age 59½ or five years and modification of payments during that time period will result in retroactive application of the 10% tax penalty); or

▪
the amount received is paid under an immediate Annuity and the annuity start date is no more than one year from the date of purchase (the first annuity payment being required to be paid within 13 months).

Other exceptions to this tax may apply. You should consult your tax adviser for further details.
Special Rules in Relation to Tax-free Exchanges Under Section 1035
Section 1035 of the Code permits certain tax-free exchanges of a life insurance contract, Annuity or endowment contract for an Annuity, including tax-free exchanges of annuity death benefits for a Beneficiary Annuity. Partial exchanges may be treated in the same way as tax-free 1035 exchanges of entire contracts, therefore avoiding current taxation of the partially exchanged amount as well as the 10% tax penalty on pre-age 59½ withdrawals. In Revenue Procedure 2011-38, the IRS indicated that, for exchanges on or after October 24, 2011, where there is a surrender or distribution from either the initial Annuity or receiving Annuity within 180 days of the date on which the partial exchange was completed, the IRS will apply general tax rules to determine the substance and treatment of the original transfer. We strongly urge you to discuss any partial exchange transaction of this type with your tax adviser before proceeding with the transaction.
If an Annuity is purchased through a tax-free exchange of a life insurance contract, Annuity or endowment contract that was purchased prior to August 14, 1982, then any Purchase Payments made to the original contract prior to August 14, 1982 will be treated as made to the new Annuity prior to that date. Generally, such pre-August 14, 1982 withdrawals are treated as a return of cost basis first until Purchase Payments made before August 14, 1982 are withdrawn. Moreover, income allocable to Purchase Payments made before August 14, 1982, is not subject to the 10% tax penalty.
After you elect an Annuity Payout Option, you are not eligible for a tax-free exchange under Section 1035.
Taxes Payable by Beneficiaries for a Nonqualified Annuity
The Death Benefit distributions are subject to ordinary income tax to the extent the distribution exceeds the cost basis in the Annuity. The value of the Death Benefit, as determined under federal law, is also included in the Owner’s estate for federal estate tax purposes. Generally, the same income tax rules described above would also apply to amounts received by your Beneficiary. Choosing an option other than a lump sum Death Benefit may defer taxes. Certain minimum distribution requirements apply upon your death, as discussed further below in the Annuity Qualification section. Tax consequences to the Beneficiary vary depending upon the Death Benefit payment option selected. Generally, for payment of the Death Benefit:

▪	As a lump sum payment, the Beneficiary is taxed in the year of payment on gain in the Annuity.

▪
Within 5 years of death of Owner, the Beneficiary is taxed on the lump sum payment. The Death Benefit must be taken as one lump sum payment within 5 years of the death of the Owner. Partial withdrawals are not permitted.

▪
Under an Annuity or Annuity settlement option where distributions begin within one year of the date of death of the Owner, the Beneficiary is taxed on each payment with part as gain and part as return of cost basis. After the full amount of cost basis has been recovered tax-free, the full amount of the annuity payments will be taxable.

Considerations for Contingent Annuitants: We may allow the naming of a contingent Annuitant when a Nonqualified Annuity is held by a pension plan or a tax favored retirement plan, or held by a Custodial Account (as defined earlier in this prospectus). In such a situation, the Annuity may no longer qualify for tax deferral where the Annuity continues after the death of the Annuitant. However, tax deferral should be provided instead by the pension plan, tax favored retirement plan, or Custodial Account. We may also allow the naming of a contingent annuitant when a Nonqualified Annuity is held by an entity owner when such Annuities do not qualify for tax deferral under the current tax law. This does not supersede any benefit language which may restrict the use of the contingent annuitant.
Reporting and Withholding on Distributions
Amounts distributed from an Annuity are subject to federal and state income tax reporting and withholding. In general, we will withhold federal income tax from the taxable portion of such distribution based on the type of distribution. In the case of an annuity payment, we will withhold as if you are a married individual with three (3) exemptions unless you designate a different withholding status. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In the case of all other distributions, we will withhold at a 10% rate. You may generally elect not to have tax withheld from your payments. An election out of withholding must be made on forms that we provide. If you are a U.S. person (which includes a resident alien), and you request a payment be made to a non-U.S. address, we are required to withhold income tax.
State income tax withholding rules vary and we will withhold based on the rules of your state of residence. Special tax rules apply to withholding for nonresident aliens, and we generally withhold income tax for nonresident aliens at a 30% rate. A different withholding rate may be applicable to a nonresident alien based on the terms of an existing income tax treaty between the United States and the nonresident alien’s country. Please refer to the discussion below regarding withholding rules for a Qualified Annuity.
Regardless of the amount withheld by us, you are liable for payment of federal and state income tax on the taxable portion of annuity distributions. You should consult with your tax adviser regarding the payment of the correct amount of these income taxes and potential liability if you fail to pay such taxes.
Entity Owners
Where an Annuity is held by a non-natural person (e.g., a corporation), other than as an agent or nominee for a natural person (or in other limited circumstances), increases in the value of the Annuity over its cost basis will be subject to tax annually.
Where an Annuity is issued to a Charitable Remainder Trust (CRT), increases in the value of the Annuity over its cost basis will be subject to tax reporting annually. As there are charges for the optional living and death benefits described elsewhere in this prospectus, and such charges reduce the contract value of the Annuity, trustees of the CRT should discuss with their legal advisers whether election of such optional living or death benefits violates their fiduciary duty to the remainder beneficiary.
Where an Annuity is issued to a trust, and such trust is characterized as a grantor trust under the Code, such Annuity shall not be considered to be held by a non-natural person and will be subject to the tax reporting and withholding requirements generally applicable to a Nonqualified Annuity held by a natural person. At this time, we will not issue an Annuity to grantor trusts with more than two grantors.
Where the Annuity is owned by a grantor trust, the Annuity must be distributed within five years after the date of the first grantor’s death under Section 72(s) of the Code. See the “Death Benefits” section for scenarios where a Death Benefit or Surrender Value is payable depending upon the underlying facts.
Trusts are required to complete and submit a Certificate of Entity form, and we will tax report based on the information provided on this form.
Annuity Qualification
Diversification And Investor Control. In order to qualify for the tax rules applicable to Annuities described above, the investment assets in the Sub-accounts of an Annuity must be diversified according to certain rules under the Code. Each Portfolio is required to diversify its investments each quarter so that no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. Generally, securities of a single issuer are treated as one investment, and obligations of each U.S. Government agency and instrumentality (such as the Government National Mortgage Association) are treated as issued by separate issuers. In addition, any security issued, guaranteed or insured (to the extent so guaranteed or insured) by the U.S. or an instrumentality of the U.S. will be treated as a security issued by the U.S. Government or its instrumentality, where applicable. We believe the Portfolios underlying the variable Investment Options of the Annuity meet these diversification requirements.
An additional requirement for qualification for the tax treatment described above is that we, and not you as the Annuity Owner, must have sufficient control over the underlying assets to be treated as the Owner of the underlying assets for tax purposes. While we also believe these investor control rules will be met, the Treasury Department may promulgate guidelines under which a variable annuity will not be treated as an Annuity for tax purposes if persons with ownership rights have excessive control over the investments underlying such variable Annuity. It is unclear whether such guidelines, if in fact promulgated, would have retroactive effect. It is also unclear what effect, if any, such guidelines might have on transfers between the Investment Options offered pursuant to this prospectus. We reserve the right to take any action, including modifications to your Annuity or the Investment Options, required to comply with such guidelines if promulgated. Any such changes will apply uniformly to affected Owners and will be made with such notice to affected Owners as is feasible under the circumstances.
Required Distributions Upon Your Death for a Nonqualified Annuity. Upon your death, certain distributions must be made under the Annuity. The required distributions depend on whether you die before you start taking annuity payments under the Annuity or after you start taking annuity payments under the Annuity. If you die on or after the Annuity Date, the remaining portion of the interest in the Annuity must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If you die before the Annuity Date, the entire interest in the Annuity must be distributed within five years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated Beneficiary (provided such payments begin within one year of your death). If the Beneficiary does not begin installments within one year of the date of death, no partial withdrawals will be permitted thereafter, and we require that the Beneficiary take the Death Benefit as a lump sum within the five-year deadline. Your designated Beneficiary is the person to whom benefit rights under the Annuity pass by reason of death, and must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years. Additionally, if the Annuity is payable to (or for the benefit of) your surviving spouse, that portion of the Annuity may be continued with your spouse as the Owner. For Nonqualified Annuities owned by a non-natural person, the required distribution rules apply upon the death of the Annuitant. This means that for an Annuity held by a non-natural person (such as a trust) for which there is named a co-annuitant, then such required distributions will be triggered by the death of the first co-annuitant to die.
Changes To Your Annuity. We reserve the right to make any changes we deem necessary to assure that your Annuity qualifies as an Annuity for tax purposes. Any such changes will apply to all Annuity Owners and you will be given notice to the extent feasible under the circumstances.
QUALIFIED ANNUITIES
In general, as used in this prospectus, a Qualified Annuity is an Annuity with applicable endorsements for a tax-favored plan or a Nonqualified Annuity held by a tax-favored retirement plan.
The following is a general discussion of the tax considerations for Qualified Annuities. This Annuity may or may not be available for all types of the tax-favored retirement plans discussed below. This discussion assumes that you have satisfied the eligibility requirements for any tax-favored retirement plan. Please consult your financial professional prior to purchase to confirm if this Annuity is available for a particular type of tax-favored retirement plan or whether we will accept the type of contribution you intend for this Annuity.
A Qualified Annuity may typically be purchased for use in connection with:

▪	Individual retirement accounts and annuities (IRAs), including inherited IRAs (which we refer to as a Beneficiary IRA), which are subject to Sections 408(a) and 408(b) of the Code;

▪	Roth IRAs, including inherited Roth IRAs (which we refer to as a Beneficiary Roth IRA) under Section 408A of the Code;

▪	A corporate Pension or Profit-sharing plan (subject to 401(a) of the Code);

▪	H.R. 10 plans (also known as Keogh Plans, subject to 401(a) of the Code);

▪	Tax Sheltered Annuities (subject to 403(b) of the Code, also known as Tax Deferred Annuities or TDAs);

▪	Section 457 plans (subject to 457 of the Code).
A Nonqualified Annuity may also be purchased by a 401(a) trust, a custodial IRA or a custodial Roth IRA account, or a Section 457 plan, which can hold other permissible assets. The terms and administration of the trust or custodial account or plan in accordance with the laws and regulations for 401(a) plans, IRAs or Roth IRAs, or a Section 457 plan, as applicable, are the responsibility of the applicable trustee or custodian.
You should be aware that tax favored plans such as IRAs generally provide income tax deferral regardless of whether they invest in Annuities. This means that when a tax favored plan invests in an Annuity, it generally does not result in any additional tax benefits (such as income tax deferral and income tax free transfers).
You may establish an advisory fee deduction program for a qualified Annuity with no living benefit such that charges for investment advisory fees are not taxable. Advisory fee deduction programs are not permitted if the Annuity has a living benefit. Charges for investment advisory fees that are taken from a qualified Annuity with a living benefit are treated as a partial withdrawal from the Annuity and will be tax reported as such to the Annuity Owner.
Types of Tax-favored Plans
IRAs. The “IRA Disclosure Statement” and “Roth IRA Disclosure Statement” which accompany the prospectus contain information about eligibility, contribution limits, tax particulars, and other IRA information. In addition to this information (the material terms are summarized in this prospectus and in those Disclosure Statements), the IRS requires that you have a “Free Look” after making an initial contribution to the Annuity. During this time, you can cancel the Annuity by notifying us in writing, and we will refund the greater of all purchase payments under the Annuity or the Account Value, less any applicable federal and state income tax withholding.

Contribution Limits/Rollovers. Subject to the minimum purchase payment requirements of an Annuity, you may purchase an Annuity for an IRA in connection with a “rollover” of amounts from a qualified retirement plan, as a transfer from another IRA, by making a contribution consisting of your IRA contributions and catch-up contributions, if applicable, attributable to the prior year during the period from January 1 to April 15 (or the later applicable due date of your federal income tax return, without extension), or as a current year contribution. In 2019 the contribution limit is $6,000. The contribution amount is indexed for inflation. The tax law also provides for a catch-up provision for individuals who are age 50 and above, allowing these individuals an additional $1,000 contribution each year. The catch-up amount is not indexed for inflation. The “rollover” rules under the Code are fairly technical; however, an individual (or his or her surviving spouse) may generally “roll over” certain distributions from tax favored retirement plans (either directly or within 60 days from the date of these distributions) if he or she meets the requirements for distribution. Once you buy an Annuity, you can make regular IRA contributions under the Annuity (to the extent permitted by law). For IRA rollovers, an individual can only make an IRA to IRA rollover if the individual has not made a rollover involving any IRAs owned by the individual in the prior 12 months. An IRA transfer is a tax-free trustee-to-trustee “transfer” from one IRA account to another. IRA transfers are not subject to this 12-month rule.
In some circumstances, non-spouse Beneficiaries may roll over to an IRA amounts due from qualified plans, 403(b) plans, and governmental 457(b) plans. However, the rollover rules applicable to non-spouse Beneficiaries under the Code are more restrictive than the rollover rules applicable to Owner/participants and spouse Beneficiaries. Generally, non-spouse Beneficiaries may roll over distributions from tax favored retirement plans only as a direct rollover, and if permitted by the plan. For plan years beginning after December 31, 2009, employer retirement plans are required to permit non-spouse Beneficiaries to roll over funds to an inherited IRA. An inherited IRA must be directly rolled over from the employer plan or transferred from an IRA and must be titled in the name of the deceased (i.e., John Doe deceased for the benefit of Jane Doe). No additional contributions can be made to an inherited IRA. In this prospectus, an inherited IRA is also referred to as a Beneficiary Annuity.
Required Provisions. Annuities that are IRAs (or endorsements that are part of the contract) must contain certain provisions:

▪	You, as Owner of the Annuity, must be the “Annuitant” under the contract (except in certain cases involving the division of property under a decree of divorce);

▪	Your rights as Owner are non-forfeitable;

▪	You cannot sell, assign or pledge the Annuity;

▪	The annual contribution you pay cannot be greater than the maximum amount allowed by law, including catch-up contributions if applicable (which does not include any rollover amounts);

▪	The date on which required minimum distributions must begin cannot be later than April 1 st of the calendar year after the calendar year you turn age 70½; and

▪	Death and annuity payments must meet Required Minimum Distribution rules described below.
Usually, the full amount of any distribution from an IRA (including a distribution from this Annuity) which is not a transfer or rollover is taxable. As taxable income, these distributions are subject to the general tax withholding rules described earlier regarding an Annuity in the Nonqualified Annuity section. In addition to this normal tax liability, you may also be liable for the following, depending on your actions:

▪	A 10% early withdrawal penalty described below;

▪	Liability for “prohibited transactions” if you, for example, borrow against the value of an IRA; or

▪	Failure to take a Required Minimum Distribution, also described below.
SEPs. SEPs are a variation on a standard IRA, and Annuities issued to a SEP must satisfy the same general requirements described under IRAs (above). There are, however, some differences:

▪
If you participate in a SEP, you generally do not include in income any employer contributions made to the SEP on your behalf up to the lesser of (a) $56,000 in 2019, or (b) 25% of your taxable compensation paid by the contributing employer (not including the employer’s SEP contribution as compensation for these purposes). However, for these purposes, compensation in excess of certain limits established by the IRS will not be considered. In 2019, this limit is $280,000;

▪	SEPs must satisfy certain participation and nondiscrimination requirements not generally applicable to IRAs; and

▪
SEPs that contain a salary reduction or “SARSEP” provision prior to 1997 may permit salary deferrals up to $19,000 in 2019 with the employer making these contributions to the SEP. However, no new “salary reduction” or “SARSEPs” can be established after 1996. Individuals participating in a SARSEP who are age 50 or above by the end of the year will be permitted to contribute an additional $6,000 in 2019. These amounts are indexed for inflation. Not all Annuities issued by us are available for SARSEPs. You will also be provided the same information, and have the same “Free Look” period, as you would have if you purchased the Annuity for a standard IRA.

ROTH IRAs. The “Roth IRA Disclosure Statement” contains information about eligibility, contribution limits, tax particulars and other Roth IRA information. Like standard IRAs, income within a Roth IRA accumulates tax-free, and contributions are subject to specific limits. Roth IRAs have, however, the following differences:

▪	Contributions to a Roth IRA cannot be deducted from your gross income;

▪
“Qualified distributions” from a Roth IRA are excludable from gross income. A “qualified distribution” is a distribution that satisfies two requirements: (1) the distribution must be made (a) after the Owner of the IRA attains age 59½; (b) after the Owner’s death; (c) due to the Owner’s disability; or (d) for a qualified first time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code; and (2) the distribution must be made in the year that is at least five tax years after the first year for which a contribution was made to any Roth IRA established for the Owner or five years after a rollover, transfer, or conversion was made from a traditional IRA to a Roth IRA. Distributions from a Roth IRA that are not qualified distributions will be treated as made first from contributions and then from earnings and earnings will be taxed generally in the same manner as distributions from a traditional IRA.

▪
If eligible (including meeting income limitations and earnings requirements), you may make contributions to a Roth IRA after attaining age 70½, and distributions are not required to begin upon attaining such age or at any time thereafter.

Subject to the minimum Purchase Payment requirements of an Annuity, you may purchase an Annuity for a Roth IRA in connection with a “rollover” of amounts of another traditional IRA, SEP, SIMPLE-IRA, employer sponsored retirement plan (under Sections 401(a) or 403(b) of the Code) or Roth IRA; or, if you meet certain income limitations, by making a contribution consisting of your Roth IRA contributions and catch-up contributions, if applicable, attributable to the prior year during the period from January 1 to April 15 (or the applicable due date of your federal income tax return, without extension), or as a current year contribution. The Code permits persons who receive certain qualifying distributions from such non-Roth IRAs, to directly rollover or make, within 60 days, a “rollover” of all or any part of the amount of such distribution to a Roth IRA which they establish (a "conversion"). The conversion of non-Roth accounts triggers current taxation (but is not subject to a 10% early distribution penalty).
The Code also permits the recharacterization of amounts from a traditional IRA, SEP, or SIMPLE IRA into a Roth IRA, or from a Roth IRA to a traditional IRA. Recharacterization is accomplished through a trustee-to-trustee transfer of a contribution (or a portion of a contribution) plus earnings, between different types of IRAs. A properly recharacterized contribution is treated as a contribution made to the second IRA instead of the first IRA. Under the Tax Cuts and Jobs Act of 2017, you may no longer recharacterize a conversion to a Roth IRA. It is still permissible to recharacterize a contribution made to a Roth IRA as a traditional IRA contribution, or a contribution to a traditional IRA as a Roth IRA contribution. Such recharacterization must be completed by the applicable tax return due date (with extensions).
Once an Annuity has been purchased, regular Roth IRA contributions will be accepted to the extent permitted by law. In addition, an individual receiving an eligible rollover distribution from a designated Roth account under an employer plan may roll over the distribution to a Roth IRA even if the individual is not eligible to make regular contributions to a Roth IRA. Non-spouse Beneficiaries receiving a distribution from an employer sponsored retirement plan under Sections 401(a) or 403(b) of the Code can also directly roll over contributions to a Roth IRA. However, it is our understanding of the Code that non-spouse Beneficiaries cannot “rollover” benefits from a traditional IRA to a Roth IRA.
TDAs. In general, you may own a Tax Deferred Annuity (also known as a TDA, Tax Sheltered Annuity (TSA), 403(b) plan or 403(b) Annuity) if you are an employee of a tax-exempt organization (as defined under Code Section 501(c)(3)) or a public educational organization, and you may make contributions to a TDA so long as your employer maintains such a plan and your rights to the Annuity are non-forfeitable. Contributions to a TDA, and any earnings, are not taxable until distribution. You may also make contributions to a TDA under a salary reduction agreement, generally up to a maximum of $19,000 in 2019. Individuals participating in a TDA who are age 50 or above by the end of the year will be permitted to contribute an additional $6,000 in 2019. This amount is indexed for inflation. Further, you may roll over TDA amounts to another TDA or an IRA. You may also roll over TDA amounts to a qualified retirement plan, a SEP and a governmental 457(b) plan. An Annuity may generally only qualify as a TDA if distributions of salary deferrals (other than “grandfathered” amounts held as of December 31, 1988) may be made only on account of:

▪	Your attainment of age 59½;

▪	Your severance of employment;

▪	Your death;

▪	Your total and permanent disability; or

▪	Hardship (under limited circumstances, and only related to salary deferrals, not including earnings attributable to these amounts).
In any event, you must begin receiving distributions from your TDA by April 1st of the calendar year after the calendar year you turn age 70½ or retire, whichever is later. These distribution limits do not apply either to transfers or exchanges of investments under the Annuity, or to any “direct transfer” of your interest in the Annuity to another employer’s TDA plan or mutual fund “custodial account” described under Code Section 403(b)(7). Employer contributions to TDAs are subject to the same general contribution, nondiscrimination, and minimum participation rules applicable to “qualified” retirement plans.
Caution: Under IRS regulations we can accept contributions, transfers and rollovers only if we have entered into an information-sharing agreement, or its functional equivalent, with the applicable employer or its agent. In addition, in order to comply with the regulations, we will only process certain transactions (e.g., transfers, withdrawals, hardship distributions and, if applicable, loans) with employer approval. This means that if you request one of these transactions we will not consider your request to be in Good Order, and will not therefore process the transaction, until we receive the employer’s approval in written or electronic form.
Late Rollover Self-Certification
You may be able to apply a rollover contribution to your IRA or qualified retirement plan after the 60-day deadline through a self-certification procedure established by the IRS. Please consult your tax or legal adviser regarding your eligibility to use this self-certification procedure. As indicated in this IRS guidance, we, as a financial institution, are not required to accept your self-certification for waiver of the 60-day deadline.
Required Minimum Distributions and Payment Options
If you hold the Annuity under an IRA (or other tax-favored plan), Required Minimum Distribution rules must be satisfied. This means that generally payments must start by April 1 of the year after the year you reach age 70½ and must be made for each year thereafter. For a TDA or a 401(a) plan for which the participant is not a greater than 5% Owner of the employer, this required beginning date can generally be deferred to retirement, if later. Roth IRAs are not subject to these rules during the Owner’s lifetime. The amount of the payment must at least equal the minimum required under the IRS rules. Several choices are available for calculating the minimum amount. More information on the mechanics of this calculation is available on request. Please contact us at a reasonable time before the IRS deadline so that a timely distribution is made. Please note that there is a 50% tax penalty on the amount of any required minimum distribution not made in a timely manner. Required Minimum Distributions are calculated based on the sum of the Account Value and the actuarial value of any additional living and death benefits from optional riders that you have purchased under the Annuity. As a result, the Required Minimum Distributions may be larger than if the calculation were based on the Account Value only, which may in turn result in an earlier (but not before the required beginning date) distribution of amounts under the Annuity and an increased amount of taxable income distributed to the Annuity Owner, and a reduction of payments under the living and death benefit optional riders.
You can use the Minimum Distribution option to satisfy the Required Minimum Distribution rules for an Annuity without either beginning annuity payments or surrendering the Annuity. We will distribute to you the Required Minimum Distribution amount, less any other partial withdrawals that you made during the year. Such amount will be based on the value of the Annuity as of December 31 of the prior year, but is determined without regard to other Annuities you may own. If a trustee to trustee transfer or direct rollover of the full contract value is requested when there is an active Required Minimum Distribution program running, the Required Minimum Distribution will be removed and sent to the Owner prior to the remaining funds being sent to the transfer institution.
Although the IRS rules determine the required amount to be distributed from your IRA each year, certain payment alternatives are still available to you. If you own more than one IRA, you can choose to satisfy your minimum distribution requirement for each of your IRAs by withdrawing that amount from any of your IRAs. If you inherit more than one IRA or more than one Roth IRA from the same Owner, similar rules apply.
Charitable IRA Distributions.
Certain qualified IRA distributions used for charitable purposes are eligible for an exclusion from gross income, up to $100,000, for otherwise taxable IRA distributions from a traditional or Roth IRA. A qualified charitable distribution is a distribution that is made (1) directly by the IRA trustee to certain qualified charitable organizations and (2) on or after the date the IRA owner attains age 70½. Distributions that are excluded from income under this provision are not taken into account in determining the individual’s deductions, if any, for charitable contributions.
The IRS has indicated that an IRA trustee is not responsible for determining whether a distribution to a charity is one that satisfies the requirements of the charitable giving incentive. Consistent with the applicable IRS instructions, we report these distributions as normal IRA distributions on Form 1099-R. Individuals are responsible for reflecting the distributions as charitable IRA distributions on their personal tax returns.
Required Distributions Upon Your Death for a Qualified Annuity
Upon your death under an IRA, Roth IRA, 403(b) or other employer sponsored plan, the designated Beneficiary may generally elect to continue the Annuity and receive required minimum distributions under the Annuity instead of receiving the death benefit in a single payment. The available payment options will depend on whether you die before the date required minimum distributions under the Code were to begin, whether you have named a designated Beneficiary and whether that Beneficiary is your surviving spouse.

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If you die after a designated Beneficiary has been named, the death benefit must be distributed by December 31 st of the year including the five-year anniversary of the date of death, or as periodic payments not extending beyond the life or life expectancy of the designated Beneficiary (as long as payments begin by December 31 st of the year following the year of death). However, if your surviving spouse is the Beneficiary, the death benefit can be paid out over the life or life expectancy of your spouse with such payments beginning no later than December 31 st of the year following the year of death or December 31 st of the year in which you would have reached age 70½, whichever is later. Additionally, if the Annuity is payable to (or for the benefit of) your surviving spouse as sole primary beneficiary, the Annuity may be continued with your spouse as the Owner. If the Beneficiary does not begin installments by December 31st of the year following the year of death, no partial withdrawals will be permitted thereafter, and we require that the Beneficiary take the Death Benefit as a lump sum within the five-year deadline.

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If you die before a designated Beneficiary is named and before the date required minimum distributions must begin under the Code, the death benefit must be paid out by December 31 st of the year including the five-year anniversary of the date of death. For Annuities where multiple Beneficiaries have been named and at least one of the Beneficiaries does not qualify as a designated Beneficiary and the account has not been divided into separate accounts by December 31 st of the year following the year of death, such Annuity is deemed to have no designated Beneficiary.

A designated Beneficiary may elect to apply the rules for no designated Beneficiary if those would provide a smaller payment requirement. If the Beneficiary does not begin installments by December 31st of the year following the year of death, no partial withdrawals will be permitted thereafter, and we require that the Beneficiary take the Death Benefit as a lump sum within the five-year deadline.

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If you die before a designated Beneficiary is named and after the date required minimum distributions must begin under the Code, the death benefit must be paid out at least as rapidly as under the method then in effect. For Annuities where multiple Beneficiaries have been named and at least one of the Beneficiaries does not qualify as a designated Beneficiary and the account has not been divided into separate accounts by December 31 st of the year following the year of death, such Annuity is deemed to have no designated Beneficiary. A designated Beneficiary may elect to apply the rules for no designated Beneficiary if those would provide a smaller payment requirement.

A Beneficiary has the flexibility to take out more each year than mandated under the required minimum distribution rules. Note that in 2014, the U.S. Supreme Court ruled that Inherited IRAs, other than IRAs inherited by the owner’s spouse, do not qualify as retirement assets for purposes of protection under the federal bankruptcy laws.
Until withdrawn, amounts in a Qualified Annuity continue to be tax deferred. Amounts withdrawn each year, including amounts that are required to be withdrawn under the required minimum distribution rules, are subject to tax. You may wish to consult a professional tax adviser for tax advice as to your particular situation.
For a Roth IRA, if death occurs before the entire interest is distributed, the death benefit must be distributed under the same rules applied to IRAs where death occurs before the date required minimum distributions must begin under the Code.
Tax Penalty for Early Withdrawals from a Qualified Annuity You may owe a 10% tax penalty on the taxable part of distributions received from an IRA, SEP, Roth IRA, TDA or qualified retirement plan before you attain age 59½. Amounts are not subject to this tax penalty if:

▪	the amount is paid on or after you reach age 59½ or die;

▪	the amount received is attributable to your becoming disabled; or

▪
generally the amount paid or received is in the form of substantially equal payments (as defined in the Code) not less frequently than annually. (Please note that substantially equal payments must continue until the later of reaching age 59½ or five years. Modification of payments or additional contributions to the Annuity during that time period will result in retroactive application of the 10% tax penalty.)

Other exceptions to this tax may apply. You should consult your tax adviser for further details.
Withholding
We will withhold federal income tax at the rate of 20% for any eligible rollover distribution paid by us to or for a plan participant, unless such distribution is “directly” rolled over into another qualified plan, IRA (including the IRA variations described above), SEP, governmental 457(b) plan or TDA. An eligible rollover distribution is defined under the tax law as a distribution from an employer plan under 401(a), a TDA or a governmental 457(b) plan, excluding any distribution that is part of a series of substantially equal payments (at least annually) made over the life expectancy of the employee or the joint life expectancies of the employee and his designated Beneficiary, any distribution made for a specified period of 10 years or more, any distribution that is a required minimum distribution and any hardship distribution. Regulations also specify certain other items which are not considered eligible rollover distributions. We will not withhold for payments made from trustee owned Annuities or for payments under a 457 plan. For all other distributions, unless you elect otherwise, we will withhold federal income tax from the taxable portion of such distribution at an appropriate percentage. The rate of withholding on annuity payments where no mandatory withholding is required is determined on the basis of the withholding certificate that you file with us. If you do not file a certificate, we will automatically withhold federal taxes on the following basis:

▪	For any annuity payments not subject to mandatory withholding, you will have taxes withheld by us as if you are a married individual, with 3 exemptions

▪	If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default; and

▪	For all other distributions, we will withhold at a 10% rate.
We will provide you with forms and instructions concerning the right to elect that no amount be withheld from payments in the ordinary course. However, you should know that, in any event, you are liable for payment of federal income taxes on the taxable portion of the distributions, and you should consult with your tax adviser to find out more information on your potential liability if you fail to pay such taxes. If you are a U.S. person (which includes a resident alien), and you request a payment be made to a non-U.S. address, we are required to withhold income tax. There may be additional state income tax withholding requirements.
ERISA Requirements
ERISA (the “Employee Retirement Income Security Act of 1974”) and the Code prevent a fiduciary and other “parties in interest” with respect to a plan (and, for these purposes, an IRA would also constitute a “plan”) from receiving any benefit from any party dealing with the plan, as a result of the sale of the Annuity. Administrative exemptions under ERISA generally permit the sale of insurance/annuity products to plans, provided that certain information is disclosed to the person purchasing the Annuity. This information has to do primarily with the fees, charges, discounts and other costs related to the

Annuity, as well as any commissions paid to any agent selling the Annuity. Information about any applicable fees, charges, discounts, penalties or adjustments may be found in the applicable sections of this prospectus. Information about sales representatives and commissions may be found in the sections of this prospectus addressing distribution of the Annuities.
Other relevant information required by the exemptions is contained in the contract and accompanying documentation.
Please consult with your tax adviser if you have any questions about ERISA and these disclosure requirements.
Spousal Consent Rules for Retirement Plans – Qualified Annuities
If you are married at the time your payments commence, you may be required by federal law to choose an income option that provides survivor annuity income to your spouse, unless your spouse waives that right. Similarly, if you are married at the time of your death, federal law may require all or a portion of the Death Benefit to be paid to your spouse, even if you designated someone else as your Beneficiary. A brief explanation of the applicable rules follows. For more information, consult the terms of your retirement arrangement.
Defined Benefit Plans and Money Purchase Pension Plans . If you are married at the time your payments commence, federal law requires that benefits be paid to you in the form of a “qualified joint and survivor annuity” (QJSA), unless you and your spouse waive that right, in writing. Generally, this means that you will receive a reduced payment during your life and, upon your death, your spouse will receive at least one-half of what you were receiving for life. You may elect to receive another income option if your spouse consents to the election and waives his or her right to receive the QJSA. If your spouse consents to the alternative form of payment, your spouse may not receive any benefits from the plan upon your death. Federal law also requires that the plan pay a Death Benefit to your spouse if you are married and die before you begin receiving your benefit. This benefit must be available in the form of an Annuity for your spouse’s lifetime and is called a “qualified pre-retirement survivor annuity” (QPSA). If the plan pays Death Benefits to other Beneficiaries, you may elect to have a Beneficiary other than your spouse receive the Death Benefit, but only if your spouse consents to the election and waives his or her right to receive the QPSA. If your spouse consents to the alternate Beneficiary, your spouse will receive no benefits from the plan upon your death. Any QPSA waiver prior to your attaining age 35 will become null and void on the first day of the calendar year in which you attain age 35, if still employed.
Defined Contribution Plans (including 401(k) Plans and ERISA 403(b) Annuities). Spousal consent to a distribution is generally not required. Upon your death, your spouse will receive the entire Death Benefit, even if you designated someone else as your Beneficiary, unless your spouse consents in writing to waive this right. Also, if you are married and elect an Annuity as a periodic income option, federal law requires that you receive a QJSA (as described above), unless you and your spouse consent to waive this right.
IRAs, non-ERISA 403(b) Annuities, and 457 Plans. Spousal consent to a distribution usually is not required. Upon your death, any Death Benefit will be paid to your designated Beneficiary.
ADDITIONAL CONSIDERATIONS
Reporting and Withholding for Escheated Amounts
In 2018, the Internal Revenue Service issued Revenue Ruling 2018-17, which provides that an amount transferred from an IRA to a state’s unclaimed property fund is subject to federal withholding at the time of transfer. The amount transferred is also subject to federal reporting. Consistent with this Ruling, beginning in 2019, we will withhold federal and state income taxes and report to the applicable Owner or Beneficiary as required by law when amounts are transferred to a state’s unclaimed property fund.
Gifts and Generation-skipping Transfers
If you transfer your Annuity to another person for less than adequate consideration, there may be gift tax consequences in addition to income tax consequences. Also, if you transfer your Annuity to a person two or more generations younger than you (such as a grandchild or grandniece) or to a person that is more than 37½ years younger than you, there may be generation-skipping transfer tax consequences.
Same Sex Marriages, Civil Unions and Domestic Partnerships
Prior to a 2013 Supreme Court decision, and consistent with Section 3 of the federal Defense of Marriage Act (“DOMA”), same sex marriages under state law were not recognized as same sex marriages for purposes of federal law. However, in United States v. Windsor, the U.S. Supreme Court struck down Section 3 of DOMA as unconstitutional, thereby recognizing a valid same sex marriage for federal law purposes. On June 26, 2015, the Supreme Court ruled in Obergefell v. Hodges that same-sex couples have a constitutional right to marry, thus requiring all states to allow same-sex marriage. The Windsor and Obergefell decisions mean that the federal and state tax law provisions applicable to an opposite sex spouse will also apply to a same sex spouse. Please note that a civil union or registered domestic partnership is generally not recognized as a marriage.
Please consult with your tax or legal adviser before electing the Spousal Benefit for a civil union partner or domestic partner.

GENERAL INFORMATION
HOW WILL I RECEIVE STATEMENTS AND REPORTS?
We send any statements and reports required by applicable law or regulation to you at your last known address of record. You should therefore give us prompt notice of any address change. We reserve the right, to the extent permitted by law and subject to your prior consent, to provide any prospectus, prospectus supplements, confirmations, statements and reports required by applicable law or regulation to you through our Internet Website at http://www.prudentialannuities.com or any other electronic means. We generally send a confirmation statement to you each time a financial transaction is made affecting Account Value, such as making additional Purchase Payments, transfers, exchanges or withdrawals. We may also send quarterly statements detailing the activity affecting your Annuity during the calendar quarter. We may confirm regularly scheduled transactions, including, but not limited to the Annual Maintenance Fee, Systematic Withdrawals (including 72(t) and 72(q) payments and required minimum distributions), electronic funds transfer, Dollar Cost Averaging, and Automatic Rebalancing, in quarterly statements instead of confirming them immediately. You should review the information in these statements carefully. You may request additional reports or copies of reports previously sent. We reserve the right to charge up to $50 for each such additional or previously sent report. We will also send an annual report and a semi-annual report containing applicable financial statements for the Portfolios to Owners or, with your prior consent, make such documents available electronically through our Internet Website or other electronic means. Beginning on January 1, 2021, paper copies of the annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from us. Instead, the reports will be made available on our website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
WHO IS PRUDENTIAL ANNUITIES?
Prudential Annuities Life Assurance Corporation, a Prudential Financial Company, (“Prudential Annuities”) is a stock life insurance company incorporated under the laws of Arizona as of August 31, 2013, formerly incorporated in Connecticut, and is domiciled in Arizona, formerly Connecticut. It is licensed to sell life insurance and annuities in the District of Columbia, Puerto Rico and in all states except New York. Prudential Annuities Life Assurance Corporation is a wholly-owned subsidiary of Prudential Annuities, Inc., whose ultimate parent is Prudential Financial, Inc. Prudential Annuities markets through and in conjunction with registered broker-dealers.
Prudential Annuities offers a wide array of annuities, including (1) deferred variable annuities that are registered with the SEC, including fixed interest rate annuities that are offered as a companion to certain of our variable annuities and are registered because of their market value adjustment feature and (2) fixed annuities that are not registered with the SEC. In addition, Prudential Annuities has in force a relatively small block of variable life insurance policies and immediate variable annuities, but it no longer actively sells such policies.
No company other than Prudential Annuities has any legal responsibility to pay amounts that it owes under its annuity and variable life insurance contracts. Among other things, this means that where you participate in an optional living benefit or death benefit and the value of that benefit (e.g., the Protected Withdrawal for Highest Daily Lifetime 6 Plus) exceeds your current Account Value, you would rely solely on the ability of the issuing insurance company to make payments under the benefit out of its own assets. Prudential Financial, however, exercises significant influence over the operations and capital structure of Prudential Annuities.
Pursuant to the delivery obligations under Section 5 of the Securities Act of 1933 and Rule 159 thereunder, Prudential Annuities delivers this prospectus to current contract owners that reside outside of the United States. In addition, we may not market or offer benefits, features or enhancements to prospective or current contract owners while outside of the United States.
Service Providers
Prudential Annuities conducts the bulk of its operations through staff employed by it or by affiliated companies within the Prudential Financial family. Certain discrete functions have been delegated to non-affiliates that could be deemed “service providers” under the Investment Company Act of 1940. The entities engaged by Prudential Annuities may change over time. As of December 31, 2018, non-affiliated entities that could be deemed service providers to Prudential Annuities and/or an affiliated insurer within the Prudential Annuities business unit consisted of those set forth in the table below.

Name of Service Provider	Services Provided	Address
Broadridge Investor Communication	Proxy services and regulatory mailings	51 Mercedes Way, Edgewood, NY 11717
EDM Americas	Records management and administration of annuity contracts	301 Fayetteville Street, Suite 1500, Raleigh, NC 27601
EXL Service Holdings, Inc	Administration of annuity contracts	350 Park Avenue, 10th Floor, New York, NY 10022
National Financial Services (NFS)	Clearing firm for Broker Dealers	82 Devonshire Street Boston, MA 02109
NEPS, LLC	Composition, printing, and mailing of contracts and benefit documents	12 Manor Parkway, Salem, NH 03079
Open Text, Inc	Fax Services	100 Tri-State International Parkway Licolnshire, IL 60069
PERSHING LLC	Clearing firm for Broker Dealers	One Pershing Plaza, Jersey City, NJ 07399
The Depository Trust Clearinghouse Corporation (DTCC)	Clearing and settlement services for Distributors and Carriers.	55 Water Street, 26th Floor, New York, NY 10041
Thomson Reuters	Tax reporting services	3 Times Square New York, NY 10036
Venio LLC d/b/a Keane	Claim related services	4031 University Drive, Suite 100, Fairfax, VA 22030
WHAT ARE SEPARATE ACCOUNTS?
The separate accounts are where Prudential Annuities sets aside and invests the assets of some of our annuities. These separate accounts were established under the laws of the State of Connecticut. The assets of each separate account are held in the name of Prudential Annuities, and legally belong to us. Prudential Annuities Life Assurance Corporation segregates the Separate Account assets from all of its other assets. Thus, Separate Account assets that are held in support of the contracts are not chargeable with liabilities arising out of any other business we may conduct. These assets are kept separate from all our other assets, and may not be charged with liabilities arising out of any other business we may conduct. Thus, income, gains and losses from assets allocated to a separate account are credited to or charged against each such separate account, without regard to other income, gains, or losses of Prudential Annuities or of any other of our separate accounts. The obligations under the Annuities are those of Prudential Annuities, which is the issuer of the Annuities and the depositor of the separate accounts. More detailed information about Prudential Annuities, including its audited consolidated financial statements, is provided in the Statement of Additional Information.
Separate Account B
During the accumulation period, the assets supporting obligations based on allocations to the Sub-accounts are held in Sub-accounts of Prudential Annuities Life Assurance Corporation Variable Account B, also referred to as “Separate Account B”.
Separate Account B was established by us pursuant to Connecticut law on November 25, 1987. Separate Account B also holds assets of other annuities issued by us with values and benefits that vary according to the investment performance of Separate Account B.
Effective August 31, 2013, Prudential Annuities Life Assurance Corporation changed its domicile from Connecticut to Arizona. As a result of this change, the Arizona Department of Insurance is our principal regulatory authority and all of our separate accounts including Separate Account B, will now be operated in accordance with the laws of Arizona.
Separate Account B consists of multiple Sub-accounts. Each Sub-account invests only in a single mutual fund or mutual fund portfolio. The name of each Sub-account generally corresponds to the name of the underlying Portfolio. Each Sub-account in Separate Account B may have several different Unit Prices to reflect the Insurance Charge, Distribution Charge (when applicable) and the charges for any optional benefits that are offered under the Annuities issued by us through Separate Account B. Separate Account B is registered with the SEC under the Investment Company Act of 1940 (“Investment Company Act”) as a unit investment trust, which is a type of investment company. The SEC does not supervise investment policies, management or practices of Separate Account B. We may offer new Sub-accounts, eliminate Sub-accounts, or combine Sub-accounts at our sole discretion. We may also close Sub-accounts to additional purchase payments on existing Annuities or close Sub-accounts for Annuities purchased on or after specified dates. We will first notify you and receive any necessary SEC and/or state approval before making such a change. If an underlying mutual fund is liquidated, we will ask you to reallocate any amount in the liquidated fund. If you do not reallocate these amounts, we will reallocate such amounts only in accordance with SEC pronouncements and only after obtaining an order from the SEC, if required. If investment in the Portfolios or a particular Portfolio is no longer possible, in our discretion becomes inappropriate for purposes of the Annuity, or for any other rationale in our sole judgment, we may substitute another portfolio or investment portfolios without your consent. The substituted portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any required approval of the SEC and any applicable state insurance departments. In addition, we may close Portfolios to allocation of Purchase Payments or Account Value, or both, at any time in our sole discretion. We do not control the underlying mutual funds, so we cannot guarantee that any of those funds will always be available.
If you are enrolled in a Dollar Cost Averaging, Automatic Rebalancing, or comparable programs while an underlying fund merger, substitution or liquidation takes place, unless otherwise noted in any communication from us, your Account Value invested in such underlying fund will be transferred automatically to the designated surviving fund in the case of mergers, the replacement fund in the case of substitutions, and an available money market fund in the case of fund liquidations. Your enrollment instructions will be automatically updated to reflect the surviving fund, the replacement fund or a money market fund for any continued and future investments.

Values and benefits based on allocations to the Sub-accounts will vary with the investment performance of the underlying mutual funds or fund portfolios, as applicable. We do not guarantee the investment results of any Sub-account. Your Account Value allocated to the Sub-accounts may increase or decrease. You bear the entire investment risk. There is no assurance that the Account Value of your Annuity will equal or be greater than the total of the Purchase Payments you make to us.
Separate Account D
During the accumulation period, assets supporting our obligations based on Fixed Allocations are held in Prudential Annuities Life Assurance Corporation Separate Account D, also referred to as “Separate Account D”. Such obligations are based on the fixed interest rates we credit to Fixed Allocations and the terms of the Annuities. These obligations do not depend on the investment performance of the assets in Separate Account D. Separate Account D was established by us pursuant to Connecticut law. Based on our redomestication from Connecticut to Arizona, however, all our Separate Accounts, including Separate Account D, are operated in accordance with the laws of Arizona, as of August 31, 2013.
There are no units in Separate Account D. The Fixed Allocations are guaranteed by our general account. An Annuity Owner who allocates a portion of their Account Value to Separate Account D does not participate in the investment gain or loss on assets maintained in Separate Account D. Such gain or loss accrues solely to us. We retain the risk that the value of the assets in Separate Account D may drop below the reserves and other liabilities we must maintain. Should the value of the assets in Separate Account D drop below the reserve and other liabilities we must maintain in relation to the annuities supported by such assets, we will transfer assets from our general account to Separate Account D to make up the difference. We have the right to transfer to our general account any assets of Separate Account D in excess of such reserves and other liabilities. We maintain assets in Separate Account D supporting a number of annuities we offer.
We may employ investment managers to manage the assets maintained in Separate Account D. Each manager we employ is responsible for investment management of a different portion of Separate Account D. From time to time additional investment managers may be employed or investment managers may cease being employed. We are under no obligation to employ or continue to employ any investment manager(s) and have sole discretion over the investment managers we retain.
We are not obligated to invest according to specific guidelines or strategies except as may be required by Arizona and other state insurance laws.
The General Account. Our general obligations and any guaranteed benefits under the Annuity are supported by our general account and are subject to our claims paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular contract or obligation. General account assets are also available to our general creditors and for conducting routine business activities, such as the payment of salaries, rent and other ordinary business expenses. The general account is subject to regulation and supervision by the Arizona Department of Insurance and to the insurance laws and regulations of all jurisdictions where we are authorized to do business.
Cyber Security Risks. We provide information about cyber security risks associated with this Annuity in the Statement of Additional Information.
WHAT IS THE LEGAL STRUCTURE OF THE UNDERLYING FUNDS?
Each underlying mutual fund is registered as an open-end management investment company under the Investment Company Act. Shares of the underlying mutual fund portfolios are sold to separate accounts of life insurance companies offering variable annuity and variable life insurance products. The shares may also be sold directly to qualified pension and retirement plans.
Voting Rights
We are the legal owner of the shares of the underlying Portfolios in which the Sub-accounts invest. However, under current SEC rules, you have voting rights in relation to Account Value maintained in the Sub-accounts. If an underlying Portfolio requests a vote of shareholders, we will vote our shares based on instructions received from Owners with Account Value allocated to that Sub-account. Owners have the right to vote an amount equal to the number of shares attributable to their contracts. If we do not receive voting instructions in relation to certain shares, we will vote those shares in the same manner and proportion as the shares for which we have received instructions. This voting procedure is sometimes referred to as “mirror voting” because, as indicated in the immediately preceding sentence, we mirror the votes that are actually cast, rather than decide on our own how to vote. We will also “mirror vote” shares that are owned directly by us or an affiliate (excluding shares held in the separate account of an affiliated insurer). In addition, because all the shares of a given Portfolio held within our Separate Account are legally owned by us, we intend to vote all of such shares when that underlying Portfolio seeks a vote of its shareholders. As such, all such shares will be counted towards whether there is a quorum at the underlying Portfolio’s shareholder meeting and towards the ultimate outcome of the vote. Thus, under “mirror voting”, it is possible that the votes of a small percentage of contract holders who actually vote will determine the ultimate outcome.
We may, if required by state insurance regulations, disregard voting instructions if they would require shares to be voted so as to cause a change in the sub-classification or investment objectives of one or more of the available Variable Investment Options or to approve or disapprove an investment advisory contract for a Portfolio. In addition, we may disregard voting instructions that would require changes in the investment policy or investment adviser of one or more of the Portfolios associated with the available Variable Investment Options, provided that we reasonably disapprove such changes in accordance with applicable federal or state regulations. If we disregard Owner voting instructions, we will advise Owners of our action and the reasons for such action in the next available annual or semi-annual report.
We will furnish those Owners who have Account Value allocated to a Sub-account whose underlying Portfolio has requested a “proxy” vote with proxy materials and the necessary forms to provide us with their voting instructions. Generally, you will be asked to provide instructions for us to vote on matters such as changes in a fundamental investment strategy, adoption of a new investment advisory agreement, or matters relating to the structure of the underlying Portfolio that require a vote of shareholders. We reserve the right to change the voting procedures described above if applicable SEC rules change.
Material Conflicts
In the future, it may become disadvantageous for Separate Accounts of variable life insurance and variable annuity contracts to invest in the same underlying Portfolios. Neither the companies that invest in the Portfolios nor the Portfolios currently foresee any such disadvantage. The Board of Directors for each Portfolio intends to monitor events in order to identify any material conflict between variable life insurance and variable annuity Contract Owners and to determine what action, if any, should be taken. Material conflicts could result from such things as:

(1)	changes in state insurance law;

(2)	changes in federal income tax law;

(3)	changes in the investment management of any Variable Investment Option; or

(4)	differences between voting instructions given by variable life insurance and variable annuity Contract Owners.
Fees and Payments Received by Prudential Annuities
As detailed below, Prudential Annuities and our affiliates receive substantial payments from the underlying Portfolios and/or related entities, such as the Portfolios’ advisers and subadvisers. Because these fees and payments are made to Prudential Annuities and our affiliates, allocations you make to the underlying Portfolios benefit us financially. In selecting Portfolios available under the Annuity, we consider the payments that will be made to us. For more information on factors we consider when selecting the Portfolios under the Annuity, see “Variable Investment Options” under “Investment Options” earlier in this prospectus.
We receive Rule 12b-1 fees which compensate our affiliate, Prudential Annuities Distributors, Inc., for distribution and administrative services (including recordkeeping services and the mailing of prospectuses and reports to Owners invested in the Portfolios). These fees are paid by the underlying Portfolio out of each Portfolio’s assets and are therefore borne by Owners.
We also receive administrative services payments from the Portfolios or the advisers of the underlying Portfolios or their affiliates, which are referred to as “revenue sharing” payments. The maximum combined 12b-1 fees and revenue sharing payments we receive with respect to a Portfolio are generally equal to an annual rate of 0.55% of the average assets allocated to the Portfolio under the Annuity (in certain cases, however, this amount may be equal to an annual rate of 0.60% of the average assets allocated to the Portfolio). We expect to make a profit on these fees and payments and consider them when selecting the Portfolios available under the Annuity.
In addition, an adviser or subadviser of a Portfolio or a distributor of the Annuity (not the Portfolios) may also compensate us by providing reimbursement, defraying the costs of, or paying directly for, among other things, marketing and/or administrative services and/or other services they provide in connection with the Annuity. These services may include, but are not limited to: sponsoring or co-sponsoring various promotional, educational or marketing meetings and seminars attended by distributors, wholesalers, and/or broker dealer firms’ registered representatives, and creating marketing material discussing the Annuity, available options, and underlying Portfolios. The amounts paid depend on the nature of the meetings, the number of meetings attended by the adviser, subadviser, or distributor, the number of participants and attendees at the meetings, the costs expected to be incurred, and the level of the adviser’s, subadviser’s or distributor’s participation. These payments or reimbursements may not be offered by all advisers, subadvisers, or distributors and the amounts of such payments may vary between and among each adviser, subadviser, and distributor depending on their respective participation. We may also consider these payments and reimbursements when selecting the Portfolios available under the Annuity. For the annual period ended December 31, 2018, with regard to the total annual amounts that were paid (or as to which a payment amount was accrued) under the kinds of arrangements described in this paragraph, the amounts for any particular adviser, subadviser or distributor ranged from $25,000.00 to $711,431.63. These amounts relate to all individual variable annuity contracts issued by Prudential Annuities or its affiliates, not only the Annuity covered by this prospectus.
In addition to the payments that we receive from underlying Portfolios and/or their affiliates, those same Portfolios and/or their affiliates may make payments to us and/or other insurers within the Prudential Financial group related to the offering of investment options within variable annuities or life insurance offered by different Prudential business units.
WHO DISTRIBUTES ANNUITIES OFFERED BY PRUDENTIAL ANNUITIES?
Prudential Annuities Distributors, Inc. (PAD), a wholly-owned subsidiary of Prudential Annuities, Inc., is the distributor and principal underwriter of the Annuities offered through this prospectus. PAD acts as the distributor of a number of annuity and life insurance products and the AST Portfolios. PAD’s principal business address is One Corporate Drive, Shelton, Connecticut 06484. PAD is registered as a broker-dealer under the Securities Exchange Act of 1934 (Exchange Act), and is a member of the Financial Industry Regulatory Authority (FINRA).
Each Annuity is offered on a continuous basis. PAD enters into distribution agreements with both affiliated and unaffiliated broker-dealers who are registered under the Exchange Act (“firms”). Applications for each Annuity are solicited by registered representatives of those firms.
Prudential Annuities sells its annuity products through multiple distribution channels, including (1) independent broker-dealer firms and financial planners; (2) broker-dealers that are members of the New York Stock Exchange, including “wirehouse” and regional broker-dealer firms; and (3) broker-dealers affiliated with banks or that specialize in marketing to customers of banks. Although we are active in each of those distribution channels, the majority of our sales have come from the independent broker-dealer firms and financial planners.

Under the selling agreements, cash compensation in the form of commissions is paid to firms on sales of the Annuities according to one or more schedules. The registered representative will receive a portion of the compensation, depending on the practice of his or her firm. Commissions are generally based on a percentage of purchase payments made, up to a maximum of 7.0% for ASAP III, 6.0% for XT6, 5.5% for APEX II and 2.0% for ASL II. Alternative compensation schedules are available that generally provide a lower initial commission plus ongoing quarterly compensation based on all or a portion of the Account Value. We may also provide cash compensation to the distributing firm for providing ongoing service to you in relation to your Annuity. These payments may be made in the form of percentage payments based upon “Assets under Management” or “AUM,” (total assets), subject to certain criteria in certain Prudential Annuities products. These payments may also be made in the form of percentage payments based upon the total amount of money received as Purchase Payments under Prudential Annuities annuity products sold through the firm. Commissions and other cash compensation paid in relation to your Annuity do not result in any additional charge to you or to the Separate Account.
We, or PAD, also may compensate third-party vendors, for services that such vendors render to broker-dealer firms. To the extent permitted by FINRA rules and other applicable laws and regulations, PAD may pay or allow other promotional incentives or payments in the forms of non-cash compensation. These arrangements may not be offered to all firms and the terms of such arrangements may differ between firms.
A list of the firms to whom Prudential Annuities pays an amount under these arrangements is provided below. You should note that firms and individual registered representatives and branch managers within some firms participating in one of these compensation arrangements might receive greater compensation for selling the Annuities than for selling a different annuity that is not eligible for these compensation arrangements. While compensation is generally taken into account as an expense in considering the charges applicable to an annuity product, any such compensation will be paid by us or PAD and will not result in any additional charge to you. Overall compensation paid to the distributing firm does not exceed, based on actuarial assumptions, 8.5% of the total purchase payments made. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the Annuity. Further information about the firms that are part of these compensation arrangements appears in the Statement of Additional Information, which is available without charge upon request.
The list below includes the names of the firms that we are aware (as of December 31, 2018) received cash compensation with respect to our annuity business during 2018 (or as to which a payment amount was accrued during 2018). The firms listed below include those receiving payments in connection with marketing of products issued by Prudential Annuities Life Assurance Corporation. During 2018, the least amount paid, and greatest amount paid, were $1.20 and $7,248,879.59, respectively.
Name of Firm:

Allstate Financial Srvcs, LLC	Investment Professionals	Signator Investors, Inc.
AMERICAN PORTFOLIO FIN SVCS INC	Janney Montgomery Scott, LLC.	SII Investments, Inc.
ASSOCIATED SECURITIES CORP	Kestra Financial, Inc.	Stifel Nicolaus & Co.
AXA Advisors, LLC	KMS Financial Services, Inc.	TFS Securities, Inc.
BBVA Compass Investment Solutions, Inc.	Lincoln Financial Advisors	The Investment Center
BFT Financial Group, LLC	Lincoln Financial Securities Corporation	TransAmerica Financial Advisors, Inc.
Cadaret, Grant & Co., Inc.	Lincoln Investment Planning	Triad Advisors, Inc.
Cambridge Investment Research, Inc.	LPL Financial Corporation	UBS Financial Services, Inc.
Centaurus Financial, Inc.	M Holdings Securities, Inc	United Planners Fin. Serv.
Cetera Advisor Network LLC	MML Investors Services, Inc.	WATERSTONE FINANCIAL GROUP INC
CFD Investments, Inc.	Morgan Stanley Smith Barney	Wells Fargo Advisors LLC
Citizens Securities, Inc.	Mutual Service Corporation	WELLS FARGO ADVISORS LLC - WEALTH
Commonwealth Financial Network	Next Financial Group, Inc.	Wells Fargo Investments LLC
Crown Capital Securities, L.P.	PNC Investments, LLC	Woodbury Financial Services
CUNA Brokerage Svcs, Inc.	ProEquities
CUSO Financial Services, L.P.	Questar Capital Corporation
Equity Services, Inc.	RBC CAPITAL MARKETS CORPORATION
FSC Securities Corp.	Royal Alliance Associates
Geneos Wealth Management, Inc.	SA Stone Wealth Management
H. Beck, Inc.	SAGEPOINT FINANCIAL, INC.
Hantz Financial Services,Inc.	Securian Financial Svcs, Inc.
Invest Financial Corporation	Securities America, Inc.
Investacorp	Securities Service Network
INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE

Prudential Annuities Life Assurance Corporation incorporates by reference into the prospectus its latest annual report on Form 10-K filed pursuant to Section 13(a) or Section 15(d) of the Exchange Act since the end of the fiscal year covered by its latest annual report. In addition, all documents subsequently filed by us pursuant to Sections 13(a), 13(c), 14 or 15(d) of the Exchange Act also are incorporated into the prospectus by reference. We will provide to each person, including any beneficial owner, to whom a prospectus is delivered, a copy of any or all of the information that has been incorporated by reference into the prospectus but not delivered with the prospectus. Such information will be provided upon written or oral request at no cost to the requester by writing to Prudential Annuities Life Assurance Corporation, One Corporate Drive, Shelton, CT 06484 or by calling 888-PRU-2888. We file periodic reports as required under the Securities Exchange Act of 1934. The SEC maintains an Internet site that contains reports, proxy, and information statements, and other information regarding issuers that file electronically with the SEC (see www.sec.gov ). Our internet address is www.prudentialannuities.com .
FINANCIAL STATEMENTS
The financial statements of the separate account and Prudential Annuities Life Assurance Corporation are included in the Statement of Additional Information.
HOW TO CONTACT US
Please communicate with us using the telephone number and addresses below for the purposes described. Failure to send mail to the proper address may result in a delay in our receiving and processing your request.
Prudential’s Customer Service Team
Call our Customer Service Team at 1-888-PRU-2888 during normal business hours.
Internet
Access information about your Annuity through our website: www.prudentialannuities.com
Correspondence Sent by Regular Mail
Prudential Annuity Service Center
P.O. Box 7960
Philadelphia, PA 19176
Correspondence Sent by Overnight*, Certified or Registered Mail
Prudential Annuity Service Center
2101 Welsh Road
Dresher, PA 19025
*Please note that overnight correspondence sent through the United States Postal Service may be delivered to the P.O. Box listed above, which could delay receipt of your correspondence at our Service Center. Overnight mail sent through other methods (e.g. Federal Express, United Parcel Service) will be delivered to the address listed below.
Correspondence sent by regular mail to our Service Center should be sent to the address shown above. Your correspondence will be picked up at this address and then delivered to our Service Center. Your correspondence is not considered received by us until it is received at our Service Center. Where this Prospectus refers to the day when we receive a purchase payment, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last requirement needed for us to process that item) arrives in complete and proper form at our Service Center or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives at our Service Center (1) on a day that is not a business day, or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day.
You can obtain account information by calling our automated response system, and at www.prudentialannuities.com, our Internet Website. Our Customer Service representatives are also available during business hours to provide you with information about your account. You can request certain transactions through our telephone voice response system, our Internet Website or through a customer service representative. You can provide authorization for a third party, including your attorney-in-fact acting pursuant to a power of attorney or your financial professional, to access your account information and perform certain transactions on your account. You will need to complete a form provided by us which identifies those transactions that you wish to authorize via telephonic and electronic means and whether you wish to authorize a third party to perform any such transactions. Please note that unless you tell us otherwise, we deem that all transactions that are directed by your financial professional with respect to your Annuity have been authorized by you. We require that you or your representative provide proper identification before performing transactions over the telephone or through our Internet Website. This may include a Personal Identification Number (PIN) that will be provided to you upon issue of your Annuity or you may establish or change your PIN by calling our automated response system, www.prudentialannuities.com, our Internet Website. Any third party that you authorize to perform financial transactions on your account will be assigned a PIN for your account.
Transactions requested via telephone are recorded. To the extent permitted by law, we will not be responsible for any claims, loss, liability or expense in connection with a transaction requested by telephone or other electronic means if we acted on such transaction instructions after following reasonable procedures to identify those persons authorized to perform transactions on your Annuity using verification methods which may include a request for your Social Security number, PIN or other form of electronic identification. We may be liable for losses due to unauthorized or fraudulent instructions if we did not follow such procedures.
Prudential Annuities does not guarantee access to telephonic, facsimile, Internet or any other electronic information or that we will be able to accept transaction instructions via such means at all times. Regular and/or express mail will be the only means by which we will accept transaction instructions when telephonic, facsimile, Internet or any other electronic means are unavailable or delayed. Prudential Annuities reserves the right to limit, restrict or terminate telephonic, facsimile, Internet or any other electronic transaction privileges at any time.
INDEMNIFICATION
Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “Securities Act”) may be permitted to directors, officers or persons controlling the registrant pursuant to the foregoing provisions, the registrant has been informed that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable.
LEGAL PROCEEDINGS
Litigation and Regulatory Matters
Prudential Annuities is subject to legal and regulatory actions in the ordinary course of our business. Pending legal and regulatory actions include proceedings specific to Prudential Annuities and proceedings generally applicable to business practices in the industry in which we operate. Prudential Annuities is subject to class action lawsuits and other litigation involving a variety of issues and allegations involving sales practices, claims payments and procedures, premium charges, policy servicing and breach of fiduciary duty to customers. Prudential Annuities is also subject to litigation arising out of its general business activities, such as its investments, contracts, leases and labor and employment relationships, including claims of discrimination and harassment, and could be exposed to claims or litigation concerning certain business or process patents. In addition, Prudential Annuities, along with other participants in the businesses in which it engages, may be subject from time to time to investigations, examinations and inquiries, in some cases industry-wide, concerning issues or matters upon which such regulators have determined to focus.
Prudential Annuities’ litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcome cannot be predicted. In some of Prudential Annuities’ pending legal and regulatory actions, parties are seeking large and/or indeterminate amounts, including punitive or exemplary damages. It is possible that Prudential Annuities' results of operations or cash flow in a particular quarterly or annual period could be materially affected by an ultimate unfavorable resolution of pending litigation and regulatory matters depending, in part, upon the results of operations or cash flow for such period. In light of the unpredictability of Prudential Annuities’ litigation and regulatory matters, it is also possible that in certain cases an ultimate unfavorable resolution of one or more pending litigation or regulatory matters could have a material adverse effect on Prudential Annuities’ financial position. Management believes, however, that, based on information currently known to it, the ultimate outcome of all pending litigation and regulatory matters, after consideration of applicable reserves and rights to indemnification, is not likely to have a material adverse effect on: the Separate Account; the ability of PAD to perform its contract with the Separate Account; or Prudential Annuities' ability to meet its obligations under the Contracts.

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
The following are the contents of the Statement of Additional Information:
General Information about Prudential Annuities
Prudential Annuities Life Assurance Corporation
Prudential Annuities Life Assurance Corporation Variable Account B
Prudential Annuities Life Assurance Corporation Separate Account D
Principal Underwriter/Distributor – Prudential Annuities Distributors, Inc.
How the Unit Price is Determined
Additional Information on Fixed Allocations
How We Calculate the Market Value Adjustment
General Information
Voting Rights
Modification
Deferral of Transactions
Misstatement of Age or Sex
Cyber Security Risks
Annuitization
Experts
Legal Experts
Financial Statements

APPENDIX A – CONDENSED FINANCIAL INFORMATION ABOUT SEPARATE ACCOUNT B
Separate Account B consists of multiple Sub-accounts that are available as investment options for the Prudential Annuities. Each Sub-account invests only in a single mutual fund or mutual fund portfolio. All or some of these Sub-accounts are available as investment options for other variable annuities we offer pursuant to different prospectuses.
Unit Prices and Numbers Of Units. The following tables show for each Annuity: (a) the historical Unit Price, corresponding to the Annuity features bearing the highest and lowest combinations of asset-based charges*, assessed through a reduction in unit values, as of the dates shown, for Units in each of the Sub-accounts of Separate Account B that are being offered pursuant to this Prospectus**; and (b) the number of Units outstanding for each such Sub-account, which may include other variable annuities offered, as of the dates shown. The period for each year begins on January 1 and ends on December 31. Since November 18, 2002, we have been determining, on a daily basis, multiple Unit Prices for each Sub-account of Separate Account B. We compute multiple Unit Prices because several of our variable annuities invest in the same Sub-accounts, and these annuities deduct varying charges that correspond to each combination of the applicable Insurance Charge, Distribution Charge (when applicable) and the charges for each optional benefit. Where an asset-based charge corresponding to a particular Sub-account within a new annuity product is identical to that in the same Sub-account within an existing annuity, the Unit Price for the new annuity will be identical to that of the existing annuity. In such cases, we will for reference purposes depict, in the condensed financial information for the new annuity, Unit Prices of the existing annuity. To the extent a Sub-account commenced operations during a particular calendar year, the Unit Price as of the end of the period reflects only the partial year results from the commencement of operations until December 31st of the applicable year. When a Unit Price was first calculated for a particular Sub-account, typically we set the price of that Unit at $10.00 per Unit. Thereafter, Unit Prices vary based on Sub-account performance. Unit Prices and Units are provided for Sub-accounts that commenced operations prior to January 1, 2018.

*	Note: While a unit price is reflected for the maximum combination of asset based charges for each Sub-account, not all Sub-accounts are available if you elect certain optional benefits.

**
The remaining unit values appear in the Statement of Additional Information, which you may obtain free of charge by sending in the request form at the end of the Prospectus or contacting us at 1-888-PRU-2888.

A-1

ASAP III
Prudential Annuities Life Assurance Corporation
Prospectus
ACCUMULATION UNIT VALUES: With No Optional Benefits - Cliff M&E (0.65%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ACCESS VP High Yield Fund
04/02/2012 to 12/31/2012	$16.54958	$17.81424	220,857
01/01/2013 to 12/31/2013	$17.81424	$19.47151	177,692
01/01/2014 to 12/31/2014	$19.47151	$19.79748	122,048
01/01/2015 to 12/31/2015	$19.79748	$19.69911	109,726
01/01/2016 to 12/31/2016	$19.69911	$21.33287	387,339
01/01/2017 to 12/31/2017	$21.33287	$22.21067	147,947
01/01/2018 to 12/31/2018	$22.21067	$21.93050	86,241
AST Academic Strategies Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$11.79413	$12.15841	2,137,936
01/01/2013 to 12/31/2013	$12.15841	$13.28419	3,302,095
01/01/2014 to 12/31/2014	$13.28419	$13.70177	4,233,346
01/01/2015 to 12/31/2015	$13.70177	$13.17454	4,275,666
01/01/2016 to 12/31/2016	$13.17454	$13.91823	7,653,121
01/01/2017 to 12/31/2017	$13.91823	$15.56812	17,046,560
01/01/2018 to 12/31/2018	$15.56812	$14.20813	17,277,340
AST Advanced Strategies Portfolio
04/02/2012 to 12/31/2012	$12.55485	$12.96731	1,334,388
01/01/2013 to 12/31/2013	$12.96731	$15.01604	2,104,605
01/01/2014 to 12/31/2014	$15.01604	$15.82972	2,745,392
01/01/2015 to 12/31/2015	$15.82972	$15.85314	3,307,487
01/01/2016 to 12/31/2016	$15.85314	$16.86949	6,413,451
01/01/2017 to 12/31/2017	$16.86949	$19.59683	12,611,396
01/01/2018 to 12/31/2018	$19.59683	$18.32279	15,572,908
AST AQR Emerging Markets Equity Portfolio
02/25/2013* to 12/31/2013	$9.99946	$10.18312	60,465
01/01/2014 to 12/31/2014	$10.18312	$9.80073	109,425
01/01/2015 to 12/31/2015	$9.80073	$8.22532	47,725
01/01/2016 to 12/31/2016	$8.22532	$9.26433	55,438
01/01/2017 to 12/31/2017	$9.26433	$12.42109	212,225
01/01/2018 to 12/31/2018	$12.42109	$10.00085	195,123
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99946	$11.71778	10,832
01/01/2014 to 12/31/2014	$11.71778	$13.17469	23,505
01/01/2015 to 12/31/2015	$13.17469	$13.31510	46,084
01/01/2016 to 12/31/2016	$13.31510	$14.64438	46,376
01/01/2017 to 12/31/2017	$14.64438	$17.76975	71,453
01/01/2018 to 12/31/2018	$17.76975	$16.21771	74,390
AST Balanced Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$12.46312	$12.68301	1,758,212
01/01/2013 to 12/31/2013	$12.68301	$14.82427	2,849,628
01/01/2014 to 12/31/2014	$14.82427	$15.68843	3,274,796
01/01/2015 to 12/31/2015	$15.68843	$15.66066	4,187,549
01/01/2016 to 12/31/2016	$15.66066	$16.53880	8,248,576
01/01/2017 to 12/31/2017	$16.53880	$18.88058	21,352,492
01/01/2018 to 12/31/2018	$18.88058	$17.83171	25,969,719

A-2

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Global Strategies Portfolio
04/02/2012 to 12/31/2012	$9.90989	$10.26034	288,996
01/01/2013 to 12/31/2013	$10.26034	$11.29992	425,554
01/01/2014 to 12/31/2014	$11.29992	$11.77602	507,630
01/01/2015 to 12/31/2015	$11.77602	$11.34851	694,939
01/01/2016 to 12/31/2016	$11.34851	$12.05951	841,502
01/01/2017 to 12/31/2017	$12.05951	$13.49228	1,865,355
01/01/2018 to 12/31/2018	$13.49228	$12.69656	1,757,828
AST BlackRock Low Duration Bond Portfolio
04/02/2012 to 12/31/2012	$20.16296	$20.73224	2,313,544
01/01/2013 to 12/31/2013	$20.73224	$20.14971	2,801,507
01/01/2014 to 12/31/2014	$20.14971	$19.99945	2,847,394
01/01/2015 to 12/31/2015	$19.99945	$19.96538	2,661,208
01/01/2016 to 12/31/2016	$19.96538	$20.16033	2,499,016
01/01/2017 to 12/31/2017	$20.16033	$20.37142	2,658,656
01/01/2018 to 12/31/2018	$20.37142	$20.38931	2,645,887
AST BlackRock/Loomis Sayles Bond Portfolio
04/02/2012 to 12/31/2012	$27.43311	$29.01718	3,550,533
01/01/2013 to 12/31/2013	$29.01718	$28.29890	3,800,767
01/01/2014 to 12/31/2014	$28.29890	$29.30456	3,324,750
01/01/2015 to 12/31/2015	$29.30456	$28.50038	3,258,429
01/01/2016 to 12/31/2016	$28.50038	$29.51247	4,058,167
01/01/2017 to 12/31/2017	$29.51247	$30.59987	7,460,536
01/01/2018 to 12/31/2018	$30.59987	$30.19918	7,727,763
AST Capital Growth Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$12.12989	$12.24267	2,189,962
01/01/2013 to 12/31/2013	$12.24267	$14.92172	4,132,517
01/01/2014 to 12/31/2014	$14.92172	$15.86168	5,683,698
01/01/2015 to 12/31/2015	$15.86168	$15.84275	7,368,448
01/01/2016 to 12/31/2016	$15.84275	$16.81594	14,217,154
01/01/2017 to 12/31/2017	$16.81594	$19.69547	31,659,316
01/01/2018 to 12/31/2018	$19.69547	$18.35014	38,132,142
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99946	$11.76419	41,775
01/01/2014 to 12/31/2014	$11.76419	$13.27839	124,317
01/01/2015 to 12/31/2015	$13.27839	$12.72095	145,353
01/01/2016 to 12/31/2016	$12.72095	$14.52061	321,093
01/01/2017 to 12/31/2017	$14.52061	$17.08132	606,226
01/01/2018 to 12/31/2018	$17.08132	$16.16109	613,623
AST Cohen & Steers Realty Portfolio
04/02/2012 to 12/31/2012	$32.32997	$33.53009	329,212
01/01/2013 to 12/31/2013	$33.53009	$34.35587	382,035
01/01/2014 to 12/31/2014	$34.35587	$44.68361	429,106
01/01/2015 to 12/31/2015	$44.68361	$46.54348	402,779
01/01/2016 to 12/31/2016	$46.54348	$48.46744	423,296
01/01/2017 to 12/31/2017	$48.46744	$51.16020	579,401
01/01/2018 to 12/31/2018	$51.16020	$48.40949	550,843
AST Fidelity Institutional AM® Quantitative Portfolio
formerly,AST FI Pyramis® Quantitative Portfolio
04/02/2012 to 12/31/2012	$10.94895	$11.25745	866,029
01/01/2013 to 12/31/2013	$11.25745	$12.83510	1,273,659
01/01/2014 to 12/31/2014	$12.83510	$13.15347	1,441,419
01/01/2015 to 12/31/2015	$13.15347	$13.19745	2,020,598
01/01/2016 to 12/31/2016	$13.19745	$13.66941	4,218,381
01/01/2017 to 12/31/2017	$13.66941	$15.81771	10,072,819
01/01/2018 to 12/31/2018	$15.81771	$14.49737	11,485,083

A-3

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Global Real Estate Portfolio
04/02/2012 to 12/31/2012	$10.47217	$11.70019	98,682
01/01/2013 to 12/31/2013	$11.70019	$12.12952	127,240
01/01/2014 to 12/31/2014	$12.12952	$13.72846	158,568
01/01/2015 to 12/31/2015	$13.72846	$13.62700	168,685
01/01/2016 to 12/31/2016	$13.62700	$13.65961	244,948
01/01/2017 to 12/31/2017	$13.65961	$15.04823	611,852
01/01/2018 to 12/31/2018	$15.04823	$14.24590	610,169
AST Goldman Sachs Large-Cap Value Portfolio
04/02/2012 to 12/31/2012	$29.57793	$30.78466	971,506
01/01/2013 to 12/31/2013	$30.78466	$40.84321	1,273,077
01/01/2014 to 12/31/2014	$40.84321	$45.90656	1,402,921
01/01/2015 to 12/31/2015	$45.90656	$43.50067	1,820,544
01/01/2016 to 12/31/2016	$43.50067	$48.20624	1,739,883
01/01/2017 to 12/31/2017	$48.20624	$52.56143	2,090,961
01/01/2018 to 12/31/2018	$52.56143	$47.76534	2,017,667
AST Goldman Sachs Mid-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$6.90822	$6.98274	1,209,969
01/01/2013 to 12/31/2013	$6.98274	$9.17056	1,866,674
01/01/2014 to 12/31/2014	$9.17056	$10.16119	2,054,799
01/01/2015 to 12/31/2015	$10.16119	$9.52113	4,086,768
01/01/2016 to 12/31/2016	$9.52113	$9.61489	4,450,159
01/01/2017 to 12/31/2017	$9.61489	$12.14029	6,921,815
01/01/2018 to 12/31/2018	$12.14029	$11.53645	7,167,080
AST Goldman Sachs Multi-Asset Portfolio
04/02/2012 to 12/31/2012	$11.17188	$11.27089	478,143
01/01/2013 to 12/31/2013	$11.27089	$12.29732	762,432
01/01/2014 to 12/31/2014	$12.29732	$12.71119	923,241
01/01/2015 to 12/31/2015	$12.71119	$12.51374	1,118,730
01/01/2016 to 12/31/2016	$12.51374	$13.08586	1,798,867
01/01/2017 to 12/31/2017	$13.08586	$14.59787	7,497,732
01/01/2018 to 12/31/2018	$14.59787	$13.47892	8,186,085
AST Goldman Sachs Small-Cap Value Portfolio
04/02/2012 to 12/31/2012	$35.84503	$36.54808	191,758
01/01/2013 to 12/31/2013	$36.54808	$50.40332	231,304
01/01/2014 to 12/31/2014	$50.40332	$53.68012	235,413
01/01/2015 to 12/31/2015	$53.68012	$50.40109	225,702
01/01/2016 to 12/31/2016	$50.40109	$62.24760	285,453
01/01/2017 to 12/31/2017	$62.24760	$69.38111	515,226
01/01/2018 to 12/31/2018	$69.38111	$59.23375	578,140
AST Government Money Market Portfolio
04/02/2012 to 12/31/2012	$15.28117	$15.20802	4,933,586
01/01/2013 to 12/31/2013	$15.20802	$15.10943	5,545,728
01/01/2014 to 12/31/2014	$15.10943	$15.01092	7,009,676
01/01/2015 to 12/31/2015	$15.01092	$14.91290	7,119,880
01/01/2016 to 12/31/2016	$14.91290	$14.81638	6,852,795
01/01/2017 to 12/31/2017	$14.81638	$14.77056	7,080,832
01/01/2018 to 12/31/2018	$14.77056	$14.86481	9,658,303
AST High Yield Portfolio
04/02/2012 to 12/31/2012	$23.75241	$25.63707	2,018,684
01/01/2013 to 12/31/2013	$25.63707	$27.29926	2,050,214
01/01/2014 to 12/31/2014	$27.29926	$27.81549	1,005,691
01/01/2015 to 12/31/2015	$27.81549	$26.65008	949,073
01/01/2016 to 12/31/2016	$26.65008	$30.55351	1,149,758
01/01/2017 to 12/31/2017	$30.55351	$32.62333	1,375,246
01/01/2018 to 12/31/2018	$32.62333	$31.76641	1,143,321

A-4

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Hotchkis & Wiley Large-Cap Value Portfolio
04/02/2012 to 12/31/2012	$23.06155	$23.95472	260,603
01/01/2013 to 12/31/2013	$23.95472	$33.28529	358,350
01/01/2014 to 12/31/2014	$33.28529	$37.61471	443,673
01/01/2015 to 12/31/2015	$37.61471	$34.44205	446,128
01/01/2016 to 12/31/2016	$34.44205	$41.02324	578,942
01/01/2017 to 12/31/2017	$41.02324	$48.57917	797,292
01/01/2018 to 12/31/2018	$48.57917	$41.43184	854,236
AST International Growth Portfolio
04/02/2012 to 12/31/2012	$20.91208	$21.44012	868,007
01/01/2013 to 12/31/2013	$21.44012	$25.35990	1,229,002
01/01/2014 to 12/31/2014	$25.35990	$23.80315	1,559,437
01/01/2015 to 12/31/2015	$23.80315	$24.39293	1,572,634
01/01/2016 to 12/31/2016	$24.39293	$23.31893	1,595,691
01/01/2017 to 12/31/2017	$23.31893	$31.37470	1,743,680
01/01/2018 to 12/31/2018	$31.37470	$27.01463	1,743,956
AST International Value Portfolio
04/02/2012 to 12/31/2012	$19.31092	$19.94731	252,102
01/01/2013 to 12/31/2013	$19.94731	$23.67546	316,370
01/01/2014 to 12/31/2014	$23.67546	$21.94480	331,237
01/01/2015 to 12/31/2015	$21.94480	$21.98043	377,249
01/01/2016 to 12/31/2016	$21.98043	$21.96444	494,250
01/01/2017 to 12/31/2017	$21.96444	$26.79999	822,800
01/01/2018 to 12/31/2018	$26.79999	$22.32870	916,090
AST J.P. Morgan Global Thematic Portfolio
04/02/2012 to 12/31/2012	$10.98160	$11.14168	740,025
01/01/2013 to 12/31/2013	$11.14168	$12.87147	854,130
01/01/2014 to 12/31/2014	$12.87147	$13.60168	918,602
01/01/2015 to 12/31/2015	$13.60168	$13.37178	975,931
01/01/2016 to 12/31/2016	$13.37178	$13.97800	1,719,405
01/01/2017 to 12/31/2017	$13.97800	$16.24201	6,648,154
01/01/2018 to 12/31/2018	$16.24201	$14.94645	7,931,523
AST J.P. Morgan International Equity Portfolio
04/02/2012 to 12/31/2012	$24.31812	$25.69220	411,454
01/01/2013 to 12/31/2013	$25.69220	$29.44603	493,919
01/01/2014 to 12/31/2014	$29.44603	$27.39256	519,707
01/01/2015 to 12/31/2015	$27.39256	$26.45402	521,224
01/01/2016 to 12/31/2016	$26.45402	$26.78990	574,859
01/01/2017 to 12/31/2017	$26.78990	$34.50274	990,407
01/01/2018 to 12/31/2018	$34.50274	$28.28957	1,069,922
AST J.P. Morgan Strategic Opportunities Portfolio
04/02/2012 to 12/31/2012	$25.69496	$26.48459	585,499
01/01/2013 to 12/31/2013	$26.48459	$29.21518	767,639
01/01/2014 to 12/31/2014	$29.21518	$30.60670	859,092
01/01/2015 to 12/31/2015	$30.60670	$30.35229	946,248
01/01/2016 to 12/31/2016	$30.35229	$31.31259	1,876,926
01/01/2017 to 12/31/2017	$31.31259	$34.88664	3,882,804
01/01/2018 to 12/31/2018	$34.88664	$32.88202	4,291,651
AST Jennison Large-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$13.65688	$13.04213	58,325
01/01/2013 to 12/31/2013	$13.04213	$17.68598	65,274
01/01/2014 to 12/31/2014	$17.68598	$19.24099	128,247
01/01/2015 to 12/31/2015	$19.24099	$21.14871	249,434
01/01/2016 to 12/31/2016	$21.14871	$20.70363	268,009
01/01/2017 to 12/31/2017	$20.70363	$27.93897	516,342
01/01/2018 to 12/31/2018	$27.93897	$27.30930	635,688

A-5

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Loomis Sayles Large-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$22.74611	$21.76758	1,731,133
01/01/2013 to 12/31/2013	$21.76758	$29.54365	2,203,644
01/01/2014 to 12/31/2014	$29.54365	$32.45986	2,714,814
01/01/2015 to 12/31/2015	$32.45986	$35.49674	2,592,109
01/01/2016 to 12/31/2016	$35.49674	$37.23259	2,470,649
01/01/2017 to 12/31/2017	$37.23259	$49.19383	2,633,786
01/01/2018 to 12/31/2018	$49.19383	$47.55886	2,377,615
AST MFS Global Equity Portfolio
04/02/2012 to 12/31/2012	$17.86001	$18.96384	487,708
01/01/2013 to 12/31/2013	$18.96384	$24.04688	572,282
01/01/2014 to 12/31/2014	$24.04688	$24.75789	583,483
01/01/2015 to 12/31/2015	$24.75789	$24.23662	644,028
01/01/2016 to 12/31/2016	$24.23662	$25.79174	728,361
01/01/2017 to 12/31/2017	$25.79174	$31.73317	1,338,201
01/01/2018 to 12/31/2018	$31.73317	$28.51437	1,471,313
AST MFS Growth Portfolio
04/02/2012 to 12/31/2012	$10.32846	$10.34321	636,569
01/01/2013 to 12/31/2013	$10.34321	$14.04784	825,258
01/01/2014 to 12/31/2014	$14.04784	$15.17211	864,288
01/01/2015 to 12/31/2015	$15.17211	$16.16312	862,289
01/01/2016 to 12/31/2016	$16.16312	$16.36507	974,945
01/01/2017 to 12/31/2017	$16.36507	$21.25152	1,377,403
01/01/2018 to 12/31/2018	$21.25152	$21.56670	1,370,389
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99947	$10.23520	3,880
01/01/2013 to 12/31/2013	$10.23520	$13.67722	57,164
01/01/2014 to 12/31/2014	$13.67722	$14.97664	66,490
01/01/2015 to 12/31/2015	$14.97664	$14.77167	148,850
01/01/2016 to 12/31/2016	$14.77167	$16.64891	328,700
01/01/2017 to 12/31/2017	$16.64891	$19.40894	716,459
01/01/2018 to 12/31/2018	$19.40894	$17.32502	808,983
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
04/02/2012 to 12/31/2012	$39.77785	$40.81741	466,775
01/01/2013 to 12/31/2013	$40.81741	$57.58674	593,491
01/01/2014 to 12/31/2014	$57.58674	$65.36528	632,089
01/01/2015 to 12/31/2015	$65.36528	$61.27996	588,881
01/01/2016 to 12/31/2016	$61.27996	$71.98029	595,116
01/01/2017 to 12/31/2017	$71.98029	$81.37387	775,668
01/01/2018 to 12/31/2018	$81.37387	$67.54927	770,390
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99947	$10.39473	708,550
01/01/2013 to 12/31/2013	$10.39473	$12.28049	870,847
01/01/2014 to 12/31/2014	$12.28049	$12.82758	761,976
01/01/2015 to 12/31/2015	$12.82758	$12.58598	817,085
01/01/2016 to 12/31/2016	$12.58598	$13.04467	1,066,092
01/01/2017 to 12/31/2017	$13.04467	$15.09732	1,764,647
01/01/2018 to 12/31/2018	$15.09732	$13.75755	1,860,088
AST Parametric Emerging Markets Equity Portfolio
04/02/2012 to 12/31/2012	$10.21367	$10.44338	357,478
01/01/2013 to 12/31/2013	$10.44338	$10.39868	493,261
01/01/2014 to 12/31/2014	$10.39868	$9.84738	674,967
01/01/2015 to 12/31/2015	$9.84738	$8.14703	685,583
01/01/2016 to 12/31/2016	$8.14703	$9.09464	896,852
01/01/2017 to 12/31/2017	$9.09464	$11.41888	2,403,364
01/01/2018 to 12/31/2018	$11.41888	$9.75082	2,611,601

A-6

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Preservation Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$13.02623	$13.41813	2,759,599
01/01/2013 to 12/31/2013	$13.41813	$14.55895	3,852,365
01/01/2014 to 12/31/2014	$14.55895	$15.29958	3,583,397
01/01/2015 to 12/31/2015	$15.29958	$15.22193	4,194,357
01/01/2016 to 12/31/2016	$15.22193	$15.95874	6,948,644
01/01/2017 to 12/31/2017	$15.95874	$17.46135	12,393,167
01/01/2018 to 12/31/2018	$17.46135	$16.85466	14,490,335
AST Prudential Core Bond Portfolio
04/02/2012 to 12/31/2012	$10.22030	$10.73524	47,835
01/01/2013 to 12/31/2013	$10.73524	$10.41874	108,559
01/01/2014 to 12/31/2014	$10.41874	$10.97842	99,867
01/01/2015 to 12/31/2015	$10.97842	$10.87776	225,318
01/01/2016 to 12/31/2016	$10.87776	$11.26197	520,399
01/01/2017 to 12/31/2017	$11.26197	$11.82342	1,503,205
01/01/2018 to 12/31/2018	$11.82342	$11.65058	2,031,690
AST Prudential Growth Allocation Portfolio
04/02/2012 to 12/31/2012	$10.49369	$10.65702	1,403,349
01/01/2013 to 12/31/2013	$10.65702	$12.39040	1,933,476
01/01/2014 to 12/31/2014	$12.39040	$13.44202	2,980,642
01/01/2015 to 12/31/2015	$13.44202	$13.27284	4,688,196
01/01/2016 to 12/31/2016	$13.27284	$14.51766	10,784,874
01/01/2017 to 12/31/2017	$14.51766	$16.74513	45,066,148
01/01/2018 to 12/31/2018	$16.74513	$15.37220	53,882,013
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99946	$11.75760	0
01/01/2014 to 12/31/2014	$11.75760	$13.46149	9,545
01/01/2015 to 12/31/2015	$13.46149	$13.58030	10,783
01/01/2016 to 12/31/2016	$13.58030	$14.95673	15,565
01/01/2017 to 12/31/2017	$14.95673	$18.04136	24,926
01/01/2018 to 12/31/2018	$18.04136	$16.64184	51,327
AST QMA US Equity Alpha Portfolio
04/02/2012 to 12/31/2012	$15.80818	$16.10960	612,973
01/01/2013 to 12/31/2013	$16.10960	$21.19484	717,679
01/01/2014 to 12/31/2014	$21.19484	$24.68161	719,720
01/01/2015 to 12/31/2015	$24.68161	$25.27620	674,237
01/01/2016 to 12/31/2016	$25.27620	$28.84006	744,456
01/01/2017 to 12/31/2017	$28.84006	$35.02833	1,224,013
01/01/2018 to 12/31/2018	$35.02833	$31.94005	1,197,136
AST Quantitative Modeling Portfolio
04/02/2012 to 12/31/2012	$9.91977	$10.07382	44,971
01/01/2013 to 12/31/2013	$10.07382	$12.24997	315,728
01/01/2014 to 12/31/2014	$12.24997	$12.96155	852,665
01/01/2015 to 12/31/2015	$12.96155	$12.89666	1,827,546
01/01/2016 to 12/31/2016	$12.89666	$13.62285	1,892,173
01/01/2017 to 12/31/2017	$13.62285	$15.99640	2,728,811
01/01/2018 to 12/31/2018	$15.99640	$14.85453	2,995,190
AST RCM World Trends Portfolio
04/02/2012 to 12/31/2012	$10.45327	$10.53923	674,619
01/01/2013 to 12/31/2013	$10.53923	$11.77322	834,112
01/01/2014 to 12/31/2014	$11.77322	$12.29780	1,249,619
01/01/2015 to 12/31/2015	$12.29780	$12.19758	1,625,752
01/01/2016 to 12/31/2016	$12.19758	$12.70180	3,094,012
01/01/2017 to 12/31/2017	$12.70180	$14.66782	9,654,552
01/01/2018 to 12/31/2018	$14.66782	$13.42047	10,931,891

A-7

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Growth Opportunities Portfolio
04/02/2012 to 12/31/2012	$14.56534	$13.88888	662,024
01/01/2013 to 12/31/2013	$13.88888	$19.42995	878,841
01/01/2014 to 12/31/2014	$19.42995	$20.25743	1,058,177
01/01/2015 to 12/31/2015	$20.25743	$20.39441	1,095,306
01/01/2016 to 12/31/2016	$20.39441	$21.82195	1,095,490
01/01/2017 to 12/31/2017	$21.82195	$27.68356	1,418,074
01/01/2018 to 12/31/2018	$27.68356	$24.52057	1,458,312
AST Small-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$28.72466	$27.70495	191,153
01/01/2013 to 12/31/2013	$27.70495	$37.20616	252,009
01/01/2014 to 12/31/2014	$37.20616	$38.37610	252,894
01/01/2015 to 12/31/2015	$38.37610	$38.42630	270,848
01/01/2016 to 12/31/2016	$38.42630	$42.78718	339,888
01/01/2017 to 12/31/2017	$42.78718	$52.67592	530,286
01/01/2018 to 12/31/2018	$52.67592	$47.93408	556,315
AST Small-Cap Value Portfolio
04/02/2012 to 12/31/2012	$28.71618	$29.40995	610,153
01/01/2013 to 12/31/2013	$29.40995	$40.14664	755,633
01/01/2014 to 12/31/2014	$40.14664	$41.98705	805,379
01/01/2015 to 12/31/2015	$41.98705	$39.91627	803,339
01/01/2016 to 12/31/2016	$39.91627	$51.23806	730,558
01/01/2017 to 12/31/2017	$51.23806	$54.64572	803,223
01/01/2018 to 12/31/2018	$54.64572	$45.01897	784,653
AST T. Rowe Price Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$31.72796	$32.68345	689,338
01/01/2013 to 12/31/2013	$32.68345	$37.93685	984,990
01/01/2014 to 12/31/2014	$37.93685	$39.90630	1,389,809
01/01/2015 to 12/31/2015	$39.90630	$39.66363	1,975,437
01/01/2016 to 12/31/2016	$39.66363	$42.37872	3,601,806
01/01/2017 to 12/31/2017	$42.37872	$48.59065	8,854,325
01/01/2018 to 12/31/2018	$48.59065	$45.70185	10,588,658
AST T. Rowe Price Large-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$21.38939	$20.76320	513,794
01/01/2013 to 12/31/2013	$20.76320	$29.71001	702,609
01/01/2014 to 12/31/2014	$29.71001	$31.98018	815,771
01/01/2015 to 12/31/2015	$31.98018	$34.81718	1,108,704
01/01/2016 to 12/31/2016	$34.81718	$35.52458	1,275,764
01/01/2017 to 12/31/2017	$35.52458	$48.66519	2,125,459
01/01/2018 to 12/31/2018	$48.66519	$50.21669	2,324,032
AST T. Rowe Price Large-Cap Value Portfolio
04/02/2012 to 12/31/2012	$13.75931	$13.79344	438,321
01/01/2013 to 12/31/2013	$13.79344	$18.44915	515,533
01/01/2014 to 12/31/2014	$18.44915	$18.61487	500,642
01/01/2015 to 12/31/2015	$18.61487	$17.37246	492,716
01/01/2016 to 12/31/2016	$17.37246	$18.31746	539,391
01/01/2017 to 12/31/2017	$18.31746	$21.21087	863,277
01/01/2018 to 12/31/2018	$21.21087	$19.02617	935,862
AST T. Rowe Price Natural Resources Portfolio
04/02/2012 to 12/31/2012	$55.90911	$53.89981	197,579
01/01/2013 to 12/31/2013	$53.89981	$61.78578	214,813
01/01/2014 to 12/31/2014	$61.78578	$56.25253	246,794
01/01/2015 to 12/31/2015	$56.25253	$45.12754	243,343
01/01/2016 to 12/31/2016	$45.12754	$55.87055	268,555
01/01/2017 to 12/31/2017	$55.87055	$61.22893	508,598
01/01/2018 to 12/31/2018	$61.22893	$50.69899	506,332

A-8

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Templeton Global Bond Portfolio
04/02/2012 to 12/31/2012	$19.99147	$20.63724	866,451
01/01/2013 to 12/31/2013	$20.63724	$19.73350	1,057,340
01/01/2014 to 12/31/2014	$19.73350	$19.71444	1,171,818
01/01/2015 to 12/31/2015	$19.71444	$18.68194	1,103,519
01/01/2016 to 12/31/2016	$18.68194	$19.36935	1,107,507
01/01/2017 to 12/31/2017	$19.36935	$19.63657	1,390,332
01/01/2018 to 12/31/2018	$19.63657	$19.89846	1,352,053
AST WEDGE Capital Mid-Cap Value Portfolio
04/02/2012 to 12/31/2012	$16.39757	$17.01874	218,161
01/01/2013 to 12/31/2013	$17.01874	$22.38888	257,877
01/01/2014 to 12/31/2014	$22.38888	$25.57298	311,302
01/01/2015 to 12/31/2015	$25.57298	$23.72778	266,712
01/01/2016 to 12/31/2016	$23.72778	$26.87288	361,197
01/01/2017 to 12/31/2017	$26.87288	$31.64574	502,593
01/01/2018 to 12/31/2018	$31.64574	$26.24363	519,584
AST Wellington Management Hedged Equity Portfolio
04/02/2012 to 12/31/2012	$11.04545	$11.02468	596,164
01/01/2013 to 12/31/2013	$11.02468	$13.19869	1,095,380
01/01/2014 to 12/31/2014	$13.19869	$13.83470	1,402,528
01/01/2015 to 12/31/2015	$13.83470	$13.65786	1,473,627
01/01/2016 to 12/31/2016	$13.65786	$14.45462	2,482,243
01/01/2017 to 12/31/2017	$14.45462	$16.31293	4,259,105
01/01/2018 to 12/31/2018	$16.31293	$15.39650	4,457,377
AST Western Asset Core Plus Bond Portfolio
04/02/2012 to 12/31/2012	$12.00536	$12.61449	845,235
01/01/2013 to 12/31/2013	$12.61449	$12.34542	772,270
01/01/2014 to 12/31/2014	$12.34542	$13.14798	1,243,823
01/01/2015 to 12/31/2015	$13.14798	$13.22403	1,531,862
01/01/2016 to 12/31/2016	$13.22403	$13.81477	2,469,176
01/01/2017 to 12/31/2017	$13.81477	$14.59080	5,417,683
01/01/2018 to 12/31/2018	$14.59080	$14.16731	9,309,786
AST Western Asset Emerging Markets Debt Portfolio
08/20/2012* to 12/31/2012	$9.99947	$10.42474	13,747
01/01/2013 to 12/31/2013	$10.42474	$9.51458	31,671
01/01/2014 to 12/31/2014	$9.51458	$9.58076	58,298
01/01/2015 to 12/31/2015	$9.58076	$9.22504	49,794
01/01/2016 to 12/31/2016	$9.22504	$10.13715	52,495
01/01/2017 to 12/31/2017	$10.13715	$11.00812	228,137
01/01/2018 to 12/31/2018	$11.00812	$10.20707	171,241
Invesco V.I. Diversified Dividend Fund - Series I
04/02/2012 to 12/31/2012	$10.20053	$10.83280	119,059
01/01/2013 to 12/31/2013	$10.83280	$14.10256	179,854
01/01/2014 to 12/31/2014	$14.10256	$15.80810	235,186
01/01/2015 to 12/31/2015	$15.80810	$16.02985	262,725
01/01/2016 to 12/31/2016	$16.02985	$18.28497	278,046
01/01/2017 to 12/31/2017	$18.28497	$19.72404	300,747
01/01/2018 to 12/31/2018	$19.72404	$18.11100	256,970
Invesco V.I. Health Care Fund - Series I
formerly,Invesco V.I. Global Health Care Fund - Series I
04/02/2012 to 12/31/2012	$17.86411	$18.97945	105,051
01/01/2013 to 12/31/2013	$18.97945	$26.50075	141,248
01/01/2014 to 12/31/2014	$26.50075	$31.50696	177,897
01/01/2015 to 12/31/2015	$31.50696	$32.29234	177,262
01/01/2016 to 12/31/2016	$32.29234	$28.40589	155,110
01/01/2017 to 12/31/2017	$28.40589	$32.68826	131,582
01/01/2018 to 12/31/2018	$32.68826	$32.76843	128,694

A-9

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Growth Portfolio, Series I
04/27/2012* to 12/31/2012	$10.05020	$9.83336	88,471
01/01/2013 to 12/31/2013	$9.83336	$13.38563	148,359
01/01/2014 to 12/31/2014	$13.38563	$14.36743	127,514
01/01/2015 to 12/31/2015	$14.36743	$14.44624	133,202
01/01/2016 to 12/31/2016	$14.44624	$14.46110	116,451
01/01/2017 to 12/31/2017	$14.46110	$17.59873	121,423
01/01/2018 to 12/31/2018	$17.59873	$16.50761	138,513
Invesco V.I. Technology Fund - Series I
04/02/2012 to 12/31/2012	$7.72644	$6.93655	94,613
01/01/2013 to 12/31/2013	$6.93655	$8.62425	127,602
01/01/2014 to 12/31/2014	$8.62425	$9.51515	115,638
01/01/2015 to 12/31/2015	$9.51515	$10.09754	142,556
01/01/2016 to 12/31/2016	$10.09754	$9.95624	144,780
01/01/2017 to 12/31/2017	$9.95624	$13.36692	176,558
01/01/2018 to 12/31/2018	$13.36692	$13.21924	157,914
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.12674	$9.76934	535,703
01/01/2017 to 12/31/2017	$9.76934	$13.69451	543,952
01/01/2018 to 12/31/2018	$13.69451	$11.19573	533,818
ProFund VP Asia 30
04/02/2012 to 12/31/2012	$21.46761	$21.47350	69,246
01/01/2013 to 12/31/2013	$21.47350	$24.52800	75,828
01/01/2014 to 12/31/2014	$24.52800	$23.98641	68,176
01/01/2015 to 12/31/2015	$23.98641	$21.59539	67,296
01/01/2016 to 12/31/2016	$21.59539	$21.59271	59,498
01/01/2017 to 12/31/2017	$21.59271	$28.50573	85,937
01/01/2018 to 12/31/2018	$28.50573	$23.05329	63,191
ProFund VP Banks
04/02/2012 to 12/31/2012	$5.19208	$5.26866	79,600
01/01/2013 to 12/31/2013	$5.26866	$6.98561	54,459
01/01/2014 to 12/31/2014	$6.98561	$7.66037	151,473
01/01/2015 to 12/31/2015	$7.66037	$7.57757	127,458
01/01/2016 to 12/31/2016	$7.57757	$9.27726	252,087
01/01/2017 to 12/31/2017	$9.27726	$10.86866	218,311
01/01/2018 to 12/31/2018	$10.86866	$8.86511	145,249
ProFund VP Basic Materials
04/02/2012 to 12/31/2012	$17.13962	$16.64861	54,721
01/01/2013 to 12/31/2013	$16.64861	$19.58915	95,961
01/01/2014 to 12/31/2014	$19.58915	$19.79000	64,938
01/01/2015 to 12/31/2015	$19.79000	$16.92405	64,844
01/01/2016 to 12/31/2016	$16.92405	$19.92338	93,929
01/01/2017 to 12/31/2017	$19.92338	$24.33829	94,753
01/01/2018 to 12/31/2018	$24.33829	$19.90968	86,285
ProFund VP Bear
04/02/2012 to 12/31/2012	$5.39555	$5.11497	137,439
01/01/2013 to 12/31/2013	$5.11497	$3.73245	355,838
01/01/2014 to 12/31/2014	$3.73245	$3.17983	231,199
01/01/2015 to 12/31/2015	$3.17983	$3.00362	188,249
01/01/2016 to 12/31/2016	$3.00362	$2.59463	198,391
01/01/2017 to 12/31/2017	$2.59463	$2.11469	180,171
01/01/2018 to 12/31/2018	$2.11469	$2.18613	241,873

A-10

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Biotechnology
04/02/2012 to 12/31/2012	$11.86472	$14.14636	73,076
01/01/2013 to 12/31/2013	$14.14636	$23.67027	107,333
01/01/2014 to 12/31/2014	$23.67027	$30.50694	133,431
01/01/2015 to 12/31/2015	$30.50694	$31.30910	129,864
01/01/2016 to 12/31/2016	$31.30910	$26.29149	106,852
01/01/2017 to 12/31/2017	$26.29149	$32.00915	104,038
01/01/2018 to 12/31/2018	$32.00915	$29.65414	91,069
ProFund VP Bull
04/02/2012 to 12/31/2012	$12.29615	$12.34101	393,941
01/01/2013 to 12/31/2013	$12.34101	$15.90907	397,809
01/01/2014 to 12/31/2014	$15.90907	$17.61835	760,993
01/01/2015 to 12/31/2015	$17.61835	$17.42362	423,471
01/01/2016 to 12/31/2016	$17.42362	$18.98285	355,667
01/01/2017 to 12/31/2017	$18.98285	$22.50760	316,009
01/01/2018 to 12/31/2018	$22.50760	$20.98601	235,267
ProFund VP Consumer Goods Portfolio
04/02/2012 to 12/31/2012	$14.99522	$15.12268	62,051
01/01/2013 to 12/31/2013	$15.12268	$19.29901	60,904
01/01/2014 to 12/31/2014	$19.29901	$21.13436	79,124
01/01/2015 to 12/31/2015	$21.13436	$21.87108	87,237
01/01/2016 to 12/31/2016	$21.87108	$22.49915	68,573
01/01/2017 to 12/31/2017	$22.49915	$25.71839	70,448
01/01/2018 to 12/31/2018	$25.71839	$21.76834	48,713
ProFund VP Consumer Services
04/02/2012 to 12/31/2012	$12.01906	$12.81987	33,687
01/01/2013 to 12/31/2013	$12.81987	$17.81439	92,785
01/01/2014 to 12/31/2014	$17.81439	$19.90402	58,099
01/01/2015 to 12/31/2015	$19.90402	$20.70202	100,543
01/01/2016 to 12/31/2016	$20.70202	$21.42854	58,701
01/01/2017 to 12/31/2017	$21.42854	$25.19995	58,268
01/01/2018 to 12/31/2018	$25.19995	$25.18921	56,716
ProFund VP Europe 30
04/02/2012 to 12/31/2012	$9.67140	$10.31427	183,383
01/01/2013 to 12/31/2013	$10.31427	$12.46427	264,298
01/01/2014 to 12/31/2014	$12.46427	$11.31241	215,221
01/01/2015 to 12/31/2015	$11.31241	$10.01642	198,350
01/01/2016 to 12/31/2016	$10.01642	$10.72862	197,132
01/01/2017 to 12/31/2017	$10.72862	$12.76008	226,655
01/01/2018 to 12/31/2018	$12.76008	$10.88551	144,290
ProFund VP Financials
04/02/2012 to 12/31/2012	$6.78527	$7.00624	114,186
01/01/2013 to 12/31/2013	$7.00624	$9.19359	186,474
01/01/2014 to 12/31/2014	$9.19359	$10.31365	181,847
01/01/2015 to 12/31/2015	$10.31365	$10.09347	195,122
01/01/2016 to 12/31/2016	$10.09347	$11.56425	188,858
01/01/2017 to 12/31/2017	$11.56425	$13.57905	238,851
01/01/2018 to 12/31/2018	$13.57905	$12.08340	177,816
ProFund VP Health Care
04/02/2012 to 12/31/2012	$10.96616	$11.65900	128,314
01/01/2013 to 12/31/2013	$11.65900	$16.18833	207,388
01/01/2014 to 12/31/2014	$16.18833	$19.89460	270,049
01/01/2015 to 12/31/2015	$19.89460	$20.75816	284,139
01/01/2016 to 12/31/2016	$20.75816	$19.78767	224,976
01/01/2017 to 12/31/2017	$19.78767	$23.77169	221,459
01/01/2018 to 12/31/2018	$23.77169	$24.66388	248,807

A-11

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Industrials
04/02/2012 to 12/31/2012	$14.16157	$14.43821	21,050
01/01/2013 to 12/31/2013	$14.43821	$19.82217	50,850
01/01/2014 to 12/31/2014	$19.82217	$20.79174	43,236
01/01/2015 to 12/31/2015	$20.79174	$19.95009	41,542
01/01/2016 to 12/31/2016	$19.95009	$23.29843	63,562
01/01/2017 to 12/31/2017	$23.29843	$28.33174	67,240
01/01/2018 to 12/31/2018	$28.33174	$24.55376	47,391
ProFund VP Internet
04/02/2012 to 12/31/2012	$29.81170	$30.87078	15,792
01/01/2013 to 12/31/2013	$30.87078	$46.52962	27,156
01/01/2014 to 12/31/2014	$46.52962	$46.74583	21,065
01/01/2015 to 12/31/2015	$46.74583	$55.89433	41,075
01/01/2016 to 12/31/2016	$55.89433	$58.60226	24,263
01/01/2017 to 12/31/2017	$58.60226	$79.21173	28,412
01/01/2018 to 12/31/2018	$79.21173	$82.57682	26,649
ProFund VP Japan
04/02/2012 to 12/31/2012	$7.88762	$8.04493	96,223
01/01/2013 to 12/31/2013	$8.04493	$11.84800	121,931
01/01/2014 to 12/31/2014	$11.84800	$12.15075	97,188
01/01/2015 to 12/31/2015	$12.15075	$12.77302	138,612
01/01/2016 to 12/31/2016	$12.77302	$12.74253	95,620
01/01/2017 to 12/31/2017	$12.74253	$14.99587	108,456
01/01/2018 to 12/31/2018	$14.99587	$13.16454	82,224
ProFund VP Large-Cap Growth
04/02/2012 to 12/31/2012	$12.83785	$12.77618	132,986
01/01/2013 to 12/31/2013	$12.77618	$16.58549	222,473
01/01/2014 to 12/31/2014	$16.58549	$18.60783	289,356
01/01/2015 to 12/31/2015	$18.60783	$19.18142	250,498
01/01/2016 to 12/31/2016	$19.18142	$20.01260	202,866
01/01/2017 to 12/31/2017	$20.01260	$24.91135	206,775
01/01/2018 to 12/31/2018	$24.91135	$24.28832	143,270
ProFund VP Large-Cap Value
04/02/2012 to 12/31/2012	$10.87109	$11.03654	162,295
01/01/2013 to 12/31/2013	$11.03654	$14.24242	134,528
01/01/2014 to 12/31/2014	$14.24242	$15.63192	265,861
01/01/2015 to 12/31/2015	$15.63192	$14.79497	194,928
01/01/2016 to 12/31/2016	$14.79497	$16.96711	202,387
01/01/2017 to 12/31/2017	$16.96711	$19.12167	188,929
01/01/2018 to 12/31/2018	$19.12167	$16.97797	152,164
ProFund VP Mid-Cap Growth
04/02/2012 to 12/31/2012	$16.16582	$16.23989	162,542
01/01/2013 to 12/31/2013	$16.23989	$21.05928	174,753
01/01/2014 to 12/31/2014	$21.05928	$22.15511	163,134
01/01/2015 to 12/31/2015	$22.15511	$22.07355	186,057
01/01/2016 to 12/31/2016	$22.07355	$24.75396	164,683
01/01/2017 to 12/31/2017	$24.75396	$29.09543	147,359
01/01/2018 to 12/31/2018	$29.09543	$25.44313	130,102
ProFund VP Mid-Cap Value
04/02/2012 to 12/31/2012	$15.35563	$15.79337	120,789
01/01/2013 to 12/31/2013	$15.79337	$20.73660	193,984
01/01/2014 to 12/31/2014	$20.73660	$22.70025	148,093
01/01/2015 to 12/31/2015	$22.70025	$20.69789	106,849
01/01/2016 to 12/31/2016	$20.69789	$25.56887	170,877
01/01/2017 to 12/31/2017	$25.56887	$28.09773	106,840
01/01/2018 to 12/31/2018	$28.09773	$24.20448	91,879

A-12

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP NASDAQ-100
04/02/2012 to 12/31/2012	$8.44528	$8.00581	237,480
01/01/2013 to 12/31/2013	$8.00581	$10.67982	457,085
01/01/2014 to 12/31/2014	$10.67982	$12.41477	428,820
01/01/2015 to 12/31/2015	$12.41477	$13.25345	419,427
01/01/2016 to 12/31/2016	$13.25345	$13.85955	274,058
01/01/2017 to 12/31/2017	$13.85955	$17.95172	369,355
01/01/2018 to 12/31/2018	$17.95172	$17.50102	261,970
ProFund VP Oil & Gas
04/02/2012 to 12/31/2012	$22.00148	$21.39359	117,969
01/01/2013 to 12/31/2013	$21.39359	$26.37068	142,506
01/01/2014 to 12/31/2014	$26.37068	$23.35223	164,063
01/01/2015 to 12/31/2015	$23.35223	$17.77804	230,957
01/01/2016 to 12/31/2016	$17.77804	$21.93451	227,441
01/01/2017 to 12/31/2017	$21.93451	$21.10051	203,858
01/01/2018 to 12/31/2018	$21.10051	$16.72330	164,099
ProFund VP Pharmaceuticals
04/02/2012 to 12/31/2012	$9.80464	$10.49077	60,941
01/01/2013 to 12/31/2013	$10.49077	$13.71886	55,848
01/01/2014 to 12/31/2014	$13.71886	$16.26831	92,394
01/01/2015 to 12/31/2015	$16.26831	$16.88077	117,398
01/01/2016 to 12/31/2016	$16.88077	$16.14515	68,933
01/01/2017 to 12/31/2017	$16.14515	$17.70185	73,179
01/01/2018 to 12/31/2018	$17.70185	$16.49612	55,865
ProFund VP Precious Metals
04/02/2012 to 12/31/2012	$18.77717	$16.39230	298,418
01/01/2013 to 12/31/2013	$16.39230	$10.10607	326,483
01/01/2014 to 12/31/2014	$10.10607	$7.64416	475,057
01/01/2015 to 12/31/2015	$7.64416	$5.09960	760,919
01/01/2016 to 12/31/2016	$5.09960	$7.89451	574,072
01/01/2017 to 12/31/2017	$7.89451	$8.25733	343,317
01/01/2018 to 12/31/2018	$8.25733	$7.09843	350,023
ProFund VP Real Estate
04/02/2012 to 12/31/2012	$21.26954	$22.34453	61,378
01/01/2013 to 12/31/2013	$22.34453	$22.21991	70,779
01/01/2014 to 12/31/2014	$22.21991	$27.59787	110,898
01/01/2015 to 12/31/2015	$27.59787	$27.50732	101,839
01/01/2016 to 12/31/2016	$27.50732	$28.89304	74,741
01/01/2017 to 12/31/2017	$28.89304	$31.01624	67,000
01/01/2018 to 12/31/2018	$31.01624	$29.05818	54,454
ProFund VP Rising Rates Opportunity
04/02/2012 to 12/31/2012	$2.91642	$2.48861	587,817
01/01/2013 to 12/31/2013	$2.48861	$2.87984	675,015
01/01/2014 to 12/31/2014	$2.87984	$1.99535	1,232,465
01/01/2015 to 12/31/2015	$1.99535	$1.95092	753,860
01/01/2016 to 12/31/2016	$1.95092	$1.83830	551,666
01/01/2017 to 12/31/2017	$1.83830	$1.60891	510,664
01/01/2018 to 12/31/2018	$1.60891	$1.66497	382,978
ProFund VP Semiconductor
04/02/2012 to 12/31/2012	$7.81803	$6.42474	31,526
01/01/2013 to 12/31/2013	$6.42474	$8.51972	20,934
01/01/2014 to 12/31/2014	$8.51972	$11.38706	47,528
01/01/2015 to 12/31/2015	$11.38706	$10.98775	49,386
01/01/2016 to 12/31/2016	$10.98775	$13.94108	69,965
01/01/2017 to 12/31/2017	$13.94108	$18.77522	56,974
01/01/2018 to 12/31/2018	$18.77522	$16.74395	44,338

A-13

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Short Mid-Cap
04/02/2012 to 12/31/2012	$3.94930	$3.66941	100,195
01/01/2013 to 12/31/2013	$3.66941	$2.63579	12,164
01/01/2014 to 12/31/2014	$2.63579	$2.29291	40,123
01/01/2015 to 12/31/2015	$2.29291	$2.23913	24,945
01/01/2016 to 12/31/2016	$2.23913	$1.77543	29,667
01/01/2017 to 12/31/2017	$1.77543	$1.50184	49,318
01/01/2018 to 12/31/2018	$1.50184	$1.65568	39,770
ProFund VP Short NASDAQ-100
04/02/2012 to 12/31/2012	$2.56683	$2.56183	60,242
01/01/2013 to 12/31/2013	$2.56183	$1.79678	76,359
01/01/2014 to 12/31/2014	$1.79678	$1.43903	48,202
01/01/2015 to 12/31/2015	$1.43903	$1.24327	72,141
01/01/2016 to 12/31/2016	$1.24327	$1.11094	181,490
01/01/2017 to 12/31/2017	$1.11094	$0.82512	224,779
01/01/2018 to 12/31/2018	$0.82512	$0.79616	255,381
ProFund VP Short Small-Cap
04/02/2012 to 12/31/2012	$3.82924	$3.56496	322,040
01/01/2013 to 12/31/2013	$3.56496	$2.43499	25,593
01/01/2014 to 12/31/2014	$2.43499	$2.19578	54,092
01/01/2015 to 12/31/2015	$2.19578	$2.16357	46,092
01/01/2016 to 12/31/2016	$2.16357	$1.68537	62,604
01/01/2017 to 12/31/2017	$1.68537	$1.43654	85,866
01/01/2018 to 12/31/2018	$1.43654	$1.57540	68,600
ProFund VP Small-Cap Growth
04/02/2012 to 12/31/2012	$16.94079	$16.92600	95,690
01/01/2013 to 12/31/2013	$16.92600	$23.61368	246,118
01/01/2014 to 12/31/2014	$23.61368	$23.97002	137,811
01/01/2015 to 12/31/2015	$23.97002	$24.09350	168,091
01/01/2016 to 12/31/2016	$24.09350	$28.78066	146,587
01/01/2017 to 12/31/2017	$28.78066	$32.30234	125,794
01/01/2018 to 12/31/2018	$32.30234	$30.24674	89,702
ProFund VP Small-Cap Value
04/02/2012 to 12/31/2012	$13.70346	$13.91615	112,333
01/01/2013 to 12/31/2013	$13.91615	$19.03447	133,615
01/01/2014 to 12/31/2014	$19.03447	$20.01025	104,867
01/01/2015 to 12/31/2015	$20.01025	$18.23453	94,036
01/01/2016 to 12/31/2016	$18.23453	$23.32939	151,586
01/01/2017 to 12/31/2017	$23.32939	$25.42900	105,005
01/01/2018 to 12/31/2018	$25.42900	$21.67162	84,243
ProFund VP Technology
04/02/2012 to 12/31/2012	$7.23746	$6.47042	119,530
01/01/2013 to 12/31/2013	$6.47042	$8.04774	98,883
01/01/2014 to 12/31/2014	$8.04774	$9.44377	151,597
01/01/2015 to 12/31/2015	$9.44377	$9.60780	202,812
01/01/2016 to 12/31/2016	$9.60780	$10.72365	168,876
01/01/2017 to 12/31/2017	$10.72365	$14.40264	177,994
01/01/2018 to 12/31/2018	$14.40264	$13.98012	156,306
ProFund VP Telecommunications
04/02/2012 to 12/31/2012	$5.75266	$6.42939	61,052
01/01/2013 to 12/31/2013	$6.42939	$7.15850	49,347
01/01/2014 to 12/31/2014	$7.15850	$7.15222	66,854
01/01/2015 to 12/31/2015	$7.15222	$7.21387	65,108
01/01/2016 to 12/31/2016	$7.21387	$8.71921	139,094
01/01/2017 to 12/31/2017	$8.71921	$8.47873	126,171
01/01/2018 to 12/31/2018	$8.47873	$7.15106	89,499

A-14

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP U.S. Government Plus
04/02/2012 to 12/31/2012	$19.10723	$21.19966	127,132
01/01/2013 to 12/31/2013	$21.19966	$17.03654	127,113
01/01/2014 to 12/31/2014	$17.03654	$23.08528	199,538
01/01/2015 to 12/31/2015	$23.08528	$21.64137	124,443
01/01/2016 to 12/31/2016	$21.64137	$21.43494	109,120
01/01/2017 to 12/31/2017	$21.43494	$23.31636	112,457
01/01/2018 to 12/31/2018	$23.31636	$21.90777	86,676
ProFund VP UltraBull
04/02/2012 to 12/31/2012	$7.17079	$7.21671	80,003
01/01/2013 to 12/31/2013	$7.21671	$12.04891	217,693
01/01/2014 to 12/31/2014	$12.04891	$14.75247	148,741
01/01/2015 to 12/31/2015	$14.75247	$14.23403	127,196
01/01/2016 to 12/31/2016	$14.23403	$16.77212	93,818
01/01/2017 to 12/31/2017	$16.77212	$23.49834	121,567
01/01/2018 to 12/31/2018	$23.49834	$19.72499	98,008
ProFund VP UltraMid-Cap
04/02/2012 to 12/31/2012	$14.58148	$14.92856	50,522
01/01/2013 to 12/31/2013	$14.92856	$25.30433	82,594
01/01/2014 to 12/31/2014	$25.30433	$28.99706	86,748
01/01/2015 to 12/31/2015	$28.99706	$26.17300	95,014
01/01/2016 to 12/31/2016	$26.17300	$35.86125	103,555
01/01/2017 to 12/31/2017	$35.86125	$45.91039	92,367
01/01/2018 to 12/31/2018	$45.91039	$33.40056	67,228
ProFund VP UltraNASDAQ-100
04/02/2012 to 12/31/2012	$2.00958	$1.79738	1,001,085
01/01/2013 to 12/31/2013	$1.79738	$3.19725	2,805,778
01/01/2014 to 12/31/2014	$3.19725	$4.31486	3,540,961
01/01/2015 to 12/31/2015	$4.31486	$4.86993	3,654,654
01/01/2016 to 12/31/2016	$4.86993	$5.25551	3,100,750
01/01/2017 to 12/31/2017	$5.25551	$8.78935	2,625,821
01/01/2018 to 12/31/2018	$8.78935	$7.89085	2,459,337
ProFund VP UltraSmall-Cap
04/02/2012 to 12/31/2012	$9.54444	$9.59152	85,808
01/01/2013 to 12/31/2013	$9.59152	$17.78702	98,985
01/01/2014 to 12/31/2014	$17.78702	$18.62200	69,753
01/01/2015 to 12/31/2015	$18.62200	$16.10045	88,254
01/01/2016 to 12/31/2016	$16.10045	$22.32907	116,281
01/01/2017 to 12/31/2017	$22.32907	$27.77443	92,610
01/01/2018 to 12/31/2018	$27.77443	$20.15599	70,378
ProFund VP Utilities
04/02/2012 to 12/31/2012	$12.58345	$12.70843	122,282
01/01/2013 to 12/31/2013	$12.70843	$14.30671	139,022
01/01/2014 to 12/31/2014	$14.30671	$17.89278	230,133
01/01/2015 to 12/31/2015	$17.89278	$16.63832	145,740
01/01/2016 to 12/31/2016	$16.63832	$19.02243	166,540
01/01/2017 to 12/31/2017	$19.02243	$20.90980	182,084
01/01/2018 to 12/31/2018	$20.90980	$21.37243	170,466
PSF SP International Growth Portfolio
formerly,Prudential SP International Growth Portfolio
04/02/2012 to 12/31/2012	$13.16589	$13.62951	47,487
01/01/2013 to 12/31/2013	$13.62951	$16.09589	59,473
01/01/2014 to 12/31/2014	$16.09589	$15.07745	59,533
01/01/2015 to 12/31/2015	$15.07745	$15.48379	69,852
01/01/2016 to 12/31/2016	$15.48379	$14.83221	43,276
01/01/2017 to 12/31/2017	$14.83221	$20.01328	55,561
01/01/2018 to 12/31/2018	$20.01328	$17.33526	42,978

A-15

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Wells Fargo VT International Equity Fund - Class 1
04/02/2012 to 12/31/2012	$14.94950	$15.19251	99,237
01/01/2013 to 12/31/2013	$15.19251	$18.10304	111,142
01/01/2014 to 12/31/2014	$18.10304	$17.03214	110,933
01/01/2015 to 12/31/2015	$17.03214	$17.30996	166,509
01/01/2016 to 12/31/2016	$17.30996	$17.75740	147,868
01/01/2017 to 12/31/2017	$17.75740	$22.02768	155,207
01/01/2018 to 12/31/2018	$22.02768	$18.19433	135,358
Wells Fargo VT Omega Growth Fund - Class 1
04/02/2012 to 12/31/2012	$16.83955	$16.74343	118,310
01/01/2013 to 12/31/2013	$16.74343	$23.32445	126,037
01/01/2014 to 12/31/2014	$23.32445	$24.12008	114,255
01/01/2015 to 12/31/2015	$24.12008	$24.35173	106,941
01/01/2016 to 12/31/2016	$24.35173	$24.37925	86,987
01/01/2017 to 12/31/2017	$24.37925	$32.68691	81,122
01/01/2018 to 12/31/2018	$32.68691	$32.64186	80,911
Wells Fargo VT Small Cap Growth Fund - Class 1
04/02/2012 to 12/31/2012	$13.53821	$12.56149	80,840
01/01/2013 to 12/31/2013	$12.56149	$18.78899	81,681
01/01/2014 to 12/31/2014	$18.78899	$18.35443	91,566
01/01/2015 to 12/31/2015	$18.35443	$17.75472	109,834
01/01/2016 to 12/31/2016	$17.75472	$19.06896	106,228
01/01/2017 to 12/31/2017	$19.06896	$23.89723	118,878
01/01/2018 to 12/31/2018	$23.89723	$24.09111	122,945
*Denotes the start date of these sub-accounts

A-16

ASAP III
Prudential Annuities Life Assurance Corporation
Prospectus
ACCUMULATION UNIT VALUES: With HD GRO 60 bps and Combo 5%/HAV 80 bps OR GRO Plus 2008 60 bps and Combo 5%/HAV 80 bps
(2.65%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ACCESS VP High Yield Fund
05/01/2009 to 12/31/2009	$9.84625	$12.10644	0
01/01/2010 to 12/31/2010	$12.10644	$13.71569	0
01/01/2011 to 12/31/2011	$13.71569	$13.71964	0
01/01/2012 to 12/31/2012	$13.71964	$15.24172	0
01/01/2013 to 12/31/2013	$15.24172	$16.32444	0
01/01/2014 to 12/31/2014	$16.32444	$16.26354	0
01/01/2015 to 12/31/2015	$16.26354	$15.85687	0
01/01/2016 to 12/31/2016	$15.85687	$16.82735	0
01/01/2017 to 12/31/2017	$16.82735	$17.16814	0
01/01/2018 to 12/31/2018	$17.16814	$16.60842	0
AST Academic Strategies Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$7.66270	$9.30096	159,301
01/01/2010 to 12/31/2010	$9.30096	$10.13796	212,391
01/01/2011 to 12/31/2011	$10.13796	$9.60734	105,066
01/01/2012 to 12/31/2012	$9.60734	$10.52750	134,457
01/01/2013 to 12/31/2013	$10.52750	$11.27066	66,527
01/01/2014 to 12/31/2014	$11.27066	$11.39098	69,109
01/01/2015 to 12/31/2015	$11.39098	$10.73212	47,914
01/01/2016 to 12/31/2016	$10.73212	$11.11043	28,473
01/01/2017 to 12/31/2017	$11.11043	$12.17815	17,360
01/01/2018 to 12/31/2018	$12.17815	$10.88922	3,982
AST Advanced Strategies Portfolio
05/01/2009 to 12/31/2009	$7.68143	$9.46245	108,658
01/01/2010 to 12/31/2010	$9.46245	$10.47437	131,942
01/01/2011 to 12/31/2011	$10.47437	$10.20875	48,552
01/01/2012 to 12/31/2012	$10.20875	$11.29424	57,706
01/01/2013 to 12/31/2013	$11.29424	$12.81546	25,222
01/01/2014 to 12/31/2014	$12.81546	$13.23787	28,188
01/01/2015 to 12/31/2015	$13.23787	$12.99050	18,223
01/01/2016 to 12/31/2016	$12.99050	$13.54584	5,076
01/01/2017 to 12/31/2017	$13.54584	$15.42017	6,537
01/01/2018 to 12/31/2018	$15.42017	$14.12574	1,853
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99779	$11.55654	0
01/01/2014 to 12/31/2014	$11.55654	$12.73194	0
01/01/2015 to 12/31/2015	$12.73194	$12.60863	0
01/01/2016 to 12/31/2016	$12.60863	$13.58917	0
01/01/2017 to 12/31/2017	$13.58917	$16.15870	0
01/01/2018 to 12/31/2018	$16.15870	$14.44864	0
AST Balanced Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$7.97207	$9.53889	676,115
01/01/2010 to 12/31/2010	$9.53889	$10.42969	803,521
01/01/2011 to 12/31/2011	$10.42969	$10.03042	368,297
01/01/2012 to 12/31/2012	$10.03042	$10.98237	447,452
01/01/2013 to 12/31/2013	$10.98237	$12.57823	326,622
01/01/2014 to 12/31/2014	$12.57823	$13.04346	360,939
01/01/2015 to 12/31/2015	$13.04346	$12.75826	265,506
01/01/2016 to 12/31/2016	$12.75826	$13.20323	215,387
01/01/2017 to 12/31/2017	$13.20323	$14.77042	214,914
01/01/2018 to 12/31/2018	$14.77042	$13.66744	122,984

A-17

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99779	$9.10428	6,280
01/01/2012 to 12/31/2012	$9.10428	$9.91691	23,922
01/01/2013 to 12/31/2013	$9.91691	$10.70194	18,253
01/01/2014 to 12/31/2014	$10.70194	$10.92829	8,630
01/01/2015 to 12/31/2015	$10.92829	$10.31939	9,739
01/01/2016 to 12/31/2016	$10.31939	$10.74584	2,606
01/01/2017 to 12/31/2017	$10.74584	$11.78131	3,924
01/01/2018 to 12/31/2018	$11.78131	$10.86203	712
AST BlackRock Low Duration Bond Portfolio
05/01/2009 to 12/31/2009	$10.59060	$11.06876	27,342
01/01/2010 to 12/31/2010	$11.06876	$11.19562	33,522
01/01/2011 to 12/31/2011	$11.19562	$11.14460	14,026
01/01/2012 to 12/31/2012	$11.14460	$11.35821	8,601
01/01/2013 to 12/31/2013	$11.35821	$10.81693	4,268
01/01/2014 to 12/31/2014	$10.81693	$10.52015	2,997
01/01/2015 to 12/31/2015	$10.52015	$10.29075	2,287
01/01/2016 to 12/31/2016	$10.29075	$10.18269	853
01/01/2017 to 12/31/2017	$10.18269	$10.08240	2,027
01/01/2018 to 12/31/2018	$10.08240	$9.88682	318
AST BlackRock/Loomis Sayles Bond Portfolio
05/01/2009 to 12/31/2009	$10.49029	$11.56672	100,899
01/01/2010 to 12/31/2010	$11.56672	$12.12932	259,444
01/01/2011 to 12/31/2011	$12.12932	$12.18375	94,206
01/01/2012 to 12/31/2012	$12.18375	$12.96596	96,756
01/01/2013 to 12/31/2013	$12.96596	$12.39041	59,772
01/01/2014 to 12/31/2014	$12.39041	$12.57245	59,859
01/01/2015 to 12/31/2015	$12.57245	$11.98120	34,602
01/01/2016 to 12/31/2016	$11.98120	$12.15770	27,891
01/01/2017 to 12/31/2017	$12.15770	$12.35273	31,329
01/01/2018 to 12/31/2018	$12.35273	$11.94430	13,139
AST Bond Portfolio 2018
05/01/2009 to 12/31/2009	$9.92247	$9.63645	0
01/01/2010 to 12/31/2010	$9.63645	$10.43045	0
01/01/2011 to 12/31/2011	$10.43045	$11.53357	794,107
01/01/2012 to 12/31/2012	$11.53357	$11.86926	526,285
01/01/2013 to 12/31/2013	$11.86926	$11.19155	279,656
01/01/2014 to 12/31/2014	$11.19155	$11.18494	103,650
01/01/2015 to 12/31/2015	$11.18494	$10.97684	46,085
01/01/2016 to 12/31/2016	$10.97684	$10.85855	39,498
01/01/2017 to 12/31/2017	$10.85855	$10.64685	129,563
01/01/2018 to 12/31/2018	$10.64685	$10.44186	0
AST Bond Portfolio 2019
05/01/2009 to 12/31/2009	$9.90525	$9.53758	0
01/01/2010 to 12/31/2010	$9.53758	$10.33978	6,929
01/01/2011 to 12/31/2011	$10.33978	$11.67421	0
01/01/2012 to 12/31/2012	$11.67421	$12.03026	305,082
01/01/2013 to 12/31/2013	$12.03026	$11.14560	288,796
01/01/2014 to 12/31/2014	$11.14560	$11.31294	135,552
01/01/2015 to 12/31/2015	$11.31294	$11.13110	95,794
01/01/2016 to 12/31/2016	$11.13110	$10.99356	92,715
01/01/2017 to 12/31/2017	$10.99356	$10.78420	91,200
01/01/2018 to 12/31/2018	$10.78420	$10.55618	200,218

A-18

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2020
05/01/2009 to 12/31/2009	$9.88396	$9.21385	0
01/01/2010 to 12/31/2010	$9.21385	$10.03213	100,282
01/01/2011 to 12/31/2011	$10.03213	$11.59086	8,944
01/01/2012 to 12/31/2012	$11.59086	$11.99630	7,256
01/01/2013 to 12/31/2013	$11.99630	$10.91742	685,862
01/01/2014 to 12/31/2014	$10.91742	$11.28268	352,471
01/01/2015 to 12/31/2015	$11.28268	$11.15140	403,648
01/01/2016 to 12/31/2016	$11.15140	$11.06894	348,328
01/01/2017 to 12/31/2017	$11.06894	$10.87183	139,509
01/01/2018 to 12/31/2018	$10.87183	$10.61314	138,038
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99706	$10.91308	64,449
01/01/2011 to 12/31/2011	$10.91308	$12.78135	706,219
01/01/2012 to 12/31/2012	$12.78135	$13.28736	323,557
01/01/2013 to 12/31/2013	$13.28736	$12.02971	15,261
01/01/2014 to 12/31/2014	$12.02971	$12.61048	444,243
01/01/2015 to 12/31/2015	$12.61048	$12.49526	557,426
01/01/2016 to 12/31/2016	$12.49526	$12.41229	489,067
01/01/2017 to 12/31/2017	$12.41229	$12.27525	307,363
01/01/2018 to 12/31/2018	$12.27525	$11.95626	269,958
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99779	$11.91683	329,141
01/01/2012 to 12/31/2012	$11.91683	$12.27885	414,448
01/01/2013 to 12/31/2013	$12.27885	$10.78850	45,625
01/01/2014 to 12/31/2014	$10.78850	$11.59161	42,773
01/01/2015 to 12/31/2015	$11.59161	$11.52098	183,525
01/01/2016 to 12/31/2016	$11.52098	$11.42126	187,600
01/01/2017 to 12/31/2017	$11.42126	$11.29385	152,536
01/01/2018 to 12/31/2018	$11.29385	$10.97682	122,280
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99707	$10.30890	155,312
01/01/2013 to 12/31/2013	$10.30890	$9.01217	1,001,752
01/01/2014 to 12/31/2014	$9.01217	$9.88053	492,219
01/01/2015 to 12/31/2015	$9.88053	$9.87923	80,752
01/01/2016 to 12/31/2016	$9.87923	$9.80184	116,312
01/01/2017 to 12/31/2017	$9.80184	$9.70455	67,958
01/01/2018 to 12/31/2018	$9.70455	$9.42113	66,791
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99853	$8.67375	405,665
01/01/2014 to 12/31/2014	$8.67375	$9.67604	251,870
01/01/2015 to 12/31/2015	$9.67604	$9.68723	11,220
01/01/2016 to 12/31/2016	$9.68723	$9.61091	2,402
01/01/2017 to 12/31/2017	$9.61091	$9.51434	285,129
01/01/2018 to 12/31/2018	$9.51434	$9.20120	354,679
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99853	$11.20509	52,018
01/01/2015 to 12/31/2015	$11.20509	$11.12625	616,068
01/01/2016 to 12/31/2016	$11.12625	$11.09981	20,400
01/01/2017 to 12/31/2017	$11.09981	$11.00416	4,794
01/01/2018 to 12/31/2018	$11.00416	$10.63230	152,354
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99853	$9.85185	197,716
01/01/2016 to 12/31/2016	$9.85185	$9.79057	609,579
01/01/2017 to 12/31/2017	$9.79057	$9.76249	371,735
01/01/2018 to 12/31/2018	$9.76249	$9.40361	370,354

A-19

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99707	$9.79419	472,773
01/01/2017 to 12/31/2017	$9.79419	$9.79143	377,625
01/01/2018 to 12/31/2018	$9.79143	$9.41066	260,667
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99706	$9.94987	5,739
01/01/2018 to 12/31/2018	$9.94987	$9.48576	28,544
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99706	$9.57789	16,223
AST Capital Growth Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$7.47791	$9.13340	708,219
01/01/2010 to 12/31/2010	$9.13340	$10.08079	749,579
01/01/2011 to 12/31/2011	$10.08079	$9.57590	281,330
01/01/2012 to 12/31/2012	$9.57590	$10.60110	358,749
01/01/2013 to 12/31/2013	$10.60110	$12.66095	307,488
01/01/2014 to 12/31/2014	$12.66095	$13.18758	309,371
01/01/2015 to 12/31/2015	$13.18758	$12.90656	223,785
01/01/2016 to 12/31/2016	$12.90656	$13.42429	190,478
01/01/2017 to 12/31/2017	$13.42429	$15.40780	227,152
01/01/2018 to 12/31/2018	$15.40780	$14.06462	88,137
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99779	$11.56161	0
01/01/2014 to 12/31/2014	$11.56161	$12.78708	109
01/01/2015 to 12/31/2015	$12.78708	$12.00361	60
01/01/2016 to 12/31/2016	$12.00361	$13.42687	6,961
01/01/2017 to 12/31/2017	$13.42687	$15.47778	4,467
01/01/2018 to 12/31/2018	$15.47778	$14.34747	2,554
AST Cohen & Steers Realty Portfolio
05/01/2009 to 12/31/2009	$6.67724	$10.03793	39,209
01/01/2010 to 12/31/2010	$10.03793	$12.57604	51,647
01/01/2011 to 12/31/2011	$12.57604	$13.05025	12,690
01/01/2012 to 12/31/2012	$13.05025	$14.65360	15,675
01/01/2013 to 12/31/2013	$14.65360	$14.71225	10,375
01/01/2014 to 12/31/2014	$14.71225	$18.75029	11,401
01/01/2015 to 12/31/2015	$18.75029	$19.13773	10,065
01/01/2016 to 12/31/2016	$19.13773	$19.52915	6,021
01/01/2017 to 12/31/2017	$19.52915	$20.20052	5,250
01/01/2018 to 12/31/2018	$20.20052	$18.72723	2,722
AST Fidelity Institutional AM® Quantitative Portfolio
formerly,AST FI Pyramis® Quantitative Portfolio
05/01/2009 to 12/31/2009	$6.97178	$8.52775	137,785
01/01/2010 to 12/31/2010	$8.52775	$9.49433	188,595
01/01/2011 to 12/31/2011	$9.49433	$9.10412	91,985
01/01/2012 to 12/31/2012	$9.10412	$9.80498	102,678
01/01/2013 to 12/31/2013	$9.80498	$10.95414	41,823
01/01/2014 to 12/31/2014	$10.95414	$10.99993	53,089
01/01/2015 to 12/31/2015	$10.99993	$10.81453	34,729
01/01/2016 to 12/31/2016	$10.81453	$10.97648	18,268
01/01/2017 to 12/31/2017	$10.97648	$12.44675	22,075
01/01/2018 to 12/31/2018	$12.44675	$11.17679	7,963

A-20

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Global Real Estate Portfolio
05/01/2009 to 12/31/2009	$5.68478	$8.00312	45,530
01/01/2010 to 12/31/2010	$8.00312	$9.36504	52,578
01/01/2011 to 12/31/2011	$9.36504	$8.65780	13,704
01/01/2012 to 12/31/2012	$8.65780	$10.68709	16,463
01/01/2013 to 12/31/2013	$10.68709	$10.85615	8,942
01/01/2014 to 12/31/2014	$10.85615	$12.04000	10,387
01/01/2015 to 12/31/2015	$12.04000	$11.71043	7,446
01/01/2016 to 12/31/2016	$11.71043	$11.50305	2,198
01/01/2017 to 12/31/2017	$11.50305	$12.41820	2,063
01/01/2018 to 12/31/2018	$12.41820	$11.51801	353
AST Goldman Sachs Large-Cap Value Portfolio
05/01/2009 to 12/31/2009	$6.63575	$7.96720	6,997
01/01/2010 to 12/31/2010	$7.96720	$8.75569	13,269
01/01/2011 to 12/31/2011	$8.75569	$8.05360	4,169
01/01/2012 to 12/31/2012	$8.05360	$9.38170	4,513
01/01/2013 to 12/31/2013	$9.38170	$12.19671	2,530
01/01/2014 to 12/31/2014	$12.19671	$13.43280	6,298
01/01/2015 to 12/31/2015	$13.43280	$12.47249	10,989
01/01/2016 to 12/31/2016	$12.47249	$13.54419	7,181
01/01/2017 to 12/31/2017	$13.54419	$14.47156	5,500
01/01/2018 to 12/31/2018	$14.47156	$12.88470	2,231
AST Goldman Sachs Mid-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$8.32384	$11.11365	17,908
01/01/2010 to 12/31/2010	$11.11365	$12.96425	39,965
01/01/2011 to 12/31/2011	$12.96425	$12.24544	10,818
01/01/2012 to 12/31/2012	$12.24544	$14.25851	13,842
01/01/2013 to 12/31/2013	$14.25851	$18.34920	17,574
01/01/2014 to 12/31/2014	$18.34920	$19.92208	17,554
01/01/2015 to 12/31/2015	$19.92208	$18.29144	14,778
01/01/2016 to 12/31/2016	$18.29144	$18.10069	12,109
01/01/2017 to 12/31/2017	$18.10069	$22.39656	7,815
01/01/2018 to 12/31/2018	$22.39656	$20.85164	6,184
AST Goldman Sachs Multi-Asset Portfolio
05/01/2009 to 12/31/2009	$7.63959	$9.00197	91,733
01/01/2010 to 12/31/2010	$9.00197	$9.77984	111,962
01/01/2011 to 12/31/2011	$9.77984	$9.47291	37,760
01/01/2012 to 12/31/2012	$9.47291	$10.15559	41,636
01/01/2013 to 12/31/2013	$10.15559	$10.85741	29,512
01/01/2014 to 12/31/2014	$10.85741	$10.99681	19,617
01/01/2015 to 12/31/2015	$10.99681	$10.60805	15,694
01/01/2016 to 12/31/2016	$10.60805	$10.87050	4,240
01/01/2017 to 12/31/2017	$10.87050	$11.88329	4,803
01/01/2018 to 12/31/2018	$11.88329	$10.75022	2,047
AST Goldman Sachs Small-Cap Value Portfolio
05/01/2009 to 12/31/2009	$7.62162	$9.73159	7,376
01/01/2010 to 12/31/2010	$9.73159	$12.00975	32,918
01/01/2011 to 12/31/2011	$12.00975	$11.84432	10,130
01/01/2012 to 12/31/2012	$11.84432	$13.33909	12,406
01/01/2013 to 12/31/2013	$13.33909	$18.02596	9,636
01/01/2014 to 12/31/2014	$18.02596	$18.81140	8,718
01/01/2015 to 12/31/2015	$18.81140	$17.30670	5,653
01/01/2016 to 12/31/2016	$17.30670	$20.94566	4,784
01/01/2017 to 12/31/2017	$20.94566	$22.87762	5,637
01/01/2018 to 12/31/2018	$22.87762	$19.13594	6,248

A-21

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Government Money Market Portfolio
05/01/2009 to 12/31/2009	$10.31914	$10.14193	186,292
01/01/2010 to 12/31/2010	$10.14193	$9.87566	56,299
01/01/2011 to 12/31/2011	$9.87566	$9.61656	49,295
01/01/2012 to 12/31/2012	$9.61656	$9.36198	40,412
01/01/2013 to 12/31/2013	$9.36198	$9.11388	11,715
01/01/2014 to 12/31/2014	$9.11388	$8.87231	8,866
01/01/2015 to 12/31/2015	$8.87231	$8.63713	3,453
01/01/2016 to 12/31/2016	$8.63713	$8.40890	1,448
01/01/2017 to 12/31/2017	$8.40890	$8.21443	1,342
01/01/2018 to 12/31/2018	$8.21443	$8.09956	1,049
AST High Yield Portfolio
05/01/2009 to 12/31/2009	$8.05163	$10.02053	34,468
01/01/2010 to 12/31/2010	$10.02053	$11.07190	56,851
01/01/2011 to 12/31/2011	$11.07190	$11.12104	18,231
01/01/2012 to 12/31/2012	$11.12104	$12.32797	31,773
01/01/2013 to 12/31/2013	$12.32797	$12.86318	11,852
01/01/2014 to 12/31/2014	$12.86318	$12.84256	18,616
01/01/2015 to 12/31/2015	$12.84256	$12.05668	10,600
01/01/2016 to 12/31/2016	$12.05668	$13.54509	7,515
01/01/2017 to 12/31/2017	$13.54509	$14.17238	9,328
01/01/2018 to 12/31/2018	$14.17238	$13.52072	5,117
AST Hotchkis & Wiley Large-Cap Value Portfolio
05/01/2009 to 12/31/2009	$5.98994	$7.54954	12,659
01/01/2010 to 12/31/2010	$7.54954	$8.31669	4,760
01/01/2011 to 12/31/2011	$8.31669	$7.75798	3,241
01/01/2012 to 12/31/2012	$7.75798	$8.82726	12,829
01/01/2013 to 12/31/2013	$8.82726	$12.01890	34,651
01/01/2014 to 12/31/2014	$12.01890	$13.30894	26,370
01/01/2015 to 12/31/2015	$13.30894	$11.94096	11,313
01/01/2016 to 12/31/2016	$11.94096	$13.93711	3,272
01/01/2017 to 12/31/2017	$13.93711	$16.17314	4,542
01/01/2018 to 12/31/2018	$16.17314	$13.51420	5,360
AST International Growth Portfolio
05/01/2009 to 12/31/2009	$7.47915	$9.74679	27,547
01/01/2010 to 12/31/2010	$9.74679	$10.86433	42,682
01/01/2011 to 12/31/2011	$10.86433	$9.20971	14,523
01/01/2012 to 12/31/2012	$9.20971	$10.79114	13,807
01/01/2013 to 12/31/2013	$10.79114	$12.50726	28,143
01/01/2014 to 12/31/2014	$12.50726	$11.50304	24,466
01/01/2015 to 12/31/2015	$11.50304	$11.55074	5,355
01/01/2016 to 12/31/2016	$11.55074	$10.82055	3,691
01/01/2017 to 12/31/2017	$10.82055	$14.26668	4,450
01/01/2018 to 12/31/2018	$14.26668	$12.03521	2,354
AST International Value Portfolio
05/01/2009 to 12/31/2009	$8.11038	$10.46155	44,606
01/01/2010 to 12/31/2010	$10.46155	$11.31318	49,149
01/01/2011 to 12/31/2011	$11.31318	$9.63147	11,615
01/01/2012 to 12/31/2012	$9.63147	$10.93943	25,404
01/01/2013 to 12/31/2013	$10.93943	$12.72279	12,457
01/01/2014 to 12/31/2014	$12.72279	$11.55530	6,767
01/01/2015 to 12/31/2015	$11.55530	$11.34104	7,158
01/01/2016 to 12/31/2016	$11.34104	$11.10522	3,877
01/01/2017 to 12/31/2017	$11.10522	$13.27831	4,072
01/01/2018 to 12/31/2018	$13.27831	$10.83881	1,306

A-22

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan Global Thematic Portfolio
05/01/2009 to 12/31/2009	$6.96743	$8.46513	147,100
01/01/2010 to 12/31/2010	$8.46513	$9.37955	204,130
01/01/2011 to 12/31/2011	$9.37955	$9.07934	79,044
01/01/2012 to 12/31/2012	$9.07934	$10.03896	86,248
01/01/2013 to 12/31/2013	$10.03896	$11.36421	52,088
01/01/2014 to 12/31/2014	$11.36421	$11.76723	71,138
01/01/2015 to 12/31/2015	$11.76723	$11.33538	46,627
01/01/2016 to 12/31/2016	$11.33538	$11.61143	25,632
01/01/2017 to 12/31/2017	$11.61143	$13.22136	21,926
01/01/2018 to 12/31/2018	$13.22136	$11.92035	7,024
AST J.P. Morgan International Equity Portfolio
05/01/2009 to 12/31/2009	$7.59822	$10.15489	9,545
01/01/2010 to 12/31/2010	$10.15489	$10.59475	37,715
01/01/2011 to 12/31/2011	$10.59475	$9.37053	12,895
01/01/2012 to 12/31/2012	$9.37053	$11.12040	15,160
01/01/2013 to 12/31/2013	$11.12040	$12.48870	9,996
01/01/2014 to 12/31/2014	$12.48870	$11.38377	11,150
01/01/2015 to 12/31/2015	$11.38377	$10.77225	5,676
01/01/2016 to 12/31/2016	$10.77225	$10.69008	2,859
01/01/2017 to 12/31/2017	$10.69008	$13.49167	2,811
01/01/2018 to 12/31/2018	$13.49167	$10.83795	7,602
AST J.P. Morgan Strategic Opportunities Portfolio
05/01/2009 to 12/31/2009	$9.34618	$10.77493	81,132
01/01/2010 to 12/31/2010	$10.77493	$11.25727	55,706
01/01/2011 to 12/31/2011	$11.25727	$10.98501	32,627
01/01/2012 to 12/31/2012	$10.98501	$11.83978	45,485
01/01/2013 to 12/31/2013	$11.83978	$12.79771	26,599
01/01/2014 to 12/31/2014	$12.79771	$13.13745	28,919
01/01/2015 to 12/31/2015	$13.13745	$12.76605	20,294
01/01/2016 to 12/31/2016	$12.76605	$12.90558	17,992
01/01/2017 to 12/31/2017	$12.90558	$14.09020	10,757
01/01/2018 to 12/31/2018	$14.09020	$13.01165	3,350
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08318	$10.27678	0
01/01/2010 to 12/31/2010	$10.27678	$11.13674	5,980
01/01/2011 to 12/31/2011	$11.13674	$10.91390	1,722
01/01/2012 to 12/31/2012	$10.91390	$12.23773	2,198
01/01/2013 to 12/31/2013	$12.23773	$16.26131	777
01/01/2014 to 12/31/2014	$16.26131	$17.33496	3,190
01/01/2015 to 12/31/2015	$17.33496	$18.67019	2,334
01/01/2016 to 12/31/2016	$18.67019	$17.91035	838
01/01/2017 to 12/31/2017	$17.91035	$23.68491	2,053
01/01/2018 to 12/31/2018	$23.68491	$22.68224	637
AST Loomis Sayles Large-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$6.91472	$8.75100	37,494
01/01/2010 to 12/31/2010	$8.75100	$10.20198	63,578
01/01/2011 to 12/31/2011	$10.20198	$9.84132	22,561
01/01/2012 to 12/31/2012	$9.84132	$10.75523	21,520
01/01/2013 to 12/31/2013	$10.75523	$14.30364	4,048
01/01/2014 to 12/31/2014	$14.30364	$15.39934	11,540
01/01/2015 to 12/31/2015	$15.39934	$16.50120	7,022
01/01/2016 to 12/31/2016	$16.50120	$16.96076	6,056
01/01/2017 to 12/31/2017	$16.96076	$21.96017	6,166
01/01/2018 to 12/31/2018	$21.96017	$20.80046	2,911

A-23

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Global Equity Portfolio
05/01/2009 to 12/31/2009	$8.33372	$11.01460	6,858
01/01/2010 to 12/31/2010	$11.01460	$12.01462	12,938
01/01/2011 to 12/31/2011	$12.01462	$11.33026	5,269
01/01/2012 to 12/31/2012	$11.33026	$13.57495	3,362
01/01/2013 to 12/31/2013	$13.57495	$16.86726	2,723
01/01/2014 to 12/31/2014	$16.86726	$17.01638	2,686
01/01/2015 to 12/31/2015	$17.01638	$16.32267	7,087
01/01/2016 to 12/31/2016	$16.32267	$17.02128	4,698
01/01/2017 to 12/31/2017	$17.02128	$20.52220	4,191
01/01/2018 to 12/31/2018	$20.52220	$18.06696	3,182
AST MFS Growth Portfolio
05/01/2009 to 12/31/2009	$7.93422	$9.57631	7,736
01/01/2010 to 12/31/2010	$9.57631	$10.51457	8,723
01/01/2011 to 12/31/2011	$10.51457	$10.17560	3,745
01/01/2012 to 12/31/2012	$10.17560	$11.59783	12,102
01/01/2013 to 12/31/2013	$11.59783	$15.43518	16,542
01/01/2014 to 12/31/2014	$15.43518	$16.33491	14,230
01/01/2015 to 12/31/2015	$16.33491	$17.05167	2,029
01/01/2016 to 12/31/2016	$17.05167	$16.91817	934
01/01/2017 to 12/31/2017	$16.91817	$21.52919	1,385
01/01/2018 to 12/31/2018	$21.52919	$21.40599	375
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99780	$10.15815	0
01/01/2013 to 12/31/2013	$10.15815	$13.30115	0
01/01/2014 to 12/31/2014	$13.30115	$14.27186	0
01/01/2015 to 12/31/2015	$14.27186	$13.79315	7,799
01/01/2016 to 12/31/2016	$13.79315	$15.23403	6,154
01/01/2017 to 12/31/2017	$15.23403	$17.40332	3,319
01/01/2018 to 12/31/2018	$17.40332	$15.22009	151
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
05/01/2009 to 12/31/2009	$6.66946	$8.99449	13,800
01/01/2010 to 12/31/2010	$8.99449	$10.80842	36,557
01/01/2011 to 12/31/2011	$10.80842	$10.26100	11,055
01/01/2012 to 12/31/2012	$10.26100	$11.69951	14,944
01/01/2013 to 12/31/2013	$11.69951	$16.17424	7,481
01/01/2014 to 12/31/2014	$16.17424	$17.98951	9,475
01/01/2015 to 12/31/2015	$17.98951	$16.52548	4,991
01/01/2016 to 12/31/2016	$16.52548	$19.02161	3,171
01/01/2017 to 12/31/2017	$19.02161	$21.07256	2,861
01/01/2018 to 12/31/2018	$21.07256	$17.13819	3,683
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99780	$10.25246	10,230
01/01/2013 to 12/31/2013	$10.25246	$11.86864	7,334
01/01/2014 to 12/31/2014	$11.86864	$12.14784	7,401
01/01/2015 to 12/31/2015	$12.14784	$11.67915	5,389
01/01/2016 to 12/31/2016	$11.67915	$11.86182	4,205
01/01/2017 to 12/31/2017	$11.86182	$13.45301	5,197
01/01/2018 to 12/31/2018	$13.45301	$12.01091	2,305

A-24

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Parametric Emerging Markets Equity Portfolio
05/01/2009 to 12/31/2009	$6.13568	$8.99348	15,797
01/01/2010 to 12/31/2010	$8.99348	$10.70514	34,990
01/01/2011 to 12/31/2011	$10.70514	$8.30910	11,571
01/01/2012 to 12/31/2012	$8.30910	$9.53876	15,406
01/01/2013 to 12/31/2013	$9.53876	$9.30664	3,091
01/01/2014 to 12/31/2014	$9.30664	$8.63575	8,003
01/01/2015 to 12/31/2015	$8.63575	$7.00055	8,802
01/01/2016 to 12/31/2016	$7.00055	$7.65794	3,957
01/01/2017 to 12/31/2017	$7.65794	$9.42210	3,474
01/01/2018 to 12/31/2018	$9.42210	$7.88276	7,523
AST Preservation Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$8.85637	$10.21746	159,770
01/01/2010 to 12/31/2010	$10.21746	$10.99832	172,519
01/01/2011 to 12/31/2011	$10.99832	$10.81406	76,467
01/01/2012 to 12/31/2012	$10.81406	$11.61910	85,882
01/01/2013 to 12/31/2013	$11.61910	$12.35322	28,140
01/01/2014 to 12/31/2014	$12.35322	$12.72038	44,324
01/01/2015 to 12/31/2015	$12.72038	$12.40101	24,783
01/01/2016 to 12/31/2016	$12.40101	$12.74020	15,124
01/01/2017 to 12/31/2017	$12.74020	$13.65999	18,272
01/01/2018 to 12/31/2018	$13.65999	$12.91841	6,777
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01771	$10.05292	0
01/01/2012 to 12/31/2012	$10.05292	$10.48178	623
01/01/2013 to 12/31/2013	$10.48178	$9.96795	925
01/01/2014 to 12/31/2014	$9.96795	$10.29191	2,813
01/01/2015 to 12/31/2015	$10.29191	$9.99230	2,701
01/01/2016 to 12/31/2016	$9.99230	$10.13767	4,190
01/01/2017 to 12/31/2017	$10.13767	$10.42943	4,138
01/01/2018 to 12/31/2018	$10.42943	$10.06905	1,392
AST Prudential Growth Allocation Portfolio
05/01/2009 to 12/31/2009	$6.58223	$7.98180	350,219
01/01/2010 to 12/31/2010	$7.98180	$9.24834	333,228
01/01/2011 to 12/31/2011	$9.24834	$8.44414	126,388
01/01/2012 to 12/31/2012	$8.44414	$9.28208	162,969
01/01/2013 to 12/31/2013	$9.28208	$10.57462	77,591
01/01/2014 to 12/31/2014	$10.57462	$11.24123	76,565
01/01/2015 to 12/31/2015	$11.24123	$10.87624	94,663
01/01/2016 to 12/31/2016	$10.87624	$11.65761	51,733
01/01/2017 to 12/31/2017	$11.65761	$13.17643	85,245
01/01/2018 to 12/31/2018	$13.17643	$11.85114	18,712
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99779	$11.59582	0
01/01/2014 to 12/31/2014	$11.59582	$13.00911	0
01/01/2015 to 12/31/2015	$13.00911	$12.85986	0
01/01/2016 to 12/31/2016	$12.85986	$13.87907	783
01/01/2017 to 12/31/2017	$13.87907	$16.40574	694
01/01/2018 to 12/31/2018	$16.40574	$14.82650	694

A-25

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST QMA US Equity Alpha Portfolio
05/01/2009 to 12/31/2009	$6.27909	$7.94826	440
01/01/2010 to 12/31/2010	$7.94826	$8.90228	3,799
01/01/2011 to 12/31/2011	$8.90228	$8.96646	1,298
01/01/2012 to 12/31/2012	$8.96646	$10.36979	2,513
01/01/2013 to 12/31/2013	$10.36979	$13.36883	1,248
01/01/2014 to 12/31/2014	$13.36883	$15.25490	2,992
01/01/2015 to 12/31/2015	$15.25490	$15.30800	2,014
01/01/2016 to 12/31/2016	$15.30800	$17.11590	912
01/01/2017 to 12/31/2017	$17.11590	$20.37152	674
01/01/2018 to 12/31/2018	$20.37152	$18.19932	206
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99779	$8.83900	0
01/01/2012 to 12/31/2012	$8.83900	$9.73657	0
01/01/2013 to 12/31/2013	$9.73657	$11.60165	0
01/01/2014 to 12/31/2014	$11.60165	$12.02837	0
01/01/2015 to 12/31/2015	$12.02837	$11.72728	0
01/01/2016 to 12/31/2016	$11.72728	$12.13909	0
01/01/2017 to 12/31/2017	$12.13909	$13.96800	0
01/01/2018 to 12/31/2018	$13.96800	$12.70828	0
AST RCM World Trends Portfolio
05/01/2009 to 12/31/2009	$7.17191	$8.49370	138,328
01/01/2010 to 12/31/2010	$8.49370	$9.25415	113,621
01/01/2011 to 12/31/2011	$9.25415	$8.84571	45,096
01/01/2012 to 12/31/2012	$8.84571	$9.49637	48,074
01/01/2013 to 12/31/2013	$9.49637	$10.39472	22,804
01/01/2014 to 12/31/2014	$10.39472	$10.63926	35,167
01/01/2015 to 12/31/2015	$10.63926	$10.34018	20,596
01/01/2016 to 12/31/2016	$10.34018	$10.55147	15,543
01/01/2017 to 12/31/2017	$10.55147	$11.94013	16,202
01/01/2018 to 12/31/2018	$11.94013	$10.70343	6,295
AST Small-Cap Growth Opportunities Portfolio
05/01/2009 to 12/31/2009	$7.01434	$9.08857	19,394
01/01/2010 to 12/31/2010	$9.08857	$11.72754	35,005
01/01/2011 to 12/31/2011	$11.72754	$9.92006	19,569
01/01/2012 to 12/31/2012	$9.92006	$11.59520	17,162
01/01/2013 to 12/31/2013	$11.59520	$15.89484	14,881
01/01/2014 to 12/31/2014	$15.89484	$16.23810	15,001
01/01/2015 to 12/31/2015	$16.23810	$16.01880	5,061
01/01/2016 to 12/31/2016	$16.01880	$16.79606	2,415
01/01/2017 to 12/31/2017	$16.79606	$20.88035	1,601
01/01/2018 to 12/31/2018	$20.88035	$18.11988	409
AST Small-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$7.46346	$9.75581	4,989
01/01/2010 to 12/31/2010	$9.75581	$12.95635	8,672
01/01/2011 to 12/31/2011	$12.95635	$12.49008	3,795
01/01/2012 to 12/31/2012	$12.49008	$13.63906	9,240
01/01/2013 to 12/31/2013	$13.63906	$17.94803	10,329
01/01/2014 to 12/31/2014	$17.94803	$18.13954	9,004
01/01/2015 to 12/31/2015	$18.13954	$17.79751	6,659
01/01/2016 to 12/31/2016	$17.79751	$19.41953	5,436
01/01/2017 to 12/31/2017	$19.41953	$23.42807	3,755
01/01/2018 to 12/31/2018	$23.42807	$20.88714	5,088

A-26

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Value Portfolio
05/01/2009 to 12/31/2009	$7.42089	$9.58927	57,584
01/01/2010 to 12/31/2010	$9.58927	$11.76195	57,699
01/01/2011 to 12/31/2011	$11.76195	$10.76637	18,951
01/01/2012 to 12/31/2012	$10.76637	$12.38397	25,564
01/01/2013 to 12/31/2013	$12.38397	$16.56507	26,533
01/01/2014 to 12/31/2014	$16.56507	$16.97573	21,303
01/01/2015 to 12/31/2015	$16.97573	$15.81362	9,112
01/01/2016 to 12/31/2016	$15.81362	$19.89168	6,621
01/01/2017 to 12/31/2017	$19.89168	$20.78882	4,728
01/01/2018 to 12/31/2018	$20.78882	$16.77946	2,542
AST T. Rowe Price Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$8.41368	$10.13977	110,706
01/01/2010 to 12/31/2010	$10.13977	$11.00983	148,995
01/01/2011 to 12/31/2011	$11.00983	$10.93119	63,515
01/01/2012 to 12/31/2012	$10.93119	$12.07721	75,183
01/01/2013 to 12/31/2013	$12.07721	$13.73628	37,483
01/01/2014 to 12/31/2014	$13.73628	$14.15850	60,719
01/01/2015 to 12/31/2015	$14.15850	$13.78912	52,048
01/01/2016 to 12/31/2016	$13.78912	$14.43737	21,444
01/01/2017 to 12/31/2017	$14.43737	$16.22147	26,356
01/01/2018 to 12/31/2018	$16.22147	$14.94814	3,863
AST T. Rowe Price Large-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$8.57146	$11.25044	13,227
01/01/2010 to 12/31/2010	$11.25044	$12.68409	16,377
01/01/2011 to 12/31/2011	$12.68409	$12.13926	5,215
01/01/2012 to 12/31/2012	$12.13926	$13.89483	7,212
01/01/2013 to 12/31/2013	$13.89483	$19.48226	20,350
01/01/2014 to 12/31/2014	$19.48226	$20.54887	17,245
01/01/2015 to 12/31/2015	$20.54887	$21.92147	13,928
01/01/2016 to 12/31/2016	$21.92147	$21.91782	6,911
01/01/2017 to 12/31/2017	$21.91782	$29.42329	6,189
01/01/2018 to 12/31/2018	$29.42329	$29.74669	7,217
AST T. Rowe Price Large-Cap Value Portfolio
05/01/2009 to 12/31/2009	$6.92540	$8.71389	23,375
01/01/2010 to 12/31/2010	$8.71389	$9.53865	49,989
01/01/2011 to 12/31/2011	$9.53865	$9.24057	18,206
01/01/2012 to 12/31/2012	$9.24057	$10.20079	15,220
01/01/2013 to 12/31/2013	$10.20079	$13.36948	1,249
01/01/2014 to 12/31/2014	$13.36948	$13.21798	881
01/01/2015 to 12/31/2015	$13.21798	$12.08727	1,539
01/01/2016 to 12/31/2016	$12.08727	$12.48882	249
01/01/2017 to 12/31/2017	$12.48882	$14.17145	358
01/01/2018 to 12/31/2018	$14.17145	$12.45435	7,482
AST T. Rowe Price Natural Resources Portfolio
05/01/2009 to 12/31/2009	$9.55779	$12.71188	61,248
01/01/2010 to 12/31/2010	$12.71188	$14.90652	92,333
01/01/2011 to 12/31/2011	$14.90652	$12.34701	29,413
01/01/2012 to 12/31/2012	$12.34701	$12.45393	34,645
01/01/2013 to 12/31/2013	$12.45393	$13.98862	20,962
01/01/2014 to 12/31/2014	$13.98862	$12.47908	20,951
01/01/2015 to 12/31/2015	$12.47908	$9.80926	13,030
01/01/2016 to 12/31/2016	$9.80926	$11.90065	11,545
01/01/2017 to 12/31/2017	$11.90065	$12.78034	12,554
01/01/2018 to 12/31/2018	$12.78034	$10.36795	6,930

A-27

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Templeton Global Bond Portfolio
05/01/2009 to 12/31/2009	$9.71389	$10.72580	31,524
01/01/2010 to 12/31/2010	$10.72580	$11.04139	39,047
01/01/2011 to 12/31/2011	$11.04139	$11.19265	17,715
01/01/2012 to 12/31/2012	$11.19265	$11.46495	17,456
01/01/2013 to 12/31/2013	$11.46495	$10.74223	6,107
01/01/2014 to 12/31/2014	$10.74223	$10.51570	6,879
01/01/2015 to 12/31/2015	$10.51570	$9.76424	3,304
01/01/2016 to 12/31/2016	$9.76424	$9.92035	1,920
01/01/2017 to 12/31/2017	$9.92035	$9.85528	3,730
01/01/2018 to 12/31/2018	$9.85528	$9.78455	1,059
AST WEDGE Capital Mid-Cap Value Portfolio
05/01/2009 to 12/31/2009	$7.04702	$9.30030	8,401
01/01/2010 to 12/31/2010	$9.30030	$11.19159	30,309
01/01/2011 to 12/31/2011	$11.19159	$10.51941	11,640
01/01/2012 to 12/31/2012	$10.51941	$12.12549	14,025
01/01/2013 to 12/31/2013	$12.12549	$15.63078	20,604
01/01/2014 to 12/31/2014	$15.63078	$17.49445	17,595
01/01/2015 to 12/31/2015	$17.49445	$15.90529	2,372
01/01/2016 to 12/31/2016	$15.90529	$17.65210	1,863
01/01/2017 to 12/31/2017	$17.65210	$20.37024	1,999
01/01/2018 to 12/31/2018	$20.37024	$16.55057	529
AST Wellington Management Hedged Equity Portfolio
05/01/2009 to 12/31/2009	$6.66553	$8.42174	36,911
01/01/2010 to 12/31/2010	$8.42174	$9.39871	54,929
01/01/2011 to 12/31/2011	$9.39871	$8.83383	15,323
01/01/2012 to 12/31/2012	$8.83383	$9.54601	21,695
01/01/2013 to 12/31/2013	$9.54601	$11.19851	19,797
01/01/2014 to 12/31/2014	$11.19851	$11.50181	22,610
01/01/2015 to 12/31/2015	$11.50181	$11.12617	44,847
01/01/2016 to 12/31/2016	$11.12617	$11.53879	25,137
01/01/2017 to 12/31/2017	$11.53879	$12.76096	13,915
01/01/2018 to 12/31/2018	$12.76096	$11.80014	4,502
AST Western Asset Core Plus Bond Portfolio
05/01/2009 to 12/31/2009	$9.31803	$9.99485	50,536
01/01/2010 to 12/31/2010	$9.99485	$10.48873	80,747
01/01/2011 to 12/31/2011	$10.48873	$10.82644	33,098
01/01/2012 to 12/31/2012	$10.82644	$11.36669	41,891
01/01/2013 to 12/31/2013	$11.36669	$10.90030	64,111
01/01/2014 to 12/31/2014	$10.90030	$11.37520	62,478
01/01/2015 to 12/31/2015	$11.37520	$11.21067	33,189
01/01/2016 to 12/31/2016	$11.21067	$11.47629	21,828
01/01/2017 to 12/31/2017	$11.47629	$11.87776	19,379
01/01/2018 to 12/31/2018	$11.87776	$11.29955	27,945
Invesco V.I. Diversified Dividend Fund - Series I
04/29/2011* to 12/31/2011	$9.99269	$9.05901	392
01/01/2012 to 12/31/2012	$9.05901	$10.46967	544
01/01/2013 to 12/31/2013	$10.46967	$13.35563	311
01/01/2014 to 12/31/2014	$13.35563	$14.66956	2,501
01/01/2015 to 12/31/2015	$14.66956	$14.57590	1,134
01/01/2016 to 12/31/2016	$14.57590	$16.29288	869
01/01/2017 to 12/31/2017	$16.29288	$17.22246	661
01/01/2018 to 12/31/2018	$17.22246	$15.49370	56

A-28

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Health Care Fund - Series I
formerly,Invesco V.I. Global Health Care Fund - Series I
05/01/2009 to 12/31/2009	$8.35820	$10.66998	1,728
01/01/2010 to 12/31/2010	$10.66998	$10.93718	1,668
01/01/2011 to 12/31/2011	$10.93718	$11.06847	716
01/01/2012 to 12/31/2012	$11.06847	$13.02623	948
01/01/2013 to 12/31/2013	$13.02623	$17.82249	634
01/01/2014 to 12/31/2014	$17.82249	$20.76303	1,245
01/01/2015 to 12/31/2015	$20.76303	$20.85203	590
01/01/2016 to 12/31/2016	$20.85203	$17.97399	434
01/01/2017 to 12/31/2017	$17.97399	$20.26855	170
01/01/2018 to 12/31/2018	$20.26855	$19.90675	70
Invesco V.I. Mid Cap Growth Portfolio, Series I
04/27/2012* to 12/31/2012	$10.04964	$9.69828	1,134
01/01/2013 to 12/31/2013	$9.69828	$12.93620	91
01/01/2014 to 12/31/2014	$12.93620	$13.60549	224
01/01/2015 to 12/31/2015	$13.60549	$13.40463	152
01/01/2016 to 12/31/2016	$13.40463	$13.14890	139
01/01/2017 to 12/31/2017	$13.14890	$15.68083	163
01/01/2018 to 12/31/2018	$15.68083	$14.41070	46
Invesco V.I. Technology Fund - Series I
05/01/2009 to 12/31/2009	$7.51436	$9.92411	0
01/01/2010 to 12/31/2010	$9.92411	$11.71979	0
01/01/2011 to 12/31/2011	$11.71979	$10.83310	0
01/01/2012 to 12/31/2012	$10.83310	$11.73485	0
01/01/2013 to 12/31/2013	$11.73485	$14.29647	0
01/01/2014 to 12/31/2014	$14.29647	$15.45581	0
01/01/2015 to 12/31/2015	$15.45581	$16.07162	0
01/01/2016 to 12/31/2016	$16.07162	$15.52857	0
01/01/2017 to 12/31/2017	$15.52857	$20.43005	0
01/01/2018 to 12/31/2018	$20.43005	$19.79516	0
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.12618	$9.68937	171
01/01/2017 to 12/31/2017	$9.68937	$13.31024	99
01/01/2018 to 12/31/2018	$13.31024	$10.66105	63
ProFund VP Asia 30
05/01/2009 to 12/31/2009	$11.40076	$15.59572	0
01/01/2010 to 12/31/2010	$15.59572	$17.29428	0
01/01/2011 to 12/31/2011	$17.29428	$12.29119	0
01/01/2012 to 12/31/2012	$12.29119	$13.81637	0
01/01/2013 to 12/31/2013	$13.81637	$15.46404	0
01/01/2014 to 12/31/2014	$15.46404	$14.81798	0
01/01/2015 to 12/31/2015	$14.81798	$13.07202	0
01/01/2016 to 12/31/2016	$13.07202	$12.80804	0
01/01/2017 to 12/31/2017	$12.80804	$16.56972	0
01/01/2018 to 12/31/2018	$16.56972	$13.12879	0

A-29

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Banks
05/01/2009 to 12/31/2009	$3.04222	$3.88032	0
01/01/2010 to 12/31/2010	$3.88032	$4.09238	0
01/01/2011 to 12/31/2011	$4.09238	$2.91824	0
01/01/2012 to 12/31/2012	$2.91824	$3.78970	0
01/01/2013 to 12/31/2013	$3.78970	$4.92360	0
01/01/2014 to 12/31/2014	$4.92360	$5.29044	0
01/01/2015 to 12/31/2015	$5.29044	$5.12799	0
01/01/2016 to 12/31/2016	$5.12799	$6.15215	0
01/01/2017 to 12/31/2017	$6.15215	$7.06297	0
01/01/2018 to 12/31/2018	$7.06297	$5.64432	0
ProFund VP Basic Materials
05/01/2009 to 12/31/2009	$7.24460	$10.16158	12,634
01/01/2010 to 12/31/2010	$10.16158	$12.83016	8,573
01/01/2011 to 12/31/2011	$12.83016	$10.47311	2,409
01/01/2012 to 12/31/2012	$10.47311	$11.06006	3,899
01/01/2013 to 12/31/2013	$11.06006	$12.75162	3,745
01/01/2014 to 12/31/2014	$12.75162	$12.62291	3,075
01/01/2015 to 12/31/2015	$12.62291	$10.57730	2,187
01/01/2016 to 12/31/2016	$10.57730	$12.20194	58
01/01/2017 to 12/31/2017	$12.20194	$14.60694	3
01/01/2018 to 12/31/2018	$14.60694	$11.70693	6
ProFund VP Bear
05/01/2009 to 12/31/2009	$10.99169	$8.07070	0
01/01/2010 to 12/31/2010	$8.07070	$6.45830	0
01/01/2011 to 12/31/2011	$6.45830	$5.72891	0
01/01/2012 to 12/31/2012	$5.72891	$4.65112	0
01/01/2013 to 12/31/2013	$4.65112	$3.32562	0
01/01/2014 to 12/31/2014	$3.32562	$2.77618	0
01/01/2015 to 12/31/2015	$2.77618	$2.56955	0
01/01/2016 to 12/31/2016	$2.56955	$2.17499	0
01/01/2017 to 12/31/2017	$2.17499	$1.73706	0
01/01/2018 to 12/31/2018	$1.73706	$1.75941	0
ProFund VP Biotechnology
05/01/2009 to 12/31/2009	$10.90224	$12.16165	0
01/01/2010 to 12/31/2010	$12.16165	$12.44337	0
01/01/2011 to 12/31/2011	$12.44337	$12.90906	0
01/01/2012 to 12/31/2012	$12.90906	$17.68189	0
01/01/2013 to 12/31/2013	$17.68189	$28.99117	0
01/01/2014 to 12/31/2014	$28.99117	$36.61348	0
01/01/2015 to 12/31/2015	$36.61348	$36.81954	0
01/01/2016 to 12/31/2016	$36.81954	$30.29782	0
01/01/2017 to 12/31/2017	$30.29782	$36.14675	0
01/01/2018 to 12/31/2018	$36.14675	$32.80896	0
ProFund VP Bull
05/01/2009 to 12/31/2009	$6.62385	$8.31410	1,719
01/01/2010 to 12/31/2010	$8.31410	$9.11192	0
01/01/2011 to 12/31/2011	$9.11192	$8.87100	0
01/01/2012 to 12/31/2012	$8.87100	$9.83482	0
01/01/2013 to 12/31/2013	$9.83482	$12.42327	0
01/01/2014 to 12/31/2014	$12.42327	$13.48112	0
01/01/2015 to 12/31/2015	$13.48112	$13.06382	0
01/01/2016 to 12/31/2016	$13.06382	$13.94726	0
01/01/2017 to 12/31/2017	$13.94726	$16.20516	0
01/01/2018 to 12/31/2018	$16.20516	$14.80355	0

A-30

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Consumer Goods Portfolio
05/01/2009 to 12/31/2009	$7.57994	$9.46249	0
01/01/2010 to 12/31/2010	$9.46249	$10.81128	180
01/01/2011 to 12/31/2011	$10.81128	$11.25646	0
01/01/2012 to 12/31/2012	$11.25646	$12.14741	0
01/01/2013 to 12/31/2013	$12.14741	$15.19028	0
01/01/2014 to 12/31/2014	$15.19028	$16.30023	84
01/01/2015 to 12/31/2015	$16.30023	$16.52910	45
01/01/2016 to 12/31/2016	$16.52910	$16.66252	54
01/01/2017 to 12/31/2017	$16.66252	$18.66452	0
01/01/2018 to 12/31/2018	$18.66452	$15.47775	0
ProFund VP Consumer Services
05/01/2009 to 12/31/2009	$6.51719	$8.02702	5,204
01/01/2010 to 12/31/2010	$8.02702	$9.48580	212
01/01/2011 to 12/31/2011	$9.48580	$9.74275	0
01/01/2012 to 12/31/2012	$9.74275	$11.58005	0
01/01/2013 to 12/31/2013	$11.58005	$15.76796	0
01/01/2014 to 12/31/2014	$15.76796	$17.26297	0
01/01/2015 to 12/31/2015	$17.26297	$17.59365	0
01/01/2016 to 12/31/2016	$17.59365	$17.84564	0
01/01/2017 to 12/31/2017	$17.84564	$20.56528	0
01/01/2018 to 12/31/2018	$20.56528	$20.14043	5
ProFund VP Europe 30
05/01/2009 to 12/31/2009	$6.99175	$9.35507	0
01/01/2010 to 12/31/2010	$9.35507	$9.34720	0
01/01/2011 to 12/31/2011	$9.34720	$8.29118	0
01/01/2012 to 12/31/2012	$8.29118	$9.41041	0
01/01/2013 to 12/31/2013	$9.41041	$11.14315	0
01/01/2014 to 12/31/2014	$11.14315	$9.90971	0
01/01/2015 to 12/31/2015	$9.90971	$8.59761	0
01/01/2016 to 12/31/2016	$8.59761	$9.02399	0
01/01/2017 to 12/31/2017	$9.02399	$10.51737	0
01/01/2018 to 12/31/2018	$10.51737	$8.79059	0
ProFund VP Financials
05/01/2009 to 12/31/2009	$3.92036	$5.11801	3,519
01/01/2010 to 12/31/2010	$5.11801	$5.52707	4,649
01/01/2011 to 12/31/2011	$5.52707	$4.63648	1,408
01/01/2012 to 12/31/2012	$4.63648	$5.62952	2,549
01/01/2013 to 12/31/2013	$5.62952	$7.23833	843
01/01/2014 to 12/31/2014	$7.23833	$7.95677	765
01/01/2015 to 12/31/2015	$7.95677	$7.63014	470
01/01/2016 to 12/31/2016	$7.63014	$8.56660	437
01/01/2017 to 12/31/2017	$8.56660	$9.85744	0
01/01/2018 to 12/31/2018	$9.85744	$8.59407	0
ProFund VP Health Care
05/01/2009 to 12/31/2009	$7.49268	$9.56502	705
01/01/2010 to 12/31/2010	$9.56502	$9.57649	1,966
01/01/2011 to 12/31/2011	$9.57649	$10.26602	599
01/01/2012 to 12/31/2012	$10.26602	$11.73274	768
01/01/2013 to 12/31/2013	$11.73274	$15.96320	486
01/01/2014 to 12/31/2014	$15.96320	$19.22325	835
01/01/2015 to 12/31/2015	$19.22325	$19.65385	372
01/01/2016 to 12/31/2016	$19.65385	$18.35883	399
01/01/2017 to 12/31/2017	$18.35883	$21.61250	859
01/01/2018 to 12/31/2018	$21.61250	$21.96977	424

A-31

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Industrials
05/01/2009 to 12/31/2009	$6.63158	$8.34939	0
01/01/2010 to 12/31/2010	$8.34939	$10.05872	294
01/01/2011 to 12/31/2011	$10.05872	$9.61784	201
01/01/2012 to 12/31/2012	$9.61784	$10.84161	230
01/01/2013 to 12/31/2013	$10.84161	$14.58510	182
01/01/2014 to 12/31/2014	$14.58510	$14.99040	190
01/01/2015 to 12/31/2015	$14.99040	$14.09396	82
01/01/2016 to 12/31/2016	$14.09396	$16.12915	23
01/01/2017 to 12/31/2017	$16.12915	$19.22023	0
01/01/2018 to 12/31/2018	$19.22023	$16.31988	0
ProFund VP Internet
05/01/2009 to 12/31/2009	$9.25345	$12.50815	0
01/01/2010 to 12/31/2010	$12.50815	$16.47262	0
01/01/2011 to 12/31/2011	$16.47262	$14.92872	0
01/01/2012 to 12/31/2012	$14.92872	$17.40449	0
01/01/2013 to 12/31/2013	$17.40449	$25.70526	0
01/01/2014 to 12/31/2014	$25.70526	$25.30468	0
01/01/2015 to 12/31/2015	$25.30468	$29.64798	0
01/01/2016 to 12/31/2016	$29.64798	$30.46047	0
01/01/2017 to 12/31/2017	$30.46047	$40.34729	0
01/01/2018 to 12/31/2018	$40.34729	$41.20965	0
ProFund VP Japan
05/01/2009 to 12/31/2009	$7.08134	$7.84478	0
01/01/2010 to 12/31/2010	$7.84478	$7.13792	0
01/01/2011 to 12/31/2011	$7.13792	$5.66062	0
01/01/2012 to 12/31/2012	$5.66062	$6.77490	0
01/01/2013 to 12/31/2013	$6.77490	$9.77687	0
01/01/2014 to 12/31/2014	$9.77687	$9.82487	0
01/01/2015 to 12/31/2015	$9.82487	$10.12021	0
01/01/2016 to 12/31/2016	$10.12021	$9.89345	0
01/01/2017 to 12/31/2017	$9.89345	$11.40936	0
01/01/2018 to 12/31/2018	$11.40936	$9.81306	0
ProFund VP Large-Cap Growth
05/01/2009 to 12/31/2009	$7.01602	$8.77558	0
01/01/2010 to 12/31/2010	$8.77558	$9.66948	243
01/01/2011 to 12/31/2011	$9.66948	$9.70839	0
01/01/2012 to 12/31/2012	$9.70839	$10.65259	0
01/01/2013 to 12/31/2013	$10.65259	$13.55061	0
01/01/2014 to 12/31/2014	$13.55061	$14.89691	291
01/01/2015 to 12/31/2015	$14.89691	$15.04705	189
01/01/2016 to 12/31/2016	$15.04705	$15.38399	161
01/01/2017 to 12/31/2017	$15.38399	$18.76567	134
01/01/2018 to 12/31/2018	$18.76567	$17.92586	0
ProFund VP Large-Cap Value
05/01/2009 to 12/31/2009	$6.15930	$7.76427	0
01/01/2010 to 12/31/2010	$7.76427	$8.53333	0
01/01/2011 to 12/31/2011	$8.53333	$8.20132	0
01/01/2012 to 12/31/2012	$8.20132	$9.21468	0
01/01/2013 to 12/31/2013	$9.21468	$11.65220	0
01/01/2014 to 12/31/2014	$11.65220	$12.53158	347
01/01/2015 to 12/31/2015	$12.53158	$11.62181	246
01/01/2016 to 12/31/2016	$11.62181	$13.06061	191
01/01/2017 to 12/31/2017	$13.06061	$14.42376	176
01/01/2018 to 12/31/2018	$14.42376	$12.54736	0

A-32

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Mid-Cap Growth
05/01/2009 to 12/31/2009	$7.54683	$9.52628	0
01/01/2010 to 12/31/2010	$9.52628	$11.90955	504
01/01/2011 to 12/31/2011	$11.90955	$11.25901	209
01/01/2012 to 12/31/2012	$11.25901	$12.64592	508
01/01/2013 to 12/31/2013	$12.64592	$16.06886	234
01/01/2014 to 12/31/2014	$16.06886	$16.56468	412
01/01/2015 to 12/31/2015	$16.56468	$16.17135	257
01/01/2016 to 12/31/2016	$16.17135	$17.77114	71
01/01/2017 to 12/31/2017	$17.77114	$20.46882	0
01/01/2018 to 12/31/2018	$20.46882	$17.53668	0
ProFund VP Mid-Cap Value
05/01/2009 to 12/31/2009	$7.03655	$9.02401	0
01/01/2010 to 12/31/2010	$9.02401	$10.58167	0
01/01/2011 to 12/31/2011	$10.58167	$9.89740	0
01/01/2012 to 12/31/2012	$9.89740	$11.23062	200
01/01/2013 to 12/31/2013	$11.23062	$14.44910	0
01/01/2014 to 12/31/2014	$14.44910	$15.49889	0
01/01/2015 to 12/31/2015	$15.49889	$13.84722	0
01/01/2016 to 12/31/2016	$13.84722	$16.76276	0
01/01/2017 to 12/31/2017	$16.76276	$18.05104	0
01/01/2018 to 12/31/2018	$18.05104	$15.23483	0
ProFund VP NASDAQ-100
05/01/2009 to 12/31/2009	$7.93426	$10.30690	0
01/01/2010 to 12/31/2010	$10.30690	$11.86466	0
01/01/2011 to 12/31/2011	$11.86466	$11.71907	0
01/01/2012 to 12/31/2012	$11.71907	$13.25968	0
01/01/2013 to 12/31/2013	$13.25968	$17.33281	0
01/01/2014 to 12/31/2014	$17.33281	$19.74313	0
01/01/2015 to 12/31/2015	$19.74313	$20.65281	0
01/01/2016 to 12/31/2016	$20.65281	$21.16385	0
01/01/2017 to 12/31/2017	$21.16385	$26.86292	0
01/01/2018 to 12/31/2018	$26.86292	$25.65813	0
ProFund VP Oil & Gas
05/01/2009 to 12/31/2009	$9.91641	$11.44751	6,547
01/01/2010 to 12/31/2010	$11.44751	$13.12381	3,236
01/01/2011 to 12/31/2011	$13.12381	$13.06368	1,649
01/01/2012 to 12/31/2012	$13.06368	$13.08508	1,244
01/01/2013 to 12/31/2013	$13.08508	$15.80465	467
01/01/2014 to 12/31/2014	$15.80465	$13.71351	420
01/01/2015 to 12/31/2015	$13.71351	$10.22954	170
01/01/2016 to 12/31/2016	$10.22954	$12.36771	69
01/01/2017 to 12/31/2017	$12.36771	$11.65872	84
01/01/2018 to 12/31/2018	$11.65872	$9.05293	0
ProFund VP Pharmaceuticals
05/01/2009 to 12/31/2009	$7.05560	$9.17992	116
01/01/2010 to 12/31/2010	$9.17992	$8.97928	471
01/01/2011 to 12/31/2011	$8.97928	$10.15225	350
01/01/2012 to 12/31/2012	$10.15225	$11.05420	309
01/01/2013 to 12/31/2013	$11.05420	$14.16494	244
01/01/2014 to 12/31/2014	$14.16494	$16.45940	425
01/01/2015 to 12/31/2015	$16.45940	$16.73507	110
01/01/2016 to 12/31/2016	$16.73507	$15.68440	31
01/01/2017 to 12/31/2017	$15.68440	$16.85145	0
01/01/2018 to 12/31/2018	$16.85145	$15.38552	0

A-33

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Precious Metals
05/01/2009 to 12/31/2009	$9.77571	$13.30910	0
01/01/2010 to 12/31/2010	$13.30910	$17.22331	0
01/01/2011 to 12/31/2011	$17.22331	$13.54580	0
01/01/2012 to 12/31/2012	$13.54580	$11.26779	0
01/01/2013 to 12/31/2013	$11.26779	$6.80660	0
01/01/2014 to 12/31/2014	$6.80660	$5.04456	0
01/01/2015 to 12/31/2015	$5.04456	$3.29734	0
01/01/2016 to 12/31/2016	$3.29734	$5.00209	0
01/01/2017 to 12/31/2017	$5.00209	$5.12692	0
01/01/2018 to 12/31/2018	$5.12692	$4.31814	0
ProFund VP Real Estate
05/01/2009 to 12/31/2009	$5.54048	$8.05179	1,440
01/01/2010 to 12/31/2010	$8.05179	$9.77409	1,103
01/01/2011 to 12/31/2011	$9.77409	$9.96760	292
01/01/2012 to 12/31/2012	$9.96760	$11.36922	356
01/01/2013 to 12/31/2013	$11.36922	$11.07811	132
01/01/2014 to 12/31/2014	$11.07811	$13.48278	184
01/01/2015 to 12/31/2015	$13.48278	$13.16804	0
01/01/2016 to 12/31/2016	$13.16804	$13.55407	0
01/01/2017 to 12/31/2017	$13.55407	$14.25821	0
01/01/2018 to 12/31/2018	$14.25821	$13.08754	0
ProFund VP Rising Rates Opportunity
05/01/2009 to 12/31/2009	$6.94857	$7.00453	1,983
01/01/2010 to 12/31/2010	$7.00453	$5.72599	4,321
01/01/2011 to 12/31/2011	$5.72599	$3.48386	1,971
01/01/2012 to 12/31/2012	$3.48386	$3.15603	2,279
01/01/2013 to 12/31/2013	$3.15603	$3.57870	529
01/01/2014 to 12/31/2014	$3.57870	$2.42966	714
01/01/2015 to 12/31/2015	$2.42966	$2.32777	245
01/01/2016 to 12/31/2016	$2.32777	$2.14925	331
01/01/2017 to 12/31/2017	$2.14925	$1.84336	215
01/01/2018 to 12/31/2018	$1.84336	$1.86888	159
ProFund VP Semiconductor
05/01/2009 to 12/31/2009	$5.78187	$7.85569	0
01/01/2010 to 12/31/2010	$7.85569	$8.59647	0
01/01/2011 to 12/31/2011	$8.59647	$8.04261	0
01/01/2012 to 12/31/2012	$8.04261	$7.50255	0
01/01/2013 to 12/31/2013	$7.50255	$9.74877	0
01/01/2014 to 12/31/2014	$9.74877	$12.76759	0
01/01/2015 to 12/31/2015	$12.76759	$12.07179	0
01/01/2016 to 12/31/2016	$12.07179	$15.00934	0
01/01/2017 to 12/31/2017	$15.00934	$19.80855	0
01/01/2018 to 12/31/2018	$19.80855	$17.30775	0
ProFund VP Short Mid-Cap
05/01/2009 to 12/31/2009	$9.03459	$6.41915	0
01/01/2010 to 12/31/2010	$6.41915	$4.63389	0
01/01/2011 to 12/31/2011	$4.63389	$4.14022	0
01/01/2012 to 12/31/2012	$4.14022	$3.26642	0
01/01/2013 to 12/31/2013	$3.26642	$2.29905	0
01/01/2014 to 12/31/2014	$2.29905	$1.95970	0
01/01/2015 to 12/31/2015	$1.95970	$1.87524	0
01/01/2016 to 12/31/2016	$1.87524	$1.45706	0
01/01/2017 to 12/31/2017	$1.45706	$1.20776	0
01/01/2018 to 12/31/2018	$1.20776	$1.30466	0

A-34

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Short NASDAQ-100
05/01/2009 to 12/31/2009	$8.91775	$6.31530	0
01/01/2010 to 12/31/2010	$6.31530	$4.84536	0
01/01/2011 to 12/31/2011	$4.84536	$4.22311	0
01/01/2012 to 12/31/2012	$4.22311	$3.33818	0
01/01/2013 to 12/31/2013	$3.33818	$2.29408	0
01/01/2014 to 12/31/2014	$2.29408	$1.80043	0
01/01/2015 to 12/31/2015	$1.80043	$1.52404	0
01/01/2016 to 12/31/2016	$1.52404	$1.33445	0
01/01/2017 to 12/31/2017	$1.33445	$0.97117	0
01/01/2018 to 12/31/2018	$0.97117	$0.91816	0
ProFund VP Short Small-Cap
05/01/2009 to 12/31/2009	$8.86967	$6.38882	0
01/01/2010 to 12/31/2010	$6.38882	$4.41913	0
01/01/2011 to 12/31/2011	$4.41913	$3.91123	0
01/01/2012 to 12/31/2012	$3.91123	$3.08529	0
01/01/2013 to 12/31/2013	$3.08529	$2.06488	0
01/01/2014 to 12/31/2014	$2.06488	$1.82458	0
01/01/2015 to 12/31/2015	$1.82458	$1.76159	0
01/01/2016 to 12/31/2016	$1.76159	$1.34459	0
01/01/2017 to 12/31/2017	$1.34459	$1.12318	0
01/01/2018 to 12/31/2018	$1.12318	$1.20690	0
ProFund VP Small-Cap Growth
05/01/2009 to 12/31/2009	$7.09290	$8.88147	0
01/01/2010 to 12/31/2010	$8.88147	$10.87056	396
01/01/2011 to 12/31/2011	$10.87056	$10.71862	38
01/01/2012 to 12/31/2012	$10.71862	$11.73641	287
01/01/2013 to 12/31/2013	$11.73641	$16.04442	45
01/01/2014 to 12/31/2014	$16.04442	$15.95866	222
01/01/2015 to 12/31/2015	$15.95866	$15.71790	176
01/01/2016 to 12/31/2016	$15.71790	$18.39886	47
01/01/2017 to 12/31/2017	$18.39886	$20.23570	0
01/01/2018 to 12/31/2018	$20.23570	$18.56419	0
ProFund VP Small-Cap Value
05/01/2009 to 12/31/2009	$6.79585	$8.43094	625
01/01/2010 to 12/31/2010	$8.43094	$10.02174	509
01/01/2011 to 12/31/2011	$10.02174	$9.35637	300
01/01/2012 to 12/31/2012	$9.35637	$10.57953	318
01/01/2013 to 12/31/2013	$10.57953	$14.17975	119
01/01/2014 to 12/31/2014	$14.17975	$14.60657	343
01/01/2015 to 12/31/2015	$14.60657	$13.04229	180
01/01/2016 to 12/31/2016	$13.04229	$16.35158	56
01/01/2017 to 12/31/2017	$16.35158	$17.46552	0
01/01/2018 to 12/31/2018	$17.46552	$14.58331	0
ProFund VP Technology
05/01/2009 to 12/31/2009	$7.84963	$10.54187	0
01/01/2010 to 12/31/2010	$10.54187	$11.36414	0
01/01/2011 to 12/31/2011	$11.36414	$10.91244	0
01/01/2012 to 12/31/2012	$10.91244	$11.71758	0
01/01/2013 to 12/31/2013	$11.71758	$14.28098	0
01/01/2014 to 12/31/2014	$14.28098	$16.42113	0
01/01/2015 to 12/31/2015	$16.42113	$16.37003	0
01/01/2016 to 12/31/2016	$16.37003	$17.90473	0
01/01/2017 to 12/31/2017	$17.90473	$23.56521	0
01/01/2018 to 12/31/2018	$23.56521	$22.41076	0

A-35

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Telecommunications
05/01/2009 to 12/31/2009	$8.30669	$8.98228	0
01/01/2010 to 12/31/2010	$8.98228	$10.11607	239
01/01/2011 to 12/31/2011	$10.11607	$10.03242	0
01/01/2012 to 12/31/2012	$10.03242	$11.37923	0
01/01/2013 to 12/31/2013	$11.37923	$12.41471	0
01/01/2014 to 12/31/2014	$12.41471	$12.15414	0
01/01/2015 to 12/31/2015	$12.15414	$12.01216	0
01/01/2016 to 12/31/2016	$12.01216	$14.22752	0
01/01/2017 to 12/31/2017	$14.22752	$13.55740	0
01/01/2018 to 12/31/2018	$13.55740	$11.20282	0
ProFund VP U.S. Government Plus
05/01/2009 to 12/31/2009	$11.22559	$10.07149	298
01/01/2010 to 12/31/2010	$10.07149	$10.79532	1,744
01/01/2011 to 12/31/2011	$10.79532	$15.08391	1,541
01/01/2012 to 12/31/2012	$15.08391	$14.82628	1,014
01/01/2013 to 12/31/2013	$14.82628	$11.67453	0
01/01/2014 to 12/31/2014	$11.67453	$15.50146	41
01/01/2015 to 12/31/2015	$15.50146	$14.23920	10
01/01/2016 to 12/31/2016	$14.23920	$13.82021	0
01/01/2017 to 12/31/2017	$13.82021	$14.73158	705
01/01/2018 to 12/31/2018	$14.73158	$13.56140	0
ProFund VP UltraBull
05/01/2009 to 12/31/2009	$3.45006	$5.40000	0
01/01/2010 to 12/31/2010	$5.40000	$6.42242	0
01/01/2011 to 12/31/2011	$6.42242	$5.95043	0
01/01/2012 to 12/31/2012	$5.95043	$7.46736	0
01/01/2013 to 12/31/2013	$7.46736	$12.21682	0
01/01/2014 to 12/31/2014	$12.21682	$14.65692	0
01/01/2015 to 12/31/2015	$14.65692	$13.85706	0
01/01/2016 to 12/31/2016	$13.85706	$16.00031	0
01/01/2017 to 12/31/2017	$16.00031	$21.96759	0
01/01/2018 to 12/31/2018	$21.96759	$18.06628	0
ProFund VP UltraMid-Cap
05/01/2009 to 12/31/2009	$4.03247	$6.47935	0
01/01/2010 to 12/31/2010	$6.47935	$9.44138	0
01/01/2011 to 12/31/2011	$9.44138	$7.93699	0
01/01/2012 to 12/31/2012	$7.93699	$10.23666	0
01/01/2013 to 12/31/2013	$10.23666	$17.00253	0
01/01/2014 to 12/31/2014	$17.00253	$19.09142	0
01/01/2015 to 12/31/2015	$19.09142	$16.88502	0
01/01/2016 to 12/31/2016	$16.88502	$22.67126	0
01/01/2017 to 12/31/2017	$22.67126	$28.44221	0
01/01/2018 to 12/31/2018	$28.44221	$20.27254	0
ProFund VP UltraNASDAQ-100
05/01/2009 to 12/31/2009	$4.71494	$8.00922	0
01/01/2010 to 12/31/2010	$8.00922	$10.54353	0
01/01/2011 to 12/31/2011	$10.54353	$10.14211	0
01/01/2012 to 12/31/2012	$10.14211	$13.20530	0
01/01/2013 to 12/31/2013	$13.20530	$23.01756	0
01/01/2014 to 12/31/2014	$23.01756	$30.43881	0
01/01/2015 to 12/31/2015	$30.43881	$33.66335	0
01/01/2016 to 12/31/2016	$33.66335	$35.59987	0
01/01/2017 to 12/31/2017	$35.59987	$58.34435	0
01/01/2018 to 12/31/2018	$58.34435	$51.31880	0

A-36

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP UltraSmall-Cap
05/01/2009 to 12/31/2009	$3.16802	$4.97732	0
01/01/2010 to 12/31/2010	$4.97732	$7.19282	0
01/01/2011 to 12/31/2011	$7.19282	$5.68351	0
01/01/2012 to 12/31/2012	$5.68351	$7.16565	0
01/01/2013 to 12/31/2013	$7.16565	$13.02136	0
01/01/2014 to 12/31/2014	$13.02136	$13.35807	0
01/01/2015 to 12/31/2015	$13.35807	$11.31658	0
01/01/2016 to 12/31/2016	$11.31658	$15.37972	0
01/01/2017 to 12/31/2017	$15.37972	$18.74660	0
01/01/2018 to 12/31/2018	$18.74660	$13.32845	0
ProFund VP Utilities
05/01/2009 to 12/31/2009	$8.48197	$10.11650	0
01/01/2010 to 12/31/2010	$10.11650	$10.43461	3,356
01/01/2011 to 12/31/2011	$10.43461	$11.93753	1,527
01/01/2012 to 12/31/2012	$11.93753	$11.63686	2,109
01/01/2013 to 12/31/2013	$11.63686	$12.83661	2,367
01/01/2014 to 12/31/2014	$12.83661	$15.73122	2,574
01/01/2015 to 12/31/2015	$15.73122	$14.33376	508
01/01/2016 to 12/31/2016	$14.33376	$16.05897	299
01/01/2017 to 12/31/2017	$16.05897	$17.29810	0
01/01/2018 to 12/31/2018	$17.29810	$17.32285	0
PSF SP International Growth Portfolio
formerly,Prudential SP International Growth Portfolio
05/01/2009 to 12/31/2009	$7.54202	$9.93001	35
01/01/2010 to 12/31/2010	$9.93001	$11.02130	24
01/01/2011 to 12/31/2011	$11.02130	$9.12924	0
01/01/2012 to 12/31/2012	$9.12924	$10.87734	0
01/01/2013 to 12/31/2013	$10.87734	$12.58723	0
01/01/2014 to 12/31/2014	$12.58723	$11.55330	0
01/01/2015 to 12/31/2015	$11.55330	$11.62581	0
01/01/2016 to 12/31/2016	$11.62581	$10.91306	0
01/01/2017 to 12/31/2017	$10.91306	$14.42996	0
01/01/2018 to 12/31/2018	$14.42996	$12.24582	0
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$8.90535	$10.71758	2,060
01/01/2011 to 12/31/2011	$10.71758	$9.09947	775
01/01/2012 to 12/31/2012	$9.09947	$10.06979	1,130
01/01/2013 to 12/31/2013	$10.06979	$11.75758	873
01/01/2014 to 12/31/2014	$11.75758	$10.83929	538
01/01/2015 to 12/31/2015	$10.83929	$10.79431	346
01/01/2016 to 12/31/2016	$10.79431	$10.85107	295
01/01/2017 to 12/31/2017	$10.85107	$13.19046	152
01/01/2018 to 12/31/2018	$13.19046	$10.67423	50
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$10.92687	$13.71576	1,684
01/01/2011 to 12/31/2011	$13.71576	$12.63749	457
01/01/2012 to 12/31/2012	$12.63749	$14.85539	898
01/01/2013 to 12/31/2013	$14.85539	$20.27800	821
01/01/2014 to 12/31/2014	$20.27800	$20.54751	819
01/01/2015 to 12/31/2015	$20.54751	$20.32717	134
01/01/2016 to 12/31/2016	$20.32717	$19.94169	161
01/01/2017 to 12/31/2017	$19.94169	$26.20089	26
01/01/2018 to 12/31/2018	$26.20089	$25.63489	3

A-37

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Wells Fargo VT Small Cap Growth Fund - Class 1
07/16/2010* to 12/31/2010	$9.59299	$12.19082	0
01/01/2011 to 12/31/2011	$12.19082	$11.35290	0
01/01/2012 to 12/31/2012	$11.35290	$11.94780	0
01/01/2013 to 12/31/2013	$11.94780	$17.51176	0
01/01/2014 to 12/31/2014	$17.51176	$16.76213	0
01/01/2015 to 12/31/2015	$16.76213	$15.88786	0
01/01/2016 to 12/31/2016	$15.88786	$16.72136	0
01/01/2017 to 12/31/2017	$16.72136	$20.53485	0
01/01/2018 to 12/31/2018	$20.53485	$20.28222	0
*Denotes the start date of these sub-accounts

A-38

APEX II
Prudential Annuities Life Assurance Corporation
Prospectus
ACCUMULATION UNIT VALUES: With No Optional Benefits (1.65%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ACCESS VP High Yield Fund
01/01/2009 to 12/31/2009	$11.04359	$12.69830	686,444
01/01/2010 to 12/31/2010	$12.69830	$14.53399	627,620
01/01/2011 to 12/31/2011	$14.53399	$14.68710	1,447,058
01/01/2012 to 12/31/2012	$14.68710	$16.48448	880,304
01/01/2013 to 12/31/2013	$16.48448	$17.83668	528,834
01/01/2014 to 12/31/2014	$17.83668	$17.95275	298,989
01/01/2015 to 12/31/2015	$17.95275	$17.68377	173,339
01/01/2016 to 12/31/2016	$17.68377	$18.95821	223,472
01/01/2017 to 12/31/2017	$18.95821	$19.54026	160,140
01/01/2018 to 12/31/2018	$19.54026	$19.09859	55,759
AST Academic Strategies Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.92870	$9.69733	107,441,591
01/01/2010 to 12/31/2010	$9.69733	$10.67839	133,580,486
01/01/2011 to 12/31/2011	$10.67839	$10.22319	102,346,558
01/01/2012 to 12/31/2012	$10.22319	$11.31782	108,178,074
01/01/2013 to 12/31/2013	$11.31782	$12.24138	100,174,797
01/01/2014 to 12/31/2014	$12.24138	$12.49905	87,606,755
01/01/2015 to 12/31/2015	$12.49905	$11.89713	68,782,936
01/01/2016 to 12/31/2016	$11.89713	$12.44263	58,214,019
01/01/2017 to 12/31/2017	$12.44263	$13.77806	54,102,792
01/01/2018 to 12/31/2018	$13.77806	$12.44714	33,516,521
AST Advanced Strategies Portfolio
01/01/2009 to 12/31/2009	$7.92502	$9.83646	54,720,347
01/01/2010 to 12/31/2010	$9.83646	$11.00020	68,974,007
01/01/2011 to 12/31/2011	$11.00020	$10.83106	55,424,347
01/01/2012 to 12/31/2012	$10.83106	$12.10614	63,361,367
01/01/2013 to 12/31/2013	$12.10614	$13.87770	63,758,948
01/01/2014 to 12/31/2014	$13.87770	$14.48241	59,078,042
01/01/2015 to 12/31/2015	$14.48241	$14.35789	52,619,003
01/01/2016 to 12/31/2016	$14.35789	$15.12506	46,176,929
01/01/2017 to 12/31/2017	$15.12506	$17.39421	41,774,384
01/01/2018 to 12/31/2018	$17.39421	$16.09882	31,714,658
AST AQR Emerging Markets Equity Portfolio
02/25/2013* to 12/31/2013	$9.99863	$10.09535	48,359
01/01/2014 to 12/31/2014	$10.09535	$9.61837	82,633
01/01/2015 to 12/31/2015	$9.61837	$7.99094	118,874
01/01/2016 to 12/31/2016	$7.99094	$8.90998	119,085
01/01/2017 to 12/31/2017	$8.90998	$11.82619	171,113
01/01/2018 to 12/31/2018	$11.82619	$9.42540	104,234
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99863	$11.63729	58,666
01/01/2014 to 12/31/2014	$11.63729	$12.95262	125,345
01/01/2015 to 12/31/2015	$12.95262	$12.95892	117,691
01/01/2016 to 12/31/2016	$12.95892	$14.10972	159,404
01/01/2017 to 12/31/2017	$14.10972	$16.94933	119,700
01/01/2018 to 12/31/2018	$16.94933	$15.31237	94,423

A-39

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Balanced Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$8.20123	$9.94508	97,458,970
01/01/2010 to 12/31/2010	$9.94508	$10.98534	124,066,065
01/01/2011 to 12/31/2011	$10.98534	$10.67303	99,522,684
01/01/2012 to 12/31/2012	$10.67303	$11.80621	107,656,583
01/01/2013 to 12/31/2013	$11.80621	$13.66059	103,827,389
01/01/2014 to 12/31/2014	$13.66059	$14.31143	95,621,538
01/01/2015 to 12/31/2015	$14.31143	$14.14234	86,642,320
01/01/2016 to 12/31/2016	$14.14234	$14.78547	78,766,981
01/01/2017 to 12/31/2017	$14.78547	$16.70974	71,824,281
01/01/2018 to 12/31/2018	$16.70974	$15.62167	58,267,332
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99863	$9.16694	2,940,794
01/01/2012 to 12/31/2012	$9.16694	$10.08792	4,644,573
01/01/2013 to 12/31/2013	$10.08792	$10.99833	5,783,459
01/01/2014 to 12/31/2014	$10.99833	$11.34639	5,607,802
01/01/2015 to 12/31/2015	$11.34639	$10.82434	4,694,270
01/01/2016 to 12/31/2016	$10.82434	$11.38710	3,995,171
01/01/2017 to 12/31/2017	$11.38710	$12.61216	4,167,482
01/01/2018 to 12/31/2018	$12.61216	$11.74818	2,880,799
AST BlackRock Low Duration Bond Portfolio
01/01/2009 to 12/31/2009	$11.24371	$12.18946	19,779,745
01/01/2010 to 12/31/2010	$12.18946	$12.45587	20,255,855
01/01/2011 to 12/31/2011	$12.45587	$12.52601	18,155,075
01/01/2012 to 12/31/2012	$12.52601	$12.89740	15,540,231
01/01/2013 to 12/31/2013	$12.89740	$12.40869	10,724,539
01/01/2014 to 12/31/2014	$12.40869	$12.19212	7,424,203
01/01/2015 to 12/31/2015	$12.19212	$12.04895	5,743,361
01/01/2016 to 12/31/2016	$12.04895	$12.04444	4,782,679
01/01/2017 to 12/31/2017	$12.04444	$12.04825	4,425,882
01/01/2018 to 12/31/2018	$12.04825	$11.93676	3,457,086
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2009 to 12/31/2009	$11.90687	$13.64570	59,442,486
01/01/2010 to 12/31/2010	$13.64570	$14.45644	75,211,006
01/01/2011 to 12/31/2011	$14.45644	$14.67015	60,233,010
01/01/2012 to 12/31/2012	$14.67015	$15.77284	65,143,645
01/01/2013 to 12/31/2013	$15.77284	$15.22753	54,477,871
01/01/2014 to 12/31/2014	$15.22753	$15.61000	44,662,030
01/01/2015 to 12/31/2015	$15.61000	$15.02887	35,594,616
01/01/2016 to 12/31/2016	$15.02887	$15.40633	31,191,104
01/01/2017 to 12/31/2017	$15.40633	$15.81374	31,072,056
01/01/2018 to 12/31/2018	$15.81374	$15.44871	23,336,011
AST Capital Growth Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.72533	$9.52235	118,425,926
01/01/2010 to 12/31/2010	$9.52235	$10.61785	141,306,019
01/01/2011 to 12/31/2011	$10.61785	$10.18954	100,099,910
01/01/2012 to 12/31/2012	$10.18954	$11.39642	113,717,767
01/01/2013 to 12/31/2013	$11.39642	$13.75050	125,316,122
01/01/2014 to 12/31/2014	$13.75050	$14.46969	121,728,074
01/01/2015 to 12/31/2015	$14.46969	$14.30680	113,394,276
01/01/2016 to 12/31/2016	$14.30680	$15.03316	101,590,172
01/01/2017 to 12/31/2017	$15.03316	$17.43090	96,062,997
01/01/2018 to 12/31/2018	$17.43090	$16.07583	76,708,296

A-40

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99863	$11.66303	342,569
01/01/2014 to 12/31/2014	$11.66303	$13.03167	1,094,841
01/01/2015 to 12/31/2015	$13.03167	$12.35889	1,140,121
01/01/2016 to 12/31/2016	$12.35889	$13.96591	2,377,940
01/01/2017 to 12/31/2017	$13.96591	$16.26395	2,283,114
01/01/2018 to 12/31/2018	$16.26395	$15.23198	1,639,341
AST Cohen & Steers Realty Portfolio
01/01/2009 to 12/31/2009	$14.12224	$18.32376	2,154,565
01/01/2010 to 12/31/2010	$18.32376	$23.19228	2,674,245
01/01/2011 to 12/31/2011	$23.19228	$24.31338	2,210,944
01/01/2012 to 12/31/2012	$24.31338	$27.58177	2,291,954
01/01/2013 to 12/31/2013	$27.58177	$27.97660	2,083,185
01/01/2014 to 12/31/2014	$27.97660	$36.02098	2,044,785
01/01/2015 to 12/31/2015	$36.02098	$37.14280	1,780,125
01/01/2016 to 12/31/2016	$37.14280	$38.29038	1,533,707
01/01/2017 to 12/31/2017	$38.29038	$40.01231	1,307,651
01/01/2018 to 12/31/2018	$40.01231	$37.47763	931,793
AST Fidelity Institutional AM® Quantitative Portfolio
formerly,AST FI Pyramis® Quantitative Portfolio
01/01/2009 to 12/31/2009	$7.27786	$8.86502	54,387,061
01/01/2010 to 12/31/2010	$8.86502	$9.97110	68,927,498
01/01/2011 to 12/31/2011	$9.97110	$9.65922	53,951,634
01/01/2012 to 12/31/2012	$9.65922	$10.50993	57,684,295
01/01/2013 to 12/31/2013	$10.50993	$11.86226	55,226,008
01/01/2014 to 12/31/2014	$11.86226	$12.03410	48,707,547
01/01/2015 to 12/31/2015	$12.03410	$11.95275	43,313,556
01/01/2016 to 12/31/2016	$11.95275	$12.25600	37,720,170
01/01/2017 to 12/31/2017	$12.25600	$14.03986	34,730,103
01/01/2018 to 12/31/2018	$14.03986	$12.73758	24,505,788
AST Global Real Estate Portfolio
01/01/2009 to 12/31/2009	$6.11356	$8.12305	1,148,210
01/01/2010 to 12/31/2010	$8.12305	$9.60279	2,343,259
01/01/2011 to 12/31/2011	$9.60279	$8.96863	1,365,221
01/01/2012 to 12/31/2012	$8.96863	$11.18481	1,941,296
01/01/2013 to 12/31/2013	$11.18481	$11.47853	2,026,740
01/01/2014 to 12/31/2014	$11.47853	$12.86101	1,953,120
01/01/2015 to 12/31/2015	$12.86101	$12.63753	1,635,442
01/01/2016 to 12/31/2016	$12.63753	$12.54068	1,419,231
01/01/2017 to 12/31/2017	$12.54068	$13.67692	1,403,628
01/01/2018 to 12/31/2018	$13.67692	$12.81654	941,166
AST Goldman Sachs Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$8.21574	$9.63064	15,821,358
01/01/2010 to 12/31/2010	$9.63064	$10.69227	15,820,580
01/01/2011 to 12/31/2011	$10.69227	$9.93581	12,948,030
01/01/2012 to 12/31/2012	$9.93581	$11.69351	10,758,682
01/01/2013 to 12/31/2013	$11.69351	$15.35813	8,989,436
01/01/2014 to 12/31/2014	$15.35813	$17.08837	7,637,977
01/01/2015 to 12/31/2015	$17.08837	$16.02976	9,591,291
01/01/2016 to 12/31/2016	$16.02976	$17.58540	8,028,173
01/01/2017 to 12/31/2017	$17.58540	$18.98180	7,996,036
01/01/2018 to 12/31/2018	$18.98180	$17.07514	6,192,331

A-41

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Mid-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$8.68793	$13.42307	5,868,356
01/01/2010 to 12/31/2010	$13.42307	$15.81896	6,728,348
01/01/2011 to 12/31/2011	$15.81896	$15.09505	4,560,864
01/01/2012 to 12/31/2012	$15.09505	$17.75759	4,904,077
01/01/2013 to 12/31/2013	$17.75759	$23.08682	5,099,534
01/01/2014 to 12/31/2014	$23.08682	$25.32324	4,212,533
01/01/2015 to 12/31/2015	$25.32324	$23.48945	6,589,806
01/01/2016 to 12/31/2016	$23.48945	$23.48269	5,545,452
01/01/2017 to 12/31/2017	$23.48269	$29.35334	5,099,466
01/01/2018 to 12/31/2018	$29.35334	$27.61105	3,953,745
AST Goldman Sachs Multi-Asset Portfolio
01/01/2009 to 12/31/2009	$7.58116	$9.19947	36,241,046
01/01/2010 to 12/31/2010	$9.19947	$10.09710	50,682,089
01/01/2011 to 12/31/2011	$10.09710	$9.88042	43,785,652
01/01/2012 to 12/31/2012	$9.88042	$10.70150	45,432,815
01/01/2013 to 12/31/2013	$10.70150	$11.55860	40,182,442
01/01/2014 to 12/31/2014	$11.55860	$11.82726	35,662,590
01/01/2015 to 12/31/2015	$11.82726	$11.52638	30,217,247
01/01/2016 to 12/31/2016	$11.52638	$11.93250	26,668,380
01/01/2017 to 12/31/2017	$11.93250	$13.17763	26,236,829
01/01/2018 to 12/31/2018	$13.17763	$12.04439	17,675,332
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2009 to 12/31/2009	$12.17249	$15.18580	2,182,014
01/01/2010 to 12/31/2010	$15.18580	$18.93317	3,471,178
01/01/2011 to 12/31/2011	$18.93317	$18.86366	2,549,765
01/01/2012 to 12/31/2012	$18.86366	$21.46286	2,633,520
01/01/2013 to 12/31/2013	$21.46286	$29.30171	3,094,420
01/01/2014 to 12/31/2014	$29.30171	$30.89259	2,931,970
01/01/2015 to 12/31/2015	$30.89259	$28.71342	2,517,413
01/01/2016 to 12/31/2016	$28.71342	$35.10662	2,308,568
01/01/2017 to 12/31/2017	$35.10662	$38.73731	2,130,539
01/01/2018 to 12/31/2018	$38.73731	$32.73675	1,589,335
AST Government Money Market Portfolio
01/01/2009 to 12/31/2009	$10.57058	$10.42178	66,786,776
01/01/2010 to 12/31/2010	$10.42178	$10.25242	50,307,852
01/01/2011 to 12/31/2011	$10.25242	$10.08558	50,902,069
01/01/2012 to 12/31/2012	$10.08558	$9.92007	39,894,836
01/01/2013 to 12/31/2013	$9.92007	$9.75615	29,504,243
01/01/2014 to 12/31/2014	$9.75615	$9.59539	25,524,289
01/01/2015 to 12/31/2015	$9.59539	$9.43719	23,153,087
01/01/2016 to 12/31/2016	$9.43719	$9.28187	20,723,986
01/01/2017 to 12/31/2017	$9.28187	$9.16030	16,486,250
01/01/2018 to 12/31/2018	$9.16030	$9.12553	14,577,153
AST High Yield Portfolio
01/01/2009 to 12/31/2009	$10.10700	$13.47425	13,509,194
01/01/2010 to 12/31/2010	$13.47425	$15.04083	12,605,729
01/01/2011 to 12/31/2011	$15.04083	$15.26232	11,922,775
01/01/2012 to 12/31/2012	$15.26232	$17.09273	10,459,161
01/01/2013 to 12/31/2013	$17.09273	$18.01778	8,393,440
01/01/2014 to 12/31/2014	$18.01778	$18.17376	5,236,999
01/01/2015 to 12/31/2015	$18.17376	$17.23689	3,602,852
01/01/2016 to 12/31/2016	$17.23689	$19.56326	3,765,331
01/01/2017 to 12/31/2017	$19.56326	$20.67893	2,918,552
01/01/2018 to 12/31/2018	$20.67893	$19.93195	2,034,537

A-42

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$7.47791	$8.78382	5,087,827
01/01/2010 to 12/31/2010	$8.78382	$9.77580	5,307,829
01/01/2011 to 12/31/2011	$9.77580	$9.21256	4,698,568
01/01/2012 to 12/31/2012	$9.21256	$10.59036	4,248,181
01/01/2013 to 12/31/2013	$10.59036	$14.56755	5,494,376
01/01/2014 to 12/31/2014	$14.56755	$16.29672	5,782,801
01/01/2015 to 12/31/2015	$16.29672	$14.77183	4,317,804
01/01/2016 to 12/31/2016	$14.77183	$17.41780	3,949,844
01/01/2017 to 12/31/2017	$17.41780	$20.41923	3,761,572
01/01/2018 to 12/31/2018	$20.41923	$17.23861	3,259,259
AST International Growth Portfolio
01/01/2009 to 12/31/2009	$11.95763	$15.91046	6,854,079
01/01/2010 to 12/31/2010	$15.91046	$17.91664	7,241,298
01/01/2011 to 12/31/2011	$17.91664	$15.34398	5,734,722
01/01/2012 to 12/31/2012	$15.34398	$18.16395	4,942,527
01/01/2013 to 12/31/2013	$18.16395	$21.26858	4,582,698
01/01/2014 to 12/31/2014	$21.26858	$19.76196	3,989,471
01/01/2015 to 12/31/2015	$19.76196	$20.04771	3,324,751
01/01/2016 to 12/31/2016	$20.04771	$18.97262	2,931,676
01/01/2017 to 12/31/2017	$18.97262	$25.27111	3,021,102
01/01/2018 to 12/31/2018	$25.27111	$21.53882	2,629,968
AST International Value Portfolio
01/01/2009 to 12/31/2009	$11.48381	$14.73896	3,492,926
01/01/2010 to 12/31/2010	$14.73896	$16.10237	3,649,081
01/01/2011 to 12/31/2011	$16.10237	$13.84955	2,916,031
01/01/2012 to 12/31/2012	$13.84955	$15.89231	2,668,328
01/01/2013 to 12/31/2013	$15.89231	$18.67292	2,705,225
01/01/2014 to 12/31/2014	$18.67292	$17.13364	2,548,306
01/01/2015 to 12/31/2015	$17.13364	$16.98867	2,467,892
01/01/2016 to 12/31/2016	$16.98867	$16.80599	2,319,732
01/01/2017 to 12/31/2017	$16.80599	$20.30026	2,283,395
01/01/2018 to 12/31/2018	$20.30026	$16.74197	1,830,771
AST J.P. Morgan Global Thematic Portfolio
01/01/2009 to 12/31/2009	$6.94424	$8.65097	25,271,257
01/01/2010 to 12/31/2010	$8.65097	$9.68393	38,344,545
01/01/2011 to 12/31/2011	$9.68393	$9.47005	31,542,321
01/01/2012 to 12/31/2012	$9.47005	$10.57870	33,772,279
01/01/2013 to 12/31/2013	$10.57870	$12.09823	34,620,680
01/01/2014 to 12/31/2014	$12.09823	$12.65595	31,218,936
01/01/2015 to 12/31/2015	$12.65595	$12.31681	27,733,638
01/01/2016 to 12/31/2016	$12.31681	$12.74599	24,643,505
01/01/2017 to 12/31/2017	$12.74599	$14.66178	23,750,547
01/01/2018 to 12/31/2018	$14.66178	$13.35565	18,355,932
AST J.P. Morgan International Equity Portfolio
01/01/2009 to 12/31/2009	$10.36784	$13.85552	5,086,873
01/01/2010 to 12/31/2010	$13.85552	$14.60401	5,905,133
01/01/2011 to 12/31/2011	$14.60401	$13.04913	4,359,903
01/01/2012 to 12/31/2012	$13.04913	$15.64529	4,428,816
01/01/2013 to 12/31/2013	$15.64529	$17.75076	4,647,244
01/01/2014 to 12/31/2014	$17.75076	$16.34657	4,276,895
01/01/2015 to 12/31/2015	$16.34657	$15.62754	3,960,328
01/01/2016 to 12/31/2016	$15.62754	$15.66712	3,354,922
01/01/2017 to 12/31/2017	$15.66712	$19.97550	3,518,759
01/01/2018 to 12/31/2018	$19.97550	$16.21247	2,855,876

A-43

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2009 to 12/31/2009	$10.44856	$12.53898	46,430,018
01/01/2010 to 12/31/2010	$12.53898	$13.23474	46,748,068
01/01/2011 to 12/31/2011	$13.23474	$13.04707	38,241,675
01/01/2012 to 12/31/2012	$13.04707	$14.20695	39,470,209
01/01/2013 to 12/31/2013	$14.20695	$15.51404	35,738,716
01/01/2014 to 12/31/2014	$15.51404	$16.08944	31,774,661
01/01/2015 to 12/31/2015	$16.08944	$15.79510	27,488,735
01/01/2016 to 12/31/2016	$15.79510	$16.13133	23,910,429
01/01/2017 to 12/31/2017	$16.13133	$17.79229	21,459,090
01/01/2018 to 12/31/2018	$17.79229	$16.60010	14,411,061
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08402	$10.29064	141,417
01/01/2010 to 12/31/2010	$10.29064	$11.26617	473,823
01/01/2011 to 12/31/2011	$11.26617	$11.15393	755,324
01/01/2012 to 12/31/2012	$11.15393	$12.63560	1,110,275
01/01/2013 to 12/31/2013	$12.63560	$16.96244	1,223,206
01/01/2014 to 12/31/2014	$16.96244	$18.26808	1,330,655
01/01/2015 to 12/31/2015	$18.26808	$19.87733	2,148,045
01/01/2016 to 12/31/2016	$19.87733	$19.26374	1,599,569
01/01/2017 to 12/31/2017	$19.26374	$25.73532	1,813,210
01/01/2018 to 12/31/2018	$25.73532	$24.90062	1,442,816
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$8.51147	$10.86212	17,250,307
01/01/2010 to 12/31/2010	$10.86212	$12.79307	17,364,094
01/01/2011 to 12/31/2011	$12.79307	$12.46741	14,080,420
01/01/2012 to 12/31/2012	$12.46741	$13.76555	11,942,585
01/01/2013 to 12/31/2013	$13.76555	$18.49514	9,091,584
01/01/2014 to 12/31/2014	$18.49514	$20.11628	9,720,568
01/01/2015 to 12/31/2015	$20.11628	$21.77709	7,424,343
01/01/2016 to 12/31/2016	$21.77709	$22.61288	6,587,463
01/01/2017 to 12/31/2017	$22.61288	$29.57790	5,433,449
01/01/2018 to 12/31/2018	$29.57790	$28.30541	3,958,406
AST MFS Global Equity Portfolio
01/01/2009 to 12/31/2009	$11.88498	$15.37175	2,567,781
01/01/2010 to 12/31/2010	$15.37175	$16.93954	3,612,405
01/01/2011 to 12/31/2011	$16.93954	$16.13853	3,114,124
01/01/2012 to 12/31/2012	$16.13853	$19.53485	3,437,135
01/01/2013 to 12/31/2013	$19.53485	$24.52181	3,984,432
01/01/2014 to 12/31/2014	$24.52181	$24.99282	3,982,260
01/01/2015 to 12/31/2015	$24.99282	$24.22021	3,944,892
01/01/2016 to 12/31/2016	$24.22021	$25.51562	3,423,715
01/01/2017 to 12/31/2017	$25.51562	$31.07864	3,333,656
01/01/2018 to 12/31/2018	$31.07864	$27.64337	2,650,577
AST MFS Growth Portfolio
01/01/2009 to 12/31/2009	$7.97628	$9.75127	4,944,538
01/01/2010 to 12/31/2010	$9.75127	$10.81643	5,238,425
01/01/2011 to 12/31/2011	$10.81643	$10.57498	4,289,955
01/01/2012 to 12/31/2012	$10.57498	$12.17716	4,420,398
01/01/2013 to 12/31/2013	$12.17716	$16.37229	4,361,903
01/01/2014 to 12/31/2014	$16.37229	$17.50467	3,793,575
01/01/2015 to 12/31/2015	$17.50467	$18.46042	3,157,980
01/01/2016 to 12/31/2016	$18.46042	$18.50343	2,652,678
01/01/2017 to 12/31/2017	$18.50343	$23.78749	2,376,378
01/01/2018 to 12/31/2018	$23.78749	$23.89579	2,034,089

A-44

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99864	$10.19678	55,298
01/01/2013 to 12/31/2013	$10.19678	$13.48882	867,495
01/01/2014 to 12/31/2014	$13.48882	$14.62166	1,003,365
01/01/2015 to 12/31/2015	$14.62166	$14.27634	1,952,834
01/01/2016 to 12/31/2016	$14.27634	$15.92914	2,634,308
01/01/2017 to 12/31/2017	$15.92914	$18.38362	2,688,469
01/01/2018 to 12/31/2018	$18.38362	$16.24354	1,757,692
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$10.03417	$13.87956	5,689,131
01/01/2010 to 12/31/2010	$13.87956	$16.84971	5,901,157
01/01/2011 to 12/31/2011	$16.84971	$16.16040	4,911,194
01/01/2012 to 12/31/2012	$16.16040	$18.61569	4,148,499
01/01/2013 to 12/31/2013	$18.61569	$25.99973	4,423,739
01/01/2014 to 12/31/2014	$25.99973	$29.21476	4,014,110
01/01/2015 to 12/31/2015	$29.21476	$27.11311	3,114,772
01/01/2016 to 12/31/2016	$27.11311	$31.52790	2,980,209
01/01/2017 to 12/31/2017	$31.52790	$35.28495	2,774,803
01/01/2018 to 12/31/2018	$35.28495	$28.99369	2,141,063
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99864	$10.32369	5,908,428
01/01/2013 to 12/31/2013	$10.32369	$12.07379	6,987,054
01/01/2014 to 12/31/2014	$12.07379	$12.48482	5,942,954
01/01/2015 to 12/31/2015	$12.48482	$12.12641	5,278,987
01/01/2016 to 12/31/2016	$12.12641	$12.44216	4,364,208
01/01/2017 to 12/31/2017	$12.44216	$14.25569	3,983,721
01/01/2018 to 12/31/2018	$14.25569	$12.85908	3,073,391
AST Parametric Emerging Markets Equity Portfolio
01/01/2009 to 12/31/2009	$5.57395	$9.12827	6,599,316
01/01/2010 to 12/31/2010	$9.12827	$10.97710	11,156,029
01/01/2011 to 12/31/2011	$10.97710	$8.60766	6,749,550
01/01/2012 to 12/31/2012	$8.60766	$9.98335	7,897,745
01/01/2013 to 12/31/2013	$9.98335	$9.84051	8,565,272
01/01/2014 to 12/31/2014	$9.84051	$9.22491	7,895,167
01/01/2015 to 12/31/2015	$9.22491	$7.55507	6,604,045
01/01/2016 to 12/31/2016	$7.55507	$8.34921	5,785,322
01/01/2017 to 12/31/2017	$8.34921	$10.37789	6,660,956
01/01/2018 to 12/31/2018	$10.37789	$8.77210	5,202,731
AST Preservation Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$9.02321	$10.65255	82,197,582
01/01/2010 to 12/31/2010	$10.65255	$11.58445	100,001,194
01/01/2011 to 12/31/2011	$11.58445	$11.50704	96,778,216
01/01/2012 to 12/31/2012	$11.50704	$12.49092	98,362,559
01/01/2013 to 12/31/2013	$12.49092	$13.41643	79,093,854
01/01/2014 to 12/31/2014	$13.41643	$13.95709	69,937,144
01/01/2015 to 12/31/2015	$13.95709	$13.74652	60,478,072
01/01/2016 to 12/31/2016	$13.74652	$14.26721	53,321,376
01/01/2017 to 12/31/2017	$14.26721	$15.45393	48,157,612
01/01/2018 to 12/31/2018	$15.45393	$14.76594	36,694,167

A-45

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01855	$10.07065	990,348
01/01/2012 to 12/31/2012	$10.07065	$10.60850	2,178,847
01/01/2013 to 12/31/2013	$10.60850	$10.19208	1,488,696
01/01/2014 to 12/31/2014	$10.19208	$10.63147	2,499,201
01/01/2015 to 12/31/2015	$10.63147	$10.42806	3,280,429
01/01/2016 to 12/31/2016	$10.42806	$10.68804	4,184,993
01/01/2017 to 12/31/2017	$10.68804	$11.10833	4,756,264
01/01/2018 to 12/31/2018	$11.10833	$10.83520	4,041,798
AST Prudential Growth Allocation Portfolio
01/01/2009 to 12/31/2009	$6.69703	$8.29738	93,813,703
01/01/2010 to 12/31/2010	$8.29738	$9.71261	115,827,900
01/01/2011 to 12/31/2011	$9.71261	$8.95893	75,603,365
01/01/2012 to 12/31/2012	$8.95893	$9.94941	89,282,138
01/01/2013 to 12/31/2013	$9.94941	$11.45130	87,210,945
01/01/2014 to 12/31/2014	$11.45130	$12.29819	83,056,988
01/01/2015 to 12/31/2015	$12.29819	$12.02114	119,678,650
01/01/2016 to 12/31/2016	$12.02114	$13.01668	109,389,517
01/01/2017 to 12/31/2017	$13.01668	$14.86317	160,964,447
01/01/2018 to 12/31/2018	$14.86317	$13.50638	116,807,822
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99863	$11.67690	5,665
01/01/2014 to 12/31/2014	$11.67690	$13.23473	121,259
01/01/2015 to 12/31/2015	$13.23473	$13.21718	110,869
01/01/2016 to 12/31/2016	$13.21718	$14.41070	164,589
01/01/2017 to 12/31/2017	$14.41070	$17.20835	129,742
01/01/2018 to 12/31/2018	$17.20835	$15.71265	84,609
AST QMA US Equity Alpha Portfolio
01/01/2009 to 12/31/2009	$7.55099	$9.04705	3,372,332
01/01/2010 to 12/31/2010	$9.04705	$10.23676	3,360,531
01/01/2011 to 12/31/2011	$10.23676	$10.41616	3,055,694
01/01/2012 to 12/31/2012	$10.41616	$12.17038	3,262,831
01/01/2013 to 12/31/2013	$12.17038	$15.85102	2,976,003
01/01/2014 to 12/31/2014	$15.85102	$18.27304	3,494,194
01/01/2015 to 12/31/2015	$18.27304	$18.52495	3,027,107
01/01/2016 to 12/31/2016	$18.52495	$20.92483	2,813,790
01/01/2017 to 12/31/2017	$20.92483	$25.15993	2,523,084
01/01/2018 to 12/31/2018	$25.15993	$22.70938	1,877,971
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99863	$8.89993	201,672
01/01/2012 to 12/31/2012	$8.89993	$9.90453	384,520
01/01/2013 to 12/31/2013	$9.90453	$11.92295	2,227,707
01/01/2014 to 12/31/2014	$11.92295	$12.48854	3,954,057
01/01/2015 to 12/31/2015	$12.48854	$12.30097	4,987,695
01/01/2016 to 12/31/2016	$12.30097	$12.86335	4,710,731
01/01/2017 to 12/31/2017	$12.86335	$14.95293	4,399,931
01/01/2018 to 12/31/2018	$14.95293	$13.74498	3,617,905

A-46

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST RCM World Trends Portfolio
01/01/2009 to 12/31/2009	$7.15279	$8.68011	39,406,298
01/01/2010 to 12/31/2010	$8.68011	$9.55431	54,818,248
01/01/2011 to 12/31/2011	$9.55431	$9.22617	46,132,040
01/01/2012 to 12/31/2012	$9.22617	$10.00670	48,879,191
01/01/2013 to 12/31/2013	$10.00670	$11.06575	45,150,001
01/01/2014 to 12/31/2014	$11.06575	$11.44247	40,205,928
01/01/2015 to 12/31/2015	$11.44247	$11.23501	40,797,665
01/01/2016 to 12/31/2016	$11.23501	$11.58210	35,232,688
01/01/2017 to 12/31/2017	$11.58210	$13.24060	32,661,609
01/01/2018 to 12/31/2018	$13.24060	$11.99194	22,626,183
AST Small-Cap Growth Opportunities Portfolio
01/01/2009 to 12/31/2009	$11.08253	$14.45984	3,702,808
01/01/2010 to 12/31/2010	$14.45984	$18.84985	4,200,876
01/01/2011 to 12/31/2011	$18.84985	$16.10840	4,029,967
01/01/2012 to 12/31/2012	$16.10840	$19.02245	3,987,156
01/01/2013 to 12/31/2013	$19.02245	$26.34396	3,589,232
01/01/2014 to 12/31/2014	$26.34396	$27.18947	3,049,744
01/01/2015 to 12/31/2015	$27.18947	$27.09786	2,435,616
01/01/2016 to 12/31/2016	$27.09786	$28.70362	2,019,066
01/01/2017 to 12/31/2017	$28.70362	$36.04862	1,824,209
01/01/2018 to 12/31/2018	$36.04862	$31.60636	1,485,600
AST Small-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$6.74114	$8.87798	2,524,147
01/01/2010 to 12/31/2010	$8.87798	$11.91138	4,648,452
01/01/2011 to 12/31/2011	$11.91138	$11.60040	3,213,655
01/01/2012 to 12/31/2012	$11.60040	$12.79787	3,096,260
01/01/2013 to 12/31/2013	$12.79787	$17.01398	4,073,887
01/01/2014 to 12/31/2014	$17.01398	$17.37236	3,201,641
01/01/2015 to 12/31/2015	$17.37236	$17.22002	3,111,281
01/01/2016 to 12/31/2016	$17.22002	$18.98180	2,541,436
01/01/2017 to 12/31/2017	$18.98180	$23.13433	2,373,358
01/01/2018 to 12/31/2018	$23.13433	$20.83844	2,003,260
AST Small-Cap Value Portfolio
01/01/2009 to 12/31/2009	$11.29737	$14.11106	6,242,625
01/01/2010 to 12/31/2010	$14.11106	$17.48588	6,195,308
01/01/2011 to 12/31/2011	$17.48588	$16.17000	5,166,090
01/01/2012 to 12/31/2012	$16.17000	$18.79089	3,913,693
01/01/2013 to 12/31/2013	$18.79089	$25.39300	3,418,708
01/01/2014 to 12/31/2014	$25.39300	$26.28974	2,808,610
01/01/2015 to 12/31/2015	$26.28974	$24.74160	2,217,703
01/01/2016 to 12/31/2016	$24.74160	$31.44064	2,012,505
01/01/2017 to 12/31/2017	$31.44064	$33.19514	1,801,371
01/01/2018 to 12/31/2018	$33.19514	$27.07026	1,411,502
AST T. Rowe Price Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$10.52133	$12.84558	40,732,836
01/01/2010 to 12/31/2010	$12.84558	$14.09096	53,827,291
01/01/2011 to 12/31/2011	$14.09096	$14.13372	46,623,273
01/01/2012 to 12/31/2012	$14.13372	$15.77625	53,661,984
01/01/2013 to 12/31/2013	$15.77625	$18.12778	56,537,325
01/01/2014 to 12/31/2014	$18.12778	$18.87698	53,036,351
01/01/2015 to 12/31/2015	$18.87698	$18.57330	61,153,146
01/01/2016 to 12/31/2016	$18.57330	$19.64557	56,227,573
01/01/2017 to 12/31/2017	$19.64557	$22.29926	52,223,562
01/01/2018 to 12/31/2018	$22.29926	$20.76119	40,681,987

A-47

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$6.98928	$10.54281	10,159,519
01/01/2010 to 12/31/2010	$10.54281	$12.00822	12,250,636
01/01/2011 to 12/31/2011	$12.00822	$11.61022	9,294,364
01/01/2012 to 12/31/2012	$11.61022	$13.42613	10,725,477
01/01/2013 to 12/31/2013	$13.42613	$19.01819	11,809,685
01/01/2014 to 12/31/2014	$19.01819	$20.26543	11,237,461
01/01/2015 to 12/31/2015	$20.26543	$21.84110	10,710,975
01/01/2016 to 12/31/2016	$21.84110	$22.06119	8,827,493
01/01/2017 to 12/31/2017	$22.06119	$29.91878	7,920,851
01/01/2018 to 12/31/2018	$29.91878	$30.56007	6,705,902
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$9.89726	$11.51138	3,294,871
01/01/2010 to 12/31/2010	$11.51138	$12.73012	3,942,580
01/01/2011 to 12/31/2011	$12.73012	$12.45869	3,528,509
01/01/2012 to 12/31/2012	$12.45869	$13.89489	3,502,241
01/01/2013 to 12/31/2013	$13.89489	$18.39802	2,924,047
01/01/2014 to 12/31/2014	$18.39802	$18.37636	2,608,050
01/01/2015 to 12/31/2015	$18.37636	$16.97727	1,990,270
01/01/2016 to 12/31/2016	$16.97727	$17.72105	1,666,275
01/01/2017 to 12/31/2017	$17.72105	$20.31456	1,508,223
01/01/2018 to 12/31/2018	$20.31456	$18.03762	1,557,450
AST T. Rowe Price Natural Resources Portfolio
01/01/2009 to 12/31/2009	$16.26651	$23.89300	4,621,252
01/01/2010 to 12/31/2010	$23.89300	$28.30538	5,827,673
01/01/2011 to 12/31/2011	$28.30538	$23.68588	4,562,770
01/01/2012 to 12/31/2012	$23.68588	$24.13710	4,495,210
01/01/2013 to 12/31/2013	$24.13710	$27.39014	3,688,022
01/01/2014 to 12/31/2014	$27.39014	$24.68587	3,347,866
01/01/2015 to 12/31/2015	$24.68587	$19.60403	2,736,765
01/01/2016 to 12/31/2016	$19.60403	$24.02744	2,471,111
01/01/2017 to 12/31/2017	$24.02744	$26.06762	2,347,242
01/01/2018 to 12/31/2018	$26.06762	$21.36593	1,497,045
AST Templeton Global Bond Portfolio
01/01/2009 to 12/31/2009	$13.66702	$15.07011	6,337,072
01/01/2010 to 12/31/2010	$15.07011	$15.67276	7,114,847
01/01/2011 to 12/31/2011	$15.67276	$16.05020	6,639,260
01/01/2012 to 12/31/2012	$16.05020	$16.60993	5,533,305
01/01/2013 to 12/31/2013	$16.60993	$15.72265	4,600,108
01/01/2014 to 12/31/2014	$15.72265	$15.54940	3,672,856
01/01/2015 to 12/31/2015	$15.54940	$14.58660	2,897,161
01/01/2016 to 12/31/2016	$14.58660	$14.97157	2,569,689
01/01/2017 to 12/31/2017	$14.97157	$15.02573	2,555,780
01/01/2018 to 12/31/2018	$15.02573	$15.07193	1,855,828
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$8.86613	$12.11071	2,137,413
01/01/2010 to 12/31/2010	$12.11071	$14.72294	2,978,973
01/01/2011 to 12/31/2011	$14.72294	$13.98059	2,405,087
01/01/2012 to 12/31/2012	$13.98059	$16.28103	2,424,624
01/01/2013 to 12/31/2013	$16.28103	$21.20296	2,138,372
01/01/2014 to 12/31/2014	$21.20296	$23.97472	1,904,816
01/01/2015 to 12/31/2015	$23.97472	$22.02086	1,494,027
01/01/2016 to 12/31/2016	$22.02086	$24.68960	1,298,357
01/01/2017 to 12/31/2017	$24.68960	$28.78313	1,173,758
01/01/2018 to 12/31/2018	$28.78313	$23.62781	878,983

A-48

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Wellington Management Hedged Equity Portfolio
01/01/2009 to 12/31/2009	$6.95145	$8.78049	9,942,981
01/01/2010 to 12/31/2010	$8.78049	$9.89961	10,821,793
01/01/2011 to 12/31/2011	$9.89961	$9.40004	9,943,871
01/01/2012 to 12/31/2012	$9.40004	$10.26232	11,856,015
01/01/2013 to 12/31/2013	$10.26232	$12.16245	18,749,421
01/01/2014 to 12/31/2014	$12.16245	$12.62018	17,319,518
01/01/2015 to 12/31/2015	$12.62018	$12.33340	14,012,636
01/01/2016 to 12/31/2016	$12.33340	$12.92180	11,955,695
01/01/2017 to 12/31/2017	$12.92180	$14.43687	10,256,275
01/01/2018 to 12/31/2018	$14.43687	$13.48791	7,052,519
AST Western Asset Core Plus Bond Portfolio
01/01/2009 to 12/31/2009	$9.30331	$10.21392	12,750,275
01/01/2010 to 12/31/2010	$10.21392	$10.82874	17,651,916
01/01/2011 to 12/31/2011	$10.82874	$11.29192	18,170,336
01/01/2012 to 12/31/2012	$11.29192	$11.97752	18,416,796
01/01/2013 to 12/31/2013	$11.97752	$11.60405	17,928,589
01/01/2014 to 12/31/2014	$11.60405	$12.23394	19,702,934
01/01/2015 to 12/31/2015	$12.23394	$12.18082	18,938,735
01/01/2016 to 12/31/2016	$12.18082	$12.59720	19,007,777
01/01/2017 to 12/31/2017	$12.59720	$13.17153	19,214,511
01/01/2018 to 12/31/2018	$13.17153	$12.65978	20,284,879
AST Western Asset Emerging Markets Debt Portfolio
08/20/2012* to 12/31/2012	$9.99864	$10.38562	105,388
01/01/2013 to 12/31/2013	$10.38562	$9.38335	38,455
01/01/2014 to 12/31/2014	$9.38335	$9.35350	31,203
01/01/2015 to 12/31/2015	$9.35350	$8.91550	23,311
01/01/2016 to 12/31/2016	$8.91550	$9.69862	44,956
01/01/2017 to 12/31/2017	$9.69862	$10.42621	70,116
01/01/2018 to 12/31/2018	$10.42621	$9.56962	24,967
Invesco V.I. Diversified Dividend Fund - Series I
04/29/2011* to 12/31/2011	$9.99297	$9.12172	385,638
01/01/2012 to 12/31/2012	$9.12172	$10.65067	500,266
01/01/2013 to 12/31/2013	$10.65067	$13.72611	615,161
01/01/2014 to 12/31/2014	$13.72611	$15.23128	471,181
01/01/2015 to 12/31/2015	$15.23128	$15.28953	401,693
01/01/2016 to 12/31/2016	$15.28953	$17.26551	368,250
01/01/2017 to 12/31/2017	$17.26551	$18.43752	221,816
01/01/2018 to 12/31/2018	$18.43752	$16.75829	153,789
Invesco V.I. Health Care Fund - Series I
formerly,Invesco V.I. Global Health Care Fund - Series I
01/01/2009 to 12/31/2009	$9.04285	$11.35499	1,181,689
01/01/2010 to 12/31/2010	$11.35499	$11.75885	545,135
01/01/2011 to 12/31/2011	$11.75885	$12.02209	524,638
01/01/2012 to 12/31/2012	$12.02209	$14.29418	462,518
01/01/2013 to 12/31/2013	$14.29418	$19.75802	464,049
01/01/2014 to 12/31/2014	$19.75802	$23.25416	483,876
01/01/2015 to 12/31/2015	$23.25416	$23.59376	397,984
01/01/2016 to 12/31/2016	$23.59376	$20.54588	211,321
01/01/2017 to 12/31/2017	$20.54588	$23.40614	156,236
01/01/2018 to 12/31/2018	$23.40614	$23.22592	109,879

A-49

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Growth Portfolio, Series I
04/27/2012* to 12/31/2012	$10.04992	$9.76598	229,829
01/01/2013 to 12/31/2013	$9.76598	$13.16014	522,396
01/01/2014 to 12/31/2014	$13.16014	$13.98316	170,256
01/01/2015 to 12/31/2015	$13.98316	$13.91821	202,132
01/01/2016 to 12/31/2016	$13.91821	$13.79262	155,646
01/01/2017 to 12/31/2017	$13.79262	$16.61688	127,674
01/01/2018 to 12/31/2018	$16.61688	$15.42878	95,975
Invesco V.I. Technology Fund - Series I
01/01/2009 to 12/31/2009	$5.10918	$7.90916	970,438
01/01/2010 to 12/31/2010	$7.90916	$9.43610	1,132,899
01/01/2011 to 12/31/2011	$9.43610	$8.81160	530,679
01/01/2012 to 12/31/2012	$8.81160	$9.64332	353,005
01/01/2013 to 12/31/2013	$9.64332	$11.86901	292,049
01/01/2014 to 12/31/2014	$11.86901	$12.96327	263,606
01/01/2015 to 12/31/2015	$12.96327	$13.61824	242,522
01/01/2016 to 12/31/2016	$13.61824	$13.29285	168,453
01/01/2017 to 12/31/2017	$13.29285	$17.66759	171,795
01/01/2018 to 12/31/2018	$17.66759	$17.29548	129,324
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.12646	$9.72947	615,276
01/01/2017 to 12/31/2017	$9.72947	$13.50201	462,006
01/01/2018 to 12/31/2018	$13.50201	$10.92645	370,695
ProFund VP Asia 30
01/01/2009 to 12/31/2009	$13.91408	$21.10176	1,821,822
01/01/2010 to 12/31/2010	$21.10176	$23.63992	1,172,241
01/01/2011 to 12/31/2011	$23.63992	$16.97356	568,287
01/01/2012 to 12/31/2012	$16.97356	$19.27642	518,241
01/01/2013 to 12/31/2013	$19.27642	$21.79682	354,325
01/01/2014 to 12/31/2014	$21.79682	$21.10086	204,908
01/01/2015 to 12/31/2015	$21.10086	$18.80608	180,718
01/01/2016 to 12/31/2016	$18.80608	$18.61502	148,488
01/01/2017 to 12/31/2017	$18.61502	$24.32829	112,746
01/01/2018 to 12/31/2018	$24.32829	$19.47556	91,038
ProFund VP Banks
01/01/2009 to 12/31/2009	$4.98611	$4.69572	746,620
01/01/2010 to 12/31/2010	$4.69572	$5.00317	821,032
01/01/2011 to 12/31/2011	$5.00317	$3.60428	310,912
01/01/2012 to 12/31/2012	$3.60428	$4.72871	683,662
01/01/2013 to 12/31/2013	$4.72871	$6.20665	377,961
01/01/2014 to 12/31/2014	$6.20665	$6.73762	257,672
01/01/2015 to 12/31/2015	$6.73762	$6.59775	282,280
01/01/2016 to 12/31/2016	$6.59775	$7.99649	320,116
01/01/2017 to 12/31/2017	$7.99649	$9.27422	246,713
01/01/2018 to 12/31/2018	$9.27422	$7.48804	124,219
ProFund VP Basic Materials
01/01/2009 to 12/31/2009	$8.33841	$13.31601	1,841,267
01/01/2010 to 12/31/2010	$13.31601	$16.98559	1,479,120
01/01/2011 to 12/31/2011	$16.98559	$14.00749	513,298
01/01/2012 to 12/31/2012	$14.00749	$14.94486	344,526
01/01/2013 to 12/31/2013	$14.94486	$17.40749	287,699
01/01/2014 to 12/31/2014	$17.40749	$17.40906	201,578
01/01/2015 to 12/31/2015	$17.40906	$14.73790	148,177
01/01/2016 to 12/31/2016	$14.73790	$17.17575	183,361
01/01/2017 to 12/31/2017	$17.17575	$20.77141	122,336
01/01/2018 to 12/31/2018	$20.77141	$16.81962	72,767

A-50

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Bear
01/01/2009 to 12/31/2009	$8.94911	$6.34849	1,995,516
01/01/2010 to 12/31/2010	$6.34849	$5.13247	1,870,682
01/01/2011 to 12/31/2011	$5.13247	$4.59941	2,082,893
01/01/2012 to 12/31/2012	$4.59941	$3.77263	965,635
01/01/2013 to 12/31/2013	$3.77263	$2.72523	911,837
01/01/2014 to 12/31/2014	$2.72523	$2.29833	951,939
01/01/2015 to 12/31/2015	$2.29833	$2.14911	511,021
01/01/2016 to 12/31/2016	$2.14911	$1.83779	713,945
01/01/2017 to 12/31/2017	$1.83779	$1.48290	445,534
01/01/2018 to 12/31/2018	$1.48290	$1.51747	302,709
ProFund VP Biotechnology
01/01/2009 to 12/31/2009	$11.33250	$11.55992	355,182
01/01/2010 to 12/31/2010	$11.55992	$11.94922	254,803
01/01/2011 to 12/31/2011	$11.94922	$12.52334	188,759
01/01/2012 to 12/31/2012	$12.52334	$17.32996	338,800
01/01/2013 to 12/31/2013	$17.32996	$28.70550	326,187
01/01/2014 to 12/31/2014	$28.70550	$36.62452	259,481
01/01/2015 to 12/31/2015	$36.62452	$37.20907	163,042
01/01/2016 to 12/31/2016	$37.20907	$30.93209	86,316
01/01/2017 to 12/31/2017	$30.93209	$37.28121	96,712
01/01/2018 to 12/31/2018	$37.28121	$34.18850	56,646
ProFund VP Bull
01/01/2009 to 12/31/2009	$7.42681	$9.08242	3,113,781
01/01/2010 to 12/31/2010	$9.08242	$10.05618	2,476,971
01/01/2011 to 12/31/2011	$10.05618	$9.89068	3,165,929
01/01/2012 to 12/31/2012	$9.89068	$11.07807	1,499,016
01/01/2013 to 12/31/2013	$11.07807	$14.13739	1,204,038
01/01/2014 to 12/31/2014	$14.13739	$15.49877	1,173,460
01/01/2015 to 12/31/2015	$15.49877	$15.17320	592,041
01/01/2016 to 12/31/2016	$15.17320	$16.36515	445,098
01/01/2017 to 12/31/2017	$16.36515	$19.20921	584,910
01/01/2018 to 12/31/2018	$19.20921	$17.72927	533,516
ProFund VP Consumer Goods Portfolio
01/01/2009 to 12/31/2009	$8.57802	$10.25601	812,567
01/01/2010 to 12/31/2010	$10.25601	$11.83819	702,138
01/01/2011 to 12/31/2011	$11.83819	$12.45197	765,549
01/01/2012 to 12/31/2012	$12.45197	$13.57589	450,591
01/01/2013 to 12/31/2013	$13.57589	$17.15075	573,128
01/01/2014 to 12/31/2014	$17.15075	$18.59286	574,747
01/01/2015 to 12/31/2015	$18.59286	$19.04740	433,302
01/01/2016 to 12/31/2016	$19.04740	$19.39767	291,761
01/01/2017 to 12/31/2017	$19.39767	$21.95063	224,043
01/01/2018 to 12/31/2018	$21.95063	$18.39105	151,311
ProFund VP Consumer Services
01/01/2009 to 12/31/2009	$6.01368	$7.73635	295,250
01/01/2010 to 12/31/2010	$7.73635	$9.23618	1,046,739
01/01/2011 to 12/31/2011	$9.23618	$9.58355	481,308
01/01/2012 to 12/31/2012	$9.58355	$11.50802	539,898
01/01/2013 to 12/31/2013	$11.50802	$15.83072	745,470
01/01/2014 to 12/31/2014	$15.83072	$17.50968	425,388
01/01/2015 to 12/31/2015	$17.50968	$18.02838	482,805
01/01/2016 to 12/31/2016	$18.02838	$18.47385	305,220
01/01/2017 to 12/31/2017	$18.47385	$21.50721	262,197
01/01/2018 to 12/31/2018	$21.50721	$21.28058	233,955

A-51

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Europe 30
01/01/2009 to 12/31/2009	$9.27969	$12.07392	1,184,717
01/01/2010 to 12/31/2010	$12.07392	$12.18752	852,300
01/01/2011 to 12/31/2011	$12.18752	$10.92163	333,570
01/01/2012 to 12/31/2012	$10.92163	$12.52352	461,143
01/01/2013 to 12/31/2013	$12.52352	$14.98184	561,564
01/01/2014 to 12/31/2014	$14.98184	$13.46052	318,682
01/01/2015 to 12/31/2015	$13.46052	$11.79832	323,881
01/01/2016 to 12/31/2016	$11.79832	$12.51036	289,183
01/01/2017 to 12/31/2017	$12.51036	$14.72997	244,299
01/01/2018 to 12/31/2018	$14.72997	$12.43894	200,126
ProFund VP Financials
01/01/2009 to 12/31/2009	$5.56539	$6.29512	1,432,294
01/01/2010 to 12/31/2010	$6.29512	$6.86798	1,397,974
01/01/2011 to 12/31/2011	$6.86798	$5.82051	1,034,776
01/01/2012 to 12/31/2012	$5.82051	$7.13998	1,345,907
01/01/2013 to 12/31/2013	$7.13998	$9.27481	1,595,424
01/01/2014 to 12/31/2014	$9.27481	$10.30006	1,201,102
01/01/2015 to 12/31/2015	$10.30006	$9.97874	975,396
01/01/2016 to 12/31/2016	$9.97874	$11.31810	1,090,533
01/01/2017 to 12/31/2017	$11.31810	$13.15665	873,662
01/01/2018 to 12/31/2018	$13.15665	$11.58892	535,695
ProFund VP Health Care
01/01/2009 to 12/31/2009	$7.77558	$9.14274	1,148,607
01/01/2010 to 12/31/2010	$9.14274	$9.24755	875,030
01/01/2011 to 12/31/2011	$9.24755	$10.01493	924,616
01/01/2012 to 12/31/2012	$10.01493	$11.56360	1,121,561
01/01/2013 to 12/31/2013	$11.56360	$15.89446	1,361,062
01/01/2014 to 12/31/2014	$15.89446	$19.33701	1,316,203
01/01/2015 to 12/31/2015	$19.33701	$19.97324	1,214,167
01/01/2016 to 12/31/2016	$19.97324	$18.84835	746,538
01/01/2017 to 12/31/2017	$18.84835	$22.41599	644,252
01/01/2018 to 12/31/2018	$22.41599	$23.02195	561,239
ProFund VP Industrials
01/01/2009 to 12/31/2009	$7.93126	$9.68021	634,240
01/01/2010 to 12/31/2010	$9.68021	$11.78155	641,229
01/01/2011 to 12/31/2011	$11.78155	$11.38066	404,533
01/01/2012 to 12/31/2012	$11.38066	$12.96094	379,889
01/01/2013 to 12/31/2013	$12.96094	$17.61512	514,535
01/01/2014 to 12/31/2014	$17.61512	$18.29075	381,463
01/01/2015 to 12/31/2015	$18.29075	$17.37362	230,450
01/01/2016 to 12/31/2016	$17.37362	$20.08591	332,901
01/01/2017 to 12/31/2017	$20.08591	$24.18035	297,557
01/01/2018 to 12/31/2018	$24.18035	$20.74370	120,125
ProFund VP Internet
01/01/2009 to 12/31/2009	$11.07782	$19.31472	507,210
01/01/2010 to 12/31/2010	$19.31472	$25.69739	455,035
01/01/2011 to 12/31/2011	$25.69739	$23.52770	92,624
01/01/2012 to 12/31/2012	$23.52770	$27.71190	98,828
01/01/2013 to 12/31/2013	$27.71190	$41.34854	134,453
01/01/2014 to 12/31/2014	$41.34854	$41.12237	46,264
01/01/2015 to 12/31/2015	$41.12237	$48.67555	88,272
01/01/2016 to 12/31/2016	$48.67555	$50.52169	50,482
01/01/2017 to 12/31/2017	$50.52169	$67.60465	28,747
01/01/2018 to 12/31/2018	$67.60465	$69.76315	18,650

A-52

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Japan
01/01/2009 to 12/31/2009	$7.47329	$8.10920	519,793
01/01/2010 to 12/31/2010	$8.10920	$7.45426	414,005
01/01/2011 to 12/31/2011	$7.45426	$5.97226	292,468
01/01/2012 to 12/31/2012	$5.97226	$7.22157	445,817
01/01/2013 to 12/31/2013	$7.22157	$10.52835	616,969
01/01/2014 to 12/31/2014	$10.52835	$10.68867	321,351
01/01/2015 to 12/31/2015	$10.68867	$11.12292	271,326
01/01/2016 to 12/31/2016	$11.12292	$10.98500	213,374
01/01/2017 to 12/31/2017	$10.98500	$12.79780	207,879
01/01/2018 to 12/31/2018	$12.79780	$11.12102	185,679
ProFund VP Large-Cap Growth
01/01/2009 to 12/31/2009	$7.36941	$9.40289	1,530,601
01/01/2010 to 12/31/2010	$9.40289	$10.46700	1,282,022
01/01/2011 to 12/31/2011	$10.46700	$10.61678	1,146,789
01/01/2012 to 12/31/2012	$10.61678	$11.76932	796,871
01/01/2013 to 12/31/2013	$11.76932	$15.12476	730,784
01/01/2014 to 12/31/2014	$15.12476	$16.79832	876,271
01/01/2015 to 12/31/2015	$16.79832	$17.14180	474,182
01/01/2016 to 12/31/2016	$17.14180	$17.70515	358,253
01/01/2017 to 12/31/2017	$17.70515	$21.81809	334,476
01/01/2018 to 12/31/2018	$21.81809	$21.05704	251,064
ProFund VP Large-Cap Value
01/01/2009 to 12/31/2009	$7.07061	$8.30752	1,108,254
01/01/2010 to 12/31/2010	$8.30752	$9.22395	1,501,797
01/01/2011 to 12/31/2011	$9.22395	$8.95601	1,122,050
01/01/2012 to 12/31/2012	$8.95601	$10.16621	776,810
01/01/2013 to 12/31/2013	$10.16621	$12.98726	482,427
01/01/2014 to 12/31/2014	$12.98726	$14.11097	780,687
01/01/2015 to 12/31/2015	$14.11097	$13.22098	518,567
01/01/2016 to 12/31/2016	$13.22098	$15.00989	589,195
01/01/2017 to 12/31/2017	$15.00989	$16.74626	394,444
01/01/2018 to 12/31/2018	$16.74626	$14.71825	278,476
ProFund VP Mid-Cap Growth
01/01/2009 to 12/31/2009	$7.82896	$10.65021	1,903,627
01/01/2010 to 12/31/2010	$10.65021	$13.45122	2,021,397
01/01/2011 to 12/31/2011	$13.45122	$12.84677	1,040,542
01/01/2012 to 12/31/2012	$12.84677	$14.57782	684,764
01/01/2013 to 12/31/2013	$14.57782	$18.71380	592,623
01/01/2014 to 12/31/2014	$18.71380	$19.48939	371,987
01/01/2015 to 12/31/2015	$19.48939	$19.22211	357,650
01/01/2016 to 12/31/2016	$19.22211	$21.34005	331,122
01/01/2017 to 12/31/2017	$21.34005	$24.83120	303,762
01/01/2018 to 12/31/2018	$24.83120	$21.49420	232,983
ProFund VP Mid-Cap Value
01/01/2009 to 12/31/2009	$8.58307	$11.04745	1,398,727
01/01/2010 to 12/31/2010	$11.04745	$13.08729	908,539
01/01/2011 to 12/31/2011	$13.08729	$12.36664	727,867
01/01/2012 to 12/31/2012	$12.36664	$14.17686	552,448
01/01/2013 to 12/31/2013	$14.17686	$18.42699	479,583
01/01/2014 to 12/31/2014	$18.42699	$19.96887	288,875
01/01/2015 to 12/31/2015	$19.96887	$18.02406	236,249
01/01/2016 to 12/31/2016	$18.02406	$22.04239	474,547
01/01/2017 to 12/31/2017	$22.04239	$23.97945	245,313
01/01/2018 to 12/31/2018	$23.97945	$20.44765	150,923

A-53

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP NASDAQ-100
01/01/2009 to 12/31/2009	$6.64986	$9.94164	1,813,909
01/01/2010 to 12/31/2010	$9.94164	$11.56165	1,576,633
01/01/2011 to 12/31/2011	$11.56165	$11.53676	909,044
01/01/2012 to 12/31/2012	$11.53676	$13.18763	644,940
01/01/2013 to 12/31/2013	$13.18763	$17.41567	507,723
01/01/2014 to 12/31/2014	$17.41567	$20.04118	490,538
01/01/2015 to 12/31/2015	$20.04118	$21.17985	411,272
01/01/2016 to 12/31/2016	$21.17985	$21.92619	193,838
01/01/2017 to 12/31/2017	$21.92619	$28.11521	168,628
01/01/2018 to 12/31/2018	$28.11521	$27.13182	130,884
ProFund VP Oil & Gas
01/01/2009 to 12/31/2009	$16.50264	$18.74595	1,326,030
01/01/2010 to 12/31/2010	$18.74595	$21.71150	1,296,969
01/01/2011 to 12/31/2011	$21.71150	$21.83365	829,408
01/01/2012 to 12/31/2012	$21.83365	$22.09472	551,530
01/01/2013 to 12/31/2013	$22.09472	$26.96103	414,618
01/01/2014 to 12/31/2014	$26.96103	$23.63437	346,412
01/01/2015 to 12/31/2015	$23.63437	$17.81132	258,376
01/01/2016 to 12/31/2016	$17.81132	$21.75488	239,263
01/01/2017 to 12/31/2017	$21.75488	$20.71774	132,569
01/01/2018 to 12/31/2018	$20.71774	$16.25359	75,155
ProFund VP Pharmaceuticals
01/01/2009 to 12/31/2009	$6.59683	$7.58424	521,245
01/01/2010 to 12/31/2010	$7.58424	$7.49464	268,122
01/01/2011 to 12/31/2011	$7.49464	$8.56033	862,925
01/01/2012 to 12/31/2012	$8.56033	$9.41676	302,309
01/01/2013 to 12/31/2013	$9.41676	$12.19047	276,233
01/01/2014 to 12/31/2014	$12.19047	$14.31041	297,503
01/01/2015 to 12/31/2015	$14.31041	$14.69965	159,802
01/01/2016 to 12/31/2016	$14.69965	$13.91791	92,869
01/01/2017 to 12/31/2017	$13.91791	$15.10676	78,826
01/01/2018 to 12/31/2018	$15.10676	$13.93522	47,460
ProFund VP Precious Metals
01/01/2009 to 12/31/2009	$12.66417	$16.85510	2,850,817
01/01/2010 to 12/31/2010	$16.85510	$22.03600	2,921,018
01/01/2011 to 12/31/2011	$22.03600	$17.50856	2,103,701
01/01/2012 to 12/31/2012	$17.50856	$14.71425	1,572,080
01/01/2013 to 12/31/2013	$14.71425	$8.98001	1,162,887
01/01/2014 to 12/31/2014	$8.98001	$6.72391	630,558
01/01/2015 to 12/31/2015	$6.72391	$4.44037	535,237
01/01/2016 to 12/31/2016	$4.44037	$6.80495	528,907
01/01/2017 to 12/31/2017	$6.80495	$7.04624	370,808
01/01/2018 to 12/31/2018	$7.04624	$5.99592	318,082
ProFund VP Real Estate
01/01/2009 to 12/31/2009	$10.09213	$12.69458	557,087
01/01/2010 to 12/31/2010	$12.69458	$15.56804	509,622
01/01/2011 to 12/31/2011	$15.56804	$16.03891	345,408
01/01/2012 to 12/31/2012	$16.03891	$18.48252	392,557
01/01/2013 to 12/31/2013	$18.48252	$18.19431	325,883
01/01/2014 to 12/31/2014	$18.19431	$22.37078	289,291
01/01/2015 to 12/31/2015	$22.37078	$22.07298	179,238
01/01/2016 to 12/31/2016	$22.07298	$22.95255	135,429
01/01/2017 to 12/31/2017	$22.95255	$24.39208	94,186
01/01/2018 to 12/31/2018	$24.39208	$22.62081	103,574

A-54

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Rising Rates Opportunity
01/01/2009 to 12/31/2009	$3.69802	$4.80759	3,128,225
01/01/2010 to 12/31/2010	$4.80759	$3.97042	4,679,376
01/01/2011 to 12/31/2011	$3.97042	$2.44059	2,645,539
01/01/2012 to 12/31/2012	$2.44059	$2.23383	1,760,429
01/01/2013 to 12/31/2013	$2.23383	$2.55893	3,779,215
01/01/2014 to 12/31/2014	$2.55893	$1.75517	3,810,891
01/01/2015 to 12/31/2015	$1.75517	$1.69877	2,300,690
01/01/2016 to 12/31/2016	$1.69877	$1.58459	3,979,174
01/01/2017 to 12/31/2017	$1.58459	$1.37292	672,668
01/01/2018 to 12/31/2018	$1.37292	$1.40630	553,158
ProFund VP Semiconductor
01/01/2009 to 12/31/2009	$3.63084	$5.85592	794,698
01/01/2010 to 12/31/2010	$5.85592	$6.47385	188,040
01/01/2011 to 12/31/2011	$6.47385	$6.11890	125,111
01/01/2012 to 12/31/2012	$6.11890	$5.76682	77,903
01/01/2013 to 12/31/2013	$5.76682	$7.57041	62,931
01/01/2014 to 12/31/2014	$7.57041	$10.01645	125,840
01/01/2015 to 12/31/2015	$10.01645	$9.56793	75,681
01/01/2016 to 12/31/2016	$9.56793	$12.01791	55,108
01/01/2017 to 12/31/2017	$12.01791	$16.02301	67,046
01/01/2018 to 12/31/2018	$16.02301	$14.14485	19,257
ProFund VP Short Mid-Cap
01/01/2009 to 12/31/2009	$10.13861	$6.44215	364,588
01/01/2010 to 12/31/2010	$6.44215	$4.69826	280,837
01/01/2011 to 12/31/2011	$4.69826	$4.24070	232,550
01/01/2012 to 12/31/2012	$4.24070	$3.38019	139,533
01/01/2013 to 12/31/2013	$3.38019	$2.40360	116,769
01/01/2014 to 12/31/2014	$2.40360	$2.06984	171,122
01/01/2015 to 12/31/2015	$2.06984	$2.00094	170,404
01/01/2016 to 12/31/2016	$2.00094	$1.57065	61,170
01/01/2017 to 12/31/2017	$1.57065	$1.31534	24,730
01/01/2018 to 12/31/2018	$1.31534	$1.43547	186,631
ProFund VP Short NASDAQ-100
01/01/2009 to 12/31/2009	$7.22942	$4.21899	898,026
01/01/2010 to 12/31/2010	$4.21899	$3.27025	782,589
01/01/2011 to 12/31/2011	$3.27025	$2.87953	1,249,273
01/01/2012 to 12/31/2012	$2.87953	$2.29961	957,612
01/01/2013 to 12/31/2013	$2.29961	$1.59655	348,933
01/01/2014 to 12/31/2014	$1.59655	$1.26593	241,202
01/01/2015 to 12/31/2015	$1.26593	$1.08261	286,125
01/01/2016 to 12/31/2016	$1.08261	$0.95772	256,099
01/01/2017 to 12/31/2017	$0.95772	$0.70408	129,839
01/01/2018 to 12/31/2018	$0.70408	$0.67241	117,734
ProFund VP Short Small-Cap
01/01/2009 to 12/31/2009	$9.91507	$6.59454	463,501
01/01/2010 to 12/31/2010	$6.59454	$4.60842	355,244
01/01/2011 to 12/31/2011	$4.60842	$4.12054	702,306
01/01/2012 to 12/31/2012	$4.12054	$3.28401	351,352
01/01/2013 to 12/31/2013	$3.28401	$2.22045	176,749
01/01/2014 to 12/31/2014	$2.22045	$1.98216	197,127
01/01/2015 to 12/31/2015	$1.98216	$1.93339	165,249
01/01/2016 to 12/31/2016	$1.93339	$1.49096	60,221
01/01/2017 to 12/31/2017	$1.49096	$1.25820	36,440
01/01/2018 to 12/31/2018	$1.25820	$1.36593	744,521

A-55

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Small-Cap Growth
01/01/2009 to 12/31/2009	$8.98635	$11.15090	1,476,283
01/01/2010 to 12/31/2010	$11.15090	$13.78817	1,733,790
01/01/2011 to 12/31/2011	$13.78817	$13.73472	1,437,215
01/01/2012 to 12/31/2012	$13.73472	$15.19367	495,243
01/01/2013 to 12/31/2013	$15.19367	$20.98384	722,604
01/01/2014 to 12/31/2014	$20.98384	$21.08606	341,491
01/01/2015 to 12/31/2015	$21.08606	$20.98143	310,904
01/01/2016 to 12/31/2016	$20.98143	$24.81155	268,146
01/01/2017 to 12/31/2017	$24.81155	$27.56822	233,143
01/01/2018 to 12/31/2018	$27.56822	$25.55249	171,943
ProFund VP Small-Cap Value
01/01/2009 to 12/31/2009	$8.15307	$9.65451	610,084
01/01/2010 to 12/31/2010	$9.65451	$11.59399	743,101
01/01/2011 to 12/31/2011	$11.59399	$10.93523	752,713
01/01/2012 to 12/31/2012	$10.93523	$12.49201	481,299
01/01/2013 to 12/31/2013	$12.49201	$16.91462	412,071
01/01/2014 to 12/31/2014	$16.91462	$17.60271	237,908
01/01/2015 to 12/31/2015	$17.60271	$15.87910	251,343
01/01/2016 to 12/31/2016	$15.87910	$20.11199	295,966
01/01/2017 to 12/31/2017	$20.11199	$21.70203	178,645
01/01/2018 to 12/31/2018	$21.70203	$18.30803	144,824
ProFund VP Technology
01/01/2009 to 12/31/2009	$5.52785	$8.77621	1,361,950
01/01/2010 to 12/31/2010	$8.77621	$9.55781	652,534
01/01/2011 to 12/31/2011	$9.55781	$9.27196	719,037
01/01/2012 to 12/31/2012	$9.27196	$10.05858	287,188
01/01/2013 to 12/31/2013	$10.05858	$12.38490	175,316
01/01/2014 to 12/31/2014	$12.38490	$14.38710	179,412
01/01/2015 to 12/31/2015	$14.38710	$14.48967	124,421
01/01/2016 to 12/31/2016	$14.48967	$16.01021	119,435
01/01/2017 to 12/31/2017	$16.01021	$21.28733	82,610
01/01/2018 to 12/31/2018	$21.28733	$20.45365	58,080
ProFund VP Telecommunications
01/01/2009 to 12/31/2009	$6.82903	$7.20798	472,593
01/01/2010 to 12/31/2010	$7.20798	$8.20115	847,216
01/01/2011 to 12/31/2011	$8.20115	$8.21681	476,200
01/01/2012 to 12/31/2012	$8.21681	$9.41587	486,914
01/01/2013 to 12/31/2013	$9.41587	$10.37826	375,062
01/01/2014 to 12/31/2014	$10.37826	$10.26467	329,989
01/01/2015 to 12/31/2015	$10.26467	$10.24892	246,225
01/01/2016 to 12/31/2016	$10.24892	$12.26323	259,808
01/01/2017 to 12/31/2017	$12.26323	$11.80524	206,948
01/01/2018 to 12/31/2018	$11.80524	$9.85577	140,704
ProFund VP U.S. Government Plus
01/01/2009 to 12/31/2009	$18.92017	$12.53843	1,333,606
01/01/2010 to 12/31/2010	$12.53843	$13.57748	1,042,250
01/01/2011 to 12/31/2011	$13.57748	$19.16526	1,145,039
01/01/2012 to 12/31/2012	$19.16526	$19.03182	721,134
01/01/2013 to 12/31/2013	$19.03182	$15.14014	419,798
01/01/2014 to 12/31/2014	$15.14014	$20.30924	243,348
01/01/2015 to 12/31/2015	$20.30924	$18.84732	307,076
01/01/2016 to 12/31/2016	$18.84732	$18.48017	132,889
01/01/2017 to 12/31/2017	$18.48017	$19.90052	64,074
01/01/2018 to 12/31/2018	$19.90052	$18.50902	50,825

A-56

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP UltraBull
01/01/2009 to 12/31/2009	$4.56732	$6.49713	1,590,074
01/01/2010 to 12/31/2010	$6.49713	$7.80642	914,644
01/01/2011 to 12/31/2011	$7.80642	$7.30702	689,374
01/01/2012 to 12/31/2012	$7.30702	$9.26411	451,227
01/01/2013 to 12/31/2013	$9.26411	$15.31166	302,573
01/01/2014 to 12/31/2014	$15.31166	$18.55847	265,404
01/01/2015 to 12/31/2015	$18.55847	$17.72596	202,056
01/01/2016 to 12/31/2016	$17.72596	$20.67716	90,526
01/01/2017 to 12/31/2017	$20.67716	$28.67909	85,450
01/01/2018 to 12/31/2018	$28.67909	$23.82990	72,451
ProFund VP UltraMid-Cap
01/01/2009 to 12/31/2009	$5.04475	$8.22543	1,356,598
01/01/2010 to 12/31/2010	$8.22543	$12.10861	1,530,577
01/01/2011 to 12/31/2011	$12.10861	$10.28371	591,778
01/01/2012 to 12/31/2012	$10.28371	$13.39974	516,451
01/01/2013 to 12/31/2013	$13.39974	$22.48468	317,543
01/01/2014 to 12/31/2014	$22.48468	$25.50653	386,697
01/01/2015 to 12/31/2015	$25.50653	$22.79049	377,840
01/01/2016 to 12/31/2016	$22.79049	$30.91353	280,604
01/01/2017 to 12/31/2017	$30.91353	$39.17943	77,938
01/01/2018 to 12/31/2018	$39.17943	$28.21463	66,543
ProFund VP UltraNASDAQ-100
01/01/2009 to 12/31/2009	$2.60817	$5.62648	1,661,197
01/01/2010 to 12/31/2010	$5.62648	$7.48276	1,359,439
01/01/2011 to 12/31/2011	$7.48276	$7.27165	1,795,997
01/01/2012 to 12/31/2012	$7.27165	$9.56529	563,727
01/01/2013 to 12/31/2013	$9.56529	$16.84373	561,715
01/01/2014 to 12/31/2014	$16.84373	$22.50303	414,291
01/01/2015 to 12/31/2015	$22.50303	$25.14240	345,567
01/01/2016 to 12/31/2016	$25.14240	$26.86092	255,704
01/01/2017 to 12/31/2017	$26.86092	$44.47219	231,119
01/01/2018 to 12/31/2018	$44.47219	$39.52168	211,982
ProFund VP UltraSmall-Cap
01/01/2009 to 12/31/2009	$5.35877	$7.38773	747,146
01/01/2010 to 12/31/2010	$7.38773	$10.78566	930,703
01/01/2011 to 12/31/2011	$10.78566	$8.61004	508,081
01/01/2012 to 12/31/2012	$8.61004	$10.96696	395,941
01/01/2013 to 12/31/2013	$10.96696	$20.13338	296,920
01/01/2014 to 12/31/2014	$20.13338	$20.86627	228,008
01/01/2015 to 12/31/2015	$20.86627	$17.85902	162,041
01/01/2016 to 12/31/2016	$17.85902	$24.51956	122,124
01/01/2017 to 12/31/2017	$24.51956	$30.19325	111,197
01/01/2018 to 12/31/2018	$30.19325	$21.68909	66,206
ProFund VP Utilities
01/01/2009 to 12/31/2009	$11.26188	$12.26510	940,314
01/01/2010 to 12/31/2010	$12.26510	$12.78064	893,746
01/01/2011 to 12/31/2011	$12.78064	$14.77119	1,349,692
01/01/2012 to 12/31/2012	$14.77119	$14.54751	788,140
01/01/2013 to 12/31/2013	$14.54751	$16.21221	725,550
01/01/2014 to 12/31/2014	$16.21221	$20.07212	821,630
01/01/2015 to 12/31/2015	$20.07212	$18.47707	503,397
01/01/2016 to 12/31/2016	$18.47707	$20.91283	462,262
01/01/2017 to 12/31/2017	$20.91283	$22.75718	486,229
01/01/2018 to 12/31/2018	$22.75718	$23.02523	289,388

A-57

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
PSF SP International Growth Portfolio
formerly,Prudential SP International Growth Portfolio
01/01/2009 to 12/31/2009	$8.24536	$11.12185	408,047
01/01/2010 to 12/31/2010	$11.12185	$12.47084	346,910
01/01/2011 to 12/31/2011	$12.47084	$10.43600	327,254
01/01/2012 to 12/31/2012	$10.43600	$12.56220	230,539
01/01/2013 to 12/31/2013	$12.56220	$14.68616	101,416
01/01/2014 to 12/31/2014	$14.68616	$13.61838	73,228
01/01/2015 to 12/31/2015	$13.61838	$13.84461	63,745
01/01/2016 to 12/31/2016	$13.84461	$13.12893	56,615
01/01/2017 to 12/31/2017	$13.12893	$17.53748	66,125
01/01/2018 to 12/31/2018	$17.53748	$15.03689	76,788
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$13.32619	$16.11364	637,587
01/01/2011 to 12/31/2011	$16.11364	$13.82121	523,908
01/01/2012 to 12/31/2012	$13.82121	$15.45248	401,945
01/01/2013 to 12/31/2013	$15.45248	$18.22775	283,907
01/01/2014 to 12/31/2014	$18.22775	$16.97668	217,416
01/01/2015 to 12/31/2015	$16.97668	$17.07985	210,347
01/01/2016 to 12/31/2016	$17.07985	$17.34553	138,372
01/01/2017 to 12/31/2017	$17.34553	$21.30098	113,199
01/01/2018 to 12/31/2018	$21.30098	$17.41592	73,608
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$12.54043	$15.81530	385,986
01/01/2011 to 12/31/2011	$15.81530	$14.72149	411,256
01/01/2012 to 12/31/2012	$14.72149	$17.48336	413,544
01/01/2013 to 12/31/2013	$17.48336	$24.11014	306,342
01/01/2014 to 12/31/2014	$24.11014	$24.68160	201,332
01/01/2015 to 12/31/2015	$24.68160	$24.66780	142,859
01/01/2016 to 12/31/2016	$24.66780	$24.44784	93,681
01/01/2017 to 12/31/2017	$24.44784	$32.45008	70,682
01/01/2018 to 12/31/2018	$32.45008	$32.07718	55,802
Wells Fargo VT Small Cap Growth Fund - Class 1
07/16/2010* to 12/31/2010	$9.59327	$12.24845	617,813
01/01/2011 to 12/31/2011	$12.24845	$11.52354	383,450
01/01/2012 to 12/31/2012	$11.52354	$12.25238	264,060
01/01/2013 to 12/31/2013	$12.25238	$18.14246	293,944
01/01/2014 to 12/31/2014	$18.14246	$17.54440	192,275
01/01/2015 to 12/31/2015	$17.54440	$16.80023	164,785
01/01/2016 to 12/31/2016	$16.80023	$17.86272	131,068
01/01/2017 to 12/31/2017	$17.86272	$22.16101	107,764
01/01/2018 to 12/31/2018	$22.16101	$22.11458	86,180
*Denotes the start date of these sub-accounts

A-58

APEX II
Prudential Annuities Life Assurance Corporation
Prospectus
ACCUMULATION UNIT VALUES: With HD GRO 60 bps and Combo 5%/HAV 80 bps OR GRO Plus 2008 60 bps and Combo 5%/HAV 80 bps
(3.05%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$10.02440	$12.13423	20,597
01/01/2010 to 12/31/2010	$12.13423	$13.17192	65,536
01/01/2011 to 12/31/2011	$13.17192	$12.43126	29,622
01/01/2012 to 12/31/2012	$12.43126	$13.56586	36,253
01/01/2013 to 12/31/2013	$13.56586	$14.46408	11,985
01/01/2014 to 12/31/2014	$14.46408	$14.55840	21,734
01/01/2015 to 12/31/2015	$14.55840	$13.65997	12,885
01/01/2016 to 12/31/2016	$13.65997	$14.08352	6,722
01/01/2017 to 12/31/2017	$14.08352	$15.37365	19,724
01/01/2018 to 12/31/2018	$15.37365	$13.68977	3,906
AST Advanced Strategies Portfolio
05/01/2009 to 12/31/2009	$10.03675	$12.32995	33,933
01/01/2010 to 12/31/2010	$12.32995	$13.59257	52,061
01/01/2011 to 12/31/2011	$13.59257	$13.19353	26,435
01/01/2012 to 12/31/2012	$13.19353	$14.53629	36,464
01/01/2013 to 12/31/2013	$14.53629	$16.42647	19,293
01/01/2014 to 12/31/2014	$16.42647	$16.89820	28,366
01/01/2015 to 12/31/2015	$16.89820	$16.51440	13,993
01/01/2016 to 12/31/2016	$16.51440	$17.14989	9,439
01/01/2017 to 12/31/2017	$17.14989	$19.44290	8,027
01/01/2018 to 12/31/2018	$19.44290	$17.73716	3,043
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99745	$11.52409	0
01/01/2014 to 12/31/2014	$11.52409	$12.64404	0
01/01/2015 to 12/31/2015	$12.64404	$12.47014	0
01/01/2016 to 12/31/2016	$12.47014	$13.38475	0
01/01/2017 to 12/31/2017	$13.38475	$15.85046	0
01/01/2018 to 12/31/2018	$15.85046	$14.11453	0
AST Balanced Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$10.02322	$11.96015	104,004
01/01/2010 to 12/31/2010	$11.96015	$13.02349	131,786
01/01/2011 to 12/31/2011	$13.02349	$12.47353	52,667
01/01/2012 to 12/31/2012	$12.47353	$13.60110	56,424
01/01/2013 to 12/31/2013	$13.60110	$15.51347	26,419
01/01/2014 to 12/31/2014	$15.51347	$16.02123	35,868
01/01/2015 to 12/31/2015	$16.02123	$15.60653	19,466
01/01/2016 to 12/31/2016	$15.60653	$16.08478	10,566
01/01/2017 to 12/31/2017	$16.08478	$17.92023	9,394
01/01/2018 to 12/31/2018	$17.92023	$16.51349	3,621
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99745	$9.07909	0
01/01/2012 to 12/31/2012	$9.07909	$9.84874	0
01/01/2013 to 12/31/2013	$9.84874	$10.58473	3,133
01/01/2014 to 12/31/2014	$10.58473	$10.76426	3,650
01/01/2015 to 12/31/2015	$10.76426	$10.12275	1,167
01/01/2016 to 12/31/2016	$10.12275	$10.49795	630
01/01/2017 to 12/31/2017	$10.49795	$11.46232	277
01/01/2018 to 12/31/2018	$11.46232	$10.52425	89

A-59

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Low Duration Bond Portfolio
05/01/2009 to 12/31/2009	$9.99027	$10.41264	10,719
01/01/2010 to 12/31/2010	$10.41264	$10.48881	8,917
01/01/2011 to 12/31/2011	$10.48881	$10.39821	3,150
01/01/2012 to 12/31/2012	$10.39821	$10.55386	3,391
01/01/2013 to 12/31/2013	$10.55386	$10.00959	590
01/01/2014 to 12/31/2014	$10.00959	$9.69502	546
01/01/2015 to 12/31/2015	$9.69502	$9.44474	376
01/01/2016 to 12/31/2016	$9.44474	$9.30721	302
01/01/2017 to 12/31/2017	$9.30721	$9.17786	312
01/01/2018 to 12/31/2018	$9.17786	$8.96257	245
AST BlackRock/Loomis Sayles Bond Portfolio
05/01/2009 to 12/31/2009	$9.98214	$10.97629	109,219
01/01/2010 to 12/31/2010	$10.97629	$11.46296	174,087
01/01/2011 to 12/31/2011	$11.46296	$11.46724	92,726
01/01/2012 to 12/31/2012	$11.46724	$12.15323	96,820
01/01/2013 to 12/31/2013	$12.15323	$11.56610	35,919
01/01/2014 to 12/31/2014	$11.56610	$11.68773	32,447
01/01/2015 to 12/31/2015	$11.68773	$11.09239	10,690
01/01/2016 to 12/31/2016	$11.09239	$11.20959	6,473
01/01/2017 to 12/31/2017	$11.20959	$11.34268	8,466
01/01/2018 to 12/31/2018	$11.34268	$10.92236	2,599
AST Bond Portfolio 2018
05/01/2009 to 12/31/2009	$9.92236	$9.60981	0
01/01/2010 to 12/31/2010	$9.60981	$10.35894	0
01/01/2011 to 12/31/2011	$10.35894	$11.40768	300,079
01/01/2012 to 12/31/2012	$11.40768	$11.69126	203,929
01/01/2013 to 12/31/2013	$11.69126	$10.97843	124,021
01/01/2014 to 12/31/2014	$10.97843	$10.92698	85,105
01/01/2015 to 12/31/2015	$10.92698	$10.67946	60,763
01/01/2016 to 12/31/2016	$10.67946	$10.52111	47,591
01/01/2017 to 12/31/2017	$10.52111	$10.27375	73,999
01/01/2018 to 12/31/2018	$10.27375	$10.03413	0
AST Bond Portfolio 2019
05/01/2009 to 12/31/2009	$9.90513	$9.51126	0
01/01/2010 to 12/31/2010	$9.51126	$10.26888	0
01/01/2011 to 12/31/2011	$10.26888	$11.54677	0
01/01/2012 to 12/31/2012	$11.54677	$11.84987	57,097
01/01/2013 to 12/31/2013	$11.84987	$10.93332	75,887
01/01/2014 to 12/31/2014	$10.93332	$11.05193	30,895
01/01/2015 to 12/31/2015	$11.05193	$10.82962	25,134
01/01/2016 to 12/31/2016	$10.82962	$10.65201	16,045
01/01/2017 to 12/31/2017	$10.65201	$10.40648	18,460
01/01/2018 to 12/31/2018	$10.40648	$10.14435	107,109
AST Bond Portfolio 2020
05/01/2009 to 12/31/2009	$9.88385	$9.18840	0
01/01/2010 to 12/31/2010	$9.18840	$9.96331	67,081
01/01/2011 to 12/31/2011	$9.96331	$11.46436	5,989
01/01/2012 to 12/31/2012	$11.46436	$11.81648	3,224
01/01/2013 to 12/31/2013	$11.81648	$10.70951	100,166
01/01/2014 to 12/31/2014	$10.70951	$11.02243	58,122
01/01/2015 to 12/31/2015	$11.02243	$10.84945	72,462
01/01/2016 to 12/31/2016	$10.84945	$10.72518	59,214
01/01/2017 to 12/31/2017	$10.72518	$10.49099	22,390
01/01/2018 to 12/31/2018	$10.49099	$10.19900	24,210

A-60

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99661	$10.86825	55,827
01/01/2011 to 12/31/2011	$10.86825	$12.67668	479,189
01/01/2012 to 12/31/2012	$12.67668	$13.12442	250,845
01/01/2013 to 12/31/2013	$13.12442	$11.83332	78,873
01/01/2014 to 12/31/2014	$11.83332	$12.35365	169,047
01/01/2015 to 12/31/2015	$12.35365	$12.19038	135,676
01/01/2016 to 12/31/2016	$12.19038	$12.05982	107,083
01/01/2017 to 12/31/2017	$12.05982	$11.87777	39,969
01/01/2018 to 12/31/2018	$11.87777	$11.52135	45,222
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99745	$11.86808	148,179
01/01/2012 to 12/31/2012	$11.86808	$12.17835	231,919
01/01/2013 to 12/31/2013	$12.17835	$10.65620	25,469
01/01/2014 to 12/31/2014	$10.65620	$11.40245	15,562
01/01/2015 to 12/31/2015	$11.40245	$11.28653	63,122
01/01/2016 to 12/31/2016	$11.28653	$11.14290	56,736
01/01/2017 to 12/31/2017	$11.14290	$10.97341	30,470
01/01/2018 to 12/31/2018	$10.97341	$10.62125	31,856
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99662	$10.26629	77,251
01/01/2013 to 12/31/2013	$10.26629	$8.93791	685,322
01/01/2014 to 12/31/2014	$8.93791	$9.75885	475,047
01/01/2015 to 12/31/2015	$9.75885	$9.71746	181,993
01/01/2016 to 12/31/2016	$9.71746	$9.60176	146,254
01/01/2017 to 12/31/2017	$9.60176	$9.46757	141,379
01/01/2018 to 12/31/2018	$9.46757	$9.15306	139,108
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99830	$8.63809	347,529
01/01/2014 to 12/31/2014	$8.63809	$9.59655	177,322
01/01/2015 to 12/31/2015	$9.59655	$9.56811	10,739
01/01/2016 to 12/31/2016	$9.56811	$9.45386	10,735
01/01/2017 to 12/31/2017	$9.45386	$9.32049	10,732
01/01/2018 to 12/31/2018	$9.32049	$8.97654	10,728
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99830	$11.15903	16,526
01/01/2015 to 12/31/2015	$11.15903	$11.03498	330,937
01/01/2016 to 12/31/2016	$11.03498	$10.96374	5,209
01/01/2017 to 12/31/2017	$10.96374	$10.82471	5,260
01/01/2018 to 12/31/2018	$10.82471	$10.41563	96,691
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99830	$9.81132	181,833
01/01/2016 to 12/31/2016	$9.81132	$9.71032	274,087
01/01/2017 to 12/31/2017	$9.71032	$9.64288	225,397
01/01/2018 to 12/31/2018	$9.64288	$9.25003	247,437
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99662	$9.75403	378,937
01/01/2017 to 12/31/2017	$9.75403	$9.71124	308,557
01/01/2018 to 12/31/2018	$9.71124	$9.29490	334,853
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99661	$9.90917	1,781
01/01/2018 to 12/31/2018	$9.90917	$9.40790	2,547
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99661	$9.53824	0

A-61

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Capital Growth Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$10.03852	$12.22725	88,371
01/01/2010 to 12/31/2010	$12.22725	$13.44012	112,968
01/01/2011 to 12/31/2011	$13.44012	$12.71472	48,818
01/01/2012 to 12/31/2012	$12.71472	$14.01774	64,061
01/01/2013 to 12/31/2013	$14.01774	$16.67266	34,911
01/01/2014 to 12/31/2014	$16.67266	$17.29480	31,756
01/01/2015 to 12/31/2015	$17.29480	$16.85680	17,277
01/01/2016 to 12/31/2016	$16.85680	$17.46123	13,019
01/01/2017 to 12/31/2017	$17.46123	$19.95897	8,986
01/01/2018 to 12/31/2018	$19.95897	$18.14380	2,409
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99745	$11.52104	0
01/01/2014 to 12/31/2014	$11.52104	$12.68979	237
01/01/2015 to 12/31/2015	$12.68979	$11.86328	106
01/01/2016 to 12/31/2016	$11.86328	$13.21562	94
01/01/2017 to 12/31/2017	$13.21562	$15.17196	79
01/01/2018 to 12/31/2018	$15.17196	$14.00575	47
AST Cohen & Steers Realty Portfolio
05/01/2009 to 12/31/2009	$9.61454	$14.41408	3,009
01/01/2010 to 12/31/2010	$14.41408	$17.98463	2,762
01/01/2011 to 12/31/2011	$17.98463	$18.58624	1,055
01/01/2012 to 12/31/2012	$18.58624	$20.78393	1,973
01/01/2013 to 12/31/2013	$20.78393	$20.78128	973
01/01/2014 to 12/31/2014	$20.78128	$26.37632	1,299
01/01/2015 to 12/31/2015	$26.37632	$26.81074	824
01/01/2016 to 12/31/2016	$26.81074	$27.24708	279
01/01/2017 to 12/31/2017	$27.24708	$28.06837	333
01/01/2018 to 12/31/2018	$28.06837	$25.91371	0
AST Fidelity Institutional AM® Quantitative Portfolio
formerly,AST FI Pyramis® Quantitative Portfolio
05/01/2009 to 12/31/2009	$10.01289	$12.21412	40,030
01/01/2010 to 12/31/2010	$12.21412	$13.54265	69,693
01/01/2011 to 12/31/2011	$13.54265	$12.93283	27,636
01/01/2012 to 12/31/2012	$12.93283	$13.87100	29,060
01/01/2013 to 12/31/2013	$13.87100	$15.43301	12,216
01/01/2014 to 12/31/2014	$15.43301	$15.43379	13,448
01/01/2015 to 12/31/2015	$15.43379	$15.11138	7,606
01/01/2016 to 12/31/2016	$15.11138	$15.27483	5,990
01/01/2017 to 12/31/2017	$15.27483	$17.24991	2,457
01/01/2018 to 12/31/2018	$17.24991	$15.42577	1,475
AST Global Real Estate Portfolio
05/01/2009 to 12/31/2009	$9.85915	$13.84184	5,212
01/01/2010 to 12/31/2010	$13.84184	$16.13064	5,671
01/01/2011 to 12/31/2011	$16.13064	$14.85134	2,697
01/01/2012 to 12/31/2012	$14.85134	$18.25697	2,502
01/01/2013 to 12/31/2013	$18.25697	$18.46963	757
01/01/2014 to 12/31/2014	$18.46963	$20.39964	1,542
01/01/2015 to 12/31/2015	$20.39964	$19.75964	470
01/01/2016 to 12/31/2016	$19.75964	$19.33010	271
01/01/2017 to 12/31/2017	$19.33010	$20.78249	376
01/01/2018 to 12/31/2018	$20.78249	$19.19633	0

A-62

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Large-Cap Value Portfolio
05/01/2009 to 12/31/2009	$10.12436	$12.12248	5,259
01/01/2010 to 12/31/2010	$12.12248	$13.26746	4,461
01/01/2011 to 12/31/2011	$13.26746	$12.15344	2,054
01/01/2012 to 12/31/2012	$12.15344	$14.09935	2,577
01/01/2013 to 12/31/2013	$14.09935	$18.25462	2,072
01/01/2014 to 12/31/2014	$18.25462	$20.02206	2,527
01/01/2015 to 12/31/2015	$20.02206	$18.51437	593
01/01/2016 to 12/31/2016	$18.51437	$20.02294	393
01/01/2017 to 12/31/2017	$20.02294	$21.30624	892
01/01/2018 to 12/31/2018	$21.30624	$18.89155	254
AST Goldman Sachs Mid-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$10.05939	$13.39410	10,087
01/01/2010 to 12/31/2010	$13.39410	$15.56025	11,918
01/01/2011 to 12/31/2011	$15.56025	$14.63721	5,719
01/01/2012 to 12/31/2012	$14.63721	$16.97338	5,361
01/01/2013 to 12/31/2013	$16.97338	$21.75332	3,788
01/01/2014 to 12/31/2014	$21.75332	$23.52086	5,202
01/01/2015 to 12/31/2015	$23.52086	$21.50686	3,500
01/01/2016 to 12/31/2016	$21.50686	$21.19540	1,347
01/01/2017 to 12/31/2017	$21.19540	$26.11843	1,986
01/01/2018 to 12/31/2018	$26.11843	$24.21616	598
AST Goldman Sachs Multi-Asset Portfolio
05/01/2009 to 12/31/2009	$10.02440	$11.77962	8,173
01/01/2010 to 12/31/2010	$11.77962	$12.74499	48,976
01/01/2011 to 12/31/2011	$12.74499	$12.29438	29,103
01/01/2012 to 12/31/2012	$12.29438	$13.12610	27,510
01/01/2013 to 12/31/2013	$13.12610	$13.97562	3,763
01/01/2014 to 12/31/2014	$13.97562	$14.09699	12,688
01/01/2015 to 12/31/2015	$14.09699	$13.54278	15,831
01/01/2016 to 12/31/2016	$13.54278	$13.82089	6,097
01/01/2017 to 12/31/2017	$13.82089	$15.04653	7,390
01/01/2018 to 12/31/2018	$15.04653	$13.55566	3,375
AST Goldman Sachs Small-Cap Value Portfolio
05/01/2009 to 12/31/2009	$9.95293	$12.67342	11,393
01/01/2010 to 12/31/2010	$12.67342	$15.57605	11,365
01/01/2011 to 12/31/2011	$15.57605	$15.29838	2,764
01/01/2012 to 12/31/2012	$15.29838	$17.15805	5,135
01/01/2013 to 12/31/2013	$17.15805	$23.09162	1,883
01/01/2014 to 12/31/2014	$23.09162	$23.99874	5,106
01/01/2015 to 12/31/2015	$23.99874	$21.98832	2,218
01/01/2016 to 12/31/2016	$21.98832	$26.50272	2,991
01/01/2017 to 12/31/2017	$26.50272	$28.82861	1,876
01/01/2018 to 12/31/2018	$28.82861	$24.01384	101
AST Government Money Market Portfolio
05/01/2009 to 12/31/2009	$9.99937	$9.80078	61,155
01/01/2010 to 12/31/2010	$9.80078	$9.50418	66,807
01/01/2011 to 12/31/2011	$9.50418	$9.21691	22,753
01/01/2012 to 12/31/2012	$9.21691	$8.93594	21,654
01/01/2013 to 12/31/2013	$8.93594	$8.66333	38,219
01/01/2014 to 12/31/2014	$8.66333	$8.39917	34,608
01/01/2015 to 12/31/2015	$8.39917	$8.14297	10,538
01/01/2016 to 12/31/2016	$8.14297	$7.89524	3,237
01/01/2017 to 12/31/2017	$7.89524	$7.68106	1,578
01/01/2018 to 12/31/2018	$7.68106	$7.54238	1,173

A-63

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST High Yield Portfolio
05/01/2009 to 12/31/2009	$10.01682	$12.43203	5,092
01/01/2010 to 12/31/2010	$12.43203	$13.68018	10,081
01/01/2011 to 12/31/2011	$13.68018	$13.68453	2,509
01/01/2012 to 12/31/2012	$13.68453	$15.10704	5,003
01/01/2013 to 12/31/2013	$15.10704	$15.69801	4,092
01/01/2014 to 12/31/2014	$15.69801	$15.60847	4,193
01/01/2015 to 12/31/2015	$15.60847	$14.59314	158
01/01/2016 to 12/31/2016	$14.59314	$16.32769	1,439
01/01/2017 to 12/31/2017	$16.32769	$17.01384	90
01/01/2018 to 12/31/2018	$17.01384	$16.16445	33
AST Hotchkis & Wiley Large-Cap Value Portfolio
05/01/2009 to 12/31/2009	$10.06238	$12.64759	573
01/01/2010 to 12/31/2010	$12.64759	$13.87561	14,237
01/01/2011 to 12/31/2011	$13.87561	$12.89017	2,571
01/01/2012 to 12/31/2012	$12.89017	$14.60658	3,452
01/01/2013 to 12/31/2013	$14.60658	$19.80633	2,533
01/01/2014 to 12/31/2014	$19.80633	$21.84200	2,755
01/01/2015 to 12/31/2015	$21.84200	$19.51637	1,714
01/01/2016 to 12/31/2016	$19.51637	$22.68548	873
01/01/2017 to 12/31/2017	$22.68548	$26.21723	1,408
01/01/2018 to 12/31/2018	$26.21723	$21.81645	427
AST International Growth Portfolio
05/01/2009 to 12/31/2009	$10.14294	$13.18206	2,490
01/01/2010 to 12/31/2010	$13.18206	$14.63316	11,291
01/01/2011 to 12/31/2011	$14.63316	$12.35377	3,255
01/01/2012 to 12/31/2012	$12.35377	$14.41562	4,810
01/01/2013 to 12/31/2013	$14.41562	$16.63952	2,931
01/01/2014 to 12/31/2014	$16.63952	$15.24057	3,701
01/01/2015 to 12/31/2015	$15.24057	$15.24080	2,164
01/01/2016 to 12/31/2016	$15.24080	$14.21873	923
01/01/2017 to 12/31/2017	$14.21873	$18.67047	1,564
01/01/2018 to 12/31/2018	$18.67047	$15.68508	465
AST International Value Portfolio
05/01/2009 to 12/31/2009	$10.11744	$13.01465	2,413
01/01/2010 to 12/31/2010	$13.01465	$14.01639	2,501
01/01/2011 to 12/31/2011	$14.01639	$11.88393	1,271
01/01/2012 to 12/31/2012	$11.88393	$13.44221	1,073
01/01/2013 to 12/31/2013	$13.44221	$15.56934	345
01/01/2014 to 12/31/2014	$15.56934	$14.08243	415
01/01/2015 to 12/31/2015	$14.08243	$13.76436	251
01/01/2016 to 12/31/2016	$13.76436	$13.42303	154
01/01/2017 to 12/31/2017	$13.42303	$15.98390	225
01/01/2018 to 12/31/2018	$15.98390	$12.99339	52
AST J.P. Morgan Global Thematic Portfolio
05/01/2009 to 12/31/2009	$10.04076	$12.16569	20,236
01/01/2010 to 12/31/2010	$12.16569	$13.42460	32,414
01/01/2011 to 12/31/2011	$13.42460	$12.94178	14,505
01/01/2012 to 12/31/2012	$12.94178	$14.25066	12,999
01/01/2013 to 12/31/2013	$14.25066	$16.06556	2,443
01/01/2014 to 12/31/2014	$16.06556	$16.56691	3,605
01/01/2015 to 12/31/2015	$16.56691	$15.89335	1,743
01/01/2016 to 12/31/2016	$15.89335	$16.21380	694
01/01/2017 to 12/31/2017	$16.21380	$18.38629	1,004
01/01/2018 to 12/31/2018	$18.38629	$16.50846	129

A-64

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan International Equity Portfolio
05/01/2009 to 12/31/2009	$10.12710	$13.49762	6,659
01/01/2010 to 12/31/2010	$13.49762	$14.02444	15,984
01/01/2011 to 12/31/2011	$14.02444	$12.35294	3,646
01/01/2012 to 12/31/2012	$12.35294	$14.59931	4,897
01/01/2013 to 12/31/2013	$14.59931	$16.32824	2,837
01/01/2014 to 12/31/2014	$16.32824	$14.82251	3,439
01/01/2015 to 12/31/2015	$14.82251	$13.96868	1,733
01/01/2016 to 12/31/2016	$13.96868	$13.80530	460
01/01/2017 to 12/31/2017	$13.80530	$17.35196	2,443
01/01/2018 to 12/31/2018	$17.35196	$13.88128	1,107
AST J.P. Morgan Strategic Opportunities Portfolio
05/01/2009 to 12/31/2009	$10.07951	$11.58846	20,757
01/01/2010 to 12/31/2010	$11.58846	$12.05741	27,863
01/01/2011 to 12/31/2011	$12.05741	$11.71759	14,468
01/01/2012 to 12/31/2012	$11.71759	$12.57728	14,931
01/01/2013 to 12/31/2013	$12.57728	$13.53899	3,132
01/01/2014 to 12/31/2014	$13.53899	$13.84127	3,997
01/01/2015 to 12/31/2015	$13.84127	$13.39461	2,268
01/01/2016 to 12/31/2016	$13.39461	$13.48555	1,412
01/01/2017 to 12/31/2017	$13.48555	$14.66306	1,041
01/01/2018 to 12/31/2018	$14.66306	$13.48474	213
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08284	$10.27125	0
01/01/2010 to 12/31/2010	$10.27125	$11.08508	692
01/01/2011 to 12/31/2011	$11.08508	$10.81864	502
01/01/2012 to 12/31/2012	$10.81864	$12.08098	5,202
01/01/2013 to 12/31/2013	$12.08098	$15.98715	3,955
01/01/2014 to 12/31/2014	$15.98715	$16.97273	1,311
01/01/2015 to 12/31/2015	$16.97273	$18.20501	137
01/01/2016 to 12/31/2016	$18.20501	$17.39269	49
01/01/2017 to 12/31/2017	$17.39269	$22.90618	0
01/01/2018 to 12/31/2018	$22.90618	$21.84586	0
AST Loomis Sayles Large-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$10.00701	$12.62973	10,541
01/01/2010 to 12/31/2010	$12.62973	$14.66343	10,205
01/01/2011 to 12/31/2011	$14.66343	$14.08713	6,178
01/01/2012 to 12/31/2012	$14.08713	$15.33193	5,047
01/01/2013 to 12/31/2013	$15.33193	$20.30662	4,771
01/01/2014 to 12/31/2014	$20.30662	$21.77222	5,355
01/01/2015 to 12/31/2015	$21.77222	$23.23422	1,841
01/01/2016 to 12/31/2016	$23.23422	$23.78353	1,480
01/01/2017 to 12/31/2017	$23.78353	$30.66791	658
01/01/2018 to 12/31/2018	$30.66791	$28.92830	276
AST MFS Global Equity Portfolio
05/01/2009 to 12/31/2009	$10.07214	$13.27574	9,929
01/01/2010 to 12/31/2010	$13.27574	$14.42174	7,763
01/01/2011 to 12/31/2011	$14.42174	$13.54451	3,117
01/01/2012 to 12/31/2012	$13.54451	$16.16121	6,301
01/01/2013 to 12/31/2013	$16.16121	$19.99839	2,669
01/01/2014 to 12/31/2014	$19.99839	$20.09225	6,478
01/01/2015 to 12/31/2015	$20.09225	$19.19400	1,884
01/01/2016 to 12/31/2016	$19.19400	$19.93349	2,054
01/01/2017 to 12/31/2017	$19.93349	$23.93497	1,579
01/01/2018 to 12/31/2018	$23.93497	$20.98438	17

A-65

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Growth Portfolio
05/01/2009 to 12/31/2009	$10.02793	$12.07012	12,013
01/01/2010 to 12/31/2010	$12.07012	$13.19825	19,094
01/01/2011 to 12/31/2011	$13.19825	$12.72029	5,650
01/01/2012 to 12/31/2012	$12.72029	$14.43854	12,520
01/01/2013 to 12/31/2013	$14.43854	$19.13659	7,446
01/01/2014 to 12/31/2014	$19.13659	$20.16893	7,479
01/01/2015 to 12/31/2015	$20.16893	$20.96737	3,288
01/01/2016 to 12/31/2016	$20.96737	$20.71797	1,593
01/01/2017 to 12/31/2017	$20.71797	$26.25673	2,715
01/01/2018 to 12/31/2018	$26.25673	$25.99864	294
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99746	$10.14266	0
01/01/2013 to 12/31/2013	$10.14266	$13.22644	0
01/01/2014 to 12/31/2014	$13.22644	$14.13337	0
01/01/2015 to 12/31/2015	$14.13337	$13.60326	0
01/01/2016 to 12/31/2016	$13.60326	$14.96277	1,540
01/01/2017 to 12/31/2017	$14.96277	$17.02337	0
01/01/2018 to 12/31/2018	$17.02337	$14.82628	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
05/01/2009 to 12/31/2009	$10.13073	$13.62485	1,324
01/01/2010 to 12/31/2010	$13.62485	$16.30541	2,199
01/01/2011 to 12/31/2011	$16.30541	$15.41607	751
01/01/2012 to 12/31/2012	$15.41607	$17.50500	4,345
01/01/2013 to 12/31/2013	$17.50500	$24.10075	3,593
01/01/2014 to 12/31/2014	$24.10075	$26.69542	2,440
01/01/2015 to 12/31/2015	$26.69542	$24.42218	683
01/01/2016 to 12/31/2016	$24.42218	$27.99599	1,274
01/01/2017 to 12/31/2017	$27.99599	$30.88754	538
01/01/2018 to 12/31/2018	$30.88754	$25.01680	266
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99746	$10.22384	17,403
01/01/2013 to 12/31/2013	$10.22384	$11.78687	12,005
01/01/2014 to 12/31/2014	$11.78687	$12.01464	6,593
01/01/2015 to 12/31/2015	$12.01464	$11.50362	2,031
01/01/2016 to 12/31/2016	$11.50362	$11.63565	829
01/01/2017 to 12/31/2017	$11.63565	$13.14245	2,723
01/01/2018 to 12/31/2018	$13.14245	$11.68519	871
AST Parametric Emerging Markets Equity Portfolio
05/01/2009 to 12/31/2009	$10.05410	$14.69657	544
01/01/2010 to 12/31/2010	$14.69657	$17.42180	8,655
01/01/2011 to 12/31/2011	$17.42180	$13.46681	3,004
01/01/2012 to 12/31/2012	$13.46681	$15.39613	3,488
01/01/2013 to 12/31/2013	$15.39613	$14.95979	966
01/01/2014 to 12/31/2014	$14.95979	$13.82416	1,352
01/01/2015 to 12/31/2015	$13.82416	$11.16036	448
01/01/2016 to 12/31/2016	$11.16036	$12.15840	177
01/01/2017 to 12/31/2017	$12.15840	$14.89827	254
01/01/2018 to 12/31/2018	$14.89827	$12.41263	93

A-66

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Preservation Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$10.02070	$11.52896	117,847
01/01/2010 to 12/31/2010	$11.52896	$12.35906	141,279
01/01/2011 to 12/31/2011	$12.35906	$12.10214	76,596
01/01/2012 to 12/31/2012	$12.10214	$12.94955	76,027
01/01/2013 to 12/31/2013	$12.94955	$13.71111	18,950
01/01/2014 to 12/31/2014	$13.71111	$14.06060	22,497
01/01/2015 to 12/31/2015	$14.06060	$13.65131	38,106
01/01/2016 to 12/31/2016	$13.65131	$13.96743	25,200
01/01/2017 to 12/31/2017	$13.96743	$14.91465	21,418
01/01/2018 to 12/31/2018	$14.91465	$14.04664	13,522
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01737	$10.04576	193
01/01/2012 to 12/31/2012	$10.04576	$10.43128	85
01/01/2013 to 12/31/2013	$10.43128	$9.87920	0
01/01/2014 to 12/31/2014	$9.87920	$10.15840	6,980
01/01/2015 to 12/31/2015	$10.15840	$9.82217	2,068
01/01/2016 to 12/31/2016	$9.82217	$9.92413	1,693
01/01/2017 to 12/31/2017	$9.92413	$10.16791	248
01/01/2018 to 12/31/2018	$10.16791	$9.77594	230
AST Prudential Growth Allocation Portfolio
05/01/2009 to 12/31/2009	$9.98489	$12.07483	33,032
01/01/2010 to 12/31/2010	$12.07483	$13.93339	76,341
01/01/2011 to 12/31/2011	$13.93339	$12.66957	31,690
01/01/2012 to 12/31/2012	$12.66957	$13.86953	41,291
01/01/2013 to 12/31/2013	$13.86953	$15.73600	17,345
01/01/2014 to 12/31/2014	$15.73600	$16.65928	25,798
01/01/2015 to 12/31/2015	$16.65928	$16.05220	34,968
01/01/2016 to 12/31/2016	$16.05220	$17.13484	21,049
01/01/2017 to 12/31/2017	$17.13484	$19.28801	63,229
01/01/2018 to 12/31/2018	$19.28801	$17.27629	17,936
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99745	$11.56330	0
01/01/2014 to 12/31/2014	$11.56330	$12.91939	0
01/01/2015 to 12/31/2015	$12.91939	$12.71856	0
01/01/2016 to 12/31/2016	$12.71856	$13.67032	0
01/01/2017 to 12/31/2017	$13.67032	$16.09272	0
01/01/2018 to 12/31/2018	$16.09272	$14.48359	0
AST QMA US Equity Alpha Portfolio
05/01/2009 to 12/31/2009	$10.07687	$12.72046	56
01/01/2010 to 12/31/2010	$12.72046	$14.18872	312
01/01/2011 to 12/31/2011	$14.18872	$14.23236	118
01/01/2012 to 12/31/2012	$14.23236	$16.39212	83
01/01/2013 to 12/31/2013	$16.39212	$21.04607	34
01/01/2014 to 12/31/2014	$21.04607	$23.91656	165
01/01/2015 to 12/31/2015	$23.91656	$23.90105	79
01/01/2016 to 12/31/2016	$23.90105	$26.61438	68
01/01/2017 to 12/31/2017	$26.61438	$31.54687	89
01/01/2018 to 12/31/2018	$31.54687	$28.06655	27

A-67

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99745	$8.81461	0
01/01/2012 to 12/31/2012	$8.81461	$9.66972	0
01/01/2013 to 12/31/2013	$9.66972	$11.47465	0
01/01/2014 to 12/31/2014	$11.47465	$11.84786	0
01/01/2015 to 12/31/2015	$11.84786	$11.50381	0
01/01/2016 to 12/31/2016	$11.50381	$11.85901	0
01/01/2017 to 12/31/2017	$11.85901	$13.58988	0
01/01/2018 to 12/31/2018	$13.58988	$12.31307	0
AST RCM World Trends Portfolio
05/01/2009 to 12/31/2009	$10.03958	$11.85733	24,557
01/01/2010 to 12/31/2010	$11.85733	$12.86591	39,827
01/01/2011 to 12/31/2011	$12.86591	$12.24761	16,831
01/01/2012 to 12/31/2012	$12.24761	$13.09430	20,040
01/01/2013 to 12/31/2013	$13.09430	$14.27418	5,148
01/01/2014 to 12/31/2014	$14.27418	$14.55015	10,773
01/01/2015 to 12/31/2015	$14.55015	$14.08292	6,595
01/01/2016 to 12/31/2016	$14.08292	$14.31192	3,041
01/01/2017 to 12/31/2017	$14.31192	$16.12922	6,745
01/01/2018 to 12/31/2018	$16.12922	$14.39900	2,025
AST Small-Cap Growth Opportunities Portfolio
05/01/2009 to 12/31/2009	$9.98035	$12.89626	3,606
01/01/2010 to 12/31/2010	$12.89626	$16.57264	4,862
01/01/2011 to 12/31/2011	$16.57264	$13.96101	5,255
01/01/2012 to 12/31/2012	$13.96101	$16.25136	5,823
01/01/2013 to 12/31/2013	$16.25136	$22.18619	4,781
01/01/2014 to 12/31/2014	$22.18619	$22.57224	6,128
01/01/2015 to 12/31/2015	$22.57224	$22.17579	3,068
01/01/2016 to 12/31/2016	$22.17579	$23.15637	2,333
01/01/2017 to 12/31/2017	$23.15637	$28.66935	1,802
01/01/2018 to 12/31/2018	$28.66935	$24.77626	568
AST Small-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$10.00803	$13.04607	1,009
01/01/2010 to 12/31/2010	$13.04607	$17.25484	4,684
01/01/2011 to 12/31/2011	$17.25484	$16.56567	1,545
01/01/2012 to 12/31/2012	$16.56567	$18.01496	4,955
01/01/2013 to 12/31/2013	$18.01496	$23.60916	3,505
01/01/2014 to 12/31/2014	$23.60916	$23.76318	1,821
01/01/2015 to 12/31/2015	$23.76318	$23.21933	565
01/01/2016 to 12/31/2016	$23.21933	$25.23170	359
01/01/2017 to 12/31/2017	$25.23170	$30.31524	296
01/01/2018 to 12/31/2018	$30.31524	$26.91557	125
AST Small-Cap Value Portfolio
05/01/2009 to 12/31/2009	$9.97531	$12.85470	758
01/01/2010 to 12/31/2010	$12.85470	$15.70267	9,508
01/01/2011 to 12/31/2011	$15.70267	$14.31444	2,394
01/01/2012 to 12/31/2012	$14.31444	$16.39737	3,290
01/01/2013 to 12/31/2013	$16.39737	$21.84352	2,171
01/01/2014 to 12/31/2014	$21.84352	$22.29292	2,870
01/01/2015 to 12/31/2015	$22.29292	$20.68133	1,386
01/01/2016 to 12/31/2016	$20.68133	$25.90830	490
01/01/2017 to 12/31/2017	$25.90830	$26.96583	911
01/01/2018 to 12/31/2018	$26.96583	$21.67524	281

A-68

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$10.03806	$12.06428	43,885
01/01/2010 to 12/31/2010	$12.06428	$13.04555	45,724
01/01/2011 to 12/31/2011	$13.04555	$12.89923	20,735
01/01/2012 to 12/31/2012	$12.89923	$14.19291	29,389
01/01/2013 to 12/31/2013	$14.19291	$16.07644	15,266
01/01/2014 to 12/31/2014	$16.07644	$16.50254	25,157
01/01/2015 to 12/31/2015	$16.50254	$16.00592	14,684
01/01/2016 to 12/31/2016	$16.00592	$16.68970	6,431
01/01/2017 to 12/31/2017	$16.68970	$18.67545	5,023
01/01/2018 to 12/31/2018	$18.67545	$17.13842	1,363
AST T. Rowe Price Large-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$9.98667	$13.07203	5,649
01/01/2010 to 12/31/2010	$13.07203	$14.67738	16,473
01/01/2011 to 12/31/2011	$14.67738	$13.98915	4,943
01/01/2012 to 12/31/2012	$13.98915	$15.94641	7,580
01/01/2013 to 12/31/2013	$15.94641	$22.26707	3,641
01/01/2014 to 12/31/2014	$22.26707	$23.38955	8,038
01/01/2015 to 12/31/2015	$23.38955	$24.84940	3,791
01/01/2016 to 12/31/2016	$24.84940	$24.74353	1,822
01/01/2017 to 12/31/2017	$24.74353	$33.08066	2,752
01/01/2018 to 12/31/2018	$33.08066	$33.30598	869
AST T. Rowe Price Large-Cap Value Portfolio
05/01/2009 to 12/31/2009	$10.09800	$12.67107	3,083
01/01/2010 to 12/31/2010	$12.67107	$13.81326	2,749
01/01/2011 to 12/31/2011	$13.81326	$13.32671	1,157
01/01/2012 to 12/31/2012	$13.32671	$14.65094	912
01/01/2013 to 12/31/2013	$14.65094	$19.12313	533
01/01/2014 to 12/31/2014	$19.12313	$18.82863	3,009
01/01/2015 to 12/31/2015	$18.82863	$17.14728	1,113
01/01/2016 to 12/31/2016	$17.14728	$17.64438	429
01/01/2017 to 12/31/2017	$17.64438	$19.93961	663
01/01/2018 to 12/31/2018	$19.93961	$17.45117	99
AST T. Rowe Price Natural Resources Portfolio
05/01/2009 to 12/31/2009	$10.30076	$13.66252	22,188
01/01/2010 to 12/31/2010	$13.66252	$15.95544	33,585
01/01/2011 to 12/31/2011	$15.95544	$13.16159	12,364
01/01/2012 to 12/31/2012	$13.16159	$13.22091	17,404
01/01/2013 to 12/31/2013	$13.22091	$14.78922	7,649
01/01/2014 to 12/31/2014	$14.78922	$13.13911	8,829
01/01/2015 to 12/31/2015	$13.13911	$10.28556	4,076
01/01/2016 to 12/31/2016	$10.28556	$12.42748	1,339
01/01/2017 to 12/31/2017	$12.42748	$13.29146	2,558
01/01/2018 to 12/31/2018	$13.29146	$10.73807	575
AST Templeton Global Bond Portfolio
05/01/2009 to 12/31/2009	$10.01707	$11.03013	7,216
01/01/2010 to 12/31/2010	$11.03013	$11.30797	13,161
01/01/2011 to 12/31/2011	$11.30797	$11.41592	8,552
01/01/2012 to 12/31/2012	$11.41592	$11.64546	8,562
01/01/2013 to 12/31/2013	$11.64546	$10.86650	953
01/01/2014 to 12/31/2014	$10.86650	$10.59371	1,094
01/01/2015 to 12/31/2015	$10.59371	$9.79616	886
01/01/2016 to 12/31/2016	$9.79616	$9.91198	317
01/01/2017 to 12/31/2017	$9.91198	$9.80663	92
01/01/2018 to 12/31/2018	$9.80663	$9.69588	0

A-69

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST WEDGE Capital Mid-Cap Value Portfolio
05/01/2009 to 12/31/2009	$9.98558	$13.14232	12,399
01/01/2010 to 12/31/2010	$13.14232	$15.74998	8,558
01/01/2011 to 12/31/2011	$15.74998	$14.74335	4,926
01/01/2012 to 12/31/2012	$14.74335	$16.92440	5,226
01/01/2013 to 12/31/2013	$16.92440	$21.72727	2,453
01/01/2014 to 12/31/2014	$21.72727	$24.21804	4,675
01/01/2015 to 12/31/2015	$24.21804	$21.92766	1,847
01/01/2016 to 12/31/2016	$21.92766	$24.23608	1,021
01/01/2017 to 12/31/2017	$24.23608	$27.85350	1,657
01/01/2018 to 12/31/2018	$27.85350	$22.53706	45
AST Wellington Management Hedged Equity Portfolio
05/01/2009 to 12/31/2009	$10.06146	$12.67756	35,658
01/01/2010 to 12/31/2010	$12.67756	$14.09005	29,905
01/01/2011 to 12/31/2011	$14.09005	$13.18898	9,998
01/01/2012 to 12/31/2012	$13.18898	$14.19349	18,422
01/01/2013 to 12/31/2013	$14.19349	$16.58218	11,668
01/01/2014 to 12/31/2014	$16.58218	$16.96128	12,844
01/01/2015 to 12/31/2015	$16.96128	$16.33977	17,657
01/01/2016 to 12/31/2016	$16.33977	$16.87628	6,547
01/01/2017 to 12/31/2017	$16.87628	$18.58733	24,244
01/01/2018 to 12/31/2018	$18.58733	$17.11687	7,514
AST Western Asset Core Plus Bond Portfolio
05/01/2009 to 12/31/2009	$9.98882	$10.68479	608
01/01/2010 to 12/31/2010	$10.68479	$11.16670	8,009
01/01/2011 to 12/31/2011	$11.16670	$11.47905	2,004
01/01/2012 to 12/31/2012	$11.47905	$12.00221	4,104
01/01/2013 to 12/31/2013	$12.00221	$11.46238	1,345
01/01/2014 to 12/31/2014	$11.46238	$11.91261	3,980
01/01/2015 to 12/31/2015	$11.91261	$11.69202	2,333
01/01/2016 to 12/31/2016	$11.69202	$11.92010	1,618
01/01/2017 to 12/31/2017	$11.92010	$12.28657	1,938
01/01/2018 to 12/31/2018	$12.28657	$11.64003	969
Invesco V.I. Diversified Dividend Fund - Series I
04/29/2011* to 12/31/2011	$9.99258	$9.03387	981
01/01/2012 to 12/31/2012	$9.03387	$10.39765	1,301
01/01/2013 to 12/31/2013	$10.39765	$13.20940	478
01/01/2014 to 12/31/2014	$13.20940	$14.44944	1,153
01/01/2015 to 12/31/2015	$14.44944	$14.29827	515
01/01/2016 to 12/31/2016	$14.29827	$15.91708	279
01/01/2017 to 12/31/2017	$15.91708	$16.75632	485
01/01/2018 to 12/31/2018	$16.75632	$15.01203	0
Invesco V.I. Health Care Fund - Series I
formerly,Invesco V.I. Global Health Care Fund - Series I
05/01/2009 to 12/31/2009	$9.95041	$12.66779	410
01/01/2010 to 12/31/2010	$12.66779	$12.93160	1,135
01/01/2011 to 12/31/2011	$12.93160	$13.03317	509
01/01/2012 to 12/31/2012	$13.03317	$15.27536	646
01/01/2013 to 12/31/2013	$15.27536	$20.81404	58
01/01/2014 to 12/31/2014	$20.81404	$24.14868	145
01/01/2015 to 12/31/2015	$24.14868	$24.15257	74
01/01/2016 to 12/31/2016	$24.15257	$20.73375	12
01/01/2017 to 12/31/2017	$20.73375	$23.28491	17
01/01/2018 to 12/31/2018	$23.28491	$22.77485	0

A-70

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Growth Portfolio, Series I
04/27/2012* to 12/31/2012	$10.04953	$9.67111	486
01/01/2013 to 12/31/2013	$9.67111	$12.84698	147
01/01/2014 to 12/31/2014	$12.84698	$13.45608	396
01/01/2015 to 12/31/2015	$13.45608	$13.20293	206
01/01/2016 to 12/31/2016	$13.20293	$12.89801	54
01/01/2017 to 12/31/2017	$12.89801	$15.31871	80
01/01/2018 to 12/31/2018	$15.31871	$14.01955	0
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.12607	$9.67324	133
01/01/2017 to 12/31/2017	$9.67324	$13.23371	80
01/01/2018 to 12/31/2018	$13.23371	$10.55584	0
ProFund VP Asia 30
05/01/2009 to 12/31/2009	$10.20290	$13.91890	0
01/01/2010 to 12/31/2010	$13.91890	$15.37162	0
01/01/2011 to 12/31/2011	$15.37162	$10.87986	0
01/01/2012 to 12/31/2012	$10.87986	$12.17969	0
01/01/2013 to 12/31/2013	$12.17969	$13.57620	0
01/01/2014 to 12/31/2014	$13.57620	$12.95552	0
01/01/2015 to 12/31/2015	$12.95552	$11.38192	0
01/01/2016 to 12/31/2016	$11.38192	$11.10639	0
01/01/2017 to 12/31/2017	$11.10639	$14.30950	0
01/01/2018 to 12/31/2018	$14.30950	$11.29105	0
ProFund VP Banks
05/01/2009 to 12/31/2009	$9.77070	$12.42852	0
01/01/2010 to 12/31/2010	$12.42852	$13.05410	0
01/01/2011 to 12/31/2011	$13.05410	$9.27026	0
01/01/2012 to 12/31/2012	$9.27026	$11.98909	0
01/01/2013 to 12/31/2013	$11.98909	$15.51237	0
01/01/2014 to 12/31/2014	$15.51237	$16.59993	0
01/01/2015 to 12/31/2015	$16.59993	$16.02391	0
01/01/2016 to 12/31/2016	$16.02391	$19.14534	0
01/01/2017 to 12/31/2017	$19.14534	$21.88954	0
01/01/2018 to 12/31/2018	$21.88954	$17.42052	0
ProFund VP Basic Materials
05/01/2009 to 12/31/2009	$10.15261	$14.20152	347
01/01/2010 to 12/31/2010	$14.20152	$17.85765	463
01/01/2011 to 12/31/2011	$17.85765	$14.51717	0
01/01/2012 to 12/31/2012	$14.51717	$15.26765	0
01/01/2013 to 12/31/2013	$15.26765	$17.53042	0
01/01/2014 to 12/31/2014	$17.53042	$17.28214	0
01/01/2015 to 12/31/2015	$17.28214	$14.42193	0
01/01/2016 to 12/31/2016	$14.42193	$16.56889	0
01/01/2017 to 12/31/2017	$16.56889	$19.75326	0
01/01/2018 to 12/31/2018	$19.75326	$15.76598	0
ProFund VP Bear
05/01/2009 to 12/31/2009	$9.94227	$7.28002	1,686
01/01/2010 to 12/31/2010	$7.28002	$5.80163	7,621
01/01/2011 to 12/31/2011	$5.80163	$5.12531	1,565
01/01/2012 to 12/31/2012	$5.12531	$4.14391	1,206
01/01/2013 to 12/31/2013	$4.14391	$2.95080	0
01/01/2014 to 12/31/2014	$2.95080	$2.45319	0
01/01/2015 to 12/31/2015	$2.45319	$2.26121	0
01/01/2016 to 12/31/2016	$2.26121	$1.90620	0
01/01/2017 to 12/31/2017	$1.90620	$1.51614	0
01/01/2018 to 12/31/2018	$1.51614	$1.52931	0

A-71

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Bull
05/01/2009 to 12/31/2009	$10.05374	$12.58475	0
01/01/2010 to 12/31/2010	$12.58475	$13.73581	0
01/01/2011 to 12/31/2011	$13.73581	$13.31784	0
01/01/2012 to 12/31/2012	$13.31784	$14.70393	0
01/01/2013 to 12/31/2013	$14.70393	$18.49759	0
01/01/2014 to 12/31/2014	$18.49759	$19.99022	0
01/01/2015 to 12/31/2015	$19.99022	$19.29166	0
01/01/2016 to 12/31/2016	$19.29166	$20.51186	0
01/01/2017 to 12/31/2017	$20.51186	$23.73511	0
01/01/2018 to 12/31/2018	$23.73511	$21.59272	0
ProFund VP Consumer Goods Portfolio
05/01/2009 to 12/31/2009	$10.02898	$12.48541	0
01/01/2010 to 12/31/2010	$12.48541	$14.20651	391
01/01/2011 to 12/31/2011	$14.20651	$14.73094	0
01/01/2012 to 12/31/2012	$14.73094	$15.83150	0
01/01/2013 to 12/31/2013	$15.83150	$19.71586	0
01/01/2014 to 12/31/2014	$19.71586	$21.06944	0
01/01/2015 to 12/31/2015	$21.06944	$21.27731	0
01/01/2016 to 12/31/2016	$21.27731	$21.36115	0
01/01/2017 to 12/31/2017	$21.36115	$23.82977	0
01/01/2018 to 12/31/2018	$23.82977	$19.67932	0
ProFund VP Consumer Services
05/01/2009 to 12/31/2009	$9.95183	$12.22381	0
01/01/2010 to 12/31/2010	$12.22381	$14.38622	399
01/01/2011 to 12/31/2011	$14.38622	$14.71530	0
01/01/2012 to 12/31/2012	$14.71530	$17.41816	0
01/01/2013 to 12/31/2013	$17.41816	$23.62000	0
01/01/2014 to 12/31/2014	$23.62000	$25.75302	0
01/01/2015 to 12/31/2015	$25.75302	$26.13847	0
01/01/2016 to 12/31/2016	$26.13847	$26.40418	0
01/01/2017 to 12/31/2017	$26.40418	$30.30369	0
01/01/2018 to 12/31/2018	$30.30369	$29.55502	0
ProFund VP Europe 30
05/01/2009 to 12/31/2009	$10.15290	$13.54745	0
01/01/2010 to 12/31/2010	$13.54745	$13.48040	0
01/01/2011 to 12/31/2011	$13.48040	$11.90848	0
01/01/2012 to 12/31/2012	$11.90848	$13.46050	0
01/01/2013 to 12/31/2013	$13.46050	$15.87354	0
01/01/2014 to 12/31/2014	$15.87354	$14.05845	0
01/01/2015 to 12/31/2015	$14.05845	$12.14672	0
01/01/2016 to 12/31/2016	$12.14672	$12.69695	0
01/01/2017 to 12/31/2017	$12.69695	$14.73760	0
01/01/2018 to 12/31/2018	$14.73760	$12.26703	0
ProFund VP Financials
05/01/2009 to 12/31/2009	$9.82686	$12.79385	834
01/01/2010 to 12/31/2010	$12.79385	$13.75964	685
01/01/2011 to 12/31/2011	$13.75964	$11.49511	115
01/01/2012 to 12/31/2012	$11.49511	$13.89971	179
01/01/2013 to 12/31/2013	$13.89971	$17.79890	20
01/01/2014 to 12/31/2014	$17.79890	$19.48511	0
01/01/2015 to 12/31/2015	$19.48511	$18.60841	0
01/01/2016 to 12/31/2016	$18.60841	$20.80645	0
01/01/2017 to 12/31/2017	$20.80645	$23.84339	0
01/01/2018 to 12/31/2018	$23.84339	$20.70150	0

A-72

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Health Care
05/01/2009 to 12/31/2009	$9.97629	$12.70067	0
01/01/2010 to 12/31/2010	$12.70067	$12.66363	0
01/01/2011 to 12/31/2011	$12.66363	$13.51983	0
01/01/2012 to 12/31/2012	$13.51983	$15.38790	0
01/01/2013 to 12/31/2013	$15.38790	$20.85042	0
01/01/2014 to 12/31/2014	$20.85042	$25.00549	0
01/01/2015 to 12/31/2015	$25.00549	$25.46054	0
01/01/2016 to 12/31/2016	$25.46054	$23.68543	0
01/01/2017 to 12/31/2017	$23.68543	$27.76902	0
01/01/2018 to 12/31/2018	$27.76902	$28.11130	0
ProFund VP Industrials
05/01/2009 to 12/31/2009	$10.11141	$12.69585	0
01/01/2010 to 12/31/2010	$12.69585	$15.23222	0
01/01/2011 to 12/31/2011	$15.23222	$14.50480	0
01/01/2012 to 12/31/2012	$14.50480	$16.28309	0
01/01/2013 to 12/31/2013	$16.28309	$21.81545	0
01/01/2014 to 12/31/2014	$21.81545	$22.32964	0
01/01/2015 to 12/31/2015	$22.32964	$20.90810	0
01/01/2016 to 12/31/2016	$20.90810	$23.82925	0
01/01/2017 to 12/31/2017	$23.82925	$28.27971	0
01/01/2018 to 12/31/2018	$28.27971	$23.91273	0
ProFund VP Japan
05/01/2009 to 12/31/2009	$10.21801	$11.28846	0
01/01/2010 to 12/31/2010	$11.28846	$10.22922	0
01/01/2011 to 12/31/2011	$10.22922	$8.07886	0
01/01/2012 to 12/31/2012	$8.07886	$9.62924	0
01/01/2013 to 12/31/2013	$9.62924	$13.83901	0
01/01/2014 to 12/31/2014	$13.83901	$13.84983	0
01/01/2015 to 12/31/2015	$13.84983	$14.20745	0
01/01/2016 to 12/31/2016	$14.20745	$13.83227	0
01/01/2017 to 12/31/2017	$13.83227	$15.88631	0
01/01/2018 to 12/31/2018	$15.88631	$13.60724	0
ProFund VP Large-Cap Growth
05/01/2009 to 12/31/2009	$10.06830	$12.55877	0
01/01/2010 to 12/31/2010	$12.55877	$13.78125	0
01/01/2011 to 12/31/2011	$13.78125	$13.77998	0
01/01/2012 to 12/31/2012	$13.77998	$15.05791	0
01/01/2013 to 12/31/2013	$15.05791	$19.07560	0
01/01/2014 to 12/31/2014	$19.07560	$20.88463	0
01/01/2015 to 12/31/2015	$20.88463	$21.00839	0
01/01/2016 to 12/31/2016	$21.00839	$21.39086	0
01/01/2017 to 12/31/2017	$21.39086	$25.98613	0
01/01/2018 to 12/31/2018	$25.98613	$24.72055	0
ProFund VP Large-Cap Value
05/01/2009 to 12/31/2009	$10.03408	$12.61406	1,267
01/01/2010 to 12/31/2010	$12.61406	$13.80651	699
01/01/2011 to 12/31/2011	$13.80651	$13.21492	66
01/01/2012 to 12/31/2012	$13.21492	$14.78669	87
01/01/2013 to 12/31/2013	$14.78669	$18.62134	0
01/01/2014 to 12/31/2014	$18.62134	$19.94448	0
01/01/2015 to 12/31/2015	$19.94448	$18.42042	0
01/01/2016 to 12/31/2016	$18.42042	$20.61616	0
01/01/2017 to 12/31/2017	$20.61616	$22.67468	0
01/01/2018 to 12/31/2018	$22.67468	$19.64338	0

A-73

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Mid-Cap Growth
05/01/2009 to 12/31/2009	$9.99433	$12.58120	1,273
01/01/2010 to 12/31/2010	$12.58120	$15.66418	702
01/01/2011 to 12/31/2011	$15.66418	$14.74776	66
01/01/2012 to 12/31/2012	$14.74776	$16.49618	88
01/01/2013 to 12/31/2013	$16.49618	$20.87531	0
01/01/2014 to 12/31/2014	$20.87531	$21.43093	0
01/01/2015 to 12/31/2015	$21.43093	$20.83622	0
01/01/2016 to 12/31/2016	$20.83622	$22.80383	0
01/01/2017 to 12/31/2017	$22.80383	$26.15801	0
01/01/2018 to 12/31/2018	$26.15801	$22.31833	0
ProFund VP Mid-Cap Value
05/01/2009 to 12/31/2009	$9.91631	$12.68222	0
01/01/2010 to 12/31/2010	$12.68222	$14.81037	0
01/01/2011 to 12/31/2011	$14.81037	$13.79590	0
01/01/2012 to 12/31/2012	$13.79590	$15.58971	0
01/01/2013 to 12/31/2013	$15.58971	$19.97523	0
01/01/2014 to 12/31/2014	$19.97523	$21.33849	0
01/01/2015 to 12/31/2015	$21.33849	$18.98605	0
01/01/2016 to 12/31/2016	$18.98605	$22.88946	0
01/01/2017 to 12/31/2017	$22.88946	$24.54757	0
01/01/2018 to 12/31/2018	$24.54757	$20.63226	0
ProFund VP NASDAQ-100
05/01/2009 to 12/31/2009	$10.00728	$12.96411	0
01/01/2010 to 12/31/2010	$12.96411	$14.86216	0
01/01/2011 to 12/31/2011	$14.86216	$14.61951	0
01/01/2012 to 12/31/2012	$14.61951	$16.47335	0
01/01/2013 to 12/31/2013	$16.47335	$21.44527	0
01/01/2014 to 12/31/2014	$21.44527	$24.32704	0
01/01/2015 to 12/31/2015	$24.32704	$25.34329	0
01/01/2016 to 12/31/2016	$25.34329	$25.86408	0
01/01/2017 to 12/31/2017	$25.86408	$32.69450	0
01/01/2018 to 12/31/2018	$32.69450	$31.09910	0
ProFund VP Oil & Gas
05/01/2009 to 12/31/2009	$10.29589	$11.85296	404
01/01/2010 to 12/31/2010	$11.85296	$13.53277	340
01/01/2011 to 12/31/2011	$13.53277	$13.41562	115
01/01/2012 to 12/31/2012	$13.41562	$13.38239	133
01/01/2013 to 12/31/2013	$13.38239	$16.09745	36
01/01/2014 to 12/31/2014	$16.09745	$13.91000	0
01/01/2015 to 12/31/2015	$13.91000	$10.33337	0
01/01/2016 to 12/31/2016	$10.33337	$12.44203	0
01/01/2017 to 12/31/2017	$12.44203	$11.68065	0
01/01/2018 to 12/31/2018	$11.68065	$9.03240	0
ProFund VP Pharmaceuticals
05/01/2009 to 12/31/2009	$10.02167	$13.00324	0
01/01/2010 to 12/31/2010	$13.00324	$12.66688	0
01/01/2011 to 12/31/2011	$12.66688	$14.26265	0
01/01/2012 to 12/31/2012	$14.26265	$15.46567	0
01/01/2013 to 12/31/2013	$15.46567	$19.73648	0
01/01/2014 to 12/31/2014	$19.73648	$22.83920	0
01/01/2015 to 12/31/2015	$22.83920	$23.12647	0
01/01/2016 to 12/31/2016	$23.12647	$21.58579	0
01/01/2017 to 12/31/2017	$21.58579	$23.09704	0
01/01/2018 to 12/31/2018	$23.09704	$21.00053	0

A-74

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Precious Metals
05/01/2009 to 12/31/2009	$10.00899	$13.58926	0
01/01/2010 to 12/31/2010	$13.58926	$17.51370	0
01/01/2011 to 12/31/2011	$17.51370	$13.71759	0
01/01/2012 to 12/31/2012	$13.71759	$11.36370	0
01/01/2013 to 12/31/2013	$11.36370	$6.83628	0
01/01/2014 to 12/31/2014	$6.83628	$5.04567	0
01/01/2015 to 12/31/2015	$5.04567	$3.28445	0
01/01/2016 to 12/31/2016	$3.28445	$4.96212	0
01/01/2017 to 12/31/2017	$4.96212	$5.06520	0
01/01/2018 to 12/31/2018	$5.06520	$4.24849	0
ProFund VP Real Estate
05/01/2009 to 12/31/2009	$9.61558	$13.93580	0
01/01/2010 to 12/31/2010	$13.93580	$16.84738	40
01/01/2011 to 12/31/2011	$16.84738	$17.11038	0
01/01/2012 to 12/31/2012	$17.11038	$19.43602	0
01/01/2013 to 12/31/2013	$19.43602	$18.86046	0
01/01/2014 to 12/31/2014	$18.86046	$22.86014	0
01/01/2015 to 12/31/2015	$22.86014	$22.23471	0
01/01/2016 to 12/31/2016	$22.23471	$22.79285	0
01/01/2017 to 12/31/2017	$22.79285	$23.87861	0
01/01/2018 to 12/31/2018	$23.87861	$21.82735	0
ProFund VP Rising Rates Opportunity
05/01/2009 to 12/31/2009	$10.10745	$10.16080	2,366
01/01/2010 to 12/31/2010	$10.16080	$8.27192	7,909
01/01/2011 to 12/31/2011	$8.27192	$5.01224	1,557
01/01/2012 to 12/31/2012	$5.01224	$4.52190	1,288
01/01/2013 to 12/31/2013	$4.52190	$5.10637	22
01/01/2014 to 12/31/2014	$5.10637	$3.45253	0
01/01/2015 to 12/31/2015	$3.45253	$3.29406	0
01/01/2016 to 12/31/2016	$3.29406	$3.02906	0
01/01/2017 to 12/31/2017	$3.02906	$2.58720	0
01/01/2018 to 12/31/2018	$2.58720	$2.61226	0
ProFund VP Short NASDAQ-100
05/01/2009 to 12/31/2009	$9.98718	$7.05307	0
01/01/2010 to 12/31/2010	$7.05307	$5.38906	0
01/01/2011 to 12/31/2011	$5.38906	$4.67771	0
01/01/2012 to 12/31/2012	$4.67771	$3.68232	0
01/01/2013 to 12/31/2013	$3.68232	$2.52023	0
01/01/2014 to 12/31/2014	$2.52023	$1.96969	0
01/01/2015 to 12/31/2015	$1.96969	$1.66059	0
01/01/2016 to 12/31/2016	$1.66059	$1.44818	0
01/01/2017 to 12/31/2017	$1.44818	$1.04949	0
01/01/2018 to 12/31/2018	$1.04949	$0.98797	0
ProFund VP Small-Cap Growth
05/01/2009 to 12/31/2009	$10.01007	$12.49984	0
01/01/2010 to 12/31/2010	$12.49984	$15.23657	28
01/01/2011 to 12/31/2011	$15.23657	$14.96200	0
01/01/2012 to 12/31/2012	$14.96200	$16.31528	0
01/01/2013 to 12/31/2013	$16.31528	$22.21262	0
01/01/2014 to 12/31/2014	$22.21262	$22.00304	0
01/01/2015 to 12/31/2015	$22.00304	$21.58202	0
01/01/2016 to 12/31/2016	$21.58202	$25.15968	0
01/01/2017 to 12/31/2017	$25.15968	$27.55817	0
01/01/2018 to 12/31/2018	$27.55817	$25.17726	0

A-75

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Small-Cap Value
05/01/2009 to 12/31/2009	$9.95989	$12.32237	1,307
01/01/2010 to 12/31/2010	$12.32237	$14.58729	721
01/01/2011 to 12/31/2011	$14.58729	$13.56286	68
01/01/2012 to 12/31/2012	$13.56286	$15.27280	90
01/01/2013 to 12/31/2013	$15.27280	$20.38595	0
01/01/2014 to 12/31/2014	$20.38595	$20.91327	0
01/01/2015 to 12/31/2015	$20.91327	$18.59676	0
01/01/2016 to 12/31/2016	$18.59676	$23.21990	0
01/01/2017 to 12/31/2017	$23.21990	$24.70007	0
01/01/2018 to 12/31/2018	$24.70007	$20.53869	0
ProFund VP Telecommunications
05/01/2009 to 12/31/2009	$10.15323	$10.94892	1,469
01/01/2010 to 12/31/2010	$10.94892	$12.28056	966
01/01/2011 to 12/31/2011	$12.28056	$12.12913	120
01/01/2012 to 12/31/2012	$12.12913	$13.70071	174
01/01/2013 to 12/31/2013	$13.70071	$14.88601	14
01/01/2014 to 12/31/2014	$14.88601	$14.51361	0
01/01/2015 to 12/31/2015	$14.51361	$14.28508	0
01/01/2016 to 12/31/2016	$14.28508	$16.85040	0
01/01/2017 to 12/31/2017	$16.85040	$15.99090	0
01/01/2018 to 12/31/2018	$15.99090	$13.15895	0
ProFund VP U.S. Government Plus
05/01/2009 to 12/31/2009	$9.88848	$8.84748	1,341
01/01/2010 to 12/31/2010	$8.84748	$9.44439	156
01/01/2011 to 12/31/2011	$9.44439	$13.14239	0
01/01/2012 to 12/31/2012	$13.14239	$12.86475	0
01/01/2013 to 12/31/2013	$12.86475	$10.08838	0
01/01/2014 to 12/31/2014	$10.08838	$13.34034	0
01/01/2015 to 12/31/2015	$13.34034	$12.20372	0
01/01/2016 to 12/31/2016	$12.20372	$11.79611	0
01/01/2017 to 12/31/2017	$11.79611	$12.52254	0
01/01/2018 to 12/31/2018	$12.52254	$11.48023	0
ProFund VP UltraMid-Cap
05/01/2009 to 12/31/2009	$9.93720	$15.92319	0
01/01/2010 to 12/31/2010	$15.92319	$23.10751	0
01/01/2011 to 12/31/2011	$23.10751	$19.34555	0
01/01/2012 to 12/31/2012	$19.34555	$24.84787	0
01/01/2013 to 12/31/2013	$24.84787	$41.10193	0
01/01/2014 to 12/31/2014	$41.10193	$45.96184	0
01/01/2015 to 12/31/2015	$45.96184	$40.48289	0
01/01/2016 to 12/31/2016	$40.48289	$54.13318	0
01/01/2017 to 12/31/2017	$54.13318	$67.63474	0
01/01/2018 to 12/31/2018	$67.63474	$48.00781	0
ProFund VP Utilities
05/01/2009 to 12/31/2009	$10.23424	$12.17303	875
01/01/2010 to 12/31/2010	$12.17303	$12.50419	483
01/01/2011 to 12/31/2011	$12.50419	$14.24648	45
01/01/2012 to 12/31/2012	$14.24648	$13.83041	60
01/01/2013 to 12/31/2013	$13.83041	$15.19367	0
01/01/2014 to 12/31/2014	$15.19367	$18.54346	0
01/01/2015 to 12/31/2015	$18.54346	$16.82682	0
01/01/2016 to 12/31/2016	$16.82682	$18.77503	0
01/01/2017 to 12/31/2017	$18.77503	$20.14092	0
01/01/2018 to 12/31/2018	$20.14092	$20.08630	0

A-76

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
PSF SP International Growth Portfolio
formerly,Prudential SP International Growth Portfolio
05/01/2009 to 12/31/2009	$10.14283	$13.31770	0
01/01/2010 to 12/31/2010	$13.31770	$14.72056	0
01/01/2011 to 12/31/2011	$14.72056	$12.14334	0
01/01/2012 to 12/31/2012	$12.14334	$14.40902	0
01/01/2013 to 12/31/2013	$14.40902	$16.60563	0
01/01/2014 to 12/31/2014	$16.60563	$15.17900	0
01/01/2015 to 12/31/2015	$15.17900	$15.21142	0
01/01/2016 to 12/31/2016	$15.21142	$14.22031	0
01/01/2017 to 12/31/2017	$14.22031	$18.72603	0
01/01/2018 to 12/31/2018	$18.72603	$15.82578	0
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$11.94130	$14.34428	0
01/01/2011 to 12/31/2011	$14.34428	$12.12850	0
01/01/2012 to 12/31/2012	$12.12850	$13.36647	0
01/01/2013 to 12/31/2013	$13.36647	$15.54281	0
01/01/2014 to 12/31/2014	$15.54281	$14.26996	0
01/01/2015 to 12/31/2015	$14.26996	$14.15232	0
01/01/2016 to 12/31/2016	$14.15232	$14.16841	0
01/01/2017 to 12/31/2017	$14.16841	$17.15261	0
01/01/2018 to 12/31/2018	$17.15261	$13.82316	0
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$11.82477	$14.81485	0
01/01/2011 to 12/31/2011	$14.81485	$13.59427	0
01/01/2012 to 12/31/2012	$13.59427	$15.91436	0
01/01/2013 to 12/31/2013	$15.91436	$21.63442	0
01/01/2014 to 12/31/2014	$21.63442	$21.83186	0
01/01/2015 to 12/31/2015	$21.83186	$21.50910	0
01/01/2016 to 12/31/2016	$21.50910	$21.01476	0
01/01/2017 to 12/31/2017	$21.01476	$27.49783	0
01/01/2018 to 12/31/2018	$27.49783	$26.79266	0
Wells Fargo VT Small Cap Growth Fund - Class 1
07/16/2010* to 12/31/2010	$9.59287	$12.16761	0
01/01/2011 to 12/31/2011	$12.16761	$11.28480	0
01/01/2012 to 12/31/2012	$11.28480	$11.82722	0
01/01/2013 to 12/31/2013	$11.82722	$17.26398	0
01/01/2014 to 12/31/2014	$17.26398	$16.45706	0
01/01/2015 to 12/31/2015	$16.45706	$15.53456	0
01/01/2016 to 12/31/2016	$15.53456	$16.28261	0
01/01/2017 to 12/31/2017	$16.28261	$19.91418	0
01/01/2018 to 12/31/2018	$19.91418	$19.58788	0
*Denotes the start date of these sub-accounts

A-77

ASXT SIX
Prudential Annuities Life Assurance Corporation
Prospectus
ACCUMULATION UNIT VALUES: With No Optional Benefits Cliff M&E (0.65%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ACCESS VP High Yield Fund
02/04/2013 to 12/31/2013	$18.01986	$19.47151	177,692
01/01/2014 to 12/31/2014	$19.47151	$19.79748	122,048
01/01/2015 to 12/31/2015	$19.79748	$19.69911	109,726
01/01/2016 to 12/31/2016	$19.69911	$21.33287	387,339
01/01/2017 to 12/31/2017	$21.33287	$22.21067	147,947
01/01/2018 to 12/31/2018	$22.21067	$21.93050	86,241
AST Academic Strategies Asset Allocation Portfolio
02/04/2013 to 12/31/2013	$12.43785	$13.28419	3,302,095
01/01/2014 to 12/31/2014	$13.28419	$13.70177	4,233,346
01/01/2015 to 12/31/2015	$13.70177	$13.17454	4,275,666
01/01/2016 to 12/31/2016	$13.17454	$13.91823	7,653,121
01/01/2017 to 12/31/2017	$13.91823	$15.56812	17,046,560
01/01/2018 to 12/31/2018	$15.56812	$14.20813	17,277,340
AST Advanced Strategies Portfolio
02/04/2013 to 12/31/2013	$13.33468	$15.01604	2,104,605
01/01/2014 to 12/31/2014	$15.01604	$15.82972	2,745,392
01/01/2015 to 12/31/2015	$15.82972	$15.85314	3,307,487
01/01/2016 to 12/31/2016	$15.85314	$16.86949	6,413,451
01/01/2017 to 12/31/2017	$16.86949	$19.59683	12,611,396
01/01/2018 to 12/31/2018	$19.59683	$18.32279	15,572,908
AST AQR Emerging Markets Equity Portfolio
02/25/2013* to 12/31/2013	$9.99946	$10.18312	60,465
01/01/2014 to 12/31/2014	$10.18312	$9.80073	109,425
01/01/2015 to 12/31/2015	$9.80073	$8.22532	47,725
01/01/2016 to 12/31/2016	$8.22532	$9.26433	55,438
01/01/2017 to 12/31/2017	$9.26433	$12.42109	212,225
01/01/2018 to 12/31/2018	$12.42109	$10.00085	195,123
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99946	$11.71778	10,832
01/01/2014 to 12/31/2014	$11.71778	$13.17469	23,505
01/01/2015 to 12/31/2015	$13.17469	$13.31510	46,084
01/01/2016 to 12/31/2016	$13.31510	$14.64438	46,376
01/01/2017 to 12/31/2017	$14.64438	$17.76975	71,453
01/01/2018 to 12/31/2018	$17.76975	$16.21771	74,390
AST Balanced Asset Allocation Portfolio
02/04/2013 to 12/31/2013	$13.02090	$14.82427	2,849,628
01/01/2014 to 12/31/2014	$14.82427	$15.68843	3,274,796
01/01/2015 to 12/31/2015	$15.68843	$15.66066	4,187,549
01/01/2016 to 12/31/2016	$15.66066	$16.53880	8,248,576
01/01/2017 to 12/31/2017	$16.53880	$18.88058	21,352,492
01/01/2018 to 12/31/2018	$18.88058	$17.83171	25,969,719
AST BlackRock Global Strategies Portfolio
02/04/2013 to 12/31/2013	$10.44269	$11.29992	425,554
01/01/2014 to 12/31/2014	$11.29992	$11.77602	507,630
01/01/2015 to 12/31/2015	$11.77602	$11.34851	694,939
01/01/2016 to 12/31/2016	$11.34851	$12.05951	841,502
01/01/2017 to 12/31/2017	$12.05951	$13.49228	1,865,355
01/01/2018 to 12/31/2018	$13.49228	$12.69656	1,757,828

A-78

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Low Duration Bond Portfolio
02/04/2013 to 12/31/2013	$20.68011	$20.14971	2,801,507
01/01/2014 to 12/31/2014	$20.14971	$19.99945	2,847,394
01/01/2015 to 12/31/2015	$19.99945	$19.96538	2,661,208
01/01/2016 to 12/31/2016	$19.96538	$20.16033	2,499,016
01/01/2017 to 12/31/2017	$20.16033	$20.37142	2,658,656
01/01/2018 to 12/31/2018	$20.37142	$20.38931	2,645,887
AST BlackRock/Loomis Sayles Bond Portfolio
02/04/2013 to 12/31/2013	$28.95270	$28.29890	3,800,767
01/01/2014 to 12/31/2014	$28.29890	$29.30456	3,324,750
01/01/2015 to 12/31/2015	$29.30456	$28.50038	3,258,429
01/01/2016 to 12/31/2016	$28.50038	$29.51247	4,058,167
01/01/2017 to 12/31/2017	$29.51247	$30.59987	7,460,536
01/01/2018 to 12/31/2018	$30.59987	$30.19918	7,727,763
AST Capital Growth Asset Allocation Portfolio
02/04/2013 to 12/31/2013	$12.66358	$14.92172	4,132,517
01/01/2014 to 12/31/2014	$14.92172	$15.86168	5,683,698
01/01/2015 to 12/31/2015	$15.86168	$15.84275	7,368,448
01/01/2016 to 12/31/2016	$15.84275	$16.81594	14,217,154
01/01/2017 to 12/31/2017	$16.81594	$19.69547	31,659,316
01/01/2018 to 12/31/2018	$19.69547	$18.35014	38,132,142
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99946	$11.76419	41,775
01/01/2014 to 12/31/2014	$11.76419	$13.27839	124,317
01/01/2015 to 12/31/2015	$13.27839	$12.72095	145,353
01/01/2016 to 12/31/2016	$12.72095	$14.52061	321,093
01/01/2017 to 12/31/2017	$14.52061	$17.08132	606,226
01/01/2018 to 12/31/2018	$17.08132	$16.16109	613,623
AST Cohen & Steers Realty Portfolio
02/04/2013 to 12/31/2013	$34.92440	$34.35587	382,035
01/01/2014 to 12/31/2014	$34.35587	$44.68361	429,106
01/01/2015 to 12/31/2015	$44.68361	$46.54348	402,779
01/01/2016 to 12/31/2016	$46.54348	$48.46744	423,296
01/01/2017 to 12/31/2017	$48.46744	$51.16020	579,401
01/01/2018 to 12/31/2018	$51.16020	$48.40949	550,843
AST Fidelity Institutional AM® Quantitative Portfolio
formerly,AST FI Pyramis® Quantitative Portfolio
02/04/2013 to 12/31/2013	$11.51433	$12.83510	1,273,659
01/01/2014 to 12/31/2014	$12.83510	$13.15347	1,441,419
01/01/2015 to 12/31/2015	$13.15347	$13.19745	2,020,598
01/01/2016 to 12/31/2016	$13.19745	$13.66941	4,218,381
01/01/2017 to 12/31/2017	$13.66941	$15.81771	10,072,819
01/01/2018 to 12/31/2018	$15.81771	$14.49737	11,485,083
AST Global Real Estate Portfolio
02/04/2013 to 12/31/2013	$11.92848	$12.12952	127,240
01/01/2014 to 12/31/2014	$12.12952	$13.72846	158,568
01/01/2015 to 12/31/2015	$13.72846	$13.62700	168,685
01/01/2016 to 12/31/2016	$13.62700	$13.65961	244,948
01/01/2017 to 12/31/2017	$13.65961	$15.04823	611,852
01/01/2018 to 12/31/2018	$15.04823	$14.24590	610,169

A-79

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Large-Cap Value Portfolio
02/04/2013 to 12/31/2013	$32.66865	$40.84321	1,273,077
01/01/2014 to 12/31/2014	$40.84321	$45.90656	1,402,921
01/01/2015 to 12/31/2015	$45.90656	$43.50067	1,820,544
01/01/2016 to 12/31/2016	$43.50067	$48.20624	1,739,883
01/01/2017 to 12/31/2017	$48.20624	$52.56143	2,090,961
01/01/2018 to 12/31/2018	$52.56143	$47.76534	2,017,667
AST Goldman Sachs Mid-Cap Growth Portfolio
02/04/2013 to 12/31/2013	$7.32398	$9.17056	1,866,674
01/01/2014 to 12/31/2014	$9.17056	$10.16119	2,054,799
01/01/2015 to 12/31/2015	$10.16119	$9.52113	4,086,768
01/01/2016 to 12/31/2016	$9.52113	$9.61489	4,450,159
01/01/2017 to 12/31/2017	$9.61489	$12.14029	6,921,815
01/01/2018 to 12/31/2018	$12.14029	$11.53645	7,167,080
AST Goldman Sachs Multi-Asset Portfolio
02/04/2013 to 12/31/2013	$11.54040	$12.29732	762,432
01/01/2014 to 12/31/2014	$12.29732	$12.71119	923,241
01/01/2015 to 12/31/2015	$12.71119	$12.51374	1,118,730
01/01/2016 to 12/31/2016	$12.51374	$13.08586	1,798,867
01/01/2017 to 12/31/2017	$13.08586	$14.59787	7,497,732
01/01/2018 to 12/31/2018	$14.59787	$13.47892	8,186,085
AST Goldman Sachs Small-Cap Value Portfolio
02/04/2013 to 12/31/2013	$38.63659	$50.40332	231,304
01/01/2014 to 12/31/2014	$50.40332	$53.68012	235,413
01/01/2015 to 12/31/2015	$53.68012	$50.40109	225,702
01/01/2016 to 12/31/2016	$50.40109	$62.24760	285,453
01/01/2017 to 12/31/2017	$62.24760	$69.38111	515,226
01/01/2018 to 12/31/2018	$69.38111	$59.23375	578,140
AST Government Money Market Portfolio
02/04/2013 to 12/31/2013	$15.19855	$15.10943	5,545,728
01/01/2014 to 12/31/2014	$15.10943	$15.01092	7,009,676
01/01/2015 to 12/31/2015	$15.01092	$14.91290	7,119,880
01/01/2016 to 12/31/2016	$14.91290	$14.81638	6,852,795
01/01/2017 to 12/31/2017	$14.81638	$14.77056	7,080,832
01/01/2018 to 12/31/2018	$14.77056	$14.86481	9,658,303
AST High Yield Portfolio
02/04/2013 to 12/31/2013	$25.95553	$27.29926	2,050,214
01/01/2014 to 12/31/2014	$27.29926	$27.81549	1,005,691
01/01/2015 to 12/31/2015	$27.81549	$26.65008	949,073
01/01/2016 to 12/31/2016	$26.65008	$30.55351	1,149,758
01/01/2017 to 12/31/2017	$30.55351	$32.62333	1,375,246
01/01/2018 to 12/31/2018	$32.62333	$31.76641	1,143,321
AST Hotchkis & Wiley Large-Cap Value Portfolio
02/04/2013 to 12/31/2013	$25.20420	$33.28529	358,350
01/01/2014 to 12/31/2014	$33.28529	$37.61471	443,673
01/01/2015 to 12/31/2015	$37.61471	$34.44205	446,128
01/01/2016 to 12/31/2016	$34.44205	$41.02324	578,942
01/01/2017 to 12/31/2017	$41.02324	$48.57917	797,292
01/01/2018 to 12/31/2018	$48.57917	$41.43184	854,236
AST International Growth Portfolio
02/04/2013 to 12/31/2013	$22.05907	$25.35990	1,229,002
01/01/2014 to 12/31/2014	$25.35990	$23.80315	1,559,437
01/01/2015 to 12/31/2015	$23.80315	$24.39293	1,572,634
01/01/2016 to 12/31/2016	$24.39293	$23.31893	1,595,691
01/01/2017 to 12/31/2017	$23.31893	$31.37470	1,743,680
01/01/2018 to 12/31/2018	$31.37470	$27.01463	1,743,956

A-80

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST International Value Portfolio
02/04/2013 to 12/31/2013	$20.57078	$23.67546	316,370
01/01/2014 to 12/31/2014	$23.67546	$21.94480	331,237
01/01/2015 to 12/31/2015	$21.94480	$21.98043	377,249
01/01/2016 to 12/31/2016	$21.98043	$21.96444	494,250
01/01/2017 to 12/31/2017	$21.96444	$26.79999	822,800
01/01/2018 to 12/31/2018	$26.79999	$22.32870	916,090
AST J.P. Morgan Global Thematic Portfolio
02/04/2013 to 12/31/2013	$11.41282	$12.87147	854,130
01/01/2014 to 12/31/2014	$12.87147	$13.60168	918,602
01/01/2015 to 12/31/2015	$13.60168	$13.37178	975,931
01/01/2016 to 12/31/2016	$13.37178	$13.97800	1,719,405
01/01/2017 to 12/31/2017	$13.97800	$16.24201	6,648,154
01/01/2018 to 12/31/2018	$16.24201	$14.94645	7,931,523
AST J.P. Morgan International Equity Portfolio
02/04/2013 to 12/31/2013	$26.18502	$29.44603	493,919
01/01/2014 to 12/31/2014	$29.44603	$27.39256	519,707
01/01/2015 to 12/31/2015	$27.39256	$26.45402	521,224
01/01/2016 to 12/31/2016	$26.45402	$26.78990	574,859
01/01/2017 to 12/31/2017	$26.78990	$34.50274	990,407
01/01/2018 to 12/31/2018	$34.50274	$28.28957	1,069,922
AST J.P. Morgan Strategic Opportunities Portfolio
02/04/2013 to 12/31/2013	$26.88250	$29.21518	767,639
01/01/2014 to 12/31/2014	$29.21518	$30.60670	859,092
01/01/2015 to 12/31/2015	$30.60670	$30.35229	946,248
01/01/2016 to 12/31/2016	$30.35229	$31.31259	1,876,926
01/01/2017 to 12/31/2017	$31.31259	$34.88664	3,882,804
01/01/2018 to 12/31/2018	$34.88664	$32.88202	4,291,651
AST Jennison Large-Cap Growth Portfolio
02/04/2013 to 12/31/2013	$13.43345	$17.68598	65,274
01/01/2014 to 12/31/2014	$17.68598	$19.24099	128,247
01/01/2015 to 12/31/2015	$19.24099	$21.14871	249,434
01/01/2016 to 12/31/2016	$21.14871	$20.70363	268,009
01/01/2017 to 12/31/2017	$20.70363	$27.93897	516,342
01/01/2018 to 12/31/2018	$27.93897	$27.30930	635,688
AST Loomis Sayles Large-Cap Growth Portfolio
02/04/2013 to 12/31/2013	$22.76227	$29.54365	2,203,644
01/01/2014 to 12/31/2014	$29.54365	$32.45986	2,714,814
01/01/2015 to 12/31/2015	$32.45986	$35.49674	2,592,109
01/01/2016 to 12/31/2016	$35.49674	$37.23259	2,470,649
01/01/2017 to 12/31/2017	$37.23259	$49.19383	2,633,786
01/01/2018 to 12/31/2018	$49.19383	$47.55886	2,377,615
AST MFS Global Equity Portfolio
02/04/2013 to 12/31/2013	$19.92596	$24.04688	572,282
01/01/2014 to 12/31/2014	$24.04688	$24.75789	583,483
01/01/2015 to 12/31/2015	$24.75789	$24.23662	644,028
01/01/2016 to 12/31/2016	$24.23662	$25.79174	728,361
01/01/2017 to 12/31/2017	$25.79174	$31.73317	1,338,201
01/01/2018 to 12/31/2018	$31.73317	$28.51437	1,471,313
AST MFS Growth Portfolio
02/04/2013 to 12/31/2013	$10.79943	$14.04784	825,258
01/01/2014 to 12/31/2014	$14.04784	$15.17211	864,288
01/01/2015 to 12/31/2015	$15.17211	$16.16312	862,289
01/01/2016 to 12/31/2016	$16.16312	$16.36507	974,945
01/01/2017 to 12/31/2017	$16.36507	$21.25152	1,377,403
01/01/2018 to 12/31/2018	$21.25152	$21.56670	1,370,389

A-81

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Large-Cap Value Portfolio
02/04/2013 to 12/31/2013	$10.85690	$13.67722	57,164
01/01/2014 to 12/31/2014	$13.67722	$14.97664	66,490
01/01/2015 to 12/31/2015	$14.97664	$14.77167	148,850
01/01/2016 to 12/31/2016	$14.77167	$16.64891	328,700
01/01/2017 to 12/31/2017	$16.64891	$19.40894	716,459
01/01/2018 to 12/31/2018	$19.40894	$17.32502	808,983
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
02/04/2013 to 12/31/2013	$43.70393	$57.58674	593,491
01/01/2014 to 12/31/2014	$57.58674	$65.36528	632,089
01/01/2015 to 12/31/2015	$65.36528	$61.27996	588,881
01/01/2016 to 12/31/2016	$61.27996	$71.98029	595,116
01/01/2017 to 12/31/2017	$71.98029	$81.37387	775,668
01/01/2018 to 12/31/2018	$81.37387	$67.54927	770,390
AST New Discovery Asset Allocation Portfolio
02/04/2013 to 12/31/2013	$10.74092	$12.28049	870,847
01/01/2014 to 12/31/2014	$12.28049	$12.82758	761,976
01/01/2015 to 12/31/2015	$12.82758	$12.58598	817,085
01/01/2016 to 12/31/2016	$12.58598	$13.04467	1,066,092
01/01/2017 to 12/31/2017	$13.04467	$15.09732	1,764,647
01/01/2018 to 12/31/2018	$15.09732	$13.75755	1,860,088
AST Parametric Emerging Markets Equity Portfolio
02/04/2013 to 12/31/2013	$10.65842	$10.39868	493,261
01/01/2014 to 12/31/2014	$10.39868	$9.84738	674,967
01/01/2015 to 12/31/2015	$9.84738	$8.14703	685,583
01/01/2016 to 12/31/2016	$8.14703	$9.09464	896,852
01/01/2017 to 12/31/2017	$9.09464	$11.41888	2,403,364
01/01/2018 to 12/31/2018	$11.41888	$9.75082	2,611,601
AST Preservation Asset Allocation Portfolio
02/04/2013 to 12/31/2013	$13.61007	$14.55895	3,852,365
01/01/2014 to 12/31/2014	$14.55895	$15.29958	3,583,397
01/01/2015 to 12/31/2015	$15.29958	$15.22193	4,194,357
01/01/2016 to 12/31/2016	$15.22193	$15.95874	6,948,644
01/01/2017 to 12/31/2017	$15.95874	$17.46135	12,393,167
01/01/2018 to 12/31/2018	$17.46135	$16.85466	14,490,335
AST Prudential Core Bond Portfolio
02/04/2013 to 12/31/2013	$10.66898	$10.41874	108,559
01/01/2014 to 12/31/2014	$10.41874	$10.97842	99,867
01/01/2015 to 12/31/2015	$10.97842	$10.87776	225,318
01/01/2016 to 12/31/2016	$10.87776	$11.26197	520,399
01/01/2017 to 12/31/2017	$11.26197	$11.82342	1,503,205
01/01/2018 to 12/31/2018	$11.82342	$11.65058	2,031,690
AST Prudential Growth Allocation Portfolio
02/04/2013 to 12/31/2013	$10.96301	$12.39040	1,933,476
01/01/2014 to 12/31/2014	$12.39040	$13.44202	2,980,642
01/01/2015 to 12/31/2015	$13.44202	$13.27284	4,688,196
01/01/2016 to 12/31/2016	$13.27284	$14.51766	10,784,874
01/01/2017 to 12/31/2017	$14.51766	$16.74513	45,066,148
01/01/2018 to 12/31/2018	$16.74513	$15.37220	53,882,013
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99946	$11.75760	0
01/01/2014 to 12/31/2014	$11.75760	$13.46149	9,545
01/01/2015 to 12/31/2015	$13.46149	$13.58030	10,783
01/01/2016 to 12/31/2016	$13.58030	$14.95673	15,565
01/01/2017 to 12/31/2017	$14.95673	$18.04136	24,926
01/01/2018 to 12/31/2018	$18.04136	$16.64184	51,327

A-82

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST QMA US Equity Alpha Portfolio
02/04/2013 to 12/31/2013	$16.99923	$21.19484	717,679
01/01/2014 to 12/31/2014	$21.19484	$24.68161	719,720
01/01/2015 to 12/31/2015	$24.68161	$25.27620	674,237
01/01/2016 to 12/31/2016	$25.27620	$28.84006	744,456
01/01/2017 to 12/31/2017	$28.84006	$35.02833	1,224,013
01/01/2018 to 12/31/2018	$35.02833	$31.94005	1,197,136
AST Quantitative Modeling Portfolio
02/04/2013 to 12/31/2013	$10.41367	$12.24997	315,728
01/01/2014 to 12/31/2014	$12.24997	$12.96155	852,665
01/01/2015 to 12/31/2015	$12.96155	$12.89666	1,827,546
01/01/2016 to 12/31/2016	$12.89666	$13.62285	1,892,173
01/01/2017 to 12/31/2017	$13.62285	$15.99640	2,728,811
01/01/2018 to 12/31/2018	$15.99640	$14.85453	2,995,190
AST RCM World Trends Portfolio
02/04/2013 to 12/31/2013	$10.73897	$11.77322	834,112
01/01/2014 to 12/31/2014	$11.77322	$12.29780	1,249,619
01/01/2015 to 12/31/2015	$12.29780	$12.19758	1,625,752
01/01/2016 to 12/31/2016	$12.19758	$12.70180	3,094,012
01/01/2017 to 12/31/2017	$12.70180	$14.66782	9,654,552
01/01/2018 to 12/31/2018	$14.66782	$13.42047	10,931,891
AST Small-Cap Growth Opportunities Portfolio
02/04/2013 to 12/31/2013	$14.80266	$19.42995	878,841
01/01/2014 to 12/31/2014	$19.42995	$20.25743	1,058,177
01/01/2015 to 12/31/2015	$20.25743	$20.39441	1,095,306
01/01/2016 to 12/31/2016	$20.39441	$21.82195	1,095,490
01/01/2017 to 12/31/2017	$21.82195	$27.68356	1,418,074
01/01/2018 to 12/31/2018	$27.68356	$24.52057	1,458,312
AST Small-Cap Growth Portfolio
02/04/2013 to 12/31/2013	$29.53272	$37.20616	252,009
01/01/2014 to 12/31/2014	$37.20616	$38.37610	252,894
01/01/2015 to 12/31/2015	$38.37610	$38.42630	270,848
01/01/2016 to 12/31/2016	$38.42630	$42.78718	339,888
01/01/2017 to 12/31/2017	$42.78718	$52.67592	530,286
01/01/2018 to 12/31/2018	$52.67592	$47.93408	556,315
AST Small-Cap Value Portfolio
02/04/2013 to 12/31/2013	$31.24335	$40.14664	755,633
01/01/2014 to 12/31/2014	$40.14664	$41.98705	805,379
01/01/2015 to 12/31/2015	$41.98705	$39.91627	803,339
01/01/2016 to 12/31/2016	$39.91627	$51.23806	730,558
01/01/2017 to 12/31/2017	$51.23806	$54.64572	803,223
01/01/2018 to 12/31/2018	$54.64572	$45.01897	784,653
AST T. Rowe Price Asset Allocation Portfolio
02/04/2013 to 12/31/2013	$33.53658	$37.93685	984,990
01/01/2014 to 12/31/2014	$37.93685	$39.90630	1,389,809
01/01/2015 to 12/31/2015	$39.90630	$39.66363	1,975,437
01/01/2016 to 12/31/2016	$39.66363	$42.37872	3,601,806
01/01/2017 to 12/31/2017	$42.37872	$48.59065	8,854,325
01/01/2018 to 12/31/2018	$48.59065	$45.70185	10,588,658
AST T. Rowe Price Large-Cap Growth Portfolio
02/04/2013 to 12/31/2013	$21.69277	$29.71001	702,609
01/01/2014 to 12/31/2014	$29.71001	$31.98018	815,771
01/01/2015 to 12/31/2015	$31.98018	$34.81718	1,108,704
01/01/2016 to 12/31/2016	$34.81718	$35.52458	1,275,764
01/01/2017 to 12/31/2017	$35.52458	$48.66519	2,125,459
01/01/2018 to 12/31/2018	$48.66519	$50.21669	2,324,032

A-83

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Large-Cap Value Portfolio
02/04/2013 to 12/31/2013	$14.60928	$18.44915	515,533
01/01/2014 to 12/31/2014	$18.44915	$18.61487	500,642
01/01/2015 to 12/31/2015	$18.61487	$17.37246	492,716
01/01/2016 to 12/31/2016	$17.37246	$18.31746	539,391
01/01/2017 to 12/31/2017	$18.31746	$21.21087	863,277
01/01/2018 to 12/31/2018	$21.21087	$19.02617	935,862
AST T. Rowe Price Natural Resources Portfolio
02/04/2013 to 12/31/2013	$56.16298	$61.78578	214,813
01/01/2014 to 12/31/2014	$61.78578	$56.25253	246,794
01/01/2015 to 12/31/2015	$56.25253	$45.12754	243,343
01/01/2016 to 12/31/2016	$45.12754	$55.87055	268,555
01/01/2017 to 12/31/2017	$55.87055	$61.22893	508,598
01/01/2018 to 12/31/2018	$61.22893	$50.69899	506,332
AST Templeton Global Bond Portfolio
02/04/2013 to 12/31/2013	$20.40314	$19.73350	1,057,340
01/01/2014 to 12/31/2014	$19.73350	$19.71444	1,171,818
01/01/2015 to 12/31/2015	$19.71444	$18.68194	1,103,519
01/01/2016 to 12/31/2016	$18.68194	$19.36935	1,107,507
01/01/2017 to 12/31/2017	$19.36935	$19.63657	1,390,332
01/01/2018 to 12/31/2018	$19.63657	$19.89846	1,352,053
AST WEDGE Capital Mid-Cap Value Portfolio
02/04/2013 to 12/31/2013	$18.07272	$22.38888	257,877
01/01/2014 to 12/31/2014	$22.38888	$25.57298	311,302
01/01/2015 to 12/31/2015	$25.57298	$23.72778	266,712
01/01/2016 to 12/31/2016	$23.72778	$26.87288	361,197
01/01/2017 to 12/31/2017	$26.87288	$31.64574	502,593
01/01/2018 to 12/31/2018	$31.64574	$26.24363	519,584
AST Wellington Management Hedged Equity Portfolio
02/04/2013 to 12/31/2013	$11.38320	$13.19869	1,095,380
01/01/2014 to 12/31/2014	$13.19869	$13.83470	1,402,528
01/01/2015 to 12/31/2015	$13.83470	$13.65786	1,473,627
01/01/2016 to 12/31/2016	$13.65786	$14.45462	2,482,243
01/01/2017 to 12/31/2017	$14.45462	$16.31293	4,259,105
01/01/2018 to 12/31/2018	$16.31293	$15.39650	4,457,377
AST Western Asset Core Plus Bond Portfolio
02/04/2013 to 12/31/2013	$12.58309	$12.34542	772,270
01/01/2014 to 12/31/2014	$12.34542	$13.14798	1,243,823
01/01/2015 to 12/31/2015	$13.14798	$13.22403	1,531,862
01/01/2016 to 12/31/2016	$13.22403	$13.81477	2,469,176
01/01/2017 to 12/31/2017	$13.81477	$14.59080	5,417,683
01/01/2018 to 12/31/2018	$14.59080	$14.16731	9,309,786
AST Western Asset Emerging Markets Debt Portfolio
02/04/2013 to 12/31/2013	$10.29861	$9.51458	31,671
01/01/2014 to 12/31/2014	$9.51458	$9.58076	58,298
01/01/2015 to 12/31/2015	$9.58076	$9.22504	49,794
01/01/2016 to 12/31/2016	$9.22504	$10.13715	52,495
01/01/2017 to 12/31/2017	$10.13715	$11.00812	228,137
01/01/2018 to 12/31/2018	$11.00812	$10.20707	171,241
Invesco V.I. Diversified Dividend Fund - Series I
02/04/2013 to 12/31/2013	$11.37596	$14.10256	179,854
01/01/2014 to 12/31/2014	$14.10256	$15.80810	235,186
01/01/2015 to 12/31/2015	$15.80810	$16.02985	262,725
01/01/2016 to 12/31/2016	$16.02985	$18.28497	278,046
01/01/2017 to 12/31/2017	$18.28497	$19.72404	300,747
01/01/2018 to 12/31/2018	$19.72404	$18.11100	256,970

A-84

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Health Care Fund - Series I
formerly,Invesco V.I. Global Health Care Fund - Series I
02/04/2013 to 12/31/2013	$20.43988	$26.50075	141,248
01/01/2014 to 12/31/2014	$26.50075	$31.50696	177,897
01/01/2015 to 12/31/2015	$31.50696	$32.29234	177,262
01/01/2016 to 12/31/2016	$32.29234	$28.40589	155,110
01/01/2017 to 12/31/2017	$28.40589	$32.68826	131,582
01/01/2018 to 12/31/2018	$32.68826	$32.76843	128,694
Invesco V.I. Mid Cap Growth Portfolio, Series I
02/04/2013 to 12/31/2013	$10.50410	$13.38563	148,359
01/01/2014 to 12/31/2014	$13.38563	$14.36743	127,514
01/01/2015 to 12/31/2015	$14.36743	$14.44624	133,202
01/01/2016 to 12/31/2016	$14.44624	$14.46110	116,451
01/01/2017 to 12/31/2017	$14.46110	$17.59873	121,423
01/01/2018 to 12/31/2018	$17.59873	$16.50761	138,513
Invesco V.I. Technology Fund - Series I
02/04/2013 to 12/31/2013	$7.11711	$8.62425	127,602
01/01/2014 to 12/31/2014	$8.62425	$9.51515	115,638
01/01/2015 to 12/31/2015	$9.51515	$10.09754	142,556
01/01/2016 to 12/31/2016	$10.09754	$9.95624	144,780
01/01/2017 to 12/31/2017	$9.95624	$13.36692	176,558
01/01/2018 to 12/31/2018	$13.36692	$13.21924	157,914
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.12674	$9.76934	535,703
01/01/2017 to 12/31/2017	$9.76934	$13.69451	543,952
01/01/2018 to 12/31/2018	$13.69451	$11.19573	533,818
ProFund VP Asia 30
02/04/2013 to 12/31/2013	$21.76400	$24.52800	75,828
01/01/2014 to 12/31/2014	$24.52800	$23.98641	68,176
01/01/2015 to 12/31/2015	$23.98641	$21.59539	67,296
01/01/2016 to 12/31/2016	$21.59539	$21.59271	59,498
01/01/2017 to 12/31/2017	$21.59271	$28.50573	85,937
01/01/2018 to 12/31/2018	$28.50573	$23.05329	63,191
ProFund VP Banks
02/04/2013 to 12/31/2013	$5.51550	$6.98561	54,459
01/01/2014 to 12/31/2014	$6.98561	$7.66037	151,473
01/01/2015 to 12/31/2015	$7.66037	$7.57757	127,458
01/01/2016 to 12/31/2016	$7.57757	$9.27726	252,087
01/01/2017 to 12/31/2017	$9.27726	$10.86866	218,311
01/01/2018 to 12/31/2018	$10.86866	$8.86511	145,249
ProFund VP Basic Materials
02/04/2013 to 12/31/2013	$17.06754	$19.58915	95,961
01/01/2014 to 12/31/2014	$19.58915	$19.79000	64,938
01/01/2015 to 12/31/2015	$19.79000	$16.92405	64,844
01/01/2016 to 12/31/2016	$16.92405	$19.92338	93,929
01/01/2017 to 12/31/2017	$19.92338	$24.33829	94,753
01/01/2018 to 12/31/2018	$24.33829	$19.90968	86,285
ProFund VP Bear
02/04/2013 to 12/31/2013	$4.85090	$3.73245	355,838
01/01/2014 to 12/31/2014	$3.73245	$3.17983	231,199
01/01/2015 to 12/31/2015	$3.17983	$3.00362	188,249
01/01/2016 to 12/31/2016	$3.00362	$2.59463	198,391
01/01/2017 to 12/31/2017	$2.59463	$2.11469	180,171
01/01/2018 to 12/31/2018	$2.11469	$2.18613	241,873

A-85

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Biotechnology
02/04/2013 to 12/31/2013	$15.20540	$23.67027	107,333
01/01/2014 to 12/31/2014	$23.67027	$30.50694	133,431
01/01/2015 to 12/31/2015	$30.50694	$31.30910	129,864
01/01/2016 to 12/31/2016	$31.30910	$26.29149	106,852
01/01/2017 to 12/31/2017	$26.29149	$32.00915	104,038
01/01/2018 to 12/31/2018	$32.00915	$29.65414	91,069
ProFund VP Bull
02/04/2013 to 12/31/2013	$12.92655	$15.90907	397,809
01/01/2014 to 12/31/2014	$15.90907	$17.61835	760,993
01/01/2015 to 12/31/2015	$17.61835	$17.42362	423,471
01/01/2016 to 12/31/2016	$17.42362	$18.98285	355,667
01/01/2017 to 12/31/2017	$18.98285	$22.50760	316,009
01/01/2018 to 12/31/2018	$22.50760	$20.98601	235,267
ProFund VP Consumer Goods Portfolio
02/04/2013 to 12/31/2013	$15.94533	$19.29901	60,904
01/01/2014 to 12/31/2014	$19.29901	$21.13436	79,124
01/01/2015 to 12/31/2015	$21.13436	$21.87108	87,237
01/01/2016 to 12/31/2016	$21.87108	$22.49915	68,573
01/01/2017 to 12/31/2017	$22.49915	$25.71839	70,448
01/01/2018 to 12/31/2018	$25.71839	$21.76834	48,713
ProFund VP Consumer Services
02/04/2013 to 12/31/2013	$13.50784	$17.81439	92,785
01/01/2014 to 12/31/2014	$17.81439	$19.90402	58,099
01/01/2015 to 12/31/2015	$19.90402	$20.70202	100,543
01/01/2016 to 12/31/2016	$20.70202	$21.42854	58,701
01/01/2017 to 12/31/2017	$21.42854	$25.19995	58,268
01/01/2018 to 12/31/2018	$25.19995	$25.18921	56,716
ProFund VP Europe 30
02/04/2013 to 12/31/2013	$10.61817	$12.46427	264,298
01/01/2014 to 12/31/2014	$12.46427	$11.31241	215,221
01/01/2015 to 12/31/2015	$11.31241	$10.01642	198,350
01/01/2016 to 12/31/2016	$10.01642	$10.72862	197,132
01/01/2017 to 12/31/2017	$10.72862	$12.76008	226,655
01/01/2018 to 12/31/2018	$12.76008	$10.88551	144,290
ProFund VP Financials
02/04/2013 to 12/31/2013	$7.42326	$9.19359	186,474
01/01/2014 to 12/31/2014	$9.19359	$10.31365	181,847
01/01/2015 to 12/31/2015	$10.31365	$10.09347	195,122
01/01/2016 to 12/31/2016	$10.09347	$11.56425	188,858
01/01/2017 to 12/31/2017	$11.56425	$13.57905	238,851
01/01/2018 to 12/31/2018	$13.57905	$12.08340	177,816
ProFund VP Health Care
02/04/2013 to 12/31/2013	$12.47412	$16.18833	207,388
01/01/2014 to 12/31/2014	$16.18833	$19.89460	270,049
01/01/2015 to 12/31/2015	$19.89460	$20.75816	284,139
01/01/2016 to 12/31/2016	$20.75816	$19.78767	224,976
01/01/2017 to 12/31/2017	$19.78767	$23.77169	221,459
01/01/2018 to 12/31/2018	$23.77169	$24.66388	248,807
ProFund VP Industrials
02/04/2013 to 12/31/2013	$15.27431	$19.82217	50,850
01/01/2014 to 12/31/2014	$19.82217	$20.79174	43,236
01/01/2015 to 12/31/2015	$20.79174	$19.95009	41,542
01/01/2016 to 12/31/2016	$19.95009	$23.29843	63,562
01/01/2017 to 12/31/2017	$23.29843	$28.33174	67,240
01/01/2018 to 12/31/2018	$28.33174	$24.55376	47,391

A-86

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Internet
02/04/2013 to 12/31/2013	$33.35789	$46.52962	27,156
01/01/2014 to 12/31/2014	$46.52962	$46.74583	21,065
01/01/2015 to 12/31/2015	$46.74583	$55.89433	41,075
01/01/2016 to 12/31/2016	$55.89433	$58.60226	24,263
01/01/2017 to 12/31/2017	$58.60226	$79.21173	28,412
01/01/2018 to 12/31/2018	$79.21173	$82.57682	26,649
ProFund VP Japan
02/04/2013 to 12/31/2013	$8.49392	$11.84800	121,931
01/01/2014 to 12/31/2014	$11.84800	$12.15075	97,188
01/01/2015 to 12/31/2015	$12.15075	$12.77302	138,612
01/01/2016 to 12/31/2016	$12.77302	$12.74253	95,620
01/01/2017 to 12/31/2017	$12.74253	$14.99587	108,456
01/01/2018 to 12/31/2018	$14.99587	$13.16454	82,224
ProFund VP Large-Cap Growth
02/04/2013 to 12/31/2013	$13.20711	$16.58549	222,473
01/01/2014 to 12/31/2014	$16.58549	$18.60783	289,356
01/01/2015 to 12/31/2015	$18.60783	$19.18142	250,498
01/01/2016 to 12/31/2016	$19.18142	$20.01260	202,866
01/01/2017 to 12/31/2017	$20.01260	$24.91135	206,775
01/01/2018 to 12/31/2018	$24.91135	$24.28832	143,270
ProFund VP Large-Cap Value
02/04/2013 to 12/31/2013	$11.72912	$14.24242	134,528
01/01/2014 to 12/31/2014	$14.24242	$15.63192	265,861
01/01/2015 to 12/31/2015	$15.63192	$14.79497	194,928
01/01/2016 to 12/31/2016	$14.79497	$16.96711	202,387
01/01/2017 to 12/31/2017	$16.96711	$19.12167	188,929
01/01/2018 to 12/31/2018	$19.12167	$16.97797	152,164
ProFund VP Mid-Cap Growth
02/04/2013 to 12/31/2013	$17.32642	$21.05928	174,753
01/01/2014 to 12/31/2014	$21.05928	$22.15511	163,134
01/01/2015 to 12/31/2015	$22.15511	$22.07355	186,057
01/01/2016 to 12/31/2016	$22.07355	$24.75396	164,683
01/01/2017 to 12/31/2017	$24.75396	$29.09543	147,359
01/01/2018 to 12/31/2018	$29.09543	$25.44313	130,102
ProFund VP Mid-Cap Value
02/04/2013 to 12/31/2013	$16.88684	$20.73660	193,984
01/01/2014 to 12/31/2014	$20.73660	$22.70025	148,093
01/01/2015 to 12/31/2015	$22.70025	$20.69789	106,849
01/01/2016 to 12/31/2016	$20.69789	$25.56887	170,877
01/01/2017 to 12/31/2017	$25.56887	$28.09773	106,840
01/01/2018 to 12/31/2018	$28.09773	$24.20448	91,879
ProFund VP NASDAQ-100
02/04/2013 to 12/31/2013	$8.15236	$10.67982	457,085
01/01/2014 to 12/31/2014	$10.67982	$12.41477	428,820
01/01/2015 to 12/31/2015	$12.41477	$13.25345	419,427
01/01/2016 to 12/31/2016	$13.25345	$13.85955	274,058
01/01/2017 to 12/31/2017	$13.85955	$17.95172	369,355
01/01/2018 to 12/31/2018	$17.95172	$17.50102	261,970
ProFund VP Oil & Gas
02/04/2013 to 12/31/2013	$23.09940	$26.37068	142,506
01/01/2014 to 12/31/2014	$26.37068	$23.35223	164,063
01/01/2015 to 12/31/2015	$23.35223	$17.77804	230,957
01/01/2016 to 12/31/2016	$17.77804	$21.93451	227,441
01/01/2017 to 12/31/2017	$21.93451	$21.10051	203,858
01/01/2018 to 12/31/2018	$21.10051	$16.72330	164,099

A-87

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Pharmaceuticals
02/04/2013 to 12/31/2013	$11.16750	$13.71886	55,848
01/01/2014 to 12/31/2014	$13.71886	$16.26831	92,394
01/01/2015 to 12/31/2015	$16.26831	$16.88077	117,398
01/01/2016 to 12/31/2016	$16.88077	$16.14515	68,933
01/01/2017 to 12/31/2017	$16.14515	$17.70185	73,179
01/01/2018 to 12/31/2018	$17.70185	$16.49612	55,865
ProFund VP Precious Metals
02/04/2013 to 12/31/2013	$15.63958	$10.10607	326,483
01/01/2014 to 12/31/2014	$10.10607	$7.64416	475,057
01/01/2015 to 12/31/2015	$7.64416	$5.09960	760,919
01/01/2016 to 12/31/2016	$5.09960	$7.89451	574,072
01/01/2017 to 12/31/2017	$7.89451	$8.25733	343,317
01/01/2018 to 12/31/2018	$8.25733	$7.09843	350,023
ProFund VP Real Estate
02/04/2013 to 12/31/2013	$23.26373	$22.21991	70,779
01/01/2014 to 12/31/2014	$22.21991	$27.59787	110,898
01/01/2015 to 12/31/2015	$27.59787	$27.50732	101,839
01/01/2016 to 12/31/2016	$27.50732	$28.89304	74,741
01/01/2017 to 12/31/2017	$28.89304	$31.01624	67,000
01/01/2018 to 12/31/2018	$31.01624	$29.05818	54,454
ProFund VP Rising Rates Opportunity
02/04/2013 to 12/31/2013	$2.59396	$2.87984	675,015
01/01/2014 to 12/31/2014	$2.87984	$1.99535	1,232,465
01/01/2015 to 12/31/2015	$1.99535	$1.95092	753,860
01/01/2016 to 12/31/2016	$1.95092	$1.83830	551,666
01/01/2017 to 12/31/2017	$1.83830	$1.60891	510,664
01/01/2018 to 12/31/2018	$1.60891	$1.66497	382,978
ProFund VP Semiconductor
02/04/2013 to 12/31/2013	$6.78153	$8.51972	20,934
01/01/2014 to 12/31/2014	$8.51972	$11.38706	47,528
01/01/2015 to 12/31/2015	$11.38706	$10.98775	49,386
01/01/2016 to 12/31/2016	$10.98775	$13.94108	69,965
01/01/2017 to 12/31/2017	$13.94108	$18.77522	56,974
01/01/2018 to 12/31/2018	$18.77522	$16.74395	44,338
ProFund VP Short Mid-Cap
02/04/2013 to 12/31/2013	$3.41648	$2.63579	12,164
01/01/2014 to 12/31/2014	$2.63579	$2.29291	40,123
01/01/2015 to 12/31/2015	$2.29291	$2.23913	24,945
01/01/2016 to 12/31/2016	$2.23913	$1.77543	29,667
01/01/2017 to 12/31/2017	$1.77543	$1.50184	49,318
01/01/2018 to 12/31/2018	$1.50184	$1.65568	39,770
ProFund VP Short NASDAQ-100
02/04/2013 to 12/31/2013	$2.49686	$1.79678	76,359
01/01/2014 to 12/31/2014	$1.79678	$1.43903	48,202
01/01/2015 to 12/31/2015	$1.43903	$1.24327	72,141
01/01/2016 to 12/31/2016	$1.24327	$1.11094	181,490
01/01/2017 to 12/31/2017	$1.11094	$0.82512	224,779
01/01/2018 to 12/31/2018	$0.82512	$0.79616	255,381
ProFund VP Short Small-Cap
02/04/2013 to 12/31/2013	$3.35147	$2.43499	25,593
01/01/2014 to 12/31/2014	$2.43499	$2.19578	54,092
01/01/2015 to 12/31/2015	$2.19578	$2.16357	46,092
01/01/2016 to 12/31/2016	$2.16357	$1.68537	62,604
01/01/2017 to 12/31/2017	$1.68537	$1.43654	85,866
01/01/2018 to 12/31/2018	$1.43654	$1.57540	68,600

A-88

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Small-Cap Growth
02/04/2013 to 12/31/2013	$17.92141	$23.61368	246,118
01/01/2014 to 12/31/2014	$23.61368	$23.97002	137,811
01/01/2015 to 12/31/2015	$23.97002	$24.09350	168,091
01/01/2016 to 12/31/2016	$24.09350	$28.78066	146,587
01/01/2017 to 12/31/2017	$28.78066	$32.30234	125,794
01/01/2018 to 12/31/2018	$32.30234	$30.24674	89,702
ProFund VP Small-Cap Value
02/04/2013 to 12/31/2013	$14.60719	$19.03447	133,615
01/01/2014 to 12/31/2014	$19.03447	$20.01025	104,867
01/01/2015 to 12/31/2015	$20.01025	$18.23453	94,036
01/01/2016 to 12/31/2016	$18.23453	$23.32939	151,586
01/01/2017 to 12/31/2017	$23.32939	$25.42900	105,005
01/01/2018 to 12/31/2018	$25.42900	$21.67162	84,243
ProFund VP Technology
02/04/2013 to 12/31/2013	$6.51938	$8.04774	98,883
01/01/2014 to 12/31/2014	$8.04774	$9.44377	151,597
01/01/2015 to 12/31/2015	$9.44377	$9.60780	202,812
01/01/2016 to 12/31/2016	$9.60780	$10.72365	168,876
01/01/2017 to 12/31/2017	$10.72365	$14.40264	177,994
01/01/2018 to 12/31/2018	$14.40264	$13.98012	156,306
ProFund VP Telecommunications
02/04/2013 to 12/31/2013	$6.71010	$7.15850	49,347
01/01/2014 to 12/31/2014	$7.15850	$7.15222	66,854
01/01/2015 to 12/31/2015	$7.15222	$7.21387	65,108
01/01/2016 to 12/31/2016	$7.21387	$8.71921	139,094
01/01/2017 to 12/31/2017	$8.71921	$8.47873	126,171
01/01/2018 to 12/31/2018	$8.47873	$7.15106	89,499
ProFund VP U.S. Government Plus
02/04/2013 to 12/31/2013	$20.20956	$17.03654	127,113
01/01/2014 to 12/31/2014	$17.03654	$23.08528	199,538
01/01/2015 to 12/31/2015	$23.08528	$21.64137	124,443
01/01/2016 to 12/31/2016	$21.64137	$21.43494	109,120
01/01/2017 to 12/31/2017	$21.43494	$23.31636	112,457
01/01/2018 to 12/31/2018	$23.31636	$21.90777	86,676
ProFund VP UltraBull
02/04/2013 to 12/31/2013	$7.92160	$12.04891	217,693
01/01/2014 to 12/31/2014	$12.04891	$14.75247	148,741
01/01/2015 to 12/31/2015	$14.75247	$14.23403	127,196
01/01/2016 to 12/31/2016	$14.23403	$16.77212	93,818
01/01/2017 to 12/31/2017	$16.77212	$23.49834	121,567
01/01/2018 to 12/31/2018	$23.49834	$19.72499	98,008
ProFund VP UltraMid-Cap
02/04/2013 to 12/31/2013	$17.02618	$25.30433	82,594
01/01/2014 to 12/31/2014	$25.30433	$28.99706	86,748
01/01/2015 to 12/31/2015	$28.99706	$26.17300	95,014
01/01/2016 to 12/31/2016	$26.17300	$35.86125	103,555
01/01/2017 to 12/31/2017	$35.86125	$45.91039	92,367
01/01/2018 to 12/31/2018	$45.91039	$33.40056	67,228
ProFund VP UltraNASDAQ-100
02/04/2013 to 12/31/2013	$1.86493	$3.19725	2,805,778
01/01/2014 to 12/31/2014	$3.19725	$4.31486	3,540,961
01/01/2015 to 12/31/2015	$4.31486	$4.86993	3,654,654
01/01/2016 to 12/31/2016	$4.86993	$5.25551	3,100,750
01/01/2017 to 12/31/2017	$5.25551	$8.78935	2,625,821
01/01/2018 to 12/31/2018	$8.78935	$7.89085	2,459,337

A-89

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP UltraSmall-Cap
02/04/2013 to 12/31/2013	$10.77115	$17.78702	98,985
01/01/2014 to 12/31/2014	$17.78702	$18.62200	69,753
01/01/2015 to 12/31/2015	$18.62200	$16.10045	88,254
01/01/2016 to 12/31/2016	$16.10045	$22.32907	116,281
01/01/2017 to 12/31/2017	$22.32907	$27.77443	92,610
01/01/2018 to 12/31/2018	$27.77443	$20.15599	70,378
ProFund VP Utilities
02/04/2013 to 12/31/2013	$13.27377	$14.30671	139,022
01/01/2014 to 12/31/2014	$14.30671	$17.89278	230,133
01/01/2015 to 12/31/2015	$17.89278	$16.63832	145,740
01/01/2016 to 12/31/2016	$16.63832	$19.02243	166,540
01/01/2017 to 12/31/2017	$19.02243	$20.90980	182,084
01/01/2018 to 12/31/2018	$20.90980	$21.37243	170,466
PSF SP International Growth Portfolio
formerly,Prudential SP International Growth Portfolio
02/04/2013 to 12/31/2013	$14.03221	$16.09589	59,473
01/01/2014 to 12/31/2014	$16.09589	$15.07745	59,533
01/01/2015 to 12/31/2015	$15.07745	$15.48379	69,852
01/01/2016 to 12/31/2016	$15.48379	$14.83221	43,276
01/01/2017 to 12/31/2017	$14.83221	$20.01328	55,561
01/01/2018 to 12/31/2018	$20.01328	$17.33526	42,978
Wells Fargo VT International Equity Fund - Class 1
02/04/2013 to 12/31/2013	$15.61330	$18.10304	111,142
01/01/2014 to 12/31/2014	$18.10304	$17.03214	110,933
01/01/2015 to 12/31/2015	$17.03214	$17.30996	166,509
01/01/2016 to 12/31/2016	$17.30996	$17.75740	147,868
01/01/2017 to 12/31/2017	$17.75740	$22.02768	155,207
01/01/2018 to 12/31/2018	$22.02768	$18.19433	135,358
Wells Fargo VT Omega Growth Fund - Class 1
02/04/2013 to 12/31/2013	$17.38763	$23.32445	126,037
01/01/2014 to 12/31/2014	$23.32445	$24.12008	114,255
01/01/2015 to 12/31/2015	$24.12008	$24.35173	106,941
01/01/2016 to 12/31/2016	$24.35173	$24.37925	86,987
01/01/2017 to 12/31/2017	$24.37925	$32.68691	81,122
01/01/2018 to 12/31/2018	$32.68691	$32.64186	80,911
Wells Fargo VT Small Cap Growth Fund - Class 1
02/04/2013 to 12/31/2013	$13.15520	$18.78899	81,681
01/01/2014 to 12/31/2014	$18.78899	$18.35443	91,566
01/01/2015 to 12/31/2015	$18.35443	$17.75472	109,834
01/01/2016 to 12/31/2016	$17.75472	$19.06896	106,228
01/01/2017 to 12/31/2017	$19.06896	$23.89723	118,878
01/01/2018 to 12/31/2018	$23.89723	$24.09111	122,945
*Denotes the start date of these sub-accounts

A-90

ASXT SIX
Prudential Annuities Life Assurance Corporation
Prospectus
ACCUMULATION UNIT VALUES: With HD GRO 60 bps and Combo 5%/HAV 80 bps OR GRO Plus 2008 60 bps and Combo 5%/HAV 80 bps
(3.05%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$10.02440	$12.13423	20,597
01/01/2010 to 12/31/2010	$12.13423	$13.17192	65,536
01/01/2011 to 12/31/2011	$13.17192	$12.43126	29,622
01/01/2012 to 12/31/2012	$12.43126	$13.56586	36,253
01/01/2013 to 12/31/2013	$13.56586	$14.46408	11,985
01/01/2014 to 12/31/2014	$14.46408	$14.55840	21,734
01/01/2015 to 12/31/2015	$14.55840	$13.65997	12,885
01/01/2016 to 12/31/2016	$13.65997	$14.08352	6,722
01/01/2017 to 12/31/2017	$14.08352	$15.37365	19,724
01/01/2018 to 12/31/2018	$15.37365	$13.68977	3,906
AST Advanced Strategies Portfolio
05/01/2009 to 12/31/2009	$10.03675	$12.32995	33,933
01/01/2010 to 12/31/2010	$12.32995	$13.59257	52,061
01/01/2011 to 12/31/2011	$13.59257	$13.19353	26,435
01/01/2012 to 12/31/2012	$13.19353	$14.53629	36,464
01/01/2013 to 12/31/2013	$14.53629	$16.42647	19,293
01/01/2014 to 12/31/2014	$16.42647	$16.89820	28,366
01/01/2015 to 12/31/2015	$16.89820	$16.51440	13,993
01/01/2016 to 12/31/2016	$16.51440	$17.14989	9,439
01/01/2017 to 12/31/2017	$17.14989	$19.44290	8,027
01/01/2018 to 12/31/2018	$19.44290	$17.73716	3,043
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99745	$11.52409	0
01/01/2014 to 12/31/2014	$11.52409	$12.64404	0
01/01/2015 to 12/31/2015	$12.64404	$12.47014	0
01/01/2016 to 12/31/2016	$12.47014	$13.38475	0
01/01/2017 to 12/31/2017	$13.38475	$15.85046	0
01/01/2018 to 12/31/2018	$15.85046	$14.11453	0
AST Balanced Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$10.02322	$11.96015	104,004
01/01/2010 to 12/31/2010	$11.96015	$13.02349	131,786
01/01/2011 to 12/31/2011	$13.02349	$12.47353	52,667
01/01/2012 to 12/31/2012	$12.47353	$13.60110	56,424
01/01/2013 to 12/31/2013	$13.60110	$15.51347	26,419
01/01/2014 to 12/31/2014	$15.51347	$16.02123	35,868
01/01/2015 to 12/31/2015	$16.02123	$15.60653	19,466
01/01/2016 to 12/31/2016	$15.60653	$16.08478	10,566
01/01/2017 to 12/31/2017	$16.08478	$17.92023	9,394
01/01/2018 to 12/31/2018	$17.92023	$16.51349	3,621
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99745	$9.07909	0
01/01/2012 to 12/31/2012	$9.07909	$9.84874	0
01/01/2013 to 12/31/2013	$9.84874	$10.58473	3,133
01/01/2014 to 12/31/2014	$10.58473	$10.76426	3,650
01/01/2015 to 12/31/2015	$10.76426	$10.12275	1,167
01/01/2016 to 12/31/2016	$10.12275	$10.49795	630
01/01/2017 to 12/31/2017	$10.49795	$11.46232	277
01/01/2018 to 12/31/2018	$11.46232	$10.52425	89

A-91

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Low Duration Bond Portfolio
05/01/2009 to 12/31/2009	$9.99027	$10.41264	10,719
01/01/2010 to 12/31/2010	$10.41264	$10.48881	8,917
01/01/2011 to 12/31/2011	$10.48881	$10.39821	3,150
01/01/2012 to 12/31/2012	$10.39821	$10.55386	3,391
01/01/2013 to 12/31/2013	$10.55386	$10.00959	590
01/01/2014 to 12/31/2014	$10.00959	$9.69502	546
01/01/2015 to 12/31/2015	$9.69502	$9.44474	376
01/01/2016 to 12/31/2016	$9.44474	$9.30721	302
01/01/2017 to 12/31/2017	$9.30721	$9.17786	312
01/01/2018 to 12/31/2018	$9.17786	$8.96257	245
AST BlackRock/Loomis Sayles Bond Portfolio
05/01/2009 to 12/31/2009	$9.98214	$10.97629	109,219
01/01/2010 to 12/31/2010	$10.97629	$11.46296	174,087
01/01/2011 to 12/31/2011	$11.46296	$11.46724	92,726
01/01/2012 to 12/31/2012	$11.46724	$12.15323	96,820
01/01/2013 to 12/31/2013	$12.15323	$11.56610	35,919
01/01/2014 to 12/31/2014	$11.56610	$11.68773	32,447
01/01/2015 to 12/31/2015	$11.68773	$11.09239	10,690
01/01/2016 to 12/31/2016	$11.09239	$11.20959	6,473
01/01/2017 to 12/31/2017	$11.20959	$11.34268	8,466
01/01/2018 to 12/31/2018	$11.34268	$10.92236	2,599
AST Bond Portfolio 2018
05/01/2009 to 12/31/2009	$9.92236	$9.60981	0
01/01/2010 to 12/31/2010	$9.60981	$10.35894	0
01/01/2011 to 12/31/2011	$10.35894	$11.40768	300,079
01/01/2012 to 12/31/2012	$11.40768	$11.69126	203,929
01/01/2013 to 12/31/2013	$11.69126	$10.97843	124,021
01/01/2014 to 12/31/2014	$10.97843	$10.92698	85,105
01/01/2015 to 12/31/2015	$10.92698	$10.67946	60,763
01/01/2016 to 12/31/2016	$10.67946	$10.52111	47,591
01/01/2017 to 12/31/2017	$10.52111	$10.27375	73,999
01/01/2018 to 12/31/2018	$10.27375	$10.03413	0
AST Bond Portfolio 2019
05/01/2009 to 12/31/2009	$9.90513	$9.51126	0
01/01/2010 to 12/31/2010	$9.51126	$10.26888	0
01/01/2011 to 12/31/2011	$10.26888	$11.54677	0
01/01/2012 to 12/31/2012	$11.54677	$11.84987	57,097
01/01/2013 to 12/31/2013	$11.84987	$10.93332	75,887
01/01/2014 to 12/31/2014	$10.93332	$11.05193	30,895
01/01/2015 to 12/31/2015	$11.05193	$10.82962	25,134
01/01/2016 to 12/31/2016	$10.82962	$10.65201	16,045
01/01/2017 to 12/31/2017	$10.65201	$10.40648	18,460
01/01/2018 to 12/31/2018	$10.40648	$10.14435	107,109
AST Bond Portfolio 2020
05/01/2009 to 12/31/2009	$9.88385	$9.18840	0
01/01/2010 to 12/31/2010	$9.18840	$9.96331	67,081
01/01/2011 to 12/31/2011	$9.96331	$11.46436	5,989
01/01/2012 to 12/31/2012	$11.46436	$11.81648	3,224
01/01/2013 to 12/31/2013	$11.81648	$10.70951	100,166
01/01/2014 to 12/31/2014	$10.70951	$11.02243	58,122
01/01/2015 to 12/31/2015	$11.02243	$10.84945	72,462
01/01/2016 to 12/31/2016	$10.84945	$10.72518	59,214
01/01/2017 to 12/31/2017	$10.72518	$10.49099	22,390
01/01/2018 to 12/31/2018	$10.49099	$10.19900	24,210

A-92

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99661	$10.86825	55,827
01/01/2011 to 12/31/2011	$10.86825	$12.67668	479,189
01/01/2012 to 12/31/2012	$12.67668	$13.12442	250,845
01/01/2013 to 12/31/2013	$13.12442	$11.83332	78,873
01/01/2014 to 12/31/2014	$11.83332	$12.35365	169,047
01/01/2015 to 12/31/2015	$12.35365	$12.19038	135,676
01/01/2016 to 12/31/2016	$12.19038	$12.05982	107,083
01/01/2017 to 12/31/2017	$12.05982	$11.87777	39,969
01/01/2018 to 12/31/2018	$11.87777	$11.52135	45,222
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99745	$11.86808	148,179
01/01/2012 to 12/31/2012	$11.86808	$12.17835	231,919
01/01/2013 to 12/31/2013	$12.17835	$10.65620	25,469
01/01/2014 to 12/31/2014	$10.65620	$11.40245	15,562
01/01/2015 to 12/31/2015	$11.40245	$11.28653	63,122
01/01/2016 to 12/31/2016	$11.28653	$11.14290	56,736
01/01/2017 to 12/31/2017	$11.14290	$10.97341	30,470
01/01/2018 to 12/31/2018	$10.97341	$10.62125	31,856
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99662	$10.26629	77,251
01/01/2013 to 12/31/2013	$10.26629	$8.93791	685,322
01/01/2014 to 12/31/2014	$8.93791	$9.75885	475,047
01/01/2015 to 12/31/2015	$9.75885	$9.71746	181,993
01/01/2016 to 12/31/2016	$9.71746	$9.60176	146,254
01/01/2017 to 12/31/2017	$9.60176	$9.46757	141,379
01/01/2018 to 12/31/2018	$9.46757	$9.15306	139,108
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99830	$8.63809	347,529
01/01/2014 to 12/31/2014	$8.63809	$9.59655	177,322
01/01/2015 to 12/31/2015	$9.59655	$9.56811	10,739
01/01/2016 to 12/31/2016	$9.56811	$9.45386	10,735
01/01/2017 to 12/31/2017	$9.45386	$9.32049	10,732
01/01/2018 to 12/31/2018	$9.32049	$8.97654	10,728
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99830	$11.15903	16,526
01/01/2015 to 12/31/2015	$11.15903	$11.03498	330,937
01/01/2016 to 12/31/2016	$11.03498	$10.96374	5,209
01/01/2017 to 12/31/2017	$10.96374	$10.82471	5,260
01/01/2018 to 12/31/2018	$10.82471	$10.41563	96,691
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99830	$9.81132	181,833
01/01/2016 to 12/31/2016	$9.81132	$9.71032	274,087
01/01/2017 to 12/31/2017	$9.71032	$9.64288	225,397
01/01/2018 to 12/31/2018	$9.64288	$9.25003	247,437
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99662	$9.75403	378,937
01/01/2017 to 12/31/2017	$9.75403	$9.71124	308,557
01/01/2018 to 12/31/2018	$9.71124	$9.29490	334,853
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99661	$9.90917	1,781
01/01/2018 to 12/31/2018	$9.90917	$9.40790	2,547
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99661	$9.53824	0

A-93

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Capital Growth Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$10.03852	$12.22725	88,371
01/01/2010 to 12/31/2010	$12.22725	$13.44012	112,968
01/01/2011 to 12/31/2011	$13.44012	$12.71472	48,818
01/01/2012 to 12/31/2012	$12.71472	$14.01774	64,061
01/01/2013 to 12/31/2013	$14.01774	$16.67266	34,911
01/01/2014 to 12/31/2014	$16.67266	$17.29480	31,756
01/01/2015 to 12/31/2015	$17.29480	$16.85680	17,277
01/01/2016 to 12/31/2016	$16.85680	$17.46123	13,019
01/01/2017 to 12/31/2017	$17.46123	$19.95897	8,986
01/01/2018 to 12/31/2018	$19.95897	$18.14380	2,409
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99745	$11.52104	0
01/01/2014 to 12/31/2014	$11.52104	$12.68979	237
01/01/2015 to 12/31/2015	$12.68979	$11.86328	106
01/01/2016 to 12/31/2016	$11.86328	$13.21562	94
01/01/2017 to 12/31/2017	$13.21562	$15.17196	79
01/01/2018 to 12/31/2018	$15.17196	$14.00575	47
AST Cohen & Steers Realty Portfolio
05/01/2009 to 12/31/2009	$9.61454	$14.41408	3,009
01/01/2010 to 12/31/2010	$14.41408	$17.98463	2,762
01/01/2011 to 12/31/2011	$17.98463	$18.58624	1,055
01/01/2012 to 12/31/2012	$18.58624	$20.78393	1,973
01/01/2013 to 12/31/2013	$20.78393	$20.78128	973
01/01/2014 to 12/31/2014	$20.78128	$26.37632	1,299
01/01/2015 to 12/31/2015	$26.37632	$26.81074	824
01/01/2016 to 12/31/2016	$26.81074	$27.24708	279
01/01/2017 to 12/31/2017	$27.24708	$28.06837	333
01/01/2018 to 12/31/2018	$28.06837	$25.91371	0
AST Fidelity Institutional AM® Quantitative Portfolio
formerly,AST FI Pyramis® Quantitative Portfolio
05/01/2009 to 12/31/2009	$10.01289	$12.21412	40,030
01/01/2010 to 12/31/2010	$12.21412	$13.54265	69,693
01/01/2011 to 12/31/2011	$13.54265	$12.93283	27,636
01/01/2012 to 12/31/2012	$12.93283	$13.87100	29,060
01/01/2013 to 12/31/2013	$13.87100	$15.43301	12,216
01/01/2014 to 12/31/2014	$15.43301	$15.43379	13,448
01/01/2015 to 12/31/2015	$15.43379	$15.11138	7,606
01/01/2016 to 12/31/2016	$15.11138	$15.27483	5,990
01/01/2017 to 12/31/2017	$15.27483	$17.24991	2,457
01/01/2018 to 12/31/2018	$17.24991	$15.42577	1,475
AST Global Real Estate Portfolio
05/01/2009 to 12/31/2009	$9.85915	$13.84184	5,212
01/01/2010 to 12/31/2010	$13.84184	$16.13064	5,671
01/01/2011 to 12/31/2011	$16.13064	$14.85134	2,697
01/01/2012 to 12/31/2012	$14.85134	$18.25697	2,502
01/01/2013 to 12/31/2013	$18.25697	$18.46963	757
01/01/2014 to 12/31/2014	$18.46963	$20.39964	1,542
01/01/2015 to 12/31/2015	$20.39964	$19.75964	470
01/01/2016 to 12/31/2016	$19.75964	$19.33010	271
01/01/2017 to 12/31/2017	$19.33010	$20.78249	376
01/01/2018 to 12/31/2018	$20.78249	$19.19633	0

A-94

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Large-Cap Value Portfolio
05/01/2009 to 12/31/2009	$10.12436	$12.12248	5,259
01/01/2010 to 12/31/2010	$12.12248	$13.26746	4,461
01/01/2011 to 12/31/2011	$13.26746	$12.15344	2,054
01/01/2012 to 12/31/2012	$12.15344	$14.09935	2,577
01/01/2013 to 12/31/2013	$14.09935	$18.25462	2,072
01/01/2014 to 12/31/2014	$18.25462	$20.02206	2,527
01/01/2015 to 12/31/2015	$20.02206	$18.51437	593
01/01/2016 to 12/31/2016	$18.51437	$20.02294	393
01/01/2017 to 12/31/2017	$20.02294	$21.30624	892
01/01/2018 to 12/31/2018	$21.30624	$18.89155	254
AST Goldman Sachs Mid-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$10.05939	$13.39410	10,087
01/01/2010 to 12/31/2010	$13.39410	$15.56025	11,918
01/01/2011 to 12/31/2011	$15.56025	$14.63721	5,719
01/01/2012 to 12/31/2012	$14.63721	$16.97338	5,361
01/01/2013 to 12/31/2013	$16.97338	$21.75332	3,788
01/01/2014 to 12/31/2014	$21.75332	$23.52086	5,202
01/01/2015 to 12/31/2015	$23.52086	$21.50686	3,500
01/01/2016 to 12/31/2016	$21.50686	$21.19540	1,347
01/01/2017 to 12/31/2017	$21.19540	$26.11843	1,986
01/01/2018 to 12/31/2018	$26.11843	$24.21616	598
AST Goldman Sachs Multi-Asset Portfolio
05/01/2009 to 12/31/2009	$10.02440	$11.77962	8,173
01/01/2010 to 12/31/2010	$11.77962	$12.74499	48,976
01/01/2011 to 12/31/2011	$12.74499	$12.29438	29,103
01/01/2012 to 12/31/2012	$12.29438	$13.12610	27,510
01/01/2013 to 12/31/2013	$13.12610	$13.97562	3,763
01/01/2014 to 12/31/2014	$13.97562	$14.09699	12,688
01/01/2015 to 12/31/2015	$14.09699	$13.54278	15,831
01/01/2016 to 12/31/2016	$13.54278	$13.82089	6,097
01/01/2017 to 12/31/2017	$13.82089	$15.04653	7,390
01/01/2018 to 12/31/2018	$15.04653	$13.55566	3,375
AST Goldman Sachs Small-Cap Value Portfolio
05/01/2009 to 12/31/2009	$9.95293	$12.67342	11,393
01/01/2010 to 12/31/2010	$12.67342	$15.57605	11,365
01/01/2011 to 12/31/2011	$15.57605	$15.29838	2,764
01/01/2012 to 12/31/2012	$15.29838	$17.15805	5,135
01/01/2013 to 12/31/2013	$17.15805	$23.09162	1,883
01/01/2014 to 12/31/2014	$23.09162	$23.99874	5,106
01/01/2015 to 12/31/2015	$23.99874	$21.98832	2,218
01/01/2016 to 12/31/2016	$21.98832	$26.50272	2,991
01/01/2017 to 12/31/2017	$26.50272	$28.82861	1,876
01/01/2018 to 12/31/2018	$28.82861	$24.01384	101
AST Government Money Market Portfolio
05/01/2009 to 12/31/2009	$9.99937	$9.80078	61,155
01/01/2010 to 12/31/2010	$9.80078	$9.50418	66,807
01/01/2011 to 12/31/2011	$9.50418	$9.21691	22,753
01/01/2012 to 12/31/2012	$9.21691	$8.93594	21,654
01/01/2013 to 12/31/2013	$8.93594	$8.66333	38,219
01/01/2014 to 12/31/2014	$8.66333	$8.39917	34,608
01/01/2015 to 12/31/2015	$8.39917	$8.14297	10,538
01/01/2016 to 12/31/2016	$8.14297	$7.89524	3,237
01/01/2017 to 12/31/2017	$7.89524	$7.68106	1,578
01/01/2018 to 12/31/2018	$7.68106	$7.54238	1,173

A-95

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST High Yield Portfolio
05/01/2009 to 12/31/2009	$10.01682	$12.43203	5,092
01/01/2010 to 12/31/2010	$12.43203	$13.68018	10,081
01/01/2011 to 12/31/2011	$13.68018	$13.68453	2,509
01/01/2012 to 12/31/2012	$13.68453	$15.10704	5,003
01/01/2013 to 12/31/2013	$15.10704	$15.69801	4,092
01/01/2014 to 12/31/2014	$15.69801	$15.60847	4,193
01/01/2015 to 12/31/2015	$15.60847	$14.59314	158
01/01/2016 to 12/31/2016	$14.59314	$16.32769	1,439
01/01/2017 to 12/31/2017	$16.32769	$17.01384	90
01/01/2018 to 12/31/2018	$17.01384	$16.16445	33
AST Hotchkis & Wiley Large-Cap Value Portfolio
05/01/2009 to 12/31/2009	$10.06238	$12.64759	573
01/01/2010 to 12/31/2010	$12.64759	$13.87561	14,237
01/01/2011 to 12/31/2011	$13.87561	$12.89017	2,571
01/01/2012 to 12/31/2012	$12.89017	$14.60658	3,452
01/01/2013 to 12/31/2013	$14.60658	$19.80633	2,533
01/01/2014 to 12/31/2014	$19.80633	$21.84200	2,755
01/01/2015 to 12/31/2015	$21.84200	$19.51637	1,714
01/01/2016 to 12/31/2016	$19.51637	$22.68548	873
01/01/2017 to 12/31/2017	$22.68548	$26.21723	1,408
01/01/2018 to 12/31/2018	$26.21723	$21.81645	427
AST International Growth Portfolio
05/01/2009 to 12/31/2009	$10.14294	$13.18206	2,490
01/01/2010 to 12/31/2010	$13.18206	$14.63316	11,291
01/01/2011 to 12/31/2011	$14.63316	$12.35377	3,255
01/01/2012 to 12/31/2012	$12.35377	$14.41562	4,810
01/01/2013 to 12/31/2013	$14.41562	$16.63952	2,931
01/01/2014 to 12/31/2014	$16.63952	$15.24057	3,701
01/01/2015 to 12/31/2015	$15.24057	$15.24080	2,164
01/01/2016 to 12/31/2016	$15.24080	$14.21873	923
01/01/2017 to 12/31/2017	$14.21873	$18.67047	1,564
01/01/2018 to 12/31/2018	$18.67047	$15.68508	465
AST International Value Portfolio
05/01/2009 to 12/31/2009	$10.11744	$13.01465	2,413
01/01/2010 to 12/31/2010	$13.01465	$14.01639	2,501
01/01/2011 to 12/31/2011	$14.01639	$11.88393	1,271
01/01/2012 to 12/31/2012	$11.88393	$13.44221	1,073
01/01/2013 to 12/31/2013	$13.44221	$15.56934	345
01/01/2014 to 12/31/2014	$15.56934	$14.08243	415
01/01/2015 to 12/31/2015	$14.08243	$13.76436	251
01/01/2016 to 12/31/2016	$13.76436	$13.42303	154
01/01/2017 to 12/31/2017	$13.42303	$15.98390	225
01/01/2018 to 12/31/2018	$15.98390	$12.99339	52
AST J.P. Morgan Global Thematic Portfolio
05/01/2009 to 12/31/2009	$10.04076	$12.16569	20,236
01/01/2010 to 12/31/2010	$12.16569	$13.42460	32,414
01/01/2011 to 12/31/2011	$13.42460	$12.94178	14,505
01/01/2012 to 12/31/2012	$12.94178	$14.25066	12,999
01/01/2013 to 12/31/2013	$14.25066	$16.06556	2,443
01/01/2014 to 12/31/2014	$16.06556	$16.56691	3,605
01/01/2015 to 12/31/2015	$16.56691	$15.89335	1,743
01/01/2016 to 12/31/2016	$15.89335	$16.21380	694
01/01/2017 to 12/31/2017	$16.21380	$18.38629	1,004
01/01/2018 to 12/31/2018	$18.38629	$16.50846	129

A-96

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan International Equity Portfolio
05/01/2009 to 12/31/2009	$10.12710	$13.49762	6,659
01/01/2010 to 12/31/2010	$13.49762	$14.02444	15,984
01/01/2011 to 12/31/2011	$14.02444	$12.35294	3,646
01/01/2012 to 12/31/2012	$12.35294	$14.59931	4,897
01/01/2013 to 12/31/2013	$14.59931	$16.32824	2,837
01/01/2014 to 12/31/2014	$16.32824	$14.82251	3,439
01/01/2015 to 12/31/2015	$14.82251	$13.96868	1,733
01/01/2016 to 12/31/2016	$13.96868	$13.80530	460
01/01/2017 to 12/31/2017	$13.80530	$17.35196	2,443
01/01/2018 to 12/31/2018	$17.35196	$13.88128	1,107
AST J.P. Morgan Strategic Opportunities Portfolio
05/01/2009 to 12/31/2009	$10.07951	$11.58846	20,757
01/01/2010 to 12/31/2010	$11.58846	$12.05741	27,863
01/01/2011 to 12/31/2011	$12.05741	$11.71759	14,468
01/01/2012 to 12/31/2012	$11.71759	$12.57728	14,931
01/01/2013 to 12/31/2013	$12.57728	$13.53899	3,132
01/01/2014 to 12/31/2014	$13.53899	$13.84127	3,997
01/01/2015 to 12/31/2015	$13.84127	$13.39461	2,268
01/01/2016 to 12/31/2016	$13.39461	$13.48555	1,412
01/01/2017 to 12/31/2017	$13.48555	$14.66306	1,041
01/01/2018 to 12/31/2018	$14.66306	$13.48474	213
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08284	$10.27125	0
01/01/2010 to 12/31/2010	$10.27125	$11.08508	692
01/01/2011 to 12/31/2011	$11.08508	$10.81864	502
01/01/2012 to 12/31/2012	$10.81864	$12.08098	5,202
01/01/2013 to 12/31/2013	$12.08098	$15.98715	3,955
01/01/2014 to 12/31/2014	$15.98715	$16.97273	1,311
01/01/2015 to 12/31/2015	$16.97273	$18.20501	137
01/01/2016 to 12/31/2016	$18.20501	$17.39269	49
01/01/2017 to 12/31/2017	$17.39269	$22.90618	0
01/01/2018 to 12/31/2018	$22.90618	$21.84586	0
AST Loomis Sayles Large-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$10.00701	$12.62973	10,541
01/01/2010 to 12/31/2010	$12.62973	$14.66343	10,205
01/01/2011 to 12/31/2011	$14.66343	$14.08713	6,178
01/01/2012 to 12/31/2012	$14.08713	$15.33193	5,047
01/01/2013 to 12/31/2013	$15.33193	$20.30662	4,771
01/01/2014 to 12/31/2014	$20.30662	$21.77222	5,355
01/01/2015 to 12/31/2015	$21.77222	$23.23422	1,841
01/01/2016 to 12/31/2016	$23.23422	$23.78353	1,480
01/01/2017 to 12/31/2017	$23.78353	$30.66791	658
01/01/2018 to 12/31/2018	$30.66791	$28.92830	276
AST MFS Global Equity Portfolio
05/01/2009 to 12/31/2009	$10.07214	$13.27574	9,929
01/01/2010 to 12/31/2010	$13.27574	$14.42174	7,763
01/01/2011 to 12/31/2011	$14.42174	$13.54451	3,117
01/01/2012 to 12/31/2012	$13.54451	$16.16121	6,301
01/01/2013 to 12/31/2013	$16.16121	$19.99839	2,669
01/01/2014 to 12/31/2014	$19.99839	$20.09225	6,478
01/01/2015 to 12/31/2015	$20.09225	$19.19400	1,884
01/01/2016 to 12/31/2016	$19.19400	$19.93349	2,054
01/01/2017 to 12/31/2017	$19.93349	$23.93497	1,579
01/01/2018 to 12/31/2018	$23.93497	$20.98438	17

A-97

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Growth Portfolio
05/01/2009 to 12/31/2009	$10.02793	$12.07012	12,013
01/01/2010 to 12/31/2010	$12.07012	$13.19825	19,094
01/01/2011 to 12/31/2011	$13.19825	$12.72029	5,650
01/01/2012 to 12/31/2012	$12.72029	$14.43854	12,520
01/01/2013 to 12/31/2013	$14.43854	$19.13659	7,446
01/01/2014 to 12/31/2014	$19.13659	$20.16893	7,479
01/01/2015 to 12/31/2015	$20.16893	$20.96737	3,288
01/01/2016 to 12/31/2016	$20.96737	$20.71797	1,593
01/01/2017 to 12/31/2017	$20.71797	$26.25673	2,715
01/01/2018 to 12/31/2018	$26.25673	$25.99864	294
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99746	$10.14266	0
01/01/2013 to 12/31/2013	$10.14266	$13.22644	0
01/01/2014 to 12/31/2014	$13.22644	$14.13337	0
01/01/2015 to 12/31/2015	$14.13337	$13.60326	0
01/01/2016 to 12/31/2016	$13.60326	$14.96277	1,540
01/01/2017 to 12/31/2017	$14.96277	$17.02337	0
01/01/2018 to 12/31/2018	$17.02337	$14.82628	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
05/01/2009 to 12/31/2009	$10.13073	$13.62485	1,324
01/01/2010 to 12/31/2010	$13.62485	$16.30541	2,199
01/01/2011 to 12/31/2011	$16.30541	$15.41607	751
01/01/2012 to 12/31/2012	$15.41607	$17.50500	4,345
01/01/2013 to 12/31/2013	$17.50500	$24.10075	3,593
01/01/2014 to 12/31/2014	$24.10075	$26.69542	2,440
01/01/2015 to 12/31/2015	$26.69542	$24.42218	683
01/01/2016 to 12/31/2016	$24.42218	$27.99599	1,274
01/01/2017 to 12/31/2017	$27.99599	$30.88754	538
01/01/2018 to 12/31/2018	$30.88754	$25.01680	266
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99746	$10.22384	17,403
01/01/2013 to 12/31/2013	$10.22384	$11.78687	12,005
01/01/2014 to 12/31/2014	$11.78687	$12.01464	6,593
01/01/2015 to 12/31/2015	$12.01464	$11.50362	2,031
01/01/2016 to 12/31/2016	$11.50362	$11.63565	829
01/01/2017 to 12/31/2017	$11.63565	$13.14245	2,723
01/01/2018 to 12/31/2018	$13.14245	$11.68519	871
AST Parametric Emerging Markets Equity Portfolio
05/01/2009 to 12/31/2009	$10.05410	$14.69657	544
01/01/2010 to 12/31/2010	$14.69657	$17.42180	8,655
01/01/2011 to 12/31/2011	$17.42180	$13.46681	3,004
01/01/2012 to 12/31/2012	$13.46681	$15.39613	3,488
01/01/2013 to 12/31/2013	$15.39613	$14.95979	966
01/01/2014 to 12/31/2014	$14.95979	$13.82416	1,352
01/01/2015 to 12/31/2015	$13.82416	$11.16036	448
01/01/2016 to 12/31/2016	$11.16036	$12.15840	177
01/01/2017 to 12/31/2017	$12.15840	$14.89827	254
01/01/2018 to 12/31/2018	$14.89827	$12.41263	93

A-98

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Preservation Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$10.02070	$11.52896	117,847
01/01/2010 to 12/31/2010	$11.52896	$12.35906	141,279
01/01/2011 to 12/31/2011	$12.35906	$12.10214	76,596
01/01/2012 to 12/31/2012	$12.10214	$12.94955	76,027
01/01/2013 to 12/31/2013	$12.94955	$13.71111	18,950
01/01/2014 to 12/31/2014	$13.71111	$14.06060	22,497
01/01/2015 to 12/31/2015	$14.06060	$13.65131	38,106
01/01/2016 to 12/31/2016	$13.65131	$13.96743	25,200
01/01/2017 to 12/31/2017	$13.96743	$14.91465	21,418
01/01/2018 to 12/31/2018	$14.91465	$14.04664	13,522
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01737	$10.04576	193
01/01/2012 to 12/31/2012	$10.04576	$10.43128	85
01/01/2013 to 12/31/2013	$10.43128	$9.87920	0
01/01/2014 to 12/31/2014	$9.87920	$10.15840	6,980
01/01/2015 to 12/31/2015	$10.15840	$9.82217	2,068
01/01/2016 to 12/31/2016	$9.82217	$9.92413	1,693
01/01/2017 to 12/31/2017	$9.92413	$10.16791	248
01/01/2018 to 12/31/2018	$10.16791	$9.77594	230
AST Prudential Growth Allocation Portfolio
05/01/2009 to 12/31/2009	$9.98489	$12.07483	33,032
01/01/2010 to 12/31/2010	$12.07483	$13.93339	76,341
01/01/2011 to 12/31/2011	$13.93339	$12.66957	31,690
01/01/2012 to 12/31/2012	$12.66957	$13.86953	41,291
01/01/2013 to 12/31/2013	$13.86953	$15.73600	17,345
01/01/2014 to 12/31/2014	$15.73600	$16.65928	25,798
01/01/2015 to 12/31/2015	$16.65928	$16.05220	34,968
01/01/2016 to 12/31/2016	$16.05220	$17.13484	21,049
01/01/2017 to 12/31/2017	$17.13484	$19.28801	63,229
01/01/2018 to 12/31/2018	$19.28801	$17.27629	17,936
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99745	$11.56330	0
01/01/2014 to 12/31/2014	$11.56330	$12.91939	0
01/01/2015 to 12/31/2015	$12.91939	$12.71856	0
01/01/2016 to 12/31/2016	$12.71856	$13.67032	0
01/01/2017 to 12/31/2017	$13.67032	$16.09272	0
01/01/2018 to 12/31/2018	$16.09272	$14.48359	0
AST QMA US Equity Alpha Portfolio
05/01/2009 to 12/31/2009	$10.07687	$12.72046	56
01/01/2010 to 12/31/2010	$12.72046	$14.18872	312
01/01/2011 to 12/31/2011	$14.18872	$14.23236	118
01/01/2012 to 12/31/2012	$14.23236	$16.39212	83
01/01/2013 to 12/31/2013	$16.39212	$21.04607	34
01/01/2014 to 12/31/2014	$21.04607	$23.91656	165
01/01/2015 to 12/31/2015	$23.91656	$23.90105	79
01/01/2016 to 12/31/2016	$23.90105	$26.61438	68
01/01/2017 to 12/31/2017	$26.61438	$31.54687	89
01/01/2018 to 12/31/2018	$31.54687	$28.06655	27

A-99

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99745	$8.81461	0
01/01/2012 to 12/31/2012	$8.81461	$9.66972	0
01/01/2013 to 12/31/2013	$9.66972	$11.47465	0
01/01/2014 to 12/31/2014	$11.47465	$11.84786	0
01/01/2015 to 12/31/2015	$11.84786	$11.50381	0
01/01/2016 to 12/31/2016	$11.50381	$11.85901	0
01/01/2017 to 12/31/2017	$11.85901	$13.58988	0
01/01/2018 to 12/31/2018	$13.58988	$12.31307	0
AST RCM World Trends Portfolio
05/01/2009 to 12/31/2009	$10.03958	$11.85733	24,557
01/01/2010 to 12/31/2010	$11.85733	$12.86591	39,827
01/01/2011 to 12/31/2011	$12.86591	$12.24761	16,831
01/01/2012 to 12/31/2012	$12.24761	$13.09430	20,040
01/01/2013 to 12/31/2013	$13.09430	$14.27418	5,148
01/01/2014 to 12/31/2014	$14.27418	$14.55015	10,773
01/01/2015 to 12/31/2015	$14.55015	$14.08292	6,595
01/01/2016 to 12/31/2016	$14.08292	$14.31192	3,041
01/01/2017 to 12/31/2017	$14.31192	$16.12922	6,745
01/01/2018 to 12/31/2018	$16.12922	$14.39900	2,025
AST Small-Cap Growth Opportunities Portfolio
05/01/2009 to 12/31/2009	$9.98035	$12.89626	3,606
01/01/2010 to 12/31/2010	$12.89626	$16.57264	4,862
01/01/2011 to 12/31/2011	$16.57264	$13.96101	5,255
01/01/2012 to 12/31/2012	$13.96101	$16.25136	5,823
01/01/2013 to 12/31/2013	$16.25136	$22.18619	4,781
01/01/2014 to 12/31/2014	$22.18619	$22.57224	6,128
01/01/2015 to 12/31/2015	$22.57224	$22.17579	3,068
01/01/2016 to 12/31/2016	$22.17579	$23.15637	2,333
01/01/2017 to 12/31/2017	$23.15637	$28.66935	1,802
01/01/2018 to 12/31/2018	$28.66935	$24.77626	568
AST Small-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$10.00803	$13.04607	1,009
01/01/2010 to 12/31/2010	$13.04607	$17.25484	4,684
01/01/2011 to 12/31/2011	$17.25484	$16.56567	1,545
01/01/2012 to 12/31/2012	$16.56567	$18.01496	4,955
01/01/2013 to 12/31/2013	$18.01496	$23.60916	3,505
01/01/2014 to 12/31/2014	$23.60916	$23.76318	1,821
01/01/2015 to 12/31/2015	$23.76318	$23.21933	565
01/01/2016 to 12/31/2016	$23.21933	$25.23170	359
01/01/2017 to 12/31/2017	$25.23170	$30.31524	296
01/01/2018 to 12/31/2018	$30.31524	$26.91557	125
AST Small-Cap Value Portfolio
05/01/2009 to 12/31/2009	$9.97531	$12.85470	758
01/01/2010 to 12/31/2010	$12.85470	$15.70267	9,508
01/01/2011 to 12/31/2011	$15.70267	$14.31444	2,394
01/01/2012 to 12/31/2012	$14.31444	$16.39737	3,290
01/01/2013 to 12/31/2013	$16.39737	$21.84352	2,171
01/01/2014 to 12/31/2014	$21.84352	$22.29292	2,870
01/01/2015 to 12/31/2015	$22.29292	$20.68133	1,386
01/01/2016 to 12/31/2016	$20.68133	$25.90830	490
01/01/2017 to 12/31/2017	$25.90830	$26.96583	911
01/01/2018 to 12/31/2018	$26.96583	$21.67524	281

A-100

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$10.03806	$12.06428	43,885
01/01/2010 to 12/31/2010	$12.06428	$13.04555	45,724
01/01/2011 to 12/31/2011	$13.04555	$12.89923	20,735
01/01/2012 to 12/31/2012	$12.89923	$14.19291	29,389
01/01/2013 to 12/31/2013	$14.19291	$16.07644	15,266
01/01/2014 to 12/31/2014	$16.07644	$16.50254	25,157
01/01/2015 to 12/31/2015	$16.50254	$16.00592	14,684
01/01/2016 to 12/31/2016	$16.00592	$16.68970	6,431
01/01/2017 to 12/31/2017	$16.68970	$18.67545	5,023
01/01/2018 to 12/31/2018	$18.67545	$17.13842	1,363
AST T. Rowe Price Large-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$9.98667	$13.07203	5,649
01/01/2010 to 12/31/2010	$13.07203	$14.67738	16,473
01/01/2011 to 12/31/2011	$14.67738	$13.98915	4,943
01/01/2012 to 12/31/2012	$13.98915	$15.94641	7,580
01/01/2013 to 12/31/2013	$15.94641	$22.26707	3,641
01/01/2014 to 12/31/2014	$22.26707	$23.38955	8,038
01/01/2015 to 12/31/2015	$23.38955	$24.84940	3,791
01/01/2016 to 12/31/2016	$24.84940	$24.74353	1,822
01/01/2017 to 12/31/2017	$24.74353	$33.08066	2,752
01/01/2018 to 12/31/2018	$33.08066	$33.30598	869
AST T. Rowe Price Large-Cap Value Portfolio
05/01/2009 to 12/31/2009	$10.09800	$12.67107	3,083
01/01/2010 to 12/31/2010	$12.67107	$13.81326	2,749
01/01/2011 to 12/31/2011	$13.81326	$13.32671	1,157
01/01/2012 to 12/31/2012	$13.32671	$14.65094	912
01/01/2013 to 12/31/2013	$14.65094	$19.12313	533
01/01/2014 to 12/31/2014	$19.12313	$18.82863	3,009
01/01/2015 to 12/31/2015	$18.82863	$17.14728	1,113
01/01/2016 to 12/31/2016	$17.14728	$17.64438	429
01/01/2017 to 12/31/2017	$17.64438	$19.93961	663
01/01/2018 to 12/31/2018	$19.93961	$17.45117	99
AST T. Rowe Price Natural Resources Portfolio
05/01/2009 to 12/31/2009	$10.30076	$13.66252	22,188
01/01/2010 to 12/31/2010	$13.66252	$15.95544	33,585
01/01/2011 to 12/31/2011	$15.95544	$13.16159	12,364
01/01/2012 to 12/31/2012	$13.16159	$13.22091	17,404
01/01/2013 to 12/31/2013	$13.22091	$14.78922	7,649
01/01/2014 to 12/31/2014	$14.78922	$13.13911	8,829
01/01/2015 to 12/31/2015	$13.13911	$10.28556	4,076
01/01/2016 to 12/31/2016	$10.28556	$12.42748	1,339
01/01/2017 to 12/31/2017	$12.42748	$13.29146	2,558
01/01/2018 to 12/31/2018	$13.29146	$10.73807	575
AST Templeton Global Bond Portfolio
05/01/2009 to 12/31/2009	$10.01707	$11.03013	7,216
01/01/2010 to 12/31/2010	$11.03013	$11.30797	13,161
01/01/2011 to 12/31/2011	$11.30797	$11.41592	8,552
01/01/2012 to 12/31/2012	$11.41592	$11.64546	8,562
01/01/2013 to 12/31/2013	$11.64546	$10.86650	953
01/01/2014 to 12/31/2014	$10.86650	$10.59371	1,094
01/01/2015 to 12/31/2015	$10.59371	$9.79616	886
01/01/2016 to 12/31/2016	$9.79616	$9.91198	317
01/01/2017 to 12/31/2017	$9.91198	$9.80663	92
01/01/2018 to 12/31/2018	$9.80663	$9.69588	0

A-101

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST WEDGE Capital Mid-Cap Value Portfolio
05/01/2009 to 12/31/2009	$9.98558	$13.14232	12,399
01/01/2010 to 12/31/2010	$13.14232	$15.74998	8,558
01/01/2011 to 12/31/2011	$15.74998	$14.74335	4,926
01/01/2012 to 12/31/2012	$14.74335	$16.92440	5,226
01/01/2013 to 12/31/2013	$16.92440	$21.72727	2,453
01/01/2014 to 12/31/2014	$21.72727	$24.21804	4,675
01/01/2015 to 12/31/2015	$24.21804	$21.92766	1,847
01/01/2016 to 12/31/2016	$21.92766	$24.23608	1,021
01/01/2017 to 12/31/2017	$24.23608	$27.85350	1,657
01/01/2018 to 12/31/2018	$27.85350	$22.53706	45
AST Wellington Management Hedged Equity Portfolio
05/01/2009 to 12/31/2009	$10.06146	$12.67756	35,658
01/01/2010 to 12/31/2010	$12.67756	$14.09005	29,905
01/01/2011 to 12/31/2011	$14.09005	$13.18898	9,998
01/01/2012 to 12/31/2012	$13.18898	$14.19349	18,422
01/01/2013 to 12/31/2013	$14.19349	$16.58218	11,668
01/01/2014 to 12/31/2014	$16.58218	$16.96128	12,844
01/01/2015 to 12/31/2015	$16.96128	$16.33977	17,657
01/01/2016 to 12/31/2016	$16.33977	$16.87628	6,547
01/01/2017 to 12/31/2017	$16.87628	$18.58733	24,244
01/01/2018 to 12/31/2018	$18.58733	$17.11687	7,514
AST Western Asset Core Plus Bond Portfolio
05/01/2009 to 12/31/2009	$9.98882	$10.68479	608
01/01/2010 to 12/31/2010	$10.68479	$11.16670	8,009
01/01/2011 to 12/31/2011	$11.16670	$11.47905	2,004
01/01/2012 to 12/31/2012	$11.47905	$12.00221	4,104
01/01/2013 to 12/31/2013	$12.00221	$11.46238	1,345
01/01/2014 to 12/31/2014	$11.46238	$11.91261	3,980
01/01/2015 to 12/31/2015	$11.91261	$11.69202	2,333
01/01/2016 to 12/31/2016	$11.69202	$11.92010	1,618
01/01/2017 to 12/31/2017	$11.92010	$12.28657	1,938
01/01/2018 to 12/31/2018	$12.28657	$11.64003	969
Invesco V.I. Diversified Dividend Fund - Series I
04/29/2011* to 12/31/2011	$9.99258	$9.03387	981
01/01/2012 to 12/31/2012	$9.03387	$10.39765	1,301
01/01/2013 to 12/31/2013	$10.39765	$13.20940	478
01/01/2014 to 12/31/2014	$13.20940	$14.44944	1,153
01/01/2015 to 12/31/2015	$14.44944	$14.29827	515
01/01/2016 to 12/31/2016	$14.29827	$15.91708	279
01/01/2017 to 12/31/2017	$15.91708	$16.75632	485
01/01/2018 to 12/31/2018	$16.75632	$15.01203	0
Invesco V.I. Health Care Fund - Series I
formerly,Invesco V.I. Global Health Care Fund - Series I
05/01/2009 to 12/31/2009	$9.95041	$12.66779	410
01/01/2010 to 12/31/2010	$12.66779	$12.93160	1,135
01/01/2011 to 12/31/2011	$12.93160	$13.03317	509
01/01/2012 to 12/31/2012	$13.03317	$15.27536	646
01/01/2013 to 12/31/2013	$15.27536	$20.81404	58
01/01/2014 to 12/31/2014	$20.81404	$24.14868	145
01/01/2015 to 12/31/2015	$24.14868	$24.15257	74
01/01/2016 to 12/31/2016	$24.15257	$20.73375	12
01/01/2017 to 12/31/2017	$20.73375	$23.28491	17
01/01/2018 to 12/31/2018	$23.28491	$22.77485	0

A-102

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Growth Portfolio, Series I
04/27/2012* to 12/31/2012	$10.04953	$9.67111	486
01/01/2013 to 12/31/2013	$9.67111	$12.84698	147
01/01/2014 to 12/31/2014	$12.84698	$13.45608	396
01/01/2015 to 12/31/2015	$13.45608	$13.20293	206
01/01/2016 to 12/31/2016	$13.20293	$12.89801	54
01/01/2017 to 12/31/2017	$12.89801	$15.31871	80
01/01/2018 to 12/31/2018	$15.31871	$14.01955	0
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.12607	$9.67324	133
01/01/2017 to 12/31/2017	$9.67324	$13.23371	80
01/01/2018 to 12/31/2018	$13.23371	$10.55584	0
ProFund VP Asia 30
05/01/2009 to 12/31/2009	$10.20290	$13.91890	0
01/01/2010 to 12/31/2010	$13.91890	$15.37162	0
01/01/2011 to 12/31/2011	$15.37162	$10.87986	0
01/01/2012 to 12/31/2012	$10.87986	$12.17969	0
01/01/2013 to 12/31/2013	$12.17969	$13.57620	0
01/01/2014 to 12/31/2014	$13.57620	$12.95552	0
01/01/2015 to 12/31/2015	$12.95552	$11.38192	0
01/01/2016 to 12/31/2016	$11.38192	$11.10639	0
01/01/2017 to 12/31/2017	$11.10639	$14.30950	0
01/01/2018 to 12/31/2018	$14.30950	$11.29105	0
ProFund VP Banks
05/01/2009 to 12/31/2009	$9.77070	$12.42852	0
01/01/2010 to 12/31/2010	$12.42852	$13.05410	0
01/01/2011 to 12/31/2011	$13.05410	$9.27026	0
01/01/2012 to 12/31/2012	$9.27026	$11.98909	0
01/01/2013 to 12/31/2013	$11.98909	$15.51237	0
01/01/2014 to 12/31/2014	$15.51237	$16.59993	0
01/01/2015 to 12/31/2015	$16.59993	$16.02391	0
01/01/2016 to 12/31/2016	$16.02391	$19.14534	0
01/01/2017 to 12/31/2017	$19.14534	$21.88954	0
01/01/2018 to 12/31/2018	$21.88954	$17.42052	0
ProFund VP Basic Materials
05/01/2009 to 12/31/2009	$10.15261	$14.20152	347
01/01/2010 to 12/31/2010	$14.20152	$17.85765	463
01/01/2011 to 12/31/2011	$17.85765	$14.51717	0
01/01/2012 to 12/31/2012	$14.51717	$15.26765	0
01/01/2013 to 12/31/2013	$15.26765	$17.53042	0
01/01/2014 to 12/31/2014	$17.53042	$17.28214	0
01/01/2015 to 12/31/2015	$17.28214	$14.42193	0
01/01/2016 to 12/31/2016	$14.42193	$16.56889	0
01/01/2017 to 12/31/2017	$16.56889	$19.75326	0
01/01/2018 to 12/31/2018	$19.75326	$15.76598	0
ProFund VP Bear
05/01/2009 to 12/31/2009	$9.94227	$7.28002	1,686
01/01/2010 to 12/31/2010	$7.28002	$5.80163	7,621
01/01/2011 to 12/31/2011	$5.80163	$5.12531	1,565
01/01/2012 to 12/31/2012	$5.12531	$4.14391	1,206
01/01/2013 to 12/31/2013	$4.14391	$2.95080	0
01/01/2014 to 12/31/2014	$2.95080	$2.45319	0
01/01/2015 to 12/31/2015	$2.45319	$2.26121	0
01/01/2016 to 12/31/2016	$2.26121	$1.90620	0
01/01/2017 to 12/31/2017	$1.90620	$1.51614	0
01/01/2018 to 12/31/2018	$1.51614	$1.52931	0

A-103

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Bull
05/01/2009 to 12/31/2009	$10.05374	$12.58475	0
01/01/2010 to 12/31/2010	$12.58475	$13.73581	0
01/01/2011 to 12/31/2011	$13.73581	$13.31784	0
01/01/2012 to 12/31/2012	$13.31784	$14.70393	0
01/01/2013 to 12/31/2013	$14.70393	$18.49759	0
01/01/2014 to 12/31/2014	$18.49759	$19.99022	0
01/01/2015 to 12/31/2015	$19.99022	$19.29166	0
01/01/2016 to 12/31/2016	$19.29166	$20.51186	0
01/01/2017 to 12/31/2017	$20.51186	$23.73511	0
01/01/2018 to 12/31/2018	$23.73511	$21.59272	0
ProFund VP Consumer Goods Portfolio
05/01/2009 to 12/31/2009	$10.02898	$12.48541	0
01/01/2010 to 12/31/2010	$12.48541	$14.20651	391
01/01/2011 to 12/31/2011	$14.20651	$14.73094	0
01/01/2012 to 12/31/2012	$14.73094	$15.83150	0
01/01/2013 to 12/31/2013	$15.83150	$19.71586	0
01/01/2014 to 12/31/2014	$19.71586	$21.06944	0
01/01/2015 to 12/31/2015	$21.06944	$21.27731	0
01/01/2016 to 12/31/2016	$21.27731	$21.36115	0
01/01/2017 to 12/31/2017	$21.36115	$23.82977	0
01/01/2018 to 12/31/2018	$23.82977	$19.67932	0
ProFund VP Consumer Services
05/01/2009 to 12/31/2009	$9.95183	$12.22381	0
01/01/2010 to 12/31/2010	$12.22381	$14.38622	399
01/01/2011 to 12/31/2011	$14.38622	$14.71530	0
01/01/2012 to 12/31/2012	$14.71530	$17.41816	0
01/01/2013 to 12/31/2013	$17.41816	$23.62000	0
01/01/2014 to 12/31/2014	$23.62000	$25.75302	0
01/01/2015 to 12/31/2015	$25.75302	$26.13847	0
01/01/2016 to 12/31/2016	$26.13847	$26.40418	0
01/01/2017 to 12/31/2017	$26.40418	$30.30369	0
01/01/2018 to 12/31/2018	$30.30369	$29.55502	0
ProFund VP Europe 30
05/01/2009 to 12/31/2009	$10.15290	$13.54745	0
01/01/2010 to 12/31/2010	$13.54745	$13.48040	0
01/01/2011 to 12/31/2011	$13.48040	$11.90848	0
01/01/2012 to 12/31/2012	$11.90848	$13.46050	0
01/01/2013 to 12/31/2013	$13.46050	$15.87354	0
01/01/2014 to 12/31/2014	$15.87354	$14.05845	0
01/01/2015 to 12/31/2015	$14.05845	$12.14672	0
01/01/2016 to 12/31/2016	$12.14672	$12.69695	0
01/01/2017 to 12/31/2017	$12.69695	$14.73760	0
01/01/2018 to 12/31/2018	$14.73760	$12.26703	0
ProFund VP Financials
05/01/2009 to 12/31/2009	$9.82686	$12.79385	834
01/01/2010 to 12/31/2010	$12.79385	$13.75964	685
01/01/2011 to 12/31/2011	$13.75964	$11.49511	115
01/01/2012 to 12/31/2012	$11.49511	$13.89971	179
01/01/2013 to 12/31/2013	$13.89971	$17.79890	20
01/01/2014 to 12/31/2014	$17.79890	$19.48511	0
01/01/2015 to 12/31/2015	$19.48511	$18.60841	0
01/01/2016 to 12/31/2016	$18.60841	$20.80645	0
01/01/2017 to 12/31/2017	$20.80645	$23.84339	0
01/01/2018 to 12/31/2018	$23.84339	$20.70150	0

A-104

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Health Care
05/01/2009 to 12/31/2009	$9.97629	$12.70067	0
01/01/2010 to 12/31/2010	$12.70067	$12.66363	0
01/01/2011 to 12/31/2011	$12.66363	$13.51983	0
01/01/2012 to 12/31/2012	$13.51983	$15.38790	0
01/01/2013 to 12/31/2013	$15.38790	$20.85042	0
01/01/2014 to 12/31/2014	$20.85042	$25.00549	0
01/01/2015 to 12/31/2015	$25.00549	$25.46054	0
01/01/2016 to 12/31/2016	$25.46054	$23.68543	0
01/01/2017 to 12/31/2017	$23.68543	$27.76902	0
01/01/2018 to 12/31/2018	$27.76902	$28.11130	0
ProFund VP Industrials
05/01/2009 to 12/31/2009	$10.11141	$12.69585	0
01/01/2010 to 12/31/2010	$12.69585	$15.23222	0
01/01/2011 to 12/31/2011	$15.23222	$14.50480	0
01/01/2012 to 12/31/2012	$14.50480	$16.28309	0
01/01/2013 to 12/31/2013	$16.28309	$21.81545	0
01/01/2014 to 12/31/2014	$21.81545	$22.32964	0
01/01/2015 to 12/31/2015	$22.32964	$20.90810	0
01/01/2016 to 12/31/2016	$20.90810	$23.82925	0
01/01/2017 to 12/31/2017	$23.82925	$28.27971	0
01/01/2018 to 12/31/2018	$28.27971	$23.91273	0
ProFund VP Japan
05/01/2009 to 12/31/2009	$10.21801	$11.28846	0
01/01/2010 to 12/31/2010	$11.28846	$10.22922	0
01/01/2011 to 12/31/2011	$10.22922	$8.07886	0
01/01/2012 to 12/31/2012	$8.07886	$9.62924	0
01/01/2013 to 12/31/2013	$9.62924	$13.83901	0
01/01/2014 to 12/31/2014	$13.83901	$13.84983	0
01/01/2015 to 12/31/2015	$13.84983	$14.20745	0
01/01/2016 to 12/31/2016	$14.20745	$13.83227	0
01/01/2017 to 12/31/2017	$13.83227	$15.88631	0
01/01/2018 to 12/31/2018	$15.88631	$13.60724	0
ProFund VP Large-Cap Growth
05/01/2009 to 12/31/2009	$10.06830	$12.55877	0
01/01/2010 to 12/31/2010	$12.55877	$13.78125	0
01/01/2011 to 12/31/2011	$13.78125	$13.77998	0
01/01/2012 to 12/31/2012	$13.77998	$15.05791	0
01/01/2013 to 12/31/2013	$15.05791	$19.07560	0
01/01/2014 to 12/31/2014	$19.07560	$20.88463	0
01/01/2015 to 12/31/2015	$20.88463	$21.00839	0
01/01/2016 to 12/31/2016	$21.00839	$21.39086	0
01/01/2017 to 12/31/2017	$21.39086	$25.98613	0
01/01/2018 to 12/31/2018	$25.98613	$24.72055	0
ProFund VP Large-Cap Value
05/01/2009 to 12/31/2009	$10.03408	$12.61406	1,267
01/01/2010 to 12/31/2010	$12.61406	$13.80651	699
01/01/2011 to 12/31/2011	$13.80651	$13.21492	66
01/01/2012 to 12/31/2012	$13.21492	$14.78669	87
01/01/2013 to 12/31/2013	$14.78669	$18.62134	0
01/01/2014 to 12/31/2014	$18.62134	$19.94448	0
01/01/2015 to 12/31/2015	$19.94448	$18.42042	0
01/01/2016 to 12/31/2016	$18.42042	$20.61616	0
01/01/2017 to 12/31/2017	$20.61616	$22.67468	0
01/01/2018 to 12/31/2018	$22.67468	$19.64338	0

A-105

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Mid-Cap Growth
05/01/2009 to 12/31/2009	$9.99433	$12.58120	1,273
01/01/2010 to 12/31/2010	$12.58120	$15.66418	702
01/01/2011 to 12/31/2011	$15.66418	$14.74776	66
01/01/2012 to 12/31/2012	$14.74776	$16.49618	88
01/01/2013 to 12/31/2013	$16.49618	$20.87531	0
01/01/2014 to 12/31/2014	$20.87531	$21.43093	0
01/01/2015 to 12/31/2015	$21.43093	$20.83622	0
01/01/2016 to 12/31/2016	$20.83622	$22.80383	0
01/01/2017 to 12/31/2017	$22.80383	$26.15801	0
01/01/2018 to 12/31/2018	$26.15801	$22.31833	0
ProFund VP Mid-Cap Value
05/01/2009 to 12/31/2009	$9.91631	$12.68222	0
01/01/2010 to 12/31/2010	$12.68222	$14.81037	0
01/01/2011 to 12/31/2011	$14.81037	$13.79590	0
01/01/2012 to 12/31/2012	$13.79590	$15.58971	0
01/01/2013 to 12/31/2013	$15.58971	$19.97523	0
01/01/2014 to 12/31/2014	$19.97523	$21.33849	0
01/01/2015 to 12/31/2015	$21.33849	$18.98605	0
01/01/2016 to 12/31/2016	$18.98605	$22.88946	0
01/01/2017 to 12/31/2017	$22.88946	$24.54757	0
01/01/2018 to 12/31/2018	$24.54757	$20.63226	0
ProFund VP NASDAQ-100
05/01/2009 to 12/31/2009	$10.00728	$12.96411	0
01/01/2010 to 12/31/2010	$12.96411	$14.86216	0
01/01/2011 to 12/31/2011	$14.86216	$14.61951	0
01/01/2012 to 12/31/2012	$14.61951	$16.47335	0
01/01/2013 to 12/31/2013	$16.47335	$21.44527	0
01/01/2014 to 12/31/2014	$21.44527	$24.32704	0
01/01/2015 to 12/31/2015	$24.32704	$25.34329	0
01/01/2016 to 12/31/2016	$25.34329	$25.86408	0
01/01/2017 to 12/31/2017	$25.86408	$32.69450	0
01/01/2018 to 12/31/2018	$32.69450	$31.09910	0
ProFund VP Oil & Gas
05/01/2009 to 12/31/2009	$10.29589	$11.85296	404
01/01/2010 to 12/31/2010	$11.85296	$13.53277	340
01/01/2011 to 12/31/2011	$13.53277	$13.41562	115
01/01/2012 to 12/31/2012	$13.41562	$13.38239	133
01/01/2013 to 12/31/2013	$13.38239	$16.09745	36
01/01/2014 to 12/31/2014	$16.09745	$13.91000	0
01/01/2015 to 12/31/2015	$13.91000	$10.33337	0
01/01/2016 to 12/31/2016	$10.33337	$12.44203	0
01/01/2017 to 12/31/2017	$12.44203	$11.68065	0
01/01/2018 to 12/31/2018	$11.68065	$9.03240	0
ProFund VP Pharmaceuticals
05/01/2009 to 12/31/2009	$10.02167	$13.00324	0
01/01/2010 to 12/31/2010	$13.00324	$12.66688	0
01/01/2011 to 12/31/2011	$12.66688	$14.26265	0
01/01/2012 to 12/31/2012	$14.26265	$15.46567	0
01/01/2013 to 12/31/2013	$15.46567	$19.73648	0
01/01/2014 to 12/31/2014	$19.73648	$22.83920	0
01/01/2015 to 12/31/2015	$22.83920	$23.12647	0
01/01/2016 to 12/31/2016	$23.12647	$21.58579	0
01/01/2017 to 12/31/2017	$21.58579	$23.09704	0
01/01/2018 to 12/31/2018	$23.09704	$21.00053	0

A-106

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Precious Metals
05/01/2009 to 12/31/2009	$10.00899	$13.58926	0
01/01/2010 to 12/31/2010	$13.58926	$17.51370	0
01/01/2011 to 12/31/2011	$17.51370	$13.71759	0
01/01/2012 to 12/31/2012	$13.71759	$11.36370	0
01/01/2013 to 12/31/2013	$11.36370	$6.83628	0
01/01/2014 to 12/31/2014	$6.83628	$5.04567	0
01/01/2015 to 12/31/2015	$5.04567	$3.28445	0
01/01/2016 to 12/31/2016	$3.28445	$4.96212	0
01/01/2017 to 12/31/2017	$4.96212	$5.06520	0
01/01/2018 to 12/31/2018	$5.06520	$4.24849	0
ProFund VP Real Estate
05/01/2009 to 12/31/2009	$9.61558	$13.93580	0
01/01/2010 to 12/31/2010	$13.93580	$16.84738	40
01/01/2011 to 12/31/2011	$16.84738	$17.11038	0
01/01/2012 to 12/31/2012	$17.11038	$19.43602	0
01/01/2013 to 12/31/2013	$19.43602	$18.86046	0
01/01/2014 to 12/31/2014	$18.86046	$22.86014	0
01/01/2015 to 12/31/2015	$22.86014	$22.23471	0
01/01/2016 to 12/31/2016	$22.23471	$22.79285	0
01/01/2017 to 12/31/2017	$22.79285	$23.87861	0
01/01/2018 to 12/31/2018	$23.87861	$21.82735	0
ProFund VP Rising Rates Opportunity
05/01/2009 to 12/31/2009	$10.10745	$10.16080	2,366
01/01/2010 to 12/31/2010	$10.16080	$8.27192	7,909
01/01/2011 to 12/31/2011	$8.27192	$5.01224	1,557
01/01/2012 to 12/31/2012	$5.01224	$4.52190	1,288
01/01/2013 to 12/31/2013	$4.52190	$5.10637	22
01/01/2014 to 12/31/2014	$5.10637	$3.45253	0
01/01/2015 to 12/31/2015	$3.45253	$3.29406	0
01/01/2016 to 12/31/2016	$3.29406	$3.02906	0
01/01/2017 to 12/31/2017	$3.02906	$2.58720	0
01/01/2018 to 12/31/2018	$2.58720	$2.61226	0
ProFund VP Short NASDAQ-100
05/01/2009 to 12/31/2009	$9.98718	$7.05307	0
01/01/2010 to 12/31/2010	$7.05307	$5.38906	0
01/01/2011 to 12/31/2011	$5.38906	$4.67771	0
01/01/2012 to 12/31/2012	$4.67771	$3.68232	0
01/01/2013 to 12/31/2013	$3.68232	$2.52023	0
01/01/2014 to 12/31/2014	$2.52023	$1.96969	0
01/01/2015 to 12/31/2015	$1.96969	$1.66059	0
01/01/2016 to 12/31/2016	$1.66059	$1.44818	0
01/01/2017 to 12/31/2017	$1.44818	$1.04949	0
01/01/2018 to 12/31/2018	$1.04949	$0.98797	0
ProFund VP Small-Cap Growth
05/01/2009 to 12/31/2009	$10.01007	$12.49984	0
01/01/2010 to 12/31/2010	$12.49984	$15.23657	28
01/01/2011 to 12/31/2011	$15.23657	$14.96200	0
01/01/2012 to 12/31/2012	$14.96200	$16.31528	0
01/01/2013 to 12/31/2013	$16.31528	$22.21262	0
01/01/2014 to 12/31/2014	$22.21262	$22.00304	0
01/01/2015 to 12/31/2015	$22.00304	$21.58202	0
01/01/2016 to 12/31/2016	$21.58202	$25.15968	0
01/01/2017 to 12/31/2017	$25.15968	$27.55817	0
01/01/2018 to 12/31/2018	$27.55817	$25.17726	0

A-107

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Small-Cap Value
05/01/2009 to 12/31/2009	$9.95989	$12.32237	1,307
01/01/2010 to 12/31/2010	$12.32237	$14.58729	721
01/01/2011 to 12/31/2011	$14.58729	$13.56286	68
01/01/2012 to 12/31/2012	$13.56286	$15.27280	90
01/01/2013 to 12/31/2013	$15.27280	$20.38595	0
01/01/2014 to 12/31/2014	$20.38595	$20.91327	0
01/01/2015 to 12/31/2015	$20.91327	$18.59676	0
01/01/2016 to 12/31/2016	$18.59676	$23.21990	0
01/01/2017 to 12/31/2017	$23.21990	$24.70007	0
01/01/2018 to 12/31/2018	$24.70007	$20.53869	0
ProFund VP Telecommunications
05/01/2009 to 12/31/2009	$10.15323	$10.94892	1,469
01/01/2010 to 12/31/2010	$10.94892	$12.28056	966
01/01/2011 to 12/31/2011	$12.28056	$12.12913	120
01/01/2012 to 12/31/2012	$12.12913	$13.70071	174
01/01/2013 to 12/31/2013	$13.70071	$14.88601	14
01/01/2014 to 12/31/2014	$14.88601	$14.51361	0
01/01/2015 to 12/31/2015	$14.51361	$14.28508	0
01/01/2016 to 12/31/2016	$14.28508	$16.85040	0
01/01/2017 to 12/31/2017	$16.85040	$15.99090	0
01/01/2018 to 12/31/2018	$15.99090	$13.15895	0
ProFund VP U.S. Government Plus
05/01/2009 to 12/31/2009	$9.88848	$8.84748	1,341
01/01/2010 to 12/31/2010	$8.84748	$9.44439	156
01/01/2011 to 12/31/2011	$9.44439	$13.14239	0
01/01/2012 to 12/31/2012	$13.14239	$12.86475	0
01/01/2013 to 12/31/2013	$12.86475	$10.08838	0
01/01/2014 to 12/31/2014	$10.08838	$13.34034	0
01/01/2015 to 12/31/2015	$13.34034	$12.20372	0
01/01/2016 to 12/31/2016	$12.20372	$11.79611	0
01/01/2017 to 12/31/2017	$11.79611	$12.52254	0
01/01/2018 to 12/31/2018	$12.52254	$11.48023	0
ProFund VP UltraMid-Cap
05/01/2009 to 12/31/2009	$9.93720	$15.92319	0
01/01/2010 to 12/31/2010	$15.92319	$23.10751	0
01/01/2011 to 12/31/2011	$23.10751	$19.34555	0
01/01/2012 to 12/31/2012	$19.34555	$24.84787	0
01/01/2013 to 12/31/2013	$24.84787	$41.10193	0
01/01/2014 to 12/31/2014	$41.10193	$45.96184	0
01/01/2015 to 12/31/2015	$45.96184	$40.48289	0
01/01/2016 to 12/31/2016	$40.48289	$54.13318	0
01/01/2017 to 12/31/2017	$54.13318	$67.63474	0
01/01/2018 to 12/31/2018	$67.63474	$48.00781	0
ProFund VP Utilities
05/01/2009 to 12/31/2009	$10.23424	$12.17303	875
01/01/2010 to 12/31/2010	$12.17303	$12.50419	483
01/01/2011 to 12/31/2011	$12.50419	$14.24648	45
01/01/2012 to 12/31/2012	$14.24648	$13.83041	60
01/01/2013 to 12/31/2013	$13.83041	$15.19367	0
01/01/2014 to 12/31/2014	$15.19367	$18.54346	0
01/01/2015 to 12/31/2015	$18.54346	$16.82682	0
01/01/2016 to 12/31/2016	$16.82682	$18.77503	0
01/01/2017 to 12/31/2017	$18.77503	$20.14092	0
01/01/2018 to 12/31/2018	$20.14092	$20.08630	0

A-108

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
PSF SP International Growth Portfolio
formerly,Prudential SP International Growth Portfolio
05/01/2009 to 12/31/2009	$10.14283	$13.31770	0
01/01/2010 to 12/31/2010	$13.31770	$14.72056	0
01/01/2011 to 12/31/2011	$14.72056	$12.14334	0
01/01/2012 to 12/31/2012	$12.14334	$14.40902	0
01/01/2013 to 12/31/2013	$14.40902	$16.60563	0
01/01/2014 to 12/31/2014	$16.60563	$15.17900	0
01/01/2015 to 12/31/2015	$15.17900	$15.21142	0
01/01/2016 to 12/31/2016	$15.21142	$14.22031	0
01/01/2017 to 12/31/2017	$14.22031	$18.72603	0
01/01/2018 to 12/31/2018	$18.72603	$15.82578	0
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$11.94130	$14.34428	0
01/01/2011 to 12/31/2011	$14.34428	$12.12850	0
01/01/2012 to 12/31/2012	$12.12850	$13.36647	0
01/01/2013 to 12/31/2013	$13.36647	$15.54281	0
01/01/2014 to 12/31/2014	$15.54281	$14.26996	0
01/01/2015 to 12/31/2015	$14.26996	$14.15232	0
01/01/2016 to 12/31/2016	$14.15232	$14.16841	0
01/01/2017 to 12/31/2017	$14.16841	$17.15261	0
01/01/2018 to 12/31/2018	$17.15261	$13.82316	0
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$11.82477	$14.81485	0
01/01/2011 to 12/31/2011	$14.81485	$13.59427	0
01/01/2012 to 12/31/2012	$13.59427	$15.91436	0
01/01/2013 to 12/31/2013	$15.91436	$21.63442	0
01/01/2014 to 12/31/2014	$21.63442	$21.83186	0
01/01/2015 to 12/31/2015	$21.83186	$21.50910	0
01/01/2016 to 12/31/2016	$21.50910	$21.01476	0
01/01/2017 to 12/31/2017	$21.01476	$27.49783	0
01/01/2018 to 12/31/2018	$27.49783	$26.79266	0
Wells Fargo VT Small Cap Growth Fund - Class 1
07/16/2010* to 12/31/2010	$9.59287	$12.16761	0
01/01/2011 to 12/31/2011	$12.16761	$11.28480	0
01/01/2012 to 12/31/2012	$11.28480	$11.82722	0
01/01/2013 to 12/31/2013	$11.82722	$17.26398	0
01/01/2014 to 12/31/2014	$17.26398	$16.45706	0
01/01/2015 to 12/31/2015	$16.45706	$15.53456	0
01/01/2016 to 12/31/2016	$15.53456	$16.28261	0
01/01/2017 to 12/31/2017	$16.28261	$19.91418	0
01/01/2018 to 12/31/2018	$19.91418	$19.58788	0
*Denotes the start date of these sub-accounts

A-109

ASL II
Prudential Annuities Life Assurance Corporation
Prospectus
ACCUMULATION UNIT VALUES: With No Optional Benefits (1.65%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ACCESS VP High Yield Fund
01/01/2009 to 12/31/2009	$11.04359	$12.69830	686,444
01/01/2010 to 12/31/2010	$12.69830	$14.53399	627,620
01/01/2011 to 12/31/2011	$14.53399	$14.68710	1,447,058
01/01/2012 to 12/31/2012	$14.68710	$16.48448	880,304
01/01/2013 to 12/31/2013	$16.48448	$17.83668	528,834
01/01/2014 to 12/31/2014	$17.83668	$17.95275	298,989
01/01/2015 to 12/31/2015	$17.95275	$17.68377	173,339
01/01/2016 to 12/31/2016	$17.68377	$18.95821	223,472
01/01/2017 to 12/31/2017	$18.95821	$19.54026	160,140
01/01/2018 to 12/31/2018	$19.54026	$19.09859	55,759
AST Academic Strategies Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.92870	$9.69733	107,441,591
01/01/2010 to 12/31/2010	$9.69733	$10.67839	133,580,486
01/01/2011 to 12/31/2011	$10.67839	$10.22319	102,346,558
01/01/2012 to 12/31/2012	$10.22319	$11.31782	108,178,074
01/01/2013 to 12/31/2013	$11.31782	$12.24138	100,174,797
01/01/2014 to 12/31/2014	$12.24138	$12.49905	87,606,755
01/01/2015 to 12/31/2015	$12.49905	$11.89713	68,782,936
01/01/2016 to 12/31/2016	$11.89713	$12.44263	58,214,019
01/01/2017 to 12/31/2017	$12.44263	$13.77806	54,102,792
01/01/2018 to 12/31/2018	$13.77806	$12.44714	33,516,521
AST Advanced Strategies Portfolio
01/01/2009 to 12/31/2009	$7.92502	$9.83646	54,720,347
01/01/2010 to 12/31/2010	$9.83646	$11.00020	68,974,007
01/01/2011 to 12/31/2011	$11.00020	$10.83106	55,424,347
01/01/2012 to 12/31/2012	$10.83106	$12.10614	63,361,367
01/01/2013 to 12/31/2013	$12.10614	$13.87770	63,758,948
01/01/2014 to 12/31/2014	$13.87770	$14.48241	59,078,042
01/01/2015 to 12/31/2015	$14.48241	$14.35789	52,619,003
01/01/2016 to 12/31/2016	$14.35789	$15.12506	46,176,929
01/01/2017 to 12/31/2017	$15.12506	$17.39421	41,774,384
01/01/2018 to 12/31/2018	$17.39421	$16.09882	31,714,658
AST AQR Emerging Markets Equity Portfolio
02/25/2013* to 12/31/2013	$9.99863	$10.09535	48,359
01/01/2014 to 12/31/2014	$10.09535	$9.61837	82,633
01/01/2015 to 12/31/2015	$9.61837	$7.99094	118,874
01/01/2016 to 12/31/2016	$7.99094	$8.90998	119,085
01/01/2017 to 12/31/2017	$8.90998	$11.82619	171,113
01/01/2018 to 12/31/2018	$11.82619	$9.42540	104,234
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99863	$11.63729	58,666
01/01/2014 to 12/31/2014	$11.63729	$12.95262	125,345
01/01/2015 to 12/31/2015	$12.95262	$12.95892	117,691
01/01/2016 to 12/31/2016	$12.95892	$14.10972	159,404
01/01/2017 to 12/31/2017	$14.10972	$16.94933	119,700
01/01/2018 to 12/31/2018	$16.94933	$15.31237	94,423

A-110

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Balanced Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$8.20123	$9.94508	97,458,970
01/01/2010 to 12/31/2010	$9.94508	$10.98534	124,066,065
01/01/2011 to 12/31/2011	$10.98534	$10.67303	99,522,684
01/01/2012 to 12/31/2012	$10.67303	$11.80621	107,656,583
01/01/2013 to 12/31/2013	$11.80621	$13.66059	103,827,389
01/01/2014 to 12/31/2014	$13.66059	$14.31143	95,621,538
01/01/2015 to 12/31/2015	$14.31143	$14.14234	86,642,320
01/01/2016 to 12/31/2016	$14.14234	$14.78547	78,766,981
01/01/2017 to 12/31/2017	$14.78547	$16.70974	71,824,281
01/01/2018 to 12/31/2018	$16.70974	$15.62167	58,267,332
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99863	$9.16694	2,940,794
01/01/2012 to 12/31/2012	$9.16694	$10.08792	4,644,573
01/01/2013 to 12/31/2013	$10.08792	$10.99833	5,783,459
01/01/2014 to 12/31/2014	$10.99833	$11.34639	5,607,802
01/01/2015 to 12/31/2015	$11.34639	$10.82434	4,694,270
01/01/2016 to 12/31/2016	$10.82434	$11.38710	3,995,171
01/01/2017 to 12/31/2017	$11.38710	$12.61216	4,167,482
01/01/2018 to 12/31/2018	$12.61216	$11.74818	2,880,799
AST BlackRock Low Duration Bond Portfolio
01/01/2009 to 12/31/2009	$11.24371	$12.18946	19,779,745
01/01/2010 to 12/31/2010	$12.18946	$12.45587	20,255,855
01/01/2011 to 12/31/2011	$12.45587	$12.52601	18,155,075
01/01/2012 to 12/31/2012	$12.52601	$12.89740	15,540,231
01/01/2013 to 12/31/2013	$12.89740	$12.40869	10,724,539
01/01/2014 to 12/31/2014	$12.40869	$12.19212	7,424,203
01/01/2015 to 12/31/2015	$12.19212	$12.04895	5,743,361
01/01/2016 to 12/31/2016	$12.04895	$12.04444	4,782,679
01/01/2017 to 12/31/2017	$12.04444	$12.04825	4,425,882
01/01/2018 to 12/31/2018	$12.04825	$11.93676	3,457,086
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2009 to 12/31/2009	$11.90687	$13.64570	59,442,486
01/01/2010 to 12/31/2010	$13.64570	$14.45644	75,211,006
01/01/2011 to 12/31/2011	$14.45644	$14.67015	60,233,010
01/01/2012 to 12/31/2012	$14.67015	$15.77284	65,143,645
01/01/2013 to 12/31/2013	$15.77284	$15.22753	54,477,871
01/01/2014 to 12/31/2014	$15.22753	$15.61000	44,662,030
01/01/2015 to 12/31/2015	$15.61000	$15.02887	35,594,616
01/01/2016 to 12/31/2016	$15.02887	$15.40633	31,191,104
01/01/2017 to 12/31/2017	$15.40633	$15.81374	31,072,056
01/01/2018 to 12/31/2018	$15.81374	$15.44871	23,336,011
AST Capital Growth Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.72533	$9.52235	118,425,926
01/01/2010 to 12/31/2010	$9.52235	$10.61785	141,306,019
01/01/2011 to 12/31/2011	$10.61785	$10.18954	100,099,910
01/01/2012 to 12/31/2012	$10.18954	$11.39642	113,717,767
01/01/2013 to 12/31/2013	$11.39642	$13.75050	125,316,122
01/01/2014 to 12/31/2014	$13.75050	$14.46969	121,728,074
01/01/2015 to 12/31/2015	$14.46969	$14.30680	113,394,276
01/01/2016 to 12/31/2016	$14.30680	$15.03316	101,590,172
01/01/2017 to 12/31/2017	$15.03316	$17.43090	96,062,997
01/01/2018 to 12/31/2018	$17.43090	$16.07583	76,708,296

A-111

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99863	$11.66303	342,569
01/01/2014 to 12/31/2014	$11.66303	$13.03167	1,094,841
01/01/2015 to 12/31/2015	$13.03167	$12.35889	1,140,121
01/01/2016 to 12/31/2016	$12.35889	$13.96591	2,377,940
01/01/2017 to 12/31/2017	$13.96591	$16.26395	2,283,114
01/01/2018 to 12/31/2018	$16.26395	$15.23198	1,639,341
AST Cohen & Steers Realty Portfolio
01/01/2009 to 12/31/2009	$14.12224	$18.32376	2,154,565
01/01/2010 to 12/31/2010	$18.32376	$23.19228	2,674,245
01/01/2011 to 12/31/2011	$23.19228	$24.31338	2,210,944
01/01/2012 to 12/31/2012	$24.31338	$27.58177	2,291,954
01/01/2013 to 12/31/2013	$27.58177	$27.97660	2,083,185
01/01/2014 to 12/31/2014	$27.97660	$36.02098	2,044,785
01/01/2015 to 12/31/2015	$36.02098	$37.14280	1,780,125
01/01/2016 to 12/31/2016	$37.14280	$38.29038	1,533,707
01/01/2017 to 12/31/2017	$38.29038	$40.01231	1,307,651
01/01/2018 to 12/31/2018	$40.01231	$37.47763	931,793
AST Fidelity Institutional AM® Quantitative Portfolio
formerly,AST FI Pyramis® Quantitative Portfolio
01/01/2009 to 12/31/2009	$7.27786	$8.86502	54,387,061
01/01/2010 to 12/31/2010	$8.86502	$9.97110	68,927,498
01/01/2011 to 12/31/2011	$9.97110	$9.65922	53,951,634
01/01/2012 to 12/31/2012	$9.65922	$10.50993	57,684,295
01/01/2013 to 12/31/2013	$10.50993	$11.86226	55,226,008
01/01/2014 to 12/31/2014	$11.86226	$12.03410	48,707,547
01/01/2015 to 12/31/2015	$12.03410	$11.95275	43,313,556
01/01/2016 to 12/31/2016	$11.95275	$12.25600	37,720,170
01/01/2017 to 12/31/2017	$12.25600	$14.03986	34,730,103
01/01/2018 to 12/31/2018	$14.03986	$12.73758	24,505,788
AST Global Real Estate Portfolio
01/01/2009 to 12/31/2009	$6.11356	$8.12305	1,148,210
01/01/2010 to 12/31/2010	$8.12305	$9.60279	2,343,259
01/01/2011 to 12/31/2011	$9.60279	$8.96863	1,365,221
01/01/2012 to 12/31/2012	$8.96863	$11.18481	1,941,296
01/01/2013 to 12/31/2013	$11.18481	$11.47853	2,026,740
01/01/2014 to 12/31/2014	$11.47853	$12.86101	1,953,120
01/01/2015 to 12/31/2015	$12.86101	$12.63753	1,635,442
01/01/2016 to 12/31/2016	$12.63753	$12.54068	1,419,231
01/01/2017 to 12/31/2017	$12.54068	$13.67692	1,403,628
01/01/2018 to 12/31/2018	$13.67692	$12.81654	941,166
AST Goldman Sachs Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$8.21574	$9.63064	15,821,358
01/01/2010 to 12/31/2010	$9.63064	$10.69227	15,820,580
01/01/2011 to 12/31/2011	$10.69227	$9.93581	12,948,030
01/01/2012 to 12/31/2012	$9.93581	$11.69351	10,758,682
01/01/2013 to 12/31/2013	$11.69351	$15.35813	8,989,436
01/01/2014 to 12/31/2014	$15.35813	$17.08837	7,637,977
01/01/2015 to 12/31/2015	$17.08837	$16.02976	9,591,291
01/01/2016 to 12/31/2016	$16.02976	$17.58540	8,028,173
01/01/2017 to 12/31/2017	$17.58540	$18.98180	7,996,036
01/01/2018 to 12/31/2018	$18.98180	$17.07514	6,192,331

A-112

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Mid-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$8.68793	$13.42307	5,868,356
01/01/2010 to 12/31/2010	$13.42307	$15.81896	6,728,348
01/01/2011 to 12/31/2011	$15.81896	$15.09505	4,560,864
01/01/2012 to 12/31/2012	$15.09505	$17.75759	4,904,077
01/01/2013 to 12/31/2013	$17.75759	$23.08682	5,099,534
01/01/2014 to 12/31/2014	$23.08682	$25.32324	4,212,533
01/01/2015 to 12/31/2015	$25.32324	$23.48945	6,589,806
01/01/2016 to 12/31/2016	$23.48945	$23.48269	5,545,452
01/01/2017 to 12/31/2017	$23.48269	$29.35334	5,099,466
01/01/2018 to 12/31/2018	$29.35334	$27.61105	3,953,745
AST Goldman Sachs Multi-Asset Portfolio
01/01/2009 to 12/31/2009	$7.58116	$9.19947	36,241,046
01/01/2010 to 12/31/2010	$9.19947	$10.09710	50,682,089
01/01/2011 to 12/31/2011	$10.09710	$9.88042	43,785,652
01/01/2012 to 12/31/2012	$9.88042	$10.70150	45,432,815
01/01/2013 to 12/31/2013	$10.70150	$11.55860	40,182,442
01/01/2014 to 12/31/2014	$11.55860	$11.82726	35,662,590
01/01/2015 to 12/31/2015	$11.82726	$11.52638	30,217,247
01/01/2016 to 12/31/2016	$11.52638	$11.93250	26,668,380
01/01/2017 to 12/31/2017	$11.93250	$13.17763	26,236,829
01/01/2018 to 12/31/2018	$13.17763	$12.04439	17,675,332
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2009 to 12/31/2009	$12.17249	$15.18580	2,182,014
01/01/2010 to 12/31/2010	$15.18580	$18.93317	3,471,178
01/01/2011 to 12/31/2011	$18.93317	$18.86366	2,549,765
01/01/2012 to 12/31/2012	$18.86366	$21.46286	2,633,520
01/01/2013 to 12/31/2013	$21.46286	$29.30171	3,094,420
01/01/2014 to 12/31/2014	$29.30171	$30.89259	2,931,970
01/01/2015 to 12/31/2015	$30.89259	$28.71342	2,517,413
01/01/2016 to 12/31/2016	$28.71342	$35.10662	2,308,568
01/01/2017 to 12/31/2017	$35.10662	$38.73731	2,130,539
01/01/2018 to 12/31/2018	$38.73731	$32.73675	1,589,335
AST Government Money Market Portfolio
01/01/2009 to 12/31/2009	$10.57058	$10.42178	66,786,776
01/01/2010 to 12/31/2010	$10.42178	$10.25242	50,307,852
01/01/2011 to 12/31/2011	$10.25242	$10.08558	50,902,069
01/01/2012 to 12/31/2012	$10.08558	$9.92007	39,894,836
01/01/2013 to 12/31/2013	$9.92007	$9.75615	29,504,243
01/01/2014 to 12/31/2014	$9.75615	$9.59539	25,524,289
01/01/2015 to 12/31/2015	$9.59539	$9.43719	23,153,087
01/01/2016 to 12/31/2016	$9.43719	$9.28187	20,723,986
01/01/2017 to 12/31/2017	$9.28187	$9.16030	16,486,250
01/01/2018 to 12/31/2018	$9.16030	$9.12553	14,577,153
AST High Yield Portfolio
01/01/2009 to 12/31/2009	$10.10700	$13.47425	13,509,194
01/01/2010 to 12/31/2010	$13.47425	$15.04083	12,605,729
01/01/2011 to 12/31/2011	$15.04083	$15.26232	11,922,775
01/01/2012 to 12/31/2012	$15.26232	$17.09273	10,459,161
01/01/2013 to 12/31/2013	$17.09273	$18.01778	8,393,440
01/01/2014 to 12/31/2014	$18.01778	$18.17376	5,236,999
01/01/2015 to 12/31/2015	$18.17376	$17.23689	3,602,852
01/01/2016 to 12/31/2016	$17.23689	$19.56326	3,765,331
01/01/2017 to 12/31/2017	$19.56326	$20.67893	2,918,552
01/01/2018 to 12/31/2018	$20.67893	$19.93195	2,034,537

A-113

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$7.47791	$8.78382	5,087,827
01/01/2010 to 12/31/2010	$8.78382	$9.77580	5,307,829
01/01/2011 to 12/31/2011	$9.77580	$9.21256	4,698,568
01/01/2012 to 12/31/2012	$9.21256	$10.59036	4,248,181
01/01/2013 to 12/31/2013	$10.59036	$14.56755	5,494,376
01/01/2014 to 12/31/2014	$14.56755	$16.29672	5,782,801
01/01/2015 to 12/31/2015	$16.29672	$14.77183	4,317,804
01/01/2016 to 12/31/2016	$14.77183	$17.41780	3,949,844
01/01/2017 to 12/31/2017	$17.41780	$20.41923	3,761,572
01/01/2018 to 12/31/2018	$20.41923	$17.23861	3,259,259
AST International Growth Portfolio
01/01/2009 to 12/31/2009	$11.95763	$15.91046	6,854,079
01/01/2010 to 12/31/2010	$15.91046	$17.91664	7,241,298
01/01/2011 to 12/31/2011	$17.91664	$15.34398	5,734,722
01/01/2012 to 12/31/2012	$15.34398	$18.16395	4,942,527
01/01/2013 to 12/31/2013	$18.16395	$21.26858	4,582,698
01/01/2014 to 12/31/2014	$21.26858	$19.76196	3,989,471
01/01/2015 to 12/31/2015	$19.76196	$20.04771	3,324,751
01/01/2016 to 12/31/2016	$20.04771	$18.97262	2,931,676
01/01/2017 to 12/31/2017	$18.97262	$25.27111	3,021,102
01/01/2018 to 12/31/2018	$25.27111	$21.53882	2,629,968
AST International Value Portfolio
01/01/2009 to 12/31/2009	$11.48381	$14.73896	3,492,926
01/01/2010 to 12/31/2010	$14.73896	$16.10237	3,649,081
01/01/2011 to 12/31/2011	$16.10237	$13.84955	2,916,031
01/01/2012 to 12/31/2012	$13.84955	$15.89231	2,668,328
01/01/2013 to 12/31/2013	$15.89231	$18.67292	2,705,225
01/01/2014 to 12/31/2014	$18.67292	$17.13364	2,548,306
01/01/2015 to 12/31/2015	$17.13364	$16.98867	2,467,892
01/01/2016 to 12/31/2016	$16.98867	$16.80599	2,319,732
01/01/2017 to 12/31/2017	$16.80599	$20.30026	2,283,395
01/01/2018 to 12/31/2018	$20.30026	$16.74197	1,830,771
AST J.P. Morgan Global Thematic Portfolio
01/01/2009 to 12/31/2009	$6.94424	$8.65097	25,271,257
01/01/2010 to 12/31/2010	$8.65097	$9.68393	38,344,545
01/01/2011 to 12/31/2011	$9.68393	$9.47005	31,542,321
01/01/2012 to 12/31/2012	$9.47005	$10.57870	33,772,279
01/01/2013 to 12/31/2013	$10.57870	$12.09823	34,620,680
01/01/2014 to 12/31/2014	$12.09823	$12.65595	31,218,936
01/01/2015 to 12/31/2015	$12.65595	$12.31681	27,733,638
01/01/2016 to 12/31/2016	$12.31681	$12.74599	24,643,505
01/01/2017 to 12/31/2017	$12.74599	$14.66178	23,750,547
01/01/2018 to 12/31/2018	$14.66178	$13.35565	18,355,932
AST J.P. Morgan International Equity Portfolio
01/01/2009 to 12/31/2009	$10.36784	$13.85552	5,086,873
01/01/2010 to 12/31/2010	$13.85552	$14.60401	5,905,133
01/01/2011 to 12/31/2011	$14.60401	$13.04913	4,359,903
01/01/2012 to 12/31/2012	$13.04913	$15.64529	4,428,816
01/01/2013 to 12/31/2013	$15.64529	$17.75076	4,647,244
01/01/2014 to 12/31/2014	$17.75076	$16.34657	4,276,895
01/01/2015 to 12/31/2015	$16.34657	$15.62754	3,960,328
01/01/2016 to 12/31/2016	$15.62754	$15.66712	3,354,922
01/01/2017 to 12/31/2017	$15.66712	$19.97550	3,518,759
01/01/2018 to 12/31/2018	$19.97550	$16.21247	2,855,876

A-114

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2009 to 12/31/2009	$10.44856	$12.53898	46,430,018
01/01/2010 to 12/31/2010	$12.53898	$13.23474	46,748,068
01/01/2011 to 12/31/2011	$13.23474	$13.04707	38,241,675
01/01/2012 to 12/31/2012	$13.04707	$14.20695	39,470,209
01/01/2013 to 12/31/2013	$14.20695	$15.51404	35,738,716
01/01/2014 to 12/31/2014	$15.51404	$16.08944	31,774,661
01/01/2015 to 12/31/2015	$16.08944	$15.79510	27,488,735
01/01/2016 to 12/31/2016	$15.79510	$16.13133	23,910,429
01/01/2017 to 12/31/2017	$16.13133	$17.79229	21,459,090
01/01/2018 to 12/31/2018	$17.79229	$16.60010	14,411,061
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08402	$10.29064	141,417
01/01/2010 to 12/31/2010	$10.29064	$11.26617	473,823
01/01/2011 to 12/31/2011	$11.26617	$11.15393	755,324
01/01/2012 to 12/31/2012	$11.15393	$12.63560	1,110,275
01/01/2013 to 12/31/2013	$12.63560	$16.96244	1,223,206
01/01/2014 to 12/31/2014	$16.96244	$18.26808	1,330,655
01/01/2015 to 12/31/2015	$18.26808	$19.87733	2,148,045
01/01/2016 to 12/31/2016	$19.87733	$19.26374	1,599,569
01/01/2017 to 12/31/2017	$19.26374	$25.73532	1,813,210
01/01/2018 to 12/31/2018	$25.73532	$24.90062	1,442,816
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$8.51147	$10.86212	17,250,307
01/01/2010 to 12/31/2010	$10.86212	$12.79307	17,364,094
01/01/2011 to 12/31/2011	$12.79307	$12.46741	14,080,420
01/01/2012 to 12/31/2012	$12.46741	$13.76555	11,942,585
01/01/2013 to 12/31/2013	$13.76555	$18.49514	9,091,584
01/01/2014 to 12/31/2014	$18.49514	$20.11628	9,720,568
01/01/2015 to 12/31/2015	$20.11628	$21.77709	7,424,343
01/01/2016 to 12/31/2016	$21.77709	$22.61288	6,587,463
01/01/2017 to 12/31/2017	$22.61288	$29.57790	5,433,449
01/01/2018 to 12/31/2018	$29.57790	$28.30541	3,958,406
AST MFS Global Equity Portfolio
01/01/2009 to 12/31/2009	$11.88498	$15.37175	2,567,781
01/01/2010 to 12/31/2010	$15.37175	$16.93954	3,612,405
01/01/2011 to 12/31/2011	$16.93954	$16.13853	3,114,124
01/01/2012 to 12/31/2012	$16.13853	$19.53485	3,437,135
01/01/2013 to 12/31/2013	$19.53485	$24.52181	3,984,432
01/01/2014 to 12/31/2014	$24.52181	$24.99282	3,982,260
01/01/2015 to 12/31/2015	$24.99282	$24.22021	3,944,892
01/01/2016 to 12/31/2016	$24.22021	$25.51562	3,423,715
01/01/2017 to 12/31/2017	$25.51562	$31.07864	3,333,656
01/01/2018 to 12/31/2018	$31.07864	$27.64337	2,650,577
AST MFS Growth Portfolio
01/01/2009 to 12/31/2009	$7.97628	$9.75127	4,944,538
01/01/2010 to 12/31/2010	$9.75127	$10.81643	5,238,425
01/01/2011 to 12/31/2011	$10.81643	$10.57498	4,289,955
01/01/2012 to 12/31/2012	$10.57498	$12.17716	4,420,398
01/01/2013 to 12/31/2013	$12.17716	$16.37229	4,361,903
01/01/2014 to 12/31/2014	$16.37229	$17.50467	3,793,575
01/01/2015 to 12/31/2015	$17.50467	$18.46042	3,157,980
01/01/2016 to 12/31/2016	$18.46042	$18.50343	2,652,678
01/01/2017 to 12/31/2017	$18.50343	$23.78749	2,376,378
01/01/2018 to 12/31/2018	$23.78749	$23.89579	2,034,089

A-115

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99864	$10.19678	55,298
01/01/2013 to 12/31/2013	$10.19678	$13.48882	867,495
01/01/2014 to 12/31/2014	$13.48882	$14.62166	1,003,365
01/01/2015 to 12/31/2015	$14.62166	$14.27634	1,952,834
01/01/2016 to 12/31/2016	$14.27634	$15.92914	2,634,308
01/01/2017 to 12/31/2017	$15.92914	$18.38362	2,688,469
01/01/2018 to 12/31/2018	$18.38362	$16.24354	1,757,692
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$10.03417	$13.87956	5,689,131
01/01/2010 to 12/31/2010	$13.87956	$16.84971	5,901,157
01/01/2011 to 12/31/2011	$16.84971	$16.16040	4,911,194
01/01/2012 to 12/31/2012	$16.16040	$18.61569	4,148,499
01/01/2013 to 12/31/2013	$18.61569	$25.99973	4,423,739
01/01/2014 to 12/31/2014	$25.99973	$29.21476	4,014,110
01/01/2015 to 12/31/2015	$29.21476	$27.11311	3,114,772
01/01/2016 to 12/31/2016	$27.11311	$31.52790	2,980,209
01/01/2017 to 12/31/2017	$31.52790	$35.28495	2,774,803
01/01/2018 to 12/31/2018	$35.28495	$28.99369	2,141,063
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99864	$10.32369	5,908,428
01/01/2013 to 12/31/2013	$10.32369	$12.07379	6,987,054
01/01/2014 to 12/31/2014	$12.07379	$12.48482	5,942,954
01/01/2015 to 12/31/2015	$12.48482	$12.12641	5,278,987
01/01/2016 to 12/31/2016	$12.12641	$12.44216	4,364,208
01/01/2017 to 12/31/2017	$12.44216	$14.25569	3,983,721
01/01/2018 to 12/31/2018	$14.25569	$12.85908	3,073,391
AST Parametric Emerging Markets Equity Portfolio
01/01/2009 to 12/31/2009	$5.57395	$9.12827	6,599,316
01/01/2010 to 12/31/2010	$9.12827	$10.97710	11,156,029
01/01/2011 to 12/31/2011	$10.97710	$8.60766	6,749,550
01/01/2012 to 12/31/2012	$8.60766	$9.98335	7,897,745
01/01/2013 to 12/31/2013	$9.98335	$9.84051	8,565,272
01/01/2014 to 12/31/2014	$9.84051	$9.22491	7,895,167
01/01/2015 to 12/31/2015	$9.22491	$7.55507	6,604,045
01/01/2016 to 12/31/2016	$7.55507	$8.34921	5,785,322
01/01/2017 to 12/31/2017	$8.34921	$10.37789	6,660,956
01/01/2018 to 12/31/2018	$10.37789	$8.77210	5,202,731
AST Preservation Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$9.02321	$10.65255	82,197,582
01/01/2010 to 12/31/2010	$10.65255	$11.58445	100,001,194
01/01/2011 to 12/31/2011	$11.58445	$11.50704	96,778,216
01/01/2012 to 12/31/2012	$11.50704	$12.49092	98,362,559
01/01/2013 to 12/31/2013	$12.49092	$13.41643	79,093,854
01/01/2014 to 12/31/2014	$13.41643	$13.95709	69,937,144
01/01/2015 to 12/31/2015	$13.95709	$13.74652	60,478,072
01/01/2016 to 12/31/2016	$13.74652	$14.26721	53,321,376
01/01/2017 to 12/31/2017	$14.26721	$15.45393	48,157,612
01/01/2018 to 12/31/2018	$15.45393	$14.76594	36,694,167

A-116

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01855	$10.07065	990,348
01/01/2012 to 12/31/2012	$10.07065	$10.60850	2,178,847
01/01/2013 to 12/31/2013	$10.60850	$10.19208	1,488,696
01/01/2014 to 12/31/2014	$10.19208	$10.63147	2,499,201
01/01/2015 to 12/31/2015	$10.63147	$10.42806	3,280,429
01/01/2016 to 12/31/2016	$10.42806	$10.68804	4,184,993
01/01/2017 to 12/31/2017	$10.68804	$11.10833	4,756,264
01/01/2018 to 12/31/2018	$11.10833	$10.83520	4,041,798
AST Prudential Growth Allocation Portfolio
01/01/2009 to 12/31/2009	$6.69703	$8.29738	93,813,703
01/01/2010 to 12/31/2010	$8.29738	$9.71261	115,827,900
01/01/2011 to 12/31/2011	$9.71261	$8.95893	75,603,365
01/01/2012 to 12/31/2012	$8.95893	$9.94941	89,282,138
01/01/2013 to 12/31/2013	$9.94941	$11.45130	87,210,945
01/01/2014 to 12/31/2014	$11.45130	$12.29819	83,056,988
01/01/2015 to 12/31/2015	$12.29819	$12.02114	119,678,650
01/01/2016 to 12/31/2016	$12.02114	$13.01668	109,389,517
01/01/2017 to 12/31/2017	$13.01668	$14.86317	160,964,447
01/01/2018 to 12/31/2018	$14.86317	$13.50638	116,807,822
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99863	$11.67690	5,665
01/01/2014 to 12/31/2014	$11.67690	$13.23473	121,259
01/01/2015 to 12/31/2015	$13.23473	$13.21718	110,869
01/01/2016 to 12/31/2016	$13.21718	$14.41070	164,589
01/01/2017 to 12/31/2017	$14.41070	$17.20835	129,742
01/01/2018 to 12/31/2018	$17.20835	$15.71265	84,609
AST QMA US Equity Alpha Portfolio
01/01/2009 to 12/31/2009	$7.55099	$9.04705	3,372,332
01/01/2010 to 12/31/2010	$9.04705	$10.23676	3,360,531
01/01/2011 to 12/31/2011	$10.23676	$10.41616	3,055,694
01/01/2012 to 12/31/2012	$10.41616	$12.17038	3,262,831
01/01/2013 to 12/31/2013	$12.17038	$15.85102	2,976,003
01/01/2014 to 12/31/2014	$15.85102	$18.27304	3,494,194
01/01/2015 to 12/31/2015	$18.27304	$18.52495	3,027,107
01/01/2016 to 12/31/2016	$18.52495	$20.92483	2,813,790
01/01/2017 to 12/31/2017	$20.92483	$25.15993	2,523,084
01/01/2018 to 12/31/2018	$25.15993	$22.70938	1,877,971
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99863	$8.89993	201,672
01/01/2012 to 12/31/2012	$8.89993	$9.90453	384,520
01/01/2013 to 12/31/2013	$9.90453	$11.92295	2,227,707
01/01/2014 to 12/31/2014	$11.92295	$12.48854	3,954,057
01/01/2015 to 12/31/2015	$12.48854	$12.30097	4,987,695
01/01/2016 to 12/31/2016	$12.30097	$12.86335	4,710,731
01/01/2017 to 12/31/2017	$12.86335	$14.95293	4,399,931
01/01/2018 to 12/31/2018	$14.95293	$13.74498	3,617,905

A-117

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST RCM World Trends Portfolio
01/01/2009 to 12/31/2009	$7.15279	$8.68011	39,406,298
01/01/2010 to 12/31/2010	$8.68011	$9.55431	54,818,248
01/01/2011 to 12/31/2011	$9.55431	$9.22617	46,132,040
01/01/2012 to 12/31/2012	$9.22617	$10.00670	48,879,191
01/01/2013 to 12/31/2013	$10.00670	$11.06575	45,150,001
01/01/2014 to 12/31/2014	$11.06575	$11.44247	40,205,928
01/01/2015 to 12/31/2015	$11.44247	$11.23501	40,797,665
01/01/2016 to 12/31/2016	$11.23501	$11.58210	35,232,688
01/01/2017 to 12/31/2017	$11.58210	$13.24060	32,661,609
01/01/2018 to 12/31/2018	$13.24060	$11.99194	22,626,183
AST Small-Cap Growth Opportunities Portfolio
01/01/2009 to 12/31/2009	$11.08253	$14.45984	3,702,808
01/01/2010 to 12/31/2010	$14.45984	$18.84985	4,200,876
01/01/2011 to 12/31/2011	$18.84985	$16.10840	4,029,967
01/01/2012 to 12/31/2012	$16.10840	$19.02245	3,987,156
01/01/2013 to 12/31/2013	$19.02245	$26.34396	3,589,232
01/01/2014 to 12/31/2014	$26.34396	$27.18947	3,049,744
01/01/2015 to 12/31/2015	$27.18947	$27.09786	2,435,616
01/01/2016 to 12/31/2016	$27.09786	$28.70362	2,019,066
01/01/2017 to 12/31/2017	$28.70362	$36.04862	1,824,209
01/01/2018 to 12/31/2018	$36.04862	$31.60636	1,485,600
AST Small-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$6.74114	$8.87798	2,524,147
01/01/2010 to 12/31/2010	$8.87798	$11.91138	4,648,452
01/01/2011 to 12/31/2011	$11.91138	$11.60040	3,213,655
01/01/2012 to 12/31/2012	$11.60040	$12.79787	3,096,260
01/01/2013 to 12/31/2013	$12.79787	$17.01398	4,073,887
01/01/2014 to 12/31/2014	$17.01398	$17.37236	3,201,641
01/01/2015 to 12/31/2015	$17.37236	$17.22002	3,111,281
01/01/2016 to 12/31/2016	$17.22002	$18.98180	2,541,436
01/01/2017 to 12/31/2017	$18.98180	$23.13433	2,373,358
01/01/2018 to 12/31/2018	$23.13433	$20.83844	2,003,260
AST Small-Cap Value Portfolio
01/01/2009 to 12/31/2009	$11.29737	$14.11106	6,242,625
01/01/2010 to 12/31/2010	$14.11106	$17.48588	6,195,308
01/01/2011 to 12/31/2011	$17.48588	$16.17000	5,166,090
01/01/2012 to 12/31/2012	$16.17000	$18.79089	3,913,693
01/01/2013 to 12/31/2013	$18.79089	$25.39300	3,418,708
01/01/2014 to 12/31/2014	$25.39300	$26.28974	2,808,610
01/01/2015 to 12/31/2015	$26.28974	$24.74160	2,217,703
01/01/2016 to 12/31/2016	$24.74160	$31.44064	2,012,505
01/01/2017 to 12/31/2017	$31.44064	$33.19514	1,801,371
01/01/2018 to 12/31/2018	$33.19514	$27.07026	1,411,502
AST T. Rowe Price Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$10.52133	$12.84558	40,732,836
01/01/2010 to 12/31/2010	$12.84558	$14.09096	53,827,291
01/01/2011 to 12/31/2011	$14.09096	$14.13372	46,623,273
01/01/2012 to 12/31/2012	$14.13372	$15.77625	53,661,984
01/01/2013 to 12/31/2013	$15.77625	$18.12778	56,537,325
01/01/2014 to 12/31/2014	$18.12778	$18.87698	53,036,351
01/01/2015 to 12/31/2015	$18.87698	$18.57330	61,153,146
01/01/2016 to 12/31/2016	$18.57330	$19.64557	56,227,573
01/01/2017 to 12/31/2017	$19.64557	$22.29926	52,223,562
01/01/2018 to 12/31/2018	$22.29926	$20.76119	40,681,987

A-118

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$6.98928	$10.54281	10,159,519
01/01/2010 to 12/31/2010	$10.54281	$12.00822	12,250,636
01/01/2011 to 12/31/2011	$12.00822	$11.61022	9,294,364
01/01/2012 to 12/31/2012	$11.61022	$13.42613	10,725,477
01/01/2013 to 12/31/2013	$13.42613	$19.01819	11,809,685
01/01/2014 to 12/31/2014	$19.01819	$20.26543	11,237,461
01/01/2015 to 12/31/2015	$20.26543	$21.84110	10,710,975
01/01/2016 to 12/31/2016	$21.84110	$22.06119	8,827,493
01/01/2017 to 12/31/2017	$22.06119	$29.91878	7,920,851
01/01/2018 to 12/31/2018	$29.91878	$30.56007	6,705,902
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$9.89726	$11.51138	3,294,871
01/01/2010 to 12/31/2010	$11.51138	$12.73012	3,942,580
01/01/2011 to 12/31/2011	$12.73012	$12.45869	3,528,509
01/01/2012 to 12/31/2012	$12.45869	$13.89489	3,502,241
01/01/2013 to 12/31/2013	$13.89489	$18.39802	2,924,047
01/01/2014 to 12/31/2014	$18.39802	$18.37636	2,608,050
01/01/2015 to 12/31/2015	$18.37636	$16.97727	1,990,270
01/01/2016 to 12/31/2016	$16.97727	$17.72105	1,666,275
01/01/2017 to 12/31/2017	$17.72105	$20.31456	1,508,223
01/01/2018 to 12/31/2018	$20.31456	$18.03762	1,557,450
AST T. Rowe Price Natural Resources Portfolio
01/01/2009 to 12/31/2009	$16.26651	$23.89300	4,621,252
01/01/2010 to 12/31/2010	$23.89300	$28.30538	5,827,673
01/01/2011 to 12/31/2011	$28.30538	$23.68588	4,562,770
01/01/2012 to 12/31/2012	$23.68588	$24.13710	4,495,210
01/01/2013 to 12/31/2013	$24.13710	$27.39014	3,688,022
01/01/2014 to 12/31/2014	$27.39014	$24.68587	3,347,866
01/01/2015 to 12/31/2015	$24.68587	$19.60403	2,736,765
01/01/2016 to 12/31/2016	$19.60403	$24.02744	2,471,111
01/01/2017 to 12/31/2017	$24.02744	$26.06762	2,347,242
01/01/2018 to 12/31/2018	$26.06762	$21.36593	1,497,045
AST Templeton Global Bond Portfolio
01/01/2009 to 12/31/2009	$13.66702	$15.07011	6,337,072
01/01/2010 to 12/31/2010	$15.07011	$15.67276	7,114,847
01/01/2011 to 12/31/2011	$15.67276	$16.05020	6,639,260
01/01/2012 to 12/31/2012	$16.05020	$16.60993	5,533,305
01/01/2013 to 12/31/2013	$16.60993	$15.72265	4,600,108
01/01/2014 to 12/31/2014	$15.72265	$15.54940	3,672,856
01/01/2015 to 12/31/2015	$15.54940	$14.58660	2,897,161
01/01/2016 to 12/31/2016	$14.58660	$14.97157	2,569,689
01/01/2017 to 12/31/2017	$14.97157	$15.02573	2,555,780
01/01/2018 to 12/31/2018	$15.02573	$15.07193	1,855,828
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$8.86613	$12.11071	2,137,413
01/01/2010 to 12/31/2010	$12.11071	$14.72294	2,978,973
01/01/2011 to 12/31/2011	$14.72294	$13.98059	2,405,087
01/01/2012 to 12/31/2012	$13.98059	$16.28103	2,424,624
01/01/2013 to 12/31/2013	$16.28103	$21.20296	2,138,372
01/01/2014 to 12/31/2014	$21.20296	$23.97472	1,904,816
01/01/2015 to 12/31/2015	$23.97472	$22.02086	1,494,027
01/01/2016 to 12/31/2016	$22.02086	$24.68960	1,298,357
01/01/2017 to 12/31/2017	$24.68960	$28.78313	1,173,758
01/01/2018 to 12/31/2018	$28.78313	$23.62781	878,983

A-119

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Wellington Management Hedged Equity Portfolio
01/01/2009 to 12/31/2009	$6.95145	$8.78049	9,942,981
01/01/2010 to 12/31/2010	$8.78049	$9.89961	10,821,793
01/01/2011 to 12/31/2011	$9.89961	$9.40004	9,943,871
01/01/2012 to 12/31/2012	$9.40004	$10.26232	11,856,015
01/01/2013 to 12/31/2013	$10.26232	$12.16245	18,749,421
01/01/2014 to 12/31/2014	$12.16245	$12.62018	17,319,518
01/01/2015 to 12/31/2015	$12.62018	$12.33340	14,012,636
01/01/2016 to 12/31/2016	$12.33340	$12.92180	11,955,695
01/01/2017 to 12/31/2017	$12.92180	$14.43687	10,256,275
01/01/2018 to 12/31/2018	$14.43687	$13.48791	7,052,519
AST Western Asset Core Plus Bond Portfolio
01/01/2009 to 12/31/2009	$9.30331	$10.21392	12,750,275
01/01/2010 to 12/31/2010	$10.21392	$10.82874	17,651,916
01/01/2011 to 12/31/2011	$10.82874	$11.29192	18,170,336
01/01/2012 to 12/31/2012	$11.29192	$11.97752	18,416,796
01/01/2013 to 12/31/2013	$11.97752	$11.60405	17,928,589
01/01/2014 to 12/31/2014	$11.60405	$12.23394	19,702,934
01/01/2015 to 12/31/2015	$12.23394	$12.18082	18,938,735
01/01/2016 to 12/31/2016	$12.18082	$12.59720	19,007,777
01/01/2017 to 12/31/2017	$12.59720	$13.17153	19,214,511
01/01/2018 to 12/31/2018	$13.17153	$12.65978	20,284,879
AST Western Asset Emerging Markets Debt Portfolio
08/20/2012* to 12/31/2012	$9.99864	$10.38562	105,388
01/01/2013 to 12/31/2013	$10.38562	$9.38335	38,455
01/01/2014 to 12/31/2014	$9.38335	$9.35350	31,203
01/01/2015 to 12/31/2015	$9.35350	$8.91550	23,311
01/01/2016 to 12/31/2016	$8.91550	$9.69862	44,956
01/01/2017 to 12/31/2017	$9.69862	$10.42621	70,116
01/01/2018 to 12/31/2018	$10.42621	$9.56962	24,967
Invesco V.I. Diversified Dividend Fund - Series I
04/29/2011* to 12/31/2011	$9.99297	$9.12172	385,638
01/01/2012 to 12/31/2012	$9.12172	$10.65067	500,266
01/01/2013 to 12/31/2013	$10.65067	$13.72611	615,161
01/01/2014 to 12/31/2014	$13.72611	$15.23128	471,181
01/01/2015 to 12/31/2015	$15.23128	$15.28953	401,693
01/01/2016 to 12/31/2016	$15.28953	$17.26551	368,250
01/01/2017 to 12/31/2017	$17.26551	$18.43752	221,816
01/01/2018 to 12/31/2018	$18.43752	$16.75829	153,789
Invesco V.I. Health Care Fund - Series I
formerly,Invesco V.I. Global Health Care Fund - Series I
01/01/2009 to 12/31/2009	$9.04285	$11.35499	1,181,689
01/01/2010 to 12/31/2010	$11.35499	$11.75885	545,135
01/01/2011 to 12/31/2011	$11.75885	$12.02209	524,638
01/01/2012 to 12/31/2012	$12.02209	$14.29418	462,518
01/01/2013 to 12/31/2013	$14.29418	$19.75802	464,049
01/01/2014 to 12/31/2014	$19.75802	$23.25416	483,876
01/01/2015 to 12/31/2015	$23.25416	$23.59376	397,984
01/01/2016 to 12/31/2016	$23.59376	$20.54588	211,321
01/01/2017 to 12/31/2017	$20.54588	$23.40614	156,236
01/01/2018 to 12/31/2018	$23.40614	$23.22592	109,879

A-120

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Growth Portfolio, Series I
04/27/2012* to 12/31/2012	$10.04992	$9.76598	229,829
01/01/2013 to 12/31/2013	$9.76598	$13.16014	522,396
01/01/2014 to 12/31/2014	$13.16014	$13.98316	170,256
01/01/2015 to 12/31/2015	$13.98316	$13.91821	202,132
01/01/2016 to 12/31/2016	$13.91821	$13.79262	155,646
01/01/2017 to 12/31/2017	$13.79262	$16.61688	127,674
01/01/2018 to 12/31/2018	$16.61688	$15.42878	95,975
Invesco V.I. Technology Fund - Series I
01/01/2009 to 12/31/2009	$5.10918	$7.90916	970,438
01/01/2010 to 12/31/2010	$7.90916	$9.43610	1,132,899
01/01/2011 to 12/31/2011	$9.43610	$8.81160	530,679
01/01/2012 to 12/31/2012	$8.81160	$9.64332	353,005
01/01/2013 to 12/31/2013	$9.64332	$11.86901	292,049
01/01/2014 to 12/31/2014	$11.86901	$12.96327	263,606
01/01/2015 to 12/31/2015	$12.96327	$13.61824	242,522
01/01/2016 to 12/31/2016	$13.61824	$13.29285	168,453
01/01/2017 to 12/31/2017	$13.29285	$17.66759	171,795
01/01/2018 to 12/31/2018	$17.66759	$17.29548	129,324
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.12646	$9.72947	615,276
01/01/2017 to 12/31/2017	$9.72947	$13.50201	462,006
01/01/2018 to 12/31/2018	$13.50201	$10.92645	370,695
ProFund VP Asia 30
01/01/2009 to 12/31/2009	$13.91408	$21.10176	1,821,822
01/01/2010 to 12/31/2010	$21.10176	$23.63992	1,172,241
01/01/2011 to 12/31/2011	$23.63992	$16.97356	568,287
01/01/2012 to 12/31/2012	$16.97356	$19.27642	518,241
01/01/2013 to 12/31/2013	$19.27642	$21.79682	354,325
01/01/2014 to 12/31/2014	$21.79682	$21.10086	204,908
01/01/2015 to 12/31/2015	$21.10086	$18.80608	180,718
01/01/2016 to 12/31/2016	$18.80608	$18.61502	148,488
01/01/2017 to 12/31/2017	$18.61502	$24.32829	112,746
01/01/2018 to 12/31/2018	$24.32829	$19.47556	91,038
ProFund VP Banks
01/01/2009 to 12/31/2009	$4.98611	$4.69572	746,620
01/01/2010 to 12/31/2010	$4.69572	$5.00317	821,032
01/01/2011 to 12/31/2011	$5.00317	$3.60428	310,912
01/01/2012 to 12/31/2012	$3.60428	$4.72871	683,662
01/01/2013 to 12/31/2013	$4.72871	$6.20665	377,961
01/01/2014 to 12/31/2014	$6.20665	$6.73762	257,672
01/01/2015 to 12/31/2015	$6.73762	$6.59775	282,280
01/01/2016 to 12/31/2016	$6.59775	$7.99649	320,116
01/01/2017 to 12/31/2017	$7.99649	$9.27422	246,713
01/01/2018 to 12/31/2018	$9.27422	$7.48804	124,219
ProFund VP Basic Materials
01/01/2009 to 12/31/2009	$8.33841	$13.31601	1,841,267
01/01/2010 to 12/31/2010	$13.31601	$16.98559	1,479,120
01/01/2011 to 12/31/2011	$16.98559	$14.00749	513,298
01/01/2012 to 12/31/2012	$14.00749	$14.94486	344,526
01/01/2013 to 12/31/2013	$14.94486	$17.40749	287,699
01/01/2014 to 12/31/2014	$17.40749	$17.40906	201,578
01/01/2015 to 12/31/2015	$17.40906	$14.73790	148,177
01/01/2016 to 12/31/2016	$14.73790	$17.17575	183,361
01/01/2017 to 12/31/2017	$17.17575	$20.77141	122,336
01/01/2018 to 12/31/2018	$20.77141	$16.81962	72,767

A-121

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Bear
01/01/2009 to 12/31/2009	$8.94911	$6.34849	1,995,516
01/01/2010 to 12/31/2010	$6.34849	$5.13247	1,870,682
01/01/2011 to 12/31/2011	$5.13247	$4.59941	2,082,893
01/01/2012 to 12/31/2012	$4.59941	$3.77263	965,635
01/01/2013 to 12/31/2013	$3.77263	$2.72523	911,837
01/01/2014 to 12/31/2014	$2.72523	$2.29833	951,939
01/01/2015 to 12/31/2015	$2.29833	$2.14911	511,021
01/01/2016 to 12/31/2016	$2.14911	$1.83779	713,945
01/01/2017 to 12/31/2017	$1.83779	$1.48290	445,534
01/01/2018 to 12/31/2018	$1.48290	$1.51747	302,709
ProFund VP Biotechnology
01/01/2009 to 12/31/2009	$11.33250	$11.55992	355,182
01/01/2010 to 12/31/2010	$11.55992	$11.94922	254,803
01/01/2011 to 12/31/2011	$11.94922	$12.52334	188,759
01/01/2012 to 12/31/2012	$12.52334	$17.32996	338,800
01/01/2013 to 12/31/2013	$17.32996	$28.70550	326,187
01/01/2014 to 12/31/2014	$28.70550	$36.62452	259,481
01/01/2015 to 12/31/2015	$36.62452	$37.20907	163,042
01/01/2016 to 12/31/2016	$37.20907	$30.93209	86,316
01/01/2017 to 12/31/2017	$30.93209	$37.28121	96,712
01/01/2018 to 12/31/2018	$37.28121	$34.18850	56,646
ProFund VP Bull
01/01/2009 to 12/31/2009	$7.42681	$9.08242	3,113,781
01/01/2010 to 12/31/2010	$9.08242	$10.05618	2,476,971
01/01/2011 to 12/31/2011	$10.05618	$9.89068	3,165,929
01/01/2012 to 12/31/2012	$9.89068	$11.07807	1,499,016
01/01/2013 to 12/31/2013	$11.07807	$14.13739	1,204,038
01/01/2014 to 12/31/2014	$14.13739	$15.49877	1,173,460
01/01/2015 to 12/31/2015	$15.49877	$15.17320	592,041
01/01/2016 to 12/31/2016	$15.17320	$16.36515	445,098
01/01/2017 to 12/31/2017	$16.36515	$19.20921	584,910
01/01/2018 to 12/31/2018	$19.20921	$17.72927	533,516
ProFund VP Consumer Goods Portfolio
01/01/2009 to 12/31/2009	$8.57802	$10.25601	812,567
01/01/2010 to 12/31/2010	$10.25601	$11.83819	702,138
01/01/2011 to 12/31/2011	$11.83819	$12.45197	765,549
01/01/2012 to 12/31/2012	$12.45197	$13.57589	450,591
01/01/2013 to 12/31/2013	$13.57589	$17.15075	573,128
01/01/2014 to 12/31/2014	$17.15075	$18.59286	574,747
01/01/2015 to 12/31/2015	$18.59286	$19.04740	433,302
01/01/2016 to 12/31/2016	$19.04740	$19.39767	291,761
01/01/2017 to 12/31/2017	$19.39767	$21.95063	224,043
01/01/2018 to 12/31/2018	$21.95063	$18.39105	151,311
ProFund VP Consumer Services
01/01/2009 to 12/31/2009	$6.01368	$7.73635	295,250
01/01/2010 to 12/31/2010	$7.73635	$9.23618	1,046,739
01/01/2011 to 12/31/2011	$9.23618	$9.58355	481,308
01/01/2012 to 12/31/2012	$9.58355	$11.50802	539,898
01/01/2013 to 12/31/2013	$11.50802	$15.83072	745,470
01/01/2014 to 12/31/2014	$15.83072	$17.50968	425,388
01/01/2015 to 12/31/2015	$17.50968	$18.02838	482,805
01/01/2016 to 12/31/2016	$18.02838	$18.47385	305,220
01/01/2017 to 12/31/2017	$18.47385	$21.50721	262,197
01/01/2018 to 12/31/2018	$21.50721	$21.28058	233,955

A-122

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Europe 30
01/01/2009 to 12/31/2009	$9.27969	$12.07392	1,184,717
01/01/2010 to 12/31/2010	$12.07392	$12.18752	852,300
01/01/2011 to 12/31/2011	$12.18752	$10.92163	333,570
01/01/2012 to 12/31/2012	$10.92163	$12.52352	461,143
01/01/2013 to 12/31/2013	$12.52352	$14.98184	561,564
01/01/2014 to 12/31/2014	$14.98184	$13.46052	318,682
01/01/2015 to 12/31/2015	$13.46052	$11.79832	323,881
01/01/2016 to 12/31/2016	$11.79832	$12.51036	289,183
01/01/2017 to 12/31/2017	$12.51036	$14.72997	244,299
01/01/2018 to 12/31/2018	$14.72997	$12.43894	200,126
ProFund VP Financials
01/01/2009 to 12/31/2009	$5.56539	$6.29512	1,432,294
01/01/2010 to 12/31/2010	$6.29512	$6.86798	1,397,974
01/01/2011 to 12/31/2011	$6.86798	$5.82051	1,034,776
01/01/2012 to 12/31/2012	$5.82051	$7.13998	1,345,907
01/01/2013 to 12/31/2013	$7.13998	$9.27481	1,595,424
01/01/2014 to 12/31/2014	$9.27481	$10.30006	1,201,102
01/01/2015 to 12/31/2015	$10.30006	$9.97874	975,396
01/01/2016 to 12/31/2016	$9.97874	$11.31810	1,090,533
01/01/2017 to 12/31/2017	$11.31810	$13.15665	873,662
01/01/2018 to 12/31/2018	$13.15665	$11.58892	535,695
ProFund VP Health Care
01/01/2009 to 12/31/2009	$7.77558	$9.14274	1,148,607
01/01/2010 to 12/31/2010	$9.14274	$9.24755	875,030
01/01/2011 to 12/31/2011	$9.24755	$10.01493	924,616
01/01/2012 to 12/31/2012	$10.01493	$11.56360	1,121,561
01/01/2013 to 12/31/2013	$11.56360	$15.89446	1,361,062
01/01/2014 to 12/31/2014	$15.89446	$19.33701	1,316,203
01/01/2015 to 12/31/2015	$19.33701	$19.97324	1,214,167
01/01/2016 to 12/31/2016	$19.97324	$18.84835	746,538
01/01/2017 to 12/31/2017	$18.84835	$22.41599	644,252
01/01/2018 to 12/31/2018	$22.41599	$23.02195	561,239
ProFund VP Industrials
01/01/2009 to 12/31/2009	$7.93126	$9.68021	634,240
01/01/2010 to 12/31/2010	$9.68021	$11.78155	641,229
01/01/2011 to 12/31/2011	$11.78155	$11.38066	404,533
01/01/2012 to 12/31/2012	$11.38066	$12.96094	379,889
01/01/2013 to 12/31/2013	$12.96094	$17.61512	514,535
01/01/2014 to 12/31/2014	$17.61512	$18.29075	381,463
01/01/2015 to 12/31/2015	$18.29075	$17.37362	230,450
01/01/2016 to 12/31/2016	$17.37362	$20.08591	332,901
01/01/2017 to 12/31/2017	$20.08591	$24.18035	297,557
01/01/2018 to 12/31/2018	$24.18035	$20.74370	120,125
ProFund VP Internet
01/01/2009 to 12/31/2009	$11.07782	$19.31472	507,210
01/01/2010 to 12/31/2010	$19.31472	$25.69739	455,035
01/01/2011 to 12/31/2011	$25.69739	$23.52770	92,624
01/01/2012 to 12/31/2012	$23.52770	$27.71190	98,828
01/01/2013 to 12/31/2013	$27.71190	$41.34854	134,453
01/01/2014 to 12/31/2014	$41.34854	$41.12237	46,264
01/01/2015 to 12/31/2015	$41.12237	$48.67555	88,272
01/01/2016 to 12/31/2016	$48.67555	$50.52169	50,482
01/01/2017 to 12/31/2017	$50.52169	$67.60465	28,747
01/01/2018 to 12/31/2018	$67.60465	$69.76315	18,650

A-123

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Japan
01/01/2009 to 12/31/2009	$7.47329	$8.10920	519,793
01/01/2010 to 12/31/2010	$8.10920	$7.45426	414,005
01/01/2011 to 12/31/2011	$7.45426	$5.97226	292,468
01/01/2012 to 12/31/2012	$5.97226	$7.22157	445,817
01/01/2013 to 12/31/2013	$7.22157	$10.52835	616,969
01/01/2014 to 12/31/2014	$10.52835	$10.68867	321,351
01/01/2015 to 12/31/2015	$10.68867	$11.12292	271,326
01/01/2016 to 12/31/2016	$11.12292	$10.98500	213,374
01/01/2017 to 12/31/2017	$10.98500	$12.79780	207,879
01/01/2018 to 12/31/2018	$12.79780	$11.12102	185,679
ProFund VP Large-Cap Growth
01/01/2009 to 12/31/2009	$7.36941	$9.40289	1,530,601
01/01/2010 to 12/31/2010	$9.40289	$10.46700	1,282,022
01/01/2011 to 12/31/2011	$10.46700	$10.61678	1,146,789
01/01/2012 to 12/31/2012	$10.61678	$11.76932	796,871
01/01/2013 to 12/31/2013	$11.76932	$15.12476	730,784
01/01/2014 to 12/31/2014	$15.12476	$16.79832	876,271
01/01/2015 to 12/31/2015	$16.79832	$17.14180	474,182
01/01/2016 to 12/31/2016	$17.14180	$17.70515	358,253
01/01/2017 to 12/31/2017	$17.70515	$21.81809	334,476
01/01/2018 to 12/31/2018	$21.81809	$21.05704	251,064
ProFund VP Large-Cap Value
01/01/2009 to 12/31/2009	$7.07061	$8.30752	1,108,254
01/01/2010 to 12/31/2010	$8.30752	$9.22395	1,501,797
01/01/2011 to 12/31/2011	$9.22395	$8.95601	1,122,050
01/01/2012 to 12/31/2012	$8.95601	$10.16621	776,810
01/01/2013 to 12/31/2013	$10.16621	$12.98726	482,427
01/01/2014 to 12/31/2014	$12.98726	$14.11097	780,687
01/01/2015 to 12/31/2015	$14.11097	$13.22098	518,567
01/01/2016 to 12/31/2016	$13.22098	$15.00989	589,195
01/01/2017 to 12/31/2017	$15.00989	$16.74626	394,444
01/01/2018 to 12/31/2018	$16.74626	$14.71825	278,476
ProFund VP Mid-Cap Growth
01/01/2009 to 12/31/2009	$7.82896	$10.65021	1,903,627
01/01/2010 to 12/31/2010	$10.65021	$13.45122	2,021,397
01/01/2011 to 12/31/2011	$13.45122	$12.84677	1,040,542
01/01/2012 to 12/31/2012	$12.84677	$14.57782	684,764
01/01/2013 to 12/31/2013	$14.57782	$18.71380	592,623
01/01/2014 to 12/31/2014	$18.71380	$19.48939	371,987
01/01/2015 to 12/31/2015	$19.48939	$19.22211	357,650
01/01/2016 to 12/31/2016	$19.22211	$21.34005	331,122
01/01/2017 to 12/31/2017	$21.34005	$24.83120	303,762
01/01/2018 to 12/31/2018	$24.83120	$21.49420	232,983
ProFund VP Mid-Cap Value
01/01/2009 to 12/31/2009	$8.58307	$11.04745	1,398,727
01/01/2010 to 12/31/2010	$11.04745	$13.08729	908,539
01/01/2011 to 12/31/2011	$13.08729	$12.36664	727,867
01/01/2012 to 12/31/2012	$12.36664	$14.17686	552,448
01/01/2013 to 12/31/2013	$14.17686	$18.42699	479,583
01/01/2014 to 12/31/2014	$18.42699	$19.96887	288,875
01/01/2015 to 12/31/2015	$19.96887	$18.02406	236,249
01/01/2016 to 12/31/2016	$18.02406	$22.04239	474,547
01/01/2017 to 12/31/2017	$22.04239	$23.97945	245,313
01/01/2018 to 12/31/2018	$23.97945	$20.44765	150,923

A-124

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP NASDAQ-100
01/01/2009 to 12/31/2009	$6.64986	$9.94164	1,813,909
01/01/2010 to 12/31/2010	$9.94164	$11.56165	1,576,633
01/01/2011 to 12/31/2011	$11.56165	$11.53676	909,044
01/01/2012 to 12/31/2012	$11.53676	$13.18763	644,940
01/01/2013 to 12/31/2013	$13.18763	$17.41567	507,723
01/01/2014 to 12/31/2014	$17.41567	$20.04118	490,538
01/01/2015 to 12/31/2015	$20.04118	$21.17985	411,272
01/01/2016 to 12/31/2016	$21.17985	$21.92619	193,838
01/01/2017 to 12/31/2017	$21.92619	$28.11521	168,628
01/01/2018 to 12/31/2018	$28.11521	$27.13182	130,884
ProFund VP Oil & Gas
01/01/2009 to 12/31/2009	$16.50264	$18.74595	1,326,030
01/01/2010 to 12/31/2010	$18.74595	$21.71150	1,296,969
01/01/2011 to 12/31/2011	$21.71150	$21.83365	829,408
01/01/2012 to 12/31/2012	$21.83365	$22.09472	551,530
01/01/2013 to 12/31/2013	$22.09472	$26.96103	414,618
01/01/2014 to 12/31/2014	$26.96103	$23.63437	346,412
01/01/2015 to 12/31/2015	$23.63437	$17.81132	258,376
01/01/2016 to 12/31/2016	$17.81132	$21.75488	239,263
01/01/2017 to 12/31/2017	$21.75488	$20.71774	132,569
01/01/2018 to 12/31/2018	$20.71774	$16.25359	75,155
ProFund VP Pharmaceuticals
01/01/2009 to 12/31/2009	$6.59683	$7.58424	521,245
01/01/2010 to 12/31/2010	$7.58424	$7.49464	268,122
01/01/2011 to 12/31/2011	$7.49464	$8.56033	862,925
01/01/2012 to 12/31/2012	$8.56033	$9.41676	302,309
01/01/2013 to 12/31/2013	$9.41676	$12.19047	276,233
01/01/2014 to 12/31/2014	$12.19047	$14.31041	297,503
01/01/2015 to 12/31/2015	$14.31041	$14.69965	159,802
01/01/2016 to 12/31/2016	$14.69965	$13.91791	92,869
01/01/2017 to 12/31/2017	$13.91791	$15.10676	78,826
01/01/2018 to 12/31/2018	$15.10676	$13.93522	47,460
ProFund VP Precious Metals
01/01/2009 to 12/31/2009	$12.66417	$16.85510	2,850,817
01/01/2010 to 12/31/2010	$16.85510	$22.03600	2,921,018
01/01/2011 to 12/31/2011	$22.03600	$17.50856	2,103,701
01/01/2012 to 12/31/2012	$17.50856	$14.71425	1,572,080
01/01/2013 to 12/31/2013	$14.71425	$8.98001	1,162,887
01/01/2014 to 12/31/2014	$8.98001	$6.72391	630,558
01/01/2015 to 12/31/2015	$6.72391	$4.44037	535,237
01/01/2016 to 12/31/2016	$4.44037	$6.80495	528,907
01/01/2017 to 12/31/2017	$6.80495	$7.04624	370,808
01/01/2018 to 12/31/2018	$7.04624	$5.99592	318,082
ProFund VP Real Estate
01/01/2009 to 12/31/2009	$10.09213	$12.69458	557,087
01/01/2010 to 12/31/2010	$12.69458	$15.56804	509,622
01/01/2011 to 12/31/2011	$15.56804	$16.03891	345,408
01/01/2012 to 12/31/2012	$16.03891	$18.48252	392,557
01/01/2013 to 12/31/2013	$18.48252	$18.19431	325,883
01/01/2014 to 12/31/2014	$18.19431	$22.37078	289,291
01/01/2015 to 12/31/2015	$22.37078	$22.07298	179,238
01/01/2016 to 12/31/2016	$22.07298	$22.95255	135,429
01/01/2017 to 12/31/2017	$22.95255	$24.39208	94,186
01/01/2018 to 12/31/2018	$24.39208	$22.62081	103,574

A-125

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Rising Rates Opportunity
01/01/2009 to 12/31/2009	$3.69802	$4.80759	3,128,225
01/01/2010 to 12/31/2010	$4.80759	$3.97042	4,679,376
01/01/2011 to 12/31/2011	$3.97042	$2.44059	2,645,539
01/01/2012 to 12/31/2012	$2.44059	$2.23383	1,760,429
01/01/2013 to 12/31/2013	$2.23383	$2.55893	3,779,215
01/01/2014 to 12/31/2014	$2.55893	$1.75517	3,810,891
01/01/2015 to 12/31/2015	$1.75517	$1.69877	2,300,690
01/01/2016 to 12/31/2016	$1.69877	$1.58459	3,979,174
01/01/2017 to 12/31/2017	$1.58459	$1.37292	672,668
01/01/2018 to 12/31/2018	$1.37292	$1.40630	553,158
ProFund VP Semiconductor
01/01/2009 to 12/31/2009	$3.63084	$5.85592	794,698
01/01/2010 to 12/31/2010	$5.85592	$6.47385	188,040
01/01/2011 to 12/31/2011	$6.47385	$6.11890	125,111
01/01/2012 to 12/31/2012	$6.11890	$5.76682	77,903
01/01/2013 to 12/31/2013	$5.76682	$7.57041	62,931
01/01/2014 to 12/31/2014	$7.57041	$10.01645	125,840
01/01/2015 to 12/31/2015	$10.01645	$9.56793	75,681
01/01/2016 to 12/31/2016	$9.56793	$12.01791	55,108
01/01/2017 to 12/31/2017	$12.01791	$16.02301	67,046
01/01/2018 to 12/31/2018	$16.02301	$14.14485	19,257
ProFund VP Short Mid-Cap
01/01/2009 to 12/31/2009	$10.13861	$6.44215	364,588
01/01/2010 to 12/31/2010	$6.44215	$4.69826	280,837
01/01/2011 to 12/31/2011	$4.69826	$4.24070	232,550
01/01/2012 to 12/31/2012	$4.24070	$3.38019	139,533
01/01/2013 to 12/31/2013	$3.38019	$2.40360	116,769
01/01/2014 to 12/31/2014	$2.40360	$2.06984	171,122
01/01/2015 to 12/31/2015	$2.06984	$2.00094	170,404
01/01/2016 to 12/31/2016	$2.00094	$1.57065	61,170
01/01/2017 to 12/31/2017	$1.57065	$1.31534	24,730
01/01/2018 to 12/31/2018	$1.31534	$1.43547	186,631
ProFund VP Short NASDAQ-100
01/01/2009 to 12/31/2009	$7.22942	$4.21899	898,026
01/01/2010 to 12/31/2010	$4.21899	$3.27025	782,589
01/01/2011 to 12/31/2011	$3.27025	$2.87953	1,249,273
01/01/2012 to 12/31/2012	$2.87953	$2.29961	957,612
01/01/2013 to 12/31/2013	$2.29961	$1.59655	348,933
01/01/2014 to 12/31/2014	$1.59655	$1.26593	241,202
01/01/2015 to 12/31/2015	$1.26593	$1.08261	286,125
01/01/2016 to 12/31/2016	$1.08261	$0.95772	256,099
01/01/2017 to 12/31/2017	$0.95772	$0.70408	129,839
01/01/2018 to 12/31/2018	$0.70408	$0.67241	117,734
ProFund VP Short Small-Cap
01/01/2009 to 12/31/2009	$9.91507	$6.59454	463,501
01/01/2010 to 12/31/2010	$6.59454	$4.60842	355,244
01/01/2011 to 12/31/2011	$4.60842	$4.12054	702,306
01/01/2012 to 12/31/2012	$4.12054	$3.28401	351,352
01/01/2013 to 12/31/2013	$3.28401	$2.22045	176,749
01/01/2014 to 12/31/2014	$2.22045	$1.98216	197,127
01/01/2015 to 12/31/2015	$1.98216	$1.93339	165,249
01/01/2016 to 12/31/2016	$1.93339	$1.49096	60,221
01/01/2017 to 12/31/2017	$1.49096	$1.25820	36,440
01/01/2018 to 12/31/2018	$1.25820	$1.36593	744,521

A-126

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Small-Cap Growth
01/01/2009 to 12/31/2009	$8.98635	$11.15090	1,476,283
01/01/2010 to 12/31/2010	$11.15090	$13.78817	1,733,790
01/01/2011 to 12/31/2011	$13.78817	$13.73472	1,437,215
01/01/2012 to 12/31/2012	$13.73472	$15.19367	495,243
01/01/2013 to 12/31/2013	$15.19367	$20.98384	722,604
01/01/2014 to 12/31/2014	$20.98384	$21.08606	341,491
01/01/2015 to 12/31/2015	$21.08606	$20.98143	310,904
01/01/2016 to 12/31/2016	$20.98143	$24.81155	268,146
01/01/2017 to 12/31/2017	$24.81155	$27.56822	233,143
01/01/2018 to 12/31/2018	$27.56822	$25.55249	171,943
ProFund VP Small-Cap Value
01/01/2009 to 12/31/2009	$8.15307	$9.65451	610,084
01/01/2010 to 12/31/2010	$9.65451	$11.59399	743,101
01/01/2011 to 12/31/2011	$11.59399	$10.93523	752,713
01/01/2012 to 12/31/2012	$10.93523	$12.49201	481,299
01/01/2013 to 12/31/2013	$12.49201	$16.91462	412,071
01/01/2014 to 12/31/2014	$16.91462	$17.60271	237,908
01/01/2015 to 12/31/2015	$17.60271	$15.87910	251,343
01/01/2016 to 12/31/2016	$15.87910	$20.11199	295,966
01/01/2017 to 12/31/2017	$20.11199	$21.70203	178,645
01/01/2018 to 12/31/2018	$21.70203	$18.30803	144,824
ProFund VP Technology
01/01/2009 to 12/31/2009	$5.52785	$8.77621	1,361,950
01/01/2010 to 12/31/2010	$8.77621	$9.55781	652,534
01/01/2011 to 12/31/2011	$9.55781	$9.27196	719,037
01/01/2012 to 12/31/2012	$9.27196	$10.05858	287,188
01/01/2013 to 12/31/2013	$10.05858	$12.38490	175,316
01/01/2014 to 12/31/2014	$12.38490	$14.38710	179,412
01/01/2015 to 12/31/2015	$14.38710	$14.48967	124,421
01/01/2016 to 12/31/2016	$14.48967	$16.01021	119,435
01/01/2017 to 12/31/2017	$16.01021	$21.28733	82,610
01/01/2018 to 12/31/2018	$21.28733	$20.45365	58,080
ProFund VP Telecommunications
01/01/2009 to 12/31/2009	$6.82903	$7.20798	472,593
01/01/2010 to 12/31/2010	$7.20798	$8.20115	847,216
01/01/2011 to 12/31/2011	$8.20115	$8.21681	476,200
01/01/2012 to 12/31/2012	$8.21681	$9.41587	486,914
01/01/2013 to 12/31/2013	$9.41587	$10.37826	375,062
01/01/2014 to 12/31/2014	$10.37826	$10.26467	329,989
01/01/2015 to 12/31/2015	$10.26467	$10.24892	246,225
01/01/2016 to 12/31/2016	$10.24892	$12.26323	259,808
01/01/2017 to 12/31/2017	$12.26323	$11.80524	206,948
01/01/2018 to 12/31/2018	$11.80524	$9.85577	140,704
ProFund VP U.S. Government Plus
01/01/2009 to 12/31/2009	$18.92017	$12.53843	1,333,606
01/01/2010 to 12/31/2010	$12.53843	$13.57748	1,042,250
01/01/2011 to 12/31/2011	$13.57748	$19.16526	1,145,039
01/01/2012 to 12/31/2012	$19.16526	$19.03182	721,134
01/01/2013 to 12/31/2013	$19.03182	$15.14014	419,798
01/01/2014 to 12/31/2014	$15.14014	$20.30924	243,348
01/01/2015 to 12/31/2015	$20.30924	$18.84732	307,076
01/01/2016 to 12/31/2016	$18.84732	$18.48017	132,889
01/01/2017 to 12/31/2017	$18.48017	$19.90052	64,074
01/01/2018 to 12/31/2018	$19.90052	$18.50902	50,825

A-127

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP UltraBull
01/01/2009 to 12/31/2009	$4.56732	$6.49713	1,590,074
01/01/2010 to 12/31/2010	$6.49713	$7.80642	914,644
01/01/2011 to 12/31/2011	$7.80642	$7.30702	689,374
01/01/2012 to 12/31/2012	$7.30702	$9.26411	451,227
01/01/2013 to 12/31/2013	$9.26411	$15.31166	302,573
01/01/2014 to 12/31/2014	$15.31166	$18.55847	265,404
01/01/2015 to 12/31/2015	$18.55847	$17.72596	202,056
01/01/2016 to 12/31/2016	$17.72596	$20.67716	90,526
01/01/2017 to 12/31/2017	$20.67716	$28.67909	85,450
01/01/2018 to 12/31/2018	$28.67909	$23.82990	72,451
ProFund VP UltraMid-Cap
01/01/2009 to 12/31/2009	$5.04475	$8.22543	1,356,598
01/01/2010 to 12/31/2010	$8.22543	$12.10861	1,530,577
01/01/2011 to 12/31/2011	$12.10861	$10.28371	591,778
01/01/2012 to 12/31/2012	$10.28371	$13.39974	516,451
01/01/2013 to 12/31/2013	$13.39974	$22.48468	317,543
01/01/2014 to 12/31/2014	$22.48468	$25.50653	386,697
01/01/2015 to 12/31/2015	$25.50653	$22.79049	377,840
01/01/2016 to 12/31/2016	$22.79049	$30.91353	280,604
01/01/2017 to 12/31/2017	$30.91353	$39.17943	77,938
01/01/2018 to 12/31/2018	$39.17943	$28.21463	66,543
ProFund VP UltraNASDAQ-100
01/01/2009 to 12/31/2009	$2.60817	$5.62648	1,661,197
01/01/2010 to 12/31/2010	$5.62648	$7.48276	1,359,439
01/01/2011 to 12/31/2011	$7.48276	$7.27165	1,795,997
01/01/2012 to 12/31/2012	$7.27165	$9.56529	563,727
01/01/2013 to 12/31/2013	$9.56529	$16.84373	561,715
01/01/2014 to 12/31/2014	$16.84373	$22.50303	414,291
01/01/2015 to 12/31/2015	$22.50303	$25.14240	345,567
01/01/2016 to 12/31/2016	$25.14240	$26.86092	255,704
01/01/2017 to 12/31/2017	$26.86092	$44.47219	231,119
01/01/2018 to 12/31/2018	$44.47219	$39.52168	211,982
ProFund VP UltraSmall-Cap
01/01/2009 to 12/31/2009	$5.35877	$7.38773	747,146
01/01/2010 to 12/31/2010	$7.38773	$10.78566	930,703
01/01/2011 to 12/31/2011	$10.78566	$8.61004	508,081
01/01/2012 to 12/31/2012	$8.61004	$10.96696	395,941
01/01/2013 to 12/31/2013	$10.96696	$20.13338	296,920
01/01/2014 to 12/31/2014	$20.13338	$20.86627	228,008
01/01/2015 to 12/31/2015	$20.86627	$17.85902	162,041
01/01/2016 to 12/31/2016	$17.85902	$24.51956	122,124
01/01/2017 to 12/31/2017	$24.51956	$30.19325	111,197
01/01/2018 to 12/31/2018	$30.19325	$21.68909	66,206
ProFund VP Utilities
01/01/2009 to 12/31/2009	$11.26188	$12.26510	940,314
01/01/2010 to 12/31/2010	$12.26510	$12.78064	893,746
01/01/2011 to 12/31/2011	$12.78064	$14.77119	1,349,692
01/01/2012 to 12/31/2012	$14.77119	$14.54751	788,140
01/01/2013 to 12/31/2013	$14.54751	$16.21221	725,550
01/01/2014 to 12/31/2014	$16.21221	$20.07212	821,630
01/01/2015 to 12/31/2015	$20.07212	$18.47707	503,397
01/01/2016 to 12/31/2016	$18.47707	$20.91283	462,262
01/01/2017 to 12/31/2017	$20.91283	$22.75718	486,229
01/01/2018 to 12/31/2018	$22.75718	$23.02523	289,388

A-128

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
PSF SP International Growth Portfolio
formerly,Prudential SP International Growth Portfolio
01/01/2009 to 12/31/2009	$8.24536	$11.12185	408,047
01/01/2010 to 12/31/2010	$11.12185	$12.47084	346,910
01/01/2011 to 12/31/2011	$12.47084	$10.43600	327,254
01/01/2012 to 12/31/2012	$10.43600	$12.56220	230,539
01/01/2013 to 12/31/2013	$12.56220	$14.68616	101,416
01/01/2014 to 12/31/2014	$14.68616	$13.61838	73,228
01/01/2015 to 12/31/2015	$13.61838	$13.84461	63,745
01/01/2016 to 12/31/2016	$13.84461	$13.12893	56,615
01/01/2017 to 12/31/2017	$13.12893	$17.53748	66,125
01/01/2018 to 12/31/2018	$17.53748	$15.03689	76,788
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$13.32619	$16.11364	637,587
01/01/2011 to 12/31/2011	$16.11364	$13.82121	523,908
01/01/2012 to 12/31/2012	$13.82121	$15.45248	401,945
01/01/2013 to 12/31/2013	$15.45248	$18.22775	283,907
01/01/2014 to 12/31/2014	$18.22775	$16.97668	217,416
01/01/2015 to 12/31/2015	$16.97668	$17.07985	210,347
01/01/2016 to 12/31/2016	$17.07985	$17.34553	138,372
01/01/2017 to 12/31/2017	$17.34553	$21.30098	113,199
01/01/2018 to 12/31/2018	$21.30098	$17.41592	73,608
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$12.54043	$15.81530	385,986
01/01/2011 to 12/31/2011	$15.81530	$14.72149	411,256
01/01/2012 to 12/31/2012	$14.72149	$17.48336	413,544
01/01/2013 to 12/31/2013	$17.48336	$24.11014	306,342
01/01/2014 to 12/31/2014	$24.11014	$24.68160	201,332
01/01/2015 to 12/31/2015	$24.68160	$24.66780	142,859
01/01/2016 to 12/31/2016	$24.66780	$24.44784	93,681
01/01/2017 to 12/31/2017	$24.44784	$32.45008	70,682
01/01/2018 to 12/31/2018	$32.45008	$32.07718	55,802
Wells Fargo VT Small Cap Growth Fund - Class 1
07/16/2010* to 12/31/2010	$9.59327	$12.24845	617,813
01/01/2011 to 12/31/2011	$12.24845	$11.52354	383,450
01/01/2012 to 12/31/2012	$11.52354	$12.25238	264,060
01/01/2013 to 12/31/2013	$12.25238	$18.14246	293,944
01/01/2014 to 12/31/2014	$18.14246	$17.54440	192,275
01/01/2015 to 12/31/2015	$17.54440	$16.80023	164,785
01/01/2016 to 12/31/2016	$16.80023	$17.86272	131,068
01/01/2017 to 12/31/2017	$17.86272	$22.16101	107,764
01/01/2018 to 12/31/2018	$22.16101	$22.11458	86,180
*Denotes the start date of these sub-accounts

A-129

ASL II
Prudential Annuities Life Assurance Corporation
Prospectus
ACCUMULATION UNIT VALUES: With HD GRO 60 bps and Combo 5%/HAV 80 bps OR GRO Plus 2008 60 bps and Combo 5%/HAV 80 bps
(3.05%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$10.02440	$12.13423	20,597
01/01/2010 to 12/31/2010	$12.13423	$13.17192	65,536
01/01/2011 to 12/31/2011	$13.17192	$12.43126	29,622
01/01/2012 to 12/31/2012	$12.43126	$13.56586	36,253
01/01/2013 to 12/31/2013	$13.56586	$14.46408	11,985
01/01/2014 to 12/31/2014	$14.46408	$14.55840	21,734
01/01/2015 to 12/31/2015	$14.55840	$13.65997	12,885
01/01/2016 to 12/31/2016	$13.65997	$14.08352	6,722
01/01/2017 to 12/31/2017	$14.08352	$15.37365	19,724
01/01/2018 to 12/31/2018	$15.37365	$13.68977	3,906
AST Advanced Strategies Portfolio
05/01/2009 to 12/31/2009	$10.03675	$12.32995	33,933
01/01/2010 to 12/31/2010	$12.32995	$13.59257	52,061
01/01/2011 to 12/31/2011	$13.59257	$13.19353	26,435
01/01/2012 to 12/31/2012	$13.19353	$14.53629	36,464
01/01/2013 to 12/31/2013	$14.53629	$16.42647	19,293
01/01/2014 to 12/31/2014	$16.42647	$16.89820	28,366
01/01/2015 to 12/31/2015	$16.89820	$16.51440	13,993
01/01/2016 to 12/31/2016	$16.51440	$17.14989	9,439
01/01/2017 to 12/31/2017	$17.14989	$19.44290	8,027
01/01/2018 to 12/31/2018	$19.44290	$17.73716	3,043
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99745	$11.52409	0
01/01/2014 to 12/31/2014	$11.52409	$12.64404	0
01/01/2015 to 12/31/2015	$12.64404	$12.47014	0
01/01/2016 to 12/31/2016	$12.47014	$13.38475	0
01/01/2017 to 12/31/2017	$13.38475	$15.85046	0
01/01/2018 to 12/31/2018	$15.85046	$14.11453	0
AST Balanced Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$10.02322	$11.96015	104,004
01/01/2010 to 12/31/2010	$11.96015	$13.02349	131,786
01/01/2011 to 12/31/2011	$13.02349	$12.47353	52,667
01/01/2012 to 12/31/2012	$12.47353	$13.60110	56,424
01/01/2013 to 12/31/2013	$13.60110	$15.51347	26,419
01/01/2014 to 12/31/2014	$15.51347	$16.02123	35,868
01/01/2015 to 12/31/2015	$16.02123	$15.60653	19,466
01/01/2016 to 12/31/2016	$15.60653	$16.08478	10,566
01/01/2017 to 12/31/2017	$16.08478	$17.92023	9,394
01/01/2018 to 12/31/2018	$17.92023	$16.51349	3,621
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99745	$9.07909	0
01/01/2012 to 12/31/2012	$9.07909	$9.84874	0
01/01/2013 to 12/31/2013	$9.84874	$10.58473	3,133
01/01/2014 to 12/31/2014	$10.58473	$10.76426	3,650
01/01/2015 to 12/31/2015	$10.76426	$10.12275	1,167
01/01/2016 to 12/31/2016	$10.12275	$10.49795	630
01/01/2017 to 12/31/2017	$10.49795	$11.46232	277
01/01/2018 to 12/31/2018	$11.46232	$10.52425	89

A-130

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Low Duration Bond Portfolio
05/01/2009 to 12/31/2009	$9.99027	$10.41264	10,719
01/01/2010 to 12/31/2010	$10.41264	$10.48881	8,917
01/01/2011 to 12/31/2011	$10.48881	$10.39821	3,150
01/01/2012 to 12/31/2012	$10.39821	$10.55386	3,391
01/01/2013 to 12/31/2013	$10.55386	$10.00959	590
01/01/2014 to 12/31/2014	$10.00959	$9.69502	546
01/01/2015 to 12/31/2015	$9.69502	$9.44474	376
01/01/2016 to 12/31/2016	$9.44474	$9.30721	302
01/01/2017 to 12/31/2017	$9.30721	$9.17786	312
01/01/2018 to 12/31/2018	$9.17786	$8.96257	245
AST BlackRock/Loomis Sayles Bond Portfolio
05/01/2009 to 12/31/2009	$9.98214	$10.97629	109,219
01/01/2010 to 12/31/2010	$10.97629	$11.46296	174,087
01/01/2011 to 12/31/2011	$11.46296	$11.46724	92,726
01/01/2012 to 12/31/2012	$11.46724	$12.15323	96,820
01/01/2013 to 12/31/2013	$12.15323	$11.56610	35,919
01/01/2014 to 12/31/2014	$11.56610	$11.68773	32,447
01/01/2015 to 12/31/2015	$11.68773	$11.09239	10,690
01/01/2016 to 12/31/2016	$11.09239	$11.20959	6,473
01/01/2017 to 12/31/2017	$11.20959	$11.34268	8,466
01/01/2018 to 12/31/2018	$11.34268	$10.92236	2,599
AST Bond Portfolio 2018
05/01/2009 to 12/31/2009	$9.92236	$9.60981	0
01/01/2010 to 12/31/2010	$9.60981	$10.35894	0
01/01/2011 to 12/31/2011	$10.35894	$11.40768	300,079
01/01/2012 to 12/31/2012	$11.40768	$11.69126	203,929
01/01/2013 to 12/31/2013	$11.69126	$10.97843	124,021
01/01/2014 to 12/31/2014	$10.97843	$10.92698	85,105
01/01/2015 to 12/31/2015	$10.92698	$10.67946	60,763
01/01/2016 to 12/31/2016	$10.67946	$10.52111	47,591
01/01/2017 to 12/31/2017	$10.52111	$10.27375	73,999
01/01/2018 to 12/31/2018	$10.27375	$10.03413	0
AST Bond Portfolio 2019
05/01/2009 to 12/31/2009	$9.90513	$9.51126	0
01/01/2010 to 12/31/2010	$9.51126	$10.26888	0
01/01/2011 to 12/31/2011	$10.26888	$11.54677	0
01/01/2012 to 12/31/2012	$11.54677	$11.84987	57,097
01/01/2013 to 12/31/2013	$11.84987	$10.93332	75,887
01/01/2014 to 12/31/2014	$10.93332	$11.05193	30,895
01/01/2015 to 12/31/2015	$11.05193	$10.82962	25,134
01/01/2016 to 12/31/2016	$10.82962	$10.65201	16,045
01/01/2017 to 12/31/2017	$10.65201	$10.40648	18,460
01/01/2018 to 12/31/2018	$10.40648	$10.14435	107,109
AST Bond Portfolio 2020
05/01/2009 to 12/31/2009	$9.88385	$9.18840	0
01/01/2010 to 12/31/2010	$9.18840	$9.96331	67,081
01/01/2011 to 12/31/2011	$9.96331	$11.46436	5,989
01/01/2012 to 12/31/2012	$11.46436	$11.81648	3,224
01/01/2013 to 12/31/2013	$11.81648	$10.70951	100,166
01/01/2014 to 12/31/2014	$10.70951	$11.02243	58,122
01/01/2015 to 12/31/2015	$11.02243	$10.84945	72,462
01/01/2016 to 12/31/2016	$10.84945	$10.72518	59,214
01/01/2017 to 12/31/2017	$10.72518	$10.49099	22,390
01/01/2018 to 12/31/2018	$10.49099	$10.19900	24,210

A-131

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99661	$10.86825	55,827
01/01/2011 to 12/31/2011	$10.86825	$12.67668	479,189
01/01/2012 to 12/31/2012	$12.67668	$13.12442	250,845
01/01/2013 to 12/31/2013	$13.12442	$11.83332	78,873
01/01/2014 to 12/31/2014	$11.83332	$12.35365	169,047
01/01/2015 to 12/31/2015	$12.35365	$12.19038	135,676
01/01/2016 to 12/31/2016	$12.19038	$12.05982	107,083
01/01/2017 to 12/31/2017	$12.05982	$11.87777	39,969
01/01/2018 to 12/31/2018	$11.87777	$11.52135	45,222
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99745	$11.86808	148,179
01/01/2012 to 12/31/2012	$11.86808	$12.17835	231,919
01/01/2013 to 12/31/2013	$12.17835	$10.65620	25,469
01/01/2014 to 12/31/2014	$10.65620	$11.40245	15,562
01/01/2015 to 12/31/2015	$11.40245	$11.28653	63,122
01/01/2016 to 12/31/2016	$11.28653	$11.14290	56,736
01/01/2017 to 12/31/2017	$11.14290	$10.97341	30,470
01/01/2018 to 12/31/2018	$10.97341	$10.62125	31,856
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99662	$10.26629	77,251
01/01/2013 to 12/31/2013	$10.26629	$8.93791	685,322
01/01/2014 to 12/31/2014	$8.93791	$9.75885	475,047
01/01/2015 to 12/31/2015	$9.75885	$9.71746	181,993
01/01/2016 to 12/31/2016	$9.71746	$9.60176	146,254
01/01/2017 to 12/31/2017	$9.60176	$9.46757	141,379
01/01/2018 to 12/31/2018	$9.46757	$9.15306	139,108
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99830	$8.63809	347,529
01/01/2014 to 12/31/2014	$8.63809	$9.59655	177,322
01/01/2015 to 12/31/2015	$9.59655	$9.56811	10,739
01/01/2016 to 12/31/2016	$9.56811	$9.45386	10,735
01/01/2017 to 12/31/2017	$9.45386	$9.32049	10,732
01/01/2018 to 12/31/2018	$9.32049	$8.97654	10,728
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99830	$11.15903	16,526
01/01/2015 to 12/31/2015	$11.15903	$11.03498	330,937
01/01/2016 to 12/31/2016	$11.03498	$10.96374	5,209
01/01/2017 to 12/31/2017	$10.96374	$10.82471	5,260
01/01/2018 to 12/31/2018	$10.82471	$10.41563	96,691
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99830	$9.81132	181,833
01/01/2016 to 12/31/2016	$9.81132	$9.71032	274,087
01/01/2017 to 12/31/2017	$9.71032	$9.64288	225,397
01/01/2018 to 12/31/2018	$9.64288	$9.25003	247,437
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99662	$9.75403	378,937
01/01/2017 to 12/31/2017	$9.75403	$9.71124	308,557
01/01/2018 to 12/31/2018	$9.71124	$9.29490	334,853
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99661	$9.90917	1,781
01/01/2018 to 12/31/2018	$9.90917	$9.40790	2,547
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99661	$9.53824	0

A-132

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Capital Growth Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$10.03852	$12.22725	88,371
01/01/2010 to 12/31/2010	$12.22725	$13.44012	112,968
01/01/2011 to 12/31/2011	$13.44012	$12.71472	48,818
01/01/2012 to 12/31/2012	$12.71472	$14.01774	64,061
01/01/2013 to 12/31/2013	$14.01774	$16.67266	34,911
01/01/2014 to 12/31/2014	$16.67266	$17.29480	31,756
01/01/2015 to 12/31/2015	$17.29480	$16.85680	17,277
01/01/2016 to 12/31/2016	$16.85680	$17.46123	13,019
01/01/2017 to 12/31/2017	$17.46123	$19.95897	8,986
01/01/2018 to 12/31/2018	$19.95897	$18.14380	2,409
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99745	$11.52104	0
01/01/2014 to 12/31/2014	$11.52104	$12.68979	237
01/01/2015 to 12/31/2015	$12.68979	$11.86328	106
01/01/2016 to 12/31/2016	$11.86328	$13.21562	94
01/01/2017 to 12/31/2017	$13.21562	$15.17196	79
01/01/2018 to 12/31/2018	$15.17196	$14.00575	47
AST Cohen & Steers Realty Portfolio
05/01/2009 to 12/31/2009	$9.61454	$14.41408	3,009
01/01/2010 to 12/31/2010	$14.41408	$17.98463	2,762
01/01/2011 to 12/31/2011	$17.98463	$18.58624	1,055
01/01/2012 to 12/31/2012	$18.58624	$20.78393	1,973
01/01/2013 to 12/31/2013	$20.78393	$20.78128	973
01/01/2014 to 12/31/2014	$20.78128	$26.37632	1,299
01/01/2015 to 12/31/2015	$26.37632	$26.81074	824
01/01/2016 to 12/31/2016	$26.81074	$27.24708	279
01/01/2017 to 12/31/2017	$27.24708	$28.06837	333
01/01/2018 to 12/31/2018	$28.06837	$25.91371	0
AST Fidelity Institutional AM® Quantitative Portfolio
formerly,AST FI Pyramis® Quantitative Portfolio
05/01/2009 to 12/31/2009	$10.01289	$12.21412	40,030
01/01/2010 to 12/31/2010	$12.21412	$13.54265	69,693
01/01/2011 to 12/31/2011	$13.54265	$12.93283	27,636
01/01/2012 to 12/31/2012	$12.93283	$13.87100	29,060
01/01/2013 to 12/31/2013	$13.87100	$15.43301	12,216
01/01/2014 to 12/31/2014	$15.43301	$15.43379	13,448
01/01/2015 to 12/31/2015	$15.43379	$15.11138	7,606
01/01/2016 to 12/31/2016	$15.11138	$15.27483	5,990
01/01/2017 to 12/31/2017	$15.27483	$17.24991	2,457
01/01/2018 to 12/31/2018	$17.24991	$15.42577	1,475
AST Global Real Estate Portfolio
05/01/2009 to 12/31/2009	$9.85915	$13.84184	5,212
01/01/2010 to 12/31/2010	$13.84184	$16.13064	5,671
01/01/2011 to 12/31/2011	$16.13064	$14.85134	2,697
01/01/2012 to 12/31/2012	$14.85134	$18.25697	2,502
01/01/2013 to 12/31/2013	$18.25697	$18.46963	757
01/01/2014 to 12/31/2014	$18.46963	$20.39964	1,542
01/01/2015 to 12/31/2015	$20.39964	$19.75964	470
01/01/2016 to 12/31/2016	$19.75964	$19.33010	271
01/01/2017 to 12/31/2017	$19.33010	$20.78249	376
01/01/2018 to 12/31/2018	$20.78249	$19.19633	0

A-133

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Large-Cap Value Portfolio
05/01/2009 to 12/31/2009	$10.12436	$12.12248	5,259
01/01/2010 to 12/31/2010	$12.12248	$13.26746	4,461
01/01/2011 to 12/31/2011	$13.26746	$12.15344	2,054
01/01/2012 to 12/31/2012	$12.15344	$14.09935	2,577
01/01/2013 to 12/31/2013	$14.09935	$18.25462	2,072
01/01/2014 to 12/31/2014	$18.25462	$20.02206	2,527
01/01/2015 to 12/31/2015	$20.02206	$18.51437	593
01/01/2016 to 12/31/2016	$18.51437	$20.02294	393
01/01/2017 to 12/31/2017	$20.02294	$21.30624	892
01/01/2018 to 12/31/2018	$21.30624	$18.89155	254
AST Goldman Sachs Mid-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$10.05939	$13.39410	10,087
01/01/2010 to 12/31/2010	$13.39410	$15.56025	11,918
01/01/2011 to 12/31/2011	$15.56025	$14.63721	5,719
01/01/2012 to 12/31/2012	$14.63721	$16.97338	5,361
01/01/2013 to 12/31/2013	$16.97338	$21.75332	3,788
01/01/2014 to 12/31/2014	$21.75332	$23.52086	5,202
01/01/2015 to 12/31/2015	$23.52086	$21.50686	3,500
01/01/2016 to 12/31/2016	$21.50686	$21.19540	1,347
01/01/2017 to 12/31/2017	$21.19540	$26.11843	1,986
01/01/2018 to 12/31/2018	$26.11843	$24.21616	598
AST Goldman Sachs Multi-Asset Portfolio
05/01/2009 to 12/31/2009	$10.02440	$11.77962	8,173
01/01/2010 to 12/31/2010	$11.77962	$12.74499	48,976
01/01/2011 to 12/31/2011	$12.74499	$12.29438	29,103
01/01/2012 to 12/31/2012	$12.29438	$13.12610	27,510
01/01/2013 to 12/31/2013	$13.12610	$13.97562	3,763
01/01/2014 to 12/31/2014	$13.97562	$14.09699	12,688
01/01/2015 to 12/31/2015	$14.09699	$13.54278	15,831
01/01/2016 to 12/31/2016	$13.54278	$13.82089	6,097
01/01/2017 to 12/31/2017	$13.82089	$15.04653	7,390
01/01/2018 to 12/31/2018	$15.04653	$13.55566	3,375
AST Goldman Sachs Small-Cap Value Portfolio
05/01/2009 to 12/31/2009	$9.95293	$12.67342	11,393
01/01/2010 to 12/31/2010	$12.67342	$15.57605	11,365
01/01/2011 to 12/31/2011	$15.57605	$15.29838	2,764
01/01/2012 to 12/31/2012	$15.29838	$17.15805	5,135
01/01/2013 to 12/31/2013	$17.15805	$23.09162	1,883
01/01/2014 to 12/31/2014	$23.09162	$23.99874	5,106
01/01/2015 to 12/31/2015	$23.99874	$21.98832	2,218
01/01/2016 to 12/31/2016	$21.98832	$26.50272	2,991
01/01/2017 to 12/31/2017	$26.50272	$28.82861	1,876
01/01/2018 to 12/31/2018	$28.82861	$24.01384	101
AST Government Money Market Portfolio
05/01/2009 to 12/31/2009	$9.99937	$9.80078	61,155
01/01/2010 to 12/31/2010	$9.80078	$9.50418	66,807
01/01/2011 to 12/31/2011	$9.50418	$9.21691	22,753
01/01/2012 to 12/31/2012	$9.21691	$8.93594	21,654
01/01/2013 to 12/31/2013	$8.93594	$8.66333	38,219
01/01/2014 to 12/31/2014	$8.66333	$8.39917	34,608
01/01/2015 to 12/31/2015	$8.39917	$8.14297	10,538
01/01/2016 to 12/31/2016	$8.14297	$7.89524	3,237
01/01/2017 to 12/31/2017	$7.89524	$7.68106	1,578
01/01/2018 to 12/31/2018	$7.68106	$7.54238	1,173

A-134

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST High Yield Portfolio
05/01/2009 to 12/31/2009	$10.01682	$12.43203	5,092
01/01/2010 to 12/31/2010	$12.43203	$13.68018	10,081
01/01/2011 to 12/31/2011	$13.68018	$13.68453	2,509
01/01/2012 to 12/31/2012	$13.68453	$15.10704	5,003
01/01/2013 to 12/31/2013	$15.10704	$15.69801	4,092
01/01/2014 to 12/31/2014	$15.69801	$15.60847	4,193
01/01/2015 to 12/31/2015	$15.60847	$14.59314	158
01/01/2016 to 12/31/2016	$14.59314	$16.32769	1,439
01/01/2017 to 12/31/2017	$16.32769	$17.01384	90
01/01/2018 to 12/31/2018	$17.01384	$16.16445	33
AST Hotchkis & Wiley Large-Cap Value Portfolio
05/01/2009 to 12/31/2009	$10.06238	$12.64759	573
01/01/2010 to 12/31/2010	$12.64759	$13.87561	14,237
01/01/2011 to 12/31/2011	$13.87561	$12.89017	2,571
01/01/2012 to 12/31/2012	$12.89017	$14.60658	3,452
01/01/2013 to 12/31/2013	$14.60658	$19.80633	2,533
01/01/2014 to 12/31/2014	$19.80633	$21.84200	2,755
01/01/2015 to 12/31/2015	$21.84200	$19.51637	1,714
01/01/2016 to 12/31/2016	$19.51637	$22.68548	873
01/01/2017 to 12/31/2017	$22.68548	$26.21723	1,408
01/01/2018 to 12/31/2018	$26.21723	$21.81645	427
AST International Growth Portfolio
05/01/2009 to 12/31/2009	$10.14294	$13.18206	2,490
01/01/2010 to 12/31/2010	$13.18206	$14.63316	11,291
01/01/2011 to 12/31/2011	$14.63316	$12.35377	3,255
01/01/2012 to 12/31/2012	$12.35377	$14.41562	4,810
01/01/2013 to 12/31/2013	$14.41562	$16.63952	2,931
01/01/2014 to 12/31/2014	$16.63952	$15.24057	3,701
01/01/2015 to 12/31/2015	$15.24057	$15.24080	2,164
01/01/2016 to 12/31/2016	$15.24080	$14.21873	923
01/01/2017 to 12/31/2017	$14.21873	$18.67047	1,564
01/01/2018 to 12/31/2018	$18.67047	$15.68508	465
AST International Value Portfolio
05/01/2009 to 12/31/2009	$10.11744	$13.01465	2,413
01/01/2010 to 12/31/2010	$13.01465	$14.01639	2,501
01/01/2011 to 12/31/2011	$14.01639	$11.88393	1,271
01/01/2012 to 12/31/2012	$11.88393	$13.44221	1,073
01/01/2013 to 12/31/2013	$13.44221	$15.56934	345
01/01/2014 to 12/31/2014	$15.56934	$14.08243	415
01/01/2015 to 12/31/2015	$14.08243	$13.76436	251
01/01/2016 to 12/31/2016	$13.76436	$13.42303	154
01/01/2017 to 12/31/2017	$13.42303	$15.98390	225
01/01/2018 to 12/31/2018	$15.98390	$12.99339	52
AST J.P. Morgan Global Thematic Portfolio
05/01/2009 to 12/31/2009	$10.04076	$12.16569	20,236
01/01/2010 to 12/31/2010	$12.16569	$13.42460	32,414
01/01/2011 to 12/31/2011	$13.42460	$12.94178	14,505
01/01/2012 to 12/31/2012	$12.94178	$14.25066	12,999
01/01/2013 to 12/31/2013	$14.25066	$16.06556	2,443
01/01/2014 to 12/31/2014	$16.06556	$16.56691	3,605
01/01/2015 to 12/31/2015	$16.56691	$15.89335	1,743
01/01/2016 to 12/31/2016	$15.89335	$16.21380	694
01/01/2017 to 12/31/2017	$16.21380	$18.38629	1,004
01/01/2018 to 12/31/2018	$18.38629	$16.50846	129

A-135

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan International Equity Portfolio
05/01/2009 to 12/31/2009	$10.12710	$13.49762	6,659
01/01/2010 to 12/31/2010	$13.49762	$14.02444	15,984
01/01/2011 to 12/31/2011	$14.02444	$12.35294	3,646
01/01/2012 to 12/31/2012	$12.35294	$14.59931	4,897
01/01/2013 to 12/31/2013	$14.59931	$16.32824	2,837
01/01/2014 to 12/31/2014	$16.32824	$14.82251	3,439
01/01/2015 to 12/31/2015	$14.82251	$13.96868	1,733
01/01/2016 to 12/31/2016	$13.96868	$13.80530	460
01/01/2017 to 12/31/2017	$13.80530	$17.35196	2,443
01/01/2018 to 12/31/2018	$17.35196	$13.88128	1,107
AST J.P. Morgan Strategic Opportunities Portfolio
05/01/2009 to 12/31/2009	$10.07951	$11.58846	20,757
01/01/2010 to 12/31/2010	$11.58846	$12.05741	27,863
01/01/2011 to 12/31/2011	$12.05741	$11.71759	14,468
01/01/2012 to 12/31/2012	$11.71759	$12.57728	14,931
01/01/2013 to 12/31/2013	$12.57728	$13.53899	3,132
01/01/2014 to 12/31/2014	$13.53899	$13.84127	3,997
01/01/2015 to 12/31/2015	$13.84127	$13.39461	2,268
01/01/2016 to 12/31/2016	$13.39461	$13.48555	1,412
01/01/2017 to 12/31/2017	$13.48555	$14.66306	1,041
01/01/2018 to 12/31/2018	$14.66306	$13.48474	213
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08284	$10.27125	0
01/01/2010 to 12/31/2010	$10.27125	$11.08508	692
01/01/2011 to 12/31/2011	$11.08508	$10.81864	502
01/01/2012 to 12/31/2012	$10.81864	$12.08098	5,202
01/01/2013 to 12/31/2013	$12.08098	$15.98715	3,955
01/01/2014 to 12/31/2014	$15.98715	$16.97273	1,311
01/01/2015 to 12/31/2015	$16.97273	$18.20501	137
01/01/2016 to 12/31/2016	$18.20501	$17.39269	49
01/01/2017 to 12/31/2017	$17.39269	$22.90618	0
01/01/2018 to 12/31/2018	$22.90618	$21.84586	0
AST Loomis Sayles Large-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$10.00701	$12.62973	10,541
01/01/2010 to 12/31/2010	$12.62973	$14.66343	10,205
01/01/2011 to 12/31/2011	$14.66343	$14.08713	6,178
01/01/2012 to 12/31/2012	$14.08713	$15.33193	5,047
01/01/2013 to 12/31/2013	$15.33193	$20.30662	4,771
01/01/2014 to 12/31/2014	$20.30662	$21.77222	5,355
01/01/2015 to 12/31/2015	$21.77222	$23.23422	1,841
01/01/2016 to 12/31/2016	$23.23422	$23.78353	1,480
01/01/2017 to 12/31/2017	$23.78353	$30.66791	658
01/01/2018 to 12/31/2018	$30.66791	$28.92830	276
AST MFS Global Equity Portfolio
05/01/2009 to 12/31/2009	$10.07214	$13.27574	9,929
01/01/2010 to 12/31/2010	$13.27574	$14.42174	7,763
01/01/2011 to 12/31/2011	$14.42174	$13.54451	3,117
01/01/2012 to 12/31/2012	$13.54451	$16.16121	6,301
01/01/2013 to 12/31/2013	$16.16121	$19.99839	2,669
01/01/2014 to 12/31/2014	$19.99839	$20.09225	6,478
01/01/2015 to 12/31/2015	$20.09225	$19.19400	1,884
01/01/2016 to 12/31/2016	$19.19400	$19.93349	2,054
01/01/2017 to 12/31/2017	$19.93349	$23.93497	1,579
01/01/2018 to 12/31/2018	$23.93497	$20.98438	17

A-136

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Growth Portfolio
05/01/2009 to 12/31/2009	$10.02793	$12.07012	12,013
01/01/2010 to 12/31/2010	$12.07012	$13.19825	19,094
01/01/2011 to 12/31/2011	$13.19825	$12.72029	5,650
01/01/2012 to 12/31/2012	$12.72029	$14.43854	12,520
01/01/2013 to 12/31/2013	$14.43854	$19.13659	7,446
01/01/2014 to 12/31/2014	$19.13659	$20.16893	7,479
01/01/2015 to 12/31/2015	$20.16893	$20.96737	3,288
01/01/2016 to 12/31/2016	$20.96737	$20.71797	1,593
01/01/2017 to 12/31/2017	$20.71797	$26.25673	2,715
01/01/2018 to 12/31/2018	$26.25673	$25.99864	294
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99746	$10.14266	0
01/01/2013 to 12/31/2013	$10.14266	$13.22644	0
01/01/2014 to 12/31/2014	$13.22644	$14.13337	0
01/01/2015 to 12/31/2015	$14.13337	$13.60326	0
01/01/2016 to 12/31/2016	$13.60326	$14.96277	1,540
01/01/2017 to 12/31/2017	$14.96277	$17.02337	0
01/01/2018 to 12/31/2018	$17.02337	$14.82628	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
05/01/2009 to 12/31/2009	$10.13073	$13.62485	1,324
01/01/2010 to 12/31/2010	$13.62485	$16.30541	2,199
01/01/2011 to 12/31/2011	$16.30541	$15.41607	751
01/01/2012 to 12/31/2012	$15.41607	$17.50500	4,345
01/01/2013 to 12/31/2013	$17.50500	$24.10075	3,593
01/01/2014 to 12/31/2014	$24.10075	$26.69542	2,440
01/01/2015 to 12/31/2015	$26.69542	$24.42218	683
01/01/2016 to 12/31/2016	$24.42218	$27.99599	1,274
01/01/2017 to 12/31/2017	$27.99599	$30.88754	538
01/01/2018 to 12/31/2018	$30.88754	$25.01680	266
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99746	$10.22384	17,403
01/01/2013 to 12/31/2013	$10.22384	$11.78687	12,005
01/01/2014 to 12/31/2014	$11.78687	$12.01464	6,593
01/01/2015 to 12/31/2015	$12.01464	$11.50362	2,031
01/01/2016 to 12/31/2016	$11.50362	$11.63565	829
01/01/2017 to 12/31/2017	$11.63565	$13.14245	2,723
01/01/2018 to 12/31/2018	$13.14245	$11.68519	871
AST Parametric Emerging Markets Equity Portfolio
05/01/2009 to 12/31/2009	$10.05410	$14.69657	544
01/01/2010 to 12/31/2010	$14.69657	$17.42180	8,655
01/01/2011 to 12/31/2011	$17.42180	$13.46681	3,004
01/01/2012 to 12/31/2012	$13.46681	$15.39613	3,488
01/01/2013 to 12/31/2013	$15.39613	$14.95979	966
01/01/2014 to 12/31/2014	$14.95979	$13.82416	1,352
01/01/2015 to 12/31/2015	$13.82416	$11.16036	448
01/01/2016 to 12/31/2016	$11.16036	$12.15840	177
01/01/2017 to 12/31/2017	$12.15840	$14.89827	254
01/01/2018 to 12/31/2018	$14.89827	$12.41263	93

A-137

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Preservation Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$10.02070	$11.52896	117,847
01/01/2010 to 12/31/2010	$11.52896	$12.35906	141,279
01/01/2011 to 12/31/2011	$12.35906	$12.10214	76,596
01/01/2012 to 12/31/2012	$12.10214	$12.94955	76,027
01/01/2013 to 12/31/2013	$12.94955	$13.71111	18,950
01/01/2014 to 12/31/2014	$13.71111	$14.06060	22,497
01/01/2015 to 12/31/2015	$14.06060	$13.65131	38,106
01/01/2016 to 12/31/2016	$13.65131	$13.96743	25,200
01/01/2017 to 12/31/2017	$13.96743	$14.91465	21,418
01/01/2018 to 12/31/2018	$14.91465	$14.04664	13,522
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01737	$10.04576	193
01/01/2012 to 12/31/2012	$10.04576	$10.43128	85
01/01/2013 to 12/31/2013	$10.43128	$9.87920	0
01/01/2014 to 12/31/2014	$9.87920	$10.15840	6,980
01/01/2015 to 12/31/2015	$10.15840	$9.82217	2,068
01/01/2016 to 12/31/2016	$9.82217	$9.92413	1,693
01/01/2017 to 12/31/2017	$9.92413	$10.16791	248
01/01/2018 to 12/31/2018	$10.16791	$9.77594	230
AST Prudential Growth Allocation Portfolio
05/01/2009 to 12/31/2009	$9.98489	$12.07483	33,032
01/01/2010 to 12/31/2010	$12.07483	$13.93339	76,341
01/01/2011 to 12/31/2011	$13.93339	$12.66957	31,690
01/01/2012 to 12/31/2012	$12.66957	$13.86953	41,291
01/01/2013 to 12/31/2013	$13.86953	$15.73600	17,345
01/01/2014 to 12/31/2014	$15.73600	$16.65928	25,798
01/01/2015 to 12/31/2015	$16.65928	$16.05220	34,968
01/01/2016 to 12/31/2016	$16.05220	$17.13484	21,049
01/01/2017 to 12/31/2017	$17.13484	$19.28801	63,229
01/01/2018 to 12/31/2018	$19.28801	$17.27629	17,936
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99745	$11.56330	0
01/01/2014 to 12/31/2014	$11.56330	$12.91939	0
01/01/2015 to 12/31/2015	$12.91939	$12.71856	0
01/01/2016 to 12/31/2016	$12.71856	$13.67032	0
01/01/2017 to 12/31/2017	$13.67032	$16.09272	0
01/01/2018 to 12/31/2018	$16.09272	$14.48359	0
AST QMA US Equity Alpha Portfolio
05/01/2009 to 12/31/2009	$10.07687	$12.72046	56
01/01/2010 to 12/31/2010	$12.72046	$14.18872	312
01/01/2011 to 12/31/2011	$14.18872	$14.23236	118
01/01/2012 to 12/31/2012	$14.23236	$16.39212	83
01/01/2013 to 12/31/2013	$16.39212	$21.04607	34
01/01/2014 to 12/31/2014	$21.04607	$23.91656	165
01/01/2015 to 12/31/2015	$23.91656	$23.90105	79
01/01/2016 to 12/31/2016	$23.90105	$26.61438	68
01/01/2017 to 12/31/2017	$26.61438	$31.54687	89
01/01/2018 to 12/31/2018	$31.54687	$28.06655	27

A-138

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99745	$8.81461	0
01/01/2012 to 12/31/2012	$8.81461	$9.66972	0
01/01/2013 to 12/31/2013	$9.66972	$11.47465	0
01/01/2014 to 12/31/2014	$11.47465	$11.84786	0
01/01/2015 to 12/31/2015	$11.84786	$11.50381	0
01/01/2016 to 12/31/2016	$11.50381	$11.85901	0
01/01/2017 to 12/31/2017	$11.85901	$13.58988	0
01/01/2018 to 12/31/2018	$13.58988	$12.31307	0
AST RCM World Trends Portfolio
05/01/2009 to 12/31/2009	$10.03958	$11.85733	24,557
01/01/2010 to 12/31/2010	$11.85733	$12.86591	39,827
01/01/2011 to 12/31/2011	$12.86591	$12.24761	16,831
01/01/2012 to 12/31/2012	$12.24761	$13.09430	20,040
01/01/2013 to 12/31/2013	$13.09430	$14.27418	5,148
01/01/2014 to 12/31/2014	$14.27418	$14.55015	10,773
01/01/2015 to 12/31/2015	$14.55015	$14.08292	6,595
01/01/2016 to 12/31/2016	$14.08292	$14.31192	3,041
01/01/2017 to 12/31/2017	$14.31192	$16.12922	6,745
01/01/2018 to 12/31/2018	$16.12922	$14.39900	2,025
AST Small-Cap Growth Opportunities Portfolio
05/01/2009 to 12/31/2009	$9.98035	$12.89626	3,606
01/01/2010 to 12/31/2010	$12.89626	$16.57264	4,862
01/01/2011 to 12/31/2011	$16.57264	$13.96101	5,255
01/01/2012 to 12/31/2012	$13.96101	$16.25136	5,823
01/01/2013 to 12/31/2013	$16.25136	$22.18619	4,781
01/01/2014 to 12/31/2014	$22.18619	$22.57224	6,128
01/01/2015 to 12/31/2015	$22.57224	$22.17579	3,068
01/01/2016 to 12/31/2016	$22.17579	$23.15637	2,333
01/01/2017 to 12/31/2017	$23.15637	$28.66935	1,802
01/01/2018 to 12/31/2018	$28.66935	$24.77626	568
AST Small-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$10.00803	$13.04607	1,009
01/01/2010 to 12/31/2010	$13.04607	$17.25484	4,684
01/01/2011 to 12/31/2011	$17.25484	$16.56567	1,545
01/01/2012 to 12/31/2012	$16.56567	$18.01496	4,955
01/01/2013 to 12/31/2013	$18.01496	$23.60916	3,505
01/01/2014 to 12/31/2014	$23.60916	$23.76318	1,821
01/01/2015 to 12/31/2015	$23.76318	$23.21933	565
01/01/2016 to 12/31/2016	$23.21933	$25.23170	359
01/01/2017 to 12/31/2017	$25.23170	$30.31524	296
01/01/2018 to 12/31/2018	$30.31524	$26.91557	125
AST Small-Cap Value Portfolio
05/01/2009 to 12/31/2009	$9.97531	$12.85470	758
01/01/2010 to 12/31/2010	$12.85470	$15.70267	9,508
01/01/2011 to 12/31/2011	$15.70267	$14.31444	2,394
01/01/2012 to 12/31/2012	$14.31444	$16.39737	3,290
01/01/2013 to 12/31/2013	$16.39737	$21.84352	2,171
01/01/2014 to 12/31/2014	$21.84352	$22.29292	2,870
01/01/2015 to 12/31/2015	$22.29292	$20.68133	1,386
01/01/2016 to 12/31/2016	$20.68133	$25.90830	490
01/01/2017 to 12/31/2017	$25.90830	$26.96583	911
01/01/2018 to 12/31/2018	$26.96583	$21.67524	281

A-139

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$10.03806	$12.06428	43,885
01/01/2010 to 12/31/2010	$12.06428	$13.04555	45,724
01/01/2011 to 12/31/2011	$13.04555	$12.89923	20,735
01/01/2012 to 12/31/2012	$12.89923	$14.19291	29,389
01/01/2013 to 12/31/2013	$14.19291	$16.07644	15,266
01/01/2014 to 12/31/2014	$16.07644	$16.50254	25,157
01/01/2015 to 12/31/2015	$16.50254	$16.00592	14,684
01/01/2016 to 12/31/2016	$16.00592	$16.68970	6,431
01/01/2017 to 12/31/2017	$16.68970	$18.67545	5,023
01/01/2018 to 12/31/2018	$18.67545	$17.13842	1,363
AST T. Rowe Price Large-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$9.98667	$13.07203	5,649
01/01/2010 to 12/31/2010	$13.07203	$14.67738	16,473
01/01/2011 to 12/31/2011	$14.67738	$13.98915	4,943
01/01/2012 to 12/31/2012	$13.98915	$15.94641	7,580
01/01/2013 to 12/31/2013	$15.94641	$22.26707	3,641
01/01/2014 to 12/31/2014	$22.26707	$23.38955	8,038
01/01/2015 to 12/31/2015	$23.38955	$24.84940	3,791
01/01/2016 to 12/31/2016	$24.84940	$24.74353	1,822
01/01/2017 to 12/31/2017	$24.74353	$33.08066	2,752
01/01/2018 to 12/31/2018	$33.08066	$33.30598	869
AST T. Rowe Price Large-Cap Value Portfolio
05/01/2009 to 12/31/2009	$10.09800	$12.67107	3,083
01/01/2010 to 12/31/2010	$12.67107	$13.81326	2,749
01/01/2011 to 12/31/2011	$13.81326	$13.32671	1,157
01/01/2012 to 12/31/2012	$13.32671	$14.65094	912
01/01/2013 to 12/31/2013	$14.65094	$19.12313	533
01/01/2014 to 12/31/2014	$19.12313	$18.82863	3,009
01/01/2015 to 12/31/2015	$18.82863	$17.14728	1,113
01/01/2016 to 12/31/2016	$17.14728	$17.64438	429
01/01/2017 to 12/31/2017	$17.64438	$19.93961	663
01/01/2018 to 12/31/2018	$19.93961	$17.45117	99
AST T. Rowe Price Natural Resources Portfolio
05/01/2009 to 12/31/2009	$10.30076	$13.66252	22,188
01/01/2010 to 12/31/2010	$13.66252	$15.95544	33,585
01/01/2011 to 12/31/2011	$15.95544	$13.16159	12,364
01/01/2012 to 12/31/2012	$13.16159	$13.22091	17,404
01/01/2013 to 12/31/2013	$13.22091	$14.78922	7,649
01/01/2014 to 12/31/2014	$14.78922	$13.13911	8,829
01/01/2015 to 12/31/2015	$13.13911	$10.28556	4,076
01/01/2016 to 12/31/2016	$10.28556	$12.42748	1,339
01/01/2017 to 12/31/2017	$12.42748	$13.29146	2,558
01/01/2018 to 12/31/2018	$13.29146	$10.73807	575
AST Templeton Global Bond Portfolio
05/01/2009 to 12/31/2009	$10.01707	$11.03013	7,216
01/01/2010 to 12/31/2010	$11.03013	$11.30797	13,161
01/01/2011 to 12/31/2011	$11.30797	$11.41592	8,552
01/01/2012 to 12/31/2012	$11.41592	$11.64546	8,562
01/01/2013 to 12/31/2013	$11.64546	$10.86650	953
01/01/2014 to 12/31/2014	$10.86650	$10.59371	1,094
01/01/2015 to 12/31/2015	$10.59371	$9.79616	886
01/01/2016 to 12/31/2016	$9.79616	$9.91198	317
01/01/2017 to 12/31/2017	$9.91198	$9.80663	92
01/01/2018 to 12/31/2018	$9.80663	$9.69588	0

A-140

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST WEDGE Capital Mid-Cap Value Portfolio
05/01/2009 to 12/31/2009	$9.98558	$13.14232	12,399
01/01/2010 to 12/31/2010	$13.14232	$15.74998	8,558
01/01/2011 to 12/31/2011	$15.74998	$14.74335	4,926
01/01/2012 to 12/31/2012	$14.74335	$16.92440	5,226
01/01/2013 to 12/31/2013	$16.92440	$21.72727	2,453
01/01/2014 to 12/31/2014	$21.72727	$24.21804	4,675
01/01/2015 to 12/31/2015	$24.21804	$21.92766	1,847
01/01/2016 to 12/31/2016	$21.92766	$24.23608	1,021
01/01/2017 to 12/31/2017	$24.23608	$27.85350	1,657
01/01/2018 to 12/31/2018	$27.85350	$22.53706	45
AST Wellington Management Hedged Equity Portfolio
05/01/2009 to 12/31/2009	$10.06146	$12.67756	35,658
01/01/2010 to 12/31/2010	$12.67756	$14.09005	29,905
01/01/2011 to 12/31/2011	$14.09005	$13.18898	9,998
01/01/2012 to 12/31/2012	$13.18898	$14.19349	18,422
01/01/2013 to 12/31/2013	$14.19349	$16.58218	11,668
01/01/2014 to 12/31/2014	$16.58218	$16.96128	12,844
01/01/2015 to 12/31/2015	$16.96128	$16.33977	17,657
01/01/2016 to 12/31/2016	$16.33977	$16.87628	6,547
01/01/2017 to 12/31/2017	$16.87628	$18.58733	24,244
01/01/2018 to 12/31/2018	$18.58733	$17.11687	7,514
AST Western Asset Core Plus Bond Portfolio
05/01/2009 to 12/31/2009	$9.98882	$10.68479	608
01/01/2010 to 12/31/2010	$10.68479	$11.16670	8,009
01/01/2011 to 12/31/2011	$11.16670	$11.47905	2,004
01/01/2012 to 12/31/2012	$11.47905	$12.00221	4,104
01/01/2013 to 12/31/2013	$12.00221	$11.46238	1,345
01/01/2014 to 12/31/2014	$11.46238	$11.91261	3,980
01/01/2015 to 12/31/2015	$11.91261	$11.69202	2,333
01/01/2016 to 12/31/2016	$11.69202	$11.92010	1,618
01/01/2017 to 12/31/2017	$11.92010	$12.28657	1,938
01/01/2018 to 12/31/2018	$12.28657	$11.64003	969
Invesco V.I. Diversified Dividend Fund - Series I
04/29/2011* to 12/31/2011	$9.99258	$9.03387	981
01/01/2012 to 12/31/2012	$9.03387	$10.39765	1,301
01/01/2013 to 12/31/2013	$10.39765	$13.20940	478
01/01/2014 to 12/31/2014	$13.20940	$14.44944	1,153
01/01/2015 to 12/31/2015	$14.44944	$14.29827	515
01/01/2016 to 12/31/2016	$14.29827	$15.91708	279
01/01/2017 to 12/31/2017	$15.91708	$16.75632	485
01/01/2018 to 12/31/2018	$16.75632	$15.01203	0
Invesco V.I. Health Care Fund - Series I
formerly,Invesco V.I. Global Health Care Fund - Series I
05/01/2009 to 12/31/2009	$9.95041	$12.66779	410
01/01/2010 to 12/31/2010	$12.66779	$12.93160	1,135
01/01/2011 to 12/31/2011	$12.93160	$13.03317	509
01/01/2012 to 12/31/2012	$13.03317	$15.27536	646
01/01/2013 to 12/31/2013	$15.27536	$20.81404	58
01/01/2014 to 12/31/2014	$20.81404	$24.14868	145
01/01/2015 to 12/31/2015	$24.14868	$24.15257	74
01/01/2016 to 12/31/2016	$24.15257	$20.73375	12
01/01/2017 to 12/31/2017	$20.73375	$23.28491	17
01/01/2018 to 12/31/2018	$23.28491	$22.77485	0

A-141

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Growth Portfolio, Series I
04/27/2012* to 12/31/2012	$10.04953	$9.67111	486
01/01/2013 to 12/31/2013	$9.67111	$12.84698	147
01/01/2014 to 12/31/2014	$12.84698	$13.45608	396
01/01/2015 to 12/31/2015	$13.45608	$13.20293	206
01/01/2016 to 12/31/2016	$13.20293	$12.89801	54
01/01/2017 to 12/31/2017	$12.89801	$15.31871	80
01/01/2018 to 12/31/2018	$15.31871	$14.01955	0
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.12607	$9.67324	133
01/01/2017 to 12/31/2017	$9.67324	$13.23371	80
01/01/2018 to 12/31/2018	$13.23371	$10.55584	0
ProFund VP Asia 30
05/01/2009 to 12/31/2009	$10.20290	$13.91890	0
01/01/2010 to 12/31/2010	$13.91890	$15.37162	0
01/01/2011 to 12/31/2011	$15.37162	$10.87986	0
01/01/2012 to 12/31/2012	$10.87986	$12.17969	0
01/01/2013 to 12/31/2013	$12.17969	$13.57620	0
01/01/2014 to 12/31/2014	$13.57620	$12.95552	0
01/01/2015 to 12/31/2015	$12.95552	$11.38192	0
01/01/2016 to 12/31/2016	$11.38192	$11.10639	0
01/01/2017 to 12/31/2017	$11.10639	$14.30950	0
01/01/2018 to 12/31/2018	$14.30950	$11.29105	0
ProFund VP Banks
05/01/2009 to 12/31/2009	$9.77070	$12.42852	0
01/01/2010 to 12/31/2010	$12.42852	$13.05410	0
01/01/2011 to 12/31/2011	$13.05410	$9.27026	0
01/01/2012 to 12/31/2012	$9.27026	$11.98909	0
01/01/2013 to 12/31/2013	$11.98909	$15.51237	0
01/01/2014 to 12/31/2014	$15.51237	$16.59993	0
01/01/2015 to 12/31/2015	$16.59993	$16.02391	0
01/01/2016 to 12/31/2016	$16.02391	$19.14534	0
01/01/2017 to 12/31/2017	$19.14534	$21.88954	0
01/01/2018 to 12/31/2018	$21.88954	$17.42052	0
ProFund VP Basic Materials
05/01/2009 to 12/31/2009	$10.15261	$14.20152	347
01/01/2010 to 12/31/2010	$14.20152	$17.85765	463
01/01/2011 to 12/31/2011	$17.85765	$14.51717	0
01/01/2012 to 12/31/2012	$14.51717	$15.26765	0
01/01/2013 to 12/31/2013	$15.26765	$17.53042	0
01/01/2014 to 12/31/2014	$17.53042	$17.28214	0
01/01/2015 to 12/31/2015	$17.28214	$14.42193	0
01/01/2016 to 12/31/2016	$14.42193	$16.56889	0
01/01/2017 to 12/31/2017	$16.56889	$19.75326	0
01/01/2018 to 12/31/2018	$19.75326	$15.76598	0
ProFund VP Bear
05/01/2009 to 12/31/2009	$9.94227	$7.28002	1,686
01/01/2010 to 12/31/2010	$7.28002	$5.80163	7,621
01/01/2011 to 12/31/2011	$5.80163	$5.12531	1,565
01/01/2012 to 12/31/2012	$5.12531	$4.14391	1,206
01/01/2013 to 12/31/2013	$4.14391	$2.95080	0
01/01/2014 to 12/31/2014	$2.95080	$2.45319	0
01/01/2015 to 12/31/2015	$2.45319	$2.26121	0
01/01/2016 to 12/31/2016	$2.26121	$1.90620	0
01/01/2017 to 12/31/2017	$1.90620	$1.51614	0
01/01/2018 to 12/31/2018	$1.51614	$1.52931	0

A-142

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Bull
05/01/2009 to 12/31/2009	$10.05374	$12.58475	0
01/01/2010 to 12/31/2010	$12.58475	$13.73581	0
01/01/2011 to 12/31/2011	$13.73581	$13.31784	0
01/01/2012 to 12/31/2012	$13.31784	$14.70393	0
01/01/2013 to 12/31/2013	$14.70393	$18.49759	0
01/01/2014 to 12/31/2014	$18.49759	$19.99022	0
01/01/2015 to 12/31/2015	$19.99022	$19.29166	0
01/01/2016 to 12/31/2016	$19.29166	$20.51186	0
01/01/2017 to 12/31/2017	$20.51186	$23.73511	0
01/01/2018 to 12/31/2018	$23.73511	$21.59272	0
ProFund VP Consumer Goods Portfolio
05/01/2009 to 12/31/2009	$10.02898	$12.48541	0
01/01/2010 to 12/31/2010	$12.48541	$14.20651	391
01/01/2011 to 12/31/2011	$14.20651	$14.73094	0
01/01/2012 to 12/31/2012	$14.73094	$15.83150	0
01/01/2013 to 12/31/2013	$15.83150	$19.71586	0
01/01/2014 to 12/31/2014	$19.71586	$21.06944	0
01/01/2015 to 12/31/2015	$21.06944	$21.27731	0
01/01/2016 to 12/31/2016	$21.27731	$21.36115	0
01/01/2017 to 12/31/2017	$21.36115	$23.82977	0
01/01/2018 to 12/31/2018	$23.82977	$19.67932	0
ProFund VP Consumer Services
05/01/2009 to 12/31/2009	$9.95183	$12.22381	0
01/01/2010 to 12/31/2010	$12.22381	$14.38622	399
01/01/2011 to 12/31/2011	$14.38622	$14.71530	0
01/01/2012 to 12/31/2012	$14.71530	$17.41816	0
01/01/2013 to 12/31/2013	$17.41816	$23.62000	0
01/01/2014 to 12/31/2014	$23.62000	$25.75302	0
01/01/2015 to 12/31/2015	$25.75302	$26.13847	0
01/01/2016 to 12/31/2016	$26.13847	$26.40418	0
01/01/2017 to 12/31/2017	$26.40418	$30.30369	0
01/01/2018 to 12/31/2018	$30.30369	$29.55502	0
ProFund VP Europe 30
05/01/2009 to 12/31/2009	$10.15290	$13.54745	0
01/01/2010 to 12/31/2010	$13.54745	$13.48040	0
01/01/2011 to 12/31/2011	$13.48040	$11.90848	0
01/01/2012 to 12/31/2012	$11.90848	$13.46050	0
01/01/2013 to 12/31/2013	$13.46050	$15.87354	0
01/01/2014 to 12/31/2014	$15.87354	$14.05845	0
01/01/2015 to 12/31/2015	$14.05845	$12.14672	0
01/01/2016 to 12/31/2016	$12.14672	$12.69695	0
01/01/2017 to 12/31/2017	$12.69695	$14.73760	0
01/01/2018 to 12/31/2018	$14.73760	$12.26703	0
ProFund VP Financials
05/01/2009 to 12/31/2009	$9.82686	$12.79385	834
01/01/2010 to 12/31/2010	$12.79385	$13.75964	685
01/01/2011 to 12/31/2011	$13.75964	$11.49511	115
01/01/2012 to 12/31/2012	$11.49511	$13.89971	179
01/01/2013 to 12/31/2013	$13.89971	$17.79890	20
01/01/2014 to 12/31/2014	$17.79890	$19.48511	0
01/01/2015 to 12/31/2015	$19.48511	$18.60841	0
01/01/2016 to 12/31/2016	$18.60841	$20.80645	0
01/01/2017 to 12/31/2017	$20.80645	$23.84339	0
01/01/2018 to 12/31/2018	$23.84339	$20.70150	0

A-143

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Health Care
05/01/2009 to 12/31/2009	$9.97629	$12.70067	0
01/01/2010 to 12/31/2010	$12.70067	$12.66363	0
01/01/2011 to 12/31/2011	$12.66363	$13.51983	0
01/01/2012 to 12/31/2012	$13.51983	$15.38790	0
01/01/2013 to 12/31/2013	$15.38790	$20.85042	0
01/01/2014 to 12/31/2014	$20.85042	$25.00549	0
01/01/2015 to 12/31/2015	$25.00549	$25.46054	0
01/01/2016 to 12/31/2016	$25.46054	$23.68543	0
01/01/2017 to 12/31/2017	$23.68543	$27.76902	0
01/01/2018 to 12/31/2018	$27.76902	$28.11130	0
ProFund VP Industrials
05/01/2009 to 12/31/2009	$10.11141	$12.69585	0
01/01/2010 to 12/31/2010	$12.69585	$15.23222	0
01/01/2011 to 12/31/2011	$15.23222	$14.50480	0
01/01/2012 to 12/31/2012	$14.50480	$16.28309	0
01/01/2013 to 12/31/2013	$16.28309	$21.81545	0
01/01/2014 to 12/31/2014	$21.81545	$22.32964	0
01/01/2015 to 12/31/2015	$22.32964	$20.90810	0
01/01/2016 to 12/31/2016	$20.90810	$23.82925	0
01/01/2017 to 12/31/2017	$23.82925	$28.27971	0
01/01/2018 to 12/31/2018	$28.27971	$23.91273	0
ProFund VP Japan
05/01/2009 to 12/31/2009	$10.21801	$11.28846	0
01/01/2010 to 12/31/2010	$11.28846	$10.22922	0
01/01/2011 to 12/31/2011	$10.22922	$8.07886	0
01/01/2012 to 12/31/2012	$8.07886	$9.62924	0
01/01/2013 to 12/31/2013	$9.62924	$13.83901	0
01/01/2014 to 12/31/2014	$13.83901	$13.84983	0
01/01/2015 to 12/31/2015	$13.84983	$14.20745	0
01/01/2016 to 12/31/2016	$14.20745	$13.83227	0
01/01/2017 to 12/31/2017	$13.83227	$15.88631	0
01/01/2018 to 12/31/2018	$15.88631	$13.60724	0
ProFund VP Large-Cap Growth
05/01/2009 to 12/31/2009	$10.06830	$12.55877	0
01/01/2010 to 12/31/2010	$12.55877	$13.78125	0
01/01/2011 to 12/31/2011	$13.78125	$13.77998	0
01/01/2012 to 12/31/2012	$13.77998	$15.05791	0
01/01/2013 to 12/31/2013	$15.05791	$19.07560	0
01/01/2014 to 12/31/2014	$19.07560	$20.88463	0
01/01/2015 to 12/31/2015	$20.88463	$21.00839	0
01/01/2016 to 12/31/2016	$21.00839	$21.39086	0
01/01/2017 to 12/31/2017	$21.39086	$25.98613	0
01/01/2018 to 12/31/2018	$25.98613	$24.72055	0
ProFund VP Large-Cap Value
05/01/2009 to 12/31/2009	$10.03408	$12.61406	1,267
01/01/2010 to 12/31/2010	$12.61406	$13.80651	699
01/01/2011 to 12/31/2011	$13.80651	$13.21492	66
01/01/2012 to 12/31/2012	$13.21492	$14.78669	87
01/01/2013 to 12/31/2013	$14.78669	$18.62134	0
01/01/2014 to 12/31/2014	$18.62134	$19.94448	0
01/01/2015 to 12/31/2015	$19.94448	$18.42042	0
01/01/2016 to 12/31/2016	$18.42042	$20.61616	0
01/01/2017 to 12/31/2017	$20.61616	$22.67468	0
01/01/2018 to 12/31/2018	$22.67468	$19.64338	0

A-144

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Mid-Cap Growth
05/01/2009 to 12/31/2009	$9.99433	$12.58120	1,273
01/01/2010 to 12/31/2010	$12.58120	$15.66418	702
01/01/2011 to 12/31/2011	$15.66418	$14.74776	66
01/01/2012 to 12/31/2012	$14.74776	$16.49618	88
01/01/2013 to 12/31/2013	$16.49618	$20.87531	0
01/01/2014 to 12/31/2014	$20.87531	$21.43093	0
01/01/2015 to 12/31/2015	$21.43093	$20.83622	0
01/01/2016 to 12/31/2016	$20.83622	$22.80383	0
01/01/2017 to 12/31/2017	$22.80383	$26.15801	0
01/01/2018 to 12/31/2018	$26.15801	$22.31833	0
ProFund VP Mid-Cap Value
05/01/2009 to 12/31/2009	$9.91631	$12.68222	0
01/01/2010 to 12/31/2010	$12.68222	$14.81037	0
01/01/2011 to 12/31/2011	$14.81037	$13.79590	0
01/01/2012 to 12/31/2012	$13.79590	$15.58971	0
01/01/2013 to 12/31/2013	$15.58971	$19.97523	0
01/01/2014 to 12/31/2014	$19.97523	$21.33849	0
01/01/2015 to 12/31/2015	$21.33849	$18.98605	0
01/01/2016 to 12/31/2016	$18.98605	$22.88946	0
01/01/2017 to 12/31/2017	$22.88946	$24.54757	0
01/01/2018 to 12/31/2018	$24.54757	$20.63226	0
ProFund VP NASDAQ-100
05/01/2009 to 12/31/2009	$10.00728	$12.96411	0
01/01/2010 to 12/31/2010	$12.96411	$14.86216	0
01/01/2011 to 12/31/2011	$14.86216	$14.61951	0
01/01/2012 to 12/31/2012	$14.61951	$16.47335	0
01/01/2013 to 12/31/2013	$16.47335	$21.44527	0
01/01/2014 to 12/31/2014	$21.44527	$24.32704	0
01/01/2015 to 12/31/2015	$24.32704	$25.34329	0
01/01/2016 to 12/31/2016	$25.34329	$25.86408	0
01/01/2017 to 12/31/2017	$25.86408	$32.69450	0
01/01/2018 to 12/31/2018	$32.69450	$31.09910	0
ProFund VP Oil & Gas
05/01/2009 to 12/31/2009	$10.29589	$11.85296	404
01/01/2010 to 12/31/2010	$11.85296	$13.53277	340
01/01/2011 to 12/31/2011	$13.53277	$13.41562	115
01/01/2012 to 12/31/2012	$13.41562	$13.38239	133
01/01/2013 to 12/31/2013	$13.38239	$16.09745	36
01/01/2014 to 12/31/2014	$16.09745	$13.91000	0
01/01/2015 to 12/31/2015	$13.91000	$10.33337	0
01/01/2016 to 12/31/2016	$10.33337	$12.44203	0
01/01/2017 to 12/31/2017	$12.44203	$11.68065	0
01/01/2018 to 12/31/2018	$11.68065	$9.03240	0
ProFund VP Pharmaceuticals
05/01/2009 to 12/31/2009	$10.02167	$13.00324	0
01/01/2010 to 12/31/2010	$13.00324	$12.66688	0
01/01/2011 to 12/31/2011	$12.66688	$14.26265	0
01/01/2012 to 12/31/2012	$14.26265	$15.46567	0
01/01/2013 to 12/31/2013	$15.46567	$19.73648	0
01/01/2014 to 12/31/2014	$19.73648	$22.83920	0
01/01/2015 to 12/31/2015	$22.83920	$23.12647	0
01/01/2016 to 12/31/2016	$23.12647	$21.58579	0
01/01/2017 to 12/31/2017	$21.58579	$23.09704	0
01/01/2018 to 12/31/2018	$23.09704	$21.00053	0

A-145

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Precious Metals
05/01/2009 to 12/31/2009	$10.00899	$13.58926	0
01/01/2010 to 12/31/2010	$13.58926	$17.51370	0
01/01/2011 to 12/31/2011	$17.51370	$13.71759	0
01/01/2012 to 12/31/2012	$13.71759	$11.36370	0
01/01/2013 to 12/31/2013	$11.36370	$6.83628	0
01/01/2014 to 12/31/2014	$6.83628	$5.04567	0
01/01/2015 to 12/31/2015	$5.04567	$3.28445	0
01/01/2016 to 12/31/2016	$3.28445	$4.96212	0
01/01/2017 to 12/31/2017	$4.96212	$5.06520	0
01/01/2018 to 12/31/2018	$5.06520	$4.24849	0
ProFund VP Real Estate
05/01/2009 to 12/31/2009	$9.61558	$13.93580	0
01/01/2010 to 12/31/2010	$13.93580	$16.84738	40
01/01/2011 to 12/31/2011	$16.84738	$17.11038	0
01/01/2012 to 12/31/2012	$17.11038	$19.43602	0
01/01/2013 to 12/31/2013	$19.43602	$18.86046	0
01/01/2014 to 12/31/2014	$18.86046	$22.86014	0
01/01/2015 to 12/31/2015	$22.86014	$22.23471	0
01/01/2016 to 12/31/2016	$22.23471	$22.79285	0
01/01/2017 to 12/31/2017	$22.79285	$23.87861	0
01/01/2018 to 12/31/2018	$23.87861	$21.82735	0
ProFund VP Rising Rates Opportunity
05/01/2009 to 12/31/2009	$10.10745	$10.16080	2,366
01/01/2010 to 12/31/2010	$10.16080	$8.27192	7,909
01/01/2011 to 12/31/2011	$8.27192	$5.01224	1,557
01/01/2012 to 12/31/2012	$5.01224	$4.52190	1,288
01/01/2013 to 12/31/2013	$4.52190	$5.10637	22
01/01/2014 to 12/31/2014	$5.10637	$3.45253	0
01/01/2015 to 12/31/2015	$3.45253	$3.29406	0
01/01/2016 to 12/31/2016	$3.29406	$3.02906	0
01/01/2017 to 12/31/2017	$3.02906	$2.58720	0
01/01/2018 to 12/31/2018	$2.58720	$2.61226	0
ProFund VP Short NASDAQ-100
05/01/2009 to 12/31/2009	$9.98718	$7.05307	0
01/01/2010 to 12/31/2010	$7.05307	$5.38906	0
01/01/2011 to 12/31/2011	$5.38906	$4.67771	0
01/01/2012 to 12/31/2012	$4.67771	$3.68232	0
01/01/2013 to 12/31/2013	$3.68232	$2.52023	0
01/01/2014 to 12/31/2014	$2.52023	$1.96969	0
01/01/2015 to 12/31/2015	$1.96969	$1.66059	0
01/01/2016 to 12/31/2016	$1.66059	$1.44818	0
01/01/2017 to 12/31/2017	$1.44818	$1.04949	0
01/01/2018 to 12/31/2018	$1.04949	$0.98797	0
ProFund VP Small-Cap Growth
05/01/2009 to 12/31/2009	$10.01007	$12.49984	0
01/01/2010 to 12/31/2010	$12.49984	$15.23657	28
01/01/2011 to 12/31/2011	$15.23657	$14.96200	0
01/01/2012 to 12/31/2012	$14.96200	$16.31528	0
01/01/2013 to 12/31/2013	$16.31528	$22.21262	0
01/01/2014 to 12/31/2014	$22.21262	$22.00304	0
01/01/2015 to 12/31/2015	$22.00304	$21.58202	0
01/01/2016 to 12/31/2016	$21.58202	$25.15968	0
01/01/2017 to 12/31/2017	$25.15968	$27.55817	0
01/01/2018 to 12/31/2018	$27.55817	$25.17726	0

A-146

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Small-Cap Value
05/01/2009 to 12/31/2009	$9.95989	$12.32237	1,307
01/01/2010 to 12/31/2010	$12.32237	$14.58729	721
01/01/2011 to 12/31/2011	$14.58729	$13.56286	68
01/01/2012 to 12/31/2012	$13.56286	$15.27280	90
01/01/2013 to 12/31/2013	$15.27280	$20.38595	0
01/01/2014 to 12/31/2014	$20.38595	$20.91327	0
01/01/2015 to 12/31/2015	$20.91327	$18.59676	0
01/01/2016 to 12/31/2016	$18.59676	$23.21990	0
01/01/2017 to 12/31/2017	$23.21990	$24.70007	0
01/01/2018 to 12/31/2018	$24.70007	$20.53869	0
ProFund VP Telecommunications
05/01/2009 to 12/31/2009	$10.15323	$10.94892	1,469
01/01/2010 to 12/31/2010	$10.94892	$12.28056	966
01/01/2011 to 12/31/2011	$12.28056	$12.12913	120
01/01/2012 to 12/31/2012	$12.12913	$13.70071	174
01/01/2013 to 12/31/2013	$13.70071	$14.88601	14
01/01/2014 to 12/31/2014	$14.88601	$14.51361	0
01/01/2015 to 12/31/2015	$14.51361	$14.28508	0
01/01/2016 to 12/31/2016	$14.28508	$16.85040	0
01/01/2017 to 12/31/2017	$16.85040	$15.99090	0
01/01/2018 to 12/31/2018	$15.99090	$13.15895	0
ProFund VP U.S. Government Plus
05/01/2009 to 12/31/2009	$9.88848	$8.84748	1,341
01/01/2010 to 12/31/2010	$8.84748	$9.44439	156
01/01/2011 to 12/31/2011	$9.44439	$13.14239	0
01/01/2012 to 12/31/2012	$13.14239	$12.86475	0
01/01/2013 to 12/31/2013	$12.86475	$10.08838	0
01/01/2014 to 12/31/2014	$10.08838	$13.34034	0
01/01/2015 to 12/31/2015	$13.34034	$12.20372	0
01/01/2016 to 12/31/2016	$12.20372	$11.79611	0
01/01/2017 to 12/31/2017	$11.79611	$12.52254	0
01/01/2018 to 12/31/2018	$12.52254	$11.48023	0
ProFund VP UltraMid-Cap
05/01/2009 to 12/31/2009	$9.93720	$15.92319	0
01/01/2010 to 12/31/2010	$15.92319	$23.10751	0
01/01/2011 to 12/31/2011	$23.10751	$19.34555	0
01/01/2012 to 12/31/2012	$19.34555	$24.84787	0
01/01/2013 to 12/31/2013	$24.84787	$41.10193	0
01/01/2014 to 12/31/2014	$41.10193	$45.96184	0
01/01/2015 to 12/31/2015	$45.96184	$40.48289	0
01/01/2016 to 12/31/2016	$40.48289	$54.13318	0
01/01/2017 to 12/31/2017	$54.13318	$67.63474	0
01/01/2018 to 12/31/2018	$67.63474	$48.00781	0
ProFund VP Utilities
05/01/2009 to 12/31/2009	$10.23424	$12.17303	875
01/01/2010 to 12/31/2010	$12.17303	$12.50419	483
01/01/2011 to 12/31/2011	$12.50419	$14.24648	45
01/01/2012 to 12/31/2012	$14.24648	$13.83041	60
01/01/2013 to 12/31/2013	$13.83041	$15.19367	0
01/01/2014 to 12/31/2014	$15.19367	$18.54346	0
01/01/2015 to 12/31/2015	$18.54346	$16.82682	0
01/01/2016 to 12/31/2016	$16.82682	$18.77503	0
01/01/2017 to 12/31/2017	$18.77503	$20.14092	0
01/01/2018 to 12/31/2018	$20.14092	$20.08630	0

A-147

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
PSF SP International Growth Portfolio
formerly,Prudential SP International Growth Portfolio
05/01/2009 to 12/31/2009	$10.14283	$13.31770	0
01/01/2010 to 12/31/2010	$13.31770	$14.72056	0
01/01/2011 to 12/31/2011	$14.72056	$12.14334	0
01/01/2012 to 12/31/2012	$12.14334	$14.40902	0
01/01/2013 to 12/31/2013	$14.40902	$16.60563	0
01/01/2014 to 12/31/2014	$16.60563	$15.17900	0
01/01/2015 to 12/31/2015	$15.17900	$15.21142	0
01/01/2016 to 12/31/2016	$15.21142	$14.22031	0
01/01/2017 to 12/31/2017	$14.22031	$18.72603	0
01/01/2018 to 12/31/2018	$18.72603	$15.82578	0
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$11.94130	$14.34428	0
01/01/2011 to 12/31/2011	$14.34428	$12.12850	0
01/01/2012 to 12/31/2012	$12.12850	$13.36647	0
01/01/2013 to 12/31/2013	$13.36647	$15.54281	0
01/01/2014 to 12/31/2014	$15.54281	$14.26996	0
01/01/2015 to 12/31/2015	$14.26996	$14.15232	0
01/01/2016 to 12/31/2016	$14.15232	$14.16841	0
01/01/2017 to 12/31/2017	$14.16841	$17.15261	0
01/01/2018 to 12/31/2018	$17.15261	$13.82316	0
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$11.82477	$14.81485	0
01/01/2011 to 12/31/2011	$14.81485	$13.59427	0
01/01/2012 to 12/31/2012	$13.59427	$15.91436	0
01/01/2013 to 12/31/2013	$15.91436	$21.63442	0
01/01/2014 to 12/31/2014	$21.63442	$21.83186	0
01/01/2015 to 12/31/2015	$21.83186	$21.50910	0
01/01/2016 to 12/31/2016	$21.50910	$21.01476	0
01/01/2017 to 12/31/2017	$21.01476	$27.49783	0
01/01/2018 to 12/31/2018	$27.49783	$26.79266	0
Wells Fargo VT Small Cap Growth Fund - Class 1
07/16/2010* to 12/31/2010	$9.59287	$12.16761	0
01/01/2011 to 12/31/2011	$12.16761	$11.28480	0
01/01/2012 to 12/31/2012	$11.28480	$11.82722	0
01/01/2013 to 12/31/2013	$11.82722	$17.26398	0
01/01/2014 to 12/31/2014	$17.26398	$16.45706	0
01/01/2015 to 12/31/2015	$16.45706	$15.53456	0
01/01/2016 to 12/31/2016	$15.53456	$16.28261	0
01/01/2017 to 12/31/2017	$16.28261	$19.91418	0
01/01/2018 to 12/31/2018	$19.91418	$19.58788	0
*Denotes the start date of these sub-accounts

A-148

APPENDIX B – CALCULATION OF OPTIONAL DEATH BENEFITS
Examples of Enhanced Beneficiary Protection Optional Death Benefit Calculation
The following are examples of how the Enhanced Beneficiary Protection Optional Death Benefit is calculated. Each example assumes that a $50,000 initial Purchase Payment is made. Each example assumes that there is one Owner who is age 50 on the Issue Date and that all Account Value is maintained in the variable investment options. The formula for determining the Enhanced Beneficiary Protection Optional Death Benefit is as follows:

Growth	=	Account Value of variable investment options plus Interim Value of Fixed Allocations	minus	purchase payments – proportional withdrawals
Example with Sub-account increase
Assume that the Owner has made no withdrawals and that the Account Value has been increasing due to positive Sub-account performance. On the date we receive due proof of death, the Account Value is $75,000. The basic Death Benefit is calculated as purchase payments minus proportional withdrawals, or Account Value, which ever is greater. Therefore, the basic Death Benefit is equal to $75,000. The Enhanced Beneficiary Protection Optional Death Benefit is equal to the amount payable under the basic Death Benefit ($75,000) PLUS 40% of the “Growth” under the Annuity.

Growth	=	$75,000 – [$50,000 – $0]
	=	$25,000

Benefit Payable under Enhanced Beneficiary Protection Optional Death Benefit = 40% of Growth
	=	$25,000 * 0.40
	=	$10,000

Benefit Payable under Basic Death Benefit PLUS Enhanced Beneficiary Protection Optional Death Benefit
	=	$85,000
Examples with Sub-account decline
Assume that the Owner has made no withdrawals and that the Account Value has been decreasing due to declines in Sub-account performance. On the date we receive due proof of death, the Account Value is $45,000. The basic Death Benefit is calculated as purchase payments minus proportional withdrawals, or Account Value, which ever is greater. Therefore, the basic Death Benefit is equal to $50,000. The Enhanced Beneficiary Protection Optional Death Benefit is equal to the amount payable under the basic Death Benefit ($50,000) PLUS the “Growth” under the Annuity.

Growth	=	$45,000 – [$50,000 – $0]
	=	-$5,000

Benefit Payable under Enhanced Beneficiary Protection Optional Death Benefit = 40% of Growth
	NO BENEFIT IS PAYABLE

Benefit Payable under Basic Death Benefit PLUS Enhanced Beneficiary Protection Optional Death Benefit
	=	$50,000
In this example you would receive no additional benefit from purchasing the Enhanced Beneficiary Protection Optional Death Benefit.
Example with Sub-account increase and withdrawals
Assume that the Account Value has been increasing due to positive Sub-account performance and the Owner made a withdrawal of $15,000 in Annuity Year 5 when the Account Value was $75,000. On the date we receive due proof of death, the Account Value is $90,000. The basic Death Benefit is calculated as purchase payments minus proportional withdrawals, or Account Value, which ever is greater. Therefore, the basic Death Benefit is equal to $90,000. The Enhanced Beneficiary Protection Optional Death Benefit is equal to the amount payable under the basic Death Benefit ($90,000) PLUS 40% of the “Growth” under the Annuity.

B-1

Growth	=	$90,000 – [$50,000 – ($50,000 * $15,000/$75,000)]
	=	$90,000 – [$50,000 – $10,000]
	=	$90,000 – $40,000
	=	$50,000

Benefit Payable under Enhanced Beneficiary Protection Optional Death Benefit = 40% of Growth
	=	$50,000 * 0.40
	=	$20,000

Benefit Payable under Basic Death Benefit PLUS Enhanced Beneficiary Protection Optional Death Benefit
	=	$110,000
Examples of Highest Anniversary Value Death Benefit Calculation
The following are examples of how the Highest Anniversary Value Death Benefit is calculated. Each example assumes an initial Purchase Payment of $50,000. Each example assumes that there is one Owner who is age 70 on the Issue Date and that all Account Value is maintained in the variable investment options.
Example with Sub-account increase and death before Death Benefit Target Date
Assume that the Owner’s Account Value has generally been increasing due to positive Sub-account performance and that no withdrawals have been made. On the date we receive due proof of death, the Account Value is $75,000; however, the Anniversary Value on the 5th anniversary of the Issue Date was $90,000. Assume as well that the Owner has died before the Death Benefit Target Date. The Death Benefit is equal to the greater of the Highest Anniversary Value or the basic Death Benefit. The Death Benefit would be the Highest Anniversary Value ($90,000) because it is greater than the amount that would have been payable under the basic Death Benefit ($75,000).
Example with withdrawals
Assume that the Account Value has been increasing due to positive Sub-account performance and the Owner made a withdrawal of $15,000 in Annuity Year 7 when the Account Value was $75,000. On the date we receive due proof of death, the Account Value is $80,000; however, the Anniversary Value on the 5th anniversary of the Issue Date was $90,000. Assume as well that the Owner has died before the Death Benefit Target Date. The Death Benefit is equal to the greater of the Highest Anniversary Value or the basic Death Benefit.

Highest Anniversary Value	=	$90,000 – [$90,000 * $15,000/$75,000]
	=	$90,000 – $18,000
	=	$72,000

Basic Death Benefit	=	max [$80,000, $50,000 – ($50,000 * $15,000/$75,000)]
	=	max [$80,000, $40,000]
	=	$80,000

The Death Benefit therefore is $80,000.
Example with death after Death Benefit Target Date
Assume that the Owner’s Account Value has generally been increasing due to positive Sub-account performance and that no withdrawals had been made prior to the Death Benefit Target Date. Further assume that the Owner dies after the Death Benefit Target Date, when the Account Value is $75,000. The Highest Anniversary Value on the Death Benefit Target Date was $80,000; however, following the Death Benefit Target Date, the Owner made a Purchase Payment of $15,000 and later had taken a withdrawal of $5,000 when the Account Value was $70,000. The Death Benefit is equal to the greater of the Highest Anniversary Value plus purchase payments minus proportional withdrawals after the Death Benefit Target Date or the basic Death Benefit.

B-2

Highest Anniversary Value	=	$80,000 + $15,000 – [($80,000 + $15,000) * $5,000/$70,000]
	=	$80,000 + $15,000 – $6,786
	=	$88,214

Basic Death Benefit	=	max [$75,000, ($50,000 + $15,000) – {($50,000 + $15,000) * $5,000/$70,000}]
	=	max [$75,000, $60,357]
	=	$75,000

The Death Benefit therefore is $88,214.
Examples of Combination 5% Roll-Up and Highest Anniversary Value Death Benefit Calculation
The following are examples of how the Combination 5% Roll-Up and Highest Anniversary Value Death Benefit are calculated. Each example assumes an initial Purchase Payment of $50,000. Each example assumes that there is one Owner who is age 70 on the Issue Date and that all Account Value is maintained in the variable investment options.
Example with Sub-account increase and death before Death Benefit Target Date
Assume that the Owner’s Account Value has generally been increasing due to positive Sub-account performance and that no withdrawals have been made. On the 7th anniversary of the Issue Date we receive due proof of death, at which time the Account Value is $75,000; however, the Anniversary Value on the 5th anniversary of the Issue Date was $90,000. Assume as well that the Owner has died before the Death Benefit Target Date. The Roll-Up Value is equal to initial Purchase Payment accumulated at 5% for 6 years, or $67,005. The Death Benefit is equal to the greatest of the Roll-Up Value, Highest Anniversary Value or the basic Death Benefit. The Death Benefit would be the Highest Anniversary Value ($90,000) because it is greater than both the Roll-Up Value ($67,005) and the amount that would have been payable under the basic Death Benefit ($75,000).
Example with withdrawals
Assume that the Owner made a withdrawal of $5,000 on the 6th anniversary of the Issue Date when the Account Value was $45,000. The Roll-Up Value on the 6th anniversary of the Issue Date is equal to initial Purchase Payment accumulated at 5% for 6 years, or $67,005. The 5% Dollar-for-Dollar Withdrawal Limit for the 7th annuity year is equal to 5% of the Roll-Up Value as of the 6th anniversary of the Issue Date, or $3,350. Therefore, the remaining $1,650 of the withdrawal results in a proportional reduction to the Roll-Up Value. On the 7th anniversary of the Issue Date we receive due proof of death, at which time the Account Value is $43,000; however, the Anniversary Value on the 2nd anniversary of the Issue Date was $70,000. Assume as well that the Owner has died before the Death Benefit Target Date. The Death Benefit is equal to the greatest of the Roll-Up Value, Highest Anniversary Value or the basic Death Benefit.

Roll-Up Value	=	{(67,005 – $3,350) – [($67,005 – $3,350) * $1,650/($45,000 – $3,350)]} * 1.05
	=	($63,655 – $2,522) * 1.05
	=	$64,190

Highest Anniversary Value	=	$70,000 – [$70,000 * $5,000/$45,000]
	=	$70,000 – $7,778
	=	$62,222

Basic Death Benefit	=	max [$43,000, $50,000 – ($50,000 * $5,000/$45,000)]
	=	max [$43,000, $44,444]
	=	$44,444

The Death Benefit therefore is $64,190.
Example with death after Death Benefit Target Date
Assume that the Owner has not made any withdrawals prior to the Death Benefit Target Date. Further assume that the Owner dies after the Death Benefit Target Date, when the Account Value is $75,000. The Roll-Up Value on the Death Benefit Target Date (the contract anniversary on or following the Owner’s 80th birthday) is equal to initial Purchase Payment accumulated at 5% for 10 years, or $81,445. The Highest Anniversary Value on the Death Benefit Target Date was $85,000; however, following the Death Benefit Target Date, the Owner made a Purchase Payment of $15,000 and later had taken a withdrawal of $5,000 when the Account Value was $70,000. The Death Benefit is equal to the greatest of the Roll-Up Value, Highest Anniversary Value or the basic Death Benefit as of the Death Benefit Target Date; each increased by subsequent purchase payments and reduced proportionally for subsequent withdrawals.

B-3

Roll-Up Value	=	$81,445 + $15,000 – [($81,445 + 15,000) * $5,000/$70,000]
	=	$81,445 + $15,000 – $6,889
	=	$89,556

Highest Anniversary Value	=	$85,000 + $15,000 – [($85,000 + 15,000) * $5,000/$70,000]
	=	$85,000 + $15,000 – $7,143
	=	$92,857

Basic Death Benefit	=	max [$75,000, $50,000 + $15,000 – {(50,000 + $15,000) * $5,000/$70,000}]
	=	max [$75,000, $60,357]
	=	$75,000

The Death Benefit therefore is $92,857.
Examples of Highest Daily Value Death Benefit Calculation
The following are examples of how the HDV Death Benefit is calculated. Each example assumes an initial Purchase Payment of $50,000. Each example assumes that there is one Owner who is age 70 on the Issue Date.
Example with Sub-account increase and death before Death Benefit Target Date
Assume that the Owner’s Account Value has generally been increasing due to positive Sub-account performance and that no withdrawals have been made. On the date we receive due proof of death, the Account Value is $75,000; however, the Highest Daily Value was $90,000. Assume as well that the Owner has died before the Death Benefit Target Date. The Death Benefit is equal to the greater of the Highest Daily Value or the basic Death Benefit. The Death Benefit would be the HDV ($90,000) because it is greater than the amount that would have been payable under the basic Death Benefit ($75,000).
Example with withdrawals
Assume that the Account Value has been increasing due to positive Sub-account performance and the Owner made a withdrawal of $15,000 in Annuity Year 7 when the Account Value was $75,000. On the date we receive due proof of death, the Account Value is $80,000; however, the Highest Daily Value ($90,000) was attained during the fifth Annuity Year. Assume as well that the Owner has died before the Death Benefit Target Date. The Death Benefit is equal to the greater of the Highest Daily Value (proportionally reduced by the subsequent withdrawal) or the basic Death Benefit.

Highest Daily Value	=	$90,000 – [$90,000 * $15,000/$75,000]
	=	$90,000 – $18,000
	=	$72,000

Basic Death Benefit	=	max [$80,000, $50,000 – ($50,000 * $15,000/$75,000)]
	=	max [$80,000, $40,000]
	=	$80,000

The Death Benefit therefore is $80,000.
Example with death after Death Benefit Target Date
Assume that the Owner’s Account Value has generally been increasing due to positive Sub-account performance and that no withdrawals had been made prior to the Death Benefit Target Date. Further assume that the Owner dies after the Death Benefit Target Date, when the Account Value is $75,000. The Highest Daily Value on the Death Benefit Target Date was $80,000; however, following the Death Benefit Target Date, the Owner made a Purchase Payment of $15,000 and later had taken a withdrawal of $5,000 when the Account Value was $70,000. The Death Benefit is equal to the greater of the Highest Daily Value on the Death Benefit Target Date plus purchase payments minus proportional withdrawals after the Death Benefit Target Date or the basic Death Benefit.

B-4

Highest Daily Value	=	$80,000 + $15,000 – [($80,000 + $15,000) * $5,000/$70,000]
	=	$80,000 + $15,000 – $6,786
	=	$88,214

Basic Death Benefit	=	max [$75,000, ($50,000 + $15,000) – {($50,000 + $15,000) * $5,000/$70,000}]
	=	max [$75,000, $60,357]
	=	$75,000

The Death Benefit therefore is $88,214.

B-5

APPENDIX C – PLUS40 OPTIONAL LIFE INSURANCE RIDER
Prudential Annuities’ Plus40 Optional Life Insurance Rider was offered, in those States where approved, between November 18, 2002 for ASAP III, January 17, 2002 for ASL II and APEX II, and January 23, 2002 for XT6 and May 1, 2003. The description below of the Plus40 benefit applies to those Contract Owners who purchased an annuity during that time period and elected the Plus40 benefit.
The life insurance coverage provided under the Plus40 Optional Life Insurance Rider (“Plus40 rider” or the “Rider”) is supported by Prudential Annuities’ general account and is not subject to, or registered as a security under, either the Securities Act of 1933 or the Investment Company Act of 1940. Information about the Plus40 rider is included as an Appendix to this Prospectus to help you understand the Rider and the relationship between the Rider and the value of your Annuity. It is also included because you can elect to pay for the Rider with taxable withdrawals from your Annuity. The staff of the Securities and Exchange Commission has not reviewed this information. However, the information may be subject to certain generally applicable provisions of the Federal securities laws regarding accuracy and completeness.
The income tax-free life insurance payable to your Beneficiary(ies) under the Plus40 rider is equal to 40% of the Account Value of your Annuity as of the date we receive due proof of death, subject to certain adjustments, restrictions and limitations described below.
ELIGIBILITY
The Plus40 rider may be purchased as a rider on your Annuity. The Rider must cover those persons upon whose death the Annuity’s death benefit becomes payable – the Annuity’s owner or owners, or the Annuitant (in the case of an entity owned Annuity). If the Annuity has two Owners, the Rider’s death benefit is payable upon the first death of such persons. If the Annuity is owned by an entity, the Rider’s death benefit is payable upon the death of the Annuitant, even if a Contingent Annuitant is named.
The minimum allowable age to purchase the Plus40 rider is 40; the maximum allowable age is 75. If the Rider is purchased on two lives, both persons must meet the age eligibility requirements. The Plus40 rider is not available to purchasers who use their Annuity as a funding vehicle for a Tax Sheltered Annuity (or 403(b)) or as a funding vehicle for a qualified plan under Section 401 of the Code (“Code”).
ADJUSTMENTS, RESTRICTIONS & LIMITATIONS

▪
If you die during the first 24 months following the effective date of the Plus40 rider (generally, the Issue Date of your Annuity), the death benefit will be limited to the amount of any charges paid for the Rider while it was in effect. While we will return the charges you have paid during the applicable period as the death benefit, your Beneficiary(ies) will receive no additional life insurance benefit from the Plus40 rider if you die within 24 months of its effective date.

▪
If you make a Purchase Payment within 24 months prior to the date of death, the Account Value used to determine the amount of the death benefit will be reduced by the amount of such Purchase Payment(s). If we reduce the death benefit payable under the Plus40 rider based on this provision, we will return 50% of any charges paid for the Rider based on those purchase payments as an additional amount included in the death benefit under the Rider.

▪
If we apply Credits to your Annuity based on purchase payments, such Credits are treated as Account Value for purposes of determining the death benefit payable under the Plus40 rider. However, if Credits were applied to purchase payments made within 24 months prior to the date of death, the Account Value used to determine the amount of the death benefit will be reduced by the amount of such Credits. If we reduce the death benefit payable under the Plus40 rider based on this provision, we will return 50% of any charges paid for the Rider based on such Credits as an additional amount included in the death benefit under the Rider.

▪
If you become terminally ill (as defined in the Rider) and elect to receive a portion of the Plus40 rider’s death benefit under the Accelerated Death Benefit provision, the amount that will be payable under the Rider upon your death will be reduced. Please refer to the Accelerated Death Benefit provision described below.

▪	If charges for the Plus40 rider are due and are unpaid as of the date the death benefit is being determined, such charges will be deducted from the amount paid to your Beneficiary(ies).

▪
If the age of any person covered under the Plus40 rider is misstated, we will adjust any coverage under the Rider to conform to the facts. For example, if, due to the misstatement, we overcharged you for coverage under the Rider, we will add any additional charges paid to the amount payable to your Beneficiary(ies). If, due to the misstatement, we undercharged you for coverage under the Rider, we will reduce the death benefit in proportion to the charges not paid as compared to the charges that would have been paid had there been no misstatement.

▪
On or after an Owner reaches the expiry date of the Rider (the anniversary of the Annuity’s Issue Date on or immediately after the 95th birthday), coverage will terminate. No charge will be made for an Owner following the expiry date. If there are two Owners, the expiry date applies separately to each Owner; therefore, coverage may continue for one Owner and terminate as to the other Owner.

MAXIMUM BENEFIT
The Plus40 rider is subject to a Maximum Death Benefit Amount based on the purchase payments applied to your Annuity. The Plus40 rider may also be subject to a Per Life Maximum Benefit that is based on all amounts paid under any annuity contract we issue to you under which you have elected the Plus40 rider or similar life insurance coverage.

▪
The Maximum Death Benefit Amount is 100% of the purchase payments increasing at 5% per year following the date each Purchase Payment is applied to the Annuity until the date of death. If purchase payments are applied to the Annuity within 24 months prior to the date of death, the Maximum Death Benefit Amount is decreased by the amount of such purchase payments.

▪
The Per Life Maximum Benefit applies to purchase payments applied to any such annuity contracts more than 24 months from the date of death that exceed $1,000,000. If you make purchase payments in excess of $1,000,000, we will reduce the aggregate death benefit payable under all Plus40 riders, or similar riders issued by us, based on the combined amount of purchase payments in excess of $1,000,000 multiplied by 40%. If the Per Life Maximum Benefit applies, we will reduce the amount payable under each applicable Plus40 rider on a pro-rata basis. If the Per Life Maximum Benefit applies upon your death, we will return any excess charges that you paid on the portion of your Account Value on which no benefit is payable. The Per Life Maximum Benefit does not limit the amount of purchase payments that you may apply to your Annuity.

ACCELERATED DEATH BENEFIT PROVISION
If you become terminally ill, you may request that a portion of the death benefit payable under the Plus40 rider be prepaid instead of being paid to your Beneficiary(ies) upon your death. Subject to our requirements and where allowed by law, we will make a one time, lump sum payment. Our requirements include proof satisfactory to us, in writing, of terminal illness after the Rider’s Effective Date.
The maximum we will pay, before any reduction, is the lesser of 50% of the Rider’s death benefit or $100,000. If you elect to accelerate payment of a portion of the death benefit under the Plus40 rider, the amount of the remaining death benefit is reduced by the prepaid amount accumulating at an annualized interest rate of 6.0%. Eligibility for an accelerated payout of a portion of your Plus40 rider death benefit may be more restrictive than any Medically-Related Surrender provision that may be applicable to you under the Annuity.
CHARGES FOR THE PLUS40 RIDER
The Plus40 rider has a current charge and a guaranteed maximum charge. The current charge for the Plus40 rider is based on a percentage of your Account Value as of the anniversary of the Issue Date of your Annuity. The applicable percentages differ based on the attained age, last birthday of the Owner(s) or Annuitant (in the case of an entity owned Annuity) as of the date the charge is due. We reserve the right to change the current charge, at any time, subject to regulatory approval where required. If there are two Owners, we calculate the current charge that applies to each Owner individually and deduct the combined amount as the charge for the Rider. There is no charge based on a person’s life after coverage expires as to that person. However, a charge will still apply to the second of two Owners (and coverage will continue for such Owner) if such Owner has not reached the expiry date.

Attained Age	Percentage of Account Value
Age 40-75.80%
Age 76-80	1.60%
Age 81-85	3.20%
Age 86-90	4.80%
Age 91	6.50%
Age 92	7.50%
Age 93	8.50%
Age 94	9.50%
Age 95	10.50%
The charge for the Plus40 rider may also be subject to a guaranteed maximum charge that will apply if the current charge, when applied to the Account Value, exceeds the guaranteed maximum charge. The guaranteed maximum charge is based on a charge per $1,000 of insurance.
We determine the charge for the Rider annually, in arrears. We deduct the charge: (1) upon your death; (2) on each anniversary of the Issue Date; (3) on the date that you begin receiving annuity payments; (4) if you surrender your Annuity other than a Medically-Related Surrender; or (5) if you choose to terminate the Rider. If the Rider terminates for any of the preceding reasons on a date other than the anniversary of the Annuity’s Issue Date, the charge will be prorated. During the first year after the Annuity’s Issue Date, the charge will be prorated from the Issue Date. In all subsequent years, the charge will be prorated from the last anniversary of the Issue Date.

You can elect to pay the annual charge through a redemption from your Annuity’s Account Value or through funds other than those within the Annuity. If you do not elect a method of payment, we will automatically deduct the annual charge from your Annuity’s Account Value. The manner in which you elect to pay for the Rider may have tax implications.

▪
If you elect to pay the charge through a redemption of your Annuity’s Account Value, the withdrawal will be treated as a taxable distribution, and will generally be subject to ordinary income tax on the amount of any investment gain withdrawn. If you are under age 59 1/2, the distribution may also be subject to a 10% penalty on any gain withdrawn, in addition to ordinary income taxes. We first deduct the amount of the charge pro-rata from the Account Value in the variable investment options. We only deduct the charge pro-rata from the Fixed Allocations to the extent there is insufficient Account Value in the variable investment options to pay the charge.

▪
If you elect to pay the charge through funds other than those from your Annuity, we require that payment be made electronically in U.S. currency through a U.S. financial institution. If you elect to pay the charge through electronic transfer of funds and payment has not been received within 31 days from the due date, we will deduct the charge as a redemption from your Annuity, as described above.

TERMINATION
You can terminate the Plus40 rider at any time. Upon termination, you will be required to pay a pro-rata portion of the annual charge for the Rider. The Plus40 rider will terminate automatically on the date your Account Value is applied to begin receiving annuity payments, on the date you surrender the Annuity or, on the expiry date with respect to such person who reaches the expiry date. We may also terminate the Plus40 rider, if necessary, to comply with our interpretation of the Code and applicable regulations. Once terminated, you may not reinstate your coverage under the Plus40 rider.
CHANGES IN ANNUITY DESIGNATIONS
Changes in ownership and annuitant designations under the Annuity may result in changes in eligibility and charges under the Plus40 rider. These changes may include termination of the Rider. Please refer to the Rider for specific details.
SPOUSAL ASSUMPTION
A spousal beneficiary may elect to assume ownership of the Annuity instead of taking the Annuity’s Death Benefit. However, regardless of whether a spousal beneficiary assumes ownership of the Annuity, the death benefit under the Plus40 rider will be paid despite the fact that the Annuity will continue. The spousal beneficiary can apply the death benefit proceeds under the Plus40 rider to the Annuity as a new Purchase Payment, can purchase a new annuity contract or use the death benefit proceeds for any other purpose. Certain restrictions may apply to an Annuity that is used as a qualified investment. Spousal beneficiaries may also be eligible to purchase the Plus40 rider, in which case the Annuity’s Account Value, as of the date the assumption is effective, will be treated as the initial Purchase Payment under applicable provisions of the Rider.
TAX CONSIDERATION
The Plus40 rider was designed to qualify as a life insurance contract under the Code. As life insurance, under most circumstances, the Beneficiary(ies) does not pay any Federal income tax on the death benefit payable under the Rider.
If your Annuity is being used as an Individual Retirement Annuity (IRA), we consider the Plus40 rider to be outside of your IRA, since premium for the Rider is paid for either with funds outside of your Annuity or with withdrawals previously subject to tax and any applicable tax penalty.
We believe payments under the accelerated payout provision of the Rider will meet the requirements of the Code and the regulations in order to qualify as tax-free payments. To the extent permitted by law, we will change our procedures in relation to the Rider, or the definition of terminally ill, or any other applicable term in order to maintain the tax-free status of any amounts paid out under the accelerated payout provision.

APPENDIX D – ADDITIONAL INFORMATION ON ASSET ALLOCATION PROGRAM
PROGRAM RULES

▪
Prior to December 5, 2005, you could elect an asset allocation program where the Sub-accounts for each asset class in each model portfolio were designated based on an evaluation of available Sub-accounts. Effective December 5, 2005, you can no longer enroll in an asset allocation program, but you will be permitted to remain in the program if you enrolled prior to the date. These program Rules reflect how the asset allocation program will be administered as of December 5, 2005 for those Owners who have chosen to remain in their program. Asset allocation is a sophisticated method of diversification that allocates assets among asset classes in order to manage investment risk and potentially enhance returns over the long term. However, asset allocation does not guarantee a profit or protect against a loss.

HOW THE ASSET ALLOCATION PROGRAM WORKS

▪
Amounts will automatically be allocated in accordance with the percentages and to Sub-accounts indicated for the model portfolio that you previously chose. If you allocate your Account Value or transfer your Account Value among any Sub-accounts that are outside of your model portfolio, we will allocate these amounts according to the allocation percentages of the applicable model portfolio upon the next rebalancing. You will not be permitted to change from one model portfolio to another. Upon each rebalance, 100% of your Account Value allocated to the variable Sub-accounts will be allocated to the asset allocation program. Any Account Value not invested in the Sub-accounts will not be part of the program.

▪
Additional Purchase Payments: Unless otherwise requested, any additional purchase payments applied to the variable Sub-accounts in the Annuity will be allocated to the Sub-accounts according to the allocation percentages for the model portfolio you chose. Allocation of additional purchase payments outside of your model portfolio but into a Sub-account will be reallocated according to the allocation percentages of the applicable model portfolio upon the next rebalancing.

▪
Rebalancing Your Model Portfolio: Changes in the value of the Sub-account will cause your Account Value allocated to the Sub-accounts to vary from the percentage allocations of the model portfolio you select. By selecting the asset allocation program, you have directed us to periodically (e.g., quarterly) rebalance your Account Value allocated to the Sub-accounts in accordance with the percentage allocations assigned to each Sub-account within your model portfolio at the time you elected the program or had later been modified with your consent. Some asset allocation programs will only require that a rebalancing occur when the percent of your Account Value allocated to the Sub-accounts are outside of the acceptable range permitted under such asset allocation program. Note – Any Account Value not invested in the Sub-accounts will not be affected by any rebalance.

▪
Sub-account Changes Within the Model Portfolios: From time to time there may be a change in a Sub-account within your model portfolio. Unless directed by you or your financial professional to reallocate to the new Sub-account, rebalancing will continue in accordance with your unchanged model portfolio, unless the Sub-account is no longer available under your Annuity. If the Sub-account is no longer available we will notify you. If you do not consent to the new Sub-account, your lack of consent will be deemed a request to terminate the asset allocation program and the provisions under “Termination or Modification of the Asset Allocation Program” will apply.

▪	Owner Changes in Choice of Model Portfolio: You may not change from the model portfolio that you have elected to any other model portfolio.
TERMINATION OR MODIFICATION OF THE ASSET ALLOCATION PROGRAM:

▪
You may request to terminate your asset allocation program at any time. Once you terminate your asset allocation program, you will not be permitted to re-enroll in the program. Any termination will be effective on the date that Prudential Annuities receives your termination request in good order. If you are enrolled in certain optional benefits, termination of your asset allocation program must coincide with (i) the enrollment in a then currently available and approved asset allocation program or other approved option, or (ii) the allocation of your entire account value to the then required investment option(s) available with these benefits. However, if you are enrolled in certain optional benefits, you may terminate the benefit in order to then terminate your asset allocation program. Prudential Annuities reserves the right to terminate or modify the asset allocation program at any time.

RESTRICTIONS ON ELECTING THE ASSET ALLOCATION:

▪	You cannot participate in automatic rebalancing or a DCA program while enrolled in an asset allocation program and Systematic Withdrawals can only be made as flat dollar amounts.

D-1

APPENDIX E – DESCRIPTION AND CALCULATION OF PREVIOUSLY OFFERED OPTIONAL
DEATH BENEFITS (THIS APPLIES SOLELY TO APEX II, ASL II AND XT6)
If you purchased your Annuity before November 18, 2002 and were not a resident of the State of New York, the following optional death benefits were offered:
ENHANCED BENEFICIARY PROTECTION OPTIONAL DEATH BENEFIT
The Enhanced Beneficiary Protection Optional Death Benefit can provide additional amounts to your Beneficiary that may be used to offset federal and state taxes payable on any taxable gains in your Annuity at the time of your death. Whether this benefit is appropriate for you may depend on your particular circumstances, including other financial resources that may be available to your Beneficiary to pay taxes on your Annuity should you die during the accumulation period. No benefit is payable if death occurs on or after the Annuity Date.
The Enhanced Beneficiary Protection Optional Death Benefit provides a benefit that is payable in addition to the basic Death Benefit. If the Annuity has one Owner, the Owner must be age 75 or less at the time the benefit is purchased. If the Annuity has joint Owners, the oldest Owner must be age 75 or less. If the Annuity is owned by an entity, the Annuitant must be age 75 or less.
Calculation of Enhanced Beneficiary Protection Optional Death Benefit
If you purchase the Enhanced Beneficiary Protection Optional Death Benefit, the Death Benefit is calculated as follows:

1.	the basic Death Benefit described above
PLUS

2.	50% of the “Death Benefit Amount” less purchase payments reduced by proportional withdrawals.
“Death Benefit Amount” includes your Account Value and any amounts added to your Account Value under the Annuity’s basic Death Benefit when the Death Benefit is calculated. Under the basic Death Benefit, amounts are added to your Account Value when the Account Value is less than purchase payments minus proportional withdrawals.
“Proportional Withdrawals” are determined by calculating the percentage of your Account Value that each prior withdrawal represented when withdrawn.
The amount calculated in Items 1 & 2 above may be reduced by any Credits under certain circumstances.
The Enhanced Beneficiary Protection Optional Death Benefit is subject to a maximum of 50% of all purchase payments applied to the Annuity at least 12 months prior to the death of the decedent that triggers the payment of the Death Benefit.
Please refer to the section entitled “Tax Considerations” for a discussion of special tax considerations for purchasers of this benefit.
NOTE: You may not elect the Enhanced Beneficiary Protection Optional Death Benefit if you have elected any other Optional Death Benefit.
Guaranteed Minimum Death Benefit
If the Annuity has one Owner, the Owner must be age 80 or less at the time the optional Death Benefit is purchased. If the Annuity has joint Owners, the oldest Owner must be age 80 or less. If the Annuity is owned by an entity, the Annuitant must be age 80 or less.
Key Terms Used with the Guaranteed Minimum Death Benefit

▪	The Death Benefit Target Date is the contract anniversary on or after the 80th birthday of the current Owner, the oldest of either joint Owner or the Annuitant, if entity owned.

▪	The Highest Anniversary Value equals the highest of all previous “Anniversary Values” on or before the earlier of the Owner’s date of death and the “Death Benefit Target Date”.

▪
The Anniversary Value is the Account Value as of each anniversary of the Issue Date plus the sum of all purchase payments on or after such anniversary less the sum of all “Proportional Reductions” since such anniversary.

▪
A Proportional Reduction is a reduction to the value being measured caused by a withdrawal, equaling the percentage of the withdrawal as compared to the Account Value as of the date of the withdrawal. For example, if your Account Value is $10,000 and you withdraw $2,000 (a 20% reduction), we will reduce both your Anniversary Value and the amount determined by purchase payments increasing at the appropriate interest rate by 20%.

Calculation of Guaranteed Minimum Death Benefit
The Guaranteed Minimum Death Benefit depends on whether death occurs before or after the Death Benefit Target Date.
If the Owner dies before the Death Benefit Target Date, the Death Benefit equals the greatest of:

1.	the Account Value in the Sub-accounts plus the Interim Value of any Fixed Allocations (no MVA) as of the date we receive in writing “due proof of death”; and

2.
the sum of all purchase payments minus the sum of all Proportional Reductions, each increasing daily until the Owner’s date of death at a rate of 5.0%, subject to a limit of 200% of the difference between the sum of all purchase payments and the sum of all withdrawals as of the Owner’s date of death; and

3.	the “Highest Anniversary Value” on or immediately preceding the Owner’s date of death.
The amount determined by this calculation is increased by any purchase payments received after the Owner’s date of death and decreased by any Proportional Reductions since such date. The amount calculated in Items 1 & 3 above may be reduced by any Credits under certain circumstances.
If the Owner dies on or after the Death Benefit Target Date, the Death Benefit equals the greater of:

1.	the Account Value as of the date we receive in writing “due proof of death” (an MVA may be applicable to amounts in any Fixed Allocations); and

2.	the greater of Item 2 & 3 above on the Death Benefit Target Date plus the sum of all purchase payments less the sum of all Proportional Reductions since the Death Benefit Target Date.
The amount calculated in Item 1 above may be reduced by any Credits under certain circumstances.
Annuities with Joint Owners
For Annuities with Joint Owners, the Death Benefit is calculated as shown above except that the age of the oldest of the Joint Owners is used to determine the Death Benefit Target Date. NOTE: If you and your spouse own the Annuity jointly, we will pay the Death Benefit to the Beneficiary. If the sole primary Beneficiary is the surviving spouse, then the surviving spouse can elect to assume ownership of the Annuity and continue the contract instead of receiving the Death Benefit.
Annuities owned by Entities
For Annuities owned by an entity, the Death Benefit is calculated as shown above except that the age of the Annuitant is used to determine the Death Benefit Target Date. Payment of the Death Benefit is based on the death of the Annuitant (or Contingent Annuitant, if applicable).
Can I terminate the optional Death Benefits? Do the optional Death Benefits terminate under other circumstances?
You can terminate the Enhanced Beneficiary Protection Optional Death Benefit and the Guaranteed Minimum Death Benefit at any time. Upon termination, you will be required to pay a pro-rata portion of the annual charge for the benefit. Both optional Death Benefits will terminate automatically on the Annuity Date. We may also terminate any optional Death Benefit if necessary to comply with our interpretation of the Code and applicable regulations.
What are the Charges for the Optional Death Benefits?
We deduct a charge from your Account Value if you elect to purchase either optional Death Benefit. The Enhanced Beneficiary Protection Death Benefit costs 0.25% of Account Value. The Guaranteed Minimum Death Benefit costs 0.30% of the current Death Benefit. The charges for these death benefits are deducted in arrears each Annuity Year. No charge applies after the Annuity Date. We deduct the charge:

1.	on each anniversary of the Issue Date;

2.	when Account Value is transferred to our general account prior to the Annuity Date;

3.	if you surrender your Annuity; and

4.	if you choose to terminate the benefit (Enhanced Beneficiary Protection Optional Death Benefit only)
If you surrender the Annuity, elect to begin receiving annuity payments or terminate the benefit on a date other than an anniversary of the Issue Date, the charge will be prorated. During the first year after the Issue Date, the charge will be prorated from the Issue Date. In all subsequent years, it would be prorated from the last anniversary of the Issue Date.
We first deduct the amount of the charge pro-rata from the Account Value in the variable investment options. We only deduct the charge pro-rata from the Fixed Allocations to the extent there is insufficient Account Value in the variable investment options to pay the charge. If your Annuity’s Account Value is insufficient to pay the charge, we may deduct your remaining Account Value and terminate your Annuity. We will notify you if your Account Value is insufficient to pay the charge and allow you to submit an additional Purchase Payment to continue your Annuity.
Please refer to the section entitled “Tax Considerations” for additional considerations in relation to the optional Death Benefit.
ADDITIONAL CALCULATIONS
Examples of Enhanced Beneficiary Protection Optional Death Benefit Calculation
The following are examples of how the Enhanced Beneficiary Protection Optional Death Benefit is calculated. Each example assumes that a $50,000 initial Purchase Payment is made and that no withdrawals are made prior to the Owner’s death. Each example assumes that there is one Owner who is age 50 on the Issue Date and that all Account Value is maintained in the variable investment options.
NOTE: The examples below do not include Credits which may be recovered by Prudential Annuities under certain circumstances.

Example with Sub-account increase
Assume that the Owner’s Account Value has been increasing due to positive Sub-account performance. On the date we receive due proof of death, the Account Value is $75,000. The basic Death Benefit is calculated as purchase payments minus proportional withdrawals, or Account Value less the amount of any Credits applied within 12-months prior to the date of death, whichever is greater. Therefore, the basic Death Benefit is equal to $75,000. The Enhanced Beneficiary Protection Optional Death Benefit is equal to the amount payable under the basic Death Benefit ($75,000) PLUS 50% of the “Death Benefit Amount” less purchase payments reduced by proportional withdrawals.

Purchase payments	=	$50,000
Account Value	=	$75,000
Basic Death Benefit	=	$75,000
Death Benefit Amount	=	$75,000 – $50,000 = $25,000

Amount Payable Under Enhanced Beneficiary Protection Optional Death Benefit
	=	$75,000 + $12,500 = $87,500
Examples with Sub-account decline
Assume that the Owner’s Account Value has been decreasing due to declines in Sub-account performance. On the date we receive due proof of death, the Account Value is $45,000. The basic Death Benefit is calculated as purchase payments minus proportional withdrawals, or Account Value less the amount of any Credits applied within 12-months prior to the date of death, whichever is greater. Therefore, the basic Death Benefit is equal to $50,000. The Enhanced Beneficiary Protection Optional Death Benefit is equal to the amount payable under the basic Death Benefit ($50,000) PLUS 50% of the “Death Benefit Amount” less purchase payments reduced by proportional withdrawals.

Purchase payments	=	$50,000
Account Value	=	$40,000
Basic Death Benefit	=	$50,000
Death Benefit Amount	=	$50,000 – $50,000 = $0

Amount Payable Under Enhanced Beneficiary Protection Optional Death Benefit
	=	$50,000 + $0 = $50,000
In this example you would receive no additional benefit from purchasing the Enhanced Beneficiary Protection Optional Death Benefit.
Examples of Guaranteed Minimum Death Benefit Calculation
The following are examples of how the Guaranteed Minimum Death Benefit is calculated. Each example assumes that a $50,000 initial Purchase Payment is made and that no withdrawals are made prior to the Owner’s death. Each example assumes that there is one Owner who is age 50 on the Issue Date and that all Account Value is maintained in the variable investment options.
NOTE: The examples below do not include Credits which may be recovered by Prudential Annuities under certain circumstances.
Example of Sub-account increase
Assume that the Owner’s Account Value has generally been increasing due to positive Sub-account performance. On the date we receive due proof of death, the Account Value is $90,000. The Highest Anniversary Value at the end of any previous period is $72,000. The Death Benefit would be the Account Value ($90,000) because it is greater than the Highest Anniversary Value ($72,000) or the sum of prior purchase payments increased by 5.0% annually ($73,872.77).
Example of Sub-account decrease
Assume that the Owner’s Account Value generally increased until the fifth anniversary but generally has been decreasing since the fifth contract anniversary. On the date we receive due proof of death, the Account Value is $48,000. The Highest Anniversary Value at the end of any previous period is $54,000. The Death Benefit would be the sum of prior purchase payments increased by 5.0% annually ($73,872.77) because it is greater than the Highest Anniversary Value ($54,000) or the Account Value ($48,000).
Example of Sub-account increase followed by decrease
Assume that the Owner’s Account Value increased significantly during the first six years following the Issue Date. On the sixth anniversary date the Account Value is $90,000. During the seventh Annuity Year, the Account Value increases to as high as $100,000 but then subsequently falls to $80,000 on the date we receive due proof of death. The Death Benefit would be the Highest Anniversary Value at the end of any previous period ($90,000), which occurred on the sixth anniversary, although the Account Value was higher during the subsequent period. The Account Value on the date we receive due proof of death ($80,000) is lower, as is the sum of all prior purchase payments increased by 5.0% annually ($73,872.77).

APPENDIX F – FORMULA UNDER HIGHEST DAILY LIFETIME® FIVE INCOME BENEFIT
We set out below the current formula under which we may transfer amounts between the variable investment options and the Benefit Fixed Rate Account. Upon your election of Highest Daily Lifetime Five, we will not alter the formula that applies to your Annuity. However, as discussed in the “Living Benefits” section, we reserve the right to modify this formula with respect to those who elect Highest Daily Lifetime Five in the future.
TERMS AND DEFINITIONS REFERENCED IN THE CALCULATION FORMULA:

▪	Cu – the upper target is established on the effective date of the Highest Daily Lifetime Five benefit (the “Effective Date”) and is not changed for the life of the guarantee. Currently, it is 83%.

▪	Ct – the target is established on the Effective Date and is not changed for the life of the guarantee. Currently, it is 80%.

▪	Cl – the lower target is established on the Effective Date and is not changed for the life of the guarantee. Currently, it is 77%.

▪	L – the target value as of the current Valuation Day.

▪	r – the target ratio.

▪
a – the factors used in calculating the target value. These factors are established on the Effective Date and are not changed for the life of the guarantee. The factors that we use currently are derived from the a2000 Individual Annuity Mortality Table with an assumed interest rate of 3%. Each number in the table “a” factors (which appears below) represents a factor, which when multiplied by the Highest Daily Annual Income Amount, projects our total liability for the purpose of asset transfers under the guarantee.

▪
Q – age based factors used in calculating the target value. These factors are established on the Effective Date and are not changed for the life of the guarantee. The factor is currently set equal to 1.

▪	V – the total value of all Permitted Sub-accounts in the Annuity.

▪	F – the total value of all Benefit Fixed Rate Account allocations.

▪
I – the income value prior to the first withdrawal. The income value is equal to what the Highest Daily Annual Income Amount would be if the first withdrawal were taken on the date of calculation. After the first withdrawal the income value equals the greater of the Highest Daily Annual Income Amount, the quarterly step-up amount times the annual income percentage, and the Account Value times the annual income percentage.

▪	T – the amount of a transfer into or out of the Benefit Fixed Rate Account.

▪	I% – annual income amount percentage. This factor is established on the Effective Date and is not changed for the life of the guarantee. Currently, this percentage is equal to 5%
TARGET VALUE CALCULATION:
On each Valuation Day, a target value (L) is calculated, according to the following formula. If the variable Account Value (V) is equal to zero, no calculation is necessary.

L	=	I * Q * a
TRANSFER CALCULATION:
The following formula, which is set on the Effective Date and is not changed for the life of the guarantee, determines when a transfer is required:

Target Ratio r	=	(L – F) / V.

▪	If r > Cu, assets in the Permitted Sub-accounts are transferred to Benefit Fixed Rate Account.

▪	If r < Cl, and there are currently assets in the Benefit Fixed Rate Account (F > 0), assets in the Benefit Fixed Rate Account are transferred to the Permitted Sub-accounts.
The following formula, which is set on the Effective Date and is not changed for the life of the guarantee, determines the transfer amount:

T	=	{Min(V, [L – F – V * Ct] / (1 – Ct))}	T>0, Money moving from the Permitted Sub-accounts to the Benefit Fixed Rate Account
T	=	{Min(F, [L – F – V * Ct] / (1 – Ct))}	T<0, Money moving from the Benefit Fixed Rate Account to the Permitted Sub-accounts]

Example:
Male age 65 contributes $100,000 into the Permitted Sub accounts and the value drops to $92,300 during year one, end of day one. A table of values for “a” appears below.
Target Value Calculation:

L	=	I * Q * a
	=	5000.67 * 1 * 15.34
	=	76,710.28
Target Ratio:

r	=	(L – F) / V
	=	(76,710.28 – 0) / 92,300.00
	=	83.11%
Since r > Cu ( because 83.11% > 83%) a transfer into the Benefit Fixed Rate Account occurs.

T	=	{Min (V, [L – F – V * Ct] / (1 – Ct))}
	=	{Min (92,300.00, [76,710.28 – 0 – 92,300.00 * 0.80] / (1 – 0.80))}
	=	{Min (92,300.00,14,351.40)}
	=	14,351.40
FORMULA FOR CONTRACTS WITH 90% CAP FEATURE TARGET VALUE CALCULATION:
On each Valuation Day, a target value (L) is calculated, according to the following formula. If the variable Account Value (V) is equal to zero, no calculation is necessary.

L	=	I * Q * a
If you elect this feature, the following replaces the “Transfer Calculation” above.
Transfer Calculation:
The following formula, which is set on the effective date of this feature and is not changed for the life of the guarantee, determines when a transfer is required: On the effective date of this feature (and only on the effective date of this feature), the following asset transfer calculation is performed to determine the amount of Account Value allocated to the Benefit Fixed Rate Account:
If (F / (V + F) > .90) then T = F – (V + F) * .90
If T is greater than $0 as described above, then no additional transfer calculations are performed on the effective date.
On each Valuation Day thereafter (including the effective date of this feature provided F / (V + F) <= .90), the following asset transfer calculation is performed

Target Ratio r	=	(L – F) / V

▪	If r > Cu, assets in the Permitted Sub-accounts are transferred to the Benefit Fixed Rate Account (subject to the 90% cap rule described above).

▪	If r < Cl and there are currently assets in the Benefit Fixed Rate Account (F > 0), assets in the Benefit Fixed Rate Account are transferred to the Permitted Sub-accounts.
The following formula, which is set on the Effective Date of this feature and is not changed for the life of the guarantee, determines the transfer amount:

T	=	Min(MAX (0, (0.90 * (V + F)) – F), [L – F – V * Ct] / (1 – Ct))	Money is transferred from the elected Permitted Sub-accounts to Benefit Fixed Rate Account
T	=	Min(F, – [L – F – V * Ct] / (1 – Ct)),	Money is transferred from the Benefit Fixed Rate Account to the Permitted Sub-accounts

Age 65 “a” Factors for Liability Calculations
(in Years and Months since Benefit Effective Date)*

Years	Months 1	2	3	4	5	6	7	8	9	10	11	12
1	15.34	15.31	15.27	15.23	15.20	15.16	15.13	15.09	15.05	15.02	14.98	14.95
2	14.91	14.87	14.84	14.80	14.76	14.73	14.69	14.66	14.62	14.58	14.55	14.51
3	14.47	14.44	14.40	14.36	14.33	14.29	14.26	14.22	14.18	14.15	14.11	14.07
4	14.04	14.00	13.96	13.93	13.89	13.85	13.82	13.78	13.74	13.71	13.67	13.63
5	13.60	13.56	13.52	13.48	13.45	13.41	13.37	13.34	13.30	13.26	13.23	13.19
6	13.15	13.12	13.08	13.04	13.00	12.97	12.93	12.89	12.86	12.82	12.78	12.75
7	12.71	12.67	12.63	12.60	12.56	12.52	12.49	12.45	12.41	12.38	12.34	12.30
8	12.26	12.23	12.19	12.15	12.12	12.08	12.04	12.01	11.97	11.93	11.90	11.86
9	11.82	11.78	11.75	11.71	11.67	11.64	11.60	11.56	11.53	11.49	11.45	11.42
10	11.38	11.34	11.31	11.27	11.23	11.20	11.16	11.12	11.09	11.05	11.01	10.98
11	10.94	10.90	10.87	10.83	10.79	10.76	10.72	10.69	10.65	10.61	10.58	10.54
12	10.50	10.47	10.43	10.40	10.36	10.32	10.29	10.25	10.21	10.18	10.14	10.11
13	10.07	10.04	10.00	9.96	9.93	9.89	9.86	9.82	9.79	9.75	9.71	9.68
14	9.64	9.61	9.57	9.54	9.50	9.47	9.43	9.40	9.36	9.33	9.29	9.26
15	9.22	9.19	9.15	9.12	9.08	9.05	9.02	8.98	8.95	8.91	8.88	8.84
16	8.81	8.77	8.74	8.71	8.67	8.64	8.60	8.57	8.54	8.50	8.47	8.44
17	8.40	8.37	8.34	8.30	8.27	8.24	8.20	8.17	8.14	8.10	8.07	8.04
18	8.00	7.97	7.94	7.91	7.88	7.84	7.81	7.78	7.75	7.71	7.68	7.65
19	7.62	7.59	7.55	7.52	7.49	7.46	7.43	7.40	7.37	7.33	7.30	7.27
20	7.24	7.21	7.18	7.15	7.12	7.09	7.06	7.03	7.00	6.97	6.94	6.91
21	6.88	6.85	6.82	6.79	6.76	6.73	6.70	6.67	6.64	6.61	6.58	6.55
22	6.52	6.50	6.47	6.44	6.41	6.38	6.36	6.33	6.30	6.27	6.24	6.22
23	6.19	6.16	6.13	6.11	6.08	6.05	6.03	6.00	5.97	5.94	5.92	5.89
24	5.86	5.84	5.81	5.79	5.76	5.74	5.71	5.69	5.66	5.63	5.61	5.58
25	5.56	5.53	5.51	5.48	5.46	5.44	5.41	5.39	5.36	5.34	5.32	5.29
26	5.27	5.24	5.22	5.20	5.18	5.15	5.13	5.11	5.08	5.06	5.04	5.01
27	4.99	4.97	4.95	4.93	4.91	4.88	4.86	4.84	4.82	4.80	4.78	4.75
28	4.73	4.71	4.69	4.67	4.65	4.63	4.61	4.59	4.57	4.55	4.53	4.51
29	4.49	4.47	4.45	4.43	4.41	4.39	4.37	4.35	4.33	4.32	4.30	4.28
30	4.26	4.24	4.22	4.20	4.18	4.17	4.15	4.13	4.11	4.09	4.07	4.06
31	4.04	4.02	4.00	3.98	3.97	3.95	3.93	3.91	3.90	3.88	3.86	3.84
32	3.83	3.81	3.79	3.78	3.76	3.74	3.72	3.71	3.69	3.67	3.66	3.64
33	3.62	3.61	3.59	3.57	3.55	3.54	3.52	3.50	3.49	3.47	3.45	3.44
34	3.42	3.40	3.39	3.37	3.35	3.34	3.32	3.30	3.29	3.27	3.25	3.24
35	3.22	3.20	3.18	3.17	3.15	3.13	3.12	3.10	3.08	3.07	3.05	3.03
36	3.02	3.00	2.98	2.96	2.95	2.93	2.91	2.90	2.88	2.86	2.85	2.83
37	2.81	2.79	2.78	2.76	2.74	2.73	2.71	2.69	2.68	2.66	2.64	2.62
38	2.61	2.59	2.57	2.56	2.54	2.52	2.51	2.49	2.47	2.45	2.44	2.42
39	2.40	2.39	2.37	2.35	2.34	2.32	2.30	2.29	2.27	2.25	2.24	2.22
40	2.20	2.19	2.17	2.15	2.14	2.12	2.11	2.09	2.07	2.06	2.04	2.02
41	2.01	1.84	1.67	1.51	1.34	1.17	1.00	0.84	0.67	0.50	0.33	0.17

*	The values set forth in this table are applied to all ages, and apply whether or not the 90% cap is elected.

APPENDIX G – ANNUITIES APPROVED FOR SALE BY THE NEW YORK STATE INSURANCE DEPARTMENT

	ASL II NY	APEX II NY	ASAP III NY	XTra Credit SIX NY
Minimum Investment	$15,000	$10,000	$1,000	$10,000
Maximum Issue Age	Annuitant 85; Oldest Owner 85	Annuitant 85 Oldest Owner 85	Annuitant 85 Oldest Owner 80	Annuitant 85 Oldest Owner 75
Contingent Deferred Sales Charge Schedule	None	4 Years (7%, 6%, 5%, 4%) (Applied to purchase payments based on the inception date of the Annuity)	7 Years (7%, 6%, 5%, 4%, 3%, 2%, 1%) (Applied to purchase payments based on the inception date of the Annuity)
10 Years
For contracts issued on or after August 27, 2007:
(9%, 9%, 8%, 7%, 6%,
5%, 4%, 3%, 2%, 1%)
For contracts issued before August 27, 2007:
(9%, 9%, 8.5%, 8%, 7%,
6%, 5%, 4%, 3%, 2%)
(Applied to purchase
payments based on the
inception date of the
Annuity)

Insurance Charge	1.65%	1.65%	0.65%	0.65%
Distribution Charge	N/A	N/A	0.60% annuity years 1-7 0.0% annuity years 8+	1.00% annuity years 1-10 0.00% annuity years 11+
Annual Maintenance Fee	Lesser of $30 or 2% of Account Value Waived for Account Values exceeding $100,000	Lesser of $30 or 2% of Account Value Waived for Account Values exceeding $100,000	Lesser of $30 or 2% of Account Value Waived for Account Values exceeding $100,000	Lesser of $30 or 2% of Account Value
Transfer Fee	$10 after twenty in any annuity year. May be increased to $15 after eight in any annuity year	$10 after twenty in any annuity year.	$10 after twenty in any annuity year. May be increased to $15 after eight in any annuity year	$10 after twenty in any annuity year

	ASL II NY	APEX II NY	ASAP III NY	XTra Credit SIX NY
Contract Credit	No
Yes. Effective for
Contracts issued on or after June 20, 2005. Generally
we apply a Loyalty Credit
to your Annuity’s Account
Value at the end of your
fifth contract year (i.e. on
your fifth Contract
Anniversary). Currently
the Loyalty Credit is equal
to 2.75% of total purchase
payments made during the
first four contract years
less the cumulative amount
of withdrawals made
(including the deduction of
any CDSC amounts)
through the fifth Contract
Anniversary

Yes. Effective for
Contracts issued on or after July 24, 2006. Generally
we apply a Loyalty Credit
to your Annuity’s Account
Value at the end of your
fifth contract year (i.e. on
your fifth Contract
Anniversary). Currently
the Loyalty Credit is equal
to 0.50% of total purchase
payments made during the
first four contract years
less the cumulative amount
of withdrawals made
(including the deduction of any CDSC amounts)
through the fifth Contract
Anniversary

Yes The amount of the
credit applied to a Purchase Payment is based on the
year the Purchase Payment
is received, for the first 6
years of the contract.
Currently the credit
percentages for each year
starting with the first year
are: 6.50%, 5.00%, 4.00%,
3.00%, 2.00%, and 1.00%.

Fixed Allocation (If available, early withdrawals are subject to a Market Value Adjustment) (“MVA”)
Fixed Allocations Available (Currently offering durations of: 5, 7, and 10 years) The MVA formula for NY is [(1+I)/ (1+J)] N/365 The MVA formula does not apply during the 30 day period immediately before the end of the Guarantee Period.

Fixed Allocations Available (Currently offering durations of: 5, 7, and 10 years) The MVA formula for NY is [(1+I)/ (1+J)] N/365 The MVA formula does not apply during the 30 day period immediately before the end of the Guarantee Period.

Fixed Allocations Available (Currently offering durations of: 2, 3, 5, 7, and 10 years) The MVA formula for NY is [(1+I)/ (1+J)] N/365 The MVA formula does not apply during the 30 day period immediately before the end of the Guarantee Period.
No
Variable Investment Options	All options generally available except where restrictions apply when certain riders are purchased. ProFund Portfolios are restricted for ASL II, ASAP III, and XTra Credit SIX.	All options generally available except where restrictions apply when certain riders are purchased. ProFund Portfolios are restricted for ASL II, ASAP III, and XTra Credit SIX.	All options generally available except where restrictions apply when certain riders are purchased. ProFund Portfolios are restricted for ASL II, ASAP III, and XTra Credit SIX.	All options generally available except where restrictions apply when certain riders are purchased. ProFund Portfolios are restricted for ASL II, ASAP III, and XTra Credit SIX.

(1)	For more information on these benefits, refer to the “Death Benefit” section in the Prospectus.

	ASL II NY	APEX II NY	ASAP III NY	XTra Credit SIX NY
Basic Death Benefit	The greater of: purchase payments less proportional withdrawals or Account Value (variable) plus Interim Value (fixed). (No MVA applied)	The greater of: purchase payments less proportional withdrawals or Account Value (variable) plus Interim Value (fixed). (No MVA applied)	The greater of: purchase payments less proportional withdrawals or Account Value (variable) plus Interim Value (fixed). (No MVA applied)	The greater of: purchase payments less proportional withdrawals or Account Value (variable) (No MVA applied) (No recapture of credits applied within 12 months prior to date of death)
Optional Death Benefits (for an additional cost) [1]	Highest Anniversary Value (HAV)	HAV	HAV	HAV
Optional Living Benefits (for an additional cost) [2]
GRO Plus, GRO Plus 2008 Guaranteed Minimum Withdrawal Benefit, (GMWB), Guaranteed Minimum Income Benefit (GMIB), Lifetime Five, Spousal Lifetime Five, Highest Daily Lifetime Five, Highest Daily Lifetime Seven, Spousal Highest Daily Lifetime Seven, Highest Daily GRO, Highest Daily Lifetime 7 Plus, Spousal Highest Daily Lifetime 7 Plus, Highest Daily Lifetime 6 Plus, Spousal Highest Daily Lifetime 6 Plus

GRO Plus, GRO Plus 2008 GMWB, GMIB, Lifetime Five, Spousal Lifetime Five, Highest Daily Lifetime Five, Highest Daily Lifetime Seven, Spousal Highest Daily Lifetime Seven, Highest Daily GRO, Highest Daily Lifetime 7 Plus, Spousal Highest Daily Lifetime 7 Plus, Highest Daily Lifetime 6 Plus, Spousal Highest Daily Lifetime 6 Plus

GRO Plus, GRO Plus 2008 GMWB, GMIB, Lifetime Five, Spousal Lifetime Five, Highest Daily Lifetime Five, Highest Daily Lifetime Seven, Spousal Highest Daily Lifetime Seven, Highest Daily GRO, Highest Daily Lifetime 7 Plus and Spousal Highest Daily Lifetime 7 Plus, Highest Daily Lifetime 6 Plus, Spousal Highest Daily Lifetime 6 Plus

GRO Plus, GRO Plus 2008 GMWB, GMIB, Lifetime Five, Spousal Lifetime Five, Highest Daily Lifetime Five, Highest Daily Lifetime Seven, Spousal Highest Daily Lifetime Seven, Highest Daily GRO, Highest Daily Lifetime 7 Plus and Spousal Highest Daily Lifetime 7 Plus, Highest Daily Lifetime 6 Plus, Spousal Highest Daily Lifetime 6 Plus

Annuity Rewards [3]	No	Available after initial CDSC period	Available after initial CDSC period	Available after initial CDSC period
Annuitization Options
Fixed option only Annuity date cannot exceed the first day of the calendar month following Annuitant’s 90th birthday. The maximum Annuity Date is based on the first Owner or Annuitant to reach the maximum age, as indicated in your Annuity.

Fixed option only Annuity date cannot exceed the first day of the calendar month following Annuitant’s 90th birthday. The maximum Annuity Date is based on the first Owner or Annuitant to reach the maximum age, as indicated in your Annuity.

Fixed option only Annuity date cannot exceed the first day of the calendar month following Annuitant’s 90th birthday. The maximum Annuity Date is based on the first Owner or Annuitant to reach the maximum age, as indicated in your Annuity.

Fixed option only Annuity date cannot exceed the first day of the calendar month following Annuitant’s 90th birthday. The maximum Annuity Date is based on the first Owner or Annuitant to reach the maximum age, as indicated in your Annuity.

Medically Related Surrender	No	No	No	No

(1)	For more information on these benefits, refer to the “Living Benefits” section in the Prospectus.

(2)
Highest Daily Lifetime Seven with Beneficiary Income Option (BIO), Spousal Highest Daily Lifetime Seven with Beneficiary Income Option (BIO), Highest Daily Lifetime Seven with Lifetime Income Accelerator (LIA), Highest Daily Lifetime 7 Plus with BIO, Spousal Highest Daily Lifetime 7 Plus with BIO, Highest Daily Lifetime 7 Plus with LIA, and Highest Daily Lifetime 6 Plus with LIA are not currently available in New York.

(3)
The Annuity rewards benefit offers Owners an ability to increase the guaranteed death benefit so that the death benefit will at least equal the Annuity’s Account Value on the effective date of the Annuity Rewards benefits, if the terms of the Annuity Rewards benefit are met.

For more information about variations applicable to annuities approved for sale by the New York State Insurance Department, please refer to your Annuity Contract.

APPENDIX H – FORMULA UNDER GRO PLUS 2008
(The following formula also applies to elections of HD GRO, if HD GRO was elected prior to July 16, 2010)
THE FOLLOWING ARE THE TERMS AND DEFINITIONS REFERENCED IN THE TRANSFER CALCULATION FORMULA:

▪	AV is the current Account Value of the Annuity

▪	V is the current Account Value of the elected Sub-accounts of the Annuity

▪	B is the total current value of the AST bond portfolio Sub-account

▪	Cl is the lower target value. Currently, it is 79%.

▪	Ct is the middle target value. Currently, it is 82%.

▪	Cu is the upper target value. Currently, it is 85%.
For each guarantee provided under the benefit,

▪	Gi is the guarantee amount

▪	Ni is the number of days until the maturity date

▪
di is the discount rate applicable to the number of days until the maturity date.The discount rate is determined by taking the greater of the Benchmark Index Interest Rate less the Discount Rate Adjustment, and the Discount Rate Minimum. Once selected, we will not change the applicable benchmark index. However, if the benchmark index is discontinued, we will substitute a successor benchmark index, if there is one. Otherwise we will substitute a comparable benchmark index. We will obtain any required regulatory approvals prior to substitution of the benchmark index.

The formula, which is set on the Effective Date and is not changed while the Rider is in effect, determines, on each Valuation Day, when a transfer is required.
The formula begins by determining the value on that Valuation Day that, if appreciated at the applicable discount rate, would equal the guarantee amount at the end of the Base Guarantee Period or Step-Up Guarantee Period. We call the greatest of these values the “current liability (L).”

L	=	MAX(Li), where Li = Gi / (1 + di)^(Ni /365).
Next the formula calculates the following formula ratio:

r	=	(L – B) / V.
If the formula ratio exceeds an upper target value, then all or a portion of the Account Value will be transferred to the bond fund Sub-account associated with the current liability. If at the time we make a transfer to the bond fund Sub-account associated with the current liability there is Account Value allocated to a bond fund Sub-account not associated with the current liability, we will transfer all assets from that bond fund Sub-account to the bond fund Sub-account associated with the current liability.
The formula will transfer assets into the Transfer Account if r > Cu.
The transfer amount is calculated by the following formula:

T	=	{Min(V, [L – B – V * Ct] / (1 – Ct))}
If the formula ratio is less than a lower target value and there are assets in the Transfer Account, then the formula will transfer assets out of the Transfer Account into the elected Sub-accounts.
The transfer amount is calculated by the following formula:

T	=	{Min(B, – [L – B – V * Ct] / (1 – Ct))}
If following a transfer to the elected Sub-accounts, there are assets remaining in a bond fund Sub-account not associated with the current liability, we will transfer all assets from that bond fund Sub-account to the bond fund Sub-account associated with the current liability.

FORMULA FOR ANNUITIES WITH 90% CAP RULE FEATURE – GRO PLUS 2008 AND
HIGHEST DAILY GRO
(The following formula also applies to elections of HD GRO with 90% cap, if HD GRO with 90% cap was elected prior to July 16, 2010)
THE FOLLOWING ARE THE TERMS AND DEFINITIONS REFERENCED IN THE TRANSFER CALCULATION FORMULA:

▪	AV is the current Account Value of the Annuity

▪	V is the current Account Value of the elected Sub-accounts of the Annuity

▪	B is the total current value of the AST bond portfolio Sub-account

▪	C1 is the lower target value. Currently, it is 79%.

▪	Ct is the middle target value. Currently, it is 82%.

▪	Cu is the upper target value. Currently, it is 85%.

▪	T is the amount of a transfer into or out of the Transfer AST bond portfolio Sub-account.
For each guarantee provided under the benefit,

▪	Gi is the guarantee amount

▪	Ni is the number of days until the maturity date

▪
di is the discount rate applicable to the number of days until the maturity date. It is determined with reference to a benchmark index, reduced by the Discount Rate Adjustment and subject to the discount rate minimum. The discount rate minimum, beginning on the effective date of the benefit, is three percent, and will decline monthly over the first twenty-four months following the effective date of the benefit to one percent in the twenty-fifth month, and will remain at one percent for every month thereafter. Once selected, we will not change the applicable benchmark index. However, if the benchmark index is discontinued, we will substitute a successor benchmark index, if there is one. Otherwise we will substitute a comparable benchmark index. We will obtain any required regulatory approvals prior to substitution of the benchmark index.

Transfer Calculation
The formula, which is set on the Effective Date of the 90% Cap Rule, and is not changed while the benefit is in effect, determines, on each Valuation Day, when a transfer is required.
On the Effective Date of the 90% Cap Rule (and only on this date), the following asset transfer calculation is performed to determine the amount of Account Value allocated to the AST bond portfolio Sub-account:

If (B / (V + B) > .90), then
T	=	B – [(V + B) * .90]
If T as described above is greater than $0, then that amount (“T”) is transferred from the AST bond portfolio Sub-account to the elected Sub-accounts and no additional transfer calculations are performed on the Effective Date of the 90% Cap Rule. Any transfers into the AST bond portfolio Sub-account are suspended. The suspension will be lifted once a transfer out of the AST bond portfolio Sub-account occurs.
On each Valuation Date thereafter (including the Effective Date of the 90% Cap Rule, provided (B / (V + B) < = .90), the formula begins by determining the value on that Valuation Day that, if appreciated at the applicable discount rate, would equal the Guarantee Amount at the end of the Guarantee Period. We call the greatest of these values the “current liability (L).”

L	=	MAX(Li), where Li = Gi / (1 + di)^(Ni /365).
Next the formula calculates the following formula ratio:

r	=	(L – B) / V
If the formula ratio exceeds an upper target value, then all or a portion of the Account Value will be transferred to the AST bond portfolio Sub-account associated with the current liability, subject to the rule that prevents a transfer into that AST bond portfolio Sub-account if 90% or more of Account Value is in that Sub-account (the “90% cap rule”). If, at the time we make a transfer to the AST bond portfolio Sub-account associated with the current liability, there is Account Value allocated to an AST bond portfolio Sub-account not associated with the current liability, we will transfer all assets from that AST bond portfolio Sub-account to the AST bond portfolio Sub-account associated with the current liability.
The formula will transfer assets into the Transfer AST bond portfolio Sub-account if r > Cu, subject to the 90% cap rule.

The transfer amount is calculated by the following formula:

T	=	{Min(MAX(0, (.90 * (V + B)) – B), [L – B – V * Ct] / (1 – Ct))}
If the formula ratio is less than a lower target value and there are assets in the Transfer AST bond portfolio Sub-account, then the formula will transfer assets out of the Transfer AST bond portfolio Sub-account into the elected Sub-accounts.
The formula will transfer assets out of the Transfer AST bond portfolio Sub-account if r < Cl and B > 0.
The transfer amount is calculated by the following formula:

T	=	{Min(B, – [L – B – V * Ct] / (1 – Ct))}
If, following a transfer to the elected Sub-accounts, there are assets remaining in an AST bond portfolio Sub-account not associated with the current liability, we will transfer all assets from that AST bond portfolio Sub-account to the AST bond portfolio Sub-account associated with the current liability.
If transfers into the AST bond portfolio Sub-account are restricted due to the operation of the 90% cap rule, then we will not perform any intra-AST bond portfolio Sub-account transfers. However, if assets transfer out of an AST bond portfolio Sub-account and into the elected Sub-accounts due to the maturity of the AST bond portfolio, by operation of the formula, assets may subsequently transfer to another AST bond portfolio Sub-account that is associated with a future guarantee, subject to the 90% cap rule.

APPENDIX I – FORMULA UNDER HIGHEST DAILY LIFETIME® SEVEN INCOME BENEFIT AND
SPOUSAL HIGHEST DAILY LIFETIME® SEVEN INCOME BENEFIT
(including Highest Daily Lifetime Seven with BIO, Highest Daily Lifetime Seven with LIA and Spousal Highest Daily Lifetime Seven with BIO)
1. Formula for Contracts Issued On or after July 21, 2008 (Without Election Of 90% Cap Feature)
TERMS AND DEFINITIONS REFERENCED IN THE CALCULATION FORMULA:

▪	Cu – the upper target is established on the effective date of the Highest Daily Lifetime Seven benefit (the “Effective Date”) and is not changed for the life of the guarantee. Currently, it is 83%.

▪	Ct – the target is established on the Effective Date and is not changed for the life of the guarantee. Currently, it is 80%.

▪	Cl – the lower target is established on the Effective Date and is not changed for the life of the guarantee. Currently, it is 77%.

▪	L – the target value as of the current business day.

▪	r – the target ratio.

▪	a – factors used in calculating the target value. These factors are established on the Effective Date and are not changed for the life of the guarantee.

▪	Vv – the total value of all Permitted Sub-accounts in the Annuity.

▪	VF – the total value of all elected Fixed Rate Options in the Annuity.

▪	B – the total value of the AST Investment Grade Bond Portfolio Sub-account.

▪
P – Income Basis. Prior to the first withdrawal, the Income Basis is the Protected Withdrawal Value calculated as if the first withdrawal were taken on the date of calculation. After the first withdrawal, the Income Basis is equal to the greater of (1) the Protected Withdrawal Value at the time of the first withdrawal, adjusted for additional purchase payments including the amount of any associated Credits, and adjusted proportionally for excess withdrawals*, (2) any highest quarterly value increased for additional purchase payments including the amount of any associated Credits, and adjusted for withdrawals, and (3) the Account Value.

▪	T – the amount of a transfer into or out of the AST Investment Grade Bond Portfolio Sub-account.

*	Note: withdrawals of less than the Annual Income Amount do not reduce the Income Basis.
TARGET VALUE CALCULATION:
On each business day, a target value (L) is calculated, according to the following formula. If the Account Value (VV + VF) is equal to zero, no calculation is necessary.

L	=	0.05 * P * a
TRANSFER CALCULATION:
The following formula, which is set on the Benefit Effective Date and is not changed for the life of the guarantee, determines when a transfer is required:

Target Ratio r	=	(L – B) / (VV + VF).

▪	If r > Cu, assets in the Permitted Sub-accounts are transferred to the AST Investment Grade Bond Portfolio Sub-account.

▪
If r < Cl, and there are currently assets in the AST Investment Grade Bond Portfolio Sub-account (B > 0), assets in the AST Investment Grade Bond Portfolio Sub-account are transferred to the Permitted Sub-accounts according to most recent allocation instructions.

The following formula, which is set on the Benefit Effective Date and is not changed for the life of the guarantee, determines the transfer amount:

T	=	{Min (VV + VF), [L – B – (VV + VF) * Ct] /(1 – Ct))}	Money is transferred from the Permitted Sub-accounts and Fixed Rate Options to the AST Investment Grade Bond Sub-account
T	=	{Min (B, – [L – B – (VV + VF)* Ct] / (1 – Ct))}	Money is transferred from the AST Investment Grade Bond Sub-account to the Permitted Sub- accounts
2. Formula for Contracts Issued Prior To 7/21/08 (Without Election of 90% Cap Feature)
TERMS AND DEFINITIONS REFERENCED IN THE CALCULATION FORMULA:

▪	Cu – the upper target is established on the effective date of the Highest Daily Lifetime Seven benefit (the “Effective Date”) and is not changed for the life of the guarantee. Currently, it is 83%.

▪	Ct – the target is established on the Effective Date and is not changed for the life of the guarantee. Currently, it is 80%.

▪	Cl – the lower target is established on the Effective Date and is not changed for the life of the guarantee. Currently, it is 77%.

▪	L – the target value as of the current business day.

▪	r – the target ratio.

▪	a – factors used in calculating the target value. These factors are established on the Effective Date and are not changed for the life of the guarantee.

▪	V – the total value of all Permitted Sub-accounts in the annuity.

▪	B – the total value of the AST Investment Grade Bond Portfolio Sub-account.

▪
P – Income Basis. Prior to the first withdrawal, the Income Basis is the Protected Withdrawal Value calculated as if the first withdrawal were taken on the date of calculation. After the first withdrawal, the Income Basis is equal to the greater of (1) the Protected Withdrawal Value at the time of the first withdrawal, adjusted for additional purchase payments including the amount of any associated Credits, and adjusted proportionally for excess withdrawals*, (2) any highest quarterly value increased for additional purchase payments including the amount of any associated Credits, and adjusted for withdrawals, and (3) the Account Value.

▪	T – the amount of a transfer into or out of the AST Investment Grade Bond Portfolio Sub-account

*	Note: withdrawals of less than the Annual Income Amount do not reduce the Income Basis.
TARGET VALUE CALCULATION:
On each business day, a target value (L) is calculated, according to the following formula. If the variable account value (V) is equal to zero, no calculation is necessary.

L = 0.05 * P * a
TRANSFER CALCULATION:
The following formula, which is set on the Benefit Effective Date and is not changed for the life of the guarantee, determines when a transfer is required:

Target Ratio	=	(L – B) / V.

▪	If r > Cu, assets in the Permitted Sub-accounts are transferred to the AST Investment Grade Bond Portfolio Sub-account.

▪
If r < Cl, and there are currently assets in the AST Investment Grade Bond Portfolio Sub-account (B > 0), assets in the AST Investment Grade Bond Portfolio Sub-account are transferred to the Permitted Sub-accounts according to most recent allocation instructions.

The following formula, which is set on the Benefit Effective Date and is not changed for the life of the guarantee, determines the transfer amount:

T	=	{Min(V, [L – B – V * Ct] / (1 – Ct))},	Money is transferred from the Permitted Sub-accounts to the AST Investment Grade Bond Portfolio Sub-account
T	=	{Min(B, – [L – B – V * Ct] / (1 – Ct))}	Money is transferred from the AST Investment Grade Bond Portfolio Sub-account to the Permitted Sub-accounts
3. Formula for Annuities with 90% Cap Feature if Benefit was Elected Prior To July 21, 2008
See above for the Terms and Definitions Referenced in the Calculation Formula.
TARGET VALUE CALCULATION:
On each Valuation Day, a target value (L) is calculated, according to the following formula. Target values are subject to change for new elections of the Rider on a going-forward basis.

L	=	0.05 * P * a
TRANSFER CALCULATION:
The following formula, which is set on the Effective Date of the 90% Cap Rule as shown in the Schedule Supplement and is not changed for the life of the guarantee, determines when a transfer is required. On the Effective Date of the 90% Cap Rule (and only on this date), the following asset transfer calculation is performed to determine the amount of Account Value allocated to the AST Investment Grade Bond Portfolio Sub-account:

If (B / (V + B) > .90) then
T	=	B – [(V + B) * .90]
If T is greater than $0 as described above, then no additional transfer calculations are performed on the Effective Date of the 90% Cap Rule. Any transfers into the AST Investment Grade Bond Portfolio Sub-account are suspended. The suspension will be lifted once a transfer out of the AST Investment Grade Bond Portfolio Sub-account occurs.
On each Valuation Day thereafter (including the Effective Date of the 90% Cap Rule, provided B / (V + B) <= .90), the following asset transfer calculation is performed:

Target Ratio r	=	(L – B) / V

▪	If r > Cu, assets in the elected Sub-accounts are transferred to the AST Investment Grade Bond Portfolio Sub-account provided transfers are not suspended under the 90% Cap Rule described below.

▪
If r < Cl and there are currently assets in the AST Investment Grade Bond Portfolio Sub-account (B > 0), assets in the AST Investment Grade Bond Portfolio Sub-account are transferred to the elected Sub-accounts according to most recent allocation instructions.

The following formula, which is set on the Effective Date of the 90% Cap Rule and is not changed for the life of the guarantee, determines the transfer amount:

T	=	Min (MAX (0, (0.90 * (V + B)) – B), [L – B – V * Ct] / (1 – Ct))	Money is transferred from the elected Sub-accounts to the AST Investment Grade Bond Portfolio Sub-account
T	=	{Min (B, – [L – B – V * Ct] / (1 – Ct))}	Money is transferred from the AST Investment Grade Bond Portfolio Sub-account to the elected Sub-accounts.
At any given time, some, most, or none of the Account Value may be allocated to the AST Investment Grade Bond Portfolio Sub-account under the Transfer Calculation formula.
90% Cap Rule: If, on any Valuation Day, on and after the Effective Date of the 90% Cap Rule, a transfer into the AST Investment Grade Bond Portfolio Sub-account occurs which results in 90% of the Account Value being allocated to the AST Investment Grade Bond Portfolio Sub-account, any transfers into the AST Investment Grade Bond Portfolio Sub-account will be suspended, even if the formula would otherwise dictate that a transfer into the AST Investment Grade Bond Portfolio Sub-account should occur. Transfers out of the AST Investment Grade Bond Portfolio Sub-account and into the elected Sub-accounts will still be allowed. The suspension will be lifted once a transfer out of the AST Investment Grade Bond Portfolio Sub-account occurs. Due to the performance of the AST Investment Grade Bond Portfolio Sub-account and the elected Sub-Accounts, the Account Value could be more than 90% invested in the AST Investment Grade Bond Portfolio Sub-account.

4. Formula for Annuities with 90% Cap Feature if Benefit was Elected on or after July 21, 2008
See above for the Terms and Definitions Referenced in the Calculation Formula
TARGET VALUE CALCULATION:
On each Valuation Day, a target value (L) is calculated, according to the following formula. Target values are subject to change for new elections of the Rider on a going-forward basis.

L	=	0.05 * P * a
TRANSFER CALCULATION:
The following formula, which is set on the Effective Date of the 90% Cap Rule as shown in the Schedule Supplement and is not changed for the life of the guarantee, determines when a transfer is required. On the Effective Date of the 90% Cap Rule (and only on this date), the following asset transfer calculation is performed to determine the amount of Account Value allocated to the AST Investment Grade Bond Portfolio Sub-account:

If (B / (VV + VF + B) > .90) then
T	=	B – [(VV + VF + B) * .90]
If T is greater than $0 as described above, then no additional transfer calculations are performed on the Effective Date of the 90% Cap Rule. Any transfers into the AST Investment Grade Bond Portfolio Sub-account are suspended. The suspension will be lifted once a transfer out of the AST Investment Grade Bond Portfolio Sub-account occurs.
On each Valuation Day thereafter (including the Effective Date of the 90% Cap Rule, provided B / (VV + VF + B) <= .90), the following asset transfer calculation is performed:

Target Ratio r	=	(L – B) / (VV + VF)

▪	If r > Cu, assets in the elected Sub-accounts are transferred to the AST Investment Grade Bond Portfolio Sub-account, provided transfers are not suspended under the 90% Cap Rule described below.

▪
If r < Cl and there are currently assets in the AST Investment Grade Bond Portfolio Sub-account (B > 0), assets in the AST Investment Grade Bond Portfolio Sub-account are transferred to the elected Sub-accounts according to most recent allocation instructions.

The following formula, which is set on the Effective Date of the 90% Cap Rule and is not changed for the life of the guarantee, determines the transfer amount:

T	=	Min (MAX (0, (0.90 * (VV + VF + B)) – B), [L – B – (VV + VF) * Ct] / (1 – Ct))	Money is transferred from the elected Sub-accounts to AST Investment Grade Bond Portfolio Sub-account.
T	=	{Min (B, – [L – B – (VV + VF) * Ct] / (1 – Ct))}	Money is transferred from the AST Investment Grade Bond Portfolio Sub-account to the elected Sub-accounts.
At any given time, some, most, or none of the Account Value may be allocated to the AST Investment Grade Bond Portfolio Sub-account under the Transfer Calculation formula.
90% Cap Rule: If, on any Valuation Day, on and after the Effective Date of the 90% Cap Rule, a transfer into the AST Investment Grade Bond Portfolio Sub-account occurs which results in 90% of the Account Value being allocated to the AST Investment Grade Bond Portfolio Sub-account, any transfers into the AST Investment Grade Bond Portfolio Sub-account will be suspended, even if the formula would otherwise dictate that a transfer into the AST Investment Grade Bond Portfolio Sub-account should occur. Transfers out of the AST Investment Grade Bond Portfolio Sub-account and into the elected Sub-accounts will still be allowed. The suspension will be lifted once a transfer out of the AST Investment Grade Bond Portfolio Sub-account occurs. Due to the performance of the AST Investment Grade Bond Portfolio Sub-account and the elected Sub-Accounts, the Account Value could be more than 90% invested in the AST Investment Grade Bond Portfolio Sub-account.

“a” Factors for Liability Calculations
(in Years and Months since Benefit Effective Date)*

Years	Months 1	2	3	4	5	6	7	8	9	10	11	12
1	15.34	15.31	15.27	15.23	15.20	15.16	15.13	15.09	15.05	15.02	14.98	14.95
2	14.91	14.87	14.84	14.80	14.76	14.73	14.69	14.66	14.62	14.58	14.55	14.51
3	14.47	14.44	14.40	14.36	14.33	14.29	14.26	14.22	14.18	14.15	14.11	14.07
4	14.04	14.00	13.96	13.93	13.89	13.85	13.82	13.78	13.74	13.71	13.67	13.63
5	13.60	13.56	13.52	13.48	13.45	13.41	13.37	13.34	13.30	13.26	13.23	13.19
6	13.15	13.12	13.08	13.04	13.00	12.97	12.93	12.89	12.86	12.82	12.78	12.75
7	12.71	12.67	12.63	12.60	12.56	12.52	12.49	12.45	12.41	12.38	12.34	12.30
8	12.26	12.23	12.19	12.15	12.12	12.08	12.04	12.01	11.97	11.93	11.90	11.86
9	11.82	11.78	11.75	11.71	11.67	11.64	11.60	11.56	11.53	11.49	11.45	11.42
10	11.38	11.34	11.31	11.27	11.23	11.20	11.16	11.12	11.09	11.05	11.01	10.98
11	10.94	10.90	10.87	10.83	10.79	10.76	10.72	10.69	10.65	10.61	10.58	10.54
12	10.50	10.47	10.43	10.40	10.36	10.32	10.29	10.25	10.21	10.18	10.14	10.11
13	10.07	10.04	10.00	9.96	9.93	9.89	9.86	9.82	9.79	9.75	9.71	9.68
14	9.64	9.61	9.57	9.54	9.50	9.47	9.43	9.40	9.36	9.33	9.29	9.26
15	9.22	9.19	9.15	9.12	9.08	9.05	9.02	8.98	8.95	8.91	8.88	8.84
16	8.81	8.77	8.74	8.71	8.67	8.64	8.60	8.57	8.54	8.50	8.47	8.44
17	8.40	8.37	8.34	8.30	8.27	8.24	8.20	8.17	8.14	8.10	8.07	8.04
18	8.00	7.97	7.94	7.91	7.88	7.84	7.81	7.78	7.75	7.71	7.68	7.65
19	7.62	7.59	7.55	7.52	7.49	7.46	7.43	7.40	7.37	7.33	7.30	7.27
20	7.24	7.21	7.18	7.15	7.12	7.09	7.06	7.03	7.00	6.97	6.94	6.91
21	6.88	6.85	6.82	6.79	6.76	6.73	6.70	6.67	6.64	6.61	6.58	6.55
22	6.52	6.50	6.47	6.44	6.41	6.38	6.36	6.33	6.30	6.27	6.24	6.22
23	6.19	6.16	6.13	6.11	6.08	6.05	6.03	6.00	5.97	5.94	5.92	5.89
24	5.86	5.84	5.81	5.79	5.76	5.74	5.71	5.69	5.66	5.63	5.61	5.58
25	5.56	5.53	5.51	5.48	5.46	5.44	5.41	5.39	5.36	5.34	5.32	5.29
26	5.27	5.24	5.22	5.20	5.18	5.15	5.13	5.11	5.08	5.06	5.04	5.01
27	4.99	4.97	4.95	4.93	4.91	4.88	4.86	4.84	4.82	4.80	4.78	4.75
28	4.73	4.71	4.69	4.67	4.65	4.63	4.61	4.59	4.57	4.55	4.53	4.51
29	4.49	4.47	4.45	4.43	4.41	4.39	4.37	4.35	4.33	4.32	4.30	4.28
30	4.26	4.24	4.22	4.20	4.18	4.17	4.15	4.13	4.11	4.09	4.07	4.06
31	4.04	4.02	4.00	3.98	3.97	3.95	3.93	3.91	3.90	3.88	3.86	3.84
32	3.83	3.81	3.79	3.78	3.76	3.74	3.72	3.71	3.69	3.67	3.66	3.64
33	3.62	3.61	3.59	3.57	3.55	3.54	3.52	3.50	3.49	3.47	3.45	3.44
34	3.42	3.40	3.39	3.37	3.35	3.34	3.32	3.30	3.29	3.27	3.25	3.24
35	3.22	3.20	3.18	3.17	3.15	3.13	3.12	3.10	3.08	3.07	3.05	3.03
36	3.02	3.00	2.98	2.96	2.95	2.93	2.91	2.90	2.88	2.86	2.85	2.83
37	2.81	2.79	2.78	2.76	2.74	2.73	2.71	2.69	2.68	2.66	2.64	2.62
38	2.61	2.59	2.57	2.56	2.54	2.52	2.51	2.49	2.47	2.45	2.44	2.42
39	2.40	2.39	2.37	2.35	2.34	2.32	2.30	2.29	2.27	2.25	2.24	2.22
40	2.20	2.19	2.17	2.15	2.14	2.12	2.11	2.09	2.07	2.06	2.04	2.02
41	2.01	1.84	1.67	1.51	1.34	1.17	1.00	0.84	0.67	0.50	0.33	0.17

*	The values set forth in this table are applied to all ages, and apply to each formula set out in this Appendix.

APPENDIX J – FORMULA FOR HIGHEST DAILY LIFETIME® 7 PLUS INCOME BENEFIT
AND SPOUSAL HIGHEST DAILY LIFETIME® 7 PLUS INCOME BENEFIT
(including Highest Daily Lifetime 7 Plus with BIO, Highest Daily Lifetime 7 Plus with LIA and Spousal Highest Daily Lifetime 7 Plus with BIO)
TRANSFERS OF ACCOUNT VALUE BETWEEN YOUR PERMITTED SUB-ACCOUNTS AND
THE AST INVESTMENT GRADE BOND SUB-ACCOUNT
TERMS AND DEFINITIONS REFERENCED IN THE CALCULATION FORMULAS:

▪
Cu – the upper target is established on the effective date of the Highest Daily Lifetime 7 Plus/Spousal Highest Daily Lifetime 7 Plus benefit (the “Effective Date”) and is not changed for the life of the guarantee. Currently, it is 83%.

▪
Cus – The secondary upper target is established on the effective date of the Highest Daily Lifetime 7 Plus/Spousal Highest Daily Lifetime 7 Plus benefit (the “Effective Date”) and is not changed for the life of the guarantee. Currently it is 84.5%

▪	Ct – the target is established on the Effective Date and is not changed for the life of the guarantee. Currently, it is 80%.

▪	C1 – the lower target is established on the Effective Date and is not changed for the life of the guarantee. Currently, it is 78%.

▪	L – the target value as of the current Valuation Day.

▪	r – the target ratio.

▪	a – factors used in calculating the target value. These factors are established on the Effective Date and are not changed for the life of the guarantee. (See below for the table of “a” factors)

▪	Vv – the total value of all Permitted Sub-accounts in the Annuity.

▪	VF – the total value of all elected Fixed Rate Options in the Annuity

▪	B – the total value of the AST Investment Grade Bond Portfolio Sub-account.

▪
P – Income Basis. Prior to the first Lifetime Withdrawal, the Income Basis is equal to the Protected Withdrawal Value calculated as if the first Lifetime Withdrawal were taken on the date of calculation. After the first Lifetime Withdrawal, the Income Basis is equal to the greater of (1) the Protected Withdrawal Value on the date of the first Lifetime Withdrawal, increased for additional purchase payments, including the amount of any associated Credits, and adjusted proportionally for excess withdrawals*, and (2) any highest daily Account Value occurring on or after the date of the first Lifetime Withdrawal and prior to or including the date of this calculation increased for additional purchase payments including the amount of any associated Credits, and adjusted for Lifetime Withdrawals.

▪	T – the amount of a transfer into or out of the AST Investment Grade Bond Portfolio Sub-account

▪	TM – the amount of a monthly transfer out of the AST Investment Grade Bond Portfolio

*	Note: Lifetime Withdrawals of less than or equal to the Annual Income Amount do not reduce the Income Basis.
DAILY CALCULATIONS
TARGET VALUE CALCULATION:
On each Valuation Day, a target value (L) is calculated, according to the following formula. If the variable Account Value (VV+ VF) is equal to zero, no calculation is necessary.

L	=	0.05 * P * a
TRANSFER CALCULATION:
The following formula, which is set on the Benefit Effective Date and is not changed for the life of the guarantee, determines when a transfer is required:

Target Ratio r	=	(L – B) / (VV + VF).

▪
If on the third consecutive Valuation Day r > Cu and r £ Cus or if on any day r > Cus, and subject to the 90% cap rule described below, assets in the Permitted Sub-accounts (including DCA Fixed Rate Options used with any applicable 6 or 12 Month DCA Program) are transferred to the AST Investment Grade Bond Portfolio Sub-account.

▪
If r < Cl, and there are currently assets in the AST Investment Grade Bond Portfolio Sub-account (B > 0), assets in the AST Investment Grade Bond Portfolio Sub-account are transferred to the Permitted Sub-accounts according to most recent allocation instructions.

The following formula, which is set on the Benefit Effective Date and is not changed for the life of the guarantee, determines the transfer amount:

T	=	Min (MAX (0, (0.90 * (VV + VF + B)) – B), [L – B – (VV + VF) * Ct]/(1 – Ct))	Money is transferred from the Permitted Sub-accounts and Fixed Rate Options to the AST Investment Grade Bond Sub-account
T	=	{Min (B, – [L – B – (VV + VF)* Ct]/(1 – Ct))}	Money is transferred from the AST Investment Grade Bond Sub-account to the Permitted Sub-accounts
90% Cap Rule: If, on any Valuation Day, a transfer into the AST Investment Grade Bond Portfolio Sub-account occurs which results in 90% of the Account Value being allocated to the AST Investment Grade Bond Portfolio Sub-account, any transfers into the AST Investment Grade Bond Portfolio Sub-account will be suspended, even if the formula would otherwise dictate that a transfer into the AST Investment Grade Bond Portfolio Sub-account should occur. Transfers out of the AST Investment Grade Bond Portfolio Sub-account and into the elected Sub-accounts will still be allowed. The suspension will be lifted once a transfer out of the AST Investment Grade Bond Portfolio Sub-account occurs. Due to the performance of the AST Investment Grade Bond Portfolio Sub-account and the elected Sub-Accounts, the Account Value could be more than 90% invested in the AST Investment Grade Bond Portfolio Sub-account.
MONTHLY CALCULATION
On each monthly anniversary of the Annuity Issue Date and following the daily Transfer Calculation above, the following formula determines if a transfer from the AST Investment Grade Bond Sub-account to the Permitted Sub-Accounts will occur:
If, after the daily Transfer Calculation is performed,
{Min (B, .05 * (VV + VF + B))} < (Cu * (VV + VF) – L + B) / (1 – Cu), then

TM	=	{Min (B, .05 * (VV + VF + B))}	Money is transferred from the AST Investment Grade Bond Sub-account to the Permitted Sub- accounts.

“a” Factors for Liability Calculations
(in Years and Months since Benefit Effective Date)*

	Months
Years	1	2	3	4	5	6	7	8	9	10	11	12
1	15.34	15.31	15.27	15.23	15.20	15.16	15.13	15.09	15.05	15.02	14.98	14.95
2	14.91	14.87	14.84	14.80	14.76	14.73	14.69	14.66	14.62	14.58	14.55	14.51
3	14.47	14.44	14.40	14.36	14.33	14.29	14.26	14.22	14.18	14.15	14.11	14.07
4	14.04	14.00	13.96	13.93	13.89	13.85	13.82	13.78	13.74	13.71	13.67	13.63
5	13.60	13.56	13.52	13.48	13.45	13.41	13.37	13.34	13.30	13.26	13.23	13.19
6	13.15	13.12	13.08	13.04	13.00	12.97	12.93	12.89	12.86	12.82	12.78	12.75
7	12.71	12.67	12.63	12.60	12.56	12.52	12.49	12.45	12.41	12.38	12.34	12.30
8	12.26	12.23	12.19	12.15	12.12	12.08	12.04	12.01	11.97	11.93	11.90	11.86
9	11.82	11.78	11.75	11.71	11.67	11.64	11.60	11.56	11.53	11.49	11.45	11.42
10	11.38	11.34	11.31	11.27	11.23	11.20	11.16	11.12	11.09	11.05	11.01	10.98
11	10.94	10.90	10.87	10.83	10.79	10.76	10.72	10.69	10.65	10.61	10.58	10.54
12	10.50	10.47	10.43	10.40	10.36	10.32	10.29	10.25	10.21	10.18	10.14	10.11
13	10.07	10.04	10.00	9.96	9.93	9.89	9.86	9.82	9.79	9.75	9.71	9.68
14	9.64	9.61	9.57	9.54	9.50	9.47	9.43	9.40	9.36	9.33	9.29	9.26
15	9.22	9.19	9.15	9.12	9.08	9.05	9.02	8.98	8.95	8.91	8.88	8.84
16	8.81	8.77	8.74	8.71	8.67	8.64	8.60	8.57	8.54	8.50	8.47	8.44
17	8.40	8.37	8.34	8.30	8.27	8.24	8.20	8.17	8.14	8.10	8.07	8.04
18	8.00	7.97	7.94	7.91	7.88	7.84	7.81	7.78	7.75	7.71	7.68	7.65
19	7.62	7.59	7.55	7.52	7.49	7.46	7.43	7.40	7.37	7.33	7.30	7.27
20	7.24	7.21	7.18	7.15	7.12	7.09	7.06	7.03	7.00	6.97	6.94	6.91
21	6.88	6.85	6.82	6.79	6.76	6.73	6.70	6.67	6.64	6.61	6.58	6.55
22	6.52	6.50	6.47	6.44	6.41	6.38	6.36	6.33	6.30	6.27	6.24	6.22
23	6.19	6.16	6.13	6.11	6.08	6.05	6.03	6.00	5.97	5.94	5.92	5.89
24	5.86	5.84	5.81	5.79	5.76	5.74	5.71	5.69	5.66	5.63	5.61	5.58
25	5.56	5.53	5.51	5.48	5.46	5.44	5.41	5.39	5.36	5.34	5.32	5.29
26	5.27	5.24	5.22	5.20	5.18	5.15	5.13	5.11	5.08	5.06	5.04	5.01
27	4.99	4.97	4.95	4.93	4.91	4.88	4.86	4.84	4.82	4.80	4.78	4.75
28	4.73	4.71	4.69	4.67	4.65	4.63	4.61	4.59	4.57	4.55	4.53	4.51
29	4.49	4.47	4.45	4.43	4.41	4.39	4.37	4.35	4.33	4.32	4.30	4.28
30	4.26	4.24	4.22	4.20	4.18	4.17	4.15	4.13	4.11	4.09	4.07	4.06**

*	The values set forth in this table are applied to all ages.

**	In all subsequent years and months thereafter, the annuity factor is 4.06

APPENDIX K – SPECIAL CONTRACT PROVISIONS FOR ANNUITIES ISSUED IN CERTAIN
STATES
Certain features of your Annuity may be different than the features described earlier in this prospectus if your Annuity is issued in certain states described below. For Annuities issued in New York, please also see Appendix G.

Jurisdiction	Special Provisions
Connecticut	Highest Daily Lifetime 6 Plus with Lifetime Income Accelerator is not available.
Maryland	Fixed Allocations are not available.
Massachusetts
If your Annuity is issued in Massachusetts after January 1, 2009, the annuity rates we use to calculate annuity payments are available only on a gender-neutral basis under any Annuity Option or any lifetime withdrawal optional benefit (except the Guaranteed Minimum Withdrawal Benefit).
Medically Related Surrenders are not available.

Minnesota	For XT6 contracts, if your Annuity was issued in Minnesota on or after July 30, 2007, below are the applicable Contingent Deferred Sales Changes:

For XT6 contracts, if your Annuity was issued in Minnesota before July 30, 2007, below are the applicable Contingent Deferred Sales Changes:

Montana
If your Annuity is issued in Montana, the annuity rates we use to calculate annuity payments are available only on a gender-neutral basis under any Annuity Option or any lifetime withdrawal optional benefit (except the Guaranteed Minimum Withdrawal Benefit).

Nevada	Fixed Allocations are not available.
New York	Highest Daily Lifetime 6 Plus with Lifetime Income Accelerator is not available. Medically Related Surrender is not available.
Texas	Death benefit suspension not applicable upon provision of evidence of good health. See annuity contract for exact details.
Utah	Fixed Allocations are not available.
Washington
If your Annuity was issued in Washington, and you have elected Highest Daily Lifetime Five, or any version of Highest Daily Lifetime Seven or Highest Daily Lifetime 7 Plus, the Guaranteed Minimum Account Value Credit otherwise available on these optional benefits is not available. Fixed Allocations are not available. Combination Roll-Up Value and Highest Periodic Value Death Benefit not available. Highest Daily Lifetime 6 Plus with Lifetime Income Accelerator is not available.

K-1

APPENDIX L – FORMULA UNDER THE GUARANTEED RETURN OPTION PLUS BENEFIT
We set out below the current formula under which we may transfer amounts between the Sub-accounts and the Fixed Allocations. We will not alter the formula.
TERMS AND DEFINITIONS REFERENCED IN THE CALCULATION FORMULA:

▪	AV is the current Account Value of the Annuity (including any Market Value Adjustment on Fixed Allocations)

▪	V is the current Account Value of the elected Sub-accounts of the Annuity

▪	F is the current Account Value of the Fixed Allocations
For each guarantee provided under the program,

▪	Gi is the Principal Value of the guarantee

▪	ti is the number of whole and partial years until the maturity date of the guarantee.

▪	ri is the current fixed rate associated with Fixed Allocations of length ti (ti is rounded to the next highest integer to determine this rate).
The formula determines, on each Valuation Day, when a transfer is required.
The formula begins by determining for each guarantee the value (Li) that, if appreciated at the current fixed rate, would equal the Principal Value on the applicable maturity date. We call the greatest of these values the “current liability (L).”

L	=	MAX (Li), where Li = Gi / (1 + ri)ti
Next, the formula determines whether or not a transfer to or from the Fixed Allocations is needed:
A transfer into the Fixed Allocations will occur if L > (AV – 0.2 * V), and V > 0.
The transfer amount is calculated by the following formula:

T	=	MIN(V, (V – (1 / 0.23) * (AV – L)))
A transfer from the Fixed Allocations to the Sub-accounts will occur if L < (AV – 0.26 * V), and F > 0.
The transfer amount is calculated by the following formula:

T	=	MIN(F, ((1 / 0.23) * (AV – L) – V))

L-1

APPENDIX M – FORMULA UNDER THE GUARANTEED RETURN OPTION BENEFIT
We set out below the current formula under which we may transfer amounts between the Sub-accounts and the Fixed Allocations. We will not alter this pre-determined mathematical formula.
TERMS AND DEFINITIONS REFERENCED IN THE CALCULATION FORMULA:

▪	AV is the current Account Value of the Annuity (including any Market Value Adjustment on Fixed Allocations)

▪	V is the current Account Value of the elected Sub-accounts of the Annuity

▪	F is the current Account Value of the Fixed Allocations

▪	G is the Principal Value of the guarantee

▪	t is the number of whole and partial years between the current Valuation Day and the maturity date.

▪	ti is the number of whole and partial years between the next Valuation Day (i.e., the Valuation Day immediately following the current Valuation Day) and the maturity date.

▪	r is the fixed rate associated with Fixed Allocations of length t (t1 is rounded to the next highest whole number to determine this rate) as of the current Valuation Day.

▪	ri is the fixed rate associated with Fixed Allocations of length t1 (t1 is rounded to the next highest whole number to determine this rate) as of the next Valuation Day.

▪	M is the total maturity value of all Fixed Allocations, i.e., the total value that the Fixed Allocations will have on the maturity date of the guarantee if no subsequent transactions occur.
The formula determines, on each Valuation Day, when a transfer is required.
The formula begins by determining a “cushion”, D:

D	=	1 – [(G – M) / (1 + r)ti] / V
Next, the formula determines whether or not a transfer to or from the Fixed Allocations is needed:
A transfer into the Fixed Allocations will occur if D < 0.20, V > 0, and V > 0.02 * AV.
The transfer amount is calculated by the following formula:

T	=	MIN(V, (V * (0.75 * (1 + ri)ti – G + M) / (0.75 * (1 + ri)ti – (1 + r)t)))
A transfer from the Fixed Allocations to the Sub-accounts will occur if D > 0.30 and F > 0.
The transfer amount is calculated by the following formula:

T	=	MIN(F, (V * (0.75 * (1 + ri)ti – G + M) / ((1 + r)[t] – 0.75 * (1 + ri)ti)))

M-1

APPENDIX N – FORMULA FOR HIGHEST DAILY LIFETIME® 6 PLUS INCOME BENEFIT AND
SPOUSAL HIGHEST DAILY LIFETIME® 6 PLUS INCOME BENEFIT
(including Highest Daily Lifetime 6 Plus with LIA)
TRANSFERS OF ACCOUNT VALUE BETWEEN YOUR PERMITTED SUB-ACCOUNTS AND THE
AST INVESTMENT GRADE BOND SUB-ACCOUNT
TERMS AND DEFINITIONS REFERENCED IN THE CALCULATION FORMULAS:

▪
Cu – the upper target is established on the effective date of the Highest Daily Lifetime 6 Plus/Spousal Highest Daily Lifetime 6 Plus benefit (the “Effective Date”) and is not changed for the life of the guarantee. Currently, it is 83%.

▪
Cus – The secondary upper target is established on the effective date of the Highest Daily Lifetime 6 Plus/Spousal Highest Daily Lifetime 6 Plus benefit (the “Effective Date”) and is not changed for the life of the guarantee. Currently it is 84.5%.

▪	Ct – the target is established on the Effective Date and is not changed for the life of the guarantee. Currently, it is 80%.

▪	Cl – the lower target is established on the Effective Date and is not changed for the life of the guarantee. Currently, it is 78%.

▪	L – the target value as of the current Valuation Day.

▪	r – the target ratio.

▪	a – factors used in calculating the target value. These factors are established on the Effective Date and are not changed for the life of the guarantee. (See below for the table of “a” factors).

▪	Vv – the total value of all Permitted Sub-accounts in the Annuity.

▪	VF – the total value of all elected Fixed Rate Options in the Annuity.

▪	B – the total value of the AST Investment Grade Bond Portfolio Sub-account.

▪
P – Income Basis. Prior to the first Lifetime Withdrawal, the Income Basis is equal to the Protected Withdrawal Value calculated as if the first Lifetime Withdrawal were taken on the date of calculation. After the first Lifetime Withdrawal, the Income Basis is equal to the greater of (1) the Protected Withdrawal Value on the date of the first Lifetime Withdrawal, increased for additional purchase payments, including the amount of any associated purchase Credits, and adjusted proportionally for excess withdrawals*, and (2) the Protected Withdrawal Value on any Annuity Anniversary subsequent to the first Lifetime Withdrawal, increased for subsequent additional purchase payments (including the amount of any associated purchase Credits) and adjusted proportionately for Excess Income* and (3) any highest daily Account Value occurring on or after the later of the immediately preceding Annuity anniversary, or the date of the first Lifetime Withdrawal, and prior to or including the date of this calculation, increased for additional purchase payments (including the amount of any associated purchase Credits) and adjusted for withdrawals, as described herein.

▪	T – the amount of a transfer into or out of the AST Investment Grade Bond Portfolio Sub-account.

▪	TM – the amount of a monthly transfer out of the AST Investment Grade Bond Portfolio Sub-account.

*	Note: Lifetime Withdrawals of less than or equal to the Annual Income Amount do not reduce the Income Basis.
DAILY CALCULATIONS
TARGET VALUE CALCULATION:
On each Valuation Day, a target value (L) is calculated, according to the following formula. If the variable Account Value (VV + VF) is equal to zero, no calculation is necessary.

L	=	0.05 * P * a
TRANSFER CALCULATION:
The following formula, which is set on the Benefit Effective Date and is not changed for the life of the guarantee, determines when a transfer is required:

Target Ratio r	=	(L – B) / (VV + VF).

▪
If on the third consecutive Valuation Day r > Cu and r ≤ Cus or if on any day r > Cus, and subject to the 90% cap rule described below, assets in the Permitted Sub-accounts (including DCA Fixed Rate Options used with any applicable 6 or 12 Month DCA Program) are transferred to the AST Investment Grade Bond Portfolio Sub-account.

▪
If r < Cl, and there are currently assets in the AST Investment Grade Bond Portfolio Sub-account (B > 0), assets in the AST Investment Grade Bond Portfolio Sub-account are transferred to the Permitted Sub-accounts as described above.

The following formula, which is set on the Benefit Effective Date and is not changed for the life of the guarantee, determines the transfer amount:

T	=	Min (MAX (0, (0.90 * (VV + VF + B)) – B), [L –B – (VV + VF) * Ct] / (1 – Ct))	Money is transferred from the Permitted Sub-accounts and DCA Fixed Rate Options to the AST Investment Grade Bond Sub-account
T	=	{Min (B, – [L – B – (VV + VF) * Ct] / (1 – Ct))}	Money is transferred from the AST Investment Grade Bond Sub-account to the Permitted Sub-accounts
90% Cap Rule: If, on any Valuation Day, a transfer into the AST Investment Grade Bond Portfolio Sub-account occurs which results in 90% of the Account Value being allocated to the AST Investment Grade Bond Portfolio Sub-account, any transfers into the AST Investment Grade Bond Portfolio Sub-account will be suspended, even if the formula would otherwise dictate that a transfer into the AST Investment Grade Bond Portfolio Sub-account should occur. Transfers out of the AST Investment Grade Bond Portfolio Sub-account and into the elected Sub-accounts will still be allowed. The suspension will be lifted once a transfer out of the AST Investment Grade Bond Portfolio Sub-account occurs. Due to the performance of the AST Investment Grade Bond Portfolio Sub-account and the elected Sub-Accounts, the Account Value could be more than 90% invested in the AST Investment Grade Bond Portfolio Sub-account.
MONTHLY CALCULATION
On each monthly anniversary of the Annuity Issue Date and following the daily Transfer Calculation above, the following formula determines if a transfer from the AST Investment Grade Bond Sub-account to the Permitted Sub-Accounts will occur:
If, after the daily Transfer Calculation is performed,
{Min (B, .05 * (VV + VF + B))} < (Cu * (VV + VF) – L + B) / (1 – Cu), then

TM	=	{Min (B, .05 * (VV + VF + B))}	Money is transferred from the AST Investment Grade Bond Sub-account to the Permitted Sub-accounts.

“a” Factors for Liability Calculations
(in Years and Months since Benefit Effective Date)*

	Months
Years	1	2	3	4	5	6	7	8	9	10	11	12
1	15.34	15.31	15.27	15.23	15.20	15.16	15.13	15.09	15.05	15.02	14.98	14.95
2	14.91	14.87	14.84	14.80	14.76	14.73	14.69	14.66	14.62	14.58	14.55	14.51
3	14.47	14.44	14.40	14.36	14.33	14.29	14.26	14.22	14.18	14.15	14.11	14.07
4	14.04	14.00	13.96	13.93	13.89	13.85	13.82	13.78	13.74	13.71	13.67	13.63
5	13.60	13.56	13.52	13.48	13.45	13.41	13.37	13.34	13.30	13.26	13.23	13.19
6	13.15	13.12	13.08	13.04	13.00	12.97	12.93	12.89	12.86	12.82	12.78	12.75
7	12.71	12.67	12.63	12.60	12.56	12.52	12.49	12.45	12.41	12.38	12.34	12.30
8	12.26	12.23	12.19	12.15	12.12	12.08	12.04	12.01	11.97	11.93	11.90	11.86
9	11.82	11.78	11.75	11.71	11.67	11.64	11.60	11.56	11.53	11.49	11.45	11.42
10	11.38	11.34	11.31	11.27	11.23	11.20	11.16	11.12	11.09	11.05	11.01	10.98
11	10.94	10.90	10.87	10.83	10.79	10.76	10.72	10.69	10.65	10.61	10.58	10.54
12	10.50	10.47	10.43	10.40	10.36	10.32	10.29	10.25	10.21	10.18	10.14	10.11
13	10.07	10.04	10.00	9.96	9.93	9.89	9.86	9.82	9.79	9.75	9.71	9.68
14	9.64	9.61	9.57	9.54	9.50	9.47	9.43	9.40	9.36	9.33	9.29	9.26
15	9.22	9.19	9.15	9.12	9.08	9.05	9.02	8.98	8.95	8.91	8.88	8.84
16	8.81	8.77	8.74	8.71	8.67	8.64	8.60	8.57	8.54	8.50	8.47	8.44
17	8.40	8.37	8.34	8.30	8.27	8.24	8.20	8.17	8.14	8.10	8.07	8.04
18	8.00	7.97	7.94	7.91	7.88	7.84	7.81	7.78	7.75	7.71	7.68	7.65
19	7.62	7.59	7.55	7.52	7.49	7.46	7.43	7.40	7.37	7.33	7.30	7.27
20	7.24	7.21	7.18	7.15	7.12	7.09	7.06	7.03	7.00	6.97	6.94	6.91
21	6.88	6.85	6.82	6.79	6.76	6.73	6.70	6.67	6.64	6.61	6.58	6.55
22	6.52	6.50	6.47	6.44	6.41	6.38	6.36	6.33	6.30	6.27	6.24	6.22
23	6.19	6.16	6.13	6.11	6.08	6.05	6.03	6.00	5.97	5.94	5.92	5.89
24	5.86	5.84	5.81	5.79	5.76	5.74	5.71	5.69	5.66	5.63	5.61	5.58
25	5.56	5.53	5.51	5.48	5.46	5.44	5.41	5.39	5.36	5.34	5.32	5.29
26	5.27	5.24	5.22	5.20	5.18	5.15	5.13	5.11	5.08	5.06	5.04	5.01
27	4.99	4.97	4.95	4.93	4.91	4.88	4.86	4.84	4.82	4.80	4.78	4.75
28	4.73	4.71	4.69	4.67	4.65	4.63	4.61	4.59	4.57	4.55	4.53	4.51
29	4.49	4.47	4.45	4.43	4.41	4.39	4.37	4.35	4.33	4.32	4.30	4.28
30	4.26	4.24	4.22	4.20	4.18	4.17	4.15	4.13	4.11	4.09	4.07	4.06**

*	The values set forth in this table are applied to all ages.

**	In all subsequent years and months thereafter, the annuity factor is 4.06.

APPENDIX O – FORMULA FOR GRO PLUS II
(The following formula also applies to elections of HD GRO II, if HD GRO II was elected prior to July 16, 2010)
The following are the terms and definitions referenced in the transfer calculation formula:

▪	AV is the current Account Value of the Annuity

▪	VV is the current Account Value of the elected Sub-accounts of the Annuity

▪	VF is the current Account Value of any fixed-rate Sub-accounts of the Annuity

▪	B is the total current value of the AST bond portfolio Sub-account

▪	Cl is the lower target value. Currently, it is 79%.

▪	Ct is the middle target value. Currently, it is 82%.

▪	Cu is the upper target value. Currently, it is 85%.

▪	T is the amount of a transfer into or out of the AST bond portfolio Sub-account.
For each guarantee provided under the benefit,

▪	Gi is the guarantee amount

▪	Ni is the number of days until the maturity date

▪
di is the discount rate applicable to the number of days until the maturity date. It is determined with reference to a benchmark index, reduced by the Discount Rate Adjustment and subject to the discount rate minimum. The discount rate minimum, beginning on the effective date of the benefit, is three percent, and will decline monthly over the first twenty-four months following the effective date of the benefit to one percent in the twenty-fifth month, and will remain at one percent for every month thereafter. Once selected, we will not change the applicable benchmark index. However, if the benchmark index is discontinued, we will substitute a successor benchmark index, if there is one. Otherwise we will substitute a comparable benchmark index. We will obtain any required regulatory approvals prior to substitution of the benchmark index.

The formula, which is set on the effective date and is not changed while the benefit is in effect, determines, on each Valuation Day, when a transfer is required.
The formula begins by determining the value on that Valuation Day that, if appreciated at the applicable discount rate, would equal the guarantee amount at the end of each applicable guarantee period. We call the greatest of these values the “current liability (L).”

L	=	MAX(Li), where Li = Gi / (1 + di)^(Ni /365)
Next the formula calculates the following formula ratio:

r	=	(L – B) / (VV + VF)
If the formula ratio exceeds an upper target value, then all or a portion of the Account Value will be transferred to the AST bond portfolio Sub-account associated with the current liability subject to the rule that prevents a transfer into that AST bond portfolio Sub-account if 90% or more of Account Value is in that Sub-account ( “90% cap rule”). If at the time we make a transfer to the AST bond portfolio Sub-account associated with the current liability there is Account Value allocated to an AST bond portfolio Sub-account not associated with the current liability, we will transfer all assets from that AST bond portfolio Sub-account to the AST bond portfolio Sub-account associated with the current liability.
The formula will transfer assets into the AST bond portfolio Sub-account if r > Cu, subject to the 90% cap rule.
The transfer amount is calculated by the following formula:

T	=	{Min(MAX(0, (.90 * (VV + VF + B)) – B), [L – B – (VV + VF) * Ct] / (1 – Ct))}
If the formula ratio is less than a lower target value and there are assets in the AST bond portfolio Sub-account, then the formula will transfer assets out of the AST bond portfolio Sub-account into the elected Sub-accounts.
The formula will transfer assets out of the AST bond portfolio Sub-account if r < Cl and B > 0.

O-1

The transfer amount is calculated by the following formula:

T	=	{Min(B, – [L – B – (VV + VF) * Ct] / (1 – Ct))}
If following a transfer to the elected Sub-accounts, there are assets remaining in a AST bond portfolio Sub-account not associated with the current liability, we will transfer all assets from that AST bond portfolio Sub-account to the AST bond portfolio Sub-account associated with the current liability.
If transfers into the AST bond portfolio Sub-account are restricted due to the operation of the 90% cap rule, then we will not perform any intra-AST bond portfolio Sub-account transfers. However, if assets transfer out of an AST bond portfolio Sub-account and into the elected Sub-accounts due to the maturity of the AST bond portfolio, by operation of the formula, assets may subsequently transfer to another AST bond portfolio Sub-account that is associated with a future guarantee, subject to the 90% cap.

O-2

APPENDIX P – FORMULA FOR HIGHEST DAILY® GRO
Formula for elections of HD GRO on or after July 16, 2010, subject to state approval. The operation of the formula is the same as for elections of HD GRO prior to July 16, 2010. The formula below provides additional information regarding the concept of the Projected Future Guarantee throughout the Transfer Calculation.
THE FOLLOWING ARE THE TERMS AND DEFINITIONS REFERENCED IN THE TRANSFER CALCULATION FORMULA:

▪	AV is the current Account Value of the Annuity

▪	VV is the current Account Value of the elected Sub-accounts of the Annuity

▪	VF is the current Account Value of the elected Fixed Rate Options of the Annuity

▪	B is the total current value of the Transfer Account

▪	Cl is the lower target value; it is established on the Effective Date and is not changed for the life of the guarantee

▪	Ct is the middle target value; it is established on the Effective Date and is not changed for the life of the guarantee

▪	Cu is the upper target value; it is established on the Effective Date and is not changed for the life of the guarantee

▪	T is the amount of a transfer into or out of the Transfer Account

▪
“Projected Future Guarantee” is an amount equal to the highest Account Value (adjusted for Withdrawals and additional Purchase Payments) within the current Benefit Year that would result in a new Guarantee Amount. For the Projected Future Guarantee, the assumed Guarantee Period begins on the current Valuation Day and ends10 years from the next anniversary of the Effective Date. We only calculate a Projected Future Guarantee if the assumed Guarantee Period associated with that Projected Future Guarantee does not extend beyond the latest Annuity Date applicable to the Annuity.

The formula, which is set on the Effective Date and is not changed while the Rider is in effect, determines, on each Valuation Day, when a transfer is required.
The formula begins by determining for each Guarantee Amount and for the Projected Future Guarantee, the value on that Valuation Day that, if appreciated at the applicable discount rate, would equal the Guarantee Amount at the end of the Guarantee Period. We call the greatest of these values the “current liability (L)”.

L = MAX (Li), where Li = Gi / (1 + di)^(Ni /365).
Where:

▪	Gi is the value of the Guarantee Amount or the Projected Future Guarantee

▪	Ni is the number of days until the end of the Guarantee Period

▪
di is the discount rate associated with the number of days until the end of a Guarantee Period (or the assumed Guarantee Period, for the Projected Future Guarantee). The discount rate is determined by taking the greater of the Benchmark Index Interest Rate less the Discount Rate Adjustment, and the Discount Rate Minimum. The applicable term of the Benchmark Index Interest Rate is the same as the number of days remaining until the end of the Guarantee Period (or the assumed Guarantee Period, for the Projected Future Guarantee). If no Benchmark Index Interest Rate is available for such term, the nearest available term will be used. The Discount Rate Minimum is determined based on the number of months since the Effective Date.

Next the formula calculates the following formula ratio (r):

r = (L – B) / (VV + VF).
If the formula ratio exceeds an upper target value, then Account Value will be transferred to the bond portfolio Sub-account associated with the current liability subject to the feature. If, at the time we make a transfer to the bond portfolio Sub-account associated with the current liability, there is Account Value allocated to a bond portfolio Sub-account not associated with the current liability, we will transfer all assets from that bond portfolio Sub-account to the bond portfolio Sub-account associated with the current liability.
The formula will transfer assets into the Transfer Account if r > Cu and if transfers have not been suspended due to the feature. Assets in the elected Sub-accounts and Fixed Rate Options, if applicable, are transferred to the Transfer Account in accordance with the Transfer provisions of the Rider.

P-1

The transfer amount is calculated by the following formula:

T = {Min(MAX(0,(.90 * (VV + VF + B)) - B), [L – B – (VV + VF) * Ct] / (1 – Ct))}
If the formula ratio is less than a lower target value, and there are assets in the Transfer Account, then the formula will transfer assets out of the Transfer Account and into the elected Sub-accounts.
The formula will transfer assets out of the Transfer Account if r < Cl and B > 0.
The transfer amount is calculated by the following formula:

T = {Min (B, – [L – B – (VV + VF) * Ct] / (1 – Ct))}
If, following a transfer to the elected Sub-accounts, there are assets remaining in a bond portfolio Sub-account not associated with the current liability, we will transfer all assets from that bond portfolio Sub-account to the bond portfolio Sub-account associated with the current liability.
90% Cap Feature: If, on any Valuation Day the Rider remains in effect, a transfer into the Transfer Account occurs which results in 90% of the Account Value being allocated to the Transfer Account, any transfers into the Transfer Account will be suspended even if the formula would otherwise dictate that a transfer into the Transfer Account should occur. Transfers out of the Transfer Account and into the elected Sub-accounts will still be allowed. The suspension will be lifted once a transfer out of the Transfer Account occurs. Due to the performance of the Transfer Account and the elected Sub-Accounts, the Account Value could be more than 90% invested in the Transfer Account.

P-2

APPENDIX Q – FORMULA FOR HIGHEST DAILY® GRO II
Formula for elections of HD GRO II made on or after July 16, 2010, subject to state approval. The operation of the formula is the same as for elections of HD GRO II prior to July 16, 2010. The formula below provides additional information regarding the concept of the Projected Future Guarantee throughout the Transfer Calculation.
The following are the Terms and Definitions referenced in the Transfer Calculation Formula:

▪	AV is the current Account Value of the Annuity

▪	VV is the current Account Value of the elected Sub-accounts of the Annuity

▪	VF is the current Account Value of the elected Fixed Rate Options of the Annuity

▪	B is the total current value of the Transfer Account

▪	Cl is the lower target value; it is established on the Effective Date and is not changed for the life of the guarantee

▪	Ct is the middle target value; it is established on the Effective Date and is not changed for the life of the guarantee

▪	Cu is the upper target value; it is established on the Effective Date and is not changed for the life of the guarantee

▪	T is the amount of a transfer into or out of the Transfer Account

▪
“Projected Future Guarantee” is an amount equal to the highest Account Value (adjusted for Withdrawals and additional Net Purchase Payments) within the current Benefit Year that would result in a new Guarantee Amount. For the Projected Future Guarantee, the assumed Guarantee Period begins on the current Valuation Day and ends 10 years from the next anniversary of the Effective Date. We only calculate a Projected Future Guarantee if the assumed Guarantee Period associated with that Projected Future Guarantee does not extend beyond the latest Annuity Date applicable to the Annuity.

The formula, which is set on the Effective Date and is not changed while the Rider is in effect, determines, on each Valuation Day, when a transfer is required.
The formula begins by determining for each Guarantee Amount and for the Projected Future Guarantee, the value on that Valuation Day that, if appreciated at the applicable discount rate, would equal the Guarantee Amount at the end of the Guarantee Period. We call the greatest of these values the “current liability (L)”.

L = MAX (Li), where Li = Gi / (1 + di)^(Ni /365).
Where:

▪	Gi is the value of the Guarantee Amount or the Projected Future Guarantee

▪	Ni is the number of days until the end of the Guarantee Period

▪
di is the discount rate associated with the number of days until the end of a Guarantee Period (or the assumed Guarantee Period, for the Projected Future Guarantee). The discount rate is determined by taking the greater of the Benchmark Index Interest Rate less the Discount Rate Adjustment, and the Discount Rate Minimum. The applicable term of the Benchmark Index Interest Rate is the same as the number of days remaining until the end of the Guarantee Period (or the assumed Guarantee Period, for the Projected Future Guarantee). If no Benchmark Index Interest Rate is available for such term, the nearest available term will be used. The Discount Rate Minimum is determined based on the number of months since the Effective Date.

Next the formula calculates the following formula ratio (r):

r = (L – B) / (VV + VF).
If the formula ratio exceeds an upper target value, then Account Value will be transferred to the bond portfolio Sub-account associated with the current liability subject to the feature. If, at the time we make a transfer to the bond portfolio Sub-account associated with the current liability, there is Account Value allocated to a bond portfolio Sub-account not associated with the current liability, we will transfer all assets from that bond portfolio Sub-account to the bond portfolio Sub-account associated with the current liability.
The formula will transfer assets into the Transfer Account if r > Cu and if transfers have not been suspended due to the feature. Assets in the elected Sub-accounts and Fixed Rate Options, if applicable, are transferred to the Transfer Account in accordance with the Transfer provisions of the Rider.

Q-1

The transfer amount is calculated by the following formula:

T = {Min(MAX(0,(.90 * (VV + VF + B)) – B), [L – B – (VV + VF) * Ct] / (1 – Ct))}
If the formula ratio is less than a lower target value, and there are assets in the Transfer Account, then the formula will transfer assets out of the Transfer Account and into the elected Sub-accounts.
The formula will transfer assets out of the Transfer Account if r < Cl and B > 0.
The transfer amount is calculated by the following formula:

T = {Min (B, – [L – B – (VV + VF) * Ct] / (1 – Ct))}
If, following a transfer to the elected Sub-accounts, there are assets remaining in a bond portfolio Sub-account not associated with the current liability, we will transfer all assets from that bond portfolio Sub-account to the bond portfolio Sub-account associated with the current liability.
90% Cap Feature: If, on any Valuation Day the Rider remains in effect, a transfer into the Transfer Account occurs which results in 90% of the Account Value being allocated to the Transfer Account, any transfers into the Transfer Account will be suspended even if the formula would otherwise dictate that a transfer into the Transfer Account should occur. Transfers out of the Transfer Account and into the elected Sub-accounts will still be allowed. The suspension will be lifted once a transfer out of the Transfer Account occurs. Due to the performance of the Transfer Account and the elected Sub-Accounts, the Account Value could be more than 90% invested in the Transfer Account.

Q-2

PLEASE SEND ME A STATEMENT OF ADDITIONAL INFORMATION THAT CONTAINS FURTHER DETAILS ABOUT THE PRUDENTIAL ANNUITIES ANNUITY DESCRIBED IN PROSPECTUS (PLEASE CHECK ONE) ASAPIIIPROS (APRIL 29, 2019), APEX2PROS (APRIL 29, 2019), ASL2PROS (APRIL 29, 2019), XT6PROS (APRIL 29, 2019).

(print your name)

(address)

(city/state/zip code)

Variable Annuity Issued by:

PRUDENTIAL ANNUITIES LIFE
ASSURANCE CORPORATION
A Prudential Financial Company
One Corporate Drive
Shelton, Connecticut 06484
Telephone: 1-888-PRU-2888
http://www.prudentialannuities.com

   Variable Annuity Distributed by:

   PRUDENTIAL ANNUITIES
   DISTRIBUTORS, INC.
   A Prudential Financial Company
   One Corporate Drive
   Shelton, Connecticut 06484
   Telephone: 203-926-1888
   http://www.prudentialannuities.com

MAILING ADDRESSES:
Please see the section of this prospectus entitled “How To Contact Us” for where to send your request for a Statement of Additional
Information.

The Prudential Insurance Company of America 751 Broad Street Newark, NJ 07102-3777

COREPROS

PART B
STATEMENT OF ADDITIONAL INFORMATION

The variable investment options under the Annuity are issued by PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION, a Prudential Financial Company, and PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B (also known as “Separate Account B”). The variable investment options are registered under the Securities Act of 1933 and the Investment Company Act of 1940. The fixed investment options (“Fixed Allocations”) under the Annuity are issued by PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION. The assets supporting the Fixed Allocations are maintained in the PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION SEPARATE ACCOUNT D, a non-unitized separate account, and are registered solely under the Securities Act of 1933.
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. YOU SHOULD READ THIS INFORMATION ALONG WITH THE PROSPECTUS FOR THE ANNUITY FOR WHICH IT RELATES. THE PROSPECTUS CONTAINS INFORMATION THAT YOU SHOULD CONSIDER BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS SEND A WRITTEN REQUEST TO PRUDENTIAL ANNUITIES – VARIABLE ANNUITIES, P.O. BOX 7960, PHILADELPHIA, PA OR TELEPHONE 1-800-752-6342. OUR WEBSITE ADDRESS IS WWW.PRUDENTIALANNUITIES.COM.
Date of Statement of Additional Information: April 29, 2019
Date of Prospectus: April 29, 2019
ASL II - SAI (04/2019)

1

GENERAL INFORMATION ABOUT PRUDENTIAL ANNUITIES
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
Prudential Annuities Life Assurance Corporation ("Prudential Annuities", "we", "our" or "us") is a stock life insurance company domiciled in Arizona with licenses in the District of Columbia, Puerto Rico, and in all states except New York. Prudential Annuities is a wholly-owned subsidiary of Prudential Annuities, Inc. Prudential Annuities' principal business address is One Corporate Drive, Shelton, Connecticut 06484.
No company other than Prudential Annuities has any legal responsibility to pay amounts that it owes under its annuity and variable life insurance contracts. However, Prudential Financial exercises significant influence over the operations and capital structure of Prudential Annuities.
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
Prudential Annuities Life Assurance Corporation Variable Account B, also referred to as "Separate Account B", was established by us pursuant to Connecticut law. Prior to November 18, 2002, Separate Account B was organized as a single separate account with six different Sub-account classes, each of which was registered as a distinct unit investment trust under the Investment Company Act. Effective November 18, 2002, each Sub-account class of Separate Account B was consolidated into American Skandia Life Assurance Corporation Variable Account B Class 1 Sub-accounts, which was subsequently renamed Prudential Annuities Life Assurance Corporation Variable Account B. Each Sub-account of Separate Account B has multiple Unit Prices to reflect the daily charge deducted for each combination of the applicable Insurance Charge, Distribution Charge (when applicable) and the charge for each optional benefit offered under Annuity contracts funded through Separate Account B. The consolidation of Separate Account B had no impact on Annuity Owners.
Effective August 31, 2013, Prudential Annuities Life Assurance Corporation changed its domicile from Connecticut to Arizona. As a result of this change, the Arizona Department of Insurance is our principal regulatory authority and all of our separate accounts, including Separate Account B, will now be operated in accordance with the laws of Arizona.
Separate Account B holds assets of other annuities issued by us with values and benefits that vary according to the investment performance of the underlying mutual funds or portfolios of underlying mutual funds offered as Sub-accounts of Separate Account B. The underlying mutual funds or portfolios of underlying mutual funds are referred to as the Portfolios. Each Sub-account invests exclusively in a Portfolio. You will find additional information about the Portfolios in their respective prospectuses.
Separate Account B is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "Investment Company Act") as a unit investment trust, which is a type of investment company. Values and benefits based on allocations to the Sub-accounts will vary with the investment performance of the Portfolios, as applicable. We do not guarantee the investment results of any Sub-account. You bear the entire investment risk.
There is no assurance that the Account Value of your Annuity will equal or be greater than the total of the Purchase Payments you make to us.
During the accumulation phase, we offer a number of Sub-accounts. Certain Sub-accounts may not be available in all jurisdictions. If and when we obtain approval of the applicable authorities to make such Sub-accounts available, we will notify Owners of the availability of such Sub-accounts.
A brief summary of the investment objectives and policies of each Portfolio is found in the Prospectus. More detailed information about the investment objectives, policies, risks, costs and management of the Portfolios are found in the prospectuses and statements of additional information for the Portfolios.
There can be no guarantee that any Portfolio will meet its investment objectives.
Each underlying mutual fund is registered under the Investment Company Act, as amended, as an open-end management investment company. Each underlying mutual fund thereof may or may not be diversified as defined in the Investment Company Act. The trustees or directors, as applicable, of an underlying mutual fund may add, eliminate or substitute portfolios from time to time. Generally, each portfolio issues a separate class of shares. Shares of the portfolios are available to separate accounts of life insurance companies offering variable annuity and variable life insurance products. The shares may also be made available, subject to obtaining all required regulatory approvals, for direct purchase by various pension and retirement savings plans that qualify for preferential tax treatment under the Internal Revenue Code ("Code").
We may make other portfolios available by creating new Sub-accounts. Additionally, new portfolios may be made available by the creation of new Sub-accounts from time to time. Such a new portfolio may be disclosed in its prospectus. We may take other actions in relation to the Sub-accounts and/or Separate Account B.
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION SEPARATE ACCOUNT D
Prudential Annuities Life Assurance Corporation Separate Account D, also referred to as "Separate Account D", was established by us pursuant to Connecticut law. Based on our redomestication from Connecticut to Arizona, however, all our Separate Accounts, including Separate Account D, will be operated in accordance with the laws of Arizona, effective August 31, 2013. During the accumulation phase, assets supporting our obligations based on Fixed Allocations are held in Separate Account D. Such obligations are based on the fixed interest rates we credit to Fixed Allocations and the terms of the Annuities. These obligations do not depend on the investment performance of the assets in Separate Account D.
There are no units in Separate Account D. The Fixed Allocations are guaranteed by our general account. An Annuity Owner who allocates a portion of their Account Value to Separate Account D does not participate in the investment gain or loss on assets maintained in Separate Account D. Such gain

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or loss accrues solely to us. We retain the risk that the value of the assets in Separate Account D may drop below the reserves and other liabilities we must maintain. Should the value of the assets in Separate Account D drop below the reserve and other liabilities we must maintain in relation to the annuities supported by such assets, we will transfer assets from our general account to Separate Account D to make up the difference. We have the right to transfer to our general account any assets of Separate Account D in excess of such reserves and other liabilities. We maintain assets in Separate Account D supporting a number of annuities we offer.
We currently employ investment managers to manage the assets maintained in Separate Account D. Each manager we employ is responsible for investment management of a different portion of Separate Account D. From time to time additional investment managers may be employed or investment managers may cease being employed. We are under no obligation to employ or continue to employ any investment manager(s) and have sole discretion over the investment managers we retain.
We operate Separate Account D in a fashion designed to meet the obligations created by Fixed Allocations. Factors affecting these operations include the following:

1.	We employ an investment strategy designed to limit the risk of default. Some of the guidelines of our current investment strategy for Separate Account D include, but are not limited to, the following:

a.
Investments may include cash; debt securities issued by the United States Government or its agencies and instrumentalities; money market instruments; short, intermediate and long-term corporate obligations; private placements; asset-backed obligations; and municipal bonds.

b.
At the time of purchase, fixed income securities will be in one of the top four generic lettered rating classifications as established by a nationally recognized statistical rating organization ("NRSRO") such as Standard & Poor's or Moody's Investor Services, Inc.

We are not obligated to invest according to the aforementioned guidelines or any other strategy except as may be required by Arizona and other state insurance laws.

2.	The assets in Separate Account D are accounted for at their market value, rather than at book value.

3.	We are obligated by law to maintain our capital and surplus, as well as our reserves, at the levels required by applicable state insurance law and regulation.
PRINCIPAL UNDERWRITER/DISTRIBUTOR - PRUDENTIAL ANNUITIES DISTRIBUTORS, INC.
Prudential Annuities Distributors, Inc. ("PAD"), a wholly-owned subsidiary of Prudential Annuities, Inc., is the distributor and principal underwriter of the Annuity described in the Prospectus and this Statement of Additional Information. Prudential Annuities Life Assurance Corporation and AST Investment Services, Inc. ("ASISI"), a co-investment manager of Advanced Series Trust are also wholly-owned subsidiaries of Prudential Annuities, Inc. Prudential Annuities Information Services and Technology Corporation, also a wholly-owned subsidiary of Prudential Annuities, Inc., is a service company that provides systems and information services to Prudential Annuities Life Assurance Corporation and its affiliated companies.
PAD acts as the distributor of a number of annuity and life insurance products we offer.
PAD's principal business address is One Corporate Drive, Shelton, Connecticut 06484. PAD is registered as a broker-dealer under the Securities and Exchange Act of 1934 ("Exchange Act") and is a member of the Financial Industry Regulatory Authority ("FINRA"). THE OFFERING OF THE ANNUITY CONTRACTS THROUGH PAD IS CONTINUOUS. PLEASE SEE THE PROSPECTUS FOR A DISCUSSION OF HOW THE SALES LOAD ON THE ANNUITY CONTRACTS IS DETERMINED.
The Annuity is offered on a continuous basis. PAD enters into distribution agreements with broker-dealers who are registered under the Exchange Act and with entities that may offer the Annuity but are exempt from registration ("firms"). Applications for the Annuity are solicited by registered representatives of those firms.
Commissions are paid to firms on sales of the Annuity according to one or more schedules. The individual representative will receive a portion of the compensation, depending on the practice of his or her firm. Commissions are generally based on a percentage of Purchase Payments made, up to a maximum of 7.0%. Alternative compensation schedules are available that provide a lower initial commission plus ongoing annual compensation based on all or a portion of Account Value. We may also provide compensation to the distributing firm for providing ongoing service to you in relation to the Annuity. Commissions and other compensation paid in relation to the Annuity do not result in any additional charge to you or to the Separate Account.
PAYMENTS MADE TO PROMOTE SALE OF OUR PRODUCTS
In an effort to promote the sale of our products (which may include the placement of Prudential Annuities and/or each Annuity on a preferred or recommended company or product list and/or access to the firm's registered representatives), we and/or PAD pay certain broker-dealers cash compensation in the form of: commissions according to one or more schedules; percentage payments based on “Assets Under Management” (total assets”) subject to certain criteria in certain Pruco Life products; and/or percentage payments based on the total amount of money received as purchase payments under Pruco Life annuity products sold through the broker-dealer.
We or PAD also may compensate third-party vendors, for services that such vendors render to broker-dealer firms. To the extent permitted by FINRA rules and other applicable laws and regulations, PAD may pay or allow other promotional incentives or payments in the forms of non-cash compensation. These arrangements may not be offered to all firms and the terms of such arrangements may differ between firms.

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The list in the prospectus includes the names of the firms that we are aware (as of December 31, 2018) received cash compensation with respect to annuity business during 2018 (or as to which a payment amount was accrued during 2018). The firms listed include payments in connection with products issued by Prudential Annuities Life Assurance Corporation. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the contract. During 2018, the least amount paid, and greatest amount paid, were $1.20 and $7,248,879.59, respectively.
You should note that firms and individual registered representatives and branch managers within some firms participating in one of these compensation arrangements might receive greater compensation for selling the Annuity than for selling a different annuity that is not eligible for these compensation arrangements. While compensation is generally taken into account as an expense in considering the charges applicable to an annuity product, any such compensation will be paid by us or PAD and will not result in any additional charge to you. Overall compensation paid to the distributing firm does not exceed, based on actuarial assumptions, 8.5% of the total Purchase Payments made. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the Annuity.
With respect to all individual annuities issued by Prudential Annuities, PAD received commissions as follows: 2018: $122,121,924.71; 2017: $109,233,825.30; and 2016: $108,318,475.79. PAD retained none of those commissions.
HOW THE UNIT PRICE IS DETERMINED
For each Sub-account the initial Unit Price was $10.00. The Unit Price for each subsequent period is the net investment factor for that period, multiplied by the Unit Price for the immediately preceding Valuation Period. The Unit Price for a Valuation Period applies to each day in the period. The net investment factor is an index that measures the investment performance of, and charges assessed against, a Sub-account from one Valuation Period to the next. The net investment factor for a Valuation Period is: (a) divided by (b), less (c) where:

a.	is the net result of:

1.
the net asset value per share of the Portfolio shares held by that Sub-account at the end of the current Valuation Period plus the per share amount of any dividend or capital gain distribution declared by the Portfolio at the end of the current Valuation Period and paid (in the case of a Portfolio that declares dividends on an annual or quarterly basis) or accrued (in the case of a money market Portfolio that pays dividends monthly); plus or minus

2.	any per share charge or credit during the Valuation Period as a provision for taxes attributable to the operation or maintenance of that Sub-account.

b.	is the net result of:

1.
the net asset value per share of the Portfolio shares held by that Sub-account at the end of the preceding Valuation Period plus the per share amount of any dividend or capital gain distribution declared and unpaid (accrued) by the Portfolio at the end of the preceding Valuation Period; plus or minus

2.	any per share charge or credit during the preceding Valuation Period as a provision for taxes attributable to the operation or maintenance of that Sub-account.

c.	is the Insurance Charge and the Distribution Charge deducted daily against the assets of the Separate Account.
We value the assets in each Sub-account at their fair market value in accordance with accepted accounting practices and applicable laws and regulations. The net investment factor may be greater than, equal to, or less than one.
ADDITIONAL INFORMATION ON FIXED ALLOCATIONS
To the extent permitted by law, we reserve the right at any time to offer Guarantee Periods with durations that differ from those which were available when your Annuity was issued. We also reserve the right at any time to stop accepting new allocations, transfers or renewals for a particular Guarantee Period. Such an action may have an impact on the market value adjustment ("MVA").
We declare the rates of interest applicable during the various Guarantee Periods offered. Declared rates are effective annual rates of interest. The rate of interest applicable to a Fixed Allocation is the one in effect when its Guarantee Period begins. The rate is guaranteed throughout the Guarantee Period. We inform you of the interest rate applicable to a Fixed Allocation, as well as its Maturity Date, when we confirm the allocation. We declare interest rates applicable to new Fixed Allocations from time-to-time. Any new Fixed Allocation in an existing Annuity is credited interest at a rate not less than the rate we are then crediting to Fixed Allocations for the same Guarantee Period selected by new Annuity purchasers in the same class.
The interest rates we credit are subject to a minimum. We may declare a higher rate. The minimum is based on both an index and a reduction to the interest rate determined according to the index.
The index is based on the published rate for certificates of indebtedness (bills, notes or bonds, depending on the term of indebtedness) of the United States Treasury at the most recent Treasury auction held at least 30 days prior to the beginning of the applicable Fixed Allocation's Guarantee Period. The term (length of time from issuance to maturity) of the certificates of indebtedness upon which the index is based is the same as the duration of the Guarantee Period. If no certificates of indebtedness are available for such term, the next shortest term is used. If the United States Treasury's auction program is discontinued, we will substitute indexes which in our opinion are comparable. If required, implementation of such substitute indexes will be subject to approval by the SEC and the Insurance Department of the jurisdiction in which your Annuity was delivered. (For Annuities issued as certificates of participation in a group contract, it is our expectation that approval of only the jurisdiction in which such group contract was delivered applies.)

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The reduction used in determining the minimum interest rate is two and a half percent of interest (2.50%).
Where required by the laws of a particular jurisdiction, a specific minimum interest rate, compounded yearly, will apply should the index less the reduction be less than the specific minimum interest rate applicable to that jurisdiction.
WE MAY CHANGE THE INTEREST RATES WE CREDIT NEW FIXED ALLOCATIONS AT ANY TIME. Any such change does not have an impact on the rates applicable to Fixed Allocations with Guarantee Periods that began prior to such change. However, such a change will affect the MVA.
We have no specific formula for determining the interest rates we declare. Rates may differ between classes and between types of annuities we offer, even for guarantees of the same duration starting at the same time. We expect our interest rate declarations for Fixed Allocations to reflect the returns available on the type of investments we make to support the various classes of annuities supported by the assets in Separate Account D. However, we may also take into consideration in determining rates such factors including, but not limited to, the durations offered by the annuities supported by the assets in Separate Account D, regulatory and tax requirements, the liquidity of the secondary markets for the type of investments we make, commissions, administrative expenses, investment expenses, our insurance risks in relation to Fixed Allocations, general economic trends and competition. OUR MANAGEMENT MAKES THE FINAL DETERMINATION AS TO INTEREST RATES TO BE CREDITED. WE CANNOT PREDICT THE RATES WE WILL DECLARE IN THE FUTURE.
HOW WE CALCULATE THE MARKET VALUE ADJUSTMENT
An MVA is used to determine the Account Value of each Fixed Allocation. The formula used to determine the MVA is applied separately to each Fixed Allocation. Values and time durations used in the formula are as of the date the Account Value is being determined.
For purposes of this provision:

▪	"Strips" are a form of security where ownership of the interest portion of United States Treasury securities are separated from ownership of the underlying principal amount or corpus.

▪	"Strip Yields" are the yields payable on coupon Strips of United States Treasury securities.

▪
"Option-adjusted Spread" is the difference between the yields on corporate debt securities (adjusted to disregard options on such securities) and government debt securities of comparable duration. We currently use the Merrill Lynch 1 to 10 year Investment Grade Corporate Bond Index of Option-adjusted Spreads.

The formula is:
[(1+I) / (1+J+0.0010)]^(N/365)
where:
I is the Strip Yield as of the start date of the Guarantee Period for coupon Strips maturing at the end of the applicable Guarantee Period plus the Option-adjusted Spread. If there are no Strips maturing at that time, we will use the Strip Yield for the Strips maturing as soon as possible after the Guarantee Period ends.
J is the Strip Yield as of the date the MVA formula is being applied for coupon Strips maturing at the end of the applicable Guarantee Period plus the Option-adjusted Spread. If there are no Strips maturing at that time, we will use the Strip Yield for the Strips maturing as soon as possible after the Guarantee Period ends.
N is the number of days remaining in the original Guarantee Period.
The denominator of the MVA formula includes a factor, currently equal to 0.0010 or 10 basis points. The factor is an adjustment that is applied when an MVA is assessed (regardless of whether the MVA is positive or negative) and, relative to when no factor is applied, will reduce the amount being surrendered or transferred from the MVA Fixed Allocation.
If you surrender your Annuity under the right to cancel provision, the MVA formula is [(1 + I)/(1 + J)]^(N/365).
No MVA applies in determining a Fixed Allocation's Account Value on its Maturity Date and the 30 days prior to the Maturity Date. The formula may be changed for certain Special Purpose Fixed Allocations, as described in the Prospectus.
Irrespective of the above, we apply certain formulas to determine "I" and "J" when we do not offer Guarantee Periods with a duration equal to the Remaining Period. These formulas are as follows:

1.
If we offer Guarantee Periods to your class of Annuities with durations that are both shorter and longer than the Remaining Period, we interpolate a rate for "J" between our then current interest rates for Guarantee Periods with the next shortest and next longest durations then available for new Fixed Allocations for your class of Annuities.

2.
If we no longer offer Guarantee Periods to your class of Annuities with durations that are both longer and shorter than the Remaining Period, we determine rates for "J" and, for purposes of determining the MVA only, for "I" based on the Moody's Corporate Bond Yield Average - Monthly Average Corporates (the "Average"), as published by Moody's Investor Services, Inc., its successor, or an equivalent service should such Average no longer be published by Moody's. For determining I, we will use the Average published on or immediately prior to the start of the applicable Guarantee Period. For determining J, we will use the Average for the Remaining Period published on or immediately prior to the date the MVA is calculated.

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No MVA applies in determining a Fixed Allocation's Account Value on its Maturity Date, and, where required by law, the 30 days prior to the Maturity Date. If we are not offering a Guarantee Period with a duration equal to the number of years remaining in a Fixed Allocation's Guarantee Period, we calculate a rate for "J" above using a specific formula.
Our Current Rates are expected to be sensitive to interest rate fluctuations, thereby making each MVA equally sensitive to such changes. There would be a downward adjustment when the applicable Current Rate plus 0.10 percent of interest exceeds the rate credited to the Fixed Allocation and an upward adjustment when the applicable Current Rate is more than 0.10 percent of interest lower than the rate being credited to the Fixed Allocation.
We reserve the right, from time to time, to determine the MVA using an interest rate lower than the Current Rate for all transactions applicable to a class of Annuities. We may do so at our sole discretion. This would benefit all such Annuities if transactions to which the MVA applies occur while we use such lower interest rate.
GENERAL INFORMATION
VOTING RIGHTS
We are the legal owner of the shares of the underlying Portfolios in which the Sub-accounts invest. However, under current SEC rules, you have voting rights in relation to Account Value maintained in the Sub-accounts. If an underlying Portfolio requests a vote of shareholders, we will vote our shares based on instructions received from Owners with Account Value allocated to that Sub-account. Owners have the right to vote an amount equal to the number of shares attributable to their contracts. If we do not receive voting instructions in relation to certain shares, we will vote those shares in the same manner and proportion as the shares for which we have received instructions. This voting procedure is sometimes referred to as “mirror voting” because, as indicated in the immediately preceding sentence, we mirror the votes that are actually cast, rather than decide on our own how to vote. We will also “mirror vote” shares that are owned directly by us or an affiliate (excluding shares held in the separate account of an affiliated insurer). In addition, because all the shares of a given Portfolio held within our Separate Account are legally owned by us, we intend to vote all of such shares when that underlying Portfolio seeks a vote of its shareholders. As such, all such shares will be counted towards whether there is a quorum at the underlying Portfolio’s shareholder meeting and towards the ultimate outcome of the vote. Thus, under “mirror voting”, it is possible that the votes of a small percentage of contract holders who actually vote will determine the ultimate outcome.
We may, if required by state insurance regulations, disregard voting instructions if they would require shares to be voted so as to cause a change in the sub-classification or investment objectives of one or more of the available Variable Investment Options or to approve or disapprove an investment advisory contract for a Portfolio. In addition, we may disregard voting instructions that would require changes in the investment policy or investment adviser of one or more of the Portfolios associated with the available Variable Investment Options, provided that we reasonably disapprove such changes in accordance with applicable federal or state regulations. If we disregard Owner voting instructions, we will advise Owners of our action and the reasons for such action in the next available annual or semi-annual report.
We will furnish those Owners who have Account Value allocated to a Sub-account whose underlying Portfolio has requested a “proxy” vote with proxy materials and the necessary forms to provide us with their voting instructions. Generally, you will be asked to provide instructions for us to vote on matters such as changes in a fundamental investment strategy, adoption of a new investment advisory agreement, or matters relating to the structure of the underlying Portfolio that require a vote of shareholders. We reserve the right to change the voting procedures described above if applicable SEC rules change.
MODIFICATION
We reserve the right to do any or all of the following: (a) combine a Sub-account with other Sub-accounts; (b) combine Separate Account B or a portion of it with other "unitized" separate accounts; (c) terminate offering certain Guarantee Periods for new or renewing Fixed Allocations; (d) combine Separate Account D with other "non-unitized" separate accounts; (e) deregister Separate Account B under the Investment Company Act; (f) operate Separate Account B as a management investment company under the Investment Company Act or in any other form permitted by law; (g) make changes required by any change in the Securities Act, the Exchange Act or the Investment Company Act; (h) make changes that are necessary to maintain the tax status of your Annuity under the Code; (i) make changes required by any change in other Federal or state laws relating to retirement annuities or annuity contracts; and (j) discontinue offering any Sub-account at any time.
Also, from time to time, we may make additional Sub-accounts available to you. These Sub-accounts will invest in underlying mutual funds or portfolios of underlying mutual funds we believe to be suitable for the Annuity. We may or may not make a new Sub-account available to invest in any new portfolio of one of the current underlying mutual funds should such a portfolio be made available to Separate Account B.
We may eliminate Sub-accounts, combine two or more Sub-accounts or substitute one or more new underlying mutual funds or portfolios for the one in which a Sub-account is invested. Substitutions may be necessary if we believe an underlying mutual fund or portfolio no longer suits the purpose of the Annuity. This may happen due to a change in laws or regulations, or a change in the investment objectives or restrictions of an underlying mutual fund or portfolio, or because the underlying mutual fund or portfolio is no longer available for investment, or for some other reason. We would obtain prior approval from the insurance department of our state of domicile, if so required by law, before making such a substitution, deletion or addition. We also would obtain prior approval from the SEC so long as required by law, and any other required approvals before making such a substitution, deletion or addition.
We reserve the right to transfer assets of Separate Account B, which we determine to be associated with the class of contracts to which your Annuity belongs, to another "unitized" separate account. We also reserve the right to transfer assets of Separate Account D which we determine to be associated

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with the class of contracts to which your annuity belongs, to another "non-unitized" separate account. We will notify you (and/or any payee during the payout phase) of any modification to your Annuity. We may endorse your Annuity to reflect the change.
DEFERRAL OF TRANSACTIONS
We may defer any distribution or transfer from a Fixed Allocation or an annuity payment for a period not to exceed the lesser of 6 months or the period permitted by law. If we defer a distribution or transfer from any Fixed Allocation or any annuity payment for more than thirty days, or less where required by law, we pay interest at the minimum rate required by law but not less than 3% or at least 4% if required by your contract, per year on the amount deferred. We may defer payment of proceeds of any distribution from any Sub-account or any transfer from a Sub-account for a period not to exceed 7 calendar days from the date the transaction is effected. Any deferral period begins on the date such distribution or transfer would otherwise have been transacted.
There may be circumstances where the NYSE is open, however, due to inclement weather, natural disaster or other circumstances beyond our control, our offices may be closed or our business processing capabilities may be restricted. Under those circumstances, your Account Value may fluctuate based on changes in the Unit Values, but you may not be able to transfer Account Value, or make a purchase or redemption request.
The NYSE is closed on the following nationally recognized holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas. On those dates, we will not process any financial transactions involving purchase or redemption orders.
Prudential Annuities will also not process financial transactions involving purchase or redemption orders or transfers on any day that:

▪	trading on the NYSE is restricted;

▪	an emergency exists making redemption or valuation of securities held in the separate account impractical; or

▪	the SEC, by order, permits the suspension or postponement for the protection of security holders.
MISSTATEMENT OF AGE OR SEX
If there has been a misstatement of the age and/or sex of any person upon whose life annuity payments or the minimum death benefit is based, we make adjustments to conform to the facts. As to annuity payments: (a) any underpayments by us will be remedied on the next payment following correction; and (b) any overpayments by us will be charged against future amounts payable by us under your Annuity.
CYBER SECURITY RISKS
With the increasing use of technology and computer systems in general and, in particular, the Internet to conduct necessary business functions, Prudential Annuities is susceptible to operational, information security and related risks. These risks, which are often collectively referred to as “cyber security” risks, may include deliberate or malicious attacks, as well as unintentional events and occurrences. These risks are heightened by our offering of products with certain features, including those with automatic asset transfer or re-allocation strategies, and by our employment of complex investment, trading and hedging programs. Cyber security is generally defined as the technology, operations and related protocol surrounding and protecting a user’s computer hardware, network, systems and applications and the data transmitted and stored therewith. These measures ensure the reliability of a user’s systems, as well as the security, availability, integrity, and confidentiality of data assets.
Deliberate cyber attacks can include, but are not limited to, gaining unauthorized access (including physical break-ins and attempts to fraudulently induce employees, customers or other users of these systems to disclose sensitive information in order to gain access) to computer systems in order to misappropriate and/or disclose sensitive or confidential information; deleting, corrupting or modifying data; and causing operational disruptions. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (in order to prevent access to computer networks). In addition to deliberate breaches engineered by external actors, cyber security risks can also result from the conduct of malicious, exploited or careless insiders, whose actions may result in the destruction, release or disclosure of confidential or proprietary information stored on an organization’s systems.
Cyber security failures or breaches that could impact Prudential Annuities and Owners, whether deliberate or unintentional, could arise not only in connection with our own administration of the Annuity, but also with entities operating the Annuity’s underlying funds and with third-party service providers to Prudential Annuities. Cyber security failures originating with any of the entities involved with the offering and administration of the Annuity may cause significant disruptions in the business operations related to the Annuity. Potential impacts may include, but are not limited to, potential financial losses under the Annuity, your inability to conduct transactions under the Annuity and/or with respect to an underlying fund, an inability to calculate the accumulation unit value (AUV) with respect to the Annuity and/or the net asset value (NAV) with respect to an underlying fund, and disclosures of your personal or confidential account information.
In addition to direct impacts to you, cyber security failures of the type described above may result in adverse impacts to Prudential Annuities, including regulatory inquiries, regulatory proceedings, regulatory and/or legal and litigation costs, and reputational damage. Costs incurred by Prudential Annuities may include reimbursement and other expenses, including the costs of litigation and litigation settlements and additional compliance costs. Considerable expenses also may be incurred by Prudential Annuities in enhancing and upgrading computer systems and systems security following a cyber security failure.
The rapid proliferation of technologies, as well as the increased sophistication and activities of organized crime, hackers, terrorists, hostile foreign governments and others continue to pose new and significant cyber security threats. Although Prudential Annuities, our service providers, and the

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underlying funds offered under the Annuity may have established business continuity plans and risk management systems to mitigate cyber security risks, there can be no guarantee or assurance that such plans or systems will be effective, or that all risks that exist, or may develop in the future, have been completely anticipated and identified or can be protected against. Furthermore, Prudential Annuities cannot control or assure the efficacy of the cyber security plans and systems implemented by third-party service providers, the underlying funds, and the issuers in which the underlying funds invest.
ANNUITIZATION
WHAT TYPES OF ANNUITY OPTIONS ARE AVAILABLE?
We currently make annuity options available that provide fixed annuity payments, or adjustable payments. Fixed options provide the same amount with each payment. Adjustable options provide a fixed payment that is periodically adjusted based on current interest rates. We do not guarantee to make all annuity payment options available in the future.
When you purchase an Annuity, or at a later date, you may choose an Annuity Date, an annuity option and the frequency of annuity payments. You may change your choices before the Annuity Date under the terms of your contract. A maximum Annuity Date may be required by law. The Annuity Date may depend on the annuity option you choose. Certain annuity options may not be available depending on the age of the Annuitant.
Certain of these annuity options may also be available to Beneficiaries who choose to receive the Annuity's Death Benefit proceeds as a series of payments instead of a lump sum payment.
OPTION 1
Payments for Life: Under this option, income is payable periodically until the death of the "key life". The "key life" (as used in this section) is the person or persons upon whose life annuity payments are based. No additional annuity payments are made after the death of the key life. Since no minimum number of payments is guaranteed, this option offers the largest amount of periodic payments of the life contingent annuity options. It is possible that only one payment will be payable if the death of the key life occurs before the date the second payment was due, and no other payments nor death benefits would be payable. This option is currently available on a fixed basis. Under this option, you cannot make a partial or full surrender of the annuity.
OPTION 2
Payments Based on Joint Lives: Under this option, income is payable periodically during the joint lifetime of two key lives, and thereafter during the remaining lifetime of the survivor, ceasing with the last payment prior to the survivor's death. No minimum number of payments is guaranteed under this option. It is possible that only one payment will be payable if the death of all the key lives occurs before the date the second payment was due, and no other payments or death benefits would be payable. This option is currently available on a fixed basis. Under this option, you cannot make a partial or full surrender of the annuity.
OPTION 3
Payments for Life with a Certain Period: Under this option, income is payable until the death of the key life. However, if the key life dies before the end of the period selected (5, 10 or 15 years), the remaining payments are paid to the Beneficiary until the end of such period. This option is currently available on a fixed basis.
OPTION 4
Fixed Payments for a Certain Period: Under this option, income is payable periodically for a specified number of years. If the payee dies before the end of the specified number of years, the remaining payments are paid to the Beneficiary to the end of such period. Note that under this option, payments are not based on any assumptions of life expectancy. Therefore, that portion of the Insurance Charge assessed to cover the risk that key lives outlive our expectations provides no benefit to an Owner selecting this option. Under this option, you cannot make a partial or full surrender of the annuity.
We may make additional annuity payment options available in the future.
WHEN ARE ANNUITY PAYMENTS MADE?
Each Annuity Payment is payable monthly on the Annuity Payment Date. The initial annuity payment will be on a date of your choice. The Annuity Payment Date may not be changed after the Annuity Date.
HOW ARE ANNUITY PAYMENTS CALCULATED?
FIXED ANNUITY PAYMENTS
If you choose to receive fixed annuity payments, you will receive equal fixed-dollar payments throughout the period you select. The amount of the fixed payment will vary depending on the annuity payment option and payment frequency you select. Generally, the first annuity payment is determined by multiplying the Account Value upon the Annuity Date, minus any state premium taxes that may apply, by the factor determined from our table of annuity rates. The table of annuity rates differs based on the type of annuity chosen and the frequency of payment selected. Our rates will not be less than our guaranteed minimum rates. These guaranteed minimum rates are derived from the 2000 Individual Annuity Mortality Table with an assumed interest rate of 3% per annum. Where required by law or regulation, such annuity table will have rates that do not differ according to the gender of the key life. Otherwise, the rates will differ according to the gender of the key life.

8

ADJUSTABLE ANNUITY PAYMENTS
We may make an adjustable annuity payment option available. Adjustable annuity payments are calculated similarly to fixed annuity payments except that on every fifth (5th) anniversary of receiving annuity payments, the annuity payment amount is adjusted upward or downward depending on the rate we are currently crediting to annuity payments. The adjustment in the annuity payment amount does not affect the duration of remaining annuity payments, only the amount of each payment.
KEY TERMS
ACCOUNT VALUE: The value of each allocation to a Sub-account (also referred to as a "variable investment option") plus any Fixed Allocation prior to the Annuity Date, increased by any earnings, and/or less any losses, distributions and charges. The Account Value is calculated before we assess any applicable Contingent Deferred Sales Charge ("CDSC" or "surrender charge") and/or, other than on an annuity anniversary, any fee that is deducted from the Annuity annually in arrears. The Account Value is determined separately for each Sub-account and for each Fixed Allocation, and then totaled to determine the Account Value for your entire Annuity. The Account Value of each MVA Fixed Allocation on any day other than its Maturity Date may be calculated using a market value adjustment. The Account Value includes any Loyalty Credit we apply. With respect to Annuities with a Highest Daily Lifetime Five Income Benefit election, Account Value includes the value of any allocation to the Benefit Fixed Rate Account.
ANNUITY DATE: The date you choose for annuity payments to commence. Unless we agree otherwise, for Annuities issued on or after November 20, 2006, the Annuity Date must be no later than the first day of the calendar month coinciding with or next following the later of: (a) the oldest Owner's or Annuitant's 95th birthday, whichever occurs first, and (b) the fifth anniversary of the Issue Date.
EXPERTS
The financial statements of Prudential Annuities Life Assurance Corporation as of December 31, 2018 and 2017 and for each of the three years in the period ended December 31, 2018 and the financial statements of Prudential Annuities Life Assurance Corporation Variable Account B as of December 31, 2018 and for each of the periods presented included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.
LEGAL EXPERTS
In connection with the preparation of the post-effective amendment to this registration statement, counsel for Prudential Annuities has provided certain advice with respect to the federal securities laws.
FINANCIAL STATEMENTS
The financial statements which follow are those of Prudential Annuities Life Assurance Corporation and Prudential Annuities Life Assurance Corporation Variable Account B Sub-accounts as of December 31, 2018 and for the years ended December 31, 2018 and 2017 . There may be other Sub-accounts included in Variable Account B that are not available in the product described in the applicable prospectus.
INCORPORATION BY REFERENCE
To the extent and only to the extent that any statement in a document incorporated by reference into this Statement of Additional Information is modified or superseded by a statement in this Statement of Additional Information or in a later-filed document, such statement is hereby deemed so modified or superseded and not part of this Statement of Additional Information.
We furnish you without charge a copy of any or all the documents incorporated by reference in this Statement of Additional Information, including any exhibits to such documents which have been specifically incorporated by reference. We do so upon receipt of your written or oral request. Please address your request to Prudential Annuities--Variable Annuities, P.O. Box 7960, Philadelphia, PA 19176. Our phone number is 1-800-752-6342. You may also forward such a request electronically to our Customer Service Department at www.prudentialannuities.com.

9

Appendix A
DETERMINATION OF ACCUMULATION UNIT VALUES
AND FINANCIAL STATEMENTS OF SEPARATE ACCOUNT
The value for each accumulation unit is computed as of the end of each business day. On any given business day the value of a Unit in each Sub-account will be determined by multiplying the value of a Unit of that Sub-account for the preceding business day by the net investment factor for that Sub-account for the current business day. The net investment factor for any business day is determined by dividing the value of the assets of the Sub-account for that day by the value of the assets of the Sub-account for the preceding business day (ignoring, for this purpose, changes resulting from new purchase payments and withdrawals), and subtracting from the result the daily equivalent of the annual charge for all insurance and administrative expenses. The value of the assets of a Sub-account is determined by multiplying the number of shares of a fund by the net asset value of each share and adding the value of dividends declared by the Series Fund or other fund but not yet paid.
As we have indicated in the prospectuses, ASL II is a contract that allows you to select or decline any of several benefit options that carry with it a specific asset based charge. We maintain a unique unit value corresponding to each such contract feature. In each prospectus, we depict the unit values corresponding to the contract features that bore the highest and lowest combination of asset-based charges for the period ending December 31, 2018. Here, we set out unit values corresponding to the remaining unit values.
The portfolio names shown for the corresponding unit values are as of the period indicated above. For a complete list of the current portfolio names, see "What Are the Investment Objectives and Policies of the Portfolio?" in the prospectus.

ASL II
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With any one of GRO Plus, EBP or HAV (1.90%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ACCESS VP High Yield Fund
01/01/2009 to 12/31/2009	$10.94080	$12.54825	8,918
01/01/2010 to 12/31/2010	$12.54825	$14.32566	228
01/01/2011 to 12/31/2011	$14.32566	$14.43990	33,311
01/01/2012 to 12/31/2012	$14.43990	$16.16581	49
01/01/2013 to 12/31/2013	$16.16581	$17.44748	1,004
01/01/2014 to 12/31/2014	$17.44748	$17.51633	43
01/01/2015 to 12/31/2015	$17.51633	$17.21001	17
01/01/2016 to 12/31/2016	$17.21001	$18.40354	7
01/01/2017 to 12/31/2017	$18.40354	$18.92042	0
01/01/2018 to 12/31/2018	$18.92042	$18.44546	0
AST Academic Strategies Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.86679	$9.59708	14,463,581
01/01/2010 to 12/31/2010	$9.59708	$10.54121	11,979,057
01/01/2011 to 12/31/2011	$10.54121	$10.06634	7,908,770
01/01/2012 to 12/31/2012	$10.06634	$11.11575	7,770,695
01/01/2013 to 12/31/2013	$11.11575	$11.99222	6,988,823
01/01/2014 to 12/31/2014	$11.99222	$12.21360	5,430,096
01/01/2015 to 12/31/2015	$12.21360	$11.59582	3,918,456
01/01/2016 to 12/31/2016	$11.59582	$12.09671	2,865,335
01/01/2017 to 12/31/2017	$12.09671	$13.36096	2,401,078
01/01/2018 to 12/31/2018	$13.36096	$12.03948	1,395,003
AST Advanced Strategies Portfolio
01/01/2009 to 12/31/2009	$7.86903	$9.74206	6,609,268
01/01/2010 to 12/31/2010	$9.74206	$10.86700	6,072,487
01/01/2011 to 12/31/2011	$10.86700	$10.67273	4,020,952
01/01/2012 to 12/31/2012	$10.67273	$11.89873	4,181,266
01/01/2013 to 12/31/2013	$11.89873	$13.60535	3,989,900
01/01/2014 to 12/31/2014	$13.60535	$14.16201	3,424,920
01/01/2015 to 12/31/2015	$14.16201	$14.00452	2,829,566
01/01/2016 to 12/31/2016	$14.00452	$14.71536	2,402,615
01/01/2017 to 12/31/2017	$14.71536	$16.88021	2,171,907
01/01/2018 to 12/31/2018	$16.88021	$15.58310	1,333,931
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99842	$11.61709	10,796
01/01/2014 to 12/31/2014	$11.61709	$12.89730	9,913
01/01/2015 to 12/31/2015	$12.89730	$12.87068	12,646
01/01/2016 to 12/31/2016	$12.87068	$13.97816	9,612
01/01/2017 to 12/31/2017	$13.97816	$16.74876	4,933
01/01/2018 to 12/31/2018	$16.74876	$15.09241	2,833
AST Balanced Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$8.13727	$9.84240	12,578,640
01/01/2010 to 12/31/2010	$9.84240	$10.84442	10,206,458
01/01/2011 to 12/31/2011	$10.84442	$10.50943	6,583,634
01/01/2012 to 12/31/2012	$10.50943	$11.59556	6,921,821
01/01/2013 to 12/31/2013	$11.59556	$13.38272	6,631,006
01/01/2014 to 12/31/2014	$13.38272	$13.98473	5,609,030
01/01/2015 to 12/31/2015	$13.98473	$13.78432	4,525,087
01/01/2016 to 12/31/2016	$13.78432	$14.37457	3,719,730
01/01/2017 to 12/31/2017	$14.37457	$16.20424	3,128,669
01/01/2018 to 12/31/2018	$16.20424	$15.11038	2,192,146

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99842	$9.15128	467,866
01/01/2012 to 12/31/2012	$9.15128	$10.04504	651,421
01/01/2013 to 12/31/2013	$10.04504	$10.92367	674,339
01/01/2014 to 12/31/2014	$10.92367	$11.24074	518,003
01/01/2015 to 12/31/2015	$11.24074	$10.69626	444,139
01/01/2016 to 12/31/2016	$10.69626	$11.22383	345,550
01/01/2017 to 12/31/2017	$11.22383	$12.39979	298,155
01/01/2018 to 12/31/2018	$12.39979	$11.52080	206,938
AST BlackRock Low Duration Bond Portfolio
01/01/2009 to 12/31/2009	$10.79522	$11.67355	9,706,559
01/01/2010 to 12/31/2010	$11.67355	$11.89827	6,476,153
01/01/2011 to 12/31/2011	$11.89827	$11.93492	3,945,089
01/01/2012 to 12/31/2012	$11.93492	$12.25761	3,747,740
01/01/2013 to 12/31/2013	$12.25761	$11.76334	3,291,066
01/01/2014 to 12/31/2014	$11.76334	$11.52848	2,274,072
01/01/2015 to 12/31/2015	$11.52848	$11.36413	1,480,773
01/01/2016 to 12/31/2016	$11.36413	$11.33090	1,113,516
01/01/2017 to 12/31/2017	$11.33090	$11.30549	1,054,523
01/01/2018 to 12/31/2018	$11.30549	$11.17201	855,071
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2009 to 12/31/2009	$11.27779	$12.89197	10,257,815
01/01/2010 to 12/31/2010	$12.89197	$13.62321	8,706,380
01/01/2011 to 12/31/2011	$13.62321	$13.78958	5,328,814
01/01/2012 to 12/31/2012	$13.78958	$14.78828	5,350,745
01/01/2013 to 12/31/2013	$14.78828	$14.24082	3,994,967
01/01/2014 to 12/31/2014	$14.24082	$14.56142	2,756,189
01/01/2015 to 12/31/2015	$14.56142	$13.98366	2,012,621
01/01/2016 to 12/31/2016	$13.98366	$14.29845	1,415,120
01/01/2017 to 12/31/2017	$14.29845	$14.63929	1,220,812
01/01/2018 to 12/31/2018	$14.63929	$14.26492	903,890
AST Bond Portfolio 2020
01/02/2009* to 12/31/2009	$9.99895	$8.77992	0
01/01/2010 to 12/31/2010	$8.77992	$9.63325	0
01/01/2011 to 12/31/2011	$9.63325	$11.21550	0
01/01/2012 to 12/31/2012	$11.21550	$11.69747	0
01/01/2013 to 12/31/2013	$11.69747	$10.72759	0
01/01/2014 to 12/31/2014	$10.72759	$11.17195	0
01/01/2015 to 12/31/2015	$11.17195	$11.12698	0
01/01/2016 to 12/31/2016	$11.12698	$11.12949	0
01/01/2017 to 12/31/2017	$11.12949	$11.01525	0
01/01/2018 to 12/31/2018	$11.01525	$10.83622	0
AST Capital Growth Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.66494	$9.42392	19,005,047
01/01/2010 to 12/31/2010	$9.42392	$10.48149	14,233,361
01/01/2011 to 12/31/2011	$10.48149	$10.03311	8,170,145
01/01/2012 to 12/31/2012	$10.03311	$11.19298	8,804,452
01/01/2013 to 12/31/2013	$11.19298	$13.47080	9,283,453
01/01/2014 to 12/31/2014	$13.47080	$14.13929	8,128,130
01/01/2015 to 12/31/2015	$14.13929	$13.94463	6,978,558
01/01/2016 to 12/31/2016	$13.94463	$14.61546	5,754,253
01/01/2017 to 12/31/2017	$14.61546	$16.90360	5,232,380
01/01/2018 to 12/31/2018	$16.90360	$15.54979	3,188,288

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99842	$11.63768	36,154
01/01/2014 to 12/31/2014	$11.63768	$12.97041	90,371
01/01/2015 to 12/31/2015	$12.97041	$12.26956	40,763
01/01/2016 to 12/31/2016	$12.26956	$13.82976	118,689
01/01/2017 to 12/31/2017	$13.82976	$16.06461	93,625
01/01/2018 to 12/31/2018	$16.06461	$15.00682	44,987
AST Cohen & Steers Realty Portfolio
01/01/2009 to 12/31/2009	$14.24557	$18.43675	608,819
01/01/2010 to 12/31/2010	$18.43675	$23.27609	512,414
01/01/2011 to 12/31/2011	$23.27609	$24.33937	235,353
01/01/2012 to 12/31/2012	$24.33937	$27.54086	235,540
01/01/2013 to 12/31/2013	$27.54086	$27.86420	206,174
01/01/2014 to 12/31/2014	$27.86420	$35.78529	192,847
01/01/2015 to 12/31/2015	$35.78529	$36.80601	124,265
01/01/2016 to 12/31/2016	$36.80601	$37.84707	107,705
01/01/2017 to 12/31/2017	$37.84707	$39.44876	102,669
01/01/2018 to 12/31/2018	$39.44876	$36.85534	62,121
AST Fidelity Institutional AM® Quantitative Portfolio
formerly,AST FI Pyramis® Quantitative Portfolio
01/01/2009 to 12/31/2009	$7.22630	$8.77980	6,315,685
01/01/2010 to 12/31/2010	$8.77980	$9.85022	5,754,917
01/01/2011 to 12/31/2011	$9.85022	$9.51796	3,704,169
01/01/2012 to 12/31/2012	$9.51796	$10.32982	3,876,960
01/01/2013 to 12/31/2013	$10.32982	$11.62943	3,656,804
01/01/2014 to 12/31/2014	$11.62943	$11.76798	3,006,176
01/01/2015 to 12/31/2015	$11.76798	$11.65878	2,523,965
01/01/2016 to 12/31/2016	$11.65878	$11.92422	2,058,651
01/01/2017 to 12/31/2017	$11.92422	$13.62522	1,850,565
01/01/2018 to 12/31/2018	$13.62522	$12.32974	1,096,575
AST Global Real Estate Portfolio
01/01/2009 to 12/31/2009	$6.10647	$8.09309	144,868
01/01/2010 to 12/31/2010	$8.09309	$9.54311	136,521
01/01/2011 to 12/31/2011	$9.54311	$8.89025	92,327
01/01/2012 to 12/31/2012	$8.89025	$11.05867	188,259
01/01/2013 to 12/31/2013	$11.05867	$11.32020	162,760
01/01/2014 to 12/31/2014	$11.32020	$12.65133	154,888
01/01/2015 to 12/31/2015	$12.65133	$12.39981	135,656
01/01/2016 to 12/31/2016	$12.39981	$12.27357	63,445
01/01/2017 to 12/31/2017	$12.27357	$13.35180	62,145
01/01/2018 to 12/31/2018	$13.35180	$12.48001	50,110
AST Goldman Sachs Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$9.86890	$11.53927	9,326,038
01/01/2010 to 12/31/2010	$11.53927	$12.77881	6,998,680
01/01/2011 to 12/31/2011	$12.77881	$11.84441	3,277,745
01/01/2012 to 12/31/2012	$11.84441	$13.90426	3,174,914
01/01/2013 to 12/31/2013	$13.90426	$18.21540	2,760,364
01/01/2014 to 12/31/2014	$18.21540	$20.21598	1,750,771
01/01/2015 to 12/31/2015	$20.21598	$18.91552	1,401,134
01/01/2016 to 12/31/2016	$18.91552	$20.69868	1,101,847
01/01/2017 to 12/31/2017	$20.69868	$22.28573	1,058,515
01/01/2018 to 12/31/2018	$22.28573	$19.99586	802,544

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Mid-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$10.60190	$16.33854	1,836,792
01/01/2010 to 12/31/2010	$16.33854	$19.20592	1,199,578
01/01/2011 to 12/31/2011	$19.20592	$18.28055	516,180
01/01/2012 to 12/31/2012	$18.28055	$21.45017	505,518
01/01/2013 to 12/31/2013	$21.45017	$27.81671	514,046
01/01/2014 to 12/31/2014	$27.81671	$30.43387	354,830
01/01/2015 to 12/31/2015	$30.43387	$28.15819	393,677
01/01/2016 to 12/31/2016	$28.15819	$28.07868	289,803
01/01/2017 to 12/31/2017	$28.07868	$35.00934	233,017
01/01/2018 to 12/31/2018	$35.00934	$32.84713	164,397
AST Goldman Sachs Multi-Asset Portfolio
01/01/2009 to 12/31/2009	$7.55952	$9.15003	2,253,800
01/01/2010 to 12/31/2010	$9.15003	$10.01738	2,198,784
01/01/2011 to 12/31/2011	$10.01738	$9.77744	1,593,260
01/01/2012 to 12/31/2012	$9.77744	$10.56305	1,792,450
01/01/2013 to 12/31/2013	$10.56305	$11.38005	1,443,596
01/01/2014 to 12/31/2014	$11.38005	$11.61502	1,076,426
01/01/2015 to 12/31/2015	$11.61502	$11.29073	769,927
01/01/2016 to 12/31/2016	$11.29073	$11.65888	646,195
01/01/2017 to 12/31/2017	$11.65888	$12.84286	576,955
01/01/2018 to 12/31/2018	$12.84286	$11.70834	361,378
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2009 to 12/31/2009	$13.06735	$16.26071	302,214
01/01/2010 to 12/31/2010	$16.26071	$20.22180	300,723
01/01/2011 to 12/31/2011	$20.22180	$20.09648	141,768
01/01/2012 to 12/31/2012	$20.09648	$22.80733	147,190
01/01/2013 to 12/31/2013	$22.80733	$31.05831	156,315
01/01/2014 to 12/31/2014	$31.05831	$32.66138	166,797
01/01/2015 to 12/31/2015	$32.66138	$30.28034	116,818
01/01/2016 to 12/31/2016	$30.28034	$36.92865	89,905
01/01/2017 to 12/31/2017	$36.92865	$40.64448	73,125
01/01/2018 to 12/31/2018	$40.64448	$34.26070	44,352
AST Government Money Market Portfolio
01/01/2009 to 12/31/2009	$10.43767	$10.26441	53,398,654
01/01/2010 to 12/31/2010	$10.26441	$10.07186	22,860,112
01/01/2011 to 12/31/2011	$10.07186	$9.88296	14,451,090
01/01/2012 to 12/31/2012	$9.88296	$9.69565	12,836,983
01/01/2013 to 12/31/2013	$9.69565	$9.51146	8,587,995
01/01/2014 to 12/31/2014	$9.51146	$9.33077	5,836,235
01/01/2015 to 12/31/2015	$9.33077	$9.15349	4,351,613
01/01/2016 to 12/31/2016	$9.15349	$8.98008	3,457,863
01/01/2017 to 12/31/2017	$8.98008	$8.83997	2,111,819
01/01/2018 to 12/31/2018	$8.83997	$8.78382	1,578,952
AST High Yield Portfolio
01/01/2009 to 12/31/2009	$10.51927	$13.98829	2,187,551
01/01/2010 to 12/31/2010	$13.98829	$15.57512	1,822,975
01/01/2011 to 12/31/2011	$15.57512	$15.76450	1,332,047
01/01/2012 to 12/31/2012	$15.76450	$17.61019	1,315,319
01/01/2013 to 12/31/2013	$17.61019	$18.51604	874,891
01/01/2014 to 12/31/2014	$18.51604	$18.62886	457,370
01/01/2015 to 12/31/2015	$18.62886	$17.62363	318,279
01/01/2016 to 12/31/2016	$17.62363	$19.95146	262,216
01/01/2017 to 12/31/2017	$19.95146	$21.03580	196,410
01/01/2018 to 12/31/2018	$21.03580	$20.22413	125,298

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$8.74439	$10.24535	1,270,505
01/01/2010 to 12/31/2010	$10.24535	$11.37335	929,620
01/01/2011 to 12/31/2011	$11.37335	$10.69080	467,092
01/01/2012 to 12/31/2012	$10.69080	$12.25840	472,202
01/01/2013 to 12/31/2013	$12.25840	$16.81913	598,631
01/01/2014 to 12/31/2014	$16.81913	$18.76780	504,825
01/01/2015 to 12/31/2015	$18.76780	$16.96847	310,533
01/01/2016 to 12/31/2016	$16.96847	$19.95731	234,517
01/01/2017 to 12/31/2017	$19.95731	$23.33694	175,860
01/01/2018 to 12/31/2018	$23.33694	$19.65153	162,165
AST International Growth Portfolio
01/01/2009 to 12/31/2009	$11.77265	$15.62464	4,557,297
01/01/2010 to 12/31/2010	$15.62464	$17.54999	3,251,694
01/01/2011 to 12/31/2011	$17.54999	$14.99175	1,512,624
01/01/2012 to 12/31/2012	$14.99175	$17.70181	1,436,397
01/01/2013 to 12/31/2013	$17.70181	$20.67486	1,426,725
01/01/2014 to 12/31/2014	$20.67486	$19.16150	1,000,376
01/01/2015 to 12/31/2015	$19.16150	$19.38922	603,053
01/01/2016 to 12/31/2016	$19.38922	$18.30293	522,969
01/01/2017 to 12/31/2017	$18.30293	$24.31733	444,516
01/01/2018 to 12/31/2018	$24.31733	$20.67291	366,253
AST International Value Portfolio
01/01/2009 to 12/31/2009	$13.52112	$17.30968	702,587
01/01/2010 to 12/31/2010	$17.30968	$18.86297	458,110
01/01/2011 to 12/31/2011	$18.86297	$16.18274	222,180
01/01/2012 to 12/31/2012	$16.18274	$18.52239	226,039
01/01/2013 to 12/31/2013	$18.52239	$21.70787	254,128
01/01/2014 to 12/31/2014	$21.70787	$19.86779	227,722
01/01/2015 to 12/31/2015	$19.86779	$19.64956	169,797
01/01/2016 to 12/31/2016	$19.64956	$19.38894	116,479
01/01/2017 to 12/31/2017	$19.38894	$23.36096	101,317
01/01/2018 to 12/31/2018	$23.36096	$19.21697	70,545
AST Investment Grade Bond Portfolio
01/01/2009 to 12/31/2009	$10.70704	$11.69096	5,092,409
01/01/2010 to 12/31/2010	$11.69096	$12.70879	2,342,766
01/01/2011 to 12/31/2011	$12.70879	$14.01936	10,709,989
01/01/2012 to 12/31/2012	$14.01936	$15.04558	5,652,714
01/01/2013 to 12/31/2013	$15.04558	$14.29010	2,279,181
01/01/2014 to 12/31/2014	$14.29010	$14.96195	1,979,323
01/01/2015 to 12/31/2015	$14.96195	$14.85000	4,202,361
01/01/2016 to 12/31/2016	$14.85000	$15.18095	4,684,852
01/01/2017 to 12/31/2017	$15.18095	$15.53542	2,706,927
01/01/2018 to 12/31/2018	$15.53542	$15.19804	4,370,659
AST J.P. Morgan Global Thematic Portfolio
01/01/2009 to 12/31/2009	$6.92439	$8.60432	1,770,969
01/01/2010 to 12/31/2010	$8.60432	$9.60720	1,853,130
01/01/2011 to 12/31/2011	$9.60720	$9.37122	1,130,059
01/01/2012 to 12/31/2012	$9.37122	$10.44165	1,086,303
01/01/2013 to 12/31/2013	$10.44165	$11.91122	1,170,776
01/01/2014 to 12/31/2014	$11.91122	$12.42856	1,133,846
01/01/2015 to 12/31/2015	$12.42856	$12.06471	1,024,011
01/01/2016 to 12/31/2016	$12.06471	$12.45343	768,603
01/01/2017 to 12/31/2017	$12.45343	$14.28905	622,642
01/01/2018 to 12/31/2018	$14.28905	$12.98288	385,835

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan International Equity Portfolio
01/01/2009 to 12/31/2009	$11.86533	$15.81653	1,088,419
01/01/2010 to 12/31/2010	$15.81653	$16.62873	754,417
01/01/2011 to 12/31/2011	$16.62873	$14.82050	455,543
01/01/2012 to 12/31/2012	$14.82050	$17.72391	433,132
01/01/2013 to 12/31/2013	$17.72391	$20.05808	373,288
01/01/2014 to 12/31/2014	$20.05808	$18.42445	264,965
01/01/2015 to 12/31/2015	$18.42445	$17.56921	212,453
01/01/2016 to 12/31/2016	$17.56921	$17.56909	174,190
01/01/2017 to 12/31/2017	$17.56909	$22.34365	148,360
01/01/2018 to 12/31/2018	$22.34365	$18.08806	111,829
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2009 to 12/31/2009	$11.73610	$14.04824	4,201,539
01/01/2010 to 12/31/2010	$14.04824	$14.79010	3,774,526
01/01/2011 to 12/31/2011	$14.79010	$14.54332	2,478,160
01/01/2012 to 12/31/2012	$14.54332	$15.79599	2,505,973
01/01/2013 to 12/31/2013	$15.79599	$17.20544	2,392,545
01/01/2014 to 12/31/2014	$17.20544	$17.79816	1,942,378
01/01/2015 to 12/31/2015	$17.79816	$17.42813	1,689,336
01/01/2016 to 12/31/2016	$17.42813	$17.75400	1,281,235
01/01/2017 to 12/31/2017	$17.75400	$19.53244	1,079,516
01/01/2018 to 12/31/2018	$19.53244	$18.17721	608,424
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08381	$10.28718	11,476
01/01/2010 to 12/31/2010	$10.28718	$11.23382	39,108
01/01/2011 to 12/31/2011	$11.23382	$11.09370	45,177
01/01/2012 to 12/31/2012	$11.09370	$12.53538	82,848
01/01/2013 to 12/31/2013	$12.53538	$16.78516	86,792
01/01/2014 to 12/31/2014	$16.78516	$18.03129	115,640
01/01/2015 to 12/31/2015	$18.03129	$19.56984	95,355
01/01/2016 to 12/31/2016	$19.56984	$18.91767	44,471
01/01/2017 to 12/31/2017	$18.91767	$25.20894	38,807
01/01/2018 to 12/31/2018	$25.20894	$24.32895	40,559
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$9.58878	$12.20594	9,898,808
01/01/2010 to 12/31/2010	$12.20594	$14.33917	7,065,215
01/01/2011 to 12/31/2011	$14.33917	$13.93858	3,146,426
01/01/2012 to 12/31/2012	$13.93858	$15.35054	3,080,177
01/01/2013 to 12/31/2013	$15.35054	$20.57226	2,626,178
01/01/2014 to 12/31/2014	$20.57226	$22.31869	1,803,257
01/01/2015 to 12/31/2015	$22.31869	$24.09988	1,120,483
01/01/2016 to 12/31/2016	$24.09988	$24.96138	910,730
01/01/2017 to 12/31/2017	$24.96138	$32.56709	712,331
01/01/2018 to 12/31/2018	$32.56709	$31.08636	524,468
AST MFS Global Equity Portfolio
01/01/2009 to 12/31/2009	$12.78263	$16.49076	431,702
01/01/2010 to 12/31/2010	$16.49076	$18.12642	408,161
01/01/2011 to 12/31/2011	$18.12642	$17.22557	265,817
01/01/2012 to 12/31/2012	$17.22557	$20.79752	278,539
01/01/2013 to 12/31/2013	$20.79752	$26.04056	263,515
01/01/2014 to 12/31/2014	$26.04056	$26.47322	240,465
01/01/2015 to 12/31/2015	$26.47322	$25.58966	206,553
01/01/2016 to 12/31/2016	$25.58966	$26.88996	137,756
01/01/2017 to 12/31/2017	$26.88996	$32.66966	121,979
01/01/2018 to 12/31/2018	$32.66966	$28.98428	92,618

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Growth Portfolio
01/01/2009 to 12/31/2009	$9.81230	$11.96540	1,222,987
01/01/2010 to 12/31/2010	$11.96540	$13.23871	948,496
01/01/2011 to 12/31/2011	$13.23871	$12.91038	532,298
01/01/2012 to 12/31/2012	$12.91038	$14.82849	524,356
01/01/2013 to 12/31/2013	$14.82849	$19.88649	385,617
01/01/2014 to 12/31/2014	$19.88649	$21.20790	303,849
01/01/2015 to 12/31/2015	$21.20790	$22.30903	184,574
01/01/2016 to 12/31/2016	$22.30903	$22.30449	150,573
01/01/2017 to 12/31/2017	$22.30449	$28.60150	122,429
01/01/2018 to 12/31/2018	$28.60150	$28.65833	85,050
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99843	$10.18715	0
01/01/2013 to 12/31/2013	$10.18715	$13.44187	35,186
01/01/2014 to 12/31/2014	$13.44187	$14.53393	58,000
01/01/2015 to 12/31/2015	$14.53393	$14.15468	103,723
01/01/2016 to 12/31/2016	$14.15468	$15.75350	95,509
01/01/2017 to 12/31/2017	$15.75350	$18.13481	93,277
01/01/2018 to 12/31/2018	$18.13481	$15.98283	42,327
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$11.00887	$15.18922	2,326,283
01/01/2010 to 12/31/2010	$15.18922	$18.39295	1,733,456
01/01/2011 to 12/31/2011	$18.39295	$17.59566	825,169
01/01/2012 to 12/31/2012	$17.59566	$20.21738	800,864
01/01/2013 to 12/31/2013	$20.21738	$28.16503	758,286
01/01/2014 to 12/31/2014	$28.16503	$31.56735	538,936
01/01/2015 to 12/31/2015	$31.56735	$29.22193	356,015
01/01/2016 to 12/31/2016	$29.22193	$33.89409	268,689
01/01/2017 to 12/31/2017	$33.89409	$37.83692	223,866
01/01/2018 to 12/31/2018	$37.83692	$31.01119	166,544
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99843	$10.30591	586,180
01/01/2013 to 12/31/2013	$10.30591	$12.02243	615,902
01/01/2014 to 12/31/2014	$12.02243	$12.40002	406,776
01/01/2015 to 12/31/2015	$12.40002	$12.01335	280,581
01/01/2016 to 12/31/2016	$12.01335	$12.29506	240,036
01/01/2017 to 12/31/2017	$12.29506	$14.05136	207,434
01/01/2018 to 12/31/2018	$14.05136	$12.64242	145,643
AST Parametric Emerging Markets Equity Portfolio
01/01/2009 to 12/31/2009	$5.56745	$9.09456	797,469
01/01/2010 to 12/31/2010	$9.09456	$10.90874	980,723
01/01/2011 to 12/31/2011	$10.90874	$8.53234	312,728
01/01/2012 to 12/31/2012	$8.53234	$9.87080	305,612
01/01/2013 to 12/31/2013	$9.87080	$9.70480	296,872
01/01/2014 to 12/31/2014	$9.70480	$9.07452	219,327
01/01/2015 to 12/31/2015	$9.07452	$7.41294	158,164
01/01/2016 to 12/31/2016	$7.41294	$8.17142	131,365
01/01/2017 to 12/31/2017	$8.17142	$10.13116	148,374
01/01/2018 to 12/31/2018	$10.13116	$8.54174	118,817

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Preservation Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$8.95275	$10.54252	9,644,662
01/01/2010 to 12/31/2010	$10.54252	$11.43570	8,283,737
01/01/2011 to 12/31/2011	$11.43570	$11.33056	6,052,545
01/01/2012 to 12/31/2012	$11.33056	$12.26806	6,075,309
01/01/2013 to 12/31/2013	$12.26806	$13.14361	4,709,560
01/01/2014 to 12/31/2014	$13.14361	$13.63857	3,895,690
01/01/2015 to 12/31/2015	$13.63857	$13.39866	3,259,683
01/01/2016 to 12/31/2016	$13.39866	$13.87085	2,705,465
01/01/2017 to 12/31/2017	$13.87085	$14.98656	2,496,956
01/01/2018 to 12/31/2018	$14.98656	$14.28280	1,614,706
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01834	$10.06623	31,164
01/01/2012 to 12/31/2012	$10.06623	$10.57685	120,118
01/01/2013 to 12/31/2013	$10.57685	$10.13596	75,527
01/01/2014 to 12/31/2014	$10.13596	$10.54611	200,307
01/01/2015 to 12/31/2015	$10.54611	$10.31799	233,932
01/01/2016 to 12/31/2016	$10.31799	$10.54843	196,224
01/01/2017 to 12/31/2017	$10.54843	$10.93540	173,969
01/01/2018 to 12/31/2018	$10.93540	$10.63925	210,555
AST Prudential Growth Allocation Portfolio
01/01/2009 to 12/31/2009	$6.64953	$8.21765	11,586,741
01/01/2010 to 12/31/2010	$8.21765	$9.59494	10,424,536
01/01/2011 to 12/31/2011	$9.59494	$8.82799	6,056,736
01/01/2012 to 12/31/2012	$8.82799	$9.77896	6,636,157
01/01/2013 to 12/31/2013	$9.77896	$11.22642	5,174,594
01/01/2014 to 12/31/2014	$11.22642	$12.02608	4,671,079
01/01/2015 to 12/31/2015	$12.02608	$11.72533	5,872,110
01/01/2016 to 12/31/2016	$11.72533	$12.66431	5,050,434
01/01/2017 to 12/31/2017	$12.66431	$14.42432	6,248,239
01/01/2018 to 12/31/2018	$14.42432	$13.07402	3,713,989
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99842	$11.65663	0
01/01/2014 to 12/31/2014	$11.65663	$13.17812	12,539
01/01/2015 to 12/31/2015	$13.17812	$13.12729	12,321
01/01/2016 to 12/31/2016	$13.12729	$14.27652	16,007
01/01/2017 to 12/31/2017	$14.27652	$17.00506	22,931
01/01/2018 to 12/31/2018	$17.00506	$15.48731	17,707
AST QMA US Equity Alpha Portfolio
01/01/2009 to 12/31/2009	$8.92880	$10.67068	731,656
01/01/2010 to 12/31/2010	$10.67068	$12.04334	574,473
01/01/2011 to 12/31/2011	$12.04334	$12.22331	392,036
01/01/2012 to 12/31/2012	$12.22331	$14.24559	363,906
01/01/2013 to 12/31/2013	$14.24559	$18.50679	307,188
01/01/2014 to 12/31/2014	$18.50679	$21.28040	275,608
01/01/2015 to 12/31/2015	$21.28040	$21.51891	188,891
01/01/2016 to 12/31/2016	$21.51891	$24.24513	148,282
01/01/2017 to 12/31/2017	$24.24513	$29.07825	103,492
01/01/2018 to 12/31/2018	$29.07825	$26.17897	65,884

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99842	$8.88478	4,694
01/01/2012 to 12/31/2012	$8.88478	$9.86246	8,784
01/01/2013 to 12/31/2013	$9.86246	$11.84221	14,120
01/01/2014 to 12/31/2014	$11.84221	$12.37240	17,695
01/01/2015 to 12/31/2015	$12.37240	$12.15561	11,416
01/01/2016 to 12/31/2016	$12.15561	$12.67909	10,320
01/01/2017 to 12/31/2017	$12.67909	$14.70144	16,137
01/01/2018 to 12/31/2018	$14.70144	$13.47923	4,518
AST RCM World Trends Portfolio
01/01/2009 to 12/31/2009	$7.13241	$8.63339	2,983,186
01/01/2010 to 12/31/2010	$8.63339	$9.47891	2,961,766
01/01/2011 to 12/31/2011	$9.47891	$9.13019	1,841,127
01/01/2012 to 12/31/2012	$9.13019	$9.87738	1,885,971
01/01/2013 to 12/31/2013	$9.87738	$10.89506	1,685,290
01/01/2014 to 12/31/2014	$10.89506	$11.23741	1,379,672
01/01/2015 to 12/31/2015	$11.23741	$11.00571	1,258,920
01/01/2016 to 12/31/2016	$11.00571	$11.31693	1,020,230
01/01/2017 to 12/31/2017	$11.31693	$12.90460	972,235
01/01/2018 to 12/31/2018	$12.90460	$11.65766	500,750
AST Small-Cap Growth Opportunities Portfolio
01/01/2009 to 12/31/2009	$14.08436	$18.32965	1,908,786
01/01/2010 to 12/31/2010	$18.32965	$23.83387	1,310,855
01/01/2011 to 12/31/2011	$23.83387	$20.31586	619,637
01/01/2012 to 12/31/2012	$20.31586	$23.92987	575,209
01/01/2013 to 12/31/2013	$23.92987	$33.05610	488,595
01/01/2014 to 12/31/2014	$33.05610	$34.03039	326,579
01/01/2015 to 12/31/2015	$34.03039	$33.82942	212,711
01/01/2016 to 12/31/2016	$33.82942	$35.74320	169,978
01/01/2017 to 12/31/2017	$35.74320	$44.77587	137,560
01/01/2018 to 12/31/2018	$44.77587	$39.15779	105,127
AST Small-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$9.08654	$11.93636	533,421
01/01/2010 to 12/31/2010	$11.93636	$15.97414	560,624
01/01/2011 to 12/31/2011	$15.97414	$15.51765	229,807
01/01/2012 to 12/31/2012	$15.51765	$17.07584	227,003
01/01/2013 to 12/31/2013	$17.07584	$22.64361	254,635
01/01/2014 to 12/31/2014	$22.64361	$23.06171	150,987
01/01/2015 to 12/31/2015	$23.06171	$22.80129	140,102
01/01/2016 to 12/31/2016	$22.80129	$25.07054	94,009
01/01/2017 to 12/31/2017	$25.07054	$30.47775	80,211
01/01/2018 to 12/31/2018	$30.47775	$27.38292	61,761
AST Small-Cap Value Portfolio
01/01/2009 to 12/31/2009	$12.06539	$15.03194	3,254,841
01/01/2010 to 12/31/2010	$15.03194	$18.57980	2,239,354
01/01/2011 to 12/31/2011	$18.57980	$17.13791	1,034,413
01/01/2012 to 12/31/2012	$17.13791	$19.86500	977,952
01/01/2013 to 12/31/2013	$19.86500	$26.77639	841,571
01/01/2014 to 12/31/2014	$26.77639	$27.65151	555,469
01/01/2015 to 12/31/2015	$27.65151	$25.95709	359,832
01/01/2016 to 12/31/2016	$25.95709	$32.90175	259,335
01/01/2017 to 12/31/2017	$32.90175	$34.64980	225,112
01/01/2018 to 12/31/2018	$34.64980	$28.18429	176,461

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$11.35015	$13.82213	3,356,441
01/01/2010 to 12/31/2010	$13.82213	$15.12378	3,287,642
01/01/2011 to 12/31/2011	$15.12378	$15.13121	2,392,994
01/01/2012 to 12/31/2012	$15.13121	$16.84667	2,952,403
01/01/2013 to 12/31/2013	$16.84667	$19.30863	2,779,319
01/01/2014 to 12/31/2014	$19.30863	$20.05546	2,340,236
01/01/2015 to 12/31/2015	$20.05546	$19.68272	2,588,127
01/01/2016 to 12/31/2016	$19.68272	$20.76627	2,316,025
01/01/2017 to 12/31/2017	$20.76627	$23.51162	1,907,438
01/01/2018 to 12/31/2018	$23.51162	$21.83404	1,117,337
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$8.61592	$12.96346	2,116,603
01/01/2010 to 12/31/2010	$12.96346	$14.72792	1,463,744
01/01/2011 to 12/31/2011	$14.72792	$14.20354	705,514
01/01/2012 to 12/31/2012	$14.20354	$16.38318	719,092
01/01/2013 to 12/31/2013	$16.38318	$23.14801	790,692
01/01/2014 to 12/31/2014	$23.14801	$24.60341	601,191
01/01/2015 to 12/31/2015	$24.60341	$26.44903	542,339
01/01/2016 to 12/31/2016	$26.44903	$26.64780	338,969
01/01/2017 to 12/31/2017	$26.64780	$36.04747	307,802
01/01/2018 to 12/31/2018	$36.04747	$36.72606	219,374
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$11.23035	$13.02869	1,308,929
01/01/2010 to 12/31/2010	$13.02869	$14.37150	827,377
01/01/2011 to 12/31/2011	$14.37150	$14.02957	389,478
01/01/2012 to 12/31/2012	$14.02957	$15.60704	374,123
01/01/2013 to 12/31/2013	$15.60704	$20.61249	312,845
01/01/2014 to 12/31/2014	$20.61249	$20.53585	218,492
01/01/2015 to 12/31/2015	$20.53585	$18.92409	146,303
01/01/2016 to 12/31/2016	$18.92409	$19.70303	107,096
01/01/2017 to 12/31/2017	$19.70303	$22.52932	84,376
01/01/2018 to 12/31/2018	$22.52932	$19.95302	52,900
AST T. Rowe Price Natural Resources Portfolio
01/01/2009 to 12/31/2009	$17.43712	$25.54745	1,010,081
01/01/2010 to 12/31/2010	$25.54745	$30.18855	765,030
01/01/2011 to 12/31/2011	$30.18855	$25.19761	406,424
01/01/2012 to 12/31/2012	$25.19761	$25.61209	335,676
01/01/2013 to 12/31/2013	$25.61209	$28.99000	260,892
01/01/2014 to 12/31/2014	$28.99000	$26.06130	215,002
01/01/2015 to 12/31/2015	$26.06130	$20.64367	157,665
01/01/2016 to 12/31/2016	$20.64367	$25.23758	124,254
01/01/2017 to 12/31/2017	$25.23758	$27.31118	96,736
01/01/2018 to 12/31/2018	$27.31118	$22.32795	62,512
AST Templeton Global Bond Portfolio
01/01/2009 to 12/31/2009	$12.23660	$13.45854	2,746,643
01/01/2010 to 12/31/2010	$13.45854	$13.96117	2,027,848
01/01/2011 to 12/31/2011	$13.96117	$14.26116	1,038,761
01/01/2012 to 12/31/2012	$14.26116	$14.72094	1,020,582
01/01/2013 to 12/31/2013	$14.72094	$13.89915	966,927
01/01/2014 to 12/31/2014	$13.89915	$13.71107	691,913
01/01/2015 to 12/31/2015	$13.71107	$12.82948	398,353
01/01/2016 to 12/31/2016	$12.82948	$13.13472	322,074
01/01/2017 to 12/31/2017	$13.13472	$13.14887	307,982
01/01/2018 to 12/31/2018	$13.14887	$13.15567	208,271

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$10.73729	$14.62934	269,317
01/01/2010 to 12/31/2010	$14.62934	$17.73966	373,327
01/01/2011 to 12/31/2011	$17.73966	$16.80248	177,897
01/01/2012 to 12/31/2012	$16.80248	$19.51741	193,813
01/01/2013 to 12/31/2013	$19.51741	$25.35324	177,689
01/01/2014 to 12/31/2014	$25.35324	$28.59472	142,803
01/01/2015 to 12/31/2015	$28.59472	$26.19760	84,217
01/01/2016 to 12/31/2016	$26.19760	$29.29784	69,199
01/01/2017 to 12/31/2017	$29.29784	$34.06892	49,049
01/01/2018 to 12/31/2018	$34.06892	$27.89532	29,139
AST Wellington Management Hedged Equity Portfolio
01/01/2009 to 12/31/2009	$6.89709	$8.68975	5,450,193
01/01/2010 to 12/31/2010	$8.68975	$9.77237	3,929,923
01/01/2011 to 12/31/2011	$9.77237	$9.25568	1,990,025
01/01/2012 to 12/31/2012	$9.25568	$10.07902	2,066,941
01/01/2013 to 12/31/2013	$10.07902	$11.91492	2,626,126
01/01/2014 to 12/31/2014	$11.91492	$12.33200	2,108,280
01/01/2015 to 12/31/2015	$12.33200	$12.02123	1,486,198
01/01/2016 to 12/31/2016	$12.02123	$12.56273	1,033,623
01/01/2017 to 12/31/2017	$12.56273	$14.00004	745,495
01/01/2018 to 12/31/2018	$14.00004	$13.04629	390,501
AST Western Asset Core Plus Bond Portfolio
01/01/2009 to 12/31/2009	$9.27671	$10.15893	1,245,052
01/01/2010 to 12/31/2010	$10.15893	$10.74307	1,455,140
01/01/2011 to 12/31/2011	$10.74307	$11.17421	1,431,689
01/01/2012 to 12/31/2012	$11.17421	$11.82248	1,628,650
01/01/2013 to 12/31/2013	$11.82248	$11.42468	1,316,330
01/01/2014 to 12/31/2014	$11.42468	$12.01422	1,334,165
01/01/2015 to 12/31/2015	$12.01422	$11.93173	1,207,548
01/01/2016 to 12/31/2016	$11.93173	$12.30837	971,194
01/01/2017 to 12/31/2017	$12.30837	$12.83673	831,418
01/01/2018 to 12/31/2018	$12.83673	$12.30647	1,008,070
Invesco V.I. Diversified Dividend Fund - Series I
04/29/2011* to 12/31/2011	$9.99290	$9.10608	62,232
01/01/2012 to 12/31/2012	$9.10608	$10.60542	79,481
01/01/2013 to 12/31/2013	$10.60542	$13.63301	114,086
01/01/2014 to 12/31/2014	$13.63301	$15.08965	95,616
01/01/2015 to 12/31/2015	$15.08965	$15.10888	72,187
01/01/2016 to 12/31/2016	$15.10888	$17.01830	52,474
01/01/2017 to 12/31/2017	$17.01830	$18.12750	35,398
01/01/2018 to 12/31/2018	$18.12750	$16.43440	23,935
Invesco V.I. Health Care Fund - Series I
formerly,Invesco V.I. Global Health Care Fund - Series I
01/01/2009 to 12/31/2009	$10.59048	$13.26447	147,445
01/01/2010 to 12/31/2010	$13.26447	$13.70138	216,159
01/01/2011 to 12/31/2011	$13.70138	$13.97256	94,482
01/01/2012 to 12/31/2012	$13.97256	$16.57093	93,362
01/01/2013 to 12/31/2013	$16.57093	$22.84690	94,105
01/01/2014 to 12/31/2014	$22.84690	$26.82130	82,580
01/01/2015 to 12/31/2015	$26.82130	$27.14400	57,099
01/01/2016 to 12/31/2016	$27.14400	$23.57747	26,149
01/01/2017 to 12/31/2017	$23.57747	$26.79168	18,151
01/01/2018 to 12/31/2018	$26.79168	$26.51757	13,918

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Growth Portfolio, Series I
04/27/2012* to 12/31/2012	$10.04985	$9.74897	52,823
01/01/2013 to 12/31/2013	$9.74897	$13.10386	54,370
01/01/2014 to 12/31/2014	$13.10386	$13.88803	37,106
01/01/2015 to 12/31/2015	$13.88803	$13.78848	29,364
01/01/2016 to 12/31/2016	$13.78848	$13.62934	23,901
01/01/2017 to 12/31/2017	$13.62934	$16.37860	21,057
01/01/2018 to 12/31/2018	$16.37860	$15.16853	13,610
Invesco V.I. Technology Fund - Series I
01/01/2009 to 12/31/2009	$8.56458	$13.22457	207
01/01/2010 to 12/31/2010	$13.22457	$15.73766	813
01/01/2011 to 12/31/2011	$15.73766	$14.65886	207
01/01/2012 to 12/31/2012	$14.65886	$16.00172	207
01/01/2013 to 12/31/2013	$16.00172	$19.64487	207
01/01/2014 to 12/31/2014	$19.64487	$21.40148	207
01/01/2015 to 12/31/2015	$21.40148	$22.42560	207
01/01/2016 to 12/31/2016	$22.42560	$21.83439	0
01/01/2017 to 12/31/2017	$21.83439	$28.94671	0
01/01/2018 to 12/31/2018	$28.94671	$28.26462	0
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.12639	$9.71945	118,243
01/01/2017 to 12/31/2017	$9.71945	$13.45391	87,171
01/01/2018 to 12/31/2018	$13.45391	$10.85970	48,197
ProFund VP Asia 30
01/01/2009 to 12/31/2009	$17.44176	$26.38444	378,449
01/01/2010 to 12/31/2010	$26.38444	$29.48313	181,972
01/01/2011 to 12/31/2011	$29.48313	$21.11521	44,173
01/01/2012 to 12/31/2012	$21.11521	$23.91889	48,923
01/01/2013 to 12/31/2013	$23.91889	$26.97759	40,590
01/01/2014 to 12/31/2014	$26.97759	$26.04978	28,416
01/01/2015 to 12/31/2015	$26.04978	$23.15769	18,124
01/01/2016 to 12/31/2016	$23.15769	$22.86429	12,172
01/01/2017 to 12/31/2017	$22.86429	$29.80611	7,607
01/01/2018 to 12/31/2018	$29.80611	$23.79972	6,356
ProFund VP Banks
01/01/2009 to 12/31/2009	$5.81019	$5.45784	116,680
01/01/2010 to 12/31/2010	$5.45784	$5.80061	75,968
01/01/2011 to 12/31/2011	$5.80061	$4.16810	27,599
01/01/2012 to 12/31/2012	$4.16810	$5.45464	229,721
01/01/2013 to 12/31/2013	$5.45464	$7.14130	43,064
01/01/2014 to 12/31/2014	$7.14130	$7.73255	24,137
01/01/2015 to 12/31/2015	$7.73255	$7.55278	17,997
01/01/2016 to 12/31/2016	$7.55278	$9.13087	32,776
01/01/2017 to 12/31/2017	$9.13087	$10.56304	14,870
01/01/2018 to 12/31/2018	$10.56304	$8.50677	10,945
ProFund VP Basic Materials
01/01/2009 to 12/31/2009	$10.03854	$15.99027	466,614
01/01/2010 to 12/31/2010	$15.99027	$20.34502	272,281
01/01/2011 to 12/31/2011	$20.34502	$16.73521	75,424
01/01/2012 to 12/31/2012	$16.73521	$17.80964	53,942
01/01/2013 to 12/31/2013	$17.80964	$20.69168	63,899
01/01/2014 to 12/31/2014	$20.69168	$20.64077	46,848
01/01/2015 to 12/31/2015	$20.64077	$17.42937	36,577
01/01/2016 to 12/31/2016	$17.42937	$20.26092	35,910
01/01/2017 to 12/31/2017	$20.26092	$24.44040	30,357
01/01/2018 to 12/31/2018	$24.44040	$19.73997	20,981

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Bear
01/01/2009 to 12/31/2009	$7.84437	$5.55067	737,550
01/01/2010 to 12/31/2010	$5.55067	$4.47595	409,072
01/01/2011 to 12/31/2011	$4.47595	$4.00094	415,057
01/01/2012 to 12/31/2012	$4.00094	$3.27334	250,861
01/01/2013 to 12/31/2013	$3.27334	$2.35853	225,606
01/01/2014 to 12/31/2014	$2.35853	$1.98409	147,330
01/01/2015 to 12/31/2015	$1.98409	$1.85043	169,701
01/01/2016 to 12/31/2016	$1.85043	$1.57842	106,623
01/01/2017 to 12/31/2017	$1.57842	$1.27029	52,688
01/01/2018 to 12/31/2018	$1.27029	$1.29648	38,855
ProFund VP Biotechnology
01/01/2009 to 12/31/2009	$15.52247	$15.79374	2,954
01/01/2010 to 12/31/2010	$15.79374	$16.28406	5,535
01/01/2011 to 12/31/2011	$16.28406	$17.02324	59
01/01/2012 to 12/31/2012	$17.02324	$23.49701	62
01/01/2013 to 12/31/2013	$23.49701	$38.82201	58
01/01/2014 to 12/31/2014	$38.82201	$49.40618	0
01/01/2015 to 12/31/2015	$49.40618	$50.06718	0
01/01/2016 to 12/31/2016	$50.06718	$41.51561	0
01/01/2017 to 12/31/2017	$41.51561	$49.91053	0
01/01/2018 to 12/31/2018	$49.91053	$45.65306	0
ProFund VP Bull
01/01/2009 to 12/31/2009	$8.94971	$10.91715	716,247
01/01/2010 to 12/31/2010	$10.91715	$12.05691	491,331
01/01/2011 to 12/31/2011	$12.05691	$11.82838	340,742
01/01/2012 to 12/31/2012	$11.82838	$13.21475	214,190
01/01/2013 to 12/31/2013	$13.21475	$16.82132	306,946
01/01/2014 to 12/31/2014	$16.82132	$18.39413	176,025
01/01/2015 to 12/31/2015	$18.39413	$17.96195	133,539
01/01/2016 to 12/31/2016	$17.96195	$19.32394	61,991
01/01/2017 to 12/31/2017	$19.32394	$22.62480	53,783
01/01/2018 to 12/31/2018	$22.62480	$20.82827	54,099
ProFund VP Consumer Goods Portfolio
01/01/2009 to 12/31/2009	$10.10662	$12.05290	157,974
01/01/2010 to 12/31/2010	$12.05290	$13.87686	155,879
01/01/2011 to 12/31/2011	$13.87686	$14.55927	82,160
01/01/2012 to 12/31/2012	$14.55927	$15.83303	58,155
01/01/2013 to 12/31/2013	$15.83303	$19.95169	40,985
01/01/2014 to 12/31/2014	$19.95169	$21.57432	46,311
01/01/2015 to 12/31/2015	$21.57432	$22.04551	33,111
01/01/2016 to 12/31/2016	$22.04551	$22.39410	21,497
01/01/2017 to 12/31/2017	$22.39410	$25.27738	19,003
01/01/2018 to 12/31/2018	$25.27738	$21.12421	15,410
ProFund VP Consumer Services
01/01/2009 to 12/31/2009	$7.66078	$9.83037	116,902
01/01/2010 to 12/31/2010	$9.83037	$11.70644	56,637
01/01/2011 to 12/31/2011	$11.70644	$12.11602	38,322
01/01/2012 to 12/31/2012	$12.11602	$14.51214	53,104
01/01/2013 to 12/31/2013	$14.51214	$19.91264	47,447
01/01/2014 to 12/31/2014	$19.91264	$21.96854	17,485
01/01/2015 to 12/31/2015	$21.96854	$22.56186	38,119
01/01/2016 to 12/31/2016	$22.56186	$23.06076	21,794
01/01/2017 to 12/31/2017	$23.06076	$26.77935	19,395
01/01/2018 to 12/31/2018	$26.77935	$26.42932	17,333

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Europe 30
01/01/2009 to 12/31/2009	$11.16985	$14.49625	333,618
01/01/2010 to 12/31/2010	$14.49625	$14.59546	194,858
01/01/2011 to 12/31/2011	$14.59546	$13.04621	45,440
01/01/2012 to 12/31/2012	$13.04621	$14.92181	72,605
01/01/2013 to 12/31/2013	$14.92181	$17.80547	63,722
01/01/2014 to 12/31/2014	$17.80547	$15.95668	29,196
01/01/2015 to 12/31/2015	$15.95668	$13.95065	18,191
01/01/2016 to 12/31/2016	$13.95065	$14.75508	10,946
01/01/2017 to 12/31/2017	$14.75508	$17.32899	11,182
01/01/2018 to 12/31/2018	$17.32899	$14.59618	6,794
ProFund VP Financials
01/01/2009 to 12/31/2009	$6.09328	$6.87459	257,126
01/01/2010 to 12/31/2010	$6.87459	$7.48120	151,486
01/01/2011 to 12/31/2011	$7.48120	$6.32399	63,803
01/01/2012 to 12/31/2012	$6.32399	$7.73778	94,736
01/01/2013 to 12/31/2013	$7.73778	$10.02584	89,832
01/01/2014 to 12/31/2014	$10.02584	$11.10586	86,222
01/01/2015 to 12/31/2015	$11.10586	$10.73201	41,114
01/01/2016 to 12/31/2016	$10.73201	$12.14166	37,052
01/01/2017 to 12/31/2017	$12.14166	$14.07823	21,928
01/01/2018 to 12/31/2018	$14.07823	$12.36900	15,736
ProFund VP Health Care
01/01/2009 to 12/31/2009	$9.25254	$10.85187	241,104
01/01/2010 to 12/31/2010	$10.85187	$10.94855	128,039
01/01/2011 to 12/31/2011	$10.94855	$11.82714	93,411
01/01/2012 to 12/31/2012	$11.82714	$13.62137	129,999
01/01/2013 to 12/31/2013	$13.62137	$18.67544	98,923
01/01/2014 to 12/31/2014	$18.67544	$22.66261	174,495
01/01/2015 to 12/31/2015	$22.66261	$23.34884	197,209
01/01/2016 to 12/31/2016	$23.34884	$21.97800	86,751
01/01/2017 to 12/31/2017	$21.97800	$26.07187	72,940
01/01/2018 to 12/31/2018	$26.07187	$26.70821	56,426
ProFund VP Industrials
01/01/2009 to 12/31/2009	$10.05200	$12.23724	133,981
01/01/2010 to 12/31/2010	$12.23724	$14.85592	120,850
01/01/2011 to 12/31/2011	$14.85592	$14.31402	45,982
01/01/2012 to 12/31/2012	$14.31402	$16.26006	41,861
01/01/2013 to 12/31/2013	$16.26006	$22.04275	51,065
01/01/2014 to 12/31/2014	$22.04275	$22.83001	30,740
01/01/2015 to 12/31/2015	$22.83001	$21.63024	8,886
01/01/2016 to 12/31/2016	$21.63024	$24.94384	14,263
01/01/2017 to 12/31/2017	$24.94384	$29.95243	7,768
01/01/2018 to 12/31/2018	$29.95243	$25.62968	2,451
ProFund VP Internet
01/01/2009 to 12/31/2009	$12.15781	$21.14392	2,242
01/01/2010 to 12/31/2010	$21.14392	$28.05981	2,745
01/01/2011 to 12/31/2011	$28.05981	$25.62549	274
01/01/2012 to 12/31/2012	$25.62549	$30.10590	271
01/01/2013 to 12/31/2013	$30.10590	$44.80647	75
01/01/2014 to 12/31/2014	$44.80647	$44.44817	3
01/01/2015 to 12/31/2015	$44.44817	$52.47854	0
01/01/2016 to 12/31/2016	$52.47854	$54.33087	0
01/01/2017 to 12/31/2017	$54.33087	$72.51782	0
01/01/2018 to 12/31/2018	$72.51782	$74.64197	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Japan
01/01/2009 to 12/31/2009	$10.38573	$11.24077	84,858
01/01/2010 to 12/31/2010	$11.24077	$10.30671	52,527
01/01/2011 to 12/31/2011	$10.30671	$8.23662	20,070
01/01/2012 to 12/31/2012	$8.23662	$9.93405	32,157
01/01/2013 to 12/31/2013	$9.93405	$14.44619	43,086
01/01/2014 to 12/31/2014	$14.44619	$14.62883	14,546
01/01/2015 to 12/31/2015	$14.62883	$15.18449	16,157
01/01/2016 to 12/31/2016	$15.18449	$14.95826	8,110
01/01/2017 to 12/31/2017	$14.95826	$17.38274	7,544
01/01/2018 to 12/31/2018	$17.38274	$15.06665	3,878
ProFund VP Large-Cap Growth
01/01/2009 to 12/31/2009	$7.29260	$9.28121	367,470
01/01/2010 to 12/31/2010	$9.28121	$10.30538	215,082
01/01/2011 to 12/31/2011	$10.30538	$10.42635	124,604
01/01/2012 to 12/31/2012	$10.42635	$11.52874	163,329
01/01/2013 to 12/31/2013	$11.52874	$14.77800	119,893
01/01/2014 to 12/31/2014	$14.77800	$16.37145	134,468
01/01/2015 to 12/31/2015	$16.37145	$16.66389	74,297
01/01/2016 to 12/31/2016	$16.66389	$17.16789	32,362
01/01/2017 to 12/31/2017	$17.16789	$21.10246	45,071
01/01/2018 to 12/31/2018	$21.10246	$20.31436	23,682
ProFund VP Large-Cap Value
01/01/2009 to 12/31/2009	$6.99682	$8.20001	300,630
01/01/2010 to 12/31/2010	$8.20001	$9.08142	629,740
01/01/2011 to 12/31/2011	$9.08142	$8.79527	95,035
01/01/2012 to 12/31/2012	$8.79527	$9.95835	176,960
01/01/2013 to 12/31/2013	$9.95835	$12.68942	70,234
01/01/2014 to 12/31/2014	$12.68942	$13.75224	130,581
01/01/2015 to 12/31/2015	$13.75224	$12.85214	40,759
01/01/2016 to 12/31/2016	$12.85214	$14.55415	49,438
01/01/2017 to 12/31/2017	$14.55415	$16.19661	39,559
01/01/2018 to 12/31/2018	$16.19661	$14.19878	30,012
ProFund VP Mid-Cap Growth
01/01/2009 to 12/31/2009	$9.83042	$13.33896	210,857
01/01/2010 to 12/31/2010	$13.33896	$16.80439	482,644
01/01/2011 to 12/31/2011	$16.80439	$16.00857	100,490
01/01/2012 to 12/31/2012	$16.00857	$18.11931	139,548
01/01/2013 to 12/31/2013	$18.11931	$23.20116	88,188
01/01/2014 to 12/31/2014	$23.20116	$24.10122	62,863
01/01/2015 to 12/31/2015	$24.10122	$23.71029	45,268
01/01/2016 to 12/31/2016	$23.71029	$26.25596	28,703
01/01/2017 to 12/31/2017	$26.25596	$30.47404	28,433
01/01/2018 to 12/31/2018	$30.47404	$26.31121	17,302
ProFund VP Mid-Cap Value
01/01/2009 to 12/31/2009	$11.09978	$14.25065	169,155
01/01/2010 to 12/31/2010	$14.25065	$16.83903	89,452
01/01/2011 to 12/31/2011	$16.83903	$15.87137	143,417
01/01/2012 to 12/31/2012	$15.87137	$18.14839	129,093
01/01/2013 to 12/31/2013	$18.14839	$23.52919	72,654
01/01/2014 to 12/31/2014	$23.52919	$25.43319	44,829
01/01/2015 to 12/31/2015	$25.43319	$22.89795	16,337
01/01/2016 to 12/31/2016	$22.89795	$27.93189	31,587
01/01/2017 to 12/31/2017	$27.93189	$30.30961	15,372
01/01/2018 to 12/31/2018	$30.30961	$25.77932	17,699

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP NASDAQ-100
01/01/2009 to 12/31/2009	$9.49607	$14.16072	349,448
01/01/2010 to 12/31/2010	$14.16072	$16.42640	299,087
01/01/2011 to 12/31/2011	$16.42640	$16.34942	127,882
01/01/2012 to 12/31/2012	$16.34942	$18.64138	64,730
01/01/2013 to 12/31/2013	$18.64138	$24.55528	80,095
01/01/2014 to 12/31/2014	$24.55528	$28.18540	61,725
01/01/2015 to 12/31/2015	$28.18540	$29.71109	55,699
01/01/2016 to 12/31/2016	$29.71109	$30.68007	24,765
01/01/2017 to 12/31/2017	$30.68007	$39.24049	16,169
01/01/2018 to 12/31/2018	$39.24049	$37.77107	14,818
ProFund VP Oil & Gas
01/01/2009 to 12/31/2009	$18.86820	$21.37850	300,174
01/01/2010 to 12/31/2010	$21.37850	$24.69774	237,085
01/01/2011 to 12/31/2011	$24.69774	$24.77365	123,070
01/01/2012 to 12/31/2012	$24.77365	$25.00590	92,407
01/01/2013 to 12/31/2013	$25.00590	$30.43581	73,523
01/01/2014 to 12/31/2014	$30.43581	$26.61251	46,729
01/01/2015 to 12/31/2015	$26.61251	$20.00468	28,780
01/01/2016 to 12/31/2016	$20.00468	$24.37192	24,956
01/01/2017 to 12/31/2017	$24.37192	$23.15117	15,386
01/01/2018 to 12/31/2018	$23.15117	$18.11618	16,371
ProFund VP Pharmaceuticals
01/01/2009 to 12/31/2009	$7.30738	$8.37971	261,434
01/01/2010 to 12/31/2010	$8.37971	$8.25971	77,448
01/01/2011 to 12/31/2011	$8.25971	$9.41027	78,604
01/01/2012 to 12/31/2012	$9.41027	$10.32551	69,856
01/01/2013 to 12/31/2013	$10.32551	$13.33307	58,957
01/01/2014 to 12/31/2014	$13.33307	$15.61203	61,848
01/01/2015 to 12/31/2015	$15.61203	$15.99597	44,137
01/01/2016 to 12/31/2016	$15.99597	$15.10694	24,167
01/01/2017 to 12/31/2017	$15.10694	$16.35570	13,776
01/01/2018 to 12/31/2018	$16.35570	$15.04872	12,517
ProFund VP Precious Metals
01/01/2009 to 12/31/2009	$14.52466	$19.28198	663,361
01/01/2010 to 12/31/2010	$19.28198	$25.14489	706,026
01/01/2011 to 12/31/2011	$25.14489	$19.92802	304,198
01/01/2012 to 12/31/2012	$19.92802	$16.70480	230,424
01/01/2013 to 12/31/2013	$16.70480	$10.16888	188,855
01/01/2014 to 12/31/2014	$10.16888	$7.59470	139,034
01/01/2015 to 12/31/2015	$7.59470	$5.00254	109,328
01/01/2016 to 12/31/2016	$5.00254	$7.64712	88,929
01/01/2017 to 12/31/2017	$7.64712	$7.89825	64,969
01/01/2018 to 12/31/2018	$7.89825	$6.70382	58,445
ProFund VP Real Estate
01/01/2009 to 12/31/2009	$10.28719	$12.90700	152,582
01/01/2010 to 12/31/2010	$12.90700	$15.78842	83,478
01/01/2011 to 12/31/2011	$15.78842	$16.22472	50,790
01/01/2012 to 12/31/2012	$16.22472	$18.64905	73,265
01/01/2013 to 12/31/2013	$18.64905	$18.31152	41,499
01/01/2014 to 12/31/2014	$18.31152	$22.45778	36,120
01/01/2015 to 12/31/2015	$22.45778	$22.10254	29,552
01/01/2016 to 12/31/2016	$22.10254	$22.92513	15,865
01/01/2017 to 12/31/2017	$22.92513	$24.30111	6,434
01/01/2018 to 12/31/2018	$24.30111	$22.47878	4,953

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Rising Rates Opportunity
01/01/2009 to 12/31/2009	$4.40405	$5.71084	583,137
01/01/2010 to 12/31/2010	$5.71084	$4.70448	419,574
01/01/2011 to 12/31/2011	$4.70448	$2.88443	242,940
01/01/2012 to 12/31/2012	$2.88443	$2.63332	203,113
01/01/2013 to 12/31/2013	$2.63332	$3.00886	324,295
01/01/2014 to 12/31/2014	$3.00886	$2.05847	261,130
01/01/2015 to 12/31/2015	$2.05847	$1.98735	140,201
01/01/2016 to 12/31/2016	$1.98735	$1.84906	71,496
01/01/2017 to 12/31/2017	$1.84906	$1.59807	41,373
01/01/2018 to 12/31/2018	$1.59807	$1.63276	54,454
ProFund VP Semiconductor
01/01/2009 to 12/31/2009	$6.00299	$9.65708	238
01/01/2010 to 12/31/2010	$9.65708	$10.64898	81
01/01/2011 to 12/31/2011	$10.64898	$10.03954	75
01/01/2012 to 12/31/2012	$10.03954	$9.43772	64
01/01/2013 to 12/31/2013	$9.43772	$12.35786	57
01/01/2014 to 12/31/2014	$12.35786	$16.30916	50
01/01/2015 to 12/31/2015	$16.30916	$15.53923	20
01/01/2016 to 12/31/2016	$15.53923	$19.46880	9
01/01/2017 to 12/31/2017	$19.46880	$25.89110	0
01/01/2018 to 12/31/2018	$25.89110	$22.79775	0
ProFund VP Short Mid-Cap
01/01/2009 to 12/31/2009	$10.03297	$6.35873	3,708
01/01/2010 to 12/31/2010	$6.35873	$4.62566	0
01/01/2011 to 12/31/2011	$4.62566	$4.16456	0
01/01/2012 to 12/31/2012	$4.16456	$3.31100	0
01/01/2013 to 12/31/2013	$3.31100	$2.34842	0
01/01/2014 to 12/31/2014	$2.34842	$2.01729	0
01/01/2015 to 12/31/2015	$2.01729	$1.94530	0
01/01/2016 to 12/31/2016	$1.94530	$1.52310	0
01/01/2017 to 12/31/2017	$1.52310	$1.27221	0
01/01/2018 to 12/31/2018	$1.27221	$1.38480	0
ProFund VP Short NASDAQ-100
01/01/2009 to 12/31/2009	$6.75327	$3.93115	287,541
01/01/2010 to 12/31/2010	$3.93115	$3.03945	221,223
01/01/2011 to 12/31/2011	$3.03945	$2.66942	484,395
01/01/2012 to 12/31/2012	$2.66942	$2.12639	69,578
01/01/2013 to 12/31/2013	$2.12639	$1.47253	127,455
01/01/2014 to 12/31/2014	$1.47253	$1.16456	121,380
01/01/2015 to 12/31/2015	$1.16456	$0.99340	157,328
01/01/2016 to 12/31/2016	$0.99340	$0.87653	122,109
01/01/2017 to 12/31/2017	$0.87653	$0.64280	8,243
01/01/2018 to 12/31/2018	$0.64280	$0.61223	74,753
ProFund VP Short Small-Cap
01/01/2009 to 12/31/2009	$9.81160	$6.50915	1
01/01/2010 to 12/31/2010	$6.50915	$4.53713	8,137
01/01/2011 to 12/31/2011	$4.53713	$4.04658	0
01/01/2012 to 12/31/2012	$4.04658	$3.21681	0
01/01/2013 to 12/31/2013	$3.21681	$2.16944	0
01/01/2014 to 12/31/2014	$2.16944	$1.93177	0
01/01/2015 to 12/31/2015	$1.93177	$1.87946	0
01/01/2016 to 12/31/2016	$1.87946	$1.44559	0
01/01/2017 to 12/31/2017	$1.44559	$1.21680	0
01/01/2018 to 12/31/2018	$1.21680	$1.31764	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Small-Cap Growth
01/01/2009 to 12/31/2009	$11.39412	$14.10266	193,351
01/01/2010 to 12/31/2010	$14.10266	$17.39378	356,917
01/01/2011 to 12/31/2011	$17.39378	$17.28248	95,381
01/01/2012 to 12/31/2012	$17.28248	$19.06960	66,832
01/01/2013 to 12/31/2013	$19.06960	$26.27007	109,959
01/01/2014 to 12/31/2014	$26.27007	$26.33098	54,776
01/01/2015 to 12/31/2015	$26.33098	$26.13374	57,205
01/01/2016 to 12/31/2016	$26.13374	$30.82624	41,883
01/01/2017 to 12/31/2017	$30.82624	$34.16427	34,109
01/01/2018 to 12/31/2018	$34.16427	$31.58525	24,114
ProFund VP Small-Cap Value
01/01/2009 to 12/31/2009	$11.49083	$13.57234	143,782
01/01/2010 to 12/31/2010	$13.57234	$16.25741	126,161
01/01/2011 to 12/31/2011	$16.25741	$15.29473	84,864
01/01/2012 to 12/31/2012	$15.29473	$17.42782	107,828
01/01/2013 to 12/31/2013	$17.42782	$23.53814	77,589
01/01/2014 to 12/31/2014	$23.53814	$24.43346	27,331
01/01/2015 to 12/31/2015	$24.43346	$21.98497	24,153
01/01/2016 to 12/31/2016	$21.98497	$27.77501	43,861
01/01/2017 to 12/31/2017	$27.77501	$29.89484	22,387
01/01/2018 to 12/31/2018	$29.89484	$25.15502	18,818
ProFund VP Technology
01/01/2009 to 12/31/2009	$8.37961	$13.26985	545
01/01/2010 to 12/31/2010	$13.26985	$14.41496	326
01/01/2011 to 12/31/2011	$14.41496	$13.94829	326
01/01/2012 to 12/31/2012	$13.94829	$15.09296	1,063
01/01/2013 to 12/31/2013	$15.09296	$18.53647	1,115
01/01/2014 to 12/31/2014	$18.53647	$21.47855	1,066
01/01/2015 to 12/31/2015	$21.47855	$21.57666	1,108
01/01/2016 to 12/31/2016	$21.57666	$23.78061	0
01/01/2017 to 12/31/2017	$23.78061	$31.53883	0
01/01/2018 to 12/31/2018	$31.53883	$30.22619	0
ProFund VP Telecommunications
01/01/2009 to 12/31/2009	$9.43192	$9.92993	97,224
01/01/2010 to 12/31/2010	$9.92993	$11.26947	88,043
01/01/2011 to 12/31/2011	$11.26947	$11.26223	36,874
01/01/2012 to 12/31/2012	$11.26223	$12.87263	64,537
01/01/2013 to 12/31/2013	$12.87263	$14.15219	25,041
01/01/2014 to 12/31/2014	$14.15219	$13.96190	15,256
01/01/2015 to 12/31/2015	$13.96190	$13.90511	10,313
01/01/2016 to 12/31/2016	$13.90511	$16.59604	9,561
01/01/2017 to 12/31/2017	$16.59604	$15.93585	10,101
01/01/2018 to 12/31/2018	$15.93585	$13.27024	6,462
ProFund VP U.S. Government Plus
01/01/2009 to 12/31/2009	$16.43418	$10.86322	233,160
01/01/2010 to 12/31/2010	$10.86322	$11.73362	161,631
01/01/2011 to 12/31/2011	$11.73362	$16.52075	201,989
01/01/2012 to 12/31/2012	$16.52075	$16.36400	108,109
01/01/2013 to 12/31/2013	$16.36400	$12.98482	69,919
01/01/2014 to 12/31/2014	$12.98482	$17.37387	67,585
01/01/2015 to 12/31/2015	$17.37387	$16.08218	38,162
01/01/2016 to 12/31/2016	$16.08218	$15.72894	33,767
01/01/2017 to 12/31/2017	$15.72894	$16.89499	32,118
01/01/2018 to 12/31/2018	$16.89499	$15.67351	24,788

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP UltraBull
01/01/2009 to 12/31/2009	$6.37414	$9.04433	5,159
01/01/2010 to 12/31/2010	$9.04433	$10.83941	14,585
01/01/2011 to 12/31/2011	$10.83941	$10.12014	26,065
01/01/2012 to 12/31/2012	$10.12014	$12.79813	4,675
01/01/2013 to 12/31/2013	$12.79813	$21.09888	4,951
01/01/2014 to 12/31/2014	$21.09888	$25.50812	1,622
01/01/2015 to 12/31/2015	$25.50812	$24.30195	1,698
01/01/2016 to 12/31/2016	$24.30195	$28.27609	1,552
01/01/2017 to 12/31/2017	$28.27609	$39.11963	1,387
01/01/2018 to 12/31/2018	$39.11963	$32.42188	1,293
ProFund VP UltraMid-Cap
01/01/2009 to 12/31/2009	$8.58327	$13.95938	168,386
01/01/2010 to 12/31/2010	$13.95938	$20.49746	146,295
01/01/2011 to 12/31/2011	$20.49746	$17.36400	35,034
01/01/2012 to 12/31/2012	$17.36400	$22.56778	98,624
01/01/2013 to 12/31/2013	$22.56778	$37.77254	38,790
01/01/2014 to 12/31/2014	$37.77254	$42.73997	21,593
01/01/2015 to 12/31/2015	$42.73997	$38.09188	15,187
01/01/2016 to 12/31/2016	$38.09188	$51.53791	12,859
01/01/2017 to 12/31/2017	$51.53791	$65.15335	5,468
01/01/2018 to 12/31/2018	$65.15335	$46.79933	3,435
ProFund VP UltraNASDAQ-100
01/01/2009 to 12/31/2009	$6.33809	$13.63849	5,110
01/01/2010 to 12/31/2010	$13.63849	$18.09206	10,209
01/01/2011 to 12/31/2011	$18.09206	$17.53703	16,566
01/01/2012 to 12/31/2012	$17.53703	$23.00994	1,652
01/01/2013 to 12/31/2013	$23.00994	$40.41591	1,600
01/01/2014 to 12/31/2014	$40.41591	$53.85814	0
01/01/2015 to 12/31/2015	$53.85814	$60.02239	0
01/01/2016 to 12/31/2016	$60.02239	$63.96254	0
01/01/2017 to 12/31/2017	$63.96254	$105.63136	0
01/01/2018 to 12/31/2018	$105.63136	$93.63264	0
ProFund VP UltraSmall-Cap
01/01/2009 to 12/31/2009	$8.53977	$11.74326	1,451
01/01/2010 to 12/31/2010	$11.74326	$17.10089	7,452
01/01/2011 to 12/31/2011	$17.10089	$13.61674	1,359
01/01/2012 to 12/31/2012	$13.61674	$17.30007	1,347
01/01/2013 to 12/31/2013	$17.30007	$31.67947	38
01/01/2014 to 12/31/2014	$31.67947	$32.74913	33
01/01/2015 to 12/31/2015	$32.74913	$27.95815	13
01/01/2016 to 12/31/2016	$27.95815	$38.28800	6
01/01/2017 to 12/31/2017	$38.28800	$47.02815	0
01/01/2018 to 12/31/2018	$47.02815	$33.69576	0
ProFund VP Utilities
01/01/2009 to 12/31/2009	$15.03216	$16.32977	192,385
01/01/2010 to 12/31/2010	$16.32977	$16.97283	125,655
01/01/2011 to 12/31/2011	$16.97283	$19.56656	101,933
01/01/2012 to 12/31/2012	$19.56656	$19.22103	77,799
01/01/2013 to 12/31/2013	$19.22103	$21.36627	57,426
01/01/2014 to 12/31/2014	$21.36627	$26.38602	74,039
01/01/2015 to 12/31/2015	$26.38602	$24.22742	40,784
01/01/2016 to 12/31/2016	$24.22742	$27.35175	33,284
01/01/2017 to 12/31/2017	$27.35175	$29.68856	28,411
01/01/2018 to 12/31/2018	$29.68856	$29.96138	24,009

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
PSF SP International Growth Portfolio
formerly,Prudential SP International Growth Portfolio
01/01/2009 to 12/31/2009	$8.16042	$10.97934	84,048
01/01/2010 to 12/31/2010	$10.97934	$12.27968	60,908
01/01/2011 to 12/31/2011	$12.27968	$10.24985	34,000
01/01/2012 to 12/31/2012	$10.24985	$12.30676	37,664
01/01/2013 to 12/31/2013	$12.30676	$14.35102	31,424
01/01/2014 to 12/31/2014	$14.35102	$13.27373	18,938
01/01/2015 to 12/31/2015	$13.27373	$13.45996	10,699
01/01/2016 to 12/31/2016	$13.45996	$12.73181	8,956
01/01/2017 to 12/31/2017	$12.73181	$16.96399	12,006
01/01/2018 to 12/31/2018	$16.96399	$14.50790	6,632
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$14.37310	$17.35923	170,815
01/01/2011 to 12/31/2011	$17.35923	$14.85171	88,148
01/01/2012 to 12/31/2012	$14.85171	$16.56227	81,890
01/01/2013 to 12/31/2013	$16.56227	$19.48720	78,251
01/01/2014 to 12/31/2014	$19.48720	$18.10364	53,258
01/01/2015 to 12/31/2015	$18.10364	$18.16735	46,492
01/01/2016 to 12/31/2016	$18.16735	$18.40319	30,230
01/01/2017 to 12/31/2017	$18.40319	$22.54263	12,401
01/01/2018 to 12/31/2018	$22.54263	$18.38388	8,404
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$15.20854	$19.15774	78,728
01/01/2011 to 12/31/2011	$19.15774	$17.78749	132,209
01/01/2012 to 12/31/2012	$17.78749	$21.07078	52,086
01/01/2013 to 12/31/2013	$21.07078	$28.98366	61,715
01/01/2014 to 12/31/2014	$28.98366	$29.59524	69,324
01/01/2015 to 12/31/2015	$29.59524	$29.50362	60,458
01/01/2016 to 12/31/2016	$29.50362	$29.16655	13,693
01/01/2017 to 12/31/2017	$29.16655	$38.61544	8,624
01/01/2018 to 12/31/2018	$38.61544	$38.07419	6,645
Wells Fargo VT Small Cap Growth Fund - Class 1
07/16/2010* to 12/31/2010	$9.59320	$12.23405	200,784
01/01/2011 to 12/31/2011	$12.23405	$11.48093	107,662
01/01/2012 to 12/31/2012	$11.48093	$12.17598	99,872
01/01/2013 to 12/31/2013	$12.17598	$17.98351	99,173
01/01/2014 to 12/31/2014	$17.98351	$17.34637	68,321
01/01/2015 to 12/31/2015	$17.34637	$16.56830	44,491
01/01/2016 to 12/31/2016	$16.56830	$17.57150	35,794
01/01/2017 to 12/31/2017	$17.57150	$21.74456	19,455
01/01/2018 to 12/31/2018	$21.74456	$21.64350	13,537
*Denotes the start date of these sub-accounts

ASL II
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With GMWB or HD GRO or GRO Plus 2008 (2.00%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ACCESS VP High Yield Fund
01/01/2009 to 12/31/2009	$10.89978	$12.48844	0
01/01/2010 to 12/31/2010	$12.48844	$14.24290	0
01/01/2011 to 12/31/2011	$14.24290	$14.34196	0
01/01/2012 to 12/31/2012	$14.34196	$16.03962	0
01/01/2013 to 12/31/2013	$16.03962	$17.29379	0
01/01/2014 to 12/31/2014	$17.29379	$17.34434	0
01/01/2015 to 12/31/2015	$17.34434	$17.02365	0
01/01/2016 to 12/31/2016	$17.02365	$18.18569	0
01/01/2017 to 12/31/2017	$18.18569	$18.67758	0
01/01/2018 to 12/31/2018	$18.67758	$18.19008	0
AST Academic Strategies Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.84201	$9.55725	11,572,243
01/01/2010 to 12/31/2010	$9.55725	$10.48682	9,571,229
01/01/2011 to 12/31/2011	$10.48682	$10.00411	7,458,449
01/01/2012 to 12/31/2012	$10.00411	$11.03575	6,592,715
01/01/2013 to 12/31/2013	$11.03575	$11.89373	4,018,651
01/01/2014 to 12/31/2014	$11.89373	$12.10095	2,611,367
01/01/2015 to 12/31/2015	$12.10095	$11.47715	1,475,038
01/01/2016 to 12/31/2016	$11.47715	$11.96074	987,794
01/01/2017 to 12/31/2017	$11.96074	$13.19728	929,078
01/01/2018 to 12/31/2018	$13.19728	$11.87985	498,556
AST Advanced Strategies Portfolio
01/01/2009 to 12/31/2009	$7.84658	$9.70432	4,089,298
01/01/2010 to 12/31/2010	$9.70432	$10.81375	3,661,891
01/01/2011 to 12/31/2011	$10.81375	$10.60970	3,108,340
01/01/2012 to 12/31/2012	$10.60970	$11.81637	2,860,050
01/01/2013 to 12/31/2013	$11.81637	$13.49732	2,262,276
01/01/2014 to 12/31/2014	$13.49732	$14.03529	1,616,826
01/01/2015 to 12/31/2015	$14.03529	$13.86497	906,797
01/01/2016 to 12/31/2016	$13.86497	$14.55389	692,806
01/01/2017 to 12/31/2017	$14.55389	$16.67785	628,235
01/01/2018 to 12/31/2018	$16.67785	$15.38046	364,490
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99834	$11.60901	4,974
01/01/2014 to 12/31/2014	$11.60901	$12.87506	14,428
01/01/2015 to 12/31/2015	$12.87506	$12.83538	10,655
01/01/2016 to 12/31/2016	$12.83538	$13.92557	9,077
01/01/2017 to 12/31/2017	$13.92557	$16.66885	10,419
01/01/2018 to 12/31/2018	$16.66885	$15.00502	2,916
AST Balanced Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$8.11168	$9.80147	8,798,728
01/01/2010 to 12/31/2010	$9.80147	$10.78831	7,024,050
01/01/2011 to 12/31/2011	$10.78831	$10.44427	5,182,858
01/01/2012 to 12/31/2012	$10.44427	$11.51194	5,035,393
01/01/2013 to 12/31/2013	$11.51194	$13.27278	3,262,170
01/01/2014 to 12/31/2014	$13.27278	$13.85570	3,023,580
01/01/2015 to 12/31/2015	$13.85570	$13.64320	2,076,357
01/01/2016 to 12/31/2016	$13.64320	$14.21304	1,450,831
01/01/2017 to 12/31/2017	$14.21304	$16.00588	1,325,073
01/01/2018 to 12/31/2018	$16.00588	$14.91010	833,211

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99834	$9.14508	64,421
01/01/2012 to 12/31/2012	$9.14508	$10.02800	93,865
01/01/2013 to 12/31/2013	$10.02800	$10.89402	102,690
01/01/2014 to 12/31/2014	$10.89402	$11.19874	75,915
01/01/2015 to 12/31/2015	$11.19874	$10.64543	48,053
01/01/2016 to 12/31/2016	$10.64543	$11.15916	34,470
01/01/2017 to 12/31/2017	$11.15916	$12.31583	34,867
01/01/2018 to 12/31/2018	$12.31583	$11.43110	49,261
AST BlackRock Low Duration Bond Portfolio
01/01/2009 to 12/31/2009	$10.72860	$11.58961	3,232,705
01/01/2010 to 12/31/2010	$11.58961	$11.80065	2,405,356
01/01/2011 to 12/31/2011	$11.80065	$11.82510	1,638,831
01/01/2012 to 12/31/2012	$11.82510	$12.13224	1,373,988
01/01/2013 to 12/31/2013	$12.13224	$11.63105	1,058,431
01/01/2014 to 12/31/2014	$11.63105	$11.38755	675,849
01/01/2015 to 12/31/2015	$11.38755	$11.21382	402,011
01/01/2016 to 12/31/2016	$11.21382	$11.16991	326,027
01/01/2017 to 12/31/2017	$11.16991	$11.13358	227,790
01/01/2018 to 12/31/2018	$11.13358	$10.99099	137,033
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2009 to 12/31/2009	$11.20761	$12.79873	3,707,147
01/01/2010 to 12/31/2010	$12.79873	$13.51103	3,188,128
01/01/2011 to 12/31/2011	$13.51103	$13.66211	2,557,267
01/01/2012 to 12/31/2012	$13.66211	$14.63662	2,510,555
01/01/2013 to 12/31/2013	$14.63662	$14.08023	1,426,831
01/01/2014 to 12/31/2014	$14.08023	$14.38241	956,377
01/01/2015 to 12/31/2015	$14.38241	$13.79770	628,255
01/01/2016 to 12/31/2016	$13.79770	$14.09406	564,139
01/01/2017 to 12/31/2017	$14.09406	$14.41538	454,860
01/01/2018 to 12/31/2018	$14.41538	$14.03230	284,506
AST Bond Portfolio 2018
01/01/2009 to 12/31/2009	$12.01200	$11.05951	7,133,884
01/01/2010 to 12/31/2010	$11.05951	$12.05068	4,327,344
01/01/2011 to 12/31/2011	$12.05068	$13.41382	6,924,813
01/01/2012 to 12/31/2012	$13.41382	$13.89662	3,795,635
01/01/2013 to 12/31/2013	$13.89662	$13.19060	1,425,957
01/01/2014 to 12/31/2014	$13.19060	$13.27096	1,181,537
01/01/2015 to 12/31/2015	$13.27096	$13.11087	1,033,755
01/01/2016 to 12/31/2016	$13.11087	$13.05605	907,969
01/01/2017 to 12/31/2017	$13.05605	$12.88674	1,478,959
01/01/2018 to 12/31/2018	$12.88674	$12.72319	0
AST Bond Portfolio 2019
01/01/2009 to 12/31/2009	$12.08070	$10.92737	5,213,380
01/01/2010 to 12/31/2010	$10.92737	$11.92553	3,978,286
01/01/2011 to 12/31/2011	$11.92553	$13.55419	2,040,163
01/01/2012 to 12/31/2012	$13.55419	$14.06096	3,068,671
01/01/2013 to 12/31/2013	$14.06096	$13.11399	1,918,350
01/01/2014 to 12/31/2014	$13.11399	$13.39975	1,315,184
01/01/2015 to 12/31/2015	$13.39975	$13.27240	1,173,555
01/01/2016 to 12/31/2016	$13.27240	$13.19570	1,053,395
01/01/2017 to 12/31/2017	$13.19570	$13.03071	778,557
01/01/2018 to 12/31/2018	$13.03071	$12.84104	451,398

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2020
01/02/2009* to 12/31/2009	$9.99889	$8.77096	239,205
01/01/2010 to 12/31/2010	$8.77096	$9.61368	3,501,577
01/01/2011 to 12/31/2011	$9.61368	$11.18129	747,648
01/01/2012 to 12/31/2012	$11.18129	$11.64986	52,737
01/01/2013 to 12/31/2013	$11.64986	$10.67296	4,576,643
01/01/2014 to 12/31/2014	$10.67296	$11.10368	2,846,478
01/01/2015 to 12/31/2015	$11.10368	$11.04779	2,440,037
01/01/2016 to 12/31/2016	$11.04779	$11.03904	2,073,767
01/01/2017 to 12/31/2017	$11.03904	$10.91470	1,241,433
01/01/2018 to 12/31/2018	$10.91470	$10.72679	692,002
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99779	$10.98596	6,025,992
01/01/2011 to 12/31/2011	$10.98596	$12.95233	3,151,015
01/01/2012 to 12/31/2012	$12.95233	$13.55532	495,656
01/01/2013 to 12/31/2013	$13.55532	$12.35411	178
01/01/2014 to 12/31/2014	$12.35411	$13.03697	681,896
01/01/2015 to 12/31/2015	$13.03697	$13.00400	667,698
01/01/2016 to 12/31/2016	$13.00400	$13.00364	544,327
01/01/2017 to 12/31/2017	$13.00364	$12.94561	282,503
01/01/2018 to 12/31/2018	$12.94561	$12.69382	173,306
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99834	$11.99610	5,394,026
01/01/2012 to 12/31/2012	$11.99610	$12.44325	5,525,461
01/01/2013 to 12/31/2013	$12.44325	$11.00598	143,428
01/01/2014 to 12/31/2014	$11.00598	$11.90425	105,004
01/01/2015 to 12/31/2015	$11.90425	$11.91078	500,607
01/01/2016 to 12/31/2016	$11.91078	$11.88628	367,715
01/01/2017 to 12/31/2017	$11.88628	$11.83194	224,354
01/01/2018 to 12/31/2018	$11.83194	$11.57692	155,730
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99779	$10.37774	3,495,509
01/01/2013 to 12/31/2013	$10.37774	$9.13291	9,061,699
01/01/2014 to 12/31/2014	$9.13291	$10.07971	3,171,548
01/01/2015 to 12/31/2015	$10.07971	$10.14565	804,213
01/01/2016 to 12/31/2016	$10.14565	$10.13321	868,254
01/01/2017 to 12/31/2017	$10.13321	$10.09947	710,476
01/01/2018 to 12/31/2018	$10.09947	$9.87036	405,913
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99889	$8.73164	5,845,538
01/01/2014 to 12/31/2014	$8.73164	$9.80560	2,864,169
01/01/2015 to 12/31/2015	$9.80560	$9.88236	330,756
01/01/2016 to 12/31/2016	$9.88236	$9.86968	262,695
01/01/2017 to 12/31/2017	$9.86968	$9.83557	789,838
01/01/2018 to 12/31/2018	$9.83557	$9.57576	640,064
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99889	$11.27991	1,452,253
01/01/2015 to 12/31/2015	$11.27991	$11.27524	5,711,311
01/01/2016 to 12/31/2016	$11.27524	$11.32334	9,803
01/01/2017 to 12/31/2017	$11.32334	$11.30045	5,771
01/01/2018 to 12/31/2018	$11.30045	$10.99190	358,137
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99889	$9.91769	1,301,671
01/01/2016 to 12/31/2016	$9.91769	$9.92158	3,159,041
01/01/2017 to 12/31/2017	$9.92158	$9.95903	2,165,539
01/01/2018 to 12/31/2018	$9.95903	$9.65735	595,130

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99779	$9.85937	5,814,038
01/01/2017 to 12/31/2017	$9.85937	$9.92215	3,836,871
01/01/2018 to 12/31/2018	$9.92215	$9.60031	2,517,507
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99779	$10.01619	8,511
01/01/2018 to 12/31/2018	$10.01619	$9.61308	214,372
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99779	$9.64220	0
AST Capital Growth Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.64090	$9.38481	14,510,164
01/01/2010 to 12/31/2010	$9.38481	$10.42727	11,072,168
01/01/2011 to 12/31/2011	$10.42727	$9.97109	8,565,131
01/01/2012 to 12/31/2012	$9.97109	$11.11227	8,015,346
01/01/2013 to 12/31/2013	$11.11227	$13.35991	5,728,326
01/01/2014 to 12/31/2014	$13.35991	$14.00860	4,070,987
01/01/2015 to 12/31/2015	$14.00860	$13.80161	2,526,243
01/01/2016 to 12/31/2016	$13.80161	$14.45099	1,665,378
01/01/2017 to 12/31/2017	$14.45099	$16.69648	1,857,723
01/01/2018 to 12/31/2018	$16.69648	$15.34341	879,066
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99834	$11.62763	5,878
01/01/2014 to 12/31/2014	$11.62763	$12.94596	14,054
01/01/2015 to 12/31/2015	$12.94596	$12.23388	8,697
01/01/2016 to 12/31/2016	$12.23388	$13.77552	17,264
01/01/2017 to 12/31/2017	$13.77552	$15.98543	23,613
01/01/2018 to 12/31/2018	$15.98543	$14.91743	14,014
AST Cohen & Steers Realty Portfolio
01/01/2009 to 12/31/2009	$14.15686	$18.30327	243,592
01/01/2010 to 12/31/2010	$18.30327	$23.08405	180,347
01/01/2011 to 12/31/2011	$23.08405	$24.11400	145,127
01/01/2012 to 12/31/2012	$24.11400	$27.25796	130,983
01/01/2013 to 12/31/2013	$27.25796	$27.54985	85,849
01/01/2014 to 12/31/2014	$27.54985	$35.34552	73,511
01/01/2015 to 12/31/2015	$35.34552	$36.31660	45,847
01/01/2016 to 12/31/2016	$36.31660	$37.30578	34,819
01/01/2017 to 12/31/2017	$37.30578	$38.84515	29,638
01/01/2018 to 12/31/2018	$38.84515	$36.25398	15,771
AST Fidelity Institutional AM® Quantitative Portfolio
formerly,AST FI Pyramis® Quantitative Portfolio
01/01/2009 to 12/31/2009	$7.20582	$8.74601	4,130,172
01/01/2010 to 12/31/2010	$8.74601	$9.80223	3,649,068
01/01/2011 to 12/31/2011	$9.80223	$9.46201	2,869,281
01/01/2012 to 12/31/2012	$9.46201	$10.25863	2,767,619
01/01/2013 to 12/31/2013	$10.25863	$11.53748	1,831,584
01/01/2014 to 12/31/2014	$11.53748	$11.66309	1,198,103
01/01/2015 to 12/31/2015	$11.66309	$11.54310	770,282
01/01/2016 to 12/31/2016	$11.54310	$11.79392	575,320
01/01/2017 to 12/31/2017	$11.79392	$13.46263	516,528
01/01/2018 to 12/31/2018	$13.46263	$12.17008	329,426

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Global Real Estate Portfolio
01/01/2009 to 12/31/2009	$6.10357	$8.08096	51,758
01/01/2010 to 12/31/2010	$8.08096	$9.51909	58,659
01/01/2011 to 12/31/2011	$9.51909	$8.85886	42,584
01/01/2012 to 12/31/2012	$8.85886	$11.00842	112,200
01/01/2013 to 12/31/2013	$11.00842	$11.25733	55,769
01/01/2014 to 12/31/2014	$11.25733	$12.56822	53,136
01/01/2015 to 12/31/2015	$12.56822	$12.30579	40,056
01/01/2016 to 12/31/2016	$12.30579	$12.16816	11,552
01/01/2017 to 12/31/2017	$12.16816	$13.22363	12,365
01/01/2018 to 12/31/2018	$13.22363	$12.34748	6,250
AST Goldman Sachs Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$9.80752	$11.45562	1,934,817
01/01/2010 to 12/31/2010	$11.45562	$12.67317	1,584,756
01/01/2011 to 12/31/2011	$12.67317	$11.73457	1,058,554
01/01/2012 to 12/31/2012	$11.73457	$13.76114	808,644
01/01/2013 to 12/31/2013	$13.76114	$18.00961	620,213
01/01/2014 to 12/31/2014	$18.00961	$19.96729	355,650
01/01/2015 to 12/31/2015	$19.96729	$18.66364	278,124
01/01/2016 to 12/31/2016	$18.66364	$20.40229	216,152
01/01/2017 to 12/31/2017	$20.40229	$21.94418	186,872
01/01/2018 to 12/31/2018	$21.94418	$19.66923	118,564
AST Goldman Sachs Mid-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$10.53587	$16.22033	468,843
01/01/2010 to 12/31/2010	$16.22033	$19.04750	361,092
01/01/2011 to 12/31/2011	$19.04750	$18.11131	221,077
01/01/2012 to 12/31/2012	$18.11131	$21.22995	193,150
01/01/2013 to 12/31/2013	$21.22995	$27.50299	156,741
01/01/2014 to 12/31/2014	$27.50299	$30.05988	119,283
01/01/2015 to 12/31/2015	$30.05988	$27.78375	128,180
01/01/2016 to 12/31/2016	$27.78375	$27.67713	99,441
01/01/2017 to 12/31/2017	$27.67713	$34.47364	93,873
01/01/2018 to 12/31/2018	$34.47364	$32.31134	61,838
AST Goldman Sachs Multi-Asset Portfolio
01/01/2009 to 12/31/2009	$7.55084	$9.13014	1,461,388
01/01/2010 to 12/31/2010	$9.13014	$9.98540	1,300,148
01/01/2011 to 12/31/2011	$9.98540	$9.73638	1,239,700
01/01/2012 to 12/31/2012	$9.73638	$10.50792	1,219,912
01/01/2013 to 12/31/2013	$10.50792	$11.30916	578,787
01/01/2014 to 12/31/2014	$11.30916	$11.53088	479,979
01/01/2015 to 12/31/2015	$11.53088	$11.19754	342,442
01/01/2016 to 12/31/2016	$11.19754	$11.55082	228,976
01/01/2017 to 12/31/2017	$11.55082	$12.71091	233,047
01/01/2018 to 12/31/2018	$12.71091	$11.57618	130,150
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2009 to 12/31/2009	$12.98605	$16.14303	82,090
01/01/2010 to 12/31/2010	$16.14303	$20.05495	140,787
01/01/2011 to 12/31/2011	$20.05495	$19.91039	98,811
01/01/2012 to 12/31/2012	$19.91039	$22.57302	73,950
01/01/2013 to 12/31/2013	$22.57302	$30.70787	68,974
01/01/2014 to 12/31/2014	$30.70787	$32.25990	59,505
01/01/2015 to 12/31/2015	$32.25990	$29.87764	33,289
01/01/2016 to 12/31/2016	$29.87764	$36.40046	23,917
01/01/2017 to 12/31/2017	$36.40046	$40.02253	21,281
01/01/2018 to 12/31/2018	$40.02253	$33.70173	14,333

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Government Money Market Portfolio
01/01/2009 to 12/31/2009	$10.37267	$10.19032	5,146,624
01/01/2010 to 12/31/2010	$10.19032	$9.98900	2,539,883
01/01/2011 to 12/31/2011	$9.98900	$9.79172	2,629,487
01/01/2012 to 12/31/2012	$9.79172	$9.59677	1,832,190
01/01/2013 to 12/31/2013	$9.59677	$9.40486	1,233,947
01/01/2014 to 12/31/2014	$9.40486	$9.21678	1,006,675
01/01/2015 to 12/31/2015	$9.21678	$9.03245	754,207
01/01/2016 to 12/31/2016	$9.03245	$8.85231	462,011
01/01/2017 to 12/31/2017	$8.85231	$8.70525	311,063
01/01/2018 to 12/31/2018	$8.70525	$8.64110	244,940
AST High Yield Portfolio
01/01/2009 to 12/31/2009	$10.45380	$13.88717	1,068,071
01/01/2010 to 12/31/2010	$13.88717	$15.44674	868,078
01/01/2011 to 12/31/2011	$15.44674	$15.61875	585,430
01/01/2012 to 12/31/2012	$15.61875	$17.42958	550,566
01/01/2013 to 12/31/2013	$17.42958	$18.30744	364,818
01/01/2014 to 12/31/2014	$18.30744	$18.40023	187,012
01/01/2015 to 12/31/2015	$18.40023	$17.38962	103,179
01/01/2016 to 12/31/2016	$17.38962	$19.66648	113,532
01/01/2017 to 12/31/2017	$19.66648	$20.71424	86,238
01/01/2018 to 12/31/2018	$20.71424	$19.89455	36,694
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$8.68998	$10.17122	452,623
01/01/2010 to 12/31/2010	$10.17122	$11.27960	440,901
01/01/2011 to 12/31/2011	$11.27960	$10.59190	327,994
01/01/2012 to 12/31/2012	$10.59190	$12.13251	291,061
01/01/2013 to 12/31/2013	$12.13251	$16.62947	230,382
01/01/2014 to 12/31/2014	$16.62947	$18.53716	169,096
01/01/2015 to 12/31/2015	$18.53716	$16.74278	83,789
01/01/2016 to 12/31/2016	$16.74278	$19.67172	58,686
01/01/2017 to 12/31/2017	$19.67172	$22.97960	62,401
01/01/2018 to 12/31/2018	$22.97960	$19.33064	38,995
AST International Growth Portfolio
01/01/2009 to 12/31/2009	$11.69930	$15.51146	976,313
01/01/2010 to 12/31/2010	$15.51146	$17.40523	770,326
01/01/2011 to 12/31/2011	$17.40523	$14.85307	539,693
01/01/2012 to 12/31/2012	$14.85307	$17.52007	418,206
01/01/2013 to 12/31/2013	$17.52007	$20.44175	328,105
01/01/2014 to 12/31/2014	$20.44175	$18.92607	233,042
01/01/2015 to 12/31/2015	$18.92607	$19.13149	145,776
01/01/2016 to 12/31/2016	$19.13149	$18.04136	115,051
01/01/2017 to 12/31/2017	$18.04136	$23.94549	99,052
01/01/2018 to 12/31/2018	$23.94549	$20.33586	63,542
AST International Value Portfolio
01/01/2009 to 12/31/2009	$13.43687	$17.18430	292,566
01/01/2010 to 12/31/2010	$17.18430	$18.70715	242,130
01/01/2011 to 12/31/2011	$18.70715	$16.03265	186,332
01/01/2012 to 12/31/2012	$16.03265	$18.33176	167,981
01/01/2013 to 12/31/2013	$18.33176	$21.46255	133,132
01/01/2014 to 12/31/2014	$21.46255	$19.62323	98,999
01/01/2015 to 12/31/2015	$19.62323	$19.38786	66,690
01/01/2016 to 12/31/2016	$19.38786	$19.11125	55,806
01/01/2017 to 12/31/2017	$19.11125	$23.00288	54,019
01/01/2018 to 12/31/2018	$23.00288	$18.90306	32,932

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Investment Grade Bond Portfolio
01/01/2009 to 12/31/2009	$10.91924	$11.91046	336,597
01/01/2010 to 12/31/2010	$11.91046	$12.93414	179,010
01/01/2011 to 12/31/2011	$12.93414	$14.25339	1,155,408
01/01/2012 to 12/31/2012	$14.25339	$15.28120	598,595
01/01/2013 to 12/31/2013	$15.28120	$14.49904	316,572
01/01/2014 to 12/31/2014	$14.49904	$15.16532	273,729
01/01/2015 to 12/31/2015	$15.16532	$15.03638	574,855
01/01/2016 to 12/31/2016	$15.03638	$15.35582	696,802
01/01/2017 to 12/31/2017	$15.35582	$15.69851	452,502
01/01/2018 to 12/31/2018	$15.69851	$15.34181	1,038,449
AST J.P. Morgan Global Thematic Portfolio
01/01/2009 to 12/31/2009	$6.91647	$8.58568	681,514
01/01/2010 to 12/31/2010	$8.58568	$9.57654	757,701
01/01/2011 to 12/31/2011	$9.57654	$9.33190	529,972
01/01/2012 to 12/31/2012	$9.33190	$10.38720	453,321
01/01/2013 to 12/31/2013	$10.38720	$11.83680	297,919
01/01/2014 to 12/31/2014	$11.83680	$12.33832	271,708
01/01/2015 to 12/31/2015	$12.33832	$11.96494	179,023
01/01/2016 to 12/31/2016	$11.96494	$12.33791	145,679
01/01/2017 to 12/31/2017	$12.33791	$14.14208	145,918
01/01/2018 to 12/31/2018	$14.14208	$12.83609	63,324
AST J.P. Morgan International Equity Portfolio
01/01/2009 to 12/31/2009	$11.79151	$15.70211	399,618
01/01/2010 to 12/31/2010	$15.70211	$16.49160	308,762
01/01/2011 to 12/31/2011	$16.49160	$14.68329	235,341
01/01/2012 to 12/31/2012	$14.68329	$17.54191	195,028
01/01/2013 to 12/31/2013	$17.54191	$19.83179	136,441
01/01/2014 to 12/31/2014	$19.83179	$18.19796	109,366
01/01/2015 to 12/31/2015	$18.19796	$17.33559	89,703
01/01/2016 to 12/31/2016	$17.33559	$17.31780	60,293
01/01/2017 to 12/31/2017	$17.31780	$22.00160	50,925
01/01/2018 to 12/31/2018	$22.00160	$17.79285	23,010
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2009 to 12/31/2009	$11.66297	$13.94647	2,748,409
01/01/2010 to 12/31/2010	$13.94647	$14.66793	1,894,148
01/01/2011 to 12/31/2011	$14.66793	$14.40854	1,406,382
01/01/2012 to 12/31/2012	$14.40854	$15.63358	1,377,143
01/01/2013 to 12/31/2013	$15.63358	$17.01128	937,207
01/01/2014 to 12/31/2014	$17.01128	$17.57955	817,932
01/01/2015 to 12/31/2015	$17.57955	$17.19652	562,943
01/01/2016 to 12/31/2016	$17.19652	$17.50010	369,371
01/01/2017 to 12/31/2017	$17.50010	$19.23353	364,027
01/01/2018 to 12/31/2018	$19.23353	$17.88053	171,222
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08373	$10.28581	0
01/01/2010 to 12/31/2010	$10.28581	$11.22085	9,654
01/01/2011 to 12/31/2011	$11.22085	$11.06961	17,491
01/01/2012 to 12/31/2012	$11.06961	$12.49542	16,427
01/01/2013 to 12/31/2013	$12.49542	$16.71450	13,267
01/01/2014 to 12/31/2014	$16.71450	$17.93701	8,989
01/01/2015 to 12/31/2015	$17.93701	$19.44760	12,482
01/01/2016 to 12/31/2016	$19.44760	$18.78049	4,181
01/01/2017 to 12/31/2017	$18.78049	$25.00084	11,491
01/01/2018 to 12/31/2018	$25.00084	$24.10328	2,291

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$9.52897	$12.11747	2,318,468
01/01/2010 to 12/31/2010	$12.11747	$14.22086	1,843,523
01/01/2011 to 12/31/2011	$14.22086	$13.80958	1,221,768
01/01/2012 to 12/31/2012	$13.80958	$15.19300	967,575
01/01/2013 to 12/31/2013	$15.19300	$20.34039	679,266
01/01/2014 to 12/31/2014	$20.34039	$22.04451	506,667
01/01/2015 to 12/31/2015	$22.04451	$23.77950	306,319
01/01/2016 to 12/31/2016	$23.77950	$24.60453	220,963
01/01/2017 to 12/31/2017	$24.60453	$32.06892	186,070
01/01/2018 to 12/31/2018	$32.06892	$30.57934	114,333
AST MFS Global Equity Portfolio
01/01/2009 to 12/31/2009	$12.70296	$16.37137	163,957
01/01/2010 to 12/31/2010	$16.37137	$17.97692	135,711
01/01/2011 to 12/31/2011	$17.97692	$17.06583	123,103
01/01/2012 to 12/31/2012	$17.06583	$20.58364	114,038
01/01/2013 to 12/31/2013	$20.58364	$25.74639	92,340
01/01/2014 to 12/31/2014	$25.74639	$26.14746	66,825
01/01/2015 to 12/31/2015	$26.14746	$25.24899	46,200
01/01/2016 to 12/31/2016	$25.24899	$26.50490	34,721
01/01/2017 to 12/31/2017	$26.50490	$32.16899	43,029
01/01/2018 to 12/31/2018	$32.16899	$28.51069	18,150
AST MFS Growth Portfolio
01/01/2009 to 12/31/2009	$9.75111	$11.87872	476,807
01/01/2010 to 12/31/2010	$11.87872	$13.12956	349,620
01/01/2011 to 12/31/2011	$13.12956	$12.79093	256,619
01/01/2012 to 12/31/2012	$12.79093	$14.67624	253,826
01/01/2013 to 12/31/2013	$14.67624	$19.66233	165,851
01/01/2014 to 12/31/2014	$19.66233	$20.94736	126,187
01/01/2015 to 12/31/2015	$20.94736	$22.01241	91,963
01/01/2016 to 12/31/2016	$22.01241	$21.98543	63,374
01/01/2017 to 12/31/2017	$21.98543	$28.16351	53,765
01/01/2018 to 12/31/2018	$28.16351	$28.19050	26,536
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99834	$10.18330	1,665
01/01/2013 to 12/31/2013	$10.18330	$13.42313	13,757
01/01/2014 to 12/31/2014	$13.42313	$14.49885	14,652
01/01/2015 to 12/31/2015	$14.49885	$14.10609	16,000
01/01/2016 to 12/31/2016	$14.10609	$15.68339	17,937
01/01/2017 to 12/31/2017	$15.68339	$18.03575	16,474
01/01/2018 to 12/31/2018	$18.03575	$15.87912	5,784
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$10.94033	$15.07914	559,513
01/01/2010 to 12/31/2010	$15.07914	$18.24106	452,422
01/01/2011 to 12/31/2011	$18.24106	$17.43263	306,085
01/01/2012 to 12/31/2012	$17.43263	$20.00955	244,921
01/01/2013 to 12/31/2013	$20.00955	$27.84695	194,682
01/01/2014 to 12/31/2014	$27.84695	$31.17900	122,116
01/01/2015 to 12/31/2015	$31.17900	$28.83286	79,029
01/01/2016 to 12/31/2016	$28.83286	$33.40873	64,964
01/01/2017 to 12/31/2017	$33.40873	$37.25719	58,129
01/01/2018 to 12/31/2018	$37.25719	$30.50461	36,207

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99834	$10.29883	316,890
01/01/2013 to 12/31/2013	$10.29883	$12.00193	267,160
01/01/2014 to 12/31/2014	$12.00193	$12.36632	163,687
01/01/2015 to 12/31/2015	$12.36632	$11.96856	121,401
01/01/2016 to 12/31/2016	$11.96856	$12.23665	106,579
01/01/2017 to 12/31/2017	$12.23665	$13.97044	91,868
01/01/2018 to 12/31/2018	$13.97044	$12.55669	61,034
AST Parametric Emerging Markets Equity Portfolio
01/01/2009 to 12/31/2009	$5.56489	$9.08100	483,497
01/01/2010 to 12/31/2010	$9.08100	$10.88142	414,743
01/01/2011 to 12/31/2011	$10.88142	$8.50227	236,233
01/01/2012 to 12/31/2012	$8.50227	$9.82589	194,466
01/01/2013 to 12/31/2013	$9.82589	$9.65091	108,699
01/01/2014 to 12/31/2014	$9.65091	$9.01490	133,920
01/01/2015 to 12/31/2015	$9.01490	$7.35677	91,128
01/01/2016 to 12/31/2016	$7.35677	$8.10128	60,489
01/01/2017 to 12/31/2017	$8.10128	$10.03393	60,706
01/01/2018 to 12/31/2018	$10.03393	$8.45097	21,669
AST Preservation Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$8.92474	$10.49886	7,871,784
01/01/2010 to 12/31/2010	$10.49886	$11.37672	6,131,743
01/01/2011 to 12/31/2011	$11.37672	$11.26053	5,324,940
01/01/2012 to 12/31/2012	$11.26053	$12.17982	4,942,223
01/01/2013 to 12/31/2013	$12.17982	$13.03585	3,342,228
01/01/2014 to 12/31/2014	$13.03585	$13.51288	2,596,719
01/01/2015 to 12/31/2015	$13.51288	$13.26162	1,434,107
01/01/2016 to 12/31/2016	$13.26162	$13.71502	900,925
01/01/2017 to 12/31/2017	$13.71502	$14.80307	803,006
01/01/2018 to 12/31/2018	$14.80307	$14.09343	452,853
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01826	$10.06446	18,180
01/01/2012 to 12/31/2012	$10.06446	$10.56411	54,264
01/01/2013 to 12/31/2013	$10.56411	$10.11341	22,629
01/01/2014 to 12/31/2014	$10.11341	$10.51182	44,173
01/01/2015 to 12/31/2015	$10.51182	$10.27396	24,015
01/01/2016 to 12/31/2016	$10.27396	$10.49279	27,653
01/01/2017 to 12/31/2017	$10.49279	$10.86662	16,428
01/01/2018 to 12/31/2018	$10.86662	$10.56155	25,623
AST Prudential Growth Allocation Portfolio
01/01/2009 to 12/31/2009	$6.63075	$8.18604	4,957,531
01/01/2010 to 12/31/2010	$8.18604	$9.54820	4,347,503
01/01/2011 to 12/31/2011	$9.54820	$8.77596	3,235,647
01/01/2012 to 12/31/2012	$8.77596	$9.71139	3,010,039
01/01/2013 to 12/31/2013	$9.71139	$11.13755	2,032,295
01/01/2014 to 12/31/2014	$11.13755	$11.91874	1,586,948
01/01/2015 to 12/31/2015	$11.91874	$11.60877	1,571,479
01/01/2016 to 12/31/2016	$11.60877	$12.52551	1,187,247
01/01/2017 to 12/31/2017	$12.52551	$14.25175	1,578,990
01/01/2018 to 12/31/2018	$14.25175	$12.90438	826,240

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99834	$11.64843	655
01/01/2014 to 12/31/2014	$11.64843	$13.15539	0
01/01/2015 to 12/31/2015	$13.15539	$13.09127	0
01/01/2016 to 12/31/2016	$13.09127	$14.22281	298
01/01/2017 to 12/31/2017	$14.22281	$16.92378	91
01/01/2018 to 12/31/2018	$16.92378	$15.39750	993
AST QMA US Equity Alpha Portfolio
01/01/2009 to 12/31/2009	$8.87326	$10.59341	236,160
01/01/2010 to 12/31/2010	$10.59341	$11.94386	194,939
01/01/2011 to 12/31/2011	$11.94386	$12.11001	129,020
01/01/2012 to 12/31/2012	$12.11001	$14.09906	122,300
01/01/2013 to 12/31/2013	$14.09906	$18.29793	89,623
01/01/2014 to 12/31/2014	$18.29793	$21.01879	70,776
01/01/2015 to 12/31/2015	$21.01879	$21.23263	44,959
01/01/2016 to 12/31/2016	$21.23263	$23.89826	30,651
01/01/2017 to 12/31/2017	$23.89826	$28.63317	30,956
01/01/2018 to 12/31/2018	$28.63317	$25.75198	18,612
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99834	$8.87862	0
01/01/2012 to 12/31/2012	$8.87862	$9.84560	0
01/01/2013 to 12/31/2013	$9.84560	$11.80989	3,254
01/01/2014 to 12/31/2014	$11.80989	$12.32610	0
01/01/2015 to 12/31/2015	$12.32610	$12.09767	0
01/01/2016 to 12/31/2016	$12.09767	$12.60582	16,528
01/01/2017 to 12/31/2017	$12.60582	$14.60176	16,528
01/01/2018 to 12/31/2018	$14.60176	$13.37412	16,528
AST RCM World Trends Portfolio
01/01/2009 to 12/31/2009	$7.12410	$8.61458	1,443,088
01/01/2010 to 12/31/2010	$8.61458	$9.44851	1,275,577
01/01/2011 to 12/31/2011	$9.44851	$9.09161	1,120,408
01/01/2012 to 12/31/2012	$9.09161	$9.82560	1,037,436
01/01/2013 to 12/31/2013	$9.82560	$10.82692	629,749
01/01/2014 to 12/31/2014	$10.82692	$11.15566	522,478
01/01/2015 to 12/31/2015	$11.15566	$10.91442	516,329
01/01/2016 to 12/31/2016	$10.91442	$11.21161	330,084
01/01/2017 to 12/31/2017	$11.21161	$12.77162	355,781
01/01/2018 to 12/31/2018	$12.77162	$11.52576	186,065
AST Small-Cap Growth Opportunities Portfolio
01/01/2009 to 12/31/2009	$13.99672	$18.19702	379,572
01/01/2010 to 12/31/2010	$18.19702	$23.63739	289,027
01/01/2011 to 12/31/2011	$23.63739	$20.12781	229,446
01/01/2012 to 12/31/2012	$20.12781	$23.68407	178,399
01/01/2013 to 12/31/2013	$23.68407	$32.68317	125,872
01/01/2014 to 12/31/2014	$32.68317	$33.61206	87,600
01/01/2015 to 12/31/2015	$33.61206	$33.37942	54,663
01/01/2016 to 12/31/2016	$33.37942	$35.23191	40,708
01/01/2017 to 12/31/2017	$35.23191	$44.09047	35,288
01/01/2018 to 12/31/2018	$44.09047	$38.51870	21,511

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$9.02998	$11.85003	247,591
01/01/2010 to 12/31/2010	$11.85003	$15.84235	277,723
01/01/2011 to 12/31/2011	$15.84235	$15.37394	121,709
01/01/2012 to 12/31/2012	$15.37394	$16.90048	82,745
01/01/2013 to 12/31/2013	$16.90048	$22.38826	87,713
01/01/2014 to 12/31/2014	$22.38826	$22.77843	75,036
01/01/2015 to 12/31/2015	$22.77843	$22.49815	52,445
01/01/2016 to 12/31/2016	$22.49815	$24.71200	36,168
01/01/2017 to 12/31/2017	$24.71200	$30.01122	29,728
01/01/2018 to 12/31/2018	$30.01122	$26.93614	16,884
AST Small-Cap Value Portfolio
01/01/2009 to 12/31/2009	$11.99019	$14.92305	848,941
01/01/2010 to 12/31/2010	$14.92305	$18.42624	606,356
01/01/2011 to 12/31/2011	$18.42624	$16.97893	406,275
01/01/2012 to 12/31/2012	$16.97893	$19.66059	305,529
01/01/2013 to 12/31/2013	$19.66059	$26.47374	245,931
01/01/2014 to 12/31/2014	$26.47374	$27.31107	151,655
01/01/2015 to 12/31/2015	$27.31107	$25.61129	105,780
01/01/2016 to 12/31/2016	$25.61129	$32.43041	75,128
01/01/2017 to 12/31/2017	$32.43041	$34.11865	64,873
01/01/2018 to 12/31/2018	$34.11865	$27.72367	44,389
AST T. Rowe Price Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$11.27967	$13.72243	1,904,973
01/01/2010 to 12/31/2010	$13.72243	$14.99931	1,851,248
01/01/2011 to 12/31/2011	$14.99931	$14.99144	1,512,633
01/01/2012 to 12/31/2012	$14.99144	$16.67396	1,610,238
01/01/2013 to 12/31/2013	$16.67396	$19.09113	1,289,224
01/01/2014 to 12/31/2014	$19.09113	$19.80937	1,158,332
01/01/2015 to 12/31/2015	$19.80937	$19.42126	823,936
01/01/2016 to 12/31/2016	$19.42126	$20.46959	683,262
01/01/2017 to 12/31/2017	$20.46959	$23.15213	654,504
01/01/2018 to 12/31/2018	$23.15213	$21.47808	348,010
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$8.56217	$12.86950	803,341
01/01/2010 to 12/31/2010	$12.86950	$14.60622	682,794
01/01/2011 to 12/31/2011	$14.60622	$14.07189	500,066
01/01/2012 to 12/31/2012	$14.07189	$16.21477	434,920
01/01/2013 to 12/31/2013	$16.21477	$22.88668	359,256
01/01/2014 to 12/31/2014	$22.88668	$24.30069	248,872
01/01/2015 to 12/31/2015	$24.30069	$26.09691	171,520
01/01/2016 to 12/31/2016	$26.09691	$26.26629	107,192
01/01/2017 to 12/31/2017	$26.26629	$35.49523	98,102
01/01/2018 to 12/31/2018	$35.49523	$36.12627	54,922
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$11.16042	$12.93430	346,113
01/01/2010 to 12/31/2010	$12.93430	$14.25285	297,287
01/01/2011 to 12/31/2011	$14.25285	$13.89938	215,671
01/01/2012 to 12/31/2012	$13.89938	$15.44640	198,126
01/01/2013 to 12/31/2013	$15.44640	$20.37968	115,677
01/01/2014 to 12/31/2014	$20.37968	$20.28324	90,845
01/01/2015 to 12/31/2015	$20.28324	$18.67220	58,811
01/01/2016 to 12/31/2016	$18.67220	$19.42113	44,606
01/01/2017 to 12/31/2017	$19.42113	$22.18436	38,101
01/01/2018 to 12/31/2018	$22.18436	$19.62731	14,530

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Natural Resources Portfolio
01/01/2009 to 12/31/2009	$17.32871	$25.36275	436,858
01/01/2010 to 12/31/2010	$25.36275	$29.93973	397,202
01/01/2011 to 12/31/2011	$29.93973	$24.96443	213,036
01/01/2012 to 12/31/2012	$24.96443	$25.34922	196,966
01/01/2013 to 12/31/2013	$25.34922	$28.66313	108,243
01/01/2014 to 12/31/2014	$28.66313	$25.74110	98,001
01/01/2015 to 12/31/2015	$25.74110	$20.36924	57,824
01/01/2016 to 12/31/2016	$20.36924	$24.87664	47,706
01/01/2017 to 12/31/2017	$24.87664	$26.89323	44,655
01/01/2018 to 12/31/2018	$26.89323	$21.96365	21,994
AST Templeton Global Bond Portfolio
01/01/2009 to 12/31/2009	$12.16051	$13.36116	671,737
01/01/2010 to 12/31/2010	$13.36116	$13.84614	570,160
01/01/2011 to 12/31/2011	$13.84614	$14.12932	482,840
01/01/2012 to 12/31/2012	$14.12932	$14.56985	400,966
01/01/2013 to 12/31/2013	$14.56985	$13.74246	286,204
01/01/2014 to 12/31/2014	$13.74246	$13.54261	184,636
01/01/2015 to 12/31/2015	$13.54261	$12.65888	118,849
01/01/2016 to 12/31/2016	$12.65888	$12.94686	89,930
01/01/2017 to 12/31/2017	$12.94686	$12.94766	83,065
01/01/2018 to 12/31/2018	$12.94766	$12.94095	42,022
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$10.67041	$14.52321	148,090
01/01/2010 to 12/31/2010	$14.52321	$17.59310	115,520
01/01/2011 to 12/31/2011	$17.59310	$16.64665	81,600
01/01/2012 to 12/31/2012	$16.64665	$19.31656	75,966
01/01/2013 to 12/31/2013	$19.31656	$25.06674	51,347
01/01/2014 to 12/31/2014	$25.06674	$28.24273	49,307
01/01/2015 to 12/31/2015	$28.24273	$25.84870	28,942
01/01/2016 to 12/31/2016	$25.84870	$28.87842	23,135
01/01/2017 to 12/31/2017	$28.87842	$33.54697	20,933
01/01/2018 to 12/31/2018	$33.54697	$27.43967	12,195
AST Wellington Management Hedged Equity Portfolio
01/01/2009 to 12/31/2009	$6.87551	$8.65379	1,714,961
01/01/2010 to 12/31/2010	$8.65379	$9.72207	1,218,956
01/01/2011 to 12/31/2011	$9.72207	$9.19865	880,416
01/01/2012 to 12/31/2012	$9.19865	$10.00674	818,131
01/01/2013 to 12/31/2013	$10.00674	$11.81724	616,744
01/01/2014 to 12/31/2014	$11.81724	$12.21831	549,087
01/01/2015 to 12/31/2015	$12.21831	$11.89817	371,387
01/01/2016 to 12/31/2016	$11.89817	$12.42161	216,500
01/01/2017 to 12/31/2017	$12.42161	$13.82874	220,516
01/01/2018 to 12/31/2018	$13.82874	$12.87346	100,161
AST Western Asset Core Plus Bond Portfolio
01/01/2009 to 12/31/2009	$9.26612	$10.13685	753,947
01/01/2010 to 12/31/2010	$10.13685	$10.70877	651,819
01/01/2011 to 12/31/2011	$10.70877	$11.12710	602,850
01/01/2012 to 12/31/2012	$11.12710	$11.76049	540,991
01/01/2013 to 12/31/2013	$11.76049	$11.35319	435,041
01/01/2014 to 12/31/2014	$11.35319	$11.92691	406,212
01/01/2015 to 12/31/2015	$11.92691	$11.83294	293,232
01/01/2016 to 12/31/2016	$11.83294	$12.19403	207,172
01/01/2017 to 12/31/2017	$12.19403	$12.70463	191,014
01/01/2018 to 12/31/2018	$12.70463	$12.16733	224,306

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Diversified Dividend Fund - Series I
04/29/2011* to 12/31/2011	$9.99288	$9.09989	50,551
01/01/2012 to 12/31/2012	$9.09989	$10.58732	49,135
01/01/2013 to 12/31/2013	$10.58732	$13.59585	63,587
01/01/2014 to 12/31/2014	$13.59585	$15.03324	49,550
01/01/2015 to 12/31/2015	$15.03324	$15.03697	28,925
01/01/2016 to 12/31/2016	$15.03697	$16.92013	27,448
01/01/2017 to 12/31/2017	$16.92013	$18.00462	20,466
01/01/2018 to 12/31/2018	$18.00462	$16.30625	11,167
Invesco V.I. Health Care Fund - Series I
formerly,Invesco V.I. Global Health Care Fund - Series I
01/01/2009 to 12/31/2009	$10.52459	$13.16862	106,387
01/01/2010 to 12/31/2010	$13.16862	$13.58850	86,909
01/01/2011 to 12/31/2011	$13.58850	$13.84330	59,858
01/01/2012 to 12/31/2012	$13.84330	$16.40090	62,386
01/01/2013 to 12/31/2013	$16.40090	$22.58951	57,219
01/01/2014 to 12/31/2014	$22.58951	$26.49213	28,376
01/01/2015 to 12/31/2015	$26.49213	$26.78334	19,178
01/01/2016 to 12/31/2016	$26.78334	$23.24061	10,078
01/01/2017 to 12/31/2017	$23.24061	$26.38207	7,837
01/01/2018 to 12/31/2018	$26.38207	$26.08529	2,613
Invesco V.I. Mid Cap Growth Portfolio, Series I
04/27/2012* to 12/31/2012	$10.04983	$9.74230	23,190
01/01/2013 to 12/31/2013	$9.74230	$13.08159	19,843
01/01/2014 to 12/31/2014	$13.08159	$13.85016	16,957
01/01/2015 to 12/31/2015	$13.85016	$13.73687	9,162
01/01/2016 to 12/31/2016	$13.73687	$13.56461	5,911
01/01/2017 to 12/31/2017	$13.56461	$16.28422	8,513
01/01/2018 to 12/31/2018	$16.28422	$15.06568	3,800
Invesco V.I. Technology Fund - Series I
01/01/2009 to 12/31/2009	$6.20769	$9.57539	0
01/01/2010 to 12/31/2010	$9.57539	$11.38328	0
01/01/2011 to 12/31/2011	$11.38328	$10.59219	0
01/01/2012 to 12/31/2012	$10.59219	$11.55069	0
01/01/2013 to 12/31/2013	$11.55069	$14.16613	0
01/01/2014 to 12/31/2014	$14.16613	$15.41712	0
01/01/2015 to 12/31/2015	$15.41712	$16.13838	0
01/01/2016 to 12/31/2016	$16.13838	$15.69684	0
01/01/2017 to 12/31/2017	$15.69684	$20.78872	0
01/01/2018 to 12/31/2018	$20.78872	$20.27802	0
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.12636	$9.71543	59,150
01/01/2017 to 12/31/2017	$9.71543	$13.43486	56,811
01/01/2018 to 12/31/2018	$13.43486	$10.83322	31,814
ProFund VP Asia 30
01/01/2009 to 12/31/2009	$17.33318	$26.19343	127,715
01/01/2010 to 12/31/2010	$26.19343	$29.23984	92,346
01/01/2011 to 12/31/2011	$29.23984	$20.91959	44,452
01/01/2012 to 12/31/2012	$20.91959	$23.67306	58,039
01/01/2013 to 12/31/2013	$23.67306	$26.67320	33,619
01/01/2014 to 12/31/2014	$26.67320	$25.72959	10,797
01/01/2015 to 12/31/2015	$25.72959	$22.84973	8,084
01/01/2016 to 12/31/2016	$22.84973	$22.53731	6,601
01/01/2017 to 12/31/2017	$22.53731	$29.35013	13,195
01/01/2018 to 12/31/2018	$29.35013	$23.41152	4,119

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Banks
01/01/2009 to 12/31/2009	$5.77404	$5.41831	35,987
01/01/2010 to 12/31/2010	$5.41831	$5.75259	23,240
01/01/2011 to 12/31/2011	$5.75259	$4.12942	18,162
01/01/2012 to 12/31/2012	$4.12942	$5.39840	28,066
01/01/2013 to 12/31/2013	$5.39840	$7.06040	12,913
01/01/2014 to 12/31/2014	$7.06040	$7.63714	8,073
01/01/2015 to 12/31/2015	$7.63714	$7.45200	5,996
01/01/2016 to 12/31/2016	$7.45200	$8.99990	17,535
01/01/2017 to 12/31/2017	$8.99990	$10.40090	9,591
01/01/2018 to 12/31/2018	$10.40090	$8.36760	1,590
ProFund VP Basic Materials
01/01/2009 to 12/31/2009	$9.97609	$15.87446	112,777
01/01/2010 to 12/31/2010	$15.87446	$20.17706	160,387
01/01/2011 to 12/31/2011	$20.17706	$16.58031	77,913
01/01/2012 to 12/31/2012	$16.58031	$17.62667	68,968
01/01/2013 to 12/31/2013	$17.62667	$20.45813	62,619
01/01/2014 to 12/31/2014	$20.45813	$20.38694	27,975
01/01/2015 to 12/31/2015	$20.38694	$17.19738	11,324
01/01/2016 to 12/31/2016	$17.19738	$19.97090	9,579
01/01/2017 to 12/31/2017	$19.97090	$24.06599	5,657
01/01/2018 to 12/31/2018	$24.06599	$19.41753	4,142
ProFund VP Bear
01/01/2009 to 12/31/2009	$7.79561	$5.51054	363,401
01/01/2010 to 12/31/2010	$5.51054	$4.43914	153,769
01/01/2011 to 12/31/2011	$4.43914	$3.96406	160,825
01/01/2012 to 12/31/2012	$3.96406	$3.23988	220,586
01/01/2013 to 12/31/2013	$3.23988	$2.33200	211,165
01/01/2014 to 12/31/2014	$2.33200	$1.95964	141,944
01/01/2015 to 12/31/2015	$1.95964	$1.82583	121,488
01/01/2016 to 12/31/2016	$1.82583	$1.55576	70,427
01/01/2017 to 12/31/2017	$1.55576	$1.25085	21,982
01/01/2018 to 12/31/2018	$1.25085	$1.27539	10,982
ProFund VP Bull
01/01/2009 to 12/31/2009	$8.89400	$10.83802	273,451
01/01/2010 to 12/31/2010	$10.83802	$11.95730	323,429
01/01/2011 to 12/31/2011	$11.95730	$11.71869	48,635
01/01/2012 to 12/31/2012	$11.71869	$13.07876	42,092
01/01/2013 to 12/31/2013	$13.07876	$16.63119	31,063
01/01/2014 to 12/31/2014	$16.63119	$18.16770	21,468
01/01/2015 to 12/31/2015	$18.16770	$17.72272	14,157
01/01/2016 to 12/31/2016	$17.72272	$19.04712	12,947
01/01/2017 to 12/31/2017	$19.04712	$22.27807	11,068
01/01/2018 to 12/31/2018	$22.27807	$20.48799	13,833
ProFund VP Consumer Goods Portfolio
01/01/2009 to 12/31/2009	$10.04356	$11.96543	17,709
01/01/2010 to 12/31/2010	$11.96543	$13.76207	43,586
01/01/2011 to 12/31/2011	$13.76207	$14.42419	41,356
01/01/2012 to 12/31/2012	$14.42419	$15.67008	32,267
01/01/2013 to 12/31/2013	$15.67008	$19.72610	24,901
01/01/2014 to 12/31/2014	$19.72610	$21.30865	23,301
01/01/2015 to 12/31/2015	$21.30865	$21.75189	22,112
01/01/2016 to 12/31/2016	$21.75189	$22.07336	12,454
01/01/2017 to 12/31/2017	$22.07336	$24.89004	5,236
01/01/2018 to 12/31/2018	$24.89004	$20.77908	1,049

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Consumer Services
01/01/2009 to 12/31/2009	$7.61317	$9.75926	14,506
01/01/2010 to 12/31/2010	$9.75926	$11.61004	120,159
01/01/2011 to 12/31/2011	$11.61004	$12.00405	85,233
01/01/2012 to 12/31/2012	$12.00405	$14.36319	61,929
01/01/2013 to 12/31/2013	$14.36319	$19.68807	47,944
01/01/2014 to 12/31/2014	$19.68807	$21.69857	18,110
01/01/2015 to 12/31/2015	$21.69857	$22.26174	22,870
01/01/2016 to 12/31/2016	$22.26174	$22.73077	11,947
01/01/2017 to 12/31/2017	$22.73077	$26.36925	4,767
01/01/2018 to 12/31/2018	$26.36925	$25.99790	1,603
ProFund VP Europe 30
01/01/2009 to 12/31/2009	$11.10035	$14.39147	230,637
01/01/2010 to 12/31/2010	$14.39147	$14.47535	236,627
01/01/2011 to 12/31/2011	$14.47535	$12.92577	12,682
01/01/2012 to 12/31/2012	$12.92577	$14.76879	80,673
01/01/2013 to 12/31/2013	$14.76879	$17.60485	59,074
01/01/2014 to 12/31/2014	$17.60485	$15.76078	18,896
01/01/2015 to 12/31/2015	$15.76078	$13.76540	13,798
01/01/2016 to 12/31/2016	$13.76540	$14.54438	16,444
01/01/2017 to 12/31/2017	$14.54438	$17.06415	16,694
01/01/2018 to 12/31/2018	$17.06415	$14.35830	6,816
ProFund VP Financials
01/01/2009 to 12/31/2009	$6.05531	$6.82478	139,451
01/01/2010 to 12/31/2010	$6.82478	$7.41932	179,107
01/01/2011 to 12/31/2011	$7.41932	$6.26537	156,822
01/01/2012 to 12/31/2012	$6.26537	$7.65835	97,961
01/01/2013 to 12/31/2013	$7.65835	$9.91269	89,595
01/01/2014 to 12/31/2014	$9.91269	$10.96929	72,701
01/01/2015 to 12/31/2015	$10.96929	$10.58920	55,214
01/01/2016 to 12/31/2016	$10.58920	$11.96788	33,680
01/01/2017 to 12/31/2017	$11.96788	$13.86277	19,694
01/01/2018 to 12/31/2018	$13.86277	$12.16726	6,948
ProFund VP Health Care
01/01/2009 to 12/31/2009	$9.19509	$10.77348	111,461
01/01/2010 to 12/31/2010	$10.77348	$10.85820	91,929
01/01/2011 to 12/31/2011	$10.85820	$11.71755	99,313
01/01/2012 to 12/31/2012	$11.71755	$13.48139	79,172
01/01/2013 to 12/31/2013	$13.48139	$18.46460	66,559
01/01/2014 to 12/31/2014	$18.46460	$22.38395	51,085
01/01/2015 to 12/31/2015	$22.38395	$23.03811	30,864
01/01/2016 to 12/31/2016	$23.03811	$21.66335	19,498
01/01/2017 to 12/31/2017	$21.66335	$25.67254	9,626
01/01/2018 to 12/31/2018	$25.67254	$26.27206	3,015
ProFund VP Industrials
01/01/2009 to 12/31/2009	$9.98925	$12.14858	155,971
01/01/2010 to 12/31/2010	$12.14858	$14.73327	125,562
01/01/2011 to 12/31/2011	$14.73327	$14.18132	41,462
01/01/2012 to 12/31/2012	$14.18132	$16.09283	19,837
01/01/2013 to 12/31/2013	$16.09283	$21.79388	19,111
01/01/2014 to 12/31/2014	$21.79388	$22.54916	14,244
01/01/2015 to 12/31/2015	$22.54916	$21.34225	5,437
01/01/2016 to 12/31/2016	$21.34225	$24.58662	5,261
01/01/2017 to 12/31/2017	$24.58662	$29.49345	983
01/01/2018 to 12/31/2018	$29.49345	$25.21097	395

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Japan
01/01/2009 to 12/31/2009	$10.32099	$11.15932	54,065
01/01/2010 to 12/31/2010	$11.15932	$10.22161	67,234
01/01/2011 to 12/31/2011	$10.22161	$8.16027	6,477
01/01/2012 to 12/31/2012	$8.16027	$9.83190	24,094
01/01/2013 to 12/31/2013	$9.83190	$14.28309	26,525
01/01/2014 to 12/31/2014	$14.28309	$14.44903	8,371
01/01/2015 to 12/31/2015	$14.44903	$14.98255	13,603
01/01/2016 to 12/31/2016	$14.98255	$14.74434	5,930
01/01/2017 to 12/31/2017	$14.74434	$17.11663	5,054
01/01/2018 to 12/31/2018	$17.11663	$14.82071	2,677
ProFund VP Large-Cap Growth
01/01/2009 to 12/31/2009	$7.26206	$9.23297	268,256
01/01/2010 to 12/31/2010	$9.23297	$10.24134	208,930
01/01/2011 to 12/31/2011	$10.24134	$10.35103	179,188
01/01/2012 to 12/31/2012	$10.35103	$11.43375	83,338
01/01/2013 to 12/31/2013	$11.43375	$14.64128	64,412
01/01/2014 to 12/31/2014	$14.64128	$16.20339	71,155
01/01/2015 to 12/31/2015	$16.20339	$16.47588	35,221
01/01/2016 to 12/31/2016	$16.47588	$16.95704	17,837
01/01/2017 to 12/31/2017	$16.95704	$20.82210	20,545
01/01/2018 to 12/31/2018	$20.82210	$20.02393	12,027
ProFund VP Large-Cap Value
01/01/2009 to 12/31/2009	$6.96761	$8.15739	117,790
01/01/2010 to 12/31/2010	$8.15739	$9.02517	73,359
01/01/2011 to 12/31/2011	$9.02517	$8.73170	103,431
01/01/2012 to 12/31/2012	$8.73170	$9.87625	154,329
01/01/2013 to 12/31/2013	$9.87625	$12.57208	83,115
01/01/2014 to 12/31/2014	$12.57208	$13.61111	85,083
01/01/2015 to 12/31/2015	$13.61111	$12.70728	76,102
01/01/2016 to 12/31/2016	$12.70728	$14.37559	40,347
01/01/2017 to 12/31/2017	$14.37559	$15.98163	18,924
01/01/2018 to 12/31/2018	$15.98163	$13.99597	22,715
ProFund VP Mid-Cap Growth
01/01/2009 to 12/31/2009	$9.76903	$13.24202	140,661
01/01/2010 to 12/31/2010	$13.24202	$16.66521	179,903
01/01/2011 to 12/31/2011	$16.66521	$15.85981	112,247
01/01/2012 to 12/31/2012	$15.85981	$17.93256	67,404
01/01/2013 to 12/31/2013	$17.93256	$22.93850	51,906
01/01/2014 to 12/31/2014	$22.93850	$23.80410	50,231
01/01/2015 to 12/31/2015	$23.80410	$23.39408	14,202
01/01/2016 to 12/31/2016	$23.39408	$25.87953	13,542
01/01/2017 to 12/31/2017	$25.87953	$30.00659	7,597
01/01/2018 to 12/31/2018	$30.00659	$25.88101	7,499
ProFund VP Mid-Cap Value
01/01/2009 to 12/31/2009	$11.03076	$14.14756	40,269
01/01/2010 to 12/31/2010	$14.14756	$16.70028	56,607
01/01/2011 to 12/31/2011	$16.70028	$15.72452	57,508
01/01/2012 to 12/31/2012	$15.72452	$17.96198	50,061
01/01/2013 to 12/31/2013	$17.96198	$23.26378	30,380
01/01/2014 to 12/31/2014	$23.26378	$25.12064	11,310
01/01/2015 to 12/31/2015	$25.12064	$22.59348	11,656
01/01/2016 to 12/31/2016	$22.59348	$27.53256	15,660
01/01/2017 to 12/31/2017	$27.53256	$29.84586	3,812
01/01/2018 to 12/31/2018	$29.84586	$25.35883	3,778

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP NASDAQ-100
01/01/2009 to 12/31/2009	$9.43680	$14.05790	62,232
01/01/2010 to 12/31/2010	$14.05790	$16.29047	46,817
01/01/2011 to 12/31/2011	$16.29047	$16.19771	80,834
01/01/2012 to 12/31/2012	$16.19771	$18.44962	71,926
01/01/2013 to 12/31/2013	$18.44962	$24.27788	55,633
01/01/2014 to 12/31/2014	$24.27788	$27.83849	39,777
01/01/2015 to 12/31/2015	$27.83849	$29.31553	35,573
01/01/2016 to 12/31/2016	$29.31553	$30.24093	10,377
01/01/2017 to 12/31/2017	$30.24093	$38.63953	7,233
01/01/2018 to 12/31/2018	$38.63953	$37.15438	386
ProFund VP Oil & Gas
01/01/2009 to 12/31/2009	$18.75069	$21.22361	166,584
01/01/2010 to 12/31/2010	$21.22361	$24.49384	127,926
01/01/2011 to 12/31/2011	$24.49384	$24.54416	81,185
01/01/2012 to 12/31/2012	$24.54416	$24.74890	77,337
01/01/2013 to 12/31/2013	$24.74890	$30.09226	36,739
01/01/2014 to 12/31/2014	$30.09226	$26.28523	31,569
01/01/2015 to 12/31/2015	$26.28523	$19.73844	26,036
01/01/2016 to 12/31/2016	$19.73844	$24.02313	13,719
01/01/2017 to 12/31/2017	$24.02313	$22.79668	5,872
01/01/2018 to 12/31/2018	$22.79668	$17.82046	2,106
ProFund VP Pharmaceuticals
01/01/2009 to 12/31/2009	$7.26192	$8.31919	76,573
01/01/2010 to 12/31/2010	$8.31919	$8.19165	31,433
01/01/2011 to 12/31/2011	$8.19165	$9.32323	76,191
01/01/2012 to 12/31/2012	$9.32323	$10.21944	32,931
01/01/2013 to 12/31/2013	$10.21944	$13.18257	20,057
01/01/2014 to 12/31/2014	$13.18257	$15.42014	17,475
01/01/2015 to 12/31/2015	$15.42014	$15.78321	19,428
01/01/2016 to 12/31/2016	$15.78321	$14.89078	8,289
01/01/2017 to 12/31/2017	$14.89078	$16.10530	7,623
01/01/2018 to 12/31/2018	$16.10530	$14.80303	1,649
ProFund VP Precious Metals
01/01/2009 to 12/31/2009	$14.43440	$19.14264	162,633
01/01/2010 to 12/31/2010	$19.14264	$24.93763	128,642
01/01/2011 to 12/31/2011	$24.93763	$19.74363	82,842
01/01/2012 to 12/31/2012	$19.74363	$16.53319	58,494
01/01/2013 to 12/31/2013	$16.53319	$10.05409	40,196
01/01/2014 to 12/31/2014	$10.05409	$7.50125	44,206
01/01/2015 to 12/31/2015	$7.50125	$4.93596	28,981
01/01/2016 to 12/31/2016	$4.93596	$7.53772	18,069
01/01/2017 to 12/31/2017	$7.53772	$7.77731	7,704
01/01/2018 to 12/31/2018	$7.77731	$6.59437	3,028
ProFund VP Real Estate
01/01/2009 to 12/31/2009	$10.22317	$12.81358	62,044
01/01/2010 to 12/31/2010	$12.81358	$15.65813	49,229
01/01/2011 to 12/31/2011	$15.65813	$16.07450	27,887
01/01/2012 to 12/31/2012	$16.07450	$18.45752	30,772
01/01/2013 to 12/31/2013	$18.45752	$18.10496	19,225
01/01/2014 to 12/31/2014	$18.10496	$22.18182	12,255
01/01/2015 to 12/31/2015	$22.18182	$21.80873	7,264
01/01/2016 to 12/31/2016	$21.80873	$22.59736	4,804
01/01/2017 to 12/31/2017	$22.59736	$23.92936	4,318
01/01/2018 to 12/31/2018	$23.92936	$22.11218	903

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Rising Rates Opportunity
01/01/2009 to 12/31/2009	$4.37656	$5.66953	286,601
01/01/2010 to 12/31/2010	$5.66953	$4.66570	480,663
01/01/2011 to 12/31/2011	$4.66570	$2.85778	263,803
01/01/2012 to 12/31/2012	$2.85778	$2.60619	117,444
01/01/2013 to 12/31/2013	$2.60619	$2.97490	261,652
01/01/2014 to 12/31/2014	$2.97490	$2.03316	56,987
01/01/2015 to 12/31/2015	$2.03316	$1.96081	56,603
01/01/2016 to 12/31/2016	$1.96081	$1.82244	107,002
01/01/2017 to 12/31/2017	$1.82244	$1.57346	107,359
01/01/2018 to 12/31/2018	$1.57346	$1.60591	77,923
ProFund VP Short NASDAQ-100
01/01/2009 to 12/31/2009	$6.71119	$3.90263	72,786
01/01/2010 to 12/31/2010	$3.90263	$3.01426	28,594
01/01/2011 to 12/31/2011	$3.01426	$2.64465	37,552
01/01/2012 to 12/31/2012	$2.64465	$2.10447	11,448
01/01/2013 to 12/31/2013	$2.10447	$1.45594	37,829
01/01/2014 to 12/31/2014	$1.45594	$1.15023	28,466
01/01/2015 to 12/31/2015	$1.15023	$0.98028	65,714
01/01/2016 to 12/31/2016	$0.98028	$0.86410	8,080
01/01/2017 to 12/31/2017	$0.86410	$0.63309	5,696
01/01/2018 to 12/31/2018	$0.63309	$0.60244	1,359
ProFund VP Small-Cap Growth
01/01/2009 to 12/31/2009	$11.32314	$14.00071	169,514
01/01/2010 to 12/31/2010	$14.00071	$17.25056	184,353
01/01/2011 to 12/31/2011	$17.25056	$17.12270	80,115
01/01/2012 to 12/31/2012	$17.12270	$18.87414	49,079
01/01/2013 to 12/31/2013	$18.87414	$25.97416	62,531
01/01/2014 to 12/31/2014	$25.97416	$26.00776	29,019
01/01/2015 to 12/31/2015	$26.00776	$25.78650	9,739
01/01/2016 to 12/31/2016	$25.78650	$30.38577	17,664
01/01/2017 to 12/31/2017	$30.38577	$33.64189	16,326
01/01/2018 to 12/31/2018	$33.64189	$31.07035	2,730
ProFund VP Small-Cap Value
01/01/2009 to 12/31/2009	$11.41909	$13.47382	29,196
01/01/2010 to 12/31/2010	$13.47382	$16.12293	119,962
01/01/2011 to 12/31/2011	$16.12293	$15.15275	43,755
01/01/2012 to 12/31/2012	$15.15275	$17.24840	54,224
01/01/2013 to 12/31/2013	$17.24840	$23.27201	60,710
01/01/2014 to 12/31/2014	$23.27201	$24.13255	14,902
01/01/2015 to 12/31/2015	$24.13255	$21.69194	26,423
01/01/2016 to 12/31/2016	$21.69194	$27.37683	22,738
01/01/2017 to 12/31/2017	$27.37683	$29.43635	8,762
01/01/2018 to 12/31/2018	$29.43635	$24.74384	2,779
ProFund VP Telecommunications
01/01/2009 to 12/31/2009	$9.37319	$9.85810	166,567
01/01/2010 to 12/31/2010	$9.85810	$11.17655	109,202
01/01/2011 to 12/31/2011	$11.17655	$11.15804	33,727
01/01/2012 to 12/31/2012	$11.15804	$12.74058	41,788
01/01/2013 to 12/31/2013	$12.74058	$13.99274	15,809
01/01/2014 to 12/31/2014	$13.99274	$13.79049	15,473
01/01/2015 to 12/31/2015	$13.79049	$13.72034	9,931
01/01/2016 to 12/31/2016	$13.72034	$16.35894	10,326
01/01/2017 to 12/31/2017	$16.35894	$15.69223	6,006
01/01/2018 to 12/31/2018	$15.69223	$13.05400	864

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP U.S. Government Plus
01/01/2009 to 12/31/2009	$16.33188	$10.78461	108,507
01/01/2010 to 12/31/2010	$10.78461	$11.63681	104,863
01/01/2011 to 12/31/2011	$11.63681	$16.36772	108,287
01/01/2012 to 12/31/2012	$16.36772	$16.19578	54,420
01/01/2013 to 12/31/2013	$16.19578	$12.83813	27,833
01/01/2014 to 12/31/2014	$12.83813	$17.16011	36,723
01/01/2015 to 12/31/2015	$17.16011	$15.86813	19,918
01/01/2016 to 12/31/2016	$15.86813	$15.50385	18,791
01/01/2017 to 12/31/2017	$15.50385	$16.63619	6,443
01/01/2018 to 12/31/2018	$16.63619	$15.41759	5,655
ProFund VP UltraMid-Cap
01/01/2009 to 12/31/2009	$8.52977	$13.85816	98,445
01/01/2010 to 12/31/2010	$13.85816	$20.32793	99,260
01/01/2011 to 12/31/2011	$20.32793	$17.20284	42,234
01/01/2012 to 12/31/2012	$17.20284	$22.33552	36,031
01/01/2013 to 12/31/2013	$22.33552	$37.34568	25,111
01/01/2014 to 12/31/2014	$37.34568	$42.21393	8,117
01/01/2015 to 12/31/2015	$42.21393	$37.58467	2,653
01/01/2016 to 12/31/2016	$37.58467	$50.79990	2,529
01/01/2017 to 12/31/2017	$50.79990	$64.15494	976
01/01/2018 to 12/31/2018	$64.15494	$46.03476	100
ProFund VP Utilities
01/01/2009 to 12/31/2009	$14.93851	$16.21137	57,422
01/01/2010 to 12/31/2010	$16.21137	$16.83260	77,564
01/01/2011 to 12/31/2011	$16.83260	$19.38516	89,119
01/01/2012 to 12/31/2012	$19.38516	$19.02342	48,435
01/01/2013 to 12/31/2013	$19.02342	$21.12493	47,642
01/01/2014 to 12/31/2014	$21.12493	$26.06148	36,575
01/01/2015 to 12/31/2015	$26.06148	$23.90495	6,108
01/01/2016 to 12/31/2016	$23.90495	$26.96036	10,728
01/01/2017 to 12/31/2017	$26.96036	$29.23391	3,207
01/01/2018 to 12/31/2018	$29.23391	$29.47220	2,015
PSF SP International Growth Portfolio
formerly,Prudential SP International Growth Portfolio
01/01/2009 to 12/31/2009	$8.12681	$10.92301	55,453
01/01/2010 to 12/31/2010	$10.92301	$12.20425	36,522
01/01/2011 to 12/31/2011	$12.20425	$10.17656	19,339
01/01/2012 to 12/31/2012	$10.17656	$12.20625	14,587
01/01/2013 to 12/31/2013	$12.20625	$14.21926	7,820
01/01/2014 to 12/31/2014	$14.21926	$13.13838	3,588
01/01/2015 to 12/31/2015	$13.13838	$13.30914	2,956
01/01/2016 to 12/31/2016	$13.30914	$12.57639	2,022
01/01/2017 to 12/31/2017	$12.57639	$16.73976	2,501
01/01/2018 to 12/31/2018	$16.73976	$14.30142	1,952
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$11.67525	$14.09426	111,815
01/01/2011 to 12/31/2011	$14.09426	$12.04609	75,328
01/01/2012 to 12/31/2012	$12.04609	$13.41981	70,838
01/01/2013 to 12/31/2013	$13.41981	$15.77358	51,146
01/01/2014 to 12/31/2014	$15.77358	$14.63877	40,672
01/01/2015 to 12/31/2015	$14.63877	$14.67531	31,807
01/01/2016 to 12/31/2016	$14.67531	$14.85066	22,851
01/01/2017 to 12/31/2017	$14.85066	$18.17245	18,390
01/01/2018 to 12/31/2018	$18.17245	$14.80478	12,615

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$15.09012	$18.99971	20,242
01/01/2011 to 12/31/2011	$18.99971	$17.62288	29,311
01/01/2012 to 12/31/2012	$17.62288	$20.85446	26,757
01/01/2013 to 12/31/2013	$20.85446	$28.65686	31,903
01/01/2014 to 12/31/2014	$28.65686	$29.23166	16,822
01/01/2015 to 12/31/2015	$29.23166	$29.11139	5,063
01/01/2016 to 12/31/2016	$29.11139	$28.74951	3,104
01/01/2017 to 12/31/2017	$28.74951	$38.02455	2,662
01/01/2018 to 12/31/2018	$38.02455	$37.45311	1,681
Wells Fargo VT Small Cap Growth Fund - Class 1
07/16/2010* to 12/31/2010	$9.59317	$12.22825	60,263
01/01/2011 to 12/31/2011	$12.22825	$11.46358	35,186
01/01/2012 to 12/31/2012	$11.46358	$12.14515	21,797
01/01/2013 to 12/31/2013	$12.14515	$17.91968	22,330
01/01/2014 to 12/31/2014	$17.91968	$17.26733	15,359
01/01/2015 to 12/31/2015	$17.26733	$16.47607	16,725
01/01/2016 to 12/31/2016	$16.47607	$17.45591	12,535
01/01/2017 to 12/31/2017	$17.45591	$21.57950	11,394
01/01/2018 to 12/31/2018	$21.57950	$21.45711	9,593
*Denotes the start date of these sub-accounts

ASL II
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With HAV 40 bps (2.05%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$10.02469	$12.21797	3,365,059
01/01/2010 to 12/31/2010	$12.21797	$13.39941	5,268,356
01/01/2011 to 12/31/2011	$13.39941	$12.77617	4,442,063
01/01/2012 to 12/31/2012	$12.77617	$14.08649	4,578,694
01/01/2013 to 12/31/2013	$14.08649	$15.17391	4,010,416
01/01/2014 to 12/31/2014	$15.17391	$15.43037	3,564,839
01/01/2015 to 12/31/2015	$15.43037	$14.62756	2,722,140
01/01/2016 to 12/31/2016	$14.62756	$15.23624	2,402,817
01/01/2017 to 12/31/2017	$15.23624	$16.80300	2,138,577
01/01/2018 to 12/31/2018	$16.80300	$15.11777	1,229,536
AST Advanced Strategies Portfolio
05/01/2009 to 12/31/2009	$10.03703	$12.41496	1,820,120
01/01/2010 to 12/31/2010	$12.41496	$13.82727	2,767,854
01/01/2011 to 12/31/2011	$13.82727	$13.55948	2,216,060
01/01/2012 to 12/31/2012	$13.55948	$15.09396	2,607,360
01/01/2013 to 12/31/2013	$15.09396	$17.23247	2,524,109
01/01/2014 to 12/31/2014	$17.23247	$17.91019	2,227,707
01/01/2015 to 12/31/2015	$17.91019	$17.68394	1,952,226
01/01/2016 to 12/31/2016	$17.68394	$18.55333	1,773,743
01/01/2017 to 12/31/2017	$18.55333	$21.25019	1,413,401
01/01/2018 to 12/31/2018	$21.25019	$19.58711	1,069,129
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99830	$11.60501	0
01/01/2014 to 12/31/2014	$11.60501	$12.86408	0
01/01/2015 to 12/31/2015	$12.86408	$12.81794	0
01/01/2016 to 12/31/2016	$12.81794	$13.89967	0
01/01/2017 to 12/31/2017	$13.89967	$16.62936	1,094
01/01/2018 to 12/31/2018	$16.62936	$14.96183	1,094
AST Balanced Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$10.02350	$12.04275	4,105,360
01/01/2010 to 12/31/2010	$12.04275	$13.24854	6,540,463
01/01/2011 to 12/31/2011	$13.24854	$12.81964	5,259,707
01/01/2012 to 12/31/2012	$12.81964	$14.12287	5,738,680
01/01/2013 to 12/31/2013	$14.12287	$16.27463	5,800,649
01/01/2014 to 12/31/2014	$16.27463	$16.98056	5,432,988
01/01/2015 to 12/31/2015	$16.98056	$16.71161	4,883,532
01/01/2016 to 12/31/2016	$16.71161	$17.40084	4,511,969
01/01/2017 to 12/31/2017	$17.40084	$19.58583	3,343,717
01/01/2018 to 12/31/2018	$19.58583	$18.23565	2,552,465
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99830	$9.14186	60,919
01/01/2012 to 12/31/2012	$9.14186	$10.01934	181,581
01/01/2013 to 12/31/2013	$10.01934	$10.87913	254,891
01/01/2014 to 12/31/2014	$10.87913	$11.17777	268,384
01/01/2015 to 12/31/2015	$11.17777	$10.62018	210,251
01/01/2016 to 12/31/2016	$10.62018	$11.12714	192,469
01/01/2017 to 12/31/2017	$11.12714	$12.27425	183,009
01/01/2018 to 12/31/2018	$12.27425	$11.38660	109,445

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Low Duration Bond Portfolio
05/01/2009 to 12/31/2009	$9.99055	$10.48455	240,395
01/01/2010 to 12/31/2010	$10.48455	$10.67009	445,435
01/01/2011 to 12/31/2011	$10.67009	$10.68655	516,157
01/01/2012 to 12/31/2012	$10.68655	$10.95850	572,206
01/01/2013 to 12/31/2013	$10.95850	$10.50054	549,963
01/01/2014 to 12/31/2014	$10.50054	$10.27549	348,779
01/01/2015 to 12/31/2015	$10.27549	$10.11337	283,825
01/01/2016 to 12/31/2016	$10.11337	$10.06902	258,309
01/01/2017 to 12/31/2017	$10.06902	$10.03147	216,737
01/01/2018 to 12/31/2018	$10.03147	$9.89801	151,102
AST BlackRock/Loomis Sayles Bond Portfolio
05/01/2009 to 12/31/2009	$9.98243	$11.05200	2,760,749
01/01/2010 to 12/31/2010	$11.05200	$11.66091	4,831,426
01/01/2011 to 12/31/2011	$11.66091	$11.78533	3,763,460
01/01/2012 to 12/31/2012	$11.78533	$12.61951	4,344,963
01/01/2013 to 12/31/2013	$12.61951	$12.13375	4,224,268
01/01/2014 to 12/31/2014	$12.13375	$12.38788	3,491,513
01/01/2015 to 12/31/2015	$12.38788	$11.87815	2,931,445
01/01/2016 to 12/31/2016	$11.87815	$12.12713	2,627,795
01/01/2017 to 12/31/2017	$12.12713	$12.39734	2,303,220
01/01/2018 to 12/31/2018	$12.39734	$12.06160	1,703,440
AST Bond Portfolio 2018
05/01/2009 to 12/31/2009	$9.92264	$9.67633	0
01/01/2010 to 12/31/2010	$9.67633	$10.53820	0
01/01/2011 to 12/31/2011	$10.53820	$11.72427	0
01/01/2012 to 12/31/2012	$11.72427	$12.14003	0
01/01/2013 to 12/31/2013	$12.14003	$11.51743	0
01/01/2014 to 12/31/2014	$11.51743	$11.58163	0
01/01/2015 to 12/31/2015	$11.58163	$11.43606	0
01/01/2016 to 12/31/2016	$11.43606	$11.38245	0
01/01/2017 to 12/31/2017	$11.38245	$11.22933	4,100
01/01/2018 to 12/31/2018	$11.22933	$11.08149	0
AST Bond Portfolio 2019
05/01/2009 to 12/31/2009	$9.90542	$9.57703	0
01/01/2010 to 12/31/2010	$9.57703	$10.44644	0
01/01/2011 to 12/31/2011	$10.44644	$11.86706	0
01/01/2012 to 12/31/2012	$11.86706	$12.30452	0
01/01/2013 to 12/31/2013	$12.30452	$11.46998	0
01/01/2014 to 12/31/2014	$11.46998	$11.71391	0
01/01/2015 to 12/31/2015	$11.71391	$11.59674	0
01/01/2016 to 12/31/2016	$11.59674	$11.52380	0
01/01/2017 to 12/31/2017	$11.52380	$11.37409	980
01/01/2018 to 12/31/2018	$11.37409	$11.20236	9,655
AST Bond Portfolio 2020
05/01/2009 to 12/31/2009	$9.88413	$9.25198	0
01/01/2010 to 12/31/2010	$9.25198	$10.13572	0
01/01/2011 to 12/31/2011	$10.13572	$11.78243	0
01/01/2012 to 12/31/2012	$11.78243	$12.26990	0
01/01/2013 to 12/31/2013	$12.26990	$11.23524	0
01/01/2014 to 12/31/2014	$11.23524	$11.68273	0
01/01/2015 to 12/31/2015	$11.68273	$11.61798	0
01/01/2016 to 12/31/2016	$11.61798	$11.60303	0
01/01/2017 to 12/31/2017	$11.60303	$11.46637	13,446
01/01/2018 to 12/31/2018	$11.46637	$11.26263	14,662

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99773	$10.98026	0
01/01/2011 to 12/31/2011	$10.98026	$12.93900	0
01/01/2012 to 12/31/2012	$12.93900	$13.53446	0
01/01/2013 to 12/31/2013	$13.53446	$12.32897	0
01/01/2014 to 12/31/2014	$12.32897	$13.00387	428
01/01/2015 to 12/31/2015	$13.00387	$12.96440	613
01/01/2016 to 12/31/2016	$12.96440	$12.95753	726
01/01/2017 to 12/31/2017	$12.95753	$12.89312	6,410
01/01/2018 to 12/31/2018	$12.89312	$12.63598	8,587
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99830	$11.99002	0
01/01/2012 to 12/31/2012	$11.99002	$12.43055	0
01/01/2013 to 12/31/2013	$12.43055	$10.98908	0
01/01/2014 to 12/31/2014	$10.98908	$11.87996	0
01/01/2015 to 12/31/2015	$11.87996	$11.88030	0
01/01/2016 to 12/31/2016	$11.88030	$11.84983	0
01/01/2017 to 12/31/2017	$11.84983	$11.78964	1,488
01/01/2018 to 12/31/2018	$11.78964	$11.52964	1,560
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99774	$10.37249	0
01/01/2013 to 12/31/2013	$10.37249	$9.12368	0
01/01/2014 to 12/31/2014	$9.12368	$10.06432	0
01/01/2015 to 12/31/2015	$10.06432	$10.12484	0
01/01/2016 to 12/31/2016	$10.12484	$10.10721	0
01/01/2017 to 12/31/2017	$10.10721	$10.06837	3,398
01/01/2018 to 12/31/2018	$10.06837	$9.83485	0
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99887	$8.72726	0
01/01/2014 to 12/31/2014	$8.72726	$9.79563	0
01/01/2015 to 12/31/2015	$9.79563	$9.86740	0
01/01/2016 to 12/31/2016	$9.86740	$9.84975	0
01/01/2017 to 12/31/2017	$9.84975	$9.81076	0
01/01/2018 to 12/31/2018	$9.81076	$9.54676	0
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99887	$11.27417	0
01/01/2015 to 12/31/2015	$11.27417	$11.26376	0
01/01/2016 to 12/31/2016	$11.26376	$11.30605	0
01/01/2017 to 12/31/2017	$11.30605	$11.27745	0
01/01/2018 to 12/31/2018	$11.27745	$10.96390	3,332
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99887	$9.91252	0
01/01/2016 to 12/31/2016	$9.91252	$9.91141	0
01/01/2017 to 12/31/2017	$9.91141	$9.94374	53,713
01/01/2018 to 12/31/2018	$9.94374	$9.63760	42,254
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99774	$9.85432	0
01/01/2017 to 12/31/2017	$9.85432	$9.91195	2,418
01/01/2018 to 12/31/2018	$9.91195	$9.58554	153,759
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99773	$10.01119	0
01/01/2018 to 12/31/2018	$10.01119	$9.60332	1,928
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99773	$9.63714	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Capital Growth Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$10.03880	$12.31159	3,569,333
01/01/2010 to 12/31/2010	$12.31159	$13.67227	4,979,410
01/01/2011 to 12/31/2011	$13.67227	$13.06742	3,397,925
01/01/2012 to 12/31/2012	$13.06742	$14.55551	4,089,027
01/01/2013 to 12/31/2013	$14.55551	$17.49083	4,672,956
01/01/2014 to 12/31/2014	$17.49083	$18.33063	4,467,350
01/01/2015 to 12/31/2015	$18.33063	$18.05057	4,176,279
01/01/2016 to 12/31/2016	$18.05057	$18.89015	3,843,017
01/01/2017 to 12/31/2017	$18.89015	$21.81428	3,509,767
01/01/2018 to 12/31/2018	$21.81428	$20.03620	2,693,183
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99830	$11.62256	44,622
01/01/2014 to 12/31/2014	$11.62256	$12.93379	64,381
01/01/2015 to 12/31/2015	$12.93379	$12.21616	40,428
01/01/2016 to 12/31/2016	$12.21616	$13.74858	109,306
01/01/2017 to 12/31/2017	$13.74858	$15.94601	107,786
01/01/2018 to 12/31/2018	$15.94601	$14.87303	74,025
AST Cohen & Steers Realty Portfolio
05/01/2009 to 12/31/2009	$9.61482	$14.51318	72,498
01/01/2010 to 12/31/2010	$14.51318	$18.29462	140,193
01/01/2011 to 12/31/2011	$18.29462	$19.10114	108,337
01/01/2012 to 12/31/2012	$19.10114	$21.58056	141,232
01/01/2013 to 12/31/2013	$21.58056	$21.80036	139,424
01/01/2014 to 12/31/2014	$21.80036	$27.95488	132,976
01/01/2015 to 12/31/2015	$27.95488	$28.70830	114,264
01/01/2016 to 12/31/2016	$28.70830	$29.47539	107,255
01/01/2017 to 12/31/2017	$29.47539	$30.67600	99,277
01/01/2018 to 12/31/2018	$30.67600	$28.61516	71,899
AST Fidelity Institutional AM® Quantitative Portfolio
formerly,AST FI Pyramis® Quantitative Portfolio
05/01/2009 to 12/31/2009	$10.01317	$12.29837	1,869,407
01/01/2010 to 12/31/2010	$12.29837	$13.77665	2,940,865
01/01/2011 to 12/31/2011	$13.77665	$13.29159	2,235,838
01/01/2012 to 12/31/2012	$13.29159	$14.40325	2,337,350
01/01/2013 to 12/31/2013	$14.40325	$16.19043	2,299,222
01/01/2014 to 12/31/2014	$16.19043	$16.35834	2,047,404
01/01/2015 to 12/31/2015	$16.35834	$16.18174	1,820,250
01/01/2016 to 12/31/2016	$16.18174	$16.52496	1,593,504
01/01/2017 to 12/31/2017	$16.52496	$18.85341	1,407,168
01/01/2018 to 12/31/2018	$18.85341	$17.03467	918,491
AST Global Real Estate Portfolio
05/01/2009 to 12/31/2009	$9.85943	$13.93707	44,478
01/01/2010 to 12/31/2010	$13.93707	$16.40903	89,121
01/01/2011 to 12/31/2011	$16.40903	$15.26310	73,059
01/01/2012 to 12/31/2012	$15.26310	$18.95705	105,274
01/01/2013 to 12/31/2013	$18.95705	$19.37570	118,189
01/01/2014 to 12/31/2014	$19.37570	$21.62107	93,859
01/01/2015 to 12/31/2015	$21.62107	$21.15884	70,753
01/01/2016 to 12/31/2016	$21.15884	$20.91167	55,927
01/01/2017 to 12/31/2017	$20.91167	$22.71406	48,988
01/01/2018 to 12/31/2018	$22.71406	$21.19817	26,923

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Large-Cap Value Portfolio
05/01/2009 to 12/31/2009	$10.12464	$12.20609	151,621
01/01/2010 to 12/31/2010	$12.20609	$13.49659	217,261
01/01/2011 to 12/31/2011	$13.49659	$12.49063	168,738
01/01/2012 to 12/31/2012	$12.49063	$14.64039	193,616
01/01/2013 to 12/31/2013	$14.64039	$19.15057	219,256
01/01/2014 to 12/31/2014	$19.15057	$21.22128	205,098
01/01/2015 to 12/31/2015	$21.22128	$19.82565	366,406
01/01/2016 to 12/31/2016	$19.82565	$21.66153	347,639
01/01/2017 to 12/31/2017	$21.66153	$23.28680	296,905
01/01/2018 to 12/31/2018	$23.28680	$20.86194	238,075
AST Goldman Sachs Mid-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$10.05967	$13.48651	286,175
01/01/2010 to 12/31/2010	$13.48651	$15.82914	479,051
01/01/2011 to 12/31/2011	$15.82914	$15.04348	315,046
01/01/2012 to 12/31/2012	$15.04348	$17.62478	365,162
01/01/2013 to 12/31/2013	$17.62478	$22.82105	408,372
01/01/2014 to 12/31/2014	$22.82105	$24.92999	368,878
01/01/2015 to 12/31/2015	$24.92999	$23.03051	467,454
01/01/2016 to 12/31/2016	$23.03051	$22.93047	419,853
01/01/2017 to 12/31/2017	$22.93047	$28.54686	356,686
01/01/2018 to 12/31/2018	$28.54686	$26.74246	284,106
AST Goldman Sachs Multi-Asset Portfolio
05/01/2009 to 12/31/2009	$10.02469	$11.86088	1,974,063
01/01/2010 to 12/31/2010	$11.86088	$12.96522	2,972,193
01/01/2011 to 12/31/2011	$12.96522	$12.63542	2,477,264
01/01/2012 to 12/31/2012	$12.63542	$13.62976	2,575,441
01/01/2013 to 12/31/2013	$13.62976	$14.66153	2,365,197
01/01/2014 to 12/31/2014	$14.66153	$14.94134	2,145,234
01/01/2015 to 12/31/2015	$14.94134	$14.50203	1,831,846
01/01/2016 to 12/31/2016	$14.50203	$14.95203	1,583,002
01/01/2017 to 12/31/2017	$14.95203	$16.44538	1,377,548
01/01/2018 to 12/31/2018	$16.44538	$14.96964	811,941
AST Goldman Sachs Small-Cap Value Portfolio
05/01/2009 to 12/31/2009	$9.95321	$12.76069	109,350
01/01/2010 to 12/31/2010	$12.76069	$15.84486	244,303
01/01/2011 to 12/31/2011	$15.84486	$15.72264	167,171
01/01/2012 to 12/31/2012	$15.72264	$17.81609	188,409
01/01/2013 to 12/31/2013	$17.81609	$24.22423	213,714
01/01/2014 to 12/31/2014	$24.22423	$25.43556	211,826
01/01/2015 to 12/31/2015	$25.43556	$23.54522	184,051
01/01/2016 to 12/31/2016	$23.54522	$28.67100	177,649
01/01/2017 to 12/31/2017	$28.67100	$31.50779	148,966
01/01/2018 to 12/31/2018	$31.50779	$26.51811	104,410
AST Government Money Market Portfolio
05/01/2009 to 12/31/2009	$9.99965	$9.86832	766,665
01/01/2010 to 12/31/2010	$9.86832	$9.66833	1,224,819
01/01/2011 to 12/31/2011	$9.66833	$9.47260	1,340,106
01/01/2012 to 12/31/2012	$9.47260	$9.27842	1,146,782
01/01/2013 to 12/31/2013	$9.27842	$9.08818	638,166
01/01/2014 to 12/31/2014	$9.08818	$8.90184	761,313
01/01/2015 to 12/31/2015	$8.90184	$8.71933	724,095
01/01/2016 to 12/31/2016	$8.71933	$8.54108	603,989
01/01/2017 to 12/31/2017	$8.54108	$8.39514	430,693
01/01/2018 to 12/31/2018	$8.39514	$8.32900	348,019

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST High Yield Portfolio
05/01/2009 to 12/31/2009	$10.01710	$12.51792	213,769
01/01/2010 to 12/31/2010	$12.51792	$13.91660	338,616
01/01/2011 to 12/31/2011	$13.91660	$14.06430	304,128
01/01/2012 to 12/31/2012	$14.06430	$15.68695	401,139
01/01/2013 to 12/31/2013	$15.68695	$16.46863	360,518
01/01/2014 to 12/31/2014	$16.46863	$16.54361	348,525
01/01/2015 to 12/31/2015	$16.54361	$15.62701	272,120
01/01/2016 to 12/31/2016	$15.62701	$17.66419	236,302
01/01/2017 to 12/31/2017	$17.66419	$18.59586	198,341
01/01/2018 to 12/31/2018	$18.59586	$17.85079	132,917
AST Hotchkis & Wiley Large-Cap Value Portfolio
05/01/2009 to 12/31/2009	$10.06266	$12.73478	35,867
01/01/2010 to 12/31/2010	$12.73478	$14.11529	62,582
01/01/2011 to 12/31/2011	$14.11529	$13.24781	48,285
01/01/2012 to 12/31/2012	$13.24781	$15.16693	61,639
01/01/2013 to 12/31/2013	$15.16693	$20.77804	148,729
01/01/2014 to 12/31/2014	$20.77804	$23.14984	169,100
01/01/2015 to 12/31/2015	$23.14984	$20.89831	141,740
01/01/2016 to 12/31/2016	$20.89831	$24.54175	147,712
01/01/2017 to 12/31/2017	$24.54175	$28.65392	129,543
01/01/2018 to 12/31/2018	$28.65392	$24.09160	117,058
AST International Growth Portfolio
05/01/2009 to 12/31/2009	$10.14322	$13.27294	114,610
01/01/2010 to 12/31/2010	$13.27294	$14.88574	190,802
01/01/2011 to 12/31/2011	$14.88574	$12.69655	126,232
01/01/2012 to 12/31/2012	$12.69655	$14.96878	138,669
01/01/2013 to 12/31/2013	$14.96878	$17.45611	193,582
01/01/2014 to 12/31/2014	$17.45611	$16.15352	203,169
01/01/2015 to 12/31/2015	$16.15352	$16.32043	191,121
01/01/2016 to 12/31/2016	$16.32043	$15.38262	166,615
01/01/2017 to 12/31/2017	$15.38262	$20.40633	151,810
01/01/2018 to 12/31/2018	$20.40633	$17.32136	134,705
AST International Value Portfolio
05/01/2009 to 12/31/2009	$10.11772	$13.10445	88,177
01/01/2010 to 12/31/2010	$13.10445	$14.25859	144,510
01/01/2011 to 12/31/2011	$14.25859	$12.21383	113,957
01/01/2012 to 12/31/2012	$12.21383	$13.95822	132,810
01/01/2013 to 12/31/2013	$13.95822	$16.33361	141,111
01/01/2014 to 12/31/2014	$16.33361	$14.92620	149,904
01/01/2015 to 12/31/2015	$14.92620	$14.73969	135,310
01/01/2016 to 12/31/2016	$14.73969	$14.52202	116,024
01/01/2017 to 12/31/2017	$14.52202	$17.47031	103,424
01/01/2018 to 12/31/2018	$17.47031	$14.34915	63,795
AST Investment Grade Bond Portfolio
05/01/2009 to 12/31/2009	$9.98130	$10.84732	646
01/01/2010 to 12/31/2010	$10.84732	$11.77363	41,606
01/01/2011 to 12/31/2011	$11.77363	$12.96784	14,508,528
01/01/2012 to 12/31/2012	$12.96784	$13.89578	5,830,488
01/01/2013 to 12/31/2013	$13.89578	$13.17779	1,541,523
01/01/2014 to 12/31/2014	$13.17779	$13.77631	1,479,647
01/01/2015 to 12/31/2015	$13.77631	$13.65217	5,435,546
01/01/2016 to 12/31/2016	$13.65217	$13.93515	6,359,054
01/01/2017 to 12/31/2017	$13.93515	$14.23895	2,571,928
01/01/2018 to 12/31/2018	$14.23895	$13.90830	9,305,130

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan Global Thematic Portfolio
05/01/2009 to 12/31/2009	$10.04104	$12.24956	1,577,195
01/01/2010 to 12/31/2010	$12.24956	$13.65638	2,578,775
01/01/2011 to 12/31/2011	$13.65638	$13.30069	2,017,904
01/01/2012 to 12/31/2012	$13.30069	$14.79721	2,313,211
01/01/2013 to 12/31/2013	$14.79721	$16.85384	2,215,627
01/01/2014 to 12/31/2014	$16.85384	$17.55913	2,052,971
01/01/2015 to 12/31/2015	$17.55913	$17.01900	1,826,148
01/01/2016 to 12/31/2016	$17.01900	$17.54067	1,627,617
01/01/2017 to 12/31/2017	$17.54067	$20.09541	1,508,828
01/01/2018 to 12/31/2018	$20.09541	$18.23019	985,871
AST J.P. Morgan International Equity Portfolio
05/01/2009 to 12/31/2009	$10.12738	$13.59068	177,474
01/01/2010 to 12/31/2010	$13.59068	$14.26670	327,702
01/01/2011 to 12/31/2011	$14.26670	$12.69588	244,121
01/01/2012 to 12/31/2012	$12.69588	$15.15982	272,580
01/01/2013 to 12/31/2013	$15.15982	$17.13007	294,019
01/01/2014 to 12/31/2014	$17.13007	$15.71085	283,912
01/01/2015 to 12/31/2015	$15.71085	$14.95868	235,450
01/01/2016 to 12/31/2016	$14.95868	$14.93584	216,654
01/01/2017 to 12/31/2017	$14.93584	$18.96584	176,569
01/01/2018 to 12/31/2018	$18.96584	$15.32995	132,833
AST J.P. Morgan Strategic Opportunities Portfolio
05/01/2009 to 12/31/2009	$10.07979	$11.66852	2,081,526
01/01/2010 to 12/31/2010	$11.66852	$12.26579	2,138,295
01/01/2011 to 12/31/2011	$12.26579	$12.04272	1,742,125
01/01/2012 to 12/31/2012	$12.04272	$13.05998	1,782,261
01/01/2013 to 12/31/2013	$13.05998	$14.20349	1,629,043
01/01/2014 to 12/31/2014	$14.20349	$14.67041	1,470,602
01/01/2015 to 12/31/2015	$14.67041	$14.34340	1,288,545
01/01/2016 to 12/31/2016	$14.34340	$14.58931	1,132,413
01/01/2017 to 12/31/2017	$14.58931	$16.02625	920,505
01/01/2018 to 12/31/2018	$16.02625	$14.89124	670,588
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08369	$10.28511	4,844
01/01/2010 to 12/31/2010	$10.28511	$11.21447	55,900
01/01/2011 to 12/31/2011	$11.21447	$11.05769	50,517
01/01/2012 to 12/31/2012	$11.05769	$12.47550	72,952
01/01/2013 to 12/31/2013	$12.47550	$16.67927	63,560
01/01/2014 to 12/31/2014	$16.67927	$17.89006	74,641
01/01/2015 to 12/31/2015	$17.89006	$19.38687	128,547
01/01/2016 to 12/31/2016	$19.38687	$18.71228	99,887
01/01/2017 to 12/31/2017	$18.71228	$24.89742	110,263
01/01/2018 to 12/31/2018	$24.89742	$23.99133	83,283
AST Loomis Sayles Large-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$10.00729	$12.71673	159,504
01/01/2010 to 12/31/2010	$12.71673	$14.91645	248,348
01/01/2011 to 12/31/2011	$14.91645	$14.47760	196,229
01/01/2012 to 12/31/2012	$14.47760	$15.91975	216,704
01/01/2013 to 12/31/2013	$15.91975	$21.30260	203,484
01/01/2014 to 12/31/2014	$21.30260	$23.07553	389,852
01/01/2015 to 12/31/2015	$23.07553	$24.87902	269,816
01/01/2016 to 12/31/2016	$24.87902	$25.72913	250,102
01/01/2017 to 12/31/2017	$25.72913	$33.51770	204,759
01/01/2018 to 12/31/2018	$33.51770	$31.94445	146,821

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Global Equity Portfolio
05/01/2009 to 12/31/2009	$10.07243	$13.36731	178,237
01/01/2010 to 12/31/2010	$13.36731	$14.67077	318,815
01/01/2011 to 12/31/2011	$14.67077	$13.92025	265,882
01/01/2012 to 12/31/2012	$13.92025	$16.78112	290,380
01/01/2013 to 12/31/2013	$16.78112	$20.97942	349,030
01/01/2014 to 12/31/2014	$20.97942	$21.29541	331,788
01/01/2015 to 12/31/2015	$21.29541	$20.55320	318,754
01/01/2016 to 12/31/2016	$20.55320	$21.56456	288,711
01/01/2017 to 12/31/2017	$21.56456	$26.15968	259,428
01/01/2018 to 12/31/2018	$26.15968	$23.17286	208,220
AST MFS Growth Portfolio
05/01/2009 to 12/31/2009	$10.02821	$12.15339	116,402
01/01/2010 to 12/31/2010	$12.15339	$13.42624	164,734
01/01/2011 to 12/31/2011	$13.42624	$13.07331	109,155
01/01/2012 to 12/31/2012	$13.07331	$14.99256	145,038
01/01/2013 to 12/31/2013	$14.99256	$20.07585	191,611
01/01/2014 to 12/31/2014	$20.07585	$21.37708	194,763
01/01/2015 to 12/31/2015	$21.37708	$22.45244	162,231
01/01/2016 to 12/31/2016	$22.45244	$22.41357	148,923
01/01/2017 to 12/31/2017	$22.41357	$28.69745	154,931
01/01/2018 to 12/31/2018	$28.69745	$28.71019	96,111
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99830	$10.18139	2,319
01/01/2013 to 12/31/2013	$10.18139	$13.41389	64,378
01/01/2014 to 12/31/2014	$13.41389	$14.48140	61,666
01/01/2015 to 12/31/2015	$14.48140	$14.08193	87,176
01/01/2016 to 12/31/2016	$14.08193	$15.64863	116,828
01/01/2017 to 12/31/2017	$15.64863	$17.98666	116,613
01/01/2018 to 12/31/2018	$17.98666	$15.82783	63,638
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
05/01/2009 to 12/31/2009	$10.13101	$13.71879	103,062
01/01/2010 to 12/31/2010	$13.71879	$16.58691	159,478
01/01/2011 to 12/31/2011	$16.58691	$15.84375	101,521
01/01/2012 to 12/31/2012	$15.84375	$18.17654	116,165
01/01/2013 to 12/31/2013	$18.17654	$25.28318	181,175
01/01/2014 to 12/31/2014	$25.28318	$28.29395	197,534
01/01/2015 to 12/31/2015	$28.29395	$26.15164	148,315
01/01/2016 to 12/31/2016	$26.15164	$30.28659	155,255
01/01/2017 to 12/31/2017	$30.28659	$33.75808	138,886
01/01/2018 to 12/31/2018	$33.75808	$27.62557	99,642
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99830	$10.29518	307,264
01/01/2013 to 12/31/2013	$10.29518	$11.99152	480,527
01/01/2014 to 12/31/2014	$11.99152	$12.34924	356,410
01/01/2015 to 12/31/2015	$12.34924	$11.94593	338,935
01/01/2016 to 12/31/2016	$11.94593	$12.20738	331,555
01/01/2017 to 12/31/2017	$12.20738	$13.92998	295,668
01/01/2018 to 12/31/2018	$13.92998	$12.51390	208,263

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Parametric Emerging Markets Equity Portfolio
05/01/2009 to 12/31/2009	$10.05438	$14.79792	212,846
01/01/2010 to 12/31/2010	$14.79792	$17.72270	436,193
01/01/2011 to 12/31/2011	$17.72270	$13.84067	289,962
01/01/2012 to 12/31/2012	$13.84067	$15.98721	331,490
01/01/2013 to 12/31/2013	$15.98721	$15.69426	384,522
01/01/2014 to 12/31/2014	$15.69426	$14.65261	360,829
01/01/2015 to 12/31/2015	$14.65261	$11.95141	311,804
01/01/2016 to 12/31/2016	$11.95141	$13.15417	287,780
01/01/2017 to 12/31/2017	$13.15417	$16.28412	251,546
01/01/2018 to 12/31/2018	$16.28412	$13.70812	178,553
AST Preservation Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$10.02098	$11.60854	3,978,257
01/01/2010 to 12/31/2010	$11.60854	$12.57271	5,926,854
01/01/2011 to 12/31/2011	$12.57271	$12.43805	5,416,351
01/01/2012 to 12/31/2012	$12.43805	$13.44660	5,373,438
01/01/2013 to 12/31/2013	$13.44660	$14.38438	4,701,893
01/01/2014 to 12/31/2014	$14.38438	$14.90324	4,178,751
01/01/2015 to 12/31/2015	$14.90324	$14.61868	3,761,794
01/01/2016 to 12/31/2016	$14.61868	$15.11091	3,348,146
01/01/2017 to 12/31/2017	$15.11091	$16.30147	2,530,726
01/01/2018 to 12/31/2018	$16.30147	$15.51200	1,886,014
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01822	$10.06358	5,856
01/01/2012 to 12/31/2012	$10.06358	$10.55780	16,720
01/01/2013 to 12/31/2013	$10.55780	$10.10211	34,959
01/01/2014 to 12/31/2014	$10.10211	$10.49484	158,431
01/01/2015 to 12/31/2015	$10.49484	$10.25215	192,930
01/01/2016 to 12/31/2016	$10.25215	$10.46512	276,647
01/01/2017 to 12/31/2017	$10.46512	$10.83250	235,947
01/01/2018 to 12/31/2018	$10.83250	$10.52292	162,292
AST Prudential Growth Allocation Portfolio
05/01/2009 to 12/31/2009	$9.98517	$12.15802	3,317,336
01/01/2010 to 12/31/2010	$12.15802	$14.17386	4,857,162
01/01/2011 to 12/31/2011	$14.17386	$13.02098	2,999,201
01/01/2012 to 12/31/2012	$13.02098	$14.40143	3,537,756
01/01/2013 to 12/31/2013	$14.40143	$16.50792	3,483,680
01/01/2014 to 12/31/2014	$16.50792	$17.65667	3,438,136
01/01/2015 to 12/31/2015	$17.65667	$17.18876	5,841,407
01/01/2016 to 12/31/2016	$17.18876	$18.53682	5,317,665
01/01/2017 to 12/31/2017	$18.53682	$21.08059	6,712,634
01/01/2018 to 12/31/2018	$21.08059	$19.07779	4,453,104
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99830	$11.64448	1,379
01/01/2014 to 12/31/2014	$11.64448	$13.14429	2,786
01/01/2015 to 12/31/2015	$13.14429	$13.07342	1,246
01/01/2016 to 12/31/2016	$13.07342	$14.19625	438
01/01/2017 to 12/31/2017	$14.19625	$16.88364	263
01/01/2018 to 12/31/2018	$16.88364	$15.35300	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST QMA US Equity Alpha Portfolio
05/01/2009 to 12/31/2009	$10.07715	$12.80820	34,055
01/01/2010 to 12/31/2010	$12.80820	$14.43373	55,005
01/01/2011 to 12/31/2011	$14.43373	$14.62708	40,224
01/01/2012 to 12/31/2012	$14.62708	$17.02093	59,406
01/01/2013 to 12/31/2013	$17.02093	$22.07851	88,184
01/01/2014 to 12/31/2014	$22.07851	$25.34846	209,746
01/01/2015 to 12/31/2015	$25.34846	$25.59336	155,424
01/01/2016 to 12/31/2016	$25.59336	$28.79186	144,790
01/01/2017 to 12/31/2017	$28.79186	$34.47875	123,232
01/01/2018 to 12/31/2018	$34.47875	$30.99332	83,665
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99830	$8.87562	0
01/01/2012 to 12/31/2012	$8.87562	$9.83727	0
01/01/2013 to 12/31/2013	$9.83727	$11.79379	0
01/01/2014 to 12/31/2014	$11.79379	$12.30302	0
01/01/2015 to 12/31/2015	$12.30302	$12.06888	8,317
01/01/2016 to 12/31/2016	$12.06888	$12.56950	8,314
01/01/2017 to 12/31/2017	$12.56950	$14.55225	95
01/01/2018 to 12/31/2018	$14.55225	$13.32189	95
AST RCM World Trends Portfolio
05/01/2009 to 12/31/2009	$10.03986	$11.93917	2,173,385
01/01/2010 to 12/31/2010	$11.93917	$13.08836	3,252,135
01/01/2011 to 12/31/2011	$13.08836	$12.58766	2,713,258
01/01/2012 to 12/31/2012	$12.58766	$13.59705	2,940,613
01/01/2013 to 12/31/2013	$13.59705	$14.97506	2,549,058
01/01/2014 to 12/31/2014	$14.97506	$15.42201	2,277,389
01/01/2015 to 12/31/2015	$15.42201	$15.08080	2,092,898
01/01/2016 to 12/31/2016	$15.08080	$15.48362	1,793,883
01/01/2017 to 12/31/2017	$15.48362	$17.62913	1,428,369
01/01/2018 to 12/31/2018	$17.62913	$15.90135	903,637
AST Small-Cap Growth Opportunities Portfolio
05/01/2009 to 12/31/2009	$9.98064	$12.98525	103,365
01/01/2010 to 12/31/2010	$12.98525	$16.85880	159,307
01/01/2011 to 12/31/2011	$16.85880	$14.34838	162,590
01/01/2012 to 12/31/2012	$14.34838	$16.87494	185,037
01/01/2013 to 12/31/2013	$16.87494	$23.27490	203,932
01/01/2014 to 12/31/2014	$23.27490	$23.92419	191,068
01/01/2015 to 12/31/2015	$23.92419	$23.74660	149,491
01/01/2016 to 12/31/2016	$23.74660	$25.05177	134,123
01/01/2017 to 12/31/2017	$25.05177	$31.33471	111,980
01/01/2018 to 12/31/2018	$31.33471	$27.36088	82,866
AST Small-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$10.00831	$13.13600	76,927
01/01/2010 to 12/31/2010	$13.13600	$17.55264	200,848
01/01/2011 to 12/31/2011	$17.55264	$17.02502	93,921
01/01/2012 to 12/31/2012	$17.02502	$18.70592	129,175
01/01/2013 to 12/31/2013	$18.70592	$24.76740	185,650
01/01/2014 to 12/31/2014	$24.76740	$25.18616	166,221
01/01/2015 to 12/31/2015	$25.18616	$24.86366	176,058
01/01/2016 to 12/31/2016	$24.86366	$27.29637	155,901
01/01/2017 to 12/31/2017	$27.29637	$33.13315	147,769
01/01/2018 to 12/31/2018	$33.13315	$29.72288	129,662

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Value Portfolio
05/01/2009 to 12/31/2009	$9.97559	$12.94330	86,498
01/01/2010 to 12/31/2010	$12.94330	$15.97368	123,286
01/01/2011 to 12/31/2011	$15.97368	$14.71151	78,005
01/01/2012 to 12/31/2012	$14.71151	$17.02633	91,160
01/01/2013 to 12/31/2013	$17.02633	$22.91507	111,866
01/01/2014 to 12/31/2014	$22.91507	$23.62777	98,112
01/01/2015 to 12/31/2015	$23.62777	$22.14584	74,125
01/01/2016 to 12/31/2016	$22.14584	$28.02809	77,713
01/01/2017 to 12/31/2017	$28.02809	$29.47221	68,474
01/01/2018 to 12/31/2018	$29.47221	$23.93584	54,929
AST T. Rowe Price Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$10.03834	$12.14754	2,381,599
01/01/2010 to 12/31/2010	$12.14754	$13.27107	3,684,135
01/01/2011 to 12/31/2011	$13.27107	$13.25731	2,941,567
01/01/2012 to 12/31/2012	$13.25731	$14.73769	3,520,732
01/01/2013 to 12/31/2013	$14.73769	$16.86568	3,553,294
01/01/2014 to 12/31/2014	$16.86568	$17.49123	3,263,070
01/01/2015 to 12/31/2015	$17.49123	$17.13998	3,980,739
01/01/2016 to 12/31/2016	$17.13998	$18.05603	3,764,039
01/01/2017 to 12/31/2017	$18.05603	$20.41185	3,333,090
01/01/2018 to 12/31/2018	$20.41185	$18.92623	2,463,819
AST T. Rowe Price Large-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$9.98695	$13.16209	352,417
01/01/2010 to 12/31/2010	$13.16209	$14.93067	560,108
01/01/2011 to 12/31/2011	$14.93067	$14.37713	391,513
01/01/2012 to 12/31/2012	$14.37713	$16.55807	455,410
01/01/2013 to 12/31/2013	$16.55807	$23.35931	510,993
01/01/2014 to 12/31/2014	$23.35931	$24.78993	470,906
01/01/2015 to 12/31/2015	$24.78993	$26.60884	478,467
01/01/2016 to 12/31/2016	$26.60884	$26.76793	415,040
01/01/2017 to 12/31/2017	$26.76793	$36.15483	386,591
01/01/2018 to 12/31/2018	$36.15483	$36.77874	310,392
AST T. Rowe Price Large-Cap Value Portfolio
05/01/2009 to 12/31/2009	$10.09828	$12.75843	119,144
01/01/2010 to 12/31/2010	$12.75843	$14.05186	170,995
01/01/2011 to 12/31/2011	$14.05186	$13.69648	142,576
01/01/2012 to 12/31/2012	$13.69648	$15.21321	165,128
01/01/2013 to 12/31/2013	$15.21321	$20.06169	170,934
01/01/2014 to 12/31/2014	$20.06169	$19.95663	153,025
01/01/2015 to 12/31/2015	$19.95663	$18.36204	126,732
01/01/2016 to 12/31/2016	$18.36204	$19.08870	124,317
01/01/2017 to 12/31/2017	$19.08870	$21.79354	98,264
01/01/2018 to 12/31/2018	$21.79354	$19.27156	64,778
AST T. Rowe Price Natural Resources Portfolio
05/01/2009 to 12/31/2009	$10.30104	$13.75665	309,121
01/01/2010 to 12/31/2010	$13.75665	$16.23087	532,642
01/01/2011 to 12/31/2011	$16.23087	$13.52676	405,357
01/01/2012 to 12/31/2012	$13.52676	$13.72817	474,185
01/01/2013 to 12/31/2013	$13.72817	$15.51495	441,601
01/01/2014 to 12/31/2014	$15.51495	$13.92613	394,002
01/01/2015 to 12/31/2015	$13.92613	$11.01429	331,913
01/01/2016 to 12/31/2016	$11.01429	$13.44473	299,951
01/01/2017 to 12/31/2017	$13.44473	$14.52729	237,705
01/01/2018 to 12/31/2018	$14.52729	$11.85837	140,091

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Templeton Global Bond Portfolio
05/01/2009 to 12/31/2009	$10.01735	$11.10632	235,256
01/01/2010 to 12/31/2010	$11.10632	$11.50354	329,128
01/01/2011 to 12/31/2011	$11.50354	$11.73269	303,906
01/01/2012 to 12/31/2012	$11.73269	$12.09232	346,069
01/01/2013 to 12/31/2013	$12.09232	$11.39986	329,380
01/01/2014 to 12/31/2014	$11.39986	$11.22829	289,960
01/01/2015 to 12/31/2015	$11.22829	$10.49009	238,845
01/01/2016 to 12/31/2016	$10.49009	$10.72329	228,429
01/01/2017 to 12/31/2017	$10.72329	$10.71837	243,764
01/01/2018 to 12/31/2018	$10.71837	$10.70722	142,427
AST WEDGE Capital Mid-Cap Value Portfolio
05/01/2009 to 12/31/2009	$9.98586	$13.23275	57,715
01/01/2010 to 12/31/2010	$13.23275	$16.02170	128,363
01/01/2011 to 12/31/2011	$16.02170	$15.15211	87,454
01/01/2012 to 12/31/2012	$15.15211	$17.57344	108,339
01/01/2013 to 12/31/2013	$17.57344	$22.79308	111,886
01/01/2014 to 12/31/2014	$22.79308	$25.66784	101,131
01/01/2015 to 12/31/2015	$25.66784	$23.48015	75,942
01/01/2016 to 12/31/2016	$23.48015	$26.21882	70,845
01/01/2017 to 12/31/2017	$26.21882	$30.44197	54,091
01/01/2018 to 12/31/2018	$30.44197	$24.88719	37,454
AST Wellington Management Hedged Equity Portfolio
05/01/2009 to 12/31/2009	$10.06174	$12.76501	219,488
01/01/2010 to 12/31/2010	$12.76501	$14.33352	330,431
01/01/2011 to 12/31/2011	$14.33352	$13.55493	303,754
01/01/2012 to 12/31/2012	$13.55493	$14.73812	384,109
01/01/2013 to 12/31/2013	$14.73812	$17.39590	854,855
01/01/2014 to 12/31/2014	$17.39590	$17.97721	792,202
01/01/2015 to 12/31/2015	$17.97721	$17.49718	527,843
01/01/2016 to 12/31/2016	$17.49718	$18.25755	462,451
01/01/2017 to 12/31/2017	$18.25755	$20.31542	384,620
01/01/2018 to 12/31/2018	$20.31542	$18.90245	240,983
AST Western Asset Core Plus Bond Portfolio
05/01/2009 to 12/31/2009	$9.98910	$10.75865	447,678
01/01/2010 to 12/31/2010	$10.75865	$11.35993	892,152
01/01/2011 to 12/31/2011	$11.35993	$11.79775	821,274
01/01/2012 to 12/31/2012	$11.79775	$12.46294	1,119,758
01/01/2013 to 12/31/2013	$12.46294	$12.02516	1,074,695
01/01/2014 to 12/31/2014	$12.02516	$12.62643	1,167,932
01/01/2015 to 12/31/2015	$12.62643	$12.52048	1,042,845
01/01/2016 to 12/31/2016	$12.52048	$12.89594	934,096
01/01/2017 to 12/31/2017	$12.89594	$13.42909	943,768
01/01/2018 to 12/31/2018	$13.42909	$12.85448	1,010,223
Invesco V.I. Diversified Dividend Fund - Series I
04/29/2011* to 12/31/2011	$9.99286	$9.09665	14,723
01/01/2012 to 12/31/2012	$9.09665	$10.57827	11,564
01/01/2013 to 12/31/2013	$10.57827	$13.57739	9,719
01/01/2014 to 12/31/2014	$13.57739	$15.00505	8,819
01/01/2015 to 12/31/2015	$15.00505	$15.00114	4,660
01/01/2016 to 12/31/2016	$15.00114	$16.87116	7,230
01/01/2017 to 12/31/2017	$16.87116	$17.94335	2,613
01/01/2018 to 12/31/2018	$17.94335	$16.24238	737

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Health Care Fund - Series I
formerly,Invesco V.I. Global Health Care Fund - Series I
05/01/2009 to 12/31/2009	$9.95069	$12.75506	2,672
01/01/2010 to 12/31/2010	$12.75506	$13.15488	13,907
01/01/2011 to 12/31/2011	$13.15488	$13.39471	5,002
01/01/2012 to 12/31/2012	$13.39471	$15.86139	5,297
01/01/2013 to 12/31/2013	$15.86139	$21.83513	6,345
01/01/2014 to 12/31/2014	$21.83513	$25.59438	10,012
01/01/2015 to 12/31/2015	$25.59438	$25.86255	17,603
01/01/2016 to 12/31/2016	$25.86255	$22.43011	15,944
01/01/2017 to 12/31/2017	$22.43011	$25.44904	12,776
01/01/2018 to 12/31/2018	$25.44904	$25.14970	11,497
Invesco V.I. Mid Cap Growth Portfolio, Series I
04/27/2012* to 12/31/2012	$10.04981	$9.73884	1,679
01/01/2013 to 12/31/2013	$9.73884	$13.07024	2,478
01/01/2014 to 12/31/2014	$13.07024	$13.83120	9,885
01/01/2015 to 12/31/2015	$13.83120	$13.71111	10,235
01/01/2016 to 12/31/2016	$13.71111	$13.53231	10,420
01/01/2017 to 12/31/2017	$13.53231	$16.23714	10,978
01/01/2018 to 12/31/2018	$16.23714	$15.01436	5,346
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.12635	$9.71352	18,268
01/01/2017 to 12/31/2017	$9.71352	$13.42521	12,409
01/01/2018 to 12/31/2018	$13.42521	$10.81983	8,229
ProFund VP Asia 30
05/01/2009 to 12/31/2009	$10.20318	$14.01474	79,546
01/01/2010 to 12/31/2010	$14.01474	$15.63674	47,987
01/01/2011 to 12/31/2011	$15.63674	$11.18156	30,095
01/01/2012 to 12/31/2012	$11.18156	$12.64688	17,301
01/01/2013 to 12/31/2013	$12.64688	$14.24238	2,209
01/01/2014 to 12/31/2014	$14.24238	$13.73154	5,345
01/01/2015 to 12/31/2015	$13.73154	$12.18829	4,344
01/01/2016 to 12/31/2016	$12.18829	$12.01556	6,372
01/01/2017 to 12/31/2017	$12.01556	$15.63976	4,295
01/01/2018 to 12/31/2018	$15.63976	$12.46888	3,658
ProFund VP Banks
05/01/2009 to 12/31/2009	$9.77098	$12.51407	0
01/01/2010 to 12/31/2010	$12.51407	$13.27941	0
01/01/2011 to 12/31/2011	$13.27941	$9.52763	0
01/01/2012 to 12/31/2012	$9.52763	$12.44926	0
01/01/2013 to 12/31/2013	$12.44926	$16.27380	0
01/01/2014 to 12/31/2014	$16.27380	$17.59424	0
01/01/2015 to 12/31/2015	$17.59424	$17.15890	0
01/01/2016 to 12/31/2016	$17.15890	$20.71253	0
01/01/2017 to 12/31/2017	$20.71253	$23.92474	0
01/01/2018 to 12/31/2018	$23.92474	$19.23782	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Basic Materials
05/01/2009 to 12/31/2009	$10.15289	$14.29935	5,245
01/01/2010 to 12/31/2010	$14.29935	$18.16576	12,227
01/01/2011 to 12/31/2011	$18.16576	$14.91990	6,546
01/01/2012 to 12/31/2012	$14.91990	$15.85348	5,749
01/01/2013 to 12/31/2013	$15.85348	$18.39078	7,201
01/01/2014 to 12/31/2014	$18.39078	$18.31732	5,157
01/01/2015 to 12/31/2015	$18.31732	$15.44366	4,561
01/01/2016 to 12/31/2016	$15.44366	$17.92518	4,657
01/01/2017 to 12/31/2017	$17.92518	$21.58985	3,980
01/01/2018 to 12/31/2018	$21.58985	$17.41077	1,562
ProFund VP Bear
05/01/2009 to 12/31/2009	$9.94255	$7.33047	14,885
01/01/2010 to 12/31/2010	$7.33047	$5.90218	11,324
01/01/2011 to 12/31/2011	$5.90218	$5.26778	10,302
01/01/2012 to 12/31/2012	$5.26778	$4.30314	8,352
01/01/2013 to 12/31/2013	$4.30314	$3.09577	8,342
01/01/2014 to 12/31/2014	$3.09577	$2.60023	9,327
01/01/2015 to 12/31/2015	$2.60023	$2.42153	7,500
01/01/2016 to 12/31/2016	$2.42153	$2.06240	7,485
01/01/2017 to 12/31/2017	$2.06240	$1.65730	7,468
01/01/2018 to 12/31/2018	$1.65730	$1.68894	7,448
ProFund VP Bull
05/01/2009 to 12/31/2009	$10.05402	$12.67160	1,486
01/01/2010 to 12/31/2010	$12.67160	$13.97310	1,778
01/01/2011 to 12/31/2011	$13.97310	$13.68730	11,035
01/01/2012 to 12/31/2012	$13.68730	$15.26808	8,591
01/01/2013 to 12/31/2013	$15.26808	$19.40528	17,024
01/01/2014 to 12/31/2014	$19.40528	$21.18734	14,698
01/01/2015 to 12/31/2015	$21.18734	$20.65788	14,542
01/01/2016 to 12/31/2016	$20.65788	$22.19050	14,541
01/01/2017 to 12/31/2017	$22.19050	$25.94139	14,541
01/01/2018 to 12/31/2018	$25.94139	$23.84474	3,369
ProFund VP Consumer Goods Portfolio
05/01/2009 to 12/31/2009	$10.02926	$12.57143	5,807
01/01/2010 to 12/31/2010	$12.57143	$14.45171	13,043
01/01/2011 to 12/31/2011	$14.45171	$15.13936	10,285
01/01/2012 to 12/31/2012	$15.13936	$16.43867	11,382
01/01/2013 to 12/31/2013	$16.43867	$20.68308	13,893
01/01/2014 to 12/31/2014	$20.68308	$22.33111	15,717
01/01/2015 to 12/31/2015	$22.33111	$22.78401	11,440
01/01/2016 to 12/31/2016	$22.78401	$23.10899	11,381
01/01/2017 to 12/31/2017	$23.10899	$26.04457	10,365
01/01/2018 to 12/31/2018	$26.04457	$21.73177	5,394
ProFund VP Consumer Services
05/01/2009 to 12/31/2009	$9.95211	$12.30799	3,759
01/01/2010 to 12/31/2010	$12.30799	$14.63446	12,760
01/01/2011 to 12/31/2011	$14.63446	$15.12328	7,887
01/01/2012 to 12/31/2012	$15.12328	$18.08628	10,022
01/01/2013 to 12/31/2013	$18.08628	$24.77874	15,269
01/01/2014 to 12/31/2014	$24.77874	$27.29522	9,493
01/01/2015 to 12/31/2015	$27.29522	$27.98952	11,581
01/01/2016 to 12/31/2016	$27.98952	$28.56485	9,591
01/01/2017 to 12/31/2017	$28.56485	$33.12038	9,927
01/01/2018 to 12/31/2018	$33.12038	$32.63720	7,609

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Europe 30
05/01/2009 to 12/31/2009	$10.15318	$13.64083	0
01/01/2010 to 12/31/2010	$13.64083	$13.71320	0
01/01/2011 to 12/31/2011	$13.71320	$12.23898	13,219
01/01/2012 to 12/31/2012	$12.23898	$13.97707	6,585
01/01/2013 to 12/31/2013	$13.97707	$16.65276	4,510
01/01/2014 to 12/31/2014	$16.65276	$14.90084	4,510
01/01/2015 to 12/31/2015	$14.90084	$13.00758	5,658
01/01/2016 to 12/31/2016	$13.00758	$13.73671	5,658
01/01/2017 to 12/31/2017	$13.73671	$16.10832	5,658
01/01/2018 to 12/31/2018	$16.10832	$13.54713	0
ProFund VP Financials
05/01/2009 to 12/31/2009	$9.82714	$12.88193	27,227
01/01/2010 to 12/31/2010	$12.88193	$13.99705	44,524
01/01/2011 to 12/31/2011	$13.99705	$11.81405	27,787
01/01/2012 to 12/31/2012	$11.81405	$14.43315	28,486
01/01/2013 to 12/31/2013	$14.43315	$18.67225	28,246
01/01/2014 to 12/31/2014	$18.67225	$20.65201	25,887
01/01/2015 to 12/31/2015	$20.65201	$19.92641	15,799
01/01/2016 to 12/31/2016	$19.92641	$22.50929	18,785
01/01/2017 to 12/31/2017	$22.50929	$26.05990	19,926
01/01/2018 to 12/31/2018	$26.05990	$22.86079	11,437
ProFund VP Health Care
05/01/2009 to 12/31/2009	$9.97657	$12.78830	13,698
01/01/2010 to 12/31/2010	$12.78830	$12.88245	32,759
01/01/2011 to 12/31/2011	$12.88245	$13.89488	25,295
01/01/2012 to 12/31/2012	$13.89488	$15.97822	33,528
01/01/2013 to 12/31/2013	$15.97822	$21.87330	43,510
01/01/2014 to 12/31/2014	$21.87330	$26.50261	89,715
01/01/2015 to 12/31/2015	$26.50261	$27.26324	105,785
01/01/2016 to 12/31/2016	$27.26324	$25.62345	51,572
01/01/2017 to 12/31/2017	$25.62345	$30.34992	45,667
01/01/2018 to 12/31/2018	$30.34992	$31.04277	32,433
ProFund VP Industrials
05/01/2009 to 12/31/2009	$10.11170	$12.78332	17,879
01/01/2010 to 12/31/2010	$12.78332	$15.49501	41,384
01/01/2011 to 12/31/2011	$15.49501	$14.90686	27,863
01/01/2012 to 12/31/2012	$14.90686	$16.90745	22,834
01/01/2013 to 12/31/2013	$16.90745	$22.88541	26,481
01/01/2014 to 12/31/2014	$22.88541	$23.66647	18,262
01/01/2015 to 12/31/2015	$23.66647	$22.38840	11,066
01/01/2016 to 12/31/2016	$22.38840	$25.77871	11,970
01/01/2017 to 12/31/2017	$25.77871	$30.90781	12,957
01/01/2018 to 12/31/2018	$30.90781	$26.40636	6,938
ProFund VP Japan
05/01/2009 to 12/31/2009	$10.21829	$11.36642	0
01/01/2010 to 12/31/2010	$11.36642	$10.40611	0
01/01/2011 to 12/31/2011	$10.40611	$8.30331	6,766
01/01/2012 to 12/31/2012	$8.30331	$9.99923	0
01/01/2013 to 12/31/2013	$9.99923	$14.51886	1,024
01/01/2014 to 12/31/2014	$14.51886	$14.68004	0
01/01/2015 to 12/31/2015	$14.68004	$15.21433	0
01/01/2016 to 12/31/2016	$15.21433	$14.96484	0
01/01/2017 to 12/31/2017	$14.96484	$17.36386	0
01/01/2018 to 12/31/2018	$17.36386	$15.02714	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Large-Cap Growth
05/01/2009 to 12/31/2009	$10.06858	$12.64531	10,063
01/01/2010 to 12/31/2010	$12.64531	$14.01917	14,530
01/01/2011 to 12/31/2011	$14.01917	$14.16206	5,038
01/01/2012 to 12/31/2012	$14.16206	$15.63534	30,687
01/01/2013 to 12/31/2013	$15.63534	$20.01126	23,862
01/01/2014 to 12/31/2014	$20.01126	$22.13499	19,259
01/01/2015 to 12/31/2015	$22.13499	$22.49574	15,866
01/01/2016 to 12/31/2016	$22.49574	$23.14082	15,193
01/01/2017 to 12/31/2017	$23.14082	$28.40091	14,865
01/01/2018 to 12/31/2018	$28.40091	$27.29812	6,723
ProFund VP Large-Cap Value
05/01/2009 to 12/31/2009	$10.03436	$12.70102	4,839
01/01/2010 to 12/31/2010	$12.70102	$14.04486	9,437
01/01/2011 to 12/31/2011	$14.04486	$13.58144	50,359
01/01/2012 to 12/31/2012	$13.58144	$15.35389	17,975
01/01/2013 to 12/31/2013	$15.35389	$19.53491	22,617
01/01/2014 to 12/31/2014	$19.53491	$21.13872	17,948
01/01/2015 to 12/31/2015	$21.13872	$19.72491	16,001
01/01/2016 to 12/31/2016	$19.72491	$22.30310	17,009
01/01/2017 to 12/31/2017	$22.30310	$24.78227	17,205
01/01/2018 to 12/31/2018	$24.78227	$21.69198	7,052
ProFund VP Mid-Cap Growth
05/01/2009 to 12/31/2009	$9.99461	$12.66784	4,229
01/01/2010 to 12/31/2010	$12.66784	$15.93444	12,678
01/01/2011 to 12/31/2011	$15.93444	$15.15664	39,656
01/01/2012 to 12/31/2012	$15.15664	$17.12889	21,307
01/01/2013 to 12/31/2013	$17.12889	$21.89930	19,911
01/01/2014 to 12/31/2014	$21.89930	$22.71411	13,962
01/01/2015 to 12/31/2015	$22.71411	$22.31150	14,798
01/01/2016 to 12/31/2016	$22.31150	$24.66942	13,804
01/01/2017 to 12/31/2017	$24.66942	$28.58896	12,904
01/01/2018 to 12/31/2018	$28.58896	$24.64565	13,610
ProFund VP Mid-Cap Value
05/01/2009 to 12/31/2009	$9.91659	$12.76958	9,560
01/01/2010 to 12/31/2010	$12.76958	$15.06596	16,744
01/01/2011 to 12/31/2011	$15.06596	$14.17844	9,804
01/01/2012 to 12/31/2012	$14.17844	$16.18772	12,709
01/01/2013 to 12/31/2013	$16.18772	$20.95513	15,449
01/01/2014 to 12/31/2014	$20.95513	$22.61616	10,081
01/01/2015 to 12/31/2015	$22.61616	$20.33055	9,681
01/01/2016 to 12/31/2016	$20.33055	$24.76237	9,638
01/01/2017 to 12/31/2017	$24.76237	$26.82925	9,513
01/01/2018 to 12/31/2018	$26.82925	$22.78403	8,626
ProFund VP NASDAQ-100
05/01/2009 to 12/31/2009	$10.00756	$13.05342	15,664
01/01/2010 to 12/31/2010	$13.05342	$15.11874	10,388
01/01/2011 to 12/31/2011	$15.11874	$15.02494	8,558
01/01/2012 to 12/31/2012	$15.02494	$17.10509	18,400
01/01/2013 to 12/31/2013	$17.10509	$22.49716	19,253
01/01/2014 to 12/31/2014	$22.49716	$25.78347	16,050
01/01/2015 to 12/31/2015	$25.78347	$27.13764	14,940
01/01/2016 to 12/31/2016	$27.13764	$27.98010	14,401
01/01/2017 to 12/31/2017	$27.98010	$35.73268	15,094
01/01/2018 to 12/31/2018	$35.73268	$34.34160	6,823

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Oil & Gas
05/01/2009 to 12/31/2009	$10.29617	$11.93473	8,600
01/01/2010 to 12/31/2010	$11.93473	$13.76655	13,277
01/01/2011 to 12/31/2011	$13.76655	$13.78774	13,136
01/01/2012 to 12/31/2012	$13.78774	$13.89565	11,121
01/01/2013 to 12/31/2013	$13.89565	$16.88719	8,012
01/01/2014 to 12/31/2014	$16.88719	$14.74316	10,502
01/01/2015 to 12/31/2015	$14.74316	$11.06547	2,872
01/01/2016 to 12/31/2016	$11.06547	$13.46055	2,824
01/01/2017 to 12/31/2017	$13.46055	$12.76687	1,763
01/01/2018 to 12/31/2018	$12.76687	$9.97495	135
ProFund VP Pharmaceuticals
05/01/2009 to 12/31/2009	$10.02196	$13.09292	0
01/01/2010 to 12/31/2010	$13.09292	$12.88568	1,217
01/01/2011 to 12/31/2011	$12.88568	$14.65825	422
01/01/2012 to 12/31/2012	$14.65825	$16.05920	641
01/01/2013 to 12/31/2013	$16.05920	$20.70499	3,509
01/01/2014 to 12/31/2014	$20.70499	$24.20698	7,004
01/01/2015 to 12/31/2015	$24.20698	$24.76427	7,393
01/01/2016 to 12/31/2016	$24.76427	$23.35221	6,171
01/01/2017 to 12/31/2017	$23.35221	$25.24407	5,961
01/01/2018 to 12/31/2018	$25.24407	$23.19091	108
ProFund VP Precious Metals
05/01/2009 to 12/31/2009	$10.00927	$13.68321	15,781
01/01/2010 to 12/31/2010	$13.68321	$17.81638	17,579
01/01/2011 to 12/31/2011	$17.81638	$14.09840	14,426
01/01/2012 to 12/31/2012	$14.09840	$11.79988	16,082
01/01/2013 to 12/31/2013	$11.79988	$7.17205	7,974
01/01/2014 to 12/31/2014	$7.17205	$5.34823	6,295
01/01/2015 to 12/31/2015	$5.34823	$3.51744	7,929
01/01/2016 to 12/31/2016	$3.51744	$5.36878	11,484
01/01/2017 to 12/31/2017	$5.36878	$5.53664	9,741
01/01/2018 to 12/31/2018	$5.53664	$4.69211	9,870
ProFund VP Real Estate
05/01/2009 to 12/31/2009	$9.61586	$14.03177	5,775
01/01/2010 to 12/31/2010	$14.03177	$17.13805	9,961
01/01/2011 to 12/31/2011	$17.13805	$17.58469	7,552
01/01/2012 to 12/31/2012	$17.58469	$20.18120	12,078
01/01/2013 to 12/31/2013	$20.18120	$19.78562	7,304
01/01/2014 to 12/31/2014	$19.78562	$24.22860	11,113
01/01/2015 to 12/31/2015	$24.22860	$23.80884	3,432
01/01/2016 to 12/31/2016	$23.80884	$24.65717	3,379
01/01/2017 to 12/31/2017	$24.65717	$26.09733	2,594
01/01/2018 to 12/31/2018	$26.09733	$24.10317	1,766
ProFund VP Rising Rates Opportunity
05/01/2009 to 12/31/2009	$10.10774	$10.23100	99,212
01/01/2010 to 12/31/2010	$10.23100	$8.41509	118,627
01/01/2011 to 12/31/2011	$8.41509	$5.15157	96,319
01/01/2012 to 12/31/2012	$5.15157	$4.69566	75,171
01/01/2013 to 12/31/2013	$4.69566	$5.35722	74,003
01/01/2014 to 12/31/2014	$5.35722	$3.65949	59,177
01/01/2015 to 12/31/2015	$3.65949	$3.52761	29,612
01/01/2016 to 12/31/2016	$3.52761	$3.27714	30,396
01/01/2017 to 12/31/2017	$3.27714	$2.82792	29,526
01/01/2018 to 12/31/2018	$2.82792	$2.88488	17,055

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Short NASDAQ-100
05/01/2009 to 12/31/2009	$9.98746	$7.10204	5,914
01/01/2010 to 12/31/2010	$7.10204	$5.48258	0
01/01/2011 to 12/31/2011	$5.48258	$4.80778	888
01/01/2012 to 12/31/2012	$4.80778	$3.82383	467
01/01/2013 to 12/31/2013	$3.82383	$2.64409	466
01/01/2014 to 12/31/2014	$2.64409	$2.08785	466
01/01/2015 to 12/31/2015	$2.08785	$1.77832	0
01/01/2016 to 12/31/2016	$1.77832	$1.56672	0
01/01/2017 to 12/31/2017	$1.56672	$1.14725	0
01/01/2018 to 12/31/2018	$1.14725	$1.09114	0
ProFund VP Small-Cap Growth
05/01/2009 to 12/31/2009	$10.01035	$12.58590	7,902
01/01/2010 to 12/31/2010	$12.58590	$15.49940	12,130
01/01/2011 to 12/31/2011	$15.49940	$15.37672	37,487
01/01/2012 to 12/31/2012	$15.37672	$16.94090	6,972
01/01/2013 to 12/31/2013	$16.94090	$23.30183	10,495
01/01/2014 to 12/31/2014	$23.30183	$23.31993	7,534
01/01/2015 to 12/31/2015	$23.31993	$23.10975	8,091
01/01/2016 to 12/31/2016	$23.10975	$27.21775	7,607
01/01/2017 to 12/31/2017	$27.21775	$30.11902	7,943
01/01/2018 to 12/31/2018	$30.11902	$27.80240	6,053
ProFund VP Small-Cap Value
05/01/2009 to 12/31/2009	$9.96017	$12.40731	2,746
01/01/2010 to 12/31/2010	$12.40731	$14.83916	9,583
01/01/2011 to 12/31/2011	$14.83916	$13.93909	1,758
01/01/2012 to 12/31/2012	$13.93909	$15.85865	3,474
01/01/2013 to 12/31/2013	$15.85865	$21.38615	13,029
01/01/2014 to 12/31/2014	$21.38615	$22.16560	8,426
01/01/2015 to 12/31/2015	$22.16560	$19.91386	5,615
01/01/2016 to 12/31/2016	$19.91386	$25.12004	11,954
01/01/2017 to 12/31/2017	$25.12004	$26.99610	7,197
01/01/2018 to 12/31/2018	$26.99610	$22.68090	4,783
ProFund VP Telecommunications
05/01/2009 to 12/31/2009	$10.15352	$11.02445	7,985
01/01/2010 to 12/31/2010	$11.02445	$12.49259	14,287
01/01/2011 to 12/31/2011	$12.49259	$12.46541	6,494
01/01/2012 to 12/31/2012	$12.46541	$14.22610	12,605
01/01/2013 to 12/31/2013	$14.22610	$15.61628	13,795
01/01/2014 to 12/31/2014	$15.61628	$15.38274	10,249
01/01/2015 to 12/31/2015	$15.38274	$15.29678	7,526
01/01/2016 to 12/31/2016	$15.29678	$18.22921	7,480
01/01/2017 to 12/31/2017	$18.22921	$17.47732	8,650
01/01/2018 to 12/31/2018	$17.47732	$14.53149	5,368
ProFund VP U.S. Government Plus
05/01/2009 to 12/31/2009	$9.88876	$8.90874	2,369
01/01/2010 to 12/31/2010	$8.90874	$9.60785	2,261
01/01/2011 to 12/31/2011	$9.60785	$13.50707	5,682
01/01/2012 to 12/31/2012	$13.50707	$13.35840	2,675
01/01/2013 to 12/31/2013	$13.35840	$10.58367	740
01/01/2014 to 12/31/2014	$10.58367	$14.13946	751
01/01/2015 to 12/31/2015	$14.13946	$13.06815	1,124
01/01/2016 to 12/31/2016	$13.06815	$12.76165	2
01/01/2017 to 12/31/2017	$12.76165	$13.68679	14
01/01/2018 to 12/31/2018	$13.68679	$12.67772	16

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP UltraMid-Cap
05/01/2009 to 12/31/2009	$9.93749	$16.03277	0
01/01/2010 to 12/31/2010	$16.03277	$23.50605	85
01/01/2011 to 12/31/2011	$23.50605	$19.88226	30
01/01/2012 to 12/31/2012	$19.88226	$25.80111	0
01/01/2013 to 12/31/2013	$25.80111	$43.11833	0
01/01/2014 to 12/31/2014	$43.11833	$48.71411	53
01/01/2015 to 12/31/2015	$48.71411	$43.34980	444
01/01/2016 to 12/31/2016	$43.34980	$58.56244	665
01/01/2017 to 12/31/2017	$58.56244	$73.92049	477
01/01/2018 to 12/31/2018	$73.92049	$53.01483	138
ProFund VP Utilities
05/01/2009 to 12/31/2009	$10.23452	$12.25694	14,879
01/01/2010 to 12/31/2010	$12.25694	$12.72015	29,651
01/01/2011 to 12/31/2011	$12.72015	$14.64162	21,227
01/01/2012 to 12/31/2012	$14.64162	$14.36105	33,324
01/01/2013 to 12/31/2013	$14.36105	$15.93927	25,635
01/01/2014 to 12/31/2014	$15.93927	$19.65391	43,057
01/01/2015 to 12/31/2015	$19.65391	$18.01843	17,247
01/01/2016 to 12/31/2016	$18.01843	$20.31103	19,404
01/01/2017 to 12/31/2017	$20.31103	$22.01274	16,407
01/01/2018 to 12/31/2018	$22.01274	$22.18087	14,267
PSF SP International Growth Portfolio
formerly,Prudential SP International Growth Portfolio
05/01/2009 to 12/31/2009	$10.14311	$13.40945	0
01/01/2010 to 12/31/2010	$13.40945	$14.97476	169
01/01/2011 to 12/31/2011	$14.97476	$12.48038	211
01/01/2012 to 12/31/2012	$12.48038	$14.96204	190
01/01/2013 to 12/31/2013	$14.96204	$17.42066	190
01/01/2014 to 12/31/2014	$17.42066	$16.08832	1,787
01/01/2015 to 12/31/2015	$16.08832	$16.28906	1,660
01/01/2016 to 12/31/2016	$16.28906	$15.38433	1,617
01/01/2017 to 12/31/2017	$15.38433	$20.46699	2,067
01/01/2018 to 12/31/2018	$20.46699	$17.47680	1,403
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$12.09022	$14.59178	20,042
01/01/2011 to 12/31/2011	$14.59178	$12.46491	18,690
01/01/2012 to 12/31/2012	$12.46491	$13.87931	16,680
01/01/2013 to 12/31/2013	$13.87931	$16.30544	17,582
01/01/2014 to 12/31/2014	$16.30544	$15.12454	14,804
01/01/2015 to 12/31/2015	$15.12454	$15.15454	13,787
01/01/2016 to 12/31/2016	$15.15454	$15.32788	12,035
01/01/2017 to 12/31/2017	$15.32788	$18.74693	11,334
01/01/2018 to 12/31/2018	$18.74693	$15.26487	5,065
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$11.97217	$15.07033	7,752
01/01/2011 to 12/31/2011	$15.07033	$13.97103	7,751
01/01/2012 to 12/31/2012	$13.97103	$16.52452	7,348
01/01/2013 to 12/31/2013	$16.52452	$22.69539	7,439
01/01/2014 to 12/31/2014	$22.69539	$23.13886	4,965
01/01/2015 to 12/31/2015	$23.13886	$23.03192	4,712
01/01/2016 to 12/31/2016	$23.03192	$22.73398	4,676
01/01/2017 to 12/31/2017	$22.73398	$30.05301	258
01/01/2018 to 12/31/2018	$30.05301	$29.58610	245

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Wells Fargo VT Small Cap Growth Fund - Class 1
07/16/2010* to 12/31/2010	$9.59315	$12.22541	14,957
01/01/2011 to 12/31/2011	$12.22541	$11.45522	12,237
01/01/2012 to 12/31/2012	$11.45522	$12.13004	9,847
01/01/2013 to 12/31/2013	$12.13004	$17.88844	12,283
01/01/2014 to 12/31/2014	$17.88844	$17.22832	5,444
01/01/2015 to 12/31/2015	$17.22832	$16.43041	5,810
01/01/2016 to 12/31/2016	$16.43041	$17.39878	4,405
01/01/2017 to 12/31/2017	$17.39878	$21.49800	4,906
01/01/2018 to 12/31/2018	$21.49800	$21.36513	1,538
*Denotes the start date of these sub-accounts

ASL II
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With any two of GRO Plus, EBP or HAV or with any one of combo 5% or HDV (2.15%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ACCESS VP High Yield Fund
01/01/2009 to 12/31/2009	$10.83887	$12.39964	0
01/01/2010 to 12/31/2010	$12.39964	$14.12001	0
01/01/2011 to 12/31/2011	$14.12001	$14.19646	0
01/01/2012 to 12/31/2012	$14.19646	$15.85262	0
01/01/2013 to 12/31/2013	$15.85262	$17.06594	0
01/01/2014 to 12/31/2014	$17.06594	$17.08961	0
01/01/2015 to 12/31/2015	$17.08961	$16.74803	0
01/01/2016 to 12/31/2016	$16.74803	$17.86406	0
01/01/2017 to 12/31/2017	$17.86406	$18.31915	0
01/01/2018 to 12/31/2018	$18.31915	$17.81360	0
AST Academic Strategies Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.80525	$9.49784	11,207,973
01/01/2010 to 12/31/2010	$9.49784	$10.40560	10,629,323
01/01/2011 to 12/31/2011	$10.40560	$9.91149	8,503,821
01/01/2012 to 12/31/2012	$9.91149	$10.91684	8,408,411
01/01/2013 to 12/31/2013	$10.91684	$11.74768	7,673,814
01/01/2014 to 12/31/2014	$11.74768	$11.93407	6,609,428
01/01/2015 to 12/31/2015	$11.93407	$11.30152	5,054,739
01/01/2016 to 12/31/2016	$11.30152	$11.75981	3,999,455
01/01/2017 to 12/31/2017	$11.75981	$12.95588	3,293,604
01/01/2018 to 12/31/2018	$12.95588	$11.64463	1,809,868
AST Advanced Strategies Portfolio
01/01/2009 to 12/31/2009	$7.81309	$9.64819	4,790,959
01/01/2010 to 12/31/2010	$9.64819	$10.73480	4,688,102
01/01/2011 to 12/31/2011	$10.73480	$10.51616	3,657,333
01/01/2012 to 12/31/2012	$10.51616	$11.69427	3,728,404
01/01/2013 to 12/31/2013	$11.69427	$13.33747	3,521,076
01/01/2014 to 12/31/2014	$13.33747	$13.84795	3,373,926
01/01/2015 to 12/31/2015	$13.84795	$13.65900	2,723,403
01/01/2016 to 12/31/2016	$13.65900	$14.31583	2,157,698
01/01/2017 to 12/31/2017	$14.31583	$16.38004	1,811,767
01/01/2018 to 12/31/2018	$16.38004	$15.08260	1,076,549
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99821	$11.59698	9,260
01/01/2014 to 12/31/2014	$11.59698	$12.84206	10,943
01/01/2015 to 12/31/2015	$12.84206	$12.78292	11,297
01/01/2016 to 12/31/2016	$12.78292	$13.84751	11,653
01/01/2017 to 12/31/2017	$13.84751	$16.55014	11,050
01/01/2018 to 12/31/2018	$16.55014	$14.87524	4,717
AST Balanced Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$8.07358	$9.74058	7,745,284
01/01/2010 to 12/31/2010	$9.74058	$10.70496	7,266,419
01/01/2011 to 12/31/2011	$10.70496	$10.34794	5,714,960
01/01/2012 to 12/31/2012	$10.34794	$11.38829	5,660,006
01/01/2013 to 12/31/2013	$11.38829	$13.11020	5,499,705
01/01/2014 to 12/31/2014	$13.11020	$13.66503	4,984,001
01/01/2015 to 12/31/2015	$13.66503	$13.43487	4,480,745
01/01/2016 to 12/31/2016	$13.43487	$13.97471	3,774,067
01/01/2017 to 12/31/2017	$13.97471	$15.71351	3,327,808
01/01/2018 to 12/31/2018	$15.71351	$14.61531	2,259,693

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99821	$9.13559	134,294
01/01/2012 to 12/31/2012	$9.13559	$10.00229	295,136
01/01/2013 to 12/31/2013	$10.00229	$10.84949	256,009
01/01/2014 to 12/31/2014	$10.84949	$11.13593	239,758
01/01/2015 to 12/31/2015	$11.13593	$10.56951	275,949
01/01/2016 to 12/31/2016	$10.56951	$11.06264	247,608
01/01/2017 to 12/31/2017	$11.06264	$12.19072	199,823
01/01/2018 to 12/31/2018	$12.19072	$11.29756	139,364
AST BlackRock Low Duration Bond Portfolio
01/01/2009 to 12/31/2009	$10.62847	$11.46391	2,582,749
01/01/2010 to 12/31/2010	$11.46391	$11.65486	2,352,178
01/01/2011 to 12/31/2011	$11.65486	$11.66113	1,787,948
01/01/2012 to 12/31/2012	$11.66113	$11.94566	1,896,924
01/01/2013 to 12/31/2013	$11.94566	$11.43464	1,814,015
01/01/2014 to 12/31/2014	$11.43464	$11.17790	1,313,389
01/01/2015 to 12/31/2015	$11.17790	$10.99052	816,798
01/01/2016 to 12/31/2016	$10.99052	$10.93117	728,157
01/01/2017 to 12/31/2017	$10.93117	$10.87930	604,562
01/01/2018 to 12/31/2018	$10.87930	$10.72342	489,592
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2009 to 12/31/2009	$11.10300	$12.65994	5,204,934
01/01/2010 to 12/31/2010	$12.65994	$13.34381	5,710,336
01/01/2011 to 12/31/2011	$13.34381	$13.47242	4,089,867
01/01/2012 to 12/31/2012	$13.47242	$14.41124	4,424,264
01/01/2013 to 12/31/2013	$14.41124	$13.84239	3,714,092
01/01/2014 to 12/31/2014	$13.84239	$14.11789	2,781,801
01/01/2015 to 12/31/2015	$14.11789	$13.52313	2,167,549
01/01/2016 to 12/31/2016	$13.52313	$13.79245	1,761,475
01/01/2017 to 12/31/2017	$13.79245	$14.08540	1,603,309
01/01/2018 to 12/31/2018	$14.08540	$13.68997	1,197,781
AST Bond Portfolio 2018
05/01/2009* to 12/31/2009	$9.92261	$9.66966	0
01/01/2010 to 12/31/2010	$9.66966	$10.52019	0
01/01/2011 to 12/31/2011	$10.52019	$11.69240	2,152
01/01/2012 to 12/31/2012	$11.69240	$12.09469	1,787
01/01/2013 to 12/31/2013	$12.09469	$11.46278	1,606
01/01/2014 to 12/31/2014	$11.46278	$11.51490	0
01/01/2015 to 12/31/2015	$11.51490	$11.35863	0
01/01/2016 to 12/31/2016	$11.35863	$11.29386	0
01/01/2017 to 12/31/2017	$11.29386	$11.13036	0
01/01/2018 to 12/31/2018	$11.13036	$10.97205	0
AST Bond Portfolio 2019
05/01/2009* to 12/31/2009	$9.90539	$9.57044	0
01/01/2010 to 12/31/2010	$9.57044	$10.42868	0
01/01/2011 to 12/31/2011	$10.42868	$11.83490	0
01/01/2012 to 12/31/2012	$11.83490	$12.25857	1,427
01/01/2013 to 12/31/2013	$12.25857	$11.41545	1,341
01/01/2014 to 12/31/2014	$11.41545	$11.64641	1,112
01/01/2015 to 12/31/2015	$11.64641	$11.51802	1,521
01/01/2016 to 12/31/2016	$11.51802	$11.43395	1,599
01/01/2017 to 12/31/2017	$11.43395	$11.27381	1,264
01/01/2018 to 12/31/2018	$11.27381	$11.09265	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2020
05/01/2009* to 12/31/2009	$9.88410	$9.24556	0
01/01/2010 to 12/31/2010	$9.24556	$10.11830	1,606
01/01/2011 to 12/31/2011	$10.11830	$11.75025	0
01/01/2012 to 12/31/2012	$11.75025	$12.22387	0
01/01/2013 to 12/31/2013	$12.22387	$11.18176	0
01/01/2014 to 12/31/2014	$11.18176	$11.61525	0
01/01/2015 to 12/31/2015	$11.61525	$11.53912	0
01/01/2016 to 12/31/2016	$11.53912	$11.51252	0
01/01/2017 to 12/31/2017	$11.51252	$11.36535	0
01/01/2018 to 12/31/2018	$11.36535	$11.15235	0
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99762	$10.96910	0
01/01/2011 to 12/31/2011	$10.96910	$12.91272	8,594
01/01/2012 to 12/31/2012	$12.91272	$13.49315	1,011
01/01/2013 to 12/31/2013	$13.49315	$12.27870	0
01/01/2014 to 12/31/2014	$12.27870	$12.93762	1,598
01/01/2015 to 12/31/2015	$12.93762	$12.88514	2,200
01/01/2016 to 12/31/2016	$12.88514	$12.86508	1,799
01/01/2017 to 12/31/2017	$12.86508	$12.78813	1,139
01/01/2018 to 12/31/2018	$12.78813	$12.52024	0
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99821	$11.97779	38,785
01/01/2012 to 12/31/2012	$11.97779	$12.40523	32,189
01/01/2013 to 12/31/2013	$12.40523	$10.95560	0
01/01/2014 to 12/31/2014	$10.95560	$11.83162	0
01/01/2015 to 12/31/2015	$11.83162	$11.82000	0
01/01/2016 to 12/31/2016	$11.82000	$11.77766	0
01/01/2017 to 12/31/2017	$11.77766	$11.70590	0
01/01/2018 to 12/31/2018	$11.70590	$11.43606	0
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99762	$10.36180	10,806
01/01/2013 to 12/31/2013	$10.36180	$9.10498	10,492
01/01/2014 to 12/31/2014	$9.10498	$10.03351	0
01/01/2015 to 12/31/2015	$10.03351	$10.08369	0
01/01/2016 to 12/31/2016	$10.08369	$10.05587	0
01/01/2017 to 12/31/2017	$10.05587	$10.00706	0
01/01/2018 to 12/31/2018	$10.00706	$9.76495	0
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99881	$8.71833	84,918
01/01/2014 to 12/31/2014	$8.71833	$9.77574	27,045
01/01/2015 to 12/31/2015	$9.77574	$9.83724	0
01/01/2016 to 12/31/2016	$9.83724	$9.80968	0
01/01/2017 to 12/31/2017	$9.80968	$9.76088	0
01/01/2018 to 12/31/2018	$9.76088	$9.48835	0
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99881	$11.26268	27,069
01/01/2015 to 12/31/2015	$11.26268	$11.24081	5,521
01/01/2016 to 12/31/2016	$11.24081	$11.27152	0
01/01/2017 to 12/31/2017	$11.27152	$11.23166	0
01/01/2018 to 12/31/2018	$11.23166	$10.90817	3,079
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99881	$9.90238	63,873
01/01/2016 to 12/31/2016	$9.90238	$9.89116	7,579
01/01/2017 to 12/31/2017	$9.89116	$9.91337	5,734
01/01/2018 to 12/31/2018	$9.91337	$9.59828	7,696

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99762	$9.84433	85,970
01/01/2017 to 12/31/2017	$9.84433	$9.89192	68,408
01/01/2018 to 12/31/2018	$9.89192	$9.55632	87,966
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99762	$10.00090	0
01/01/2018 to 12/31/2018	$10.00090	$9.58361	0
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99762	$9.62733	0
AST Capital Growth Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.60483	$9.32629	15,163,970
01/01/2010 to 12/31/2010	$9.32629	$10.34654	13,739,380
01/01/2011 to 12/31/2011	$10.34654	$9.87877	10,350,363
01/01/2012 to 12/31/2012	$9.87877	$10.99256	10,445,990
01/01/2013 to 12/31/2013	$10.99256	$13.19589	10,870,252
01/01/2014 to 12/31/2014	$13.19589	$13.81536	9,392,480
01/01/2015 to 12/31/2015	$13.81536	$13.59052	8,038,908
01/01/2016 to 12/31/2016	$13.59052	$14.20815	6,483,394
01/01/2017 to 12/31/2017	$14.20815	$16.39083	5,870,964
01/01/2018 to 12/31/2018	$16.39083	$15.03937	3,733,717
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99821	$11.61237	16,828
01/01/2014 to 12/31/2014	$11.61237	$12.90918	68,728
01/01/2015 to 12/31/2015	$12.90918	$12.18049	57,140
01/01/2016 to 12/31/2016	$12.18049	$13.69453	94,652
01/01/2017 to 12/31/2017	$13.69453	$15.86715	105,851
01/01/2018 to 12/31/2018	$15.86715	$14.78437	79,975
AST Cohen & Steers Realty Portfolio
01/01/2009 to 12/31/2009	$14.02482	$18.10474	306,725
01/01/2010 to 12/31/2010	$18.10474	$22.79884	288,481
01/01/2011 to 12/31/2011	$22.79884	$23.77975	193,734
01/01/2012 to 12/31/2012	$23.77975	$26.83891	197,606
01/01/2013 to 12/31/2013	$26.83891	$27.08475	178,593
01/01/2014 to 12/31/2014	$27.08475	$34.69577	155,495
01/01/2015 to 12/31/2015	$34.69577	$35.59453	122,544
01/01/2016 to 12/31/2016	$35.59453	$36.50840	102,062
01/01/2017 to 12/31/2017	$36.50840	$37.95685	77,687
01/01/2018 to 12/31/2018	$37.95685	$35.37048	55,010
AST Fidelity Institutional AM® Quantitative Portfolio
formerly,AST FI Pyramis® Quantitative Portfolio
01/01/2009 to 12/31/2009	$7.17497	$8.69527	5,923,242
01/01/2010 to 12/31/2010	$8.69527	$9.73043	3,965,780
01/01/2011 to 12/31/2011	$9.73043	$9.37836	3,258,099
01/01/2012 to 12/31/2012	$9.37836	$10.15237	3,289,698
01/01/2013 to 12/31/2013	$10.15237	$11.40048	3,161,914
01/01/2014 to 12/31/2014	$11.40048	$11.50704	2,856,810
01/01/2015 to 12/31/2015	$11.50704	$11.37119	2,507,047
01/01/2016 to 12/31/2016	$11.37119	$11.60049	2,140,760
01/01/2017 to 12/31/2017	$11.60049	$13.22161	1,711,446
01/01/2018 to 12/31/2018	$13.22161	$11.93392	1,033,424

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Global Real Estate Portfolio
01/01/2009 to 12/31/2009	$6.09931	$8.06301	182,513
01/01/2010 to 12/31/2010	$8.06301	$9.48346	190,055
01/01/2011 to 12/31/2011	$9.48346	$8.81226	57,541
01/01/2012 to 12/31/2012	$8.81226	$10.93383	134,373
01/01/2013 to 12/31/2013	$10.93383	$11.16389	91,920
01/01/2014 to 12/31/2014	$11.16389	$12.44489	72,918
01/01/2015 to 12/31/2015	$12.44489	$12.16644	49,952
01/01/2016 to 12/31/2016	$12.16644	$12.01208	35,726
01/01/2017 to 12/31/2017	$12.01208	$13.03422	39,587
01/01/2018 to 12/31/2018	$13.03422	$12.15191	21,017
AST Goldman Sachs Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$9.71607	$11.33142	2,664,194
01/01/2010 to 12/31/2010	$11.33142	$12.51676	2,372,948
01/01/2011 to 12/31/2011	$12.51676	$11.57210	1,666,771
01/01/2012 to 12/31/2012	$11.57210	$13.54974	1,529,492
01/01/2013 to 12/31/2013	$13.54974	$17.70579	1,393,130
01/01/2014 to 12/31/2014	$17.70579	$19.60036	1,020,816
01/01/2015 to 12/31/2015	$19.60036	$18.29262	901,731
01/01/2016 to 12/31/2016	$18.29262	$19.96626	744,192
01/01/2017 to 12/31/2017	$19.96626	$21.44247	687,352
01/01/2018 to 12/31/2018	$21.44247	$19.18996	537,537
AST Goldman Sachs Mid-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$10.43764	$16.04449	607,802
01/01/2010 to 12/31/2010	$16.04449	$18.81234	557,731
01/01/2011 to 12/31/2011	$18.81234	$17.86043	342,929
01/01/2012 to 12/31/2012	$17.86043	$20.90372	321,984
01/01/2013 to 12/31/2013	$20.90372	$27.03916	304,604
01/01/2014 to 12/31/2014	$27.03916	$29.50781	238,467
01/01/2015 to 12/31/2015	$29.50781	$27.23179	340,356
01/01/2016 to 12/31/2016	$27.23179	$27.08585	272,793
01/01/2017 to 12/31/2017	$27.08585	$33.68583	232,207
01/01/2018 to 12/31/2018	$33.68583	$31.52430	172,642
AST Goldman Sachs Multi-Asset Portfolio
01/01/2009 to 12/31/2009	$7.53778	$9.10048	1,347,384
01/01/2010 to 12/31/2010	$9.10048	$9.93761	1,364,893
01/01/2011 to 12/31/2011	$9.93761	$9.67508	1,229,638
01/01/2012 to 12/31/2012	$9.67508	$10.42578	1,305,920
01/01/2013 to 12/31/2013	$10.42578	$11.20360	1,216,347
01/01/2014 to 12/31/2014	$11.20360	$11.40582	1,063,900
01/01/2015 to 12/31/2015	$11.40582	$11.05906	894,532
01/01/2016 to 12/31/2016	$11.05906	$11.39058	707,805
01/01/2017 to 12/31/2017	$11.39058	$12.51541	741,717
01/01/2018 to 12/31/2018	$12.51541	$11.38056	441,092
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2009 to 12/31/2009	$12.86487	$15.96797	119,783
01/01/2010 to 12/31/2010	$15.96797	$19.80718	141,186
01/01/2011 to 12/31/2011	$19.80718	$19.63424	131,120
01/01/2012 to 12/31/2012	$19.63424	$22.22575	140,378
01/01/2013 to 12/31/2013	$22.22575	$30.18919	163,393
01/01/2014 to 12/31/2014	$30.18919	$31.66647	149,847
01/01/2015 to 12/31/2015	$31.66647	$29.28312	115,008
01/01/2016 to 12/31/2016	$29.28312	$35.62177	94,067
01/01/2017 to 12/31/2017	$35.62177	$39.10649	88,679
01/01/2018 to 12/31/2018	$39.10649	$32.87974	57,040

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Government Money Market Portfolio
01/01/2009 to 12/31/2009	$10.27598	$10.07959	12,146,856
01/01/2010 to 12/31/2010	$10.07959	$9.86536	6,882,027
01/01/2011 to 12/31/2011	$9.86536	$9.65581	5,117,204
01/01/2012 to 12/31/2012	$9.65581	$9.44866	4,297,530
01/01/2013 to 12/31/2013	$9.44866	$9.24557	2,996,051
01/01/2014 to 12/31/2014	$9.24557	$9.04679	2,433,060
01/01/2015 to 12/31/2015	$9.04679	$8.85224	1,874,405
01/01/2016 to 12/31/2016	$8.85224	$8.66243	1,494,779
01/01/2017 to 12/31/2017	$8.66243	$8.50568	1,142,626
01/01/2018 to 12/31/2018	$8.50568	$8.43012	928,494
AST High Yield Portfolio
01/01/2009 to 12/31/2009	$10.35620	$13.73645	1,143,871
01/01/2010 to 12/31/2010	$13.73645	$15.25574	1,009,792
01/01/2011 to 12/31/2011	$15.25574	$15.40203	835,410
01/01/2012 to 12/31/2012	$15.40203	$17.16134	793,565
01/01/2013 to 12/31/2013	$17.16134	$17.99816	714,730
01/01/2014 to 12/31/2014	$17.99816	$18.06183	329,325
01/01/2015 to 12/31/2015	$18.06183	$17.04372	247,952
01/01/2016 to 12/31/2016	$17.04372	$19.24595	291,417
01/01/2017 to 12/31/2017	$19.24595	$20.24049	186,252
01/01/2018 to 12/31/2018	$20.24049	$19.40967	144,347
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$8.60887	$10.06096	809,232
01/01/2010 to 12/31/2010	$10.06096	$11.14024	664,968
01/01/2011 to 12/31/2011	$11.14024	$10.44497	452,521
01/01/2012 to 12/31/2012	$10.44497	$11.94590	468,308
01/01/2013 to 12/31/2013	$11.94590	$16.34864	481,548
01/01/2014 to 12/31/2014	$16.34864	$18.19626	457,496
01/01/2015 to 12/31/2015	$18.19626	$16.40984	332,074
01/01/2016 to 12/31/2016	$16.40984	$19.25114	279,173
01/01/2017 to 12/31/2017	$19.25114	$22.45406	247,161
01/01/2018 to 12/31/2018	$22.45406	$18.85958	179,660
AST International Growth Portfolio
01/01/2009 to 12/31/2009	$11.59026	$15.34336	1,343,040
01/01/2010 to 12/31/2010	$15.34336	$17.19025	1,165,465
01/01/2011 to 12/31/2011	$17.19025	$14.64711	805,165
01/01/2012 to 12/31/2012	$14.64711	$17.25067	743,683
01/01/2013 to 12/31/2013	$17.25067	$20.09664	761,146
01/01/2014 to 12/31/2014	$20.09664	$18.57813	638,885
01/01/2015 to 12/31/2015	$18.57813	$18.75103	441,500
01/01/2016 to 12/31/2016	$18.75103	$17.65564	394,321
01/01/2017 to 12/31/2017	$17.65564	$23.39779	357,083
01/01/2018 to 12/31/2018	$23.39779	$19.84011	294,037
AST International Value Portfolio
01/01/2009 to 12/31/2009	$13.31167	$16.99807	489,840
01/01/2010 to 12/31/2010	$16.99807	$18.47627	430,398
01/01/2011 to 12/31/2011	$18.47627	$15.81061	259,005
01/01/2012 to 12/31/2012	$15.81061	$18.05020	242,791
01/01/2013 to 12/31/2013	$18.05020	$21.10059	231,907
01/01/2014 to 12/31/2014	$21.10059	$19.26279	178,589
01/01/2015 to 12/31/2015	$19.26279	$19.00264	158,158
01/01/2016 to 12/31/2016	$19.00264	$18.70301	146,507
01/01/2017 to 12/31/2017	$18.70301	$22.47728	111,572
01/01/2018 to 12/31/2018	$22.47728	$18.44264	88,087

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Investment Grade Bond Portfolio
01/01/2009 to 12/31/2009	$10.68165	$11.63354	5,281,251
01/01/2010 to 12/31/2010	$11.63354	$12.61412	2,953,841
01/01/2011 to 12/31/2011	$12.61412	$13.87951	10,354,266
01/01/2012 to 12/31/2012	$13.87951	$14.85750	6,108,441
01/01/2013 to 12/31/2013	$14.85750	$14.07546	3,163,103
01/01/2014 to 12/31/2014	$14.07546	$14.69965	2,859,423
01/01/2015 to 12/31/2015	$14.69965	$14.55234	5,533,556
01/01/2016 to 12/31/2016	$14.55234	$14.83883	6,047,982
01/01/2017 to 12/31/2017	$14.83883	$15.14675	4,022,810
01/01/2018 to 12/31/2018	$15.14675	$14.77981	5,657,594
AST J.P. Morgan Global Thematic Portfolio
01/01/2009 to 12/31/2009	$6.90443	$8.55762	1,369,348
01/01/2010 to 12/31/2010	$8.55762	$9.53072	1,265,070
01/01/2011 to 12/31/2011	$9.53072	$9.27296	1,022,423
01/01/2012 to 12/31/2012	$9.27296	$10.30576	1,012,823
01/01/2013 to 12/31/2013	$10.30576	$11.72611	910,867
01/01/2014 to 12/31/2014	$11.72611	$12.20436	865,421
01/01/2015 to 12/31/2015	$12.20436	$11.81687	764,920
01/01/2016 to 12/31/2016	$11.81687	$12.16665	679,107
01/01/2017 to 12/31/2017	$12.16665	$13.92460	667,302
01/01/2018 to 12/31/2018	$13.92460	$12.61933	424,993
AST J.P. Morgan International Equity Portfolio
01/01/2009 to 12/31/2009	$11.68150	$15.53165	435,574
01/01/2010 to 12/31/2010	$15.53165	$16.28759	350,543
01/01/2011 to 12/31/2011	$16.28759	$14.47950	217,032
01/01/2012 to 12/31/2012	$14.47950	$17.27184	215,216
01/01/2013 to 12/31/2013	$17.27184	$19.49674	172,676
01/01/2014 to 12/31/2014	$19.49674	$17.86313	151,899
01/01/2015 to 12/31/2015	$17.86313	$16.99054	117,459
01/01/2016 to 12/31/2016	$16.99054	$16.94732	93,040
01/01/2017 to 12/31/2017	$16.94732	$21.49833	83,651
01/01/2018 to 12/31/2018	$21.49833	$17.35912	60,079
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2009 to 12/31/2009	$11.55426	$13.79540	3,266,838
01/01/2010 to 12/31/2010	$13.79540	$14.48691	2,933,444
01/01/2011 to 12/31/2011	$14.48691	$14.20908	2,229,285
01/01/2012 to 12/31/2012	$14.20908	$15.39349	2,080,207
01/01/2013 to 12/31/2013	$15.39349	$16.72439	1,918,532
01/01/2014 to 12/31/2014	$16.72439	$17.25648	1,799,880
01/01/2015 to 12/31/2015	$17.25648	$16.85472	1,516,718
01/01/2016 to 12/31/2016	$16.85472	$17.12617	1,268,649
01/01/2017 to 12/31/2017	$17.12617	$18.79383	1,033,657
01/01/2018 to 12/31/2018	$18.79383	$17.44496	526,551
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08360	$10.28372	7,486
01/01/2010 to 12/31/2010	$10.28372	$11.20148	32,266
01/01/2011 to 12/31/2011	$11.20148	$11.03366	28,245
01/01/2012 to 12/31/2012	$11.03366	$12.43584	97,638
01/01/2013 to 12/31/2013	$12.43584	$16.60948	73,922
01/01/2014 to 12/31/2014	$16.60948	$17.79711	109,154
01/01/2015 to 12/31/2015	$17.79711	$19.26649	143,786
01/01/2016 to 12/31/2016	$19.26649	$18.57704	86,621
01/01/2017 to 12/31/2017	$18.57704	$24.69234	86,929
01/01/2018 to 12/31/2018	$24.69234	$23.76931	68,354

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$9.44014	$11.98608	3,090,079
01/01/2010 to 12/31/2010	$11.98608	$14.04512	2,616,084
01/01/2011 to 12/31/2011	$14.04512	$13.61807	1,771,437
01/01/2012 to 12/31/2012	$13.61807	$14.95931	1,622,946
01/01/2013 to 12/31/2013	$14.95931	$19.99693	1,428,066
01/01/2014 to 12/31/2014	$19.99693	$21.63923	1,167,163
01/01/2015 to 12/31/2015	$21.63923	$23.30668	752,150
01/01/2016 to 12/31/2016	$23.30668	$24.07854	648,696
01/01/2017 to 12/31/2017	$24.07854	$31.33559	492,333
01/01/2018 to 12/31/2018	$31.33559	$29.83412	363,442
AST MFS Global Equity Portfolio
01/01/2009 to 12/31/2009	$12.58461	$16.19386	276,351
01/01/2010 to 12/31/2010	$16.19386	$17.75478	238,050
01/01/2011 to 12/31/2011	$17.75478	$16.82940	179,604
01/01/2012 to 12/31/2012	$16.82940	$20.26745	201,263
01/01/2013 to 12/31/2013	$20.26745	$25.31230	217,101
01/01/2014 to 12/31/2014	$25.31230	$25.66731	196,242
01/01/2015 to 12/31/2015	$25.66731	$24.74747	176,751
01/01/2016 to 12/31/2016	$24.74747	$25.93882	149,000
01/01/2017 to 12/31/2017	$25.93882	$31.43403	135,187
01/01/2018 to 12/31/2018	$31.43403	$27.81643	92,677
AST MFS Growth Portfolio
01/01/2009 to 12/31/2009	$9.66010	$11.74973	473,501
01/01/2010 to 12/31/2010	$11.74973	$12.96707	467,321
01/01/2011 to 12/31/2011	$12.96707	$12.61336	363,909
01/01/2012 to 12/31/2012	$12.61336	$14.45033	369,347
01/01/2013 to 12/31/2013	$14.45033	$19.32993	344,487
01/01/2014 to 12/31/2014	$19.32993	$20.56181	284,045
01/01/2015 to 12/31/2015	$20.56181	$21.57429	220,017
01/01/2016 to 12/31/2016	$21.57429	$21.51500	197,275
01/01/2017 to 12/31/2017	$21.51500	$27.51896	152,797
01/01/2018 to 12/31/2018	$27.51896	$27.50288	117,963
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99822	$10.17752	2,723
01/01/2013 to 12/31/2013	$10.17752	$13.39500	15,752
01/01/2014 to 12/31/2014	$13.39500	$14.44620	23,588
01/01/2015 to 12/31/2015	$14.44620	$14.03334	35,881
01/01/2016 to 12/31/2016	$14.03334	$15.57875	66,438
01/01/2017 to 12/31/2017	$15.57875	$17.88822	54,325
01/01/2018 to 12/31/2018	$17.88822	$15.72498	43,861
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$10.83829	$14.91583	838,895
01/01/2010 to 12/31/2010	$14.91583	$18.01585	700,594
01/01/2011 to 12/31/2011	$18.01585	$17.19112	464,573
01/01/2012 to 12/31/2012	$17.19112	$19.70215	429,488
01/01/2013 to 12/31/2013	$19.70215	$27.37734	444,297
01/01/2014 to 12/31/2014	$27.37734	$30.60632	352,321
01/01/2015 to 12/31/2015	$30.60632	$28.26005	257,291
01/01/2016 to 12/31/2016	$28.26005	$32.69519	210,504
01/01/2017 to 12/31/2017	$32.69519	$36.40592	194,207
01/01/2018 to 12/31/2018	$36.40592	$29.76178	149,033

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99822	$10.28812	340,875
01/01/2013 to 12/31/2013	$10.28812	$11.97118	346,152
01/01/2014 to 12/31/2014	$11.97118	$12.31571	281,320
01/01/2015 to 12/31/2015	$12.31571	$11.90126	269,136
01/01/2016 to 12/31/2016	$11.90126	$12.14926	221,853
01/01/2017 to 12/31/2017	$12.14926	$13.84950	200,465
01/01/2018 to 12/31/2018	$13.84950	$12.42880	169,298
AST Parametric Emerging Markets Equity Portfolio
01/01/2009 to 12/31/2009	$5.56097	$9.06077	421,170
01/01/2010 to 12/31/2010	$9.06077	$10.84055	542,394
01/01/2011 to 12/31/2011	$10.84055	$8.45734	417,963
01/01/2012 to 12/31/2012	$8.45734	$9.75894	385,386
01/01/2013 to 12/31/2013	$9.75894	$9.57045	399,597
01/01/2014 to 12/31/2014	$9.57045	$8.92619	396,551
01/01/2015 to 12/31/2015	$8.92619	$7.27327	276,977
01/01/2016 to 12/31/2016	$7.27327	$7.99708	294,351
01/01/2017 to 12/31/2017	$7.99708	$9.88985	291,613
01/01/2018 to 12/31/2018	$9.88985	$8.31690	186,359
AST Preservation Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$8.88269	$10.43345	6,348,245
01/01/2010 to 12/31/2010	$10.43345	$11.28844	6,327,981
01/01/2011 to 12/31/2011	$11.28844	$11.15610	5,779,801
01/01/2012 to 12/31/2012	$11.15610	$12.04835	5,731,747
01/01/2013 to 12/31/2013	$12.04835	$12.87537	5,144,078
01/01/2014 to 12/31/2014	$12.87537	$13.32619	4,225,182
01/01/2015 to 12/31/2015	$13.32619	$13.05846	3,572,301
01/01/2016 to 12/31/2016	$13.05846	$13.48444	3,175,800
01/01/2017 to 12/31/2017	$13.48444	$14.53209	2,819,311
01/01/2018 to 12/31/2018	$14.53209	$13.81415	2,022,344
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01813	$10.06185	8,347
01/01/2012 to 12/31/2012	$10.06185	$10.54515	55,118
01/01/2013 to 12/31/2013	$10.54515	$10.07983	62,739
01/01/2014 to 12/31/2014	$10.07983	$10.46093	257,118
01/01/2015 to 12/31/2015	$10.46093	$10.20855	197,638
01/01/2016 to 12/31/2016	$10.20855	$10.41006	206,182
01/01/2017 to 12/31/2017	$10.41006	$10.76453	169,754
01/01/2018 to 12/31/2018	$10.76453	$10.44621	94,113
AST Prudential Growth Allocation Portfolio
01/01/2009 to 12/31/2009	$6.60226	$8.13842	8,618,334
01/01/2010 to 12/31/2010	$8.13842	$9.47818	9,260,878
01/01/2011 to 12/31/2011	$9.47818	$8.69836	6,193,017
01/01/2012 to 12/31/2012	$8.69836	$9.61078	6,530,921
01/01/2013 to 12/31/2013	$9.61078	$11.00548	6,572,365
01/01/2014 to 12/31/2014	$11.00548	$11.75933	6,325,117
01/01/2015 to 12/31/2015	$11.75933	$11.43596	6,390,697
01/01/2016 to 12/31/2016	$11.43596	$12.32029	5,496,460
01/01/2017 to 12/31/2017	$12.32029	$13.99675	5,520,378
01/01/2018 to 12/31/2018	$13.99675	$12.65404	3,118,658

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99821	$11.63632	0
01/01/2014 to 12/31/2014	$11.63632	$13.12159	251
01/01/2015 to 12/31/2015	$13.12159	$13.03768	0
01/01/2016 to 12/31/2016	$13.03768	$14.14300	1,700
01/01/2017 to 12/31/2017	$14.14300	$16.80320	1,700
01/01/2018 to 12/31/2018	$16.80320	$15.26424	1,700
AST QMA US Equity Alpha Portfolio
01/01/2009 to 12/31/2009	$8.79038	$10.47854	205,387
01/01/2010 to 12/31/2010	$10.47854	$11.79647	174,362
01/01/2011 to 12/31/2011	$11.79647	$11.94238	171,366
01/01/2012 to 12/31/2012	$11.94238	$13.88258	220,342
01/01/2013 to 12/31/2013	$13.88258	$17.98926	206,431
01/01/2014 to 12/31/2014	$17.98926	$20.63260	188,800
01/01/2015 to 12/31/2015	$20.63260	$20.81074	178,018
01/01/2016 to 12/31/2016	$20.81074	$23.38772	148,951
01/01/2017 to 12/31/2017	$23.38772	$27.97879	105,023
01/01/2018 to 12/31/2018	$27.97879	$25.12472	81,923
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99821	$8.86947	0
01/01/2012 to 12/31/2012	$8.86947	$9.82046	0
01/01/2013 to 12/31/2013	$9.82046	$11.76164	3,198
01/01/2014 to 12/31/2014	$11.76164	$12.25695	14,051
01/01/2015 to 12/31/2015	$12.25695	$12.01147	55,490
01/01/2016 to 12/31/2016	$12.01147	$12.49686	43,785
01/01/2017 to 12/31/2017	$12.49686	$14.45338	20,898
01/01/2018 to 12/31/2018	$14.45338	$13.21781	2,917
AST RCM World Trends Portfolio
01/01/2009 to 12/31/2009	$7.11184	$8.58661	1,946,286
01/01/2010 to 12/31/2010	$8.58661	$9.40344	2,133,092
01/01/2011 to 12/31/2011	$9.40344	$9.03451	1,831,386
01/01/2012 to 12/31/2012	$9.03451	$9.74896	1,830,001
01/01/2013 to 12/31/2013	$9.74896	$10.72601	1,750,320
01/01/2014 to 12/31/2014	$10.72601	$11.03486	1,562,969
01/01/2015 to 12/31/2015	$11.03486	$10.77967	1,579,377
01/01/2016 to 12/31/2016	$10.77967	$11.05624	1,363,582
01/01/2017 to 12/31/2017	$11.05624	$12.57540	1,145,837
01/01/2018 to 12/31/2018	$12.57540	$11.33125	602,615
AST Small-Cap Growth Opportunities Portfolio
01/01/2009 to 12/31/2009	$13.86628	$17.99986	521,277
01/01/2010 to 12/31/2010	$17.99986	$23.34559	423,460
01/01/2011 to 12/31/2011	$23.34559	$19.84901	324,222
01/01/2012 to 12/31/2012	$19.84901	$23.32023	310,819
01/01/2013 to 12/31/2013	$23.32023	$32.13192	250,923
01/01/2014 to 12/31/2014	$32.13192	$32.99461	213,264
01/01/2015 to 12/31/2015	$32.99461	$32.71617	151,066
01/01/2016 to 12/31/2016	$32.71617	$34.47915	125,354
01/01/2017 to 12/31/2017	$34.47915	$43.08271	122,355
01/01/2018 to 12/31/2018	$43.08271	$37.58033	90,815

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$8.94565	$11.72139	186,730
01/01/2010 to 12/31/2010	$11.72139	$15.64663	264,893
01/01/2011 to 12/31/2011	$15.64663	$15.16083	182,093
01/01/2012 to 12/31/2012	$15.16083	$16.64058	172,270
01/01/2013 to 12/31/2013	$16.64058	$22.01020	200,610
01/01/2014 to 12/31/2014	$22.01020	$22.35954	174,707
01/01/2015 to 12/31/2015	$22.35954	$22.05074	155,185
01/01/2016 to 12/31/2016	$22.05074	$24.18356	120,945
01/01/2017 to 12/31/2017	$24.18356	$29.32483	98,559
01/01/2018 to 12/31/2018	$29.32483	$26.27960	83,029
AST Small-Cap Value Portfolio
01/01/2009 to 12/31/2009	$11.87811	$14.76098	1,180,211
01/01/2010 to 12/31/2010	$14.76098	$18.19847	935,910
01/01/2011 to 12/31/2011	$18.19847	$16.74344	565,384
01/01/2012 to 12/31/2012	$16.74344	$19.35820	534,857
01/01/2013 to 12/31/2013	$19.35820	$26.02684	476,457
01/01/2014 to 12/31/2014	$26.02684	$26.80905	347,094
01/01/2015 to 12/31/2015	$26.80905	$25.10205	224,932
01/01/2016 to 12/31/2016	$25.10205	$31.73706	197,007
01/01/2017 to 12/31/2017	$31.73706	$33.33826	151,737
01/01/2018 to 12/31/2018	$33.33826	$27.04784	129,215
AST T. Rowe Price Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$11.17439	$13.57347	2,721,144
01/01/2010 to 12/31/2010	$13.57347	$14.81374	2,846,224
01/01/2011 to 12/31/2011	$14.81374	$14.78340	2,423,191
01/01/2012 to 12/31/2012	$14.78340	$16.41740	2,595,791
01/01/2013 to 12/31/2013	$16.41740	$18.76871	2,595,416
01/01/2014 to 12/31/2014	$18.76871	$19.44503	2,433,556
01/01/2015 to 12/31/2015	$19.44503	$19.03498	2,805,245
01/01/2016 to 12/31/2016	$19.03498	$20.03195	2,446,920
01/01/2017 to 12/31/2017	$20.03195	$22.62276	2,074,651
01/01/2018 to 12/31/2018	$22.62276	$20.95472	1,153,273
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$8.48227	$12.72990	837,581
01/01/2010 to 12/31/2010	$12.72990	$14.42576	711,463
01/01/2011 to 12/31/2011	$14.42576	$13.87680	598,916
01/01/2012 to 12/31/2012	$13.87680	$15.96548	653,972
01/01/2013 to 12/31/2013	$15.96548	$22.50036	628,642
01/01/2014 to 12/31/2014	$22.50036	$23.85412	505,132
01/01/2015 to 12/31/2015	$23.85412	$25.57821	425,037
01/01/2016 to 12/31/2016	$25.57821	$25.70500	323,916
01/01/2017 to 12/31/2017	$25.70500	$34.68387	272,052
01/01/2018 to 12/31/2018	$34.68387	$35.24622	208,535
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$11.05634	$12.79408	374,919
01/01/2010 to 12/31/2010	$12.79408	$14.07680	310,453
01/01/2011 to 12/31/2011	$14.07680	$13.70691	284,321
01/01/2012 to 12/31/2012	$13.70691	$15.20931	270,868
01/01/2013 to 12/31/2013	$15.20931	$20.03612	226,230
01/01/2014 to 12/31/2014	$20.03612	$19.91077	175,683
01/01/2015 to 12/31/2015	$19.91077	$18.30129	135,562
01/01/2016 to 12/31/2016	$18.30129	$19.00637	114,607
01/01/2017 to 12/31/2017	$19.00637	$21.67741	94,653
01/01/2018 to 12/31/2018	$21.67741	$19.14934	79,342

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Natural Resources Portfolio
01/01/2009 to 12/31/2009	$17.16721	$25.08797	470,364
01/01/2010 to 12/31/2010	$25.08797	$29.57006	467,764
01/01/2011 to 12/31/2011	$29.57006	$24.61857	319,269
01/01/2012 to 12/31/2012	$24.61857	$24.95964	303,164
01/01/2013 to 12/31/2013	$24.95964	$28.17955	235,730
01/01/2014 to 12/31/2014	$28.17955	$25.26809	196,542
01/01/2015 to 12/31/2015	$25.26809	$19.96426	140,538
01/01/2016 to 12/31/2016	$19.96426	$24.34481	128,301
01/01/2017 to 12/31/2017	$24.34481	$26.27827	97,713
01/01/2018 to 12/31/2018	$26.27827	$21.42836	65,063
AST Templeton Global Bond Portfolio
01/01/2009 to 12/31/2009	$12.04691	$13.21613	931,833
01/01/2010 to 12/31/2010	$13.21613	$13.67486	877,297
01/01/2011 to 12/31/2011	$13.67486	$13.93322	616,898
01/01/2012 to 12/31/2012	$13.93322	$14.34570	585,779
01/01/2013 to 12/31/2013	$14.34570	$13.51042	558,234
01/01/2014 to 12/31/2014	$13.51042	$13.29354	435,005
01/01/2015 to 12/31/2015	$13.29354	$12.40697	294,820
01/01/2016 to 12/31/2016	$12.40697	$12.66981	259,341
01/01/2017 to 12/31/2017	$12.66981	$12.65115	262,980
01/01/2018 to 12/31/2018	$12.65115	$12.62512	206,210
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$10.57087	$14.36588	185,529
01/01/2010 to 12/31/2010	$14.36588	$17.37591	200,372
01/01/2011 to 12/31/2011	$17.37591	$16.41602	140,968
01/01/2012 to 12/31/2012	$16.41602	$19.01987	139,599
01/01/2013 to 12/31/2013	$19.01987	$24.64403	117,259
01/01/2014 to 12/31/2014	$24.64403	$27.72396	103,642
01/01/2015 to 12/31/2015	$27.72396	$25.33514	85,935
01/01/2016 to 12/31/2016	$25.33514	$28.26141	67,319
01/01/2017 to 12/31/2017	$28.26141	$32.78018	37,282
01/01/2018 to 12/31/2018	$32.78018	$26.77128	26,708
AST Wellington Management Hedged Equity Portfolio
01/01/2009 to 12/31/2009	$6.84303	$8.59964	1,421,700
01/01/2010 to 12/31/2010	$8.59964	$9.64650	1,141,965
01/01/2011 to 12/31/2011	$9.64650	$9.11319	1,114,360
01/01/2012 to 12/31/2012	$9.11319	$9.89850	1,073,565
01/01/2013 to 12/31/2013	$9.89850	$11.67166	1,163,032
01/01/2014 to 12/31/2014	$11.67166	$12.04945	1,136,972
01/01/2015 to 12/31/2015	$12.04945	$11.71577	970,946
01/01/2016 to 12/31/2016	$11.71577	$12.21235	713,222
01/01/2017 to 12/31/2017	$12.21235	$13.57502	501,011
01/01/2018 to 12/31/2018	$13.57502	$12.61785	342,705
AST Western Asset Core Plus Bond Portfolio
01/01/2009 to 12/31/2009	$9.25024	$10.10405	1,027,692
01/01/2010 to 12/31/2010	$10.10405	$10.65780	827,868
01/01/2011 to 12/31/2011	$10.65780	$11.05729	856,005
01/01/2012 to 12/31/2012	$11.05729	$11.66876	921,389
01/01/2013 to 12/31/2013	$11.66876	$11.24755	742,274
01/01/2014 to 12/31/2014	$11.24755	$11.79785	845,940
01/01/2015 to 12/31/2015	$11.79785	$11.68700	751,937
01/01/2016 to 12/31/2016	$11.68700	$12.02529	715,196
01/01/2017 to 12/31/2017	$12.02529	$12.50967	670,907
01/01/2018 to 12/31/2018	$12.50967	$11.96212	815,648

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Diversified Dividend Fund - Series I
04/29/2011* to 12/31/2011	$9.99283	$9.09048	33,662
01/01/2012 to 12/31/2012	$9.09048	$10.56008	53,507
01/01/2013 to 12/31/2013	$10.56008	$13.54011	54,173
01/01/2014 to 12/31/2014	$13.54011	$14.94858	58,829
01/01/2015 to 12/31/2015	$14.94858	$14.92944	53,325
01/01/2016 to 12/31/2016	$14.92944	$16.77345	54,747
01/01/2017 to 12/31/2017	$16.77345	$17.82122	26,803
01/01/2018 to 12/31/2018	$17.82122	$16.11530	12,948
Invesco V.I. Health Care Fund - Series I
formerly,Invesco V.I. Global Health Care Fund - Series I
01/01/2009 to 12/31/2009	$10.42625	$13.02565	58,427
01/01/2010 to 12/31/2010	$13.02565	$13.42034	84,235
01/01/2011 to 12/31/2011	$13.42034	$13.65112	61,099
01/01/2012 to 12/31/2012	$13.65112	$16.14846	69,064
01/01/2013 to 12/31/2013	$16.14846	$22.20776	69,486
01/01/2014 to 12/31/2014	$22.20776	$26.00463	101,107
01/01/2015 to 12/31/2015	$26.00463	$26.25032	84,679
01/01/2016 to 12/31/2016	$26.25032	$22.74332	48,008
01/01/2017 to 12/31/2017	$22.74332	$25.77808	19,276
01/01/2018 to 12/31/2018	$25.77808	$25.44885	17,115
Invesco V.I. Mid Cap Growth Portfolio, Series I
04/27/2012* to 12/31/2012	$10.04978	$9.73208	21,962
01/01/2013 to 12/31/2013	$9.73208	$13.04783	21,301
01/01/2014 to 12/31/2014	$13.04783	$13.79343	40,188
01/01/2015 to 12/31/2015	$13.79343	$13.65965	37,566
01/01/2016 to 12/31/2016	$13.65965	$13.46768	28,377
01/01/2017 to 12/31/2017	$13.46768	$16.14319	27,092
01/01/2018 to 12/31/2018	$16.14319	$14.91221	37,803
Invesco V.I. Technology Fund - Series I
01/01/2009 to 12/31/2009	$6.20278	$9.55327	0
01/01/2010 to 12/31/2010	$9.55327	$11.33979	0
01/01/2011 to 12/31/2011	$11.33979	$10.53558	0
01/01/2012 to 12/31/2012	$10.53558	$11.47129	0
01/01/2013 to 12/31/2013	$11.47129	$14.04713	0
01/01/2014 to 12/31/2014	$14.04713	$15.26425	0
01/01/2015 to 12/31/2015	$15.26425	$15.95400	0
01/01/2016 to 12/31/2016	$15.95400	$15.49386	0
01/01/2017 to 12/31/2017	$15.49386	$20.48874	0
01/01/2018 to 12/31/2018	$20.48874	$19.95464	0
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.12632	$9.70945	89,513
01/01/2017 to 12/31/2017	$9.70945	$13.40598	70,366
01/01/2018 to 12/31/2018	$13.40598	$10.79328	60,038
ProFund VP Asia 30
01/01/2009 to 12/31/2009	$17.17158	$25.90947	127,825
01/01/2010 to 12/31/2010	$25.90947	$28.87861	92,019
01/01/2011 to 12/31/2011	$28.87861	$20.62957	64,537
01/01/2012 to 12/31/2012	$20.62957	$23.30892	66,234
01/01/2013 to 12/31/2013	$23.30892	$26.22278	50,852
01/01/2014 to 12/31/2014	$26.22278	$25.25635	34,582
01/01/2015 to 12/31/2015	$25.25635	$22.39516	30,174
01/01/2016 to 12/31/2016	$22.39516	$22.05533	17,695
01/01/2017 to 12/31/2017	$22.05533	$28.67871	14,882
01/01/2018 to 12/31/2018	$28.67871	$22.84073	8,847

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Banks
01/01/2009 to 12/31/2009	$5.72012	$5.35957	84,204
01/01/2010 to 12/31/2010	$5.35957	$5.68154	36,185
01/01/2011 to 12/31/2011	$5.68154	$4.07217	20,307
01/01/2012 to 12/31/2012	$4.07217	$5.31544	34,087
01/01/2013 to 12/31/2013	$5.31544	$6.94133	30,523
01/01/2014 to 12/31/2014	$6.94133	$7.49689	19,973
01/01/2015 to 12/31/2015	$7.49689	$7.30387	16,480
01/01/2016 to 12/31/2016	$7.30387	$8.80749	34,184
01/01/2017 to 12/31/2017	$8.80749	$10.16308	35,505
01/01/2018 to 12/31/2018	$10.16308	$8.16372	29,923
ProFund VP Basic Materials
01/01/2009 to 12/31/2009	$9.88298	$15.70221	184,067
01/01/2010 to 12/31/2010	$15.70221	$19.92766	143,104
01/01/2011 to 12/31/2011	$19.92766	$16.35027	76,813
01/01/2012 to 12/31/2012	$16.35027	$17.35552	61,895
01/01/2013 to 12/31/2013	$17.35552	$20.11281	59,349
01/01/2014 to 12/31/2014	$20.11281	$20.01213	31,381
01/01/2015 to 12/31/2015	$20.01213	$16.85543	24,027
01/01/2016 to 12/31/2016	$16.85543	$19.54386	20,536
01/01/2017 to 12/31/2017	$19.54386	$23.51562	14,774
01/01/2018 to 12/31/2018	$23.51562	$18.94436	12,809
ProFund VP Bear
01/01/2009 to 12/31/2009	$7.72290	$5.45080	264,037
01/01/2010 to 12/31/2010	$5.45080	$4.38433	106,376
01/01/2011 to 12/31/2011	$4.38433	$3.90909	113,352
01/01/2012 to 12/31/2012	$3.90909	$3.19008	72,573
01/01/2013 to 12/31/2013	$3.19008	$2.29269	68,636
01/01/2014 to 12/31/2014	$2.29269	$1.92367	57,916
01/01/2015 to 12/31/2015	$1.92367	$1.78966	57,382
01/01/2016 to 12/31/2016	$1.78966	$1.52266	100,250
01/01/2017 to 12/31/2017	$1.52266	$1.22231	84,671
01/01/2018 to 12/31/2018	$1.22231	$1.24442	57,289
ProFund VP Bull
01/01/2009 to 12/31/2009	$8.81091	$10.72041	283,383
01/01/2010 to 12/31/2010	$10.72041	$11.80952	164,975
01/01/2011 to 12/31/2011	$11.80952	$11.55625	126,927
01/01/2012 to 12/31/2012	$11.55625	$12.87768	107,446
01/01/2013 to 12/31/2013	$12.87768	$16.35051	141,284
01/01/2014 to 12/31/2014	$16.35051	$17.83384	130,025
01/01/2015 to 12/31/2015	$17.83384	$17.37055	73,967
01/01/2016 to 12/31/2016	$17.37055	$18.64028	83,123
01/01/2017 to 12/31/2017	$18.64028	$21.76895	56,377
01/01/2018 to 12/31/2018	$21.76895	$19.98901	23,449
ProFund VP Consumer Goods Portfolio
01/01/2009 to 12/31/2009	$9.94990	$11.83570	34,468
01/01/2010 to 12/31/2010	$11.83570	$13.59211	64,627
01/01/2011 to 12/31/2011	$13.59211	$14.22436	29,587
01/01/2012 to 12/31/2012	$14.22436	$15.42930	39,678
01/01/2013 to 12/31/2013	$15.42930	$19.39335	53,737
01/01/2014 to 12/31/2014	$19.39335	$20.91725	24,739
01/01/2015 to 12/31/2015	$20.91725	$21.31976	26,727
01/01/2016 to 12/31/2016	$21.31976	$21.60186	11,677
01/01/2017 to 12/31/2017	$21.60186	$24.32117	9,768
01/01/2018 to 12/31/2018	$24.32117	$20.27292	7,219

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Consumer Services
01/01/2009 to 12/31/2009	$7.54205	$9.65329	23,198
01/01/2010 to 12/31/2010	$9.65329	$11.46634	20,918
01/01/2011 to 12/31/2011	$11.46634	$11.83740	11,838
01/01/2012 to 12/31/2012	$11.83740	$14.14216	27,651
01/01/2013 to 12/31/2013	$14.14216	$19.35550	43,884
01/01/2014 to 12/31/2014	$19.35550	$21.29940	12,005
01/01/2015 to 12/31/2015	$21.29940	$21.81880	17,066
01/01/2016 to 12/31/2016	$21.81880	$22.24459	8,728
01/01/2017 to 12/31/2017	$22.24459	$25.76600	7,282
01/01/2018 to 12/31/2018	$25.76600	$25.36410	8,947
ProFund VP Europe 30
01/01/2009 to 12/31/2009	$10.99668	$14.23514	48,736
01/01/2010 to 12/31/2010	$14.23514	$14.29614	29,674
01/01/2011 to 12/31/2011	$14.29614	$12.74623	16,176
01/01/2012 to 12/31/2012	$12.74623	$14.54132	35,882
01/01/2013 to 12/31/2013	$14.54132	$17.30737	32,504
01/01/2014 to 12/31/2014	$17.30737	$15.47073	44,881
01/01/2015 to 12/31/2015	$15.47073	$13.49126	46,100
01/01/2016 to 12/31/2016	$13.49126	$14.23296	39,552
01/01/2017 to 12/31/2017	$14.23296	$16.67336	34,177
01/01/2018 to 12/31/2018	$16.67336	$14.00795	31,838
ProFund VP Financials
01/01/2009 to 12/31/2009	$5.99870	$6.75071	136,275
01/01/2010 to 12/31/2010	$6.75071	$7.32763	120,152
01/01/2011 to 12/31/2011	$7.32763	$6.17852	67,948
01/01/2012 to 12/31/2012	$6.17852	$7.54051	122,229
01/01/2013 to 12/31/2013	$7.54051	$9.74536	89,143
01/01/2014 to 12/31/2014	$9.74536	$10.76762	46,985
01/01/2015 to 12/31/2015	$10.76762	$10.37860	36,094
01/01/2016 to 12/31/2016	$10.37860	$11.71203	46,991
01/01/2017 to 12/31/2017	$11.71203	$13.54572	39,798
01/01/2018 to 12/31/2018	$13.54572	$11.87068	27,965
ProFund VP Health Care
01/01/2009 to 12/31/2009	$9.10918	$10.65645	81,010
01/01/2010 to 12/31/2010	$10.65645	$10.72403	75,184
01/01/2011 to 12/31/2011	$10.72403	$11.55511	61,783
01/01/2012 to 12/31/2012	$11.55511	$13.27406	71,876
01/01/2013 to 12/31/2013	$13.27406	$18.15294	61,836
01/01/2014 to 12/31/2014	$18.15294	$21.97236	148,164
01/01/2015 to 12/31/2015	$21.97236	$22.58000	131,056
01/01/2016 to 12/31/2016	$22.58000	$21.20018	89,176
01/01/2017 to 12/31/2017	$21.20018	$25.08521	56,843
01/01/2018 to 12/31/2018	$25.08521	$25.63157	52,950
ProFund VP Industrials
01/01/2009 to 12/31/2009	$9.89625	$12.01710	57,678
01/01/2010 to 12/31/2010	$12.01710	$14.55153	25,519
01/01/2011 to 12/31/2011	$14.55153	$13.98502	24,580
01/01/2012 to 12/31/2012	$13.98502	$15.84575	14,141
01/01/2013 to 12/31/2013	$15.84575	$21.42649	10,222
01/01/2014 to 12/31/2014	$21.42649	$22.13509	16,473
01/01/2015 to 12/31/2015	$22.13509	$20.91840	16,074
01/01/2016 to 12/31/2016	$20.91840	$24.06164	17,137
01/01/2017 to 12/31/2017	$24.06164	$28.81973	15,930
01/01/2018 to 12/31/2018	$28.81973	$24.59713	11,704

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Japan
01/01/2009 to 12/31/2009	$10.22458	$11.03810	31,756
01/01/2010 to 12/31/2010	$11.03810	$10.09505	29,673
01/01/2011 to 12/31/2011	$10.09505	$8.04681	26,372
01/01/2012 to 12/31/2012	$8.04681	$9.68045	49,791
01/01/2013 to 12/31/2013	$9.68045	$14.04166	31,029
01/01/2014 to 12/31/2014	$14.04166	$14.18307	22,199
01/01/2015 to 12/31/2015	$14.18307	$14.68431	18,813
01/01/2016 to 12/31/2016	$14.68431	$14.42877	12,825
01/01/2017 to 12/31/2017	$14.42877	$16.72470	11,524
01/01/2018 to 12/31/2018	$16.72470	$14.45914	10,323
ProFund VP Large-Cap Growth
01/01/2009 to 12/31/2009	$7.21636	$9.16080	90,675
01/01/2010 to 12/31/2010	$9.16080	$10.14566	75,262
01/01/2011 to 12/31/2011	$10.14566	$10.23876	65,725
01/01/2012 to 12/31/2012	$10.23876	$11.29232	61,765
01/01/2013 to 12/31/2013	$11.29232	$14.43814	50,588
01/01/2014 to 12/31/2014	$14.43814	$15.95415	67,666
01/01/2015 to 12/31/2015	$15.95415	$16.19767	47,572
01/01/2016 to 12/31/2016	$16.19767	$16.64529	26,227
01/01/2017 to 12/31/2017	$16.64529	$20.40809	16,278
01/01/2018 to 12/31/2018	$20.40809	$19.59551	13,628
ProFund VP Large-Cap Value
01/01/2009 to 12/31/2009	$6.92383	$8.09380	87,465
01/01/2010 to 12/31/2010	$8.09380	$8.94100	63,646
01/01/2011 to 12/31/2011	$8.94100	$8.63720	105,107
01/01/2012 to 12/31/2012	$8.63720	$9.75439	46,554
01/01/2013 to 12/31/2013	$9.75439	$12.39800	40,409
01/01/2014 to 12/31/2014	$12.39800	$13.40224	54,368
01/01/2015 to 12/31/2015	$13.40224	$12.49308	16,271
01/01/2016 to 12/31/2016	$12.49308	$14.11162	18,465
01/01/2017 to 12/31/2017	$14.11162	$15.66429	17,770
01/01/2018 to 12/31/2018	$15.66429	$13.69698	10,131
ProFund VP Mid-Cap Growth
01/01/2009 to 12/31/2009	$9.67794	$13.09851	57,593
01/01/2010 to 12/31/2010	$13.09851	$16.45947	125,676
01/01/2011 to 12/31/2011	$16.45947	$15.64013	66,754
01/01/2012 to 12/31/2012	$15.64013	$17.65706	62,357
01/01/2013 to 12/31/2013	$17.65706	$22.55162	76,336
01/01/2014 to 12/31/2014	$22.55162	$23.36679	55,337
01/01/2015 to 12/31/2015	$23.36679	$22.92927	41,905
01/01/2016 to 12/31/2016	$22.92927	$25.32663	46,740
01/01/2017 to 12/31/2017	$25.32663	$29.32074	30,125
01/01/2018 to 12/31/2018	$29.32074	$25.25056	14,381
ProFund VP Mid-Cap Value
01/01/2009 to 12/31/2009	$10.92783	$13.99406	68,599
01/01/2010 to 12/31/2010	$13.99406	$16.49376	62,640
01/01/2011 to 12/31/2011	$16.49376	$15.50639	56,083
01/01/2012 to 12/31/2012	$15.50639	$17.68566	68,194
01/01/2013 to 12/31/2013	$17.68566	$22.87101	75,345
01/01/2014 to 12/31/2014	$22.87101	$24.65872	54,109
01/01/2015 to 12/31/2015	$24.65872	$22.14407	37,671
01/01/2016 to 12/31/2016	$22.14407	$26.94375	49,528
01/01/2017 to 12/31/2017	$26.94375	$29.16318	29,808
01/01/2018 to 12/31/2018	$29.16318	$24.74058	16,903

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP NASDAQ-100
01/01/2009 to 12/31/2009	$9.34870	$13.90539	56,305
01/01/2010 to 12/31/2010	$13.90539	$16.08916	44,490
01/01/2011 to 12/31/2011	$16.08916	$15.97316	58,595
01/01/2012 to 12/31/2012	$15.97316	$18.16598	56,821
01/01/2013 to 12/31/2013	$18.16598	$23.86810	60,001
01/01/2014 to 12/31/2014	$23.86810	$27.32684	49,187
01/01/2015 to 12/31/2015	$27.32684	$28.73269	39,148
01/01/2016 to 12/31/2016	$28.73269	$29.59445	27,080
01/01/2017 to 12/31/2017	$29.59445	$37.75586	21,556
01/01/2018 to 12/31/2018	$37.75586	$36.24893	10,249
ProFund VP Oil & Gas
01/01/2009 to 12/31/2009	$18.57596	$20.99369	129,604
01/01/2010 to 12/31/2010	$20.99369	$24.19135	129,411
01/01/2011 to 12/31/2011	$24.19135	$24.20404	91,966
01/01/2012 to 12/31/2012	$24.20404	$24.36859	79,487
01/01/2013 to 12/31/2013	$24.36859	$29.58463	58,151
01/01/2014 to 12/31/2014	$29.58463	$25.80226	53,453
01/01/2015 to 12/31/2015	$25.80226	$19.34613	37,455
01/01/2016 to 12/31/2016	$19.34613	$23.50963	36,406
01/01/2017 to 12/31/2017	$23.50963	$22.27535	31,332
01/01/2018 to 12/31/2018	$22.27535	$17.38612	22,601
ProFund VP Pharmaceuticals
01/01/2009 to 12/31/2009	$7.19430	$8.22912	44,723
01/01/2010 to 12/31/2010	$8.22912	$8.09066	53,060
01/01/2011 to 12/31/2011	$8.09066	$9.19429	61,543
01/01/2012 to 12/31/2012	$9.19429	$10.06260	59,313
01/01/2013 to 12/31/2013	$10.06260	$12.96052	35,343
01/01/2014 to 12/31/2014	$12.96052	$15.13716	46,421
01/01/2015 to 12/31/2015	$15.13716	$15.46986	31,765
01/01/2016 to 12/31/2016	$15.46986	$14.57291	19,943
01/01/2017 to 12/31/2017	$14.57291	$15.73758	10,485
01/01/2018 to 12/31/2018	$15.73758	$14.44277	8,736
ProFund VP Precious Metals
01/01/2009 to 12/31/2009	$14.29971	$18.93485	228,627
01/01/2010 to 12/31/2010	$18.93485	$24.62930	229,454
01/01/2011 to 12/31/2011	$24.62930	$19.46979	140,220
01/01/2012 to 12/31/2012	$19.46979	$16.27892	144,590
01/01/2013 to 12/31/2013	$16.27892	$9.88439	123,490
01/01/2014 to 12/31/2014	$9.88439	$7.36334	118,144
01/01/2015 to 12/31/2015	$7.36334	$4.83775	83,839
01/01/2016 to 12/31/2016	$4.83775	$7.37655	93,552
01/01/2017 to 12/31/2017	$7.37655	$7.59944	62,535
01/01/2018 to 12/31/2018	$7.59944	$6.43365	58,137
ProFund VP Real Estate
01/01/2009 to 12/31/2009	$10.12781	$12.67473	61,430
01/01/2010 to 12/31/2010	$12.67473	$15.46486	48,254
01/01/2011 to 12/31/2011	$15.46486	$15.85182	30,773
01/01/2012 to 12/31/2012	$15.85182	$18.17385	38,200
01/01/2013 to 12/31/2013	$18.17385	$17.79948	24,140
01/01/2014 to 12/31/2014	$17.79948	$21.77426	30,138
01/01/2015 to 12/31/2015	$21.77426	$21.37526	15,638
01/01/2016 to 12/31/2016	$21.37526	$22.11446	13,305
01/01/2017 to 12/31/2017	$22.11446	$23.38235	6,915
01/01/2018 to 12/31/2018	$23.38235	$21.57352	2,512

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Rising Rates Opportunity
01/01/2009 to 12/31/2009	$4.33572	$5.60795	213,459
01/01/2010 to 12/31/2010	$5.60795	$4.60786	224,827
01/01/2011 to 12/31/2011	$4.60786	$2.81800	97,280
01/01/2012 to 12/31/2012	$2.81800	$2.56605	116,206
01/01/2013 to 12/31/2013	$2.56605	$2.92470	244,661
01/01/2014 to 12/31/2014	$2.92470	$1.99582	208,647
01/01/2015 to 12/31/2015	$1.99582	$1.92187	102,920
01/01/2016 to 12/31/2016	$1.92187	$1.78357	46,936
01/01/2017 to 12/31/2017	$1.78357	$1.53750	35,111
01/01/2018 to 12/31/2018	$1.53750	$1.56689	98,112
ProFund VP Short NASDAQ-100
01/01/2009 to 12/31/2009	$6.64848	$3.86030	69,995
01/01/2010 to 12/31/2010	$3.86030	$2.97701	55,108
01/01/2011 to 12/31/2011	$2.97701	$2.60795	57,620
01/01/2012 to 12/31/2012	$2.60795	$2.07216	7,430
01/01/2013 to 12/31/2013	$2.07216	$1.43141	4,541
01/01/2014 to 12/31/2014	$1.43141	$1.12913	4,380
01/01/2015 to 12/31/2015	$1.12913	$0.96078	4,312
01/01/2016 to 12/31/2016	$0.96078	$0.84562	61,766
01/01/2017 to 12/31/2017	$0.84562	$0.61859	51,424
01/01/2018 to 12/31/2018	$0.61859	$0.58785	47,809
ProFund VP Small-Cap Growth
01/01/2009 to 12/31/2009	$11.21746	$13.84872	71,642
01/01/2010 to 12/31/2010	$13.84872	$17.03715	101,087
01/01/2011 to 12/31/2011	$17.03715	$16.88507	65,138
01/01/2012 to 12/31/2012	$16.88507	$18.58356	44,142
01/01/2013 to 12/31/2013	$18.58356	$25.53533	69,010
01/01/2014 to 12/31/2014	$25.53533	$25.52927	56,875
01/01/2015 to 12/31/2015	$25.52927	$25.27341	38,497
01/01/2016 to 12/31/2016	$25.27341	$29.73578	45,030
01/01/2017 to 12/31/2017	$29.73578	$32.87205	21,771
01/01/2018 to 12/31/2018	$32.87205	$30.31258	16,453
ProFund VP Small-Cap Value
01/01/2009 to 12/31/2009	$11.31271	$13.32787	69,299
01/01/2010 to 12/31/2010	$13.32787	$15.92396	61,488
01/01/2011 to 12/31/2011	$15.92396	$14.94293	36,700
01/01/2012 to 12/31/2012	$14.94293	$16.98348	52,340
01/01/2013 to 12/31/2013	$16.98348	$22.87971	78,423
01/01/2014 to 12/31/2014	$22.87971	$23.68946	56,926
01/01/2015 to 12/31/2015	$23.68946	$21.26119	36,545
01/01/2016 to 12/31/2016	$21.26119	$26.79241	50,378
01/01/2017 to 12/31/2017	$26.79241	$28.76409	25,337
01/01/2018 to 12/31/2018	$28.76409	$24.14144	11,308
ProFund VP Telecommunications
01/01/2009 to 12/31/2009	$9.28575	$9.75111	19,670
01/01/2010 to 12/31/2010	$9.75111	$11.03841	54,476
01/01/2011 to 12/31/2011	$11.03841	$11.00334	22,086
01/01/2012 to 12/31/2012	$11.00334	$12.54471	14,614
01/01/2013 to 12/31/2013	$12.54471	$13.75657	10,200
01/01/2014 to 12/31/2014	$13.75657	$13.53694	10,202
01/01/2015 to 12/31/2015	$13.53694	$13.44752	7,916
01/01/2016 to 12/31/2016	$13.44752	$16.00910	23,366
01/01/2017 to 12/31/2017	$16.00910	$15.33325	20,847
01/01/2018 to 12/31/2018	$15.33325	$12.73571	15,654

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP U.S. Government Plus
01/01/2009 to 12/31/2009	$16.17970	$10.66770	63,216
01/01/2010 to 12/31/2010	$10.66770	$11.49304	38,912
01/01/2011 to 12/31/2011	$11.49304	$16.14092	97,903
01/01/2012 to 12/31/2012	$16.14092	$15.94694	39,726
01/01/2013 to 12/31/2013	$15.94694	$12.62165	24,069
01/01/2014 to 12/31/2014	$12.62165	$16.84506	38,077
01/01/2015 to 12/31/2015	$16.84506	$15.55295	10,716
01/01/2016 to 12/31/2016	$15.55295	$15.17274	10,233
01/01/2017 to 12/31/2017	$15.17274	$16.25612	9,610
01/01/2018 to 12/31/2018	$16.25612	$15.04216	7,880
ProFund VP UltraMid-Cap
01/01/2009 to 12/31/2009	$8.45015	$13.70788	288,399
01/01/2010 to 12/31/2010	$13.70788	$20.07703	153,212
01/01/2011 to 12/31/2011	$20.07703	$16.96458	88,999
01/01/2012 to 12/31/2012	$16.96458	$21.99235	45,447
01/01/2013 to 12/31/2013	$21.99235	$36.71577	51,106
01/01/2014 to 12/31/2014	$36.71577	$41.43825	23,649
01/01/2015 to 12/31/2015	$41.43825	$36.83757	17,186
01/01/2016 to 12/31/2016	$36.83757	$49.71429	14,432
01/01/2017 to 12/31/2017	$49.71429	$62.68829	6,612
01/01/2018 to 12/31/2018	$62.68829	$44.91300	5,296
ProFund VP Utilities
01/01/2009 to 12/31/2009	$14.79940	$16.03593	74,218
01/01/2010 to 12/31/2010	$16.03593	$16.62510	83,533
01/01/2011 to 12/31/2011	$16.62510	$19.11708	95,026
01/01/2012 to 12/31/2012	$19.11708	$18.73146	63,724
01/01/2013 to 12/31/2013	$18.73146	$20.76888	59,855
01/01/2014 to 12/31/2014	$20.76888	$25.58287	42,365
01/01/2015 to 12/31/2015	$25.58287	$23.43020	33,265
01/01/2016 to 12/31/2016	$23.43020	$26.38464	28,103
01/01/2017 to 12/31/2017	$26.38464	$28.56602	18,511
01/01/2018 to 12/31/2018	$28.56602	$28.75464	15,968
PSF SP International Growth Portfolio
formerly,Prudential SP International Growth Portfolio
01/01/2009 to 12/31/2009	$8.07643	$10.83858	67,287
01/01/2010 to 12/31/2010	$10.83858	$12.09141	37,928
01/01/2011 to 12/31/2011	$12.09141	$10.06708	27,818
01/01/2012 to 12/31/2012	$10.06708	$12.05649	28,224
01/01/2013 to 12/31/2013	$12.05649	$14.02340	19,206
01/01/2014 to 12/31/2014	$14.02340	$12.93756	15,281
01/01/2015 to 12/31/2015	$12.93756	$13.08563	19,365
01/01/2016 to 12/31/2016	$13.08563	$12.34624	6,372
01/01/2017 to 12/31/2017	$12.34624	$16.40850	658
01/01/2018 to 12/31/2018	$16.40850	$13.99685	1,294
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$14.09500	$17.00341	114,482
01/01/2011 to 12/31/2011	$17.00341	$14.51025	121,166
01/01/2012 to 12/31/2012	$14.51025	$16.14010	75,836
01/01/2013 to 12/31/2013	$16.14010	$18.94220	66,421
01/01/2014 to 12/31/2014	$18.94220	$17.55244	49,297
01/01/2015 to 12/31/2015	$17.55244	$17.56932	43,388
01/01/2016 to 12/31/2016	$17.56932	$17.75221	37,491
01/01/2017 to 12/31/2017	$17.75221	$21.68994	25,983
01/01/2018 to 12/31/2018	$21.68994	$17.64318	19,919

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$14.91411	$18.76482	82,347
01/01/2011 to 12/31/2011	$18.76482	$17.37830	92,812
01/01/2012 to 12/31/2012	$17.37830	$20.53346	93,751
01/01/2013 to 12/31/2013	$20.53346	$28.17261	70,175
01/01/2014 to 12/31/2014	$28.17261	$28.69376	53,086
01/01/2015 to 12/31/2015	$28.69376	$28.53191	45,985
01/01/2016 to 12/31/2016	$28.53191	$28.13427	38,065
01/01/2017 to 12/31/2017	$28.13427	$37.15414	17,797
01/01/2018 to 12/31/2018	$37.15414	$36.53938	9,363
Wells Fargo VT Small Cap Growth Fund - Class 1
07/16/2010* to 12/31/2010	$9.59313	$12.21969	97,640
01/01/2011 to 12/31/2011	$12.21969	$11.43812	47,400
01/01/2012 to 12/31/2012	$11.43812	$12.09953	46,887
01/01/2013 to 12/31/2013	$12.09953	$17.82516	48,888
01/01/2014 to 12/31/2014	$17.82516	$17.14978	38,318
01/01/2015 to 12/31/2015	$17.14978	$16.33890	21,363
01/01/2016 to 12/31/2016	$16.33890	$17.28428	21,671
01/01/2017 to 12/31/2017	$17.28428	$21.33475	19,608
01/01/2018 to 12/31/2018	$21.33475	$21.18124	23,913
*Denotes the start date of these sub-accounts

ASL II
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With LT5 or with any one of EBP or HAV and GMWB or HAV and HD GRO/GRO Plus 2008 or EBP and HD
GRO/GRO Plus 2008 OR HD GRO 60 bps OR GRO Plus 2008 60 bps or HD5 (2.25%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ACCESS VP High Yield Fund
01/01/2009 to 12/31/2009	$10.79811	$12.34044	0
01/01/2010 to 12/31/2010	$12.34044	$14.03817	0
01/01/2011 to 12/31/2011	$14.03817	$14.09977	0
01/01/2012 to 12/31/2012	$14.09977	$15.72856	0
01/01/2013 to 12/31/2013	$15.72856	$16.91508	0
01/01/2014 to 12/31/2014	$16.91508	$16.92122	0
01/01/2015 to 12/31/2015	$16.92122	$16.56601	0
01/01/2016 to 12/31/2016	$16.56601	$17.65187	0
01/01/2017 to 12/31/2017	$17.65187	$18.08311	0
01/01/2018 to 12/31/2018	$18.08311	$17.56593	0
AST Academic Strategies Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.78062	$9.45814	74,798,204
01/01/2010 to 12/31/2010	$9.45814	$10.35156	72,644,706
01/01/2011 to 12/31/2011	$10.35156	$9.84994	61,319,650
01/01/2012 to 12/31/2012	$9.84994	$10.83790	57,128,002
01/01/2013 to 12/31/2013	$10.83790	$11.65077	50,094,174
01/01/2014 to 12/31/2014	$11.65077	$11.82354	43,460,769
01/01/2015 to 12/31/2015	$11.82354	$11.18545	35,546,064
01/01/2016 to 12/31/2016	$11.18545	$11.62708	24,834,197
01/01/2017 to 12/31/2017	$11.62708	$12.79662	16,373,530
01/01/2018 to 12/31/2018	$12.79662	$11.48951	12,117,690
AST Advanced Strategies Portfolio
01/01/2009 to 12/31/2009	$7.79081	$9.61091	28,706,289
01/01/2010 to 12/31/2010	$9.61091	$10.68241	30,055,291
01/01/2011 to 12/31/2011	$10.68241	$10.45419	25,000,590
01/01/2012 to 12/31/2012	$10.45419	$11.61340	25,101,059
01/01/2013 to 12/31/2013	$11.61340	$13.23168	24,024,892
01/01/2014 to 12/31/2014	$13.23168	$13.72398	22,055,595
01/01/2015 to 12/31/2015	$13.72398	$13.52288	18,525,032
01/01/2016 to 12/31/2016	$13.52288	$14.15876	14,025,150
01/01/2017 to 12/31/2017	$14.15876	$16.18382	9,189,139
01/01/2018 to 12/31/2018	$16.18382	$14.88656	6,641,136
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99813	$11.58881	732
01/01/2014 to 12/31/2014	$11.58881	$12.81986	6,256
01/01/2015 to 12/31/2015	$12.81986	$12.74783	3,619
01/01/2016 to 12/31/2016	$12.74783	$13.79544	6,341
01/01/2017 to 12/31/2017	$13.79544	$16.47114	8,253
01/01/2018 to 12/31/2018	$16.47114	$14.78902	3,961
AST Balanced Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$8.04816	$9.69993	31,686,971
01/01/2010 to 12/31/2010	$9.69993	$10.64934	36,176,891
01/01/2011 to 12/31/2011	$10.64934	$10.28360	28,001,755
01/01/2012 to 12/31/2012	$10.28360	$11.30592	27,966,738
01/01/2013 to 12/31/2013	$11.30592	$13.00200	25,877,571
01/01/2014 to 12/31/2014	$13.00200	$13.53824	22,829,372
01/01/2015 to 12/31/2015	$13.53824	$13.29657	18,611,099
01/01/2016 to 12/31/2016	$13.29657	$13.81670	14,235,835
01/01/2017 to 12/31/2017	$13.81670	$15.52001	10,439,606
01/01/2018 to 12/31/2018	$15.52001	$14.42039	7,146,379

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99813	$9.12934	780,622
01/01/2012 to 12/31/2012	$9.12934	$9.98507	1,253,385
01/01/2013 to 12/31/2013	$9.98507	$10.81976	1,726,168
01/01/2014 to 12/31/2014	$10.81976	$11.09403	1,570,720
01/01/2015 to 12/31/2015	$11.09403	$10.51899	1,447,431
01/01/2016 to 12/31/2016	$10.51899	$10.99861	1,249,534
01/01/2017 to 12/31/2017	$10.99861	$12.10776	991,268
01/01/2018 to 12/31/2018	$12.10776	$11.20908	853,503
AST BlackRock Low Duration Bond Portfolio
01/01/2009 to 12/31/2009	$12.08671	$13.02347	7,445,388
01/01/2010 to 12/31/2010	$13.02347	$13.22684	7,123,302
01/01/2011 to 12/31/2011	$13.22684	$13.22045	5,625,465
01/01/2012 to 12/31/2012	$13.22045	$13.52923	5,727,313
01/01/2013 to 12/31/2013	$13.52923	$12.93732	5,935,675
01/01/2014 to 12/31/2014	$12.93732	$12.63408	5,489,212
01/01/2015 to 12/31/2015	$12.63408	$12.40959	3,496,883
01/01/2016 to 12/31/2016	$12.40959	$12.32984	2,971,950
01/01/2017 to 12/31/2017	$12.32984	$12.25859	2,744,955
01/01/2018 to 12/31/2018	$12.25859	$12.07065	2,221,969
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2009 to 12/31/2009	$13.45034	$15.32066	10,035,432
01/01/2010 to 12/31/2010	$15.32066	$16.13186	11,515,430
01/01/2011 to 12/31/2011	$16.13186	$16.27076	8,611,634
01/01/2012 to 12/31/2012	$16.27076	$17.38672	8,501,917
01/01/2013 to 12/31/2013	$17.38672	$16.68323	7,966,223
01/01/2014 to 12/31/2014	$16.68323	$16.99789	6,878,242
01/01/2015 to 12/31/2015	$16.99789	$16.26518	5,589,579
01/01/2016 to 12/31/2016	$16.26518	$16.57224	4,424,913
01/01/2017 to 12/31/2017	$16.57224	$16.90705	3,862,418
01/01/2018 to 12/31/2018	$16.90705	$16.41549	3,367,761
AST Bond Portfolio 2018
01/01/2009 to 12/31/2009	$11.98345	$11.00507	648,900
01/01/2010 to 12/31/2010	$11.00507	$11.96080	380,587
01/01/2011 to 12/31/2011	$11.96080	$13.27983	18,091,824
01/01/2012 to 12/31/2012	$13.27983	$13.72250	11,790,403
01/01/2013 to 12/31/2013	$13.72250	$12.99219	4,617,331
01/01/2014 to 12/31/2014	$12.99219	$13.03799	2,404,974
01/01/2015 to 12/31/2015	$13.03799	$12.84793	1,756,047
01/01/2016 to 12/31/2016	$12.84793	$12.76158	1,278,943
01/01/2017 to 12/31/2017	$12.76158	$12.56423	1,645,086
01/01/2018 to 12/31/2018	$12.56423	$12.37291	0
AST Bond Portfolio 2019
01/01/2009 to 12/31/2009	$12.05203	$10.87358	975,406
01/01/2010 to 12/31/2010	$10.87358	$11.83651	825,635
01/01/2011 to 12/31/2011	$11.83651	$13.41879	493,191
01/01/2012 to 12/31/2012	$13.41879	$13.88487	5,116,240
01/01/2013 to 12/31/2013	$13.88487	$12.91675	2,901,825
01/01/2014 to 12/31/2014	$12.91675	$13.16450	1,609,704
01/01/2015 to 12/31/2015	$13.16450	$13.00610	1,377,772
01/01/2016 to 12/31/2016	$13.00610	$12.89801	1,126,796
01/01/2017 to 12/31/2017	$12.89801	$12.70451	847,400
01/01/2018 to 12/31/2018	$12.70451	$12.48730	2,148,333

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2020
01/02/2009* to 12/31/2009	$9.99875	$8.74851	23,608
01/01/2010 to 12/31/2010	$8.74851	$9.56453	1,680,903
01/01/2011 to 12/31/2011	$9.56453	$11.09584	404,480
01/01/2012 to 12/31/2012	$11.09584	$11.53121	92,420
01/01/2013 to 12/31/2013	$11.53121	$10.53720	7,694,304
01/01/2014 to 12/31/2014	$10.53720	$10.93454	4,819,894
01/01/2015 to 12/31/2015	$10.93454	$10.85175	4,640,460
01/01/2016 to 12/31/2016	$10.85175	$10.81571	3,592,183
01/01/2017 to 12/31/2017	$10.81571	$10.66655	1,714,892
01/01/2018 to 12/31/2018	$10.66655	$10.45592	1,584,414
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99751	$10.95792	1,406,400
01/01/2011 to 12/31/2011	$10.95792	$12.88634	16,469,682
01/01/2012 to 12/31/2012	$12.88634	$13.45163	7,323,210
01/01/2013 to 12/31/2013	$13.45163	$12.22846	927,728
01/01/2014 to 12/31/2014	$12.22846	$12.87138	6,633,381
01/01/2015 to 12/31/2015	$12.87138	$12.80615	6,833,648
01/01/2016 to 12/31/2016	$12.80615	$12.77323	4,695,140
01/01/2017 to 12/31/2017	$12.77323	$12.68386	2,044,893
01/01/2018 to 12/31/2018	$12.68386	$12.40526	1,511,590
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99813	$11.96567	6,285,340
01/01/2012 to 12/31/2012	$11.96567	$12.37998	9,408,401
01/01/2013 to 12/31/2013	$12.37998	$10.92199	1,386,073
01/01/2014 to 12/31/2014	$10.92199	$11.78335	837,634
01/01/2015 to 12/31/2015	$11.78335	$11.75968	5,222,668
01/01/2016 to 12/31/2016	$11.75968	$11.70566	4,736,074
01/01/2017 to 12/31/2017	$11.70566	$11.62259	1,933,127
01/01/2018 to 12/31/2018	$11.62259	$11.34296	1,523,336
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99751	$10.35126	3,237,048
01/01/2013 to 12/31/2013	$10.35126	$9.08632	14,801,913
01/01/2014 to 12/31/2014	$9.08632	$10.00273	4,961,244
01/01/2015 to 12/31/2015	$10.00273	$10.04246	1,040,932
01/01/2016 to 12/31/2016	$10.04246	$10.00460	1,912,486
01/01/2017 to 12/31/2017	$10.00460	$9.94586	899,611
01/01/2018 to 12/31/2018	$9.94586	$9.69525	837,167
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99875	$8.70947	6,630,745
01/01/2014 to 12/31/2014	$8.70947	$9.75579	5,457,145
01/01/2015 to 12/31/2015	$9.75579	$9.80724	234,639
01/01/2016 to 12/31/2016	$9.80724	$9.76974	46,803
01/01/2017 to 12/31/2017	$9.76974	$9.71118	2,079,541
01/01/2018 to 12/31/2018	$9.71118	$9.43047	2,716,195
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99875	$11.25113	2,355,714
01/01/2015 to 12/31/2015	$11.25113	$11.21771	11,698,029
01/01/2016 to 12/31/2016	$11.21771	$11.23691	1,095,110
01/01/2017 to 12/31/2017	$11.23691	$11.18572	335,227
01/01/2018 to 12/31/2018	$11.18572	$10.85243	3,961,836
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99875	$9.89229	2,690,626
01/01/2016 to 12/31/2016	$9.89229	$9.87108	8,150,607
01/01/2017 to 12/31/2017	$9.87108	$9.88313	4,500,780
01/01/2018 to 12/31/2018	$9.88313	$9.55919	4,343,063

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99751	$9.83428	7,237,779
01/01/2017 to 12/31/2017	$9.83428	$9.87160	4,336,330
01/01/2018 to 12/31/2018	$9.87160	$9.52683	3,751,637
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99751	$9.99078	212,979
01/01/2018 to 12/31/2018	$9.99078	$9.56405	1,420,574
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99751	$9.61738	331,804
AST Capital Growth Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.58086	$9.28741	102,077,908
01/01/2010 to 12/31/2010	$9.28741	$10.29270	101,267,042
01/01/2011 to 12/31/2011	$10.29270	$9.81735	83,369,592
01/01/2012 to 12/31/2012	$9.81735	$10.91297	79,395,120
01/01/2013 to 12/31/2013	$10.91297	$13.08696	79,105,525
01/01/2014 to 12/31/2014	$13.08696	$13.68741	73,075,410
01/01/2015 to 12/31/2015	$13.68741	$13.45079	61,297,367
01/01/2016 to 12/31/2016	$13.45079	$14.04775	44,563,530
01/01/2017 to 12/31/2017	$14.04775	$16.18929	29,729,923
01/01/2018 to 12/31/2018	$16.18929	$14.83908	21,932,089
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99813	$11.60224	26,928
01/01/2014 to 12/31/2014	$11.60224	$12.88470	71,443
01/01/2015 to 12/31/2015	$12.88470	$12.14491	63,048
01/01/2016 to 12/31/2016	$12.14491	$13.64051	103,503
01/01/2017 to 12/31/2017	$13.64051	$15.78842	105,371
01/01/2018 to 12/31/2018	$15.78842	$14.69587	57,125
AST Cohen & Steers Realty Portfolio
01/01/2009 to 12/31/2009	$10.52222	$13.56929	335,750
01/01/2010 to 12/31/2010	$13.56929	$17.06995	391,589
01/01/2011 to 12/31/2011	$17.06995	$17.78627	219,652
01/01/2012 to 12/31/2012	$17.78627	$20.05378	251,456
01/01/2013 to 12/31/2013	$20.05378	$20.21676	222,435
01/01/2014 to 12/31/2014	$20.21676	$25.87128	175,435
01/01/2015 to 12/31/2015	$25.87128	$26.51426	137,109
01/01/2016 to 12/31/2016	$26.51426	$27.16726	93,066
01/01/2017 to 12/31/2017	$27.16726	$28.21630	65,467
01/01/2018 to 12/31/2018	$28.21630	$26.26653	35,166
AST Fidelity Institutional AM® Quantitative Portfolio
formerly,AST FI Pyramis® Quantitative Portfolio
01/01/2009 to 12/31/2009	$7.15461	$8.66173	25,641,694
01/01/2010 to 12/31/2010	$8.66173	$9.68308	27,635,371
01/01/2011 to 12/31/2011	$9.68308	$9.32308	23,184,216
01/01/2012 to 12/31/2012	$9.32308	$10.08212	21,922,626
01/01/2013 to 12/31/2013	$10.08212	$11.30998	19,964,859
01/01/2014 to 12/31/2014	$11.30998	$11.40390	16,669,866
01/01/2015 to 12/31/2015	$11.40390	$11.25772	14,014,163
01/01/2016 to 12/31/2016	$11.25772	$11.47308	10,417,196
01/01/2017 to 12/31/2017	$11.47308	$13.06310	6,780,442
01/01/2018 to 12/31/2018	$13.06310	$11.77874	4,800,032

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Global Real Estate Portfolio
01/01/2009 to 12/31/2009	$6.09647	$8.05091	70,669
01/01/2010 to 12/31/2010	$8.05091	$9.45957	218,068
01/01/2011 to 12/31/2011	$9.45957	$8.78115	99,905
01/01/2012 to 12/31/2012	$8.78115	$10.88404	126,250
01/01/2013 to 12/31/2013	$10.88404	$11.10163	140,444
01/01/2014 to 12/31/2014	$11.10163	$12.36289	98,667
01/01/2015 to 12/31/2015	$12.36289	$12.07388	60,233
01/01/2016 to 12/31/2016	$12.07388	$11.90852	33,972
01/01/2017 to 12/31/2017	$11.90852	$12.90860	30,606
01/01/2018 to 12/31/2018	$12.90860	$12.02231	12,565
AST Goldman Sachs Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$7.49878	$8.73649	14,472,445
01/01/2010 to 12/31/2010	$8.73649	$9.64058	13,447,482
01/01/2011 to 12/31/2011	$9.64058	$8.90390	11,688,804
01/01/2012 to 12/31/2012	$8.90390	$10.41489	10,262,995
01/01/2013 to 12/31/2013	$10.41489	$13.59543	8,689,937
01/01/2014 to 12/31/2014	$13.59543	$15.03483	7,139,424
01/01/2015 to 12/31/2015	$15.03483	$14.01737	6,343,609
01/01/2016 to 12/31/2016	$14.01737	$15.28414	5,194,687
01/01/2017 to 12/31/2017	$15.28414	$16.39738	4,443,625
01/01/2018 to 12/31/2018	$16.39738	$14.65978	3,896,628
AST Goldman Sachs Mid-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$3.04521	$4.67618	4,863,161
01/01/2010 to 12/31/2010	$4.67618	$5.47729	5,034,524
01/01/2011 to 12/31/2011	$5.47729	$5.19481	3,140,160
01/01/2012 to 12/31/2012	$5.19481	$6.07370	3,004,326
01/01/2013 to 12/31/2013	$6.07370	$7.84834	2,696,246
01/01/2014 to 12/31/2014	$7.84834	$8.55616	2,236,250
01/01/2015 to 12/31/2015	$8.55616	$7.88820	3,649,291
01/01/2016 to 12/31/2016	$7.88820	$7.83794	2,612,615
01/01/2017 to 12/31/2017	$7.83794	$9.73787	2,209,417
01/01/2018 to 12/31/2018	$9.73787	$9.10371	1,291,347
AST Goldman Sachs Multi-Asset Portfolio
01/01/2009 to 12/31/2009	$7.52918	$9.08077	4,079,583
01/01/2010 to 12/31/2010	$9.08077	$9.90600	4,803,274
01/01/2011 to 12/31/2011	$9.90600	$9.63436	3,645,383
01/01/2012 to 12/31/2012	$9.63436	$10.37119	3,718,760
01/01/2013 to 12/31/2013	$10.37119	$11.13344	3,112,862
01/01/2014 to 12/31/2014	$11.13344	$11.32279	2,777,468
01/01/2015 to 12/31/2015	$11.32279	$10.96737	2,580,058
01/01/2016 to 12/31/2016	$10.96737	$11.28475	1,743,949
01/01/2017 to 12/31/2017	$11.28475	$12.38660	1,744,721
01/01/2018 to 12/31/2018	$12.38660	$11.25189	1,045,521
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2009 to 12/31/2009	$15.31327	$18.98745	152,310
01/01/2010 to 12/31/2010	$18.98745	$23.52850	278,005
01/01/2011 to 12/31/2011	$23.52850	$23.29929	145,006
01/01/2012 to 12/31/2012	$23.29929	$26.34768	152,708
01/01/2013 to 12/31/2013	$26.34768	$35.75138	270,835
01/01/2014 to 12/31/2014	$35.75138	$37.46245	362,203
01/01/2015 to 12/31/2015	$37.46245	$34.60743	260,693
01/01/2016 to 12/31/2016	$34.60743	$42.05562	173,199
01/01/2017 to 12/31/2017	$42.05562	$46.12270	108,494
01/01/2018 to 12/31/2018	$46.12270	$38.73868	43,776

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Government Money Market Portfolio
01/01/2009 to 12/31/2009	$10.53057	$10.31903	3,829,439
01/01/2010 to 12/31/2010	$10.31903	$10.08935	3,509,980
01/01/2011 to 12/31/2011	$10.08935	$9.86499	2,513,603
01/01/2012 to 12/31/2012	$9.86499	$9.64348	1,652,100
01/01/2013 to 12/31/2013	$9.64348	$9.42647	856,838
01/01/2014 to 12/31/2014	$9.42647	$9.21425	693,229
01/01/2015 to 12/31/2015	$9.21425	$9.00703	369,983
01/01/2016 to 12/31/2016	$9.00703	$8.80484	286,582
01/01/2017 to 12/31/2017	$8.80484	$8.63651	227,838
01/01/2018 to 12/31/2018	$8.63651	$8.55091	148,690
AST High Yield Portfolio
01/01/2009 to 12/31/2009	$8.94460	$11.85201	795,835
01/01/2010 to 12/31/2010	$11.85201	$13.14939	1,105,972
01/01/2011 to 12/31/2011	$13.14939	$13.26192	726,173
01/01/2012 to 12/31/2012	$13.26192	$14.76171	739,423
01/01/2013 to 12/31/2013	$14.76171	$15.46575	468,596
01/01/2014 to 12/31/2014	$15.46575	$15.50443	325,221
01/01/2015 to 12/31/2015	$15.50443	$14.61545	240,183
01/01/2016 to 12/31/2016	$14.61545	$16.48714	225,450
01/01/2017 to 12/31/2017	$16.48714	$17.32125	209,276
01/01/2018 to 12/31/2018	$17.32125	$16.59313	141,883
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$6.38846	$7.45826	5,641,907
01/01/2010 to 12/31/2010	$7.45826	$8.24994	5,357,208
01/01/2011 to 12/31/2011	$8.24994	$7.72711	4,506,463
01/01/2012 to 12/31/2012	$7.72711	$8.82835	4,545,454
01/01/2013 to 12/31/2013	$8.82835	$12.06976	4,488,390
01/01/2014 to 12/31/2014	$12.06976	$13.42009	3,896,707
01/01/2015 to 12/31/2015	$13.42009	$12.09010	2,887,412
01/01/2016 to 12/31/2016	$12.09010	$14.16892	2,310,484
01/01/2017 to 12/31/2017	$14.16892	$16.50943	1,691,893
01/01/2018 to 12/31/2018	$16.50943	$13.85222	1,386,766
AST International Growth Portfolio
01/01/2009 to 12/31/2009	$12.00219	$15.87227	5,162,536
01/01/2010 to 12/31/2010	$15.87227	$17.76467	5,317,631
01/01/2011 to 12/31/2011	$17.76467	$15.12110	4,477,136
01/01/2012 to 12/31/2012	$15.12110	$17.79064	3,891,676
01/01/2013 to 12/31/2013	$17.79064	$20.70444	3,800,682
01/01/2014 to 12/31/2014	$20.70444	$19.12036	3,578,372
01/01/2015 to 12/31/2015	$19.12036	$19.27849	2,103,579
01/01/2016 to 12/31/2016	$19.27849	$18.13375	1,890,366
01/01/2017 to 12/31/2017	$18.13375	$24.00694	1,458,822
01/01/2018 to 12/31/2018	$24.00694	$20.33567	1,300,896
AST International Value Portfolio
01/01/2009 to 12/31/2009	$5.83552	$7.44396	2,910,615
01/01/2010 to 12/31/2010	$7.44396	$8.08298	2,881,182
01/01/2011 to 12/31/2011	$8.08298	$6.90976	2,224,758
01/01/2012 to 12/31/2012	$6.90976	$7.88041	2,382,592
01/01/2013 to 12/31/2013	$7.88041	$9.20275	2,248,809
01/01/2014 to 12/31/2014	$9.20275	$8.39265	2,071,047
01/01/2015 to 12/31/2015	$8.39265	$8.27087	1,892,132
01/01/2016 to 12/31/2016	$8.27087	$8.13215	1,531,420
01/01/2017 to 12/31/2017	$8.13215	$9.76324	1,267,714
01/01/2018 to 12/31/2018	$9.76324	$8.00248	1,051,693

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Investment Grade Bond Portfolio
01/01/2009 to 12/31/2009	$10.90500	$11.86463	315,474
01/01/2010 to 12/31/2010	$11.86463	$12.85153	158,509
01/01/2011 to 12/31/2011	$12.85153	$14.12630	1,389,924
01/01/2012 to 12/31/2012	$14.12630	$15.10606	740,615
01/01/2013 to 12/31/2013	$15.10606	$14.29631	401,220
01/01/2014 to 12/31/2014	$14.29631	$14.91502	369,385
01/01/2015 to 12/31/2015	$14.91502	$14.75049	868,724
01/01/2016 to 12/31/2016	$14.75049	$15.02561	1,012,916
01/01/2017 to 12/31/2017	$15.02561	$15.32186	710,598
01/01/2018 to 12/31/2018	$15.32186	$14.93540	1,469,173
AST J.P. Morgan Global Thematic Portfolio
01/01/2009 to 12/31/2009	$6.89657	$8.53921	2,955,116
01/01/2010 to 12/31/2010	$8.53921	$9.50054	4,214,114
01/01/2011 to 12/31/2011	$9.50054	$9.23421	4,056,199
01/01/2012 to 12/31/2012	$9.23421	$10.25220	3,777,976
01/01/2013 to 12/31/2013	$10.25220	$11.65328	3,647,582
01/01/2014 to 12/31/2014	$11.65328	$12.11613	3,110,763
01/01/2015 to 12/31/2015	$12.11613	$11.71950	2,628,174
01/01/2016 to 12/31/2016	$11.71950	$12.05405	2,059,029
01/01/2017 to 12/31/2017	$12.05405	$13.78154	1,827,415
01/01/2018 to 12/31/2018	$13.78154	$12.47671	1,104,829
AST J.P. Morgan International Equity Portfolio
01/01/2009 to 12/31/2009	$6.27937	$8.34041	1,395,597
01/01/2010 to 12/31/2010	$8.34041	$8.73737	1,243,521
01/01/2011 to 12/31/2011	$8.73737	$7.75947	828,367
01/01/2012 to 12/31/2012	$7.75947	$9.24639	957,141
01/01/2013 to 12/31/2013	$9.24639	$10.42676	725,002
01/01/2014 to 12/31/2014	$10.42676	$9.54332	635,427
01/01/2015 to 12/31/2015	$9.54332	$9.06778	411,043
01/01/2016 to 12/31/2016	$9.06778	$9.03541	317,096
01/01/2017 to 12/31/2017	$9.03541	$11.45002	259,168
01/01/2018 to 12/31/2018	$11.45002	$9.23602	230,670
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2009 to 12/31/2009	$8.30753	$9.90881	16,862,953
01/01/2010 to 12/31/2010	$9.90881	$10.39476	14,390,403
01/01/2011 to 12/31/2011	$10.39476	$10.18494	11,488,876
01/01/2012 to 12/31/2012	$10.18494	$11.02272	11,036,008
01/01/2013 to 12/31/2013	$11.02272	$11.96335	9,644,359
01/01/2014 to 12/31/2014	$11.96335	$12.33142	8,597,748
01/01/2015 to 12/31/2015	$12.33142	$12.03201	7,147,756
01/01/2016 to 12/31/2016	$12.03201	$12.21332	5,755,210
01/01/2017 to 12/31/2017	$12.21332	$13.38891	3,827,488
01/01/2018 to 12/31/2018	$13.38891	$12.41520	2,404,195
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08352	$10.28233	2,718
01/01/2010 to 12/31/2010	$10.28233	$11.18844	66,303
01/01/2011 to 12/31/2011	$11.18844	$11.00947	59,147
01/01/2012 to 12/31/2012	$11.00947	$12.39568	88,918
01/01/2013 to 12/31/2013	$12.39568	$16.53892	83,391
01/01/2014 to 12/31/2014	$16.53892	$17.70338	50,039
01/01/2015 to 12/31/2015	$17.70338	$19.14540	38,909
01/01/2016 to 12/31/2016	$19.14540	$18.44148	15,970
01/01/2017 to 12/31/2017	$18.44148	$24.48718	19,861
01/01/2018 to 12/31/2018	$24.48718	$23.54755	14,714

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$6.24776	$7.92454	19,929,998
01/01/2010 to 12/31/2010	$7.92454	$9.27639	19,072,610
01/01/2011 to 12/31/2011	$9.27639	$8.98512	15,345,638
01/01/2012 to 12/31/2012	$8.98512	$9.85996	13,995,736
01/01/2013 to 12/31/2013	$9.85996	$13.16681	11,607,162
01/01/2014 to 12/31/2014	$13.16681	$14.23353	10,090,656
01/01/2015 to 12/31/2015	$14.23353	$15.31460	6,066,819
01/01/2016 to 12/31/2016	$15.31460	$15.80565	5,091,448
01/01/2017 to 12/31/2017	$15.80565	$20.54828	3,961,439
01/01/2018 to 12/31/2018	$20.54828	$19.54358	3,062,054
AST MFS Global Equity Portfolio
01/01/2009 to 12/31/2009	$9.23984	$11.87756	567,835
01/01/2010 to 12/31/2010	$11.87756	$13.00909	483,477
01/01/2011 to 12/31/2011	$13.00909	$12.31845	303,934
01/01/2012 to 12/31/2012	$12.31845	$14.81979	422,214
01/01/2013 to 12/31/2013	$14.81979	$18.48969	1,295,919
01/01/2014 to 12/31/2014	$18.48969	$18.72980	1,511,472
01/01/2015 to 12/31/2015	$18.72980	$18.04009	1,298,354
01/01/2016 to 12/31/2016	$18.04009	$18.88930	929,784
01/01/2017 to 12/31/2017	$18.88930	$22.86772	697,640
01/01/2018 to 12/31/2018	$22.86772	$20.21514	295,326
AST MFS Growth Portfolio
01/01/2009 to 12/31/2009	$5.24253	$6.37002	2,663,189
01/01/2010 to 12/31/2010	$6.37002	$7.02283	2,436,368
01/01/2011 to 12/31/2011	$7.02283	$6.82421	2,244,120
01/01/2012 to 12/31/2012	$6.82421	$7.81006	2,554,207
01/01/2013 to 12/31/2013	$7.81006	$10.43665	1,927,045
01/01/2014 to 12/31/2014	$10.43665	$11.09036	1,693,296
01/01/2015 to 12/31/2015	$11.09036	$11.62447	1,101,246
01/01/2016 to 12/31/2016	$11.62447	$11.58066	890,600
01/01/2017 to 12/31/2017	$11.58066	$14.79726	668,389
01/01/2018 to 12/31/2018	$14.79726	$14.77344	495,145
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99813	$10.17367	2,038
01/01/2013 to 12/31/2013	$10.17367	$13.37631	77,680
01/01/2014 to 12/31/2014	$13.37631	$14.41134	67,044
01/01/2015 to 12/31/2015	$14.41134	$13.98522	187,407
01/01/2016 to 12/31/2016	$13.98522	$15.50947	182,344
01/01/2017 to 12/31/2017	$15.50947	$17.79054	111,854
01/01/2018 to 12/31/2018	$17.79054	$15.62303	33,506
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$10.79309	$14.83833	2,033,956
01/01/2010 to 12/31/2010	$14.83833	$17.90394	1,807,620
01/01/2011 to 12/31/2011	$17.90394	$17.06684	1,391,570
01/01/2012 to 12/31/2012	$17.06684	$19.53957	1,265,150
01/01/2013 to 12/31/2013	$19.53957	$27.12378	1,148,147
01/01/2014 to 12/31/2014	$27.12378	$30.29178	907,394
01/01/2015 to 12/31/2015	$30.29178	$27.94101	510,649
01/01/2016 to 12/31/2016	$27.94101	$32.29313	436,919
01/01/2017 to 12/31/2017	$32.29313	$35.92146	387,090
01/01/2018 to 12/31/2018	$35.92146	$29.33559	321,402

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99813	$10.28099	1,342,661
01/01/2013 to 12/31/2013	$10.28099	$11.95058	1,330,658
01/01/2014 to 12/31/2014	$11.95058	$12.28195	1,249,904
01/01/2015 to 12/31/2015	$12.28195	$11.85649	1,054,991
01/01/2016 to 12/31/2016	$11.85649	$12.09127	834,743
01/01/2017 to 12/31/2017	$12.09127	$13.76942	701,963
01/01/2018 to 12/31/2018	$13.76942	$12.34419	589,723
AST Parametric Emerging Markets Equity Portfolio
01/01/2009 to 12/31/2009	$5.55846	$9.04744	557,293
01/01/2010 to 12/31/2010	$9.04744	$10.81345	1,043,494
01/01/2011 to 12/31/2011	$10.81345	$8.42757	371,919
01/01/2012 to 12/31/2012	$8.42757	$9.71464	363,440
01/01/2013 to 12/31/2013	$9.71464	$9.51728	245,395
01/01/2014 to 12/31/2014	$9.51728	$8.86738	242,536
01/01/2015 to 12/31/2015	$8.86738	$7.21796	123,385
01/01/2016 to 12/31/2016	$7.21796	$7.92808	94,117
01/01/2017 to 12/31/2017	$7.92808	$9.79451	110,498
01/01/2018 to 12/31/2018	$9.79451	$8.22823	61,985
AST Preservation Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$8.85466	$10.38983	39,603,313
01/01/2010 to 12/31/2010	$10.38983	$11.22977	43,592,221
01/01/2011 to 12/31/2011	$11.22977	$11.08693	40,512,789
01/01/2012 to 12/31/2012	$11.08693	$11.96141	38,896,095
01/01/2013 to 12/31/2013	$11.96141	$12.76928	28,415,848
01/01/2014 to 12/31/2014	$12.76928	$13.20282	24,934,568
01/01/2015 to 12/31/2015	$13.20282	$12.92424	20,064,346
01/01/2016 to 12/31/2016	$12.92424	$13.33222	14,853,519
01/01/2017 to 12/31/2017	$13.33222	$14.35326	10,333,001
01/01/2018 to 12/31/2018	$14.35326	$13.63012	7,519,877
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01805	$10.06003	354,554
01/01/2012 to 12/31/2012	$10.06003	$10.53243	87,533
01/01/2013 to 12/31/2013	$10.53243	$10.05728	108,451
01/01/2014 to 12/31/2014	$10.05728	$10.42685	141,348
01/01/2015 to 12/31/2015	$10.42685	$10.16496	128,461
01/01/2016 to 12/31/2016	$10.16496	$10.35507	149,871
01/01/2017 to 12/31/2017	$10.35507	$10.69676	139,888
01/01/2018 to 12/31/2018	$10.69676	$10.36973	68,257
AST Prudential Growth Allocation Portfolio
01/01/2009 to 12/31/2009	$6.58331	$8.10670	33,343,551
01/01/2010 to 12/31/2010	$8.10670	$9.43152	36,130,309
01/01/2011 to 12/31/2011	$9.43152	$8.64667	29,569,330
01/01/2012 to 12/31/2012	$8.64667	$9.54383	28,016,813
01/01/2013 to 12/31/2013	$9.54383	$10.91754	25,282,194
01/01/2014 to 12/31/2014	$10.91754	$11.65342	23,806,304
01/01/2015 to 12/31/2015	$11.65342	$11.32143	23,081,260
01/01/2016 to 12/31/2016	$11.32143	$12.18450	18,505,001
01/01/2017 to 12/31/2017	$12.18450	$13.82834	16,545,351
01/01/2018 to 12/31/2018	$13.82834	$12.48889	10,675,741

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99813	$11.62827	3,137
01/01/2014 to 12/31/2014	$11.62827	$13.09910	3,335
01/01/2015 to 12/31/2015	$13.09910	$13.00202	7,932
01/01/2016 to 12/31/2016	$13.00202	$14.08995	7,306
01/01/2017 to 12/31/2017	$14.08995	$16.72314	6,780
01/01/2018 to 12/31/2018	$16.72314	$15.17582	6,030
AST QMA US Equity Alpha Portfolio
01/01/2009 to 12/31/2009	$5.71453	$6.80494	393,269
01/01/2010 to 12/31/2010	$6.80494	$7.65297	483,015
01/01/2011 to 12/31/2011	$7.65297	$7.73980	442,995
01/01/2012 to 12/31/2012	$7.73980	$8.98801	570,731
01/01/2013 to 12/31/2013	$8.98801	$11.63492	406,718
01/01/2014 to 12/31/2014	$11.63492	$13.33084	334,672
01/01/2015 to 12/31/2015	$13.33084	$13.43217	261,184
01/01/2016 to 12/31/2016	$13.43217	$15.08002	255,451
01/01/2017 to 12/31/2017	$15.08002	$18.02189	320,043
01/01/2018 to 12/31/2018	$18.02189	$16.16683	196,730
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99813	$8.86337	29,403
01/01/2012 to 12/31/2012	$8.86337	$9.80351	248,767
01/01/2013 to 12/31/2013	$9.80351	$11.72940	444,569
01/01/2014 to 12/31/2014	$11.72940	$12.21082	333,965
01/01/2015 to 12/31/2015	$12.21082	$11.95408	274,265
01/01/2016 to 12/31/2016	$11.95408	$12.42449	170,319
01/01/2017 to 12/31/2017	$12.42449	$14.35506	171,532
01/01/2018 to 12/31/2018	$14.35506	$13.11439	156,148
AST RCM World Trends Portfolio
01/01/2009 to 12/31/2009	$7.10371	$8.56791	3,975,651
01/01/2010 to 12/31/2010	$8.56791	$9.37326	5,406,914
01/01/2011 to 12/31/2011	$9.37326	$8.99623	4,727,624
01/01/2012 to 12/31/2012	$8.99623	$9.69769	4,685,920
01/01/2013 to 12/31/2013	$9.69769	$10.65871	3,760,110
01/01/2014 to 12/31/2014	$10.65871	$10.95431	3,483,272
01/01/2015 to 12/31/2015	$10.95431	$10.69005	4,191,459
01/01/2016 to 12/31/2016	$10.69005	$10.95321	3,033,334
01/01/2017 to 12/31/2017	$10.95321	$12.44553	2,451,643
01/01/2018 to 12/31/2018	$12.44553	$11.20266	1,582,841
AST Small-Cap Growth Opportunities Portfolio
01/01/2009 to 12/31/2009	$6.80256	$8.82141	3,992,101
01/01/2010 to 12/31/2010	$8.82141	$11.42949	4,161,419
01/01/2011 to 12/31/2011	$11.42949	$9.70769	3,304,315
01/01/2012 to 12/31/2012	$9.70769	$11.39381	2,853,534
01/01/2013 to 12/31/2013	$11.39381	$15.68297	2,397,251
01/01/2014 to 12/31/2014	$15.68297	$16.08747	2,091,369
01/01/2015 to 12/31/2015	$16.08747	$15.93537	1,240,688
01/01/2016 to 12/31/2016	$15.93537	$16.77697	1,026,785
01/01/2017 to 12/31/2017	$16.77697	$20.94194	807,398
01/01/2018 to 12/31/2018	$20.94194	$18.24849	666,252

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$11.11909	$14.55424	668,952
01/01/2010 to 12/31/2010	$14.55424	$19.40814	917,014
01/01/2011 to 12/31/2011	$19.40814	$18.78635	589,865
01/01/2012 to 12/31/2012	$18.78635	$20.59886	573,869
01/01/2013 to 12/31/2013	$20.59886	$27.21805	508,770
01/01/2014 to 12/31/2014	$27.21805	$27.62169	407,639
01/01/2015 to 12/31/2015	$27.62169	$27.21230	315,024
01/01/2016 to 12/31/2016	$27.21230	$29.81400	239,743
01/01/2017 to 12/31/2017	$29.81400	$36.11541	181,427
01/01/2018 to 12/31/2018	$36.11541	$32.33159	132,894
AST Small-Cap Value Portfolio
01/01/2009 to 12/31/2009	$12.30710	$15.27828	3,254,555
01/01/2010 to 12/31/2010	$15.27828	$18.81690	3,434,943
01/01/2011 to 12/31/2011	$18.81690	$17.29477	2,484,653
01/01/2012 to 12/31/2012	$17.29477	$19.97516	2,219,180
01/01/2013 to 12/31/2013	$19.97516	$26.82883	1,906,166
01/01/2014 to 12/31/2014	$26.82883	$27.60674	1,632,713
01/01/2015 to 12/31/2015	$27.60674	$25.82243	1,085,073
01/01/2016 to 12/31/2016	$25.82243	$32.61473	822,067
01/01/2017 to 12/31/2017	$32.61473	$34.22530	652,001
01/01/2018 to 12/31/2018	$34.22530	$27.73893	572,983
AST T. Rowe Price Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$9.63692	$11.69410	11,957,974
01/01/2010 to 12/31/2010	$11.69410	$12.74966	13,631,064
01/01/2011 to 12/31/2011	$12.74966	$12.71046	12,152,747
01/01/2012 to 12/31/2012	$12.71046	$14.10093	13,448,271
01/01/2013 to 12/31/2013	$14.10093	$16.10391	14,623,778
01/01/2014 to 12/31/2014	$16.10391	$16.66717	13,796,133
01/01/2015 to 12/31/2015	$16.66717	$16.29902	13,278,474
01/01/2016 to 12/31/2016	$16.29902	$17.13505	11,407,744
01/01/2017 to 12/31/2017	$17.13505	$19.33146	7,579,750
01/01/2018 to 12/31/2018	$19.33146	$17.88762	4,929,112
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$4.26859	$6.39958	9,157,180
01/01/2010 to 12/31/2010	$6.39958	$7.24476	8,869,616
01/01/2011 to 12/31/2011	$7.24476	$6.96201	6,383,742
01/01/2012 to 12/31/2012	$6.96201	$8.00177	5,841,181
01/01/2013 to 12/31/2013	$8.00177	$11.26548	6,683,387
01/01/2014 to 12/31/2014	$11.26548	$11.93099	6,037,079
01/01/2015 to 12/31/2015	$11.93099	$12.78026	4,752,130
01/01/2016 to 12/31/2016	$12.78026	$12.83050	3,508,170
01/01/2017 to 12/31/2017	$12.83050	$17.29460	2,333,089
01/01/2018 to 12/31/2018	$17.29460	$17.55687	1,513,378
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$8.26020	$9.54859	955,597
01/01/2010 to 12/31/2010	$9.54859	$10.49517	2,241,213
01/01/2011 to 12/31/2011	$10.49517	$10.20884	930,254
01/01/2012 to 12/31/2012	$10.20884	$11.31608	944,041
01/01/2013 to 12/31/2013	$11.31608	$14.89210	723,861
01/01/2014 to 12/31/2014	$14.89210	$14.78379	586,897
01/01/2015 to 12/31/2015	$14.78379	$13.57491	434,041
01/01/2016 to 12/31/2016	$13.57491	$14.08333	328,297
01/01/2017 to 12/31/2017	$14.08333	$16.04615	274,439
01/01/2018 to 12/31/2018	$16.04615	$14.16022	193,383

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Natural Resources Portfolio
01/01/2009 to 12/31/2009	$14.06932	$20.53964	479,835
01/01/2010 to 12/31/2010	$20.53964	$24.18441	624,332
01/01/2011 to 12/31/2011	$24.18441	$20.11412	353,699
01/01/2012 to 12/31/2012	$20.11412	$20.37178	293,997
01/01/2013 to 12/31/2013	$20.37178	$22.97628	181,940
01/01/2014 to 12/31/2014	$22.97628	$20.58132	153,441
01/01/2015 to 12/31/2015	$20.58132	$16.24465	80,946
01/01/2016 to 12/31/2016	$16.24465	$19.78889	54,896
01/01/2017 to 12/31/2017	$19.78889	$21.33874	56,535
01/01/2018 to 12/31/2018	$21.33874	$17.38253	26,959
AST Templeton Global Bond Portfolio
01/01/2009 to 12/31/2009	$13.93194	$15.26836	2,184,589
01/01/2010 to 12/31/2010	$15.26836	$15.78213	2,318,146
01/01/2011 to 12/31/2011	$15.78213	$16.06388	1,633,647
01/01/2012 to 12/31/2012	$16.06388	$16.52244	1,630,360
01/01/2013 to 12/31/2013	$16.52244	$15.54443	1,781,434
01/01/2014 to 12/31/2014	$15.54443	$15.27922	1,590,303
01/01/2015 to 12/31/2015	$15.27922	$14.24570	874,427
01/01/2016 to 12/31/2016	$14.24570	$14.53266	771,150
01/01/2017 to 12/31/2017	$14.53266	$14.49649	770,843
01/01/2018 to 12/31/2018	$14.49649	$14.45173	622,653
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$7.79155	$10.57780	511,219
01/01/2010 to 12/31/2010	$10.57780	$12.78103	1,099,827
01/01/2011 to 12/31/2011	$12.78103	$12.06268	585,815
01/01/2012 to 12/31/2012	$12.06268	$13.96164	602,157
01/01/2013 to 12/31/2013	$13.96164	$18.07155	542,756
01/01/2014 to 12/31/2014	$18.07155	$20.30931	399,163
01/01/2015 to 12/31/2015	$20.30931	$18.54033	197,101
01/01/2016 to 12/31/2016	$18.54033	$20.66070	179,917
01/01/2017 to 12/31/2017	$20.66070	$23.93981	142,288
01/01/2018 to 12/31/2018	$23.93981	$19.53126	95,413
AST Wellington Management Hedged Equity Portfolio
01/01/2009 to 12/31/2009	$6.82145	$8.56376	1,598,005
01/01/2010 to 12/31/2010	$8.56376	$9.59643	1,997,421
01/01/2011 to 12/31/2011	$9.59643	$9.05669	1,672,695
01/01/2012 to 12/31/2012	$9.05669	$9.82706	2,234,971
01/01/2013 to 12/31/2013	$9.82706	$11.57551	3,669,386
01/01/2014 to 12/31/2014	$11.57551	$11.93784	4,145,886
01/01/2015 to 12/31/2015	$11.93784	$11.59534	3,684,238
01/01/2016 to 12/31/2016	$11.59534	$12.07467	2,647,688
01/01/2017 to 12/31/2017	$12.07467	$13.40827	1,983,918
01/01/2018 to 12/31/2018	$13.40827	$12.45000	1,290,490
AST Western Asset Core Plus Bond Portfolio
01/01/2009 to 12/31/2009	$9.23964	$10.08215	3,504,626
01/01/2010 to 12/31/2010	$10.08215	$10.62386	5,328,912
01/01/2011 to 12/31/2011	$10.62386	$11.01090	3,326,989
01/01/2012 to 12/31/2012	$11.01090	$11.60800	3,229,309
01/01/2013 to 12/31/2013	$11.60800	$11.17736	4,743,456
01/01/2014 to 12/31/2014	$11.17736	$11.71224	4,701,504
01/01/2015 to 12/31/2015	$11.71224	$11.59029	3,770,755
01/01/2016 to 12/31/2016	$11.59029	$11.91355	2,853,434
01/01/2017 to 12/31/2017	$11.91355	$12.38079	2,555,906
01/01/2018 to 12/31/2018	$12.38079	$11.82678	2,405,526

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Diversified Dividend Fund - Series I
04/29/2011* to 12/31/2011	$9.99281	$9.08414	26,832
01/01/2012 to 12/31/2012	$9.08414	$10.54202	22,517
01/01/2013 to 12/31/2013	$10.54202	$13.50321	58,273
01/01/2014 to 12/31/2014	$13.50321	$14.89266	33,109
01/01/2015 to 12/31/2015	$14.89266	$14.85842	23,878
01/01/2016 to 12/31/2016	$14.85842	$16.67664	18,504
01/01/2017 to 12/31/2017	$16.67664	$17.70034	16,741
01/01/2018 to 12/31/2018	$17.70034	$15.98945	6,660
Invesco V.I. Health Care Fund - Series I
formerly,Invesco V.I. Global Health Care Fund - Series I
01/01/2009 to 12/31/2009	$9.46636	$11.81422	37,731
01/01/2010 to 12/31/2010	$11.81422	$12.15985	40,741
01/01/2011 to 12/31/2011	$12.15985	$12.35638	13,976
01/01/2012 to 12/31/2012	$12.35638	$14.60184	18,372
01/01/2013 to 12/31/2013	$14.60184	$20.06023	10,123
01/01/2014 to 12/31/2014	$20.06023	$23.46594	11,326
01/01/2015 to 12/31/2015	$23.46594	$23.66337	6,354
01/01/2016 to 12/31/2016	$23.66337	$20.48108	4,143
01/01/2017 to 12/31/2017	$20.48108	$23.19031	4,026
01/01/2018 to 12/31/2018	$23.19031	$22.87055	2,140
Invesco V.I. Mid Cap Growth Portfolio, Series I
04/27/2012* to 12/31/2012	$10.04976	$9.72531	17,085
01/01/2013 to 12/31/2013	$9.72531	$13.02541	9,944
01/01/2014 to 12/31/2014	$13.02541	$13.75557	14,900
01/01/2015 to 12/31/2015	$13.75557	$13.60821	9,629
01/01/2016 to 12/31/2016	$13.60821	$13.40337	3,806
01/01/2017 to 12/31/2017	$13.40337	$16.04975	3,531
01/01/2018 to 12/31/2018	$16.04975	$14.81069	2,503
Invesco V.I. Technology Fund - Series I
01/01/2009 to 12/31/2009	$6.19953	$9.53851	0
01/01/2010 to 12/31/2010	$9.53851	$11.31064	0
01/01/2011 to 12/31/2011	$11.31064	$10.49781	0
01/01/2012 to 12/31/2012	$10.49781	$11.41844	0
01/01/2013 to 12/31/2013	$11.41844	$13.96813	0
01/01/2014 to 12/31/2014	$13.96813	$15.16288	0
01/01/2015 to 12/31/2015	$15.16288	$15.83189	0
01/01/2016 to 12/31/2016	$15.83189	$15.35961	0
01/01/2017 to 12/31/2017	$15.35961	$20.29049	0
01/01/2018 to 12/31/2018	$20.29049	$19.74125	0
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.12629	$9.70541	39,682
01/01/2017 to 12/31/2017	$9.70541	$13.38687	29,260
01/01/2018 to 12/31/2018	$13.38687	$10.76669	13,626
ProFund VP Asia 30
01/01/2009 to 12/31/2009	$11.19110	$16.86853	26,367
01/01/2010 to 12/31/2010	$16.86853	$18.78242	15,895
01/01/2011 to 12/31/2011	$18.78242	$13.40361	5,569
01/01/2012 to 12/31/2012	$13.40361	$15.12894	6,189
01/01/2013 to 12/31/2013	$15.12894	$17.00273	4,435
01/01/2014 to 12/31/2014	$17.00273	$16.35934	3,700
01/01/2015 to 12/31/2015	$16.35934	$14.49109	2,331
01/01/2016 to 12/31/2016	$14.49109	$14.25663	2,117
01/01/2017 to 12/31/2017	$14.25663	$18.51902	1,891
01/01/2018 to 12/31/2018	$18.51902	$14.73405	1,818

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Banks
01/01/2009 to 12/31/2009	$4.70267	$4.40168	87,174
01/01/2010 to 12/31/2010	$4.40168	$4.66140	21,120
01/01/2011 to 12/31/2011	$4.66140	$3.33756	3,321
01/01/2012 to 12/31/2012	$3.33756	$4.35210	8,877
01/01/2013 to 12/31/2013	$4.35210	$5.67757	5,826
01/01/2014 to 12/31/2014	$5.67757	$6.12573	1,249
01/01/2015 to 12/31/2015	$6.12573	$5.96192	903
01/01/2016 to 12/31/2016	$5.96192	$7.18184	645
01/01/2017 to 12/31/2017	$7.18184	$8.27874	569
01/01/2018 to 12/31/2018	$8.27874	$6.64327	441
ProFund VP Basic Materials
01/01/2009 to 12/31/2009	$8.52654	$13.53329	287,243
01/01/2010 to 12/31/2010	$13.53329	$17.15761	190,747
01/01/2011 to 12/31/2011	$17.15761	$14.06308	34,489
01/01/2012 to 12/31/2012	$14.06308	$14.91239	35,265
01/01/2013 to 12/31/2013	$14.91239	$17.26374	27,017
01/01/2014 to 12/31/2014	$17.26374	$17.15971	10,584
01/01/2015 to 12/31/2015	$17.15971	$14.43809	2,919
01/01/2016 to 12/31/2016	$14.43809	$16.72392	5,467
01/01/2017 to 12/31/2017	$16.72392	$20.10195	5,636
01/01/2018 to 12/31/2018	$20.10195	$16.17754	1,632
ProFund VP Bear
01/01/2009 to 12/31/2009	$9.55438	$6.73651	216,649
01/01/2010 to 12/31/2010	$6.73651	$5.41286	141,359
01/01/2011 to 12/31/2011	$5.41286	$4.82123	78,440
01/01/2012 to 12/31/2012	$4.82123	$3.93033	129,131
01/01/2013 to 12/31/2013	$3.93033	$2.82186	121,599
01/01/2014 to 12/31/2014	$2.82186	$2.36533	71,112
01/01/2015 to 12/31/2015	$2.36533	$2.19823	32,709
01/01/2016 to 12/31/2016	$2.19823	$1.86838	25,923
01/01/2017 to 12/31/2017	$1.86838	$1.49827	10,561
01/01/2018 to 12/31/2018	$1.49827	$1.52378	5,258
ProFund VP Bull
01/01/2009 to 12/31/2009	$7.74072	$9.40855	193,188
01/01/2010 to 12/31/2010	$9.40855	$10.35376	67,388
01/01/2011 to 12/31/2011	$10.35376	$10.12138	23,593
01/01/2012 to 12/31/2012	$10.12138	$11.26725	23,675
01/01/2013 to 12/31/2013	$11.26725	$14.29119	17,226
01/01/2014 to 12/31/2014	$14.29119	$15.57173	17,268
01/01/2015 to 12/31/2015	$15.57173	$15.15159	27,686
01/01/2016 to 12/31/2016	$15.15159	$16.24248	16,799
01/01/2017 to 12/31/2017	$16.24248	$18.94932	6,011
01/01/2018 to 12/31/2018	$18.94932	$17.38203	4,294
ProFund VP Consumer Goods Portfolio
01/01/2009 to 12/31/2009	$9.20822	$10.94227	97,910
01/01/2010 to 12/31/2010	$10.94227	$12.55321	143,721
01/01/2011 to 12/31/2011	$12.55321	$13.12370	72,497
01/01/2012 to 12/31/2012	$13.12370	$14.22071	19,912
01/01/2013 to 12/31/2013	$14.22071	$17.85585	15,413
01/01/2014 to 12/31/2014	$17.85585	$19.23920	1,025
01/01/2015 to 12/31/2015	$19.23920	$19.58928	671
01/01/2016 to 12/31/2016	$19.58928	$19.82827	1,949
01/01/2017 to 12/31/2017	$19.82827	$22.30170	834
01/01/2018 to 12/31/2018	$22.30170	$18.57043	197

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Consumer Services
01/01/2009 to 12/31/2009	$6.56193	$8.39021	39,285
01/01/2010 to 12/31/2010	$8.39021	$9.95580	84,984
01/01/2011 to 12/31/2011	$9.95580	$10.26735	24,259
01/01/2012 to 12/31/2012	$10.26735	$12.25378	4,559
01/01/2013 to 12/31/2013	$12.25378	$16.75395	50,878
01/01/2014 to 12/31/2014	$16.75395	$18.41774	2,050
01/01/2015 to 12/31/2015	$18.41774	$18.84759	10,294
01/01/2016 to 12/31/2016	$18.84759	$19.19581	8,659
01/01/2017 to 12/31/2017	$19.19581	$22.21189	7,395
01/01/2018 to 12/31/2018	$22.21189	$21.84290	2,514
ProFund VP Europe 30
01/01/2009 to 12/31/2009	$9.21905	$11.92184	56,609
01/01/2010 to 12/31/2010	$11.92184	$11.96067	25,208
01/01/2011 to 12/31/2011	$11.96067	$10.65302	6,306
01/01/2012 to 12/31/2012	$10.65302	$12.14093	12,720
01/01/2013 to 12/31/2013	$12.14093	$14.43544	5,078
01/01/2014 to 12/31/2014	$14.43544	$12.89039	3,419
01/01/2015 to 12/31/2015	$12.89039	$11.22952	3,345
01/01/2016 to 12/31/2016	$11.22952	$11.83473	1,754
01/01/2017 to 12/31/2017	$11.83473	$13.84981	1,691
01/01/2018 to 12/31/2018	$13.84981	$11.62381	393
ProFund VP Financials
01/01/2009 to 12/31/2009	$5.01964	$5.64299	70,455
01/01/2010 to 12/31/2010	$5.64299	$6.11906	79,596
01/01/2011 to 12/31/2011	$6.11906	$5.15419	22,265
01/01/2012 to 12/31/2012	$5.15419	$6.28395	53,853
01/01/2013 to 12/31/2013	$6.28395	$8.11305	83,810
01/01/2014 to 12/31/2014	$8.11305	$8.95493	20,822
01/01/2015 to 12/31/2015	$8.95493	$8.62260	20,574
01/01/2016 to 12/31/2016	$8.62260	$9.72041	15,662
01/01/2017 to 12/31/2017	$9.72041	$11.23080	15,610
01/01/2018 to 12/31/2018	$11.23080	$9.83186	8,159
ProFund VP Health Care
01/01/2009 to 12/31/2009	$8.75716	$10.23421	83,436
01/01/2010 to 12/31/2010	$10.23421	$10.28850	47,773
01/01/2011 to 12/31/2011	$10.28850	$11.07441	25,824
01/01/2012 to 12/31/2012	$11.07441	$12.70880	27,154
01/01/2013 to 12/31/2013	$12.70880	$17.36215	46,988
01/01/2014 to 12/31/2014	$17.36215	$20.99375	39,800
01/01/2015 to 12/31/2015	$20.99375	$21.55227	11,518
01/01/2016 to 12/31/2016	$21.55227	$20.21472	7,134
01/01/2017 to 12/31/2017	$20.21472	$23.89476	7,639
01/01/2018 to 12/31/2018	$23.89476	$24.39004	4,801
ProFund VP Industrials
01/01/2009 to 12/31/2009	$8.38705	$10.17398	28,892
01/01/2010 to 12/31/2010	$10.17398	$12.30713	39,786
01/01/2011 to 12/31/2011	$12.30713	$11.81587	44,914
01/01/2012 to 12/31/2012	$11.81587	$13.37427	67,805
01/01/2013 to 12/31/2013	$13.37427	$18.06612	56,816
01/01/2014 to 12/31/2014	$18.06612	$18.64452	29,303
01/01/2015 to 12/31/2015	$18.64452	$17.60164	4,826
01/01/2016 to 12/31/2016	$17.60164	$20.22594	1,386
01/01/2017 to 12/31/2017	$20.22594	$24.20081	668
01/01/2018 to 12/31/2018	$24.20081	$20.63367	289

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Japan
01/01/2009 to 12/31/2009	$7.90837	$8.52888	9,402
01/01/2010 to 12/31/2010	$8.52888	$7.79238	9,430
01/01/2011 to 12/31/2011	$7.79238	$6.20502	3,365
01/01/2012 to 12/31/2012	$6.20502	$7.45706	12,912
01/01/2013 to 12/31/2013	$7.45706	$10.80552	10,998
01/01/2014 to 12/31/2014	$10.80552	$10.90312	1,482
01/01/2015 to 12/31/2015	$10.90312	$11.27682	1,191
01/01/2016 to 12/31/2016	$11.27682	$11.06931	953
01/01/2017 to 12/31/2017	$11.06931	$12.81766	932
01/01/2018 to 12/31/2018	$12.81766	$11.06989	610
ProFund VP Large-Cap Growth
01/01/2009 to 12/31/2009	$7.18609	$9.11300	462,335
01/01/2010 to 12/31/2010	$9.11300	$10.08251	42,967
01/01/2011 to 12/31/2011	$10.08251	$10.16452	70,694
01/01/2012 to 12/31/2012	$10.16452	$11.19894	4,243
01/01/2013 to 12/31/2013	$11.19894	$14.30402	31,006
01/01/2014 to 12/31/2014	$14.30402	$15.78979	89,009
01/01/2015 to 12/31/2015	$15.78979	$16.01439	37,686
01/01/2016 to 12/31/2016	$16.01439	$16.44009	5,967
01/01/2017 to 12/31/2017	$16.44009	$20.13607	3,598
01/01/2018 to 12/31/2018	$20.13607	$19.31442	920
ProFund VP Large-Cap Value
01/01/2009 to 12/31/2009	$6.89458	$8.05130	538,603
01/01/2010 to 12/31/2010	$8.05130	$8.88505	14,106
01/01/2011 to 12/31/2011	$8.88505	$8.57437	45,629
01/01/2012 to 12/31/2012	$8.57437	$9.67350	75,425
01/01/2013 to 12/31/2013	$9.67350	$12.28257	30,965
01/01/2014 to 12/31/2014	$12.28257	$13.26371	123,862
01/01/2015 to 12/31/2015	$13.26371	$12.35129	773
01/01/2016 to 12/31/2016	$12.35129	$13.93731	9,959
01/01/2017 to 12/31/2017	$13.93731	$15.45514	4,045
01/01/2018 to 12/31/2018	$15.45514	$13.50017	687
ProFund VP Mid-Cap Growth
01/01/2009 to 12/31/2009	$8.02794	$10.85415	35,155
01/01/2010 to 12/31/2010	$10.85415	$13.62531	363,968
01/01/2011 to 12/31/2011	$13.62531	$12.93385	14,890
01/01/2012 to 12/31/2012	$12.93385	$14.58691	82,062
01/01/2013 to 12/31/2013	$14.58691	$18.61142	28,227
01/01/2014 to 12/31/2014	$18.61142	$19.26440	4,620
01/01/2015 to 12/31/2015	$19.26440	$18.88426	16,694
01/01/2016 to 12/31/2016	$18.88426	$20.83747	6,263
01/01/2017 to 12/31/2017	$20.83747	$24.09894	1,766
01/01/2018 to 12/31/2018	$24.09894	$20.73225	2,243
ProFund VP Mid-Cap Value
01/01/2009 to 12/31/2009	$8.75881	$11.20491	107,295
01/01/2010 to 12/31/2010	$11.20491	$13.19305	58,649
01/01/2011 to 12/31/2011	$13.19305	$12.39051	105,563
01/01/2012 to 12/31/2012	$12.39051	$14.11742	104,327
01/01/2013 to 12/31/2013	$14.11742	$18.23793	29,991
01/01/2014 to 12/31/2014	$18.23793	$19.64343	3,820
01/01/2015 to 12/31/2015	$19.64343	$17.62217	2,140
01/01/2016 to 12/31/2016	$17.62217	$21.41983	8,525
01/01/2017 to 12/31/2017	$21.41983	$23.16062	2,171
01/01/2018 to 12/31/2018	$23.16062	$19.62816	1,029

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP NASDAQ-100
01/01/2009 to 12/31/2009	$7.12304	$10.58401	76,174
01/01/2010 to 12/31/2010	$10.58401	$12.23364	37,417
01/01/2011 to 12/31/2011	$12.23364	$12.13300	12,206
01/01/2012 to 12/31/2012	$12.13300	$13.78447	7,936
01/01/2013 to 12/31/2013	$13.78447	$18.09269	7,576
01/01/2014 to 12/31/2014	$18.09269	$20.69336	6,354
01/01/2015 to 12/31/2015	$20.69336	$21.73569	5,377
01/01/2016 to 12/31/2016	$21.73569	$22.36469	4,964
01/01/2017 to 12/31/2017	$22.36469	$28.50325	4,619
01/01/2018 to 12/31/2018	$28.50325	$27.33749	4,246
ProFund VP Oil & Gas
01/01/2009 to 12/31/2009	$16.66845	$18.81865	88,952
01/01/2010 to 12/31/2010	$18.81865	$21.66296	66,859
01/01/2011 to 12/31/2011	$21.66296	$21.65215	38,693
01/01/2012 to 12/31/2012	$21.65215	$21.77706	38,369
01/01/2013 to 12/31/2013	$21.77706	$26.41137	26,670
01/01/2014 to 12/31/2014	$26.41137	$23.01107	12,130
01/01/2015 to 12/31/2015	$23.01107	$17.23559	4,966
01/01/2016 to 12/31/2016	$17.23559	$20.92357	2,010
01/01/2017 to 12/31/2017	$20.92357	$19.80488	1,681
01/01/2018 to 12/31/2018	$19.80488	$15.44198	1,272
ProFund VP Pharmaceuticals
01/01/2009 to 12/31/2009	$7.65588	$8.74813	53,535
01/01/2010 to 12/31/2010	$8.74813	$8.59214	5,412
01/01/2011 to 12/31/2011	$8.59214	$9.75413	7,787
01/01/2012 to 12/31/2012	$9.75413	$10.66440	3,042
01/01/2013 to 12/31/2013	$10.66440	$13.72153	2,144
01/01/2014 to 12/31/2014	$13.72153	$16.00952	1,648
01/01/2015 to 12/31/2015	$16.00952	$16.34453	696
01/01/2016 to 12/31/2016	$16.34453	$15.38116	470
01/01/2017 to 12/31/2017	$15.38116	$16.59333	65
01/01/2018 to 12/31/2018	$16.59333	$15.21253	35
ProFund VP Precious Metals
01/01/2009 to 12/31/2009	$10.67919	$14.12626	113,280
01/01/2010 to 12/31/2010	$14.12626	$18.35572	125,495
01/01/2011 to 12/31/2011	$18.35572	$14.49555	69,676
01/01/2012 to 12/31/2012	$14.49555	$12.10744	63,838
01/01/2013 to 12/31/2013	$12.10744	$7.34393	39,940
01/01/2014 to 12/31/2014	$7.34393	$5.46516	17,612
01/01/2015 to 12/31/2015	$5.46516	$3.58700	11,948
01/01/2016 to 12/31/2016	$3.58700	$5.46380	18,455
01/01/2017 to 12/31/2017	$5.46380	$5.62313	15,046
01/01/2018 to 12/31/2018	$5.62313	$4.75564	13,968
ProFund VP Real Estate
01/01/2009 to 12/31/2009	$7.96358	$9.95606	43,586
01/01/2010 to 12/31/2010	$9.95606	$12.13527	37,888
01/01/2011 to 12/31/2011	$12.13527	$12.42612	11,950
01/01/2012 to 12/31/2012	$12.42612	$14.23179	12,758
01/01/2013 to 12/31/2013	$14.23179	$13.92443	10,809
01/01/2014 to 12/31/2014	$13.92443	$17.01647	5,569
01/01/2015 to 12/31/2015	$17.01647	$16.68749	18,552
01/01/2016 to 12/31/2016	$16.68749	$17.24691	604
01/01/2017 to 12/31/2017	$17.24691	$18.21699	243
01/01/2018 to 12/31/2018	$18.21699	$16.79034	102

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Rising Rates Opportunity
01/01/2009 to 12/31/2009	$4.52447	$5.84612	152,859
01/01/2010 to 12/31/2010	$5.84612	$4.79867	209,469
01/01/2011 to 12/31/2011	$4.79867	$2.93171	80,708
01/01/2012 to 12/31/2012	$2.93171	$2.66681	83,113
01/01/2013 to 12/31/2013	$2.66681	$3.03633	49,382
01/01/2014 to 12/31/2014	$3.03633	$2.06993	33,234
01/01/2015 to 12/31/2015	$2.06993	$1.99117	25,837
01/01/2016 to 12/31/2016	$1.99117	$1.84597	22,492
01/01/2017 to 12/31/2017	$1.84597	$1.58977	20,740
01/01/2018 to 12/31/2018	$1.58977	$1.61843	25,329
ProFund VP Short NASDAQ-100
01/01/2009 to 12/31/2009	$9.80875	$5.68931	96,881
01/01/2010 to 12/31/2010	$5.68931	$4.38301	68,859
01/01/2011 to 12/31/2011	$4.38301	$3.83568	40,986
01/01/2012 to 12/31/2012	$3.83568	$3.04441	32,737
01/01/2013 to 12/31/2013	$3.04441	$2.10086	14,860
01/01/2014 to 12/31/2014	$2.10086	$1.65554	10,034
01/01/2015 to 12/31/2015	$1.65554	$1.40722	9,298
01/01/2016 to 12/31/2016	$1.40722	$1.23720	18,189
01/01/2017 to 12/31/2017	$1.23720	$0.90405	15,849
01/01/2018 to 12/31/2018	$0.90405	$0.85802	13,445
ProFund VP Small-Cap Growth
01/01/2009 to 12/31/2009	$8.95265	$11.04130	58,108
01/01/2010 to 12/31/2010	$11.04130	$13.56950	74,041
01/01/2011 to 12/31/2011	$13.56950	$13.43463	18,342
01/01/2012 to 12/31/2012	$13.43463	$14.77091	15,957
01/01/2013 to 12/31/2013	$14.77091	$20.27570	80,138
01/01/2014 to 12/31/2014	$20.27570	$20.25017	8,019
01/01/2015 to 12/31/2015	$20.25017	$20.02666	19,353
01/01/2016 to 12/31/2016	$20.02666	$23.53859	12,631
01/01/2017 to 12/31/2017	$23.53859	$25.99466	7,044
01/01/2018 to 12/31/2018	$25.99466	$23.94601	2,907
ProFund VP Small-Cap Value
01/01/2009 to 12/31/2009	$8.98200	$10.57112	32,653
01/01/2010 to 12/31/2010	$10.57112	$12.61731	91,202
01/01/2011 to 12/31/2011	$12.61731	$11.82791	20,580
01/01/2012 to 12/31/2012	$11.82791	$13.42929	61,323
01/01/2013 to 12/31/2013	$13.42929	$18.07305	100,408
01/01/2014 to 12/31/2014	$18.07305	$18.69349	16,717
01/01/2015 to 12/31/2015	$18.69349	$16.76000	10,549
01/01/2016 to 12/31/2016	$16.76000	$21.09858	19,158
01/01/2017 to 12/31/2017	$21.09858	$22.62810	11,084
01/01/2018 to 12/31/2018	$22.62810	$18.97201	3,349
ProFund VP Telecommunications
01/01/2009 to 12/31/2009	$10.19880	$10.69907	12,742
01/01/2010 to 12/31/2010	$10.69907	$12.09905	41,695
01/01/2011 to 12/31/2011	$12.09905	$12.04831	8,234
01/01/2012 to 12/31/2012	$12.04831	$13.72191	59,339
01/01/2013 to 12/31/2013	$13.72191	$15.03201	3,968
01/01/2014 to 12/31/2014	$15.03201	$14.77685	3,685
01/01/2015 to 12/31/2015	$14.77685	$14.66425	1,050
01/01/2016 to 12/31/2016	$14.66425	$17.43979	725
01/01/2017 to 12/31/2017	$17.43979	$16.68638	826
01/01/2018 to 12/31/2018	$16.68638	$13.84533	189

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP U.S. Government Plus
01/01/2009 to 12/31/2009	$16.91701	$11.14239	54,783
01/01/2010 to 12/31/2010	$11.14239	$11.99222	15,725
01/01/2011 to 12/31/2011	$11.99222	$16.82485	15,972
01/01/2012 to 12/31/2012	$16.82485	$16.60557	4,122
01/01/2013 to 12/31/2013	$16.60557	$13.12943	2,836
01/01/2014 to 12/31/2014	$13.12943	$17.50471	2,556
01/01/2015 to 12/31/2015	$17.50471	$16.14552	934
01/01/2016 to 12/31/2016	$16.14552	$15.73473	1,815
01/01/2017 to 12/31/2017	$15.73473	$16.84111	1,227
01/01/2018 to 12/31/2018	$16.84111	$15.56738	1,117
ProFund VP UltraMid-Cap
01/01/2009 to 12/31/2009	$5.68591	$9.21434	112,783
01/01/2010 to 12/31/2010	$9.21434	$13.48171	90,655
01/01/2011 to 12/31/2011	$13.48171	$11.38001	14,829
01/01/2012 to 12/31/2012	$11.38001	$14.73756	10,051
01/01/2013 to 12/31/2013	$14.73756	$24.57884	8,327
01/01/2014 to 12/31/2014	$24.57884	$27.71196	3,825
01/01/2015 to 12/31/2015	$27.71196	$24.60992	1,531
01/01/2016 to 12/31/2016	$24.60992	$33.17858	1,461
01/01/2017 to 12/31/2017	$33.17858	$41.79463	1,009
01/01/2018 to 12/31/2018	$41.79463	$29.91292	1,121
ProFund VP Utilities
01/01/2009 to 12/31/2009	$12.35319	$13.37157	47,094
01/01/2010 to 12/31/2010	$13.37157	$13.84856	34,825
01/01/2011 to 12/31/2011	$13.84856	$15.90808	23,874
01/01/2012 to 12/31/2012	$15.90808	$15.57129	16,888
01/01/2013 to 12/31/2013	$15.57129	$17.24733	11,862
01/01/2014 to 12/31/2014	$17.24733	$21.22344	9,756
01/01/2015 to 12/31/2015	$21.22344	$19.41758	4,216
01/01/2016 to 12/31/2016	$19.41758	$21.84374	3,734
01/01/2017 to 12/31/2017	$21.84374	$23.62547	2,900
01/01/2018 to 12/31/2018	$23.62547	$23.75702	3,273
PSF SP International Growth Portfolio
formerly,Prudential SP International Growth Portfolio
01/01/2009 to 12/31/2009	$8.04284	$10.78241	17,242
01/01/2010 to 12/31/2010	$10.78241	$12.01642	9,331
01/01/2011 to 12/31/2011	$12.01642	$9.99439	9,860
01/01/2012 to 12/31/2012	$9.99439	$11.95721	21,897
01/01/2013 to 12/31/2013	$11.95721	$13.89363	27,627
01/01/2014 to 12/31/2014	$13.89363	$12.80478	20,250
01/01/2015 to 12/31/2015	$12.80478	$12.93807	19,140
01/01/2016 to 12/31/2016	$12.93807	$12.19461	14,846
01/01/2017 to 12/31/2017	$12.19461	$16.19050	12,735
01/01/2018 to 12/31/2018	$16.19050	$13.79670	11,293
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$11.68966	$14.09507	42,309
01/01/2011 to 12/31/2011	$14.09507	$12.01602	16,879
01/01/2012 to 12/31/2012	$12.01602	$13.35208	17,702
01/01/2013 to 12/31/2013	$13.35208	$15.65408	12,515
01/01/2014 to 12/31/2014	$15.65408	$14.49062	5,838
01/01/2015 to 12/31/2015	$14.49062	$14.48977	3,089
01/01/2016 to 12/31/2016	$14.48977	$14.62573	1,928
01/01/2017 to 12/31/2017	$14.62573	$17.85171	22,291
01/01/2018 to 12/31/2018	$17.85171	$14.50609	21,843

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$10.08671	$12.68514	26,995
01/01/2011 to 12/31/2011	$12.68514	$11.73598	37,288
01/01/2012 to 12/31/2012	$11.73598	$13.85251	17,376
01/01/2013 to 12/31/2013	$13.85251	$18.98660	12,261
01/01/2014 to 12/31/2014	$18.98660	$19.31802	13,143
01/01/2015 to 12/31/2015	$19.31802	$19.18944	7,981
01/01/2016 to 12/31/2016	$19.18944	$18.90272	2,727
01/01/2017 to 12/31/2017	$18.90272	$24.93750	3,841
01/01/2018 to 12/31/2018	$24.93750	$24.49971	2,311
Wells Fargo VT Small Cap Growth Fund - Class 1
07/16/2010* to 12/31/2010	$9.59310	$12.21387	10,504
01/01/2011 to 12/31/2011	$12.21387	$11.42106	8,312
01/01/2012 to 12/31/2012	$11.42106	$12.06906	5,649
01/01/2013 to 12/31/2013	$12.06906	$17.76211	1,815
01/01/2014 to 12/31/2014	$17.76211	$17.07165	566
01/01/2015 to 12/31/2015	$17.07165	$16.24776	1,073
01/01/2016 to 12/31/2016	$16.24776	$17.17022	686
01/01/2017 to 12/31/2017	$17.17022	$21.17240	3,295
01/01/2018 to 12/31/2018	$21.17240	$20.99834	2,959
*Denotes the start date of these sub-accounts

ASL II
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With HAV, EBP and GRO Plus or with any one combo 5% or HDV and Gro Plus or HD GRO with DB (2.40%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ACCESS VP High Yield Fund
01/01/2009 to 12/31/2009	$10.73737	$12.25220	0
01/01/2010 to 12/31/2010	$12.25220	$13.91651	0
01/01/2011 to 12/31/2011	$13.91651	$13.95613	0
01/01/2012 to 12/31/2012	$13.95613	$15.54430	0
01/01/2013 to 12/31/2013	$15.54430	$16.69126	0
01/01/2014 to 12/31/2014	$16.69126	$16.67176	0
01/01/2015 to 12/31/2015	$16.67176	$16.29672	0
01/01/2016 to 12/31/2016	$16.29672	$17.33837	0
01/01/2017 to 12/31/2017	$17.33837	$17.73468	0
01/01/2018 to 12/31/2018	$17.73468	$17.20083	0
AST Academic Strategies Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.74398	$9.39918	23,242,083
01/01/2010 to 12/31/2010	$9.39918	$10.27135	21,065,300
01/01/2011 to 12/31/2011	$10.27135	$9.75866	19,513,642
01/01/2012 to 12/31/2012	$9.75866	$10.72092	17,791,558
01/01/2013 to 12/31/2013	$10.72092	$11.50727	16,059,834
01/01/2014 to 12/31/2014	$11.50727	$11.65994	14,118,845
01/01/2015 to 12/31/2015	$11.65994	$11.01377	12,333,886
01/01/2016 to 12/31/2016	$11.01377	$11.43118	9,252,713
01/01/2017 to 12/31/2017	$11.43118	$12.56184	6,329,870
01/01/2018 to 12/31/2018	$12.56184	$11.26132	4,961,367
AST Advanced Strategies Portfolio
01/01/2009 to 12/31/2009	$7.75747	$9.55504	10,896,474
01/01/2010 to 12/31/2010	$9.55504	$10.60403	10,192,107
01/01/2011 to 12/31/2011	$10.60403	$10.36157	9,542,021
01/01/2012 to 12/31/2012	$10.36157	$11.49278	9,009,323
01/01/2013 to 12/31/2013	$11.49278	$13.07415	8,356,735
01/01/2014 to 12/31/2014	$13.07415	$13.53971	7,897,791
01/01/2015 to 12/31/2015	$13.53971	$13.32089	7,145,309
01/01/2016 to 12/31/2016	$13.32089	$13.92599	5,360,021
01/01/2017 to 12/31/2017	$13.92599	$15.89348	3,775,393
01/01/2018 to 12/31/2018	$15.89348	$14.59695	3,026,993
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99800	$11.57669	0
01/01/2014 to 12/31/2014	$11.57669	$12.78683	0
01/01/2015 to 12/31/2015	$12.78683	$12.69548	0
01/01/2016 to 12/31/2016	$12.69548	$13.71777	0
01/01/2017 to 12/31/2017	$13.71777	$16.35337	0
01/01/2018 to 12/31/2018	$16.35337	$14.66062	0
AST Balanced Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$8.01015	$9.63935	10,231,854
01/01/2010 to 12/31/2010	$9.63935	$10.56663	9,858,868
01/01/2011 to 12/31/2011	$10.56663	$10.18814	9,887,331
01/01/2012 to 12/31/2012	$10.18814	$11.18372	9,627,135
01/01/2013 to 12/31/2013	$11.18372	$12.84171	9,058,656
01/01/2014 to 12/31/2014	$12.84171	$13.35095	8,563,155
01/01/2015 to 12/31/2015	$13.35095	$13.09254	7,937,351
01/01/2016 to 12/31/2016	$13.09254	$13.58390	6,224,113
01/01/2017 to 12/31/2017	$13.58390	$15.23521	4,452,733
01/01/2018 to 12/31/2018	$15.23521	$14.13396	3,643,637

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99800	$9.11990	212,437
01/01/2012 to 12/31/2012	$9.11990	$9.95950	422,305
01/01/2013 to 12/31/2013	$9.95950	$10.77550	461,960
01/01/2014 to 12/31/2014	$10.77550	$11.03168	466,744
01/01/2015 to 12/31/2015	$11.03168	$10.44382	367,158
01/01/2016 to 12/31/2016	$10.44382	$10.90340	297,066
01/01/2017 to 12/31/2017	$10.90340	$11.98464	232,936
01/01/2018 to 12/31/2018	$11.98464	$11.07798	220,772
AST BlackRock Low Duration Bond Portfolio
01/01/2009 to 12/31/2009	$10.46289	$11.25647	669,201
01/01/2010 to 12/31/2010	$11.25647	$11.41468	651,501
01/01/2011 to 12/31/2011	$11.41468	$11.39170	501,665
01/01/2012 to 12/31/2012	$11.39170	$11.63991	511,927
01/01/2013 to 12/31/2013	$11.63991	$11.11362	531,679
01/01/2014 to 12/31/2014	$11.11362	$10.83626	445,462
01/01/2015 to 12/31/2015	$10.83626	$10.62736	411,071
01/01/2016 to 12/31/2016	$10.62736	$10.54252	354,205
01/01/2017 to 12/31/2017	$10.54252	$10.46567	322,474
01/01/2018 to 12/31/2018	$10.46567	$10.28918	326,567
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2009 to 12/31/2009	$10.93063	$12.43147	2,317,678
01/01/2010 to 12/31/2010	$12.43147	$13.06967	2,549,857
01/01/2011 to 12/31/2011	$13.06967	$13.16201	2,303,948
01/01/2012 to 12/31/2012	$13.16201	$14.04313	2,297,207
01/01/2013 to 12/31/2013	$14.04313	$13.45432	2,275,090
01/01/2014 to 12/31/2014	$13.45432	$13.68707	1,918,987
01/01/2015 to 12/31/2015	$13.68707	$13.07699	1,870,645
01/01/2016 to 12/31/2016	$13.07699	$13.30350	1,605,857
01/01/2017 to 12/31/2017	$13.30350	$13.55149	1,512,283
01/01/2018 to 12/31/2018	$13.55149	$13.13725	1,479,157
AST Bond Portfolio 2018
01/01/2010 to 12/31/2010	$9.65050	$10.47524	0
01/01/2011 to 12/31/2011	$10.47524	$11.61271	0
01/01/2012 to 12/31/2012	$11.61271	$11.98148	0
01/01/2013 to 12/31/2013	$11.98148	$11.32634	0
01/01/2014 to 12/31/2014	$11.32634	$11.34884	0
01/01/2015 to 12/31/2015	$11.34884	$11.16627	0
01/01/2016 to 12/31/2016	$11.16627	$11.07421	0
01/01/2017 to 12/31/2017	$11.07421	$10.88624	0
01/01/2018 to 12/31/2018	$10.88624	$10.70392	0
AST Bond Portfolio 2019
01/01/2010 to 12/31/2010	$9.55993	$10.38422	0
01/01/2011 to 12/31/2011	$10.38422	$11.75441	0
01/01/2012 to 12/31/2012	$11.75441	$12.14408	1,313
01/01/2013 to 12/31/2013	$12.14408	$11.27993	1,857
01/01/2014 to 12/31/2014	$11.27993	$11.47865	1,462
01/01/2015 to 12/31/2015	$11.47865	$11.32316	0
01/01/2016 to 12/31/2016	$11.32316	$11.21186	0
01/01/2017 to 12/31/2017	$11.21186	$11.02658	0
01/01/2018 to 12/31/2018	$11.02658	$10.82143	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2020
01/01/2010 to 12/31/2010	$9.23759	$10.07529	0
01/01/2011 to 12/31/2011	$10.07529	$11.67055	0
01/01/2012 to 12/31/2012	$11.67055	$12.10982	0
01/01/2013 to 12/31/2013	$12.10982	$11.04911	0
01/01/2014 to 12/31/2014	$11.04911	$11.44817	0
01/01/2015 to 12/31/2015	$11.44817	$11.34401	0
01/01/2016 to 12/31/2016	$11.34401	$11.28902	0
01/01/2017 to 12/31/2017	$11.28902	$11.11645	0
01/01/2018 to 12/31/2018	$11.11645	$10.88012	0
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99734	$10.94114	0
01/01/2011 to 12/31/2011	$10.94114	$12.84697	0
01/01/2012 to 12/31/2012	$12.84697	$13.39010	0
01/01/2013 to 12/31/2013	$13.39010	$12.15378	0
01/01/2014 to 12/31/2014	$12.15378	$12.77330	0
01/01/2015 to 12/31/2015	$12.77330	$12.68908	0
01/01/2016 to 12/31/2016	$12.68908	$12.63714	0
01/01/2017 to 12/31/2017	$12.63714	$12.52958	0
01/01/2018 to 12/31/2018	$12.52958	$12.23557	0
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99800	$11.94738	0
01/01/2012 to 12/31/2012	$11.94738	$12.34198	0
01/01/2013 to 12/31/2013	$12.34198	$10.87178	0
01/01/2014 to 12/31/2014	$10.87178	$11.71116	0
01/01/2015 to 12/31/2015	$11.71116	$11.66980	0
01/01/2016 to 12/31/2016	$11.66980	$11.59834	0
01/01/2017 to 12/31/2017	$11.59834	$11.49829	0
01/01/2018 to 12/31/2018	$11.49829	$11.20436	0
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99735	$10.33536	0
01/01/2013 to 12/31/2013	$10.33536	$9.05842	0
01/01/2014 to 12/31/2014	$9.05842	$9.95664	0
01/01/2015 to 12/31/2015	$9.95664	$9.98085	0
01/01/2016 to 12/31/2016	$9.98085	$9.92796	0
01/01/2017 to 12/31/2017	$9.92796	$9.85456	0
01/01/2018 to 12/31/2018	$9.85456	$9.59141	0
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99867	$8.69606	0
01/01/2014 to 12/31/2014	$8.69606	$9.72581	0
01/01/2015 to 12/31/2015	$9.72581	$9.76207	0
01/01/2016 to 12/31/2016	$9.76207	$9.71000	0
01/01/2017 to 12/31/2017	$9.71000	$9.63709	0
01/01/2018 to 12/31/2018	$9.63709	$9.34401	0
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99867	$11.23399	0
01/01/2015 to 12/31/2015	$11.23399	$11.18350	0
01/01/2016 to 12/31/2016	$11.18350	$11.18550	0
01/01/2017 to 12/31/2017	$11.18550	$11.11752	0
01/01/2018 to 12/31/2018	$11.11752	$10.76952	0
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99867	$9.87711	0
01/01/2016 to 12/31/2016	$9.87711	$9.84077	0
01/01/2017 to 12/31/2017	$9.84077	$9.83767	0
01/01/2018 to 12/31/2018	$9.83767	$9.50048	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99735	$9.81931	0
01/01/2017 to 12/31/2017	$9.81931	$9.84156	0
01/01/2018 to 12/31/2018	$9.84156	$9.48328	0
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99734	$9.97545	0
01/01/2018 to 12/31/2018	$9.97545	$9.53464	0
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99734	$9.60257	0
AST Capital Growth Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.54529	$9.22964	29,319,246
01/01/2010 to 12/31/2010	$9.22964	$10.21314	26,379,712
01/01/2011 to 12/31/2011	$10.21314	$9.72657	24,143,441
01/01/2012 to 12/31/2012	$9.72657	$10.79546	22,058,472
01/01/2013 to 12/31/2013	$10.79546	$12.92615	20,979,731
01/01/2014 to 12/31/2014	$12.92615	$13.49842	19,594,752
01/01/2015 to 12/31/2015	$13.49842	$13.24475	17,901,479
01/01/2016 to 12/31/2016	$13.24475	$13.81135	14,261,358
01/01/2017 to 12/31/2017	$13.81135	$15.89257	9,977,612
01/01/2018 to 12/31/2018	$15.89257	$14.54473	7,869,373
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99800	$11.58693	0
01/01/2014 to 12/31/2014	$11.58693	$12.84797	339
01/01/2015 to 12/31/2015	$12.84797	$12.09174	1,308
01/01/2016 to 12/31/2016	$12.09174	$13.56008	435
01/01/2017 to 12/31/2017	$13.56008	$15.67129	894
01/01/2018 to 12/31/2018	$15.67129	$14.56430	745
AST Cohen & Steers Realty Portfolio
01/01/2009 to 12/31/2009	$13.80672	$17.77760	39,068
01/01/2010 to 12/31/2010	$17.77760	$22.32975	33,474
01/01/2011 to 12/31/2011	$22.32975	$23.23117	25,211
01/01/2012 to 12/31/2012	$23.23117	$26.15266	23,586
01/01/2013 to 12/31/2013	$26.15266	$26.32479	19,557
01/01/2014 to 12/31/2014	$26.32479	$33.63610	13,193
01/01/2015 to 12/31/2015	$33.63610	$34.41925	11,497
01/01/2016 to 12/31/2016	$34.41925	$35.21303	9,136
01/01/2017 to 12/31/2017	$35.21303	$36.51688	7,453
01/01/2018 to 12/31/2018	$36.51688	$33.94116	6,266
AST Fidelity Institutional AM® Quantitative Portfolio
formerly,AST FI Pyramis® Quantitative Portfolio
01/01/2009 to 12/31/2009	$7.12389	$8.61129	9,506,956
01/01/2010 to 12/31/2010	$8.61129	$9.61195	8,823,667
01/01/2011 to 12/31/2011	$9.61195	$9.24048	8,045,017
01/01/2012 to 12/31/2012	$9.24048	$9.97757	7,314,299
01/01/2013 to 12/31/2013	$9.97757	$11.17547	6,524,756
01/01/2014 to 12/31/2014	$11.17547	$11.25092	5,451,045
01/01/2015 to 12/31/2015	$11.25092	$11.08965	4,953,254
01/01/2016 to 12/31/2016	$11.08965	$11.28452	3,594,820
01/01/2017 to 12/31/2017	$11.28452	$12.82876	2,311,106
01/01/2018 to 12/31/2018	$12.82876	$11.54955	1,781,898

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Global Real Estate Portfolio
01/01/2009 to 12/31/2009	$6.09221	$8.03301	2,045
01/01/2010 to 12/31/2010	$8.03301	$9.42411	918
01/01/2011 to 12/31/2011	$9.42411	$8.73477	415
01/01/2012 to 12/31/2012	$8.73477	$10.80981	1,054
01/01/2013 to 12/31/2013	$10.80981	$11.00897	1,712
01/01/2014 to 12/31/2014	$11.00897	$12.24098	1,804
01/01/2015 to 12/31/2015	$12.24098	$11.93644	35
01/01/2016 to 12/31/2016	$11.93644	$11.75503	11
01/01/2017 to 12/31/2017	$11.75503	$12.72268	0
01/01/2018 to 12/31/2018	$12.72268	$11.83095	0
AST Goldman Sachs Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$9.56510	$11.12694	778,721
01/01/2010 to 12/31/2010	$11.12694	$12.25943	666,136
01/01/2011 to 12/31/2011	$12.25943	$11.30526	360,168
01/01/2012 to 12/31/2012	$11.30526	$13.20340	369,016
01/01/2013 to 12/31/2013	$13.20340	$17.20922	362,529
01/01/2014 to 12/31/2014	$17.20922	$19.00199	281,967
01/01/2015 to 12/31/2015	$19.00199	$17.68881	794,737
01/01/2016 to 12/31/2016	$17.68881	$19.25805	680,026
01/01/2017 to 12/31/2017	$19.25805	$20.62926	586,931
01/01/2018 to 12/31/2018	$20.62926	$18.41476	550,787
AST Goldman Sachs Mid-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$10.27535	$15.75473	99,043
01/01/2010 to 12/31/2010	$15.75473	$18.42533	94,647
01/01/2011 to 12/31/2011	$18.42533	$17.44837	57,000
01/01/2012 to 12/31/2012	$17.44837	$20.36914	54,654
01/01/2013 to 12/31/2013	$20.36914	$26.28029	52,682
01/01/2014 to 12/31/2014	$26.28029	$28.60634	37,749
01/01/2015 to 12/31/2015	$28.60634	$26.33242	44,348
01/01/2016 to 12/31/2016	$26.33242	$26.12461	40,009
01/01/2017 to 12/31/2017	$26.12461	$32.40757	36,327
01/01/2018 to 12/31/2018	$32.40757	$30.25006	29,708
AST Goldman Sachs Multi-Asset Portfolio
01/01/2009 to 12/31/2009	$7.51618	$9.05120	959,211
01/01/2010 to 12/31/2010	$9.05120	$9.85860	1,093,239
01/01/2011 to 12/31/2011	$9.85860	$9.57365	807,701
01/01/2012 to 12/31/2012	$9.57365	$10.28998	850,571
01/01/2013 to 12/31/2013	$10.28998	$11.02934	742,791
01/01/2014 to 12/31/2014	$11.02934	$11.19969	747,891
01/01/2015 to 12/31/2015	$11.19969	$10.83137	762,290
01/01/2016 to 12/31/2016	$10.83137	$11.12768	517,346
01/01/2017 to 12/31/2017	$11.12768	$12.19553	442,111
01/01/2018 to 12/31/2018	$12.19553	$11.06128	288,929
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2009 to 12/31/2009	$12.66492	$15.67951	3,689
01/01/2010 to 12/31/2010	$15.67951	$19.39969	3,806
01/01/2011 to 12/31/2011	$19.39969	$19.18139	1,710
01/01/2012 to 12/31/2012	$19.18139	$21.65766	2,292
01/01/2013 to 12/31/2013	$21.65766	$29.34247	2,831
01/01/2014 to 12/31/2014	$29.34247	$30.69967	2,689
01/01/2015 to 12/31/2015	$30.69967	$28.31654	1,665
01/01/2016 to 12/31/2016	$28.31654	$34.35817	951
01/01/2017 to 12/31/2017	$34.35817	$37.62334	68
01/01/2018 to 12/31/2018	$37.62334	$31.55123	37

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Government Money Market Portfolio
01/01/2009 to 12/31/2009	$10.11620	$9.89756	3,646,303
01/01/2010 to 12/31/2010	$9.89756	$9.66248	1,560,180
01/01/2011 to 12/31/2011	$9.66248	$9.43310	767,860
01/01/2012 to 12/31/2012	$9.43310	$9.20693	829,333
01/01/2013 to 12/31/2013	$9.20693	$8.98599	563,706
01/01/2014 to 12/31/2014	$8.98599	$8.77029	428,616
01/01/2015 to 12/31/2015	$8.77029	$8.55988	322,506
01/01/2016 to 12/31/2016	$8.55988	$8.35487	207,348
01/01/2017 to 12/31/2017	$8.35487	$8.18279	132,232
01/01/2018 to 12/31/2018	$8.18279	$8.08912	109,926
AST High Yield Portfolio
01/01/2009 to 12/31/2009	$10.19526	$13.48847	128,274
01/01/2010 to 12/31/2010	$13.48847	$14.94202	75,370
01/01/2011 to 12/31/2011	$14.94202	$15.04678	52,310
01/01/2012 to 12/31/2012	$15.04678	$16.72268	40,827
01/01/2013 to 12/31/2013	$16.72268	$17.49331	27,642
01/01/2014 to 12/31/2014	$17.49331	$17.51018	14,387
01/01/2015 to 12/31/2015	$17.51018	$16.48093	11,743
01/01/2016 to 12/31/2016	$16.48093	$18.56310	20,283
01/01/2017 to 12/31/2017	$18.56310	$19.47259	7,469
01/01/2018 to 12/31/2018	$19.47259	$18.62529	5,990
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$8.47508	$9.87927	1,503,133
01/01/2010 to 12/31/2010	$9.87927	$10.91110	1,340,257
01/01/2011 to 12/31/2011	$10.91110	$10.20406	1,124,133
01/01/2012 to 12/31/2012	$10.20406	$11.64050	1,093,570
01/01/2013 to 12/31/2013	$11.64050	$15.88999	985,023
01/01/2014 to 12/31/2014	$15.88999	$17.64053	900,766
01/01/2015 to 12/31/2015	$17.64053	$15.86796	733,871
01/01/2016 to 12/31/2016	$15.86796	$18.56805	621,714
01/01/2017 to 12/31/2017	$18.56805	$21.60215	507,763
01/01/2018 to 12/31/2018	$21.60215	$18.09737	445,974
AST International Growth Portfolio
01/01/2009 to 12/31/2009	$11.41024	$15.06640	664,878
01/01/2010 to 12/31/2010	$15.06640	$16.83703	586,157
01/01/2011 to 12/31/2011	$16.83703	$14.30950	416,752
01/01/2012 to 12/31/2012	$14.30950	$16.80988	404,569
01/01/2013 to 12/31/2013	$16.80988	$19.53315	409,581
01/01/2014 to 12/31/2014	$19.53315	$18.01097	358,312
01/01/2015 to 12/31/2015	$18.01097	$18.13208	328,914
01/01/2016 to 12/31/2016	$18.13208	$17.02928	287,739
01/01/2017 to 12/31/2017	$17.02928	$22.51034	255,974
01/01/2018 to 12/31/2018	$22.51034	$19.03858	222,043
AST International Value Portfolio
01/01/2009 to 12/31/2009	$13.10479	$16.69116	440,216
01/01/2010 to 12/31/2010	$16.69116	$18.09631	396,620
01/01/2011 to 12/31/2011	$18.09631	$15.44591	332,717
01/01/2012 to 12/31/2012	$15.44591	$17.58867	327,543
01/01/2013 to 12/31/2013	$17.58867	$20.50847	318,333
01/01/2014 to 12/31/2014	$20.50847	$18.67440	295,485
01/01/2015 to 12/31/2015	$18.67440	$18.37517	294,687
01/01/2016 to 12/31/2016	$18.37517	$18.03933	253,925
01/01/2017 to 12/31/2017	$18.03933	$21.62452	232,985
01/01/2018 to 12/31/2018	$21.62452	$17.69733	216,061

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan Global Thematic Portfolio
01/01/2009 to 12/31/2009	$6.88474	$8.51142	595,656
01/01/2010 to 12/31/2010	$8.51142	$9.45507	864,252
01/01/2011 to 12/31/2011	$9.45507	$9.17589	807,596
01/01/2012 to 12/31/2012	$9.17589	$10.17172	726,479
01/01/2013 to 12/31/2013	$10.17172	$11.54401	821,436
01/01/2014 to 12/31/2014	$11.54401	$11.98404	715,298
01/01/2015 to 12/31/2015	$11.98404	$11.57390	631,769
01/01/2016 to 12/31/2016	$11.57390	$11.88608	611,378
01/01/2017 to 12/31/2017	$11.88608	$13.56873	412,462
01/01/2018 to 12/31/2018	$13.56873	$12.26517	337,157
AST J.P. Morgan International Equity Portfolio
01/01/2009 to 12/31/2009	$11.49995	$15.25131	19,898
01/01/2010 to 12/31/2010	$15.25131	$15.95280	15,820
01/01/2011 to 12/31/2011	$15.95280	$14.14559	6,028
01/01/2012 to 12/31/2012	$14.14559	$16.83037	6,958
01/01/2013 to 12/31/2013	$16.83037	$18.94977	4,643
01/01/2014 to 12/31/2014	$18.94977	$17.31767	4,544
01/01/2015 to 12/31/2015	$17.31767	$16.42954	3,236
01/01/2016 to 12/31/2016	$16.42954	$16.34602	1,797
01/01/2017 to 12/31/2017	$16.34602	$20.68269	1,180
01/01/2018 to 12/31/2018	$20.68269	$16.65754	994
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2009 to 12/31/2009	$11.37477	$13.54626	4,247,479
01/01/2010 to 12/31/2010	$13.54626	$14.18886	3,365,501
01/01/2011 to 12/31/2011	$14.18886	$13.88127	2,915,996
01/01/2012 to 12/31/2012	$13.88127	$14.99991	2,571,414
01/01/2013 to 12/31/2013	$14.99991	$16.25510	2,256,982
01/01/2014 to 12/31/2014	$16.25510	$16.72933	1,932,637
01/01/2015 to 12/31/2015	$16.72933	$16.29797	1,670,766
01/01/2016 to 12/31/2016	$16.29797	$16.51827	1,369,016
01/01/2017 to 12/31/2017	$16.51827	$18.08063	972,195
01/01/2018 to 12/31/2018	$18.08063	$16.73990	705,998
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08339	$10.28028	936
01/01/2010 to 12/31/2010	$10.28028	$11.16912	10,740
01/01/2011 to 12/31/2011	$11.16912	$10.97368	0
01/01/2012 to 12/31/2012	$10.97368	$12.33648	425
01/01/2013 to 12/31/2013	$12.33648	$16.43467	89
01/01/2014 to 12/31/2014	$16.43467	$17.56476	976
01/01/2015 to 12/31/2015	$17.56476	$18.96630	233
01/01/2016 to 12/31/2016	$18.96630	$18.24106	418
01/01/2017 to 12/31/2017	$18.24106	$24.18398	431
01/01/2018 to 12/31/2018	$24.18398	$23.22010	430
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$9.29330	$11.76958	1,848,746
01/01/2010 to 12/31/2010	$11.76958	$13.75625	1,586,546
01/01/2011 to 12/31/2011	$13.75625	$13.30399	1,154,406
01/01/2012 to 12/31/2012	$13.30399	$14.57687	1,053,397
01/01/2013 to 12/31/2013	$14.57687	$19.43594	969,688
01/01/2014 to 12/31/2014	$19.43594	$20.97840	841,680
01/01/2015 to 12/31/2015	$20.97840	$22.53713	706,952
01/01/2016 to 12/31/2016	$22.53713	$23.22420	597,034
01/01/2017 to 12/31/2017	$23.22420	$30.14664	468,191
01/01/2018 to 12/31/2018	$30.14664	$28.62838	368,448

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Global Equity Portfolio
01/01/2009 to 12/31/2009	$12.38919	$15.90171	11,579
01/01/2010 to 12/31/2010	$15.90171	$17.38993	9,712
01/01/2011 to 12/31/2011	$17.38993	$16.44152	3,220
01/01/2012 to 12/31/2012	$16.44152	$19.74963	3,966
01/01/2013 to 12/31/2013	$19.74963	$24.60257	4,476
01/01/2014 to 12/31/2014	$24.60257	$24.88390	3,239
01/01/2015 to 12/31/2015	$24.88390	$23.93084	488
01/01/2016 to 12/31/2016	$23.93084	$25.01908	474
01/01/2017 to 12/31/2017	$25.01908	$30.24224	562
01/01/2018 to 12/31/2018	$30.24224	$26.69303	202
AST MFS Growth Portfolio
01/01/2009 to 12/31/2009	$9.50996	$11.53757	279,229
01/01/2010 to 12/31/2010	$11.53757	$12.70045	285,023
01/01/2011 to 12/31/2011	$12.70045	$12.32241	235,259
01/01/2012 to 12/31/2012	$12.32241	$14.08094	221,153
01/01/2013 to 12/31/2013	$14.08094	$18.78778	198,237
01/01/2014 to 12/31/2014	$18.78778	$19.93402	191,257
01/01/2015 to 12/31/2015	$19.93402	$20.86204	172,017
01/01/2016 to 12/31/2016	$20.86204	$20.75165	152,957
01/01/2017 to 12/31/2017	$20.75165	$26.47519	119,057
01/01/2018 to 12/31/2018	$26.47519	$26.39173	101,860
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99801	$10.16785	0
01/01/2013 to 12/31/2013	$10.16785	$13.34811	42
01/01/2014 to 12/31/2014	$13.34811	$14.35891	19
01/01/2015 to 12/31/2015	$14.35891	$13.91297	7
01/01/2016 to 12/31/2016	$13.91297	$15.40573	0
01/01/2017 to 12/31/2017	$15.40573	$17.64443	0
01/01/2018 to 12/31/2018	$17.64443	$15.47080	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$10.66972	$14.64633	92,979
01/01/2010 to 12/31/2010	$14.64633	$17.64530	65,720
01/01/2011 to 12/31/2011	$17.64530	$16.79462	21,418
01/01/2012 to 12/31/2012	$16.79462	$19.19841	24,345
01/01/2013 to 12/31/2013	$19.19841	$26.60932	44,891
01/01/2014 to 12/31/2014	$26.60932	$29.67169	18,678
01/01/2015 to 12/31/2015	$29.67169	$27.32700	9,232
01/01/2016 to 12/31/2016	$27.32700	$31.53530	6,932
01/01/2017 to 12/31/2017	$31.53530	$35.02498	5,790
01/01/2018 to 12/31/2018	$35.02498	$28.55924	4,741
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99801	$10.27038	300,391
01/01/2013 to 12/31/2013	$10.27038	$11.91995	368,313
01/01/2014 to 12/31/2014	$11.91995	$12.23179	417,655
01/01/2015 to 12/31/2015	$12.23179	$11.78995	433,262
01/01/2016 to 12/31/2016	$11.78995	$12.00495	361,599
01/01/2017 to 12/31/2017	$12.00495	$13.65019	349,779
01/01/2018 to 12/31/2018	$13.65019	$12.21849	312,084

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Parametric Emerging Markets Equity Portfolio
01/01/2009 to 12/31/2009	$5.55454	$9.02730	10,155
01/01/2010 to 12/31/2010	$9.02730	$10.77293	11,384
01/01/2011 to 12/31/2011	$10.77293	$8.38315	1,218
01/01/2012 to 12/31/2012	$8.38315	$9.64859	2,114
01/01/2013 to 12/31/2013	$9.64859	$9.43803	4,221
01/01/2014 to 12/31/2014	$9.43803	$8.78008	3,752
01/01/2015 to 12/31/2015	$8.78008	$7.13585	641
01/01/2016 to 12/31/2016	$7.13585	$7.82600	1,161
01/01/2017 to 12/31/2017	$7.82600	$9.65357	1,140
01/01/2018 to 12/31/2018	$9.65357	$8.09728	975
AST Preservation Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$8.81300	$10.32514	11,458,452
01/01/2010 to 12/31/2010	$10.32514	$11.14283	11,581,634
01/01/2011 to 12/31/2011	$11.14283	$10.98411	12,118,723
01/01/2012 to 12/31/2012	$10.98411	$11.83224	11,679,502
01/01/2013 to 12/31/2013	$11.83224	$12.61206	9,118,647
01/01/2014 to 12/31/2014	$12.61206	$13.02032	8,255,374
01/01/2015 to 12/31/2015	$13.02032	$12.72609	7,311,338
01/01/2016 to 12/31/2016	$12.72609	$13.10764	5,525,190
01/01/2017 to 12/31/2017	$13.10764	$14.08992	3,977,625
01/01/2018 to 12/31/2018	$14.08992	$13.35943	3,014,904
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01792	$10.05739	0
01/01/2012 to 12/31/2012	$10.05739	$10.51341	0
01/01/2013 to 12/31/2013	$10.51341	$10.02378	87
01/01/2014 to 12/31/2014	$10.02378	$10.37613	41
01/01/2015 to 12/31/2015	$10.37613	$10.09994	373
01/01/2016 to 12/31/2016	$10.09994	$10.27304	872
01/01/2017 to 12/31/2017	$10.27304	$10.59576	1,001
01/01/2018 to 12/31/2018	$10.59576	$10.25603	706
AST Prudential Growth Allocation Portfolio
01/01/2009 to 12/31/2009	$6.55520	$8.05980	11,863,818
01/01/2010 to 12/31/2010	$8.05980	$9.36271	10,600,803
01/01/2011 to 12/31/2011	$9.36271	$8.57042	9,738,297
01/01/2012 to 12/31/2012	$8.57042	$9.44514	9,126,212
01/01/2013 to 12/31/2013	$9.44514	$10.78807	7,886,037
01/01/2014 to 12/31/2014	$10.78807	$11.49761	7,587,362
01/01/2015 to 12/31/2015	$11.49761	$11.15296	7,594,378
01/01/2016 to 12/31/2016	$11.15296	$11.98484	6,021,677
01/01/2017 to 12/31/2017	$11.98484	$13.58109	5,410,815
01/01/2018 to 12/31/2018	$13.58109	$12.24668	4,305,009
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99800	$11.61604	0
01/01/2014 to 12/31/2014	$11.61604	$13.06535	9,567
01/01/2015 to 12/31/2015	$13.06535	$12.94852	0
01/01/2016 to 12/31/2016	$12.94852	$14.01052	0
01/01/2017 to 12/31/2017	$14.01052	$16.60341	0
01/01/2018 to 12/31/2018	$16.60341	$15.04397	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST QMA US Equity Alpha Portfolio
01/01/2009 to 12/31/2009	$8.65380	$10.28928	6,348
01/01/2010 to 12/31/2010	$10.28928	$11.55386	5,969
01/01/2011 to 12/31/2011	$11.55386	$11.66689	2,015
01/01/2012 to 12/31/2012	$11.66689	$13.52770	2,345
01/01/2013 to 12/31/2013	$13.52770	$17.48469	1,139
01/01/2014 to 12/31/2014	$17.48469	$20.00271	1,847
01/01/2015 to 12/31/2015	$20.00271	$20.12387	1,032
01/01/2016 to 12/31/2016	$20.12387	$22.55819	698
01/01/2017 to 12/31/2017	$22.55819	$26.91772	663
01/01/2018 to 12/31/2018	$26.91772	$24.10966	489
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99800	$8.85426	4,231
01/01/2012 to 12/31/2012	$8.85426	$9.77847	24,037
01/01/2013 to 12/31/2013	$9.77847	$11.68144	179,350
01/01/2014 to 12/31/2014	$11.68144	$12.14233	194,393
01/01/2015 to 12/31/2015	$12.14233	$11.86873	236,884
01/01/2016 to 12/31/2016	$11.86873	$12.31700	220,731
01/01/2017 to 12/31/2017	$12.31700	$14.20912	195,826
01/01/2018 to 12/31/2018	$14.20912	$12.96104	216,259
AST RCM World Trends Portfolio
01/01/2009 to 12/31/2009	$7.09143	$8.53997	936,708
01/01/2010 to 12/31/2010	$8.53997	$9.32848	1,315,758
01/01/2011 to 12/31/2011	$9.32848	$8.93955	1,272,160
01/01/2012 to 12/31/2012	$8.93955	$9.62186	1,124,944
01/01/2013 to 12/31/2013	$9.62186	$10.55915	842,723
01/01/2014 to 12/31/2014	$10.55915	$10.83543	973,168
01/01/2015 to 12/31/2015	$10.83543	$10.55782	1,353,855
01/01/2016 to 12/31/2016	$10.55782	$10.80124	995,545
01/01/2017 to 12/31/2017	$10.80124	$12.25403	723,311
01/01/2018 to 12/31/2018	$12.25403	$11.01325	561,888
AST Small-Cap Growth Opportunities Portfolio
01/01/2009 to 12/31/2009	$13.65074	$17.67469	264,951
01/01/2010 to 12/31/2010	$17.67469	$22.86521	224,992
01/01/2011 to 12/31/2011	$22.86521	$19.39096	164,205
01/01/2012 to 12/31/2012	$19.39096	$22.72374	147,852
01/01/2013 to 12/31/2013	$22.72374	$31.23015	135,182
01/01/2014 to 12/31/2014	$31.23015	$31.98660	119,533
01/01/2015 to 12/31/2015	$31.98660	$31.63564	100,998
01/01/2016 to 12/31/2016	$31.63564	$33.25543	86,779
01/01/2017 to 12/31/2017	$33.25543	$41.44797	71,735
01/01/2018 to 12/31/2018	$41.44797	$36.06144	60,408
AST Small-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$8.80676	$11.50994	249,236
01/01/2010 to 12/31/2010	$11.50994	$15.32502	203,569
01/01/2011 to 12/31/2011	$15.32502	$14.81131	159,446
01/01/2012 to 12/31/2012	$14.81131	$16.21529	132,112
01/01/2013 to 12/31/2013	$16.21529	$21.39304	116,353
01/01/2014 to 12/31/2014	$21.39304	$21.67699	104,302
01/01/2015 to 12/31/2015	$21.67699	$21.32306	91,880
01/01/2016 to 12/31/2016	$21.32306	$23.32590	77,182
01/01/2017 to 12/31/2017	$23.32590	$28.21285	65,681
01/01/2018 to 12/31/2018	$28.21285	$25.21806	54,365

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Value Portfolio
01/01/2009 to 12/31/2009	$11.69360	$14.49448	510,077
01/01/2010 to 12/31/2010	$14.49448	$17.82428	437,771
01/01/2011 to 12/31/2011	$17.82428	$16.35741	325,297
01/01/2012 to 12/31/2012	$16.35741	$18.86348	301,905
01/01/2013 to 12/31/2013	$18.86348	$25.29690	266,677
01/01/2014 to 12/31/2014	$25.29690	$25.99045	235,576
01/01/2015 to 12/31/2015	$25.99045	$24.27334	203,348
01/01/2016 to 12/31/2016	$24.27334	$30.61132	172,963
01/01/2017 to 12/31/2017	$30.61132	$32.07386	142,419
01/01/2018 to 12/31/2018	$32.07386	$25.95511	126,575
AST T. Rowe Price Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$11.00086	$13.32865	3,870,357
01/01/2010 to 12/31/2010	$13.32865	$14.50947	3,849,263
01/01/2011 to 12/31/2011	$14.50947	$14.44283	3,584,247
01/01/2012 to 12/31/2012	$14.44283	$15.99810	3,557,865
01/01/2013 to 12/31/2013	$15.99810	$18.24271	3,853,416
01/01/2014 to 12/31/2014	$18.24271	$18.85181	3,693,714
01/01/2015 to 12/31/2015	$18.85181	$18.40715	4,059,600
01/01/2016 to 12/31/2016	$18.40715	$19.32185	3,755,963
01/01/2017 to 12/31/2017	$19.32185	$21.76519	2,874,030
01/01/2018 to 12/31/2018	$21.76519	$20.10850	2,155,246
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$8.35049	$12.50008	1,633,068
01/01/2010 to 12/31/2010	$12.50008	$14.12914	1,380,159
01/01/2011 to 12/31/2011	$14.12914	$13.55678	1,108,753
01/01/2012 to 12/31/2012	$13.55678	$15.55736	923,522
01/01/2013 to 12/31/2013	$15.55736	$21.86921	793,887
01/01/2014 to 12/31/2014	$21.86921	$23.12560	728,193
01/01/2015 to 12/31/2015	$23.12560	$24.73368	609,042
01/01/2016 to 12/31/2016	$24.73368	$24.79296	509,558
01/01/2017 to 12/31/2017	$24.79296	$33.36815	400,620
01/01/2018 to 12/31/2018	$33.36815	$33.82207	306,255
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$10.88453	$12.56303	115,499
01/01/2010 to 12/31/2010	$12.56303	$13.78730	117,858
01/01/2011 to 12/31/2011	$13.78730	$13.39074	96,602
01/01/2012 to 12/31/2012	$13.39074	$14.82033	91,426
01/01/2013 to 12/31/2013	$14.82033	$19.47388	87,762
01/01/2014 to 12/31/2014	$19.47388	$19.30265	85,915
01/01/2015 to 12/31/2015	$19.30265	$17.69700	78,435
01/01/2016 to 12/31/2016	$17.69700	$18.33184	70,217
01/01/2017 to 12/31/2017	$18.33184	$20.85490	64,779
01/01/2018 to 12/31/2018	$20.85490	$18.37536	59,519
AST T. Rowe Price Natural Resources Portfolio
01/01/2009 to 12/31/2009	$16.90038	$24.63484	17,307
01/01/2010 to 12/31/2010	$24.63484	$28.96185	12,201
01/01/2011 to 12/31/2011	$28.96185	$24.05060	2,117
01/01/2012 to 12/31/2012	$24.05060	$24.32141	2,843
01/01/2013 to 12/31/2013	$24.32141	$27.38877	3,666
01/01/2014 to 12/31/2014	$27.38877	$24.49614	2,273
01/01/2015 to 12/31/2015	$24.49614	$19.30481	1,102
01/01/2016 to 12/31/2016	$19.30481	$23.48075	1,113
01/01/2017 to 12/31/2017	$23.48075	$25.28088	340
01/01/2018 to 12/31/2018	$25.28088	$20.56202	229

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Templeton Global Bond Portfolio
01/01/2009 to 12/31/2009	$11.85991	$12.97765	96,586
01/01/2010 to 12/31/2010	$12.97765	$13.39367	69,359
01/01/2011 to 12/31/2011	$13.39367	$13.61193	20,025
01/01/2012 to 12/31/2012	$13.61193	$13.97891	29,496
01/01/2013 to 12/31/2013	$13.97891	$13.13128	47,782
01/01/2014 to 12/31/2014	$13.13128	$12.88742	29,165
01/01/2015 to 12/31/2015	$12.88742	$11.99728	14,535
01/01/2016 to 12/31/2016	$11.99728	$12.22017	14,433
01/01/2017 to 12/31/2017	$12.22017	$12.17112	15,124
01/01/2018 to 12/31/2018	$12.17112	$12.11488	10,750
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$10.40659	$14.10647	69,262
01/01/2010 to 12/31/2010	$14.10647	$17.01853	63,846
01/01/2011 to 12/31/2011	$17.01853	$16.03740	60,686
01/01/2012 to 12/31/2012	$16.03740	$18.53353	59,964
01/01/2013 to 12/31/2013	$18.53353	$23.95256	48,868
01/01/2014 to 12/31/2014	$23.95256	$26.87738	45,180
01/01/2015 to 12/31/2015	$26.87738	$24.49870	40,057
01/01/2016 to 12/31/2016	$24.49870	$27.25879	36,522
01/01/2017 to 12/31/2017	$27.25879	$31.53675	31,825
01/01/2018 to 12/31/2018	$31.53675	$25.68954	27,280
AST Wellington Management Hedged Equity Portfolio
01/01/2009 to 12/31/2009	$6.78933	$8.51030	107,578
01/01/2010 to 12/31/2010	$8.51030	$9.52188	74,413
01/01/2011 to 12/31/2011	$9.52188	$8.97252	167,510
01/01/2012 to 12/31/2012	$8.97252	$9.72079	218,841
01/01/2013 to 12/31/2013	$9.72079	$11.43278	679,759
01/01/2014 to 12/31/2014	$11.43278	$11.77263	646,261
01/01/2015 to 12/31/2015	$11.77263	$11.41735	719,800
01/01/2016 to 12/31/2016	$11.41735	$11.87104	499,132
01/01/2017 to 12/31/2017	$11.87104	$13.16202	388,324
01/01/2018 to 12/31/2018	$13.16202	$12.20254	322,559
AST Western Asset Core Plus Bond Portfolio
01/01/2009 to 12/31/2009	$9.22366	$10.04930	1,283,759
01/01/2010 to 12/31/2010	$10.04930	$10.57297	910,184
01/01/2011 to 12/31/2011	$10.57297	$10.94131	734,492
01/01/2012 to 12/31/2012	$10.94131	$11.51688	643,785
01/01/2013 to 12/31/2013	$11.51688	$11.07258	630,477
01/01/2014 to 12/31/2014	$11.07258	$11.58467	561,511
01/01/2015 to 12/31/2015	$11.58467	$11.44649	536,940
01/01/2016 to 12/31/2016	$11.44649	$11.74782	492,092
01/01/2017 to 12/31/2017	$11.74782	$12.18994	456,004
01/01/2018 to 12/31/2018	$12.18994	$11.62642	396,466
Invesco V.I. Diversified Dividend Fund - Series I
04/29/2011* to 12/31/2011	$9.99276	$9.07474	641
01/01/2012 to 12/31/2012	$9.07474	$10.51492	349
01/01/2013 to 12/31/2013	$10.51492	$13.44780	1,023
01/01/2014 to 12/31/2014	$13.44780	$14.80882	420
01/01/2015 to 12/31/2015	$14.80882	$14.75200	0
01/01/2016 to 12/31/2016	$14.75200	$16.53181	606
01/01/2017 to 12/31/2017	$16.53181	$17.51984	90
01/01/2018 to 12/31/2018	$17.51984	$15.80203	11

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Health Care Fund - Series I
formerly,Invesco V.I. Global Health Care Fund - Series I
01/01/2009 to 12/31/2009	$10.26426	$12.79044	8,749
01/01/2010 to 12/31/2010	$12.79044	$13.14427	4,405
01/01/2011 to 12/31/2011	$13.14427	$13.33612	2,034
01/01/2012 to 12/31/2012	$13.33612	$15.73548	2,410
01/01/2013 to 12/31/2013	$15.73548	$21.58460	3,683
01/01/2014 to 12/31/2014	$21.58460	$25.21044	2,731
01/01/2015 to 12/31/2015	$25.21044	$25.38359	524
01/01/2016 to 12/31/2016	$25.38359	$21.93631	6
01/01/2017 to 12/31/2017	$21.93631	$24.80013	0
01/01/2018 to 12/31/2018	$24.80013	$24.42045	0
Invesco V.I. Mid Cap Growth Portfolio, Series I
04/27/2012* to 12/31/2012	$10.04971	$9.71517	293
01/01/2013 to 12/31/2013	$9.71517	$12.99192	0
01/01/2014 to 12/31/2014	$12.99192	$13.69920	862
01/01/2015 to 12/31/2015	$13.69920	$13.53161	666
01/01/2016 to 12/31/2016	$13.53161	$13.30746	221
01/01/2017 to 12/31/2017	$13.30746	$15.91049	0
01/01/2018 to 12/31/2018	$15.91049	$14.65945	0
Invesco V.I. Technology Fund - Series I
01/01/2009 to 12/31/2009	$6.19468	$9.51643	0
01/01/2010 to 12/31/2010	$9.51643	$11.26722	0
01/01/2011 to 12/31/2011	$11.26722	$10.44154	0
01/01/2012 to 12/31/2012	$10.44154	$11.33977	0
01/01/2013 to 12/31/2013	$11.33977	$13.85055	0
01/01/2014 to 12/31/2014	$13.85055	$15.01218	0
01/01/2015 to 12/31/2015	$15.01218	$15.65031	0
01/01/2016 to 12/31/2016	$15.65031	$15.16020	0
01/01/2017 to 12/31/2017	$15.16020	$19.99643	0
01/01/2018 to 12/31/2018	$19.99643	$19.42506	0
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.12625	$9.69943	3,212
01/01/2017 to 12/31/2017	$9.69943	$13.35805	1,968
01/01/2018 to 12/31/2018	$13.35805	$10.72711	396
ProFund VP Asia 30
01/01/2009 to 12/31/2009	$16.90485	$25.44199	7,691
01/01/2010 to 12/31/2010	$25.44199	$28.28536	4,905
01/01/2011 to 12/31/2011	$28.28536	$20.15424	1,112
01/01/2012 to 12/31/2012	$20.15424	$22.71364	1,869
01/01/2013 to 12/31/2013	$22.71364	$25.48767	1,759
01/01/2014 to 12/31/2014	$25.48767	$24.48558	932
01/01/2015 to 12/31/2015	$24.48558	$21.65606	414
01/01/2016 to 12/31/2016	$21.65606	$21.27309	223
01/01/2017 to 12/31/2017	$21.27309	$27.59124	2
01/01/2018 to 12/31/2018	$27.59124	$21.91807	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Banks
01/01/2009 to 12/31/2009	$5.63110	$5.26254	1,692
01/01/2010 to 12/31/2010	$5.26254	$5.56449	1,666
01/01/2011 to 12/31/2011	$5.56449	$3.97813	639
01/01/2012 to 12/31/2012	$3.97813	$5.17934	0
01/01/2013 to 12/31/2013	$5.17934	$6.74639	0
01/01/2014 to 12/31/2014	$6.74639	$7.26776	0
01/01/2015 to 12/31/2015	$7.26776	$7.06256	0
01/01/2016 to 12/31/2016	$7.06256	$8.49494	0
01/01/2017 to 12/31/2017	$8.49494	$9.77742	0
01/01/2018 to 12/31/2018	$9.77742	$7.83369	0
ProFund VP Basic Materials
01/01/2009 to 12/31/2009	$9.72943	$15.41875	6,532
01/01/2010 to 12/31/2010	$15.41875	$19.51808	6,279
01/01/2011 to 12/31/2011	$19.51808	$15.97338	840
01/01/2012 to 12/31/2012	$15.97338	$16.91209	1,503
01/01/2013 to 12/31/2013	$16.91209	$19.54875	5,050
01/01/2014 to 12/31/2014	$19.54875	$19.40117	1,602
01/01/2015 to 12/31/2015	$19.40117	$16.29902	175
01/01/2016 to 12/31/2016	$16.29902	$18.85063	627
01/01/2017 to 12/31/2017	$18.85063	$22.62369	766
01/01/2018 to 12/31/2018	$22.62369	$18.17886	45
ProFund VP Bear
01/01/2009 to 12/31/2009	$7.60268	$5.35220	8,406
01/01/2010 to 12/31/2010	$5.35220	$4.29396	5,076
01/01/2011 to 12/31/2011	$4.29396	$3.81882	1,325
01/01/2012 to 12/31/2012	$3.81882	$3.10838	2,345
01/01/2013 to 12/31/2013	$3.10838	$2.22828	199
01/01/2014 to 12/31/2014	$2.22828	$1.86494	98
01/01/2015 to 12/31/2015	$1.86494	$1.73048	73
01/01/2016 to 12/31/2016	$1.73048	$1.46857	85
01/01/2017 to 12/31/2017	$1.46857	$1.17580	0
01/01/2018 to 12/31/2018	$1.17580	$1.19399	0
ProFund VP Bull
01/01/2009 to 12/31/2009	$8.67397	$10.52671	32,361
01/01/2010 to 12/31/2010	$10.52671	$11.56652	6,492
01/01/2011 to 12/31/2011	$11.56652	$11.28956	9,862
01/01/2012 to 12/31/2012	$11.28956	$12.54826	2,902
01/01/2013 to 12/31/2013	$12.54826	$15.89156	2,666
01/01/2014 to 12/31/2014	$15.89156	$17.28894	2,481
01/01/2015 to 12/31/2015	$17.28894	$16.79669	4,681
01/01/2016 to 12/31/2016	$16.79669	$17.97854	2,717
01/01/2017 to 12/31/2017	$17.97854	$20.94267	1,993
01/01/2018 to 12/31/2018	$20.94267	$19.18084	2,535
ProFund VP Consumer Goods Portfolio
01/01/2009 to 12/31/2009	$9.79537	$11.62207	3,564
01/01/2010 to 12/31/2010	$11.62207	$13.31273	2,156
01/01/2011 to 12/31/2011	$13.31273	$13.89643	897
01/01/2012 to 12/31/2012	$13.89643	$15.03494	197
01/01/2013 to 12/31/2013	$15.03494	$18.84946	0
01/01/2014 to 12/31/2014	$18.84946	$20.27864	0
01/01/2015 to 12/31/2015	$20.27864	$20.61595	0
01/01/2016 to 12/31/2016	$20.61595	$20.83551	0
01/01/2017 to 12/31/2017	$20.83551	$23.39857	0
01/01/2018 to 12/31/2018	$23.39857	$19.45371	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Consumer Services
01/01/2009 to 12/31/2009	$7.42476	$9.47886	1,991
01/01/2010 to 12/31/2010	$9.47886	$11.23028	852
01/01/2011 to 12/31/2011	$11.23028	$11.56406	229
01/01/2012 to 12/31/2012	$11.56406	$13.78021	0
01/01/2013 to 12/31/2013	$13.78021	$18.81204	235
01/01/2014 to 12/31/2014	$18.81204	$20.64853	0
01/01/2015 to 12/31/2015	$20.64853	$21.09805	0
01/01/2016 to 12/31/2016	$21.09805	$21.45505	0
01/01/2017 to 12/31/2017	$21.45505	$24.78818	0
01/01/2018 to 12/31/2018	$24.78818	$24.33885	0
ProFund VP Europe 30
01/01/2009 to 12/31/2009	$10.82604	$13.97842	4,314
01/01/2010 to 12/31/2010	$13.97842	$14.00245	3,079
01/01/2011 to 12/31/2011	$14.00245	$12.45247	550
01/01/2012 to 12/31/2012	$12.45247	$14.16998	918
01/01/2013 to 12/31/2013	$14.16998	$16.82229	5,123
01/01/2014 to 12/31/2014	$16.82229	$14.99868	886
01/01/2015 to 12/31/2015	$14.99868	$13.04616	65
01/01/2016 to 12/31/2016	$13.04616	$13.72826	59
01/01/2017 to 12/31/2017	$13.72826	$16.04112	70
01/01/2018 to 12/31/2018	$16.04112	$13.44212	61
ProFund VP Financials
01/01/2009 to 12/31/2009	$5.90542	$6.62872	1,399
01/01/2010 to 12/31/2010	$6.62872	$7.17688	0
01/01/2011 to 12/31/2011	$7.17688	$6.03590	23
01/01/2012 to 12/31/2012	$6.03590	$7.34760	22
01/01/2013 to 12/31/2013	$7.34760	$9.47174	21
01/01/2014 to 12/31/2014	$9.47174	$10.43858	19
01/01/2015 to 12/31/2015	$10.43858	$10.03582	17
01/01/2016 to 12/31/2016	$10.03582	$11.29634	15
01/01/2017 to 12/31/2017	$11.29634	$13.03163	14
01/01/2018 to 12/31/2018	$13.03163	$11.39079	131
ProFund VP Health Care
01/01/2009 to 12/31/2009	$8.96765	$10.46416	3,358
01/01/2010 to 12/31/2010	$10.46416	$10.50359	60
01/01/2011 to 12/31/2011	$10.50359	$11.28876	158
01/01/2012 to 12/31/2012	$11.28876	$12.93495	34
01/01/2013 to 12/31/2013	$12.93495	$17.64400	170
01/01/2014 to 12/31/2014	$17.64400	$21.30182	72
01/01/2015 to 12/31/2015	$21.30182	$21.83500	0
01/01/2016 to 12/31/2016	$21.83500	$20.44856	0
01/01/2017 to 12/31/2017	$20.44856	$24.13428	0
01/01/2018 to 12/31/2018	$24.13428	$24.59648	0
ProFund VP Industrials
01/01/2009 to 12/31/2009	$9.74240	$11.79997	151
01/01/2010 to 12/31/2010	$11.79997	$14.25215	291
01/01/2011 to 12/31/2011	$14.25215	$13.66233	174
01/01/2012 to 12/31/2012	$13.66233	$15.44050	251
01/01/2013 to 12/31/2013	$15.44050	$20.82506	230
01/01/2014 to 12/31/2014	$20.82506	$21.45877	0
01/01/2015 to 12/31/2015	$21.45877	$20.22728	0
01/01/2016 to 12/31/2016	$20.22728	$23.20745	0
01/01/2017 to 12/31/2017	$23.20745	$27.72586	0
01/01/2018 to 12/31/2018	$27.72586	$23.60259	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Japan
01/01/2009 to 12/31/2009	$10.06585	$10.83894	1,160
01/01/2010 to 12/31/2010	$10.83894	$9.88759	2,165
01/01/2011 to 12/31/2011	$9.88759	$7.86136	734
01/01/2012 to 12/31/2012	$7.86136	$9.43309	1,029
01/01/2013 to 12/31/2013	$9.43309	$13.64792	1,290
01/01/2014 to 12/31/2014	$13.64792	$13.75006	1,251
01/01/2015 to 12/31/2015	$13.75006	$14.19961	0
01/01/2016 to 12/31/2016	$14.19961	$13.91704	0
01/01/2017 to 12/31/2017	$13.91704	$16.09056	0
01/01/2018 to 12/31/2018	$16.09056	$13.87523	0
ProFund VP Large-Cap Growth
01/01/2009 to 12/31/2009	$7.14086	$9.04196	21,452
01/01/2010 to 12/31/2010	$9.04196	$9.98852	15,418
01/01/2011 to 12/31/2011	$9.98852	$10.05435	9,519
01/01/2012 to 12/31/2012	$10.05435	$11.06058	5,539
01/01/2013 to 12/31/2013	$11.06058	$14.10571	166
01/01/2014 to 12/31/2014	$14.10571	$15.54700	8,868
01/01/2015 to 12/31/2015	$15.54700	$15.74404	4,593
01/01/2016 to 12/31/2016	$15.74404	$16.13784	1,800
01/01/2017 to 12/31/2017	$16.13784	$19.73563	2,609
01/01/2018 to 12/31/2018	$19.73563	$18.90114	2,235
ProFund VP Large-Cap Value
01/01/2009 to 12/31/2009	$6.85119	$7.98836	7,453
01/01/2010 to 12/31/2010	$7.98836	$8.80199	1,472
01/01/2011 to 12/31/2011	$8.80199	$8.48124	582
01/01/2012 to 12/31/2012	$8.48124	$9.55376	14,036
01/01/2013 to 12/31/2013	$9.55376	$12.11200	9,840
01/01/2014 to 12/31/2014	$12.11200	$13.05948	19,031
01/01/2015 to 12/31/2015	$13.05948	$12.14244	2,418
01/01/2016 to 12/31/2016	$12.14244	$13.68062	3,527
01/01/2017 to 12/31/2017	$13.68062	$15.14719	1,242
01/01/2018 to 12/31/2018	$15.14719	$13.21077	428
ProFund VP Mid-Cap Growth
01/01/2009 to 12/31/2009	$9.52749	$12.86189	10,635
01/01/2010 to 12/31/2010	$12.86189	$16.12085	23,920
01/01/2011 to 12/31/2011	$16.12085	$15.27928	6,345
01/01/2012 to 12/31/2012	$15.27928	$17.20557	11,232
01/01/2013 to 12/31/2013	$17.20557	$21.91890	3,282
01/01/2014 to 12/31/2014	$21.91890	$22.65314	0
01/01/2015 to 12/31/2015	$22.65314	$22.17221	1,323
01/01/2016 to 12/31/2016	$22.17221	$24.42805	318
01/01/2017 to 12/31/2017	$24.42805	$28.20842	0
01/01/2018 to 12/31/2018	$28.20842	$24.23019	0
ProFund VP Mid-Cap Value
01/01/2009 to 12/31/2009	$10.75797	$13.74125	4,345
01/01/2010 to 12/31/2010	$13.74125	$16.15451	1,560
01/01/2011 to 12/31/2011	$16.15451	$15.14869	5,810
01/01/2012 to 12/31/2012	$15.14869	$17.23353	7,753
01/01/2013 to 12/31/2013	$17.23353	$22.22924	3,413
01/01/2014 to 12/31/2014	$22.22924	$23.90551	451
01/01/2015 to 12/31/2015	$23.90551	$21.41285	2
01/01/2016 to 12/31/2016	$21.41285	$25.98767	605
01/01/2017 to 12/31/2017	$25.98767	$28.05653	2
01/01/2018 to 12/31/2018	$28.05653	$23.74062	2

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP NASDAQ-100
01/01/2009 to 12/31/2009	$9.20338	$13.65432	3,246
01/01/2010 to 12/31/2010	$13.65432	$15.75828	3,352
01/01/2011 to 12/31/2011	$15.75828	$15.60475	159
01/01/2012 to 12/31/2012	$15.60475	$17.70150	187
01/01/2013 to 12/31/2013	$17.70150	$23.19848	2,852
01/01/2014 to 12/31/2014	$23.19848	$26.49234	3,285
01/01/2015 to 12/31/2015	$26.49234	$27.78409	1,143
01/01/2016 to 12/31/2016	$27.78409	$28.54454	842
01/01/2017 to 12/31/2017	$28.54454	$36.32376	491
01/01/2018 to 12/31/2018	$36.32376	$34.78426	491
ProFund VP Oil & Gas
01/01/2009 to 12/31/2009	$18.28734	$20.61464	12,708
01/01/2010 to 12/31/2010	$20.61464	$23.69391	8,409
01/01/2011 to 12/31/2011	$23.69391	$23.64601	2,152
01/01/2012 to 12/31/2012	$23.64601	$23.74572	2,511
01/01/2013 to 12/31/2013	$23.74572	$28.75480	1,577
01/01/2014 to 12/31/2014	$28.75480	$25.01435	1,168
01/01/2015 to 12/31/2015	$25.01435	$18.70731	142
01/01/2016 to 12/31/2016	$18.70731	$22.67554	76
01/01/2017 to 12/31/2017	$22.67554	$21.43026	27
01/01/2018 to 12/31/2018	$21.43026	$16.68355	18
ProFund VP Pharmaceuticals
01/01/2009 to 12/31/2009	$7.08241	$8.08038	4,748
01/01/2010 to 12/31/2010	$8.08038	$7.92408	1,982
01/01/2011 to 12/31/2011	$7.92408	$8.98214	1,297
01/01/2012 to 12/31/2012	$8.98214	$9.80517	1,382
01/01/2013 to 12/31/2013	$9.80517	$12.59666	917
01/01/2014 to 12/31/2014	$12.59666	$14.67464	533
01/01/2015 to 12/31/2015	$14.67464	$14.95879	0
01/01/2016 to 12/31/2016	$14.95879	$14.05555	0
01/01/2017 to 12/31/2017	$14.05555	$15.14007	0
01/01/2018 to 12/31/2018	$15.14007	$13.85872	0
ProFund VP Precious Metals
01/01/2009 to 12/31/2009	$14.07729	$18.59264	18,451
01/01/2010 to 12/31/2010	$18.59264	$24.12249	10,093
01/01/2011 to 12/31/2011	$24.12249	$19.02045	2,936
01/01/2012 to 12/31/2012	$19.02045	$15.86236	3,992
01/01/2013 to 12/31/2013	$15.86236	$9.60681	3,364
01/01/2014 to 12/31/2014	$9.60681	$7.13823	1,583
01/01/2015 to 12/31/2015	$7.13823	$4.67787	626
01/01/2016 to 12/31/2016	$4.67787	$7.11454	456
01/01/2017 to 12/31/2017	$7.11454	$7.31085	153
01/01/2018 to 12/31/2018	$7.31085	$6.17342	0
ProFund VP Real Estate
01/01/2009 to 12/31/2009	$9.97028	$12.44548	3,625
01/01/2010 to 12/31/2010	$12.44548	$15.14645	2,959
01/01/2011 to 12/31/2011	$15.14645	$15.48580	379
01/01/2012 to 12/31/2012	$15.48580	$17.70874	511
01/01/2013 to 12/31/2013	$17.70874	$17.29962	692
01/01/2014 to 12/31/2014	$17.29962	$21.10876	961
01/01/2015 to 12/31/2015	$21.10876	$20.66887	2,048
01/01/2016 to 12/31/2016	$20.66887	$21.32924	22
01/01/2017 to 12/31/2017	$21.32924	$22.49465	0
01/01/2018 to 12/31/2018	$22.49465	$20.70117	170

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Rising Rates Opportunity
01/01/2009 to 12/31/2009	$4.26834	$5.50659	36,447
01/01/2010 to 12/31/2010	$5.50659	$4.51306	31,795
01/01/2011 to 12/31/2011	$4.51306	$2.75291	11,480
01/01/2012 to 12/31/2012	$2.75291	$2.50031	16,466
01/01/2013 to 12/31/2013	$2.50031	$2.84233	5,665
01/01/2014 to 12/31/2014	$2.84233	$1.93468	4,762
01/01/2015 to 12/31/2015	$1.93468	$1.85824	1,032
01/01/2016 to 12/31/2016	$1.85824	$1.72017	1,180
01/01/2017 to 12/31/2017	$1.72017	$1.47909	39
01/01/2018 to 12/31/2018	$1.47909	$1.50339	24
ProFund VP Short NASDAQ-100
01/01/2009 to 12/31/2009	$6.54522	$3.79052	1,287
01/01/2010 to 12/31/2010	$3.79052	$2.91573	4,075
01/01/2011 to 12/31/2011	$2.91573	$2.54776	105
01/01/2012 to 12/31/2012	$2.54776	$2.01909	104
01/01/2013 to 12/31/2013	$2.01909	$1.39116	96
01/01/2014 to 12/31/2014	$1.39116	$1.09461	85
01/01/2015 to 12/31/2015	$1.09461	$0.92896	74
01/01/2016 to 12/31/2016	$0.92896	$0.81551	65
01/01/2017 to 12/31/2017	$0.81551	$0.59497	60
01/01/2018 to 12/31/2018	$0.59497	$0.56385	0
ProFund VP Small-Cap Growth
01/01/2009 to 12/31/2009	$11.04320	$13.59868	3,876
01/01/2010 to 12/31/2010	$13.59868	$16.68685	9,243
01/01/2011 to 12/31/2011	$16.68685	$16.49566	5,997
01/01/2012 to 12/31/2012	$16.49566	$18.10843	845
01/01/2013 to 12/31/2013	$18.10843	$24.81902	5,088
01/01/2014 to 12/31/2014	$24.81902	$24.74970	929
01/01/2015 to 12/31/2015	$24.74970	$24.43900	2,127
01/01/2016 to 12/31/2016	$24.43900	$28.68070	1,852
01/01/2017 to 12/31/2017	$28.68070	$31.62487	775
01/01/2018 to 12/31/2018	$31.62487	$29.08754	376
ProFund VP Small-Cap Value
01/01/2009 to 12/31/2009	$11.13680	$13.08706	5,068
01/01/2010 to 12/31/2010	$13.08706	$15.59637	3,948
01/01/2011 to 12/31/2011	$15.59637	$14.59812	2,432
01/01/2012 to 12/31/2012	$14.59812	$16.54899	8,493
01/01/2013 to 12/31/2013	$16.54899	$22.23740	10,520
01/01/2014 to 12/31/2014	$22.23740	$22.96566	1,683
01/01/2015 to 12/31/2015	$22.96566	$20.55890	1,565
01/01/2016 to 12/31/2016	$20.55890	$25.84125	1,992
01/01/2017 to 12/31/2017	$25.84125	$27.67228	743
01/01/2018 to 12/31/2018	$27.67228	$23.16542	151
ProFund VP Telecommunications
01/01/2009 to 12/31/2009	$9.14149	$9.57520	2,887
01/01/2010 to 12/31/2010	$9.57520	$10.81158	5,873
01/01/2011 to 12/31/2011	$10.81158	$10.74971	500
01/01/2012 to 12/31/2012	$10.74971	$12.22405	454
01/01/2013 to 12/31/2013	$12.22405	$13.37070	478
01/01/2014 to 12/31/2014	$13.37070	$13.12371	4
01/01/2015 to 12/31/2015	$13.12371	$13.00371	0
01/01/2016 to 12/31/2016	$13.00371	$15.44127	0
01/01/2017 to 12/31/2017	$15.44127	$14.75162	0
01/01/2018 to 12/31/2018	$14.75162	$12.22111	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP U.S. Government Plus
01/01/2009 to 12/31/2009	$15.92832	$10.47517	11,390
01/01/2010 to 12/31/2010	$10.47517	$11.25679	7,515
01/01/2011 to 12/31/2011	$11.25679	$15.76888	6,149
01/01/2012 to 12/31/2012	$15.76888	$15.53948	1,620
01/01/2013 to 12/31/2013	$15.53948	$12.26766	8,298
01/01/2014 to 12/31/2014	$12.26766	$16.33078	7,831
01/01/2015 to 12/31/2015	$16.33078	$15.03953	7,031
01/01/2016 to 12/31/2016	$15.03953	$14.63439	0
01/01/2017 to 12/31/2017	$14.63439	$15.63936	0
01/01/2018 to 12/31/2018	$15.63936	$14.43425	0
ProFund VP UltraMid-Cap
01/01/2009 to 12/31/2009	$8.31873	$13.46017	4,257
01/01/2010 to 12/31/2010	$13.46017	$19.66392	4,160
01/01/2011 to 12/31/2011	$19.66392	$16.57298	195
01/01/2012 to 12/31/2012	$16.57298	$21.42969	1,575
01/01/2013 to 12/31/2013	$21.42969	$35.68516	79
01/01/2014 to 12/31/2014	$35.68516	$40.17224	236
01/01/2015 to 12/31/2015	$40.17224	$35.62071	174
01/01/2016 to 12/31/2016	$35.62071	$47.94976	66
01/01/2017 to 12/31/2017	$47.94976	$60.30934	0
01/01/2018 to 12/31/2018	$60.30934	$43.09739	0
ProFund VP Utilities
01/01/2009 to 12/31/2009	$14.56943	$15.74647	4,815
01/01/2010 to 12/31/2010	$15.74647	$16.28322	4,562
01/01/2011 to 12/31/2011	$16.28322	$18.67615	2,028
01/01/2012 to 12/31/2012	$18.67615	$18.25263	2,674
01/01/2013 to 12/31/2013	$18.25263	$20.18620	3,138
01/01/2014 to 12/31/2014	$20.18620	$24.80173	1,950
01/01/2015 to 12/31/2015	$24.80173	$22.65664	1,672
01/01/2016 to 12/31/2016	$22.65664	$25.44861	1,879
01/01/2017 to 12/31/2017	$25.44861	$27.48245	0
01/01/2018 to 12/31/2018	$27.48245	$27.59281	0
PSF SP International Growth Portfolio
formerly,Prudential SP International Growth Portfolio
01/01/2009 to 12/31/2009	$7.99292	$10.69908	4,454
01/01/2010 to 12/31/2010	$10.69908	$11.90536	4,767
01/01/2011 to 12/31/2011	$11.90536	$9.88679	1,595
01/01/2012 to 12/31/2012	$9.88679	$11.81014	2,019
01/01/2013 to 12/31/2013	$11.81014	$13.70174	2,721
01/01/2014 to 12/31/2014	$13.70174	$12.60860	2,322
01/01/2015 to 12/31/2015	$12.60860	$12.72026	1,763
01/01/2016 to 12/31/2016	$12.72026	$11.97095	835
01/01/2017 to 12/31/2017	$11.97095	$15.86917	891
01/01/2018 to 12/31/2018	$15.86917	$13.50209	0
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$13.82143	$16.65379	1,791
01/01/2011 to 12/31/2011	$16.65379	$14.17565	241
01/01/2012 to 12/31/2012	$14.17565	$15.72768	319
01/01/2013 to 12/31/2013	$15.72768	$18.41096	574
01/01/2014 to 12/31/2014	$18.41096	$17.01650	0
01/01/2015 to 12/31/2015	$17.01650	$16.98936	52
01/01/2016 to 12/31/2016	$16.98936	$17.12235	0
01/01/2017 to 12/31/2017	$17.12235	$20.86710	0
01/01/2018 to 12/31/2018	$20.86710	$16.93008	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$14.62470	$18.37908	2,813
01/01/2011 to 12/31/2011	$18.37908	$16.97764	1,868
01/01/2012 to 12/31/2012	$16.97764	$20.00870	2,716
01/01/2013 to 12/31/2013	$20.00870	$27.38260	4,092
01/01/2014 to 12/31/2014	$27.38260	$27.81789	2,448
01/01/2015 to 12/31/2015	$27.81789	$27.59038	1,629
01/01/2016 to 12/31/2016	$27.59038	$27.13651	797
01/01/2017 to 12/31/2017	$27.13651	$35.74523	1,223
01/01/2018 to 12/31/2018	$35.74523	$35.06348	1,039
Wells Fargo VT Small Cap Growth Fund - Class 1
07/16/2010* to 12/31/2010	$9.59306	$12.20524	3,806
01/01/2011 to 12/31/2011	$12.20524	$11.39550	340
01/01/2012 to 12/31/2012	$11.39550	$12.02356	541
01/01/2013 to 12/31/2013	$12.02356	$17.66798	428
01/01/2014 to 12/31/2014	$17.66798	$16.95511	495
01/01/2015 to 12/31/2015	$16.95511	$16.11211	418
01/01/2016 to 12/31/2016	$16.11211	$17.00093	407
01/01/2017 to 12/31/2017	$17.00093	$20.93160	407
01/01/2018 to 12/31/2018	$20.93160	$20.72743	405
*Denotes the start date of these sub-accounts

ASL II
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With Combo 5%/HAV 80 bps (2.45%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$10.02457	$12.18448	2,443,141
01/01/2010 to 12/31/2010	$12.18448	$13.30816	3,949,179
01/01/2011 to 12/31/2011	$13.30816	$12.63747	2,931,866
01/01/2012 to 12/31/2012	$12.63747	$13.87655	3,095,464
01/01/2013 to 12/31/2013	$13.87655	$14.88678	3,047,847
01/01/2014 to 12/31/2014	$14.88678	$15.07655	2,392,239
01/01/2015 to 12/31/2015	$15.07655	$14.23377	1,680,698
01/01/2016 to 12/31/2016	$14.23377	$14.76567	1,387,340
01/01/2017 to 12/31/2017	$14.76567	$16.21777	1,384,257
01/01/2018 to 12/31/2018	$16.21777	$14.53130	830,758
AST Advanced Strategies Portfolio
05/01/2009 to 12/31/2009	$10.03691	$12.38087	1,130,101
01/01/2010 to 12/31/2010	$12.38087	$13.73305	1,701,914
01/01/2011 to 12/31/2011	$13.73305	$13.41223	1,389,885
01/01/2012 to 12/31/2012	$13.41223	$14.86896	1,538,380
01/01/2013 to 12/31/2013	$14.86896	$16.90630	1,596,045
01/01/2014 to 12/31/2014	$16.90630	$17.49949	1,432,882
01/01/2015 to 12/31/2015	$17.49949	$17.20783	1,252,712
01/01/2016 to 12/31/2016	$17.20783	$17.98035	1,111,576
01/01/2017 to 12/31/2017	$17.98035	$20.51014	1,077,252
01/01/2018 to 12/31/2018	$20.51014	$18.82732	787,342
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99796	$11.57265	0
01/01/2014 to 12/31/2014	$11.57265	$12.77579	17,752
01/01/2015 to 12/31/2015	$12.77579	$12.67795	21,150
01/01/2016 to 12/31/2016	$12.67795	$13.69186	9,362
01/01/2017 to 12/31/2017	$13.69186	$16.31408	9,317
01/01/2018 to 12/31/2018	$16.31408	$14.61778	10,070
AST Balanced Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$10.02339	$12.00964	2,769,807
01/01/2010 to 12/31/2010	$12.00964	$13.15819	4,171,056
01/01/2011 to 12/31/2011	$13.15819	$12.68033	3,413,824
01/01/2012 to 12/31/2012	$12.68033	$13.91226	3,719,137
01/01/2013 to 12/31/2013	$13.91226	$15.96660	3,709,195
01/01/2014 to 12/31/2014	$15.96660	$16.59119	3,390,387
01/01/2015 to 12/31/2015	$16.59119	$16.26177	3,075,765
01/01/2016 to 12/31/2016	$16.26177	$16.86342	2,743,691
01/01/2017 to 12/31/2017	$16.86342	$18.90363	2,652,080
01/01/2018 to 12/31/2018	$18.90363	$17.52817	2,143,320
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99796	$9.11678	54,933
01/01/2012 to 12/31/2012	$9.11678	$9.95090	203,036
01/01/2013 to 12/31/2013	$9.95090	$10.76063	223,867
01/01/2014 to 12/31/2014	$10.76063	$11.01087	212,037
01/01/2015 to 12/31/2015	$11.01087	$10.41889	223,429
01/01/2016 to 12/31/2016	$10.41889	$10.87175	203,575
01/01/2017 to 12/31/2017	$10.87175	$11.94375	166,053
01/01/2018 to 12/31/2018	$11.94375	$11.03452	98,219

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Low Duration Bond Portfolio
05/01/2009 to 12/31/2009	$9.99044	$10.45579	218,191
01/01/2010 to 12/31/2010	$10.45579	$10.59717	494,017
01/01/2011 to 12/31/2011	$10.59717	$10.57045	438,828
01/01/2012 to 12/31/2012	$10.57045	$10.79516	465,625
01/01/2013 to 12/31/2013	$10.79516	$10.30170	499,633
01/01/2014 to 12/31/2014	$10.30170	$10.03933	352,424
01/01/2015 to 12/31/2015	$10.03933	$9.84056	164,949
01/01/2016 to 12/31/2016	$9.84056	$9.75694	154,903
01/01/2017 to 12/31/2017	$9.75694	$9.68106	145,693
01/01/2018 to 12/31/2018	$9.68106	$9.51275	133,510
AST BlackRock/Loomis Sayles Bond Portfolio
05/01/2009 to 12/31/2009	$9.98231	$11.02170	2,350,903
01/01/2010 to 12/31/2010	$11.02170	$11.58164	4,777,220
01/01/2011 to 12/31/2011	$11.58164	$11.65746	3,685,504
01/01/2012 to 12/31/2012	$11.65746	$12.43143	4,405,066
01/01/2013 to 12/31/2013	$12.43143	$11.90407	3,525,426
01/01/2014 to 12/31/2014	$11.90407	$12.10380	2,763,292
01/01/2015 to 12/31/2015	$12.10380	$11.55834	2,045,758
01/01/2016 to 12/31/2016	$11.55834	$11.75254	1,738,117
01/01/2017 to 12/31/2017	$11.75254	$11.96541	1,822,848
01/01/2018 to 12/31/2018	$11.96541	$11.59367	1,207,313
AST Capital Growth Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$10.03869	$12.27792	2,987,900
01/01/2010 to 12/31/2010	$12.27792	$13.57925	4,481,134
01/01/2011 to 12/31/2011	$13.57925	$12.92556	3,050,077
01/01/2012 to 12/31/2012	$12.92556	$14.33862	3,527,961
01/01/2013 to 12/31/2013	$14.33862	$17.15975	4,044,080
01/01/2014 to 12/31/2014	$17.15975	$17.91025	3,974,344
01/01/2015 to 12/31/2015	$17.91025	$17.56469	3,564,803
01/01/2016 to 12/31/2016	$17.56469	$18.30679	3,111,098
01/01/2017 to 12/31/2017	$18.30679	$21.05449	3,169,207
01/01/2018 to 12/31/2018	$21.05449	$19.25886	2,464,499
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99796	$11.58193	9,544
01/01/2014 to 12/31/2014	$11.58193	$12.83593	32,785
01/01/2015 to 12/31/2015	$12.83593	$12.07417	35,640
01/01/2016 to 12/31/2016	$12.07417	$13.53352	64,052
01/01/2017 to 12/31/2017	$13.53352	$15.63273	76,233
01/01/2018 to 12/31/2018	$15.63273	$14.52108	47,869
AST Cohen & Steers Realty Portfolio
05/01/2009 to 12/31/2009	$9.61471	$14.47371	21,220
01/01/2010 to 12/31/2010	$14.47371	$18.17055	78,297
01/01/2011 to 12/31/2011	$18.17055	$18.89439	68,471
01/01/2012 to 12/31/2012	$18.89439	$21.25956	67,908
01/01/2013 to 12/31/2013	$21.25956	$21.38840	89,390
01/01/2014 to 12/31/2014	$21.38840	$27.31474	80,898
01/01/2015 to 12/31/2015	$27.31474	$27.93636	57,164
01/01/2016 to 12/31/2016	$27.93636	$28.56608	60,301
01/01/2017 to 12/31/2017	$28.56608	$29.60853	58,529
01/01/2018 to 12/31/2018	$29.60853	$27.50590	37,762

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Fidelity Institutional AM® Quantitative Portfolio
formerly,AST FI Pyramis® Quantitative Portfolio
05/01/2009 to 12/31/2009	$10.01306	$12.26469	1,663,537
01/01/2010 to 12/31/2010	$12.26469	$13.68275	1,910,950
01/01/2011 to 12/31/2011	$13.68275	$13.14735	1,598,083
01/01/2012 to 12/31/2012	$13.14735	$14.18861	1,564,740
01/01/2013 to 12/31/2013	$14.18861	$15.88411	1,485,301
01/01/2014 to 12/31/2014	$15.88411	$15.98324	1,359,386
01/01/2015 to 12/31/2015	$15.98324	$15.74618	1,100,173
01/01/2016 to 12/31/2016	$15.74618	$16.01472	859,386
01/01/2017 to 12/31/2017	$16.01472	$18.19691	937,810
01/01/2018 to 12/31/2018	$18.19691	$16.37402	605,954
AST Global Real Estate Portfolio
05/01/2009 to 12/31/2009	$9.85932	$13.89905	41,621
01/01/2010 to 12/31/2010	$13.89905	$16.29755	65,621
01/01/2011 to 12/31/2011	$16.29755	$15.09769	45,601
01/01/2012 to 12/31/2012	$15.09769	$18.67482	78,607
01/01/2013 to 12/31/2013	$18.67482	$19.00926	86,064
01/01/2014 to 12/31/2014	$19.00926	$21.12563	67,951
01/01/2015 to 12/31/2015	$21.12563	$20.58959	47,886
01/01/2016 to 12/31/2016	$20.58959	$20.26628	41,508
01/01/2017 to 12/31/2017	$20.26628	$21.92345	47,323
01/01/2018 to 12/31/2018	$21.92345	$20.37622	27,491
AST Goldman Sachs Large-Cap Value Portfolio
05/01/2009 to 12/31/2009	$10.12453	$12.17273	75,569
01/01/2010 to 12/31/2010	$12.17273	$13.40472	137,164
01/01/2011 to 12/31/2011	$13.40472	$12.35510	91,047
01/01/2012 to 12/31/2012	$12.35510	$14.42233	112,381
01/01/2013 to 12/31/2013	$14.42233	$18.78832	127,854
01/01/2014 to 12/31/2014	$18.78832	$20.73501	121,402
01/01/2015 to 12/31/2015	$20.73501	$19.29225	169,588
01/01/2016 to 12/31/2016	$19.29225	$20.99292	146,923
01/01/2017 to 12/31/2017	$20.99292	$22.47617	195,547
01/01/2018 to 12/31/2018	$22.47617	$20.05299	122,559
AST Goldman Sachs Mid-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$10.05956	$13.44950	235,589
01/01/2010 to 12/31/2010	$13.44950	$15.72117	440,042
01/01/2011 to 12/31/2011	$15.72117	$14.87987	254,658
01/01/2012 to 12/31/2012	$14.87987	$17.36175	299,390
01/01/2013 to 12/31/2013	$17.36175	$22.38871	318,245
01/01/2014 to 12/31/2014	$22.38871	$24.35766	274,850
01/01/2015 to 12/31/2015	$24.35766	$22.40985	315,659
01/01/2016 to 12/31/2016	$22.40985	$22.22161	287,500
01/01/2017 to 12/31/2017	$22.22161	$27.55179	293,482
01/01/2018 to 12/31/2018	$27.55179	$25.70420	208,481
AST Goldman Sachs Multi-Asset Portfolio
05/01/2009 to 12/31/2009	$10.02457	$11.82844	1,069,398
01/01/2010 to 12/31/2010	$11.82844	$12.87698	1,722,014
01/01/2011 to 12/31/2011	$12.87698	$12.49833	1,508,359
01/01/2012 to 12/31/2012	$12.49833	$13.42670	1,627,984
01/01/2013 to 12/31/2013	$13.42670	$14.38413	1,517,606
01/01/2014 to 12/31/2014	$14.38413	$14.59874	1,235,997
01/01/2015 to 12/31/2015	$14.59874	$14.11150	981,039
01/01/2016 to 12/31/2016	$14.11150	$14.49003	848,686
01/01/2017 to 12/31/2017	$14.49003	$15.87232	881,419
01/01/2018 to 12/31/2018	$15.87232	$14.38860	514,952

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Small-Cap Value Portfolio
05/01/2009 to 12/31/2009	$9.95310	$12.72587	112,264
01/01/2010 to 12/31/2010	$12.72587	$15.73721	244,740
01/01/2011 to 12/31/2011	$15.73721	$15.55209	171,766
01/01/2012 to 12/31/2012	$15.55209	$17.55077	213,320
01/01/2013 to 12/31/2013	$17.55077	$23.76605	213,976
01/01/2014 to 12/31/2014	$23.76605	$24.85257	193,714
01/01/2015 to 12/31/2015	$24.85257	$22.91154	148,380
01/01/2016 to 12/31/2016	$22.91154	$27.78593	128,510
01/01/2017 to 12/31/2017	$27.78593	$30.41090	135,735
01/01/2018 to 12/31/2018	$30.41090	$25.48974	92,075
AST Government Money Market Portfolio
05/01/2009 to 12/31/2009	$9.99954	$9.84126	534,643
01/01/2010 to 12/31/2010	$9.84126	$9.60254	722,156
01/01/2011 to 12/31/2011	$9.60254	$9.36983	650,694
01/01/2012 to 12/31/2012	$9.36983	$9.14059	709,894
01/01/2013 to 12/31/2013	$9.14059	$8.91657	588,370
01/01/2014 to 12/31/2014	$8.91657	$8.69821	442,033
01/01/2015 to 12/31/2015	$8.69821	$8.48504	391,041
01/01/2016 to 12/31/2016	$8.48504	$8.27789	447,853
01/01/2017 to 12/31/2017	$8.27789	$8.10317	267,176
01/01/2018 to 12/31/2018	$8.10317	$8.00634	321,089
AST High Yield Portfolio
05/01/2009 to 12/31/2009	$10.01699	$12.48359	95,606
01/01/2010 to 12/31/2010	$12.48359	$13.82185	197,331
01/01/2011 to 12/31/2011	$13.82185	$13.91156	179,178
01/01/2012 to 12/31/2012	$13.91156	$15.45300	207,566
01/01/2013 to 12/31/2013	$15.45300	$16.15687	202,353
01/01/2014 to 12/31/2014	$16.15687	$16.16426	177,735
01/01/2015 to 12/31/2015	$16.16426	$15.20627	110,951
01/01/2016 to 12/31/2016	$15.20627	$17.11857	97,387
01/01/2017 to 12/31/2017	$17.11857	$17.94803	106,435
01/01/2018 to 12/31/2018	$17.94803	$17.15820	65,282
AST Hotchkis & Wiley Large-Cap Value Portfolio
05/01/2009 to 12/31/2009	$10.06254	$12.69997	46,704
01/01/2010 to 12/31/2010	$12.69997	$14.01936	58,656
01/01/2011 to 12/31/2011	$14.01936	$13.10432	41,926
01/01/2012 to 12/31/2012	$13.10432	$14.94134	39,728
01/01/2013 to 12/31/2013	$14.94134	$20.38537	106,904
01/01/2014 to 12/31/2014	$20.38537	$22.61970	127,378
01/01/2015 to 12/31/2015	$22.61970	$20.33641	122,111
01/01/2016 to 12/31/2016	$20.33641	$23.78473	114,720
01/01/2017 to 12/31/2017	$23.78473	$27.65709	100,363
01/01/2018 to 12/31/2018	$27.65709	$23.15791	70,943
AST International Growth Portfolio
05/01/2009 to 12/31/2009	$10.14311	$13.23664	61,190
01/01/2010 to 12/31/2010	$13.23664	$14.78460	114,002
01/01/2011 to 12/31/2011	$14.78460	$12.55871	75,035
01/01/2012 to 12/31/2012	$12.55871	$14.74550	82,693
01/01/2013 to 12/31/2013	$14.74550	$17.12547	101,801
01/01/2014 to 12/31/2014	$17.12547	$15.78286	91,078
01/01/2015 to 12/31/2015	$15.78286	$15.88087	102,774
01/01/2016 to 12/31/2016	$15.88087	$14.90739	95,297
01/01/2017 to 12/31/2017	$14.90739	$19.69536	118,944
01/01/2018 to 12/31/2018	$19.69536	$16.64912	106,273

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST International Value Portfolio
05/01/2009 to 12/31/2009	$10.11761	$13.06851	49,463
01/01/2010 to 12/31/2010	$13.06851	$14.16146	140,823
01/01/2011 to 12/31/2011	$14.16146	$12.08112	92,030
01/01/2012 to 12/31/2012	$12.08112	$13.75004	112,024
01/01/2013 to 12/31/2013	$13.75004	$16.02438	105,832
01/01/2014 to 12/31/2014	$16.02438	$14.58386	97,949
01/01/2015 to 12/31/2015	$14.58386	$14.34284	84,499
01/01/2016 to 12/31/2016	$14.34284	$14.07349	84,470
01/01/2017 to 12/31/2017	$14.07349	$16.86179	76,095
01/01/2018 to 12/31/2018	$16.86179	$13.79243	49,560
AST Investment Grade Bond Portfolio
05/01/2009 to 12/31/2009	$9.98119	$10.81762	0
01/01/2010 to 12/31/2010	$10.81762	$11.69349	77,776
01/01/2011 to 12/31/2011	$11.69349	$12.82717	10,513,694
01/01/2012 to 12/31/2012	$12.82717	$13.68874	4,902,955
01/01/2013 to 12/31/2013	$13.68874	$12.92850	1,831,935
01/01/2014 to 12/31/2014	$12.92850	$13.46048	1,963,124
01/01/2015 to 12/31/2015	$13.46048	$13.28462	6,348,510
01/01/2016 to 12/31/2016	$13.28462	$13.50474	7,762,359
01/01/2017 to 12/31/2017	$13.50474	$13.74281	4,542,641
01/01/2018 to 12/31/2018	$13.74281	$13.36854	12,706,569
AST J.P. Morgan Global Thematic Portfolio
05/01/2009 to 12/31/2009	$10.04093	$12.21599	669,427
01/01/2010 to 12/31/2010	$12.21599	$13.56339	1,219,025
01/01/2011 to 12/31/2011	$13.56339	$13.15627	707,163
01/01/2012 to 12/31/2012	$13.15627	$14.57677	740,636
01/01/2013 to 12/31/2013	$14.57677	$16.53506	746,438
01/01/2014 to 12/31/2014	$16.53506	$17.15649	653,969
01/01/2015 to 12/31/2015	$17.15649	$16.56073	501,245
01/01/2016 to 12/31/2016	$16.56073	$16.99882	434,964
01/01/2017 to 12/31/2017	$16.99882	$19.39538	459,315
01/01/2018 to 12/31/2018	$19.39538	$17.52301	283,354
AST J.P. Morgan International Equity Portfolio
05/01/2009 to 12/31/2009	$10.12727	$13.55348	201,691
01/01/2010 to 12/31/2010	$13.55348	$14.16959	337,387
01/01/2011 to 12/31/2011	$14.16959	$12.55801	228,979
01/01/2012 to 12/31/2012	$12.55801	$14.93376	249,160
01/01/2013 to 12/31/2013	$14.93376	$16.80576	221,598
01/01/2014 to 12/31/2014	$16.80576	$15.35050	215,576
01/01/2015 to 12/31/2015	$15.35050	$14.55580	206,982
01/01/2016 to 12/31/2016	$14.55580	$14.47449	187,431
01/01/2017 to 12/31/2017	$14.47449	$18.30524	201,341
01/01/2018 to 12/31/2018	$18.30524	$14.73514	142,713
AST J.P. Morgan Strategic Opportunities Portfolio
05/01/2009 to 12/31/2009	$10.07968	$11.63646	1,382,051
01/01/2010 to 12/31/2010	$11.63646	$12.18235	1,686,564
01/01/2011 to 12/31/2011	$12.18235	$11.91214	1,458,362
01/01/2012 to 12/31/2012	$11.91214	$12.86542	1,451,868
01/01/2013 to 12/31/2013	$12.86542	$13.93476	1,365,761
01/01/2014 to 12/31/2014	$13.93476	$14.33405	1,173,217
01/01/2015 to 12/31/2015	$14.33405	$13.95736	924,861
01/01/2016 to 12/31/2016	$13.95736	$14.13878	764,355
01/01/2017 to 12/31/2017	$14.13878	$15.46819	726,571
01/01/2018 to 12/31/2018	$15.46819	$14.31373	465,866

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08335	$10.27958	36,602
01/01/2010 to 12/31/2010	$10.27958	$11.16256	58,400
01/01/2011 to 12/31/2011	$11.16256	$10.96161	55,060
01/01/2012 to 12/31/2012	$10.96161	$12.31659	34,258
01/01/2013 to 12/31/2013	$12.31659	$16.39972	36,158
01/01/2014 to 12/31/2014	$16.39972	$17.51841	36,889
01/01/2015 to 12/31/2015	$17.51841	$18.90660	51,524
01/01/2016 to 12/31/2016	$18.90660	$18.17430	24,541
01/01/2017 to 12/31/2017	$18.17430	$24.08318	52,860
01/01/2018 to 12/31/2018	$24.08318	$23.11135	41,966
AST Loomis Sayles Large-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$10.00718	$12.68196	132,749
01/01/2010 to 12/31/2010	$12.68196	$14.81504	244,736
01/01/2011 to 12/31/2011	$14.81504	$14.32058	174,151
01/01/2012 to 12/31/2012	$14.32058	$15.68274	164,561
01/01/2013 to 12/31/2013	$15.68274	$20.89981	170,755
01/01/2014 to 12/31/2014	$20.89981	$22.54689	273,653
01/01/2015 to 12/31/2015	$22.54689	$24.20985	210,236
01/01/2016 to 12/31/2016	$24.20985	$24.93508	196,721
01/01/2017 to 12/31/2017	$24.93508	$32.35103	176,272
01/01/2018 to 12/31/2018	$32.35103	$30.70579	128,227
AST MFS Global Equity Portfolio
05/01/2009 to 12/31/2009	$10.07231	$13.33069	76,212
01/01/2010 to 12/31/2010	$13.33069	$14.57092	177,654
01/01/2011 to 12/31/2011	$14.57092	$13.76913	123,927
01/01/2012 to 12/31/2012	$13.76913	$16.53101	190,240
01/01/2013 to 12/31/2013	$16.53101	$20.58255	189,655
01/01/2014 to 12/31/2014	$20.58255	$20.80720	167,349
01/01/2015 to 12/31/2015	$20.80720	$19.99994	157,783
01/01/2016 to 12/31/2016	$19.99994	$20.89873	121,834
01/01/2017 to 12/31/2017	$20.89873	$25.24879	156,956
01/01/2018 to 12/31/2018	$25.24879	$22.27399	108,860
AST MFS Growth Portfolio
05/01/2009 to 12/31/2009	$10.02810	$12.12008	137,082
01/01/2010 to 12/31/2010	$12.12008	$13.33476	212,508
01/01/2011 to 12/31/2011	$13.33476	$12.93122	145,330
01/01/2012 to 12/31/2012	$12.93122	$14.76899	150,949
01/01/2013 to 12/31/2013	$14.76899	$19.69573	159,621
01/01/2014 to 12/31/2014	$19.69573	$20.88670	173,051
01/01/2015 to 12/31/2015	$20.88670	$21.84793	98,614
01/01/2016 to 12/31/2016	$21.84793	$21.72130	88,924
01/01/2017 to 12/31/2017	$21.72130	$27.69799	74,329
01/01/2018 to 12/31/2018	$27.69799	$27.59637	58,855
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99797	$10.16591	1,675
01/01/2013 to 12/31/2013	$10.16591	$13.33883	12,970
01/01/2014 to 12/31/2014	$13.33883	$14.34158	15,500
01/01/2015 to 12/31/2015	$14.34158	$13.88901	20,843
01/01/2016 to 12/31/2016	$13.88901	$15.37133	68,173
01/01/2017 to 12/31/2017	$15.37133	$17.59610	57,089
01/01/2018 to 12/31/2018	$17.59610	$15.42047	33,952

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
05/01/2009 to 12/31/2009	$10.13090	$13.68129	57,122
01/01/2010 to 12/31/2010	$13.68129	$16.47421	137,131
01/01/2011 to 12/31/2011	$16.47421	$15.67193	98,601
01/01/2012 to 12/31/2012	$15.67193	$17.90574	83,761
01/01/2013 to 12/31/2013	$17.90574	$24.80483	138,471
01/01/2014 to 12/31/2014	$24.80483	$27.64538	157,545
01/01/2015 to 12/31/2015	$27.64538	$25.44778	132,902
01/01/2016 to 12/31/2016	$25.44778	$29.35166	120,672
01/01/2017 to 12/31/2017	$29.35166	$32.58297	131,446
01/01/2018 to 12/31/2018	$32.58297	$26.55427	85,028
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99797	$10.26668	156,954
01/01/2013 to 12/31/2013	$10.26668	$11.90955	191,651
01/01/2014 to 12/31/2014	$11.90955	$12.21473	138,394
01/01/2015 to 12/31/2015	$12.21473	$11.76755	133,132
01/01/2016 to 12/31/2016	$11.76755	$11.97612	126,333
01/01/2017 to 12/31/2017	$11.97612	$13.61042	123,196
01/01/2018 to 12/31/2018	$13.61042	$12.17660	93,849
AST Parametric Emerging Markets Equity Portfolio
05/01/2009 to 12/31/2009	$10.05427	$14.75739	143,569
01/01/2010 to 12/31/2010	$14.75739	$17.60209	322,078
01/01/2011 to 12/31/2011	$17.60209	$13.69040	188,326
01/01/2012 to 12/31/2012	$13.69040	$15.74883	238,218
01/01/2013 to 12/31/2013	$15.74883	$15.39725	263,330
01/01/2014 to 12/31/2014	$15.39725	$14.31657	252,562
01/01/2015 to 12/31/2015	$14.31657	$11.62957	211,486
01/01/2016 to 12/31/2016	$11.62957	$12.74781	179,386
01/01/2017 to 12/31/2017	$12.74781	$15.71679	184,131
01/01/2018 to 12/31/2018	$15.71679	$13.17619	124,479
AST Preservation Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$10.02087	$11.57669	3,351,135
01/01/2010 to 12/31/2010	$11.57669	$12.48704	4,703,974
01/01/2011 to 12/31/2011	$12.48704	$12.30300	3,873,239
01/01/2012 to 12/31/2012	$12.30300	$13.24615	4,009,825
01/01/2013 to 12/31/2013	$13.24615	$14.11193	3,309,961
01/01/2014 to 12/31/2014	$14.11193	$14.56120	2,860,651
01/01/2015 to 12/31/2015	$14.56120	$14.22478	2,489,566
01/01/2016 to 12/31/2016	$14.22478	$14.64391	2,204,647
01/01/2017 to 12/31/2017	$14.64391	$15.73328	2,045,994
01/01/2018 to 12/31/2018	$15.73328	$14.90998	1,461,585
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01788	$10.05643	0
01/01/2012 to 12/31/2012	$10.05643	$10.50712	56,817
01/01/2013 to 12/31/2013	$10.50712	$10.01269	184,464
01/01/2014 to 12/31/2014	$10.01269	$10.35944	360,530
01/01/2015 to 12/31/2015	$10.35944	$10.07855	273,757
01/01/2016 to 12/31/2016	$10.07855	$10.24604	292,931
01/01/2017 to 12/31/2017	$10.24604	$10.56250	296,090
01/01/2018 to 12/31/2018	$10.56250	$10.21860	205,188

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Prudential Growth Allocation Portfolio
05/01/2009 to 12/31/2009	$9.98506	$12.12475	2,098,937
01/01/2010 to 12/31/2010	$12.12475	$14.07752	3,200,820
01/01/2011 to 12/31/2011	$14.07752	$12.87969	2,085,788
01/01/2012 to 12/31/2012	$12.87969	$14.18693	2,564,185
01/01/2013 to 12/31/2013	$14.18693	$16.19572	2,344,087
01/01/2014 to 12/31/2014	$16.19572	$17.25206	2,247,968
01/01/2015 to 12/31/2015	$17.25206	$16.72629	2,975,040
01/01/2016 to 12/31/2016	$16.72629	$17.96468	2,578,803
01/01/2017 to 12/31/2017	$17.96468	$20.34673	4,263,312
01/01/2018 to 12/31/2018	$20.34673	$18.33795	2,675,776
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99796	$11.61202	0
01/01/2014 to 12/31/2014	$11.61202	$13.05407	1,856
01/01/2015 to 12/31/2015	$13.05407	$12.93078	0
01/01/2016 to 12/31/2016	$12.93078	$13.98420	0
01/01/2017 to 12/31/2017	$13.98420	$16.56379	0
01/01/2018 to 12/31/2018	$16.56379	$15.00038	0
AST QMA US Equity Alpha Portfolio
05/01/2009 to 12/31/2009	$10.07704	$12.77318	51,864
01/01/2010 to 12/31/2010	$12.77318	$14.33559	39,095
01/01/2011 to 12/31/2011	$14.33559	$14.46850	48,752
01/01/2012 to 12/31/2012	$14.46850	$16.76746	110,789
01/01/2013 to 12/31/2013	$16.76746	$21.66099	93,404
01/01/2014 to 12/31/2014	$21.66099	$24.76766	128,339
01/01/2015 to 12/31/2015	$24.76766	$24.90479	123,406
01/01/2016 to 12/31/2016	$24.90479	$27.90313	129,994
01/01/2017 to 12/31/2017	$27.90313	$33.27854	127,269
01/01/2018 to 12/31/2018	$33.27854	$29.79156	103,297
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99796	$8.85121	0
01/01/2012 to 12/31/2012	$8.85121	$9.77011	0
01/01/2013 to 12/31/2013	$9.77011	$11.66555	624
01/01/2014 to 12/31/2014	$11.66555	$12.11951	600
01/01/2015 to 12/31/2015	$12.11951	$11.84042	1,810
01/01/2016 to 12/31/2016	$11.84042	$12.28129	19,085
01/01/2017 to 12/31/2017	$12.28129	$14.16066	17,957
01/01/2018 to 12/31/2018	$14.16066	$12.91015	16,981
AST RCM World Trends Portfolio
05/01/2009 to 12/31/2009	$10.03975	$11.90645	1,021,494
01/01/2010 to 12/31/2010	$11.90645	$12.99916	1,695,420
01/01/2011 to 12/31/2011	$12.99916	$12.45089	1,349,916
01/01/2012 to 12/31/2012	$12.45089	$13.39417	1,441,120
01/01/2013 to 12/31/2013	$13.39417	$14.69135	1,340,222
01/01/2014 to 12/31/2014	$14.69135	$15.06794	1,191,874
01/01/2015 to 12/31/2015	$15.06794	$14.67436	1,055,324
01/01/2016 to 12/31/2016	$14.67436	$15.00501	898,480
01/01/2017 to 12/31/2017	$15.00501	$17.01469	898,132
01/01/2018 to 12/31/2018	$17.01469	$15.28396	537,917

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Growth Opportunities Portfolio
05/01/2009 to 12/31/2009	$9.98052	$12.94962	83,923
01/01/2010 to 12/31/2010	$12.94962	$16.74401	69,225
01/01/2011 to 12/31/2011	$16.74401	$14.19256	111,609
01/01/2012 to 12/31/2012	$14.19256	$16.62340	170,989
01/01/2013 to 12/31/2013	$16.62340	$22.83438	126,228
01/01/2014 to 12/31/2014	$22.83438	$23.37559	113,400
01/01/2015 to 12/31/2015	$23.37559	$23.10731	98,327
01/01/2016 to 12/31/2016	$23.10731	$24.27801	89,400
01/01/2017 to 12/31/2017	$24.27801	$30.24340	102,672
01/01/2018 to 12/31/2018	$30.24340	$26.29930	81,602
AST Small-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$10.00820	$13.10010	50,705
01/01/2010 to 12/31/2010	$13.10010	$17.43329	138,778
01/01/2011 to 12/31/2011	$17.43329	$16.84030	100,627
01/01/2012 to 12/31/2012	$16.84030	$18.42724	73,529
01/01/2013 to 12/31/2013	$18.42724	$24.29884	131,502
01/01/2014 to 12/31/2014	$24.29884	$24.60878	107,417
01/01/2015 to 12/31/2015	$24.60878	$24.19449	85,209
01/01/2016 to 12/31/2016	$24.19449	$26.45361	77,008
01/01/2017 to 12/31/2017	$26.45361	$31.97937	81,926
01/01/2018 to 12/31/2018	$31.97937	$28.56988	50,152
AST Small-Cap Value Portfolio
05/01/2009 to 12/31/2009	$9.97548	$12.90798	36,288
01/01/2010 to 12/31/2010	$12.90798	$15.86510	74,369
01/01/2011 to 12/31/2011	$15.86510	$14.55193	47,102
01/01/2012 to 12/31/2012	$14.55193	$16.77271	57,425
01/01/2013 to 12/31/2013	$16.77271	$22.48166	97,654
01/01/2014 to 12/31/2014	$22.48166	$23.08625	78,258
01/01/2015 to 12/31/2015	$23.08625	$21.54997	59,723
01/01/2016 to 12/31/2016	$21.54997	$27.16295	63,100
01/01/2017 to 12/31/2017	$27.16295	$28.44611	65,870
01/01/2018 to 12/31/2018	$28.44611	$23.00756	39,600
AST T. Rowe Price Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$10.03823	$12.11421	1,411,064
01/01/2010 to 12/31/2010	$12.11421	$13.18068	2,333,576
01/01/2011 to 12/31/2011	$13.18068	$13.11335	1,881,784
01/01/2012 to 12/31/2012	$13.11335	$14.51796	2,087,616
01/01/2013 to 12/31/2013	$14.51796	$16.54637	2,168,261
01/01/2014 to 12/31/2014	$16.54637	$17.09002	2,108,193
01/01/2015 to 12/31/2015	$17.09002	$16.67829	2,267,784
01/01/2016 to 12/31/2016	$16.67829	$17.49814	2,083,754
01/01/2017 to 12/31/2017	$17.49814	$19.70075	2,047,081
01/01/2018 to 12/31/2018	$19.70075	$18.19181	1,457,480
AST T. Rowe Price Large-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$9.98684	$13.12597	183,514
01/01/2010 to 12/31/2010	$13.12597	$14.82904	316,786
01/01/2011 to 12/31/2011	$14.82904	$14.22104	215,988
01/01/2012 to 12/31/2012	$14.22104	$16.31119	278,296
01/01/2013 to 12/31/2013	$16.31119	$22.91711	291,475
01/01/2014 to 12/31/2014	$22.91711	$24.22143	251,222
01/01/2015 to 12/31/2015	$24.22143	$25.89238	225,871
01/01/2016 to 12/31/2016	$25.89238	$25.94120	199,539
01/01/2017 to 12/31/2017	$25.94120	$34.89567	210,774
01/01/2018 to 12/31/2018	$34.89567	$35.35208	156,627

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Large-Cap Value Portfolio
05/01/2009 to 12/31/2009	$10.09817	$12.72342	115,228
01/01/2010 to 12/31/2010	$12.72342	$13.95617	165,907
01/01/2011 to 12/31/2011	$13.95617	$13.54784	153,332
01/01/2012 to 12/31/2012	$13.54784	$14.98648	135,537
01/01/2013 to 12/31/2013	$14.98648	$19.68209	134,952
01/01/2014 to 12/31/2014	$19.68209	$19.49888	128,677
01/01/2015 to 12/31/2015	$19.49888	$17.86766	66,272
01/01/2016 to 12/31/2016	$17.86766	$18.49912	54,216
01/01/2017 to 12/31/2017	$18.49912	$21.03441	48,003
01/01/2018 to 12/31/2018	$21.03441	$18.52395	29,297
AST T. Rowe Price Natural Resources Portfolio
05/01/2009 to 12/31/2009	$10.30093	$13.71903	211,036
01/01/2010 to 12/31/2010	$13.71903	$16.12040	443,457
01/01/2011 to 12/31/2011	$16.12040	$13.37987	307,537
01/01/2012 to 12/31/2012	$13.37987	$13.52351	365,723
01/01/2013 to 12/31/2013	$13.52351	$15.22128	331,435
01/01/2014 to 12/31/2014	$15.22128	$13.60670	304,508
01/01/2015 to 12/31/2015	$13.60670	$10.71758	239,740
01/01/2016 to 12/31/2016	$10.71758	$13.02934	198,091
01/01/2017 to 12/31/2017	$13.02934	$14.02103	224,099
01/01/2018 to 12/31/2018	$14.02103	$11.39805	133,081
AST Templeton Global Bond Portfolio
05/01/2009 to 12/31/2009	$10.01724	$11.07591	174,116
01/01/2010 to 12/31/2010	$11.07591	$11.42517	296,195
01/01/2011 to 12/31/2011	$11.42517	$11.60544	235,612
01/01/2012 to 12/31/2012	$11.60544	$11.91230	254,272
01/01/2013 to 12/31/2013	$11.91230	$11.18418	273,906
01/01/2014 to 12/31/2014	$11.18418	$10.97091	226,026
01/01/2015 to 12/31/2015	$10.97091	$10.20784	150,394
01/01/2016 to 12/31/2016	$10.20784	$10.39219	134,292
01/01/2017 to 12/31/2017	$10.39219	$10.34516	145,570
01/01/2018 to 12/31/2018	$10.34516	$10.29201	109,125
AST WEDGE Capital Mid-Cap Value Portfolio
05/01/2009 to 12/31/2009	$9.98575	$13.19658	75,379
01/01/2010 to 12/31/2010	$13.19658	$15.91272	137,053
01/01/2011 to 12/31/2011	$15.91272	$14.98769	95,278
01/01/2012 to 12/31/2012	$14.98769	$17.31163	99,192
01/01/2013 to 12/31/2013	$17.31163	$22.36179	125,922
01/01/2014 to 12/31/2014	$22.36179	$25.07934	103,811
01/01/2015 to 12/31/2015	$25.07934	$22.84802	80,171
01/01/2016 to 12/31/2016	$22.84802	$25.40919	66,863
01/01/2017 to 12/31/2017	$25.40919	$29.38181	68,754
01/01/2018 to 12/31/2018	$29.38181	$23.92173	45,123
AST Wellington Management Hedged Equity Portfolio
05/01/2009 to 12/31/2009	$10.06163	$12.73007	90,594
01/01/2010 to 12/31/2010	$12.73007	$14.23596	158,984
01/01/2011 to 12/31/2011	$14.23596	$13.40781	222,060
01/01/2012 to 12/31/2012	$13.40781	$14.51852	219,875
01/01/2013 to 12/31/2013	$14.51852	$17.06671	399,935
01/01/2014 to 12/31/2014	$17.06671	$17.56506	360,201
01/01/2015 to 12/31/2015	$17.56506	$17.02626	301,587
01/01/2016 to 12/31/2016	$17.02626	$17.69389	222,082
01/01/2017 to 12/31/2017	$17.69389	$19.60809	233,553
01/01/2018 to 12/31/2018	$19.60809	$18.16932	134,656

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Western Asset Core Plus Bond Portfolio
05/01/2009 to 12/31/2009	$9.98899	$10.72906	406,240
01/01/2010 to 12/31/2010	$10.72906	$11.28236	671,704
01/01/2011 to 12/31/2011	$11.28236	$11.66960	540,443
01/01/2012 to 12/31/2012	$11.66960	$12.27713	666,781
01/01/2013 to 12/31/2013	$12.27713	$11.79749	493,079
01/01/2014 to 12/31/2014	$11.79749	$12.33682	582,133
01/01/2015 to 12/31/2015	$12.33682	$12.18330	492,029
01/01/2016 to 12/31/2016	$12.18330	$12.49758	514,471
01/01/2017 to 12/31/2017	$12.49758	$12.96131	679,725
01/01/2018 to 12/31/2018	$12.96131	$12.35583	602,089
Invesco V.I. Diversified Dividend Fund - Series I
04/29/2011* to 12/31/2011	$9.99275	$9.07161	2,642
01/01/2012 to 12/31/2012	$9.07161	$10.50596	4,069
01/01/2013 to 12/31/2013	$10.50596	$13.42951	3,999
01/01/2014 to 12/31/2014	$13.42951	$14.78103	3,824
01/01/2015 to 12/31/2015	$14.78103	$14.71686	7,106
01/01/2016 to 12/31/2016	$14.71686	$16.48403	3,651
01/01/2017 to 12/31/2017	$16.48403	$17.46024	3,665
01/01/2018 to 12/31/2018	$17.46024	$15.74012	828
Invesco V.I. Health Care Fund - Series I
formerly,Invesco V.I. Global Health Care Fund - Series I
05/01/2009 to 12/31/2009	$9.95058	$12.72022	10,533
01/01/2010 to 12/31/2010	$12.72022	$13.06553	9,338
01/01/2011 to 12/31/2011	$13.06553	$13.24956	8,920
01/01/2012 to 12/31/2012	$13.24956	$15.62526	8,783
01/01/2013 to 12/31/2013	$15.62526	$21.42238	10,581
01/01/2014 to 12/31/2014	$21.42238	$25.00804	6,423
01/01/2015 to 12/31/2015	$25.00804	$25.16684	10,790
01/01/2016 to 12/31/2016	$25.16684	$21.73789	10,304
01/01/2017 to 12/31/2017	$21.73789	$24.56321	10,522
01/01/2018 to 12/31/2018	$24.56321	$24.17467	10,369
Invesco V.I. Mid Cap Growth Portfolio, Series I
04/27/2012* to 12/31/2012	$10.04970	$9.71179	0
01/01/2013 to 12/31/2013	$9.71179	$12.98073	4,081
01/01/2014 to 12/31/2014	$12.98073	$13.68027	2,746
01/01/2015 to 12/31/2015	$13.68027	$13.50600	2,745
01/01/2016 to 12/31/2016	$13.50600	$13.27548	1,775
01/01/2017 to 12/31/2017	$13.27548	$15.86422	1,774
01/01/2018 to 12/31/2018	$15.86422	$14.60934	0
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.12624	$9.69741	8,516
01/01/2017 to 12/31/2017	$9.69741	$13.34851	7,083
01/01/2018 to 12/31/2018	$13.34851	$10.71384	7,616
ProFund VP Asia 30
05/01/2009 to 12/31/2009	$10.20307	$13.97643	888
01/01/2010 to 12/31/2010	$13.97643	$15.53043	2,422
01/01/2011 to 12/31/2011	$15.53043	$11.06023	2,758
01/01/2012 to 12/31/2012	$11.06023	$12.45832	7,208
01/01/2013 to 12/31/2013	$12.45832	$13.97265	6,684
01/01/2014 to 12/31/2014	$13.97265	$13.41646	9,797
01/01/2015 to 12/31/2015	$13.41646	$11.85992	9,192
01/01/2016 to 12/31/2016	$11.85992	$11.64423	2,558
01/01/2017 to 12/31/2017	$11.64423	$15.09475	2,503
01/01/2018 to 12/31/2018	$15.09475	$11.98476	2,101

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Banks
05/01/2009 to 12/31/2009	$9.77087	$12.47987	0
01/01/2010 to 12/31/2010	$12.47987	$13.18903	0
01/01/2011 to 12/31/2011	$13.18903	$9.42409	0
01/01/2012 to 12/31/2012	$9.42409	$12.26356	0
01/01/2013 to 12/31/2013	$12.26356	$15.96563	7,228
01/01/2014 to 12/31/2014	$15.96563	$17.19057	7,196
01/01/2015 to 12/31/2015	$17.19057	$16.69667	12,343
01/01/2016 to 12/31/2016	$16.69667	$20.07233	815
01/01/2017 to 12/31/2017	$20.07233	$23.09095	295
01/01/2018 to 12/31/2018	$23.09095	$18.49103	0
ProFund VP Basic Materials
05/01/2009 to 12/31/2009	$10.15278	$14.26039	2,616
01/01/2010 to 12/31/2010	$14.26039	$18.04227	3,639
01/01/2011 to 12/31/2011	$18.04227	$14.75798	818
01/01/2012 to 12/31/2012	$14.75798	$15.61712	717
01/01/2013 to 12/31/2013	$15.61712	$18.04262	772
01/01/2014 to 12/31/2014	$18.04262	$17.89726	605
01/01/2015 to 12/31/2015	$17.89726	$15.02789	580
01/01/2016 to 12/31/2016	$15.02789	$17.37164	0
01/01/2017 to 12/31/2017	$17.37164	$20.83807	0
01/01/2018 to 12/31/2018	$20.83807	$16.73552	0
ProFund VP Bear
05/01/2009 to 12/31/2009	$9.94243	$7.31031	4,687
01/01/2010 to 12/31/2010	$7.31031	$5.86181	7,366
01/01/2011 to 12/31/2011	$5.86181	$5.21051	8,428
01/01/2012 to 12/31/2012	$5.21051	$4.23896	7,189
01/01/2013 to 12/31/2013	$4.23896	$3.03711	21,858
01/01/2014 to 12/31/2014	$3.03711	$2.54062	1,989
01/01/2015 to 12/31/2015	$2.54062	$2.35641	1,628
01/01/2016 to 12/31/2016	$2.35641	$1.99879	1,311
01/01/2017 to 12/31/2017	$1.99879	$1.59962	1,221
01/01/2018 to 12/31/2018	$1.59962	$1.62346	1,127
ProFund VP Bull
05/01/2009 to 12/31/2009	$10.05391	$12.63683	1,010
01/01/2010 to 12/31/2010	$12.63683	$13.87798	590
01/01/2011 to 12/31/2011	$13.87798	$13.53885	541
01/01/2012 to 12/31/2012	$13.53885	$15.04066	964
01/01/2013 to 12/31/2013	$15.04066	$19.03819	966
01/01/2014 to 12/31/2014	$19.03819	$20.70173	889
01/01/2015 to 12/31/2015	$20.70173	$20.10204	1,686
01/01/2016 to 12/31/2016	$20.10204	$21.50540	1,809
01/01/2017 to 12/31/2017	$21.50540	$25.03817	1,808
01/01/2018 to 12/31/2018	$25.03817	$22.91997	0
ProFund VP Consumer Goods Portfolio
05/01/2009 to 12/31/2009	$10.02915	$12.53707	1,709
01/01/2010 to 12/31/2010	$12.53707	$14.35347	9,142
01/01/2011 to 12/31/2011	$14.35347	$14.97518	8,097
01/01/2012 to 12/31/2012	$14.97518	$16.19386	16,428
01/01/2013 to 12/31/2013	$16.19386	$20.29198	6,722
01/01/2014 to 12/31/2014	$20.29198	$21.81935	3,512
01/01/2015 to 12/31/2015	$21.81935	$22.17092	2,152
01/01/2016 to 12/31/2016	$22.17092	$22.39570	1,808
01/01/2017 to 12/31/2017	$22.39570	$25.13791	679
01/01/2018 to 12/31/2018	$25.13791	$20.88900	556

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Consumer Services
05/01/2009 to 12/31/2009	$9.95199	$12.27437	666
01/01/2010 to 12/31/2010	$12.27437	$14.53499	1,666
01/01/2011 to 12/31/2011	$14.53499	$14.95932	877
01/01/2012 to 12/31/2012	$14.95932	$17.81688	876
01/01/2013 to 12/31/2013	$17.81688	$24.31020	3,109
01/01/2014 to 12/31/2014	$24.31020	$26.66970	891
01/01/2015 to 12/31/2015	$26.66970	$27.23636	1,891
01/01/2016 to 12/31/2016	$27.23636	$27.68301	1,721
01/01/2017 to 12/31/2017	$27.68301	$31.96731	1,174
01/01/2018 to 12/31/2018	$31.96731	$31.37152	1,173
ProFund VP Europe 30
05/01/2009 to 12/31/2009	$10.15307	$13.60356	2,019
01/01/2010 to 12/31/2010	$13.60356	$13.61986	2,011
01/01/2011 to 12/31/2011	$13.61986	$12.10606	0
01/01/2012 to 12/31/2012	$12.10606	$13.76866	4,550
01/01/2013 to 12/31/2013	$13.76866	$16.33747	3,274
01/01/2014 to 12/31/2014	$16.33747	$14.55894	2,928
01/01/2015 to 12/31/2015	$14.55894	$12.65718	503
01/01/2016 to 12/31/2016	$12.65718	$13.31219	364
01/01/2017 to 12/31/2017	$13.31219	$15.54707	363
01/01/2018 to 12/31/2018	$15.54707	$13.02135	0
ProFund VP Financials
05/01/2009 to 12/31/2009	$9.82703	$12.84677	47,880
01/01/2010 to 12/31/2010	$12.84677	$13.90187	43,045
01/01/2011 to 12/31/2011	$13.90187	$11.68579	22,526
01/01/2012 to 12/31/2012	$11.68579	$14.21803	26,967
01/01/2013 to 12/31/2013	$14.21803	$18.31894	12,006
01/01/2014 to 12/31/2014	$18.31894	$20.17848	11,228
01/01/2015 to 12/31/2015	$20.17848	$19.38985	6,184
01/01/2016 to 12/31/2016	$19.38985	$21.81399	7,334
01/01/2017 to 12/31/2017	$21.81399	$25.15214	6,523
01/01/2018 to 12/31/2018	$25.15214	$21.97376	4,915
ProFund VP Health Care
05/01/2009 to 12/31/2009	$9.97646	$12.75328	18,798
01/01/2010 to 12/31/2010	$12.75328	$12.79475	33,487
01/01/2011 to 12/31/2011	$12.79475	$13.74428	47,289
01/01/2012 to 12/31/2012	$13.74428	$15.74034	53,268
01/01/2013 to 12/31/2013	$15.74034	$21.45977	58,915
01/01/2014 to 12/31/2014	$21.45977	$25.89537	83,723
01/01/2015 to 12/31/2015	$25.89537	$26.52984	37,559
01/01/2016 to 12/31/2016	$26.52984	$24.83250	12,299
01/01/2017 to 12/31/2017	$24.83250	$29.29337	10,347
01/01/2018 to 12/31/2018	$29.29337	$29.83904	6,706
ProFund VP Industrials
05/01/2009 to 12/31/2009	$10.11158	$12.74831	28,399
01/01/2010 to 12/31/2010	$12.74831	$15.38967	6,201
01/01/2011 to 12/31/2011	$15.38967	$14.74526	14,746
01/01/2012 to 12/31/2012	$14.74526	$16.65582	5,156
01/01/2013 to 12/31/2013	$16.65582	$22.45281	3,372
01/01/2014 to 12/31/2014	$22.45281	$23.12419	2,686
01/01/2015 to 12/31/2015	$23.12419	$21.78607	2,495
01/01/2016 to 12/31/2016	$21.78607	$24.98311	2,220
01/01/2017 to 12/31/2017	$24.98311	$29.83192	3,069
01/01/2018 to 12/31/2018	$29.83192	$25.38242	2,217

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Japan
05/01/2009 to 12/31/2009	$10.21818	$11.33527	0
01/01/2010 to 12/31/2010	$11.33527	$10.33520	0
01/01/2011 to 12/31/2011	$10.33520	$8.21303	1,349
01/01/2012 to 12/31/2012	$8.21303	$9.84995	7,868
01/01/2013 to 12/31/2013	$9.84995	$14.24380	6,355
01/01/2014 to 12/31/2014	$14.24380	$14.34307	4,325
01/01/2015 to 12/31/2015	$14.34307	$14.80439	3,356
01/01/2016 to 12/31/2016	$14.80439	$14.50233	30
01/01/2017 to 12/31/2017	$14.50233	$16.75859	30
01/01/2018 to 12/31/2018	$16.75859	$14.44366	30
ProFund VP Large-Cap Growth
05/01/2009 to 12/31/2009	$10.06846	$12.61079	1,230
01/01/2010 to 12/31/2010	$12.61079	$13.92387	3,389
01/01/2011 to 12/31/2011	$13.92387	$14.00848	2,581
01/01/2012 to 12/31/2012	$14.00848	$15.40254	10,997
01/01/2013 to 12/31/2013	$15.40254	$19.63291	9,697
01/01/2014 to 12/31/2014	$19.63291	$21.62784	5,562
01/01/2015 to 12/31/2015	$21.62784	$21.89056	5,045
01/01/2016 to 12/31/2016	$21.89056	$22.42661	6,474
01/01/2017 to 12/31/2017	$22.42661	$27.41240	6,146
01/01/2018 to 12/31/2018	$27.41240	$26.23976	4,420
ProFund VP Large-Cap Value
05/01/2009 to 12/31/2009	$10.03424	$12.66640	2,910
01/01/2010 to 12/31/2010	$12.66640	$13.94952	6,499
01/01/2011 to 12/31/2011	$13.94952	$13.43428	6,095
01/01/2012 to 12/31/2012	$13.43428	$15.12539	6,095
01/01/2013 to 12/31/2013	$15.12539	$19.16573	5,453
01/01/2014 to 12/31/2014	$19.16573	$20.65444	5,398
01/01/2015 to 12/31/2015	$20.65444	$19.19432	5,983
01/01/2016 to 12/31/2016	$19.19432	$21.61484	6,799
01/01/2017 to 12/31/2017	$21.61484	$23.91969	7,237
01/01/2018 to 12/31/2018	$23.91969	$20.85096	5,468
ProFund VP Mid-Cap Growth
05/01/2009 to 12/31/2009	$9.99450	$12.63316	216
01/01/2010 to 12/31/2010	$12.63316	$15.82612	3,970
01/01/2011 to 12/31/2011	$15.82612	$14.99228	10,146
01/01/2012 to 12/31/2012	$14.99228	$16.87366	3,830
01/01/2013 to 12/31/2013	$16.87366	$21.48506	5,059
01/01/2014 to 12/31/2014	$21.48506	$22.19340	2,131
01/01/2015 to 12/31/2015	$22.19340	$21.71106	3,854
01/01/2016 to 12/31/2016	$21.71106	$23.90767	3,409
01/01/2017 to 12/31/2017	$23.90767	$27.59339	7,612
01/01/2018 to 12/31/2018	$27.59339	$23.68965	2,585
ProFund VP Mid-Cap Value
05/01/2009 to 12/31/2009	$9.91648	$12.73464	2,344
01/01/2010 to 12/31/2010	$12.73464	$14.96334	1,607
01/01/2011 to 12/31/2011	$14.96334	$14.02451	836
01/01/2012 to 12/31/2012	$14.02451	$15.94637	1,063
01/01/2013 to 12/31/2013	$15.94637	$20.55849	2,049
01/01/2014 to 12/31/2014	$20.55849	$22.09744	1,774
01/01/2015 to 12/31/2015	$22.09744	$19.78312	2,167
01/01/2016 to 12/31/2016	$19.78312	$23.99748	2,426
01/01/2017 to 12/31/2017	$23.99748	$25.89474	2,515
01/01/2018 to 12/31/2018	$25.89474	$21.90006	1,270

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP NASDAQ-100
05/01/2009 to 12/31/2009	$10.00745	$13.01777	157
01/01/2010 to 12/31/2010	$13.01777	$15.01595	325
01/01/2011 to 12/31/2011	$15.01595	$14.86203	141
01/01/2012 to 12/31/2012	$14.86203	$16.85037	142
01/01/2013 to 12/31/2013	$16.85037	$22.07171	134
01/01/2014 to 12/31/2014	$22.07171	$25.19257	120
01/01/2015 to 12/31/2015	$25.19257	$26.40740	109
01/01/2016 to 12/31/2016	$26.40740	$27.11632	116
01/01/2017 to 12/31/2017	$27.11632	$34.48868	114
01/01/2018 to 12/31/2018	$34.48868	$33.00996	104
ProFund VP Oil & Gas
05/01/2009 to 12/31/2009	$10.29606	$11.90208	16,160
01/01/2010 to 12/31/2010	$11.90208	$13.67301	25,455
01/01/2011 to 12/31/2011	$13.67301	$13.63833	40,270
01/01/2012 to 12/31/2012	$13.63833	$13.68882	48,979
01/01/2013 to 12/31/2013	$13.68882	$16.56795	39,264
01/01/2014 to 12/31/2014	$16.56795	$14.40537	38,567
01/01/2015 to 12/31/2015	$14.40537	$10.76774	3,299
01/01/2016 to 12/31/2016	$10.76774	$13.04501	3,601
01/01/2017 to 12/31/2017	$13.04501	$12.32232	745
01/01/2018 to 12/31/2018	$12.32232	$9.58797	745
ProFund VP Pharmaceuticals
05/01/2009 to 12/31/2009	$10.02184	$13.05714	0
01/01/2010 to 12/31/2010	$13.05714	$12.79808	0
01/01/2011 to 12/31/2011	$12.79808	$14.49932	654
01/01/2012 to 12/31/2012	$14.49932	$15.81997	446
01/01/2013 to 12/31/2013	$15.81997	$20.31348	864
01/01/2014 to 12/31/2014	$20.31348	$23.65222	723
01/01/2015 to 12/31/2015	$23.65222	$24.09790	717
01/01/2016 to 12/31/2016	$24.09790	$22.63128	749
01/01/2017 to 12/31/2017	$22.63128	$24.36509	768
01/01/2018 to 12/31/2018	$24.36509	$22.29145	776
ProFund VP Precious Metals
05/01/2009 to 12/31/2009	$10.00916	$13.64568	32,444
01/01/2010 to 12/31/2010	$13.64568	$17.69517	38,027
01/01/2011 to 12/31/2011	$17.69517	$13.94533	51,835
01/01/2012 to 12/31/2012	$13.94533	$11.62395	62,569
01/01/2013 to 12/31/2013	$11.62395	$7.03616	42,025
01/01/2014 to 12/31/2014	$7.03616	$5.22536	43,835
01/01/2015 to 12/31/2015	$5.22536	$3.42257	9,721
01/01/2016 to 12/31/2016	$3.42257	$5.20267	14,754
01/01/2017 to 12/31/2017	$5.20267	$5.34345	351
01/01/2018 to 12/31/2018	$5.34345	$4.50975	351
ProFund VP Real Estate
05/01/2009 to 12/31/2009	$9.61575	$13.99339	14,788
01/01/2010 to 12/31/2010	$13.99339	$17.02155	20,734
01/01/2011 to 12/31/2011	$17.02155	$17.39400	33,412
01/01/2012 to 12/31/2012	$17.39400	$19.88062	36,906
01/01/2013 to 12/31/2013	$19.88062	$19.41140	35,012
01/01/2014 to 12/31/2014	$19.41140	$23.67333	35,696
01/01/2015 to 12/31/2015	$23.67333	$23.16824	2,808
01/01/2016 to 12/31/2016	$23.16824	$23.89618	2,664
01/01/2017 to 12/31/2017	$23.89618	$25.18903	2,776
01/01/2018 to 12/31/2018	$25.18903	$23.16864	2,400

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Rising Rates Opportunity
05/01/2009 to 12/31/2009	$10.10762	$10.20305	16,679
01/01/2010 to 12/31/2010	$10.20305	$8.35783	9,433
01/01/2011 to 12/31/2011	$8.35783	$5.09563	9,365
01/01/2012 to 12/31/2012	$5.09563	$4.62573	8,885
01/01/2013 to 12/31/2013	$4.62573	$5.25599	7,813
01/01/2014 to 12/31/2014	$5.25599	$3.57570	10,987
01/01/2015 to 12/31/2015	$3.57570	$3.43270	12,394
01/01/2016 to 12/31/2016	$3.43270	$3.17606	13,237
01/01/2017 to 12/31/2017	$3.17606	$2.72965	13,136
01/01/2018 to 12/31/2018	$2.72965	$2.77319	13,328
ProFund VP Short NASDAQ-100
05/01/2009 to 12/31/2009	$9.98735	$7.08246	0
01/01/2010 to 12/31/2010	$7.08246	$5.44501	0
01/01/2011 to 12/31/2011	$5.44501	$4.75549	0
01/01/2012 to 12/31/2012	$4.75549	$3.76678	0
01/01/2013 to 12/31/2013	$3.76678	$2.59405	23,074
01/01/2014 to 12/31/2014	$2.59405	$2.04001	0
01/01/2015 to 12/31/2015	$2.04001	$1.73039	0
01/01/2016 to 12/31/2016	$1.73039	$1.51824	0
01/01/2017 to 12/31/2017	$1.51824	$1.10720	0
01/01/2018 to 12/31/2018	$1.10720	$1.04868	0
ProFund VP Small-Cap Growth
05/01/2009 to 12/31/2009	$10.01024	$12.55149	4,138
01/01/2010 to 12/31/2010	$12.55149	$15.39400	5,315
01/01/2011 to 12/31/2011	$15.39400	$15.20988	4,716
01/01/2012 to 12/31/2012	$15.20988	$16.68844	4,303
01/01/2013 to 12/31/2013	$16.68844	$22.86105	3,669
01/01/2014 to 12/31/2014	$22.86105	$22.78544	3,518
01/01/2015 to 12/31/2015	$22.78544	$22.48795	3,531
01/01/2016 to 12/31/2016	$22.48795	$26.37763	10,486
01/01/2017 to 12/31/2017	$26.37763	$29.07060	3,873
01/01/2018 to 12/31/2018	$29.07060	$26.72439	2,820
ProFund VP Small-Cap Value
05/01/2009 to 12/31/2009	$9.96006	$12.37341	11,861
01/01/2010 to 12/31/2010	$12.37341	$14.73832	3,759
01/01/2011 to 12/31/2011	$14.73832	$13.78794	2,340
01/01/2012 to 12/31/2012	$13.78794	$15.62253	2,524
01/01/2013 to 12/31/2013	$15.62253	$20.98169	2,895
01/01/2014 to 12/31/2014	$20.98169	$21.65758	815
01/01/2015 to 12/31/2015	$21.65758	$19.37792	1,872
01/01/2016 to 12/31/2016	$19.37792	$24.34444	11,391
01/01/2017 to 12/31/2017	$24.34444	$26.05603	1,468
01/01/2018 to 12/31/2018	$26.05603	$21.80110	1,112
ProFund VP Telecommunications
05/01/2009 to 12/31/2009	$10.15340	$10.99417	12,339
01/01/2010 to 12/31/2010	$10.99417	$12.40743	24,899
01/01/2011 to 12/31/2011	$12.40743	$12.33012	45,449
01/01/2012 to 12/31/2012	$12.33012	$14.01407	48,737
01/01/2013 to 12/31/2013	$14.01407	$15.32071	44,090
01/01/2014 to 12/31/2014	$15.32071	$15.02987	44,620
01/01/2015 to 12/31/2015	$15.02987	$14.88467	968
01/01/2016 to 12/31/2016	$14.88467	$17.66586	1,332
01/01/2017 to 12/31/2017	$17.66586	$16.86840	551
01/01/2018 to 12/31/2018	$16.86840	$13.96758	431

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP U.S. Government Plus
05/01/2009 to 12/31/2009	$9.88865	$8.88418	0
01/01/2010 to 12/31/2010	$8.88418	$9.54219	1,233
01/01/2011 to 12/31/2011	$9.54219	$13.36014	15,147
01/01/2012 to 12/31/2012	$13.36014	$13.15892	1,974
01/01/2013 to 12/31/2013	$13.15892	$10.38293	0
01/01/2014 to 12/31/2014	$10.38293	$13.81464	884
01/01/2015 to 12/31/2015	$13.81464	$12.71579	817
01/01/2016 to 12/31/2016	$12.71579	$12.36694	0
01/01/2017 to 12/31/2017	$12.36694	$13.20949	806
01/01/2018 to 12/31/2018	$13.20949	$12.18530	893
ProFund VP UltraMid-Cap
05/01/2009 to 12/31/2009	$9.93737	$15.98898	465
01/01/2010 to 12/31/2010	$15.98898	$23.34622	11,384
01/01/2011 to 12/31/2011	$23.34622	$19.66638	13,805
01/01/2012 to 12/31/2012	$19.66638	$25.41666	2,053
01/01/2013 to 12/31/2013	$25.41666	$42.30267	2,231
01/01/2014 to 12/31/2014	$42.30267	$47.59730	515
01/01/2015 to 12/31/2015	$47.59730	$42.18291	513
01/01/2016 to 12/31/2016	$42.18291	$56.75419	480
01/01/2017 to 12/31/2017	$56.75419	$71.34667	452
01/01/2018 to 12/31/2018	$71.34667	$50.95835	462
ProFund VP Utilities
05/01/2009 to 12/31/2009	$10.23441	$12.22333	2,802
01/01/2010 to 12/31/2010	$12.22333	$12.63358	19,168
01/01/2011 to 12/31/2011	$12.63358	$14.48283	16,860
01/01/2012 to 12/31/2012	$14.48283	$14.14715	19,266
01/01/2013 to 12/31/2013	$14.14715	$15.63787	13,187
01/01/2014 to 12/31/2014	$15.63787	$19.20360	14,009
01/01/2015 to 12/31/2015	$19.20360	$17.53370	7,587
01/01/2016 to 12/31/2016	$17.53370	$19.68435	6,982
01/01/2017 to 12/31/2017	$19.68435	$21.24661	5,825
01/01/2018 to 12/31/2018	$21.24661	$21.32091	7,221
PSF SP International Growth Portfolio
formerly,Prudential SP International Growth Portfolio
05/01/2009 to 12/31/2009	$10.14300	$13.37270	0
01/01/2010 to 12/31/2010	$13.37270	$14.87269	0
01/01/2011 to 12/31/2011	$14.87269	$12.34473	0
01/01/2012 to 12/31/2012	$12.34473	$14.73879	0
01/01/2013 to 12/31/2013	$14.73879	$17.09070	0
01/01/2014 to 12/31/2014	$17.09070	$15.71903	0
01/01/2015 to 12/31/2015	$15.71903	$15.85010	0
01/01/2016 to 12/31/2016	$15.85010	$14.90883	0
01/01/2017 to 12/31/2017	$14.90883	$19.75376	0
01/01/2018 to 12/31/2018	$19.75376	$16.79843	0
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$12.03064	$14.49262	4,743
01/01/2011 to 12/31/2011	$14.49262	$12.32977	3,833
01/01/2012 to 12/31/2012	$12.32977	$13.67262	3,661
01/01/2013 to 12/31/2013	$13.67262	$15.99711	3,466
01/01/2014 to 12/31/2014	$15.99711	$14.77788	3,429
01/01/2015 to 12/31/2015	$14.77788	$14.74672	834
01/01/2016 to 12/31/2016	$14.74672	$14.85460	808
01/01/2017 to 12/31/2017	$14.85460	$18.09413	784
01/01/2018 to 12/31/2018	$18.09413	$14.67275	755

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$11.91323	$14.96807	6,279
01/01/2011 to 12/31/2011	$14.96807	$13.81973	5,270
01/01/2012 to 12/31/2012	$13.81973	$16.27859	5,231
01/01/2013 to 12/31/2013	$16.27859	$22.26626	4,339
01/01/2014 to 12/31/2014	$22.26626	$22.60853	3,871
01/01/2015 to 12/31/2015	$22.60853	$22.41211	3,504
01/01/2016 to 12/31/2016	$22.41211	$22.03213	3,465
01/01/2017 to 12/31/2017	$22.03213	$29.00679	2,587
01/01/2018 to 12/31/2018	$29.00679	$28.43886	2,674
Wells Fargo VT Small Cap Growth Fund - Class 1
07/16/2010* to 12/31/2010	$9.59304	$12.20228	1,720
01/01/2011 to 12/31/2011	$12.20228	$11.38688	1,247
01/01/2012 to 12/31/2012	$11.38688	$12.00835	838
01/01/2013 to 12/31/2013	$12.00835	$17.63668	2,394
01/01/2014 to 12/31/2014	$17.63668	$16.91636	2,083
01/01/2015 to 12/31/2015	$16.91636	$16.06702	2,045
01/01/2016 to 12/31/2016	$16.06702	$16.94473	2,010
01/01/2017 to 12/31/2017	$16.94473	$20.85170	1,978
01/01/2018 to 12/31/2018	$20.85170	$20.63772	2,138
*Denotes the start date of these sub-accounts

ASL II
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With any one of HAV or EBP & LT5 or GMWB, HAV & EBP or with any one combo 5% or HDV and GMWB or
Combo 5%/HAV and HD GRO/GRO Plus 2008 or HAV, EBP and HD GRO OR HD GRO 60 bps and HAV OR GRO Plus 2008 60 bps and HAV
(2.50%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ACCESS VP High Yield Fund
01/01/2009 to 12/31/2009	$10.69705	$12.19374	0
01/01/2010 to 12/31/2010	$12.19374	$13.83582	0
01/01/2011 to 12/31/2011	$13.83582	$13.86110	0
01/01/2012 to 12/31/2012	$13.86110	$15.42265	0
01/01/2013 to 12/31/2013	$15.42265	$16.54351	0
01/01/2014 to 12/31/2014	$16.54351	$16.50720	0
01/01/2015 to 12/31/2015	$16.50720	$16.11929	0
01/01/2016 to 12/31/2016	$16.11929	$17.13206	0
01/01/2017 to 12/31/2017	$17.13206	$17.50582	0
01/01/2018 to 12/31/2018	$17.50582	$16.96144	0
AST Academic Strategies Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.71964	$9.36008	9,176,774
01/01/2010 to 12/31/2010	$9.36008	$10.21808	9,120,739
01/01/2011 to 12/31/2011	$10.21808	$9.69819	8,340,337
01/01/2012 to 12/31/2012	$9.69819	$10.64361	7,854,561
01/01/2013 to 12/31/2013	$10.64361	$11.41259	6,845,548
01/01/2014 to 12/31/2014	$11.41259	$11.55218	6,075,373
01/01/2015 to 12/31/2015	$11.55218	$10.90077	4,857,888
01/01/2016 to 12/31/2016	$10.90077	$11.30236	3,297,580
01/01/2017 to 12/31/2017	$11.30236	$12.40753	2,051,980
01/01/2018 to 12/31/2018	$12.40753	$11.11157	1,445,641
AST Advanced Strategies Portfolio
01/01/2009 to 12/31/2009	$7.73535	$9.51803	4,725,412
01/01/2010 to 12/31/2010	$9.51803	$10.55223	4,623,037
01/01/2011 to 12/31/2011	$10.55223	$10.30044	4,359,824
01/01/2012 to 12/31/2012	$10.30044	$11.41328	4,314,692
01/01/2013 to 12/31/2013	$11.41328	$12.97044	4,074,934
01/01/2014 to 12/31/2014	$12.97044	$13.41871	3,833,133
01/01/2015 to 12/31/2015	$13.41871	$13.18825	3,156,725
01/01/2016 to 12/31/2016	$13.18825	$13.77319	2,244,638
01/01/2017 to 12/31/2017	$13.77319	$15.70309	1,301,649
01/01/2018 to 12/31/2018	$15.70309	$14.40723	985,030
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99792	$11.56858	0
01/01/2014 to 12/31/2014	$11.56858	$12.76476	0
01/01/2015 to 12/31/2015	$12.76476	$12.66052	30
01/01/2016 to 12/31/2016	$12.66052	$13.66614	14
01/01/2017 to 12/31/2017	$13.66614	$16.27514	23
01/01/2018 to 12/31/2018	$16.27514	$14.57544	0
AST Balanced Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.98480	$9.59901	4,400,120
01/01/2010 to 12/31/2010	$9.59901	$10.51165	4,724,825
01/01/2011 to 12/31/2011	$10.51165	$10.12467	4,223,929
01/01/2012 to 12/31/2012	$10.12467	$11.10269	4,042,723
01/01/2013 to 12/31/2013	$11.10269	$12.73560	4,062,273
01/01/2014 to 12/31/2014	$12.73560	$13.22709	3,984,593
01/01/2015 to 12/31/2015	$13.22709	$12.95779	3,491,769
01/01/2016 to 12/31/2016	$12.95779	$13.43034	3,107,463
01/01/2017 to 12/31/2017	$13.43034	$15.04749	2,199,860
01/01/2018 to 12/31/2018	$15.04749	$13.94540	1,693,997

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99792	$9.11369	261,629
01/01/2012 to 12/31/2012	$9.11369	$9.94251	374,853
01/01/2013 to 12/31/2013	$9.94251	$10.74607	390,980
01/01/2014 to 12/31/2014	$10.74607	$10.99031	302,001
01/01/2015 to 12/31/2015	$10.99031	$10.39400	259,756
01/01/2016 to 12/31/2016	$10.39400	$10.84017	224,808
01/01/2017 to 12/31/2017	$10.84017	$11.90300	193,499
01/01/2018 to 12/31/2018	$11.90300	$10.99125	171,441
AST BlackRock Low Duration Bond Portfolio
01/01/2009 to 12/31/2009	$10.25361	$11.01997	933,753
01/01/2010 to 12/31/2010	$11.01997	$11.16344	827,745
01/01/2011 to 12/31/2011	$11.16344	$11.12958	670,827
01/01/2012 to 12/31/2012	$11.12958	$11.36034	603,657
01/01/2013 to 12/31/2013	$11.36034	$10.83556	605,138
01/01/2014 to 12/31/2014	$10.83556	$10.55445	503,829
01/01/2015 to 12/31/2015	$10.55445	$10.34036	341,455
01/01/2016 to 12/31/2016	$10.34036	$10.24748	285,098
01/01/2017 to 12/31/2017	$10.24748	$10.16243	262,569
01/01/2018 to 12/31/2018	$10.16243	$9.98089	215,907
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2009 to 12/31/2009	$10.49334	$11.92190	1,076,268
01/01/2010 to 12/31/2010	$11.92190	$12.52113	1,380,066
01/01/2011 to 12/31/2011	$12.52113	$12.59677	915,620
01/01/2012 to 12/31/2012	$12.59677	$13.42622	1,036,977
01/01/2013 to 12/31/2013	$13.42622	$12.85004	923,481
01/01/2014 to 12/31/2014	$12.85004	$13.05893	633,059
01/01/2015 to 12/31/2015	$13.05893	$12.46412	488,166
01/01/2016 to 12/31/2016	$12.46412	$12.66710	379,885
01/01/2017 to 12/31/2017	$12.66710	$12.89000	329,321
01/01/2018 to 12/31/2018	$12.89000	$12.48311	217,799
AST Bond Portfolio 2018
01/01/2009 to 12/31/2009	$11.95507	$10.95092	702,534
01/01/2010 to 12/31/2010	$10.95092	$11.87154	463,157
01/01/2011 to 12/31/2011	$11.87154	$13.14725	1,874,973
01/01/2012 to 12/31/2012	$13.14725	$13.55072	1,622,917
01/01/2013 to 12/31/2013	$13.55072	$12.79663	671,718
01/01/2014 to 12/31/2014	$12.79663	$12.80883	406,548
01/01/2015 to 12/31/2015	$12.80883	$12.58977	380,943
01/01/2016 to 12/31/2016	$12.58977	$12.47324	264,011
01/01/2017 to 12/31/2017	$12.47324	$12.24890	503,866
01/01/2018 to 12/31/2018	$12.24890	$12.03161	0
AST Bond Portfolio 2019
01/01/2009 to 12/31/2009	$12.02334	$10.82009	397,542
01/01/2010 to 12/31/2010	$10.82009	$11.74814	376,845
01/01/2011 to 12/31/2011	$11.74814	$13.28473	299,580
01/01/2012 to 12/31/2012	$13.28473	$13.71100	475,183
01/01/2013 to 12/31/2013	$13.71100	$12.72240	406,952
01/01/2014 to 12/31/2014	$12.72240	$12.93321	315,676
01/01/2015 to 12/31/2015	$12.93321	$12.74497	287,286
01/01/2016 to 12/31/2016	$12.74497	$12.60677	240,686
01/01/2017 to 12/31/2017	$12.60677	$12.38594	180,937
01/01/2018 to 12/31/2018	$12.38594	$12.14290	459,457

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2020
01/02/2009* to 12/31/2009	$9.99861	$8.72613	26,973
01/01/2010 to 12/31/2010	$8.72613	$9.51578	158,180
01/01/2011 to 12/31/2011	$9.51578	$11.01117	30,219
01/01/2012 to 12/31/2012	$11.01117	$11.41389	7,531
01/01/2013 to 12/31/2013	$11.41389	$10.40340	429,048
01/01/2014 to 12/31/2014	$10.40340	$10.76815	471,947
01/01/2015 to 12/31/2015	$10.76815	$10.65930	447,499
01/01/2016 to 12/31/2016	$10.65930	$10.59678	382,197
01/01/2017 to 12/31/2017	$10.59678	$10.42406	289,044
01/01/2018 to 12/31/2018	$10.42406	$10.19169	300,285
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99723	$10.92993	234,930
01/01/2011 to 12/31/2011	$10.92993	$12.82070	1,098,426
01/01/2012 to 12/31/2012	$12.82070	$13.34905	611,783
01/01/2013 to 12/31/2013	$13.34905	$12.10413	189,608
01/01/2014 to 12/31/2014	$12.10413	$12.70809	694,421
01/01/2015 to 12/31/2015	$12.70809	$12.61131	820,264
01/01/2016 to 12/31/2016	$12.61131	$12.54679	683,270
01/01/2017 to 12/31/2017	$12.54679	$12.42722	461,176
01/01/2018 to 12/31/2018	$12.42722	$12.12301	347,016
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99792	$11.93517	643,997
01/01/2012 to 12/31/2012	$11.93517	$12.31666	881,024
01/01/2013 to 12/31/2013	$12.31666	$10.83835	241,518
01/01/2014 to 12/31/2014	$10.83835	$11.66325	78,185
01/01/2015 to 12/31/2015	$11.66325	$11.61014	474,504
01/01/2016 to 12/31/2016	$11.61014	$11.52734	603,871
01/01/2017 to 12/31/2017	$11.52734	$11.41622	132,395
01/01/2018 to 12/31/2018	$11.41622	$11.11288	69,955
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99723	$10.32467	299,031
01/01/2013 to 12/31/2013	$10.32467	$9.03988	930,232
01/01/2014 to 12/31/2014	$9.03988	$9.92615	336,533
01/01/2015 to 12/31/2015	$9.92615	$9.94003	63,712
01/01/2016 to 12/31/2016	$9.94003	$9.87726	130,843
01/01/2017 to 12/31/2017	$9.87726	$9.79431	115,247
01/01/2018 to 12/31/2018	$9.79431	$9.52297	46,211
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99861	$8.68710	342,440
01/01/2014 to 12/31/2014	$8.68710	$9.70586	285,326
01/01/2015 to 12/31/2015	$9.70586	$9.73202	35,102
01/01/2016 to 12/31/2016	$9.73202	$9.67017	7,225
01/01/2017 to 12/31/2017	$9.67017	$9.58777	116,342
01/01/2018 to 12/31/2018	$9.58777	$9.28662	281,794
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99861	$11.22238	261,879
01/01/2015 to 12/31/2015	$11.22238	$11.16049	911,980
01/01/2016 to 12/31/2016	$11.16049	$11.15109	109,043
01/01/2017 to 12/31/2017	$11.15109	$11.07195	44,345
01/01/2018 to 12/31/2018	$11.07195	$10.71433	638,342
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99861	$9.86702	117,325
01/01/2016 to 12/31/2016	$9.86702	$9.82071	340,391
01/01/2017 to 12/31/2017	$9.82071	$9.80764	183,598
01/01/2018 to 12/31/2018	$9.80764	$9.46170	171,426

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99723	$9.80918	573,657
01/01/2017 to 12/31/2017	$9.80918	$9.82133	360,910
01/01/2018 to 12/31/2018	$9.82133	$9.45403	219,597
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99723	$9.96523	82,792
01/01/2018 to 12/31/2018	$9.96523	$9.51510	201,160
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99723	$9.59265	73,543
AST Capital Growth Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.52146	$9.19092	15,447,384
01/01/2010 to 12/31/2010	$9.19092	$10.15979	15,150,836
01/01/2011 to 12/31/2011	$10.15979	$9.66590	13,177,505
01/01/2012 to 12/31/2012	$9.66590	$10.71717	12,380,743
01/01/2013 to 12/31/2013	$10.71717	$12.81919	13,086,088
01/01/2014 to 12/31/2014	$12.81919	$13.37306	11,821,337
01/01/2015 to 12/31/2015	$13.37306	$13.10837	10,120,803
01/01/2016 to 12/31/2016	$13.10837	$13.65523	7,289,513
01/01/2017 to 12/31/2017	$13.65523	$15.69678	4,908,777
01/01/2018 to 12/31/2018	$15.69678	$14.35073	3,722,113
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99792	$11.57690	0
01/01/2014 to 12/31/2014	$11.57690	$12.82380	1,573
01/01/2015 to 12/31/2015	$12.82380	$12.05659	0
01/01/2016 to 12/31/2016	$12.05659	$13.50685	14,284
01/01/2017 to 12/31/2017	$13.50685	$15.59396	14,045
01/01/2018 to 12/31/2018	$15.59396	$14.47758	4,084
AST Cohen & Steers Realty Portfolio
01/01/2009 to 12/31/2009	$10.38259	$13.35507	36,560
01/01/2010 to 12/31/2010	$13.35507	$16.75764	147,356
01/01/2011 to 12/31/2011	$16.75764	$17.41632	77,620
01/01/2012 to 12/31/2012	$17.41632	$19.58642	65,451
01/01/2013 to 12/31/2013	$19.58642	$19.69504	40,140
01/01/2014 to 12/31/2014	$19.69504	$25.13937	39,700
01/01/2015 to 12/31/2015	$25.13937	$25.69827	24,216
01/01/2016 to 12/31/2016	$25.69827	$26.26415	17,311
01/01/2017 to 12/31/2017	$26.26415	$27.20879	14,474
01/01/2018 to 12/31/2018	$27.20879	$25.26348	4,992
AST Fidelity Institutional AM® Quantitative Portfolio
formerly,AST FI Pyramis® Quantitative Portfolio
01/01/2009 to 12/31/2009	$7.10349	$8.57789	3,629,090
01/01/2010 to 12/31/2010	$8.57789	$9.56482	3,796,493
01/01/2011 to 12/31/2011	$9.56482	$9.18580	3,237,291
01/01/2012 to 12/31/2012	$9.18580	$9.90825	3,165,507
01/01/2013 to 12/31/2013	$9.90825	$11.08661	2,795,944
01/01/2014 to 12/31/2014	$11.08661	$11.15009	2,378,566
01/01/2015 to 12/31/2015	$11.15009	$10.97906	2,310,294
01/01/2016 to 12/31/2016	$10.97906	$11.16046	1,614,124
01/01/2017 to 12/31/2017	$11.16046	$12.67475	1,141,047
01/01/2018 to 12/31/2018	$12.67475	$11.39910	821,921

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Global Real Estate Portfolio
01/01/2009 to 12/31/2009	$6.08928	$8.02099	9,413
01/01/2010 to 12/31/2010	$8.02099	$9.40028	17,776
01/01/2011 to 12/31/2011	$9.40028	$8.70382	4,128
01/01/2012 to 12/31/2012	$8.70382	$10.76052	3,972
01/01/2013 to 12/31/2013	$10.76052	$10.94758	1,928
01/01/2014 to 12/31/2014	$10.94758	$12.16016	2,879
01/01/2015 to 12/31/2015	$12.16016	$11.84556	2,588
01/01/2016 to 12/31/2016	$11.84556	$11.65366	1,945
01/01/2017 to 12/31/2017	$11.65366	$12.60010	249
01/01/2018 to 12/31/2018	$12.60010	$11.70491	11
AST Goldman Sachs Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$7.95946	$9.24964	1,405,920
01/01/2010 to 12/31/2010	$9.24964	$10.18069	1,247,404
01/01/2011 to 12/31/2011	$10.18069	$9.37877	1,058,858
01/01/2012 to 12/31/2012	$9.37877	$10.94234	924,888
01/01/2013 to 12/31/2013	$10.94234	$14.24750	758,281
01/01/2014 to 12/31/2014	$14.24750	$15.71554	620,689
01/01/2015 to 12/31/2015	$15.71554	$14.61453	536,940
01/01/2016 to 12/31/2016	$14.61453	$15.89469	434,272
01/01/2017 to 12/31/2017	$15.89469	$17.00900	380,898
01/01/2018 to 12/31/2018	$17.00900	$15.16744	310,440
AST Goldman Sachs Mid-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$8.46793	$12.97016	150,660
01/01/2010 to 12/31/2010	$12.97016	$15.15320	182,054
01/01/2011 to 12/31/2011	$15.15320	$14.33506	122,494
01/01/2012 to 12/31/2012	$14.33506	$16.71748	103,332
01/01/2013 to 12/31/2013	$16.71748	$21.54687	85,780
01/01/2014 to 12/31/2014	$21.54687	$23.42993	76,240
01/01/2015 to 12/31/2015	$23.42993	$21.54533	61,270
01/01/2016 to 12/31/2016	$21.54533	$21.35342	51,692
01/01/2017 to 12/31/2017	$21.35342	$26.46185	42,405
01/01/2018 to 12/31/2018	$26.46185	$24.67471	34,494
AST Goldman Sachs Multi-Asset Portfolio
01/01/2009 to 12/31/2009	$7.50765	$9.03149	470,062
01/01/2010 to 12/31/2010	$9.03149	$9.82712	499,627
01/01/2011 to 12/31/2011	$9.82712	$9.53340	435,315
01/01/2012 to 12/31/2012	$9.53340	$10.23620	477,163
01/01/2013 to 12/31/2013	$10.23620	$10.96053	388,197
01/01/2014 to 12/31/2014	$10.96053	$11.11840	370,373
01/01/2015 to 12/31/2015	$11.11840	$10.74188	323,796
01/01/2016 to 12/31/2016	$10.74188	$11.02454	225,173
01/01/2017 to 12/31/2017	$11.02454	$12.07006	238,542
01/01/2018 to 12/31/2018	$12.07006	$10.93619	128,036
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2009 to 12/31/2009	$9.81727	$12.14167	4,041
01/01/2010 to 12/31/2010	$12.14167	$15.00706	65,600
01/01/2011 to 12/31/2011	$15.00706	$14.82299	32,212
01/01/2012 to 12/31/2012	$14.82299	$16.71942	28,369
01/01/2013 to 12/31/2013	$16.71942	$22.62879	19,479
01/01/2014 to 12/31/2014	$22.62879	$23.65124	19,430
01/01/2015 to 12/31/2015	$23.65124	$21.79289	12,586
01/01/2016 to 12/31/2016	$21.79289	$26.41569	10,102
01/01/2017 to 12/31/2017	$26.41569	$28.89645	7,838
01/01/2018 to 12/31/2018	$28.89645	$24.20786	10,956

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Government Money Market Portfolio
01/01/2009 to 12/31/2009	$10.22040	$9.98946	1,054,612
01/01/2010 to 12/31/2010	$9.98946	$9.74223	306,725
01/01/2011 to 12/31/2011	$9.74223	$9.50115	349,258
01/01/2012 to 12/31/2012	$9.50115	$9.26385	230,945
01/01/2013 to 12/31/2013	$9.26385	$9.03223	205,641
01/01/2014 to 12/31/2014	$9.03223	$8.80654	452,177
01/01/2015 to 12/31/2015	$8.80654	$8.58626	84,307
01/01/2016 to 12/31/2016	$8.58626	$8.37227	29,775
01/01/2017 to 12/31/2017	$8.37227	$8.19118	15,033
01/01/2018 to 12/31/2018	$8.19118	$8.08911	22,348
AST High Yield Portfolio
01/01/2009 to 12/31/2009	$8.65230	$11.43539	46,988
01/01/2010 to 12/31/2010	$11.43539	$12.65488	120,128
01/01/2011 to 12/31/2011	$12.65488	$12.73060	97,978
01/01/2012 to 12/31/2012	$12.73060	$14.13392	77,817
01/01/2013 to 12/31/2013	$14.13392	$14.77006	56,952
01/01/2014 to 12/31/2014	$14.77006	$14.76911	76,238
01/01/2015 to 12/31/2015	$14.76911	$13.88672	28,920
01/01/2016 to 12/31/2016	$13.88672	$15.62515	23,921
01/01/2017 to 12/31/2017	$15.62515	$16.37400	19,194
01/01/2018 to 12/31/2018	$16.37400	$15.64539	10,973
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$7.59876	$8.84865	472,453
01/01/2010 to 12/31/2010	$8.84865	$9.76287	410,002
01/01/2011 to 12/31/2011	$9.76287	$9.12086	338,670
01/01/2012 to 12/31/2012	$9.12086	$10.39412	315,714
01/01/2013 to 12/31/2013	$10.39412	$14.17421	307,235
01/01/2014 to 12/31/2014	$14.17421	$15.71971	277,792
01/01/2015 to 12/31/2015	$15.71971	$14.12569	216,279
01/01/2016 to 12/31/2016	$14.12569	$16.51246	164,113
01/01/2017 to 12/31/2017	$16.51246	$19.19106	113,758
01/01/2018 to 12/31/2018	$19.19106	$16.06089	69,125
AST International Growth Portfolio
01/01/2009 to 12/31/2009	$9.01191	$11.88739	703,197
01/01/2010 to 12/31/2010	$11.88739	$13.27077	620,533
01/01/2011 to 12/31/2011	$13.27077	$11.26711	575,086
01/01/2012 to 12/31/2012	$11.26711	$13.22232	499,560
01/01/2013 to 12/31/2013	$13.22232	$15.34872	464,471
01/01/2014 to 12/31/2014	$15.34872	$14.13820	441,244
01/01/2015 to 12/31/2015	$14.13820	$14.21875	273,722
01/01/2016 to 12/31/2016	$14.21875	$13.34034	247,507
01/01/2017 to 12/31/2017	$13.34034	$17.61613	201,857
01/01/2018 to 12/31/2018	$17.61613	$14.88389	159,786
AST International Value Portfolio
01/01/2009 to 12/31/2009	$10.97624	$13.96578	149,754
01/01/2010 to 12/31/2010	$13.96578	$15.12591	125,806
01/01/2011 to 12/31/2011	$15.12591	$12.89736	105,132
01/01/2012 to 12/31/2012	$12.89736	$14.67149	105,231
01/01/2013 to 12/31/2013	$14.67149	$17.08955	101,303
01/01/2014 to 12/31/2014	$17.08955	$15.54518	92,555
01/01/2015 to 12/31/2015	$15.54518	$15.28035	95,136
01/01/2016 to 12/31/2016	$15.28035	$14.98576	75,255
01/01/2017 to 12/31/2017	$14.98576	$17.94557	64,375
01/01/2018 to 12/31/2018	$17.94557	$14.67135	36,069

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Investment Grade Bond Portfolio
01/01/2009 to 12/31/2009	$10.89074	$11.81891	0
01/01/2010 to 12/31/2010	$11.81891	$12.76928	0
01/01/2011 to 12/31/2011	$12.76928	$14.00019	0
01/01/2012 to 12/31/2012	$14.00019	$14.93300	0
01/01/2013 to 12/31/2013	$14.93300	$14.09640	0
01/01/2014 to 12/31/2014	$14.09640	$14.66899	0
01/01/2015 to 12/31/2015	$14.66899	$14.47005	0
01/01/2016 to 12/31/2016	$14.47005	$14.70239	0
01/01/2017 to 12/31/2017	$14.70239	$14.95401	0
01/01/2018 to 12/31/2018	$14.95401	$14.53921	0
AST J.P. Morgan Global Thematic Portfolio
01/01/2009 to 12/31/2009	$6.87674	$8.49285	299,075
01/01/2010 to 12/31/2010	$8.49285	$9.42473	202,325
01/01/2011 to 12/31/2011	$9.42473	$9.13714	303,032
01/01/2012 to 12/31/2012	$9.13714	$10.11848	354,763
01/01/2013 to 12/31/2013	$10.11848	$11.47190	358,505
01/01/2014 to 12/31/2014	$11.47190	$11.89699	318,795
01/01/2015 to 12/31/2015	$11.89699	$11.47805	325,203
01/01/2016 to 12/31/2016	$11.47805	$11.77555	263,162
01/01/2017 to 12/31/2017	$11.77555	$13.42888	202,091
01/01/2018 to 12/31/2018	$13.42888	$12.12626	96,166
AST J.P. Morgan International Equity Portfolio
01/01/2009 to 12/31/2009	$9.73781	$12.90115	122,994
01/01/2010 to 12/31/2010	$12.90115	$13.48081	76,401
01/01/2011 to 12/31/2011	$13.48081	$11.94147	46,934
01/01/2012 to 12/31/2012	$11.94147	$14.19335	42,000
01/01/2013 to 12/31/2013	$14.19335	$15.96428	32,720
01/01/2014 to 12/31/2014	$15.96428	$14.57435	27,228
01/01/2015 to 12/31/2015	$14.57435	$13.81275	17,179
01/01/2016 to 12/31/2016	$13.81275	$13.72849	15,464
01/01/2017 to 12/31/2017	$13.72849	$17.35283	18,313
01/01/2018 to 12/31/2018	$17.35283	$13.96132	15,885
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2009 to 12/31/2009	$10.12767	$12.04881	2,329,093
01/01/2010 to 12/31/2010	$12.04881	$12.60754	2,092,140
01/01/2011 to 12/31/2011	$12.60754	$12.32160	1,497,254
01/01/2012 to 12/31/2012	$12.32160	$13.30085	1,434,244
01/01/2013 to 12/31/2013	$13.30085	$14.39912	1,298,092
01/01/2014 to 12/31/2014	$14.39912	$14.80416	1,167,982
01/01/2015 to 12/31/2015	$14.80416	$14.40773	905,968
01/01/2016 to 12/31/2016	$14.40773	$14.58768	703,908
01/01/2017 to 12/31/2017	$14.58768	$15.95113	471,484
01/01/2018 to 12/31/2018	$15.95113	$14.75303	307,490
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08331	$10.27890	0
01/01/2010 to 12/31/2010	$10.27890	$11.15624	7,798
01/01/2011 to 12/31/2011	$11.15624	$10.94988	4,016
01/01/2012 to 12/31/2012	$10.94988	$12.29715	9,916
01/01/2013 to 12/31/2013	$12.29715	$16.36547	11,142
01/01/2014 to 12/31/2014	$16.36547	$17.47289	13,148
01/01/2015 to 12/31/2015	$17.47289	$18.84785	7,991
01/01/2016 to 12/31/2016	$18.84785	$18.10863	1,844
01/01/2017 to 12/31/2017	$18.10863	$23.98383	8,126
01/01/2018 to 12/31/2018	$23.98383	$23.00417	4,243

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$7.78297	$9.84676	1,708,321
01/01/2010 to 12/31/2010	$9.84676	$11.49709	1,431,391
01/01/2011 to 12/31/2011	$11.49709	$11.10774	1,187,254
01/01/2012 to 12/31/2012	$11.10774	$12.15796	1,061,600
01/01/2013 to 12/31/2013	$12.15796	$16.19410	876,247
01/01/2014 to 12/31/2014	$16.19410	$17.46136	739,074
01/01/2015 to 12/31/2015	$17.46136	$18.73953	455,961
01/01/2016 to 12/31/2016	$18.73953	$19.29108	377,476
01/01/2017 to 12/31/2017	$19.29108	$25.01572	291,581
01/01/2018 to 12/31/2018	$25.01572	$23.73133	211,440
AST MFS Global Equity Portfolio
01/01/2009 to 12/31/2009	$10.81963	$13.87292	45,716
01/01/2010 to 12/31/2010	$13.87292	$15.15580	24,096
01/01/2011 to 12/31/2011	$15.15580	$14.31449	10,214
01/01/2012 to 12/31/2012	$14.31449	$17.17683	7,957
01/01/2013 to 12/31/2013	$17.17683	$21.37561	7,445
01/01/2014 to 12/31/2014	$21.37561	$21.59794	8,013
01/01/2015 to 12/31/2015	$21.59794	$20.74945	8,887
01/01/2016 to 12/31/2016	$20.74945	$21.67086	7,730
01/01/2017 to 12/31/2017	$21.67086	$26.16828	3,856
01/01/2018 to 12/31/2018	$26.16828	$23.07337	2,051
AST MFS Growth Portfolio
01/01/2009 to 12/31/2009	$8.50071	$10.30261	156,138
01/01/2010 to 12/31/2010	$10.30261	$11.32937	151,020
01/01/2011 to 12/31/2011	$11.32937	$10.98096	104,267
01/01/2012 to 12/31/2012	$10.98096	$12.53520	118,503
01/01/2013 to 12/31/2013	$12.53520	$16.70821	94,277
01/01/2014 to 12/31/2014	$16.70821	$17.70940	72,758
01/01/2015 to 12/31/2015	$17.70940	$18.51490	48,136
01/01/2016 to 12/31/2016	$18.51490	$18.39826	39,046
01/01/2017 to 12/31/2017	$18.39826	$23.44866	34,674
01/01/2018 to 12/31/2018	$23.44866	$23.35063	17,850
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$8.66827	$11.88659	263,430
01/01/2010 to 12/31/2010	$11.88659	$14.30574	277,336
01/01/2011 to 12/31/2011	$14.30574	$13.60216	200,064
01/01/2012 to 12/31/2012	$13.60216	$15.53298	172,471
01/01/2013 to 12/31/2013	$15.53298	$21.50691	129,123
01/01/2014 to 12/31/2014	$21.50691	$23.95750	107,082
01/01/2015 to 12/31/2015	$23.95750	$22.04176	60,441
01/01/2016 to 12/31/2016	$22.04176	$25.41007	49,289
01/01/2017 to 12/31/2017	$25.41007	$28.19311	42,292
01/01/2018 to 12/31/2018	$28.19311	$22.96484	42,386
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99793	$10.26319	110,729
01/01/2013 to 12/31/2013	$10.26319	$11.89948	159,016
01/01/2014 to 12/31/2014	$11.89948	$12.19819	142,097
01/01/2015 to 12/31/2015	$12.19819	$11.74560	136,936
01/01/2016 to 12/31/2016	$11.74560	$11.94767	146,593
01/01/2017 to 12/31/2017	$11.94767	$13.57111	110,741
01/01/2018 to 12/31/2018	$13.57111	$12.13516	67,751

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Parametric Emerging Markets Equity Portfolio
01/01/2009 to 12/31/2009	$5.55195	$9.01373	26,172
01/01/2010 to 12/31/2010	$9.01373	$10.74581	50,127
01/01/2011 to 12/31/2011	$10.74581	$8.35355	31,501
01/01/2012 to 12/31/2012	$8.35355	$9.60467	29,694
01/01/2013 to 12/31/2013	$9.60467	$9.38542	24,665
01/01/2014 to 12/31/2014	$9.38542	$8.72216	20,595
01/01/2015 to 12/31/2015	$8.72216	$7.08156	2,488
01/01/2016 to 12/31/2016	$7.08156	$7.75842	1,156
01/01/2017 to 12/31/2017	$7.75842	$9.56053	846
01/01/2018 to 12/31/2018	$9.56053	$8.01093	11,293
AST Preservation Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$8.78520	$10.28184	5,422,757
01/01/2010 to 12/31/2010	$10.28184	$11.08471	5,386,866
01/01/2011 to 12/31/2011	$11.08471	$10.91579	5,146,697
01/01/2012 to 12/31/2012	$10.91579	$11.74650	4,956,059
01/01/2013 to 12/31/2013	$11.74650	$12.50797	3,875,385
01/01/2014 to 12/31/2014	$12.50797	$12.89960	3,449,605
01/01/2015 to 12/31/2015	$12.89960	$12.59519	2,927,412
01/01/2016 to 12/31/2016	$12.59519	$12.95963	2,141,943
01/01/2017 to 12/31/2017	$12.95963	$13.91673	1,357,836
01/01/2018 to 12/31/2018	$13.91673	$13.18163	1,032,224
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01784	$10.05559	6,395
01/01/2012 to 12/31/2012	$10.05559	$10.50075	34,061
01/01/2013 to 12/31/2013	$10.50075	$10.00148	12,736
01/01/2014 to 12/31/2014	$10.00148	$10.34246	31,372
01/01/2015 to 12/31/2015	$10.34246	$10.05680	38,003
01/01/2016 to 12/31/2016	$10.05680	$10.21869	39,619
01/01/2017 to 12/31/2017	$10.21869	$10.52891	49,414
01/01/2018 to 12/31/2018	$10.52891	$10.18074	21,092
AST Prudential Growth Allocation Portfolio
01/01/2009 to 12/31/2009	$6.53649	$8.02864	6,627,184
01/01/2010 to 12/31/2010	$8.02864	$9.31694	6,678,107
01/01/2011 to 12/31/2011	$9.31694	$8.51981	6,108,939
01/01/2012 to 12/31/2012	$8.51981	$9.37972	5,754,914
01/01/2013 to 12/31/2013	$9.37972	$10.70231	5,268,313
01/01/2014 to 12/31/2014	$10.70231	$11.39454	4,925,682
01/01/2015 to 12/31/2015	$11.39454	$11.04165	4,661,450
01/01/2016 to 12/31/2016	$11.04165	$11.85306	3,872,767
01/01/2017 to 12/31/2017	$11.85306	$13.41799	3,396,788
01/01/2018 to 12/31/2018	$13.41799	$12.08704	2,387,006
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99792	$11.60793	0
01/01/2014 to 12/31/2014	$11.60793	$13.04274	0
01/01/2015 to 12/31/2015	$13.04274	$12.91297	0
01/01/2016 to 12/31/2016	$12.91297	$13.95788	0
01/01/2017 to 12/31/2017	$13.95788	$16.52408	0
01/01/2018 to 12/31/2018	$16.52408	$14.95661	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST QMA US Equity Alpha Portfolio
01/01/2009 to 12/31/2009	$7.45667	$8.85684	18,762
01/01/2010 to 12/31/2010	$8.85684	$9.93515	20,769
01/01/2011 to 12/31/2011	$9.93515	$10.02209	7,757
01/01/2012 to 12/31/2012	$10.02209	$11.60856	11,373
01/01/2013 to 12/31/2013	$11.60856	$14.98875	9,415
01/01/2014 to 12/31/2014	$14.98875	$17.12960	5,621
01/01/2015 to 12/31/2015	$17.12960	$17.21573	6,716
01/01/2016 to 12/31/2016	$17.21573	$19.27846	9,858
01/01/2017 to 12/31/2017	$19.27846	$22.98067	20,300
01/01/2018 to 12/31/2018	$22.98067	$20.56207	9,168
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99792	$8.84823	11,879
01/01/2012 to 12/31/2012	$8.84823	$9.76175	13,557
01/01/2013 to 12/31/2013	$9.76175	$11.64951	15,817
01/01/2014 to 12/31/2014	$11.64951	$12.09669	24,307
01/01/2015 to 12/31/2015	$12.09669	$11.81207	33,745
01/01/2016 to 12/31/2016	$11.81207	$12.24562	25,577
01/01/2017 to 12/31/2017	$12.24562	$14.11222	34,971
01/01/2018 to 12/31/2018	$14.11222	$12.85936	13,253
AST RCM World Trends Portfolio
01/01/2009 to 12/31/2009	$7.08327	$8.52156	507,568
01/01/2010 to 12/31/2010	$8.52156	$9.29887	670,563
01/01/2011 to 12/31/2011	$9.29887	$8.90207	577,467
01/01/2012 to 12/31/2012	$8.90207	$9.57162	574,402
01/01/2013 to 12/31/2013	$9.57162	$10.49326	507,598
01/01/2014 to 12/31/2014	$10.49326	$10.75667	412,647
01/01/2015 to 12/31/2015	$10.75667	$10.47041	616,035
01/01/2016 to 12/31/2016	$10.47041	$10.70080	497,799
01/01/2017 to 12/31/2017	$10.70080	$12.12776	348,215
01/01/2018 to 12/31/2018	$12.12776	$10.88851	232,977
AST Small-Cap Growth Opportunities Portfolio
01/01/2009 to 12/31/2009	$8.77420	$11.34901	309,404
01/01/2010 to 12/31/2010	$11.34901	$14.66687	247,426
01/01/2011 to 12/31/2011	$14.66687	$12.42548	239,050
01/01/2012 to 12/31/2012	$12.42548	$14.54612	204,434
01/01/2013 to 12/31/2013	$14.54612	$19.97092	164,672
01/01/2014 to 12/31/2014	$19.97092	$20.43376	145,744
01/01/2015 to 12/31/2015	$20.43376	$20.18884	89,487
01/01/2016 to 12/31/2016	$20.18884	$21.20087	73,224
01/01/2017 to 12/31/2017	$21.20087	$26.39669	65,571
01/01/2018 to 12/31/2018	$26.39669	$22.94245	52,791
AST Small-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$6.70739	$8.75710	102,751
01/01/2010 to 12/31/2010	$8.75710	$11.64779	106,941
01/01/2011 to 12/31/2011	$11.64779	$11.24585	86,129
01/01/2012 to 12/31/2012	$11.24585	$12.29928	82,482
01/01/2013 to 12/31/2013	$12.29928	$16.21002	71,600
01/01/2014 to 12/31/2014	$16.21002	$16.40841	62,681
01/01/2015 to 12/31/2015	$16.40841	$16.12382	51,467
01/01/2016 to 12/31/2016	$16.12382	$17.62031	37,983
01/01/2017 to 12/31/2017	$17.62031	$21.29004	24,995
01/01/2018 to 12/31/2018	$21.29004	$19.01052	21,850

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Value Portfolio
01/01/2009 to 12/31/2009	$9.29243	$11.50646	430,710
01/01/2010 to 12/31/2010	$11.50646	$14.13546	403,813
01/01/2011 to 12/31/2011	$14.13546	$12.95889	319,318
01/01/2012 to 12/31/2012	$12.95889	$14.92894	278,068
01/01/2013 to 12/31/2013	$14.92894	$20.00001	220,333
01/01/2014 to 12/31/2014	$20.00001	$20.52728	189,518
01/01/2015 to 12/31/2015	$20.52728	$19.15147	129,234
01/01/2016 to 12/31/2016	$19.15147	$24.12737	100,128
01/01/2017 to 12/31/2017	$24.12737	$25.25436	80,093
01/01/2018 to 12/31/2018	$25.25436	$20.41545	64,233
AST T. Rowe Price Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$9.50899	$11.50932	1,886,420
01/01/2010 to 12/31/2010	$11.50932	$12.51610	1,727,430
01/01/2011 to 12/31/2011	$12.51610	$12.44584	1,572,938
01/01/2012 to 12/31/2012	$12.44584	$13.77192	1,707,575
01/01/2013 to 12/31/2013	$13.77192	$15.68797	1,906,467
01/01/2014 to 12/31/2014	$15.68797	$16.19517	1,949,381
01/01/2015 to 12/31/2015	$16.19517	$15.79698	1,995,457
01/01/2016 to 12/31/2016	$15.79698	$16.56495	1,973,060
01/01/2017 to 12/31/2017	$16.56495	$18.64053	1,306,328
01/01/2018 to 12/31/2018	$18.64053	$17.20397	892,803
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$7.55688	$11.30065	474,948
01/01/2010 to 12/31/2010	$11.30065	$12.76031	399,298
01/01/2011 to 12/31/2011	$12.76031	$12.23083	296,030
01/01/2012 to 12/31/2012	$12.23083	$14.02133	250,348
01/01/2013 to 12/31/2013	$14.02133	$19.68983	242,400
01/01/2014 to 12/31/2014	$19.68983	$20.79976	219,824
01/01/2015 to 12/31/2015	$20.79976	$22.22336	171,953
01/01/2016 to 12/31/2016	$22.22336	$22.25389	129,744
01/01/2017 to 12/31/2017	$22.25389	$29.92025	91,849
01/01/2018 to 12/31/2018	$29.92025	$30.29591	59,335
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$9.34860	$10.77910	41,463
01/01/2010 to 12/31/2010	$10.77910	$11.81738	59,090
01/01/2011 to 12/31/2011	$11.81738	$11.46575	41,624
01/01/2012 to 12/31/2012	$11.46575	$12.67677	43,114
01/01/2013 to 12/31/2013	$12.67677	$16.64010	23,319
01/01/2014 to 12/31/2014	$16.64010	$16.47684	18,722
01/01/2015 to 12/31/2015	$16.47684	$15.09077	17,049
01/01/2016 to 12/31/2016	$15.09077	$15.61618	15,798
01/01/2017 to 12/31/2017	$15.61618	$17.74741	14,208
01/01/2018 to 12/31/2018	$17.74741	$15.62121	19,424
AST T. Rowe Price Natural Resources Portfolio
01/01/2009 to 12/31/2009	$13.88265	$20.21533	52,631
01/01/2010 to 12/31/2010	$20.21533	$23.74184	104,232
01/01/2011 to 12/31/2011	$23.74184	$19.69557	127,660
01/01/2012 to 12/31/2012	$19.69557	$19.89679	55,020
01/01/2013 to 12/31/2013	$19.89679	$22.38314	35,269
01/01/2014 to 12/31/2014	$22.38314	$19.99865	25,751
01/01/2015 to 12/31/2015	$19.99865	$15.74426	14,263
01/01/2016 to 12/31/2016	$15.74426	$19.13051	15,030
01/01/2017 to 12/31/2017	$19.13051	$20.57606	9,183
01/01/2018 to 12/31/2018	$20.57606	$16.71813	4,708

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Templeton Global Bond Portfolio
01/01/2009 to 12/31/2009	$10.73620	$11.73595	308,610
01/01/2010 to 12/31/2010	$11.73595	$12.09987	283,695
01/01/2011 to 12/31/2011	$12.09987	$12.28450	212,551
01/01/2012 to 12/31/2012	$12.28450	$12.60282	202,920
01/01/2013 to 12/31/2013	$12.60282	$11.82651	216,338
01/01/2014 to 12/31/2014	$11.82651	$11.59505	201,603
01/01/2015 to 12/31/2015	$11.59505	$10.78307	105,883
01/01/2016 to 12/31/2016	$10.78307	$10.97236	95,592
01/01/2017 to 12/31/2017	$10.97236	$10.91713	99,848
01/01/2018 to 12/31/2018	$10.91713	$10.85539	76,951
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$8.37866	$11.34594	33,244
01/01/2010 to 12/31/2010	$11.34594	$13.67415	61,093
01/01/2011 to 12/31/2011	$13.67415	$12.87267	43,836
01/01/2012 to 12/31/2012	$12.87267	$14.86095	41,702
01/01/2013 to 12/31/2013	$14.86095	$19.18648	28,902
01/01/2014 to 12/31/2014	$19.18648	$21.50711	24,678
01/01/2015 to 12/31/2015	$21.50711	$19.58352	17,690
01/01/2016 to 12/31/2016	$19.58352	$21.76765	14,363
01/01/2017 to 12/31/2017	$21.76765	$25.15811	11,678
01/01/2018 to 12/31/2018	$25.15811	$20.47237	3,286
AST Wellington Management Hedged Equity Portfolio
01/01/2009 to 12/31/2009	$6.76797	$8.47488	105,141
01/01/2010 to 12/31/2010	$8.47488	$9.47261	341,552
01/01/2011 to 12/31/2011	$9.47261	$8.91699	189,828
01/01/2012 to 12/31/2012	$8.91699	$9.65069	356,686
01/01/2013 to 12/31/2013	$9.65069	$11.33880	697,037
01/01/2014 to 12/31/2014	$11.33880	$11.66386	676,879
01/01/2015 to 12/31/2015	$11.66386	$11.30025	931,466
01/01/2016 to 12/31/2016	$11.30025	$11.73719	689,895
01/01/2017 to 12/31/2017	$11.73719	$13.00030	485,524
01/01/2018 to 12/31/2018	$13.00030	$12.04016	341,731
AST Western Asset Core Plus Bond Portfolio
01/01/2009 to 12/31/2009	$9.21314	$10.02751	318,217
01/01/2010 to 12/31/2010	$10.02751	$10.53929	312,892
01/01/2011 to 12/31/2011	$10.53929	$10.89546	279,482
01/01/2012 to 12/31/2012	$10.89546	$11.45681	277,219
01/01/2013 to 12/31/2013	$11.45681	$11.00363	265,521
01/01/2014 to 12/31/2014	$11.00363	$11.50070	244,009
01/01/2015 to 12/31/2015	$11.50070	$11.35170	201,019
01/01/2016 to 12/31/2016	$11.35170	$11.63861	183,339
01/01/2017 to 12/31/2017	$11.63861	$12.06430	162,126
01/01/2018 to 12/31/2018	$12.06430	$11.49482	197,003
Invesco V.I. Diversified Dividend Fund - Series I
04/29/2011* to 12/31/2011	$9.99274	$9.06843	18,104
01/01/2012 to 12/31/2012	$9.06843	$10.49674	20,606
01/01/2013 to 12/31/2013	$10.49674	$13.41087	11,467
01/01/2014 to 12/31/2014	$13.41087	$14.75297	10,739
01/01/2015 to 12/31/2015	$14.75297	$14.68140	2,636
01/01/2016 to 12/31/2016	$14.68140	$16.43592	2,311
01/01/2017 to 12/31/2017	$16.43592	$17.40045	2,057
01/01/2018 to 12/31/2018	$17.40045	$15.67817	1,768

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Health Care Fund - Series I
formerly,Invesco V.I. Global Health Care Fund - Series I
01/01/2009 to 12/31/2009	$9.34080	$11.62781	3,629
01/01/2010 to 12/31/2010	$11.62781	$11.93735	6,873
01/01/2011 to 12/31/2011	$11.93735	$12.09923	6,263
01/01/2012 to 12/31/2012	$12.09923	$14.26136	6,138
01/01/2013 to 12/31/2013	$14.26136	$19.54249	6,240
01/01/2014 to 12/31/2014	$19.54249	$22.80187	5,757
01/01/2015 to 12/31/2015	$22.80187	$22.93495	985
01/01/2016 to 12/31/2016	$22.93495	$19.79988	814
01/01/2017 to 12/31/2017	$19.79988	$22.36186	713
01/01/2018 to 12/31/2018	$22.36186	$21.99678	444
Invesco V.I. Mid Cap Growth Portfolio, Series I
04/27/2012* to 12/31/2012	$10.04969	$9.70843	0
01/01/2013 to 12/31/2013	$9.70843	$12.96963	0
01/01/2014 to 12/31/2014	$12.96963	$13.66160	0
01/01/2015 to 12/31/2015	$13.66160	$13.48077	0
01/01/2016 to 12/31/2016	$13.48077	$13.24393	0
01/01/2017 to 12/31/2017	$13.24393	$15.81834	0
01/01/2018 to 12/31/2018	$15.81834	$14.55956	0
Invesco V.I. Technology Fund - Series I
01/01/2009 to 12/31/2009	$6.19143	$9.50174	0
01/01/2010 to 12/31/2010	$9.50174	$11.23825	0
01/01/2011 to 12/31/2011	$11.23825	$10.40389	0
01/01/2012 to 12/31/2012	$10.40389	$11.28726	0
01/01/2013 to 12/31/2013	$11.28726	$13.77240	0
01/01/2014 to 12/31/2014	$13.77240	$14.91212	0
01/01/2015 to 12/31/2015	$14.91212	$15.53009	0
01/01/2016 to 12/31/2016	$15.53009	$15.02837	0
01/01/2017 to 12/31/2017	$15.02837	$19.80233	0
01/01/2018 to 12/31/2018	$19.80233	$19.21671	0
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.12622	$9.69541	2,390
01/01/2017 to 12/31/2017	$9.69541	$13.33900	1,238
01/01/2018 to 12/31/2018	$13.33900	$10.70068	787
ProFund VP Asia 30
01/01/2009 to 12/31/2009	$11.04280	$16.60239	6,591
01/01/2010 to 12/31/2010	$16.60239	$18.43894	7,101
01/01/2011 to 12/31/2011	$18.43894	$13.12485	5,197
01/01/2012 to 12/31/2012	$13.12485	$14.77649	6,344
01/01/2013 to 12/31/2013	$14.77649	$16.56420	6,126
01/01/2014 to 12/31/2014	$16.56420	$15.89657	204
01/01/2015 to 12/31/2015	$15.89657	$14.04521	0
01/01/2016 to 12/31/2016	$14.04521	$13.78273	322
01/01/2017 to 12/31/2017	$13.78273	$17.85797	294
01/01/2018 to 12/31/2018	$17.85797	$14.17150	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Banks
01/01/2009 to 12/31/2009	$4.64022	$4.33213	664
01/01/2010 to 12/31/2010	$4.33213	$4.57593	2,311
01/01/2011 to 12/31/2011	$4.57593	$3.26806	3,085
01/01/2012 to 12/31/2012	$3.26806	$4.25061	1,485
01/01/2013 to 12/31/2013	$4.25061	$5.53088	4,649
01/01/2014 to 12/31/2014	$5.53088	$5.95212	5,647
01/01/2015 to 12/31/2015	$5.95212	$5.77821	5,930
01/01/2016 to 12/31/2016	$5.77821	$6.94298	5,326
01/01/2017 to 12/31/2017	$6.94298	$7.98305	4,731
01/01/2018 to 12/31/2018	$7.98305	$6.38947	2,141
ProFund VP Basic Materials
01/01/2009 to 12/31/2009	$8.41333	$13.31938	48,463
01/01/2010 to 12/31/2010	$13.31938	$16.84321	17,984
01/01/2011 to 12/31/2011	$16.84321	$13.77021	5,913
01/01/2012 to 12/31/2012	$13.77021	$14.56447	3,100
01/01/2013 to 12/31/2013	$14.56447	$16.81787	2,329
01/01/2014 to 12/31/2014	$16.81787	$16.67377	17
01/01/2015 to 12/31/2015	$16.67377	$13.99333	0
01/01/2016 to 12/31/2016	$13.99333	$16.16730	247
01/01/2017 to 12/31/2017	$16.16730	$19.38353	316
01/01/2018 to 12/31/2018	$19.38353	$15.55929	0
ProFund VP Bear
01/01/2009 to 12/31/2009	$9.42753	$6.63006	44,744
01/01/2010 to 12/31/2010	$6.63006	$5.31366	24,619
01/01/2011 to 12/31/2011	$5.31366	$4.72079	23,266
01/01/2012 to 12/31/2012	$4.72079	$3.83859	17,201
01/01/2013 to 12/31/2013	$3.83859	$2.74885	5,643
01/01/2014 to 12/31/2014	$2.74885	$2.29827	5,538
01/01/2015 to 12/31/2015	$2.29827	$2.13047	5,525
01/01/2016 to 12/31/2016	$2.13047	$1.80622	0
01/01/2017 to 12/31/2017	$1.80622	$1.44473	0
01/01/2018 to 12/31/2018	$1.44473	$1.46541	0
ProFund VP Bull
01/01/2009 to 12/31/2009	$7.63805	$9.25998	3,980
01/01/2010 to 12/31/2010	$9.25998	$10.16421	92,509
01/01/2011 to 12/31/2011	$10.16421	$9.91072	135,038
01/01/2012 to 12/31/2012	$9.91072	$11.00443	258
01/01/2013 to 12/31/2013	$11.00443	$13.92209	228
01/01/2014 to 12/31/2014	$13.92209	$15.13075	967
01/01/2015 to 12/31/2015	$15.13075	$14.68494	2,767
01/01/2016 to 12/31/2016	$14.68494	$15.70215	657
01/01/2017 to 12/31/2017	$15.70215	$18.27215	527
01/01/2018 to 12/31/2018	$18.27215	$16.71773	1,670
ProFund VP Consumer Goods Portfolio
01/01/2009 to 12/31/2009	$9.08597	$10.76939	2,624
01/01/2010 to 12/31/2010	$10.76939	$12.32335	5,555
01/01/2011 to 12/31/2011	$12.32335	$12.85054	2,526
01/01/2012 to 12/31/2012	$12.85054	$13.88917	587
01/01/2013 to 12/31/2013	$13.88917	$17.39510	0
01/01/2014 to 12/31/2014	$17.39510	$18.69491	0
01/01/2015 to 12/31/2015	$18.69491	$18.98636	0
01/01/2016 to 12/31/2016	$18.98636	$19.16900	37
01/01/2017 to 12/31/2017	$19.16900	$21.50512	0
01/01/2018 to 12/31/2018	$21.50512	$17.86101	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Consumer Services
01/01/2009 to 12/31/2009	$6.47490	$8.25776	1,642
01/01/2010 to 12/31/2010	$8.25776	$9.77353	3,284
01/01/2011 to 12/31/2011	$9.77353	$10.05382	515
01/01/2012 to 12/31/2012	$10.05382	$11.96811	1,230
01/01/2013 to 12/31/2013	$11.96811	$16.32151	6,780
01/01/2014 to 12/31/2014	$16.32151	$17.89647	3,821
01/01/2015 to 12/31/2015	$17.89647	$18.26738	1,262
01/01/2016 to 12/31/2016	$18.26738	$18.55744	42
01/01/2017 to 12/31/2017	$18.55744	$21.41844	75
01/01/2018 to 12/31/2018	$21.41844	$21.00848	50
ProFund VP Europe 30
01/01/2009 to 12/31/2009	$9.09674	$11.73354	23,402
01/01/2010 to 12/31/2010	$11.73354	$11.74164	21,029
01/01/2011 to 12/31/2011	$11.74164	$10.43124	618
01/01/2012 to 12/31/2012	$10.43124	$11.85774	14,781
01/01/2013 to 12/31/2013	$11.85774	$14.06277	12,574
01/01/2014 to 12/31/2014	$14.06277	$12.52542	0
01/01/2015 to 12/31/2015	$12.52542	$10.88369	299
01/01/2016 to 12/31/2016	$10.88369	$11.44112	2,080
01/01/2017 to 12/31/2017	$11.44112	$13.35501	1,901
01/01/2018 to 12/31/2018	$13.35501	$11.17967	0
ProFund VP Financials
01/01/2009 to 12/31/2009	$4.95300	$5.55391	1,563
01/01/2010 to 12/31/2010	$5.55391	$6.00701	627
01/01/2011 to 12/31/2011	$6.00701	$5.04685	1,704
01/01/2012 to 12/31/2012	$5.04685	$6.13727	1,385
01/01/2013 to 12/31/2013	$6.13727	$7.90343	5,672
01/01/2014 to 12/31/2014	$7.90343	$8.70128	2,920
01/01/2015 to 12/31/2015	$8.70128	$8.35700	5,416
01/01/2016 to 12/31/2016	$8.35700	$9.39699	3,412
01/01/2017 to 12/31/2017	$9.39699	$10.82941	3,464
01/01/2018 to 12/31/2018	$10.82941	$9.45602	5,677
ProFund VP Health Care
01/01/2009 to 12/31/2009	$8.64088	$10.07251	2,516
01/01/2010 to 12/31/2010	$10.07251	$10.10010	1,972
01/01/2011 to 12/31/2011	$10.10010	$10.84401	4,524
01/01/2012 to 12/31/2012	$10.84401	$12.41249	1,503
01/01/2013 to 12/31/2013	$12.41249	$16.91407	8,606
01/01/2014 to 12/31/2014	$16.91407	$20.39963	8,392
01/01/2015 to 12/31/2015	$20.39963	$20.88874	16,504
01/01/2016 to 12/31/2016	$20.88874	$19.54234	2,099
01/01/2017 to 12/31/2017	$19.54234	$23.04122	1,397
01/01/2018 to 12/31/2018	$23.04122	$23.45829	1,752
ProFund VP Industrials
01/01/2009 to 12/31/2009	$8.27557	$10.01317	1,311
01/01/2010 to 12/31/2010	$10.01317	$12.08164	1,384
01/01/2011 to 12/31/2011	$12.08164	$11.56979	1,183
01/01/2012 to 12/31/2012	$11.56979	$13.06211	1,406
01/01/2013 to 12/31/2013	$13.06211	$17.59934	3,684
01/01/2014 to 12/31/2014	$17.59934	$18.11645	3,059
01/01/2015 to 12/31/2015	$18.11645	$17.05934	747
01/01/2016 to 12/31/2016	$17.05934	$19.55269	0
01/01/2017 to 12/31/2017	$19.55269	$23.33575	0
01/01/2018 to 12/31/2018	$23.33575	$19.84494	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Japan
01/01/2009 to 12/31/2009	$7.80349	$8.39425	9,500
01/01/2010 to 12/31/2010	$8.39425	$7.64974	10,951
01/01/2011 to 12/31/2011	$7.64974	$6.07593	1,845
01/01/2012 to 12/31/2012	$6.07593	$7.28315	8,580
01/01/2013 to 12/31/2013	$7.28315	$10.52653	5,426
01/01/2014 to 12/31/2014	$10.52653	$10.59454	0
01/01/2015 to 12/31/2015	$10.59454	$10.92977	310
01/01/2016 to 12/31/2016	$10.92977	$10.70132	660
01/01/2017 to 12/31/2017	$10.70132	$12.35993	603
01/01/2018 to 12/31/2018	$12.35993	$10.64718	0
ProFund VP Large-Cap Growth
01/01/2009 to 12/31/2009	$7.11080	$8.99453	51,264
01/01/2010 to 12/31/2010	$8.99453	$9.92594	33,375
01/01/2011 to 12/31/2011	$9.92594	$9.98123	22,374
01/01/2012 to 12/31/2012	$9.98123	$10.96893	16,305
01/01/2013 to 12/31/2013	$10.96893	$13.97448	17,153
01/01/2014 to 12/31/2014	$13.97448	$15.38655	16,420
01/01/2015 to 12/31/2015	$15.38655	$15.56548	7,874
01/01/2016 to 12/31/2016	$15.56548	$15.93847	1,157
01/01/2017 to 12/31/2017	$15.93847	$19.47192	1,475
01/01/2018 to 12/31/2018	$19.47192	$18.62925	4,703
ProFund VP Large-Cap Value
01/01/2009 to 12/31/2009	$6.82238	$7.94649	30,769
01/01/2010 to 12/31/2010	$7.94649	$8.74702	7,343
01/01/2011 to 12/31/2011	$8.74702	$8.41955	8,114
01/01/2012 to 12/31/2012	$8.41955	$9.47451	7,885
01/01/2013 to 12/31/2013	$9.47451	$11.99916	4,928
01/01/2014 to 12/31/2014	$11.99916	$12.92469	12,848
01/01/2015 to 12/31/2015	$12.92469	$12.00476	1,720
01/01/2016 to 12/31/2016	$12.00476	$13.51181	1,574
01/01/2017 to 12/31/2017	$13.51181	$14.94506	1,284
01/01/2018 to 12/31/2018	$14.94506	$13.02098	290
ProFund VP Mid-Cap Growth
01/01/2009 to 12/31/2009	$7.92120	$10.68256	22,320
01/01/2010 to 12/31/2010	$10.68256	$13.37575	38,054
01/01/2011 to 12/31/2011	$13.37575	$12.66445	24,773
01/01/2012 to 12/31/2012	$12.66445	$14.24644	26,014
01/01/2013 to 12/31/2013	$14.24644	$18.13062	23,946
01/01/2014 to 12/31/2014	$18.13062	$18.71879	18,591
01/01/2015 to 12/31/2015	$18.71879	$18.30262	8,546
01/01/2016 to 12/31/2016	$18.30262	$20.14418	4,017
01/01/2017 to 12/31/2017	$20.14418	$23.23782	1,198
01/01/2018 to 12/31/2018	$23.23782	$19.93999	157
ProFund VP Mid-Cap Value
01/01/2009 to 12/31/2009	$8.64251	$11.02786	13,237
01/01/2010 to 12/31/2010	$11.02786	$12.95136	7,585
01/01/2011 to 12/31/2011	$12.95136	$12.13248	10,163
01/01/2012 to 12/31/2012	$12.13248	$13.78800	7,475
01/01/2013 to 12/31/2013	$13.78800	$17.76675	3,843
01/01/2014 to 12/31/2014	$17.76675	$19.08698	1,933
01/01/2015 to 12/31/2015	$19.08698	$17.07915	1,758
01/01/2016 to 12/31/2016	$17.07915	$20.70702	4,081
01/01/2017 to 12/31/2017	$20.70702	$22.33270	906
01/01/2018 to 12/31/2018	$22.33270	$18.87779	639

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP NASDAQ-100
01/01/2009 to 12/31/2009	$7.02839	$10.41666	550
01/01/2010 to 12/31/2010	$10.41666	$12.00945	12,129
01/01/2011 to 12/31/2011	$12.00945	$11.88033	12,612
01/01/2012 to 12/31/2012	$11.88033	$13.46283	12,012
01/01/2013 to 12/31/2013	$13.46283	$17.62543	11,728
01/01/2014 to 12/31/2014	$17.62543	$20.10734	12,010
01/01/2015 to 12/31/2015	$20.10734	$21.06617	0
01/01/2016 to 12/31/2016	$21.06617	$21.62059	387
01/01/2017 to 12/31/2017	$21.62059	$27.48470	0
01/01/2018 to 12/31/2018	$27.48470	$26.29269	339
ProFund VP Oil & Gas
01/01/2009 to 12/31/2009	$16.44719	$18.52128	14,217
01/01/2010 to 12/31/2010	$18.52128	$21.26616	52,404
01/01/2011 to 12/31/2011	$21.26616	$21.20132	9,589
01/01/2012 to 12/31/2012	$21.20132	$21.26890	8,354
01/01/2013 to 12/31/2013	$21.26890	$25.72908	3,700
01/01/2014 to 12/31/2014	$25.72908	$22.35922	1,737
01/01/2015 to 12/31/2015	$22.35922	$16.70442	1,417
01/01/2016 to 12/31/2016	$16.70442	$20.22715	984
01/01/2017 to 12/31/2017	$20.22715	$19.09685	310
01/01/2018 to 12/31/2018	$19.09685	$14.85157	97
ProFund VP Pharmaceuticals
01/01/2009 to 12/31/2009	$7.55427	$8.61002	926
01/01/2010 to 12/31/2010	$8.61002	$8.43482	1,030
01/01/2011 to 12/31/2011	$8.43482	$9.55114	5,100
01/01/2012 to 12/31/2012	$9.55114	$10.41580	4,281
01/01/2013 to 12/31/2013	$10.41580	$13.36740	2,961
01/01/2014 to 12/31/2014	$13.36740	$15.55647	3,020
01/01/2015 to 12/31/2015	$15.55647	$15.84147	2,540
01/01/2016 to 12/31/2016	$15.84147	$14.86971	2,090
01/01/2017 to 12/31/2017	$14.86971	$16.00072	1,866
01/01/2018 to 12/31/2018	$16.00072	$14.63146	0
ProFund VP Precious Metals
01/01/2009 to 12/31/2009	$10.53746	$13.90309	43,310
01/01/2010 to 12/31/2010	$13.90309	$18.01969	94,493
01/01/2011 to 12/31/2011	$18.01969	$14.19387	27,932
01/01/2012 to 12/31/2012	$14.19387	$11.82504	25,607
01/01/2013 to 12/31/2013	$11.82504	$7.15433	35,165
01/01/2014 to 12/31/2014	$7.15433	$5.31051	28,560
01/01/2015 to 12/31/2015	$5.31051	$3.47653	17,868
01/01/2016 to 12/31/2016	$3.47653	$5.28204	10,209
01/01/2017 to 12/31/2017	$5.28204	$5.42224	8,675
01/01/2018 to 12/31/2018	$5.42224	$4.57390	6,571
ProFund VP Real Estate
01/01/2009 to 12/31/2009	$7.85776	$9.79872	5,082
01/01/2010 to 12/31/2010	$9.79872	$11.91311	3,179
01/01/2011 to 12/31/2011	$11.91311	$12.16762	4,541
01/01/2012 to 12/31/2012	$12.16762	$13.89997	6,816
01/01/2013 to 12/31/2013	$13.89997	$13.56493	6,202
01/01/2014 to 12/31/2014	$13.56493	$16.53471	2,306
01/01/2015 to 12/31/2015	$16.53471	$16.17364	6,194
01/01/2016 to 12/31/2016	$16.17364	$16.67320	296
01/01/2017 to 12/31/2017	$16.67320	$17.56620	246
01/01/2018 to 12/31/2018	$17.56620	$16.14889	426

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Rising Rates Opportunity
01/01/2009 to 12/31/2009	$4.46437	$5.75365	49,438
01/01/2010 to 12/31/2010	$5.75365	$4.71062	12,644
01/01/2011 to 12/31/2011	$4.71062	$2.87050	3,340
01/01/2012 to 12/31/2012	$2.87050	$2.60443	1,728
01/01/2013 to 12/31/2013	$2.60443	$2.95770	21,379
01/01/2014 to 12/31/2014	$2.95770	$2.01113	17,664
01/01/2015 to 12/31/2015	$2.01113	$1.92971	15,332
01/01/2016 to 12/31/2016	$1.92971	$1.78447	949
01/01/2017 to 12/31/2017	$1.78447	$1.53280	278
01/01/2018 to 12/31/2018	$1.53280	$1.55647	0
ProFund VP Short NASDAQ-100
01/01/2009 to 12/31/2009	$9.67856	$5.59947	9,995
01/01/2010 to 12/31/2010	$5.59947	$4.30270	9,982
01/01/2011 to 12/31/2011	$4.30270	$3.75585	3,270
01/01/2012 to 12/31/2012	$3.75585	$2.97340	0
01/01/2013 to 12/31/2013	$2.97340	$2.04663	0
01/01/2014 to 12/31/2014	$2.04663	$1.60873	0
01/01/2015 to 12/31/2015	$1.60873	$1.36394	0
01/01/2016 to 12/31/2016	$1.36394	$1.19613	0
01/01/2017 to 12/31/2017	$1.19613	$0.87177	0
01/01/2018 to 12/31/2018	$0.87177	$0.82535	0
ProFund VP Small-Cap Growth
01/01/2009 to 12/31/2009	$8.83366	$10.86672	23,678
01/01/2010 to 12/31/2010	$10.86672	$13.32082	18,669
01/01/2011 to 12/31/2011	$13.32082	$13.15483	12,575
01/01/2012 to 12/31/2012	$13.15483	$14.42620	9,824
01/01/2013 to 12/31/2013	$14.42620	$19.75195	13,599
01/01/2014 to 12/31/2014	$19.75195	$19.67665	8,031
01/01/2015 to 12/31/2015	$19.67665	$19.40975	4,699
01/01/2016 to 12/31/2016	$19.40975	$22.75523	6,417
01/01/2017 to 12/31/2017	$22.75523	$25.06551	2,366
01/01/2018 to 12/31/2018	$25.06551	$23.03067	3,978
ProFund VP Small-Cap Value
01/01/2009 to 12/31/2009	$8.86294	$10.40426	17,985
01/01/2010 to 12/31/2010	$10.40426	$12.38642	4,221
01/01/2011 to 12/31/2011	$12.38642	$11.58177	2,240
01/01/2012 to 12/31/2012	$11.58177	$13.11608	3,305
01/01/2013 to 12/31/2013	$13.11608	$17.60641	4,157
01/01/2014 to 12/31/2014	$17.60641	$18.16431	1,651
01/01/2015 to 12/31/2015	$18.16431	$16.24399	1,463
01/01/2016 to 12/31/2016	$16.24399	$20.39697	5,937
01/01/2017 to 12/31/2017	$20.39697	$21.81992	1,968
01/01/2018 to 12/31/2018	$21.81992	$18.24728	201
ProFund VP Telecommunications
01/01/2009 to 12/31/2009	$10.06341	$10.53010	2,446
01/01/2010 to 12/31/2010	$10.53010	$11.87760	5,999
01/01/2011 to 12/31/2011	$11.87760	$11.79755	6,682
01/01/2012 to 12/31/2012	$11.79755	$13.40192	6,265
01/01/2013 to 12/31/2013	$13.40192	$14.64405	9,745
01/01/2014 to 12/31/2014	$14.64405	$14.35873	2,616
01/01/2015 to 12/31/2015	$14.35873	$14.21288	1,847
01/01/2016 to 12/31/2016	$14.21288	$16.85999	1,336
01/01/2017 to 12/31/2017	$16.85999	$16.09049	723
01/01/2018 to 12/31/2018	$16.09049	$13.31656	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP U.S. Government Plus
01/01/2009 to 12/31/2009	$16.69280	$10.96659	6,677
01/01/2010 to 12/31/2010	$10.96659	$11.77275	3,004
01/01/2011 to 12/31/2011	$11.77275	$16.47484	4,138
01/01/2012 to 12/31/2012	$16.47484	$16.21850	2,041
01/01/2013 to 12/31/2013	$16.21850	$12.79057	2,161
01/01/2014 to 12/31/2014	$12.79057	$17.00952	2,643
01/01/2015 to 12/31/2015	$17.00952	$15.64864	1,718
01/01/2016 to 12/31/2016	$15.64864	$15.21161	1,739
01/01/2017 to 12/31/2017	$15.21161	$16.23960	1,527
01/01/2018 to 12/31/2018	$16.23960	$14.97281	1,525
ProFund VP UltraMid-Cap
01/01/2009 to 12/31/2009	$5.61045	$9.06868	35,399
01/01/2010 to 12/31/2010	$9.06868	$13.23487	16,371
01/01/2011 to 12/31/2011	$13.23487	$11.14309	10,529
01/01/2012 to 12/31/2012	$11.14309	$14.39380	7,518
01/01/2013 to 12/31/2013	$14.39380	$23.94434	4,656
01/01/2014 to 12/31/2014	$23.94434	$26.92754	2,827
01/01/2015 to 12/31/2015	$26.92754	$23.85226	1,647
01/01/2016 to 12/31/2016	$23.85226	$32.07530	274
01/01/2017 to 12/31/2017	$32.07530	$40.30189	0
01/01/2018 to 12/31/2018	$40.30189	$28.77025	0
ProFund VP Utilities
01/01/2009 to 12/31/2009	$12.18936	$13.16055	4,542
01/01/2010 to 12/31/2010	$13.16055	$13.59525	8,246
01/01/2011 to 12/31/2011	$13.59525	$15.57730	13,450
01/01/2012 to 12/31/2012	$15.57730	$15.20849	8,948
01/01/2013 to 12/31/2013	$15.20849	$16.80245	9,855
01/01/2014 to 12/31/2014	$16.80245	$20.62317	3,210
01/01/2015 to 12/31/2015	$20.62317	$18.82014	2,833
01/01/2016 to 12/31/2016	$18.82014	$21.11771	2,278
01/01/2017 to 12/31/2017	$21.11771	$22.78213	1,619
01/01/2018 to 12/31/2018	$22.78213	$22.85001	119
PSF SP International Growth Portfolio
formerly,Prudential SP International Growth Portfolio
01/01/2009 to 12/31/2009	$7.95971	$10.64380	6,712
01/01/2010 to 12/31/2010	$10.64380	$11.83178	2,388
01/01/2011 to 12/31/2011	$11.83178	$9.81570	2,204
01/01/2012 to 12/31/2012	$9.81570	$11.71326	667
01/01/2013 to 12/31/2013	$11.71326	$13.57544	1,270
01/01/2014 to 12/31/2014	$13.57544	$12.47953	572
01/01/2015 to 12/31/2015	$12.47953	$12.57718	0
01/01/2016 to 12/31/2016	$12.57718	$11.82428	0
01/01/2017 to 12/31/2017	$11.82428	$15.65882	0
01/01/2018 to 12/31/2018	$15.65882	$13.30925	0
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$11.48901	$13.83686	3,301
01/01/2011 to 12/31/2011	$13.83686	$11.76576	2,313
01/01/2012 to 12/31/2012	$11.76576	$13.04042	1,842
01/01/2013 to 12/31/2013	$13.04042	$15.24962	740
01/01/2014 to 12/31/2014	$15.24962	$14.08024	595
01/01/2015 to 12/31/2015	$14.08024	$14.04332	528
01/01/2016 to 12/31/2016	$14.04332	$14.13887	0
01/01/2017 to 12/31/2017	$14.13887	$17.21356	0
01/01/2018 to 12/31/2018	$17.21356	$13.95148	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$11.55394	$14.51326	15,512
01/01/2011 to 12/31/2011	$14.51326	$13.39289	12,341
01/01/2012 to 12/31/2012	$13.39289	$15.76780	14,988
01/01/2013 to 12/31/2013	$15.76780	$21.55660	13,040
01/01/2014 to 12/31/2014	$21.55660	$21.87689	12,907
01/01/2015 to 12/31/2015	$21.87689	$21.67568	2,014
01/01/2016 to 12/31/2016	$21.67568	$21.29735	1,763
01/01/2017 to 12/31/2017	$21.29735	$28.02507	1,631
01/01/2018 to 12/31/2018	$28.02507	$27.46225	1,509
Wells Fargo VT Small Cap Growth Fund - Class 1
07/16/2010* to 12/31/2010	$9.59303	$12.19941	5,133
01/01/2011 to 12/31/2011	$12.19941	$11.37831	2,244
01/01/2012 to 12/31/2012	$11.37831	$11.99317	1,265
01/01/2013 to 12/31/2013	$11.99317	$17.60540	1,394
01/01/2014 to 12/31/2014	$17.60540	$16.87782	1,100
01/01/2015 to 12/31/2015	$16.87782	$16.02220	1,055
01/01/2016 to 12/31/2016	$16.02220	$16.88875	751
01/01/2017 to 12/31/2017	$16.88875	$20.77222	751
01/01/2018 to 12/31/2018	$20.77222	$20.54845	751
*Denotes the start date of these sub-accounts

ASL II
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With HD GRO 60 bps and HAV 40 bps OR GRO Plus 2008 60 bps and HAV 40 bps (2.65%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ACCESS VP High Yield Fund
05/01/2009 to 12/31/2009	$9.84625	$12.10644	0
01/01/2010 to 12/31/2010	$12.10644	$13.71569	0
01/01/2011 to 12/31/2011	$13.71569	$13.71964	0
01/01/2012 to 12/31/2012	$13.71964	$15.24172	0
01/01/2013 to 12/31/2013	$15.24172	$16.32444	0
01/01/2014 to 12/31/2014	$16.32444	$16.26354	0
01/01/2015 to 12/31/2015	$16.26354	$15.85687	0
01/01/2016 to 12/31/2016	$15.85687	$16.82735	0
01/01/2017 to 12/31/2017	$16.82735	$17.16814	0
01/01/2018 to 12/31/2018	$17.16814	$16.60842	0
AST Academic Strategies Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$7.66270	$9.30096	159,301
01/01/2010 to 12/31/2010	$9.30096	$10.13796	212,391
01/01/2011 to 12/31/2011	$10.13796	$9.60734	105,066
01/01/2012 to 12/31/2012	$9.60734	$10.52750	134,457
01/01/2013 to 12/31/2013	$10.52750	$11.27066	66,527
01/01/2014 to 12/31/2014	$11.27066	$11.39098	69,109
01/01/2015 to 12/31/2015	$11.39098	$10.73212	47,914
01/01/2016 to 12/31/2016	$10.73212	$11.11043	28,473
01/01/2017 to 12/31/2017	$11.11043	$12.17815	17,360
01/01/2018 to 12/31/2018	$12.17815	$10.88922	3,982
AST Advanced Strategies Portfolio
05/01/2009 to 12/31/2009	$7.68143	$9.46245	108,658
01/01/2010 to 12/31/2010	$9.46245	$10.47437	131,942
01/01/2011 to 12/31/2011	$10.47437	$10.20875	48,552
01/01/2012 to 12/31/2012	$10.20875	$11.29424	57,706
01/01/2013 to 12/31/2013	$11.29424	$12.81546	25,222
01/01/2014 to 12/31/2014	$12.81546	$13.23787	28,188
01/01/2015 to 12/31/2015	$13.23787	$12.99050	18,223
01/01/2016 to 12/31/2016	$12.99050	$13.54584	5,076
01/01/2017 to 12/31/2017	$13.54584	$15.42017	6,537
01/01/2018 to 12/31/2018	$15.42017	$14.12574	1,853
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99779	$11.55654	0
01/01/2014 to 12/31/2014	$11.55654	$12.73194	0
01/01/2015 to 12/31/2015	$12.73194	$12.60863	0
01/01/2016 to 12/31/2016	$12.60863	$13.58917	0
01/01/2017 to 12/31/2017	$13.58917	$16.15870	0
01/01/2018 to 12/31/2018	$16.15870	$14.44864	0
AST Balanced Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$7.97207	$9.53889	676,115
01/01/2010 to 12/31/2010	$9.53889	$10.42969	803,521
01/01/2011 to 12/31/2011	$10.42969	$10.03042	368,297
01/01/2012 to 12/31/2012	$10.03042	$10.98237	447,452
01/01/2013 to 12/31/2013	$10.98237	$12.57823	326,622
01/01/2014 to 12/31/2014	$12.57823	$13.04346	360,939
01/01/2015 to 12/31/2015	$13.04346	$12.75826	265,506
01/01/2016 to 12/31/2016	$12.75826	$13.20323	215,387
01/01/2017 to 12/31/2017	$13.20323	$14.77042	214,914
01/01/2018 to 12/31/2018	$14.77042	$13.66744	122,984

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99779	$9.10428	6,280
01/01/2012 to 12/31/2012	$9.10428	$9.91691	23,922
01/01/2013 to 12/31/2013	$9.91691	$10.70194	18,253
01/01/2014 to 12/31/2014	$10.70194	$10.92829	8,630
01/01/2015 to 12/31/2015	$10.92829	$10.31939	9,739
01/01/2016 to 12/31/2016	$10.31939	$10.74584	2,606
01/01/2017 to 12/31/2017	$10.74584	$11.78131	3,924
01/01/2018 to 12/31/2018	$11.78131	$10.86203	712
AST BlackRock Low Duration Bond Portfolio
05/01/2009 to 12/31/2009	$10.59060	$11.06876	27,342
01/01/2010 to 12/31/2010	$11.06876	$11.19562	33,522
01/01/2011 to 12/31/2011	$11.19562	$11.14460	14,026
01/01/2012 to 12/31/2012	$11.14460	$11.35821	8,601
01/01/2013 to 12/31/2013	$11.35821	$10.81693	4,268
01/01/2014 to 12/31/2014	$10.81693	$10.52015	2,997
01/01/2015 to 12/31/2015	$10.52015	$10.29075	2,287
01/01/2016 to 12/31/2016	$10.29075	$10.18269	853
01/01/2017 to 12/31/2017	$10.18269	$10.08240	2,027
01/01/2018 to 12/31/2018	$10.08240	$9.88682	318
AST BlackRock/Loomis Sayles Bond Portfolio
05/01/2009 to 12/31/2009	$10.49029	$11.56672	100,899
01/01/2010 to 12/31/2010	$11.56672	$12.12932	259,444
01/01/2011 to 12/31/2011	$12.12932	$12.18375	94,206
01/01/2012 to 12/31/2012	$12.18375	$12.96596	96,756
01/01/2013 to 12/31/2013	$12.96596	$12.39041	59,772
01/01/2014 to 12/31/2014	$12.39041	$12.57245	59,859
01/01/2015 to 12/31/2015	$12.57245	$11.98120	34,602
01/01/2016 to 12/31/2016	$11.98120	$12.15770	27,891
01/01/2017 to 12/31/2017	$12.15770	$12.35273	31,329
01/01/2018 to 12/31/2018	$12.35273	$11.94430	13,139
AST Bond Portfolio 2018
05/01/2009 to 12/31/2009	$9.92247	$9.63645	0
01/01/2010 to 12/31/2010	$9.63645	$10.43045	0
01/01/2011 to 12/31/2011	$10.43045	$11.53357	794,107
01/01/2012 to 12/31/2012	$11.53357	$11.86926	526,285
01/01/2013 to 12/31/2013	$11.86926	$11.19155	279,656
01/01/2014 to 12/31/2014	$11.19155	$11.18494	103,650
01/01/2015 to 12/31/2015	$11.18494	$10.97684	46,085
01/01/2016 to 12/31/2016	$10.97684	$10.85855	39,498
01/01/2017 to 12/31/2017	$10.85855	$10.64685	129,563
01/01/2018 to 12/31/2018	$10.64685	$10.44186	0
AST Bond Portfolio 2019
05/01/2009 to 12/31/2009	$9.90525	$9.53758	0
01/01/2010 to 12/31/2010	$9.53758	$10.33978	6,929
01/01/2011 to 12/31/2011	$10.33978	$11.67421	0
01/01/2012 to 12/31/2012	$11.67421	$12.03026	305,082
01/01/2013 to 12/31/2013	$12.03026	$11.14560	288,796
01/01/2014 to 12/31/2014	$11.14560	$11.31294	135,552
01/01/2015 to 12/31/2015	$11.31294	$11.13110	95,794
01/01/2016 to 12/31/2016	$11.13110	$10.99356	92,715
01/01/2017 to 12/31/2017	$10.99356	$10.78420	91,200
01/01/2018 to 12/31/2018	$10.78420	$10.55618	200,218

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2020
05/01/2009 to 12/31/2009	$9.88396	$9.21385	0
01/01/2010 to 12/31/2010	$9.21385	$10.03213	100,282
01/01/2011 to 12/31/2011	$10.03213	$11.59086	8,944
01/01/2012 to 12/31/2012	$11.59086	$11.99630	7,256
01/01/2013 to 12/31/2013	$11.99630	$10.91742	685,862
01/01/2014 to 12/31/2014	$10.91742	$11.28268	352,471
01/01/2015 to 12/31/2015	$11.28268	$11.15140	403,648
01/01/2016 to 12/31/2016	$11.15140	$11.06894	348,328
01/01/2017 to 12/31/2017	$11.06894	$10.87183	139,509
01/01/2018 to 12/31/2018	$10.87183	$10.61314	138,038
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99706	$10.91308	64,449
01/01/2011 to 12/31/2011	$10.91308	$12.78135	706,219
01/01/2012 to 12/31/2012	$12.78135	$13.28736	323,557
01/01/2013 to 12/31/2013	$13.28736	$12.02971	15,261
01/01/2014 to 12/31/2014	$12.02971	$12.61048	444,243
01/01/2015 to 12/31/2015	$12.61048	$12.49526	557,426
01/01/2016 to 12/31/2016	$12.49526	$12.41229	489,067
01/01/2017 to 12/31/2017	$12.41229	$12.27525	307,363
01/01/2018 to 12/31/2018	$12.27525	$11.95626	269,958
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99779	$11.91683	329,141
01/01/2012 to 12/31/2012	$11.91683	$12.27885	414,448
01/01/2013 to 12/31/2013	$12.27885	$10.78850	45,625
01/01/2014 to 12/31/2014	$10.78850	$11.59161	42,773
01/01/2015 to 12/31/2015	$11.59161	$11.52098	183,525
01/01/2016 to 12/31/2016	$11.52098	$11.42126	187,600
01/01/2017 to 12/31/2017	$11.42126	$11.29385	152,536
01/01/2018 to 12/31/2018	$11.29385	$10.97682	122,280
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99707	$10.30890	155,312
01/01/2013 to 12/31/2013	$10.30890	$9.01217	1,001,752
01/01/2014 to 12/31/2014	$9.01217	$9.88053	492,219
01/01/2015 to 12/31/2015	$9.88053	$9.87923	80,752
01/01/2016 to 12/31/2016	$9.87923	$9.80184	116,312
01/01/2017 to 12/31/2017	$9.80184	$9.70455	67,958
01/01/2018 to 12/31/2018	$9.70455	$9.42113	66,791
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99853	$8.67375	405,665
01/01/2014 to 12/31/2014	$8.67375	$9.67604	251,870
01/01/2015 to 12/31/2015	$9.67604	$9.68723	11,220
01/01/2016 to 12/31/2016	$9.68723	$9.61091	2,402
01/01/2017 to 12/31/2017	$9.61091	$9.51434	285,129
01/01/2018 to 12/31/2018	$9.51434	$9.20120	354,679
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99853	$11.20509	52,018
01/01/2015 to 12/31/2015	$11.20509	$11.12625	616,068
01/01/2016 to 12/31/2016	$11.12625	$11.09981	20,400
01/01/2017 to 12/31/2017	$11.09981	$11.00416	4,794
01/01/2018 to 12/31/2018	$11.00416	$10.63230	152,354
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99853	$9.85185	197,716
01/01/2016 to 12/31/2016	$9.85185	$9.79057	609,579
01/01/2017 to 12/31/2017	$9.79057	$9.76249	371,735
01/01/2018 to 12/31/2018	$9.76249	$9.40361	370,354

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99707	$9.79419	472,773
01/01/2017 to 12/31/2017	$9.79419	$9.79143	377,625
01/01/2018 to 12/31/2018	$9.79143	$9.41066	260,667
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99706	$9.94987	5,739
01/01/2018 to 12/31/2018	$9.94987	$9.48576	28,544
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99706	$9.57789	16,223
AST Capital Growth Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$7.47791	$9.13340	708,219
01/01/2010 to 12/31/2010	$9.13340	$10.08079	749,579
01/01/2011 to 12/31/2011	$10.08079	$9.57590	281,330
01/01/2012 to 12/31/2012	$9.57590	$10.60110	358,749
01/01/2013 to 12/31/2013	$10.60110	$12.66095	307,488
01/01/2014 to 12/31/2014	$12.66095	$13.18758	309,371
01/01/2015 to 12/31/2015	$13.18758	$12.90656	223,785
01/01/2016 to 12/31/2016	$12.90656	$13.42429	190,478
01/01/2017 to 12/31/2017	$13.42429	$15.40780	227,152
01/01/2018 to 12/31/2018	$15.40780	$14.06462	88,137
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99779	$11.56161	0
01/01/2014 to 12/31/2014	$11.56161	$12.78708	109
01/01/2015 to 12/31/2015	$12.78708	$12.00361	60
01/01/2016 to 12/31/2016	$12.00361	$13.42687	6,961
01/01/2017 to 12/31/2017	$13.42687	$15.47778	4,467
01/01/2018 to 12/31/2018	$15.47778	$14.34747	2,554
AST Cohen & Steers Realty Portfolio
05/01/2009 to 12/31/2009	$6.67724	$10.03793	39,209
01/01/2010 to 12/31/2010	$10.03793	$12.57604	51,647
01/01/2011 to 12/31/2011	$12.57604	$13.05025	12,690
01/01/2012 to 12/31/2012	$13.05025	$14.65360	15,675
01/01/2013 to 12/31/2013	$14.65360	$14.71225	10,375
01/01/2014 to 12/31/2014	$14.71225	$18.75029	11,401
01/01/2015 to 12/31/2015	$18.75029	$19.13773	10,065
01/01/2016 to 12/31/2016	$19.13773	$19.52915	6,021
01/01/2017 to 12/31/2017	$19.52915	$20.20052	5,250
01/01/2018 to 12/31/2018	$20.20052	$18.72723	2,722
AST Fidelity Institutional AM® Quantitative Portfolio
formerly,AST FI Pyramis® Quantitative Portfolio
05/01/2009 to 12/31/2009	$6.97178	$8.52775	137,785
01/01/2010 to 12/31/2010	$8.52775	$9.49433	188,595
01/01/2011 to 12/31/2011	$9.49433	$9.10412	91,985
01/01/2012 to 12/31/2012	$9.10412	$9.80498	102,678
01/01/2013 to 12/31/2013	$9.80498	$10.95414	41,823
01/01/2014 to 12/31/2014	$10.95414	$10.99993	53,089
01/01/2015 to 12/31/2015	$10.99993	$10.81453	34,729
01/01/2016 to 12/31/2016	$10.81453	$10.97648	18,268
01/01/2017 to 12/31/2017	$10.97648	$12.44675	22,075
01/01/2018 to 12/31/2018	$12.44675	$11.17679	7,963

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Global Real Estate Portfolio
05/01/2009 to 12/31/2009	$5.68478	$8.00312	45,530
01/01/2010 to 12/31/2010	$8.00312	$9.36504	52,578
01/01/2011 to 12/31/2011	$9.36504	$8.65780	13,704
01/01/2012 to 12/31/2012	$8.65780	$10.68709	16,463
01/01/2013 to 12/31/2013	$10.68709	$10.85615	8,942
01/01/2014 to 12/31/2014	$10.85615	$12.04000	10,387
01/01/2015 to 12/31/2015	$12.04000	$11.71043	7,446
01/01/2016 to 12/31/2016	$11.71043	$11.50305	2,198
01/01/2017 to 12/31/2017	$11.50305	$12.41820	2,063
01/01/2018 to 12/31/2018	$12.41820	$11.51801	353
AST Goldman Sachs Large-Cap Value Portfolio
05/01/2009 to 12/31/2009	$6.63575	$7.96720	6,997
01/01/2010 to 12/31/2010	$7.96720	$8.75569	13,269
01/01/2011 to 12/31/2011	$8.75569	$8.05360	4,169
01/01/2012 to 12/31/2012	$8.05360	$9.38170	4,513
01/01/2013 to 12/31/2013	$9.38170	$12.19671	2,530
01/01/2014 to 12/31/2014	$12.19671	$13.43280	6,298
01/01/2015 to 12/31/2015	$13.43280	$12.47249	10,989
01/01/2016 to 12/31/2016	$12.47249	$13.54419	7,181
01/01/2017 to 12/31/2017	$13.54419	$14.47156	5,500
01/01/2018 to 12/31/2018	$14.47156	$12.88470	2,231
AST Goldman Sachs Mid-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$8.32384	$11.11365	17,908
01/01/2010 to 12/31/2010	$11.11365	$12.96425	39,965
01/01/2011 to 12/31/2011	$12.96425	$12.24544	10,818
01/01/2012 to 12/31/2012	$12.24544	$14.25851	13,842
01/01/2013 to 12/31/2013	$14.25851	$18.34920	17,574
01/01/2014 to 12/31/2014	$18.34920	$19.92208	17,554
01/01/2015 to 12/31/2015	$19.92208	$18.29144	14,778
01/01/2016 to 12/31/2016	$18.29144	$18.10069	12,109
01/01/2017 to 12/31/2017	$18.10069	$22.39656	7,815
01/01/2018 to 12/31/2018	$22.39656	$20.85164	6,184
AST Goldman Sachs Multi-Asset Portfolio
05/01/2009 to 12/31/2009	$7.63959	$9.00197	91,733
01/01/2010 to 12/31/2010	$9.00197	$9.77984	111,962
01/01/2011 to 12/31/2011	$9.77984	$9.47291	37,760
01/01/2012 to 12/31/2012	$9.47291	$10.15559	41,636
01/01/2013 to 12/31/2013	$10.15559	$10.85741	29,512
01/01/2014 to 12/31/2014	$10.85741	$10.99681	19,617
01/01/2015 to 12/31/2015	$10.99681	$10.60805	15,694
01/01/2016 to 12/31/2016	$10.60805	$10.87050	4,240
01/01/2017 to 12/31/2017	$10.87050	$11.88329	4,803
01/01/2018 to 12/31/2018	$11.88329	$10.75022	2,047
AST Goldman Sachs Small-Cap Value Portfolio
05/01/2009 to 12/31/2009	$7.62162	$9.73159	7,376
01/01/2010 to 12/31/2010	$9.73159	$12.00975	32,918
01/01/2011 to 12/31/2011	$12.00975	$11.84432	10,130
01/01/2012 to 12/31/2012	$11.84432	$13.33909	12,406
01/01/2013 to 12/31/2013	$13.33909	$18.02596	9,636
01/01/2014 to 12/31/2014	$18.02596	$18.81140	8,718
01/01/2015 to 12/31/2015	$18.81140	$17.30670	5,653
01/01/2016 to 12/31/2016	$17.30670	$20.94566	4,784
01/01/2017 to 12/31/2017	$20.94566	$22.87762	5,637
01/01/2018 to 12/31/2018	$22.87762	$19.13594	6,248

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Government Money Market Portfolio
05/01/2009 to 12/31/2009	$10.31914	$10.14193	186,292
01/01/2010 to 12/31/2010	$10.14193	$9.87566	56,299
01/01/2011 to 12/31/2011	$9.87566	$9.61656	49,295
01/01/2012 to 12/31/2012	$9.61656	$9.36198	40,412
01/01/2013 to 12/31/2013	$9.36198	$9.11388	11,715
01/01/2014 to 12/31/2014	$9.11388	$8.87231	8,866
01/01/2015 to 12/31/2015	$8.87231	$8.63713	3,453
01/01/2016 to 12/31/2016	$8.63713	$8.40890	1,448
01/01/2017 to 12/31/2017	$8.40890	$8.21443	1,342
01/01/2018 to 12/31/2018	$8.21443	$8.09956	1,049
AST High Yield Portfolio
05/01/2009 to 12/31/2009	$8.05163	$10.02053	34,468
01/01/2010 to 12/31/2010	$10.02053	$11.07190	56,851
01/01/2011 to 12/31/2011	$11.07190	$11.12104	18,231
01/01/2012 to 12/31/2012	$11.12104	$12.32797	31,773
01/01/2013 to 12/31/2013	$12.32797	$12.86318	11,852
01/01/2014 to 12/31/2014	$12.86318	$12.84256	18,616
01/01/2015 to 12/31/2015	$12.84256	$12.05668	10,600
01/01/2016 to 12/31/2016	$12.05668	$13.54509	7,515
01/01/2017 to 12/31/2017	$13.54509	$14.17238	9,328
01/01/2018 to 12/31/2018	$14.17238	$13.52072	5,117
AST Hotchkis & Wiley Large-Cap Value Portfolio
05/01/2009 to 12/31/2009	$5.98994	$7.54954	12,659
01/01/2010 to 12/31/2010	$7.54954	$8.31669	4,760
01/01/2011 to 12/31/2011	$8.31669	$7.75798	3,241
01/01/2012 to 12/31/2012	$7.75798	$8.82726	12,829
01/01/2013 to 12/31/2013	$8.82726	$12.01890	34,651
01/01/2014 to 12/31/2014	$12.01890	$13.30894	26,370
01/01/2015 to 12/31/2015	$13.30894	$11.94096	11,313
01/01/2016 to 12/31/2016	$11.94096	$13.93711	3,272
01/01/2017 to 12/31/2017	$13.93711	$16.17314	4,542
01/01/2018 to 12/31/2018	$16.17314	$13.51420	5,360
AST International Growth Portfolio
05/01/2009 to 12/31/2009	$7.47915	$9.74679	27,547
01/01/2010 to 12/31/2010	$9.74679	$10.86433	42,682
01/01/2011 to 12/31/2011	$10.86433	$9.20971	14,523
01/01/2012 to 12/31/2012	$9.20971	$10.79114	13,807
01/01/2013 to 12/31/2013	$10.79114	$12.50726	28,143
01/01/2014 to 12/31/2014	$12.50726	$11.50304	24,466
01/01/2015 to 12/31/2015	$11.50304	$11.55074	5,355
01/01/2016 to 12/31/2016	$11.55074	$10.82055	3,691
01/01/2017 to 12/31/2017	$10.82055	$14.26668	4,450
01/01/2018 to 12/31/2018	$14.26668	$12.03521	2,354
AST International Value Portfolio
05/01/2009 to 12/31/2009	$8.11038	$10.46155	44,606
01/01/2010 to 12/31/2010	$10.46155	$11.31318	49,149
01/01/2011 to 12/31/2011	$11.31318	$9.63147	11,615
01/01/2012 to 12/31/2012	$9.63147	$10.93943	25,404
01/01/2013 to 12/31/2013	$10.93943	$12.72279	12,457
01/01/2014 to 12/31/2014	$12.72279	$11.55530	6,767
01/01/2015 to 12/31/2015	$11.55530	$11.34104	7,158
01/01/2016 to 12/31/2016	$11.34104	$11.10522	3,877
01/01/2017 to 12/31/2017	$11.10522	$13.27831	4,072
01/01/2018 to 12/31/2018	$13.27831	$10.83881	1,306

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan Global Thematic Portfolio
05/01/2009 to 12/31/2009	$6.96743	$8.46513	147,100
01/01/2010 to 12/31/2010	$8.46513	$9.37955	204,130
01/01/2011 to 12/31/2011	$9.37955	$9.07934	79,044
01/01/2012 to 12/31/2012	$9.07934	$10.03896	86,248
01/01/2013 to 12/31/2013	$10.03896	$11.36421	52,088
01/01/2014 to 12/31/2014	$11.36421	$11.76723	71,138
01/01/2015 to 12/31/2015	$11.76723	$11.33538	46,627
01/01/2016 to 12/31/2016	$11.33538	$11.61143	25,632
01/01/2017 to 12/31/2017	$11.61143	$13.22136	21,926
01/01/2018 to 12/31/2018	$13.22136	$11.92035	7,024
AST J.P. Morgan International Equity Portfolio
05/01/2009 to 12/31/2009	$7.59822	$10.15489	9,545
01/01/2010 to 12/31/2010	$10.15489	$10.59475	37,715
01/01/2011 to 12/31/2011	$10.59475	$9.37053	12,895
01/01/2012 to 12/31/2012	$9.37053	$11.12040	15,160
01/01/2013 to 12/31/2013	$11.12040	$12.48870	9,996
01/01/2014 to 12/31/2014	$12.48870	$11.38377	11,150
01/01/2015 to 12/31/2015	$11.38377	$10.77225	5,676
01/01/2016 to 12/31/2016	$10.77225	$10.69008	2,859
01/01/2017 to 12/31/2017	$10.69008	$13.49167	2,811
01/01/2018 to 12/31/2018	$13.49167	$10.83795	7,602
AST J.P. Morgan Strategic Opportunities Portfolio
05/01/2009 to 12/31/2009	$9.34618	$10.77493	81,132
01/01/2010 to 12/31/2010	$10.77493	$11.25727	55,706
01/01/2011 to 12/31/2011	$11.25727	$10.98501	32,627
01/01/2012 to 12/31/2012	$10.98501	$11.83978	45,485
01/01/2013 to 12/31/2013	$11.83978	$12.79771	26,599
01/01/2014 to 12/31/2014	$12.79771	$13.13745	28,919
01/01/2015 to 12/31/2015	$13.13745	$12.76605	20,294
01/01/2016 to 12/31/2016	$12.76605	$12.90558	17,992
01/01/2017 to 12/31/2017	$12.90558	$14.09020	10,757
01/01/2018 to 12/31/2018	$14.09020	$13.01165	3,350
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08318	$10.27678	0
01/01/2010 to 12/31/2010	$10.27678	$11.13674	5,980
01/01/2011 to 12/31/2011	$11.13674	$10.91390	1,722
01/01/2012 to 12/31/2012	$10.91390	$12.23773	2,198
01/01/2013 to 12/31/2013	$12.23773	$16.26131	777
01/01/2014 to 12/31/2014	$16.26131	$17.33496	3,190
01/01/2015 to 12/31/2015	$17.33496	$18.67019	2,334
01/01/2016 to 12/31/2016	$18.67019	$17.91035	838
01/01/2017 to 12/31/2017	$17.91035	$23.68491	2,053
01/01/2018 to 12/31/2018	$23.68491	$22.68224	637
AST Loomis Sayles Large-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$6.91472	$8.75100	37,494
01/01/2010 to 12/31/2010	$8.75100	$10.20198	63,578
01/01/2011 to 12/31/2011	$10.20198	$9.84132	22,561
01/01/2012 to 12/31/2012	$9.84132	$10.75523	21,520
01/01/2013 to 12/31/2013	$10.75523	$14.30364	4,048
01/01/2014 to 12/31/2014	$14.30364	$15.39934	11,540
01/01/2015 to 12/31/2015	$15.39934	$16.50120	7,022
01/01/2016 to 12/31/2016	$16.50120	$16.96076	6,056
01/01/2017 to 12/31/2017	$16.96076	$21.96017	6,166
01/01/2018 to 12/31/2018	$21.96017	$20.80046	2,911

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Global Equity Portfolio
05/01/2009 to 12/31/2009	$8.33372	$11.01460	6,858
01/01/2010 to 12/31/2010	$11.01460	$12.01462	12,938
01/01/2011 to 12/31/2011	$12.01462	$11.33026	5,269
01/01/2012 to 12/31/2012	$11.33026	$13.57495	3,362
01/01/2013 to 12/31/2013	$13.57495	$16.86726	2,723
01/01/2014 to 12/31/2014	$16.86726	$17.01638	2,686
01/01/2015 to 12/31/2015	$17.01638	$16.32267	7,087
01/01/2016 to 12/31/2016	$16.32267	$17.02128	4,698
01/01/2017 to 12/31/2017	$17.02128	$20.52220	4,191
01/01/2018 to 12/31/2018	$20.52220	$18.06696	3,182
AST MFS Growth Portfolio
05/01/2009 to 12/31/2009	$7.93422	$9.57631	7,736
01/01/2010 to 12/31/2010	$9.57631	$10.51457	8,723
01/01/2011 to 12/31/2011	$10.51457	$10.17560	3,745
01/01/2012 to 12/31/2012	$10.17560	$11.59783	12,102
01/01/2013 to 12/31/2013	$11.59783	$15.43518	16,542
01/01/2014 to 12/31/2014	$15.43518	$16.33491	14,230
01/01/2015 to 12/31/2015	$16.33491	$17.05167	2,029
01/01/2016 to 12/31/2016	$17.05167	$16.91817	934
01/01/2017 to 12/31/2017	$16.91817	$21.52919	1,385
01/01/2018 to 12/31/2018	$21.52919	$21.40599	375
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99780	$10.15815	0
01/01/2013 to 12/31/2013	$10.15815	$13.30115	0
01/01/2014 to 12/31/2014	$13.30115	$14.27186	0
01/01/2015 to 12/31/2015	$14.27186	$13.79315	7,799
01/01/2016 to 12/31/2016	$13.79315	$15.23403	6,154
01/01/2017 to 12/31/2017	$15.23403	$17.40332	3,319
01/01/2018 to 12/31/2018	$17.40332	$15.22009	151
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
05/01/2009 to 12/31/2009	$6.66946	$8.99449	13,800
01/01/2010 to 12/31/2010	$8.99449	$10.80842	36,557
01/01/2011 to 12/31/2011	$10.80842	$10.26100	11,055
01/01/2012 to 12/31/2012	$10.26100	$11.69951	14,944
01/01/2013 to 12/31/2013	$11.69951	$16.17424	7,481
01/01/2014 to 12/31/2014	$16.17424	$17.98951	9,475
01/01/2015 to 12/31/2015	$17.98951	$16.52548	4,991
01/01/2016 to 12/31/2016	$16.52548	$19.02161	3,171
01/01/2017 to 12/31/2017	$19.02161	$21.07256	2,861
01/01/2018 to 12/31/2018	$21.07256	$17.13819	3,683
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99780	$10.25246	10,230
01/01/2013 to 12/31/2013	$10.25246	$11.86864	7,334
01/01/2014 to 12/31/2014	$11.86864	$12.14784	7,401
01/01/2015 to 12/31/2015	$12.14784	$11.67915	5,389
01/01/2016 to 12/31/2016	$11.67915	$11.86182	4,205
01/01/2017 to 12/31/2017	$11.86182	$13.45301	5,197
01/01/2018 to 12/31/2018	$13.45301	$12.01091	2,305

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Parametric Emerging Markets Equity Portfolio
05/01/2009 to 12/31/2009	$6.13568	$8.99348	15,797
01/01/2010 to 12/31/2010	$8.99348	$10.70514	34,990
01/01/2011 to 12/31/2011	$10.70514	$8.30910	11,571
01/01/2012 to 12/31/2012	$8.30910	$9.53876	15,406
01/01/2013 to 12/31/2013	$9.53876	$9.30664	3,091
01/01/2014 to 12/31/2014	$9.30664	$8.63575	8,003
01/01/2015 to 12/31/2015	$8.63575	$7.00055	8,802
01/01/2016 to 12/31/2016	$7.00055	$7.65794	3,957
01/01/2017 to 12/31/2017	$7.65794	$9.42210	3,474
01/01/2018 to 12/31/2018	$9.42210	$7.88276	7,523
AST Preservation Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$8.85637	$10.21746	159,770
01/01/2010 to 12/31/2010	$10.21746	$10.99832	172,519
01/01/2011 to 12/31/2011	$10.99832	$10.81406	76,467
01/01/2012 to 12/31/2012	$10.81406	$11.61910	85,882
01/01/2013 to 12/31/2013	$11.61910	$12.35322	28,140
01/01/2014 to 12/31/2014	$12.35322	$12.72038	44,324
01/01/2015 to 12/31/2015	$12.72038	$12.40101	24,783
01/01/2016 to 12/31/2016	$12.40101	$12.74020	15,124
01/01/2017 to 12/31/2017	$12.74020	$13.65999	18,272
01/01/2018 to 12/31/2018	$13.65999	$12.91841	6,777
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01771	$10.05292	0
01/01/2012 to 12/31/2012	$10.05292	$10.48178	623
01/01/2013 to 12/31/2013	$10.48178	$9.96795	925
01/01/2014 to 12/31/2014	$9.96795	$10.29191	2,813
01/01/2015 to 12/31/2015	$10.29191	$9.99230	2,701
01/01/2016 to 12/31/2016	$9.99230	$10.13767	4,190
01/01/2017 to 12/31/2017	$10.13767	$10.42943	4,138
01/01/2018 to 12/31/2018	$10.42943	$10.06905	1,392
AST Prudential Growth Allocation Portfolio
05/01/2009 to 12/31/2009	$6.58223	$7.98180	350,219
01/01/2010 to 12/31/2010	$7.98180	$9.24834	333,228
01/01/2011 to 12/31/2011	$9.24834	$8.44414	126,388
01/01/2012 to 12/31/2012	$8.44414	$9.28208	162,969
01/01/2013 to 12/31/2013	$9.28208	$10.57462	77,591
01/01/2014 to 12/31/2014	$10.57462	$11.24123	76,565
01/01/2015 to 12/31/2015	$11.24123	$10.87624	94,663
01/01/2016 to 12/31/2016	$10.87624	$11.65761	51,733
01/01/2017 to 12/31/2017	$11.65761	$13.17643	85,245
01/01/2018 to 12/31/2018	$13.17643	$11.85114	18,712
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99779	$11.59582	0
01/01/2014 to 12/31/2014	$11.59582	$13.00911	0
01/01/2015 to 12/31/2015	$13.00911	$12.85986	0
01/01/2016 to 12/31/2016	$12.85986	$13.87907	783
01/01/2017 to 12/31/2017	$13.87907	$16.40574	694
01/01/2018 to 12/31/2018	$16.40574	$14.82650	694

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST QMA US Equity Alpha Portfolio
05/01/2009 to 12/31/2009	$6.27909	$7.94826	440
01/01/2010 to 12/31/2010	$7.94826	$8.90228	3,799
01/01/2011 to 12/31/2011	$8.90228	$8.96646	1,298
01/01/2012 to 12/31/2012	$8.96646	$10.36979	2,513
01/01/2013 to 12/31/2013	$10.36979	$13.36883	1,248
01/01/2014 to 12/31/2014	$13.36883	$15.25490	2,992
01/01/2015 to 12/31/2015	$15.25490	$15.30800	2,014
01/01/2016 to 12/31/2016	$15.30800	$17.11590	912
01/01/2017 to 12/31/2017	$17.11590	$20.37152	674
01/01/2018 to 12/31/2018	$20.37152	$18.19932	206
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99779	$8.83900	0
01/01/2012 to 12/31/2012	$8.83900	$9.73657	0
01/01/2013 to 12/31/2013	$9.73657	$11.60165	0
01/01/2014 to 12/31/2014	$11.60165	$12.02837	0
01/01/2015 to 12/31/2015	$12.02837	$11.72728	0
01/01/2016 to 12/31/2016	$11.72728	$12.13909	0
01/01/2017 to 12/31/2017	$12.13909	$13.96800	0
01/01/2018 to 12/31/2018	$13.96800	$12.70828	0
AST RCM World Trends Portfolio
05/01/2009 to 12/31/2009	$7.17191	$8.49370	138,328
01/01/2010 to 12/31/2010	$8.49370	$9.25415	113,621
01/01/2011 to 12/31/2011	$9.25415	$8.84571	45,096
01/01/2012 to 12/31/2012	$8.84571	$9.49637	48,074
01/01/2013 to 12/31/2013	$9.49637	$10.39472	22,804
01/01/2014 to 12/31/2014	$10.39472	$10.63926	35,167
01/01/2015 to 12/31/2015	$10.63926	$10.34018	20,596
01/01/2016 to 12/31/2016	$10.34018	$10.55147	15,543
01/01/2017 to 12/31/2017	$10.55147	$11.94013	16,202
01/01/2018 to 12/31/2018	$11.94013	$10.70343	6,295
AST Small-Cap Growth Opportunities Portfolio
05/01/2009 to 12/31/2009	$7.01434	$9.08857	19,394
01/01/2010 to 12/31/2010	$9.08857	$11.72754	35,005
01/01/2011 to 12/31/2011	$11.72754	$9.92006	19,569
01/01/2012 to 12/31/2012	$9.92006	$11.59520	17,162
01/01/2013 to 12/31/2013	$11.59520	$15.89484	14,881
01/01/2014 to 12/31/2014	$15.89484	$16.23810	15,001
01/01/2015 to 12/31/2015	$16.23810	$16.01880	5,061
01/01/2016 to 12/31/2016	$16.01880	$16.79606	2,415
01/01/2017 to 12/31/2017	$16.79606	$20.88035	1,601
01/01/2018 to 12/31/2018	$20.88035	$18.11988	409
AST Small-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$7.46346	$9.75581	4,989
01/01/2010 to 12/31/2010	$9.75581	$12.95635	8,672
01/01/2011 to 12/31/2011	$12.95635	$12.49008	3,795
01/01/2012 to 12/31/2012	$12.49008	$13.63906	9,240
01/01/2013 to 12/31/2013	$13.63906	$17.94803	10,329
01/01/2014 to 12/31/2014	$17.94803	$18.13954	9,004
01/01/2015 to 12/31/2015	$18.13954	$17.79751	6,659
01/01/2016 to 12/31/2016	$17.79751	$19.41953	5,436
01/01/2017 to 12/31/2017	$19.41953	$23.42807	3,755
01/01/2018 to 12/31/2018	$23.42807	$20.88714	5,088

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Value Portfolio
05/01/2009 to 12/31/2009	$7.42089	$9.58927	57,584
01/01/2010 to 12/31/2010	$9.58927	$11.76195	57,699
01/01/2011 to 12/31/2011	$11.76195	$10.76637	18,951
01/01/2012 to 12/31/2012	$10.76637	$12.38397	25,564
01/01/2013 to 12/31/2013	$12.38397	$16.56507	26,533
01/01/2014 to 12/31/2014	$16.56507	$16.97573	21,303
01/01/2015 to 12/31/2015	$16.97573	$15.81362	9,112
01/01/2016 to 12/31/2016	$15.81362	$19.89168	6,621
01/01/2017 to 12/31/2017	$19.89168	$20.78882	4,728
01/01/2018 to 12/31/2018	$20.78882	$16.77946	2,542
AST T. Rowe Price Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$8.41368	$10.13977	110,706
01/01/2010 to 12/31/2010	$10.13977	$11.00983	148,995
01/01/2011 to 12/31/2011	$11.00983	$10.93119	63,515
01/01/2012 to 12/31/2012	$10.93119	$12.07721	75,183
01/01/2013 to 12/31/2013	$12.07721	$13.73628	37,483
01/01/2014 to 12/31/2014	$13.73628	$14.15850	60,719
01/01/2015 to 12/31/2015	$14.15850	$13.78912	52,048
01/01/2016 to 12/31/2016	$13.78912	$14.43737	21,444
01/01/2017 to 12/31/2017	$14.43737	$16.22147	26,356
01/01/2018 to 12/31/2018	$16.22147	$14.94814	3,863
AST T. Rowe Price Large-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$8.57146	$11.25044	13,227
01/01/2010 to 12/31/2010	$11.25044	$12.68409	16,377
01/01/2011 to 12/31/2011	$12.68409	$12.13926	5,215
01/01/2012 to 12/31/2012	$12.13926	$13.89483	7,212
01/01/2013 to 12/31/2013	$13.89483	$19.48226	20,350
01/01/2014 to 12/31/2014	$19.48226	$20.54887	17,245
01/01/2015 to 12/31/2015	$20.54887	$21.92147	13,928
01/01/2016 to 12/31/2016	$21.92147	$21.91782	6,911
01/01/2017 to 12/31/2017	$21.91782	$29.42329	6,189
01/01/2018 to 12/31/2018	$29.42329	$29.74669	7,217
AST T. Rowe Price Large-Cap Value Portfolio
05/01/2009 to 12/31/2009	$6.92540	$8.71389	23,375
01/01/2010 to 12/31/2010	$8.71389	$9.53865	49,989
01/01/2011 to 12/31/2011	$9.53865	$9.24057	18,206
01/01/2012 to 12/31/2012	$9.24057	$10.20079	15,220
01/01/2013 to 12/31/2013	$10.20079	$13.36948	1,249
01/01/2014 to 12/31/2014	$13.36948	$13.21798	881
01/01/2015 to 12/31/2015	$13.21798	$12.08727	1,539
01/01/2016 to 12/31/2016	$12.08727	$12.48882	249
01/01/2017 to 12/31/2017	$12.48882	$14.17145	358
01/01/2018 to 12/31/2018	$14.17145	$12.45435	7,482
AST T. Rowe Price Natural Resources Portfolio
05/01/2009 to 12/31/2009	$9.55779	$12.71188	61,248
01/01/2010 to 12/31/2010	$12.71188	$14.90652	92,333
01/01/2011 to 12/31/2011	$14.90652	$12.34701	29,413
01/01/2012 to 12/31/2012	$12.34701	$12.45393	34,645
01/01/2013 to 12/31/2013	$12.45393	$13.98862	20,962
01/01/2014 to 12/31/2014	$13.98862	$12.47908	20,951
01/01/2015 to 12/31/2015	$12.47908	$9.80926	13,030
01/01/2016 to 12/31/2016	$9.80926	$11.90065	11,545
01/01/2017 to 12/31/2017	$11.90065	$12.78034	12,554
01/01/2018 to 12/31/2018	$12.78034	$10.36795	6,930

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Templeton Global Bond Portfolio
05/01/2009 to 12/31/2009	$9.71389	$10.72580	31,524
01/01/2010 to 12/31/2010	$10.72580	$11.04139	39,047
01/01/2011 to 12/31/2011	$11.04139	$11.19265	17,715
01/01/2012 to 12/31/2012	$11.19265	$11.46495	17,456
01/01/2013 to 12/31/2013	$11.46495	$10.74223	6,107
01/01/2014 to 12/31/2014	$10.74223	$10.51570	6,879
01/01/2015 to 12/31/2015	$10.51570	$9.76424	3,304
01/01/2016 to 12/31/2016	$9.76424	$9.92035	1,920
01/01/2017 to 12/31/2017	$9.92035	$9.85528	3,730
01/01/2018 to 12/31/2018	$9.85528	$9.78455	1,059
AST WEDGE Capital Mid-Cap Value Portfolio
05/01/2009 to 12/31/2009	$7.04702	$9.30030	8,401
01/01/2010 to 12/31/2010	$9.30030	$11.19159	30,309
01/01/2011 to 12/31/2011	$11.19159	$10.51941	11,640
01/01/2012 to 12/31/2012	$10.51941	$12.12549	14,025
01/01/2013 to 12/31/2013	$12.12549	$15.63078	20,604
01/01/2014 to 12/31/2014	$15.63078	$17.49445	17,595
01/01/2015 to 12/31/2015	$17.49445	$15.90529	2,372
01/01/2016 to 12/31/2016	$15.90529	$17.65210	1,863
01/01/2017 to 12/31/2017	$17.65210	$20.37024	1,999
01/01/2018 to 12/31/2018	$20.37024	$16.55057	529
AST Wellington Management Hedged Equity Portfolio
05/01/2009 to 12/31/2009	$6.66553	$8.42174	36,911
01/01/2010 to 12/31/2010	$8.42174	$9.39871	54,929
01/01/2011 to 12/31/2011	$9.39871	$8.83383	15,323
01/01/2012 to 12/31/2012	$8.83383	$9.54601	21,695
01/01/2013 to 12/31/2013	$9.54601	$11.19851	19,797
01/01/2014 to 12/31/2014	$11.19851	$11.50181	22,610
01/01/2015 to 12/31/2015	$11.50181	$11.12617	44,847
01/01/2016 to 12/31/2016	$11.12617	$11.53879	25,137
01/01/2017 to 12/31/2017	$11.53879	$12.76096	13,915
01/01/2018 to 12/31/2018	$12.76096	$11.80014	4,502
AST Western Asset Core Plus Bond Portfolio
05/01/2009 to 12/31/2009	$9.31803	$9.99485	50,536
01/01/2010 to 12/31/2010	$9.99485	$10.48873	80,747
01/01/2011 to 12/31/2011	$10.48873	$10.82644	33,098
01/01/2012 to 12/31/2012	$10.82644	$11.36669	41,891
01/01/2013 to 12/31/2013	$11.36669	$10.90030	64,111
01/01/2014 to 12/31/2014	$10.90030	$11.37520	62,478
01/01/2015 to 12/31/2015	$11.37520	$11.21067	33,189
01/01/2016 to 12/31/2016	$11.21067	$11.47629	21,828
01/01/2017 to 12/31/2017	$11.47629	$11.87776	19,379
01/01/2018 to 12/31/2018	$11.87776	$11.29955	27,945
Invesco V.I. Diversified Dividend Fund - Series I
04/29/2011* to 12/31/2011	$9.99269	$9.05901	392
01/01/2012 to 12/31/2012	$9.05901	$10.46967	544
01/01/2013 to 12/31/2013	$10.46967	$13.35563	311
01/01/2014 to 12/31/2014	$13.35563	$14.66956	2,501
01/01/2015 to 12/31/2015	$14.66956	$14.57590	1,134
01/01/2016 to 12/31/2016	$14.57590	$16.29288	869
01/01/2017 to 12/31/2017	$16.29288	$17.22246	661
01/01/2018 to 12/31/2018	$17.22246	$15.49370	56

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Health Care Fund - Series I
formerly,Invesco V.I. Global Health Care Fund - Series I
05/01/2009 to 12/31/2009	$8.35820	$10.66998	1,728
01/01/2010 to 12/31/2010	$10.66998	$10.93718	1,668
01/01/2011 to 12/31/2011	$10.93718	$11.06847	716
01/01/2012 to 12/31/2012	$11.06847	$13.02623	948
01/01/2013 to 12/31/2013	$13.02623	$17.82249	634
01/01/2014 to 12/31/2014	$17.82249	$20.76303	1,245
01/01/2015 to 12/31/2015	$20.76303	$20.85203	590
01/01/2016 to 12/31/2016	$20.85203	$17.97399	434
01/01/2017 to 12/31/2017	$17.97399	$20.26855	170
01/01/2018 to 12/31/2018	$20.26855	$19.90675	70
Invesco V.I. Mid Cap Growth Portfolio, Series I
04/27/2012* to 12/31/2012	$10.04964	$9.69828	1,134
01/01/2013 to 12/31/2013	$9.69828	$12.93620	91
01/01/2014 to 12/31/2014	$12.93620	$13.60549	224
01/01/2015 to 12/31/2015	$13.60549	$13.40463	152
01/01/2016 to 12/31/2016	$13.40463	$13.14890	139
01/01/2017 to 12/31/2017	$13.14890	$15.68083	163
01/01/2018 to 12/31/2018	$15.68083	$14.41070	46
Invesco V.I. Technology Fund - Series I
05/01/2009 to 12/31/2009	$7.51436	$9.92411	0
01/01/2010 to 12/31/2010	$9.92411	$11.71979	0
01/01/2011 to 12/31/2011	$11.71979	$10.83310	0
01/01/2012 to 12/31/2012	$10.83310	$11.73485	0
01/01/2013 to 12/31/2013	$11.73485	$14.29647	0
01/01/2014 to 12/31/2014	$14.29647	$15.45581	0
01/01/2015 to 12/31/2015	$15.45581	$16.07162	0
01/01/2016 to 12/31/2016	$16.07162	$15.52857	0
01/01/2017 to 12/31/2017	$15.52857	$20.43005	0
01/01/2018 to 12/31/2018	$20.43005	$19.79516	0
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.12618	$9.68937	171
01/01/2017 to 12/31/2017	$9.68937	$13.31024	99
01/01/2018 to 12/31/2018	$13.31024	$10.66105	63
ProFund VP Asia 30
05/01/2009 to 12/31/2009	$11.40076	$15.59572	0
01/01/2010 to 12/31/2010	$15.59572	$17.29428	0
01/01/2011 to 12/31/2011	$17.29428	$12.29119	0
01/01/2012 to 12/31/2012	$12.29119	$13.81637	0
01/01/2013 to 12/31/2013	$13.81637	$15.46404	0
01/01/2014 to 12/31/2014	$15.46404	$14.81798	0
01/01/2015 to 12/31/2015	$14.81798	$13.07202	0
01/01/2016 to 12/31/2016	$13.07202	$12.80804	0
01/01/2017 to 12/31/2017	$12.80804	$16.56972	0
01/01/2018 to 12/31/2018	$16.56972	$13.12879	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Banks
05/01/2009 to 12/31/2009	$3.04222	$3.88032	0
01/01/2010 to 12/31/2010	$3.88032	$4.09238	0
01/01/2011 to 12/31/2011	$4.09238	$2.91824	0
01/01/2012 to 12/31/2012	$2.91824	$3.78970	0
01/01/2013 to 12/31/2013	$3.78970	$4.92360	0
01/01/2014 to 12/31/2014	$4.92360	$5.29044	0
01/01/2015 to 12/31/2015	$5.29044	$5.12799	0
01/01/2016 to 12/31/2016	$5.12799	$6.15215	0
01/01/2017 to 12/31/2017	$6.15215	$7.06297	0
01/01/2018 to 12/31/2018	$7.06297	$5.64432	0
ProFund VP Basic Materials
05/01/2009 to 12/31/2009	$7.24460	$10.16158	12,634
01/01/2010 to 12/31/2010	$10.16158	$12.83016	8,573
01/01/2011 to 12/31/2011	$12.83016	$10.47311	2,409
01/01/2012 to 12/31/2012	$10.47311	$11.06006	3,899
01/01/2013 to 12/31/2013	$11.06006	$12.75162	3,745
01/01/2014 to 12/31/2014	$12.75162	$12.62291	3,075
01/01/2015 to 12/31/2015	$12.62291	$10.57730	2,187
01/01/2016 to 12/31/2016	$10.57730	$12.20194	58
01/01/2017 to 12/31/2017	$12.20194	$14.60694	3
01/01/2018 to 12/31/2018	$14.60694	$11.70693	6
ProFund VP Bear
05/01/2009 to 12/31/2009	$10.99169	$8.07070	0
01/01/2010 to 12/31/2010	$8.07070	$6.45830	0
01/01/2011 to 12/31/2011	$6.45830	$5.72891	0
01/01/2012 to 12/31/2012	$5.72891	$4.65112	0
01/01/2013 to 12/31/2013	$4.65112	$3.32562	0
01/01/2014 to 12/31/2014	$3.32562	$2.77618	0
01/01/2015 to 12/31/2015	$2.77618	$2.56955	0
01/01/2016 to 12/31/2016	$2.56955	$2.17499	0
01/01/2017 to 12/31/2017	$2.17499	$1.73706	0
01/01/2018 to 12/31/2018	$1.73706	$1.75941	0
ProFund VP Biotechnology
05/01/2009 to 12/31/2009	$10.90224	$12.16165	0
01/01/2010 to 12/31/2010	$12.16165	$12.44337	0
01/01/2011 to 12/31/2011	$12.44337	$12.90906	0
01/01/2012 to 12/31/2012	$12.90906	$17.68189	0
01/01/2013 to 12/31/2013	$17.68189	$28.99117	0
01/01/2014 to 12/31/2014	$28.99117	$36.61348	0
01/01/2015 to 12/31/2015	$36.61348	$36.81954	0
01/01/2016 to 12/31/2016	$36.81954	$30.29782	0
01/01/2017 to 12/31/2017	$30.29782	$36.14675	0
01/01/2018 to 12/31/2018	$36.14675	$32.80896	0
ProFund VP Bull
05/01/2009 to 12/31/2009	$6.62385	$8.31410	1,719
01/01/2010 to 12/31/2010	$8.31410	$9.11192	0
01/01/2011 to 12/31/2011	$9.11192	$8.87100	0
01/01/2012 to 12/31/2012	$8.87100	$9.83482	0
01/01/2013 to 12/31/2013	$9.83482	$12.42327	0
01/01/2014 to 12/31/2014	$12.42327	$13.48112	0
01/01/2015 to 12/31/2015	$13.48112	$13.06382	0
01/01/2016 to 12/31/2016	$13.06382	$13.94726	0
01/01/2017 to 12/31/2017	$13.94726	$16.20516	0
01/01/2018 to 12/31/2018	$16.20516	$14.80355	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Consumer Goods Portfolio
05/01/2009 to 12/31/2009	$7.57994	$9.46249	0
01/01/2010 to 12/31/2010	$9.46249	$10.81128	180
01/01/2011 to 12/31/2011	$10.81128	$11.25646	0
01/01/2012 to 12/31/2012	$11.25646	$12.14741	0
01/01/2013 to 12/31/2013	$12.14741	$15.19028	0
01/01/2014 to 12/31/2014	$15.19028	$16.30023	84
01/01/2015 to 12/31/2015	$16.30023	$16.52910	45
01/01/2016 to 12/31/2016	$16.52910	$16.66252	54
01/01/2017 to 12/31/2017	$16.66252	$18.66452	0
01/01/2018 to 12/31/2018	$18.66452	$15.47775	0
ProFund VP Consumer Services
05/01/2009 to 12/31/2009	$6.51719	$8.02702	5,204
01/01/2010 to 12/31/2010	$8.02702	$9.48580	212
01/01/2011 to 12/31/2011	$9.48580	$9.74275	0
01/01/2012 to 12/31/2012	$9.74275	$11.58005	0
01/01/2013 to 12/31/2013	$11.58005	$15.76796	0
01/01/2014 to 12/31/2014	$15.76796	$17.26297	0
01/01/2015 to 12/31/2015	$17.26297	$17.59365	0
01/01/2016 to 12/31/2016	$17.59365	$17.84564	0
01/01/2017 to 12/31/2017	$17.84564	$20.56528	0
01/01/2018 to 12/31/2018	$20.56528	$20.14043	5
ProFund VP Europe 30
05/01/2009 to 12/31/2009	$6.99175	$9.35507	0
01/01/2010 to 12/31/2010	$9.35507	$9.34720	0
01/01/2011 to 12/31/2011	$9.34720	$8.29118	0
01/01/2012 to 12/31/2012	$8.29118	$9.41041	0
01/01/2013 to 12/31/2013	$9.41041	$11.14315	0
01/01/2014 to 12/31/2014	$11.14315	$9.90971	0
01/01/2015 to 12/31/2015	$9.90971	$8.59761	0
01/01/2016 to 12/31/2016	$8.59761	$9.02399	0
01/01/2017 to 12/31/2017	$9.02399	$10.51737	0
01/01/2018 to 12/31/2018	$10.51737	$8.79059	0
ProFund VP Financials
05/01/2009 to 12/31/2009	$3.92036	$5.11801	3,519
01/01/2010 to 12/31/2010	$5.11801	$5.52707	4,649
01/01/2011 to 12/31/2011	$5.52707	$4.63648	1,408
01/01/2012 to 12/31/2012	$4.63648	$5.62952	2,549
01/01/2013 to 12/31/2013	$5.62952	$7.23833	843
01/01/2014 to 12/31/2014	$7.23833	$7.95677	765
01/01/2015 to 12/31/2015	$7.95677	$7.63014	470
01/01/2016 to 12/31/2016	$7.63014	$8.56660	437
01/01/2017 to 12/31/2017	$8.56660	$9.85744	0
01/01/2018 to 12/31/2018	$9.85744	$8.59407	0
ProFund VP Health Care
05/01/2009 to 12/31/2009	$7.49268	$9.56502	705
01/01/2010 to 12/31/2010	$9.56502	$9.57649	1,966
01/01/2011 to 12/31/2011	$9.57649	$10.26602	599
01/01/2012 to 12/31/2012	$10.26602	$11.73274	768
01/01/2013 to 12/31/2013	$11.73274	$15.96320	486
01/01/2014 to 12/31/2014	$15.96320	$19.22325	835
01/01/2015 to 12/31/2015	$19.22325	$19.65385	372
01/01/2016 to 12/31/2016	$19.65385	$18.35883	399
01/01/2017 to 12/31/2017	$18.35883	$21.61250	859
01/01/2018 to 12/31/2018	$21.61250	$21.96977	424

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Industrials
05/01/2009 to 12/31/2009	$6.63158	$8.34939	0
01/01/2010 to 12/31/2010	$8.34939	$10.05872	294
01/01/2011 to 12/31/2011	$10.05872	$9.61784	201
01/01/2012 to 12/31/2012	$9.61784	$10.84161	230
01/01/2013 to 12/31/2013	$10.84161	$14.58510	182
01/01/2014 to 12/31/2014	$14.58510	$14.99040	190
01/01/2015 to 12/31/2015	$14.99040	$14.09396	82
01/01/2016 to 12/31/2016	$14.09396	$16.12915	23
01/01/2017 to 12/31/2017	$16.12915	$19.22023	0
01/01/2018 to 12/31/2018	$19.22023	$16.31988	0
ProFund VP Internet
05/01/2009 to 12/31/2009	$9.25345	$12.50815	0
01/01/2010 to 12/31/2010	$12.50815	$16.47262	0
01/01/2011 to 12/31/2011	$16.47262	$14.92872	0
01/01/2012 to 12/31/2012	$14.92872	$17.40449	0
01/01/2013 to 12/31/2013	$17.40449	$25.70526	0
01/01/2014 to 12/31/2014	$25.70526	$25.30468	0
01/01/2015 to 12/31/2015	$25.30468	$29.64798	0
01/01/2016 to 12/31/2016	$29.64798	$30.46047	0
01/01/2017 to 12/31/2017	$30.46047	$40.34729	0
01/01/2018 to 12/31/2018	$40.34729	$41.20965	0
ProFund VP Japan
05/01/2009 to 12/31/2009	$7.08134	$7.84478	0
01/01/2010 to 12/31/2010	$7.84478	$7.13792	0
01/01/2011 to 12/31/2011	$7.13792	$5.66062	0
01/01/2012 to 12/31/2012	$5.66062	$6.77490	0
01/01/2013 to 12/31/2013	$6.77490	$9.77687	0
01/01/2014 to 12/31/2014	$9.77687	$9.82487	0
01/01/2015 to 12/31/2015	$9.82487	$10.12021	0
01/01/2016 to 12/31/2016	$10.12021	$9.89345	0
01/01/2017 to 12/31/2017	$9.89345	$11.40936	0
01/01/2018 to 12/31/2018	$11.40936	$9.81306	0
ProFund VP Large-Cap Growth
05/01/2009 to 12/31/2009	$7.01602	$8.77558	0
01/01/2010 to 12/31/2010	$8.77558	$9.66948	243
01/01/2011 to 12/31/2011	$9.66948	$9.70839	0
01/01/2012 to 12/31/2012	$9.70839	$10.65259	0
01/01/2013 to 12/31/2013	$10.65259	$13.55061	0
01/01/2014 to 12/31/2014	$13.55061	$14.89691	291
01/01/2015 to 12/31/2015	$14.89691	$15.04705	189
01/01/2016 to 12/31/2016	$15.04705	$15.38399	161
01/01/2017 to 12/31/2017	$15.38399	$18.76567	134
01/01/2018 to 12/31/2018	$18.76567	$17.92586	0
ProFund VP Large-Cap Value
05/01/2009 to 12/31/2009	$6.15930	$7.76427	0
01/01/2010 to 12/31/2010	$7.76427	$8.53333	0
01/01/2011 to 12/31/2011	$8.53333	$8.20132	0
01/01/2012 to 12/31/2012	$8.20132	$9.21468	0
01/01/2013 to 12/31/2013	$9.21468	$11.65220	0
01/01/2014 to 12/31/2014	$11.65220	$12.53158	347
01/01/2015 to 12/31/2015	$12.53158	$11.62181	246
01/01/2016 to 12/31/2016	$11.62181	$13.06061	191
01/01/2017 to 12/31/2017	$13.06061	$14.42376	176
01/01/2018 to 12/31/2018	$14.42376	$12.54736	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Mid-Cap Growth
05/01/2009 to 12/31/2009	$7.54683	$9.52628	0
01/01/2010 to 12/31/2010	$9.52628	$11.90955	504
01/01/2011 to 12/31/2011	$11.90955	$11.25901	209
01/01/2012 to 12/31/2012	$11.25901	$12.64592	508
01/01/2013 to 12/31/2013	$12.64592	$16.06886	234
01/01/2014 to 12/31/2014	$16.06886	$16.56468	412
01/01/2015 to 12/31/2015	$16.56468	$16.17135	257
01/01/2016 to 12/31/2016	$16.17135	$17.77114	71
01/01/2017 to 12/31/2017	$17.77114	$20.46882	0
01/01/2018 to 12/31/2018	$20.46882	$17.53668	0
ProFund VP Mid-Cap Value
05/01/2009 to 12/31/2009	$7.03655	$9.02401	0
01/01/2010 to 12/31/2010	$9.02401	$10.58167	0
01/01/2011 to 12/31/2011	$10.58167	$9.89740	0
01/01/2012 to 12/31/2012	$9.89740	$11.23062	200
01/01/2013 to 12/31/2013	$11.23062	$14.44910	0
01/01/2014 to 12/31/2014	$14.44910	$15.49889	0
01/01/2015 to 12/31/2015	$15.49889	$13.84722	0
01/01/2016 to 12/31/2016	$13.84722	$16.76276	0
01/01/2017 to 12/31/2017	$16.76276	$18.05104	0
01/01/2018 to 12/31/2018	$18.05104	$15.23483	0
ProFund VP NASDAQ-100
05/01/2009 to 12/31/2009	$7.93426	$10.30690	0
01/01/2010 to 12/31/2010	$10.30690	$11.86466	0
01/01/2011 to 12/31/2011	$11.86466	$11.71907	0
01/01/2012 to 12/31/2012	$11.71907	$13.25968	0
01/01/2013 to 12/31/2013	$13.25968	$17.33281	0
01/01/2014 to 12/31/2014	$17.33281	$19.74313	0
01/01/2015 to 12/31/2015	$19.74313	$20.65281	0
01/01/2016 to 12/31/2016	$20.65281	$21.16385	0
01/01/2017 to 12/31/2017	$21.16385	$26.86292	0
01/01/2018 to 12/31/2018	$26.86292	$25.65813	0
ProFund VP Oil & Gas
05/01/2009 to 12/31/2009	$9.91641	$11.44751	6,547
01/01/2010 to 12/31/2010	$11.44751	$13.12381	3,236
01/01/2011 to 12/31/2011	$13.12381	$13.06368	1,649
01/01/2012 to 12/31/2012	$13.06368	$13.08508	1,244
01/01/2013 to 12/31/2013	$13.08508	$15.80465	467
01/01/2014 to 12/31/2014	$15.80465	$13.71351	420
01/01/2015 to 12/31/2015	$13.71351	$10.22954	170
01/01/2016 to 12/31/2016	$10.22954	$12.36771	69
01/01/2017 to 12/31/2017	$12.36771	$11.65872	84
01/01/2018 to 12/31/2018	$11.65872	$9.05293	0
ProFund VP Pharmaceuticals
05/01/2009 to 12/31/2009	$7.05560	$9.17992	116
01/01/2010 to 12/31/2010	$9.17992	$8.97928	471
01/01/2011 to 12/31/2011	$8.97928	$10.15225	350
01/01/2012 to 12/31/2012	$10.15225	$11.05420	309
01/01/2013 to 12/31/2013	$11.05420	$14.16494	244
01/01/2014 to 12/31/2014	$14.16494	$16.45940	425
01/01/2015 to 12/31/2015	$16.45940	$16.73507	110
01/01/2016 to 12/31/2016	$16.73507	$15.68440	31
01/01/2017 to 12/31/2017	$15.68440	$16.85145	0
01/01/2018 to 12/31/2018	$16.85145	$15.38552	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Precious Metals
05/01/2009 to 12/31/2009	$9.77571	$13.30910	0
01/01/2010 to 12/31/2010	$13.30910	$17.22331	0
01/01/2011 to 12/31/2011	$17.22331	$13.54580	0
01/01/2012 to 12/31/2012	$13.54580	$11.26779	0
01/01/2013 to 12/31/2013	$11.26779	$6.80660	0
01/01/2014 to 12/31/2014	$6.80660	$5.04456	0
01/01/2015 to 12/31/2015	$5.04456	$3.29734	0
01/01/2016 to 12/31/2016	$3.29734	$5.00209	0
01/01/2017 to 12/31/2017	$5.00209	$5.12692	0
01/01/2018 to 12/31/2018	$5.12692	$4.31814	0
ProFund VP Real Estate
05/01/2009 to 12/31/2009	$5.54048	$8.05179	1,440
01/01/2010 to 12/31/2010	$8.05179	$9.77409	1,103
01/01/2011 to 12/31/2011	$9.77409	$9.96760	292
01/01/2012 to 12/31/2012	$9.96760	$11.36922	356
01/01/2013 to 12/31/2013	$11.36922	$11.07811	132
01/01/2014 to 12/31/2014	$11.07811	$13.48278	184
01/01/2015 to 12/31/2015	$13.48278	$13.16804	0
01/01/2016 to 12/31/2016	$13.16804	$13.55407	0
01/01/2017 to 12/31/2017	$13.55407	$14.25821	0
01/01/2018 to 12/31/2018	$14.25821	$13.08754	0
ProFund VP Rising Rates Opportunity
05/01/2009 to 12/31/2009	$6.94857	$7.00453	1,983
01/01/2010 to 12/31/2010	$7.00453	$5.72599	4,321
01/01/2011 to 12/31/2011	$5.72599	$3.48386	1,971
01/01/2012 to 12/31/2012	$3.48386	$3.15603	2,279
01/01/2013 to 12/31/2013	$3.15603	$3.57870	529
01/01/2014 to 12/31/2014	$3.57870	$2.42966	714
01/01/2015 to 12/31/2015	$2.42966	$2.32777	245
01/01/2016 to 12/31/2016	$2.32777	$2.14925	331
01/01/2017 to 12/31/2017	$2.14925	$1.84336	215
01/01/2018 to 12/31/2018	$1.84336	$1.86888	159
ProFund VP Semiconductor
05/01/2009 to 12/31/2009	$5.78187	$7.85569	0
01/01/2010 to 12/31/2010	$7.85569	$8.59647	0
01/01/2011 to 12/31/2011	$8.59647	$8.04261	0
01/01/2012 to 12/31/2012	$8.04261	$7.50255	0
01/01/2013 to 12/31/2013	$7.50255	$9.74877	0
01/01/2014 to 12/31/2014	$9.74877	$12.76759	0
01/01/2015 to 12/31/2015	$12.76759	$12.07179	0
01/01/2016 to 12/31/2016	$12.07179	$15.00934	0
01/01/2017 to 12/31/2017	$15.00934	$19.80855	0
01/01/2018 to 12/31/2018	$19.80855	$17.30775	0
ProFund VP Short Mid-Cap
05/01/2009 to 12/31/2009	$9.03459	$6.41915	0
01/01/2010 to 12/31/2010	$6.41915	$4.63389	0
01/01/2011 to 12/31/2011	$4.63389	$4.14022	0
01/01/2012 to 12/31/2012	$4.14022	$3.26642	0
01/01/2013 to 12/31/2013	$3.26642	$2.29905	0
01/01/2014 to 12/31/2014	$2.29905	$1.95970	0
01/01/2015 to 12/31/2015	$1.95970	$1.87524	0
01/01/2016 to 12/31/2016	$1.87524	$1.45706	0
01/01/2017 to 12/31/2017	$1.45706	$1.20776	0
01/01/2018 to 12/31/2018	$1.20776	$1.30466	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Short NASDAQ-100
05/01/2009 to 12/31/2009	$8.91775	$6.31530	0
01/01/2010 to 12/31/2010	$6.31530	$4.84536	0
01/01/2011 to 12/31/2011	$4.84536	$4.22311	0
01/01/2012 to 12/31/2012	$4.22311	$3.33818	0
01/01/2013 to 12/31/2013	$3.33818	$2.29408	0
01/01/2014 to 12/31/2014	$2.29408	$1.80043	0
01/01/2015 to 12/31/2015	$1.80043	$1.52404	0
01/01/2016 to 12/31/2016	$1.52404	$1.33445	0
01/01/2017 to 12/31/2017	$1.33445	$0.97117	0
01/01/2018 to 12/31/2018	$0.97117	$0.91816	0
ProFund VP Short Small-Cap
05/01/2009 to 12/31/2009	$8.86967	$6.38882	0
01/01/2010 to 12/31/2010	$6.38882	$4.41913	0
01/01/2011 to 12/31/2011	$4.41913	$3.91123	0
01/01/2012 to 12/31/2012	$3.91123	$3.08529	0
01/01/2013 to 12/31/2013	$3.08529	$2.06488	0
01/01/2014 to 12/31/2014	$2.06488	$1.82458	0
01/01/2015 to 12/31/2015	$1.82458	$1.76159	0
01/01/2016 to 12/31/2016	$1.76159	$1.34459	0
01/01/2017 to 12/31/2017	$1.34459	$1.12318	0
01/01/2018 to 12/31/2018	$1.12318	$1.20690	0
ProFund VP Small-Cap Growth
05/01/2009 to 12/31/2009	$7.09290	$8.88147	0
01/01/2010 to 12/31/2010	$8.88147	$10.87056	396
01/01/2011 to 12/31/2011	$10.87056	$10.71862	38
01/01/2012 to 12/31/2012	$10.71862	$11.73641	287
01/01/2013 to 12/31/2013	$11.73641	$16.04442	45
01/01/2014 to 12/31/2014	$16.04442	$15.95866	222
01/01/2015 to 12/31/2015	$15.95866	$15.71790	176
01/01/2016 to 12/31/2016	$15.71790	$18.39886	47
01/01/2017 to 12/31/2017	$18.39886	$20.23570	0
01/01/2018 to 12/31/2018	$20.23570	$18.56419	0
ProFund VP Small-Cap Value
05/01/2009 to 12/31/2009	$6.79585	$8.43094	625
01/01/2010 to 12/31/2010	$8.43094	$10.02174	509
01/01/2011 to 12/31/2011	$10.02174	$9.35637	300
01/01/2012 to 12/31/2012	$9.35637	$10.57953	318
01/01/2013 to 12/31/2013	$10.57953	$14.17975	119
01/01/2014 to 12/31/2014	$14.17975	$14.60657	343
01/01/2015 to 12/31/2015	$14.60657	$13.04229	180
01/01/2016 to 12/31/2016	$13.04229	$16.35158	56
01/01/2017 to 12/31/2017	$16.35158	$17.46552	0
01/01/2018 to 12/31/2018	$17.46552	$14.58331	0
ProFund VP Technology
05/01/2009 to 12/31/2009	$7.84963	$10.54187	0
01/01/2010 to 12/31/2010	$10.54187	$11.36414	0
01/01/2011 to 12/31/2011	$11.36414	$10.91244	0
01/01/2012 to 12/31/2012	$10.91244	$11.71758	0
01/01/2013 to 12/31/2013	$11.71758	$14.28098	0
01/01/2014 to 12/31/2014	$14.28098	$16.42113	0
01/01/2015 to 12/31/2015	$16.42113	$16.37003	0
01/01/2016 to 12/31/2016	$16.37003	$17.90473	0
01/01/2017 to 12/31/2017	$17.90473	$23.56521	0
01/01/2018 to 12/31/2018	$23.56521	$22.41076	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Telecommunications
05/01/2009 to 12/31/2009	$8.30669	$8.98228	0
01/01/2010 to 12/31/2010	$8.98228	$10.11607	239
01/01/2011 to 12/31/2011	$10.11607	$10.03242	0
01/01/2012 to 12/31/2012	$10.03242	$11.37923	0
01/01/2013 to 12/31/2013	$11.37923	$12.41471	0
01/01/2014 to 12/31/2014	$12.41471	$12.15414	0
01/01/2015 to 12/31/2015	$12.15414	$12.01216	0
01/01/2016 to 12/31/2016	$12.01216	$14.22752	0
01/01/2017 to 12/31/2017	$14.22752	$13.55740	0
01/01/2018 to 12/31/2018	$13.55740	$11.20282	0
ProFund VP U.S. Government Plus
05/01/2009 to 12/31/2009	$11.22559	$10.07149	298
01/01/2010 to 12/31/2010	$10.07149	$10.79532	1,744
01/01/2011 to 12/31/2011	$10.79532	$15.08391	1,541
01/01/2012 to 12/31/2012	$15.08391	$14.82628	1,014
01/01/2013 to 12/31/2013	$14.82628	$11.67453	0
01/01/2014 to 12/31/2014	$11.67453	$15.50146	41
01/01/2015 to 12/31/2015	$15.50146	$14.23920	10
01/01/2016 to 12/31/2016	$14.23920	$13.82021	0
01/01/2017 to 12/31/2017	$13.82021	$14.73158	705
01/01/2018 to 12/31/2018	$14.73158	$13.56140	0
ProFund VP UltraBull
05/01/2009 to 12/31/2009	$3.45006	$5.40000	0
01/01/2010 to 12/31/2010	$5.40000	$6.42242	0
01/01/2011 to 12/31/2011	$6.42242	$5.95043	0
01/01/2012 to 12/31/2012	$5.95043	$7.46736	0
01/01/2013 to 12/31/2013	$7.46736	$12.21682	0
01/01/2014 to 12/31/2014	$12.21682	$14.65692	0
01/01/2015 to 12/31/2015	$14.65692	$13.85706	0
01/01/2016 to 12/31/2016	$13.85706	$16.00031	0
01/01/2017 to 12/31/2017	$16.00031	$21.96759	0
01/01/2018 to 12/31/2018	$21.96759	$18.06628	0
ProFund VP UltraMid-Cap
05/01/2009 to 12/31/2009	$4.03247	$6.47935	0
01/01/2010 to 12/31/2010	$6.47935	$9.44138	0
01/01/2011 to 12/31/2011	$9.44138	$7.93699	0
01/01/2012 to 12/31/2012	$7.93699	$10.23666	0
01/01/2013 to 12/31/2013	$10.23666	$17.00253	0
01/01/2014 to 12/31/2014	$17.00253	$19.09142	0
01/01/2015 to 12/31/2015	$19.09142	$16.88502	0
01/01/2016 to 12/31/2016	$16.88502	$22.67126	0
01/01/2017 to 12/31/2017	$22.67126	$28.44221	0
01/01/2018 to 12/31/2018	$28.44221	$20.27254	0
ProFund VP UltraNASDAQ-100
05/01/2009 to 12/31/2009	$4.71494	$8.00922	0
01/01/2010 to 12/31/2010	$8.00922	$10.54353	0
01/01/2011 to 12/31/2011	$10.54353	$10.14211	0
01/01/2012 to 12/31/2012	$10.14211	$13.20530	0
01/01/2013 to 12/31/2013	$13.20530	$23.01756	0
01/01/2014 to 12/31/2014	$23.01756	$30.43881	0
01/01/2015 to 12/31/2015	$30.43881	$33.66335	0
01/01/2016 to 12/31/2016	$33.66335	$35.59987	0
01/01/2017 to 12/31/2017	$35.59987	$58.34435	0
01/01/2018 to 12/31/2018	$58.34435	$51.31880	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP UltraSmall-Cap
05/01/2009 to 12/31/2009	$3.16802	$4.97732	0
01/01/2010 to 12/31/2010	$4.97732	$7.19282	0
01/01/2011 to 12/31/2011	$7.19282	$5.68351	0
01/01/2012 to 12/31/2012	$5.68351	$7.16565	0
01/01/2013 to 12/31/2013	$7.16565	$13.02136	0
01/01/2014 to 12/31/2014	$13.02136	$13.35807	0
01/01/2015 to 12/31/2015	$13.35807	$11.31658	0
01/01/2016 to 12/31/2016	$11.31658	$15.37972	0
01/01/2017 to 12/31/2017	$15.37972	$18.74660	0
01/01/2018 to 12/31/2018	$18.74660	$13.32845	0
ProFund VP Utilities
05/01/2009 to 12/31/2009	$8.48197	$10.11650	0
01/01/2010 to 12/31/2010	$10.11650	$10.43461	3,356
01/01/2011 to 12/31/2011	$10.43461	$11.93753	1,527
01/01/2012 to 12/31/2012	$11.93753	$11.63686	2,109
01/01/2013 to 12/31/2013	$11.63686	$12.83661	2,367
01/01/2014 to 12/31/2014	$12.83661	$15.73122	2,574
01/01/2015 to 12/31/2015	$15.73122	$14.33376	508
01/01/2016 to 12/31/2016	$14.33376	$16.05897	299
01/01/2017 to 12/31/2017	$16.05897	$17.29810	0
01/01/2018 to 12/31/2018	$17.29810	$17.32285	0
PSF SP International Growth Portfolio
formerly,Prudential SP International Growth Portfolio
05/01/2009 to 12/31/2009	$7.54202	$9.93001	35
01/01/2010 to 12/31/2010	$9.93001	$11.02130	24
01/01/2011 to 12/31/2011	$11.02130	$9.12924	0
01/01/2012 to 12/31/2012	$9.12924	$10.87734	0
01/01/2013 to 12/31/2013	$10.87734	$12.58723	0
01/01/2014 to 12/31/2014	$12.58723	$11.55330	0
01/01/2015 to 12/31/2015	$11.55330	$11.62581	0
01/01/2016 to 12/31/2016	$11.62581	$10.91306	0
01/01/2017 to 12/31/2017	$10.91306	$14.42996	0
01/01/2018 to 12/31/2018	$14.42996	$12.24582	0
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$8.90535	$10.71758	2,060
01/01/2011 to 12/31/2011	$10.71758	$9.09947	775
01/01/2012 to 12/31/2012	$9.09947	$10.06979	1,130
01/01/2013 to 12/31/2013	$10.06979	$11.75758	873
01/01/2014 to 12/31/2014	$11.75758	$10.83929	538
01/01/2015 to 12/31/2015	$10.83929	$10.79431	346
01/01/2016 to 12/31/2016	$10.79431	$10.85107	295
01/01/2017 to 12/31/2017	$10.85107	$13.19046	152
01/01/2018 to 12/31/2018	$13.19046	$10.67423	50
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$10.92687	$13.71576	1,684
01/01/2011 to 12/31/2011	$13.71576	$12.63749	457
01/01/2012 to 12/31/2012	$12.63749	$14.85539	898
01/01/2013 to 12/31/2013	$14.85539	$20.27800	821
01/01/2014 to 12/31/2014	$20.27800	$20.54751	819
01/01/2015 to 12/31/2015	$20.54751	$20.32717	134
01/01/2016 to 12/31/2016	$20.32717	$19.94169	161
01/01/2017 to 12/31/2017	$19.94169	$26.20089	26
01/01/2018 to 12/31/2018	$26.20089	$25.63489	3

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Wells Fargo VT Small Cap Growth Fund - Class 1
07/16/2010* to 12/31/2010	$9.59299	$12.19082	0
01/01/2011 to 12/31/2011	$12.19082	$11.35290	0
01/01/2012 to 12/31/2012	$11.35290	$11.94780	0
01/01/2013 to 12/31/2013	$11.94780	$17.51176	0
01/01/2014 to 12/31/2014	$17.51176	$16.76213	0
01/01/2015 to 12/31/2015	$16.76213	$15.88786	0
01/01/2016 to 12/31/2016	$15.88786	$16.72136	0
01/01/2017 to 12/31/2017	$16.72136	$20.53485	0
01/01/2018 to 12/31/2018	$20.53485	$20.28222	0
*Denotes the start date of these sub-accounts

ASL II
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With LT5, HAV & EBP or with any combo 5% or HDV & LT5 or GMWB, HDV and EBP OR HD GRO 60 bps and
Combo DB OR HD GRO, EBP and HAV OR GRO Plus 2008 60 bps and Combo DB OR GRO Plus 2008 60 bps, EBP and HAV (2.75%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ACCESS VP High Yield Fund
01/01/2009 to 12/31/2009	$10.59666	$12.04837	0
01/01/2010 to 12/31/2010	$12.04837	$13.63597	0
01/01/2011 to 12/31/2011	$13.63597	$13.62595	0
01/01/2012 to 12/31/2012	$13.62595	$15.12209	0
01/01/2013 to 12/31/2013	$15.12209	$16.17964	0
01/01/2014 to 12/31/2014	$16.17964	$16.10275	0
01/01/2015 to 12/31/2015	$16.10275	$15.68402	0
01/01/2016 to 12/31/2016	$15.68402	$16.62683	0
01/01/2017 to 12/31/2017	$16.62683	$16.94624	0
01/01/2018 to 12/31/2018	$16.94624	$16.37696	0
AST Academic Strategies Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.65866	$9.26219	14,068,558
01/01/2010 to 12/31/2010	$9.26219	$10.08529	13,024,320
01/01/2011 to 12/31/2011	$10.08529	$9.54759	11,569,697
01/01/2012 to 12/31/2012	$9.54759	$10.45132	11,019,117
01/01/2013 to 12/31/2013	$10.45132	$11.17785	9,716,479
01/01/2014 to 12/31/2014	$11.17785	$11.28549	8,680,784
01/01/2015 to 12/31/2015	$11.28549	$10.62184	7,229,492
01/01/2016 to 12/31/2016	$10.62184	$10.98500	4,884,188
01/01/2017 to 12/31/2017	$10.98500	$12.02831	3,005,112
01/01/2018 to 12/31/2018	$12.02831	$10.74414	2,391,278
AST Advanced Strategies Portfolio
01/01/2009 to 12/31/2009	$7.68002	$9.42569	5,313,878
01/01/2010 to 12/31/2010	$9.42569	$10.42307	5,174,676
01/01/2011 to 12/31/2011	$10.42307	$10.14826	4,769,958
01/01/2012 to 12/31/2012	$10.14826	$11.21570	4,620,835
01/01/2013 to 12/31/2013	$11.21570	$12.71329	4,512,863
01/01/2014 to 12/31/2014	$12.71329	$13.11879	4,262,451
01/01/2015 to 12/31/2015	$13.11879	$12.86050	3,240,796
01/01/2016 to 12/31/2016	$12.86050	$13.39652	2,143,516
01/01/2017 to 12/31/2017	$13.39652	$15.23455	1,315,113
01/01/2018 to 12/31/2018	$15.23455	$13.94137	1,016,054
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99771	$11.54837	0
01/01/2014 to 12/31/2014	$11.54837	$12.70993	0
01/01/2015 to 12/31/2015	$12.70993	$12.57381	0
01/01/2016 to 12/31/2016	$12.57381	$13.53778	0
01/01/2017 to 12/31/2017	$13.53778	$16.08113	0
01/01/2018 to 12/31/2018	$16.08113	$14.36454	0
AST Balanced Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.92202	$9.49915	6,336,587
01/01/2010 to 12/31/2010	$9.49915	$10.37568	5,939,704
01/01/2011 to 12/31/2011	$10.37568	$9.96827	5,132,034
01/01/2012 to 12/31/2012	$9.96827	$10.90308	4,991,638
01/01/2013 to 12/31/2013	$10.90308	$12.47456	4,669,803
01/01/2014 to 12/31/2014	$12.47456	$12.92282	4,389,957
01/01/2015 to 12/31/2015	$12.92282	$12.62730	3,786,341
01/01/2016 to 12/31/2016	$12.62730	$13.05426	2,990,984
01/01/2017 to 12/31/2017	$13.05426	$14.58876	1,963,804
01/01/2018 to 12/31/2018	$14.58876	$13.48545	1,518,365

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99771	$9.09799	81,289
01/01/2012 to 12/31/2012	$9.09799	$9.89982	125,130
01/01/2013 to 12/31/2013	$9.89982	$10.67248	267,264
01/01/2014 to 12/31/2014	$10.67248	$10.88710	294,096
01/01/2015 to 12/31/2015	$10.88710	$10.26996	282,799
01/01/2016 to 12/31/2016	$10.26996	$10.68352	250,328
01/01/2017 to 12/31/2017	$10.68352	$11.70097	177,001
01/01/2018 to 12/31/2018	$11.70097	$10.77686	165,472
AST BlackRock Low Duration Bond Portfolio
01/01/2009 to 12/31/2009	$10.27474	$11.01446	1,839,963
01/01/2010 to 12/31/2010	$11.01446	$11.12920	1,801,999
01/01/2011 to 12/31/2011	$11.12920	$11.06717	1,557,369
01/01/2012 to 12/31/2012	$11.06717	$11.26756	1,546,186
01/01/2013 to 12/31/2013	$11.26756	$10.71938	1,700,904
01/01/2014 to 12/31/2014	$10.71938	$10.41459	1,567,653
01/01/2015 to 12/31/2015	$10.41459	$10.17709	973,454
01/01/2016 to 12/31/2016	$10.17709	$10.05995	891,917
01/01/2017 to 12/31/2017	$10.05995	$9.95073	844,124
01/01/2018 to 12/31/2018	$9.95073	$9.74769	722,012
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2009 to 12/31/2009	$10.15674	$11.50992	1,375,344
01/01/2010 to 12/31/2010	$11.50992	$12.05731	1,368,149
01/01/2011 to 12/31/2011	$12.05731	$12.09904	1,237,359
01/01/2012 to 12/31/2012	$12.09904	$12.86252	1,205,692
01/01/2013 to 12/31/2013	$12.86252	$12.27900	1,228,731
01/01/2014 to 12/31/2014	$12.27900	$12.44660	1,123,157
01/01/2015 to 12/31/2015	$12.44660	$11.84916	832,032
01/01/2016 to 12/31/2016	$11.84916	$12.01136	662,671
01/01/2017 to 12/31/2017	$12.01136	$12.19152	529,858
01/01/2018 to 12/31/2018	$12.19152	$11.77619	471,104
AST Bond Portfolio 2018
05/01/2009* to 12/31/2009	$9.92244	$9.62981	0
01/01/2010 to 12/31/2010	$9.62981	$10.41266	0
01/01/2011 to 12/31/2011	$10.41266	$11.50217	498,352
01/01/2012 to 12/31/2012	$11.50217	$11.82482	460,033
01/01/2013 to 12/31/2013	$11.82482	$11.13822	257,578
01/01/2014 to 12/31/2014	$11.13822	$11.12032	124,401
01/01/2015 to 12/31/2015	$11.12032	$10.90210	92,835
01/01/2016 to 12/31/2016	$10.90210	$10.77350	89,656
01/01/2017 to 12/31/2017	$10.77350	$10.55259	73,815
01/01/2018 to 12/31/2018	$10.55259	$10.33858	0
AST Bond Portfolio 2019
05/01/2009* to 12/31/2009	$9.90522	$9.53108	0
01/01/2010 to 12/31/2010	$9.53108	$10.32211	0
01/01/2011 to 12/31/2011	$10.32211	$11.64231	0
01/01/2012 to 12/31/2012	$11.64231	$11.98497	59,662
01/01/2013 to 12/31/2013	$11.98497	$11.09222	78,240
01/01/2014 to 12/31/2014	$11.09222	$11.24724	69,633
01/01/2015 to 12/31/2015	$11.24724	$11.05517	58,478
01/01/2016 to 12/31/2016	$11.05517	$10.90740	53,779
01/01/2017 to 12/31/2017	$10.90740	$10.68891	40,635
01/01/2018 to 12/31/2018	$10.68891	$10.45213	78,378

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2020
05/01/2009* to 12/31/2009	$9.88393	$9.20749	0
01/01/2010 to 12/31/2010	$9.20749	$10.01484	5,662
01/01/2011 to 12/31/2011	$10.01484	$11.55914	0
01/01/2012 to 12/31/2012	$11.55914	$11.95107	0
01/01/2013 to 12/31/2013	$11.95107	$10.86504	109,437
01/01/2014 to 12/31/2014	$10.86504	$11.21704	65,693
01/01/2015 to 12/31/2015	$11.21704	$11.07521	58,152
01/01/2016 to 12/31/2016	$11.07521	$10.98201	41,596
01/01/2017 to 12/31/2017	$10.98201	$10.77524	10,714
01/01/2018 to 12/31/2018	$10.77524	$10.50817	16,069
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99694	$10.90190	6,485
01/01/2011 to 12/31/2011	$10.90190	$12.75521	220,611
01/01/2012 to 12/31/2012	$12.75521	$13.24653	156,242
01/01/2013 to 12/31/2013	$13.24653	$11.98037	90,399
01/01/2014 to 12/31/2014	$11.98037	$12.54585	257,222
01/01/2015 to 12/31/2015	$12.54585	$12.41840	287,236
01/01/2016 to 12/31/2016	$12.41840	$12.32330	239,037
01/01/2017 to 12/31/2017	$12.32330	$12.17460	146,724
01/01/2018 to 12/31/2018	$12.17460	$11.84602	86,253
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99771	$11.90464	115,924
01/01/2012 to 12/31/2012	$11.90464	$12.25361	137,718
01/01/2013 to 12/31/2013	$12.25361	$10.75527	59,143
01/01/2014 to 12/31/2014	$10.75527	$11.54418	30,413
01/01/2015 to 12/31/2015	$11.54418	$11.46210	107,088
01/01/2016 to 12/31/2016	$11.46210	$11.35124	89,716
01/01/2017 to 12/31/2017	$11.35124	$11.21311	58,756
01/01/2018 to 12/31/2018	$11.21311	$10.88705	35,735
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99695	$10.29814	0
01/01/2013 to 12/31/2013	$10.29814	$8.99349	76,269
01/01/2014 to 12/31/2014	$8.99349	$9.84987	41,706
01/01/2015 to 12/31/2015	$9.84987	$9.83846	7,287
01/01/2016 to 12/31/2016	$9.83846	$9.75135	11,160
01/01/2017 to 12/31/2017	$9.75135	$9.64468	14,057
01/01/2018 to 12/31/2018	$9.64468	$9.35332	16,460
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99847	$8.66486	61,032
01/01/2014 to 12/31/2014	$8.66486	$9.65617	79,286
01/01/2015 to 12/31/2015	$9.65617	$9.65740	1,172
01/01/2016 to 12/31/2016	$9.65740	$9.57144	0
01/01/2017 to 12/31/2017	$9.57144	$9.46556	9,361
01/01/2018 to 12/31/2018	$9.46556	$9.14473	11,057
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99847	$11.19362	18,935
01/01/2015 to 12/31/2015	$11.19362	$11.10340	158,105
01/01/2016 to 12/31/2016	$11.10340	$11.06565	6,233
01/01/2017 to 12/31/2017	$11.06565	$10.95909	5,253
01/01/2018 to 12/31/2018	$10.95909	$10.57775	68,251
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99847	$9.84167	46,423
01/01/2016 to 12/31/2016	$9.84167	$9.77040	114,487
01/01/2017 to 12/31/2017	$9.77040	$9.73247	102,457
01/01/2018 to 12/31/2018	$9.73247	$9.36500	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99695	$9.78417	116,448
01/01/2017 to 12/31/2017	$9.78417	$9.77132	100,892
01/01/2018 to 12/31/2018	$9.77132	$9.38163	76,584
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99694	$9.93970	0
01/01/2018 to 12/31/2018	$9.93970	$9.46628	2,071
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99694	$9.56802	0
AST Capital Growth Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.46225	$9.09530	21,369,395
01/01/2010 to 12/31/2010	$9.09530	$10.02846	20,534,825
01/01/2011 to 12/31/2011	$10.02846	$9.51643	18,278,067
01/01/2012 to 12/31/2012	$9.51643	$10.52427	17,046,081
01/01/2013 to 12/31/2013	$10.52427	$12.55621	16,964,011
01/01/2014 to 12/31/2014	$12.55621	$13.06506	15,797,304
01/01/2015 to 12/31/2015	$13.06506	$12.77351	13,282,736
01/01/2016 to 12/31/2016	$12.77351	$13.27241	8,995,347
01/01/2017 to 12/31/2017	$13.27241	$15.21776	5,753,421
01/01/2018 to 12/31/2018	$15.21776	$13.87687	4,366,346
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99771	$11.55149	1,569
01/01/2014 to 12/31/2014	$11.55149	$12.76281	1,168
01/01/2015 to 12/31/2015	$12.76281	$11.96851	561
01/01/2016 to 12/31/2016	$11.96851	$13.37403	768
01/01/2017 to 12/31/2017	$13.37403	$15.40114	506
01/01/2018 to 12/31/2018	$15.40114	$14.26167	129
AST Cohen & Steers Realty Portfolio
01/01/2009 to 12/31/2009	$7.78533	$9.98844	28,425
01/01/2010 to 12/31/2010	$9.98844	$12.50117	23,414
01/01/2011 to 12/31/2011	$12.50117	$12.95936	16,257
01/01/2012 to 12/31/2012	$12.95936	$14.53663	17,946
01/01/2013 to 12/31/2013	$14.53663	$14.57979	13,982
01/01/2014 to 12/31/2014	$14.57979	$18.56231	11,305
01/01/2015 to 12/31/2015	$18.56231	$18.92641	7,660
01/01/2016 to 12/31/2016	$18.92641	$19.29379	4,187
01/01/2017 to 12/31/2017	$19.29379	$19.93654	1,537
01/01/2018 to 12/31/2018	$19.93654	$18.46342	406
AST Fidelity Institutional AM® Quantitative Portfolio
formerly,AST FI Pyramis® Quantitative Portfolio
01/01/2009 to 12/31/2009	$7.05268	$8.49459	4,989,521
01/01/2010 to 12/31/2010	$8.49459	$9.44776	4,449,367
01/01/2011 to 12/31/2011	$9.44776	$9.05015	3,957,348
01/01/2012 to 12/31/2012	$9.05015	$9.73684	3,825,117
01/01/2013 to 12/31/2013	$9.73684	$10.86685	3,572,852
01/01/2014 to 12/31/2014	$10.86685	$10.90107	3,240,509
01/01/2015 to 12/31/2015	$10.90107	$10.70639	2,853,845
01/01/2016 to 12/31/2016	$10.70639	$10.85561	1,731,350
01/01/2017 to 12/31/2017	$10.85561	$12.29705	1,099,723
01/01/2018 to 12/31/2018	$12.29705	$11.03088	893,922

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Global Real Estate Portfolio
01/01/2009 to 12/31/2009	$6.08218	$7.99105	169
01/01/2010 to 12/31/2010	$7.99105	$9.34126	1,069
01/01/2011 to 12/31/2011	$9.34126	$8.62695	41
01/01/2012 to 12/31/2012	$8.62695	$10.63809	43
01/01/2013 to 12/31/2013	$10.63809	$10.79529	5,948
01/01/2014 to 12/31/2014	$10.79529	$11.96023	5,805
01/01/2015 to 12/31/2015	$11.96023	$11.62091	0
01/01/2016 to 12/31/2016	$11.62091	$11.40333	0
01/01/2017 to 12/31/2017	$11.40333	$12.29795	0
01/01/2018 to 12/31/2018	$12.29795	$11.39469	0
AST Goldman Sachs Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$6.83984	$7.92816	3,736,575
01/01/2010 to 12/31/2010	$7.92816	$8.70377	3,487,393
01/01/2011 to 12/31/2011	$8.70377	$7.99763	3,233,607
01/01/2012 to 12/31/2012	$7.99763	$9.30695	2,781,572
01/01/2013 to 12/31/2013	$9.30695	$12.08707	2,381,248
01/01/2014 to 12/31/2014	$12.08707	$13.29843	2,021,596
01/01/2015 to 12/31/2015	$13.29843	$12.33496	1,433,813
01/01/2016 to 12/31/2016	$12.33496	$13.38124	1,207,006
01/01/2017 to 12/31/2017	$13.38124	$14.28278	1,040,184
01/01/2018 to 12/31/2018	$14.28278	$12.70359	923,886
AST Goldman Sachs Mid-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$7.23870	$11.05904	368,594
01/01/2010 to 12/31/2010	$11.05904	$12.88737	333,876
01/01/2011 to 12/31/2011	$12.88737	$12.16040	300,190
01/01/2012 to 12/31/2012	$12.16040	$14.14502	254,265
01/01/2013 to 12/31/2013	$14.14502	$18.18456	223,560
01/01/2014 to 12/31/2014	$18.18456	$19.72308	197,236
01/01/2015 to 12/31/2015	$19.72308	$18.09010	115,588
01/01/2016 to 12/31/2016	$18.09010	$17.88318	106,365
01/01/2017 to 12/31/2017	$17.88318	$22.10474	78,048
01/01/2018 to 12/31/2018	$22.10474	$20.55868	64,423
AST Goldman Sachs Multi-Asset Portfolio
01/01/2009 to 12/31/2009	$7.48580	$8.98223	605,824
01/01/2010 to 12/31/2010	$8.98223	$9.74838	587,582
01/01/2011 to 12/31/2011	$9.74838	$9.43274	521,789
01/01/2012 to 12/31/2012	$9.43274	$10.10208	479,505
01/01/2013 to 12/31/2013	$10.10208	$10.78921	481,553
01/01/2014 to 12/31/2014	$10.78921	$10.91660	427,332
01/01/2015 to 12/31/2015	$10.91660	$10.51987	382,885
01/01/2016 to 12/31/2016	$10.51987	$10.76901	320,212
01/01/2017 to 12/31/2017	$10.76901	$11.76015	286,551
01/01/2018 to 12/31/2018	$11.76015	$10.62785	197,247
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2009 to 12/31/2009	$7.85000	$9.68368	6,717
01/01/2010 to 12/31/2010	$9.68368	$11.93832	11,846
01/01/2011 to 12/31/2011	$11.93832	$11.76172	7,042
01/01/2012 to 12/31/2012	$11.76172	$13.23238	7,306
01/01/2013 to 12/31/2013	$13.23238	$17.86358	11,885
01/01/2014 to 12/31/2014	$17.86358	$18.62287	13,324
01/01/2015 to 12/31/2015	$18.62287	$17.11571	1,116
01/01/2016 to 12/31/2016	$17.11571	$20.69331	804
01/01/2017 to 12/31/2017	$20.69331	$22.57885	1,066
01/01/2018 to 12/31/2018	$22.57885	$18.86648	300

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Government Money Market Portfolio
01/01/2009 to 12/31/2009	$10.35183	$10.09198	234,920
01/01/2010 to 12/31/2010	$10.09198	$9.81677	137,154
01/01/2011 to 12/31/2011	$9.81677	$9.54946	472,914
01/01/2012 to 12/31/2012	$9.54946	$9.28705	104,195
01/01/2013 to 12/31/2013	$9.28705	$9.03167	74,694
01/01/2014 to 12/31/2014	$9.03167	$8.78328	77,006
01/01/2015 to 12/31/2015	$8.78328	$8.54174	51,457
01/01/2016 to 12/31/2016	$8.54174	$8.30743	38,075
01/01/2017 to 12/31/2017	$8.30743	$8.10722	30,679
01/01/2018 to 12/31/2018	$8.10722	$7.98559	20,947
AST High Yield Portfolio
01/01/2009 to 12/31/2009	$7.56409	$9.97157	3,635
01/01/2010 to 12/31/2010	$9.97157	$11.00659	11,027
01/01/2011 to 12/31/2011	$11.00659	$11.04415	16,943
01/01/2012 to 12/31/2012	$11.04415	$12.23009	15,860
01/01/2013 to 12/31/2013	$12.23009	$12.74786	15,027
01/01/2014 to 12/31/2014	$12.74786	$12.71448	14,285
01/01/2015 to 12/31/2015	$12.71448	$11.92417	8,506
01/01/2016 to 12/31/2016	$11.92417	$13.38261	5,191
01/01/2017 to 12/31/2017	$13.38261	$13.98805	4,283
01/01/2018 to 12/31/2018	$13.98805	$13.33110	4,245
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$6.46786	$7.51236	619,447
01/01/2010 to 12/31/2010	$7.51236	$8.26729	561,803
01/01/2011 to 12/31/2011	$8.26729	$7.70399	505,503
01/01/2012 to 12/31/2012	$7.70399	$8.75680	516,662
01/01/2013 to 12/31/2013	$8.75680	$11.91079	481,491
01/01/2014 to 12/31/2014	$11.91079	$13.17567	433,833
01/01/2015 to 12/31/2015	$13.17567	$11.80925	321,668
01/01/2016 to 12/31/2016	$11.80925	$13.76921	270,301
01/01/2017 to 12/31/2017	$13.76921	$15.96190	188,443
01/01/2018 to 12/31/2018	$15.96190	$13.32393	147,032
AST International Growth Portfolio
01/01/2009 to 12/31/2009	$7.37150	$9.69857	1,756,999
01/01/2010 to 12/31/2010	$9.69857	$10.79942	1,629,992
01/01/2011 to 12/31/2011	$10.79942	$9.14534	1,618,582
01/01/2012 to 12/31/2012	$9.14534	$10.70484	1,397,860
01/01/2013 to 12/31/2013	$10.70484	$12.39448	1,356,634
01/01/2014 to 12/31/2014	$12.39448	$11.38769	1,358,426
01/01/2015 to 12/31/2015	$11.38769	$11.42312	774,897
01/01/2016 to 12/31/2016	$11.42312	$10.68990	738,154
01/01/2017 to 12/31/2017	$10.68990	$14.08012	540,054
01/01/2018 to 12/31/2018	$14.08012	$11.86554	497,553
AST International Value Portfolio
01/01/2009 to 12/31/2009	$8.20268	$10.41008	236,523
01/01/2010 to 12/31/2010	$10.41008	$11.24607	211,511
01/01/2011 to 12/31/2011	$11.24607	$9.56462	184,715
01/01/2012 to 12/31/2012	$9.56462	$10.85232	187,032
01/01/2013 to 12/31/2013	$10.85232	$12.60847	191,458
01/01/2014 to 12/31/2014	$12.60847	$11.43972	176,058
01/01/2015 to 12/31/2015	$11.43972	$11.21606	155,404
01/01/2016 to 12/31/2016	$11.21606	$10.97164	129,260
01/01/2017 to 12/31/2017	$10.97164	$13.10520	99,047
01/01/2018 to 12/31/2018	$13.10520	$10.68645	83,356

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan Global Thematic Portfolio
01/01/2009 to 12/31/2009	$6.85696	$8.44669	480,661
01/01/2010 to 12/31/2010	$8.44669	$9.34959	357,471
01/01/2011 to 12/31/2011	$9.34959	$9.04125	442,021
01/01/2012 to 12/31/2012	$9.04125	$9.98650	451,421
01/01/2013 to 12/31/2013	$9.98650	$11.29324	494,161
01/01/2014 to 12/31/2014	$11.29324	$11.68169	423,827
01/01/2015 to 12/31/2015	$11.68169	$11.24142	337,688
01/01/2016 to 12/31/2016	$11.24142	$11.50336	302,258
01/01/2017 to 12/31/2017	$11.50336	$13.08487	200,091
01/01/2018 to 12/31/2018	$13.08487	$11.78512	170,465
AST J.P. Morgan International Equity Portfolio
01/01/2009 to 12/31/2009	$7.64682	$10.10498	131,776
01/01/2010 to 12/31/2010	$10.10498	$10.53189	115,802
01/01/2011 to 12/31/2011	$10.53189	$9.30539	108,976
01/01/2012 to 12/31/2012	$9.30539	$11.03184	95,646
01/01/2013 to 12/31/2013	$11.03184	$12.37660	86,508
01/01/2014 to 12/31/2014	$12.37660	$11.27002	87,427
01/01/2015 to 12/31/2015	$11.27002	$10.65375	42,225
01/01/2016 to 12/31/2016	$10.65375	$10.56164	37,755
01/01/2017 to 12/31/2017	$10.56164	$13.31595	25,050
01/01/2018 to 12/31/2018	$13.31595	$10.68578	24,077
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2009 to 12/31/2009	$9.03512	$10.72146	2,224,281
01/01/2010 to 12/31/2010	$10.72146	$11.18985	1,988,412
01/01/2011 to 12/31/2011	$11.18985	$10.90803	1,688,955
01/01/2012 to 12/31/2012	$10.90803	$11.74470	1,693,869
01/01/2013 to 12/31/2013	$11.74470	$12.68186	1,546,284
01/01/2014 to 12/31/2014	$12.68186	$13.00508	1,427,522
01/01/2015 to 12/31/2015	$13.00508	$12.62426	1,192,242
01/01/2016 to 12/31/2016	$12.62426	$12.74913	953,647
01/01/2017 to 12/31/2017	$12.74913	$13.90512	669,027
01/01/2018 to 12/31/2018	$13.90512	$12.82751	407,638
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08310	$10.27541	935
01/01/2010 to 12/31/2010	$10.27541	$11.12386	19,360
01/01/2011 to 12/31/2011	$11.12386	$10.89012	677
01/01/2012 to 12/31/2012	$10.89012	$12.19850	1,274
01/01/2013 to 12/31/2013	$12.19850	$16.19247	754
01/01/2014 to 12/31/2014	$16.19247	$17.24384	585
01/01/2015 to 12/31/2015	$17.24384	$18.55291	3,963
01/01/2016 to 12/31/2016	$18.55291	$17.77964	1,509
01/01/2017 to 12/31/2017	$17.77964	$23.48810	834
01/01/2018 to 12/31/2018	$23.48810	$22.47059	0
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$6.90052	$8.70780	3,679,697
01/01/2010 to 12/31/2010	$8.70780	$10.14122	3,268,952
01/01/2011 to 12/31/2011	$10.14122	$9.77273	2,896,966
01/01/2012 to 12/31/2012	$9.77273	$10.66921	2,645,643
01/01/2013 to 12/31/2013	$10.66921	$14.17478	2,265,220
01/01/2014 to 12/31/2014	$14.17478	$15.24484	1,976,476
01/01/2015 to 12/31/2015	$15.24484	$16.31893	1,086,498
01/01/2016 to 12/31/2016	$16.31893	$16.75636	947,214
01/01/2017 to 12/31/2017	$16.75636	$21.67340	689,574
01/01/2018 to 12/31/2018	$21.67340	$20.50760	566,577

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Global Equity Portfolio
01/01/2009 to 12/31/2009	$8.57011	$10.96039	33,124
01/01/2010 to 12/31/2010	$10.96039	$11.94327	11,249
01/01/2011 to 12/31/2011	$11.94327	$11.25154	5,180
01/01/2012 to 12/31/2012	$11.25154	$13.46685	4,869
01/01/2013 to 12/31/2013	$13.46685	$16.71585	9,854
01/01/2014 to 12/31/2014	$16.71585	$16.84634	9,633
01/01/2015 to 12/31/2015	$16.84634	$16.14300	2,960
01/01/2016 to 12/31/2016	$16.14300	$16.81672	5,907
01/01/2017 to 12/31/2017	$16.81672	$20.25487	1,713
01/01/2018 to 12/31/2018	$20.25487	$17.81327	1,463
AST MFS Growth Portfolio
01/01/2009 to 12/31/2009	$7.88281	$9.52928	373,427
01/01/2010 to 12/31/2010	$9.52928	$10.45223	344,635
01/01/2011 to 12/31/2011	$10.45223	$10.10496	305,235
01/01/2012 to 12/31/2012	$10.10496	$11.50545	275,846
01/01/2013 to 12/31/2013	$11.50545	$15.29640	230,780
01/01/2014 to 12/31/2014	$15.29640	$16.17140	205,929
01/01/2015 to 12/31/2015	$16.17140	$16.86363	125,059
01/01/2016 to 12/31/2016	$16.86363	$16.71453	100,411
01/01/2017 to 12/31/2017	$16.71453	$21.24837	73,165
01/01/2018 to 12/31/2018	$21.24837	$21.10498	61,045
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99771	$10.15434	0
01/01/2013 to 12/31/2013	$10.15434	$13.28266	130
01/01/2014 to 12/31/2014	$13.28266	$14.23729	369
01/01/2015 to 12/31/2015	$14.23729	$13.74561	1,537
01/01/2016 to 12/31/2016	$13.74561	$15.16601	1,538
01/01/2017 to 12/31/2017	$15.16601	$17.30783	1,046
01/01/2018 to 12/31/2018	$17.30783	$15.12088	67
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$6.54354	$8.95019	660,293
01/01/2010 to 12/31/2010	$8.95019	$10.74418	566,838
01/01/2011 to 12/31/2011	$10.74418	$10.18961	505,579
01/01/2012 to 12/31/2012	$10.18961	$11.60622	442,637
01/01/2013 to 12/31/2013	$11.60622	$16.02878	357,274
01/01/2014 to 12/31/2014	$16.02878	$17.80940	300,828
01/01/2015 to 12/31/2015	$17.80940	$16.34327	174,576
01/01/2016 to 12/31/2016	$16.34327	$18.79252	141,103
01/01/2017 to 12/31/2017	$18.79252	$20.79750	123,464
01/01/2018 to 12/31/2018	$20.79750	$16.89704	120,716
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99771	$10.24525	114,505
01/01/2013 to 12/31/2013	$10.24525	$11.84816	166,074
01/01/2014 to 12/31/2014	$11.84816	$12.11446	193,362
01/01/2015 to 12/31/2015	$12.11446	$11.63504	139,684
01/01/2016 to 12/31/2016	$11.63504	$11.80493	113,845
01/01/2017 to 12/31/2017	$11.80493	$13.37481	103,152
01/01/2018 to 12/31/2018	$13.37481	$11.92888	91,691

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Parametric Emerging Markets Equity Portfolio
01/01/2009 to 12/31/2009	$5.54542	$8.98003	5,582
01/01/2010 to 12/31/2010	$8.98003	$10.67821	14,634
01/01/2011 to 12/31/2011	$10.67821	$8.27962	5,061
01/01/2012 to 12/31/2012	$8.27962	$9.49516	1,147
01/01/2013 to 12/31/2013	$9.49516	$9.25458	707
01/01/2014 to 12/31/2014	$9.25458	$8.57855	281
01/01/2015 to 12/31/2015	$8.57855	$6.94698	89
01/01/2016 to 12/31/2016	$6.94698	$7.59154	68
01/01/2017 to 12/31/2017	$7.59154	$9.33094	10
01/01/2018 to 12/31/2018	$9.33094	$7.79840	0
AST Preservation Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$8.71593	$10.17466	6,225,654
01/01/2010 to 12/31/2010	$10.17466	$10.94104	7,022,300
01/01/2011 to 12/31/2011	$10.94104	$10.74672	6,797,345
01/01/2012 to 12/31/2012	$10.74672	$11.53484	7,065,435
01/01/2013 to 12/31/2013	$11.53484	$12.25103	5,762,890
01/01/2014 to 12/31/2014	$12.25103	$12.60227	5,042,278
01/01/2015 to 12/31/2015	$12.60227	$12.27329	4,207,032
01/01/2016 to 12/31/2016	$12.27329	$12.59605	2,965,097
01/01/2017 to 12/31/2017	$12.59605	$13.49162	2,112,758
01/01/2018 to 12/31/2018	$13.49162	$12.74598	1,664,698
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01763	$10.05117	0
01/01/2012 to 12/31/2012	$10.05117	$10.46916	6,357
01/01/2013 to 12/31/2013	$10.46916	$9.94579	731
01/01/2014 to 12/31/2014	$9.94579	$10.25860	4,138
01/01/2015 to 12/31/2015	$10.25860	$9.94976	1,223
01/01/2016 to 12/31/2016	$9.94976	$10.08414	1,445
01/01/2017 to 12/31/2017	$10.08414	$10.36371	1,013
01/01/2018 to 12/31/2018	$10.36371	$9.99517	244
AST Prudential Growth Allocation Portfolio
01/01/2009 to 12/31/2009	$6.48968	$7.95062	6,777,176
01/01/2010 to 12/31/2010	$7.95062	$9.20281	6,943,038
01/01/2011 to 12/31/2011	$9.20281	$8.39401	6,149,329
01/01/2012 to 12/31/2012	$8.39401	$9.21743	5,860,428
01/01/2013 to 12/31/2013	$9.21743	$10.49027	5,588,507
01/01/2014 to 12/31/2014	$10.49027	$11.14011	5,348,893
01/01/2015 to 12/31/2015	$11.14011	$10.76734	5,037,966
01/01/2016 to 12/31/2016	$10.76734	$11.52904	3,793,917
01/01/2017 to 12/31/2017	$11.52904	$13.01785	2,844,059
01/01/2018 to 12/31/2018	$13.01785	$11.69637	2,291,412
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99771	$11.58769	0
01/01/2014 to 12/31/2014	$11.58769	$12.98670	0
01/01/2015 to 12/31/2015	$12.98670	$12.82448	0
01/01/2016 to 12/31/2016	$12.82448	$13.82666	0
01/01/2017 to 12/31/2017	$13.82666	$16.32694	0
01/01/2018 to 12/31/2018	$16.32694	$14.74015	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST QMA US Equity Alpha Portfolio
01/01/2009 to 12/31/2009	$6.67571	$7.90892	1,562
01/01/2010 to 12/31/2010	$7.90892	$8.84913	1,465
01/01/2011 to 12/31/2011	$8.84913	$8.90376	1,332
01/01/2012 to 12/31/2012	$8.90376	$10.28672	2,969
01/01/2013 to 12/31/2013	$10.28672	$13.24795	7,138
01/01/2014 to 12/31/2014	$13.24795	$15.10149	6,340
01/01/2015 to 12/31/2015	$15.10149	$15.13842	2,806
01/01/2016 to 12/31/2016	$15.13842	$16.90901	1,488
01/01/2017 to 12/31/2017	$16.90901	$20.10481	1,210
01/01/2018 to 12/31/2018	$20.10481	$17.94249	862
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99771	$8.83297	4,084
01/01/2012 to 12/31/2012	$8.83297	$9.71986	3,027
01/01/2013 to 12/31/2013	$9.71986	$11.56990	4,469
01/01/2014 to 12/31/2014	$11.56990	$11.98312	8,758
01/01/2015 to 12/31/2015	$11.98312	$11.67109	37,202
01/01/2016 to 12/31/2016	$11.67109	$12.06855	18,938
01/01/2017 to 12/31/2017	$12.06855	$13.87272	16,068
01/01/2018 to 12/31/2018	$13.87272	$12.60861	17,578
AST RCM World Trends Portfolio
01/01/2009 to 12/31/2009	$7.06283	$8.47506	612,794
01/01/2010 to 12/31/2010	$8.47506	$9.22445	678,507
01/01/2011 to 12/31/2011	$9.22445	$8.80826	704,346
01/01/2012 to 12/31/2012	$8.80826	$9.44643	716,857
01/01/2013 to 12/31/2013	$9.44643	$10.32950	611,026
01/01/2014 to 12/31/2014	$10.32950	$10.56180	558,165
01/01/2015 to 12/31/2015	$10.56180	$10.25435	889,076
01/01/2016 to 12/31/2016	$10.25435	$10.45331	667,004
01/01/2017 to 12/31/2017	$10.45331	$11.81697	437,629
01/01/2018 to 12/31/2018	$11.81697	$10.58217	304,480
AST Small-Cap Growth Opportunities Portfolio
01/01/2009 to 12/31/2009	$7.00996	$9.04381	783,199
01/01/2010 to 12/31/2010	$9.04381	$11.65797	644,217
01/01/2011 to 12/31/2011	$11.65797	$9.85116	634,564
01/01/2012 to 12/31/2012	$9.85116	$11.50282	540,643
01/01/2013 to 12/31/2013	$11.50282	$15.75213	448,885
01/01/2014 to 12/31/2014	$15.75213	$16.07579	409,582
01/01/2015 to 12/31/2015	$16.07579	$15.84237	240,597
01/01/2016 to 12/31/2016	$15.84237	$16.59396	206,283
01/01/2017 to 12/31/2017	$16.59396	$20.60789	159,070
01/01/2018 to 12/31/2018	$20.60789	$17.86500	142,918
AST Small-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$7.45441	$9.70756	94,190
01/01/2010 to 12/31/2010	$9.70756	$12.87895	86,506
01/01/2011 to 12/31/2011	$12.87895	$12.40272	67,451
01/01/2012 to 12/31/2012	$12.40272	$13.52964	59,463
01/01/2013 to 12/31/2013	$13.52964	$17.78586	58,623
01/01/2014 to 12/31/2014	$17.78586	$17.95728	53,380
01/01/2015 to 12/31/2015	$17.95728	$17.60057	36,118
01/01/2016 to 12/31/2016	$17.60057	$19.18500	29,632
01/01/2017 to 12/31/2017	$19.18500	$23.12144	21,653
01/01/2018 to 12/31/2018	$23.12144	$20.59240	16,644

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Value Portfolio
01/01/2009 to 12/31/2009	$7.72580	$9.54197	986,424
01/01/2010 to 12/31/2010	$9.54197	$11.69195	834,033
01/01/2011 to 12/31/2011	$11.69195	$10.69129	755,910
01/01/2012 to 12/31/2012	$10.69129	$12.28493	673,282
01/01/2013 to 12/31/2013	$12.28493	$16.41575	564,952
01/01/2014 to 12/31/2014	$16.41575	$16.80545	511,358
01/01/2015 to 12/31/2015	$16.80545	$15.63889	314,313
01/01/2016 to 12/31/2016	$15.63889	$19.65171	237,210
01/01/2017 to 12/31/2017	$19.65171	$20.51707	198,448
01/01/2018 to 12/31/2018	$20.51707	$16.54303	187,072
AST T. Rowe Price Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$8.35775	$10.08991	2,268,251
01/01/2010 to 12/31/2010	$10.08991	$10.94443	2,381,502
01/01/2011 to 12/31/2011	$10.94443	$10.85512	2,168,883
01/01/2012 to 12/31/2012	$10.85512	$11.98084	2,361,251
01/01/2013 to 12/31/2013	$11.98084	$13.61281	2,519,178
01/01/2014 to 12/31/2014	$13.61281	$14.01693	2,370,271
01/01/2015 to 12/31/2015	$14.01693	$13.63720	2,364,779
01/01/2016 to 12/31/2016	$13.63720	$14.26365	2,351,828
01/01/2017 to 12/31/2017	$14.26365	$16.00992	1,527,027
01/01/2018 to 12/31/2018	$16.00992	$14.73796	1,294,485
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$7.50531	$11.19463	537,628
01/01/2010 to 12/31/2010	$11.19463	$12.60826	480,201
01/01/2011 to 12/31/2011	$12.60826	$12.05423	398,072
01/01/2012 to 12/31/2012	$12.05423	$13.78328	342,729
01/01/2013 to 12/31/2013	$13.78328	$19.30601	317,759
01/01/2014 to 12/31/2014	$19.30601	$20.34203	289,187
01/01/2015 to 12/31/2015	$20.34203	$21.67852	215,446
01/01/2016 to 12/31/2016	$21.67852	$21.65272	178,767
01/01/2017 to 12/31/2017	$21.65272	$29.03758	120,252
01/01/2018 to 12/31/2018	$29.03758	$29.32644	84,528
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$7.53946	$8.67084	94,318
01/01/2010 to 12/31/2010	$8.67084	$9.48175	97,851
01/01/2011 to 12/31/2011	$9.48175	$9.17609	66,863
01/01/2012 to 12/31/2012	$9.17609	$10.11918	59,984
01/01/2013 to 12/31/2013	$10.11918	$13.24887	57,459
01/01/2014 to 12/31/2014	$13.24887	$13.08521	53,964
01/01/2015 to 12/31/2015	$13.08521	$11.95365	43,176
01/01/2016 to 12/31/2016	$11.95365	$12.33812	32,204
01/01/2017 to 12/31/2017	$12.33812	$13.98610	30,233
01/01/2018 to 12/31/2018	$13.98610	$12.27873	26,104
AST T. Rowe Price Natural Resources Portfolio
01/01/2009 to 12/31/2009	$8.70905	$12.64918	7,087
01/01/2010 to 12/31/2010	$12.64918	$14.81778	8,663
01/01/2011 to 12/31/2011	$14.81778	$12.26083	6,782
01/01/2012 to 12/31/2012	$12.26083	$12.35433	2,177
01/01/2013 to 12/31/2013	$12.35433	$13.86259	704
01/01/2014 to 12/31/2014	$13.86259	$12.35399	2,277
01/01/2015 to 12/31/2015	$12.35399	$9.70090	1,436
01/01/2016 to 12/31/2016	$9.70090	$11.75716	1,267
01/01/2017 to 12/31/2017	$11.75716	$12.61327	1,267
01/01/2018 to 12/31/2018	$12.61327	$10.22188	1,267

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Templeton Global Bond Portfolio
01/01/2009 to 12/31/2009	$9.78879	$10.67294	574,127
01/01/2010 to 12/31/2010	$10.67294	$10.97562	590,706
01/01/2011 to 12/31/2011	$10.97562	$11.11461	493,366
01/01/2012 to 12/31/2012	$11.11461	$11.37326	476,186
01/01/2013 to 12/31/2013	$11.37326	$10.64538	580,606
01/01/2014 to 12/31/2014	$10.64538	$10.41024	567,601
01/01/2015 to 12/31/2015	$10.41024	$9.65638	302,540
01/01/2016 to 12/31/2016	$9.65638	$9.80071	275,804
01/01/2017 to 12/31/2017	$9.80071	$9.72644	263,813
01/01/2018 to 12/31/2018	$9.72644	$9.64668	206,498
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$6.85171	$9.25441	45,257
01/01/2010 to 12/31/2010	$9.25441	$11.12493	47,273
01/01/2011 to 12/31/2011	$11.12493	$10.44608	40,723
01/01/2012 to 12/31/2012	$10.44608	$12.02860	33,606
01/01/2013 to 12/31/2013	$12.02860	$15.48977	37,033
01/01/2014 to 12/31/2014	$15.48977	$17.31881	35,288
01/01/2015 to 12/31/2015	$17.31881	$15.72952	25,248
01/01/2016 to 12/31/2016	$15.72952	$17.43906	22,145
01/01/2017 to 12/31/2017	$17.43906	$20.10388	16,005
01/01/2018 to 12/31/2018	$20.10388	$16.31733	12,270
AST Wellington Management Hedged Equity Portfolio
01/01/2009 to 12/31/2009	$6.71446	$8.38633	96,451
01/01/2010 to 12/31/2010	$8.38633	$9.34957	45,397
01/01/2011 to 12/31/2011	$9.34957	$8.77863	134,227
01/01/2012 to 12/31/2012	$8.77863	$9.47645	161,285
01/01/2013 to 12/31/2013	$9.47645	$11.10550	466,868
01/01/2014 to 12/31/2014	$11.10550	$11.39462	548,801
01/01/2015 to 12/31/2015	$11.39462	$11.01111	473,966
01/01/2016 to 12/31/2016	$11.01111	$11.40774	415,108
01/01/2017 to 12/31/2017	$11.40774	$12.60313	342,745
01/01/2018 to 12/31/2018	$12.60313	$11.64221	294,049
AST Western Asset Core Plus Bond Portfolio
01/01/2009 to 12/31/2009	$9.18658	$9.97307	350,809
01/01/2010 to 12/31/2010	$9.97307	$10.45510	293,625
01/01/2011 to 12/31/2011	$10.45510	$10.78075	311,846
01/01/2012 to 12/31/2012	$10.78075	$11.30708	262,032
01/01/2013 to 12/31/2013	$11.30708	$10.83196	293,801
01/01/2014 to 12/31/2014	$10.83196	$11.29230	265,799
01/01/2015 to 12/31/2015	$11.29230	$11.11757	177,922
01/01/2016 to 12/31/2016	$11.11757	$11.36937	135,905
01/01/2017 to 12/31/2017	$11.36937	$11.75507	101,219
01/01/2018 to 12/31/2018	$11.75507	$11.17121	294,787
Invesco V.I. Diversified Dividend Fund - Series I
04/29/2011* to 12/31/2011	$9.99267	$9.05277	0
01/01/2012 to 12/31/2012	$9.05277	$10.45164	0
01/01/2013 to 12/31/2013	$10.45164	$13.31907	5,778
01/01/2014 to 12/31/2014	$13.31907	$14.61442	5,935
01/01/2015 to 12/31/2015	$14.61442	$14.50622	5,935
01/01/2016 to 12/31/2016	$14.50622	$16.19835	5,753
01/01/2017 to 12/31/2017	$16.19835	$17.10509	5,753
01/01/2018 to 12/31/2018	$17.10509	$15.37230	5,753

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Health Care Fund - Series I
formerly,Invesco V.I. Global Health Care Fund - Series I
01/01/2009 to 12/31/2009	$8.55105	$10.61747	0
01/01/2010 to 12/31/2010	$10.61747	$10.87219	0
01/01/2011 to 12/31/2011	$10.87219	$10.99150	0
01/01/2012 to 12/31/2012	$10.99150	$12.92230	1,682
01/01/2013 to 12/31/2013	$12.92230	$17.66225	5,268
01/01/2014 to 12/31/2014	$17.66225	$20.55531	5,730
01/01/2015 to 12/31/2015	$20.55531	$20.62230	1,296
01/01/2016 to 12/31/2016	$20.62230	$17.75778	0
01/01/2017 to 12/31/2017	$17.75778	$20.00427	0
01/01/2018 to 12/31/2018	$20.00427	$19.62693	0
Invesco V.I. Mid Cap Growth Portfolio, Series I
04/27/2012* to 12/31/2012	$10.04962	$9.69143	0
01/01/2013 to 12/31/2013	$9.69143	$12.91380	0
01/01/2014 to 12/31/2014	$12.91380	$13.56799	0
01/01/2015 to 12/31/2015	$13.56799	$13.35405	0
01/01/2016 to 12/31/2016	$13.35405	$13.08590	0
01/01/2017 to 12/31/2017	$13.08590	$15.58972	0
01/01/2018 to 12/31/2018	$15.58972	$14.31214	0
Invesco V.I. Technology Fund - Series I
01/01/2009 to 12/31/2009	$6.45133	$9.87523	0
01/01/2010 to 12/31/2010	$9.87523	$11.65020	0
01/01/2011 to 12/31/2011	$11.65020	$10.75770	0
01/01/2012 to 12/31/2012	$10.75770	$11.64120	0
01/01/2013 to 12/31/2013	$11.64120	$14.16778	0
01/01/2014 to 12/31/2014	$14.16778	$15.30092	0
01/01/2015 to 12/31/2015	$15.30092	$15.89424	0
01/01/2016 to 12/31/2016	$15.89424	$15.34137	0
01/01/2017 to 12/31/2017	$15.34137	$20.16316	0
01/01/2018 to 12/31/2018	$20.16316	$19.51638	0
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.12615	$9.68536	1,297
01/01/2017 to 12/31/2017	$9.68536	$13.29113	1,126
01/01/2018 to 12/31/2018	$13.29113	$10.63471	1,262
ProFund VP Asia 30
01/01/2009 to 12/31/2009	$10.34872	$15.51901	0
01/01/2010 to 12/31/2010	$15.51901	$17.19152	0
01/01/2011 to 12/31/2011	$17.19152	$12.20559	0
01/01/2012 to 12/31/2012	$12.20559	$13.70598	0
01/01/2013 to 12/31/2013	$13.70598	$15.32484	0
01/01/2014 to 12/31/2014	$15.32484	$14.66952	0
01/01/2015 to 12/31/2015	$14.66952	$12.92763	0
01/01/2016 to 12/31/2016	$12.92763	$12.65354	0
01/01/2017 to 12/31/2017	$12.65354	$16.35303	0
01/01/2018 to 12/31/2018	$16.35303	$12.94374	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Banks
01/01/2009 to 12/31/2009	$4.14649	$3.86107	0
01/01/2010 to 12/31/2010	$3.86107	$4.06786	0
01/01/2011 to 12/31/2011	$4.06786	$2.89775	0
01/01/2012 to 12/31/2012	$2.89775	$3.75923	0
01/01/2013 to 12/31/2013	$3.75923	$4.87907	0
01/01/2014 to 12/31/2014	$4.87907	$5.23735	0
01/01/2015 to 12/31/2015	$5.23735	$5.07121	0
01/01/2016 to 12/31/2016	$5.07121	$6.07775	0
01/01/2017 to 12/31/2017	$6.07775	$6.97029	0
01/01/2018 to 12/31/2018	$6.97029	$5.56448	0
ProFund VP Basic Materials
01/01/2009 to 12/31/2009	$6.40355	$10.11167	5,700
01/01/2010 to 12/31/2010	$10.11167	$12.75409	2,719
01/01/2011 to 12/31/2011	$12.75409	$10.40033	0
01/01/2012 to 12/31/2012	$10.40033	$10.97190	0
01/01/2013 to 12/31/2013	$10.97190	$12.63704	0
01/01/2014 to 12/31/2014	$12.63704	$12.49662	0
01/01/2015 to 12/31/2015	$12.49662	$10.46081	0
01/01/2016 to 12/31/2016	$10.46081	$12.05521	0
01/01/2017 to 12/31/2017	$12.05521	$14.41649	0
01/01/2018 to 12/31/2018	$14.41649	$11.54232	0
ProFund VP Bear
01/01/2009 to 12/31/2009	$11.44870	$8.03088	1,342
01/01/2010 to 12/31/2010	$8.03088	$6.41985	269
01/01/2011 to 12/31/2011	$6.41985	$5.68899	0
01/01/2012 to 12/31/2012	$5.68899	$4.61395	0
01/01/2013 to 12/31/2013	$4.61395	$3.29564	0
01/01/2014 to 12/31/2014	$3.29564	$2.74831	0
01/01/2015 to 12/31/2015	$2.74831	$2.54111	0
01/01/2016 to 12/31/2016	$2.54111	$2.14881	0
01/01/2017 to 12/31/2017	$2.14881	$1.71443	0
01/01/2018 to 12/31/2018	$1.71443	$1.73459	0
ProFund VP Biotechnology
01/01/2009 to 12/31/2009	$11.99766	$12.10142	0
01/01/2010 to 12/31/2010	$12.10142	$12.36904	0
01/01/2011 to 12/31/2011	$12.36904	$12.81872	0
01/01/2012 to 12/31/2012	$12.81872	$17.53999	0
01/01/2013 to 12/31/2013	$17.53999	$28.72898	0
01/01/2014 to 12/31/2014	$28.72898	$36.24512	0
01/01/2015 to 12/31/2015	$36.24512	$36.41157	0
01/01/2016 to 12/31/2016	$36.41157	$29.93137	0
01/01/2017 to 12/31/2017	$29.93137	$35.67302	0
01/01/2018 to 12/31/2018	$35.67302	$32.34552	0
ProFund VP Bull
01/01/2009 to 12/31/2009	$6.84167	$8.27336	3,484
01/01/2010 to 12/31/2010	$8.27336	$9.05801	0
01/01/2011 to 12/31/2011	$9.05801	$8.80949	816
01/01/2012 to 12/31/2012	$8.80949	$9.75656	998
01/01/2013 to 12/31/2013	$9.75656	$12.31174	0
01/01/2014 to 12/31/2014	$12.31174	$13.34644	0
01/01/2015 to 12/31/2015	$13.34644	$12.91997	0
01/01/2016 to 12/31/2016	$12.91997	$13.77952	0
01/01/2017 to 12/31/2017	$13.77952	$15.99402	0
01/01/2018 to 12/31/2018	$15.99402	$14.59563	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Consumer Goods Portfolio
01/01/2009 to 12/31/2009	$7.96440	$9.41587	589
01/01/2010 to 12/31/2010	$9.41587	$10.74702	7,197
01/01/2011 to 12/31/2011	$10.74702	$11.17801	998
01/01/2012 to 12/31/2012	$11.17801	$12.05038	1,744
01/01/2013 to 12/31/2013	$12.05038	$15.05350	3,425
01/01/2014 to 12/31/2014	$15.05350	$16.13683	3,904
01/01/2015 to 12/31/2015	$16.13683	$16.34648	557
01/01/2016 to 12/31/2016	$16.34648	$16.46151	527
01/01/2017 to 12/31/2017	$16.46151	$18.42048	327
01/01/2018 to 12/31/2018	$18.42048	$15.25959	66
ProFund VP Consumer Services
01/01/2009 to 12/31/2009	$6.27898	$7.98731	4,595
01/01/2010 to 12/31/2010	$7.98731	$9.42931	3,330
01/01/2011 to 12/31/2011	$9.42931	$9.67490	1,240
01/01/2012 to 12/31/2012	$9.67490	$11.48757	1,877
01/01/2013 to 12/31/2013	$11.48757	$15.62598	4,895
01/01/2014 to 12/31/2014	$15.62598	$17.08982	4,202
01/01/2015 to 12/31/2015	$17.08982	$17.39919	802
01/01/2016 to 12/31/2016	$17.39919	$17.63030	240
01/01/2017 to 12/31/2017	$17.63030	$20.29637	0
01/01/2018 to 12/31/2018	$20.29637	$19.85661	0
ProFund VP Europe 30
01/01/2009 to 12/31/2009	$7.23565	$9.30888	8,044
01/01/2010 to 12/31/2010	$9.30888	$9.29148	1,679
01/01/2011 to 12/31/2011	$9.29148	$8.23340	907
01/01/2012 to 12/31/2012	$8.23340	$9.33536	1,673
01/01/2013 to 12/31/2013	$9.33536	$11.04290	0
01/01/2014 to 12/31/2014	$11.04290	$9.81042	0
01/01/2015 to 12/31/2015	$9.81042	$8.50266	0
01/01/2016 to 12/31/2016	$8.50266	$8.91526	0
01/01/2017 to 12/31/2017	$8.91526	$10.38010	0
01/01/2018 to 12/31/2018	$10.38010	$8.66692	0
ProFund VP Financials
01/01/2009 to 12/31/2009	$4.55353	$5.09278	0
01/01/2010 to 12/31/2010	$5.09278	$5.49417	0
01/01/2011 to 12/31/2011	$5.49417	$4.60421	0
01/01/2012 to 12/31/2012	$4.60421	$5.58464	0
01/01/2013 to 12/31/2013	$5.58464	$7.17338	0
01/01/2014 to 12/31/2014	$7.17338	$7.87728	2,730
01/01/2015 to 12/31/2015	$7.87728	$7.54613	2,730
01/01/2016 to 12/31/2016	$7.54613	$8.46361	2,646
01/01/2017 to 12/31/2017	$8.46361	$9.72884	2,646
01/01/2018 to 12/31/2018	$9.72884	$8.47319	2,646
ProFund VP Health Care
01/01/2009 to 12/31/2009	$8.18595	$9.51778	699
01/01/2010 to 12/31/2010	$9.51778	$9.51942	343
01/01/2011 to 12/31/2011	$9.51942	$10.19439	3,455
01/01/2012 to 12/31/2012	$10.19439	$11.63899	3,856
01/01/2013 to 12/31/2013	$11.63899	$15.81937	6,927
01/01/2014 to 12/31/2014	$15.81937	$19.03034	6,261
01/01/2015 to 12/31/2015	$19.03034	$19.43667	0
01/01/2016 to 12/31/2016	$19.43667	$18.13738	0
01/01/2017 to 12/31/2017	$18.13738	$21.33004	0
01/01/2018 to 12/31/2018	$21.33004	$21.66016	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Industrials
01/01/2009 to 12/31/2009	$6.88420	$8.30824	4,134
01/01/2010 to 12/31/2010	$8.30824	$9.99885	3,430
01/01/2011 to 12/31/2011	$9.99885	$9.55071	1,594
01/01/2012 to 12/31/2012	$9.55071	$10.75494	2,885
01/01/2013 to 12/31/2013	$10.75494	$14.45347	3,596
01/01/2014 to 12/31/2014	$14.45347	$14.83996	1,852
01/01/2015 to 12/31/2015	$14.83996	$13.93821	0
01/01/2016 to 12/31/2016	$13.93821	$15.93458	0
01/01/2017 to 12/31/2017	$15.93458	$18.96898	0
01/01/2018 to 12/31/2018	$18.96898	$16.08972	0
ProFund VP Internet
01/01/2009 to 12/31/2009	$7.21924	$12.44639	0
01/01/2010 to 12/31/2010	$12.44639	$16.37456	0
01/01/2011 to 12/31/2011	$16.37456	$14.82470	0
01/01/2012 to 12/31/2012	$14.82470	$17.26551	0
01/01/2013 to 12/31/2013	$17.26551	$25.47371	0
01/01/2014 to 12/31/2014	$25.47371	$25.05102	0
01/01/2015 to 12/31/2015	$25.05102	$29.32073	0
01/01/2016 to 12/31/2016	$29.32073	$30.09341	0
01/01/2017 to 12/31/2017	$30.09341	$39.82031	0
01/01/2018 to 12/31/2018	$39.82031	$40.62949	0
ProFund VP Japan
01/01/2009 to 12/31/2009	$7.27528	$7.80589	4,425
01/01/2010 to 12/31/2010	$7.80589	$7.09529	722
01/01/2011 to 12/31/2011	$7.09529	$5.62108	248
01/01/2012 to 12/31/2012	$5.62108	$6.72060	1,676
01/01/2013 to 12/31/2013	$6.72060	$9.68864	0
01/01/2014 to 12/31/2014	$9.68864	$9.72623	0
01/01/2015 to 12/31/2015	$9.72623	$10.00825	0
01/01/2016 to 12/31/2016	$10.00825	$9.77405	0
01/01/2017 to 12/31/2017	$9.77405	$11.26005	0
01/01/2018 to 12/31/2018	$11.26005	$9.67464	0
ProFund VP Large-Cap Growth
01/01/2009 to 12/31/2009	$6.92113	$8.73218	40,553
01/01/2010 to 12/31/2010	$8.73218	$9.61183	4,454
01/01/2011 to 12/31/2011	$9.61183	$9.64061	353
01/01/2012 to 12/31/2012	$9.64061	$10.56723	785
01/01/2013 to 12/31/2013	$10.56723	$13.42825	0
01/01/2014 to 12/31/2014	$13.42825	$14.74730	0
01/01/2015 to 12/31/2015	$14.74730	$14.88062	0
01/01/2016 to 12/31/2016	$14.88062	$15.19828	0
01/01/2017 to 12/31/2017	$15.19828	$18.52026	0
01/01/2018 to 12/31/2018	$18.52026	$17.67318	0
ProFund VP Large-Cap Value
01/01/2009 to 12/31/2009	$6.65008	$7.72597	44,390
01/01/2010 to 12/31/2010	$7.72597	$8.48241	457
01/01/2011 to 12/31/2011	$8.48241	$8.14400	4,407
01/01/2012 to 12/31/2012	$8.14400	$9.14091	0
01/01/2013 to 12/31/2013	$9.14091	$11.54696	0
01/01/2014 to 12/31/2014	$11.54696	$12.40563	0
01/01/2015 to 12/31/2015	$12.40563	$11.49305	0
01/01/2016 to 12/31/2016	$11.49305	$12.90269	0
01/01/2017 to 12/31/2017	$12.90269	$14.23481	0
01/01/2018 to 12/31/2018	$14.23481	$12.37019	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Mid-Cap Growth
01/01/2009 to 12/31/2009	$7.04708	$9.47940	1,928
01/01/2010 to 12/31/2010	$9.47940	$11.83875	3,897
01/01/2011 to 12/31/2011	$11.83875	$11.18060	537
01/01/2012 to 12/31/2012	$11.18060	$12.54492	415
01/01/2013 to 12/31/2013	$12.54492	$15.92425	0
01/01/2014 to 12/31/2014	$15.92425	$16.39873	0
01/01/2015 to 12/31/2015	$16.39873	$15.99295	0
01/01/2016 to 12/31/2016	$15.99295	$17.55710	0
01/01/2017 to 12/31/2017	$17.55710	$20.20179	0
01/01/2018 to 12/31/2018	$20.20179	$17.29004	0
ProFund VP Mid-Cap Value
01/01/2009 to 12/31/2009	$7.05538	$8.97953	1,667
01/01/2010 to 12/31/2010	$8.97953	$10.51873	2,975
01/01/2011 to 12/31/2011	$10.51873	$9.82848	459
01/01/2012 to 12/31/2012	$9.82848	$11.14090	1,265
01/01/2013 to 12/31/2013	$11.14090	$14.31905	0
01/01/2014 to 12/31/2014	$14.31905	$15.34360	0
01/01/2015 to 12/31/2015	$15.34360	$13.69436	0
01/01/2016 to 12/31/2016	$13.69436	$16.56068	0
01/01/2017 to 12/31/2017	$16.56068	$17.81525	0
01/01/2018 to 12/31/2018	$17.81525	$15.02036	0
ProFund VP NASDAQ-100
01/01/2009 to 12/31/2009	$6.93769	$10.25604	0
01/01/2010 to 12/31/2010	$10.25604	$11.79404	0
01/01/2011 to 12/31/2011	$11.79404	$11.63737	0
01/01/2012 to 12/31/2012	$11.63737	$13.15362	0
01/01/2013 to 12/31/2013	$13.15362	$17.17655	0
01/01/2014 to 12/31/2014	$17.17655	$19.54501	0
01/01/2015 to 12/31/2015	$19.54501	$20.42458	0
01/01/2016 to 12/31/2016	$20.42458	$20.90859	0
01/01/2017 to 12/31/2017	$20.90859	$26.51166	0
01/01/2018 to 12/31/2018	$26.51166	$25.29646	0
ProFund VP Oil & Gas
01/01/2009 to 12/31/2009	$10.14138	$11.39110	1,210
01/01/2010 to 12/31/2010	$11.39110	$13.04571	2,407
01/01/2011 to 12/31/2011	$13.04571	$12.97271	1,539
01/01/2012 to 12/31/2012	$12.97271	$12.98066	1,877
01/01/2013 to 12/31/2013	$12.98066	$15.66246	0
01/01/2014 to 12/31/2014	$15.66246	$13.57611	0
01/01/2015 to 12/31/2015	$13.57611	$10.11659	0
01/01/2016 to 12/31/2016	$10.11659	$12.21862	0
01/01/2017 to 12/31/2017	$12.21862	$11.50636	0
01/01/2018 to 12/31/2018	$11.50636	$8.92541	0
ProFund VP Pharmaceuticals
01/01/2009 to 12/31/2009	$8.03543	$9.13492	0
01/01/2010 to 12/31/2010	$9.13492	$8.92622	0
01/01/2011 to 12/31/2011	$8.92622	$10.08184	0
01/01/2012 to 12/31/2012	$10.08184	$10.96619	0
01/01/2013 to 12/31/2013	$10.96619	$14.03774	0
01/01/2014 to 12/31/2014	$14.03774	$16.29484	0
01/01/2015 to 12/31/2015	$16.29484	$16.55087	0
01/01/2016 to 12/31/2016	$16.55087	$15.49577	0
01/01/2017 to 12/31/2017	$15.49577	$16.63175	0
01/01/2018 to 12/31/2018	$16.63175	$15.16926	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Precious Metals
01/01/2009 to 12/31/2009	$10.06317	$13.24324	1,430
01/01/2010 to 12/31/2010	$13.24324	$17.12050	999
01/01/2011 to 12/31/2011	$17.12050	$13.45111	0
01/01/2012 to 12/31/2012	$13.45111	$11.17737	0
01/01/2013 to 12/31/2013	$11.17737	$6.74500	0
01/01/2014 to 12/31/2014	$6.74500	$4.99374	0
01/01/2015 to 12/31/2015	$4.99374	$3.26074	0
01/01/2016 to 12/31/2016	$3.26074	$4.94156	0
01/01/2017 to 12/31/2017	$4.94156	$5.05973	0
01/01/2018 to 12/31/2018	$5.05973	$4.25706	0
ProFund VP Real Estate
01/01/2009 to 12/31/2009	$6.44178	$8.01222	3,095
01/01/2010 to 12/31/2010	$8.01222	$9.71615	0
01/01/2011 to 12/31/2011	$9.71615	$9.89831	121
01/01/2012 to 12/31/2012	$9.89831	$11.27854	148
01/01/2013 to 12/31/2013	$11.27854	$10.97849	0
01/01/2014 to 12/31/2014	$10.97849	$13.34780	1,684
01/01/2015 to 12/31/2015	$13.34780	$13.02286	1,684
01/01/2016 to 12/31/2016	$13.02286	$13.39091	2,308
01/01/2017 to 12/31/2017	$13.39091	$14.07203	2,033
01/01/2018 to 12/31/2018	$14.07203	$12.90326	1,713
ProFund VP Rising Rates Opportunity
01/01/2009 to 12/31/2009	$5.42190	$6.96968	0
01/01/2010 to 12/31/2010	$6.96968	$5.69157	0
01/01/2011 to 12/31/2011	$5.69157	$3.45941	0
01/01/2012 to 12/31/2012	$3.45941	$3.13069	0
01/01/2013 to 12/31/2013	$3.13069	$3.54636	0
01/01/2014 to 12/31/2014	$3.54636	$2.40526	0
01/01/2015 to 12/31/2015	$2.40526	$2.30201	0
01/01/2016 to 12/31/2016	$2.30201	$2.12337	0
01/01/2017 to 12/31/2017	$2.12337	$1.81927	0
01/01/2018 to 12/31/2018	$1.81927	$1.84268	0
ProFund VP Semiconductor
01/01/2009 to 12/31/2009	$4.90152	$7.81678	0
01/01/2010 to 12/31/2010	$7.81678	$8.54509	0
01/01/2011 to 12/31/2011	$8.54509	$7.98637	0
01/01/2012 to 12/31/2012	$7.98637	$7.44230	0
01/01/2013 to 12/31/2013	$7.44230	$9.66069	0
01/01/2014 to 12/31/2014	$9.66069	$12.63929	0
01/01/2015 to 12/31/2015	$12.63929	$11.93827	0
01/01/2016 to 12/31/2016	$11.93827	$14.82820	0
01/01/2017 to 12/31/2017	$14.82820	$19.54958	0
01/01/2018 to 12/31/2018	$19.54958	$17.06382	0
ProFund VP Short Mid-Cap
01/01/2009 to 12/31/2009	$10.16658	$6.38748	0
01/01/2010 to 12/31/2010	$6.38748	$4.60625	0
01/01/2011 to 12/31/2011	$4.60625	$4.11134	0
01/01/2012 to 12/31/2012	$4.11134	$3.24030	0
01/01/2013 to 12/31/2013	$3.24030	$2.27835	0
01/01/2014 to 12/31/2014	$2.27835	$1.94017	0
01/01/2015 to 12/31/2015	$1.94017	$1.85463	0
01/01/2016 to 12/31/2016	$1.85463	$1.43963	0
01/01/2017 to 12/31/2017	$1.43963	$1.19212	0
01/01/2018 to 12/31/2018	$1.19212	$1.28629	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Short NASDAQ-100
01/01/2009 to 12/31/2009	$10.88995	$6.28402	0
01/01/2010 to 12/31/2010	$6.28402	$4.81641	0
01/01/2011 to 12/31/2011	$4.81641	$4.19352	0
01/01/2012 to 12/31/2012	$4.19352	$3.31144	0
01/01/2013 to 12/31/2013	$3.31144	$2.27340	0
01/01/2014 to 12/31/2014	$2.27340	$1.78233	0
01/01/2015 to 12/31/2015	$1.78233	$1.50714	0
01/01/2016 to 12/31/2016	$1.50714	$1.31835	0
01/01/2017 to 12/31/2017	$1.31835	$0.95851	0
01/01/2018 to 12/31/2018	$0.95851	$0.90509	0
ProFund VP Short Small-Cap
01/01/2009 to 12/31/2009	$9.66669	$6.35740	0
01/01/2010 to 12/31/2010	$6.35740	$4.39298	0
01/01/2011 to 12/31/2011	$4.39298	$3.88410	0
01/01/2012 to 12/31/2012	$3.88410	$3.06069	0
01/01/2013 to 12/31/2013	$3.06069	$2.04620	0
01/01/2014 to 12/31/2014	$2.04620	$1.80618	0
01/01/2015 to 12/31/2015	$1.80618	$1.74202	0
01/01/2016 to 12/31/2016	$1.74202	$1.32837	0
01/01/2017 to 12/31/2017	$1.32837	$1.10848	0
01/01/2018 to 12/31/2018	$1.10848	$1.18991	0
ProFund VP Small-Cap Growth
01/01/2009 to 12/31/2009	$7.20263	$8.83752	0
01/01/2010 to 12/31/2010	$8.83752	$10.80573	2,784
01/01/2011 to 12/31/2011	$10.80573	$10.64374	138
01/01/2012 to 12/31/2012	$10.64374	$11.64237	153
01/01/2013 to 12/31/2013	$11.64237	$15.89961	0
01/01/2014 to 12/31/2014	$15.89961	$15.79831	1,141
01/01/2015 to 12/31/2015	$15.79831	$15.54402	1,141
01/01/2016 to 12/31/2016	$15.54402	$18.17672	1,636
01/01/2017 to 12/31/2017	$18.17672	$19.97109	1,405
01/01/2018 to 12/31/2018	$19.97109	$18.30239	1,160
ProFund VP Small-Cap Value
01/01/2009 to 12/31/2009	$7.16486	$8.38937	586
01/01/2010 to 12/31/2010	$8.38937	$9.96215	3,373
01/01/2011 to 12/31/2011	$9.96215	$9.29122	623
01/01/2012 to 12/31/2012	$9.29122	$10.49501	603
01/01/2013 to 12/31/2013	$10.49501	$14.05201	455
01/01/2014 to 12/31/2014	$14.05201	$14.46006	451
01/01/2015 to 12/31/2015	$14.46006	$12.89824	492
01/01/2016 to 12/31/2016	$12.89824	$16.15442	407
01/01/2017 to 12/31/2017	$16.15442	$17.23724	414
01/01/2018 to 12/31/2018	$17.23724	$14.37777	460
ProFund VP Technology
01/01/2009 to 12/31/2009	$6.68204	$10.48999	0
01/01/2010 to 12/31/2010	$10.48999	$11.29656	0
01/01/2011 to 12/31/2011	$11.29656	$10.83644	0
01/01/2012 to 12/31/2012	$10.83644	$11.62399	0
01/01/2013 to 12/31/2013	$11.62399	$14.15233	0
01/01/2014 to 12/31/2014	$14.15233	$16.25660	0
01/01/2015 to 12/31/2015	$16.25660	$16.18943	0
01/01/2016 to 12/31/2016	$16.18943	$17.68900	0
01/01/2017 to 12/31/2017	$17.68900	$23.25743	0
01/01/2018 to 12/31/2018	$23.25743	$22.09514	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Telecommunications
01/01/2009 to 12/31/2009	$8.56398	$8.93811	0
01/01/2010 to 12/31/2010	$8.93811	$10.05599	0
01/01/2011 to 12/31/2011	$10.05599	$9.96264	905
01/01/2012 to 12/31/2012	$9.96264	$11.28841	2,223
01/01/2013 to 12/31/2013	$11.28841	$12.30290	716
01/01/2014 to 12/31/2014	$12.30290	$12.03220	673
01/01/2015 to 12/31/2015	$12.03220	$11.87944	427
01/01/2016 to 12/31/2016	$11.87944	$14.05588	788
01/01/2017 to 12/31/2017	$14.05588	$13.38007	602
01/01/2018 to 12/31/2018	$13.38007	$11.04477	211
ProFund VP U.S. Government Plus
01/01/2009 to 12/31/2009	$15.29406	$10.02197	1,056
01/01/2010 to 12/31/2010	$10.02197	$10.73123	328
01/01/2011 to 12/31/2011	$10.73123	$14.97895	1,042
01/01/2012 to 12/31/2012	$14.97895	$14.70796	323
01/01/2013 to 12/31/2013	$14.70796	$11.56958	0
01/01/2014 to 12/31/2014	$11.56958	$15.34618	0
01/01/2015 to 12/31/2015	$15.34618	$14.08222	0
01/01/2016 to 12/31/2016	$14.08222	$13.65387	0
01/01/2017 to 12/31/2017	$13.65387	$14.53941	0
01/01/2018 to 12/31/2018	$14.53941	$13.37062	0
ProFund VP UltraBull
01/01/2009 to 12/31/2009	$3.82017	$5.37351	0
01/01/2010 to 12/31/2010	$5.37351	$6.38425	0
01/01/2011 to 12/31/2011	$6.38425	$5.90906	0
01/01/2012 to 12/31/2012	$5.90906	$7.40781	0
01/01/2013 to 12/31/2013	$7.40781	$12.10682	0
01/01/2014 to 12/31/2014	$12.10682	$14.51002	0
01/01/2015 to 12/31/2015	$14.51002	$13.70409	0
01/01/2016 to 12/31/2016	$13.70409	$15.80743	0
01/01/2017 to 12/31/2017	$15.80743	$21.68067	0
01/01/2018 to 12/31/2018	$21.68067	$17.81191	0
ProFund VP UltraMid-Cap
01/01/2009 to 12/31/2009	$3.99900	$6.44739	0
01/01/2010 to 12/31/2010	$6.44739	$9.38527	0
01/01/2011 to 12/31/2011	$9.38527	$7.88161	0
01/01/2012 to 12/31/2012	$7.88161	$10.15463	0
01/01/2013 to 12/31/2013	$10.15463	$16.84914	0
01/01/2014 to 12/31/2014	$16.84914	$18.89975	0
01/01/2015 to 12/31/2015	$18.89975	$16.69832	0
01/01/2016 to 12/31/2016	$16.69832	$22.39762	0
01/01/2017 to 12/31/2017	$22.39762	$28.07028	0
01/01/2018 to 12/31/2018	$28.07028	$19.98677	0
ProFund VP UltraNASDAQ-100
01/01/2009 to 12/31/2009	$3.73613	$7.96982	0
01/01/2010 to 12/31/2010	$7.96982	$10.48089	0
01/01/2011 to 12/31/2011	$10.48089	$10.07155	0
01/01/2012 to 12/31/2012	$10.07155	$13.10005	0
01/01/2013 to 12/31/2013	$13.10005	$22.81063	0
01/01/2014 to 12/31/2014	$22.81063	$30.13418	0
01/01/2015 to 12/31/2015	$30.13418	$33.29218	0
01/01/2016 to 12/31/2016	$33.29218	$35.17131	0
01/01/2017 to 12/31/2017	$35.17131	$57.58313	0
01/01/2018 to 12/31/2018	$57.58313	$50.59698	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP UltraSmall-Cap
01/01/2009 to 12/31/2009	$3.63317	$4.95269	0
01/01/2010 to 12/31/2010	$4.95269	$7.14987	0
01/01/2011 to 12/31/2011	$7.14987	$5.64378	0
01/01/2012 to 12/31/2012	$5.64378	$7.10819	0
01/01/2013 to 12/31/2013	$7.10819	$12.90375	0
01/01/2014 to 12/31/2014	$12.90375	$13.22382	0
01/01/2015 to 12/31/2015	$13.22382	$11.19127	0
01/01/2016 to 12/31/2016	$11.19127	$15.19385	0
01/01/2017 to 12/31/2017	$15.19385	$18.50107	0
01/01/2018 to 12/31/2018	$18.50107	$13.14034	0
ProFund VP Utilities
01/01/2009 to 12/31/2009	$9.34786	$10.06675	0
01/01/2010 to 12/31/2010	$10.06675	$10.37255	0
01/01/2011 to 12/31/2011	$10.37255	$11.85437	1,095
01/01/2012 to 12/31/2012	$11.85437	$11.54386	1,471
01/01/2013 to 12/31/2013	$11.54386	$12.72111	679
01/01/2014 to 12/31/2014	$12.72111	$15.57374	526
01/01/2015 to 12/31/2015	$15.57374	$14.17574	358
01/01/2016 to 12/31/2016	$14.17574	$15.86563	655
01/01/2017 to 12/31/2017	$15.86563	$17.07235	403
01/01/2018 to 12/31/2018	$17.07235	$17.07901	140
PSF SP International Growth Portfolio
formerly,Prudential SP International Growth Portfolio
01/01/2009 to 12/31/2009	$7.40821	$9.88082	2,362
01/01/2010 to 12/31/2010	$9.88082	$10.95545	2,206
01/01/2011 to 12/31/2011	$10.95545	$9.06539	1,213
01/01/2012 to 12/31/2012	$9.06539	$10.79007	1,057
01/01/2013 to 12/31/2013	$10.79007	$12.47344	2,560
01/01/2014 to 12/31/2014	$12.47344	$11.43711	1,052
01/01/2015 to 12/31/2015	$11.43711	$11.49708	964
01/01/2016 to 12/31/2016	$11.49708	$10.78105	1,000
01/01/2017 to 12/31/2017	$10.78105	$14.24078	809
01/01/2018 to 12/31/2018	$14.24078	$12.07279	820
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$8.85661	$10.65393	970
01/01/2011 to 12/31/2011	$10.65393	$9.03608	581
01/01/2012 to 12/31/2012	$9.03608	$9.98939	567
01/01/2013 to 12/31/2013	$9.98939	$11.65175	548
01/01/2014 to 12/31/2014	$11.65175	$10.73069	608
01/01/2015 to 12/31/2015	$10.73069	$10.67510	595
01/01/2016 to 12/31/2016	$10.67510	$10.72024	614
01/01/2017 to 12/31/2017	$10.72024	$13.01813	549
01/01/2018 to 12/31/2018	$13.01813	$10.52393	629
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$10.86691	$13.63406	12,116
01/01/2011 to 12/31/2011	$13.63406	$12.54942	5,363
01/01/2012 to 12/31/2012	$12.54942	$14.73674	4,519
01/01/2013 to 12/31/2013	$14.73674	$20.09548	6,930
01/01/2014 to 12/31/2014	$20.09548	$20.34165	6,852
01/01/2015 to 12/31/2015	$20.34165	$20.10291	194
01/01/2016 to 12/31/2016	$20.10291	$19.70146	122
01/01/2017 to 12/31/2017	$19.70146	$25.85882	200
01/01/2018 to 12/31/2018	$25.85882	$25.27405	85

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Wells Fargo VT Small Cap Growth Fund - Class 1
07/16/2010* to 12/31/2010	$9.59296	$12.18495	612
01/01/2011 to 12/31/2011	$12.18495	$11.33590	0
01/01/2012 to 12/31/2012	$11.33590	$11.91770	0
01/01/2013 to 12/31/2013	$11.91770	$17.44975	0
01/01/2014 to 12/31/2014	$17.44975	$16.68557	0
01/01/2015 to 12/31/2015	$16.68557	$15.79906	0
01/01/2016 to 12/31/2016	$15.79906	$16.61090	0
01/01/2017 to 12/31/2017	$16.61090	$20.37831	0
01/01/2018 to 12/31/2018	$20.37831	$20.10677	0
*Denotes the start date of these sub-accounts

ASL II
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With LT5, HDV, and EBP (3.00%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ACCESS VP High Yield Fund
01/01/2009 to 12/31/2009	$10.49696	$11.90430	0
01/01/2010 to 12/31/2010	$11.90430	$13.43829	0
01/01/2011 to 12/31/2011	$13.43829	$13.39388	0
01/01/2012 to 12/31/2012	$13.39388	$14.82626	0
01/01/2013 to 12/31/2013	$14.82626	$15.82234	0
01/01/2014 to 12/31/2014	$15.82234	$15.70668	0
01/01/2015 to 12/31/2015	$15.70668	$15.25895	0
01/01/2016 to 12/31/2016	$15.25895	$16.13475	0
01/01/2017 to 12/31/2017	$16.13475	$16.40243	0
01/01/2018 to 12/31/2018	$16.40243	$15.81030	0
AST Academic Strategies Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.59823	$9.16548	46,682
01/01/2010 to 12/31/2010	$9.16548	$9.95441	47,467
01/01/2011 to 12/31/2011	$9.95441	$9.39953	47,097
01/01/2012 to 12/31/2012	$9.39953	$10.26278	46,247
01/01/2013 to 12/31/2013	$10.26278	$10.94787	46,099
01/01/2014 to 12/31/2014	$10.94787	$11.02496	45,256
01/01/2015 to 12/31/2015	$11.02496	$10.34987	44,398
01/01/2016 to 12/31/2016	$10.34987	$10.67628	43,170
01/01/2017 to 12/31/2017	$10.67628	$11.66022	37,256
01/01/2018 to 12/31/2018	$11.66022	$10.38839	33,592
AST Advanced Strategies Portfolio
01/01/2009 to 12/31/2009	$7.62501	$9.33416	10,122
01/01/2010 to 12/31/2010	$9.33416	$10.29529	9,458
01/01/2011 to 12/31/2011	$10.29529	$9.99816	9,294
01/01/2012 to 12/31/2012	$9.99816	$11.02134	5,212
01/01/2013 to 12/31/2013	$11.02134	$12.46082	2,887
01/01/2014 to 12/31/2014	$12.46082	$12.82529	2,835
01/01/2015 to 12/31/2015	$12.82529	$12.54040	2,794
01/01/2016 to 12/31/2016	$12.54040	$13.02971	2,671
01/01/2017 to 12/31/2017	$13.02971	$14.77941	0
01/01/2018 to 12/31/2018	$14.77941	$13.48980	0
AST Balanced Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.85940	$9.39981	6,761
01/01/2010 to 12/31/2010	$9.39981	$10.24068	4,366
01/01/2011 to 12/31/2011	$10.24068	$9.81326	4,220
01/01/2012 to 12/31/2012	$9.81326	$10.70591	4,153
01/01/2013 to 12/31/2013	$10.70591	$12.21751	1,868
01/01/2014 to 12/31/2014	$12.21751	$12.62386	1,851
01/01/2015 to 12/31/2015	$12.62386	$12.30340	1,853
01/01/2016 to 12/31/2016	$12.30340	$12.68683	1,854
01/01/2017 to 12/31/2017	$12.68683	$14.14181	0
01/01/2018 to 12/31/2018	$14.14181	$13.03844	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99750	$9.08219	0
01/01/2012 to 12/31/2012	$9.08219	$9.85713	1,253
01/01/2013 to 12/31/2013	$9.85713	$10.59916	1,244
01/01/2014 to 12/31/2014	$10.59916	$10.78449	1,214
01/01/2015 to 12/31/2015	$10.78449	$10.14709	1,200
01/01/2016 to 12/31/2016	$10.14709	$10.52848	1,095
01/01/2017 to 12/31/2017	$10.52848	$11.50168	0
01/01/2018 to 12/31/2018	$11.50168	$10.56591	0
AST BlackRock Low Duration Bond Portfolio
01/01/2009 to 12/31/2009	$10.17428	$10.87872	0
01/01/2010 to 12/31/2010	$10.87872	$10.96387	0
01/01/2011 to 12/31/2011	$10.96387	$10.87479	0
01/01/2012 to 12/31/2012	$10.87479	$11.04315	0
01/01/2013 to 12/31/2013	$11.04315	$10.47893	0
01/01/2014 to 12/31/2014	$10.47893	$10.15466	0
01/01/2015 to 12/31/2015	$10.15466	$9.89760	0
01/01/2016 to 12/31/2016	$9.89760	$9.75868	0
01/01/2017 to 12/31/2017	$9.75868	$9.62828	0
01/01/2018 to 12/31/2018	$9.62828	$9.40749	0
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2009 to 12/31/2009	$10.05766	$11.36843	0
01/01/2010 to 12/31/2010	$11.36843	$11.87856	0
01/01/2011 to 12/31/2011	$11.87856	$11.88918	0
01/01/2012 to 12/31/2012	$11.88918	$12.60689	0
01/01/2013 to 12/31/2013	$12.60689	$12.00395	0
01/01/2014 to 12/31/2014	$12.00395	$12.13642	0
01/01/2015 to 12/31/2015	$12.13642	$11.52424	0
01/01/2016 to 12/31/2016	$11.52424	$11.65203	0
01/01/2017 to 12/31/2017	$11.65203	$11.79637	0
01/01/2018 to 12/31/2018	$11.79637	$11.36501	0
AST Bond Portfolio 2018
05/01/2009* to 12/31/2009	$9.92237	$9.61315	0
01/01/2010 to 12/31/2010	$9.61315	$10.36782	0
01/01/2011 to 12/31/2011	$10.36782	$11.42332	0
01/01/2012 to 12/31/2012	$11.42332	$11.71345	0
01/01/2013 to 12/31/2013	$11.71345	$11.00491	0
01/01/2014 to 12/31/2014	$11.00491	$10.95901	0
01/01/2015 to 12/31/2015	$10.95901	$10.71636	0
01/01/2016 to 12/31/2016	$10.71636	$10.56285	0
01/01/2017 to 12/31/2017	$10.56285	$10.31966	0
01/01/2018 to 12/31/2018	$10.31966	$10.08418	0
AST Bond Portfolio 2019
05/01/2009* to 12/31/2009	$9.90515	$9.51459	0
01/01/2010 to 12/31/2010	$9.51459	$10.27777	0
01/01/2011 to 12/31/2011	$10.27777	$11.56264	0
01/01/2012 to 12/31/2012	$11.56264	$11.87229	0
01/01/2013 to 12/31/2013	$11.87229	$10.95977	0
01/01/2014 to 12/31/2014	$10.95977	$11.08430	0
01/01/2015 to 12/31/2015	$11.08430	$10.86680	0
01/01/2016 to 12/31/2016	$10.86680	$10.69402	0
01/01/2017 to 12/31/2017	$10.69402	$10.45283	0
01/01/2018 to 12/31/2018	$10.45283	$10.19492	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2020
05/01/2009* to 12/31/2009	$9.88386	$9.19164	0
01/01/2010 to 12/31/2010	$9.19164	$9.97206	0
01/01/2011 to 12/31/2011	$9.97206	$11.48025	0
01/01/2012 to 12/31/2012	$11.48025	$11.83899	0
01/01/2013 to 12/31/2013	$11.83899	$10.73550	0
01/01/2014 to 12/31/2014	$10.73550	$11.05485	0
01/01/2015 to 12/31/2015	$11.05485	$10.88693	0
01/01/2016 to 12/31/2016	$10.88693	$10.76766	0
01/01/2017 to 12/31/2017	$10.76766	$10.53787	0
01/01/2018 to 12/31/2018	$10.53787	$10.24986	0
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99666	$10.87383	0
01/01/2011 to 12/31/2011	$10.87383	$12.68967	0
01/01/2012 to 12/31/2012	$12.68967	$13.14459	0
01/01/2013 to 12/31/2013	$13.14459	$11.85754	0
01/01/2014 to 12/31/2014	$11.85754	$12.38530	0
01/01/2015 to 12/31/2015	$12.38530	$12.22795	0
01/01/2016 to 12/31/2016	$12.22795	$12.10326	0
01/01/2017 to 12/31/2017	$12.10326	$11.92672	0
01/01/2018 to 12/31/2018	$11.92672	$11.57489	0
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99750	$11.87422	0
01/01/2012 to 12/31/2012	$11.87422	$12.19082	0
01/01/2013 to 12/31/2013	$12.19082	$10.67266	0
01/01/2014 to 12/31/2014	$10.67266	$11.42601	0
01/01/2015 to 12/31/2015	$11.42601	$11.31553	0
01/01/2016 to 12/31/2016	$11.31553	$11.17735	0
01/01/2017 to 12/31/2017	$11.17735	$11.01299	0
01/01/2018 to 12/31/2018	$11.01299	$10.66506	0
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99667	$10.27176	0
01/01/2013 to 12/31/2013	$10.27176	$8.94731	0
01/01/2014 to 12/31/2014	$8.94731	$9.77409	0
01/01/2015 to 12/31/2015	$9.77409	$9.73762	0
01/01/2016 to 12/31/2016	$9.73762	$9.62667	0
01/01/2017 to 12/31/2017	$9.62667	$9.49701	0
01/01/2018 to 12/31/2018	$9.49701	$9.18630	0
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99833	$8.64248	0
01/01/2014 to 12/31/2014	$8.64248	$9.60648	0
01/01/2015 to 12/31/2015	$9.60648	$9.58300	0
01/01/2016 to 12/31/2016	$9.58300	$9.47333	0
01/01/2017 to 12/31/2017	$9.47333	$9.34453	0
01/01/2018 to 12/31/2018	$9.34453	$9.00434	0
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99833	$11.16484	0
01/01/2015 to 12/31/2015	$11.16484	$11.04626	0
01/01/2016 to 12/31/2016	$11.04626	$10.98044	0
01/01/2017 to 12/31/2017	$10.98044	$10.84674	0
01/01/2018 to 12/31/2018	$10.84674	$10.44229	0
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99833	$9.81641	0
01/01/2016 to 12/31/2016	$9.81641	$9.72040	0
01/01/2017 to 12/31/2017	$9.72040	$9.65779	0
01/01/2018 to 12/31/2018	$9.65779	$9.26907	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99667	$9.75900	0
01/01/2017 to 12/31/2017	$9.75900	$9.72120	0
01/01/2018 to 12/31/2018	$9.72120	$9.30929	0
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99666	$9.91427	0
01/01/2018 to 12/31/2018	$9.91427	$9.41755	0
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99666	$9.54311	0
AST Capital Growth Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.40313	$8.99999	10,125
01/01/2010 to 12/31/2010	$8.99999	$9.89785	9,470
01/01/2011 to 12/31/2011	$9.89785	$9.36837	9,327
01/01/2012 to 12/31/2012	$9.36837	$10.33387	11,241
01/01/2013 to 12/31/2013	$10.33387	$12.29743	5,949
01/01/2014 to 12/31/2014	$12.29743	$12.76289	5,909
01/01/2015 to 12/31/2015	$12.76289	$12.44609	5,895
01/01/2016 to 12/31/2016	$12.44609	$12.89909	3,268
01/01/2017 to 12/31/2017	$12.89909	$14.75189	1,426
01/01/2018 to 12/31/2018	$14.75189	$13.41722	0
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99750	$11.52608	0
01/01/2014 to 12/31/2014	$11.52608	$12.70196	0
01/01/2015 to 12/31/2015	$12.70196	$11.88076	0
01/01/2016 to 12/31/2016	$11.88076	$13.24187	0
01/01/2017 to 12/31/2017	$13.24187	$15.20982	0
01/01/2018 to 12/31/2018	$15.20982	$14.04808	0
AST Cohen & Steers Realty Portfolio
01/01/2009 to 12/31/2009	$7.70934	$9.86551	0
01/01/2010 to 12/31/2010	$9.86551	$12.31559	0
01/01/2011 to 12/31/2011	$12.31559	$12.73409	0
01/01/2012 to 12/31/2012	$12.73409	$14.24720	0
01/01/2013 to 12/31/2013	$14.24720	$14.25275	0
01/01/2014 to 12/31/2014	$14.25275	$18.09936	0
01/01/2015 to 12/31/2015	$18.09936	$18.40695	0
01/01/2016 to 12/31/2016	$18.40695	$18.71619	0
01/01/2017 to 12/31/2017	$18.71619	$19.29027	0
01/01/2018 to 12/31/2018	$19.29027	$17.81878	0
AST Fidelity Institutional AM® Quantitative Portfolio
formerly,AST FI Pyramis® Quantitative Portfolio
01/01/2009 to 12/31/2009	$7.00219	$8.41215	2,711
01/01/2010 to 12/31/2010	$8.41215	$9.33203	2,039
01/01/2011 to 12/31/2011	$9.33203	$8.91636	2,051
01/01/2012 to 12/31/2012	$8.91636	$9.56815	2,075
01/01/2013 to 12/31/2013	$9.56815	$10.65116	2,119
01/01/2014 to 12/31/2014	$10.65116	$10.65721	2,191
01/01/2015 to 12/31/2015	$10.65721	$10.43994	2,186
01/01/2016 to 12/31/2016	$10.43994	$10.55831	2,203
01/01/2017 to 12/31/2017	$10.55831	$11.92964	0
01/01/2018 to 12/31/2018	$11.92964	$10.67360	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Global Real Estate Portfolio
01/01/2009 to 12/31/2009	$6.07502	$7.96101	0
01/01/2010 to 12/31/2010	$7.96101	$9.28228	0
01/01/2011 to 12/31/2011	$9.28228	$8.55052	0
01/01/2012 to 12/31/2012	$8.55052	$10.51679	0
01/01/2013 to 12/31/2013	$10.51679	$10.64480	0
01/01/2014 to 12/31/2014	$10.64480	$11.76319	0
01/01/2015 to 12/31/2015	$11.76319	$11.40004	0
01/01/2016 to 12/31/2016	$11.40004	$11.15800	0
01/01/2017 to 12/31/2017	$11.15800	$12.00251	0
01/01/2018 to 12/31/2018	$12.00251	$11.09216	0
AST Goldman Sachs Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$6.77303	$7.83039	0
01/01/2010 to 12/31/2010	$7.83039	$8.57432	0
01/01/2011 to 12/31/2011	$8.57432	$7.85845	0
01/01/2012 to 12/31/2012	$7.85845	$9.12137	0
01/01/2013 to 12/31/2013	$9.12137	$11.81562	0
01/01/2014 to 12/31/2014	$11.81562	$12.96633	0
01/01/2015 to 12/31/2015	$12.96633	$11.99601	0
01/01/2016 to 12/31/2016	$11.99601	$12.98012	0
01/01/2017 to 12/31/2017	$12.98012	$13.81914	0
01/01/2018 to 12/31/2018	$13.81914	$12.25928	0
AST Goldman Sachs Mid-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$7.16795	$10.92265	0
01/01/2010 to 12/31/2010	$10.92265	$12.69576	0
01/01/2011 to 12/31/2011	$12.69576	$11.94875	0
01/01/2012 to 12/31/2012	$11.94875	$13.86301	0
01/01/2013 to 12/31/2013	$13.86301	$17.77617	0
01/01/2014 to 12/31/2014	$17.77617	$19.23064	0
01/01/2015 to 12/31/2015	$19.23064	$17.59304	0
01/01/2016 to 12/31/2016	$17.59304	$17.34713	0
01/01/2017 to 12/31/2017	$17.34713	$21.38730	0
01/01/2018 to 12/31/2018	$21.38730	$19.83997	0
AST Goldman Sachs Multi-Asset Portfolio
01/01/2009 to 12/31/2009	$7.46431	$8.93346	0
01/01/2010 to 12/31/2010	$8.93346	$9.67062	0
01/01/2011 to 12/31/2011	$9.67062	$9.33350	0
01/01/2012 to 12/31/2012	$9.33350	$9.97010	0
01/01/2013 to 12/31/2013	$9.97010	$10.62088	0
01/01/2014 to 12/31/2014	$10.62088	$10.71863	0
01/01/2015 to 12/31/2015	$10.71863	$10.30253	0
01/01/2016 to 12/31/2016	$10.30253	$10.51956	0
01/01/2017 to 12/31/2017	$10.51956	$11.45836	0
01/01/2018 to 12/31/2018	$11.45836	$10.32834	0
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2009 to 12/31/2009	$7.77313	$9.56421	0
01/01/2010 to 12/31/2010	$9.56421	$11.76078	0
01/01/2011 to 12/31/2011	$11.76078	$11.55719	0
01/01/2012 to 12/31/2012	$11.55719	$12.96878	0
01/01/2013 to 12/31/2013	$12.96878	$17.46260	0
01/01/2014 to 12/31/2014	$17.46260	$18.15802	0
01/01/2015 to 12/31/2015	$18.15802	$16.64546	0
01/01/2016 to 12/31/2016	$16.64546	$20.07325	0
01/01/2017 to 12/31/2017	$20.07325	$21.84618	0
01/01/2018 to 12/31/2018	$21.84618	$18.20701	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Government Money Market Portfolio
01/01/2009 to 12/31/2009	$10.25100	$9.96799	0
01/01/2010 to 12/31/2010	$9.96799	$9.67128	0
01/01/2011 to 12/31/2011	$9.67128	$9.38382	0
01/01/2012 to 12/31/2012	$9.38382	$9.10243	0
01/01/2013 to 12/31/2013	$9.10243	$8.82930	0
01/01/2014 to 12/31/2014	$8.82930	$8.56438	0
01/01/2015 to 12/31/2015	$8.56438	$8.30752	0
01/01/2016 to 12/31/2016	$8.30752	$8.05896	0
01/01/2017 to 12/31/2017	$8.05896	$7.84451	0
01/01/2018 to 12/31/2018	$7.84451	$7.70685	0
AST High Yield Portfolio
01/01/2009 to 12/31/2009	$7.49022	$9.84872	0
01/01/2010 to 12/31/2010	$9.84872	$10.84305	0
01/01/2011 to 12/31/2011	$10.84305	$10.85215	0
01/01/2012 to 12/31/2012	$10.85215	$11.98653	0
01/01/2013 to 12/31/2013	$11.98653	$12.46186	0
01/01/2014 to 12/31/2014	$12.46186	$12.39716	0
01/01/2015 to 12/31/2015	$12.39716	$11.59665	0
01/01/2016 to 12/31/2016	$11.59665	$12.98165	0
01/01/2017 to 12/31/2017	$12.98165	$13.53417	0
01/01/2018 to 12/31/2018	$13.53417	$12.86521	0
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$6.40458	$7.41967	0
01/01/2010 to 12/31/2010	$7.41967	$8.14431	0
01/01/2011 to 12/31/2011	$8.14431	$7.56982	0
01/01/2012 to 12/31/2012	$7.56982	$8.58222	0
01/01/2013 to 12/31/2013	$8.58222	$11.64335	0
01/01/2014 to 12/31/2014	$11.64335	$12.84660	0
01/01/2015 to 12/31/2015	$12.84660	$11.48474	0
01/01/2016 to 12/31/2016	$11.48474	$13.35659	0
01/01/2017 to 12/31/2017	$13.35659	$15.44393	0
01/01/2018 to 12/31/2018	$15.44393	$12.85818	0
AST International Growth Portfolio
01/01/2009 to 12/31/2009	$7.29951	$9.57916	0
01/01/2010 to 12/31/2010	$9.57916	$10.63922	0
01/01/2011 to 12/31/2011	$10.63922	$8.98662	0
01/01/2012 to 12/31/2012	$8.98662	$10.49202	0
01/01/2013 to 12/31/2013	$10.49202	$12.11687	0
01/01/2014 to 12/31/2014	$12.11687	$11.10385	0
01/01/2015 to 12/31/2015	$11.10385	$11.10981	0
01/01/2016 to 12/31/2016	$11.10981	$10.37006	0
01/01/2017 to 12/31/2017	$10.37006	$13.62382	0
01/01/2018 to 12/31/2018	$13.62382	$11.45131	0
AST International Value Portfolio
01/01/2009 to 12/31/2009	$8.12256	$10.28186	0
01/01/2010 to 12/31/2010	$10.28186	$11.07887	0
01/01/2011 to 12/31/2011	$11.07887	$9.39814	0
01/01/2012 to 12/31/2012	$9.39814	$10.63589	0
01/01/2013 to 12/31/2013	$10.63589	$12.32540	0
01/01/2014 to 12/31/2014	$12.32540	$11.15414	0
01/01/2015 to 12/31/2015	$11.15414	$10.90786	0
01/01/2016 to 12/31/2016	$10.90786	$10.64280	0
01/01/2017 to 12/31/2017	$10.64280	$12.67979	0
01/01/2018 to 12/31/2018	$12.67979	$10.31278	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan Global Thematic Portfolio
01/01/2009 to 12/31/2009	$6.83719	$8.40067	0
01/01/2010 to 12/31/2010	$8.40067	$9.27478	0
01/01/2011 to 12/31/2011	$9.27478	$8.94576	0
01/01/2012 to 12/31/2012	$8.94576	$9.85560	0
01/01/2013 to 12/31/2013	$9.85560	$11.11653	0
01/01/2014 to 12/31/2014	$11.11653	$11.46930	0
01/01/2015 to 12/31/2015	$11.46930	$11.00863	0
01/01/2016 to 12/31/2016	$11.00863	$11.23632	0
01/01/2017 to 12/31/2017	$11.23632	$12.74843	0
01/01/2018 to 12/31/2018	$12.74843	$11.45247	0
AST J.P. Morgan International Equity Portfolio
01/01/2009 to 12/31/2009	$7.57207	$9.98036	0
01/01/2010 to 12/31/2010	$9.98036	$10.37536	0
01/01/2011 to 12/31/2011	$10.37536	$9.14348	0
01/01/2012 to 12/31/2012	$9.14348	$10.81182	0
01/01/2013 to 12/31/2013	$10.81182	$12.09850	0
01/01/2014 to 12/31/2014	$12.09850	$10.98850	0
01/01/2015 to 12/31/2015	$10.98850	$10.36088	0
01/01/2016 to 12/31/2016	$10.36088	$10.24501	0
01/01/2017 to 12/31/2017	$10.24501	$12.88371	0
01/01/2018 to 12/31/2018	$12.88371	$10.31205	0
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2009 to 12/31/2009	$8.94727	$10.58996	2,115
01/01/2010 to 12/31/2010	$10.58996	$11.02420	0
01/01/2011 to 12/31/2011	$11.02420	$10.71898	0
01/01/2012 to 12/31/2012	$10.71898	$11.51131	4,288
01/01/2013 to 12/31/2013	$11.51131	$12.39792	0
01/01/2014 to 12/31/2014	$12.39792	$12.68125	0
01/01/2015 to 12/31/2015	$12.68125	$12.27836	0
01/01/2016 to 12/31/2016	$12.27836	$12.36815	0
01/01/2017 to 12/31/2017	$12.36815	$13.45495	0
01/01/2018 to 12/31/2018	$13.45495	$12.38012	0
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08289	$10.27195	0
01/01/2010 to 12/31/2010	$10.27195	$11.09150	0
01/01/2011 to 12/31/2011	$11.09150	$10.83059	0
01/01/2012 to 12/31/2012	$10.83059	$12.10058	0
01/01/2013 to 12/31/2013	$12.10058	$16.02134	0
01/01/2014 to 12/31/2014	$16.02134	$17.01769	0
01/01/2015 to 12/31/2015	$17.01769	$18.26256	0
01/01/2016 to 12/31/2016	$18.26256	$17.45663	0
01/01/2017 to 12/31/2017	$17.45663	$23.00230	0
01/01/2018 to 12/31/2018	$23.00230	$21.94888	0
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$6.83304	$8.60046	0
01/01/2010 to 12/31/2010	$8.60046	$9.99046	0
01/01/2011 to 12/31/2011	$9.99046	$9.60269	0
01/01/2012 to 12/31/2012	$9.60269	$10.45656	0
01/01/2013 to 12/31/2013	$10.45656	$13.85656	0
01/01/2014 to 12/31/2014	$13.85656	$14.86439	0
01/01/2015 to 12/31/2015	$14.86439	$15.87075	0
01/01/2016 to 12/31/2016	$15.87075	$16.25431	0
01/01/2017 to 12/31/2017	$16.25431	$20.97017	0
01/01/2018 to 12/31/2018	$20.97017	$19.79084	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Global Equity Portfolio
01/01/2009 to 12/31/2009	$8.48641	$10.82547	0
01/01/2010 to 12/31/2010	$10.82547	$11.76588	0
01/01/2011 to 12/31/2011	$11.76588	$11.05590	0
01/01/2012 to 12/31/2012	$11.05590	$13.19859	0
01/01/2013 to 12/31/2013	$13.19859	$16.34078	0
01/01/2014 to 12/31/2014	$16.34078	$16.42593	0
01/01/2015 to 12/31/2015	$16.42593	$15.69965	0
01/01/2016 to 12/31/2016	$15.69965	$16.31295	0
01/01/2017 to 12/31/2017	$16.31295	$19.59786	0
01/01/2018 to 12/31/2018	$19.59786	$17.19082	0
AST MFS Growth Portfolio
01/01/2009 to 12/31/2009	$7.80573	$9.41184	0
01/01/2010 to 12/31/2010	$9.41184	$10.29682	0
01/01/2011 to 12/31/2011	$10.29682	$9.92908	0
01/01/2012 to 12/31/2012	$9.92908	$11.27608	0
01/01/2013 to 12/31/2013	$11.27608	$14.95283	0
01/01/2014 to 12/31/2014	$14.95283	$15.76760	0
01/01/2015 to 12/31/2015	$15.76760	$16.40023	0
01/01/2016 to 12/31/2016	$16.40023	$16.21340	0
01/01/2017 to 12/31/2017	$16.21340	$20.55844	0
01/01/2018 to 12/31/2018	$20.55844	$20.36688	0
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99750	$10.14455	0
01/01/2013 to 12/31/2013	$10.14455	$13.23570	0
01/01/2014 to 12/31/2014	$13.23570	$14.15043	0
01/01/2015 to 12/31/2015	$14.15043	$13.62663	0
01/01/2016 to 12/31/2016	$13.62663	$14.99625	0
01/01/2017 to 12/31/2017	$14.99625	$17.07022	0
01/01/2018 to 12/31/2018	$17.07022	$14.87476	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$6.47970	$8.83991	0
01/01/2010 to 12/31/2010	$8.83991	$10.58454	0
01/01/2011 to 12/31/2011	$10.58454	$10.01232	0
01/01/2012 to 12/31/2012	$10.01232	$11.37485	0
01/01/2013 to 12/31/2013	$11.37485	$15.66891	0
01/01/2014 to 12/31/2014	$15.66891	$17.36484	0
01/01/2015 to 12/31/2015	$17.36484	$15.89431	0
01/01/2016 to 12/31/2016	$15.89431	$18.22957	0
01/01/2017 to 12/31/2017	$18.22957	$20.12284	0
01/01/2018 to 12/31/2018	$20.12284	$16.30657	0
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99750	$10.22750	0
01/01/2013 to 12/31/2013	$10.22750	$11.79728	0
01/01/2014 to 12/31/2014	$11.79728	$12.03134	0
01/01/2015 to 12/31/2015	$12.03134	$11.52549	0
01/01/2016 to 12/31/2016	$11.52549	$11.66381	0
01/01/2017 to 12/31/2017	$11.66381	$13.18108	0
01/01/2018 to 12/31/2018	$13.18108	$11.72558	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Parametric Emerging Markets Equity Portfolio
01/01/2009 to 12/31/2009	$5.53889	$8.94643	0
01/01/2010 to 12/31/2010	$8.94643	$10.61092	0
01/01/2011 to 12/31/2011	$10.61092	$8.20639	0
01/01/2012 to 12/31/2012	$8.20639	$9.38696	0
01/01/2013 to 12/31/2013	$9.38696	$9.12561	0
01/01/2014 to 12/31/2014	$9.12561	$8.43727	0
01/01/2015 to 12/31/2015	$8.43727	$6.81504	0
01/01/2016 to 12/31/2016	$6.81504	$7.42826	0
01/01/2017 to 12/31/2017	$7.42826	$9.10693	0
01/01/2018 to 12/31/2018	$9.10693	$7.59142	0
AST Preservation Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$8.64719	$10.06856	4,180
01/01/2010 to 12/31/2010	$10.06856	$10.79911	12,907
01/01/2011 to 12/31/2011	$10.79911	$10.58006	12,856
01/01/2012 to 12/31/2012	$10.58006	$11.32676	10,697
01/01/2013 to 12/31/2013	$11.32676	$11.99909	10,759
01/01/2014 to 12/31/2014	$11.99909	$12.31127	10,596
01/01/2015 to 12/31/2015	$12.31127	$11.95908	10,269
01/01/2016 to 12/31/2016	$11.95908	$12.24215	9,796
01/01/2017 to 12/31/2017	$12.24215	$13.07892	4,168
01/01/2018 to 12/31/2018	$13.07892	$12.32425	0
AST Prudential Growth Allocation Portfolio
01/01/2009 to 12/31/2009	$6.44330	$7.87353	9,746
01/01/2010 to 12/31/2010	$7.87353	$9.09009	8,928
01/01/2011 to 12/31/2011	$9.09009	$8.26989	8,851
01/01/2012 to 12/31/2012	$8.26989	$9.05783	2,478
01/01/2013 to 12/31/2013	$9.05783	$10.28211	0
01/01/2014 to 12/31/2014	$10.28211	$10.89104	0
01/01/2015 to 12/31/2015	$10.89104	$10.49955	0
01/01/2016 to 12/31/2016	$10.49955	$11.21344	0
01/01/2017 to 12/31/2017	$11.21344	$12.62900	1,577
01/01/2018 to 12/31/2018	$12.62900	$11.31763	0
AST QMA US Equity Alpha Portfolio
01/01/2009 to 12/31/2009	$6.61064	$7.81157	0
01/01/2010 to 12/31/2010	$7.81157	$8.71761	0
01/01/2011 to 12/31/2011	$8.71761	$8.74895	0
01/01/2012 to 12/31/2012	$8.74895	$10.08181	0
01/01/2013 to 12/31/2013	$10.08181	$12.95070	0
01/01/2014 to 12/31/2014	$12.95070	$14.72465	0
01/01/2015 to 12/31/2015	$14.72465	$14.72263	0
01/01/2016 to 12/31/2016	$14.72263	$16.40243	0
01/01/2017 to 12/31/2017	$16.40243	$19.45239	0
01/01/2018 to 12/31/2018	$19.45239	$17.31534	0
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99750	$8.81765	0
01/01/2012 to 12/31/2012	$8.81765	$9.67802	0
01/01/2013 to 12/31/2013	$9.67802	$11.49047	0
01/01/2014 to 12/31/2014	$11.49047	$11.87031	0
01/01/2015 to 12/31/2015	$11.87031	$11.53150	0
01/01/2016 to 12/31/2016	$11.53150	$11.89362	0
01/01/2017 to 12/31/2017	$11.89362	$13.63666	0
01/01/2018 to 12/31/2018	$13.63666	$12.36196	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST RCM World Trends Portfolio
01/01/2009 to 12/31/2009	$7.04244	$8.42891	7,751
01/01/2010 to 12/31/2010	$8.42891	$9.15067	7,715
01/01/2011 to 12/31/2011	$9.15067	$8.71537	7,765
01/01/2012 to 12/31/2012	$8.71537	$9.32258	6,447
01/01/2013 to 12/31/2013	$9.32258	$10.16792	5,122
01/01/2014 to 12/31/2014	$10.16792	$10.36984	5,120
01/01/2015 to 12/31/2015	$10.36984	$10.04204	5,119
01/01/2016 to 12/31/2016	$10.04204	$10.21054	5,117
01/01/2017 to 12/31/2017	$10.21054	$11.51301	5,115
01/01/2018 to 12/31/2018	$11.51301	$10.28324	0
AST Small-Cap Growth Opportunities Portfolio
01/01/2009 to 12/31/2009	$6.94158	$8.93256	0
01/01/2010 to 12/31/2010	$8.93256	$11.48487	0
01/01/2011 to 12/31/2011	$11.48487	$9.67996	0
01/01/2012 to 12/31/2012	$9.67996	$11.27386	0
01/01/2013 to 12/31/2013	$11.27386	$15.39892	0
01/01/2014 to 12/31/2014	$15.39892	$15.67495	0
01/01/2015 to 12/31/2015	$15.67495	$15.40763	0
01/01/2016 to 12/31/2016	$15.40763	$16.09717	0
01/01/2017 to 12/31/2017	$16.09717	$19.93980	0
01/01/2018 to 12/31/2018	$19.93980	$17.24108	0
AST Small-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$7.38159	$9.58800	0
01/01/2010 to 12/31/2010	$9.58800	$12.68769	0
01/01/2011 to 12/31/2011	$12.68769	$12.18718	0
01/01/2012 to 12/31/2012	$12.18718	$13.26025	0
01/01/2013 to 12/31/2013	$13.26025	$17.38689	0
01/01/2014 to 12/31/2014	$17.38689	$17.50930	0
01/01/2015 to 12/31/2015	$17.50930	$17.11733	0
01/01/2016 to 12/31/2016	$17.11733	$18.61035	0
01/01/2017 to 12/31/2017	$18.61035	$22.37143	0
01/01/2018 to 12/31/2018	$22.37143	$19.87290	0
AST Small-Cap Value Portfolio
01/01/2009 to 12/31/2009	$7.65044	$9.42475	0
01/01/2010 to 12/31/2010	$9.42475	$11.51877	0
01/01/2011 to 12/31/2011	$11.51877	$10.50586	0
01/01/2012 to 12/31/2012	$10.50586	$12.04083	0
01/01/2013 to 12/31/2013	$12.04083	$16.04827	0
01/01/2014 to 12/31/2014	$16.04827	$16.38706	0
01/01/2015 to 12/31/2015	$16.38706	$15.21026	0
01/01/2016 to 12/31/2016	$15.21026	$19.06416	0
01/01/2017 to 12/31/2017	$19.06416	$19.85248	0
01/01/2018 to 12/31/2018	$19.85248	$15.96576	0
AST T. Rowe Price Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$8.27628	$9.96590	0
01/01/2010 to 12/31/2010	$9.96590	$10.78211	0
01/01/2011 to 12/31/2011	$10.78211	$10.66679	0
01/01/2012 to 12/31/2012	$10.66679	$11.74262	1,050
01/01/2013 to 12/31/2013	$11.74262	$13.30775	1,990
01/01/2014 to 12/31/2014	$13.30775	$13.66750	1,922
01/01/2015 to 12/31/2015	$13.66750	$13.26295	1,836
01/01/2016 to 12/31/2016	$13.26295	$13.83663	1,658
01/01/2017 to 12/31/2017	$13.83663	$15.49082	0
01/01/2018 to 12/31/2018	$15.49082	$14.22321	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$7.43211	$11.05692	0
01/01/2010 to 12/31/2010	$11.05692	$12.42115	0
01/01/2011 to 12/31/2011	$12.42115	$11.84489	0
01/01/2012 to 12/31/2012	$11.84489	$13.50902	0
01/01/2013 to 12/31/2013	$13.50902	$18.87308	0
01/01/2014 to 12/31/2014	$18.87308	$19.83469	0
01/01/2015 to 12/31/2015	$19.83469	$21.08351	0
01/01/2016 to 12/31/2016	$21.08351	$21.00458	0
01/01/2017 to 12/31/2017	$21.00458	$28.09631	0
01/01/2018 to 12/31/2018	$28.09631	$28.30230	0
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$7.46586	$8.56414	0
01/01/2010 to 12/31/2010	$8.56414	$9.34097	0
01/01/2011 to 12/31/2011	$9.34097	$9.01664	0
01/01/2012 to 12/31/2012	$9.01664	$9.91773	0
01/01/2013 to 12/31/2013	$9.91773	$12.95177	0
01/01/2014 to 12/31/2014	$12.95177	$12.75889	0
01/01/2015 to 12/31/2015	$12.75889	$11.62553	0
01/01/2016 to 12/31/2016	$11.62553	$11.96872	0
01/01/2017 to 12/31/2017	$11.96872	$13.53258	0
01/01/2018 to 12/31/2018	$13.53258	$11.84985	0
AST T. Rowe Price Natural Resources Portfolio
01/01/2009 to 12/31/2009	$8.62401	$12.49350	0
01/01/2010 to 12/31/2010	$12.49350	$14.59786	0
01/01/2011 to 12/31/2011	$14.59786	$12.04793	0
01/01/2012 to 12/31/2012	$12.04793	$12.10845	0
01/01/2013 to 12/31/2013	$12.10845	$13.55178	0
01/01/2014 to 12/31/2014	$13.55178	$12.04589	0
01/01/2015 to 12/31/2015	$12.04589	$9.43464	0
01/01/2016 to 12/31/2016	$9.43464	$11.40524	0
01/01/2017 to 12/31/2017	$11.40524	$12.20434	0
01/01/2018 to 12/31/2018	$12.20434	$9.86488	0
AST Templeton Global Bond Portfolio
01/01/2009 to 12/31/2009	$9.69332	$10.54179	0
01/01/2010 to 12/31/2010	$10.54179	$10.81292	0
01/01/2011 to 12/31/2011	$10.81292	$10.92173	0
01/01/2012 to 12/31/2012	$10.92173	$11.14710	0
01/01/2013 to 12/31/2013	$11.14710	$10.40683	0
01/01/2014 to 12/31/2014	$10.40683	$10.15073	0
01/01/2015 to 12/31/2015	$10.15073	$9.39148	0
01/01/2016 to 12/31/2016	$9.39148	$9.50745	0
01/01/2017 to 12/31/2017	$9.50745	$9.41128	0
01/01/2018 to 12/31/2018	$9.41128	$9.30990	0
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$6.78480	$9.14039	0
01/01/2010 to 12/31/2010	$9.14039	$10.95964	0
01/01/2011 to 12/31/2011	$10.95964	$10.26440	0
01/01/2012 to 12/31/2012	$10.26440	$11.78889	0
01/01/2013 to 12/31/2013	$11.78889	$15.14211	0
01/01/2014 to 12/31/2014	$15.14211	$16.88657	0
01/01/2015 to 12/31/2015	$16.88657	$15.29742	0
01/01/2016 to 12/31/2016	$15.29742	$16.91650	0
01/01/2017 to 12/31/2017	$16.91650	$19.45142	0
01/01/2018 to 12/31/2018	$19.45142	$15.74679	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Wellington Management Hedged Equity Portfolio
01/01/2009 to 12/31/2009	$6.66150	$8.29895	0
01/01/2010 to 12/31/2010	$8.29895	$9.22834	0
01/01/2011 to 12/31/2011	$9.22834	$8.64252	0
01/01/2012 to 12/31/2012	$8.64252	$9.30552	331
01/01/2013 to 12/31/2013	$9.30552	$10.87714	0
01/01/2014 to 12/31/2014	$10.87714	$11.13150	0
01/01/2015 to 12/31/2015	$11.13150	$10.72921	0
01/01/2016 to 12/31/2016	$10.72921	$11.08717	0
01/01/2017 to 12/31/2017	$11.08717	$12.21759	0
01/01/2018 to 12/31/2018	$12.21759	$11.25688	0
AST Western Asset Core Plus Bond Portfolio
01/01/2009 to 12/31/2009	$9.16004	$9.91861	0
01/01/2010 to 12/31/2010	$9.91861	$10.37131	0
01/01/2011 to 12/31/2011	$10.37131	$10.66696	0
01/01/2012 to 12/31/2012	$10.66696	$11.15888	0
01/01/2013 to 12/31/2013	$11.15888	$10.66254	0
01/01/2014 to 12/31/2014	$10.66254	$11.08711	0
01/01/2015 to 12/31/2015	$11.08711	$10.88748	0
01/01/2016 to 12/31/2016	$10.88748	$11.10563	0
01/01/2017 to 12/31/2017	$11.10563	$11.45296	0
01/01/2018 to 12/31/2018	$11.45296	$10.85605	0
Invesco V.I. Diversified Dividend Fund - Series I
04/29/2011* to 12/31/2011	$9.99260	$9.03708	0
01/01/2012 to 12/31/2012	$9.03708	$10.40676	0
01/01/2013 to 12/31/2013	$10.40676	$13.22771	0
01/01/2014 to 12/31/2014	$13.22771	$14.47694	0
01/01/2015 to 12/31/2015	$14.47694	$14.33292	0
01/01/2016 to 12/31/2016	$14.33292	$15.96386	0
01/01/2017 to 12/31/2017	$15.96386	$16.81422	0
01/01/2018 to 12/31/2018	$16.81422	$15.07176	0
Invesco V.I. Health Care Fund - Series I
formerly,Invesco V.I. Global Health Care Fund - Series I
01/01/2009 to 12/31/2009	$8.46760	$10.48674	0
01/01/2010 to 12/31/2010	$10.48674	$10.71071	0
01/01/2011 to 12/31/2011	$10.71071	$10.80036	0
01/01/2012 to 12/31/2012	$10.80036	$12.66503	0
01/01/2013 to 12/31/2013	$12.66503	$17.26609	0
01/01/2014 to 12/31/2014	$17.26609	$20.04249	0
01/01/2015 to 12/31/2015	$20.04249	$20.05606	0
01/01/2016 to 12/31/2016	$20.05606	$17.22597	0
01/01/2017 to 12/31/2017	$17.22597	$19.35542	0
01/01/2018 to 12/31/2018	$19.35542	$18.94123	0
Invesco V.I. Mid Cap Growth Portfolio, Series I
04/27/2012* to 12/31/2012	$10.04955	$9.67451	0
01/01/2013 to 12/31/2013	$9.67451	$12.85819	0
01/01/2014 to 12/31/2014	$12.85819	$13.47479	0
01/01/2015 to 12/31/2015	$13.47479	$13.22814	0
01/01/2016 to 12/31/2016	$13.22814	$12.92924	0
01/01/2017 to 12/31/2017	$12.92924	$15.36355	0
01/01/2018 to 12/31/2018	$15.36355	$14.06801	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Technology Fund - Series I
01/01/2009 to 12/31/2009	$6.38826	$9.75350	0
01/01/2010 to 12/31/2010	$9.75350	$11.47685	0
01/01/2011 to 12/31/2011	$11.47685	$10.57056	0
01/01/2012 to 12/31/2012	$10.57056	$11.40915	0
01/01/2013 to 12/31/2013	$11.40915	$13.84968	0
01/01/2014 to 12/31/2014	$13.84968	$14.91893	0
01/01/2015 to 12/31/2015	$14.91893	$15.45751	0
01/01/2016 to 12/31/2016	$15.45751	$14.88163	0
01/01/2017 to 12/31/2017	$14.88163	$19.50878	0
01/01/2018 to 12/31/2018	$19.50878	$18.83409	0
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.12608	$9.67532	0
01/01/2017 to 12/31/2017	$9.67532	$13.24332	0
01/01/2018 to 12/31/2018	$13.24332	$10.56907	0
ProFund VP Asia 30
01/01/2009 to 12/31/2009	$10.24765	$15.32804	0
01/01/2010 to 12/31/2010	$15.32804	$16.93638	0
01/01/2011 to 12/31/2011	$16.93638	$11.99354	0
01/01/2012 to 12/31/2012	$11.99354	$13.43327	0
01/01/2013 to 12/31/2013	$13.43327	$14.98126	0
01/01/2014 to 12/31/2014	$14.98126	$14.30372	0
01/01/2015 to 12/31/2015	$14.30372	$12.57298	0
01/01/2016 to 12/31/2016	$12.57298	$12.27486	0
01/01/2017 to 12/31/2017	$12.27486	$15.82297	0
01/01/2018 to 12/31/2018	$15.82297	$12.49176	0
ProFund VP Banks
01/01/2009 to 12/31/2009	$4.10596	$3.81365	0
01/01/2010 to 12/31/2010	$3.81365	$4.00776	0
01/01/2011 to 12/31/2011	$4.00776	$2.84755	0
01/01/2012 to 12/31/2012	$2.84755	$3.68457	0
01/01/2013 to 12/31/2013	$3.68457	$4.76981	0
01/01/2014 to 12/31/2014	$4.76981	$5.10676	0
01/01/2015 to 12/31/2015	$5.10676	$4.93200	0
01/01/2016 to 12/31/2016	$4.93200	$5.89581	0
01/01/2017 to 12/31/2017	$5.89581	$6.74432	0
01/01/2018 to 12/31/2018	$6.74432	$5.37015	0
ProFund VP Basic Materials
01/01/2009 to 12/31/2009	$6.34093	$9.98701	0
01/01/2010 to 12/31/2010	$9.98701	$12.56456	0
01/01/2011 to 12/31/2011	$12.56456	$10.21956	0
01/01/2012 to 12/31/2012	$10.21956	$10.75336	0
01/01/2013 to 12/31/2013	$10.75336	$12.35337	0
01/01/2014 to 12/31/2014	$12.35337	$12.18468	0
01/01/2015 to 12/31/2015	$12.18468	$10.17341	0
01/01/2016 to 12/31/2016	$10.17341	$11.69398	0
01/01/2017 to 12/31/2017	$11.69398	$13.94861	0
01/01/2018 to 12/31/2018	$13.94861	$11.13880	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Bear
01/01/2009 to 12/31/2009	$11.33729	$7.93226	0
01/01/2010 to 12/31/2010	$7.93226	$6.32469	0
01/01/2011 to 12/31/2011	$6.32469	$5.59030	0
01/01/2012 to 12/31/2012	$5.59030	$4.52215	0
01/01/2013 to 12/31/2013	$4.52215	$3.22168	0
01/01/2014 to 12/31/2014	$3.22168	$2.67977	0
01/01/2015 to 12/31/2015	$2.67977	$2.47138	0
01/01/2016 to 12/31/2016	$2.47138	$2.08449	0
01/01/2017 to 12/31/2017	$2.08449	$1.65877	0
01/01/2018 to 12/31/2018	$1.65877	$1.67390	0
ProFund VP Biotechnology
01/01/2009 to 12/31/2009	$11.88071	$11.95266	0
01/01/2010 to 12/31/2010	$11.95266	$12.18556	0
01/01/2011 to 12/31/2011	$12.18556	$12.59617	0
01/01/2012 to 12/31/2012	$12.59617	$17.19123	0
01/01/2013 to 12/31/2013	$17.19123	$28.08540	0
01/01/2014 to 12/31/2014	$28.08540	$35.34206	0
01/01/2015 to 12/31/2015	$35.34206	$35.41308	0
01/01/2016 to 12/31/2016	$35.41308	$29.03593	0
01/01/2017 to 12/31/2017	$29.03593	$34.51711	0
01/01/2018 to 12/31/2018	$34.51711	$31.21643	0
ProFund VP Bull
01/01/2009 to 12/31/2009	$6.77480	$8.17139	0
01/01/2010 to 12/31/2010	$8.17139	$8.92331	0
01/01/2011 to 12/31/2011	$8.92331	$8.65614	0
01/01/2012 to 12/31/2012	$8.65614	$9.56201	0
01/01/2013 to 12/31/2013	$9.56201	$12.03526	0
01/01/2014 to 12/31/2014	$12.03526	$13.01310	0
01/01/2015 to 12/31/2015	$13.01310	$12.56491	0
01/01/2016 to 12/31/2016	$12.56491	$13.36649	0
01/01/2017 to 12/31/2017	$13.36649	$15.47482	0
01/01/2018 to 12/31/2018	$15.47482	$14.08533	0
ProFund VP Consumer Goods Portfolio
01/01/2009 to 12/31/2009	$7.88654	$9.29978	0
01/01/2010 to 12/31/2010	$9.29978	$10.58718	0
01/01/2011 to 12/31/2011	$10.58718	$10.98369	0
01/01/2012 to 12/31/2012	$10.98369	$11.81043	0
01/01/2013 to 12/31/2013	$11.81043	$14.71579	0
01/01/2014 to 12/31/2014	$14.71579	$15.73423	0
01/01/2015 to 12/31/2015	$15.73423	$15.89771	0
01/01/2016 to 12/31/2016	$15.89771	$15.96860	0
01/01/2017 to 12/31/2017	$15.96860	$17.82316	0
01/01/2018 to 12/31/2018	$17.82316	$14.72654	0
ProFund VP Consumer Services
01/01/2009 to 12/31/2009	$6.21791	$7.88936	0
01/01/2010 to 12/31/2010	$7.88936	$9.28973	0
01/01/2011 to 12/31/2011	$9.28973	$9.50711	0
01/01/2012 to 12/31/2012	$9.50711	$11.25932	0
01/01/2013 to 12/31/2013	$11.25932	$15.27614	0
01/01/2014 to 12/31/2014	$15.27614	$16.66421	0
01/01/2015 to 12/31/2015	$16.66421	$16.92226	0
01/01/2016 to 12/31/2016	$16.92226	$17.10309	0
01/01/2017 to 12/31/2017	$17.10309	$19.63897	0
01/01/2018 to 12/31/2018	$19.63897	$19.16370	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Europe 30
01/01/2009 to 12/31/2009	$7.16485	$9.19422	0
01/01/2010 to 12/31/2010	$9.19422	$9.15341	0
01/01/2011 to 12/31/2011	$9.15341	$8.09022	0
01/01/2012 to 12/31/2012	$8.09022	$9.14929	0
01/01/2013 to 12/31/2013	$9.14929	$10.79501	0
01/01/2014 to 12/31/2014	$10.79501	$9.56557	0
01/01/2015 to 12/31/2015	$9.56557	$8.26912	0
01/01/2016 to 12/31/2016	$8.26912	$8.64813	0
01/01/2017 to 12/31/2017	$8.64813	$10.04322	0
01/01/2018 to 12/31/2018	$10.04322	$8.36392	0
ProFund VP Financials
01/01/2009 to 12/31/2009	$4.50905	$5.03009	0
01/01/2010 to 12/31/2010	$5.03009	$5.41261	0
01/01/2011 to 12/31/2011	$5.41261	$4.52410	0
01/01/2012 to 12/31/2012	$4.52410	$5.47336	0
01/01/2013 to 12/31/2013	$5.47336	$7.01229	0
01/01/2014 to 12/31/2014	$7.01229	$7.68060	0
01/01/2015 to 12/31/2015	$7.68060	$7.33886	0
01/01/2016 to 12/31/2016	$7.33886	$8.21000	0
01/01/2017 to 12/31/2017	$8.21000	$9.41311	0
01/01/2018 to 12/31/2018	$9.41311	$8.17692	0
ProFund VP Health Care
01/01/2009 to 12/31/2009	$8.10602	$9.40057	0
01/01/2010 to 12/31/2010	$9.40057	$9.37796	0
01/01/2011 to 12/31/2011	$9.37796	$10.01706	0
01/01/2012 to 12/31/2012	$10.01706	$11.40705	0
01/01/2013 to 12/31/2013	$11.40705	$15.46426	0
01/01/2014 to 12/31/2014	$15.46426	$18.55556	0
01/01/2015 to 12/31/2015	$18.55556	$18.90301	0
01/01/2016 to 12/31/2016	$18.90301	$17.59415	0
01/01/2017 to 12/31/2017	$17.59415	$20.63811	0
01/01/2018 to 12/31/2018	$20.63811	$20.90333	0
ProFund VP Industrials
01/01/2009 to 12/31/2009	$6.81700	$8.20598	0
01/01/2010 to 12/31/2010	$8.20598	$9.85040	0
01/01/2011 to 12/31/2011	$9.85040	$9.38481	0
01/01/2012 to 12/31/2012	$9.38481	$10.54097	0
01/01/2013 to 12/31/2013	$10.54097	$14.12970	0
01/01/2014 to 12/31/2014	$14.12970	$14.47015	0
01/01/2015 to 12/31/2015	$14.47015	$13.55587	0
01/01/2016 to 12/31/2016	$13.55587	$15.45770	0
01/01/2017 to 12/31/2017	$15.45770	$18.35414	0
01/01/2018 to 12/31/2018	$18.35414	$15.52795	0
ProFund VP Internet
01/01/2009 to 12/31/2009	$7.14881	$12.29329	0
01/01/2010 to 12/31/2010	$12.29329	$16.13150	0
01/01/2011 to 12/31/2011	$16.13150	$14.56714	0
01/01/2012 to 12/31/2012	$14.56714	$16.92172	0
01/01/2013 to 12/31/2013	$16.92172	$24.90230	0
01/01/2014 to 12/31/2014	$24.90230	$24.42604	0
01/01/2015 to 12/31/2015	$24.42604	$28.51561	0
01/01/2016 to 12/31/2016	$28.51561	$29.19211	0
01/01/2017 to 12/31/2017	$29.19211	$38.52867	0
01/01/2018 to 12/31/2018	$38.52867	$39.20981	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Japan
01/01/2009 to 12/31/2009	$7.20428	$7.70983	0
01/01/2010 to 12/31/2010	$7.70983	$6.99001	0
01/01/2011 to 12/31/2011	$6.99001	$5.52343	0
01/01/2012 to 12/31/2012	$5.52343	$6.58680	0
01/01/2013 to 12/31/2013	$6.58680	$9.47121	0
01/01/2014 to 12/31/2014	$9.47121	$9.48341	0
01/01/2015 to 12/31/2015	$9.48341	$9.73329	0
01/01/2016 to 12/31/2016	$9.73329	$9.48120	0
01/01/2017 to 12/31/2017	$9.48120	$10.89480	0
01/01/2018 to 12/31/2018	$10.89480	$9.33661	0
ProFund VP Large-Cap Growth
01/01/2009 to 12/31/2009	$6.85360	$8.62467	0
01/01/2010 to 12/31/2010	$8.62467	$9.46915	0
01/01/2011 to 12/31/2011	$9.46915	$9.47310	0
01/01/2012 to 12/31/2012	$9.47310	$10.35701	0
01/01/2013 to 12/31/2013	$10.35701	$13.12718	0
01/01/2014 to 12/31/2014	$13.12718	$14.37948	0
01/01/2015 to 12/31/2015	$14.37948	$14.47215	0
01/01/2016 to 12/31/2016	$14.47215	$14.74322	0
01/01/2017 to 12/31/2017	$14.74322	$17.91962	0
01/01/2018 to 12/31/2018	$17.91962	$17.05574	0
ProFund VP Large-Cap Value
01/01/2009 to 12/31/2009	$6.58526	$7.63107	0
01/01/2010 to 12/31/2010	$7.63107	$8.35681	0
01/01/2011 to 12/31/2011	$8.35681	$8.00286	0
01/01/2012 to 12/31/2012	$8.00286	$8.95938	0
01/01/2013 to 12/31/2013	$8.95938	$11.28863	0
01/01/2014 to 12/31/2014	$11.28863	$12.09696	0
01/01/2015 to 12/31/2015	$12.09696	$11.17834	0
01/01/2016 to 12/31/2016	$11.17834	$12.51735	0
01/01/2017 to 12/31/2017	$12.51735	$13.77427	0
01/01/2018 to 12/31/2018	$13.77427	$11.93906	0
ProFund VP Mid-Cap Growth
01/01/2009 to 12/31/2009	$6.97838	$9.36281	0
01/01/2010 to 12/31/2010	$9.36281	$11.66314	0
01/01/2011 to 12/31/2011	$11.66314	$10.98643	0
01/01/2012 to 12/31/2012	$10.98643	$12.29527	0
01/01/2013 to 12/31/2013	$12.29527	$15.56721	0
01/01/2014 to 12/31/2014	$15.56721	$15.98964	0
01/01/2015 to 12/31/2015	$15.98964	$15.55391	0
01/01/2016 to 12/31/2016	$15.55391	$17.03144	0
01/01/2017 to 12/31/2017	$17.03144	$19.54659	0
01/01/2018 to 12/31/2018	$19.54659	$16.68592	0
ProFund VP Mid-Cap Value
01/01/2009 to 12/31/2009	$6.98637	$8.86886	0
01/01/2010 to 12/31/2010	$8.86886	$10.36247	0
01/01/2011 to 12/31/2011	$10.36247	$9.65756	0
01/01/2012 to 12/31/2012	$9.65756	$10.91901	0
01/01/2013 to 12/31/2013	$10.91901	$13.99775	0
01/01/2014 to 12/31/2014	$13.99775	$14.96075	0
01/01/2015 to 12/31/2015	$14.96075	$13.31828	0
01/01/2016 to 12/31/2016	$13.31828	$16.06464	0
01/01/2017 to 12/31/2017	$16.06464	$17.23726	0
01/01/2018 to 12/31/2018	$17.23726	$14.49536	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP NASDAQ-100
01/01/2009 to 12/31/2009	$6.86995	$10.12967	0
01/01/2010 to 12/31/2010	$10.12967	$11.61880	0
01/01/2011 to 12/31/2011	$11.61880	$11.43491	0
01/01/2012 to 12/31/2012	$11.43491	$12.89149	0
01/01/2013 to 12/31/2013	$12.89149	$16.79102	0
01/01/2014 to 12/31/2014	$16.79102	$19.05728	0
01/01/2015 to 12/31/2015	$19.05728	$19.86366	0
01/01/2016 to 12/31/2016	$19.86366	$20.28230	0
01/01/2017 to 12/31/2017	$20.28230	$25.65175	0
01/01/2018 to 12/31/2018	$25.65175	$24.41259	0
ProFund VP Oil & Gas
01/01/2009 to 12/31/2009	$10.04245	$11.25086	0
01/01/2010 to 12/31/2010	$11.25086	$12.85207	0
01/01/2011 to 12/31/2011	$12.85207	$12.74729	0
01/01/2012 to 12/31/2012	$12.74729	$12.72215	0
01/01/2013 to 12/31/2013	$12.72215	$15.31114	0
01/01/2014 to 12/31/2014	$15.31114	$13.23743	0
01/01/2015 to 12/31/2015	$13.23743	$9.83878	0
01/01/2016 to 12/31/2016	$9.83878	$11.85269	0
01/01/2017 to 12/31/2017	$11.85269	$11.13308	0
01/01/2018 to 12/31/2018	$11.13308	$8.61354	0
ProFund VP Pharmaceuticals
01/01/2009 to 12/31/2009	$7.95696	$9.02235	0
01/01/2010 to 12/31/2010	$9.02235	$8.79350	0
01/01/2011 to 12/31/2011	$8.79350	$9.90646	0
01/01/2012 to 12/31/2012	$9.90646	$10.74766	0
01/01/2013 to 12/31/2013	$10.74766	$13.72262	0
01/01/2014 to 12/31/2014	$13.72262	$15.88809	0
01/01/2015 to 12/31/2015	$15.88809	$16.09619	0
01/01/2016 to 12/31/2016	$16.09619	$15.03161	0
01/01/2017 to 12/31/2017	$15.03161	$16.09220	0
01/01/2018 to 12/31/2018	$16.09220	$14.63913	0
ProFund VP Precious Metals
01/01/2009 to 12/31/2009	$9.96486	$13.07998	0
01/01/2010 to 12/31/2010	$13.07998	$16.86604	0
01/01/2011 to 12/31/2011	$16.86604	$13.21708	0
01/01/2012 to 12/31/2012	$13.21708	$10.95460	0
01/01/2013 to 12/31/2013	$10.95460	$6.59355	0
01/01/2014 to 12/31/2014	$6.59355	$4.86902	0
01/01/2015 to 12/31/2015	$4.86902	$3.17113	0
01/01/2016 to 12/31/2016	$3.17113	$4.79341	0
01/01/2017 to 12/31/2017	$4.79341	$4.89547	0
01/01/2018 to 12/31/2018	$4.89547	$4.10820	0
ProFund VP Real Estate
01/01/2009 to 12/31/2009	$6.37876	$7.91329	0
01/01/2010 to 12/31/2010	$7.91329	$9.57147	0
01/01/2011 to 12/31/2011	$9.57147	$9.72590	0
01/01/2012 to 12/31/2012	$9.72590	$11.05359	0
01/01/2013 to 12/31/2013	$11.05359	$10.73190	0
01/01/2014 to 12/31/2014	$10.73190	$13.01445	0
01/01/2015 to 12/31/2015	$13.01445	$12.66489	0
01/01/2016 to 12/31/2016	$12.66489	$12.98951	0
01/01/2017 to 12/31/2017	$12.98951	$13.61529	0
01/01/2018 to 12/31/2018	$13.61529	$12.45218	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Rising Rates Opportunity
01/01/2009 to 12/31/2009	$5.36907	$6.88410	0
01/01/2010 to 12/31/2010	$6.88410	$5.60720	0
01/01/2011 to 12/31/2011	$5.60720	$3.39937	0
01/01/2012 to 12/31/2012	$3.39937	$3.06835	0
01/01/2013 to 12/31/2013	$3.06835	$3.46667	0
01/01/2014 to 12/31/2014	$3.46667	$2.34510	0
01/01/2015 to 12/31/2015	$2.34510	$2.23860	0
01/01/2016 to 12/31/2016	$2.23860	$2.05945	0
01/01/2017 to 12/31/2017	$2.05945	$1.75988	0
01/01/2018 to 12/31/2018	$1.75988	$1.77789	0
ProFund VP Semiconductor
01/01/2009 to 12/31/2009	$4.85358	$7.72047	0
01/01/2010 to 12/31/2010	$7.72047	$8.41816	0
01/01/2011 to 12/31/2011	$8.41816	$7.84759	0
01/01/2012 to 12/31/2012	$7.84759	$7.29417	0
01/01/2013 to 12/31/2013	$7.29417	$9.44407	0
01/01/2014 to 12/31/2014	$9.44407	$12.32416	0
01/01/2015 to 12/31/2015	$12.32416	$11.61057	0
01/01/2016 to 12/31/2016	$11.61057	$14.38419	0
01/01/2017 to 12/31/2017	$14.38419	$18.91564	0
01/01/2018 to 12/31/2018	$18.91564	$16.46772	0
ProFund VP Short Mid-Cap
01/01/2009 to 12/31/2009	$10.06733	$6.30889	0
01/01/2010 to 12/31/2010	$6.30889	$4.53782	0
01/01/2011 to 12/31/2011	$4.53782	$4.03991	0
01/01/2012 to 12/31/2012	$4.03991	$3.17570	0
01/01/2013 to 12/31/2013	$3.17570	$2.22713	0
01/01/2014 to 12/31/2014	$2.22713	$1.89175	0
01/01/2015 to 12/31/2015	$1.89175	$1.80364	0
01/01/2016 to 12/31/2016	$1.80364	$1.39640	0
01/01/2017 to 12/31/2017	$1.39640	$1.15338	0
01/01/2018 to 12/31/2018	$1.15338	$1.24134	0
ProFund VP Short NASDAQ-100
01/01/2009 to 12/31/2009	$10.78382	$6.20679	0
01/01/2010 to 12/31/2010	$6.20679	$4.74492	0
01/01/2011 to 12/31/2011	$4.74492	$4.12070	0
01/01/2012 to 12/31/2012	$4.12070	$3.24547	0
01/01/2013 to 12/31/2013	$3.24547	$2.22237	0
01/01/2014 to 12/31/2014	$2.22237	$1.73786	0
01/01/2015 to 12/31/2015	$1.73786	$1.46581	0
01/01/2016 to 12/31/2016	$1.46581	$1.27890	0
01/01/2017 to 12/31/2017	$1.27890	$0.92743	0
01/01/2018 to 12/31/2018	$0.92743	$0.87351	0
ProFund VP Short Small-Cap
01/01/2009 to 12/31/2009	$9.57250	$6.27920	0
01/01/2010 to 12/31/2010	$6.27920	$4.32771	0
01/01/2011 to 12/31/2011	$4.32771	$3.81658	0
01/01/2012 to 12/31/2012	$3.81658	$2.99975	0
01/01/2013 to 12/31/2013	$2.99975	$2.00024	0
01/01/2014 to 12/31/2014	$2.00024	$1.76113	0
01/01/2015 to 12/31/2015	$1.76113	$1.69424	0
01/01/2016 to 12/31/2016	$1.69424	$1.28856	0
01/01/2017 to 12/31/2017	$1.28856	$1.07253	0
01/01/2018 to 12/31/2018	$1.07253	$1.14828	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Small-Cap Growth
01/01/2009 to 12/31/2009	$7.13231	$8.72886	0
01/01/2010 to 12/31/2010	$8.72886	$10.64535	0
01/01/2011 to 12/31/2011	$10.64535	$10.45884	0
01/01/2012 to 12/31/2012	$10.45884	$11.41074	0
01/01/2013 to 12/31/2013	$11.41074	$15.54320	0
01/01/2014 to 12/31/2014	$15.54320	$15.40450	0
01/01/2015 to 12/31/2015	$15.40450	$15.11757	0
01/01/2016 to 12/31/2016	$15.11757	$17.63266	0
01/01/2017 to 12/31/2017	$17.63266	$19.32353	0
01/01/2018 to 12/31/2018	$19.32353	$17.66315	0
ProFund VP Small-Cap Value
01/01/2009 to 12/31/2009	$7.09491	$8.28609	0
01/01/2010 to 12/31/2010	$8.28609	$9.81423	0
01/01/2011 to 12/31/2011	$9.81423	$9.12959	0
01/01/2012 to 12/31/2012	$9.12959	$10.28594	0
01/01/2013 to 12/31/2013	$10.28594	$13.73671	0
01/01/2014 to 12/31/2014	$13.73671	$14.09931	0
01/01/2015 to 12/31/2015	$14.09931	$12.54402	0
01/01/2016 to 12/31/2016	$12.54402	$15.67048	0
01/01/2017 to 12/31/2017	$15.67048	$16.67796	0
01/01/2018 to 12/31/2018	$16.67796	$13.87530	0
ProFund VP Technology
01/01/2009 to 12/31/2009	$6.61656	$10.36042	0
01/01/2010 to 12/31/2010	$10.36042	$11.12841	0
01/01/2011 to 12/31/2011	$11.12841	$10.64784	0
01/01/2012 to 12/31/2012	$10.64784	$11.39230	0
01/01/2013 to 12/31/2013	$11.39230	$13.83463	0
01/01/2014 to 12/31/2014	$13.83463	$15.85070	0
01/01/2015 to 12/31/2015	$15.85070	$15.74460	0
01/01/2016 to 12/31/2016	$15.74460	$17.15892	0
01/01/2017 to 12/31/2017	$17.15892	$22.50274	0
01/01/2018 to 12/31/2018	$22.50274	$21.32287	0
ProFund VP Telecommunications
01/01/2009 to 12/31/2009	$8.48026	$8.82788	0
01/01/2010 to 12/31/2010	$8.82788	$9.90651	0
01/01/2011 to 12/31/2011	$9.90651	$9.78936	0
01/01/2012 to 12/31/2012	$9.78936	$11.06337	0
01/01/2013 to 12/31/2013	$11.06337	$12.02673	0
01/01/2014 to 12/31/2014	$12.02673	$11.73190	0
01/01/2015 to 12/31/2015	$11.73190	$11.55313	0
01/01/2016 to 12/31/2016	$11.55313	$13.63476	0
01/01/2017 to 12/31/2017	$13.63476	$12.94592	0
01/01/2018 to 12/31/2018	$12.94592	$10.65875	0
ProFund VP U.S. Government Plus
01/01/2009 to 12/31/2009	$15.14499	$9.89870	0
01/01/2010 to 12/31/2010	$9.89870	$10.57199	0
01/01/2011 to 12/31/2011	$10.57199	$14.71892	0
01/01/2012 to 12/31/2012	$14.71892	$14.41537	0
01/01/2013 to 12/31/2013	$14.41537	$11.31018	0
01/01/2014 to 12/31/2014	$11.31018	$14.96359	0
01/01/2015 to 12/31/2015	$14.96359	$13.69574	0
01/01/2016 to 12/31/2016	$13.69574	$13.24521	0
01/01/2017 to 12/31/2017	$13.24521	$14.06804	0
01/01/2018 to 12/31/2018	$14.06804	$12.90367	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP UltraBull
01/01/2009 to 12/31/2009	$3.78283	$5.30723	0
01/01/2010 to 12/31/2010	$5.30723	$6.28939	0
01/01/2011 to 12/31/2011	$6.28939	$5.80628	0
01/01/2012 to 12/31/2012	$5.80628	$7.26024	0
01/01/2013 to 12/31/2013	$7.26024	$11.83512	0
01/01/2014 to 12/31/2014	$11.83512	$14.14802	0
01/01/2015 to 12/31/2015	$14.14802	$13.32782	0
01/01/2016 to 12/31/2016	$13.32782	$15.33397	0
01/01/2017 to 12/31/2017	$15.33397	$20.97741	0
01/01/2018 to 12/31/2018	$20.97741	$17.18947	0
ProFund VP UltraMid-Cap
01/01/2009 to 12/31/2009	$3.95986	$6.36788	0
01/01/2010 to 12/31/2010	$6.36788	$9.24574	0
01/01/2011 to 12/31/2011	$9.24574	$7.74454	0
01/01/2012 to 12/31/2012	$7.74454	$9.95235	0
01/01/2013 to 12/31/2013	$9.95235	$16.47107	0
01/01/2014 to 12/31/2014	$16.47107	$18.42809	0
01/01/2015 to 12/31/2015	$18.42809	$16.23971	0
01/01/2016 to 12/31/2016	$16.23971	$21.72665	0
01/01/2017 to 12/31/2017	$21.72665	$27.15956	0
01/01/2018 to 12/31/2018	$27.15956	$19.28820	0
ProFund VP UltraNASDAQ-100
01/01/2009 to 12/31/2009	$3.69958	$7.87141	0
01/01/2010 to 12/31/2010	$7.87141	$10.32496	0
01/01/2011 to 12/31/2011	$10.32496	$9.89617	0
01/01/2012 to 12/31/2012	$9.89617	$12.83873	0
01/01/2013 to 12/31/2013	$12.83873	$22.29818	0
01/01/2014 to 12/31/2014	$22.29818	$29.38152	0
01/01/2015 to 12/31/2015	$29.38152	$32.37723	0
01/01/2016 to 12/31/2016	$32.37723	$34.11701	0
01/01/2017 to 12/31/2017	$34.11701	$55.71394	0
01/01/2018 to 12/31/2018	$55.71394	$48.82777	0
ProFund VP UltraSmall-Cap
01/01/2009 to 12/31/2009	$3.59760	$4.89163	0
01/01/2010 to 12/31/2010	$4.89163	$7.04354	0
01/01/2011 to 12/31/2011	$7.04354	$5.54554	0
01/01/2012 to 12/31/2012	$5.54554	$6.96648	0
01/01/2013 to 12/31/2013	$6.96648	$12.61422	0
01/01/2014 to 12/31/2014	$12.61422	$12.89380	0
01/01/2015 to 12/31/2015	$12.89380	$10.88391	0
01/01/2016 to 12/31/2016	$10.88391	$14.73874	0
01/01/2017 to 12/31/2017	$14.73874	$17.90096	0
01/01/2018 to 12/31/2018	$17.90096	$12.68108	0
ProFund VP Utilities
01/01/2009 to 12/31/2009	$9.25656	$9.94290	0
01/01/2010 to 12/31/2010	$9.94290	$10.21875	0
01/01/2011 to 12/31/2011	$10.21875	$11.64852	0
01/01/2012 to 12/31/2012	$11.64852	$11.31424	0
01/01/2013 to 12/31/2013	$11.31424	$12.43590	0
01/01/2014 to 12/31/2014	$12.43590	$15.18540	0
01/01/2015 to 12/31/2015	$15.18540	$13.78675	0
01/01/2016 to 12/31/2016	$13.78675	$15.39081	0
01/01/2017 to 12/31/2017	$15.39081	$16.51905	0
01/01/2018 to 12/31/2018	$16.51905	$16.48286	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
PSF SP International Growth Portfolio
formerly,Prudential SP International Growth Portfolio
01/01/2009 to 12/31/2009	$7.33588	$9.75920	0
01/01/2010 to 12/31/2010	$9.75920	$10.79284	0
01/01/2011 to 12/31/2011	$10.79284	$8.90789	0
01/01/2012 to 12/31/2012	$8.90789	$10.57538	0
01/01/2013 to 12/31/2013	$10.57538	$12.19383	0
01/01/2014 to 12/31/2014	$12.19383	$11.15194	0
01/01/2015 to 12/31/2015	$11.15194	$11.18163	0
01/01/2016 to 12/31/2016	$11.18163	$10.45850	0
01/01/2017 to 12/31/2017	$10.45850	$13.77933	0
01/01/2018 to 12/31/2018	$13.77933	$11.65133	0
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$8.73548	$10.49583	0
01/01/2011 to 12/31/2011	$10.49583	$8.87913	0
01/01/2012 to 12/31/2012	$8.87913	$9.79050	0
01/01/2013 to 12/31/2013	$9.79050	$11.39051	0
01/01/2014 to 12/31/2014	$11.39051	$10.46304	0
01/01/2015 to 12/31/2015	$10.46304	$10.38197	0
01/01/2016 to 12/31/2016	$10.38197	$10.39913	0
01/01/2017 to 12/31/2017	$10.39913	$12.59586	0
01/01/2018 to 12/31/2018	$12.59586	$10.15621	0
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$10.71853	$13.43202	0
01/01/2011 to 12/31/2011	$13.43202	$12.33167	0
01/01/2012 to 12/31/2012	$12.33167	$14.44378	0
01/01/2013 to 12/31/2013	$14.44378	$19.64529	0
01/01/2014 to 12/31/2014	$19.64529	$19.83482	0
01/01/2015 to 12/31/2015	$19.83482	$19.55164	0
01/01/2016 to 12/31/2016	$19.55164	$19.11208	0
01/01/2017 to 12/31/2017	$19.11208	$25.02101	0
01/01/2018 to 12/31/2018	$25.02101	$24.39201	0
Wells Fargo VT Small Cap Growth Fund - Class 1
07/16/2010* to 12/31/2010	$9.59289	$12.17039	0
01/01/2011 to 12/31/2011	$12.17039	$11.29316	0
01/01/2012 to 12/31/2012	$11.29316	$11.84215	0
01/01/2013 to 12/31/2013	$11.84215	$17.29468	0
01/01/2014 to 12/31/2014	$17.29468	$16.49483	0
01/01/2015 to 12/31/2015	$16.49483	$15.57824	0
01/01/2016 to 12/31/2016	$15.57824	$16.33675	0
01/01/2017 to 12/31/2017	$16.33675	$19.99065	0
01/01/2018 to 12/31/2018	$19.99065	$19.67321	0
*Denotes the start date of these sub-accounts

ASL II
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: Nonqualified Beneficiary Continuation Option - 1.00% Settlement Service Charge

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ACCESS VP High Yield Fund
01/01/2009 to 12/31/2009	$11.31389	$13.09510	3,789
01/01/2010 to 12/31/2010	$13.09510	$15.08691	5,807
01/01/2011 to 12/31/2011	$15.08691	$15.34633	35,322
01/01/2012 to 12/31/2012	$15.34633	$17.33846	19,933
01/01/2013 to 12/31/2013	$17.33846	$18.88474	26,410
01/01/2014 to 12/31/2014	$18.88474	$19.13324	6,594
01/01/2015 to 12/31/2015	$19.13324	$18.97114	6,517
01/01/2016 to 12/31/2016	$18.97114	$20.47228	15,994
01/01/2017 to 12/31/2017	$20.47228	$21.23987	3,537
01/01/2018 to 12/31/2018	$21.23987	$20.89775	3,361
AST Academic Strategies Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$8.09138	$9.96159	250,364
01/01/2010 to 12/31/2010	$9.96159	$11.04184	243,717
01/01/2011 to 12/31/2011	$11.04184	$10.64084	237,622
01/01/2012 to 12/31/2012	$10.64084	$11.85822	240,813
01/01/2013 to 12/31/2013	$11.85822	$12.91063	234,834
01/01/2014 to 12/31/2014	$12.91063	$13.26963	327,654
01/01/2015 to 12/31/2015	$13.26963	$12.71414	309,303
01/01/2016 to 12/31/2016	$12.71414	$13.38467	368,452
01/01/2017 to 12/31/2017	$13.38467	$14.91881	425,606
01/01/2018 to 12/31/2018	$14.91881	$13.56731	371,623
AST Advanced Strategies Portfolio
01/01/2009 to 12/31/2009	$8.07230	$10.08543	239,014
01/01/2010 to 12/31/2010	$10.08543	$11.35313	184,259
01/01/2011 to 12/31/2011	$11.35313	$11.25238	191,948
01/01/2012 to 12/31/2012	$11.25238	$12.66016	256,281
01/01/2013 to 12/31/2013	$12.66016	$14.60882	239,800
01/01/2014 to 12/31/2014	$14.60882	$15.34617	259,478
01/01/2015 to 12/31/2015	$15.34617	$15.31476	288,381
01/01/2016 to 12/31/2016	$15.31476	$16.23932	347,500
01/01/2017 to 12/31/2017	$16.23932	$18.79860	347,344
01/01/2018 to 12/31/2018	$18.79860	$17.51425	312,366
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99917	$11.68963	0
01/01/2014 to 12/31/2014	$11.68963	$13.09682	3,297
01/01/2015 to 12/31/2015	$13.09682	$13.18982	1,188
01/01/2016 to 12/31/2016	$13.18982	$14.45570	3,834
01/01/2017 to 12/31/2017	$14.45570	$17.47924	4,642
01/01/2018 to 12/31/2018	$17.47924	$15.89609	7,679
AST Balanced Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$8.36951	$10.21620	257,542
01/01/2010 to 12/31/2010	$10.21620	$11.35945	323,653
01/01/2011 to 12/31/2011	$11.35945	$11.10921	402,312
01/01/2012 to 12/31/2012	$11.10921	$12.37020	420,485
01/01/2013 to 12/31/2013	$12.37020	$14.40769	443,366
01/01/2014 to 12/31/2014	$14.40769	$15.19391	671,511
01/01/2015 to 12/31/2015	$15.19391	$15.11357	761,478
01/01/2016 to 12/31/2016	$15.11357	$15.90504	861,509
01/01/2017 to 12/31/2017	$15.90504	$18.09358	1,094,956
01/01/2018 to 12/31/2018	$18.09358	$17.02790	1,178,792

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99917	$9.20763	608
01/01/2012 to 12/31/2012	$9.20763	$10.19981	601
01/01/2013 to 12/31/2013	$10.19981	$11.19378	5,235
01/01/2014 to 12/31/2014	$11.19378	$11.62440	13,261
01/01/2015 to 12/31/2015	$11.62440	$11.16295	16,473
01/01/2016 to 12/31/2016	$11.16295	$11.82065	21,698
01/01/2017 to 12/31/2017	$11.82065	$13.17863	56,027
01/01/2018 to 12/31/2018	$13.17863	$12.35746	10,162
AST BlackRock Low Duration Bond Portfolio
01/01/2009 to 12/31/2009	$16.62970	$18.14757	376,120
01/01/2010 to 12/31/2010	$18.14757	$18.66660	283,949
01/01/2011 to 12/31/2011	$18.66660	$18.89558	241,831
01/01/2012 to 12/31/2012	$18.89558	$19.58490	267,544
01/01/2013 to 12/31/2013	$19.58490	$18.96745	254,029
01/01/2014 to 12/31/2014	$18.96745	$18.75991	315,321
01/01/2015 to 12/31/2015	$18.75991	$18.66194	344,136
01/01/2016 to 12/31/2016	$18.66194	$18.77806	348,563
01/01/2017 to 12/31/2017	$18.77806	$18.90772	386,743
01/01/2018 to 12/31/2018	$18.90772	$18.85686	356,268
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2009 to 12/31/2009	$19.81564	$22.85951	695,034
01/01/2010 to 12/31/2010	$22.85951	$24.37768	586,949
01/01/2011 to 12/31/2011	$24.37768	$24.90106	532,204
01/01/2012 to 12/31/2012	$24.90106	$26.94996	554,965
01/01/2013 to 12/31/2013	$26.94996	$26.19038	425,830
01/01/2014 to 12/31/2014	$26.19038	$27.02556	366,814
01/01/2015 to 12/31/2015	$27.02556	$26.19140	347,903
01/01/2016 to 12/31/2016	$26.19140	$27.02618	309,655
01/01/2017 to 12/31/2017	$27.02618	$27.92365	284,260
01/01/2018 to 12/31/2018	$27.92365	$27.46048	254,972
AST Bond Portfolio 2018
01/01/2009 to 12/31/2009	$12.12599	$11.27834	9,475
01/01/2010 to 12/31/2010	$11.27834	$12.41449	0
01/01/2011 to 12/31/2011	$12.41449	$13.95934	2,627
01/01/2012 to 12/31/2012	$13.95934	$14.60969	4,673
01/01/2013 to 12/31/2013	$14.60969	$14.00904	23,692
01/01/2014 to 12/31/2014	$14.00904	$14.23827	12,082
01/01/2015 to 12/31/2015	$14.23827	$14.21013	14,482
01/01/2016 to 12/31/2016	$14.21013	$14.29454	41,234
01/01/2017 to 12/31/2017	$14.29454	$14.25334	139,564
01/01/2018 to 12/31/2018	$14.25334	$14.21730	0
AST Bond Portfolio 2019
01/01/2009 to 12/31/2009	$12.19549	$11.14382	0
01/01/2010 to 12/31/2010	$11.14382	$12.28579	4,945
01/01/2011 to 12/31/2011	$12.28579	$14.10576	0
01/01/2012 to 12/31/2012	$14.10576	$14.78287	12,165
01/01/2013 to 12/31/2013	$14.78287	$13.92798	22,233
01/01/2014 to 12/31/2014	$13.92798	$14.37659	20,528
01/01/2015 to 12/31/2015	$14.37659	$14.38526	58,258
01/01/2016 to 12/31/2016	$14.38526	$14.44768	182,661
01/01/2017 to 12/31/2017	$14.44768	$14.41214	135,007
01/01/2018 to 12/31/2018	$14.41214	$14.34842	901,583

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2020
01/02/2009* to 12/31/2009	$9.99945	$8.86043	0
01/01/2010 to 12/31/2010	$8.86043	$9.81087	1,268
01/01/2011 to 12/31/2011	$9.81087	$11.52667	0
01/01/2012 to 12/31/2012	$11.52667	$12.13249	768
01/01/2013 to 12/31/2013	$12.13249	$11.22861	169,824
01/01/2014 to 12/31/2014	$11.22861	$11.80106	176,463
01/01/2015 to 12/31/2015	$11.80106	$11.86134	202,920
01/01/2016 to 12/31/2016	$11.86134	$11.97262	343,163
01/01/2017 to 12/31/2017	$11.97262	$11.95822	256,930
01/01/2018 to 12/31/2018	$11.95822	$11.87291	320,529
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99890	$11.09795	2,981
01/01/2011 to 12/31/2011	$11.09795	$13.21731	6,222
01/01/2012 to 12/31/2012	$13.21731	$13.97410	0
01/01/2013 to 12/31/2013	$13.97410	$12.86584	0
01/01/2014 to 12/31/2014	$12.86584	$13.71561	5,617
01/01/2015 to 12/31/2015	$13.71561	$13.82063	15,005
01/01/2016 to 12/31/2016	$13.82063	$13.96071	94,416
01/01/2017 to 12/31/2017	$13.96071	$14.03983	31,076
01/01/2018 to 12/31/2018	$14.03983	$13.90798	107,530
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99917	$12.11811	3,562
01/01/2012 to 12/31/2012	$12.11811	$12.69832	19,197
01/01/2013 to 12/31/2013	$12.69832	$11.34626	1,129
01/01/2014 to 12/31/2014	$11.34626	$12.39765	15,823
01/01/2015 to 12/31/2015	$12.39765	$12.53097	20,638
01/01/2016 to 12/31/2016	$12.53097	$12.63249	47,236
01/01/2017 to 12/31/2017	$12.63249	$12.70276	52,859
01/01/2018 to 12/31/2018	$12.70276	$12.55662	282,681
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99890	$10.48379	10,462
01/01/2013 to 12/31/2013	$10.48379	$9.32044	119,441
01/01/2014 to 12/31/2014	$9.32044	$10.39161	49,103
01/01/2015 to 12/31/2015	$10.39161	$10.56624	9,401
01/01/2016 to 12/31/2016	$10.56624	$10.66054	206,280
01/01/2017 to 12/31/2017	$10.66054	$10.73308	163,563
01/01/2018 to 12/31/2018	$10.73308	$10.59724	624,370
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99945	$8.82085	84,645
01/01/2014 to 12/31/2014	$8.82085	$10.00685	89,238
01/01/2015 to 12/31/2015	$10.00685	$10.18824	12,269
01/01/2016 to 12/31/2016	$10.18824	$10.27881	30,750
01/01/2017 to 12/31/2017	$10.27881	$10.34756	374,497
01/01/2018 to 12/31/2018	$10.34756	$10.17765	537,230
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99945	$11.39492	50,736
01/01/2015 to 12/31/2015	$11.39492	$11.50639	164,266
01/01/2016 to 12/31/2016	$11.50639	$11.67304	0
01/01/2017 to 12/31/2017	$11.67304	$11.76800	1,928
01/01/2018 to 12/31/2018	$11.76800	$11.56406	292,213
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99945	$10.01876	51,230
01/01/2016 to 12/31/2016	$10.01876	$10.12464	1,049,011
01/01/2017 to 12/31/2017	$10.12464	$10.26633	592,123
01/01/2018 to 12/31/2018	$10.26633	$10.05732	1,791,277

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99890	$9.95964	877,396
01/01/2017 to 12/31/2017	$9.95964	$10.12497	1,156,405
01/01/2018 to 12/31/2018	$10.12497	$9.89699	1,964,185
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99890	$10.11809	8,947
01/01/2018 to 12/31/2018	$10.11809	$9.81046	661,426
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99890	$9.74107	1,191
AST Capital Growth Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.88374	$9.78193	462,021
01/01/2010 to 12/31/2010	$9.78193	$10.97936	364,312
01/01/2011 to 12/31/2011	$10.97936	$10.60593	310,209
01/01/2012 to 12/31/2012	$10.60593	$11.94067	351,268
01/01/2013 to 12/31/2013	$11.94067	$14.50233	365,259
01/01/2014 to 12/31/2014	$14.50233	$15.36165	564,051
01/01/2015 to 12/31/2015	$15.36165	$15.28913	481,642
01/01/2016 to 12/31/2016	$15.28913	$16.17122	644,566
01/01/2017 to 12/31/2017	$16.17122	$18.87402	825,771
01/01/2018 to 12/31/2018	$18.87402	$17.52258	932,850
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99917	$11.72888	0
01/01/2014 to 12/31/2014	$11.72888	$13.19191	4,206
01/01/2015 to 12/31/2015	$13.19191	$12.59356	8,092
01/01/2016 to 12/31/2016	$12.59356	$14.32469	9,174
01/01/2017 to 12/31/2017	$14.32469	$16.79155	14,303
01/01/2018 to 12/31/2018	$16.79155	$15.83069	13,703
AST Cohen & Steers Realty Portfolio
01/01/2009 to 12/31/2009	$15.85953	$20.71416	96,981
01/01/2010 to 12/31/2010	$20.71416	$26.39075	88,762
01/01/2011 to 12/31/2011	$26.39075	$27.84886	75,280
01/01/2012 to 12/31/2012	$27.84886	$31.80172	92,654
01/01/2013 to 12/31/2013	$31.80172	$32.47025	76,651
01/01/2014 to 12/31/2014	$32.47025	$42.08279	61,673
01/01/2015 to 12/31/2015	$42.08279	$43.68009	60,999
01/01/2016 to 12/31/2016	$43.68009	$45.32599	57,772
01/01/2017 to 12/31/2017	$45.32599	$47.67631	54,091
01/01/2018 to 12/31/2018	$47.67631	$44.95306	51,481
AST Fidelity Institutional AM® Quantitative Portfolio
formerly,AST FI Pyramis® Quantitative Portfolio
01/01/2009 to 12/31/2009	$7.41308	$9.08947	152,714
01/01/2010 to 12/31/2010	$9.08947	$10.29106	126,118
01/01/2011 to 12/31/2011	$10.29106	$10.03499	140,161
01/01/2012 to 12/31/2012	$10.03499	$10.99111	144,585
01/01/2013 to 12/31/2013	$10.99111	$12.48739	139,523
01/01/2014 to 12/31/2014	$12.48739	$12.75219	179,552
01/01/2015 to 12/31/2015	$12.75219	$12.74977	188,133
01/01/2016 to 12/31/2016	$12.74977	$13.15935	267,279
01/01/2017 to 12/31/2017	$13.15935	$15.17402	213,363
01/01/2018 to 12/31/2018	$15.17402	$13.85808	169,364

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Global Real Estate Portfolio
01/01/2009 to 12/31/2009	$6.13195	$8.20147	3,269
01/01/2010 to 12/31/2010	$8.20147	$9.75937	8,104
01/01/2011 to 12/31/2011	$9.75937	$9.17508	10,323
01/01/2012 to 12/31/2012	$9.17508	$11.51795	14,435
01/01/2013 to 12/31/2013	$11.51795	$11.89855	14,755
01/01/2014 to 12/31/2014	$11.89855	$13.41964	25,783
01/01/2015 to 12/31/2015	$13.41964	$13.27368	17,624
01/01/2016 to 12/31/2016	$13.27368	$13.25863	20,239
01/01/2017 to 12/31/2017	$13.25863	$14.55529	14,449
01/01/2018 to 12/31/2018	$14.55529	$13.73036	15,071
AST Goldman Sachs Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$17.56262	$20.72339	266,028
01/01/2010 to 12/31/2010	$20.72339	$23.15985	214,419
01/01/2011 to 12/31/2011	$23.15985	$21.66313	193,150
01/01/2012 to 12/31/2012	$21.66313	$25.66427	182,309
01/01/2013 to 12/31/2013	$25.66427	$33.92998	177,804
01/01/2014 to 12/31/2014	$33.92998	$38.00205	225,380
01/01/2015 to 12/31/2015	$38.00205	$35.88361	307,497
01/01/2016 to 12/31/2016	$35.88361	$39.62551	267,928
01/01/2017 to 12/31/2017	$39.62551	$43.05378	250,874
01/01/2018 to 12/31/2018	$43.05378	$38.98665	243,150
AST Goldman Sachs Mid-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$3.18198	$4.94864	301,894
01/01/2010 to 12/31/2010	$4.94864	$5.87050	288,663
01/01/2011 to 12/31/2011	$5.87050	$5.63884	242,754
01/01/2012 to 12/31/2012	$5.63884	$6.67744	295,653
01/01/2013 to 12/31/2013	$6.67744	$8.73874	280,627
01/01/2014 to 12/31/2014	$8.73874	$9.64863	303,027
01/01/2015 to 12/31/2015	$9.64863	$9.00912	805,485
01/01/2016 to 12/31/2016	$9.00912	$9.06596	723,416
01/01/2017 to 12/31/2017	$9.06596	$11.40704	652,462
01/01/2018 to 12/31/2018	$11.40704	$10.80137	621,352
AST Goldman Sachs Multi-Asset Portfolio
01/01/2009 to 12/31/2009	$7.63755	$9.32917	30,718
01/01/2010 to 12/31/2010	$9.32917	$10.30704	47,765
01/01/2011 to 12/31/2011	$10.30704	$10.15231	47,893
01/01/2012 to 12/31/2012	$10.15231	$11.06880	53,335
01/01/2013 to 12/31/2013	$11.06880	$12.03431	54,982
01/01/2014 to 12/31/2014	$12.03431	$12.39539	91,758
01/01/2015 to 12/31/2015	$12.39539	$12.15986	81,240
01/01/2016 to 12/31/2016	$12.15986	$12.67116	83,630
01/01/2017 to 12/31/2017	$12.67116	$14.08563	102,094
01/01/2018 to 12/31/2018	$14.08563	$12.95987	94,336
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2009 to 12/31/2009	$19.14844	$24.04653	96,518
01/01/2010 to 12/31/2010	$24.04653	$30.17830	78,409
01/01/2011 to 12/31/2011	$30.17830	$30.26582	68,981
01/01/2012 to 12/31/2012	$30.26582	$34.66418	62,151
01/01/2013 to 12/31/2013	$34.66418	$47.63708	51,383
01/01/2014 to 12/31/2014	$47.63708	$50.55541	48,790
01/01/2015 to 12/31/2015	$50.55541	$47.30014	52,668
01/01/2016 to 12/31/2016	$47.30014	$58.21270	52,315
01/01/2017 to 12/31/2017	$58.21270	$64.65626	51,006
01/01/2018 to 12/31/2018	$64.65626	$55.00434	43,775

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Government Money Market Portfolio
01/01/2009 to 12/31/2009	$14.35340	$14.24504	1,421,640
01/01/2010 to 12/31/2010	$14.24504	$14.10633	1,176,323
01/01/2011 to 12/31/2011	$14.10633	$13.96836	824,499
01/01/2012 to 12/31/2012	$13.96836	$13.82981	713,101
01/01/2013 to 12/31/2013	$13.82981	$13.69132	710,651
01/01/2014 to 12/31/2014	$13.69132	$13.55442	1,050,285
01/01/2015 to 12/31/2015	$13.55442	$13.41913	966,611
01/01/2016 to 12/31/2016	$13.41913	$13.28474	903,599
01/01/2017 to 12/31/2017	$13.28474	$13.19697	1,033,000
01/01/2018 to 12/31/2018	$13.19697	$13.23413	985,309
AST High Yield Portfolio
01/01/2009 to 12/31/2009	$13.47804	$18.08713	206,875
01/01/2010 to 12/31/2010	$18.08713	$20.32352	182,892
01/01/2011 to 12/31/2011	$20.32352	$20.75893	158,058
01/01/2012 to 12/31/2012	$20.75893	$23.40259	149,195
01/01/2013 to 12/31/2013	$23.40259	$24.83224	127,818
01/01/2014 to 12/31/2014	$24.83224	$25.21272	119,011
01/01/2015 to 12/31/2015	$25.21272	$24.07132	117,177
01/01/2016 to 12/31/2016	$24.07132	$27.49997	134,011
01/01/2017 to 12/31/2017	$27.49997	$29.25979	118,798
01/01/2018 to 12/31/2018	$29.25979	$28.39032	116,416
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$14.71933	$17.40422	205,587
01/01/2010 to 12/31/2010	$17.40422	$19.49750	184,694
01/01/2011 to 12/31/2011	$19.49750	$18.49519	150,135
01/01/2012 to 12/31/2012	$18.49519	$21.40211	129,302
01/01/2013 to 12/31/2013	$21.40211	$29.63383	125,403
01/01/2014 to 12/31/2014	$29.63383	$33.37040	125,702
01/01/2015 to 12/31/2015	$33.37040	$30.44804	110,236
01/01/2016 to 12/31/2016	$30.44804	$36.13853	107,925
01/01/2017 to 12/31/2017	$36.13853	$42.64461	109,438
01/01/2018 to 12/31/2018	$42.64461	$36.24151	106,010
AST International Growth Portfolio
01/01/2009 to 12/31/2009	$13.00882	$17.42364	377,357
01/01/2010 to 12/31/2010	$17.42364	$19.75009	307,090
01/01/2011 to 12/31/2011	$19.75009	$17.02575	256,898
01/01/2012 to 12/31/2012	$17.02575	$20.28826	244,689
01/01/2013 to 12/31/2013	$20.28826	$23.91297	227,893
01/01/2014 to 12/31/2014	$23.91297	$22.36595	244,156
01/01/2015 to 12/31/2015	$22.36595	$22.83946	237,935
01/01/2016 to 12/31/2016	$22.83946	$21.75723	216,608
01/01/2017 to 12/31/2017	$21.75723	$29.17083	181,369
01/01/2018 to 12/31/2018	$29.17083	$25.02802	183,877
AST International Value Portfolio
01/01/2009 to 12/31/2009	$13.26248	$17.13440	165,528
01/01/2010 to 12/31/2010	$17.13440	$18.84289	155,007
01/01/2011 to 12/31/2011	$18.84289	$16.31361	132,978
01/01/2012 to 12/31/2012	$16.31361	$18.84378	69,926
01/01/2013 to 12/31/2013	$18.84378	$22.28699	59,140
01/01/2014 to 12/31/2014	$22.28699	$20.58500	60,486
01/01/2015 to 12/31/2015	$20.58500	$20.54578	55,206
01/01/2016 to 12/31/2016	$20.54578	$20.45874	51,372
01/01/2017 to 12/31/2017	$20.45874	$24.87523	49,631
01/01/2018 to 12/31/2018	$24.87523	$20.65169	46,276

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan Global Thematic Portfolio
01/01/2009 to 12/31/2009	$6.99592	$8.77278	51,936
01/01/2010 to 12/31/2010	$8.77278	$9.88511	69,518
01/01/2011 to 12/31/2011	$9.88511	$9.73062	61,897
01/01/2012 to 12/31/2012	$9.73062	$10.94170	23,928
01/01/2013 to 12/31/2013	$10.94170	$12.59599	42,546
01/01/2014 to 12/31/2014	$12.59599	$13.26378	51,500
01/01/2015 to 12/31/2015	$13.26378	$12.99366	80,123
01/01/2016 to 12/31/2016	$12.99366	$13.53508	78,683
01/01/2017 to 12/31/2017	$13.53508	$15.67210	97,714
01/01/2018 to 12/31/2018	$15.67210	$14.37083	96,289
AST J.P. Morgan International Equity Portfolio
01/01/2009 to 12/31/2009	$15.13880	$20.36525	111,338
01/01/2010 to 12/31/2010	$20.36525	$21.60723	99,329
01/01/2011 to 12/31/2011	$21.60723	$19.43423	88,820
01/01/2012 to 12/31/2012	$19.43423	$23.45510	106,686
01/01/2013 to 12/31/2013	$23.45510	$26.78744	85,086
01/01/2014 to 12/31/2014	$26.78744	$24.83158	91,810
01/01/2015 to 12/31/2015	$24.83158	$23.89634	105,108
01/01/2016 to 12/31/2016	$23.89634	$24.11479	100,615
01/01/2017 to 12/31/2017	$24.11479	$30.94853	109,592
01/01/2018 to 12/31/2018	$30.94853	$25.28549	130,028
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2009 to 12/31/2009	$17.05780	$20.60587	89,471
01/01/2010 to 12/31/2010	$20.60587	$21.89274	83,097
01/01/2011 to 12/31/2011	$21.89274	$21.72461	94,146
01/01/2012 to 12/31/2012	$21.72461	$23.81283	101,774
01/01/2013 to 12/31/2013	$23.81283	$26.17549	113,447
01/01/2014 to 12/31/2014	$26.17549	$27.32580	111,693
01/01/2015 to 12/31/2015	$27.32580	$27.00336	113,673
01/01/2016 to 12/31/2016	$27.00336	$27.75991	118,334
01/01/2017 to 12/31/2017	$27.75991	$30.81994	120,417
01/01/2018 to 12/31/2018	$30.81994	$28.94613	110,885
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08456	$10.29950	0
01/01/2010 to 12/31/2010	$10.29950	$11.35044	9,275
01/01/2011 to 12/31/2011	$11.35044	$11.31147	7,961
01/01/2012 to 12/31/2012	$11.31147	$12.89896	14,252
01/01/2013 to 12/31/2013	$12.89896	$17.43025	17,064
01/01/2014 to 12/31/2014	$17.43025	$18.89599	20,130
01/01/2015 to 12/31/2015	$18.89599	$20.69639	23,494
01/01/2016 to 12/31/2016	$20.69639	$20.18966	17,606
01/01/2017 to 12/31/2017	$20.18966	$27.14984	20,872
01/01/2018 to 12/31/2018	$27.14984	$26.44401	26,922
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$12.43243	$15.97101	454,565
01/01/2010 to 12/31/2010	$15.97101	$18.93443	364,357
01/01/2011 to 12/31/2011	$18.93443	$18.57408	314,477
01/01/2012 to 12/31/2012	$18.57408	$20.64367	298,859
01/01/2013 to 12/31/2013	$20.64367	$27.91962	283,764
01/01/2014 to 12/31/2014	$27.91962	$30.56746	483,667
01/01/2015 to 12/31/2015	$30.56746	$33.30968	453,208
01/01/2016 to 12/31/2016	$33.30968	$34.81594	409,226
01/01/2017 to 12/31/2017	$34.81594	$45.83946	343,997
01/01/2018 to 12/31/2018	$45.83946	$44.15911	304,719

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Global Equity Portfolio
01/01/2009 to 12/31/2009	$10.72595	$13.96444	141,465
01/01/2010 to 12/31/2010	$13.96444	$15.49029	128,001
01/01/2011 to 12/31/2011	$15.49029	$14.85514	129,617
01/01/2012 to 12/31/2012	$14.85514	$18.10048	130,547
01/01/2013 to 12/31/2013	$18.10048	$22.87131	118,400
01/01/2014 to 12/31/2014	$22.87131	$23.46465	130,400
01/01/2015 to 12/31/2015	$23.46465	$22.88968	137,627
01/01/2016 to 12/31/2016	$22.88968	$24.27273	113,301
01/01/2017 to 12/31/2017	$24.27273	$29.75940	143,045
01/01/2018 to 12/31/2018	$29.75940	$26.64602	134,652
AST MFS Growth Portfolio
01/01/2009 to 12/31/2009	$6.29837	$7.75095	357,512
01/01/2010 to 12/31/2010	$7.75095	$8.65441	303,538
01/01/2011 to 12/31/2011	$8.65441	$8.51702	270,926
01/01/2012 to 12/31/2012	$8.51702	$9.87231	195,704
01/01/2013 to 12/31/2013	$9.87231	$13.36113	147,093
01/01/2014 to 12/31/2014	$13.36113	$14.37958	157,123
01/01/2015 to 12/31/2015	$14.37958	$15.26494	169,019
01/01/2016 to 12/31/2016	$15.26494	$15.40138	177,915
01/01/2017 to 12/31/2017	$15.40138	$19.92992	197,208
01/01/2018 to 12/31/2018	$19.92992	$20.15385	220,898
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99918	$10.22176	0
01/01/2013 to 12/31/2013	$10.22176	$13.61120	0
01/01/2014 to 12/31/2014	$13.61120	$14.85196	640
01/01/2015 to 12/31/2015	$14.85196	$14.59714	1,244
01/01/2016 to 12/31/2016	$14.59714	$16.39451	8,357
01/01/2017 to 12/31/2017	$16.39451	$19.04533	9,707
01/01/2018 to 12/31/2018	$19.04533	$16.94021	10,570
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$20.50660	$28.55300	181,892
01/01/2010 to 12/31/2010	$28.55300	$34.89213	147,445
01/01/2011 to 12/31/2011	$34.89213	$33.68548	125,064
01/01/2012 to 12/31/2012	$33.68548	$39.06036	118,486
01/01/2013 to 12/31/2013	$39.06036	$54.91400	108,908
01/01/2014 to 12/31/2014	$54.91400	$62.11209	125,689
01/01/2015 to 12/31/2015	$62.11209	$58.02486	124,582
01/01/2016 to 12/31/2016	$58.02486	$67.91756	111,615
01/01/2017 to 12/31/2017	$67.91756	$76.51155	100,168
01/01/2018 to 12/31/2018	$76.51155	$63.28798	97,799
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99918	$10.36988	163,468
01/01/2013 to 12/31/2013	$10.36988	$12.20785	196,043
01/01/2014 to 12/31/2014	$12.20785	$12.70680	234,433
01/01/2015 to 12/31/2015	$12.70680	$12.42361	185,975
01/01/2016 to 12/31/2016	$12.42361	$12.83122	170,794
01/01/2017 to 12/31/2017	$12.83122	$14.79827	195,106
01/01/2018 to 12/31/2018	$14.79827	$13.43728	165,396

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Parametric Emerging Markets Equity Portfolio
01/01/2009 to 12/31/2009	$5.59075	$9.21628	21,493
01/01/2010 to 12/31/2010	$9.21628	$11.15602	57,487
01/01/2011 to 12/31/2011	$11.15602	$8.80566	55,390
01/01/2012 to 12/31/2012	$8.80566	$10.28050	54,656
01/01/2013 to 12/31/2013	$10.28050	$10.20041	49,534
01/01/2014 to 12/31/2014	$10.20041	$9.62551	56,193
01/01/2015 to 12/31/2015	$9.62551	$7.93525	49,051
01/01/2016 to 12/31/2016	$7.93525	$8.82714	69,585
01/01/2017 to 12/31/2017	$8.82714	$11.04415	86,805
01/01/2018 to 12/31/2018	$11.04415	$9.39743	93,478
AST Preservation Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$9.20816	$10.94265	182,513
01/01/2010 to 12/31/2010	$10.94265	$11.97851	203,990
01/01/2011 to 12/31/2011	$11.97851	$11.97699	173,004
01/01/2012 to 12/31/2012	$11.97699	$13.08726	274,996
01/01/2013 to 12/31/2013	$13.08726	$14.14999	348,267
01/01/2014 to 12/31/2014	$14.14999	$14.81750	425,734
01/01/2015 to 12/31/2015	$14.81750	$14.69032	503,132
01/01/2016 to 12/31/2016	$14.69032	$15.34726	578,618
01/01/2017 to 12/31/2017	$15.34726	$16.73327	635,562
01/01/2018 to 12/31/2018	$16.73327	$16.09460	620,067
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01909	$10.08209	0
01/01/2012 to 12/31/2012	$10.08209	$10.69090	0
01/01/2013 to 12/31/2013	$10.69090	$10.33921	0
01/01/2014 to 12/31/2014	$10.33921	$10.85620	296
01/01/2015 to 12/31/2015	$10.85620	$10.71878	22,626
01/01/2016 to 12/31/2016	$10.71878	$11.05840	26,811
01/01/2017 to 12/31/2017	$11.05840	$11.56891	30,241
01/01/2018 to 12/31/2018	$11.56891	$11.35948	9,195
AST Prudential Growth Allocation Portfolio
01/01/2009 to 12/31/2009	$6.82154	$8.50747	130,430
01/01/2010 to 12/31/2010	$8.50747	$10.02421	119,611
01/01/2011 to 12/31/2011	$10.02421	$9.30737	121,090
01/01/2012 to 12/31/2012	$9.30737	$10.40479	69,098
01/01/2013 to 12/31/2013	$10.40479	$12.05451	57,048
01/01/2014 to 12/31/2014	$12.05451	$13.03159	91,309
01/01/2015 to 12/31/2015	$13.03159	$12.82229	236,779
01/01/2016 to 12/31/2016	$12.82229	$13.97569	294,371
01/01/2017 to 12/31/2017	$13.97569	$16.06333	629,980
01/01/2018 to 12/31/2018	$16.06333	$14.69404	560,227
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99917	$11.72938	0
01/01/2014 to 12/31/2014	$11.72938	$13.38204	0
01/01/2015 to 12/31/2015	$13.38204	$13.45275	0
01/01/2016 to 12/31/2016	$13.45275	$14.76417	0
01/01/2017 to 12/31/2017	$14.76417	$17.74662	1,679
01/01/2018 to 12/31/2018	$17.74662	$16.31192	1,128

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST QMA US Equity Alpha Portfolio
01/01/2009 to 12/31/2009	$9.23298	$11.13529	165,516
01/01/2010 to 12/31/2010	$11.13529	$12.68306	148,208
01/01/2011 to 12/31/2011	$12.68306	$12.99051	123,296
01/01/2012 to 12/31/2012	$12.99051	$15.27887	121,362
01/01/2013 to 12/31/2013	$15.27887	$20.03106	108,667
01/01/2014 to 12/31/2014	$20.03106	$23.24438	131,331
01/01/2015 to 12/31/2015	$23.24438	$23.72061	133,482
01/01/2016 to 12/31/2016	$23.72061	$26.97020	132,429
01/01/2017 to 12/31/2017	$26.97020	$32.64232	120,335
01/01/2018 to 12/31/2018	$32.64232	$29.65905	141,131
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99917	$8.93949	0
01/01/2012 to 12/31/2012	$8.93949	$10.01453	5,703
01/01/2013 to 12/31/2013	$10.01453	$12.13505	7,780
01/01/2014 to 12/31/2014	$12.13505	$12.79471	37,229
01/01/2015 to 12/31/2015	$12.79471	$12.68580	42,256
01/01/2016 to 12/31/2016	$12.68580	$13.35312	60,495
01/01/2017 to 12/31/2017	$13.35312	$15.62461	53,957
01/01/2018 to 12/31/2018	$15.62461	$14.45795	46,702
AST RCM World Trends Portfolio
01/01/2009 to 12/31/2009	$7.20598	$8.80238	41,533
01/01/2010 to 12/31/2010	$8.80238	$9.75301	52,644
01/01/2011 to 12/31/2011	$9.75301	$9.48020	111,110
01/01/2012 to 12/31/2012	$9.48020	$10.35036	139,141
01/01/2013 to 12/31/2013	$10.35036	$11.52146	120,205
01/01/2014 to 12/31/2014	$11.52146	$11.99252	133,536
01/01/2015 to 12/31/2015	$11.99252	$11.85291	136,474
01/01/2016 to 12/31/2016	$11.85291	$12.29955	181,299
01/01/2017 to 12/31/2017	$12.29955	$14.15345	179,102
01/01/2018 to 12/31/2018	$14.15345	$12.90392	147,063
AST Small-Cap Growth Opportunities Portfolio
01/01/2009 to 12/31/2009	$7.54939	$9.91508	89,622
01/01/2010 to 12/31/2010	$9.91508	$13.01055	81,914
01/01/2011 to 12/31/2011	$13.01055	$11.19172	137,269
01/01/2012 to 12/31/2012	$11.19172	$13.30374	130,099
01/01/2013 to 12/31/2013	$13.30374	$18.54585	126,485
01/01/2014 to 12/31/2014	$18.54585	$19.26759	145,335
01/01/2015 to 12/31/2015	$19.26759	$19.32954	147,432
01/01/2016 to 12/31/2016	$19.32954	$20.60981	128,119
01/01/2017 to 12/31/2017	$20.60981	$26.05411	117,372
01/01/2018 to 12/31/2018	$26.05411	$22.99549	128,121
AST Small-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$11.65548	$15.45155	165,746
01/01/2010 to 12/31/2010	$15.45155	$20.86785	138,847
01/01/2011 to 12/31/2011	$20.86785	$20.45715	118,573
01/01/2012 to 12/31/2012	$20.45715	$22.71838	122,406
01/01/2013 to 12/31/2013	$22.71838	$30.40214	97,212
01/01/2014 to 12/31/2014	$30.40214	$31.24773	88,416
01/01/2015 to 12/31/2015	$31.24773	$31.17842	88,541
01/01/2016 to 12/31/2016	$31.17842	$34.59479	87,562
01/01/2017 to 12/31/2017	$34.59479	$42.44065	89,783
01/01/2018 to 12/31/2018	$42.44065	$38.48332	85,686

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Value Portfolio
01/01/2009 to 12/31/2009	$16.29658	$20.48991	179,703
01/01/2010 to 12/31/2010	$20.48991	$25.55800	142,958
01/01/2011 to 12/31/2011	$25.55800	$23.79052	125,180
01/01/2012 to 12/31/2012	$23.79052	$27.82968	104,650
01/01/2013 to 12/31/2013	$27.82968	$37.85590	104,841
01/01/2014 to 12/31/2014	$37.85590	$39.45176	128,407
01/01/2015 to 12/31/2015	$39.45176	$37.37402	128,308
01/01/2016 to 12/31/2016	$37.37402	$47.80626	112,783
01/01/2017 to 12/31/2017	$47.80626	$50.80672	105,110
01/01/2018 to 12/31/2018	$50.80672	$41.70798	100,361
AST T. Rowe Price Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$18.81250	$23.12004	143,983
01/01/2010 to 12/31/2010	$23.12004	$25.52903	132,162
01/01/2011 to 12/31/2011	$25.52903	$25.77538	105,184
01/01/2012 to 12/31/2012	$25.77538	$28.96141	159,208
01/01/2013 to 12/31/2013	$28.96141	$33.49821	197,834
01/01/2014 to 12/31/2014	$33.49821	$35.11320	243,904
01/01/2015 to 12/31/2015	$35.11320	$34.77685	273,978
01/01/2016 to 12/31/2016	$34.77685	$37.02698	341,435
01/01/2017 to 12/31/2017	$37.02698	$42.30547	347,846
01/01/2018 to 12/31/2018	$42.30547	$39.64949	370,237
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$9.95546	$15.11626	139,111
01/01/2010 to 12/31/2010	$15.11626	$17.33121	91,822
01/01/2011 to 12/31/2011	$17.33121	$16.86715	92,278
01/01/2012 to 12/31/2012	$16.86715	$19.63441	117,823
01/01/2013 to 12/31/2013	$19.63441	$27.99595	106,243
01/01/2014 to 12/31/2014	$27.99595	$30.02902	124,055
01/01/2015 to 12/31/2015	$30.02902	$32.57786	159,880
01/01/2016 to 12/31/2016	$32.57786	$33.12298	155,469
01/01/2017 to 12/31/2017	$33.12298	$45.21615	151,581
01/01/2018 to 12/31/2018	$45.21615	$46.49250	133,396
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$9.16648	$10.73192	110,665
01/01/2010 to 12/31/2010	$10.73192	$11.94657	84,321
01/01/2011 to 12/31/2011	$11.94657	$11.76908	70,324
01/01/2012 to 12/31/2012	$11.76908	$13.21280	70,906
01/01/2013 to 12/31/2013	$13.21280	$17.61042	70,433
01/01/2014 to 12/31/2014	$17.61042	$17.70610	71,306
01/01/2015 to 12/31/2015	$17.70610	$16.46620	68,125
01/01/2016 to 12/31/2016	$16.46620	$17.30091	58,433
01/01/2017 to 12/31/2017	$17.30091	$19.96351	67,551
01/01/2018 to 12/31/2018	$19.96351	$17.84384	88,314
AST T. Rowe Price Natural Resources Portfolio
01/01/2009 to 12/31/2009	$33.42185	$49.41639	59,018
01/01/2010 to 12/31/2010	$49.41639	$58.92879	51,233
01/01/2011 to 12/31/2011	$58.92879	$49.63707	45,841
01/01/2012 to 12/31/2012	$49.63707	$50.91767	40,026
01/01/2013 to 12/31/2013	$50.91767	$58.16181	34,744
01/01/2014 to 12/31/2014	$58.16181	$52.76641	34,309
01/01/2015 to 12/31/2015	$52.76641	$42.18148	39,346
01/01/2016 to 12/31/2016	$42.18148	$52.03982	36,992
01/01/2017 to 12/31/2017	$52.03982	$56.83055	36,860
01/01/2018 to 12/31/2018	$56.83055	$46.89028	33,537

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Templeton Global Bond Portfolio
01/01/2009 to 12/31/2009	$15.75360	$17.48558	152,843
01/01/2010 to 12/31/2010	$17.48558	$18.30498	130,474
01/01/2011 to 12/31/2011	$18.30498	$18.86935	127,285
01/01/2012 to 12/31/2012	$18.86935	$19.65672	130,910
01/01/2013 to 12/31/2013	$19.65672	$18.72972	127,379
01/01/2014 to 12/31/2014	$18.72972	$18.64568	144,106
01/01/2015 to 12/31/2015	$18.64568	$17.60690	142,199
01/01/2016 to 12/31/2016	$17.60690	$18.19061	118,128
01/01/2017 to 12/31/2017	$18.19061	$18.37684	131,155
01/01/2018 to 12/31/2018	$18.37684	$18.55587	118,555
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$8.64660	$11.88890	67,540
01/01/2010 to 12/31/2010	$11.88890	$14.54868	63,900
01/01/2011 to 12/31/2011	$14.54868	$13.90624	39,508
01/01/2012 to 12/31/2012	$13.90624	$16.30177	57,927
01/01/2013 to 12/31/2013	$16.30177	$21.37014	35,635
01/01/2014 to 12/31/2014	$21.37014	$24.32345	39,075
01/01/2015 to 12/31/2015	$24.32345	$22.48892	34,907
01/01/2016 to 12/31/2016	$22.48892	$25.38035	42,814
01/01/2017 to 12/31/2017	$25.38035	$29.78331	33,752
01/01/2018 to 12/31/2018	$29.78331	$24.61150	31,156
AST Wellington Management Hedged Equity Portfolio
01/01/2009 to 12/31/2009	$7.09405	$9.02003	66,395
01/01/2010 to 12/31/2010	$9.02003	$10.23683	85,069
01/01/2011 to 12/31/2011	$10.23683	$9.78440	56,049
01/01/2012 to 12/31/2012	$9.78440	$10.75268	53,655
01/01/2013 to 12/31/2013	$10.75268	$12.82771	94,298
01/01/2014 to 12/31/2014	$12.82771	$13.39852	148,953
01/01/2015 to 12/31/2015	$13.39852	$13.18066	134,144
01/01/2016 to 12/31/2016	$13.18066	$13.90040	167,653
01/01/2017 to 12/31/2017	$13.90040	$15.63242	174,058
01/01/2018 to 12/31/2018	$15.63242	$14.70192	147,928
AST Western Asset Core Plus Bond Portfolio
01/01/2009 to 12/31/2009	$9.37246	$10.35775	14,693
01/01/2010 to 12/31/2010	$10.35775	$11.05377	13,807
01/01/2011 to 12/31/2011	$11.05377	$11.60263	26,245
01/01/2012 to 12/31/2012	$11.60263	$12.38854	38,757
01/01/2013 to 12/31/2013	$12.38854	$12.08169	28,282
01/01/2014 to 12/31/2014	$12.08169	$12.82173	64,295
01/01/2015 to 12/31/2015	$12.82173	$12.85054	107,742
01/01/2016 to 12/31/2016	$12.85054	$13.37744	119,515
01/01/2017 to 12/31/2017	$13.37744	$14.07930	157,254
01/01/2018 to 12/31/2018	$14.07930	$13.62211	393,461
Invesco V.I. Diversified Dividend Fund - Series I
04/29/2011* to 12/31/2011	$9.99315	$9.16230	13,364
01/01/2012 to 12/31/2012	$9.16230	$10.76898	13,248
01/01/2013 to 12/31/2013	$10.76898	$13.97020	16,703
01/01/2014 to 12/31/2014	$13.97020	$15.60462	28,655
01/01/2015 to 12/31/2015	$15.60462	$15.76781	27,145
01/01/2016 to 12/31/2016	$15.76781	$17.92294	30,582
01/01/2017 to 12/31/2017	$17.92294	$19.26570	44,957
01/01/2018 to 12/31/2018	$19.26570	$17.62747	43,791

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Growth Portfolio, Series I
04/27/2012* to 12/31/2012	$10.05010	$9.80982	18,004
01/01/2013 to 12/31/2013	$9.80982	$13.30656	13,731
01/01/2014 to 12/31/2014	$13.30656	$14.23222	12,329
01/01/2015 to 12/31/2015	$14.23222	$14.25989	11,841
01/01/2016 to 12/31/2016	$14.25989	$14.22436	12,003
01/01/2017 to 12/31/2017	$14.22436	$17.24996	12,450
01/01/2018 to 12/31/2018	$17.24996	$16.12303	12,009
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.12664	$9.75540	95,337
01/01/2017 to 12/31/2017	$9.75540	$13.62704	91,136
01/01/2018 to 12/31/2018	$13.62704	$11.10110	98,087
ProFund VP Asia 30
01/01/2009 to 12/31/2009	$14.53915	$22.19536	34,398
01/01/2010 to 12/31/2010	$22.19536	$25.02919	27,777
01/01/2011 to 12/31/2011	$25.02919	$18.08973	14,044
01/01/2012 to 12/31/2012	$18.08973	$20.68013	13,414
01/01/2013 to 12/31/2013	$20.68013	$23.53868	3,704
01/01/2014 to 12/31/2014	$23.53868	$22.93783	3,704
01/01/2015 to 12/31/2015	$22.93783	$20.57856	1,721
01/01/2016 to 12/31/2016	$20.57856	$20.50373	4,621
01/01/2017 to 12/31/2017	$20.50373	$26.97292	4,549
01/01/2018 to 12/31/2018	$26.97292	$21.73634	2,293
ProFund VP Banks
01/01/2009 to 12/31/2009	$5.21029	$4.93945	1,052
01/01/2010 to 12/31/2010	$4.93945	$5.29774	843
01/01/2011 to 12/31/2011	$5.29774	$3.84177	836
01/01/2012 to 12/31/2012	$3.84177	$5.07379	9,109
01/01/2013 to 12/31/2013	$5.07379	$6.70364	10,281
01/01/2014 to 12/31/2014	$6.70364	$7.32528	7,067
01/01/2015 to 12/31/2015	$7.32528	$7.22054	11,001
01/01/2016 to 12/31/2016	$7.22054	$8.80908	10,911
01/01/2017 to 12/31/2017	$8.80908	$10.28400	11,482
01/01/2018 to 12/31/2018	$10.28400	$8.35851	15,776
ProFund VP Basic Materials
01/01/2009 to 12/31/2009	$8.71310	$14.00640	10,331
01/01/2010 to 12/31/2010	$14.00640	$17.98417	10,826
01/01/2011 to 12/31/2011	$17.98417	$14.92885	5,870
01/01/2012 to 12/31/2012	$14.92885	$16.03347	4,321
01/01/2013 to 12/31/2013	$16.03347	$18.79906	2,069
01/01/2014 to 12/31/2014	$18.79906	$18.92500	3,752
01/01/2015 to 12/31/2015	$18.92500	$16.12724	4,154
01/01/2016 to 12/31/2016	$16.12724	$18.91866	3,568
01/01/2017 to 12/31/2017	$18.91866	$23.02985	5,065
01/01/2018 to 12/31/2018	$23.02985	$18.77246	3,320
ProFund VP Bear
01/01/2009 to 12/31/2009	$11.32954	$8.09035	34,435
01/01/2010 to 12/31/2010	$8.09035	$6.58398	20,213
01/01/2011 to 12/31/2011	$6.58398	$5.93911	15,996
01/01/2012 to 12/31/2012	$5.93911	$4.90375	28,486
01/01/2013 to 12/31/2013	$4.90375	$3.56582	21,528
01/01/2014 to 12/31/2014	$3.56582	$3.02718	38,795
01/01/2015 to 12/31/2015	$3.02718	$2.84932	83,206
01/01/2016 to 12/31/2016	$2.84932	$2.45268	75,708
01/01/2017 to 12/31/2017	$2.45268	$1.99193	24,390
01/01/2018 to 12/31/2018	$1.99193	$2.05178	17,501

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Biotechnology
01/01/2009 to 12/31/2009	$8.63828	$8.86976	12,600
01/01/2010 to 12/31/2010	$8.86976	$9.22903	14,775
01/01/2011 to 12/31/2011	$9.22903	$9.73624	13,350
01/01/2012 to 12/31/2012	$9.73624	$13.56228	15,507
01/01/2013 to 12/31/2013	$13.56228	$22.61310	16,770
01/01/2014 to 12/31/2014	$22.61310	$29.04185	23,196
01/01/2015 to 12/31/2015	$29.04185	$29.70045	21,972
01/01/2016 to 12/31/2016	$29.70045	$24.85293	13,221
01/01/2017 to 12/31/2017	$24.85293	$30.15157	13,758
01/01/2018 to 12/31/2018	$30.15157	$27.83424	12,483
ProFund VP Bull
01/01/2009 to 12/31/2009	$7.76060	$9.55337	117,689
01/01/2010 to 12/31/2010	$9.55337	$10.64747	73,549
01/01/2011 to 12/31/2011	$10.64747	$10.54121	67,495
01/01/2012 to 12/31/2012	$10.54121	$11.88501	49,785
01/01/2013 to 12/31/2013	$11.88501	$15.26736	82,720
01/01/2014 to 12/31/2014	$15.26736	$16.84812	68,732
01/01/2015 to 12/31/2015	$16.84812	$16.60320	29,899
01/01/2016 to 12/31/2016	$16.60320	$18.02556	20,043
01/01/2017 to 12/31/2017	$18.02556	$21.29752	16,318
01/01/2018 to 12/31/2018	$21.29752	$19.78742	14,732
ProFund VP Consumer Goods Portfolio
01/01/2009 to 12/31/2009	$8.96331	$10.78743	50,609
01/01/2010 to 12/31/2010	$10.78743	$12.53370	13,098
01/01/2011 to 12/31/2011	$12.53370	$13.27051	11,070
01/01/2012 to 12/31/2012	$13.27051	$14.56421	4,743
01/01/2013 to 12/31/2013	$14.56421	$18.52095	4,725
01/01/2014 to 12/31/2014	$18.52095	$20.21102	4,965
01/01/2015 to 12/31/2015	$20.21102	$20.84187	5,756
01/01/2016 to 12/31/2016	$20.84187	$21.36508	9,117
01/01/2017 to 12/31/2017	$21.36508	$24.33628	15,993
01/01/2018 to 12/31/2018	$24.33628	$20.52552	15,767
ProFund VP Consumer Services
01/01/2009 to 12/31/2009	$6.28404	$8.13769	9,181
01/01/2010 to 12/31/2010	$8.13769	$9.77960	1,220
01/01/2011 to 12/31/2011	$9.77960	$10.21437	10,521
01/01/2012 to 12/31/2012	$10.21437	$12.34675	1,164
01/01/2013 to 12/31/2013	$12.34675	$17.09670	3,044
01/01/2014 to 12/31/2014	$17.09670	$19.03478	1,368
01/01/2015 to 12/31/2015	$19.03478	$19.72817	4,066
01/01/2016 to 12/31/2016	$19.72817	$20.34877	4,847
01/01/2017 to 12/31/2017	$20.34877	$23.84609	14,498
01/01/2018 to 12/31/2018	$23.84609	$23.75163	12,556
ProFund VP Europe 30
01/01/2009 to 12/31/2009	$7.10458	$9.30497	95,905
01/01/2010 to 12/31/2010	$9.30497	$9.45454	18,436
01/01/2011 to 12/31/2011	$9.45454	$8.52857	10,431
01/01/2012 to 12/31/2012	$8.52857	$9.84431	9,400
01/01/2013 to 12/31/2013	$9.84431	$11.85445	8,516
01/01/2014 to 12/31/2014	$11.85445	$10.72105	7,545
01/01/2015 to 12/31/2015	$10.72105	$9.45926	7,950
01/01/2016 to 12/31/2016	$9.45926	$10.09624	27,849
01/01/2017 to 12/31/2017	$10.09624	$11.96581	25,887
01/01/2018 to 12/31/2018	$11.96581	$10.17183	6,726

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Financials
01/01/2009 to 12/31/2009	$5.09946	$5.80618	7,721
01/01/2010 to 12/31/2010	$5.80618	$6.37633	3,496
01/01/2011 to 12/31/2011	$6.37633	$5.43947	2,863
01/01/2012 to 12/31/2012	$5.43947	$6.71671	2,502
01/01/2013 to 12/31/2013	$6.71671	$8.78250	2,593
01/01/2014 to 12/31/2014	$8.78250	$9.81783	5,560
01/01/2015 to 12/31/2015	$9.81783	$9.57437	8,353
01/01/2016 to 12/31/2016	$9.57437	$10.93097	14,796
01/01/2017 to 12/31/2017	$10.93097	$12.79029	8,637
01/01/2018 to 12/31/2018	$12.79029	$11.34120	14,747
ProFund VP Health Care
01/01/2009 to 12/31/2009	$7.32047	$8.66457	39,318
01/01/2010 to 12/31/2010	$8.66457	$8.82188	3,460
01/01/2011 to 12/31/2011	$8.82188	$9.61692	6,078
01/01/2012 to 12/31/2012	$9.61692	$11.17767	6,190
01/01/2013 to 12/31/2013	$11.17767	$15.46544	9,619
01/01/2014 to 12/31/2014	$15.46544	$18.93930	20,003
01/01/2015 to 12/31/2015	$18.93930	$19.69174	23,816
01/01/2016 to 12/31/2016	$19.69174	$18.70512	23,172
01/01/2017 to 12/31/2017	$18.70512	$22.39223	22,560
01/01/2018 to 12/31/2018	$22.39223	$23.15044	26,168
ProFund VP Industrials
01/01/2009 to 12/31/2009	$8.28762	$10.18201	7,827
01/01/2010 to 12/31/2010	$10.18201	$12.47414	3,526
01/01/2011 to 12/31/2011	$12.47414	$12.12924	2,394
01/01/2012 to 12/31/2012	$12.12924	$13.90494	2,262
01/01/2013 to 12/31/2013	$13.90494	$19.02294	3,039
01/01/2014 to 12/31/2014	$19.02294	$19.88319	674
01/01/2015 to 12/31/2015	$19.88319	$19.01102	1,055
01/01/2016 to 12/31/2016	$19.01102	$22.12382	3,646
01/01/2017 to 12/31/2017	$22.12382	$26.80900	4,788
01/01/2018 to 12/31/2018	$26.80900	$23.15171	2,584
ProFund VP Internet
01/01/2009 to 12/31/2009	$11.57553	$20.31581	16,280
01/01/2010 to 12/31/2010	$20.31581	$27.20785	6,995
01/01/2011 to 12/31/2011	$27.20785	$25.07505	2,636
01/01/2012 to 12/31/2012	$25.07505	$29.73008	1,697
01/01/2013 to 12/31/2013	$29.73008	$44.65270	1,178
01/01/2014 to 12/31/2014	$44.65270	$44.70217	1,377
01/01/2015 to 12/31/2015	$44.70217	$53.26257	1,517
01/01/2016 to 12/31/2016	$53.26257	$55.64694	1,500
01/01/2017 to 12/31/2017	$55.64694	$74.95326	2,328
01/01/2018 to 12/31/2018	$74.95326	$77.86066	1,816
ProFund VP Japan
01/01/2009 to 12/31/2009	$7.80908	$8.52958	70,612
01/01/2010 to 12/31/2010	$8.52958	$7.89256	8,603
01/01/2011 to 12/31/2011	$7.89256	$6.36518	20,070
01/01/2012 to 12/31/2012	$6.36518	$7.74760	1,274
01/01/2013 to 12/31/2013	$7.74760	$11.36997	2,296
01/01/2014 to 12/31/2014	$11.36997	$11.61947	2,209
01/01/2015 to 12/31/2015	$11.61947	$12.17149	2,658
01/01/2016 to 12/31/2016	$12.17149	$12.09976	6,566
01/01/2017 to 12/31/2017	$12.09976	$14.18944	6,061
01/01/2018 to 12/31/2018	$14.18944	$12.41244	508

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Large-Cap Growth
01/01/2009 to 12/31/2009	$7.57211	$9.72532	62,409
01/01/2010 to 12/31/2010	$9.72532	$10.89748	27,695
01/01/2011 to 12/31/2011	$10.89748	$11.12633	13,928
01/01/2012 to 12/31/2012	$11.12633	$12.41580	4,595
01/01/2013 to 12/31/2013	$12.41580	$16.06088	21,839
01/01/2014 to 12/31/2014	$16.06088	$17.95575	20,441
01/01/2015 to 12/31/2015	$17.95575	$18.44396	23,898
01/01/2016 to 12/31/2016	$18.44396	$19.17571	15,037
01/01/2017 to 12/31/2017	$19.17571	$23.78587	18,246
01/01/2018 to 12/31/2018	$23.78587	$23.10876	5,552
ProFund VP Large-Cap Value
01/01/2009 to 12/31/2009	$7.26507	$8.59248	52,612
01/01/2010 to 12/31/2010	$8.59248	$9.60340	24,767
01/01/2011 to 12/31/2011	$9.60340	$9.38585	13,186
01/01/2012 to 12/31/2012	$9.38585	$10.72482	10,064
01/01/2013 to 12/31/2013	$10.72482	$13.79146	4,495
01/01/2014 to 12/31/2014	$13.79146	$15.08380	10,326
01/01/2015 to 12/31/2015	$15.08380	$14.22585	6,715
01/01/2016 to 12/31/2016	$14.22585	$16.25719	17,529
01/01/2017 to 12/31/2017	$16.25719	$18.25734	26,111
01/01/2018 to 12/31/2018	$18.25734	$16.15309	20,816
ProFund VP Mid-Cap Growth
01/01/2009 to 12/31/2009	$8.18091	$11.20238	84,147
01/01/2010 to 12/31/2010	$11.20238	$14.24206	61,399
01/01/2011 to 12/31/2011	$14.24206	$13.69179	20,291
01/01/2012 to 12/31/2012	$13.69179	$15.63964	8,182
01/01/2013 to 12/31/2013	$15.63964	$20.20965	13,786
01/01/2014 to 12/31/2014	$20.20965	$21.18637	12,656
01/01/2015 to 12/31/2015	$21.18637	$21.03397	23,038
01/01/2016 to 12/31/2016	$21.03397	$23.50540	18,823
01/01/2017 to 12/31/2017	$23.50540	$27.53093	24,265
01/01/2018 to 12/31/2018	$27.53093	$23.98963	12,177
ProFund VP Mid-Cap Value
01/01/2009 to 12/31/2009	$8.96872	$11.62027	66,470
01/01/2010 to 12/31/2010	$11.62027	$13.85677	29,926
01/01/2011 to 12/31/2011	$13.85677	$13.18013	15,929
01/01/2012 to 12/31/2012	$13.18013	$15.20956	5,941
01/01/2013 to 12/31/2013	$15.20956	$19.89987	8,061
01/01/2014 to 12/31/2014	$19.89987	$21.70752	1,776
01/01/2015 to 12/31/2015	$21.70752	$19.72299	1,637
01/01/2016 to 12/31/2016	$19.72299	$24.27898	4,135
01/01/2017 to 12/31/2017	$24.27898	$26.58668	3,426
01/01/2018 to 12/31/2018	$26.58668	$22.82161	4,835
ProFund VP NASDAQ-100
01/01/2009 to 12/31/2009	$3.76948	$5.67261	106,523
01/01/2010 to 12/31/2010	$5.67261	$6.64053	61,261
01/01/2011 to 12/31/2011	$6.64053	$6.66985	43,377
01/01/2012 to 12/31/2012	$6.66985	$7.67475	26,307
01/01/2013 to 12/31/2013	$7.67475	$10.20220	49,815
01/01/2014 to 12/31/2014	$10.20220	$11.81773	61,468
01/01/2015 to 12/31/2015	$11.81773	$12.57163	59,548
01/01/2016 to 12/31/2016	$12.57163	$13.10046	55,796
01/01/2017 to 12/31/2017	$13.10046	$16.90893	50,940
01/01/2018 to 12/31/2018	$16.90893	$16.42596	54,622

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Oil & Gas
01/01/2009 to 12/31/2009	$14.92136	$17.06170	33,679
01/01/2010 to 12/31/2010	$17.06170	$19.89140	27,013
01/01/2011 to 12/31/2011	$19.89140	$20.13526	18,015
01/01/2012 to 12/31/2012	$20.13526	$20.51101	17,173
01/01/2013 to 12/31/2013	$20.51101	$25.19383	16,506
01/01/2014 to 12/31/2014	$25.19383	$22.23146	16,193
01/01/2015 to 12/31/2015	$22.23146	$16.86502	18,326
01/01/2016 to 12/31/2016	$16.86502	$20.73490	23,756
01/01/2017 to 12/31/2017	$20.73490	$19.87653	28,482
01/01/2018 to 12/31/2018	$19.87653	$15.69741	27,407
ProFund VP Pharmaceuticals
01/01/2009 to 12/31/2009	$6.89346	$7.97768	29,266
01/01/2010 to 12/31/2010	$7.97768	$7.93548	28
01/01/2011 to 12/31/2011	$7.93548	$9.12367	8,784
01/01/2012 to 12/31/2012	$9.12367	$10.10301	2,396
01/01/2013 to 12/31/2013	$10.10301	$13.16533	4,472
01/01/2014 to 12/31/2014	$13.16533	$15.55700	3,222
01/01/2015 to 12/31/2015	$15.55700	$16.08585	3,274
01/01/2016 to 12/31/2016	$16.08585	$15.33086	2,715
01/01/2017 to 12/31/2017	$15.33086	$16.75005	4,745
01/01/2018 to 12/31/2018	$16.75005	$15.55384	10,269
ProFund VP Precious Metals
01/01/2009 to 12/31/2009	$13.23337	$17.72939	56,194
01/01/2010 to 12/31/2010	$17.72939	$23.33205	64,508
01/01/2011 to 12/31/2011	$23.33205	$18.66077	62,028
01/01/2012 to 12/31/2012	$18.66077	$15.78635	55,549
01/01/2013 to 12/31/2013	$15.78635	$9.69805	46,093
01/01/2014 to 12/31/2014	$9.69805	$7.30964	51,943
01/01/2015 to 12/31/2015	$7.30964	$4.85910	29,991
01/01/2016 to 12/31/2016	$4.85910	$7.49575	30,298
01/01/2017 to 12/31/2017	$7.49575	$7.81272	24,971
01/01/2018 to 12/31/2018	$7.81272	$6.69247	31,094
ProFund VP Real Estate
01/01/2009 to 12/31/2009	$11.39331	$14.42617	7,879
01/01/2010 to 12/31/2010	$14.42617	$17.80825	5,530
01/01/2011 to 12/31/2011	$17.80825	$18.46785	3,293
01/01/2012 to 12/31/2012	$18.46785	$21.42238	1,736
01/01/2013 to 12/31/2013	$21.42238	$21.22770	1,163
01/01/2014 to 12/31/2014	$21.22770	$26.27289	4,950
01/01/2015 to 12/31/2015	$26.27289	$26.09452	1,741
01/01/2016 to 12/31/2016	$26.09452	$27.31302	1,186
01/01/2017 to 12/31/2017	$27.31302	$29.21720	2,040
01/01/2018 to 12/31/2018	$29.21720	$27.27574	782
ProFund VP Rising Rates Opportunity
01/01/2009 to 12/31/2009	$3.86433	$5.05698	82,738
01/01/2010 to 12/31/2010	$5.05698	$4.20399	116,704
01/01/2011 to 12/31/2011	$4.20399	$2.60119	73,818
01/01/2012 to 12/31/2012	$2.60119	$2.39656	55,376
01/01/2013 to 12/31/2013	$2.39656	$2.76355	49,060
01/01/2014 to 12/31/2014	$2.76355	$1.90813	43,196
01/01/2015 to 12/31/2015	$1.90813	$1.85908	37,638
01/01/2016 to 12/31/2016	$1.85908	$1.74555	59,255
01/01/2017 to 12/31/2017	$1.74555	$1.52237	42,283
01/01/2018 to 12/31/2018	$1.52237	$1.56980	42,361

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Semiconductor
01/01/2009 to 12/31/2009	$3.79418	$6.15973	36,623
01/01/2010 to 12/31/2010	$6.15973	$6.85465	2,480
01/01/2011 to 12/31/2011	$6.85465	$6.52156	2,141
01/01/2012 to 12/31/2012	$6.52156	$6.18703	2,140
01/01/2013 to 12/31/2013	$6.18703	$8.17557	1,862
01/01/2014 to 12/31/2014	$8.17557	$10.88863	6,510
01/01/2015 to 12/31/2015	$10.88863	$10.46974	3,470
01/01/2016 to 12/31/2016	$10.46974	$13.23736	3,541
01/01/2017 to 12/31/2017	$13.23736	$17.76490	5,013
01/01/2018 to 12/31/2018	$17.76490	$15.78684	3,000
ProFund VP Short Mid-Cap
01/01/2009 to 12/31/2009	$10.41721	$6.66288	2,862
01/01/2010 to 12/31/2010	$6.66288	$4.89150	3,887
01/01/2011 to 12/31/2011	$4.89150	$4.44434	1,146
01/01/2012 to 12/31/2012	$4.44434	$3.56594	16
01/01/2013 to 12/31/2013	$3.56594	$2.55246	16
01/01/2014 to 12/31/2014	$2.55246	$2.21259	16
01/01/2015 to 12/31/2015	$2.21259	$2.15302	16
01/01/2016 to 12/31/2016	$2.15302	$1.70120	17
01/01/2017 to 12/31/2017	$1.70120	$1.43402	17
01/01/2018 to 12/31/2018	$1.43402	$1.57534	8,701
ProFund VP Short NASDAQ-100
01/01/2009 to 12/31/2009	$7.55398	$4.43764	27,423
01/01/2010 to 12/31/2010	$4.43764	$3.46253	69,389
01/01/2011 to 12/31/2011	$3.46253	$3.06893	35,450
01/01/2012 to 12/31/2012	$3.06893	$2.46716	36,583
01/01/2013 to 12/31/2013	$2.46716	$1.72430	36,044
01/01/2014 to 12/31/2014	$1.72430	$1.37625	42,471
01/01/2015 to 12/31/2015	$1.37625	$1.18485	129,117
01/01/2016 to 12/31/2016	$1.18485	$1.05505	141,645
01/01/2017 to 12/31/2017	$1.05505	$0.78088	34,378
01/01/2018 to 12/31/2018	$0.78088	$0.75070	43,889
ProFund VP Short Small-Cap
01/01/2009 to 12/31/2009	$10.18738	$6.82048	38
01/01/2010 to 12/31/2010	$6.82048	$4.79791	270
01/01/2011 to 12/31/2011	$4.79791	$4.31816	521
01/01/2012 to 12/31/2012	$4.31816	$3.46429	38
01/01/2013 to 12/31/2013	$3.46429	$2.35792	37
01/01/2014 to 12/31/2014	$2.35792	$2.11885	38
01/01/2015 to 12/31/2015	$2.11885	$2.08044	37
01/01/2016 to 12/31/2016	$2.08044	$1.61496	6,446
01/01/2017 to 12/31/2017	$1.61496	$1.37180	37
01/01/2018 to 12/31/2018	$1.37180	$1.49914	8,330
ProFund VP Small-Cap Growth
01/01/2009 to 12/31/2009	$9.39032	$11.72927	22,489
01/01/2010 to 12/31/2010	$11.72927	$14.59912	16,200
01/01/2011 to 12/31/2011	$14.59912	$14.63853	5,311
01/01/2012 to 12/31/2012	$14.63853	$16.30089	3,271
01/01/2013 to 12/31/2013	$16.30089	$22.66155	21,627
01/01/2014 to 12/31/2014	$22.66155	$22.92253	6,434
01/01/2015 to 12/31/2015	$22.92253	$22.95950	20,724
01/01/2016 to 12/31/2016	$22.95950	$27.32969	17,518
01/01/2017 to 12/31/2017	$27.32969	$30.56616	16,200
01/01/2018 to 12/31/2018	$30.56616	$28.51967	4,776

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Small-Cap Value
01/01/2009 to 12/31/2009	$8.51933	$10.15490	17,212
01/01/2010 to 12/31/2010	$10.15490	$12.27543	18,897
01/01/2011 to 12/31/2011	$12.27543	$11.65434	18,667
01/01/2012 to 12/31/2012	$11.65434	$13.40166	13,065
01/01/2013 to 12/31/2013	$13.40166	$18.26621	8,439
01/01/2014 to 12/31/2014	$18.26621	$19.13502	8,059
01/01/2015 to 12/31/2015	$19.13502	$17.37554	8,937
01/01/2016 to 12/31/2016	$17.37554	$22.15227	13,458
01/01/2017 to 12/31/2017	$22.15227	$24.06107	10,212
01/01/2018 to 12/31/2018	$24.06107	$20.43314	8,693
ProFund VP Technology
01/01/2009 to 12/31/2009	$3.32064	$5.30665	54,848
01/01/2010 to 12/31/2010	$5.30665	$5.81748	9,553
01/01/2011 to 12/31/2011	$5.81748	$5.68076	12,645
01/01/2012 to 12/31/2012	$5.68076	$6.20352	13,585
01/01/2013 to 12/31/2013	$6.20352	$7.68860	2,222
01/01/2014 to 12/31/2014	$7.68860	$8.99066	6,031
01/01/2015 to 12/31/2015	$8.99066	$9.11459	4,037
01/01/2016 to 12/31/2016	$9.11459	$10.13755	6,580
01/01/2017 to 12/31/2017	$10.13755	$13.56774	11,055
01/01/2018 to 12/31/2018	$13.56774	$13.12298	9,795
ProFund VP Telecommunications
01/01/2009 to 12/31/2009	$4.35447	$4.62654	20,232
01/01/2010 to 12/31/2010	$4.62654	$5.29873	40,615
01/01/2011 to 12/31/2011	$5.29873	$5.34384	19,077
01/01/2012 to 12/31/2012	$5.34384	$6.16412	18,651
01/01/2013 to 12/31/2013	$6.16412	$6.83898	18,197
01/01/2014 to 12/31/2014	$6.83898	$6.80891	18,160
01/01/2015 to 12/31/2015	$6.80891	$6.84336	19,512
01/01/2016 to 12/31/2016	$6.84336	$8.24235	17,485
01/01/2017 to 12/31/2017	$8.24235	$7.98693	19,025
01/01/2018 to 12/31/2018	$7.98693	$6.71239	26,687
ProFund VP U.S. Government Plus
01/01/2009 to 12/31/2009	$19.76971	$13.18811	30,635
01/01/2010 to 12/31/2010	$13.18811	$14.37530	11,626
01/01/2011 to 12/31/2011	$14.37530	$20.42486	16,919
01/01/2012 to 12/31/2012	$20.42486	$20.41706	11,913
01/01/2013 to 12/31/2013	$20.41706	$16.34970	8,884
01/01/2014 to 12/31/2014	$16.34970	$22.07674	9,008
01/01/2015 to 12/31/2015	$22.07674	$20.62305	9,263
01/01/2016 to 12/31/2016	$20.62305	$20.35460	8,732
01/01/2017 to 12/31/2017	$20.35460	$22.06358	14,618
01/01/2018 to 12/31/2018	$22.06358	$20.65720	8,673
ProFund VP UltraBull
01/01/2009 to 12/31/2009	$3.32252	$4.75768	21,618
01/01/2010 to 12/31/2010	$4.75768	$5.75411	13,539
01/01/2011 to 12/31/2011	$5.75411	$5.42163	4,602
01/01/2012 to 12/31/2012	$5.42163	$6.91923	2,633
01/01/2013 to 12/31/2013	$6.91923	$11.51154	2,566
01/01/2014 to 12/31/2014	$11.51154	$14.04483	2,412
01/01/2015 to 12/31/2015	$14.04483	$13.50353	2,050
01/01/2016 to 12/31/2016	$13.50353	$15.85555	1,693
01/01/2017 to 12/31/2017	$15.85555	$22.13627	2,241
01/01/2018 to 12/31/2018	$22.13627	$18.51582	637

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP UltraMid-Cap
01/01/2009 to 12/31/2009	$5.27163	$8.65223	55,301
01/01/2010 to 12/31/2010	$8.65223	$12.82086	28,984
01/01/2011 to 12/31/2011	$12.82086	$10.96056	17,546
01/01/2012 to 12/31/2012	$10.96056	$14.37614	14,827
01/01/2013 to 12/31/2013	$14.37614	$24.28232	9,370
01/01/2014 to 12/31/2014	$24.28232	$27.72790	9,965
01/01/2015 to 12/31/2015	$27.72790	$24.93927	10,800
01/01/2016 to 12/31/2016	$24.93927	$34.05098	9,137
01/01/2017 to 12/31/2017	$34.05098	$43.43997	8,464
01/01/2018 to 12/31/2018	$43.43997	$31.49112	7,201
ProFund VP UltraNASDAQ-100
01/01/2009 to 12/31/2009	$0.45563	$0.98937	403,655
01/01/2010 to 12/31/2010	$0.98937	$1.32444	339,500
01/01/2011 to 12/31/2011	$1.32444	$1.29560	278,040
01/01/2012 to 12/31/2012	$1.29560	$1.71562	263,379
01/01/2013 to 12/31/2013	$1.71562	$3.04092	206,334
01/01/2014 to 12/31/2014	$3.04092	$4.08946	225,111
01/01/2015 to 12/31/2015	$4.08946	$4.59933	213,047
01/01/2016 to 12/31/2016	$4.59933	$4.94607	127,727
01/01/2017 to 12/31/2017	$4.94607	$8.24287	86,305
01/01/2018 to 12/31/2018	$8.24287	$7.37405	64,744
ProFund VP UltraSmall-Cap
01/01/2009 to 12/31/2009	$4.35662	$6.04602	25,576
01/01/2010 to 12/31/2010	$6.04602	$8.88510	13,899
01/01/2011 to 12/31/2011	$8.88510	$7.13972	6,903
01/01/2012 to 12/31/2012	$7.13972	$9.15432	6,607
01/01/2013 to 12/31/2013	$9.15432	$16.91670	2,604
01/01/2014 to 12/31/2014	$16.91670	$17.64843	1,617
01/01/2015 to 12/31/2015	$17.64843	$15.20494	1,026
01/01/2016 to 12/31/2016	$15.20494	$21.01310	1,010
01/01/2017 to 12/31/2017	$21.01310	$26.04579	766
01/01/2018 to 12/31/2018	$26.04579	$18.83442	64
ProFund VP Utilities
01/01/2009 to 12/31/2009	$9.18715	$10.07175	13,566
01/01/2010 to 12/31/2010	$10.07175	$10.56430	8,032
01/01/2011 to 12/31/2011	$10.56430	$12.29001	10,351
01/01/2012 to 12/31/2012	$12.29001	$12.18403	7,869
01/01/2013 to 12/31/2013	$12.18403	$13.66812	5,182
01/01/2014 to 12/31/2014	$13.66812	$17.03396	8,568
01/01/2015 to 12/31/2015	$17.03396	$15.78392	11,264
01/01/2016 to 12/31/2016	$15.78392	$17.98227	18,781
01/01/2017 to 12/31/2017	$17.98227	$19.69713	17,695
01/01/2018 to 12/31/2018	$19.69713	$20.06162	15,981
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$12.48530	$15.14263	24,499
01/01/2011 to 12/31/2011	$15.14263	$13.07413	29,906
01/01/2012 to 12/31/2012	$13.07413	$14.71396	29,228
01/01/2013 to 12/31/2013	$14.71396	$17.47114	30,007
01/01/2014 to 12/31/2014	$17.47114	$16.37967	24,619
01/01/2015 to 12/31/2015	$16.37967	$16.58813	24,849
01/01/2016 to 12/31/2016	$16.58813	$16.95718	26,081
01/01/2017 to 12/31/2017	$16.95718	$20.96122	24,234
01/01/2018 to 12/31/2018	$20.96122	$17.25205	19,917

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$11.33975	$14.34444	6,844
01/01/2011 to 12/31/2011	$14.34444	$13.44045	14,852
01/01/2012 to 12/31/2012	$13.44045	$16.06761	10,531
01/01/2013 to 12/31/2013	$16.06761	$22.30424	9,762
01/01/2014 to 12/31/2014	$22.30424	$22.98389	17,102
01/01/2015 to 12/31/2015	$22.98389	$23.12283	12,954
01/01/2016 to 12/31/2016	$23.12283	$23.06769	12,271
01/01/2017 to 12/31/2017	$23.06769	$30.81990	4,887
01/01/2018 to 12/31/2018	$30.81990	$30.66841	4,886
Wells Fargo VT Small Cap Growth Fund - Class 1
07/16/2010* to 12/31/2010	$9.59345	$12.28578	11,217
01/01/2011 to 12/31/2011	$12.28578	$11.63491	9,036
01/01/2012 to 12/31/2012	$11.63491	$12.45280	6,706
01/01/2013 to 12/31/2013	$12.45280	$18.56099	5,797
01/01/2014 to 12/31/2014	$18.56099	$18.06774	6,221
01/01/2015 to 12/31/2015	$18.06774	$17.41582	7,082
01/01/2016 to 12/31/2016	$17.41582	$18.63937	6,894
01/01/2017 to 12/31/2017	$18.63937	$23.27698	6,784
01/01/2018 to 12/31/2018	$23.27698	$23.38263	6,771
*Denotes the start date of these sub-accounts

ASL II
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: Qualified Beneficiary Continuation Option - 1.40% Settlement Service Charge

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ACCESS VP High Yield Fund
01/01/2009 to 12/31/2009	$11.14682	$12.84961	519,456
01/01/2010 to 12/31/2010	$12.84961	$14.74426	475,834
01/01/2011 to 12/31/2011	$14.74426	$14.93732	811,977
01/01/2012 to 12/31/2012	$14.93732	$16.80799	437,797
01/01/2013 to 12/31/2013	$16.80799	$18.23296	411,871
01/01/2014 to 12/31/2014	$18.23296	$18.39818	212,263
01/01/2015 to 12/31/2015	$18.39818	$18.16848	171,799
01/01/2016 to 12/31/2016	$18.16848	$19.52719	323,359
01/01/2017 to 12/31/2017	$19.52719	$20.17762	146,352
01/01/2018 to 12/31/2018	$20.17762	$19.77196	121,609
AST Academic Strategies Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.99093	$9.79831	8,412,160
01/01/2010 to 12/31/2010	$9.79831	$10.81708	6,859,093
01/01/2011 to 12/31/2011	$10.81708	$10.38228	5,711,531
01/01/2012 to 12/31/2012	$10.38228	$11.52309	4,919,010
01/01/2013 to 12/31/2013	$11.52309	$12.49500	4,374,574
01/01/2014 to 12/31/2014	$12.49500	$12.79047	4,483,855
01/01/2015 to 12/31/2015	$12.79047	$12.20555	4,600,461
01/01/2016 to 12/31/2016	$12.20555	$12.79746	5,742,579
01/01/2017 to 12/31/2017	$12.79746	$14.20671	6,692,496
01/01/2018 to 12/31/2018	$14.20671	$12.86718	6,259,360
AST Advanced Strategies Portfolio
01/01/2009 to 12/31/2009	$7.98154	$9.93166	1,932,680
01/01/2010 to 12/31/2010	$9.93166	$11.13490	1,675,735
01/01/2011 to 12/31/2011	$11.13490	$10.99153	1,435,903
01/01/2012 to 12/31/2012	$10.99153	$12.31673	1,418,761
01/01/2013 to 12/31/2013	$12.31673	$14.15498	1,598,371
01/01/2014 to 12/31/2014	$14.15498	$14.80940	2,050,271
01/01/2015 to 12/31/2015	$14.80940	$14.71926	2,247,984
01/01/2016 to 12/31/2016	$14.71926	$15.54500	2,972,623
01/01/2017 to 12/31/2017	$15.54500	$17.92228	3,782,375
01/01/2018 to 12/31/2018	$17.92228	$16.62986	3,872,669
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99884	$11.65743	0
01/01/2014 to 12/31/2014	$11.65743	$13.00803	0
01/01/2015 to 12/31/2015	$13.00803	$13.04744	0
01/01/2016 to 12/31/2016	$13.04744	$14.24209	0
01/01/2017 to 12/31/2017	$14.24209	$17.15168	0
01/01/2018 to 12/31/2018	$17.15168	$15.53472	0
AST Balanced Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$8.26563	$10.04850	6,105,409
01/01/2010 to 12/31/2010	$10.04850	$11.12800	5,591,782
01/01/2011 to 12/31/2011	$11.12800	$10.83909	4,650,465
01/01/2012 to 12/31/2012	$10.83909	$12.02056	4,624,114
01/01/2013 to 12/31/2013	$12.02056	$13.94397	4,676,417
01/01/2014 to 12/31/2014	$13.94397	$14.64544	4,804,832
01/01/2015 to 12/31/2015	$14.64544	$14.50914	4,847,477
01/01/2016 to 12/31/2016	$14.50914	$15.20743	5,334,345
01/01/2017 to 12/31/2017	$15.20743	$17.23020	5,926,848
01/01/2018 to 12/31/2018	$17.23020	$16.14950	5,745,479

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99884	$9.18257	1,406
01/01/2012 to 12/31/2012	$9.18257	$10.13096	2,274
01/01/2013 to 12/31/2013	$10.13096	$11.07327	9,626
01/01/2014 to 12/31/2014	$11.07327	$11.45274	22,747
01/01/2015 to 12/31/2015	$11.45274	$10.95358	23,007
01/01/2016 to 12/31/2016	$10.95358	$11.55229	80,166
01/01/2017 to 12/31/2017	$11.55229	$12.82755	185,151
01/01/2018 to 12/31/2018	$12.82755	$11.97934	171,097
AST BlackRock Low Duration Bond Portfolio
01/01/2009 to 12/31/2009	$15.73455	$17.10139	13,071,883
01/01/2010 to 12/31/2010	$17.10139	$17.51939	10,893,336
01/01/2011 to 12/31/2011	$17.51939	$17.66265	8,916,345
01/01/2012 to 12/31/2012	$17.66265	$18.23283	7,531,093
01/01/2013 to 12/31/2013	$18.23283	$17.58676	6,726,178
01/01/2014 to 12/31/2014	$17.58676	$17.32373	5,672,418
01/01/2015 to 12/31/2015	$17.32373	$17.16383	5,016,699
01/01/2016 to 12/31/2016	$17.16383	$17.20130	4,396,300
01/01/2017 to 12/31/2017	$17.20130	$17.24996	4,031,538
01/01/2018 to 12/31/2018	$17.24996	$17.13398	3,463,246
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2009 to 12/31/2009	$19.03675	$21.87221	20,632,079
01/01/2010 to 12/31/2010	$21.87221	$23.23050	16,943,180
01/01/2011 to 12/31/2011	$23.23050	$23.63362	13,842,732
01/01/2012 to 12/31/2012	$23.63362	$25.47464	12,338,264
01/01/2013 to 12/31/2013	$25.47464	$24.65660	9,995,014
01/01/2014 to 12/31/2014	$24.65660	$25.34004	8,475,614
01/01/2015 to 12/31/2015	$25.34004	$24.45863	7,091,995
01/01/2016 to 12/31/2016	$24.45863	$25.13649	6,161,602
01/01/2017 to 12/31/2017	$25.13649	$25.86657	5,412,083
01/01/2018 to 12/31/2018	$25.86657	$25.33412	4,629,873
AST Bond Portfolio 2020
01/02/2009* to 12/31/2009	$9.99923	$8.82470	0
01/01/2010 to 12/31/2010	$8.82470	$9.73183	0
01/01/2011 to 12/31/2011	$9.73183	$11.38772	0
01/01/2012 to 12/31/2012	$11.38772	$11.93774	0
01/01/2013 to 12/31/2013	$11.93774	$11.00367	0
01/01/2014 to 12/31/2014	$11.00367	$11.51790	0
01/01/2015 to 12/31/2015	$11.51790	$11.53001	0
01/01/2016 to 12/31/2016	$11.53001	$11.59126	0
01/01/2017 to 12/31/2017	$11.59126	$11.53053	0
01/01/2018 to 12/31/2018	$11.53053	$11.40130	0
AST Capital Growth Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.78589	$9.62144	7,140,551
01/01/2010 to 12/31/2010	$9.62144	$10.75564	5,658,094
01/01/2011 to 12/31/2011	$10.75564	$10.34786	4,500,509
01/01/2012 to 12/31/2012	$10.34786	$11.60294	3,975,636
01/01/2013 to 12/31/2013	$11.60294	$14.03527	4,084,010
01/01/2014 to 12/31/2014	$14.03527	$14.80675	5,123,719
01/01/2015 to 12/31/2015	$14.80675	$14.67740	5,614,019
01/01/2016 to 12/31/2016	$14.67740	$15.46167	7,327,067
01/01/2017 to 12/31/2017	$15.46167	$17.97320	9,793,434
01/01/2018 to 12/31/2018	$17.97320	$16.61840	9,994,935

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99884	$11.68836	0
01/01/2014 to 12/31/2014	$11.68836	$13.09321	0
01/01/2015 to 12/31/2015	$13.09321	$12.44886	0
01/01/2016 to 12/31/2016	$12.44886	$14.10317	861
01/01/2017 to 12/31/2017	$14.10317	$16.46541	723
01/01/2018 to 12/31/2018	$16.46541	$15.45991	389
AST Cohen & Steers Realty Portfolio
01/01/2009 to 12/31/2009	$15.16868	$19.73162	2,536,513
01/01/2010 to 12/31/2010	$19.73162	$25.03747	2,054,835
01/01/2011 to 12/31/2011	$25.03747	$26.31435	1,636,127
01/01/2012 to 12/31/2012	$26.31435	$29.92769	1,447,772
01/01/2013 to 12/31/2013	$29.92769	$30.43333	1,232,613
01/01/2014 to 12/31/2014	$30.43333	$39.28369	1,115,800
01/01/2015 to 12/31/2015	$39.28369	$40.60997	942,477
01/01/2016 to 12/31/2016	$40.60997	$41.97061	831,813
01/01/2017 to 12/31/2017	$41.97061	$43.96916	686,176
01/01/2018 to 12/31/2018	$43.96916	$41.28906	583,093
AST Fidelity Institutional AM® Quantitative Portfolio
formerly,AST FI Pyramis® Quantitative Portfolio
01/01/2009 to 12/31/2009	$7.32975	$8.95084	1,998,747
01/01/2010 to 12/31/2010	$8.95084	$10.09316	1,518,117
01/01/2011 to 12/31/2011	$10.09316	$9.80224	1,238,744
01/01/2012 to 12/31/2012	$9.80224	$10.69269	1,185,031
01/01/2013 to 12/31/2013	$10.69269	$12.09924	1,160,646
01/01/2014 to 12/31/2014	$12.09924	$12.30584	1,332,058
01/01/2015 to 12/31/2015	$12.30584	$12.25376	1,520,140
01/01/2016 to 12/31/2016	$12.25376	$12.59645	2,103,119
01/01/2017 to 12/31/2017	$12.59645	$14.46644	2,642,395
01/01/2018 to 12/31/2018	$14.46644	$13.15816	2,463,134
AST Global Real Estate Portfolio
01/01/2009 to 12/31/2009	$6.12063	$8.15324	870
01/01/2010 to 12/31/2010	$8.15324	$9.66300	613
01/01/2011 to 12/31/2011	$9.66300	$9.04780	1,153
01/01/2012 to 12/31/2012	$9.04780	$11.31224	4,307
01/01/2013 to 12/31/2013	$11.31224	$11.63885	4,634
01/01/2014 to 12/31/2014	$11.63885	$13.07381	9,529
01/01/2015 to 12/31/2015	$13.07381	$12.87917	9,006
01/01/2016 to 12/31/2016	$12.87917	$12.81297	9,651
01/01/2017 to 12/31/2017	$12.81297	$14.00933	12,593
01/01/2018 to 12/31/2018	$14.00933	$13.16170	11,053
AST Goldman Sachs Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$22.05507	$25.91920	9,504,835
01/01/2010 to 12/31/2010	$25.91920	$28.84949	7,333,264
01/01/2011 to 12/31/2011	$28.84949	$26.87621	5,879,232
01/01/2012 to 12/31/2012	$26.87621	$31.71129	4,811,343
01/01/2013 to 12/31/2013	$31.71129	$41.75519	4,091,526
01/01/2014 to 12/31/2014	$41.75519	$46.57737	3,561,789
01/01/2015 to 12/31/2015	$46.57737	$43.80310	3,597,245
01/01/2016 to 12/31/2016	$43.80310	$48.17596	3,118,732
01/01/2017 to 12/31/2017	$48.17596	$52.13310	2,787,143
01/01/2018 to 12/31/2018	$52.13310	$47.01628	2,434,686

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Mid-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$3.07198	$4.75836	8,121,170
01/01/2010 to 12/31/2010	$4.75836	$5.62196	6,101,814
01/01/2011 to 12/31/2011	$5.62196	$5.37833	4,535,367
01/01/2012 to 12/31/2012	$5.37833	$6.34316	3,777,430
01/01/2013 to 12/31/2013	$6.34316	$8.26777	3,161,832
01/01/2014 to 12/31/2014	$8.26777	$9.09175	2,703,265
01/01/2015 to 12/31/2015	$9.09175	$8.45477	15,980,177
01/01/2016 to 12/31/2016	$8.45477	$8.47380	13,867,971
01/01/2017 to 12/31/2017	$8.47380	$10.61894	12,270,682
01/01/2018 to 12/31/2018	$10.61894	$10.01412	10,727,702
AST Goldman Sachs Multi-Asset Portfolio
01/01/2009 to 12/31/2009	$7.60283	$9.24941	933,725
01/01/2010 to 12/31/2010	$9.24941	$10.17756	937,483
01/01/2011 to 12/31/2011	$10.17756	$9.98438	864,621
01/01/2012 to 12/31/2012	$9.98438	$10.84167	904,960
01/01/2013 to 12/31/2013	$10.84167	$11.73963	789,219
01/01/2014 to 12/31/2014	$11.73963	$12.04311	693,533
01/01/2015 to 12/31/2015	$12.04311	$11.76656	588,251
01/01/2016 to 12/31/2016	$11.76656	$12.21187	574,531
01/01/2017 to 12/31/2017	$12.21187	$13.52030	672,294
01/01/2018 to 12/31/2018	$13.52030	$12.38918	654,658
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2009 to 12/31/2009	$18.31429	$22.90617	2,739,839
01/01/2010 to 12/31/2010	$22.90617	$28.63102	2,139,113
01/01/2011 to 12/31/2011	$28.63102	$28.59829	1,706,410
01/01/2012 to 12/31/2012	$28.59829	$32.62172	1,431,288
01/01/2013 to 12/31/2013	$32.62172	$44.64913	1,250,722
01/01/2014 to 12/31/2014	$44.64913	$47.19296	1,086,290
01/01/2015 to 12/31/2015	$47.19296	$43.97560	935,154
01/01/2016 to 12/31/2016	$43.97560	$53.90327	800,779
01/01/2017 to 12/31/2017	$53.90327	$59.62848	694,243
01/01/2018 to 12/31/2018	$59.62848	$50.52072	599,847
AST Government Money Market Portfolio
01/01/2009 to 12/31/2009	$14.25018	$14.08505	34,323,383
01/01/2010 to 12/31/2010	$14.08505	$13.89154	24,767,851
01/01/2011 to 12/31/2011	$13.89154	$13.70035	21,146,279
01/01/2012 to 12/31/2012	$13.70035	$13.50952	17,079,423
01/01/2013 to 12/31/2013	$13.50952	$13.32015	13,291,565
01/01/2014 to 12/31/2014	$13.32015	$13.13385	13,654,097
01/01/2015 to 12/31/2015	$13.13385	$12.95008	12,534,974
01/01/2016 to 12/31/2016	$12.95008	$12.76926	11,390,209
01/01/2017 to 12/31/2017	$12.76926	$12.63397	10,159,311
01/01/2018 to 12/31/2018	$12.63397	$12.61802	10,291,957
AST High Yield Portfolio
01/01/2009 to 12/31/2009	$13.17420	$17.60796	7,533,659
01/01/2010 to 12/31/2010	$17.60796	$19.70522	6,013,578
01/01/2011 to 12/31/2011	$19.70522	$20.04621	4,860,005
01/01/2012 to 12/31/2012	$20.04621	$22.50759	4,606,006
01/01/2013 to 12/31/2013	$22.50759	$23.78603	3,969,184
01/01/2014 to 12/31/2014	$23.78603	$24.05291	2,555,840
01/01/2015 to 12/31/2015	$24.05291	$22.87106	2,162,116
01/01/2016 to 12/31/2016	$22.87106	$26.02347	2,049,277
01/01/2017 to 12/31/2017	$26.02347	$27.57716	1,858,588
01/01/2018 to 12/31/2018	$27.57716	$26.64894	1,411,625

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$14.69947	$17.31043	6,166,484
01/01/2010 to 12/31/2010	$17.31043	$19.31418	4,821,463
01/01/2011 to 12/31/2011	$19.31418	$18.24735	3,892,159
01/01/2012 to 12/31/2012	$18.24735	$21.02975	3,307,201
01/01/2013 to 12/31/2013	$21.02975	$29.00062	2,912,200
01/01/2014 to 12/31/2014	$29.00062	$32.52544	2,587,068
01/01/2015 to 12/31/2015	$32.52544	$29.55705	2,241,065
01/01/2016 to 12/31/2016	$29.55705	$34.93974	2,017,175
01/01/2017 to 12/31/2017	$34.93974	$41.06394	1,762,498
01/01/2018 to 12/31/2018	$41.06394	$34.75632	1,560,509
AST International Growth Portfolio
01/01/2009 to 12/31/2009	$12.39204	$16.53050	12,029,702
01/01/2010 to 12/31/2010	$16.53050	$18.66208	9,350,779
01/01/2011 to 12/31/2011	$18.66208	$16.02292	7,616,795
01/01/2012 to 12/31/2012	$16.02292	$19.01608	6,293,086
01/01/2013 to 12/31/2013	$19.01608	$22.32299	5,340,846
01/01/2014 to 12/31/2014	$22.32299	$20.79446	4,821,411
01/01/2015 to 12/31/2015	$20.79446	$21.14883	4,259,448
01/01/2016 to 12/31/2016	$21.14883	$20.06551	3,802,360
01/01/2017 to 12/31/2017	$20.06551	$26.79441	3,321,745
01/01/2018 to 12/31/2018	$26.79441	$22.89556	2,982,285
AST International Value Portfolio
01/01/2009 to 12/31/2009	$12.54807	$16.14579	3,231,676
01/01/2010 to 12/31/2010	$16.14579	$17.68409	2,556,374
01/01/2011 to 12/31/2011	$17.68409	$15.24863	2,148,928
01/01/2012 to 12/31/2012	$15.24863	$17.54225	1,527,083
01/01/2013 to 12/31/2013	$17.54225	$20.66374	1,321,160
01/01/2014 to 12/31/2014	$20.66374	$19.00863	1,138,759
01/01/2015 to 12/31/2015	$19.00863	$18.89569	1,039,181
01/01/2016 to 12/31/2016	$18.89569	$18.73984	943,283
01/01/2017 to 12/31/2017	$18.73984	$22.69347	808,690
01/01/2018 to 12/31/2018	$22.69347	$18.76368	764,784
AST Investment Grade Bond Portfolio
01/01/2009 to 12/31/2009	$10.93209	$11.99745	0
01/01/2010 to 12/31/2010	$11.99745	$13.10836	0
01/01/2011 to 12/31/2011	$13.10836	$14.53353	3,256
01/01/2012 to 12/31/2012	$14.53353	$15.67712	39
01/01/2013 to 12/31/2013	$15.67712	$14.96580	0
01/01/2014 to 12/31/2014	$14.96580	$15.74930	0
01/01/2015 to 12/31/2015	$15.74930	$15.71099	0
01/01/2016 to 12/31/2016	$15.71099	$16.14275	0
01/01/2017 to 12/31/2017	$16.14275	$16.60376	0
01/01/2018 to 12/31/2018	$16.60376	$16.32633	210
AST J.P. Morgan Global Thematic Portfolio
01/01/2009 to 12/31/2009	$6.96417	$8.69781	330,295
01/01/2010 to 12/31/2010	$8.69781	$9.76106	409,522
01/01/2011 to 12/31/2011	$9.76106	$9.56973	437,253
01/01/2012 to 12/31/2012	$9.56973	$10.71735	411,264
01/01/2013 to 12/31/2013	$10.71735	$12.28784	374,150
01/01/2014 to 12/31/2014	$12.28784	$12.88688	536,073
01/01/2015 to 12/31/2015	$12.88688	$12.57340	467,108
01/01/2016 to 12/31/2016	$12.57340	$13.04442	464,173
01/01/2017 to 12/31/2017	$13.04442	$15.04310	582,641
01/01/2018 to 12/31/2018	$15.04310	$13.73794	515,629

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan International Equity Portfolio
01/01/2009 to 12/31/2009	$24.00705	$32.16453	3,101,048
01/01/2010 to 12/31/2010	$32.16453	$33.98828	2,383,365
01/01/2011 to 12/31/2011	$33.98828	$30.44657	1,957,140
01/01/2012 to 12/31/2012	$30.44657	$36.59713	1,679,191
01/01/2013 to 12/31/2013	$36.59713	$41.62765	1,487,091
01/01/2014 to 12/31/2014	$41.62765	$38.43226	1,330,411
01/01/2015 to 12/31/2015	$38.43226	$36.83514	1,220,771
01/01/2016 to 12/31/2016	$36.83514	$37.02219	1,083,383
01/01/2017 to 12/31/2017	$37.02219	$47.32249	991,687
01/01/2018 to 12/31/2018	$47.32249	$38.50595	867,932
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2009 to 12/31/2009	$17.65646	$21.24283	3,931,329
01/01/2010 to 12/31/2010	$21.24283	$22.47846	3,035,081
01/01/2011 to 12/31/2011	$22.47846	$22.21586	2,464,540
01/01/2012 to 12/31/2012	$22.21586	$24.25260	2,113,388
01/01/2013 to 12/31/2013	$24.25260	$26.55124	1,842,468
01/01/2014 to 12/31/2014	$26.55124	$27.60595	1,643,068
01/01/2015 to 12/31/2015	$27.60595	$27.16973	1,500,221
01/01/2016 to 12/31/2016	$27.16973	$27.81835	1,413,371
01/01/2017 to 12/31/2017	$27.81835	$30.76036	1,385,459
01/01/2018 to 12/31/2018	$30.76036	$28.77270	1,277,500
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08423	$10.29401	0
01/01/2010 to 12/31/2010	$10.29401	$11.29861	0
01/01/2011 to 12/31/2011	$11.29861	$11.21440	5,109
01/01/2012 to 12/31/2012	$11.21440	$12.73653	4,872
01/01/2013 to 12/31/2013	$12.73653	$17.14136	11,180
01/01/2014 to 12/31/2014	$17.14136	$18.50771	10,771
01/01/2015 to 12/31/2015	$18.50771	$20.18925	15,521
01/01/2016 to 12/31/2016	$20.18925	$19.61564	10,131
01/01/2017 to 12/31/2017	$19.61564	$26.27170	8,741
01/01/2018 to 12/31/2018	$26.27170	$25.48460	9,553
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$11.88928	$15.21143	17,981,040
01/01/2010 to 12/31/2010	$15.21143	$17.96108	13,671,294
01/01/2011 to 12/31/2011	$17.96108	$17.54824	10,865,925
01/01/2012 to 12/31/2012	$17.54824	$19.42466	9,007,613
01/01/2013 to 12/31/2013	$19.42466	$26.16486	7,501,705
01/01/2014 to 12/31/2014	$26.16486	$28.53062	12,766,161
01/01/2015 to 12/31/2015	$28.53062	$30.96453	11,125,810
01/01/2016 to 12/31/2016	$30.96453	$32.23431	9,727,048
01/01/2017 to 12/31/2017	$32.23431	$42.26955	8,377,526
01/01/2018 to 12/31/2018	$42.26955	$40.55449	7,331,268
AST MFS Global Equity Portfolio
01/01/2009 to 12/31/2009	$10.33342	$13.39896	2,460,934
01/01/2010 to 12/31/2010	$13.39896	$14.80290	1,882,386
01/01/2011 to 12/31/2011	$14.80290	$14.13870	1,567,778
01/01/2012 to 12/31/2012	$14.13870	$17.15779	1,345,547
01/01/2013 to 12/31/2013	$17.15779	$21.59260	1,264,615
01/01/2014 to 12/31/2014	$21.59260	$22.06323	1,103,149
01/01/2015 to 12/31/2015	$22.06323	$21.43554	990,398
01/01/2016 to 12/31/2016	$21.43554	$22.63908	892,389
01/01/2017 to 12/31/2017	$22.63908	$27.64470	828,684
01/01/2018 to 12/31/2018	$27.64470	$24.65191	771,766

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Growth Portfolio
01/01/2009 to 12/31/2009	$6.06772	$7.43685	15,520,099
01/01/2010 to 12/31/2010	$7.43685	$8.27021	12,292,529
01/01/2011 to 12/31/2011	$8.27021	$8.10610	10,114,014
01/01/2012 to 12/31/2012	$8.10610	$9.35791	8,473,688
01/01/2013 to 12/31/2013	$9.35791	$12.61384	7,258,837
01/01/2014 to 12/31/2014	$12.61384	$13.52051	6,366,054
01/01/2015 to 12/31/2015	$13.52051	$14.29487	5,673,031
01/01/2016 to 12/31/2016	$14.29487	$14.36454	4,990,752
01/01/2017 to 12/31/2017	$14.36454	$18.51334	4,441,709
01/01/2018 to 12/31/2018	$18.51334	$18.64522	3,893,316
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99884	$10.20638	0
01/01/2013 to 12/31/2013	$10.20638	$13.53586	0
01/01/2014 to 12/31/2014	$13.53586	$14.71003	0
01/01/2015 to 12/31/2015	$14.71003	$14.39916	0
01/01/2016 to 12/31/2016	$14.39916	$16.10701	0
01/01/2017 to 12/31/2017	$16.10701	$18.63600	0
01/01/2018 to 12/31/2018	$18.63600	$16.50864	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$20.22783	$28.05100	7,001,733
01/01/2010 to 12/31/2010	$28.05100	$34.14026	5,420,696
01/01/2011 to 12/31/2011	$34.14026	$32.82655	4,323,383
01/01/2012 to 12/31/2012	$32.82655	$37.91024	3,538,167
01/01/2013 to 12/31/2013	$37.91024	$53.08199	3,045,986
01/01/2014 to 12/31/2014	$53.08199	$59.79739	2,639,121
01/01/2015 to 12/31/2015	$59.79739	$55.63673	2,282,455
01/01/2016 to 12/31/2016	$55.63673	$64.86000	1,994,227
01/01/2017 to 12/31/2017	$64.86000	$72.77285	1,728,285
01/01/2018 to 12/31/2018	$72.77285	$59.95055	1,521,349
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99884	$10.34147	4,901,121
01/01/2013 to 12/31/2013	$10.34147	$12.12535	4,080,500
01/01/2014 to 12/31/2014	$12.12535	$12.56996	3,469,189
01/01/2015 to 12/31/2015	$12.56996	$12.24008	3,033,702
01/01/2016 to 12/31/2016	$12.24008	$12.59068	2,680,231
01/01/2017 to 12/31/2017	$12.59068	$14.46236	2,401,480
01/01/2018 to 12/31/2018	$14.46236	$13.07893	2,064,578
AST Parametric Emerging Markets Equity Portfolio
01/01/2009 to 12/31/2009	$5.58040	$9.16209	3,116
01/01/2010 to 12/31/2010	$9.16209	$11.04568	19,317
01/01/2011 to 12/31/2011	$11.04568	$8.68339	8,071
01/01/2012 to 12/31/2012	$8.68339	$10.09679	7,479
01/01/2013 to 12/31/2013	$10.09679	$9.97769	16,110
01/01/2014 to 12/31/2014	$9.97769	$9.37728	16,733
01/01/2015 to 12/31/2015	$9.37728	$7.69942	17,448
01/01/2016 to 12/31/2016	$7.69942	$8.53030	18,337
01/01/2017 to 12/31/2017	$8.53030	$10.62981	29,004
01/01/2018 to 12/31/2018	$10.62981	$9.00807	14,412

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Preservation Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$9.09407	$10.76349	5,607,892
01/01/2010 to 12/31/2010	$10.76349	$11.73478	5,322,609
01/01/2011 to 12/31/2011	$11.73478	$11.68598	5,359,826
01/01/2012 to 12/31/2012	$11.68598	$12.71758	5,429,828
01/01/2013 to 12/31/2013	$12.71758	$13.69461	4,824,905
01/01/2014 to 12/31/2014	$13.69461	$14.28270	4,770,903
01/01/2015 to 12/31/2015	$14.28270	$14.10302	4,771,117
01/01/2016 to 12/31/2016	$14.10302	$14.67423	5,403,196
01/01/2017 to 12/31/2017	$14.67423	$15.93508	6,037,162
01/01/2018 to 12/31/2018	$15.93508	$15.26462	6,058,564
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01876	$10.07506	0
01/01/2012 to 12/31/2012	$10.07506	$10.64019	0
01/01/2013 to 12/31/2013	$10.64019	$10.24854	0
01/01/2014 to 12/31/2014	$10.24854	$10.71754	0
01/01/2015 to 12/31/2015	$10.71754	$10.53923	1,024
01/01/2016 to 12/31/2016	$10.53923	$10.82942	183
01/01/2017 to 12/31/2017	$10.82942	$11.28377	80
01/01/2018 to 12/31/2018	$11.28377	$11.03436	273
AST Prudential Growth Allocation Portfolio
01/01/2009 to 12/31/2009	$6.74471	$8.37763	1,360,956
01/01/2010 to 12/31/2010	$8.37763	$9.83135	1,121,959
01/01/2011 to 12/31/2011	$9.83135	$9.09146	986,838
01/01/2012 to 12/31/2012	$9.09146	$10.12224	1,006,570
01/01/2013 to 12/31/2013	$10.12224	$11.67981	908,794
01/01/2014 to 12/31/2014	$11.67981	$12.57551	1,537,876
01/01/2015 to 12/31/2015	$12.57551	$12.32353	2,144,128
01/01/2016 to 12/31/2016	$12.32353	$13.37799	3,114,057
01/01/2017 to 12/31/2017	$13.37799	$15.31448	6,106,309
01/01/2018 to 12/31/2018	$15.31448	$13.95200	5,913,093
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99884	$11.69708	0
01/01/2014 to 12/31/2014	$11.69708	$13.29120	0
01/01/2015 to 12/31/2015	$13.29120	$13.30735	0
01/01/2016 to 12/31/2016	$13.30735	$14.54588	0
01/01/2017 to 12/31/2017	$14.54588	$17.41375	0
01/01/2018 to 12/31/2018	$17.41375	$15.94084	0
AST QMA US Equity Alpha Portfolio
01/01/2009 to 12/31/2009	$8.83079	$10.60728	6,196,983
01/01/2010 to 12/31/2010	$10.60728	$12.03274	4,770,751
01/01/2011 to 12/31/2011	$12.03274	$12.27465	3,959,676
01/01/2012 to 12/31/2012	$12.27465	$14.37843	3,213,985
01/01/2013 to 12/31/2013	$14.37843	$18.77444	2,695,646
01/01/2014 to 12/31/2014	$18.77444	$21.69801	2,432,339
01/01/2015 to 12/31/2015	$21.69801	$22.05306	2,070,601
01/01/2016 to 12/31/2016	$22.05306	$24.97319	1,850,927
01/01/2017 to 12/31/2017	$24.97319	$30.10357	1,641,725
01/01/2018 to 12/31/2018	$30.10357	$27.24112	1,409,851

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99884	$8.91513	0
01/01/2012 to 12/31/2012	$8.91513	$9.94679	0
01/01/2013 to 12/31/2013	$9.94679	$12.00409	17,447
01/01/2014 to 12/31/2014	$12.00409	$12.60549	16,537
01/01/2015 to 12/31/2015	$12.60549	$12.44771	39,913
01/01/2016 to 12/31/2016	$12.44771	$13.04968	69,989
01/01/2017 to 12/31/2017	$13.04968	$15.20802	121,143
01/01/2018 to 12/31/2018	$15.20802	$14.01525	117,425
AST RCM World Trends Portfolio
01/01/2009 to 12/31/2009	$7.17332	$8.72709	1,086,235
01/01/2010 to 12/31/2010	$8.72709	$9.63045	1,076,591
01/01/2011 to 12/31/2011	$9.63045	$9.32329	1,088,402
01/01/2012 to 12/31/2012	$9.32329	$10.13781	1,208,847
01/01/2013 to 12/31/2013	$10.13781	$11.23930	1,075,643
01/01/2014 to 12/31/2014	$11.23930	$11.65145	1,047,164
01/01/2015 to 12/31/2015	$11.65145	$11.46930	988,104
01/01/2016 to 12/31/2016	$11.46930	$11.85353	1,029,666
01/01/2017 to 12/31/2017	$11.85353	$13.58528	977,838
01/01/2018 to 12/31/2018	$13.58528	$12.33556	981,054
AST Small-Cap Growth Opportunities Portfolio
01/01/2009 to 12/31/2009	$7.30302	$9.55274	2,973,182
01/01/2010 to 12/31/2010	$9.55274	$12.48459	2,233,337
01/01/2011 to 12/31/2011	$12.48459	$10.69598	6,022,637
01/01/2012 to 12/31/2012	$10.69598	$12.66302	4,924,697
01/01/2013 to 12/31/2013	$12.66302	$17.58140	4,045,290
01/01/2014 to 12/31/2014	$17.58140	$18.19175	3,549,857
01/01/2015 to 12/31/2015	$18.19175	$18.17646	3,140,831
01/01/2016 to 12/31/2016	$18.17646	$19.30237	2,781,597
01/01/2017 to 12/31/2017	$19.30237	$24.30313	2,483,573
01/01/2018 to 12/31/2018	$24.30313	$21.36279	2,227,050
AST Small-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$12.68177	$16.74425	2,693,794
01/01/2010 to 12/31/2010	$16.74425	$22.52232	2,310,461
01/01/2011 to 12/31/2011	$22.52232	$21.98983	1,837,485
01/01/2012 to 12/31/2012	$21.98983	$24.32164	1,542,659
01/01/2013 to 12/31/2013	$24.32164	$32.41614	1,330,742
01/01/2014 to 12/31/2014	$32.41614	$33.18308	1,114,092
01/01/2015 to 12/31/2015	$33.18308	$32.97563	1,029,965
01/01/2016 to 12/31/2016	$32.97563	$36.44149	895,312
01/01/2017 to 12/31/2017	$36.44149	$44.52618	795,697
01/01/2018 to 12/31/2018	$44.52618	$40.21010	691,095
AST Small-Cap Value Portfolio
01/01/2009 to 12/31/2009	$15.52371	$19.43917	5,742,455
01/01/2010 to 12/31/2010	$19.43917	$24.14936	4,383,068
01/01/2011 to 12/31/2011	$24.14936	$22.38867	3,448,221
01/01/2012 to 12/31/2012	$22.38867	$26.08383	2,840,903
01/01/2013 to 12/31/2013	$26.08383	$35.33780	2,399,560
01/01/2014 to 12/31/2014	$35.33780	$36.67867	2,110,720
01/01/2015 to 12/31/2015	$36.67867	$34.60647	1,874,038
01/01/2016 to 12/31/2016	$34.60647	$44.08811	1,609,327
01/01/2017 to 12/31/2017	$44.08811	$46.66633	1,396,957
01/01/2018 to 12/31/2018	$46.66633	$38.15322	1,225,607

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$18.94244	$23.18567	5,164,275
01/01/2010 to 12/31/2010	$23.18567	$25.49814	4,310,936
01/01/2011 to 12/31/2011	$25.49814	$25.64038	3,582,585
01/01/2012 to 12/31/2012	$25.64038	$28.69302	3,198,085
01/01/2013 to 12/31/2013	$28.69302	$33.05369	3,045,131
01/01/2014 to 12/31/2014	$33.05369	$34.50721	3,033,107
01/01/2015 to 12/31/2015	$34.50721	$34.03841	3,090,797
01/01/2016 to 12/31/2016	$34.03841	$36.09484	2,947,259
01/01/2017 to 12/31/2017	$36.09484	$41.07424	3,094,364
01/01/2018 to 12/31/2018	$41.07424	$38.33899	2,973,482
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$9.45746	$14.30206	4,583,268
01/01/2010 to 12/31/2010	$14.30206	$16.33144	3,544,993
01/01/2011 to 12/31/2011	$16.33144	$15.83012	2,925,246
01/01/2012 to 12/31/2012	$15.83012	$18.35269	2,586,707
01/01/2013 to 12/31/2013	$18.35269	$26.06273	2,374,109
01/01/2014 to 12/31/2014	$26.06273	$27.84247	2,117,503
01/01/2015 to 12/31/2015	$27.84247	$30.08366	2,085,487
01/01/2016 to 12/31/2016	$30.08366	$30.46379	1,768,786
01/01/2017 to 12/31/2017	$30.46379	$41.41872	1,642,149
01/01/2018 to 12/31/2018	$41.41872	$42.41475	1,461,790
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$8.86731	$10.33955	3,247,472
01/01/2010 to 12/31/2010	$10.33955	$11.46331	2,336,317
01/01/2011 to 12/31/2011	$11.46331	$11.24735	1,901,525
01/01/2012 to 12/31/2012	$11.24735	$12.57594	1,508,096
01/01/2013 to 12/31/2013	$12.57594	$16.69388	1,230,011
01/01/2014 to 12/31/2014	$16.69388	$16.71672	1,014,655
01/01/2015 to 12/31/2015	$16.71672	$15.48320	821,488
01/01/2016 to 12/31/2016	$15.48320	$16.20250	685,967
01/01/2017 to 12/31/2017	$16.20250	$18.62075	643,139
01/01/2018 to 12/31/2018	$18.62075	$16.57594	580,362
AST T. Rowe Price Natural Resources Portfolio
01/01/2009 to 12/31/2009	$31.62165	$46.56557	1,876,656
01/01/2010 to 12/31/2010	$46.56557	$55.30491	1,447,315
01/01/2011 to 12/31/2011	$55.30491	$46.39649	1,197,760
01/01/2012 to 12/31/2012	$46.39649	$47.40074	955,065
01/01/2013 to 12/31/2013	$47.40074	$53.92569	760,187
01/01/2014 to 12/31/2014	$53.92569	$48.72523	662,880
01/01/2015 to 12/31/2015	$48.72523	$38.79334	572,522
01/01/2016 to 12/31/2016	$38.79334	$47.66698	528,023
01/01/2017 to 12/31/2017	$47.66698	$51.84538	419,659
01/01/2018 to 12/31/2018	$51.84538	$42.60308	357,928
AST Templeton Global Bond Portfolio
01/01/2009 to 12/31/2009	$14.73239	$16.28603	4,059,242
01/01/2010 to 12/31/2010	$16.28603	$16.98032	3,320,976
01/01/2011 to 12/31/2011	$16.98032	$17.43333	2,810,279
01/01/2012 to 12/31/2012	$17.43333	$18.08731	2,390,182
01/01/2013 to 12/31/2013	$18.08731	$17.16465	2,112,886
01/01/2014 to 12/31/2014	$17.16465	$17.01852	1,970,013
01/01/2015 to 12/31/2015	$17.01852	$16.00536	1,674,070
01/01/2016 to 12/31/2016	$16.00536	$16.46945	1,449,888
01/01/2017 to 12/31/2017	$16.46945	$16.57098	1,320,550
01/01/2018 to 12/31/2018	$16.57098	$16.66437	1,139,725

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$8.36444	$11.45433	2,070,962
01/01/2010 to 12/31/2010	$11.45433	$13.96046	1,567,706
01/01/2011 to 12/31/2011	$13.96046	$13.29015	1,252,740
01/01/2012 to 12/31/2012	$13.29015	$15.51644	1,045,623
01/01/2013 to 12/31/2013	$15.51644	$20.25854	866,148
01/01/2014 to 12/31/2014	$20.25854	$22.96503	826,133
01/01/2015 to 12/31/2015	$22.96503	$21.14709	659,342
01/01/2016 to 12/31/2016	$21.14709	$23.76990	584,751
01/01/2017 to 12/31/2017	$23.76990	$27.78102	506,216
01/01/2018 to 12/31/2018	$27.78102	$22.86353	446,219
AST Wellington Management Hedged Equity Portfolio
01/01/2009 to 12/31/2009	$7.00603	$8.87198	1,692,634
01/01/2010 to 12/31/2010	$8.87198	$10.02815	1,379,070
01/01/2011 to 12/31/2011	$10.02815	$9.54634	1,023,053
01/01/2012 to 12/31/2012	$9.54634	$10.44870	894,290
01/01/2013 to 12/31/2013	$10.44870	$12.41476	1,073,146
01/01/2014 to 12/31/2014	$12.41476	$12.91475	900,417
01/01/2015 to 12/31/2015	$12.91475	$12.65328	811,799
01/01/2016 to 12/31/2016	$12.65328	$13.29053	872,743
01/01/2017 to 12/31/2017	$13.29053	$14.88638	886,232
01/01/2018 to 12/31/2018	$14.88638	$13.94339	803,011
AST Western Asset Core Plus Bond Portfolio
01/01/2009 to 12/31/2009	$9.32990	$10.26911	670,033
01/01/2010 to 12/31/2010	$10.26911	$10.91487	675,981
01/01/2011 to 12/31/2011	$10.91487	$11.41068	908,418
01/01/2012 to 12/31/2012	$11.41068	$12.13428	951,592
01/01/2013 to 12/31/2013	$12.13428	$11.78576	703,842
01/01/2014 to 12/31/2014	$11.78576	$12.45714	826,728
01/01/2015 to 12/31/2015	$12.45714	$12.43466	1,235,855
01/01/2016 to 12/31/2016	$12.43466	$12.89234	1,271,409
01/01/2017 to 12/31/2017	$12.89234	$13.51423	1,300,427
01/01/2018 to 12/31/2018	$13.51423	$13.02235	2,708,965
Invesco V.I. Diversified Dividend Fund - Series I
04/29/2011* to 12/31/2011	$9.99304	$9.13737	624,799
01/01/2012 to 12/31/2012	$9.13737	$10.69616	564,209
01/01/2013 to 12/31/2013	$10.69616	$13.81972	621,929
01/01/2014 to 12/31/2014	$13.81972	$15.37423	623,494
01/01/2015 to 12/31/2015	$15.37423	$15.47224	569,906
01/01/2016 to 12/31/2016	$15.47224	$17.51607	647,457
01/01/2017 to 12/31/2017	$17.51607	$18.75257	573,203
01/01/2018 to 12/31/2018	$18.75257	$17.08832	489,561
Invesco V.I. Mid Cap Growth Portfolio, Series I
04/27/2012* to 12/31/2012	$10.04999	$9.78279	761,755
01/01/2013 to 12/31/2013	$9.78279	$13.21634	672,946
01/01/2014 to 12/31/2014	$13.21634	$14.07858	556,578
01/01/2015 to 12/31/2015	$14.07858	$14.04890	503,128
01/01/2016 to 12/31/2016	$14.04890	$13.95742	440,226
01/01/2017 to 12/31/2017	$13.95742	$16.85791	382,817
01/01/2018 to 12/31/2018	$16.85791	$15.69253	356,979
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.12653	$9.73940	1,383,423
01/01/2017 to 12/31/2017	$9.73940	$13.54995	1,249,165
01/01/2018 to 12/31/2018	$13.54995	$10.99337	1,137,104

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Asia 30
01/01/2009 to 12/31/2009	$14.15168	$21.51660	793,917
01/01/2010 to 12/31/2010	$21.51660	$24.16581	524,566
01/01/2011 to 12/31/2011	$24.16581	$17.39522	317,641
01/01/2012 to 12/31/2012	$17.39522	$19.80560	248,036
01/01/2013 to 12/31/2013	$19.80560	$22.45213	208,012
01/01/2014 to 12/31/2014	$22.45213	$21.79050	142,580
01/01/2015 to 12/31/2015	$21.79050	$19.47014	116,333
01/01/2016 to 12/31/2016	$19.47014	$19.32123	104,308
01/01/2017 to 12/31/2017	$19.32123	$25.31521	106,205
01/01/2018 to 12/31/2018	$25.31521	$20.31749	78,273
ProFund VP Banks
01/01/2009 to 12/31/2009	$5.07139	$4.78824	304,489
01/01/2010 to 12/31/2010	$4.78824	$5.11483	232,616
01/01/2011 to 12/31/2011	$5.11483	$3.69413	139,882
01/01/2012 to 12/31/2012	$3.69413	$4.85897	182,044
01/01/2013 to 12/31/2013	$4.85897	$6.39383	180,930
01/01/2014 to 12/31/2014	$6.39383	$6.95846	143,497
01/01/2015 to 12/31/2015	$6.95846	$6.83134	216,527
01/01/2016 to 12/31/2016	$6.83134	$8.30051	260,234
01/01/2017 to 12/31/2017	$8.30051	$9.65112	174,634
01/01/2018 to 12/31/2018	$9.65112	$7.81223	127,100
ProFund VP Basic Materials
01/01/2009 to 12/31/2009	$8.48083	$13.57777	652,128
01/01/2010 to 12/31/2010	$13.57777	$17.36336	466,704
01/01/2011 to 12/31/2011	$17.36336	$14.35534	240,349
01/01/2012 to 12/31/2012	$14.35534	$15.35508	167,807
01/01/2013 to 12/31/2013	$15.35508	$17.93081	119,789
01/01/2014 to 12/31/2014	$17.93081	$17.97792	91,384
01/01/2015 to 12/31/2015	$17.97792	$15.25833	71,184
01/01/2016 to 12/31/2016	$15.25833	$17.82729	68,009
01/01/2017 to 12/31/2017	$17.82729	$21.61392	62,624
01/01/2018 to 12/31/2018	$21.61392	$17.54671	52,739
ProFund VP Bear
01/01/2009 to 12/31/2009	$10.97112	$7.80272	1,011,827
01/01/2010 to 12/31/2010	$7.80272	$6.32416	781,739
01/01/2011 to 12/31/2011	$6.32416	$5.68174	677,129
01/01/2012 to 12/31/2012	$5.68174	$4.67229	551,363
01/01/2013 to 12/31/2013	$4.67229	$3.38374	636,634
01/01/2014 to 12/31/2014	$3.38374	$2.86099	623,944
01/01/2015 to 12/31/2015	$2.86099	$2.68202	1,038,810
01/01/2016 to 12/31/2016	$2.68202	$2.29932	671,924
01/01/2017 to 12/31/2017	$2.29932	$1.85983	633,729
01/01/2018 to 12/31/2018	$1.85983	$1.90796	669,576
ProFund VP Biotechnology
01/01/2009 to 12/31/2009	$8.36476	$8.55424	352,580
01/01/2010 to 12/31/2010	$8.55424	$8.86479	234,901
01/01/2011 to 12/31/2011	$8.86479	$9.31427	197,640
01/01/2012 to 12/31/2012	$9.31427	$12.92186	269,610
01/01/2013 to 12/31/2013	$12.92186	$21.45816	340,641
01/01/2014 to 12/31/2014	$21.45816	$27.44729	289,710
01/01/2015 to 12/31/2015	$27.44729	$27.95618	232,535
01/01/2016 to 12/31/2016	$27.95618	$23.29908	166,982
01/01/2017 to 12/31/2017	$23.29908	$28.15255	149,164
01/01/2018 to 12/31/2018	$28.15255	$25.88312	118,305

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Bull
01/01/2009 to 12/31/2009	$7.55350	$9.26089	1,535,905
01/01/2010 to 12/31/2010	$9.26089	$10.27976	1,034,913
01/01/2011 to 12/31/2011	$10.27976	$10.13622	1,502,581
01/01/2012 to 12/31/2012	$10.13622	$11.38212	904,402
01/01/2013 to 12/31/2013	$11.38212	$14.56230	736,693
01/01/2014 to 12/31/2014	$14.56230	$16.00507	877,852
01/01/2015 to 12/31/2015	$16.00507	$15.70869	463,717
01/01/2016 to 12/31/2016	$15.70869	$16.98571	389,605
01/01/2017 to 12/31/2017	$16.98571	$19.98812	483,561
01/01/2018 to 12/31/2018	$19.98812	$18.49525	390,533
ProFund VP Consumer Goods Portfolio
01/01/2009 to 12/31/2009	$8.72455	$10.45765	306,754
01/01/2010 to 12/31/2010	$10.45765	$12.10153	160,276
01/01/2011 to 12/31/2011	$12.10153	$12.76120	132,119
01/01/2012 to 12/31/2012	$12.76120	$13.94849	85,013
01/01/2013 to 12/31/2013	$13.94849	$17.66629	72,298
01/01/2014 to 12/31/2014	$17.66629	$19.20042	64,202
01/01/2015 to 12/31/2015	$19.20042	$19.71980	74,920
01/01/2016 to 12/31/2016	$19.71980	$20.13345	55,676
01/01/2017 to 12/31/2017	$20.13345	$22.84103	46,472
01/01/2018 to 12/31/2018	$22.84103	$19.18603	42,049
ProFund VP Consumer Services
01/01/2009 to 12/31/2009	$6.11643	$7.88853	114,945
01/01/2010 to 12/31/2010	$7.88853	$9.44176	162,191
01/01/2011 to 12/31/2011	$9.44176	$9.82174	99,854
01/01/2012 to 12/31/2012	$9.82174	$11.82411	126,275
01/01/2013 to 12/31/2013	$11.82411	$16.30684	99,155
01/01/2014 to 12/31/2014	$16.30684	$18.08206	40,528
01/01/2015 to 12/31/2015	$18.08206	$18.66505	43,599
01/01/2016 to 12/31/2016	$18.66505	$19.17472	28,498
01/01/2017 to 12/31/2017	$19.17472	$22.37982	27,330
01/01/2018 to 12/31/2018	$22.37982	$22.20060	26,582
ProFund VP Europe 30
01/01/2009 to 12/31/2009	$6.84451	$8.92810	1,794,383
01/01/2010 to 12/31/2010	$8.92810	$9.03496	1,211,524
01/01/2011 to 12/31/2011	$9.03496	$8.11705	571,637
01/01/2012 to 12/31/2012	$8.11705	$9.33137	735,069
01/01/2013 to 12/31/2013	$9.33137	$11.19128	633,151
01/01/2014 to 12/31/2014	$11.19128	$10.08037	376,430
01/01/2015 to 12/31/2015	$10.08037	$8.85804	332,972
01/01/2016 to 12/31/2016	$8.85804	$9.41651	315,245
01/01/2017 to 12/31/2017	$9.41651	$11.11529	253,918
01/01/2018 to 12/31/2018	$11.11529	$9.41036	199,098
ProFund VP Financials
01/01/2009 to 12/31/2009	$4.93780	$5.59941	450,279
01/01/2010 to 12/31/2010	$5.59941	$6.12458	385,818
01/01/2011 to 12/31/2011	$6.12458	$5.20364	224,374
01/01/2012 to 12/31/2012	$5.20364	$6.39948	272,844
01/01/2013 to 12/31/2013	$6.39948	$8.33405	235,274
01/01/2014 to 12/31/2014	$8.33405	$9.27875	227,330
01/01/2015 to 12/31/2015	$9.27875	$9.01213	188,297
01/01/2016 to 12/31/2016	$9.01213	$10.24771	186,290
01/01/2017 to 12/31/2017	$10.24771	$11.94269	197,412
01/01/2018 to 12/31/2018	$11.94269	$10.54657	159,876

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Health Care
01/01/2009 to 12/31/2009	$7.08869	$8.35640	442,429
01/01/2010 to 12/31/2010	$8.35640	$8.47370	284,690
01/01/2011 to 12/31/2011	$8.47370	$9.20016	254,453
01/01/2012 to 12/31/2012	$9.20016	$10.65001	261,952
01/01/2013 to 12/31/2013	$10.65001	$14.67591	293,362
01/01/2014 to 12/31/2014	$14.67591	$17.89983	269,160
01/01/2015 to 12/31/2015	$17.89983	$18.53580	233,579
01/01/2016 to 12/31/2016	$18.53580	$17.53623	181,350
01/01/2017 to 12/31/2017	$17.53623	$20.90843	147,147
01/01/2018 to 12/31/2018	$20.90843	$21.52854	139,240
ProFund VP Industrials
01/01/2009 to 12/31/2009	$8.06670	$9.87050	185,356
01/01/2010 to 12/31/2010	$9.87050	$12.04361	162,315
01/01/2011 to 12/31/2011	$12.04361	$11.66324	90,198
01/01/2012 to 12/31/2012	$11.66324	$13.31656	83,989
01/01/2013 to 12/31/2013	$13.31656	$18.14440	124,792
01/01/2014 to 12/31/2014	$18.14440	$18.88823	65,424
01/01/2015 to 12/31/2015	$18.88823	$17.98672	54,550
01/01/2016 to 12/31/2016	$17.98672	$20.84757	67,667
01/01/2017 to 12/31/2017	$20.84757	$25.16081	63,649
01/01/2018 to 12/31/2018	$25.16081	$21.63995	47,840
ProFund VP Internet
01/01/2009 to 12/31/2009	$11.26681	$19.69410	175,547
01/01/2010 to 12/31/2010	$19.69410	$26.26877	124,748
01/01/2011 to 12/31/2011	$26.26877	$24.11181	73,298
01/01/2012 to 12/31/2012	$24.11181	$28.47222	83,046
01/01/2013 to 12/31/2013	$28.47222	$42.59080	70,400
01/01/2014 to 12/31/2014	$42.59080	$42.46564	53,069
01/01/2015 to 12/31/2015	$42.46564	$50.39333	63,685
01/01/2016 to 12/31/2016	$50.39333	$52.43708	47,145
01/01/2017 to 12/31/2017	$52.43708	$70.34535	46,190
01/01/2018 to 12/31/2018	$70.34535	$72.77690	43,530
ProFund VP Japan
01/01/2009 to 12/31/2009	$7.60098	$8.26872	592,483
01/01/2010 to 12/31/2010	$8.26872	$7.62033	504,105
01/01/2011 to 12/31/2011	$7.62033	$6.12076	244,964
01/01/2012 to 12/31/2012	$6.12076	$7.41972	290,435
01/01/2013 to 12/31/2013	$7.41972	$10.84476	235,123
01/01/2014 to 12/31/2014	$10.84476	$11.03788	138,200
01/01/2015 to 12/31/2015	$11.03788	$11.51551	159,510
01/01/2016 to 12/31/2016	$11.51551	$11.40160	105,152
01/01/2017 to 12/31/2017	$11.40160	$13.31692	84,122
01/01/2018 to 12/31/2018	$13.31692	$11.60173	71,119
ProFund VP Large-Cap Growth
01/01/2009 to 12/31/2009	$7.44694	$9.52587	1,218,390
01/01/2010 to 12/31/2010	$9.52587	$10.63084	989,188
01/01/2011 to 12/31/2011	$10.63084	$10.81033	687,964
01/01/2012 to 12/31/2012	$10.81033	$12.01437	441,624
01/01/2013 to 12/31/2013	$12.01437	$15.47892	455,355
01/01/2014 to 12/31/2014	$15.47892	$17.23515	432,901
01/01/2015 to 12/31/2015	$17.23515	$17.63235	330,110
01/01/2016 to 12/31/2016	$17.63235	$18.25807	217,401
01/01/2017 to 12/31/2017	$18.25807	$22.55652	199,036
01/01/2018 to 12/31/2018	$22.55652	$21.82544	150,776

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Large-Cap Value
01/01/2009 to 12/31/2009	$7.14486	$8.41615	858,462
01/01/2010 to 12/31/2010	$8.41615	$9.36842	697,406
01/01/2011 to 12/31/2011	$9.36842	$9.11925	376,665
01/01/2012 to 12/31/2012	$9.11925	$10.37797	313,222
01/01/2013 to 12/31/2013	$10.37797	$13.29165	215,935
01/01/2014 to 12/31/2014	$13.29165	$14.47835	225,191
01/01/2015 to 12/31/2015	$14.47835	$13.59965	181,526
01/01/2016 to 12/31/2016	$13.59965	$15.47906	182,768
01/01/2017 to 12/31/2017	$15.47906	$17.31345	145,746
01/01/2018 to 12/31/2018	$17.31345	$15.25579	127,100
ProFund VP Mid-Cap Growth
01/01/2009 to 12/31/2009	$7.96260	$10.85954	1,274,910
01/01/2010 to 12/31/2010	$10.85954	$13.75037	1,207,046
01/01/2011 to 12/31/2011	$13.75037	$13.16581	715,556
01/01/2012 to 12/31/2012	$13.16581	$14.97791	466,126
01/01/2013 to 12/31/2013	$14.97791	$19.27625	408,737
01/01/2014 to 12/31/2014	$19.27625	$20.12610	305,185
01/01/2015 to 12/31/2015	$20.12610	$19.90066	240,193
01/01/2016 to 12/31/2016	$19.90066	$22.14931	183,777
01/01/2017 to 12/31/2017	$22.14931	$25.83820	163,288
01/01/2018 to 12/31/2018	$25.83820	$22.42304	118,183
ProFund VP Mid-Cap Value
01/01/2009 to 12/31/2009	$8.72972	$11.26480	931,330
01/01/2010 to 12/31/2010	$11.26480	$13.37866	663,369
01/01/2011 to 12/31/2011	$13.37866	$12.67404	598,037
01/01/2012 to 12/31/2012	$12.67404	$14.56628	400,972
01/01/2013 to 12/31/2013	$14.56628	$18.98123	372,388
01/01/2014 to 12/31/2014	$18.98123	$20.62175	210,087
01/01/2015 to 12/31/2015	$20.62175	$18.66074	169,770
01/01/2016 to 12/31/2016	$18.66074	$22.87889	188,683
01/01/2017 to 12/31/2017	$22.87889	$24.95248	126,802
01/01/2018 to 12/31/2018	$24.95248	$21.33176	107,278
ProFund VP NASDAQ-100
01/01/2009 to 12/31/2009	$3.64996	$5.47064	2,035,640
01/01/2010 to 12/31/2010	$5.47064	$6.37824	1,362,711
01/01/2011 to 12/31/2011	$6.37824	$6.38058	1,059,058
01/01/2012 to 12/31/2012	$6.38058	$7.31221	804,125
01/01/2013 to 12/31/2013	$7.31221	$9.68106	815,942
01/01/2014 to 12/31/2014	$9.68106	$11.16877	695,837
01/01/2015 to 12/31/2015	$11.16877	$11.83336	606,463
01/01/2016 to 12/31/2016	$11.83336	$12.28132	424,463
01/01/2017 to 12/31/2017	$12.28132	$15.78785	390,905
01/01/2018 to 12/31/2018	$15.78785	$15.27466	389,705
ProFund VP Oil & Gas
01/01/2009 to 12/31/2009	$14.44920	$16.45506	935,373
01/01/2010 to 12/31/2010	$16.45506	$19.10658	678,241
01/01/2011 to 12/31/2011	$19.10658	$19.26275	581,324
01/01/2012 to 12/31/2012	$19.26275	$19.54274	450,492
01/01/2013 to 12/31/2013	$19.54274	$23.90750	337,467
01/01/2014 to 12/31/2014	$23.90750	$21.01097	302,922
01/01/2015 to 12/31/2015	$21.01097	$15.87470	243,704
01/01/2016 to 12/31/2016	$15.87470	$19.43860	263,612
01/01/2017 to 12/31/2017	$19.43860	$18.55872	191,496
01/01/2018 to 12/31/2018	$18.55872	$14.59704	174,734

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Pharmaceuticals
01/01/2009 to 12/31/2009	$6.70963	$7.73346	242,297
01/01/2010 to 12/31/2010	$7.73346	$7.66147	109,426
01/01/2011 to 12/31/2011	$7.66147	$8.77313	164,294
01/01/2012 to 12/31/2012	$8.77313	$9.67547	110,208
01/01/2013 to 12/31/2013	$9.67547	$12.55733	93,992
01/01/2014 to 12/31/2014	$12.55733	$14.77853	128,103
01/01/2015 to 12/31/2015	$14.77853	$15.21909	92,771
01/01/2016 to 12/31/2016	$15.21909	$14.44629	68,380
01/01/2017 to 12/31/2017	$14.44629	$15.71996	43,537
01/01/2018 to 12/31/2018	$15.71996	$14.53796	43,423
ProFund VP Precious Metals
01/01/2009 to 12/31/2009	$12.88063	$17.18693	1,377,669
01/01/2010 to 12/31/2010	$17.18693	$22.52686	1,205,977
01/01/2011 to 12/31/2011	$22.52686	$17.94402	871,906
01/01/2012 to 12/31/2012	$17.94402	$15.11855	773,197
01/01/2013 to 12/31/2013	$15.11855	$9.25028	569,501
01/01/2014 to 12/31/2014	$9.25028	$6.94397	508,827
01/01/2015 to 12/31/2015	$6.94397	$4.59742	441,937
01/01/2016 to 12/31/2016	$4.59742	$7.06359	440,462
01/01/2017 to 12/31/2017	$7.06359	$7.33255	375,893
01/01/2018 to 12/31/2018	$7.33255	$6.25559	318,802
ProFund VP Real Estate
01/01/2009 to 12/31/2009	$11.03261	$13.91291	295,787
01/01/2010 to 12/31/2010	$13.91291	$17.10539	191,657
01/01/2011 to 12/31/2011	$17.10539	$17.66731	167,856
01/01/2012 to 12/31/2012	$17.66731	$20.41077	168,090
01/01/2013 to 12/31/2013	$20.41077	$20.14362	122,601
01/01/2014 to 12/31/2014	$20.14362	$24.83043	126,003
01/01/2015 to 12/31/2015	$24.83043	$24.56213	89,163
01/01/2016 to 12/31/2016	$24.56213	$25.60553	79,902
01/01/2017 to 12/31/2017	$25.60553	$27.28029	65,677
01/01/2018 to 12/31/2018	$27.28029	$25.36395	64,689
ProFund VP Rising Rates Opportunity
01/01/2009 to 12/31/2009	$3.76126	$4.90211	1,070,267
01/01/2010 to 12/31/2010	$4.90211	$4.05875	1,203,470
01/01/2011 to 12/31/2011	$4.05875	$2.50119	841,669
01/01/2012 to 12/31/2012	$2.50119	$2.29514	612,803
01/01/2013 to 12/31/2013	$2.29514	$2.63584	1,047,027
01/01/2014 to 12/31/2014	$2.63584	$1.81244	837,835
01/01/2015 to 12/31/2015	$1.81244	$1.75868	582,960
01/01/2016 to 12/31/2016	$1.75868	$1.64466	582,981
01/01/2017 to 12/31/2017	$1.64466	$1.42863	474,693
01/01/2018 to 12/31/2018	$1.42863	$1.46713	477,870
ProFund VP Semiconductor
01/01/2009 to 12/31/2009	$3.69289	$5.97107	341,655
01/01/2010 to 12/31/2010	$5.97107	$6.61779	155,468
01/01/2011 to 12/31/2011	$6.61779	$6.27081	98,642
01/01/2012 to 12/31/2012	$6.27081	$5.92511	59,110
01/01/2013 to 12/31/2013	$5.92511	$7.79782	53,730
01/01/2014 to 12/31/2014	$7.79782	$10.34349	144,359
01/01/2015 to 12/31/2015	$10.34349	$9.90535	67,830
01/01/2016 to 12/31/2016	$9.90535	$12.47326	66,575
01/01/2017 to 12/31/2017	$12.47326	$16.67208	78,532
01/01/2018 to 12/31/2018	$16.67208	$14.75544	48,913

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Short Mid-Cap
01/01/2009 to 12/31/2009	$10.24488	$6.52619	75,677
01/01/2010 to 12/31/2010	$6.52619	$4.77167	37,893
01/01/2011 to 12/31/2011	$4.77167	$4.31796	188,135
01/01/2012 to 12/31/2012	$4.31796	$3.45054	26,619
01/01/2013 to 12/31/2013	$3.45054	$2.45983	15,178
01/01/2014 to 12/31/2014	$2.45983	$2.12371	24,192
01/01/2015 to 12/31/2015	$2.12371	$2.05816	49,228
01/01/2016 to 12/31/2016	$2.05816	$1.61971	148,266
01/01/2017 to 12/31/2017	$1.61971	$1.35982	12,280
01/01/2018 to 12/31/2018	$1.35982	$1.48777	45,503
ProFund VP Short NASDAQ-100
01/01/2009 to 12/31/2009	$7.35286	$4.30205	493,379
01/01/2010 to 12/31/2010	$4.30205	$3.34308	493,220
01/01/2011 to 12/31/2011	$3.34308	$2.95100	486,540
01/01/2012 to 12/31/2012	$2.95100	$2.36279	315,374
01/01/2013 to 12/31/2013	$2.36279	$1.64460	227,563
01/01/2014 to 12/31/2014	$1.64460	$1.30729	221,471
01/01/2015 to 12/31/2015	$1.30729	$1.12079	444,706
01/01/2016 to 12/31/2016	$1.12079	$0.99393	404,277
01/01/2017 to 12/31/2017	$0.99393	$0.73255	224,573
01/01/2018 to 12/31/2018	$0.73255	$0.70128	209,695
ProFund VP Short Small-Cap
01/01/2009 to 12/31/2009	$10.01935	$6.68089	263,360
01/01/2010 to 12/31/2010	$6.68089	$4.68063	353,616
01/01/2011 to 12/31/2011	$4.68063	$4.19572	47,284
01/01/2012 to 12/31/2012	$4.19572	$3.35238	80,090
01/01/2013 to 12/31/2013	$3.35238	$2.27251	24,418
01/01/2014 to 12/31/2014	$2.27251	$2.03386	87,144
01/01/2015 to 12/31/2015	$2.03386	$1.98897	60,155
01/01/2016 to 12/31/2016	$1.98897	$1.53767	36,292
01/01/2017 to 12/31/2017	$1.53767	$1.30091	16,993
01/01/2018 to 12/31/2018	$1.30091	$1.41593	143,397
ProFund VP Small-Cap Growth
01/01/2009 to 12/31/2009	$9.14000	$11.37052	986,365
01/01/2010 to 12/31/2010	$11.37052	$14.09552	798,559
01/01/2011 to 12/31/2011	$14.09552	$14.07652	549,470
01/01/2012 to 12/31/2012	$14.07652	$15.61158	459,225
01/01/2013 to 12/31/2013	$15.61158	$21.61571	509,715
01/01/2014 to 12/31/2014	$21.61571	$21.77626	305,003
01/01/2015 to 12/31/2015	$21.77626	$21.72319	246,897
01/01/2016 to 12/31/2016	$21.72319	$25.75396	203,757
01/01/2017 to 12/31/2017	$25.75396	$28.68774	139,893
01/01/2018 to 12/31/2018	$28.68774	$26.65814	106,653
ProFund VP Small-Cap Value
01/01/2009 to 12/31/2009	$8.29234	$9.84448	437,044
01/01/2010 to 12/31/2010	$9.84448	$11.85207	452,669
01/01/2011 to 12/31/2011	$11.85207	$11.20707	452,298
01/01/2012 to 12/31/2012	$11.20707	$12.83519	301,394
01/01/2013 to 12/31/2013	$12.83519	$17.42360	229,804
01/01/2014 to 12/31/2014	$17.42360	$18.17846	175,286
01/01/2015 to 12/31/2015	$18.17846	$16.44019	118,922
01/01/2016 to 12/31/2016	$16.44019	$20.87537	145,258
01/01/2017 to 12/31/2017	$20.87537	$22.58294	101,519
01/01/2018 to 12/31/2018	$22.58294	$19.09991	108,946

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Technology
01/01/2009 to 12/31/2009	$3.21528	$5.11764	1,146,673
01/01/2010 to 12/31/2010	$5.11764	$5.58758	558,559
01/01/2011 to 12/31/2011	$5.58758	$5.43417	438,892
01/01/2012 to 12/31/2012	$5.43417	$5.91023	351,310
01/01/2013 to 12/31/2013	$5.91023	$7.29569	285,647
01/01/2014 to 12/31/2014	$7.29569	$8.49662	229,910
01/01/2015 to 12/31/2015	$8.49662	$8.57888	263,187
01/01/2016 to 12/31/2016	$8.57888	$9.50323	246,734
01/01/2017 to 12/31/2017	$9.50323	$12.66758	236,084
01/01/2018 to 12/31/2018	$12.66758	$12.20261	232,878
ProFund VP Telecommunications
01/01/2009 to 12/31/2009	$4.21647	$4.46180	400,342
01/01/2010 to 12/31/2010	$4.46180	$5.08947	324,805
01/01/2011 to 12/31/2011	$5.08947	$5.11203	179,037
01/01/2012 to 12/31/2012	$5.11203	$5.87296	168,246
01/01/2013 to 12/31/2013	$5.87296	$6.48963	103,745
01/01/2014 to 12/31/2014	$6.48963	$6.43497	84,708
01/01/2015 to 12/31/2015	$6.43497	$6.44143	61,881
01/01/2016 to 12/31/2016	$6.44143	$7.72698	132,673
01/01/2017 to 12/31/2017	$7.72698	$7.45734	62,128
01/01/2018 to 12/31/2018	$7.45734	$6.24185	54,917
ProFund VP U.S. Government Plus
01/01/2009 to 12/31/2009	$19.24303	$12.78484	730,640
01/01/2010 to 12/31/2010	$12.78484	$13.87943	547,926
01/01/2011 to 12/31/2011	$13.87943	$19.64106	463,943
01/01/2012 to 12/31/2012	$19.64106	$19.55408	302,800
01/01/2013 to 12/31/2013	$19.55408	$15.59525	196,008
01/01/2014 to 12/31/2014	$15.59525	$20.97283	215,068
01/01/2015 to 12/31/2015	$20.97283	$19.51259	205,939
01/01/2016 to 12/31/2016	$19.51259	$19.18100	143,935
01/01/2017 to 12/31/2017	$19.18100	$20.70758	90,603
01/01/2018 to 12/31/2018	$20.70758	$19.30891	99,674
ProFund VP UltraBull
01/01/2009 to 12/31/2009	$3.21703	$4.58789	1,167,943
01/01/2010 to 12/31/2010	$4.58789	$5.52642	674,676
01/01/2011 to 12/31/2011	$5.52642	$5.18608	703,711
01/01/2012 to 12/31/2012	$5.18608	$6.59191	433,163
01/01/2013 to 12/31/2013	$6.59191	$10.92279	438,877
01/01/2014 to 12/31/2014	$10.92279	$13.27270	362,615
01/01/2015 to 12/31/2015	$13.27270	$12.70956	254,644
01/01/2016 to 12/31/2016	$12.70956	$14.86314	256,564
01/01/2017 to 12/31/2017	$14.86314	$20.66725	230,313
01/01/2018 to 12/31/2018	$20.66725	$17.21665	186,965
ProFund VP UltraMid-Cap
01/01/2009 to 12/31/2009	$5.13107	$8.38745	753,068
01/01/2010 to 12/31/2010	$8.38745	$12.37851	497,190
01/01/2011 to 12/31/2011	$12.37851	$10.53961	346,093
01/01/2012 to 12/31/2012	$10.53961	$13.76824	289,162
01/01/2013 to 12/31/2013	$13.76824	$23.16168	222,686
01/01/2014 to 12/31/2014	$23.16168	$26.34124	248,155
01/01/2015 to 12/31/2015	$26.34124	$23.59630	220,263
01/01/2016 to 12/31/2016	$23.59630	$32.08770	214,142
01/01/2017 to 12/31/2017	$32.08770	$40.77052	118,805
01/01/2018 to 12/31/2018	$40.77052	$29.43561	69,670

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP UltraNASDAQ-100
01/01/2009 to 12/31/2009	$0.43893	$0.94936	15,444,310
01/01/2010 to 12/31/2010	$0.94936	$1.26579	11,463,831
01/01/2011 to 12/31/2011	$1.26579	$1.23318	8,801,458
01/01/2012 to 12/31/2012	$1.23318	$1.62619	7,106,264
01/01/2013 to 12/31/2013	$1.62619	$2.87085	5,839,205
01/01/2014 to 12/31/2014	$2.87085	$3.84513	4,192,861
01/01/2015 to 12/31/2015	$3.84513	$4.30699	3,600,780
01/01/2016 to 12/31/2016	$4.30699	$4.61307	2,571,753
01/01/2017 to 12/31/2017	$4.61307	$7.65691	2,257,574
01/01/2018 to 12/31/2018	$7.65691	$6.82195	1,903,509
ProFund VP UltraSmall-Cap
01/01/2009 to 12/31/2009	$4.19697	$5.80079	663,200
01/01/2010 to 12/31/2010	$5.80079	$8.49027	622,601
01/01/2011 to 12/31/2011	$8.49027	$6.79487	465,489
01/01/2012 to 12/31/2012	$6.79487	$8.67698	352,295
01/01/2013 to 12/31/2013	$8.67698	$15.96970	310,553
01/01/2014 to 12/31/2014	$15.96970	$16.59306	235,139
01/01/2015 to 12/31/2015	$16.59306	$14.23782	168,071
01/01/2016 to 12/31/2016	$14.23782	$19.59741	156,909
01/01/2017 to 12/31/2017	$19.59741	$24.19325	139,145
01/01/2018 to 12/31/2018	$24.19325	$17.42346	121,208
ProFund VP Utilities
01/01/2009 to 12/31/2009	$8.89627	$9.71332	693,690
01/01/2010 to 12/31/2010	$9.71332	$10.14721	559,918
01/01/2011 to 12/31/2011	$10.14721	$11.75730	613,840
01/01/2012 to 12/31/2012	$11.75730	$11.60869	391,285
01/01/2013 to 12/31/2013	$11.60869	$12.97004	324,139
01/01/2014 to 12/31/2014	$12.97004	$16.09872	380,357
01/01/2015 to 12/31/2015	$16.09872	$14.85695	265,822
01/01/2016 to 12/31/2016	$14.85695	$16.85807	241,042
01/01/2017 to 12/31/2017	$16.85807	$18.39135	220,481
01/01/2018 to 12/31/2018	$18.39135	$18.65545	206,123
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$12.34180	$14.94080	757,138
01/01/2011 to 12/31/2011	$14.94080	$12.84776	529,199
01/01/2012 to 12/31/2012	$12.84776	$14.40065	412,613
01/01/2013 to 12/31/2013	$14.40065	$17.03009	327,425
01/01/2014 to 12/31/2014	$17.03009	$15.90157	282,142
01/01/2015 to 12/31/2015	$15.90157	$16.03890	271,049
01/01/2016 to 12/31/2016	$16.03890	$16.32959	209,982
01/01/2017 to 12/31/2017	$16.32959	$20.10407	198,982
01/01/2018 to 12/31/2018	$20.10407	$16.47931	179,424
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$8.11206	$10.24241	932,979
01/01/2011 to 12/31/2011	$10.24241	$9.55821	795,585
01/01/2012 to 12/31/2012	$9.55821	$11.38028	775,472
01/01/2013 to 12/31/2013	$11.38028	$15.73369	659,475
01/01/2014 to 12/31/2014	$15.73369	$16.14756	556,109
01/01/2015 to 12/31/2015	$16.14756	$16.17955	506,361
01/01/2016 to 12/31/2016	$16.17955	$16.07593	423,400
01/01/2017 to 12/31/2017	$16.07593	$21.39200	373,484
01/01/2018 to 12/31/2018	$21.39200	$21.20034	322,384

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Wells Fargo VT Small Cap Growth Fund - Class 1
07/16/2010* to 12/31/2010	$9.59334	$12.26277	663,927
01/01/2011 to 12/31/2011	$12.26277	$11.56627	524,891
01/01/2012 to 12/31/2012	$11.56627	$12.32913	429,179
01/01/2013 to 12/31/2013	$12.32913	$18.30239	361,409
01/01/2014 to 12/31/2014	$18.30239	$17.74397	302,822
01/01/2015 to 12/31/2015	$17.74397	$17.03453	280,595
01/01/2016 to 12/31/2016	$17.03453	$18.15784	226,641
01/01/2017 to 12/31/2017	$18.15784	$22.58425	196,413
01/01/2018 to 12/31/2018	$22.58425	$22.59456	180,254
*Denotes the start date of these sub-accounts

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	AST Goldman Sachs Large-Cap Value Portfolio	AST T. Rowe Price Large-Cap Growth Portfolio	AST Government Money Market Portfolio	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Strategic Opportunities Portfolio
ASSETS
Investment in the portfolios, at fair value	$545,934,620	$519,985,547	$498,581,991	$106,002,129	$609,931,060
Net Assets	$545,934,620	$519,985,547	$498,581,991	$106,002,129	$609,931,060

NET ASSETS, representing:
Accumulation units	$542,503,829	$519,346,136	$498,455,061	$105,860,567	$609,879,732
Contracts in payout (annuitization) period	3,430,791	639,411	126,930	141,562	51,328
	$545,934,620	$519,985,547	$498,581,991	$106,002,129	$609,931,060

Units outstanding	23,440,988	15,214,913	43,994,532	2,630,202	32,036,351

Portfolio shares held	19,202,765	14,448,056	498,581,991	9,619,068	33,623,542
Portfolio net asset value per share	$28.43	$35.99	$1.00	$11.02	$18.14
Investment in portfolio shares, at cost	$450,486,223	$335,384,523	$498,581,991	$94,619,369	$483,342,547

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Goldman Sachs Large-Cap Value Portfolio	AST T. Rowe Price Large-Cap Growth Portfolio	AST Government Money Market Portfolio	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Strategic Opportunities Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$—	$6,175,113	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	9,941,249	9,153,070	6,263,605	1,783,081	11,604,032

NET INVESTMENT INCOME (LOSS)	(9,941,249)	(9,153,070)	(88,492)	(1,783,081)	(11,604,032)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	73,651,963	92,140,211	—	11,958,275	64,957,270
Net change in unrealized appreciation (depreciation) on investments	(125,443,742)	(64,731,376)	—	(17,874,279)	(102,459,937)
NET GAIN (LOSS) ON INVESTMENTS	(51,791,779)	27,408,835	—	(5,916,004)	(37,502,667)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(61,733,028)	$18,255,765	$(88,492)	$(7,699,085)	$(49,106,699)

The accompanying notes are an integral part of these financial statements.
A1

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	AST T. Rowe Price Large-Cap Value Portfolio	AST High Yield Portfolio	AST Small-Cap Growth Opportunities Portfolio	AST WEDGE Capital Mid-Cap Value Portfolio	AST Small-Cap Value Portfolio
ASSETS
Investment in the portfolios, at fair value	$75,127,197	$138,110,576	$189,953,342	$58,212,757	$192,078,806
Net Assets	$75,127,197	$138,110,576	$189,953,342	$58,212,757	$192,078,806

NET ASSETS, representing:
Accumulation units	$74,723,742	$136,857,559	$189,444,339	$57,750,497	$190,901,804
Contracts in payout (annuitization) period	403,455	1,253,017	509,003	462,260	1,177,002
	$75,127,197	$138,110,576	$189,953,342	$58,212,757	$192,078,806

Units outstanding	4,141,894	5,738,345	7,440,692	2,380,395	5,927,655

Portfolio shares held	5,495,772	13,992,966	10,743,967	2,705,054	8,087,529
Portfolio net asset value per share	$13.67	$9.87	$17.68	$21.52	$23.75
Investment in portfolio shares, at cost	$66,837,858	$135,429,972	$131,521,270	$54,178,880	$143,037,781

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST T. Rowe Price Large-Cap Value Portfolio	AST High Yield Portfolio	AST Small-Cap Growth Opportunities Portfolio	AST WEDGE Capital Mid-Cap Value Portfolio	AST Small-Cap Value Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	1,268,246	2,413,309	3,617,296	1,136,085	3,663,030
NET INVESTMENT INCOME (LOSS)	(1,268,246)	(2,413,309)	(3,617,296)	(1,136,085)	(3,663,030)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	7,953,824	19,090,517	29,925,629	6,975,849	31,206,892
Net change in unrealized appreciation (depreciation) on investments	(16,276,934)	(22,008,237)	(50,859,888)	(19,411,583)	(70,741,907)
NET GAIN (LOSS) ON INVESTMENTS	(8,323,110)	(2,917,720)	(20,934,259)	(12,435,734)	(39,535,015)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(9,591,356)	$(5,331,029)	$(24,551,555)	$(13,571,819)	$(43,198,045)

The accompanying notes are an integral part of these financial statements.
A2

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	AST Goldman Sachs Mid-Cap Growth Portfolio	AST Goldman Sachs Small-Cap Value Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio	AST Lord Abbett Core Fixed Income Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio
ASSETS
Investment in the portfolios, at fair value	$385,252,758	$139,768,235	$214,521,108	$—	$765,762,651
Net Assets	$385,252,758	$139,768,235	$214,521,108	$—	$765,762,651

NET ASSETS, representing:
Accumulation units	$384,307,301	$139,338,400	$213,349,075	$—	$762,036,125
Contracts in payout (annuitization) period	945,457	429,835	1,172,033	—	3,726,526
	$385,252,758	$139,768,235	$214,521,108	$—	$765,762,651

Units outstanding	26,547,342	3,453,316	9,571,637	—	23,113,213

Portfolio shares held	42,710,949	6,848,027	8,399,417	—	15,779,160
Portfolio net asset value per share	$9.02	$20.41	$25.54	$—	$48.53
Investment in portfolio shares, at cost	$317,507,421	$119,936,041	$165,919,852	$—	$444,970,387

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Goldman Sachs Mid-Cap Growth Portfolio	AST Goldman Sachs Small-Cap Value Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio	AST Lord Abbett Core Fixed Income Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	9/14/2018**	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	6,765,372	2,664,267	4,184,449	2,526,759	13,629,011

NET INVESTMENT INCOME (LOSS)	(6,765,372)	(2,664,267)	(4,184,449)	(2,526,759)	(13,629,011)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	26,316,699	20,497,391	27,813,136	12,881,379	129,916,419
Net change in unrealized appreciation (depreciation) on investments	(41,899,804)	(44,466,584)	(64,592,067)	(17,142,064)	(144,328,594)
NET GAIN (LOSS) ON INVESTMENTS	(15,583,105)	(23,969,193)	(36,778,931)	(4,260,685)	(14,412,175)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(22,348,477)	$(26,633,460)	$(40,963,380)	$(6,787,444)	$(28,041,186)

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A3

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	AST MFS Growth Portfolio	AST Neuberger Berman/LSV Mid-Cap Value Portfolio	AST Small-Cap Growth Portfolio	AST BlackRock Low Duration Bond Portfolio	AST BlackRock/Loomis Sayles Bond Portfolio
ASSETS
Investment in the portfolios, at fair value	$195,746,079	$267,239,051	$126,575,393	$272,436,858	$972,143,309
Net Assets	$195,746,079	$267,239,051	$126,575,393	$272,436,858	$972,143,309

NET ASSETS, representing:
Accumulation units	$195,276,119	$265,973,619	$126,397,191	$271,183,599	$965,713,871
Contracts in payout (annuitization) period	469,960	1,265,432	178,202	1,253,259	6,429,438
	$195,746,079	$267,239,051	$126,575,393	$272,436,858	$972,143,309

Units outstanding	9,276,588	6,355,547	4,256,072	19,133,021	53,190,610

Portfolio shares held	8,082,002	9,161,435	3,104,621	25,179,007	71,744,894
Portfolio net asset value per share	$24.22	$29.17	$40.77	$10.82	$13.55
Investment in portfolio shares, at cost	$110,454,870	$189,206,014	$105,612,711	$264,972,404	$896,838,338

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST MFS Growth Portfolio	AST Neuberger Berman/LSV Mid-Cap Value Portfolio	AST Small-Cap Growth Portfolio	AST BlackRock Low Duration Bond Portfolio	AST BlackRock/Loomis Sayles Bond Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	3,369,753	4,902,021	2,350,132	4,409,598	16,460,735

NET INVESTMENT INCOME (LOSS)	(3,369,753)	(4,902,021)	(2,350,132)	(4,409,598)	(16,460,735)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	31,481,574	40,329,269	16,454,626	1,205,790	34,488,487
Net change in unrealized appreciation (depreciation) on investments	(24,634,289)	(94,504,349)	(28,310,298)	881,874	(44,706,137)
NET GAIN (LOSS) ON INVESTMENTS	6,847,285	(54,175,080)	(11,855,672)	2,087,664	(10,217,650)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$3,477,532	$(59,077,101)	$(14,205,804)	$(2,321,934)	$(26,678,385)

The accompanying notes are an integral part of these financial statements.
A4

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	AST QMA US Equity Alpha Portfolio	AST T. Rowe Price Natural Resources Portfolio	AST T. Rowe Price Asset Allocation Portfolio	AST International Value Portfolio	AST MFS Global Equity Portfolio
ASSETS
Investment in the portfolios, at fair value	$147,400,730	$87,936,570	$2,051,355,528	$96,766,024	$173,269,099
Net Assets	$147,400,730	$87,936,570	$2,051,355,528	$96,766,024	$173,269,099

NET ASSETS, representing:
Accumulation units	$146,003,114	$87,892,758	$2,051,325,922	$96,500,319	$172,412,553
Contracts in payout (annuitization) period	1,397,616	43,812	29,606	265,705	856,546
	$147,400,730	$87,936,570	$2,051,355,528	$96,766,024	$173,269,099

Units outstanding	5,574,956	3,167,075	84,099,435	6,035,787	6,421,790

Portfolio shares held	5,256,802	4,563,392	73,976,038	5,411,970	9,335,620
Portfolio net asset value per share	$28.04	$19.27	$27.73	$17.88	$18.56
Investment in portfolio shares, at cost	$113,535,422	$87,392,626	$1,571,971,269	$90,376,969	$150,386,660

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST QMA US Equity Alpha Portfolio	AST T. Rowe Price Natural Resources Portfolio	AST T. Rowe Price Asset Allocation Portfolio	AST International Value Portfolio	AST MFS Global Equity Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	2,588,466	1,747,737	36,670,639	1,870,427	3,217,693

NET INVESTMENT INCOME (LOSS)	(2,588,466)	(1,747,737)	(36,670,639)	(1,870,427)	(3,217,693)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	25,906,422	165,605	192,996,567	7,262,976	17,555,076
Net change in unrealized appreciation (depreciation) on investments	(39,296,197)	(19,743,731)	(313,405,739)	(27,331,741)	(37,559,513)
NET GAIN (LOSS) ON INVESTMENTS	(13,389,775)	(19,578,126)	(120,409,172)	(20,068,765)	(20,004,437)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(15,978,241)	$(21,325,863)	$(157,079,811)	$(21,939,192)	$(23,222,130)

The accompanying notes are an integral part of these financial statements.
A5

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	AST J.P. Morgan International Equity Portfolio	AST Templeton Global Bond Portfolio	AST International Growth Portfolio	AST Wellington Management Hedged Equity Portfolio	AST Capital Growth Asset Allocation Portfolio
ASSETS
Investment in the portfolios, at fair value	$133,178,676	$117,093,205	$282,892,909	$262,215,381	$3,713,436,579
Net Assets	$133,178,676	$117,093,205	$282,892,909	$262,215,381	$3,713,436,579

NET ASSETS, representing:
Accumulation units	$132,381,026	$116,470,957	$282,412,797	$262,215,381	$3,713,436,579
Contracts in payout (annuitization) period	797,650	622,248	480,112	—	—
	$133,178,676	$117,093,205	$282,892,909	$262,215,381	$3,713,436,579

Units outstanding	6,220,443	7,411,585	12,754,247	18,683,451	225,445,464

Portfolio shares held	5,239,130	10,436,115	18,204,177	18,146,393	208,620,033
Portfolio net asset value per share	$25.42	$11.22	$15.54	$14.45	$17.80
Investment in portfolio shares, at cost	$128,553,953	$112,017,365	$227,748,300	$230,576,391	$2,538,848,824

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST J.P. Morgan International Equity Portfolio	AST Templeton Global Bond Portfolio	AST International Growth Portfolio	AST Wellington Management Hedged Equity Portfolio	AST Capital Growth Asset Allocation Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	2,397,360	1,983,891	5,261,679	4,865,483	69,870,755

NET INVESTMENT INCOME (LOSS)	(2,397,360)	(1,983,891)	(5,261,679)	(4,865,483)	(69,870,755)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	11,395,647	(100,577)	25,235,146	24,834,293	381,689,171
Net change in unrealized appreciation (depreciation) on investments	(42,397,379)	2,783,429	(70,493,360)	(39,165,859)	(633,311,295)
NET GAIN (LOSS) ON INVESTMENTS	(31,001,732)	2,682,852	(45,258,214)	(14,331,566)	(251,622,124)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(33,399,092)	$698,961	$(50,519,893)	$(19,197,049)	$(321,492,879)

The accompanying notes are an integral part of these financial statements.
A6

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST RCM World Trends Portfolio	AST J.P. Morgan Global Thematic Portfolio
ASSETS
Investment in the portfolios, at fair value	$1,375,824,005	$2,168,911,272	$1,452,551,436	$564,128,952	$475,317,335
Net Assets	$1,375,824,005	$2,168,911,272	$1,452,551,436	$564,128,952	$475,317,335

NET ASSETS, representing:
Accumulation units	$1,375,130,561	$2,168,911,272	$1,452,551,436	$564,128,952	$475,317,335
Contracts in payout (annuitization) period	693,444	—	—	—	—
	$1,375,824,005	$2,168,911,272	$1,452,551,436	$564,128,952	$475,317,335

Units outstanding	108,320,866	134,639,676	96,607,153	45,094,996	34,094,571

Portfolio shares held	99,051,404	126,467,130	92,284,081	41,725,514	31,519,717
Portfolio net asset value per share	$13.89	$17.15	$15.74	$13.52	$15.08
Investment in portfolio shares, at cost	$1,163,213,080	$1,482,895,665	$1,145,292,232	$477,764,276	$380,475,133

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST RCM World Trends Portfolio	AST J.P. Morgan Global Thematic Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	28,225,272	38,979,173	26,404,660	10,993,385	8,995,396

NET INVESTMENT INCOME (LOSS)	(28,225,272)	(38,979,173)	(26,404,660)	(10,993,385)	(8,995,396)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	163,872,385	177,668,190	106,108,770	67,474,188	52,388,379
Net change in unrealized appreciation (depreciation) on investments	(303,683,616)	(290,822,119)	(149,740,585)	(123,696,150)	(95,020,757)
NET GAIN (LOSS) ON INVESTMENTS	(139,811,231)	(113,153,929)	(43,631,815)	(56,221,962)	(42,632,378)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(168,036,503)	$(152,133,102)	$(70,036,475)	$(67,215,347)	$(51,627,774)

The accompanying notes are an integral part of these financial statements.
A7

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	AST Goldman Sachs Multi-Asset Portfolio	AST Western Asset Core Plus Bond Portfolio	Davis Value Portfolio	Columbia Variable Portfolio - Asset Allocation Fund (Class 1)	Columbia Variable Portfolio - Small Company Growth Fund (Class 1)
ASSETS
Investment in the portfolios, at fair value	$435,237,601	$590,428,742	$778,466	$2,818,961	$369,048
Net Assets	$435,237,601	$590,428,742	$778,466	$2,818,961	$369,048

NET ASSETS, representing:
Accumulation units	$435,237,601	$589,038,742	$778,466	$2,818,961	$369,048
Contracts in payout (annuitization) period	—	1,390,000	—	—	—
	$435,237,601	$590,428,742	$778,466	$2,818,961	$369,048

Units outstanding	34,687,105	45,511,006	42,981	112,949	9,724

Portfolio shares held	33,047,654	47,158,845	112,985	199,926	23,596
Portfolio net asset value per share	$13.17	$12.52	$6.89	$14.10	$15.64
Investment in portfolio shares, at cost	$378,801,167	$566,567,055	$1,115,836	$2,610,142	$331,281

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Goldman Sachs Multi-Asset Portfolio	AST Western Asset Core Plus Bond Portfolio	Davis Value Portfolio	Columbia Variable Portfolio - Asset Allocation Fund (Class 1)	Columbia Variable Portfolio - Small Company Growth Fund (Class 1)
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$—	$7,941	$46,439	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	8,620,525	7,991,715	13,656	32,363	4,372

NET INVESTMENT INCOME (LOSS)	(8,620,525)	(7,991,715)	(5,715)	14,076	(4,372)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	159,693	229,960	63,039
Net realized gain (loss) on shares redeemed	48,453,163	24,813,752	(9,194)	160,512	34,913
Net change in unrealized appreciation (depreciation) on investments	(88,120,889)	(35,797,394)	(279,926)	(567,249)	(99,284)
NET GAIN (LOSS) ON INVESTMENTS	(39,667,726)	(10,983,642)	(129,427)	(176,777)	(1,332)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(48,288,251)	$(18,975,357)	$(135,142)	$(162,701)	$(5,704)

The accompanying notes are an integral part of these financial statements.
A8

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	Prudential SP International Growth Portfolio (Class I)	ProFund VP Asia 30	ProFund VP Banks	ProFund VP Bear	ProFund VP Biotechnology
ASSETS
Investment in the portfolios, at fair value	$4,355,165	$6,059,817	$3,870,345	$2,620,109	$8,063,286
Net Assets	$4,355,165	$6,059,817	$3,870,345	$2,620,109	$8,063,286

NET ASSETS, representing:
Accumulation units	$4,196,977	$6,059,817	$3,870,345	$2,619,881	$8,063,286
Contracts in payout (annuitization) period	158,188	—	—	228	—
	$4,355,165	$6,059,817	$3,870,345	$2,620,109	$8,063,286

Units outstanding	277,363	285,038	473,641	1,452,405	278,810

Portfolio shares held	621,279	122,818	181,621	76,166	122,822
Portfolio net asset value per share	$7.01	$49.34	$21.31	$34.40	$65.65
Investment in portfolio shares, at cost	$4,373,534	$6,940,082	$4,655,046	$2,508,327	$8,790,473

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	Prudential SP International Growth Portfolio (Class I)	ProFund VP Asia 30	ProFund VP Banks	ProFund VP Bear	ProFund VP Biotechnology
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$40,770	$25,213	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	71,595	113,972	80,667	33,426	123,238

NET INVESTMENT INCOME (LOSS)	(71,595)	(73,202)	(55,454)	(33,426)	(123,238)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	449,194	667,472	316,755	(361,702)	266,081
Net change in unrealized appreciation (depreciation) on investments	(1,086,758)	(2,208,828)	(1,424,606)	350,137	(902,823)
NET GAIN (LOSS) ON INVESTMENTS	(637,564)	(1,541,356)	(1,107,851)	(11,565)	(636,742)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(709,159)	$(1,614,558)	$(1,163,305)	$(44,991)	$(759,980)

The accompanying notes are an integral part of these financial statements.
A9

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	ProFund VP Basic Materials	ProFund VP UltraBull	ProFund VP Bull	ProFund VP Consumer Services	ProFund VP Consumer Goods
ASSETS
Investment in the portfolios, at fair value	$5,043,667	$7,001,617	$26,473,578	$8,584,278	$6,051,030
Net Assets	$5,043,667	$7,001,617	$26,473,578	$8,584,278	$6,051,030

NET ASSETS, representing:
Accumulation units	$5,043,667	$7,001,617	$26,473,578	$8,584,278	$6,036,596
Contracts in payout (annuitization) period	—	—	—	—	14,434
	$5,043,667	$7,001,617	$26,473,578	$8,584,278	$6,051,030

Units outstanding	270,450	361,169	1,380,797	376,238	306,275

Portfolio shares held	88,579	689,815	623,495	123,426	131,088
Portfolio net asset value per share	$56.94	$10.15	$42.46	$69.55	$46.16
Investment in portfolio shares, at cost	$5,881,003	$8,073,306	$28,037,247	$9,238,643	$7,606,846

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	ProFund VP Basic Materials	ProFund VP UltraBull	ProFund VP Bull	ProFund VP Consumer Services	ProFund VP Consumer Goods
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$26,656	$—	$—	$—	$97,329

EXPENSES
Charges for mortality and expense risk,
and for administration	93,022	123,332	307,615	156,284	115,074

NET INVESTMENT INCOME (LOSS)	(66,366)	(123,332)	(307,615)	(156,284)	(17,745)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	1,776,244	2,035,959	511,357	1,393,732
Net realized gain (loss) on shares redeemed	693,831	(2,474,575)	(2,081,801)	1,458,105	(240,884)
Net change in unrealized appreciation (depreciation) on investments	(2,015,821)	(1,165,484)	(1,909,970)	(2,092,213)	(2,488,462)
NET GAIN (LOSS) ON INVESTMENTS	(1,321,990)	(1,863,815)	(1,955,812)	(122,751)	(1,335,614)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(1,388,356)	$(1,987,147)	$(2,263,427)	$(279,035)	$(1,353,359)

The accompanying notes are an integral part of these financial statements.
A10

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	ProFund VP Oil & Gas	ProFund VP Europe 30	ProFund VP Financials	ProFund VP U.S. Government Plus	ProFund VP Health Care
ASSETS
Investment in the portfolios, at fair value	$8,591,524	$7,126,615	$12,094,437	$6,104,739	$28,459,422
Net Assets	$8,591,524	$7,126,615	$12,094,437	$6,104,739	$28,459,422

NET ASSETS, representing:
Accumulation units	$8,568,709	$7,124,090	$12,094,437	$6,104,739	$28,425,102
Contracts in payout (annuitization) period	22,815	2,525	—	—	34,320
	$8,591,524	$7,126,615	$12,094,437	$6,104,739	$28,459,422

Units outstanding	528,637	624,754	1,024,018	316,265	1,182,881

Portfolio shares held	296,362	346,794	323,467	263,590	396,260
Portfolio net asset value per share	$28.99	$20.55	$37.39	$23.16	$71.82
Investment in portfolio shares, at cost	$10,548,109	$7,989,297	$12,314,086	$5,688,170	$27,812,774

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	ProFund VP Oil & Gas	ProFund VP Europe 30	ProFund VP Financials	ProFund VP U.S. Government Plus	ProFund VP Health Care
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$214,194	$329,154	$65,866	$70,824	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	154,392	143,001	256,130	101,903	436,573

NET INVESTMENT INCOME (LOSS)	59,802	186,153	(190,264)	(31,079)	(436,573)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	1,739,053
Net realized gain (loss) on shares redeemed	9,903	(580,596)	2,197,257	(899,262)	537,849
Net change in unrealized appreciation (depreciation) on investments	(2,406,679)	(1,008,049)	(3,841,880)	280,987	(1,195,493)
NET GAIN (LOSS) ON INVESTMENTS	(2,396,776)	(1,588,645)	(1,644,623)	(618,275)	1,081,409

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(2,336,974)	$(1,402,492)	$(1,834,887)	$(649,354)	$644,836
The accompanying notes are an integral part of these financial statements.
A11

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	Access VP High Yield Fund	ProFund VP Industrials	ProFund VP Internet	ProFund VP Japan	ProFund VP Precious Metals
ASSETS
Investment in the portfolios, at fair value	$5,446,037	$5,748,973	$6,815,478	$4,458,044	$8,148,848
Net Assets	$5,446,037	$5,748,973	$6,815,478	$4,458,044	$8,148,848

NET ASSETS, representing:
Accumulation units	$5,446,037	$5,748,973	$6,815,478	$4,458,044	$8,137,233
Contracts in payout (annuitization) period	—	—	—	—	11,615
	$5,446,037	$5,748,973	$6,815,478	$4,458,044	$8,148,848

Units outstanding	267,684	255,352	90,695	370,030	1,250,238

Portfolio shares held	203,666	79,078	60,749	97,019	476,820
Portfolio net asset value per share	$26.74	$72.70	$112.19	$45.95	$17.09
Investment in portfolio shares, at cost	$5,576,883	$6,318,066	$8,157,094	$4,930,001	$7,510,459

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	Access VP High Yield Fund	ProFund VP Industrials	ProFund VP Internet	ProFund VP Japan	ProFund VP Precious Metals
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$202,179	$10,892	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	89,485	143,680	111,425	72,476	113,809

NET INVESTMENT INCOME (LOSS)	112,694	(132,788)	(111,425)	(72,476)	(113,809)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	165,471	—	446,743	—	—
Net realized gain (loss) on shares redeemed	(638,827)	1,313,684	2,784,522	804,519	(1,969,370)
Net change in unrealized appreciation (depreciation) on investments	182,373	(2,322,943)	(2,768,941)	(1,494,311)	637,285
NET GAIN (LOSS) ON INVESTMENTS	(290,983)	(1,009,259)	462,324	(689,792)	(1,332,085)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(178,289)	$(1,142,047)	$350,899	$(762,268)	$(1,445,894)

The accompanying notes are an integral part of these financial statements.
A12

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value	ProFund VP Pharmaceuticals	ProFund VP Real Estate	ProFund VP Rising Rates Opportunity
ASSETS
Investment in the portfolios, at fair value	$13,303,222	$9,538,293	$3,049,270	$6,362,578	$2,805,890
Net Assets	$13,303,222	$9,538,293	$3,049,270	$6,362,578	$2,805,890

NET ASSETS, representing:
Accumulation units	$13,303,222	$9,517,953	$3,049,270	$6,362,578	$2,805,890
Contracts in payout (annuitization) period	—	20,340	—	—	—
	$13,303,222	$9,538,293	$3,049,270	$6,362,578	$2,805,890

Units outstanding	570,539	425,578	198,919	256,023	1,810,162

Portfolio shares held	345,449	270,590	87,497	116,723	57,782
Portfolio net asset value per share	$38.51	$35.25	$34.85	$54.51	$48.56
Investment in portfolio shares, at cost	$15,548,209	$11,059,455	$3,457,446	$7,062,811	$3,054,655

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value	ProFund VP Pharmaceuticals	ProFund VP Real Estate	ProFund VP Rising Rates Opportunity
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$13,787	$37,616	$144,450	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	268,313	181,501	46,318	87,166	56,244

NET INVESTMENT INCOME (LOSS)	(268,313)	(167,714)	(8,702)	57,284	(56,244)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	1,672,018	1,733,254	82,446	767,716	—
Net realized gain (loss) on shares redeemed	(88,609)	(1,127,562)	205,831	(677,275)	252,953
Net change in unrealized appreciation (depreciation) on investments	(3,555,662)	(2,111,503)	(521,652)	(686,736)	(240,354)
NET GAIN (LOSS) ON INVESTMENTS	(1,972,253)	(1,505,811)	(233,375)	(596,295)	12,599

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(2,240,566)	$(1,673,525)	$(242,077)	$(539,011)	$(43,645)

The accompanying notes are an integral part of these financial statements.
A13

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	ProFund VP NASDAQ-100	ProFund VP Semiconductor	ProFund VP Small-Cap Growth	ProFund VP Short Mid-Cap	ProFund VP Short NASDAQ-100
ASSETS
Investment in the portfolios, at fair value	$17,927,418	$1,783,874	$13,035,993	$415,155	$656,187
Net Assets	$17,927,418	$1,783,874	$13,035,993	$415,155	$656,187

NET ASSETS, representing:
Accumulation units	$17,855,440	$1,783,874	$13,035,993	$415,155	$656,187
Contracts in payout (annuitization) period	71,978	—	—	—	—
	$17,927,418	$1,783,874	$13,035,993	$415,155	$656,187

Units outstanding	914,623	115,508	466,779	280,605	917,343

Portfolio shares held	470,659	40,214	377,308	11,761	59,116
Portfolio net asset value per share	$38.09	$44.36	$34.55	$35.30	$11.10
Investment in portfolio shares, at cost	$18,870,858	$2,080,944	$15,497,966	$428,066	$674,541

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	ProFund VP NASDAQ-100	ProFund VP Semiconductor	ProFund VP Small-Cap Growth	ProFund VP Short Mid-Cap	ProFund VP Short NASDAQ-100
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	303,207	42,850	264,222	1,655	10,773

NET INVESTMENT INCOME (LOSS)	(303,207)	(42,850)	(264,222)	(1,655)	(10,773)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	2,072,859	305,256	1,350,027	13,454	—
Net realized gain (loss) on shares redeemed	(1,148,501)	43,337	893,634	(6,362)	27,368
Net change in unrealized appreciation (depreciation) on investments	(1,003,194)	(652,132)	(3,171,928)	(5,928)	29,609
NET GAIN (LOSS) ON INVESTMENTS	(78,836)	(303,539)	(928,267)	1,164	56,977

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(382,043)	$(346,389)	$(1,192,489)	$(491)	$46,204

The accompanying notes are an integral part of these financial statements.
A14

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	ProFund VP Short Small-Cap	ProFund VP Small-Cap Value	ProFund VP Technology	ProFund VP Telecommu-nications	ProFund VP UltraMid-Cap
ASSETS
Investment in the portfolios, at fair value	$1,340,564	$8,534,136	$6,371,175	$3,097,189	$8,245,466
Net Assets	$1,340,564	$8,534,136	$6,371,175	$3,097,189	$8,245,466

NET ASSETS, representing:
Accumulation units	$1,340,564	$8,534,136	$6,363,266	$3,097,189	$8,241,364
Contracts in payout (annuitization) period	—	—	7,909	—	4,102
	$1,340,564	$8,534,136	$6,371,175	$3,097,189	$8,245,466

Units outstanding	964,848	417,169	458,248	351,652	246,839

Portfolio shares held	93,484	214,912	158,961	108,979	198,113
Portfolio net asset value per share	$14.34	$39.71	$40.08	$28.42	$41.62
Investment in portfolio shares, at cost	$1,324,853	$10,630,805	$6,567,608	$3,436,860	$8,415,174

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	ProFund VP Short Small-Cap	ProFund VP Small-Cap Value	ProFund VP Technology	ProFund VP Telecommu-nications	ProFund VP UltraMid-Cap
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$—	$—	$225,079	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	5,139	171,750	95,448	57,071	187,372

NET INVESTMENT INCOME (LOSS)	(5,139)	(171,750)	(95,448)	168,008	(187,372)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	998,978	205,893	—	3,950,162
Net realized gain (loss) on shares redeemed	70,150	716,971	1,107,642	(904,781)	(7,165,040)
Net change in unrealized appreciation (depreciation) on investments	14,091	(3,264,493)	(1,471,088)	28,483	(366,007)
NET GAIN (LOSS) ON INVESTMENTS	84,241	(1,548,544)	(157,553)	(876,298)	(3,580,885)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$79,102	$(1,720,294)	$(253,001)	$(708,290)	$(3,768,257)

The accompanying notes are an integral part of these financial statements.
A15

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	ProFund VP UltraNASDAQ-100	ProFund VP UltraSmall-Cap	ProFund VP Utilities	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value
ASSETS
Investment in the portfolios, at fair value	$41,335,083	$4,992,626	$17,117,866	$14,843,860	$10,821,524
Net Assets	$41,335,083	$4,992,626	$17,117,866	$14,843,860	$10,821,524

NET ASSETS, representing:
Accumulation units	$41,335,083	$4,992,626	$17,117,866	$14,799,815	$10,821,524
Contracts in payout (annuitization) period	—	—	—	44,045	—
	$41,335,083	$4,992,626	$17,117,866	$14,843,860	$10,821,524

Units outstanding	4,640,368	258,488	774,003	671,885	698,198

Portfolio shares held	607,779	310,101	386,146	228,297	261,896
Portfolio net asset value per share	$68.01	$16.10	$44.33	$65.02	$41.32
Investment in portfolio shares, at cost	$47,218,441	$6,780,973	$17,396,401	$16,365,420	$11,683,113

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	ProFund VP UltraNASDAQ-100	ProFund VP UltraSmall-Cap	ProFund VP Utilities	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$—	$355,396	$—	$120,055

EXPENSES
Charges for mortality and expense risk,
and for administration	655,169	101,111	242,160	274,566	185,916

NET INVESTMENT INCOME (LOSS)	(655,169)	(101,111)	113,236	(274,566)	(65,861)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	20,812,345	2,310,273	535,728	919,767	—
Net realized gain (loss) on shares redeemed	(9,159,047)	(1,922,177)	(279,010)	2,709,654	1,203,240
Net change in unrealized appreciation (depreciation) on investments	(16,672,487)	(2,067,439)	(474,846)	(3,704,980)	(2,813,540)
NET GAIN (LOSS) ON INVESTMENTS	(5,019,189)	(1,679,343)	(218,128)	(75,559)	(1,610,300)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(5,674,358)	$(1,780,454)	$(104,892)	$(350,125)	$(1,676,161)

The accompanying notes are an integral part of these financial statements.
A16

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	Rydex VT Nova Fund	Rydex VT NASDAQ-100® Fund	Rydex VT Inverse S&P 500® Strategy Fund	Invesco V.I. Health Care Fund (Series I)	Invesco V.I. Technology Fund (Series I)
ASSETS
Investment in the portfolios, at fair value	$1,059,198	$7,581,815	$19,304	$23,876,310	$18,307,846
Net Assets	$1,059,198	$7,581,815	$19,304	$23,876,310	$18,307,846

NET ASSETS, representing:
Accumulation units	$1,059,198	$7,581,815	$19,304	$23,843,824	$18,304,702
Contracts in payout (annuitization) period	—	—	—	32,486	3,144
	$1,059,198	$7,581,815	$19,304	$23,876,310	$18,307,846

Units outstanding	75,896	405,345	9,159	842,591	1,500,542

Portfolio shares held	11,203	207,380	267	1,019,919	835,212
Portfolio net asset value per share	$94.55	$36.56	$72.36	$23.41	$21.92
Investment in portfolio shares, at cost	$470,847	$5,002,791	$39,790	$31,425,182	$16,670,294

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	Rydex VT Nova Fund	Rydex VT NASDAQ-100® Fund	Rydex VT Inverse S&P 500® Strategy Fund	Invesco V.I. Health Care Fund (Series I)	Invesco V.I. Technology Fund (Series I)
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$2,473	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	18,719	127,323	265	357,520	309,306

NET INVESTMENT INCOME (LOSS)	(16,246)	(127,323)	(265)	(357,520)	(309,306)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	90,944	361,228	—	3,472,633	1,028,846
Net realized gain (loss) on shares redeemed	127,698	568,843	(6,200)	(1,335,737)	1,492,053
Net change in unrealized appreciation (depreciation) on investments	(337,020)	(966,550)	6,994	(1,795,614)	(2,361,966)
NET GAIN (LOSS) ON INVESTMENTS	(118,378)	(36,479)	794	341,282	158,933

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(134,624)	$(163,802)	$529	$(16,238)	$(150,373)

The accompanying notes are an integral part of these financial statements.
A17

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	Wells Fargo VT Index Asset Allocation Fund (Class 2)	Wells Fargo VT International Equity Fund (Class 2)	Wells Fargo VT Small Cap Growth Fund (Class 2)	AST Fidelity Institutional AM℠ Quantitative Portfolio	AST Prudential Growth Allocation Portfolio
ASSETS
Investment in the portfolios, at fair value	$16,724,809	$224,853	$1,137,393	$810,388,109	$3,445,068,349
Net Assets	$16,724,809	$224,853	$1,137,393	$810,388,109	$3,445,068,349

NET ASSETS, representing:
Accumulation units	$16,724,809	$224,853	$1,137,393	$810,388,109	$3,444,642,330
Contracts in payout (annuitization) period	—	—	—	—	426,019
	$16,724,809	$224,853	$1,137,393	$810,388,109	$3,445,068,349

Units outstanding	380,185	25,346	45,120	61,719,373	244,175,825

Portfolio shares held	907,970	77,804	121,128	59,152,417	224,727,224
Portfolio net asset value per share	$18.42	$2.89	$9.39	$13.70	$15.33
Investment in portfolio shares, at cost	$12,195,402	$331,726	$1,124,769	$641,972,954	$3,177,280,233

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	Wells Fargo VT Index Asset Allocation Fund (Class 2)	Wells Fargo VT International Equity Fund (Class 2)	Wells Fargo VT Small Cap Growth Fund (Class 2)	AST Fidelity Institutional AM℠ Quantitative Portfolio	AST Prudential Growth Allocation Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$187,616	$32,804	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	275,742	4,134	19,691	16,164,149	66,816,413

NET INVESTMENT INCOME (LOSS)	(88,126)	28,670	(19,691)	(16,164,149)	(66,816,413)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	1,233,640	67,677	133,888	—	—
Net realized gain (loss) on shares redeemed	1,198,310	(14,839)	84,634	92,109,236	298,067,278
Net change in unrealized appreciation (depreciation) on investments	(3,084,859)	(134,555)	(187,316)	(167,947,054)	(612,799,825)
NET GAIN (LOSS) ON INVESTMENTS	(652,909)	(81,717)	31,206	(75,837,818)	(314,732,547)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(741,035)	$(53,047)	$11,515	$(92,001,967)	$(381,548,960)

The accompanying notes are an integral part of these financial statements.
A18

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	AST Advanced Strategies Portfolio	AST Investment Grade Bond Portfolio	AST Bond Portfolio 2018	AST Bond Portfolio 2019	AST Global Real Estate Portfolio
ASSETS
Investment in the portfolios, at fair value	$1,378,346,423	$3,164,431,741	$—	$76,753,992	$25,059,001
Net Assets	$1,378,346,423	$3,164,431,741	$—	$76,753,992	$25,059,001

NET ASSETS, representing:
Accumulation units	$1,378,346,423	$3,164,431,741	$—	$76,753,992	$25,059,001
Contracts in payout (annuitization) period	—	—	—	—	—
	$1,378,346,423	$3,164,431,741	$—	$76,753,992	$25,059,001

Units outstanding	83,312,728	201,715,291	—	5,959,669	1,842,645

Portfolio shares held	77,653,320	423,052,372	—	7,193,439	2,098,744
Portfolio net asset value per share	$17.75	$7.48	$—	$10.67	$11.94
Investment in portfolio shares, at cost	$963,481,697	$3,118,976,859	$—	$76,026,695	$24,141,170

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Advanced Strategies Portfolio	AST Investment Grade Bond Portfolio	AST Bond Portfolio 2018	AST Bond Portfolio 2019	AST Global Real Estate Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018**	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	25,560,656	23,495,725	640,934	1,056,109	454,311

NET INVESTMENT INCOME (LOSS)	(25,560,656)	(23,495,725)	(640,934)	(1,056,109)	(454,311)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	134,610,574	4,680,148	1,939,733	244,540	1,502,199
Net change in unrealized appreciation (depreciation) on investments	(224,408,848)	24,995,823	(1,766,485)	264,822	(3,041,614)
NET GAIN (LOSS) ON INVESTMENTS	(89,798,274)	29,675,971	173,248	509,362	(1,539,415)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(115,358,930)	$6,180,246	$(467,686)	$(546,747)	$(1,993,726)

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A19

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	AST Parametric Emerging Markets Equity Portfolio	AST Bond Portfolio 2020	AST Jennison Large-Cap Growth Portfolio	AST Bond Portfolio 2017	AST Bond Portfolio 2021
ASSETS
Investment in the portfolios, at fair value	$84,819,807	$41,165,096	$63,997,841	$—	$43,201,973
Net Assets	$84,819,807	$41,165,096	$63,997,841	$—	$43,201,973

NET ASSETS, representing:
Accumulation units	$84,819,807	$41,165,096	$63,997,841	$—	$43,201,973
Contracts in payout (annuitization) period	—	—	—	—	—
	$84,819,807	$41,165,096	$63,997,841	$—	$43,201,973

Units outstanding	9,159,396	3,827,550	2,510,921	—	3,415,588

Portfolio shares held	9,760,622	6,000,743	2,094,856	—	2,919,052
Portfolio net asset value per share	$8.69	$6.86	$30.55	$—	$14.80
Investment in portfolio shares, at cost	$80,975,402	$40,821,747	$55,426,647	$—	$42,948,935

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Parametric Emerging Markets Equity Portfolio	AST Bond Portfolio 2020	AST Jennison Large-Cap Growth Portfolio	AST Bond Portfolio 2017	AST Bond Portfolio 2021
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	1/2/2018**	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	1,578,684	842,725	1,185,271	26	949,167

NET INVESTMENT INCOME (LOSS)	(1,578,684)	(842,725)	(1,185,271)	(26)	(949,167)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	3,303,393	318,549	9,645,302	716	400,563
Net change in unrealized appreciation (depreciation) on investments	(19,848,906)	(273,323)	(10,488,436)	(778)	(507,783)
NET GAIN (LOSS) ON INVESTMENTS	(16,545,513)	45,226	(843,134)	(62)	(107,220)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(18,124,197)	$(797,499)	$(2,028,405)	$(88)	$(1,056,387)

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A20

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	Wells Fargo VT Omega Growth Fund (Class 2)	Wells Fargo VT Omega Growth Fund (Class 1)	Wells Fargo VT Small Cap Growth Fund (Class 1)	Wells Fargo VT International Equity Fund (Class 1)	AST Bond Portfolio 2022
ASSETS
Investment in the portfolios, at fair value	$2,168,393	$13,688,282	$11,346,349	$9,270,429	$35,804,573
Net Assets	$2,168,393	$13,688,282	$11,346,349	$9,270,429	$35,804,573

NET ASSETS, representing:
Accumulation units	$2,168,393	$13,619,141	$11,316,575	$8,929,057	$35,804,573
Contracts in payout (annuitization) period	—	69,141	29,774	341,372	—
	$2,168,393	$13,688,282	$11,346,349	$9,270,429	$35,804,573

Units outstanding	87,526	523,427	497,525	543,368	3,078,757

Portfolio shares held	85,945	521,061	1,174,570	3,252,782	2,636,567
Portfolio net asset value per share	$25.23	$26.27	$9.66	$2.85	$13.58
Investment in portfolio shares, at cost	$2,187,682	$13,127,571	$11,857,011	$13,704,070	$35,621,524

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	Wells Fargo VT Omega Growth Fund (Class 2)	Wells Fargo VT Omega Growth Fund (Class 1)	Wells Fargo VT Small Cap Growth Fund (Class 1)	Wells Fargo VT International Equity Fund (Class 1)	AST Bond Portfolio 2022
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$—	$—	$1,464,810	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	36,383	219,764	178,836	159,276	765,829

NET INVESTMENT INCOME (LOSS)	(36,383)	(219,764)	(178,836)	1,305,534	(765,829)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	266,572	1,637,939	1,262,171	2,894,331	—
Net realized gain (loss) on shares redeemed	47,104	528,612	403,568	(1,009,994)	(883,506)
Net change in unrealized appreciation (depreciation) on investments	(289,234)	(1,887,340)	(1,699,966)	(5,385,042)	711,397
NET GAIN (LOSS) ON INVESTMENTS	24,442	279,211	(34,227)	(3,500,705)	(172,109)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(11,941)	$59,447	$(213,063)	$(2,195,171)	$(937,938)
The accompanying notes are an integral part of these financial statements.
A21

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	AST Quantitative Modeling Portfolio	AST BlackRock Global Strategies Portfolio	Invesco V.I. Diversified Dividend Fund (Series I)	Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 1)	Columbia Variable Portfolio - Large Cap Growth Fund (Class 1)
ASSETS
Investment in the portfolios, at fair value	$107,939,182	$96,136,476	$19,317,341	$309,060	$4,143,171
Net Assets	$107,939,182	$96,136,476	$19,317,341	$309,060	$4,143,171

NET ASSETS, representing:
Accumulation units	$107,939,182	$96,136,476	$19,300,954	$309,060	$4,143,171
Contracts in payout (annuitization) period	—	—	16,387	—	—
	$107,939,182	$96,136,476	$19,317,341	$309,060	$4,143,171

Units outstanding	7,619,710	8,103,603	1,117,683	28,546	208,485

Portfolio shares held	6,914,746	7,239,193	815,078	30,211	257,340
Portfolio net asset value per share	$15.61	$13.28	$23.70	$10.23	$16.10
Investment in portfolio shares, at cost	$95,442,006	$90,332,804	$20,322,688	$311,795	$1,965,281

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Quantitative Modeling Portfolio	AST BlackRock Global Strategies Portfolio	Invesco V.I. Diversified Dividend Fund (Series I)	Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 1)	Columbia Variable Portfolio - Large Cap Growth Fund (Class 1)
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$—	$521,653	$15,595	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	1,628,949	1,861,254	293,619	4,993	48,950

NET INVESTMENT INCOME (LOSS)	(1,628,949)	(1,861,254)	228,034	10,602	(48,950)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	748,993	473	—
Net realized gain (loss) on shares redeemed	7,645,963	8,695,149	1,037,414	(9,942)	306,183
Net change in unrealized appreciation (depreciation) on investments	(15,145,052)	(14,603,600)	(3,956,947)	(3,589)	(437,961)
NET GAIN (LOSS) ON INVESTMENTS	(7,499,089)	(5,908,451)	(2,170,540)	(13,058)	(131,778)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(9,128,038)	$(7,769,705)	$(1,942,506)	$(2,456)	$(180,728)

The accompanying notes are an integral part of these financial statements.
A22

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	Wells Fargo VT Opportunity Fund (Class 1)	Wells Fargo VT Opportunity Fund (Class 2)	AST Prudential Core Bond Portfolio	AST Bond Portfolio 2023	AST New Discovery Asset Allocation Portfolio
ASSETS
Investment in the portfolios, at fair value	$2,216,788	$4,094,903	$82,423,110	$27,533,961	$132,335,519
Net Assets	$2,216,788	$4,094,903	$82,423,110	$27,533,961	$132,335,519

NET ASSETS, representing:
Accumulation units	$2,216,788	$4,094,903	$82,423,110	$27,533,961	$131,543,983
Contracts in payout (annuitization) period	—	—	—	—	791,536
	$2,216,788	$4,094,903	$82,423,110	$27,533,961	$132,335,519

Units outstanding	110,740	208,279	7,471,492	2,749,972	10,165,866

Portfolio shares held	97,398	179,208	6,755,992	2,421,632	9,325,970
Portfolio net asset value per share	$22.76	$22.85	$12.20	$11.37	$14.19
Investment in portfolio shares, at cost	$2,173,169	$3,674,628	$80,025,248	$27,536,674	$109,699,772

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	Wells Fargo VT Opportunity Fund (Class 1)	Wells Fargo VT Opportunity Fund (Class 2)	AST Prudential Core Bond Portfolio	AST Bond Portfolio 2023	AST New Discovery Asset Allocation Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$11,517	$9,273	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	36,308	70,674	1,286,300	503,249	2,452,114

NET INVESTMENT INCOME (LOSS)	(24,791)	(61,401)	(1,286,300)	(503,249)	(2,452,114)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	244,684	466,814	—	—	—
Net realized gain (loss) on shares redeemed	94,916	290,031	1,826,776	(669,368)	11,750,588
Net change in unrealized appreciation (depreciation) on investments	(510,969)	(1,070,159)	(2,723,943)	636,433	(24,619,636)
NET GAIN (LOSS) ON INVESTMENTS	(171,369)	(313,314)	(897,167)	(32,935)	(12,869,048)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(196,160)	$(374,715)	$(2,183,467)	$(536,184)	$(15,321,162)

The accompanying notes are an integral part of these financial statements.
A23

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	AST Western Asset Emerging Markets Debt Portfolio	AST MFS Large-Cap Value Portfolio	Invesco V.I. Mid Cap Growth Fund (Series I)	AST Bond Portfolio 2024	AST AQR Emerging Markets Equity Portfolio
ASSETS
Investment in the portfolios, at fair value	$1,990,831	$51,454,098	$11,252,264	$69,796,444	$2,983,367
Net Assets	$1,990,831	$51,454,098	$11,252,264	$69,796,444	$2,983,367

NET ASSETS, representing:
Accumulation units	$1,990,831	$51,454,098	$11,210,636	$69,796,444	$2,983,367
Contracts in payout (annuitization) period	—	—	41,628	—	—
	$1,990,831	$51,454,098	$11,252,264	$69,796,444	$2,983,367

Units outstanding	196,633	3,111,678	713,290	7,217,549	304,509

Portfolio shares held	187,108	2,849,064	2,358,965	6,456,655	287,138
Portfolio net asset value per share	$10.64	$18.06	$4.77	$10.81	$10.39
Investment in portfolio shares, at cost	$2,082,503	$49,303,347	$12,983,709	$68,441,699	$3,536,736

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Western Asset Emerging Markets Debt Portfolio	AST MFS Large-Cap Value Portfolio	Invesco V.I. Mid Cap Growth Fund (Series I)	AST Bond Portfolio 2024	AST AQR Emerging Markets Equity Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	19,914	998,916	178,713	1,215,593	44,880

NET INVESTMENT INCOME (LOSS)	(19,914)	(998,916)	(178,713)	(1,215,593)	(44,880)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	1,467,323	—	—
Net realized gain (loss) on shares redeemed	8,257	7,991,847	295,949	(1,291,059)	368,641
Net change in unrealized appreciation (depreciation) on investments	(201,930)	(14,400,123)	(2,497,359)	1,418,664	(1,160,687)
NET GAIN (LOSS) ON INVESTMENTS	(193,673)	(6,408,276)	(734,087)	127,605	(792,046)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(213,587)	$(7,407,192)	$(912,800)	$(1,087,988)	$(836,926)

The accompanying notes are an integral part of these financial statements.
A24

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	AST ClearBridge Dividend Growth Portfolio	Columbia Variable Portfolio Government Money Market Fund (Class 1)	Columbia Variable Portfolio - Income Opportunities Fund (Class 1)	AST AQR Large-Cap Portfolio	AST QMA Large-Cap Portfolio
ASSETS
Investment in the portfolios, at fair value	$45,985,746	$772,855	$146,517	$3,555,130	$2,784,738
Net Assets	$45,985,746	$772,855	$146,517	$3,555,130	$2,784,738

NET ASSETS, representing:
Accumulation units	$45,985,746	$772,855	$146,517	$3,555,130	$2,784,738
Contracts in payout (annuitization) period	—	—	—	—	—
	$45,985,746	$772,855	$146,517	$3,555,130	$2,784,738

Units outstanding	2,982,173	80,250	13,021	227,658	174,582

Portfolio shares held	2,738,877	772,855	21,204	211,238	161,247
Portfolio net asset value per share	$16.79	$1.00	$6.91	$16.83	$17.27
Investment in portfolio shares, at cost	$41,198,300	$772,855	$179,849	$3,367,415	$2,684,378

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST ClearBridge Dividend Growth Portfolio	Columbia Variable Portfolio Government Money Market Fund (Class 1)	Columbia Variable Portfolio - Income Opportunities Fund (Class 1)	AST AQR Large-Cap Portfolio	AST QMA Large-Cap Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$12,315	$8,003	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	876,607	8,471	1,616	59,003	47,644

NET INVESTMENT INCOME (LOSS)	(876,607)	3,844	6,387	(59,003)	(47,644)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	5,684,149	—	(4,422)	405,874	349,947
Net change in unrealized appreciation (depreciation) on investments	(8,325,138)	—	(9,422)	(719,996)	(572,291)
NET GAIN (LOSS) ON INVESTMENTS	(2,640,989)	—	(13,844)	(314,122)	(222,344)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(3,517,596)	$3,844	$(7,457)	$(373,125)	$(269,988)

The accompanying notes are an integral part of these financial statements.
A25

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	AST Bond Portfolio 2025	AST Bond Portfolio 2026	AST Bond Portfolio 2027	NVIT Emerging Markets Fund (Class D)	AST Bond Portfolio 2028
ASSETS
Investment in the portfolios, at fair value	$90,197,888	$102,850,519	$136,811,002	$27,325,627	$44,210,817
Net Assets	$90,197,888	$102,850,519	$136,811,002	$27,325,627	$44,210,817

NET ASSETS, representing:
Accumulation units	$90,197,888	$102,850,519	$136,811,002	$27,316,148	$44,210,817
Contracts in payout (annuitization) period	—	—	—	9,479	—
	$90,197,888	$102,850,519	$136,811,002	$27,325,627	$44,210,817

Units outstanding	8,174,197	10,593,189	14,157,239	2,478,535	4,569,524

Portfolio shares held	7,417,589	9,823,354	13,412,843	2,472,907	4,416,665
Portfolio net asset value per share	$12.16	$10.47	$10.20	$11.05	$10.01
Investment in portfolio shares, at cost	$87,550,158	$100,281,882	$133,364,542	$26,325,931	$42,526,925

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Bond Portfolio 2025	AST Bond Portfolio 2026	AST Bond Portfolio 2027	NVIT Emerging Markets Fund (Class D)	AST Bond Portfolio 2028
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$—	$—	$114,471	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	996,426	2,342,905	2,795,125	444,122	658,446

NET INVESTMENT INCOME (LOSS)	(996,426)	(2,342,905)	(2,795,125)	(329,651)	(658,446)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(375,801)	(721,728)	(982,826)	1,726,520	(513,524)
Net change in unrealized appreciation (depreciation) on investments	2,588,635	(318,661)	(613,601)	(8,217,113)	1,691,005
NET GAIN (LOSS) ON INVESTMENTS	2,212,834	(1,040,389)	(1,596,427)	(6,490,593)	1,177,481

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,216,408	$(3,383,294)	$(4,391,552)	$(6,820,244)	$519,035

The accompanying notes are an integral part of these financial statements.
A26

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2018

SUBACCOUNT
AST Bond Portfolio 2029
ASSETS
Investment in the portfolios, at fair value	$7,496,819
Net Assets	$7,496,819

NET ASSETS, representing:
Accumulation units	$7,496,819
Contracts in payout (annuitization) period	—
$7,496,819

Units outstanding	776,787

Portfolio shares held	761,872
Portfolio net asset value per share	$9.84
Investment in portfolio shares, at cost	$7,328,861

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

SUBACCOUNT
AST Bond Portfolio 2029
1/2/2018*
to
12/31/2018

INVESTMENT INCOME
Dividend income	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	30,650

NET INVESTMENT INCOME (LOSS)	(30,650)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—
Net realized gain (loss) on shares redeemed	45,038
Net change in unrealized appreciation (depreciation) on investments	167,958
NET GAIN (LOSS) ON INVESTMENTS	212,996

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$182,346

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A27

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Goldman Sachs Large-Cap Value Portfolio	AST T. Rowe Price Large-Cap Growth Portfolio	AST Government Money Market Portfolio	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Strategic Opportunities Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(9,941,249)	$(9,153,070)	$(88,492)	$(1,783,081)	$(11,604,032)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	73,651,963	92,140,211	—	11,958,275	64,957,270
Net change in unrealized appreciation (depreciation) on investments	(125,443,742)	(64,731,376)	—	(17,874,279)	(102,459,937)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(61,733,028)	18,255,765	(88,492)	(7,699,085)	(49,106,699)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,558,504	783,630	10,114,736	300,147	691,939
Annuity payments	(2,895,159)	(902,071)	(4,218,208)	(411,671)	(506,886)
Surrenders, withdrawals and death benefits	(70,280,174)	(61,362,567)	(609,260,914)	(12,989,107)	(67,790,365)
Net transfers between other subaccounts
or fixed rate option	(35,948,462)	(41,253,671)	605,834,178	(18,099,679)	(112,020,671)
Miscellaneous transactions	(21,429)	10,515	1,198	1,687	834
Other charges	(1,969,328)	(3,583,695)	(1,032,907)	(731,023)	(5,496,724)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(109,556,048)	(106,307,859)	1,438,083	(31,929,646)	(185,121,873)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(171,289,076)	(88,052,094)	1,349,591	(39,628,731)	(234,228,572)

NET ASSETS
Beginning of period	717,223,696	608,037,641	497,232,400	145,630,860	844,159,632
End of period	$545,934,620	$519,985,547	$498,581,991	$106,002,129	$609,931,060

Beginning units	28,413,091	19,217,181	45,354,332	3,435,094	43,505,553
Units issued	1,884,078	2,336,509	38,767,803	355,328	3,038,755
Units redeemed	(6,856,181)	(6,338,777)	(40,127,603)	(1,160,220)	(14,507,957)
Ending units	23,440,988	15,214,913	43,994,532	2,630,202	32,036,351

The accompanying notes are an integral part of these financial statements.
A28

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST T. Rowe Price Large-Cap Value Portfolio	AST High Yield Portfolio	AST Small-Cap Growth Opportunities Portfolio	AST WEDGE Capital Mid-Cap Value Portfolio	AST Small-Cap Value Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(1,268,246)	$(2,413,309)	$(3,617,296)	$(1,136,085)	$(3,663,030)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	7,953,824	19,090,517	29,925,629	6,975,849	31,206,892
Net change in unrealized appreciation (depreciation) on investments	(16,276,934)	(22,008,237)	(50,859,888)	(19,411,583)	(70,741,907)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(9,591,356)	(5,331,029)	(24,551,555)	(13,571,819)	(43,198,045)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	775,245	786,693	950,235	195,661	651,351
Annuity payments	(94,069)	(504,768)	(750,200)	(126,140)	(1,101,967)
Surrenders, withdrawals and death benefits	(9,287,437)	(24,213,382)	(23,325,367)	(7,624,709)	(26,428,915)
Net transfers between other subaccounts
or fixed rate option	3,602,856	(26,105,846)	(13,213,182)	(8,935,889)	(11,065,885)
Miscellaneous transactions	139	673	178	1,696	2,975
Other charges	(497,513)	(731,070)	(987,049)	(457,242)	(731,012)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(5,500,779)	(50,767,700)	(37,325,385)	(16,946,623)	(38,673,453)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(15,092,135)	(56,098,729)	(61,876,940)	(30,518,442)	(81,871,498)

NET ASSETS
Beginning of period	90,219,332	194,209,305	251,830,282	88,731,199	273,950,304
End of period	$75,127,197	$138,110,576	$189,953,342	$58,212,757	$192,078,806

Beginning units	4,448,049	7,950,382	8,622,075	3,003,255	6,984,586
Units issued	1,268,510	2,560,616	951,358	365,671	631,273
Units redeemed	(1,574,665)	(4,772,653)	(2,132,741)	(988,531)	(1,688,204)
Ending units	4,141,894	5,738,345	7,440,692	2,380,395	5,927,655

The accompanying notes are an integral part of these financial statements.
A29

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Goldman Sachs Mid-Cap Growth Portfolio	AST Goldman Sachs Small-Cap Value Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio	AST Lord Abbett Core Fixed Income Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	9/14/2018**	12/31/2018

OPERATIONS
Net investment income (loss)	$(6,765,372)	$(2,664,267)	$(4,184,449)	$(2,526,759)	$(13,629,011)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	26,316,699	20,497,391	27,813,136	12,881,379	129,916,419
Net change in unrealized appreciation (depreciation) on investments	(41,899,804)	(44,466,584)	(64,592,067)	(17,142,064)	(144,328,594)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(22,348,477)	(26,633,460)	(40,963,380)	(6,787,444)	(28,041,186)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,434,539	517,928	704,291	617,720	2,305,127
Annuity payments	(1,304,162)	(510,315)	(587,794)	(614,304)	(3,616,195)
Surrenders, withdrawals and death benefits	(48,128,669)	(18,352,860)	(27,224,589)	(22,965,994)	(96,917,143)
Net transfers between other subaccounts
or fixed rate option	(44,014,757)	(23,161,942)	(4,091,942)	(236,172,416)	(87,618,588)
Miscellaneous transactions	1,923	3,040	(1,361)	(330)	5,450
Other charges	(2,307,096)	(1,182,155)	(1,039,968)	(988,791)	(2,169,885)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(94,318,222)	(42,686,304)	(32,241,363)	(260,124,115)	(188,011,234)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(116,666,699)	(69,319,764)	(73,204,743)	(266,911,559)	(216,052,420)

NET ASSETS
Beginning of period	501,919,457	209,087,999	287,725,851	266,911,559	981,815,071
End of period	$385,252,758	$139,768,235	$214,521,108	$—	$765,762,651

Beginning units	32,134,889	4,500,658	11,148,575	14,712,856	29,003,859
Units issued	3,079,855	519,053	1,293,365	1,728,412	948,402
Units redeemed	(8,667,402)	(1,566,395)	(2,870,303)	(16,441,268)	(6,839,048)
Ending units	26,547,342	3,453,316	9,571,637	—	23,113,213

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A30

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST MFS Growth Portfolio	AST Neuberger Berman/LSV Mid-Cap Value Portfolio	AST Small-Cap Growth Portfolio	AST BlackRock Low Duration Bond Portfolio	AST BlackRock/Loomis Sayles Bond Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(3,369,753)	$(4,902,021)	$(2,350,132)	$(4,409,598)	$(16,460,735)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	31,481,574	40,329,269	16,454,626	1,205,790	34,488,487
Net change in unrealized appreciation (depreciation) on investments	(24,634,289)	(94,504,349)	(28,310,298)	881,874	(44,706,137)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	3,477,532	(59,077,101)	(14,205,804)	(2,321,934)	(26,678,385)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	769,365	942,738	248,216	1,551,636	1,780,588
Annuity payments	(1,009,997)	(887,369)	(306,152)	(1,798,242)	(3,217,023)
Surrenders, withdrawals and death benefits	(22,837,323)	(33,098,124)	(13,844,103)	(39,736,821)	(113,617,686)
Net transfers between other subaccounts
or fixed rate option	(11,515,030)	(24,133,037)	(8,317,785)	(9,205,410)	(102,414,884)
Miscellaneous transactions	(3,907)	4,111	(8,156)	3,007	(3,030)
Other charges	(882,952)	(1,340,971)	(891,520)	(614,989)	(7,391,263)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(35,479,844)	(58,512,652)	(23,119,500)	(49,800,819)	(224,863,298)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(32,002,312)	(117,589,753)	(37,325,304)	(52,122,753)	(251,541,683)

NET ASSETS
Beginning of period	227,748,391	384,828,804	163,900,697	324,559,611	1,223,684,992
End of period	$195,746,079	$267,239,051	$126,575,393	$272,436,858	$972,143,309

Beginning units	10,885,453	7,777,777	5,037,914	22,956,844	67,283,631
Units issued	1,077,466	611,970	938,645	2,672,117	5,357,062
Units redeemed	(2,686,331)	(2,034,200)	(1,720,487)	(6,495,940)	(19,450,083)
Ending units	9,276,588	6,355,547	4,256,072	19,133,021	53,190,610

The accompanying notes are an integral part of these financial statements.
A31

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST QMA US Equity Alpha Portfolio	AST T. Rowe Price Natural Resources Portfolio	AST T. Rowe Price Asset Allocation Portfolio	AST International Value Portfolio	AST MFS Global Equity Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(2,588,466)	$(1,747,737)	$(36,670,639)	$(1,870,427)	$(3,217,693)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	25,906,422	165,605	192,996,567	7,262,976	17,555,076
Net change in unrealized appreciation (depreciation) on investments	(39,296,197)	(19,743,731)	(313,405,739)	(27,331,741)	(37,559,513)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(15,978,241)	(21,325,863)	(157,079,811)	(21,939,192)	(23,222,130)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	668,899	276,011	5,056,583	181,084	886,066
Annuity payments	(396,599)	(386,784)	(1,423,069)	(210,315)	(343,861)
Surrenders, withdrawals and death benefits	(17,562,802)	(11,420,856)	(229,078,913)	(11,506,398)	(22,798,980)
Net transfers between other subaccounts
or fixed rate option	(19,892,073)	(27,580,742)	(185,515,170)	(4,732,285)	(26,469,279)
Miscellaneous transactions	822	552	4,756	2,067	9,249
Other charges	(985,759)	(941,817)	(17,475,205)	(589,674)	(1,444,798)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(38,167,512)	(40,053,636)	(428,431,018)	(16,855,521)	(50,161,603)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(54,145,753)	(61,379,499)	(585,510,829)	(38,794,713)	(73,383,733)

NET ASSETS
Beginning of period	201,546,483	149,316,069	2,636,866,357	135,560,737	246,652,832
End of period	$147,400,730	$87,936,570	$2,051,355,528	$96,766,024	$173,269,099

Beginning units	7,106,024	4,768,104	106,379,273	7,225,922	8,302,546
Units issued	910,589	696,385	6,380,206	769,528	1,249,545
Units redeemed	(2,441,657)	(2,297,414)	(28,660,044)	(1,959,663)	(3,130,301)
Ending units	5,574,956	3,167,075	84,099,435	6,035,787	6,421,790

The accompanying notes are an integral part of these financial statements.
A32

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST J.P. Morgan International Equity Portfolio	AST Templeton Global Bond Portfolio	AST International Growth Portfolio	AST Wellington Management Hedged Equity Portfolio	AST Capital Growth Asset Allocation Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(2,397,360)	$(1,983,891)	$(5,261,679)	$(4,865,483)	$(69,870,755)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	11,395,647	(100,577)	25,235,146	24,834,293	381,689,171
Net change in unrealized appreciation (depreciation) on investments	(42,397,379)	2,783,429	(70,493,360)	(39,165,859)	(633,311,295)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(33,399,092)	698,961	(50,519,893)	(19,197,049)	(321,492,879)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	598,357	523,374	962,485	1,019,121	8,453,331
Annuity payments	(412,862)	(449,650)	(1,176,916)	(5,771)	(3,070,611)
Surrenders, withdrawals and death benefits	(16,912,252)	(14,487,048)	(34,485,427)	(34,350,707)	(451,878,334)
Net transfers between other subaccounts
or fixed rate option	(7,026,398)	(14,912,538)	(2,113,662)	(54,723,742)	(232,479,194)
Miscellaneous transactions	7,484	300	2,901	(1,388)	(35,802)
Other charges	(981,869)	(503,987)	(1,024,583)	(2,185,599)	(25,153,642)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(24,727,540)	(29,829,549)	(37,835,202)	(90,248,086)	(704,164,252)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(58,126,632)	(29,130,588)	(88,355,095)	(109,445,135)	(1,025,657,131)

NET ASSETS
Beginning of period	191,305,308	146,223,793	371,248,004	371,660,516	4,739,093,710
End of period	$133,178,676	$117,093,205	$282,892,909	$262,215,381	$3,713,436,579

Beginning units	7,658,060	9,423,404	14,335,939	25,000,379	268,118,355
Units issued	1,263,229	1,138,225	1,487,235	2,917,932	20,994,669
Units redeemed	(2,700,846)	(3,150,044)	(3,068,927)	(9,234,860)	(63,667,560)
Ending units	6,220,443	7,411,585	12,754,247	18,683,451	225,445,464
The accompanying notes are an integral part of these financial statements.
A33

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST RCM World Trends Portfolio	AST J.P. Morgan Global Thematic Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(28,225,272)	$(38,979,173)	$(26,404,660)	$(10,993,385)	$(8,995,396)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	163,872,385	177,668,190	106,108,770	67,474,188	52,388,379
Net change in unrealized appreciation (depreciation) on investments	(303,683,616)	(290,822,119)	(149,740,585)	(123,696,150)	(95,020,757)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(168,036,503)	(152,133,102)	(70,036,475)	(67,215,347)	(51,627,774)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	3,215,736	7,524,402	3,644,091	659,241	208,187
Annuity payments	(1,165,494)	(1,980,921)	(2,424,746)	(187,807)	(38,148)
Surrenders, withdrawals and death benefits	(164,256,787)	(240,296,319)	(197,355,900)	(66,130,781)	(48,724,741)
Net transfers between other subaccounts
or fixed rate option	(349,014,482)	(132,636,128)	(103,226,694)	(129,402,997)	(74,280,816)
Miscellaneous transactions	(2,717)	(2,029)	(5,990)	1,914	(1,611)
Other charges	(10,606,837)	(17,440,774)	(10,230,385)	(6,488,673)	(5,356,647)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(521,830,581)	(384,831,769)	(309,599,624)	(201,549,103)	(128,193,776)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(689,867,084)	(536,964,871)	(379,636,099)	(268,764,450)	(179,821,550)

NET ASSETS
Beginning of period	2,065,691,089	2,705,876,143	1,832,187,535	832,893,402	655,138,885
End of period	$1,375,824,005	$2,168,911,272	$1,452,551,436	$564,128,952	$475,317,335

Beginning units	147,946,002	158,748,670	117,509,300	60,889,182	43,144,541
Units issued	9,721,344	12,228,620	11,331,451	5,448,903	4,480,414
Units redeemed	(49,346,480)	(36,337,614)	(32,233,598)	(21,243,089)	(13,530,384)
Ending units	108,320,866	134,639,676	96,607,153	45,094,996	34,094,571

The accompanying notes are an integral part of these financial statements.
A34

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Goldman Sachs Multi-Asset Portfolio	AST Western Asset Core Plus Bond Portfolio	Davis Value Portfolio	Columbia Variable Portfolio - Asset Allocation Fund (Class 1)	Columbia Variable Portfolio - Small Company Growth Fund (Class 1)
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(8,620,525)	$(7,991,715)	$(5,715)	$14,076	$(4,372)
Capital gains distributions received	—	—	159,693	229,960	63,039
Net realized gain (loss) on shares redeemed	48,453,163	24,813,752	(9,194)	160,512	34,913
Net change in unrealized appreciation (depreciation) on investments	(88,120,889)	(35,797,394)	(279,926)	(567,249)	(99,284)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(48,288,251)	(18,975,357)	(135,142)	(162,701)	(5,704)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	310,813	913,585	4,178	2,162	270
Annuity payments	(156,007)	(775,282)	(6,348)	(165,130)	—
Surrenders, withdrawals and death benefits	(46,648,813)	(57,828,486)	(43,183)	(254,083)	(38,553)
Net transfers between other subaccounts
or fixed rate option	(121,876,488)	157,992,862	(31,649)	23,709	(32,377)
Miscellaneous transactions	(11,795)	818	(29)	1,113	—
Other charges	(5,241,674)	(3,887,819)	(3,021)	(2,385)	(580)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(173,623,964)	96,415,678	(80,052)	(394,614)	(71,240)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(221,912,215)	77,440,321	(215,194)	(557,315)	(76,944)

NET ASSETS
Beginning of period	657,149,816	512,988,421	993,660	3,376,276	445,992
End of period	$435,237,601	$590,428,742	$778,466	$2,818,961	$369,048

Beginning units	48,368,104	38,402,873	46,688	127,859	11,430
Units issued	4,818,931	23,997,969	864	3,709	3
Units redeemed	(18,499,930)	(16,889,836)	(4,571)	(18,619)	(1,709)
Ending units	34,687,105	45,511,006	42,981	112,949	9,724

The accompanying notes are an integral part of these financial statements.
A35

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	Prudential SP International Growth Portfolio (Class I)	ProFund VP Asia 30	ProFund VP Banks	ProFund VP Bear	ProFund VP Biotechnology
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(71,595)	$(73,202)	$(55,454)	$(33,426)	$(123,238)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	449,194	667,472	316,755	(361,702)	266,081
Net change in unrealized appreciation (depreciation) on investments	(1,086,758)	(2,208,828)	(1,424,606)	350,137	(902,823)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(709,159)	(1,614,558)	(1,163,305)	(44,991)	(759,980)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	16,989	19,872	8,872	24,248	16,294
Annuity payments	(9,591)	(20,251)	—	(264)	(5,379)
Surrenders, withdrawals and death benefits	(556,818)	(779,919)	(629,464)	(201,745)	(1,163,857)
Net transfers between other subaccounts
or fixed rate option	(119,404)	(1,637,553)	(1,854,450)	180,857	(1,571,437)
Miscellaneous transactions	(157)	189	534	36	(107)
Other charges	(5,806)	(23,776)	(3,058)	(2,445)	(4,685)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(674,787)	(2,441,438)	(2,477,566)	687	(2,729,171)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,383,946)	(4,055,996)	(3,640,871)	(44,304)	(3,489,151)

NET ASSETS
Beginning of period	5,739,111	10,115,813	7,511,216	2,664,413	11,552,437
End of period	$4,355,165	$6,059,817	$3,870,345	$2,620,109	$8,063,286

Beginning units	313,267	381,124	748,020	1,569,919	363,716
Units issued	84,304	114,335	1,530,252	13,623,082	619,571
Units redeemed	(120,208)	(210,421)	(1,804,631)	(13,740,596)	(704,477)
Ending units	277,363	285,038	473,641	1,452,405	278,810

The accompanying notes are an integral part of these financial statements.
A36

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	ProFund VP Basic Materials	ProFund VP UltraBull	ProFund VP Bull	ProFund VP Consumer Services	ProFund VP Consumer Goods
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(66,366)	$(123,332)	$(307,615)	$(156,284)	$(17,745)
Capital gains distributions received	—	1,776,244	2,035,959	511,357	1,393,732
Net realized gain (loss) on shares redeemed	693,831	(2,474,575)	(2,081,801)	1,458,105	(240,884)
Net change in unrealized appreciation (depreciation) on investments	(2,015,821)	(1,165,484)	(1,909,970)	(2,092,213)	(2,488,462)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(1,388,356)	(1,987,147)	(2,263,427)	(279,035)	(1,353,359)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	58,926	13,050	50,333	7,216	10,197
Annuity payments	(12,186)	(13,260)	(27,581)	(7,059)	(51,450)
Surrenders, withdrawals and death benefits	(775,036)	(737,048)	(2,749,879)	(1,181,651)	(902,546)
Net transfers between other subaccounts
or fixed rate option	(1,692,532)	(529,565)	(2,218,482)	422,178	(1,540,163)
Miscellaneous transactions	1,032	6,206	501	(9,876)	222
Other charges	(5,948)	(4,417)	(24,849)	(66,313)	(44,463)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(2,425,744)	(1,265,034)	(4,969,957)	(835,505)	(2,528,203)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,814,100)	(3,252,181)	(7,233,384)	(1,114,540)	(3,881,562)

NET ASSETS
Beginning of period	8,857,767	10,253,798	33,706,962	9,698,818	9,932,592
End of period	$5,043,667	$7,001,617	$26,473,578	$8,584,278	$6,051,030

Beginning units	386,603	442,773	1,626,560	421,158	423,777
Units issued	159,294	2,280,903	8,744,835	332,496	94,077
Units redeemed	(275,447)	(2,362,507)	(8,990,598)	(377,416)	(211,579)
Ending units	270,450	361,169	1,380,797	376,238	306,275

The accompanying notes are an integral part of these financial statements.
A37

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	ProFund VP Oil & Gas	ProFund VP Europe 30	ProFund VP Financials	ProFund VP U.S. Government Plus	ProFund VP Health Care
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$59,802	$186,153	$(190,264)	$(31,079)	$(436,573)
Capital gains distributions received	—	—	—	—	1,739,053
Net realized gain (loss) on shares redeemed	9,903	(580,596)	2,197,257	(899,262)	537,849
Net change in unrealized appreciation (depreciation) on investments	(2,406,679)	(1,008,049)	(3,841,880)	280,987	(1,195,493)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(2,336,974)	(1,402,492)	(1,834,887)	(649,354)	644,836

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	66,455	17,520	25,087	9,721	18,436
Annuity payments	(8,399)	(10,119)	(5,873)	(42,342)	(182,649)
Surrenders, withdrawals and death benefits	(1,693,344)	(1,111,037)	(1,439,825)	(817,999)	(2,833,765)
Net transfers between other subaccounts
or fixed rate option	(1,217,319)	(1,995,542)	(4,681,688)	22,126	507,249
Miscellaneous transactions	326	536	(483)	(781)	(4,848)
Other charges	(13,831)	(19,294)	(100,960)	(16,670)	(162,993)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(2,866,112)	(3,117,936)	(6,203,742)	(845,945)	(2,658,570)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(5,203,086)	(4,520,428)	(8,038,629)	(1,495,299)	(2,013,734)

NET ASSETS
Beginning of period	13,794,610	11,647,043	20,133,066	7,600,038	30,473,156
End of period	$8,591,524	$7,126,615	$12,094,437	$6,104,739	$28,459,422

Beginning units	666,657	864,965	1,502,884	366,818	1,297,848
Units issued	487,200	4,121,492	339,579	4,349,135	481,208
Units redeemed	(625,220)	(4,361,703)	(818,445)	(4,399,688)	(596,175)
Ending units	528,637	624,754	1,024,018	316,265	1,182,881

The accompanying notes are an integral part of these financial statements.
A38

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	Access VP High Yield Fund	ProFund VP Industrials	ProFund VP Internet	ProFund VP Japan	ProFund VP Precious Metals
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$112,694	$(132,788)	$(111,425)	$(72,476)	$(113,809)
Capital gains distributions received	165,471	—	446,743	—	—
Net realized gain (loss) on shares redeemed	(638,827)	1,313,684	2,784,522	804,519	(1,969,370)
Net change in unrealized appreciation (depreciation) on investments	182,373	(2,322,943)	(2,768,941)	(1,494,311)	637,285
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(178,289)	(1,142,047)	350,899	(762,268)	(1,445,894)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	8,515	4,831	11,296	7,456	42,566
Annuity payments	(45,116)	(63,202)	(88,507)	(7,892)	(7,044)
Surrenders, withdrawals and death benefits	(2,029,760)	(1,262,578)	(706,216)	(442,727)	(971,356)
Net transfers between other subaccounts
or fixed rate option	(1,766,328)	(4,330,574)	(370,674)	(670,218)	123,405
Miscellaneous transactions	25	(629)	(37)	(402)	22
Other charges	(3,441)	(52,748)	(3,483)	(9,288)	(13,936)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(3,836,105)	(5,704,900)	(1,157,621)	(1,123,071)	(826,343)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,014,394)	(6,846,947)	(806,722)	(1,885,339)	(2,272,237)

NET ASSETS
Beginning of period	9,460,431	12,595,920	7,622,200	6,343,383	10,421,085
End of period	$5,446,037	$5,748,973	$6,815,478	$4,458,044	$8,148,848

Beginning units	458,774	490,833	105,730	453,414	1,372,515
Units issued	403,994	130,915	146,554	244,338	4,033,738
Units redeemed	(595,084)	(366,396)	(161,589)	(327,722)	(4,156,015)
Ending units	267,684	255,352	90,695	370,030	1,250,238

The accompanying notes are an integral part of these financial statements.
A39

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value	ProFund VP Pharmaceuticals	ProFund VP Real Estate	ProFund VP Rising Rates Opportunity
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(268,313)	$(167,714)	$(8,702)	$57,284	$(56,244)
Capital gains distributions received	1,672,018	1,733,254	82,446	767,716	—
Net realized gain (loss) on shares redeemed	(88,609)	(1,127,562)	205,831	(677,275)	252,953
Net change in unrealized appreciation (depreciation) on investments	(3,555,662)	(2,111,503)	(521,652)	(686,736)	(240,354)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(2,240,566)	(1,673,525)	(242,077)	(539,011)	(43,645)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	26,544	31,749	6,798	17,242	10,767
Annuity payments	(103,277)	(97,280)	(58,910)	(17,425)	(8,078)
Surrenders, withdrawals and death benefits	(2,048,129)	(1,245,610)	(689,220)	(864,973)	(848,653)
Net transfers between other subaccounts
or fixed rate option	(2,445,158)	(2,208,970)	(310,413)	442,446	621,673
Miscellaneous transactions	110	21	26	(143)	52
Other charges	(69,715)	(46,394)	(3,723)	(23,289)	(5,051)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(4,639,625)	(3,566,484)	(1,055,442)	(446,142)	(229,290)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(6,880,191)	(5,240,009)	(1,297,519)	(985,153)	(272,935)

NET ASSETS
Beginning of period	20,183,413	14,778,302	4,346,789	7,347,731	3,078,825
End of period	$13,303,222	$9,538,293	$3,049,270	$6,362,578	$2,805,890

Beginning units	752,758	570,175	261,217	273,254	2,029,271
Units issued	553,008	262,697	755,835	214,281	15,107,996
Units redeemed	(735,227)	(407,294)	(818,133)	(231,512)	(15,327,105)
Ending units	570,539	425,578	198,919	256,023	1,810,162

The accompanying notes are an integral part of these financial statements.
A40

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	ProFund VP NASDAQ-100	ProFund VP Semiconductor	ProFund VP Small-Cap Growth	ProFund VP Short Mid-Cap	ProFund VP Short NASDAQ-100
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(303,207)	$(42,850)	$(264,222)	$(1,655)	$(10,773)
Capital gains distributions received	2,072,859	305,256	1,350,027	13,454	—
Net realized gain (loss) on shares redeemed	(1,148,501)	43,337	893,634	(6,362)	27,368
Net change in unrealized appreciation (depreciation) on investments	(1,003,194)	(652,132)	(3,171,928)	(5,928)	29,609
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(382,043)	(346,389)	(1,192,489)	(491)	46,204

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	35,694	16,301	41,241	363	1,134
Annuity payments	(15,968)	(779)	(146,909)	—	—
Surrenders, withdrawals and death benefits	(2,171,735)	(286,402)	(2,244,579)	(20,172)	(48,285)
Net transfers between other subaccounts
or fixed rate option	(1,905,726)	(1,139,985)	(2,869,315)	312,286	32,466
Miscellaneous transactions	(309)	46	(203)	(30)	(87)
Other charges	(22,616)	(1,257)	(55,424)	(120)	(2,127)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(4,080,660)	(1,412,076)	(5,275,189)	292,327	(16,899)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,462,703)	(1,758,465)	(6,467,678)	291,836	29,305

NET ASSETS
Beginning of period	22,390,121	3,542,339	19,503,671	123,319	626,882
End of period	$17,927,418	$1,783,874	$13,035,993	$415,155	$656,187

Beginning units	1,083,299	207,566	648,610	86,345	836,939
Units issued	5,471,843	288,638	509,086	2,529,847	41,913,279
Units redeemed	(5,640,519)	(380,696)	(690,917)	(2,335,587)	(41,832,875)
Ending units	914,623	115,508	466,779	280,605	917,343

The accompanying notes are an integral part of these financial statements.
A41

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	ProFund VP Short Small-Cap	ProFund VP Small-Cap Value	ProFund VP Technology	ProFund VP Telecommu-nications	ProFund VP UltraMid-Cap
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(5,139)	$(171,750)	$(95,448)	$168,008	$(187,372)
Capital gains distributions received	—	998,978	205,893	—	3,950,162
Net realized gain (loss) on shares redeemed	70,150	716,971	1,107,642	(904,781)	(7,165,040)
Net change in unrealized appreciation (depreciation) on investments	14,091	(3,264,493)	(1,471,088)	28,483	(366,007)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	79,102	(1,720,294)	(253,001)	(708,290)	(3,768,257)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	93	35,386	23,632	2,449	21,635
Annuity payments	—	(18,428)	—	(7,598)	(6,160)
Surrenders, withdrawals and death benefits	(24,361)	(1,270,089)	(718,943)	(289,001)	(1,723,207)
Net transfers between other subaccounts
or fixed rate option	1,094,571	(906,681)	(174,258)	(1,018,092)	(2,015,723)
Miscellaneous transactions	(28)	(450)	(10,504)	(21)	2,740
Other charges	(169)	(36,919)	(3,177)	(23,145)	(12,658)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	1,070,106	(2,197,181)	(883,250)	(1,335,408)	(3,733,373)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,149,208	(3,917,475)	(1,136,251)	(2,043,698)	(7,501,630)

NET ASSETS
Beginning of period	191,356	12,451,611	7,507,426	5,140,887	15,747,096
End of period	$1,340,564	$8,534,136	$6,371,175	$3,097,189	$8,245,466

Beginning units	139,337	510,326	509,399	475,902	343,537
Units issued	12,187,030	457,423	252,926	434,644	3,636,226
Units redeemed	(11,361,519)	(550,580)	(304,077)	(558,894)	(3,732,924)
Ending units	964,848	417,169	458,248	351,652	246,839

The accompanying notes are an integral part of these financial statements.
A42

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	ProFund VP UltraNASDAQ-100	ProFund VP UltraSmall-Cap	ProFund VP Utilities	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(655,169)	$(101,111)	$113,236	$(274,566)	$(65,861)
Capital gains distributions received	20,812,345	2,310,273	535,728	919,767	—
Net realized gain (loss) on shares redeemed	(9,159,047)	(1,922,177)	(279,010)	2,709,654	1,203,240
Net change in unrealized appreciation (depreciation) on investments	(16,672,487)	(2,067,439)	(474,846)	(3,704,980)	(2,813,540)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(5,674,358)	(1,780,454)	(104,892)	(350,125)	(1,676,161)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	65,102	18,336	15,279	32,069	23,993
Annuity payments	(96,494)	—	(45,295)	(116,778)	(27,908)
Surrenders, withdrawals and death benefits	(3,397,389)	(802,058)	(1,686,293)	(2,113,455)	(1,410,699)
Net transfers between other subaccounts
or fixed rate option	(995,985)	(1,789,952)	(3,343,200)	(4,044,429)	(1,975,575)
Miscellaneous transactions	1,674	200	(9)	(6,140)	(387)
Other charges	(20,668)	(4,001)	(71,784)	(53,588)	(49,275)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(4,443,760)	(2,577,475)	(5,131,302)	(6,302,321)	(3,439,851)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(10,118,118)	(4,357,929)	(5,236,194)	(6,652,446)	(5,116,012)

NET ASSETS
Beginning of period	51,453,201	9,350,555	22,354,060	21,496,306	15,937,536
End of period	$41,335,083	$4,992,626	$17,117,866	$14,843,860	$10,821,524

Beginning units	5,201,616	344,350	1,015,423	939,342	905,706
Units issued	11,883,442	1,071,586	707,649	679,893	449,165
Units redeemed	(12,444,690)	(1,157,448)	(949,069)	(947,350)	(656,673)
Ending units	4,640,368	258,488	774,003	671,885	698,198

The accompanying notes are an integral part of these financial statements.
A43

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	Rydex VT Nova Fund	Rydex VT NASDAQ-100® Fund	Rydex VT Inverse S&P 500® Strategy Fund	Invesco V.I. Health Care Fund (Series I)	Invesco V.I. Technology Fund (Series I)
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(16,246)	$(127,323)	$(265)	$(357,520)	$(309,306)
Capital gains distributions received	90,944	361,228	—	3,472,633	1,028,846
Net realized gain (loss) on shares redeemed	127,698	568,843	(6,200)	(1,335,737)	1,492,053
Net change in unrealized appreciation (depreciation) on investments	(337,020)	(966,550)	6,994	(1,795,614)	(2,361,966)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(134,624)	(163,802)	529	(16,238)	(150,373)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	2,456	18,342	15	76,724	62,299
Annuity payments	(29,074)	(31,165)	—	(85,780)	(47,784)
Surrenders, withdrawals and death benefits	(75,698)	(730,505)	(917)	(3,110,591)	(2,338,454)
Net transfers between other subaccounts
or fixed rate option	(69,995)	(397,905)	1,105	(1,258,083)	(864,197)
Miscellaneous transactions	(249)	(9)	—	2,432	(381)
Other charges	(1,427)	(12,221)	(23)	(27,575)	(22,065)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(173,987)	(1,153,463)	180	(4,402,873)	(3,210,582)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(308,611)	(1,317,265)	709	(4,419,111)	(3,360,955)

NET ASSETS
Beginning of period	1,367,809	8,899,080	18,595	28,295,421	21,668,801
End of period	$1,059,198	$7,581,815	$19,304	$23,876,310	$18,307,846

Beginning units	86,705	460,674	9,044	1,002,863	1,741,166
Units issued	1,119	238	1,043	102,006	157,064
Units redeemed	(11,928)	(55,567)	(928)	(262,278)	(397,688)
Ending units	75,896	405,345	9,159	842,591	1,500,542

The accompanying notes are an integral part of these financial statements.
A44

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	Wells Fargo VT Index Asset Allocation Fund (Class 2)	Wells Fargo VT International Equity Fund (Class 2)	Wells Fargo VT Small Cap Growth Fund (Class 2)	AST Fidelity Institutional AM℠ Quantitative Portfolio	AST Prudential Growth Allocation Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(88,126)	$28,670	$(19,691)	$(16,164,149)	$(66,816,413)
Capital gains distributions received	1,233,640	67,677	133,888	—	—
Net realized gain (loss) on shares redeemed	1,198,310	(14,839)	84,634	92,109,236	298,067,278
Net change in unrealized appreciation (depreciation) on investments	(3,084,859)	(134,555)	(187,316)	(167,947,054)	(612,799,825)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(741,035)	(53,047)	11,515	(92,001,967)	(381,548,960)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	24,431	3,864	2,340	681,899	4,961,710
Annuity payments	(109,271)	—	—	(441,171)	(1,902,415)
Surrenders, withdrawals and death benefits	(1,967,623)	(18,365)	(63,083)	(92,608,656)	(373,926,897)
Net transfers between other subaccounts
or fixed rate option	(1,127,702)	(29,389)	(91,399)	(144,421,866)	(636,680,679)
Miscellaneous transactions	95	(2)	5	3,519	26,313
Other charges	(6,707)	(75)	(754)	(7,256,941)	(36,880,899)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(3,186,777)	(43,967)	(152,891)	(244,043,216)	(1,044,402,867)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,927,812)	(97,014)	(141,376)	(336,045,183)	(1,425,951,827)

NET ASSETS
Beginning of period	20,652,621	321,867	1,278,769	1,146,433,292	4,871,020,176
End of period	$16,724,809	$224,853	$1,137,393	$810,388,109	$3,445,068,349

Beginning units	449,626	29,801	50,603	79,948,244	317,158,851
Units issued	2,482	705	370	6,437,228	27,443,832
Units redeemed	(71,923)	(5,160)	(5,853)	(24,666,099)	(100,426,858)
Ending units	380,185	25,346	45,120	61,719,373	244,175,825
The accompanying notes are an integral part of these financial statements.
A45

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Advanced Strategies Portfolio	AST Investment Grade Bond Portfolio	AST Bond Portfolio 2018	AST Bond Portfolio 2019	AST Global Real Estate Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018**	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(25,560,656)	$(23,495,725)	$(640,934)	$(1,056,109)	$(454,311)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	134,610,574	4,680,148	1,939,733	244,540	1,502,199
Net change in unrealized appreciation (depreciation) on investments	(224,408,848)	24,995,823	(1,766,485)	264,822	(3,041,614)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(115,358,930)	6,180,246	(467,686)	(546,747)	(1,993,726)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,503,061	128,096	—	—	49,454
Annuity payments	(445,961)	(927,771)	(19,588)	(56,518)	(186,961)
Surrenders, withdrawals and death benefits	(152,429,326)	(107,793,776)	(4,329,067)	(14,233,208)	(3,164,162)
Net transfers between other subaccounts
or fixed rate option	(120,837,977)	2,226,412,163	(63,027,087)	58,721,779	(6,638,189)
Miscellaneous transactions	56,645	10,356	(82)	99	(95)
Other charges	(10,548,467)	(18,314,954)	(31,835)	(20,390)	(287,388)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(282,702,025)	2,099,514,114	(67,407,659)	44,411,762	(10,227,341)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(398,060,955)	2,105,694,360	(67,875,345)	43,865,015	(12,221,067)

NET ASSETS
Beginning of period	1,776,407,378	1,058,737,381	67,875,345	32,888,977	37,280,068
End of period	$1,378,346,423	$3,164,431,741	$—	$76,753,992	$25,059,001

Beginning units	100,476,598	67,018,420	5,321,672	2,554,978	2,590,983
Units issued	7,875,985	199,521,064	340,607	5,461,573	359,231
Units redeemed	(25,039,855)	(64,824,193)	(5,662,279)	(2,056,882)	(1,107,569)
Ending units	83,312,728	201,715,291	—	5,959,669	1,842,645

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A46

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Parametric Emerging Markets Equity Portfolio	AST Bond Portfolio 2020	AST Jennison Large-Cap Growth Portfolio	AST Bond Portfolio 2017	AST Bond Portfolio 2021
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	1/2/2018**	12/31/2018

OPERATIONS
Net investment income (loss)	$(1,578,684)	$(842,725)	$(1,185,271)	$(26)	$(949,167)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	3,303,393	318,549	9,645,302	716	400,563
Net change in unrealized appreciation (depreciation) on investments	(19,848,906)	(273,323)	(10,488,436)	(778)	(507,783)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(18,124,197)	(797,499)	(2,028,405)	(88)	(1,056,387)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	99,318	—	159,020	—	—
Annuity payments	(84,205)	(1,183)	(46,360)	—	—
Surrenders, withdrawals and death benefits	(8,036,344)	(8,985,155)	(6,660,701)	—	(8,647,738)
Net transfers between other subaccounts
or fixed rate option	(12,985,091)	3,132,657	(5,172,363)	(130,400)	(2,347,887)
Miscellaneous transactions	(213)	328	4,231	(13)	378
Other charges	(1,026,998)	(22,948)	(653,495)	(134)	(18,268)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(22,033,533)	(5,876,301)	(12,369,668)	(130,547)	(11,013,515)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(40,157,730)	(6,673,800)	(14,398,073)	(130,635)	(12,069,902)

NET ASSETS
Beginning of period	124,977,537	47,838,896	78,395,914	130,635	55,271,875
End of period	$84,819,807	$41,165,096	$63,997,841	$—	$43,201,973

Beginning units	11,487,660	4,389,342	3,001,410	11,615	4,311,036
Units issued	2,739,394	1,827,911	1,051,140	—	1,901,145
Units redeemed	(5,067,658)	(2,389,703)	(1,541,629)	(11,615)	(2,796,593)
Ending units	9,159,396	3,827,550	2,510,921	—	3,415,588

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A47

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	Wells Fargo VT Omega Growth Fund (Class 2)	Wells Fargo VT Omega Growth Fund (Class 1)	Wells Fargo VT Small Cap Growth Fund (Class 1)	Wells Fargo VT International Equity Fund (Class 1)	AST Bond Portfolio 2022
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(36,383)	$(219,764)	$(178,836)	$1,305,534	$(765,829)
Capital gains distributions received	266,572	1,637,939	1,262,171	2,894,331	—
Net realized gain (loss) on shares redeemed	47,104	528,612	403,568	(1,009,994)	(883,506)
Net change in unrealized appreciation (depreciation) on investments	(289,234)	(1,887,340)	(1,699,966)	(5,385,042)	711,397
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(11,941)	59,447	(213,063)	(2,195,171)	(937,938)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	4,154	34,127	46,702	56,185	—
Annuity payments	(27,213)	(60,356)	(20,927)	(193,529)	—
Surrenders, withdrawals and death benefits	(121,310)	(1,531,708)	(1,409,712)	(1,374,439)	(9,597,126)
Net transfers between other subaccounts
or fixed rate option	(104,057)	(1,684,696)	726,153	(984,230)	2,007,900
Miscellaneous transactions	1	28,471	(190)	(1,059)	8,727
Other charges	(1,189)	(19,367)	(14,082)	(14,701)	(15,364)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(249,614)	(3,233,529)	(672,056)	(2,511,773)	(7,595,863)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(261,555)	(3,174,082)	(885,119)	(4,706,944)	(8,533,801)

NET ASSETS
Beginning of period	2,429,948	16,862,364	12,231,468	13,977,373	44,338,374
End of period	$2,168,393	$13,688,282	$11,346,349	$9,270,429	$35,804,573

Beginning units	96,972	626,412	538,192	672,082	3,753,514
Units issued	570	75,896	205,516	73,493	1,483,669
Units redeemed	(10,016)	(178,881)	(246,183)	(202,207)	(2,158,426)
Ending units	87,526	523,427	497,525	543,368	3,078,757

The accompanying notes are an integral part of these financial statements.
A48

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Quantitative Modeling Portfolio	AST BlackRock Global Strategies Portfolio	Invesco V.I. Diversified Dividend Fund (Series I)	Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 1)	Columbia Variable Portfolio - Large Cap Growth Fund (Class 1)
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(1,628,949)	$(1,861,254)	$228,034	$10,602	$(48,950)
Capital gains distributions received	—	—	748,993	473	—
Net realized gain (loss) on shares redeemed	7,645,963	8,695,149	1,037,414	(9,942)	306,183
Net change in unrealized appreciation (depreciation) on investments	(15,145,052)	(14,603,600)	(3,956,947)	(3,589)	(437,961)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(9,128,038)	(7,769,705)	(1,942,506)	(2,456)	(180,728)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,302,855	132,225	85,225	393	1,982
Annuity payments	—	(70,176)	(55,821)	—	(73,591)
Surrenders, withdrawals and death benefits	(34,514,074)	(13,738,999)	(3,744,421)	(232,000)	(299,400)
Net transfers between other subaccounts
or fixed rate option	13,557,577	(14,589,769)	(1,423,616)	(8,315)	(85,777)
Miscellaneous transactions	2,777	(1,220)	379	—	798
Other charges	(46,878)	(812,765)	(19,062)	(373)	(3,598)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(19,697,743)	(29,080,704)	(5,157,316)	(240,295)	(459,586)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(28,825,781)	(36,850,409)	(7,099,822)	(242,751)	(640,314)

NET ASSETS
Beginning of period	136,764,963	132,986,885	26,417,163	551,811	4,783,485
End of period	$107,939,182	$96,136,476	$19,317,341	$309,060	$4,143,171

Beginning units	8,943,072	10,477,177	1,398,536	51,391	228,901
Units issued	1,993,920	2,153,778	172,994	20	742
Units redeemed	(3,317,282)	(4,527,352)	(453,847)	(22,865)	(21,158)
Ending units	7,619,710	8,103,603	1,117,683	28,546	208,485

The accompanying notes are an integral part of these financial statements.
A49

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	Wells Fargo VT Opportunity Fund (Class 1)	Wells Fargo VT Opportunity Fund (Class 2)	AST Prudential Core Bond Portfolio	AST Bond Portfolio 2023	AST New Discovery Asset Allocation Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(24,791)	$(61,401)	$(1,286,300)	$(503,249)	$(2,452,114)
Capital gains distributions received	244,684	466,814	—	—	—
Net realized gain (loss) on shares redeemed	94,916	290,031	1,826,776	(669,368)	11,750,588
Net change in unrealized appreciation (depreciation) on investments	(510,969)	(1,070,159)	(2,723,943)	636,433	(24,619,636)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(196,160)	(374,715)	(2,183,467)	(536,184)	(15,321,162)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	6,925	8,711	14,343	—	300,942
Annuity payments	(16,126)	(48,272)	(593,906)	(26,395)	(164,797)
Surrenders, withdrawals and death benefits	(186,022)	(442,405)	(10,955,601)	(7,693,084)	(15,758,102)
Net transfers between other subaccounts
or fixed rate option	68,458	(231,325)	3,545,668	9,116,051	(11,067,162)
Miscellaneous transactions	38	4	306	414	2,057
Other charges	(4,376)	(2,299)	(782,314)	(14,053)	(871,627)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(131,103)	(715,586)	(8,771,504)	1,382,933	(27,558,689)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(327,263)	(1,090,301)	(10,954,971)	846,749	(42,879,851)

NET ASSETS
Beginning of period	2,544,051	5,185,204	93,378,081	26,687,212	175,215,370
End of period	$2,216,788	$4,094,903	$82,423,110	$27,533,961	$132,335,519

Beginning units	116,605	241,441	8,326,133	2,647,125	12,192,213
Units issued	4,274	299	3,112,788	1,557,340	1,246,472
Units redeemed	(10,139)	(33,461)	(3,967,429)	(1,454,493)	(3,272,819)
Ending units	110,740	208,279	7,471,492	2,749,972	10,165,866

The accompanying notes are an integral part of these financial statements.
A50

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Western Asset Emerging Markets Debt Portfolio	AST MFS Large-Cap Value Portfolio	Invesco V.I. Mid Cap Growth Fund (Series I)	AST Bond Portfolio 2024	AST AQR Emerging Markets Equity Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(19,914)	$(998,916)	$(178,713)	$(1,215,593)	$(44,880)
Capital gains distributions received	—	—	1,467,323	—	—
Net realized gain (loss) on shares redeemed	8,257	7,991,847	295,949	(1,291,059)	368,641
Net change in unrealized appreciation (depreciation) on investments	(201,930)	(14,400,123)	(2,497,359)	1,418,664	(1,160,687)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(213,587)	(7,407,192)	(912,800)	(1,087,988)	(836,926)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	735	49,095	45,034	—	11,234
Annuity payments	(9,728)	(176,370)	(35,780)	(76,237)	—
Surrenders, withdrawals and death benefits	(186,214)	(7,284,126)	(1,774,216)	(16,566,135)	(808,141)
Net transfers between other subaccounts
or fixed rate option	(896,302)	(16,845,792)	920,268	28,855,703	(357,272)
Miscellaneous transactions	2	1,785	13,854	353	292
Other charges	(204)	(546,090)	(14,347)	(21,832)	(954)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,091,711)	(24,801,498)	(845,187)	12,191,852	(1,154,841)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,305,298)	(32,208,690)	(1,757,987)	11,103,864	(1,991,767)

NET ASSETS
Beginning of period	3,296,129	83,662,788	13,010,251	58,692,580	4,975,134
End of period	$1,990,831	$51,454,098	$11,252,264	$69,796,444	$2,983,367

Beginning units	303,306	4,510,989	770,065	5,920,396	409,511
Units issued	55,781	945,005	193,057	6,504,485	170,500
Units redeemed	(162,454)	(2,344,316)	(249,832)	(5,207,332)	(275,502)
Ending units	196,633	3,111,678	713,290	7,217,549	304,509

The accompanying notes are an integral part of these financial statements.
A51

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST ClearBridge Dividend Growth Portfolio	Columbia Variable Portfolio Government Money Market Fund (Class 1)	Columbia Variable Portfolio - Income Opportunities Fund (Class 1)	AST AQR Large-Cap Portfolio	AST QMA Large-Cap Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(876,607)	$3,844	$6,387	$(59,003)	$(47,644)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	5,684,149	—	(4,422)	405,874	349,947
Net change in unrealized appreciation (depreciation) on investments	(8,325,138)	—	(9,422)	(719,996)	(572,291)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(3,517,596)	3,844	(7,457)	(373,125)	(269,988)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	42,067	338	124	1,874	3,996
Annuity payments	(27,074)	—	—	—	—
Surrenders, withdrawals and death benefits	(7,297,323)	(624,359)	(11,590)	(574,006)	(578,293)
Net transfers between other subaccounts
or fixed rate option	(10,134,454)	476,510	—	(99,195)	127,875
Miscellaneous transactions	198	(20)	—	(60)	62
Other charges	(458,643)	(871)	(153)	(2,318)	(4,492)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(17,875,229)	(148,402)	(11,619)	(673,705)	(450,852)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(21,392,825)	(144,558)	(19,076)	(1,046,830)	(720,840)

NET ASSETS
Beginning of period	67,378,571	917,413	165,593	4,601,960	3,505,578
End of period	$45,985,746	$772,855	$146,517	$3,555,130	$2,784,738

Beginning units	4,114,041	95,725	14,021	268,559	202,734
Units issued	857,307	60,350	6	75,948	63,018
Units redeemed	(1,989,175)	(75,825)	(1,006)	(116,849)	(91,170)
Ending units	2,982,173	80,250	13,021	227,658	174,582

The accompanying notes are an integral part of these financial statements.
A52

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Bond Portfolio 2025	AST Bond Portfolio 2026	AST Bond Portfolio 2027	NVIT Emerging Markets Fund (Class D)	AST Bond Portfolio 2028
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(996,426)	$(2,342,905)	$(2,795,125)	$(329,651)	$(658,446)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(375,801)	(721,728)	(982,826)	1,726,520	(513,524)
Net change in unrealized appreciation (depreciation) on investments	2,588,635	(318,661)	(613,601)	(8,217,113)	1,691,005
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,216,408	(3,383,294)	(4,391,552)	(6,820,244)	519,035

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	93,150	—
Annuity payments	(68,094)	(185,238)	(357,983)	(135,511)	(3,944)
Surrenders, withdrawals and death benefits	(12,871,350)	(29,102,258)	(34,866,681)	(3,474,540)	(8,407,984)
Net transfers between other subaccounts
or fixed rate option	94,088,897	18,768,808	19,796,335	(725,489)	46,596,843
Miscellaneous transactions	335	(2,058)	3,034	(371)	273
Other charges	(10,255)	(56,296)	(62,405)	(40,382)	(14,732)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	81,139,533	(10,577,042)	(15,487,700)	(4,283,143)	38,170,456

TOTAL INCREASE (DECREASE) IN NET ASSETS	82,355,941	(13,960,336)	(19,879,252)	(11,103,387)	38,689,491

NET ASSETS
Beginning of period	7,841,947	116,810,855	156,690,254	38,429,014	5,521,326
End of period	$90,197,888	$102,850,519	$136,811,002	$27,325,627	$44,210,817

Beginning units	692,501	11,718,449	15,773,702	2,832,902	550,819
Units issued	10,137,581	9,447,176	14,502,985	474,923	9,101,763
Units redeemed	(2,655,885)	(10,572,436)	(16,119,448)	(829,290)	(5,083,058)
Ending units	8,174,197	10,593,189	14,157,239	2,478,535	4,569,524

The accompanying notes are an integral part of these financial statements.
A53

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

SUBACCOUNT
AST Bond Portfolio 2029
1/2/2018*
to
12/31/2018

OPERATIONS
Net investment income (loss)	$(30,650)
Capital gains distributions received	—
Net realized gain (loss) on shares redeemed	45,038
Net change in unrealized appreciation (depreciation) on investments	167,958
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	182,346

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—
Annuity payments	—
Surrenders, withdrawals and death benefits	(143,610)
Net transfers between other subaccounts
or fixed rate option	7,458,723
Miscellaneous transactions	(20)
Other charges	(620)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	7,314,473

TOTAL INCREASE (DECREASE) IN NET ASSETS	7,496,819

NET ASSETS
Beginning of period	—
End of period	$7,496,819

Beginning units	—
Units issued	1,159,303
Units redeemed	(382,516)
Ending units	776,787

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A54

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Goldman Sachs Large-Cap Value Portfolio	AST T. Rowe Price Large-Cap Growth Portfolio	AST Government Money Market Portfolio	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Strategic Opportunities Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(10,877,093)	$(8,935,136)	$(5,546,875)	$(2,173,557)	$(13,804,212)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	47,465,259	53,928,977	—	8,790,660	32,333,832
Net change in unrealized appreciation (depreciation) on investments	18,545,017	127,337,937	—	279,087	65,441,327
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	55,133,183	172,331,778	(5,546,875)	6,896,190	83,970,947

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,737,219	661,750	6,176,941	519,252	860,829
Annuity payments	(1,663,824)	(404,262)	(5,633,091)	(432,804)	(653,150)
Surrenders, withdrawals and death benefits	(73,097,620)	(57,467,878)	(564,139,496)	(14,589,164)	(62,925,663)
Net transfers between other subaccounts
or fixed rate option	32,734,717	(88,175)	484,417,068	(4,029,444)	(16,796,834)
Miscellaneous transactions	56	(8,638)	(1,236)	(2,277)	(3,402)
Other charges	(2,052,448)	(3,227,783)	(1,254,668)	(812,827)	(5,883,961)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(42,341,900)	(60,534,986)	(80,434,482)	(19,347,264)	(85,402,181)

TOTAL INCREASE (DECREASE) IN NET ASSETS	12,791,283	111,796,792	(85,981,357)	(12,451,074)	(1,431,234)

NET ASSETS
Beginning of period	704,432,413	496,240,849	583,213,757	158,081,934	845,590,866
End of period	$717,223,696	$608,037,641	$497,232,400	$145,630,860	$844,159,632

Beginning units	30,848,696	23,078,342	53,815,701	3,928,320	51,381,773
Units issued	3,561,007	3,147,838	37,240,168	499,538	4,936,481
Units redeemed	(5,996,612)	(7,008,999)	(45,701,537)	(992,764)	(12,812,701)
Ending units	28,413,091	19,217,181	45,354,332	3,435,094	43,505,553

The accompanying notes are an integral part of these financial statements.
A55

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST T. Rowe Price Large-Cap Value Portfolio	AST High Yield Portfolio	AST Small-Cap Growth Opportunities Portfolio	AST WEDGE Capital Mid-Cap Value Portfolio	AST Small-Cap Value Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(1,259,517)	$(2,934,426)	$(3,617,507)	$(1,313,621)	$(4,145,599)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	3,734,950	9,418,383	19,759,382	6,410,228	23,936,722
Net change in unrealized appreciation (depreciation) on investments	9,253,995	5,482,979	38,895,318	8,315,459	(4,887,311)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	11,729,428	11,966,936	55,037,193	13,412,066	14,903,812

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	471,983	2,107,695	860,856	233,025	741,190
Annuity payments	(72,905)	(433,527)	(457,805)	(106,124)	(625,064)
Surrenders, withdrawals and death benefits	(8,823,498)	(22,989,275)	(23,803,850)	(8,039,493)	(30,665,229)
Net transfers between other subaccounts
or fixed rate option	5,137,776	(7,860,389)	(3,917,445)	261,732	1,026,531
Miscellaneous transactions	1,173	(2,924)	(2,145)	1,315	11,351
Other charges	(443,728)	(775,556)	(926,219)	(486,012)	(797,771)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(3,729,199)	(29,953,976)	(28,246,608)	(8,135,557)	(30,308,992)

TOTAL INCREASE (DECREASE) IN NET ASSETS	8,000,229	(17,987,040)	26,790,585	5,276,509	(15,405,180)

NET ASSETS
Beginning of period	82,219,103	212,196,345	225,039,697	83,454,690	289,355,484
End of period	$90,219,332	$194,209,305	$251,830,282	$88,731,199	$273,950,304

Beginning units	4,705,195	9,501,246	9,808,230	3,333,367	7,880,112
Units issued	1,022,497	2,600,348	940,273	643,944	895,056
Units redeemed	(1,279,643)	(4,151,212)	(2,126,428)	(974,056)	(1,790,582)
Ending units	4,448,049	7,950,382	8,622,075	3,003,255	6,984,586

The accompanying notes are an integral part of these financial statements.
A56

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Goldman Sachs Mid-Cap Growth Portfolio	AST Goldman Sachs Small-Cap Value Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio	AST Lord Abbett Core Fixed Income Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(7,093,573)	$(3,053,479)	$(4,414,070)	$(4,112,832)	$(14,458,070)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	12,724,797	14,916,987	21,224,880	3,574,543	105,890,556
Net change in unrealized appreciation (depreciation) on investments	101,548,396	8,841,299	27,715,388	5,580,590	167,415,820
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	107,179,620	20,704,807	44,526,198	5,042,301	258,848,306

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,520,931	834,326	1,064,657	802,299	2,778,911
Annuity payments	(1,226,921)	(442,696)	(712,875)	(723,938)	(3,610,234)
Surrenders, withdrawals and death benefits	(49,778,618)	(21,261,663)	(26,928,818)	(33,005,270)	(100,846,833)
Net transfers between other subaccounts
or fixed rate option	9,263,724	2,125,321	511,529	11,248,522	(61,311,125)
Miscellaneous transactions	(6,253)	(581)	1,282	184	3,538
Other charges	(2,244,553)	(1,219,130)	(979,920)	(1,524,516)	(2,304,839)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(42,471,690)	(19,964,423)	(27,044,145)	(23,202,719)	(165,290,582)

TOTAL INCREASE (DECREASE) IN NET ASSETS	64,707,930	740,384	17,482,053	(18,160,418)	93,557,724

NET ASSETS
Beginning of period	437,211,527	208,347,615	270,243,798	285,071,977	888,257,347
End of period	$501,919,457	$209,087,999	$287,725,851	$266,911,559	$981,815,071

Beginning units	35,196,250	5,050,711	12,782,200	16,080,235	35,249,915
Units issued	4,996,261	867,441	1,500,231	2,683,226	1,885,472
Units redeemed	(8,057,622)	(1,417,494)	(3,133,856)	(4,050,605)	(8,131,528)
Ending units	32,134,889	4,500,658	11,148,575	14,712,856	29,003,859

The accompanying notes are an integral part of these financial statements.
A57

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST MFS Growth Portfolio	AST Neuberger Berman/LSV Mid-Cap Value Portfolio	AST Small-Cap Growth Portfolio	AST BlackRock Low Duration Bond Portfolio	AST BlackRock/Loomis Sayles Bond Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(3,309,671)	$(5,465,316)	$(2,318,290)	$(4,991,913)	$(18,830,738)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	20,529,802	28,638,986	9,852,568	559,989	12,051,163
Net change in unrealized appreciation (depreciation) on investments	37,921,804	20,550,559	23,369,954	5,183,604	40,287,018
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	55,141,935	43,724,229	30,904,232	751,680	33,507,443

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,110,641	1,094,023	181,017	1,800,918	1,452,486
Annuity payments	(739,853)	(1,384,803)	(301,231)	(1,397,326)	(1,858,850)
Surrenders, withdrawals and death benefits	(19,803,739)	(37,625,278)	(13,058,529)	(44,114,697)	(106,635,099)
Net transfers between other subaccounts
or fixed rate option	(7,051,983)	5,512,229	3,213,882	20,213,168	90,783,127
Miscellaneous transactions	4,865	6,737	496	(943)	4,996
Other charges	(838,996)	(1,421,794)	(830,792)	(687,072)	(7,746,952)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(27,319,065)	(33,818,886)	(10,795,157)	(24,185,952)	(24,000,292)

TOTAL INCREASE (DECREASE) IN NET ASSETS	27,822,870	9,905,343	20,109,075	(23,434,272)	9,507,151

NET ASSETS
Beginning of period	199,925,521	374,923,461	143,791,622	347,993,883	1,214,177,841
End of period	$227,748,391	$384,828,804	$163,900,697	$324,559,611	$1,223,684,992

Beginning units	12,479,006	8,643,865	5,459,012	24,854,155	70,181,102
Units issued	1,323,549	939,348	1,199,778	3,721,551	10,654,449
Units redeemed	(2,917,102)	(1,805,436)	(1,620,876)	(5,618,862)	(13,551,920)
Ending units	10,885,453	7,777,777	5,037,914	22,956,844	67,283,631
The accompanying notes are an integral part of these financial statements.
A58

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST QMA US Equity Alpha Portfolio	AST T. Rowe Price Natural Resources Portfolio	AST T. Rowe Price Asset Allocation Portfolio	AST International Value Portfolio	AST MFS Global Equity Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(2,727,572)	$(2,102,374)	$(41,601,762)	$(2,016,334)	$(3,588,428)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	14,287,898	1,213,013	102,415,127	4,788,140	9,649,944
Net change in unrealized appreciation (depreciation) on investments	24,276,777	12,965,353	268,733,762	21,158,191	40,004,871
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	35,837,103	12,075,992	329,547,127	23,929,997	46,066,387

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	841,790	549,416	4,398,117	186,667	830,735
Annuity payments	(523,743)	(373,009)	(1,966,066)	(234,827)	(188,116)
Surrenders, withdrawals and death benefits	(19,394,559)	(11,753,310)	(192,270,573)	(12,240,398)	(28,245,398)
Net transfers between other subaccounts
or fixed rate option	6,991,904	3,096,615	30,760,702	8,207,791	16,690,423
Miscellaneous transactions	1,810	2,507	(16,565)	(148)	(4,406)
Other charges	(995,936)	(1,025,222)	(17,887,862)	(587,738)	(1,423,069)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(13,078,734)	(9,503,003)	(176,982,247)	(4,668,653)	(12,339,831)

TOTAL INCREASE (DECREASE) IN NET ASSETS	22,758,369	2,572,989	152,564,880	19,261,344	33,726,556

NET ASSETS
Beginning of period	178,788,114	146,743,080	2,484,301,477	116,299,393	212,926,276
End of period	$201,546,483	$149,316,069	$2,636,866,357	$135,560,737	$246,652,832

Beginning units	7,871,267	5,285,835	121,957,514	7,932,431	8,903,020
Units issued	1,607,873	1,203,690	12,681,131	1,420,538	2,214,892
Units redeemed	(2,373,116)	(1,721,421)	(28,259,372)	(2,127,047)	(2,815,366)
Ending units	7,106,024	4,768,104	106,379,273	7,225,922	8,302,546

The accompanying notes are an integral part of these financial statements.
A59

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST J.P. Morgan International Equity Portfolio	AST Templeton Global Bond Portfolio	AST International Growth Portfolio	AST Wellington Management Hedged Equity Portfolio	AST Capital Growth Asset Allocation Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(2,538,139)	$(2,172,891)	$(5,275,140)	$(5,878,681)	$(76,778,191)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	5,528,780	(342,365)	13,928,398	14,805,570	200,528,567
Net change in unrealized appreciation (depreciation) on investments	39,097,340	3,371,950	90,035,238	32,678,912	555,566,218
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	42,087,981	856,694	98,688,496	41,605,801	679,316,594

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,166,596	713,751	809,770	1,232,424	6,880,688
Annuity payments	(298,645)	(252,729)	(827,819)	(389,250)	(4,289,278)
Surrenders, withdrawals and death benefits	(16,259,320)	(17,085,463)	(35,068,695)	(34,442,246)	(374,701,106)
Net transfers between other subaccounts
or fixed rate option	15,620,254	16,313,214	(2,306,940)	(3,232,029)	90,315,309
Miscellaneous transactions	(290)	198	(3,205)	2,125	(25,683)
Other charges	(968,519)	(529,590)	(886,029)	(2,384,342)	(25,015,466)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(739,924)	(840,619)	(38,282,918)	(39,213,318)	(306,835,536)

TOTAL INCREASE (DECREASE) IN NET ASSETS	41,348,057	16,075	60,405,578	2,392,483	372,481,058

NET ASSETS
Beginning of period	149,957,251	146,207,718	310,842,426	369,268,033	4,366,612,652
End of period	$191,305,308	$146,223,793	$371,248,004	$371,660,516	$4,739,093,710

Beginning units	8,193,919	9,497,243	16,103,157	28,129,997	290,610,583
Units issued	1,824,464	1,860,831	1,457,665	6,187,677	39,683,415
Units redeemed	(2,360,323)	(1,934,670)	(3,224,883)	(9,317,295)	(62,175,643)
Ending units	7,658,060	9,423,404	14,335,939	25,000,379	268,118,355

The accompanying notes are an integral part of these financial statements.
A60

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST RCM World Trends Portfolio	AST J.P. Morgan Global Thematic Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(34,432,640)	$(43,394,626)	$(31,035,298)	$(12,831,169)	$(9,816,079)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	73,278,768	104,016,803	92,431,771	28,165,893	19,839,485
Net change in unrealized appreciation (depreciation) on investments	171,268,518	267,248,969	87,668,401	93,560,202	76,853,255
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	210,114,646	327,871,146	149,064,874	108,894,926	86,876,661

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	2,616,852	6,935,512	3,566,655	621,631	304,364
Annuity payments	(1,350,217)	(2,551,860)	(1,464,843)	(142,261)	(289,588)
Surrenders, withdrawals and death benefits	(162,928,967)	(209,733,725)	(185,696,622)	(55,917,198)	(37,141,009)
Net transfers between other subaccounts
or fixed rate option	(9,230,715)	(9,554,567)	24,985,344	10,896,740	27,354,973
Miscellaneous transactions	(3,233)	(20,482)	(8,779)	(4,336)	1,514
Other charges	(11,836,820)	(17,886,548)	(11,014,366)	(6,853,414)	(5,398,864)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(182,733,100)	(232,811,670)	(169,632,611)	(51,398,838)	(15,168,610)

TOTAL INCREASE (DECREASE) IN NET ASSETS	27,381,546	95,059,476	(20,567,737)	57,496,088	71,708,051

NET ASSETS
Beginning of period	2,038,309,543	2,610,816,667	1,852,755,272	775,397,314	583,430,834
End of period	$2,065,691,089	$2,705,876,143	$1,832,187,535	$832,893,402	$655,138,885

Beginning units	164,069,162	175,198,498	129,994,592	65,645,594	44,703,634
Units issued	21,513,285	22,120,596	21,026,948	11,842,237	9,040,098
Units redeemed	(37,636,445)	(38,570,424)	(33,512,240)	(16,598,649)	(10,599,191)
Ending units	147,946,002	158,748,670	117,509,300	60,889,182	43,144,541

The accompanying notes are an integral part of these financial statements.
A61

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Goldman Sachs Multi-Asset Portfolio	AST Western Asset Core Plus Bond Portfolio	Davis Value Portfolio	Columbia Variable Portfolio - Asset Allocation Fund (Class 1)	Columbia Variable Portfolio - Small Company Growth Fund (Class 1)
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(10,024,431)	$(7,882,979)	$(6,185)	$21,010	$(4,203)
Capital gains distributions received	—	—	79,264	3,118	23,764
Net realized gain (loss) on shares redeemed	17,343,428	7,790,713	(2,462)	104,011	18,749
Net change in unrealized appreciation (depreciation) on investments	55,633,027	22,196,469	109,853	323,680	64,539
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	62,952,024	22,104,203	180,470	451,819	102,849

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	404,115	2,091,825	4,181	2,703	223
Annuity payments	(209,866)	(657,314)	—	(80,343)	—
Surrenders, withdrawals and death benefits	(40,754,455)	(52,299,176)	(102,100)	(225,910)	(44,519)
Net transfers between other subaccounts
or fixed rate option	54,344,244	71,459,381	4,434	(141,879)	—
Miscellaneous transactions	(10,940)	2,197	(5)	(102)	—
Other charges	(5,558,056)	(3,509,173)	(3,067)	(3,669)	(609)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	8,215,042	17,087,740	(96,557)	(449,200)	(44,905)

TOTAL INCREASE (DECREASE) IN NET ASSETS	71,167,066	39,191,943	83,913	2,619	57,944

NET ASSETS
Beginning of period	585,982,750	473,796,478	909,747	3,373,657	388,048
End of period	$657,149,816	$512,988,421	$993,660	$3,376,276	$445,992

Beginning units	48,165,319	37,396,985	51,796	146,245	12,726
Units issued	12,646,616	9,894,545	490	92	3
Units redeemed	(12,443,831)	(8,888,657)	(5,598)	(18,478)	(1,299)
Ending units	48,368,104	38,402,873	46,688	127,859	11,430

The accompanying notes are an integral part of these financial statements.
A62

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	Prudential SP International Growth Portfolio (Class I)	ProFund VP Asia 30	ProFund VP Banks	ProFund VP Bear	ProFund VP Biotechnology
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(63,664)	$(131,737)	$(79,287)	$(45,922)	$(144,312)
Capital gains distributions received	—	331,531	—	—	—
Net realized gain (loss) on shares redeemed	189,742	808,915	1,243,998	(582,703)	1,489,536
Net change in unrealized appreciation (depreciation) on investments	1,215,821	1,489,519	(313,096)	(58,737)	596,470
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,341,899	2,498,228	851,615	(687,362)	1,941,694

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	20,597	29,486	17,177	15,165	35,600
Annuity payments	(20,968)	(88,027)	(2,115)	(25,994)	(38,523)
Surrenders, withdrawals and death benefits	(563,077)	(1,193,735)	(942,842)	(369,521)	(1,156,603)
Net transfers between other subaccounts
or fixed rate option	1,070,631	981,303	(923,998)	(500,081)	1,073,140
Miscellaneous transactions	(84)	(78)	691	(1,245)	2,292
Other charges	(4,572)	(25,277)	(3,780)	(3,501)	(5,726)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	502,527	(296,328)	(1,854,867)	(885,177)	(89,820)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,844,426	2,201,900	(1,003,252)	(1,572,539)	1,851,874

NET ASSETS
Beginning of period	3,894,685	7,913,913	8,514,468	4,236,952	9,700,563
End of period	$5,739,111	$10,115,813	$7,511,216	$2,664,413	$11,552,437

Beginning units	286,440	395,595	986,991	2,068,507	373,417
Units issued	110,956	209,785	2,094,573	2,867,066	636,610
Units redeemed	(84,129)	(224,256)	(2,333,544)	(3,365,654)	(646,311)
Ending units	313,267	381,124	748,020	1,569,919	363,716

The accompanying notes are an integral part of these financial statements.
A63

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	ProFund VP Basic Materials	ProFund VP UltraBull	ProFund VP Bull	ProFund VP Consumer Services	ProFund VP Consumer Goods
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(83,366)	$(111,516)	$(365,729)	$(148,419)	$(29,691)
Capital gains distributions received	—	1,967,752	790,479	—	141,818
Net realized gain (loss) on shares redeemed	1,048,664	1,538,237	4,724,192	516,360	344,812
Net change in unrealized appreciation (depreciation) on investments	631,591	(499,124)	(640,452)	1,062,009	834,443
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,596,889	2,895,349	4,508,490	1,429,950	1,291,382

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	23,489	37,796	122,898	30,961	8,954
Annuity payments	(112,965)	(24,522)	(93,228)	(139,620)	(13,735)
Surrenders, withdrawals and death benefits	(1,331,357)	(864,316)	(3,948,582)	(857,556)	(1,294,685)
Net transfers between other subaccounts
or fixed rate option	(85,839)	823,936	6,674,433	5,876	(416,982)
Miscellaneous transactions	668	1,776	4,690	(113)	(344)
Other charges	(7,363)	(4,862)	(30,573)	(62,358)	(53,192)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,513,367)	(30,192)	2,729,638	(1,022,810)	(1,769,984)

TOTAL INCREASE (DECREASE) IN NET ASSETS	83,522	2,865,157	7,238,128	407,140	(478,602)

NET ASSETS
Beginning of period	8,774,245	7,388,641	26,468,834	9,291,678	10,411,194
End of period	$8,857,767	$10,253,798	$33,706,962	$9,698,818	$9,932,592

Beginning units	468,974	445,968	1,486,445	471,170	507,579
Units issued	348,702	1,181,478	7,361,059	225,299	113,481
Units redeemed	(431,073)	(1,184,673)	(7,220,944)	(275,311)	(197,283)
Ending units	386,603	442,773	1,626,560	421,158	423,777

The accompanying notes are an integral part of these financial statements.
A64

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	ProFund VP Oil & Gas	ProFund VP Europe 30	ProFund VP Financials	ProFund VP U.S. Government Plus	ProFund VP Health Care
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(16,683)	$34,749	$(234,599)	$(95,018)	$(458,374)
Capital gains distributions received	—	—	—	—	1,889,391
Net realized gain (loss) on shares redeemed	(1,147,892)	2,226,735	1,417,103	817,331	645,729
Net change in unrealized appreciation (depreciation) on investments	65,378	(211,714)	1,678,165	294,636	3,141,204
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(1,099,197)	2,049,770	2,860,669	1,016,949	5,217,950

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	101,902	49,866	18,910	125,813	94,469
Annuity payments	(79,743)	(144,000)	(94,407)	(30,205)	(84,824)
Surrenders, withdrawals and death benefits	(1,955,498)	(1,470,612)	(1,979,141)	(1,459,942)	(2,850,561)
Net transfers between other subaccounts
or fixed rate option	(2,465,634)	524,823	70,164	(1,526,448)	(1,094,971)
Miscellaneous transactions	719	102	1,018	357	(299)
Other charges	(15,915)	(21,861)	(106,463)	(12,446)	(165,634)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(4,414,169)	(1,061,682)	(2,089,919)	(2,902,871)	(4,101,820)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(5,513,366)	988,088	770,750	(1,885,922)	1,116,130

NET ASSETS
Beginning of period	19,307,976	10,658,955	19,362,316	9,485,960	29,357,026
End of period	$13,794,610	$11,647,043	$20,133,066	$7,600,038	$30,473,156

Beginning units	896,888	942,163	1,687,630	501,443	1,493,228
Units issued	393,122	3,167,853	775,850	4,484,174	389,013
Units redeemed	(623,353)	(3,245,051)	(960,596)	(4,618,799)	(584,393)
Ending units	666,657	864,965	1,502,884	366,818	1,297,848

The accompanying notes are an integral part of these financial statements.
A65

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	Access VP High Yield Fund	ProFund VP Industrials	ProFund VP Internet	ProFund VP Japan	ProFund VP Precious Metals
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$198,480	$(158,676)	$(93,778)	$(76,702)	$(167,264)
Capital gains distributions received	341,545	—	—	—	—
Net realized gain (loss) on shares redeemed	(56,277)	1,323,508	861,104	494,659	(39,725)
Net change in unrealized appreciation (depreciation) on investments	(210,015)	1,011,027	1,357,255	449,590	654,736
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	273,733	2,175,859	2,124,581	867,547	447,747

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	17,022	21,754	14,025	13,416	51,228
Annuity payments	(2,528)	(115,709)	(12,245)	(44,424)	(53,987)
Surrenders, withdrawals and death benefits	(2,985,425)	(1,259,500)	(659,250)	(570,787)	(1,738,967)
Net transfers between other subaccounts
or fixed rate option	(7,610,104)	402,166	(372,996)	590,392	(2,329,770)
Miscellaneous transactions	17	1,556	(11)	(183)	9,445
Other charges	(4,249)	(58,710)	(3,289)	(9,505)	(19,808)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(10,585,267)	(1,008,443)	(1,033,766)	(21,091)	(4,081,859)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(10,311,534)	1,167,416	1,090,815	846,456	(3,634,112)

NET ASSETS
Beginning of period	19,771,965	11,428,504	6,531,385	5,496,927	14,055,197
End of period	$9,460,431	$12,595,920	$7,622,200	$6,343,383	$10,421,085

Beginning units	980,607	537,953	123,445	463,778	1,921,865
Units issued	536,482	333,536	77,259	269,008	7,096,745
Units redeemed	(1,058,315)	(380,656)	(94,974)	(279,372)	(7,646,095)
Ending units	458,774	490,833	105,730	453,414	1,372,515

The accompanying notes are an integral part of these financial statements.
A66

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value	ProFund VP Pharmaceuticals	ProFund VP Real Estate	ProFund VP Rising Rates Opportunity
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(288,281)	$(201,409)	$(17,423)	$(32,785)	$(73,044)
Capital gains distributions received	1,776,449	914,408	20,747	320,323	—
Net realized gain (loss) on shares redeemed	911,957	1,567,954	(69,910)	55,723	(679,461)
Net change in unrealized appreciation (depreciation) on investments	693,994	(889,048)	441,228	172,382	133,378
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	3,094,119	1,391,905	374,642	515,643	(619,127)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	37,854	120,676	10,261	16,794	25,023
Annuity payments	(89,453)	(161,371)	(2,171)	(53,877)	(1,286)
Surrenders, withdrawals and death benefits	(2,111,727)	(2,174,242)	(689,765)	(1,438,444)	(973,848)
Net transfers between other subaccounts
or fixed rate option	(326,128)	(8,044,357)	(119,866)	(324,524)	(4,651,449)
Miscellaneous transactions	(123)	(2,378)	(714)	107	(1)
Other charges	(72,543)	(59,966)	(4,886)	(25,803)	(6,278)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(2,562,120)	(10,321,638)	(807,141)	(1,825,747)	(5,607,839)

TOTAL INCREASE (DECREASE) IN NET ASSETS	531,999	(8,929,733)	(432,499)	(1,310,104)	(6,226,966)

NET ASSETS
Beginning of period	19,651,414	23,708,035	4,779,288	8,657,835	9,305,791
End of period	$20,183,413	$14,778,302	$4,346,789	$7,347,731	$3,078,825

Beginning units	852,422	1,001,574	315,982	348,000	5,621,732
Units issued	316,738	181,609	244,403	243,759	30,541,484
Units redeemed	(416,402)	(613,008)	(299,168)	(318,505)	(34,133,945)
Ending units	752,758	570,175	261,217	273,254	2,029,271

The accompanying notes are an integral part of these financial statements.
A67

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	ProFund VP NASDAQ-100	ProFund VP Semiconductor	ProFund VP Small-Cap Growth	ProFund VP Short Mid-Cap	ProFund VP Short NASDAQ-100
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(282,086)	$(30,685)	$(281,862)	$(2,414)	$(14,046)
Capital gains distributions received	78,955	—	1,504,290	1,097	—
Net realized gain (loss) on shares redeemed	5,565,996	714,674	1,513,257	(30,446)	(317,708)
Net change in unrealized appreciation (depreciation) on investments	(203,932)	176,015	(723,580)	(8,311)	(24,160)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	5,158,933	860,004	2,012,105	(40,074)	(355,914)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	123,410	14,171	37,968	125	3,223
Annuity payments	(54,226)	(4,968)	(81,985)	—	(7,447)
Surrenders, withdrawals and death benefits	(2,526,585)	(284,742)	(1,977,681)	(45,933)	(142,254)
Net transfers between other subaccounts
or fixed rate option	1,779,282	443,904	(3,098,427)	(179,250)	(274,277)
Miscellaneous transactions	(247)	326	(2,441)	—	(11)
Other charges	(21,547)	(1,468)	(58,961)	(473)	(2,973)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(699,913)	167,223	(5,181,527)	(225,531)	(423,739)

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,459,020	1,027,227	(3,169,422)	(265,605)	(779,653)

NET ASSETS
Beginning of period	17,931,101	2,515,112	22,673,093	388,924	1,406,535
End of period	$22,390,121	$3,542,339	$19,503,671	$123,319	$626,882

Beginning units	1,079,216	195,197	838,868	239,119	1,415,740
Units issued	4,805,570	312,797	552,379	2,192,503	4,870,141
Units redeemed	(4,801,487)	(300,428)	(742,637)	(2,345,277)	(5,448,942)
Ending units	1,083,299	207,566	648,610	86,345	836,939

The accompanying notes are an integral part of these financial statements.
A68

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	ProFund VP Short Small-Cap	ProFund VP Small-Cap Value	ProFund VP Technology	ProFund VP Telecommu-nications	ProFund VP UltraMid-Cap
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(5,336)	$(192,313)	$(87,423)	$169,783	$(204,450)
Capital gains distributions received	—	111,223	—	310,237	1,329,336
Net realized gain (loss) on shares redeemed	51,630	2,154,155	1,252,940	(220,167)	3,454,470
Net change in unrealized appreciation (depreciation) on investments	1,090	(1,360,851)	909,136	(668,703)	(767,998)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	47,384	712,214	2,074,653	(408,850)	3,811,358

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	53	119,508	18,903	5,776	51,586
Annuity payments	—	(56,588)	(40,791)	(13,104)	(112,431)
Surrenders, withdrawals and death benefits	(85,942)	(1,860,753)	(1,037,481)	(675,768)	(2,126,105)
Net transfers between other subaccounts
or fixed rate option	(31,063)	(5,154,819)	333,134	(553,653)	(8,665,484)
Miscellaneous transactions	39	(272)	355	(25)	499
Other charges	(629)	(41,799)	(3,140)	(28,149)	(11,925)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(117,542)	(6,994,723)	(729,020)	(1,264,923)	(10,863,860)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(70,158)	(6,282,509)	1,345,633	(1,673,773)	(7,052,502)

NET ASSETS
Beginning of period	261,514	18,734,120	6,161,793	6,814,660	22,799,598
End of period	$191,356	$12,451,611	$7,507,426	$5,140,887	$15,747,096

Beginning units	165,563	826,550	543,089	622,302	667,571
Units issued	13,939,132	291,030	435,332	663,857	3,164,049
Units redeemed	(13,965,358)	(607,254)	(469,022)	(810,257)	(3,488,083)
Ending units	139,337	510,326	509,399	475,902	343,537

The accompanying notes are an integral part of these financial statements.
A69

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	ProFund VP UltraNASDAQ-100	ProFund VP UltraSmall-Cap	ProFund VP Utilities	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(515,297)	$(104,605)	$125,154	$(269,841)	$(66,725)
Capital gains distributions received	1,062,216	826,934	692,832	759,145	—
Net realized gain (loss) on shares redeemed	11,560,521	1,636,472	1,424,841	915,535	1,587,922
Net change in unrealized appreciation (depreciation) on investments	10,221,528	(622,717)	(553,661)	2,728,610	251,101
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	22,328,968	1,736,084	1,689,166	4,133,449	1,772,298

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	69,387	48,085	24,615	46,029	18,323
Annuity payments	(160,627)	(109,198)	(97,389)	(67,825)	(20,332)
Surrenders, withdrawals and death benefits	(6,042,762)	(705,661)	(2,332,111)	(2,451,860)	(1,813,738)
Net transfers between other subaccounts
or fixed rate option	(439,549)	(354,333)	2,534,499	2,246,472	(2,560,355)
Miscellaneous transactions	(743)	(132)	10,060	(282)	(211)
Other charges	(20,179)	(4,120)	(83,884)	(59,458)	(61,491)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(6,594,473)	(1,125,359)	55,790	(286,924)	(4,437,804)

TOTAL INCREASE (DECREASE) IN NET ASSETS	15,734,495	610,725	1,744,956	3,846,525	(2,665,506)

NET ASSETS
Beginning of period	35,718,706	8,739,830	20,609,104	17,649,781	18,603,042
End of period	$51,453,201	$9,350,555	$22,354,060	$21,496,306	$15,937,536

Beginning units	6,056,730	397,518	1,019,763	955,852	1,195,293
Units issued	3,966,393	1,241,133	583,639	821,792	378,528
Units redeemed	(4,821,507)	(1,294,301)	(587,979)	(838,302)	(668,115)
Ending units	5,201,616	344,350	1,015,423	939,342	905,706
The accompanying notes are an integral part of these financial statements.
A70

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	Rydex VT Nova Fund	Rydex VT NASDAQ-100® Fund	Rydex VT Inverse S&P 500® Strategy Fund	Invesco V.I. Health Care Fund (Series I)	Invesco V.I. Technology Fund (Series I)
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(18,035)	$(119,444)	$(277)	$(294,463)	$(277,195)
Capital gains distributions received	57,867	632,288	—	1,503,788	1,069,134
Net realized gain (loss) on shares redeemed	145,936	434,548	(1,134)	(409,920)	803,803
Net change in unrealized appreciation (depreciation) on investments	164,155	1,217,051	(2,633)	3,288,882	3,985,117
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	349,923	2,164,443	(4,044)	4,088,287	5,580,859

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	2,330	17,117	20	60,299	58,770
Annuity payments	—	(96,967)	—	(69,630)	(104,624)
Surrenders, withdrawals and death benefits	(170,232)	(781,214)	(118)	(3,845,096)	(2,065,760)
Net transfers between other subaccounts
or fixed rate option	(92,863)	(173,866)	2,155	(2,016,756)	1,405,904
Miscellaneous transactions	26	1,187	—	(893)	(593)
Other charges	(1,552)	(12,774)	(29)	(32,895)	(23,029)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(262,291)	(1,046,517)	2,028	(5,904,971)	(729,332)

TOTAL INCREASE (DECREASE) IN NET ASSETS	87,632	1,117,926	(2,016)	(1,816,684)	4,851,527

NET ASSETS
Beginning of period	1,280,177	7,781,154	20,611	30,112,105	16,817,274
End of period	$1,367,809	$8,899,080	$18,595	$28,295,421	$21,668,801

Beginning units	105,514	520,851	8,169	1,227,569	1,824,078
Units issued	860	1,836	932	107,987	268,150
Units redeemed	(19,669)	(62,013)	(57)	(332,693)	(351,062)
Ending units	86,705	460,674	9,044	1,002,863	1,741,166

The accompanying notes are an integral part of these financial statements.
A71

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	Wells Fargo VT Index Asset Allocation Fund (Class 2)	Wells Fargo VT International Equity Fund (Class 2)	Wells Fargo VT Small Cap Growth Fund (Class 2)	AST Fidelity Institutional AM℠ Quantitative Portfolio	AST Prudential Growth Allocation Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(138,462)	$4,340	$(16,994)	$(18,609,779)	$(68,103,140)
Capital gains distributions received	880,534	—	35,576	—	—
Net realized gain (loss) on shares redeemed	746,887	12,503	82,013	41,687,191	144,376,121
Net change in unrealized appreciation (depreciation) on investments	625,369	53,428	156,804	129,555,959	479,547,452
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	2,114,328	70,271	257,399	152,633,371	555,820,433

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	32,146	2,220	3,447	1,012,259	2,743,050
Annuity payments	(307,508)	(1,980)	(1,065)	(564,438)	(1,276,948)
Surrenders, withdrawals and death benefits	(1,580,483)	(43,565)	(123,435)	(90,930,143)	(281,787,844)
Net transfers between other subaccounts
or fixed rate option	(355,890)	(33,810)	20,508	6,943,150	1,617,557,493
Miscellaneous transactions	276	158	(5)	(9,324)	(20,100)
Other charges	(11,381)	(135)	(805)	(7,535,579)	(33,867,529)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(2,222,840)	(77,112)	(101,355)	(91,084,075)	1,303,348,122

TOTAL INCREASE (DECREASE) IN NET ASSETS	(108,512)	(6,841)	156,044	61,549,296	1,859,168,555

NET ASSETS
Beginning of period	20,761,133	328,708	1,122,725	1,084,883,996	3,011,851,621
End of period	$20,652,621	$321,867	$1,278,769	$1,146,433,292	$4,871,020,176

Beginning units	500,177	37,675	55,229	87,946,003	227,652,293
Units issued	8,872	2,583	1,207	11,820,393	156,576,101
Units redeemed	(59,423)	(10,457)	(5,833)	(19,818,152)	(67,069,543)
Ending units	449,626	29,801	50,603	79,948,244	317,158,851

The accompanying notes are an integral part of these financial statements.
A72

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Advanced Strategies Portfolio	AST Investment Grade Bond Portfolio	AST Bond Portfolio 2018	AST Bond Portfolio 2019	AST Global Real Estate Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(28,668,932)	$(23,113,774)	$(1,145,911)	$(806,421)	$(526,063)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	77,244,119	5,480,384	618,980	837,764	729,069
Net change in unrealized appreciation (depreciation) on investments	195,381,799	62,046,751	(256,336)	(493,296)	2,913,027
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	243,956,986	44,413,361	(783,267)	(461,953)	3,116,033

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,660,542	—	—	—	99,537
Annuity payments	(1,089,180)	(1,033,179)	—	—	(2,030)
Surrenders, withdrawals and death benefits	(133,594,531)	(84,932,659)	(10,651,459)	(6,469,195)	(2,579,832)
Net transfers between other subaccounts
or fixed rate option	(9,268,046)	(787,701,069)	32,171,799	(6,115,500)	3,700,338
Miscellaneous transactions	6,923	(955)	289	691	(361)
Other charges	(10,789,544)	(15,641,536)	(20,802)	(16,905)	(294,880)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(153,073,836)	(889,309,398)	21,499,827	(12,600,909)	922,772

TOTAL INCREASE (DECREASE) IN NET ASSETS	90,883,150	(844,896,037)	20,716,560	(13,062,862)	4,038,805

NET ASSETS
Beginning of period	1,685,524,228	1,903,633,418	47,158,785	45,951,839	33,241,263
End of period	$1,776,407,378	$1,058,737,381	$67,875,345	$32,888,977	$37,280,068

Beginning units	111,128,228	123,882,307	3,645,255	3,505,674	2,551,713
Units issued	12,467,850	30,237,625	3,229,586	308,948	803,196
Units redeemed	(23,119,480)	(87,101,512)	(1,553,169)	(1,259,644)	(763,926)
Ending units	100,476,598	67,018,420	5,321,672	2,554,978	2,590,983

The accompanying notes are an integral part of these financial statements.
A73

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Parametric Emerging Markets Equity Portfolio	AST Bond Portfolio 2020	AST Jennison Large-Cap Growth Portfolio	AST Bond Portfolio 2017	AST Bond Portfolio 2021
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(1,645,705)	$(1,520,526)	$(1,025,661)	$(567,706)	$(1,681,784)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	291,867	1,591,635	2,049,810	473,839	1,732,892
Net change in unrealized appreciation (depreciation) on investments	24,485,564	(619,435)	18,253,389	(219,367)	(99,293)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	23,131,726	(548,326)	19,277,538	(313,234)	(48,185)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	238,576	—	31,037	—	—
Annuity payments	(1,530)	(17,701)	(16,201)	(18,293)	(6,306)
Surrenders, withdrawals and death benefits	(6,803,248)	(14,092,373)	(6,752,252)	(4,570,752)	(15,107,419)
Net transfers between other subaccounts
or fixed rate option	21,045,744	(35,150,174)	14,258,248	(47,903,123)	(47,132,695)
Miscellaneous transactions	372	1,305	555	(188)	(3,260)
Other charges	(998,870)	(32,262)	(532,571)	(26,649)	(30,611)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	13,481,044	(49,291,205)	6,988,816	(52,519,005)	(62,280,291)

TOTAL INCREASE (DECREASE) IN NET ASSETS	36,612,770	(49,839,531)	26,266,354	(52,832,239)	(62,328,476)

NET ASSETS
Beginning of period	88,364,767	97,678,427	52,129,560	52,962,874	117,600,351
End of period	$124,977,537	$47,838,896	$78,395,914	$130,635	$55,271,875

Beginning units	10,177,020	8,854,790	2,678,434	4,747,858	9,108,751
Units issued	4,309,230	593,247	1,235,144	94,808	682,589
Units redeemed	(2,998,590)	(5,058,695)	(912,168)	(4,831,051)	(5,480,304)
Ending units	11,487,660	4,389,342	3,001,410	11,615	4,311,036

The accompanying notes are an integral part of these financial statements.
A74

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	Wells Fargo VT Omega Growth Fund (Class 2)	Wells Fargo VT Omega Growth Fund (Class 1)	Wells Fargo VT Small Cap Growth Fund (Class 1)	Wells Fargo VT International Equity Fund (Class 1)	AST Bond Portfolio 2022
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(32,229)	$(179,516)	$(159,479)	$221,876	$(1,352,013)
Capital gains distributions received	69,616	516,886	341,979	—	—
Net realized gain (loss) on shares redeemed	81,080	(655,016)	(349,461)	(58,146)	1,052,445
Net change in unrealized appreciation (depreciation) on investments	522,814	4,933,016	2,751,975	2,528,747	386,877
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	641,281	4,615,370	2,585,014	2,692,477	87,309

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	4,425	119,364	59,885	91,088	—
Annuity payments	(12,812)	(91,928)	(72,687)	(42,589)	—
Surrenders, withdrawals and death benefits	(170,537)	(2,242,860)	(1,261,558)	(1,591,144)	(16,248,114)
Net transfers between other subaccounts
or fixed rate option	(76,636)	(245,245)	36,219	826,870	(44,262,059)
Miscellaneous transactions	39	(2,189)	(7,437)	(46,122)	(1,524)
Other charges	(1,340)	(18,484)	(13,223)	(15,564)	(23,140)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(256,861)	(2,481,342)	(1,258,801)	(777,461)	(60,534,837)

TOTAL INCREASE (DECREASE) IN NET ASSETS	384,420	2,134,028	1,326,213	1,915,016	(60,447,528)

NET ASSETS
Beginning of period	2,045,528	14,728,336	10,905,255	12,062,357	104,785,902
End of period	$2,429,948	$16,862,364	$12,231,468	$13,977,373	$44,338,374

Beginning units	108,314	731,672	599,250	711,133	8,845,162
Units issued	1,326	135,060	113,200	175,337	989,596
Units redeemed	(12,668)	(240,320)	(174,258)	(214,388)	(6,081,244)
Ending units	96,972	626,412	538,192	672,082	3,753,514

The accompanying notes are an integral part of these financial statements.
A75

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Quantitative Modeling Portfolio	AST BlackRock Global Strategies Portfolio	Invesco V.I. Diversified Dividend Fund (Series I)	Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 1)	Columbia Variable Portfolio - Large Cap Growth Fund (Class 1)
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(1,872,623)	$(2,061,024)	$81,591	$10,999	$(46,497)
Capital gains distributions received	—	—	939,243	388	—
Net realized gain (loss) on shares redeemed	7,996,095	3,896,610	1,825,184	187	295,586
Net change in unrealized appreciation (depreciation) on investments	15,029,825	11,023,485	(917,622)	1,743	840,643
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	21,153,297	12,859,071	1,928,396	13,317	1,089,732

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,507,761	76,097	83,546	392	1,907
Annuity payments	423,399	(164,613)	(58,467)	(23,105)	(86,838)
Surrenders, withdrawals and death benefits	(47,888,970)	(8,605,359)	(4,150,398)	(25,084)	(386,552)
Net transfers between other subaccounts
or fixed rate option	27,808,912	15,282,165	50,805	(10,689)	(57,019)
Miscellaneous transactions	17,504	589	124	(25)	(29)
Other charges	(51,157)	(831,504)	(22,949)	(467)	(4,120)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(18,182,551)	5,757,375	(4,097,339)	(58,978)	(532,651)

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,970,746	18,616,446	(2,168,943)	(45,661)	557,081

NET ASSETS
Beginning of period	133,794,217	114,370,439	28,586,106	597,472	4,226,404
End of period	$136,764,963	$132,986,885	$26,417,163	$551,811	$4,783,485

Beginning units	10,238,242	10,063,221	1,629,585	56,931	256,562
Units issued	3,472,373	3,786,688	377,999	16	88
Units redeemed	(4,767,543)	(3,372,732)	(609,048)	(5,556)	(27,749)
Ending units	8,943,072	10,477,177	1,398,536	51,391	228,901

The accompanying notes are an integral part of these financial statements.
A76

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	Wells Fargo VT Opportunity Fund (Class 1)	Wells Fargo VT Opportunity Fund (Class 2)	AST Prudential Core Bond Portfolio	AST Bond Portfolio 2023	AST New Discovery Asset Allocation Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(12,246)	$(36,352)	$(1,345,251)	$(682,170)	$(2,604,175)
Capital gains distributions received	205,379	391,841	—	—	—
Net realized gain (loss) on shares redeemed	163,763	222,659	740,568	2,625,081	6,890,778
Net change in unrealized appreciation (depreciation) on investments	83,744	269,731	3,935,278	(1,927,098)	18,902,047
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	440,640	847,879	3,330,595	15,813	23,188,650

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	8,510	8,270	53,061	—	677,506
Annuity payments	(103,411)	(20,148)	(204,039)	(29,153)	(342,576)
Surrenders, withdrawals and death benefits	(284,046)	(440,130)	(9,569,305)	(6,129,464)	(15,264,361)
Net transfers between other subaccounts
or fixed rate option	35,561	(45,674)	22,098,949	(11,919,756)	3,857,260
Miscellaneous transactions	(544)	(236)	220	1,408	1,365
Other charges	(5,545)	(1,783)	(731,518)	(16,118)	(878,819)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(349,475)	(499,701)	11,647,368	(18,093,083)	(11,949,625)

TOTAL INCREASE (DECREASE) IN NET ASSETS	91,165	348,178	14,977,963	(18,077,270)	11,239,025

NET ASSETS
Beginning of period	2,452,886	4,837,026	78,400,118	44,764,482	163,976,345
End of period	$2,544,051	$5,185,204	$93,378,081	$26,687,212	$175,215,370

Beginning units	133,821	267,475	7,314,475	4,425,660	13,125,897
Units issued	3,558	2,749	3,567,849	566,328	2,234,236
Units redeemed	(20,774)	(28,783)	(2,556,191)	(2,344,863)	(3,167,920)
Ending units	116,605	241,441	8,326,133	2,647,125	12,192,213

The accompanying notes are an integral part of these financial statements.
A77

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Western Asset Emerging Markets Debt Portfolio	AST MFS Large-Cap Value Portfolio	Invesco V.I. Mid Cap Growth Fund (Series I)	AST Bond Portfolio 2024	AST AQR Emerging Markets Equity Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(25,495)	$(1,204,871)	$(176,661)	$(414,552)	$(46,986)
Capital gains distributions received	—	—	803,724	—	—
Net realized gain (loss) on shares redeemed	66,025	2,254,451	215,643	199,408	508,375
Net change in unrealized appreciation (depreciation) on investments	131,134	10,213,212	1,553,655	(210,282)	578,036
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	171,664	11,262,792	2,396,361	(425,426)	1,039,425

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	845	28,050	22,667	—	9,899
Annuity payments	—	(99,551)	(75,128)	—	—
Surrenders, withdrawals and death benefits	(912,164)	(6,688,238)	(1,586,699)	(5,977,655)	(724,549)
Net transfers between other subaccounts
or fixed rate option	2,988,308	10,626,017	440,961	59,897,867	2,707,083
Miscellaneous transactions	29	(536)	(12)	(233)	—
Other charges	(260)	(595,179)	(14,916)	(5,028)	(1,066)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	2,076,758	3,270,563	(1,213,127)	53,914,951	1,991,367

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,248,422	14,533,355	1,183,234	53,489,525	3,030,792

NET ASSETS
Beginning of period	1,047,707	69,129,433	11,827,017	5,203,055	1,944,342
End of period	$3,296,129	$83,662,788	$13,010,251	$58,692,580	$4,975,134

Beginning units	105,543	4,326,081	846,743	527,178	215,403
Units issued	343,863	1,663,992	139,733	6,229,444	556,234
Units redeemed	(146,100)	(1,479,084)	(216,411)	(836,226)	(362,126)
Ending units	303,306	4,510,989	770,065	5,920,396	409,511

The accompanying notes are an integral part of these financial statements.
A78

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST ClearBridge Dividend Growth Portfolio	Columbia Variable Portfolio Government Money Market Fund (Class 1)	Columbia Variable Portfolio - Income Opportunities Fund (Class 1)	AST AQR Large-Cap Portfolio	AST QMA Large-Cap Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(987,873)	$(5,017)	$8,608	$(67,171)	$(55,830)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	2,010,656	—	(3,529)	459,392	209,667
Net change in unrealized appreciation (depreciation) on investments	8,833,869	—	3,901	462,374	465,152
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	9,856,652	(5,017)	8,980	854,595	618,989

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	54,823	501	129	810	342
Annuity payments	(86,246)	(58)	—	(18,562)	—
Surrenders, withdrawals and death benefits	(6,116,931)	(968,697)	(12,103)	(667,506)	(806,027)
Net transfers between other subaccounts
or fixed rate option	6,768,066	988,099	—	(499,275)	498,239
Miscellaneous transactions	(1,848)	44	—	57	7
Other charges	(476,498)	(1,901)	(188)	(2,276)	(3,686)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	141,366	17,988	(12,162)	(1,186,752)	(311,125)

TOTAL INCREASE (DECREASE) IN NET ASSETS	9,998,018	12,971	(3,182)	(332,157)	307,864

NET ASSETS
Beginning of period	57,380,553	904,442	168,775	4,934,117	3,197,714
End of period	$67,378,571	$917,413	$165,593	$4,601,960	$3,505,578

Beginning units	4,095,332	93,822	15,076	346,586	221,489
Units issued	1,504,100	140,191	6	127,019	75,603
Units redeemed	(1,485,391)	(138,288)	(1,061)	(205,046)	(94,358)
Ending units	4,114,041	95,725	14,021	268,559	202,734

The accompanying notes are an integral part of these financial statements.
A79

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Bond Portfolio 2025	AST Bond Portfolio 2026	AST Bond Portfolio 2027	NVIT Emerging Markets Fund (Class D)	AST Bond Portfolio 2028
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/3/2017**
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(248,368)	$(2,941,123)	$(3,736,055)	$(135,972)	$(30,242)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	200,742	(4,861,993)	(8,600,450)	983,705	5,643
Net change in unrealized appreciation (depreciation) on investments	122,951	10,063,583	15,921,770	10,546,845	(7,113)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	75,325	2,260,467	3,585,265	11,394,578	(31,712)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	215,002	—
Annuity payments	—	(229,089)	—	(208,563)	—
Surrenders, withdrawals and death benefits	(3,726,791)	(29,708,729)	(33,765,743)	(4,342,647)	(540,693)
Net transfers between other subaccounts
or fixed rate option	(9,463,744)	(49,070,149)	(57,350,371)	73,042	6,094,317
Miscellaneous transactions	1,819	1,049	2,177	(1,877)	(112)
Other charges	(4,413)	(58,224)	(77,979)	(43,444)	(474)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(13,193,129)	(79,065,142)	(91,191,916)	(4,308,487)	5,553,038

TOTAL INCREASE (DECREASE) IN NET ASSETS	(13,117,804)	(76,804,675)	(87,606,651)	7,086,091	5,521,326

NET ASSETS
Beginning of period	20,959,751	193,615,530	244,296,905	31,342,923	—
End of period	$7,841,947	$116,810,855	$156,690,254	$38,429,014	$5,521,326

Beginning units	1,854,869	19,521,272	24,776,179	3,217,619	—
Units issued	538,735	8,922,821	12,988,889	616,345	773,666
Units redeemed	(1,701,103)	(16,725,644)	(21,991,366)	(1,001,062)	(222,847)
Ending units	692,501	11,718,449	15,773,702	2,832,902	550,819

**Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A80

NOTES TO FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
DECEMBER 31, 2018

Note 1:	General
Prudential Annuities Life Assurance Corporation Variable Account B (“the Account”) was established under the laws of the State of Connecticut on November 25, 1987 to fund variable annuities issued by Prudential Annuities Life Assurance Corporation (“Prudential Annuities”). Prudential Annuities is an indirect, wholly-owned subsidiary of Prudential Financial, Inc. (“Prudential Financial”). Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Prudential Annuities. The assets of the Account will not be charged with any liabilities arising out of any other business Prudential Annuities may conduct. However, the Account’s obligations, including insurance benefits related to the annuities, are the obligations of Prudential Annuities.
On August 30, 2013, Prudential Annuities received approval from the Arizona and Connecticut Departments of Insurance to redomesticate Prudential Annuities from Connecticut to Arizona effective August 31, 2013. As a result of the redomestication, Prudential Annuities is now an Arizona insurance company and its principal insurance regulatory authority is the Arizona Department of Insurance. The Account is now operated in accordance with the laws of Arizona. There was no impact to the operation of the Account.
The Account is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is used as a funding vehicle for several flexible premium deferred individual variable annuity contracts, as well as two immediate individual variable annuities issued by Prudential Annuities (individually, the “Contract” and collectively, the “Contracts”). The following is a list of each Contract funded through the Account.

Advanced Series Advisor Plan (“ASAP”)	Advanced Series XTra Credit FOUR Premier (“XTra Credit
Advanced Series Advisor Plan II (“ASAP II”)	FOUR Premier")
Advanced Series Advisor Plan II Premier (“ASAP II	Advanced Series XTra Credit Premier (“XTra Credit
Premier”)	Premier”)
Advanced Series Advisor Plan III (“ASAP III”)	Advanced Series XTra Credit SIX (“XTra Credit SIX”)
Advanced Series Advisors Choice (“Choice”)	Alliance Capital Navigator (“ACN”)
Advanced Series Advisors Choice 2000 (“Choice 2000”)	Defined Investments Annuity
Advanced Series Advisors Income Annuity (“ASAIA”)	Emerald Choice
Advanced Series Apex (“Apex”)	Galaxy Variable Annuity III (“Galaxy III”)
Advanced Series Apex II (“Apex II”)	Harvester Variable Annuity (“Harvester Variable Annuity”)
Advanced Series Cornerstone ("AS Cornerstone")	Harvester XTra Credit (“Harvester XTra Credit”)
Advanced Series Impact (“AS Impact”)	Imperium
Advanced Series LifeVest (“ASL”)	LifeVest Personal Security Annuity (“PSA”)
Advanced Series LifeVest II (“ASL II”)	Stagecoach Apex II
Advanced Series LifeVest II Premier (ASL II Premier”)	Stagecoach ASAP III
Advanced Series LifeVest Premier (“ASL Premier”)	Stagecoach XTra Credit SIX
Advanced Series Optimum ("Optimum")	Wells Fargo Stagecoach Apex
Advanced Series Optimum Four ("Optimum Four")	Wells Fargo Stagecoach Extra Credit Variable Annuity
Advanced Series Optimum Plus ("Optimum Plus")	(“Stagecoach Extra Credit”)
Advanced Series Optimum XTra ("Optimum XTra")	Wells Fargo Stagecoach Variable Annuity (“Stagecoach”)
Advanced Series Protector (“AS Protector”)	Wells Fargo Stagecoach Variable Annuity Flex (“Stagecoach
Advanced Series Variable Immediate Annuity (“ASVIA”)	Flex”)
Advanced Series XTra Credit (“XTra Credit”)	Wells Fargo Stagecoach Variable Annuity Plus (“Stagecoach
Advanced Series XTra Credit EIGHT (“XTra Credit EIGHT”)	VA+”)
Advanced Series XTra Credit FOUR (“XTtra Credit FOUR”)

The Contracts may be used as an investment vehicle for “qualified” investments, including an IRA, SEP-IRA, Roth IRA or Tax Sheltered Annuity (or 403(b)) or as an investment vehicle for “non-qualified” investments. When a Contract is purchased as a “qualified” investment, it does not provide any tax advantages in addition to the preferential treatment already available under the Internal Revenue Code.
The Contracts offer the option to invest in various subaccounts listed below, each of which invests in a corresponding portfolio of either The Prudential Series Fund, the Advanced Series Trust or one of the non-Prudential administered funds (collectively, the “Portfolios”). Investment options vary by Contract.

A81

Note 1:	General (continued)

The corresponding subaccount names are as follows:

AST Goldman Sachs Large-Cap Value Portfolio	ProFund VP Real Estate
AST T. Rowe Price Large-Cap Growth Portfolio	ProFund VP Rising Rates Opportunity
AST Government Money Market Portfolio	ProFund VP NASDAQ-100
AST Cohen & Steers Realty Portfolio	ProFund VP Semiconductor
AST J.P. Morgan Strategic Opportunities Portfolio	ProFund VP Small-Cap Growth
AST T. Rowe Price Large-Cap Value Portfolio	ProFund VP Short Mid-Cap
AST High Yield Portfolio	ProFund VP Short NASDAQ-100
AST Small-Cap Growth Opportunities Portfolio	ProFund VP Short Small-Cap
AST WEDGE Capital Mid-Cap Value Portfolio	ProFund VP Small-Cap Value
AST Small-Cap Value Portfolio	ProFund VP Technology
AST Goldman Sachs Mid-Cap Growth Portfolio	ProFund VP Telecommunications
AST Goldman Sachs Small-Cap Value Portfolio	ProFund VP UltraMid-Cap
AST Hotchkis & Wiley Large-Cap Value Portfolio	ProFund VP UltraNASDAQ-100
AST Lord Abbett Core Fixed Income Portfolio*	ProFund VP UltraSmall-Cap
AST Loomis Sayles Large-Cap Growth Portfolio	ProFund VP Utilities
AST MFS Growth Portfolio	ProFund VP Large-Cap Growth
AST Neuberger Berman/LSV Mid-Cap Value Portfolio	ProFund VP Large-Cap Value
AST Small-Cap Growth Portfolio	Rydex VT Nova Fund
AST BlackRock Low Duration Bond Portfolio	Rydex VT NASDAQ-100® Fund
AST BlackRock/Loomis Sayles Bond Portfolio	Rydex VT Inverse S&P 500® Strategy Fund
AST QMA US Equity Alpha Portfolio	Invesco V.I. Health Care Fund (Series I) (formerly Invesco V.I.
AST T. Rowe Price Natural Resources Portfolio	Global Health Care Fund (Series I))
AST T. Rowe Price Asset Allocation Portfolio	Invesco V.I. Technology Fund (Series I)
AST International Value Portfolio	Wells Fargo VT Index Asset Allocation Fund (Class 2)
AST MFS Global Equity Portfolio	Wells Fargo VT International Equity Fund (Class 2)
AST J.P. Morgan International Equity Portfolio	Wells Fargo VT Small Cap Growth Fund (Class 2)
AST Templeton Global Bond Portfolio	AST Fidelity Institutional AM℠ Quantitative Portfolio (formerly
AST International Growth Portfolio	AST FI Pyramis Quantitative Portfolio)
AST Wellington Management Hedged Equity Portfolio	AST Prudential Growth Allocation Portfolio
AST Capital Growth Asset Allocation Portfolio	AST Advanced Strategies Portfolio
AST Academic Strategies Asset Allocation Portfolio	AST Investment Grade Bond Portfolio
AST Balanced Asset Allocation Portfolio	AST Bond Portfolio 2018**
AST Preservation Asset Allocation Portfolio	AST Bond Portfolio 2019
AST RCM World Trends Portfolio	AST Global Real Estate Portfolio
AST J.P. Morgan Global Thematic Portfolio	AST Parametric Emerging Markets Equity Portfolio
AST Goldman Sachs Multi-Asset Portfolio	AST Bond Portfolio 2020
AST Western Asset Core Plus Bond Portfolio	AST Jennison Large-Cap Growth Portfolio
Davis Value Portfolio	AST Bond Portfolio 2017**
Columbia Variable Portfolio - Asset Allocation Fund (Class 1)	AST Bond Portfolio 2021
Columbia Variable Portfolio - Small Company Growth	Wells Fargo VT Omega Growth Fund (Class 2)
Fund (Class 1)	Wells Fargo VT Omega Growth Fund (Class 1)
Prudential SP International Growth Portfolio (Class I)	Wells Fargo VT Small Cap Growth Fund (Class 1)
ProFund VP Asia 30	Wells Fargo VT International Equity Fund (Class 1)
ProFund VP Banks	AST Bond Portfolio 2022
ProFund VP Bear	AST Quantitative Modeling Portfolio
ProFund VP Biotechnology	AST BlackRock Global Strategies Portfolio
ProFund VP Basic Materials	Invesco V.I. Diversified Dividend Fund (Series I)
ProFund VP UltraBull	Columbia Variable Portfolio - U.S. Government Mortgage Fund
ProFund VP Bull	(Class 1)
ProFund VP Consumer Services	Columbia Variable Portfolio - Large Cap Growth Fund (Class 1)
ProFund VP Consumer Goods	Wells Fargo VT Opportunity Fund (Class 1)
ProFund VP Oil & Gas	Wells Fargo VT Opportunity Fund (Class 2)
ProFund VP Europe 30	AST Prudential Core Bond Portfolio
ProFund VP Financials	AST Bond Portfolio 2023
ProFund VP U.S. Government Plus	AST New Discovery Asset Allocation Portfolio
ProFund VP Health Care	AST Western Asset Emerging Markets Debt Portfolio
Access VP High Yield Fund	AST MFS Large-Cap Value Portfolio
ProFund VP Industrials	Invesco V.I. Mid Cap Growth Fund (Series I)
ProFund VP Internet	AST Bond Portfolio 2024
ProFund VP Japan	AST AQR Emerging Markets Equity Portfolio
ProFund VP Precious Metals	AST ClearBridge Dividend Growth Portfolio
ProFund VP Mid-Cap Growth	Columbia Variable Portfolio Government Money Market Fund
ProFund VP Mid-Cap Value	(Class 1)
ProFund VP Pharmaceuticals	Columbia Variable Portfolio - Income Opportunities Fund
(Class 1)

A82

Note 1:	General (continued)

AST AQR Large-Cap Portfolio	AST Bond Portfolio 2027
AST QMA Large-Cap Portfolio	NVIT Emerging Markets Fund (Class D)
AST Bond Portfolio 2025	AST Bond Portfolio 2028
AST Bond Portfolio 2026	AST Bond Portfolio 2029

* Subaccount was no longer available for investment as of December 31, 2018.
** Subaccount liquidated during the period ended December 31, 2018.

The following table sets forth the date at which a merger took place in the Account. The transfer from the removed subaccount to the surviving subaccount for the period ended December 31, 2018 is reflected in the Statements of Changes in Net Assets as net transfers between subaccount and purchases and sales in Note 5.

Merger Date	Removed Portfolio	Surviving Portfolio
September 14, 2018	AST Lord Abbett Core Fixed Income Portfolio	AST Western Asset Core Plus Bond Portfolio
The Portfolios are open-end management investment companies, and each portfolio of The Prudential Series Fund and the Advanced Series Trust is managed by affiliates of Prudential Annuities. Each subaccount of the Account indirectly bears exposure to the market, credit, and liquidity risks of the portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Portfolios. Additional information on these Portfolios is available upon request to the appropriate companies.
New sales of certain products which invest in the Account have been discontinued. However, premium payments made by contract owners will continue to be received by the Account.

Note 2:	Significant Accounting Policies
The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services-Investment Companies, which is part of the accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The most significant estimates relate to the valuation of investment in the Portfolios. Subsequent events have been evaluated through the date these financial statements were issued.
Investments-The investments in shares of the Portfolios are stated at the reported net asset value per share of the respective Portfolios, which is based on the fair value of the underlying securities in the respective Portfolios. All changes in fair value are recorded as net change in unrealized appreciation (depreciation) on investments in the Statements of Operations of the applicable subaccounts.
Security Transactions-Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold. Realized gains and losses on security transactions are determined based upon the first in, first out method of the investment sold.
Dividend Income and Distributions Received-Dividend and capital gain distributions received are reinvested in additional shares of the Portfolios and are recorded on the ex-distribution date.
Contracts in payout (annuitization) period-Net assets allocated to contracts in the payout period are computed according to the industry standard mortality tables. The assumed investment return varies by product version; 4 percent for Stabilized, 3 percent for Guaranteed, and from 3 percent to 7 percent as elected by the annuitant for Traditional.  Rates above 5 percent may be restricted in certain states. The mortality risk is fully borne by Prudential Annuities and may result in additional amounts being transferred into the Account by Prudential Annuities to cover greater longevity of annuitants than expected. A receivable is established for amounts due but not yet received. The amounts are included in “Contract owner net payments” on the Statements of Changes in Net Assets.

Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative fair value guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:
Level 1-Fair value is based on unadjusted quoted prices in active markets for identical assets or liabilities that the Account can access.
Level 2-Fair value is based on significant inputs, other than Level 1 inputs, that are observable for the investment, either directly or indirectly, for substantially the full term of the investment through corroboration with observable market data. Level 2 inputs include the reported net asset value per share of the underlying portfolio, quoted market prices in active markets for similar investments, quoted market prices in markets that are not active for identical or similar investments, and other market observable inputs.
Level 3-Fair value is based on at least one significant unobservable input for the investment, which may require significant judgment or estimation in determining the fair value.

As of December 31, 2018, management determined that the fair value inputs for all of the Account’s investments, which consist solely of investments in open-end mutual funds registered with the SEC, were considered Level 2.

Transfers between Fair Value Levels

During the period ended December 31, 2018, there were no transfers between fair value levels.

Note 4:	Taxes
Prudential Annuities is taxed as a “life insurance company” as defined by the Internal Revenue Code. The results of operations of the Account form a part of Prudential Financial’s consolidated federal tax return. No federal, state or local income taxes are payable by the Account. As such, no provision for tax liability has been recorded in these financial statements. Prudential Annuities management will review periodically the status of the policy in the event of changes in the tax law.

Note 5:	Purchases and Sales of Investments

The aggregate costs of purchases and proceeds from sales, excluding distributions received and reinvested, of investments in the Portfolios for the period ended December 31, 2018 were as follows:

	Purchases	Sales
AST Goldman Sachs Large-Cap Value Portfolio	$46,817,810	$166,315,108
AST T. Rowe Price Large-Cap Growth Portfolio	87,752,909	203,213,838
AST Government Money Market Portfolio	441,904,694	446,730,216
AST Cohen & Steers Realty Portfolio	13,999,497	47,712,224
AST J.P. Morgan Strategic Opportunities Portfolio	73,506,308	270,232,213
AST T. Rowe Price Large-Cap Value Portfolio	25,295,593	32,064,619
AST High Yield Portfolio	63,258,447	116,439,456
AST Small-Cap Growth Opportunities Portfolio	28,559,923	69,502,604
AST WEDGE Capital Mid-Cap Value Portfolio	10,459,663	28,542,371
AST Small-Cap Value Portfolio	22,057,068	64,393,550
AST Goldman Sachs Mid-Cap Growth Portfolio	48,849,902	149,933,496
AST Goldman Sachs Small-Cap Value Portfolio	24,577,420	69,927,990
AST Hotchkis & Wiley Large-Cap Value Portfolio	33,810,534	70,236,348
AST Lord Abbett Core Fixed Income Portfolio	30,589,375	293,240,252
AST Loomis Sayles Large-Cap Growth Portfolio	31,680,506	233,320,751
AST MFS Growth Portfolio	26,805,545	65,655,142
AST Neuberger Berman/LSV Mid-Cap Value Portfolio	25,553,430	88,968,104
AST Small-Cap Growth Portfolio	30,874,923	56,344,555

A83

Note 5:	Purchases and Sales of Investments (continued)

	Purchases	Sales
AST BlackRock Low Duration Bond Portfolio	$38,513,539	$92,723,956
AST BlackRock/Loomis Sayles Bond Portfolio	100,080,168	341,404,202
AST QMA US Equity Alpha Portfolio	25,770,587	66,526,565
AST T. Rowe Price Natural Resources Portfolio	22,071,158	63,872,530
AST T. Rowe Price Asset Allocation Portfolio	215,464,321	680,565,977
AST International Value Portfolio	15,145,164	33,871,111
AST MFS Global Equity Portfolio	34,904,576	88,283,871
AST J.P. Morgan International Equity Portfolio	28,178,281	55,303,181
AST Templeton Global Bond Portfolio	17,464,451	49,277,891
AST International Growth Portfolio	36,927,365	80,024,245
AST Wellington Management Hedged Equity Portfolio	44,564,897	139,678,465
AST Capital Growth Asset Allocation Portfolio	381,098,805	1,155,133,813
AST Academic Strategies Asset Allocation Portfolio	137,553,441	687,609,293
AST Balanced Asset Allocation Portfolio	217,592,112	641,403,054
AST Preservation Asset Allocation Portfolio	178,110,434	514,114,717
AST RCM World Trends Portfolio	75,995,334	288,537,822
AST J.P. Morgan Global Thematic Portfolio	69,817,111	207,006,283
AST Goldman Sachs Multi-Asset Portfolio	66,893,184	249,137,673
AST Western Asset Core Plus Bond Portfolio	309,749,721	221,325,758
Davis Value Portfolio	19,165	112,874
Columbia Variable Portfolio - Asset Allocation Fund (Class 1)	99,737	526,712
Columbia Variable Portfolio - Small Company Growth Fund (Class 1)	59	75,672
Prudential SP International Growth Portfolio (Class I)	1,513,395	2,259,777
ProFund VP Asia 30	3,135,967	5,691,377
ProFund VP Banks	16,112,192	18,670,425
ProFund VP Bear	21,842,648	21,875,386
ProFund VP Biotechnology	19,942,907	22,795,315
ProFund VP Basic Materials	3,703,101	6,221,867
ProFund VP UltraBull	58,225,598	59,613,964
ProFund VP Bull	173,763,412	179,040,984
ProFund VP Consumer Services	8,238,299	9,230,088
ProFund VP Consumer Goods	2,075,037	4,718,314
ProFund VP Oil & Gas	9,959,151	12,979,655
ProFund VP Europe 30	53,878,289	57,139,226
ProFund VP Financials	4,573,589	11,033,460
ProFund VP U.S. Government Plus	80,075,626	81,023,475
ProFund VP Health Care	11,935,044	15,030,187
Access VP High Yield Fund	8,288,952	12,214,543
ProFund VP Industrials	3,453,253	9,301,833
ProFund VP Internet	12,956,968	14,226,013
ProFund VP Japan	3,537,424	4,732,971
ProFund VP Precious Metals	28,210,652	29,150,804
ProFund VP Mid-Cap Growth	14,350,841	19,258,780
ProFund VP Mid-Cap Value	5,999,774	9,747,759
ProFund VP Pharmaceuticals	13,274,238	14,375,998
ProFund VP Real Estate	5,873,196	6,406,504
ProFund VP Rising Rates Opportunity	22,841,550	23,127,084
ProFund VP NASDAQ-100	126,073,491	130,457,358
ProFund VP Semiconductor	5,214,982	6,669,909
ProFund VP Small-Cap Growth	16,437,292	21,976,703
ProFund VP Short Mid-Cap	3,424,288	3,133,616
ProFund VP Short NASDAQ-100	26,607,686	26,635,358
ProFund VP Short Small-Cap	15,702,810	14,637,843
ProFund VP Small-Cap Value	11,443,524	13,812,455
ProFund VP Technology	4,169,032	5,147,731
ProFund VP Telecommunications	3,781,466	5,173,945
ProFund VP UltraMid-Cap	141,908,678	145,829,422

A84

Note 5:	Purchases and Sales of Investments (continued)

	Purchases	Sales
ProFund VP UltraNASDAQ-100	$205,305,854	$210,404,783
ProFund VP UltraSmall-Cap	32,008,506	34,687,090
ProFund VP Utilities	15,252,746	20,626,210
ProFund VP Large-Cap Growth	16,682,778	23,259,665
ProFund VP Large-Cap Value	7,698,615	11,324,382
Rydex VT Nova Fund	16,329	209,034
Rydex VT NASDAQ-100® Fund	2,708	1,283,493
Rydex VT Inverse S&P 500® Strategy Fund	2,001	2,086
Invesco V.I. Health Care Fund (Series I)	2,987,343	7,747,736
Invesco V.I. Technology Fund (Series I)	2,447,836	5,967,723
Wells Fargo VT Index Asset Allocation Fund (Class 2)	99,161	3,561,679
Wells Fargo VT International Equity Fund (Class 2)	8,528	56,628
Wells Fargo VT Small Cap Growth Fund (Class 2)	14,845	187,427
AST Fidelity Institutional AM℠ Quantitative Portfolio	95,475,803	355,683,168
AST Prudential Growth Allocation Portfolio	437,412,721	1,548,632,001
AST Advanced Strategies Portfolio	145,069,669	453,332,350
AST Investment Grade Bond Portfolio	3,086,222,612	1,010,204,223
AST Bond Portfolio 2018	4,363,324	72,411,919
AST Bond Portfolio 2019	70,756,527	27,400,874
AST Global Real Estate Portfolio	5,151,837	15,833,489
AST Parametric Emerging Markets Equity Portfolio	28,453,312	52,065,530
AST Bond Portfolio 2020	19,899,979	26,619,004
AST Jennison Large-Cap Growth Portfolio	29,683,705	43,238,644
AST Bond Portfolio 2017	—	130,574
AST Bond Portfolio 2021	24,211,403	36,174,085
Wells Fargo VT Omega Growth Fund (Class 2)	12,983	298,981
Wells Fargo VT Omega Growth Fund (Class 1)	2,785,862	6,239,156
Wells Fargo VT Small Cap Growth Fund (Class 1)	5,474,106	6,324,998
Wells Fargo VT International Equity Fund (Class 1)	1,462,315	4,133,366
AST Bond Portfolio 2022	17,350,718	25,712,409
AST Quantitative Modeling Portfolio	31,032,719	52,359,411
AST BlackRock Global Strategies Portfolio	26,982,163	57,924,120
Invesco V.I. Diversified Dividend Fund (Series I)	3,153,882	8,604,816
Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 1)	106	245,394
Columbia Variable Portfolio - Large Cap Growth Fund (Class 1)	15,523	524,060
Wells Fargo VT Opportunity Fund (Class 1)	93,331	260,743
Wells Fargo VT Opportunity Fund (Class 2)	4,228	790,489
AST Prudential Core Bond Portfolio	33,867,695	43,925,499
AST Bond Portfolio 2023	15,667,882	14,788,198
AST New Discovery Asset Allocation Portfolio	17,459,356	47,470,158
AST Western Asset Emerging Markets Debt Portfolio	579,147	1,690,772
AST MFS Large-Cap Value Portfolio	17,113,489	42,913,902
Invesco V.I. Mid Cap Growth Fund (Series I)	3,485,458	4,509,359
AST Bond Portfolio 2024	61,616,198	50,639,939
AST AQR Emerging Markets Equity Portfolio	2,093,809	3,293,529
AST ClearBridge Dividend Growth Portfolio	13,843,390	32,595,226
Columbia Variable Portfolio Government Money Market Fund (Class 1)	578,676	735,550
Columbia Variable Portfolio - Income Opportunities Fund (Class 1)	60	13,295
AST AQR Large-Cap Portfolio	1,351,867	2,084,574
AST QMA Large-Cap Portfolio	1,154,338	1,652,834
AST Bond Portfolio 2025	109,498,051	29,354,945
AST Bond Portfolio 2026	89,406,548	102,326,494
AST Bond Portfolio 2027	136,787,446	155,070,271
NVIT Emerging Markets Fund (Class D)	6,190,869	10,918,135
AST Bond Portfolio 2028	85,924,064	48,412,054
AST Bond Portfolio 2029	10,905,650	3,621,828

A85

Note 6:	Related Party Transactions

The Account has extensive transactions and relationships with Prudential Annuities and other affiliates. Due to these relationships, it is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties. Prudential Financial and its affiliates perform various services on behalf of the portfolios of The Prudential Series Fund and the Advanced Series Trust in which the Account invests and may receive fees for the services performed. These services include, among other things, investment management, subadvisory, shareholder communications, postage, transfer agency and various other record keeping, administrative and customer service functions.
The Prudential Series Fund has entered into a management agreement with PGIM Investments LLC (“PGIM Investments”), and the Advanced Series Trust has entered into a management agreement with PGIM Investments and AST Investment Services, Inc., both indirect, wholly-owned subsidiaries of Prudential Financial (together, the “Investment Managers”). Pursuant to these agreements, the Investment Managers have responsibility for all investment advisory services and supervise the subadvisers’ performance of such services with respect to each portfolio of The Prudential Series Fund and the Advanced Series Trust. The Investment Managers have entered into subadvisory agreements with several subadvisers, including PGIM, Inc., Jennison Associates LLC, and Quantitative Management Associates LLC, each of which are indirect, wholly-owned subsidiaries of Prudential Financial.
The Prudential Series Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), an indirect, wholly-owned subsidiary of Prudential Financial, which acts as the distributor of the Class I and Class II shares of the portfolios of The Prudential Series Fund. No distribution or service (12b-1) fees are paid to PIMS as distributor of the Class I shares of the portfolios of The Prudential Series Fund, which is the class of shares owned by the Account.
The Advanced Series Trust has a distribution agreement with Prudential Annuities Distributors, Inc. (“PAD”), an indirect, wholly-owned subsidiary of Prudential Financial, which acts as the distributor of the shares of each portfolio of the Advanced Series Trust. Distribution and service fees are paid to PAD by most portfolios of the Advanced Series Trust.
Prudential Mutual Fund Services LLC, an affiliate of the Investment Managers and an indirect, wholly-owned subsidiary of Prudential Financial, serves as the transfer agent of each portfolio of The Prudential Series Fund and the Advanced Series Trust.
Certain charges and fees for the portfolios of The Prudential Series Fund and the Advanced Series Trust may be waived and/or reimbursed by Prudential Annuities and its affiliates. Prudential Annuities and its affiliates reserve the right to discontinue these waivers/reimbursements at its discretion, subject to the contractual obligations of Prudential Annuities and its affiliates.
See The Prudential Series Fund and the Advanced Series Trust financial statements for further discussion of such expense and waiver/reimbursement agreements. The Account indirectly bears the expenses of the underlying portfolios of The Prudential Series Fund and the Advanced Series Trust in which it invests, including the related party expenses disclosed above.
In 2016, Prudential Financial self-reported to the SEC and the U.S. Department of Labor (“DOL”), and notified other regulators, that in some cases it failed to maximize securities lending income for the benefit of certain portfolios of The Prudential Series Fund and the Advanced Series Trust due to a long-standing restriction benefitting Prudential Financial that limited the availability of loanable securities. Prudential Financial removed the restriction and implemented a remediation plan for the benefit of customers. As part of Prudential Financial’s review of this matter, in 2018 it further self-reported to the SEC, and notified other regulators, that in some cases it failed to timely process foreign tax reclaims for certain portfolios of The Prudential Series Fund and the Advanced Series Trust. Prudential Financial has corrected the foreign tax reclaim process and is implementing a remediation plan for the benefit of customers. The DOL’s review of the securities lending matter is closed. Prudential Financial is cooperating with the SEC in its review of the securities lending and foreign tax reclaim matters (which includes a review of the remediation plans) and has entered into discussions with the SEC staff regarding a possible settlement of the securities lending matter that would potentially involve charges under the Investment Advisers Act and financial remedies.

A86

Note 7:	Financial Highlights

Prudential Annuities sells a number of variable annuity products that are funded by the Account. These products have unique combinations of features and fees that are charged against the contract owner’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.
In the table below, the units, the net assets, the investment income ratio, and the ranges of lowest to highest unit values, expense ratios, and total returns are presented for the products offered by Prudential Annuities and funded by the Account. Only product designs within each subaccount that had units outstanding during the respective periods were considered when determining the ranges. The summary may not reflect the minimum and maximum contract charges offered by Prudential Annuities as contract owners may not have selected all available and applicable Contract options.

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Goldman Sachs Large-Cap Value Portfolio
December 31, 2018	23,441	$12.70	to	$47.77	$545,935	0.00%	0.65%	to	3.05%	-11.33%	to	-9.12%
December 31, 2017	28,413	$14.28	to	$52.56	$717,224	0.00%	0.65%	to	3.05%	6.41%	to	9.03%
December 31, 2016	30,849	$13.38	to	$48.21	$704,432	0.00%	0.65%	to	3.05%	8.15%	to	10.82%
December 31, 2015	36,629	$12.33	to	$43.80	$750,609	0.00%	0.65%	to	3.05%	-7.53%	to	-5.24%
December 31, 2014	31,645	$13.30	to	$46.58	$689,167	0.00%	0.65%	to	3.05%	9.68%	to	12.40%

	AST T. Rowe Price Large-Cap Growth Portfolio
December 31, 2018	15,215	$17.56	to	$50.22	$519,986	0.00%	0.65%	to	3.05%	0.68%	to	3.19%
December 31, 2017	19,217	$17.29	to	$48.67	$608,038	0.00%	0.65%	to	3.05%	33.69%	to	36.99%
December 31, 2016	23,078	$12.83	to	$35.52	$496,241	0.00%	0.65%	to	3.05%	-0.43%	to	2.03%
December 31, 2015	28,516	$12.78	to	$34.82	$593,644	0.00%	0.65%	to	3.05%	6.24%	to	8.87%
December 31, 2014	30,989	$11.93	to	$31.98	$587,850	0.00%	0.65%	to	3.05%	5.04%	to	7.64%

	AST Government Money Market Portfolio
December 31, 2018	43,995	$7.54	to	$14.86	$498,582	1.29%	0.65%	to	3.05%	-1.81%	to	0.64%
December 31, 2017	45,354	$7.68	to	$14.77	$497,232	0.33%	0.65%	to	3.05%	-2.71%	to	-0.31%
December 31, 2016	53,816	$7.90	to	$14.82	$583,214	0.00%	0.65%	to	3.05%	-3.04%	to	-0.65%
December 31, 2015	59,878	$8.14	to	$14.91	$653,395	0.00%	0.65%	to	3.05%	-3.05%	to	-0.65%
December 31, 2014	67,305	$8.40	to	$15.01	$736,674	0.00%	0.65%	to	3.05%	-3.05%	to	-0.65%

	AST Cohen & Steers Realty Portfolio
December 31, 2018	2,630	$18.46	to	$48.41	$106,002	0.00%	0.65%	to	3.05%	-7.68%	to	-5.38%
December 31, 2017	3,435	$19.94	to	$51.16	$145,631	0.00%	0.65%	to	3.05%	3.01%	to	5.56%
December 31, 2016	3,928	$19.29	to	$48.47	$158,082	0.00%	0.65%	to	3.05%	1.63%	to	4.13%
December 31, 2015	4,445	$18.93	to	$46.54	$172,079	0.00%	0.65%	to	3.05%	1.65%	to	4.16%
December 31, 2014	5,273	$18.56	to	$44.69	$196,643	0.00%	0.65%	to	3.05%	26.92%	to	30.06%

	AST J.P. Morgan Strategic Opportunities Portfolio
December 31, 2018	32,036	$11.38	to	$32.88	$609,931	0.00%	0.65%	to	3.05%	-8.04%	to	-5.75%
December 31, 2017	43,506	$12.35	to	$34.89	$844,160	0.00%	0.65%	to	3.05%	8.73%	to	11.41%
December 31, 2016	51,382	$11.34	to	$31.31	$845,591	0.00%	0.65%	to	3.05%	0.68%	to	3.16%
December 31, 2015	60,205	$11.24	to	$30.35	$945,927	0.00%	0.65%	to	3.05%	-3.23%	to	-0.83%
December 31, 2014	69,641	$11.59	to	$30.61	$1,109,218	0.00%	0.65%	to	3.05%	2.23%	to	4.76%

	AST T. Rowe Price Large-Cap Value Portfolio
December 31, 2018	4,142	$12.28	to	$23.50	$75,127	0.00%	0.65%	to	3.05%	-12.48%	to	-10.30%
December 31, 2017	4,448	$13.99	to	$26.26	$90,219	0.00%	0.65%	to	3.05%	13.01%	to	15.80%
December 31, 2016	4,705	$12.34	to	$22.74	$82,219	0.00%	0.65%	to	3.05%	2.90%	to	5.44%
December 31, 2015	5,581	$11.95	to	$21.62	$92,796	0.00%	0.65%	to	3.05%	-8.93%	to	-6.67%
December 31, 2014	7,116	$13.09	to	$23.22	$127,679	0.00%	0.65%	to	3.05%	-1.54%	to	0.90%

	AST High Yield Portfolio
December 31, 2018	5,738	$13.33	to	$31.77	$138,111	0.00%	0.65%	to	3.05%	-4.99%	to	-2.63%
December 31, 2017	7,950	$13.99	to	$32.62	$194,209	0.00%	0.65%	to	3.05%	4.20%	to	6.77%
December 31, 2016	9,501	$13.38	to	$30.55	$212,196	0.00%	0.65%	to	3.05%	11.89%	to	14.65%
December 31, 2015	9,407	$11.69	to	$26.65	$183,209	0.00%	0.65%	to	3.05%	-6.50%	to	-4.19%
December 31, 2014	12,386	$12.48	to	$27.82	$249,186	0.00%	0.65%	to	3.05%	-0.57%	to	1.89%

A87

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Small-Cap Growth Opportunities Portfolio
December 31, 2018	7,441	$17.87	to	$46.11	$189,953	0.00%	0.65%	to	3.05%	-13.58%	to	-11.43%
December 31, 2017	8,622	$20.61	to	$52.19	$251,830	0.00%	0.65%	to	3.05%	23.81%	to	26.86%
December 31, 2016	9,808	$16.59	to	$41.24	$225,040	0.00%	0.65%	to	3.05%	4.42%	to	7.00%
December 31, 2015	11,344	$15.84	to	$38.64	$246,195	0.00%	0.65%	to	3.05%	-1.76%	to	0.68%
December 31, 2014	13,633	$16.08	to	$38.48	$295,248	0.00%	0.65%	to	3.05%	1.74%	to	4.26%

	AST WEDGE Capital Mid-Cap Value Portfolio
December 31, 2018	2,380	$16.32	to	$32.85	$58,213	0.00%	0.65%	to	3.05%	-19.09%	to	-17.07%
December 31, 2017	3,003	$20.10	to	$39.71	$88,731	0.00%	0.65%	to	3.05%	14.93%	to	17.76%
December 31, 2016	3,333	$17.44	to	$33.81	$83,455	0.00%	0.65%	to	3.05%	10.53%	to	13.25%
December 31, 2015	3,743	$15.73	to	$29.93	$83,288	0.00%	0.65%	to	3.05%	-9.46%	to	-7.22%
December 31, 2014	4,943	$17.32	to	$32.34	$118,992	0.00%	0.65%	to	3.05%	11.46%	to	14.22%

	AST Small-Cap Value Portfolio
December 31, 2018	5,928	$16.54	to	$45.02	$192,079	0.00%	0.65%	to	3.05%	-19.62%	to	-17.62%
December 31, 2017	6,985	$20.52	to	$54.65	$273,950	0.00%	0.65%	to	3.05%	4.08%	to	6.65%
December 31, 2016	7,880	$19.65	to	$51.24	$289,355	0.00%	0.65%	to	3.05%	25.27%	to	28.36%
December 31, 2015	9,217	$15.64	to	$39.92	$264,744	0.00%	0.65%	to	3.05%	-7.23%	to	-4.93%
December 31, 2014	11,173	$16.81	to	$41.99	$331,797	0.00%	0.65%	to	3.05%	2.06%	to	4.58%

	AST Goldman Sachs Mid-Cap Growth Portfolio
December 31, 2018	26,547	$9.10	to	$38.68	$385,253	0.00%	0.65%	to	3.05%	-7.28%	to	-4.97%
December 31, 2017	32,135	$9.74	to	$40.81	$501,919	0.00%	0.65%	to	3.05%	23.23%	to	26.27%
December 31, 2016	35,196	$7.84	to	$32.40	$437,212	0.00%	0.65%	to	3.05%	-1.45%	to	0.98%
December 31, 2015	40,902	$7.89	to	$32.17	$511,363	0.00%	0.65%	to	3.05%	-8.56%	to	-6.30%
December 31, 2014	17,204	$8.56	to	$34.42	$270,287	0.00%	0.65%	to	3.05%	8.13%	to	10.80%

	AST Goldman Sachs Small-Cap Value Portfolio
December 31, 2018	3,453	$18.07	to	$59.23	$139,768	0.00%	0.65%	to	3.05%	-16.70%	to	-14.63%
December 31, 2017	4,501	$22.58	to	$69.38	$209,088	0.00%	0.65%	to	3.05%	8.78%	to	11.46%
December 31, 2016	5,051	$20.69	to	$62.25	$208,348	0.00%	0.65%	to	3.05%	20.53%	to	23.50%
December 31, 2015	5,760	$17.12	to	$50.40	$192,853	0.00%	0.65%	to	3.05%	-8.38%	to	-6.11%
December 31, 2014	6,815	$18.62	to	$53.68	$242,872	0.00%	0.65%	to	3.05%	3.93%	to	6.50%

	AST Hotchkis & Wiley Large-Cap Value Portfolio
December 31, 2018	9,572	$13.32	to	$41.43	$214,521	0.00%	0.65%	to	3.05%	-16.79%	to	-14.71%
December 31, 2017	11,149	$15.96	to	$48.58	$287,726	0.00%	0.65%	to	3.05%	15.57%	to	18.42%
December 31, 2016	12,782	$13.77	to	$41.02	$270,244	0.00%	0.65%	to	3.05%	16.24%	to	19.11%
December 31, 2015	14,288	$11.81	to	$34.44	$250,478	0.00%	0.65%	to	3.05%	-10.65%	to	-8.43%
December 31, 2014	18,558	$13.18	to	$37.61	$349,899	0.00%	0.65%	to	3.05%	10.28%	to	13.01%

	AST Lord Abbett Core Fixed Income Portfolio (expired September 14, 2018)
December 31, 2018	—	$11.15	to	$20.77	$—	0.00%	0.65%	to	3.05%	-3.73%	to	-2.04%
December 31, 2017	14,713	$11.57	to	$21.20	$266,912	0.00%	0.65%	to	3.05%	0.21%	to	2.68%
December 31, 2016	16,080	$11.52	to	$20.65	$285,072	0.00%	0.65%	to	3.05%	-0.52%	to	1.94%
December 31, 2015	17,421	$12.31	to	$20.26	$303,985	0.00%	0.65%	to	3.05%	-3.62%	to	-1.23%
December 31, 2014	17,718	$12.74	to	$20.51	$312,815	0.00%	0.65%	to	3.05%	3.14%	to	5.70%

	AST Loomis Sayles Large-Cap Growth Portfolio
December 31, 2018	23,113	$19.54	to	$47.56	$765,763	0.00%	0.65%	to	3.05%	-5.67%	to	-3.32%
December 31, 2017	29,004	$20.55	to	$49.19	$981,815	0.00%	0.65%	to	3.05%	28.95%	to	32.13%
December 31, 2016	35,250	$15.81	to	$37.23	$888,257	0.00%	0.65%	to	3.05%	2.36%	to	4.89%
December 31, 2015	40,180	$15.05	to	$35.50	$969,280	0.00%	0.65%	to	3.05%	6.71%	to	9.36%
December 31, 2014	50,224	$14.07	to	$32.46	$1,088,141	0.00%	0.65%	to	3.05%	7.22%	to	9.87%

	AST MFS Growth Portfolio
December 31, 2018	9,277	$14.77	to	$33.75	$195,746	0.00%	0.65%	to	3.05%	-0.98%	to	1.48%
December 31, 2017	10,885	$14.80	to	$33.34	$227,748	0.00%	0.65%	to	3.05%	26.73%	to	29.86%
December 31, 2016	12,479	$11.58	to	$25.74	$199,926	0.00%	0.65%	to	3.05%	-1.19%	to	1.25%
December 31, 2015	14,228	$11.62	to	$25.48	$226,848	0.00%	0.65%	to	3.05%	3.96%	to	6.53%
December 31, 2014	16,817	$11.09	to	$23.98	$255,131	0.00%	0.65%	to	3.05%	5.39%	to	8.00%

A88

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Neuberger Berman/LSV Mid-Cap Value Portfolio
December 31, 2018	6,356	$15.60	to	$67.55	$267,239	0.00%	0.65%	to	3.05%	-19.01%	to	-16.99%
December 31, 2017	7,778	$20.80	to	$81.37	$384,829	0.00%	0.65%	to	3.05%	10.33%	to	13.05%
December 31, 2016	8,644	$18.79	to	$71.98	$374,923	0.00%	0.65%	to	3.05%	14.63%	to	17.46%
December 31, 2015	9,488	$15.13	to	$61.28	$353,702	0.00%	0.65%	to	3.05%	-8.52%	to	-6.25%
December 31, 2014	11,696	$16.51	to	$65.37	$455,842	0.00%	0.65%	to	3.05%	10.77%	to	13.51%

	AST Small-Cap Growth Portfolio
December 31, 2018	4,256	$18.29	to	$47.93	$126,575	0.00%	0.65%	to	3.05%	-11.21%	to	-9.00%
December 31, 2017	5,038	$21.29	to	$52.68	$163,901	0.00%	0.65%	to	3.05%	20.15%	to	23.11%
December 31, 2016	5,459	$17.62	to	$42.79	$143,792	0.00%	0.65%	to	3.05%	8.67%	to	11.35%
December 31, 2015	6,461	$15.68	to	$38.43	$150,974	0.00%	0.65%	to	3.05%	-2.29%	to	0.13%
December 31, 2014	6,896	$16.01	to	$38.38	$162,004	0.00%	0.65%	to	3.05%	0.65%	to	3.14%

	AST BlackRock Low Duration Bond Portfolio
December 31, 2018	19,133	$8.96	to	$20.39	$272,437	0.00%	0.65%	to	3.05%	-2.35%	to	0.09%
December 31, 2017	22,957	$9.18	to	$20.37	$324,560	0.00%	0.65%	to	3.05%	-1.39%	to	1.05%
December 31, 2016	24,854	$9.31	to	$20.16	$347,994	0.00%	0.65%	to	3.05%	-1.46%	to	0.98%
December 31, 2015	28,232	$9.44	to	$19.97	$392,452	0.00%	0.65%	to	3.05%	-2.58%	to	-0.17%
December 31, 2014	34,413	$9.70	to	$20.00	$472,442	0.00%	0.65%	to	3.05%	-3.14%	to	-0.75%

	AST BlackRock/Loomis Sayles Bond Portfolio
December 31, 2018	53,191	$10.90	to	$30.20	$972,143	0.00%	0.65%	to	3.05%	-3.71%	to	-1.31%
December 31, 2017	67,284	$11.30	to	$30.60	$1,223,685	0.00%	0.65%	to	3.05%	1.19%	to	3.68%
December 31, 2016	70,181	$11.14	to	$29.51	$1,214,178	0.00%	0.65%	to	3.05%	1.06%	to	3.55%
December 31, 2015	80,127	$11.00	to	$28.50	$1,334,242	0.00%	0.65%	to	3.05%	-5.09%	to	-2.74%
December 31, 2014	98,250	$11.57	to	$29.30	$1,680,168	0.00%	0.65%	to	3.05%	1.05%	to	3.55%

	AST QMA US Equity Alpha Portfolio
December 31, 2018	5,575	$16.17	to	$34.19	$147,401	0.00%	0.65%	to	3.05%	-11.03%	to	-8.82%
December 31, 2017	7,106	$18.02	to	$37.65	$201,546	0.00%	0.65%	to	3.05%	18.53%	to	21.46%
December 31, 2016	7,871	$15.08	to	$31.12	$178,788	0.00%	0.65%	to	3.05%	11.35%	to	14.10%
December 31, 2015	8,319	$13.43	to	$27.39	$166,852	0.00%	0.65%	to	3.05%	-0.06%	to	2.41%
December 31, 2014	9,587	$13.33	to	$26.85	$189,183	0.00%	0.65%	to	3.05%	13.64%	to	16.45%

	AST T. Rowe Price Natural Resources Portfolio
December 31, 2018	3,167	$10.22	to	$50.70	$87,937	0.00%	0.65%	to	3.05%	-19.21%	to	-17.20%
December 31, 2017	4,768	$12.61	to	$61.23	$149,316	0.00%	0.65%	to	3.05%	6.95%	to	9.59%
December 31, 2016	5,286	$11.76	to	$55.87	$146,743	0.00%	0.65%	to	3.05%	20.82%	to	23.81%
December 31, 2015	5,865	$9.70	to	$45.13	$130,865	0.00%	0.65%	to	3.05%	-21.72%	to	-19.78%
December 31, 2014	7,167	$12.35	to	$56.25	$197,593	0.00%	0.65%	to	3.05%	-11.16%	to	-8.96%

	AST T. Rowe Price Asset Allocation Portfolio
December 31, 2018	84,099	$13.60	to	$45.70	$2,051,356	0.00%	0.65%	to	3.05%	-8.23%	to	-5.95%
December 31, 2017	106,379	$14.79	to	$48.59	$2,636,866	0.00%	0.65%	to	3.05%	11.90%	to	14.66%
December 31, 2016	121,958	$13.19	to	$42.38	$2,484,301	0.00%	0.65%	to	3.05%	4.27%	to	6.85%
December 31, 2015	132,312	$12.62	to	$39.66	$2,500,337	0.00%	0.65%	to	3.05%	-3.01%	to	-0.61%
December 31, 2014	118,931	$12.99	to	$39.91	$2,272,782	0.00%	0.65%	to	3.05%	2.65%	to	5.19%

	AST International Value Portfolio
December 31, 2018	6,036	$8.00	to	$22.63	$96,766	0.00%	0.65%	to	3.05%	-18.71%	to	-16.68%
December 31, 2017	7,226	$9.76	to	$27.23	$135,561	0.00%	0.65%	to	3.05%	19.08%	to	22.02%
December 31, 2016	7,932	$8.13	to	$22.37	$116,299	0.00%	0.65%	to	3.05%	-2.48%	to	-0.07%
December 31, 2015	8,816	$8.27	to	$22.45	$127,568	0.00%	0.65%	to	3.05%	-2.26%	to	0.16%
December 31, 2014	9,452	$8.39	to	$22.47	$137,520	0.00%	0.65%	to	3.05%	-9.55%	to	-7.31%

	AST MFS Global Equity Portfolio
December 31, 2018	6,422	$17.81	to	$34.13	$173,269	0.00%	0.65%	to	3.05%	-12.33%	to	-10.14%
December 31, 2017	8,303	$20.25	to	$38.08	$246,653	0.00%	0.65%	to	3.05%	20.07%	to	23.04%
December 31, 2016	8,903	$16.82	to	$31.03	$212,926	0.00%	0.65%	to	3.05%	3.85%	to	6.42%
December 31, 2015	10,587	$16.14	to	$29.23	$238,560	0.00%	0.65%	to	3.05%	-4.47%	to	-2.11%
December 31, 2014	11,157	$16.85	to	$29.93	$257,973	0.00%	0.65%	to	3.05%	0.47%	to	2.96%

A89

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST J.P. Morgan International Equity Portfolio
December 31, 2018	6,220	$8.91	to	$38.51	$133,179	0.00%	0.65%	to	3.05%	-20.00%	to	-18.01%
December 31, 2017	7,658	$11.45	to	$47.32	$191,305	0.00%	0.65%	to	3.05%	25.69%	to	28.79%
December 31, 2016	8,194	$9.04	to	$37.02	$149,957	0.00%	0.65%	to	3.05%	-1.17%	to	1.27%
December 31, 2015	9,609	$9.07	to	$36.84	$171,212	0.00%	0.65%	to	3.05%	-5.76%	to	-3.43%
December 31, 2014	10,518	$9.54	to	$38.43	$194,149	0.00%	0.65%	to	3.05%	-9.22%	to	-6.97%

	AST Templeton Global Bond Portfolio
December 31, 2018	7,412	$9.65	to	$19.90	$117,093	0.00%	0.65%	to	3.05%	-1.13%	to	1.33%
December 31, 2017	9,423	$9.73	to	$19.64	$146,224	0.00%	0.65%	to	3.05%	-1.06%	to	1.38%
December 31, 2016	9,497	$9.80	to	$19.37	$146,208	0.00%	0.65%	to	3.05%	1.18%	to	3.68%
December 31, 2015	10,711	$9.66	to	$18.68	$160,121	0.00%	0.65%	to	3.05%	-7.53%	to	-5.24%
December 31, 2014	13,173	$10.41	to	$19.71	$205,538	0.00%	0.65%	to	3.05%	-2.51%	to	-0.10%

	AST International Growth Portfolio
December 31, 2018	12,754	$8.87	to	$27.01	$282,893	0.00%	0.65%	to	3.05%	-15.99%	to	-13.90%
December 31, 2017	14,336	$14.08	to	$31.37	$371,248	0.00%	0.65%	to	3.05%	31.31%	to	34.55%
December 31, 2016	16,103	$10.69	to	$23.32	$310,842	0.00%	0.65%	to	3.05%	-6.71%	to	-4.40%
December 31, 2015	17,712	$11.42	to	$24.39	$360,041	0.00%	0.65%	to	3.05%	0.00%	to	2.48%
December 31, 2014	21,229	$11.39	to	$23.80	$414,735	0.00%	0.65%	to	3.05%	-8.41%	to	-6.14%

	AST Wellington Management Hedged Equity Portfolio
December 31, 2018	18,683	$11.15	to	$20.85	$262,215	0.00%	0.65%	to	3.05%	-7.91%	to	-5.62%
December 31, 2017	25,000	$12.08	to	$22.18	$371,661	0.00%	0.65%	to	3.05%	10.14%	to	12.86%
December 31, 2016	28,130	$10.95	to	$19.74	$369,268	0.00%	0.65%	to	3.05%	3.28%	to	5.83%
December 31, 2015	32,055	$10.58	to	$18.72	$398,202	0.00%	0.65%	to	3.05%	-3.66%	to	-1.28%
December 31, 2014	37,368	$10.96	to	$19.04	$475,936	0.00%	0.65%	to	3.05%	2.29%	to	4.82%

	AST Capital Growth Asset Allocation Portfolio
December 31, 2018	225,445	$13.06	to	$22.10	$3,713,437	0.00%	0.65%	to	3.05%	-9.09%	to	-6.83%
December 31, 2017	268,118	$14.34	to	$23.82	$4,739,094	0.00%	0.65%	to	3.05%	14.30%	to	17.12%
December 31, 2016	290,611	$12.52	to	$20.42	$4,366,613	0.00%	0.65%	to	3.05%	3.59%	to	6.14%
December 31, 2015	322,341	$12.06	to	$19.32	$4,568,948	0.00%	0.65%	to	3.05%	-2.53%	to	-0.12%
December 31, 2014	353,854	$12.35	to	$19.42	$5,062,625	0.00%	0.65%	to	3.05%	3.73%	to	6.30%

	AST Academic Strategies Asset Allocation Portfolio
December 31, 2018	108,321	$10.16	to	$16.68	$1,375,824	0.00%	0.65%	to	3.05%	-10.95%	to	-8.74%
December 31, 2017	147,946	$11.39	to	$18.35	$2,065,691	0.00%	0.65%	to	3.05%	9.16%	to	11.85%
December 31, 2016	164,069	$10.41	to	$16.47	$2,038,310	0.00%	0.65%	to	3.05%	3.10%	to	5.64%
December 31, 2015	189,678	$10.08	to	$15.65	$2,234,564	0.00%	0.65%	to	3.05%	-6.17%	to	-3.85%
December 31, 2014	233,965	$10.72	to	$16.35	$2,897,839	0.00%	0.65%	to	3.05%	0.65%	to	3.14%

	AST Balanced Asset Allocation Portfolio
December 31, 2018	134,640	$12.70	to	$20.12	$2,168,911	0.00%	0.65%	to	3.05%	-7.85%	to	-5.56%
December 31, 2017	158,749	$13.75	to	$21.39	$2,705,876	0.00%	0.65%	to	3.05%	11.41%	to	14.16%
December 31, 2016	175,198	$12.32	to	$18.81	$2,610,817	0.00%	0.65%	to	3.05%	3.06%	to	5.61%
December 31, 2015	192,366	$11.93	to	$17.88	$2,727,469	0.00%	0.65%	to	3.05%	-2.59%	to	-0.18%
December 31, 2014	213,350	$12.22	to	$17.99	$3,056,529	0.00%	0.65%	to	3.05%	3.27%	to	5.83%

	AST Preservation Asset Allocation Portfolio
December 31, 2018	96,607	$11.96	to	$17.11	$1,452,551	0.00%	0.65%	to	3.05%	-5.82%	to	-3.47%
December 31, 2017	117,509	$12.67	to	$17.80	$1,832,188	0.00%	0.65%	to	3.05%	6.78%	to	9.42%
December 31, 2016	129,995	$11.85	to	$16.33	$1,852,755	0.00%	0.65%	to	3.05%	2.32%	to	4.84%
December 31, 2015	146,324	$11.55	to	$15.64	$1,996,297	0.00%	0.65%	to	3.05%	-2.91%	to	-0.51%
December 31, 2014	168,147	$11.88	to	$15.79	$2,325,500	0.00%	0.65%	to	3.05%	2.55%	to	5.09%

	AST RCM World Trends Portfolio
December 31, 2018	45,095	$10.28	to	$17.54	$564,129	0.00%	0.65%	to	3.05%	-10.73%	to	-8.50%
December 31, 2017	60,889	$11.51	to	$19.25	$832,893	0.00%	0.65%	to	3.05%	12.70%	to	15.48%
December 31, 2016	65,646	$10.21	to	$16.74	$775,397	0.00%	0.65%	to	3.05%	1.63%	to	4.13%
December 31, 2015	75,872	$10.04	to	$15.71	$866,072	0.00%	0.65%	to	3.05%	-3.21%	to	-0.81%
December 31, 2014	73,708	$10.37	to	$15.87	$858,980	0.00%	0.65%	to	3.05%	1.93%	to	4.46%

A90

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST J.P. Morgan Global Thematic Portfolio
December 31, 2018	34,095	$11.79	to	$20.11	$475,317	0.00%	0.65%	to	3.05%	-10.21%	to	-7.98%
December 31, 2017	43,145	$13.08	to	$21.94	$655,139	0.00%	0.65%	to	3.05%	13.40%	to	16.20%
December 31, 2016	44,704	$11.50	to	$18.96	$583,431	0.00%	0.65%	to	3.05%	2.02%	to	4.53%
December 31, 2015	50,179	$11.24	to	$18.21	$631,139	0.00%	0.65%	to	3.05%	-4.07%	to	-1.69%
December 31, 2014	56,420	$11.68	to	$18.60	$728,979	0.00%	0.65%	to	3.05%	3.12%	to	5.67%

	AST Goldman Sachs Multi-Asset Portfolio
December 31, 2018	34,687	$10.63	to	$16.51	$435,238	0.00%	0.65%	to	3.05%	-9.91%	to	-7.67%
December 31, 2017	48,368	$11.76	to	$17.96	$657,150	0.00%	0.65%	to	3.05%	8.87%	to	11.55%
December 31, 2016	48,165	$10.77	to	$16.16	$585,983	0.00%	0.65%	to	3.05%	2.05%	to	4.57%
December 31, 2015	55,195	$10.52	to	$15.52	$646,785	0.00%	0.65%	to	3.05%	-3.93%	to	-1.55%
December 31, 2014	63,341	$10.92	to	$15.83	$761,420	0.00%	0.65%	to	3.05%	0.87%	to	3.37%

	AST Western Asset Core Plus Bond Portfolio
December 31, 2018	45,511	$11.05	to	$14.18	$590,429	0.00%	0.65%	to	3.05%	-5.26%	to	-2.90%
December 31, 2017	38,403	$11.64	to	$14.66	$512,988	0.00%	0.65%	to	3.05%	3.07%	to	5.62%
December 31, 2016	37,397	$11.27	to	$13.94	$473,796	0.00%	0.65%	to	3.05%	1.95%	to	4.47%
December 31, 2015	38,844	$11.12	to	$13.40	$473,697	0.00%	0.65%	to	3.05%	-1.85%	to	0.58%
December 31, 2014	40,755	$11.29	to	$13.37	$497,796	0.00%	0.65%	to	3.05%	3.93%	to	6.50%

	Davis Value Portfolio
December 31, 2018	43	$18.03	to	$24.03	$778	0.83%	1.40%	to	1.65%	-15.04%	to	-14.82%
December 31, 2017	47	$21.16	to	$28.28	$994	0.75%	1.40%	to	1.65%	20.61%	to	20.92%
December 31, 2016	52	$17.50	to	$23.45	$910	1.25%	1.40%	to	1.65%	10.04%	to	10.32%
December 31, 2015	60	$15.87	to	$21.31	$957	0.74%	1.40%	to	1.65%	-0.08%	to	0.17%
December 31, 2014	69	$15.84	to	$21.33	$1,094	0.87%	1.40%	to	1.65%	4.31%	to	4.57%

	Columbia Variable Portfolio - Asset Allocation Fund (Class 1)
December 31, 2018	113	$24.96	to	$24.96	$2,819	1.45%	1.00%	to	1.00%	-5.49%	to	-5.49%
December 31, 2017	128	$26.41	to	$26.41	$3,376	1.63%	1.00%	to	1.00%	14.47%	to	14.47%
December 31, 2016	146	$23.07	to	$23.07	$3,374	2.24%	1.00%	to	1.00%	4.31%	to	4.31%
December 31, 2015	173	$22.12	to	$22.12	$3,823	2.11%	1.00%	to	1.00%	0.06%	to	0.06%
December 31, 2014	196	$22.10	to	$22.10	$4,338	2.46%	1.00%	to	1.00%	8.95%	to	8.95%

	Columbia Variable Portfolio - Small Company Growth Fund (Class 1)
December 31, 2018	10	$37.95	to	$37.95	$369	0.00%	1.00%	to	1.00%	-2.74%	to	-2.74%
December 31, 2017	11	$39.02	to	$39.02	$446	0.00%	1.00%	to	1.00%	27.96%	to	27.96%
December 31, 2016	13	$30.49	to	$30.49	$388	0.00%	1.00%	to	1.00%	11.62%	to	11.62%
December 31, 2015	14	$27.32	to	$27.32	$371	0.00%	1.00%	to	1.00%	2.79%	to	2.79%
December 31, 2014	14	$26.58	to	$26.58	$380	0.00%	1.00%	to	1.00%	-5.59%	to	-5.59%

	Prudential SP International Growth Portfolio (Class I)
December 31, 2018	277	$12.07	to	$18.54	$4,355	0.00%	0.65%	to	2.75%	-15.22%	to	-13.38%
December 31, 2017	313	$14.24	to	$20.47	$5,739	0.00%	0.65%	to	2.75%	32.09%	to	34.93%
December 31, 2016	286	$10.78	to	$15.38	$3,895	0.00%	0.65%	to	2.75%	-6.23%	to	-4.21%
December 31, 2015	368	$11.50	to	$16.29	$5,260	0.00%	0.65%	to	2.75%	0.52%	to	2.70%
December 31, 2014	397	$11.44	to	$16.09	$5,552	0.00%	0.65%	to	2.75%	-8.31%	to	-6.33%

	ProFund VP Asia 30
December 31, 2018	285	$11.98	to	$28.03	$6,060	0.48%	0.65%	to	2.50%	-20.64%	to	-19.13%
December 31, 2017	381	$15.09	to	$34.74	$10,116	0.00%	0.65%	to	2.50%	29.57%	to	32.02%
December 31, 2016	396	$11.64	to	$26.38	$7,914	1.16%	0.65%	to	2.50%	-1.87%	to	-0.01%
December 31, 2015	455	$11.86	to	$26.45	$9,066	0.30%	0.65%	to	2.50%	-11.65%	to	-9.97%
December 31, 2014	549	$13.42	to	$29.46	$12,318	0.07%	0.65%	to	2.50%	-4.03%	to	-2.21%

	ProFund VP Banks
December 31, 2018	474	$6.39	to	$18.49	$3,870	0.40%	0.65%	to	2.50%	-19.96%	to	-18.43%
December 31, 2017	748	$7.98	to	$23.92	$7,511	0.22%	0.65%	to	2.50%	14.98%	to	17.15%
December 31, 2016	987	$6.94	to	$20.07	$8,514	0.27%	0.65%	to	2.50%	20.16%	to	22.43%
December 31, 2015	713	$5.78	to	$16.70	$5,068	0.21%	0.65%	to	2.50%	-2.92%	to	-1.08%
December 31, 2014	639	$5.24	to	$17.19	$4,619	0.09%	0.65%	to	2.75%	7.34%	to	9.66%

A91

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	ProFund VP Bear
December 31, 2018	1,452	$1.24	to	$2.19	$2,620	0.00%	0.65%	to	2.45%	1.49%	to	3.38%
December 31, 2017	1,570	$1.18	to	$2.11	$2,664	0.00%	0.65%	to	2.45%	-19.97%	to	-18.50%
December 31, 2016	2,069	$1.47	to	$2.59	$4,237	0.00%	0.65%	to	2.50%	-15.22%	to	-13.62%
December 31, 2015	2,306	$1.73	to	$3.00	$5,631	0.00%	0.65%	to	2.50%	-7.30%	to	-5.54%
December 31, 2014	2,386	$1.86	to	$3.18	$5,964	0.00%	0.65%	to	2.50%	-16.39%	to	-14.81%

	ProFund VP Biotechnology
December 31, 2018	279	$25.88	to	$53.76	$8,063	0.00%	0.65%	to	1.65%	-8.30%	to	-7.36%
December 31, 2017	364	$28.15	to	$58.18	$11,552	0.00%	0.65%	to	1.65%	20.53%	to	21.75%
December 31, 2016	373	$23.30	to	$47.90	$9,701	0.00%	0.65%	to	1.65%	-16.87%	to	-16.03%
December 31, 2015	549	$27.96	to	$57.19	$17,356	0.00%	0.65%	to	1.65%	1.60%	to	2.63%
December 31, 2014	724	$27.45	to	$55.87	$22,711	0.00%	0.65%	to	1.90%	27.26%	to	28.88%

	ProFund VP Basic Materials
December 31, 2018	270	$11.71	to	$23.25	$5,044	0.37%	0.65%	to	2.65%	-19.85%	to	-18.20%
December 31, 2017	387	$14.61	to	$28.49	$8,858	0.40%	0.65%	to	2.65%	19.71%	to	22.16%
December 31, 2016	469	$12.20	to	$23.38	$8,774	0.41%	0.65%	to	2.65%	15.36%	to	17.72%
December 31, 2015	397	$10.58	to	$19.91	$6,317	0.59%	0.65%	to	2.65%	-16.21%	to	-14.48%
December 31, 2014	522	$12.62	to	$23.34	$9,745	0.60%	0.65%	to	2.65%	-1.01%	to	1.03%

	ProFund VP UltraBull
December 31, 2018	361	$17.22	to	$38.18	$7,002	0.00%	0.65%	to	1.90%	-17.12%	to	-16.06%
December 31, 2017	443	$20.67	to	$45.60	$10,254	0.00%	0.65%	to	1.90%	38.35%	to	40.10%
December 31, 2016	446	$14.86	to	$32.63	$7,389	0.00%	0.65%	to	1.90%	16.35%	to	17.83%
December 31, 2015	612	$12.71	to	$27.76	$9,050	0.00%	0.65%	to	1.90%	-4.73%	to	-3.51%
December 31, 2014	809	$13.27	to	$28.85	$12,418	0.00%	0.65%	to	1.90%	20.90%	to	22.44%

	ProFund VP Bull
December 31, 2018	1,381	$16.72	to	$24.53	$26,474	0.00%	0.65%	to	2.50%	-8.51%	to	-6.76%
December 31, 2017	1,627	$18.27	to	$26.37	$33,707	0.00%	0.65%	to	2.50%	16.37%	to	18.57%
December 31, 2016	1,486	$15.70	to	$22.30	$26,469	0.00%	0.65%	to	2.50%	6.93%	to	8.95%
December 31, 2015	1,917	$14.68	to	$20.66	$31,491	0.00%	0.65%	to	2.50%	-2.95%	to	-1.11%
December 31, 2014	3,408	$15.13	to	$21.19	$56,459	0.00%	0.65%	to	3.05%	8.07%	to	10.74%

	ProFund VP Consumer Services
December 31, 2018	376	$20.14	to	$34.62	$8,584	0.00%	0.65%	to	2.65%	-2.07%	to	-0.04%
December 31, 2017	421	$20.30	to	$34.92	$9,699	0.00%	0.65%	to	2.75%	15.12%	to	17.60%
December 31, 2016	471	$17.63	to	$29.93	$9,292	0.00%	0.65%	to	2.75%	1.33%	to	3.51%
December 31, 2015	753	$17.40	to	$29.15	$14,474	0.00%	0.65%	to	2.75%	1.81%	to	4.01%
December 31, 2014	606	$17.09	to	$28.26	$11,146	0.00%	0.65%	to	3.05%	9.03%	to	11.73%

	ProFund VP Consumer Goods
December 31, 2018	306	$15.26	to	$24.88	$6,051	1.21%	0.65%	to	2.75%	-17.16%	to	-15.36%
December 31, 2017	424	$18.42	to	$29.46	$9,933	1.18%	0.65%	to	2.75%	11.90%	to	14.31%
December 31, 2016	508	$16.46	to	$25.84	$10,411	1.05%	0.65%	to	2.75%	0.70%	to	2.87%
December 31, 2015	718	$16.35	to	$25.18	$14,355	0.94%	0.65%	to	2.75%	1.30%	to	3.49%
December 31, 2014	863	$16.14	to	$24.40	$16,704	0.57%	0.65%	to	3.05%	6.87%	to	9.51%

	ProFund VP Oil & Gas
December 31, 2018	529	$9.05	to	$21.33	$8,592	1.70%	0.65%	to	2.65%	-22.35%	to	-20.74%
December 31, 2017	667	$11.66	to	$26.99	$13,795	1.17%	0.65%	to	3.05%	-6.12%	to	-3.80%
December 31, 2016	897	$12.37	to	$28.12	$19,308	1.33%	0.65%	to	3.05%	20.41%	to	23.38%
December 31, 2015	905	$10.23	to	$22.85	$15,917	0.70%	0.65%	to	2.65%	-25.41%	to	-23.87%
December 31, 2014	1,124	$13.71	to	$30.09	$25,967	0.42%	0.65%	to	3.05%	-13.59%	to	-11.45%

	ProFund VP Europe 30
December 31, 2018	625	$8.55	to	$17.19	$7,127	3.16%	0.65%	to	2.50%	-16.29%	to	-14.69%
December 31, 2017	865	$10.08	to	$20.20	$11,647	1.64%	0.65%	to	2.50%	16.73%	to	18.93%
December 31, 2016	942	$8.53	to	$17.03	$10,659	3.05%	0.65%	to	2.50%	5.12%	to	7.11%
December 31, 2015	984	$8.01	to	$15.94	$10,518	5.30%	0.65%	to	2.50%	-13.11%	to	-11.46%
December 31, 2014	1,052	$9.10	to	$18.04	$12,684	1.42%	0.65%	to	2.75%	-11.16%	to	-9.24%

A92

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	ProFund VP Financials
December 31, 2018	1,024	$8.47	to	$24.25	$12,094	0.38%	0.65%	to	2.75%	-12.91%	to	-11.01%
December 31, 2017	1,503	$9.73	to	$27.48	$20,133	0.32%	0.65%	to	2.75%	14.95%	to	17.42%
December 31, 2016	1,688	$8.46	to	$23.59	$19,362	0.34%	0.65%	to	2.75%	12.16%	to	14.57%
December 31, 2015	1,582	$7.55	to	$20.75	$15,929	0.33%	0.65%	to	2.75%	-4.20%	to	-2.13%
December 31, 2014	1,954	$7.88	to	$21.38	$20,490	0.20%	0.65%	to	3.05%	9.47%	to	12.18%

	ProFund VP U.S. Government Plus
December 31, 2018	316	$12.19	to	$21.91	$6,105	0.91%	0.65%	to	2.65%	-7.94%	to	-6.04%
December 31, 2017	367	$13.21	to	$23.32	$7,600	0.43%	0.65%	to	2.65%	6.59%	to	8.78%
December 31, 2016	501	$12.37	to	$21.43	$9,486	0.00%	0.65%	to	2.65%	-2.94%	to	-0.95%
December 31, 2015	760	$12.72	to	$21.64	$14,559	0.00%	0.65%	to	2.65%	-8.14%	to	-6.25%
December 31, 2014	864	$13.81	to	$23.09	$17,723	0.18%	0.65%	to	2.75%	32.64%	to	35.50%

	ProFund VP Health Care
December 31, 2018	1,183	$21.53	to	$34.25	$28,459	0.00%	0.65%	to	2.65%	1.65%	to	3.75%
December 31, 2017	1,298	$20.91	to	$33.14	$30,473	0.00%	0.65%	to	2.65%	17.72%	to	20.13%
December 31, 2016	1,493	$17.54	to	$27.70	$29,357	0.00%	0.65%	to	2.65%	-6.59%	to	-4.68%
December 31, 2015	2,360	$18.54	to	$29.17	$49,520	0.00%	0.65%	to	3.05%	1.82%	to	4.34%
December 31, 2014	2,579	$17.90	to	$28.07	$52,236	0.08%	0.65%	to	3.05%	19.93%	to	22.89%

	Access VP High Yield Fund
December 31, 2018	268	$19.10	to	$21.93	$5,446	2.72%	0.65%	to	1.65%	-2.26%	to	-1.26%
December 31, 2017	459	$18.92	to	$22.21	$9,460	2.95%	0.65%	to	1.90%	2.81%	to	4.11%
December 31, 2016	981	$18.40	to	$21.33	$19,772	3.38%	0.65%	to	1.90%	6.94%	to	8.29%
December 31, 2015	462	$17.21	to	$19.70	$8,489	3.71%	0.65%	to	1.90%	-1.75%	to	-0.50%
December 31, 2014	646	$17.52	to	$19.80	$11,928	3.81%	0.65%	to	1.90%	0.39%	to	1.67%

	ProFund VP Industrials
December 31, 2018	255	$20.63	to	$30.18	$5,749	0.11%	0.65%	to	2.45%	-14.92%	to	-13.33%
December 31, 2017	491	$19.22	to	$34.91	$12,596	0.17%	0.65%	to	2.65%	19.16%	to	21.60%
December 31, 2016	538	$16.13	to	$28.78	$11,429	0.18%	0.65%	to	2.65%	14.44%	to	16.78%
December 31, 2015	391	$13.94	to	$24.71	$7,192	0.11%	0.65%	to	2.75%	-6.08%	to	-4.05%
December 31, 2014	629	$14.84	to	$25.82	$12,138	0.24%	0.65%	to	2.75%	2.67%	to	4.89%

	ProFund VP Internet
December 31, 2018	91	$69.76	to	$87.90	$6,815	0.00%	0.65%	to	1.65%	3.19%	to	4.25%
December 31, 2017	106	$67.60	to	$84.53	$7,622	0.00%	0.65%	to	1.65%	33.81%	to	35.17%
December 31, 2016	123	$50.52	to	$62.69	$6,531	0.00%	0.65%	to	1.65%	3.79%	to	4.84%
December 31, 2015	195	$48.68	to	$59.95	$9,887	0.00%	0.65%	to	1.90%	18.07%	to	19.57%
December 31, 2014	124	$41.12	to	$50.26	$5,279	0.00%	0.65%	to	1.90%	-0.80%	to	0.46%

	ProFund VP Japan
December 31, 2018	370	$10.65	to	$17.74	$4,458	0.00%	0.65%	to	2.50%	-13.86%	to	-12.21%
December 31, 2017	453	$12.36	to	$20.26	$6,343	0.00%	0.65%	to	2.50%	15.50%	to	17.68%
December 31, 2016	464	$10.70	to	$17.26	$5,497	0.00%	0.65%	to	2.50%	-2.09%	to	-0.24%
December 31, 2015	642	$10.93	to	$17.35	$7,721	0.00%	0.65%	to	2.50%	3.16%	to	5.12%
December 31, 2014	641	$10.69	to	$16.54	$7,392	0.00%	0.65%	to	2.50%	0.65%	to	2.56%

	ProFund VP Precious Metals
December 31, 2018	1,250	$4.51	to	$7.90	$8,149	0.00%	0.65%	to	2.50%	-15.65%	to	-14.03%
December 31, 2017	1,373	$5.34	to	$9.21	$10,421	0.00%	0.65%	to	2.50%	2.65%	to	4.60%
December 31, 2016	1,922	$5.20	to	$8.83	$14,055	0.00%	0.65%	to	2.50%	51.93%	to	54.81%
December 31, 2015	2,126	$3.42	to	$5.72	$10,178	0.00%	0.65%	to	2.50%	-34.53%	to	-33.29%
December 31, 2014	2,217	$4.99	to	$8.59	$15,781	0.00%	0.65%	to	2.75%	-25.96%	to	-24.36%

	ProFund VP Mid-Cap Growth
December 31, 2018	571	$19.94	to	$30.98	$13,303	0.00%	0.65%	to	2.50%	-14.19%	to	-12.55%
December 31, 2017	753	$20.47	to	$35.52	$20,183	0.00%	0.65%	to	2.65%	15.18%	to	17.54%
December 31, 2016	852	$17.77	to	$30.30	$19,651	0.00%	0.65%	to	2.65%	9.89%	to	12.14%
December 31, 2015	1,019	$16.17	to	$27.08	$21,169	0.00%	0.65%	to	2.65%	-2.37%	to	-0.37%
December 31, 2014	1,099	$16.56	to	$27.25	$23,083	0.00%	0.65%	to	2.65%	3.09%	to	5.20%

A93

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	ProFund VP Mid-Cap Value
December 31, 2018	426	$18.88	to	$30.36	$9,538	0.11%	0.65%	to	2.50%	-15.47%	to	-13.86%
December 31, 2017	570	$22.33	to	$35.33	$14,778	0.27%	0.65%	to	2.50%	7.85%	to	9.89%
December 31, 2016	1,002	$20.71	to	$32.23	$23,708	0.22%	0.65%	to	2.50%	21.24%	to	23.53%
December 31, 2015	620	$17.08	to	$26.16	$12,038	0.14%	0.65%	to	2.50%	-10.52%	to	-8.82%
December 31, 2014	802	$19.09	to	$28.76	$17,299	0.12%	0.65%	to	2.50%	7.43%	to	9.47%

	ProFund VP Pharmaceuticals
December 31, 2018	199	$13.94	to	$23.19	$3,049	1.02%	0.65%	to	2.50%	-8.56%	to	-6.81%
December 31, 2017	261	$15.11	to	$25.24	$4,347	0.99%	0.65%	to	2.65%	7.44%	to	9.64%
December 31, 2016	316	$13.92	to	$23.35	$4,779	0.93%	0.65%	to	2.65%	-6.28%	to	-4.36%
December 31, 2015	505	$14.70	to	$24.76	$8,013	0.51%	0.65%	to	2.65%	1.67%	to	3.76%
December 31, 2014	717	$14.31	to	$24.21	$10,882	0.86%	0.65%	to	2.65%	16.20%	to	18.58%

	ProFund VP Real Estate
December 31, 2018	256	$12.90	to	$29.06	$6,363	2.15%	0.65%	to	2.75%	-8.31%	to	-6.31%
December 31, 2017	273	$14.07	to	$31.02	$7,348	0.93%	0.65%	to	2.75%	5.09%	to	7.35%
December 31, 2016	348	$13.39	to	$28.89	$8,658	1.73%	0.65%	to	2.75%	2.83%	to	5.04%
December 31, 2015	494	$13.02	to	$27.51	$11,629	0.61%	0.65%	to	2.75%	-2.43%	to	-0.33%
December 31, 2014	691	$13.35	to	$27.60	$16,399	1.64%	0.65%	to	3.05%	21.21%	to	24.20%

	ProFund VP Rising Rates Opportunity
December 31, 2018	1,810	$1.41	to	$2.88	$2,806	0.00%	0.65%	to	2.65%	1.38%	to	3.48%
December 31, 2017	2,029	$1.37	to	$2.83	$3,079	0.00%	0.65%	to	3.05%	-14.59%	to	-12.48%
December 31, 2016	5,622	$1.58	to	$3.28	$9,306	0.00%	0.65%	to	3.05%	-8.04%	to	-5.77%
December 31, 2015	4,213	$1.70	to	$3.53	$7,627	0.00%	0.65%	to	2.65%	-4.19%	to	-2.23%
December 31, 2014	6,710	$1.76	to	$3.66	$12,483	0.00%	0.65%	to	3.05%	-32.39%	to	-30.71%

	ProFund VP NASDAQ-100
December 31, 2018	915	$15.27	to	$44.48	$17,927	0.00%	0.65%	to	2.50%	-4.34%	to	-2.51%
December 31, 2017	1,083	$15.79	to	$45.74	$22,390	0.00%	0.65%	to	2.50%	27.12%	to	29.53%
December 31, 2016	1,079	$12.28	to	$35.40	$17,931	0.00%	0.65%	to	2.50%	2.63%	to	4.57%
December 31, 2015	1,741	$11.83	to	$33.94	$28,860	0.00%	0.65%	to	2.50%	4.77%	to	6.76%
December 31, 2014	1,971	$11.17	to	$31.87	$30,972	0.00%	0.65%	to	2.50%	14.08%	to	16.25%

	ProFund VP Semiconductor
December 31, 2018	116	$14.14	to	$16.74	$1,784	0.00%	0.65%	to	1.65%	-11.72%	to	-10.82%
December 31, 2017	208	$16.02	to	$25.89	$3,542	0.26%	0.65%	to	1.90%	32.99%	to	34.68%
December 31, 2016	195	$12.02	to	$19.47	$2,515	0.14%	0.65%	to	1.90%	25.29%	to	26.88%
December 31, 2015	196	$9.57	to	$15.54	$1,975	0.69%	0.65%	to	1.90%	-4.72%	to	-3.51%
December 31, 2014	328	$10.02	to	$16.31	$3,404	0.14%	0.65%	to	1.90%	31.97%	to	33.66%

	ProFund VP Small-Cap Growth
December 31, 2018	467	$18.30	to	$37.20	$13,036	0.00%	0.65%	to	2.75%	-8.36%	to	-6.36%
December 31, 2017	649	$19.97	to	$39.82	$19,504	0.00%	0.65%	to	2.75%	9.87%	to	12.24%
December 31, 2016	839	$18.18	to	$35.57	$22,673	0.00%	0.65%	to	2.75%	16.94%	to	19.45%
December 31, 2015	951	$15.54	to	$29.85	$21,608	0.00%	0.65%	to	2.75%	-1.61%	to	0.52%
December 31, 2014	1,015	$15.80	to	$29.78	$23,075	0.00%	0.65%	to	3.05%	-0.94%	to	1.51%

	ProFund VP Short Mid-Cap
December 31, 2018	281	$1.44	to	$1.66	$415	0.00%	0.65%	to	1.65%	9.13%	to	10.24%
December 31, 2017	86	$1.32	to	$1.50	$123	0.00%	0.65%	to	1.65%	-16.26%	to	-15.41%
December 31, 2016	239	$1.57	to	$1.78	$389	0.00%	0.65%	to	1.65%	-21.50%	to	-20.71%
December 31, 2015	245	$2.00	to	$2.24	$498	0.00%	0.65%	to	1.65%	-3.33%	to	-2.35%
December 31, 2014	249	$2.07	to	$2.29	$527	0.00%	0.65%	to	1.65%	-13.89%	to	-13.01%

	ProFund VP Short NASDAQ-100
December 31, 2018	917	$0.56	to	$1.09	$656	0.00%	0.65%	to	2.40%	-5.23%	to	-3.51%
December 31, 2017	837	$0.59	to	$0.90	$627	0.00%	0.65%	to	2.40%	-27.04%	to	-25.73%
December 31, 2016	1,416	$0.82	to	$1.57	$1,407	0.00%	0.65%	to	2.40%	-12.21%	to	-10.64%
December 31, 2015	1,355	$0.93	to	$1.78	$1,493	0.00%	0.65%	to	2.40%	-15.13%	to	-13.60%
December 31, 2014	832	$1.09	to	$2.09	$1,065	0.00%	0.65%	to	2.45%	-21.36%	to	-19.91%
A94

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	ProFund VP Short Small-Cap
December 31, 2018	965	$1.37	to	$1.58	$1,341	0.00%	0.65%	to	1.65%	8.56%	to	9.67%
December 31, 2017	139	$1.26	to	$1.44	$191	0.00%	0.65%	to	1.65%	-15.61%	to	-14.76%
December 31, 2016	166	$1.49	to	$1.69	$262	0.00%	0.65%	to	1.65%	-22.88%	to	-22.10%
December 31, 2015	272	$1.93	to	$2.16	$539	0.00%	0.65%	to	1.65%	-2.46%	to	-1.47%
December 31, 2014	339	$1.98	to	$2.20	$688	0.00%	0.65%	to	1.65%	-10.73%	to	-9.82%

	ProFund VP Small-Cap Value
December 31, 2018	417	$14.38	to	$29.62	$8,534	0.00%	0.65%	to	2.75%	-16.59%	to	-14.78%
December 31, 2017	510	$17.24	to	$34.85	$12,452	0.02%	0.65%	to	2.75%	6.70%	to	9.00%
December 31, 2016	827	$16.15	to	$32.05	$18,734	0.00%	0.65%	to	2.75%	25.25%	to	27.94%
December 31, 2015	608	$12.90	to	$25.11	$10,714	0.00%	0.65%	to	2.75%	-10.80%	to	-8.87%
December 31, 2014	702	$14.46	to	$27.63	$13,800	0.00%	0.65%	to	2.75%	2.90%	to	5.13%

	ProFund VP Technology
December 31, 2018	458	$12.20	to	$35.60	$6,371	0.00%	0.65%	to	1.65%	-3.92%	to	-2.93%
December 31, 2017	509	$12.67	to	$36.76	$7,507	0.05%	0.65%	to	1.65%	32.96%	to	34.31%
December 31, 2016	543	$9.50	to	$27.44	$6,162	0.00%	0.65%	to	1.90%	10.21%	to	11.61%
December 31, 2015	598	$8.58	to	$24.65	$6,100	0.00%	0.65%	to	1.90%	0.46%	to	1.74%
December 31, 2014	592	$8.50	to	$22.56	$6,252	0.00%	0.65%	to	1.90%	15.87%	to	17.35%

	ProFund VP Telecommunications
December 31, 2018	352	$6.24	to	$15.63	$3,097	5.67%	0.65%	to	2.75%	-17.45%	to	-15.66%
December 31, 2017	476	$7.46	to	$18.58	$5,141	4.50%	0.65%	to	2.75%	-4.81%	to	-2.76%
December 31, 2016	622	$7.73	to	$19.15	$6,815	1.64%	0.65%	to	2.75%	18.32%	to	20.87%
December 31, 2015	453	$6.44	to	$15.88	$4,363	1.78%	0.65%	to	2.75%	-1.27%	to	0.86%
December 31, 2014	627	$6.43	to	$15.79	$6,332	3.61%	0.65%	to	3.05%	-2.50%	to	-0.09%

	ProFund VP UltraMid-Cap
December 31, 2018	247	$28.21	to	$55.11	$8,245	0.00%	0.65%	to	2.45%	-28.58%	to	-27.25%
December 31, 2017	344	$39.18	to	$75.95	$15,747	0.00%	0.65%	to	2.50%	25.65%	to	28.02%
December 31, 2016	668	$30.91	to	$59.47	$22,800	0.00%	0.65%	to	2.50%	34.47%	to	37.02%
December 31, 2015	790	$22.79	to	$43.52	$19,480	0.00%	0.65%	to	2.50%	-11.42%	to	-9.74%
December 31, 2014	845	$25.51	to	$48.71	$23,523	0.00%	0.65%	to	2.50%	12.46%	to	14.59%

	ProFund VP UltraNASDAQ-100
December 31, 2018	4,640	$6.82	to	$110.26	$41,335	0.00%	0.65%	to	1.65%	-11.13%	to	-10.22%
December 31, 2017	5,202	$7.66	to	$123.13	$51,453	0.00%	0.65%	to	1.65%	65.56%	to	67.24%
December 31, 2016	6,057	$3.10	to	$73.81	$35,719	0.00%	0.65%	to	1.65%	6.84%	to	7.92%
December 31, 2015	7,828	$2.89	to	$68.57	$43,081	0.00%	0.65%	to	1.65%	11.73%	to	12.86%
December 31, 2014	8,527	$2.58	to	$60.90	$42,099	0.00%	0.65%	to	1.90%	33.26%	to	34.96%

	ProFund VP UltraSmall-Cap
December 31, 2018	258	$17.42	to	$39.68	$4,993	0.00%	0.65%	to	1.65%	-28.17%	to	-27.43%
December 31, 2017	344	$24.19	to	$54.82	$9,351	0.00%	0.65%	to	1.90%	22.83%	to	24.39%
December 31, 2016	398	$19.60	to	$44.18	$8,740	0.00%	0.65%	to	1.90%	36.95%	to	38.69%
December 31, 2015	439	$14.24	to	$31.94	$7,044	0.00%	0.65%	to	1.90%	-14.63%	to	-13.54%
December 31, 2014	561	$16.59	to	$37.03	$10,466	0.00%	0.65%	to	1.90%	3.38%	to	4.69%

	ProFund VP Utilities
December 31, 2018	774	$17.08	to	$35.28	$17,118	2.06%	0.65%	to	2.75%	0.04%	to	2.21%
December 31, 2017	1,015	$17.07	to	$34.60	$22,354	2.05%	0.65%	to	2.75%	7.61%	to	9.92%
December 31, 2016	1,020	$15.87	to	$31.56	$20,609	1.50%	0.65%	to	2.75%	11.92%	to	14.33%
December 31, 2015	1,069	$14.18	to	$27.67	$19,082	2.22%	0.65%	to	2.75%	-8.98%	to	-7.01%
December 31, 2014	1,720	$15.57	to	$29.84	$33,522	1.70%	0.65%	to	3.05%	22.05%	to	25.07%

	ProFund VP Large-Cap Growth
December 31, 2018	672	$17.93	to	$30.11	$14,844	0.00%	0.65%	to	2.65%	-4.48%	to	-2.50%
December 31, 2017	939	$18.77	to	$31.01	$21,496	0.00%	0.65%	to	2.65%	21.98%	to	24.48%
December 31, 2016	956	$15.38	to	$25.01	$17,650	0.04%	0.65%	to	2.65%	2.24%	to	4.33%
December 31, 2015	1,412	$15.05	to	$24.07	$24,975	0.00%	0.65%	to	2.65%	1.01%	to	3.08%
December 31, 2014	2,196	$14.90	to	$23.45	$37,627	0.10%	0.65%	to	2.65%	9.94%	to	12.19%

A95

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	ProFund VP Large-Cap Value
December 31, 2018	698	$12.55	to	$23.01	$10,822	0.89%	0.65%	to	2.65%	-13.01%	to	-11.21%
December 31, 2017	906	$14.42	to	$26.13	$15,938	0.99%	0.65%	to	2.65%	10.44%	to	12.70%
December 31, 2016	1,195	$13.06	to	$23.37	$18,603	1.12%	0.65%	to	2.65%	12.38%	to	14.68%
December 31, 2015	1,111	$11.62	to	$19.72	$15,188	1.07%	0.65%	to	2.65%	-7.26%	to	-5.35%
December 31, 2014	1,950	$12.53	to	$22.39	$28,107	0.62%	0.65%	to	2.65%	7.55%	to	9.76%

	Rydex VT Nova Fund
December 31, 2018	76	$13.91	to	$16.14	$1,059	0.18%	0.65%	to	1.40%	-11.58%	to	-10.91%
December 31, 2017	87	$15.73	to	$18.12	$1,368	0.05%	0.65%	to	1.40%	29.94%	to	30.93%
December 31, 2016	106	$12.10	to	$13.84	$1,280	0.00%	0.65%	to	1.40%	14.11%	to	14.97%
December 31, 2015	125	$10.61	to	$12.04	$1,334	0.00%	0.65%	to	1.40%	-2.11%	to	-1.36%
December 31, 2014	159	$10.84	to	$12.20	$1,746	0.09%	0.65%	to	1.40%	16.93%	to	17.82%

	Rydex VT NASDAQ-100® Fund
December 31, 2018	405	$18.68	to	$41.88	$7,582	0.00%	0.65%	to	1.65%	-3.44%	to	-2.45%
December 31, 2017	461	$19.29	to	$43.37	$8,899	0.00%	0.65%	to	1.65%	28.96%	to	30.27%
December 31, 2016	521	$14.92	to	$33.63	$7,781	0.00%	0.65%	to	1.65%	4.24%	to	5.29%
December 31, 2015	631	$14.28	to	$32.26	$9,018	0.00%	0.65%	to	1.65%	6.46%	to	7.54%
December 31, 2014	738	$9.21	to	$30.31	$9,894	0.00%	0.65%	to	1.65%	15.51%	to	16.68%

	Rydex VT Inverse S&P 500® Strategy Fund
December 31, 2018	9	$2.10	to	$2.28	$19	0.00%	1.00%	to	1.40%	2.50%	to	2.92%
December 31, 2017	9	$2.05	to	$2.21	$19	0.00%	1.00%	to	1.40%	-18.50%	to	-18.18%
December 31, 2016	8	$2.52	to	$2.70	$21	0.00%	1.00%	to	1.40%	-13.22%	to	-12.86%
December 31, 2015	11	$2.90	to	$3.10	$32	0.00%	1.00%	to	1.40%	-5.77%	to	-5.39%
December 31, 2014	13	$2.10	to	$3.28	$39	0.00%	1.00%	to	1.65%	-15.87%	to	-15.31%

	Invesco V.I. Health Care Fund (Series I)
December 31, 2018	843	$19.91	to	$32.77	$23,876	0.00%	0.65%	to	3.05%	-2.19%	to	0.25%
December 31, 2017	1,003	$20.27	to	$32.69	$28,295	0.36%	0.65%	to	3.05%	12.30%	to	15.08%
December 31, 2016	1,228	$17.76	to	$28.41	$30,112	0.00%	0.65%	to	3.05%	-14.16%	to	-12.04%
December 31, 2015	1,698	$20.62	to	$32.29	$46,871	0.00%	0.65%	to	3.05%	0.02%	to	2.49%
December 31, 2014	1,946	$20.56	to	$31.51	$52,380	0.00%	0.65%	to	3.05%	16.02%	to	18.89%

	Invesco V.I. Technology Fund (Series I)
December 31, 2018	1,501	$7.51	to	$22.21	$18,308	0.00%	0.65%	to	1.75%	-2.21%	to	-1.10%
December 31, 2017	1,741	$7.64	to	$21.30	$21,669	0.00%	0.65%	to	1.75%	32.78%	to	34.26%
December 31, 2016	1,824	$5.72	to	$21.83	$16,817	0.00%	0.65%	to	1.90%	-2.64%	to	-1.40%
December 31, 2015	2,189	$5.84	to	$22.43	$20,672	0.00%	0.65%	to	1.90%	4.79%	to	6.12%
December 31, 2014	2,382	$5.54	to	$21.40	$21,265	0.00%	0.65%	to	1.90%	8.94%	to	10.33%

	Wells Fargo VT Index Asset Allocation Fund (Class 2)
December 31, 2018	380	$19.79	to	$44.05	$16,725	0.97%	1.40%	to	2.00%	-4.86%	to	-4.27%
December 31, 2017	450	$20.80	to	$46.01	$20,653	0.74%	1.40%	to	2.00%	10.01%	to	10.68%
December 31, 2016	500	$18.91	to	$41.57	$20,761	0.90%	1.40%	to	2.00%	5.52%	to	6.17%
December 31, 2015	593	$17.92	to	$39.16	$23,200	1.02%	1.40%	to	2.00%	-0.78%	to	-0.17%
December 31, 2014	707	$17.87	to	$39.22	$27,690	1.52%	1.25%	to	2.25%	0.00%	to	16.41%

	Wells Fargo VT International Equity Fund (Class 2)
December 31, 2018	25	$8.52	to	$14.36	$225	11.45%	1.40%	to	1.90%	-18.86%	to	-18.44%
December 31, 2017	30	$10.44	to	$17.65	$322	2.67%	1.40%	to	1.90%	21.98%	to	22.60%
December 31, 2016	38	$8.52	to	$14.43	$329	2.92%	1.40%	to	1.90%	1.34%	to	1.85%
December 31, 2015	44	$8.36	to	$14.20	$372	3.62%	1.40%	to	1.90%	-0.13%	to	0.38%
December 31, 2014	61	$8.33	to	$14.19	$510	2.70%	1.40%	to	2.15%	-7.39%	to	-6.68%

	Wells Fargo VT Small Cap Growth Fund (Class 2)
December 31, 2018	45	$25.14	to	$41.13	$1,137	0.00%	1.40%	to	1.65%	-0.37%	to	-0.12%
December 31, 2017	51	$25.17	to	$41.29	$1,279	0.00%	1.40%	to	1.65%	23.79%	to	24.10%
December 31, 2016	55	$20.28	to	$33.35	$1,123	0.00%	1.40%	to	1.65%	5.97%	to	6.24%
December 31, 2015	72	$19.09	to	$31.47	$1,384	0.00%	1.40%	to	1.65%	-4.49%	to	-4.24%
December 31, 2014	81	$19.94	to	$32.95	$1,620	0.00%	1.40%	to	1.65%	-3.50%	to	-3.25%

A96

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Fidelity Institutional AM℠ Quantitative Portfolio
December 31, 2018	61,719	$11.03	to	$18.79	$810,388	0.00%	0.65%	to	3.05%	-10.57%	to	-8.35%
December 31, 2017	79,948	$11.93	to	$20.59	$1,146,433	0.00%	0.65%	to	3.05%	12.93%	to	15.72%
December 31, 2016	87,946	$10.56	to	$17.86	$1,084,884	0.00%	0.65%	to	3.05%	1.08%	to	3.58%
December 31, 2015	100,567	$10.44	to	$17.32	$1,202,190	0.00%	0.65%	to	3.05%	-2.09%	to	0.33%
December 31, 2014	113,449	$10.66	to	$17.33	$1,364,995	0.00%	0.65%	to	3.05%	0.01%	to	2.48%

	AST Prudential Growth Allocation Portfolio
December 31, 2018	244,176	$11.32	to	$21.05	$3,445,068	0.00%	0.65%	to	3.05%	-10.43%	to	-8.20%
December 31, 2017	317,159	$12.63	to	$23.02	$4,871,020	0.00%	0.65%	to	3.05%	12.57%	to	15.34%
December 31, 2016	227,652	$11.27	to	$20.04	$3,011,852	0.00%	0.65%	to	3.05%	6.74%	to	9.38%
December 31, 2015	248,775	$10.53	to	$18.39	$3,024,796	0.00%	0.65%	to	3.05%	-3.64%	to	-1.26%
December 31, 2014	185,765	$10.91	to	$18.70	$2,292,579	0.00%	0.65%	to	3.05%	5.87%	to	8.49%

	AST Advanced Strategies Portfolio
December 31, 2018	83,313	$13.17	to	$21.61	$1,378,346	0.00%	0.65%	to	3.05%	-8.77%	to	-6.50%
December 31, 2017	100,477	$14.41	to	$23.20	$1,776,407	0.00%	0.65%	to	3.05%	13.37%	to	16.17%
December 31, 2016	111,128	$12.68	to	$20.06	$1,685,524	0.00%	0.65%	to	3.05%	3.85%	to	6.41%
December 31, 2015	124,459	$12.19	to	$18.92	$1,778,421	0.00%	0.65%	to	3.05%	-2.27%	to	0.15%
December 31, 2014	140,666	$12.44	to	$18.97	$2,024,233	0.00%	0.65%	to	3.05%	2.87%	to	5.42%

	AST Investment Grade Bond Portfolio
December 31, 2018	201,715	$13.37	to	$17.45	$3,164,432	0.00%	0.65%	to	2.45%	-2.72%	to	-0.92%
December 31, 2017	67,018	$13.74	to	$17.62	$1,058,737	0.00%	0.65%	to	2.45%	1.76%	to	3.64%
December 31, 2016	123,882	$13.50	to	$17.00	$1,903,633	0.00%	0.65%	to	2.45%	1.66%	to	3.53%
December 31, 2015	110,488	$13.28	to	$16.42	$1,657,179	0.00%	0.65%	to	2.45%	-1.31%	to	0.52%
December 31, 2014	41,949	$13.46	to	$16.33	$633,173	0.00%	0.65%	to	2.45%	4.11%	to	6.04%

	AST Bond Portfolio 2018 (expired December 31, 2018)
December 31, 2018	—	$10.03	to	$14.22	$—	0.00%	1.00%	to	3.05%	-2.33%	to	-0.25%
December 31, 2017	5,322	$10.27	to	$14.25	$67,875	0.00%	1.00%	to	3.05%	-2.35%	to	-0.29%
December 31, 2016	3,645	$10.52	to	$14.29	$47,159	0.00%	1.00%	to	3.05%	-1.48%	to	0.59%
December 31, 2015	4,490	$10.68	to	$14.21	$58,244	0.00%	1.00%	to	3.05%	-2.27%	to	-0.20%
December 31, 2014	5,596	$10.93	to	$14.24	$73,255	0.00%	1.00%	to	3.05%	-0.47%	to	1.64%

	AST Bond Portfolio 2019
December 31, 2018	5,960	$10.14	to	$14.35	$76,754	0.00%	1.00%	to	3.05%	-2.52%	to	-0.44%
December 31, 2017	2,555	$10.41	to	$14.41	$32,889	0.00%	1.00%	to	3.05%	-2.31%	to	-0.25%
December 31, 2016	3,506	$10.65	to	$14.45	$45,952	0.00%	1.00%	to	3.05%	-1.64%	to	0.43%
December 31, 2015	4,097	$10.83	to	$14.39	$53,876	0.00%	1.00%	to	3.05%	-2.01%	to	0.06%
December 31, 2014	4,465	$11.05	to	$14.38	$59,083	0.00%	1.00%	to	3.05%	1.08%	to	3.22%

	AST Global Real Estate Portfolio
December 31, 2018	1,843	$11.52	to	$23.39	$25,059	0.00%	0.65%	to	3.05%	-7.63%	to	-5.33%
December 31, 2017	2,591	$12.42	to	$24.80	$37,280	0.00%	0.65%	to	3.05%	7.51%	to	10.17%
December 31, 2016	2,552	$11.50	to	$22.60	$33,241	0.00%	0.65%	to	3.05%	-2.17%	to	0.24%
December 31, 2015	2,971	$11.62	to	$22.64	$38,841	0.00%	0.65%	to	3.05%	-3.14%	to	-0.74%
December 31, 2014	3,551	$11.96	to	$22.90	$47,309	0.00%	0.65%	to	3.05%	10.45%	to	13.18%

	AST Parametric Emerging Markets Equity Portfolio
December 31, 2018	9,159	$7.71	to	$15.12	$84,820	0.00%	0.65%	to	3.05%	-16.68%	to	-14.61%
December 31, 2017	11,488	$9.33	to	$17.78	$124,978	0.00%	0.65%	to	3.05%	22.53%	to	25.56%
December 31, 2016	10,177	$7.59	to	$14.22	$88,365	0.00%	0.65%	to	3.05%	8.94%	to	11.63%
December 31, 2015	11,385	$6.95	to	$12.79	$89,179	0.00%	0.65%	to	3.05%	-19.27%	to	-17.27%
December 31, 2014	13,467	$8.58	to	$15.52	$128,435	0.00%	0.65%	to	3.05%	-7.59%	to	-5.30%

	AST Bond Portfolio 2020
December 31, 2018	3,828	$9.83	to	$11.87	$41,165	0.00%	1.00%	to	3.05%	-2.78%	to	-0.71%
December 31, 2017	4,389	$10.09	to	$11.96	$47,839	0.00%	1.00%	to	3.05%	-2.18%	to	-0.12%
December 31, 2016	8,855	$10.30	to	$11.97	$97,678	0.00%	1.00%	to	3.05%	-1.15%	to	0.94%
December 31, 2015	11,369	$10.39	to	$11.86	$125,485	0.00%	1.00%	to	3.05%	-1.57%	to	0.51%
December 31, 2014	12,075	$10.70	to	$11.80	$133,908	0.00%	1.00%	to	3.05%	2.92%	to	5.10%

A97

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Jennison Large-Cap Growth Portfolio
December 31, 2018	2,511	$22.47	to	$27.31	$63,998	0.00%	0.65%	to	2.75%	-4.33%	to	-2.25%
December 31, 2017	3,001	$22.91	to	$27.94	$78,396	0.00%	0.65%	to	3.05%	31.70%	to	34.95%
December 31, 2016	2,678	$17.39	to	$20.70	$52,130	0.00%	0.65%	to	3.05%	-4.46%	to	-2.10%
December 31, 2015	3,589	$18.21	to	$21.15	$71,740	0.00%	0.65%	to	3.05%	7.26%	to	9.91%
December 31, 2014	2,432	$16.97	to	$19.24	$44,600	0.00%	0.65%	to	3.05%	6.16%	to	8.79%

	AST Bond Portfolio 2017 (expired January 2, 2018)
December 31, 2018	—	$10.84	to	$11.76	$—	0.00%	1.25%	to	2.25%	-0.07%	to	-0.06%
December 31, 2017	12	$10.16	to	$12.01	$131	0.00%	1.00%	to	3.05%	-2.33%	to	-0.27%
December 31, 2016	4,748	$10.40	to	$12.04	$52,963	0.00%	1.00%	to	3.05%	-1.92%	to	0.15%
December 31, 2015	2,513	$10.61	to	$12.02	$28,077	0.00%	1.00%	to	3.05%	-2.89%	to	-0.84%
December 31, 2014	2,368	$10.92	to	$11.97	$26,982	0.00%	1.00%	to	3.05%	-1.66%	to	0.42%

	AST Bond Portfolio 2021
December 31, 2018	3,416	$11.52	to	$13.91	$43,202	0.00%	1.00%	to	3.05%	-3.00%	to	-0.94%
December 31, 2017	4,311	$11.88	to	$14.04	$55,272	0.00%	1.00%	to	3.05%	-1.51%	to	0.57%
December 31, 2016	9,109	$12.06	to	$13.96	$117,600	0.00%	1.00%	to	3.05%	-1.07%	to	1.01%
December 31, 2015	12,539	$12.19	to	$13.82	$161,963	0.00%	1.00%	to	3.05%	-1.32%	to	0.77%
December 31, 2014	11,893	$12.35	to	$13.72	$153,972	0.00%	1.00%	to	3.05%	4.40%	to	6.60%

	Wells Fargo VT Omega Growth Fund (Class 2)
December 31, 2018	88	$23.55	to	$24.80	$2,168	0.00%	1.40%	to	2.00%	-1.74%	to	-1.14%
December 31, 2017	97	$23.97	to	$25.09	$2,430	0.01%	1.40%	to	2.00%	31.91%	to	32.72%
December 31, 2016	108	$18.17	to	$18.90	$2,046	0.00%	1.40%	to	2.00%	-1.49%	to	-0.88%
December 31, 2015	120	$18.45	to	$19.07	$2,291	0.00%	1.40%	to	2.00%	-0.68%	to	-0.07%
December 31, 2014	142	$18.57	to	$19.08	$2,705	0.00%	1.40%	to	2.00%	1.79%	to	2.41%

	Wells Fargo VT Omega Growth Fund (Class 1)
December 31, 2018	523	$21.20	to	$44.84	$13,688	0.00%	0.65%	to	2.75%	-2.26%	to	-0.14%
December 31, 2017	626	$21.39	to	$45.01	$16,862	0.25%	0.65%	to	2.75%	31.25%	to	34.08%
December 31, 2016	732	$16.08	to	$33.66	$14,728	0.00%	0.65%	to	2.75%	-2.00%	to	0.11%
December 31, 2015	955	$16.18	to	$33.70	$19,871	0.00%	0.65%	to	2.75%	-1.17%	to	0.96%
December 31, 2014	1,137	$16.15	to	$33.47	$23,913	0.00%	0.65%	to	2.75%	1.23%	to	3.41%

	Wells Fargo VT Small Cap Growth Fund (Class 1)
December 31, 2018	498	$20.55	to	$24.09	$11,346	0.00%	0.65%	to	2.50%	-1.08%	to	0.81%
December 31, 2017	538	$20.77	to	$23.90	$12,231	0.00%	0.65%	to	2.50%	22.99%	to	25.32%
December 31, 2016	599	$16.89	to	$19.07	$10,905	0.00%	0.65%	to	2.50%	5.41%	to	7.40%
December 31, 2015	708	$16.02	to	$17.75	$12,072	0.00%	0.65%	to	2.50%	-5.07%	to	-3.27%
December 31, 2014	823	$16.69	to	$18.35	$14,575	0.00%	0.65%	to	2.75%	-4.38%	to	-2.31%

	Wells Fargo VT International Equity Fund (Class 1)
December 31, 2018	543	$10.52	to	$18.38	$9,270	11.95%	0.65%	to	2.75%	-19.16%	to	-17.40%
December 31, 2017	672	$13.02	to	$22.54	$13,977	3.02%	0.65%	to	2.75%	21.44%	to	24.05%
December 31, 2016	711	$10.72	to	$18.40	$12,062	3.10%	0.65%	to	2.75%	0.42%	to	2.58%
December 31, 2015	918	$10.68	to	$18.17	$15,263	4.28%	0.65%	to	2.75%	-0.52%	to	1.63%
December 31, 2014	936	$10.73	to	$18.10	$15,375	2.97%	0.65%	to	2.75%	-7.90%	to	-5.92%

	AST Bond Portfolio 2022
December 31, 2018	3,079	$10.62	to	$12.56	$35,805	0.00%	1.00%	to	3.05%	-3.21%	to	-1.15%
December 31, 2017	3,754	$10.97	to	$12.70	$44,338	0.00%	1.00%	to	3.05%	-1.52%	to	0.56%
December 31, 2016	8,845	$11.14	to	$12.63	$104,786	0.00%	1.00%	to	3.05%	-1.27%	to	0.81%
December 31, 2015	9,448	$11.29	to	$12.53	$112,131	0.00%	1.00%	to	3.05%	-1.02%	to	1.08%
December 31, 2014	1,709	$11.40	to	$12.40	$20,257	0.00%	1.00%	to	3.05%	7.00%	to	9.27%

	AST Quantitative Modeling Portfolio
December 31, 2018	7,620	$12.61	to	$14.85	$107,939	0.00%	0.65%	to	2.75%	-9.11%	to	-7.14%
December 31, 2017	8,943	$13.87	to	$16.00	$136,765	0.00%	0.65%	to	2.75%	14.95%	to	17.42%
December 31, 2016	10,238	$12.07	to	$13.62	$133,794	0.00%	0.65%	to	2.75%	3.41%	to	5.63%
December 31, 2015	11,026	$11.67	to	$12.90	$137,294	0.00%	0.65%	to	2.75%	-2.60%	to	-0.50%
December 31, 2014	8,528	$11.98	to	$12.96	$107,310	0.00%	0.65%	to	2.75%	3.57%	to	5.81%
A98

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST BlackRock Global Strategies Portfolio
December 31, 2018	8,104	$10.52	to	$12.70	$96,136	0.00%	0.65%	to	3.05%	-8.18%	to	-5.90%
December 31, 2017	10,477	$11.46	to	$13.49	$132,987	0.00%	0.65%	to	3.05%	9.19%	to	11.88%
December 31, 2016	10,063	$10.50	to	$12.06	$114,370	0.00%	0.65%	to	3.05%	3.71%	to	6.27%
December 31, 2015	11,270	$10.12	to	$11.35	$121,569	0.00%	0.65%	to	3.05%	-5.96%	to	-3.63%
December 31, 2014	12,641	$10.76	to	$11.78	$142,913	0.00%	0.65%	to	3.05%	1.70%	to	4.21%

	Invesco V.I. Diversified Dividend Fund (Series I)
December 31, 2018	1,118	$15.01	to	$18.11	$19,317	2.28%	0.65%	to	3.05%	-10.41%	to	-8.18%
December 31, 2017	1,399	$16.76	to	$19.72	$26,417	1.62%	0.65%	to	3.05%	5.27%	to	7.87%
December 31, 2016	1,630	$15.92	to	$18.28	$28,586	1.32%	0.65%	to	3.05%	11.32%	to	14.07%
December 31, 2015	1,578	$14.30	to	$16.03	$24,413	1.59%	0.65%	to	3.05%	-1.05%	to	1.40%
December 31, 2014	1,754	$14.45	to	$15.81	$26,902	1.64%	0.65%	to	3.05%	9.39%	to	12.09%

	Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 1)
December 31, 2018	29	$10.83	to	$10.83	$309	3.15%	1.00%	to	1.00%	0.83%	to	0.83%
December 31, 2017	51	$10.74	to	$10.74	$552	2.92%	1.00%	to	1.00%	2.31%	to	2.31%
December 31, 2016	57	$10.49	to	$10.49	$597	2.85%	1.00%	to	1.00%	1.68%	to	1.68%
December 31, 2015	61	$10.32	to	$10.32	$628	3.01%	1.00%	to	1.00%	0.32%	to	0.32%
December 31, 2014	71	$10.29	to	$10.29	$735	1.89%	1.00%	to	1.00%	4.86%	to	4.86%

	Columbia Variable Portfolio - Large Cap Growth Fund (Class 1)
December 31, 2018	208	$19.87	to	$19.87	$4,143	0.00%	1.00%	to	1.00%	-4.90%	to	-4.90%
December 31, 2017	229	$20.90	to	$20.90	$4,783	0.00%	1.00%	to	1.00%	26.86%	to	26.86%
December 31, 2016	257	$16.47	to	$16.47	$4,226	0.00%	1.00%	to	1.00%	0.23%	to	0.23%
December 31, 2015	298	$16.44	to	$16.44	$4,895	0.00%	1.00%	to	1.00%	8.03%	to	8.03%
December 31, 2014	327	$15.07	to	$15.21	$4,975	0.00%	1.00%	to	1.25%	12.75%	to	13.03%

	Wells Fargo VT Opportunity Fund (Class 1)
December 31, 2018	111	$19.65	to	$20.02	$2,217	0.45%	1.40%	to	1.65%	-8.47%	to	-8.24%
December 31, 2017	117	$21.47	to	$21.82	$2,544	0.92%	1.40%	to	1.65%	18.74%	to	19.04%
December 31, 2016	134	$18.08	to	$18.33	$2,453	2.39%	1.40%	to	1.65%	10.67%	to	10.95%
December 31, 2015	167	$16.34	to	$16.52	$2,767	0.40%	1.40%	to	1.65%	-4.45%	to	-4.21%
December 31, 2014	183	$17.10	to	$17.25	$3,151	0.30%	1.40%	to	1.65%	8.87%	to	9.15%

	Wells Fargo VT Opportunity Fund (Class 2)
December 31, 2018	208	$19.66	to	$19.66	$4,095	0.19%	1.40%	to	1.40%	-8.45%	to	-8.45%
December 31, 2017	241	$21.48	to	$21.48	$5,185	0.66%	1.40%	to	1.40%	18.76%	to	18.76%
December 31, 2016	267	$18.08	to	$18.08	$4,837	2.03%	1.40%	to	1.40%	10.66%	to	10.66%
December 31, 2015	292	$16.34	to	$16.34	$4,772	0.13%	1.40%	to	1.40%	-4.44%	to	-4.44%
December 31, 2014	361	$17.10	to	$17.10	$6,173	0.06%	1.40%	to	1.40%	8.88%	to	8.88%

	AST Prudential Core Bond Portfolio
December 31, 2018	7,471	$9.78	to	$11.65	$82,423	0.00%	0.65%	to	3.05%	-3.85%	to	-1.46%
December 31, 2017	8,326	$10.17	to	$11.82	$93,378	0.00%	0.65%	to	3.05%	2.46%	to	4.99%
December 31, 2016	7,314	$9.92	to	$11.26	$78,400	0.00%	0.65%	to	3.05%	1.04%	to	3.53%
December 31, 2015	5,836	$9.82	to	$10.88	$60,873	0.00%	0.65%	to	3.05%	-3.31%	to	-0.92%
December 31, 2014	4,726	$10.16	to	$10.98	$50,131	0.00%	0.65%	to	3.05%	2.83%	to	5.37%

	AST Bond Portfolio 2023
December 31, 2018	2,750	$9.15	to	$10.60	$27,534	0.00%	1.00%	to	3.05%	-3.32%	to	-1.27%
December 31, 2017	2,647	$9.47	to	$10.73	$26,687	0.00%	1.00%	to	3.05%	-1.40%	to	0.68%
December 31, 2016	4,426	$9.60	to	$10.66	$44,764	0.00%	1.00%	to	3.05%	-1.19%	to	0.89%
December 31, 2015	2,739	$9.72	to	$10.57	$27,610	0.00%	1.00%	to	3.05%	-0.42%	to	1.68%
December 31, 2014	13,499	$9.76	to	$10.39	$135,589	0.00%	1.00%	to	3.05%	9.18%	to	11.49%

	AST New Discovery Asset Allocation Portfolio
December 31, 2018	10,166	$11.69	to	$13.76	$132,336	0.00%	0.65%	to	3.05%	-11.09%	to	-8.87%
December 31, 2017	12,192	$13.14	to	$15.10	$175,215	0.00%	0.65%	to	3.05%	12.95%	to	15.74%
December 31, 2016	13,126	$11.64	to	$13.04	$163,976	0.00%	0.65%	to	3.05%	1.15%	to	3.64%
December 31, 2015	14,933	$11.50	to	$12.59	$181,437	0.00%	0.65%	to	3.05%	-4.25%	to	-1.88%
December 31, 2014	16,748	$12.01	to	$12.83	$209,316	0.00%	0.65%	to	3.05%	1.93%	to	4.45%

A99

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Western Asset Emerging Markets Debt Portfolio
December 31, 2018	197	$9.51	to	$10.21	$1,991	0.00%	0.65%	to	1.75%	-8.31%	to	-7.28%
December 31, 2017	303	$10.37	to	$11.01	$3,296	0.00%	0.65%	to	1.75%	7.39%	to	8.59%
December 31, 2016	106	$9.66	to	$10.14	$1,048	0.00%	0.65%	to	1.75%	8.67%	to	9.89%
December 31, 2015	94	$8.88	to	$9.23	$855	0.00%	0.65%	to	1.75%	-4.78%	to	-3.71%
December 31, 2014	113	$9.33	to	$9.58	$1,074	0.00%	0.65%	to	1.75%	-0.42%	to	0.70%

	AST MFS Large-Cap Value Portfolio
December 31, 2018	3,112	$15.02	to	$17.33	$51,454	0.00%	0.65%	to	2.85%	-12.73%	to	-10.74%
December 31, 2017	4,511	$17.02	to	$19.41	$83,663	0.00%	0.65%	to	3.05%	13.77%	to	16.58%
December 31, 2016	4,326	$14.96	to	$16.65	$69,129	0.00%	0.65%	to	3.05%	9.99%	to	12.71%
December 31, 2015	3,100	$13.75	to	$14.77	$44,286	0.00%	0.65%	to	2.75%	-3.45%	to	-1.37%
December 31, 2014	1,634	$14.24	to	$14.98	$23,910	0.00%	0.65%	to	2.75%	7.19%	to	9.50%

	Invesco V.I. Mid Cap Growth Fund (Series I)
December 31, 2018	713	$14.02	to	$16.51	$11,252	0.00%	0.65%	to	3.05%	-8.48%	to	-6.20%
December 31, 2017	770	$15.32	to	$17.60	$13,010	0.00%	0.65%	to	3.05%	18.77%	to	21.70%
December 31, 2016	847	$12.90	to	$14.46	$11,827	0.00%	0.65%	to	3.05%	-2.31%	to	0.10%
December 31, 2015	1,005	$13.20	to	$14.45	$14,114	0.00%	0.65%	to	3.05%	-1.88%	to	0.55%
December 31, 2014	1,055	$13.46	to	$14.37	$14,848	0.00%	0.65%	to	3.05%	4.74%	to	7.33%

	AST Bond Portfolio 2024
December 31, 2018	7,218	$8.98	to	$10.18	$69,796	0.00%	1.00%	to	3.05%	-3.69%	to	-1.64%
December 31, 2017	5,920	$9.32	to	$10.35	$58,693	0.00%	1.00%	to	3.05%	-1.41%	to	0.67%
December 31, 2016	527	$9.45	to	$10.28	$5,203	0.00%	1.00%	to	3.05%	-1.19%	to	0.89%
December 31, 2015	875	$9.57	to	$10.19	$8,626	0.00%	1.00%	to	3.05%	-0.30%	to	1.81%
December 31, 2014	14,539	$9.60	to	$10.01	$142,402	0.00%	1.00%	to	3.05%	11.10%	to	13.45%

	AST AQR Emerging Markets Equity Portfolio
December 31, 2018	305	$9.37	to	$10.00	$2,983	0.00%	0.65%	to	1.75%	-20.38%	to	-19.48%
December 31, 2017	410	$11.77	to	$12.42	$4,975	0.00%	0.65%	to	1.75%	32.60%	to	34.07%
December 31, 2016	215	$8.88	to	$9.26	$1,944	0.00%	0.65%	to	1.75%	11.39%	to	12.63%
December 31, 2015	198	$7.93	to	$8.23	$1,596	0.00%	0.65%	to	1.90%	-17.13%	to	-16.07%
December 31, 2014	220	$9.57	to	$9.80	$2,138	0.00%	0.65%	to	1.90%	-4.97%	to	-3.76%

	AST ClearBridge Dividend Growth Portfolio
December 31, 2018	2,982	$14.01	to	$16.16	$45,986	0.00%	0.65%	to	3.05%	-7.69%	to	-5.39%
December 31, 2017	4,114	$15.17	to	$17.08	$67,379	0.00%	0.65%	to	3.05%	14.80%	to	17.64%
December 31, 2016	4,095	$13.22	to	$14.52	$57,381	0.00%	0.65%	to	3.05%	11.40%	to	14.15%
December 31, 2015	2,033	$11.86	to	$12.72	$25,201	0.00%	0.65%	to	3.05%	-6.51%	to	-4.20%
December 31, 2014	2,139	$12.69	to	$13.28	$27,908	0.00%	0.65%	to	3.05%	10.14%	to	12.87%

	Columbia Variable Portfolio Government Money Market Fund (Class 1)
December 31, 2018	80	$9.49	to	$9.63	$773	1.47%	1.00%	to	1.25%	0.24%	to	0.49%
December 31, 2017	96	$9.47	to	$9.58	$917	0.41%	1.00%	to	1.25%	-0.83%	to	-0.58%
December 31, 2016	94	$9.55	to	$9.64	$904	0.01%	1.00%	to	1.25%	-1.24%	to	-0.98%
December 31, 2015	103	$9.67	to	$9.74	$1,006	0.01%	1.00%	to	1.25%	-1.23%	to	-1.00%
December 31, 2014	106	$9.79	to	$9.83	$1,047	0.01%	1.00%	to	1.25%	-1.25%	to	-0.99%

	Columbia Variable Portfolio - Income Opportunities Fund (Class 1)
December 31, 2018	13	$11.25	to	$11.25	$147	5.00%	1.00%	to	1.00%	-4.72%	to	-4.72%
December 31, 2017	14	$11.81	to	$11.81	$166	6.12%	1.00%	to	1.00%	5.50%	to	5.50%
December 31, 2016	15	$11.19	to	$11.19	$169	11.11%	1.00%	to	1.00%	9.82%	to	9.82%
December 31, 2015	17	$10.19	to	$10.19	$170	9.00%	1.00%	to	1.00%	-1.99%	to	-1.99%
December 31, 2014	17	$10.40	to	$10.40	$172	0.00%	1.00%	to	1.00%	2.98%	to	2.98%

	AST AQR Large-Cap Portfolio
December 31, 2018	228	$14.58	to	$16.22	$3,555	0.00%	0.65%	to	2.50%	-10.44%	to	-8.73%
December 31, 2017	269	$16.28	to	$17.77	$4,602	0.00%	0.65%	to	2.50%	19.09%	to	21.34%
December 31, 2016	347	$13.67	to	$14.64	$4,934	0.00%	0.65%	to	2.50%	7.94%	to	9.98%
December 31, 2015	245	$12.66	to	$13.32	$3,180	0.00%	0.65%	to	2.50%	-0.82%	to	1.07%
December 31, 2014	241	$12.78	to	$13.17	$3,123	0.00%	0.65%	to	2.45%	10.40%	to	12.43%

A100

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST QMA Large-Cap Portfolio
December 31, 2018	175	$14.83	to	$16.64	$2,785	0.00%	0.65%	to	2.65%	-9.63%	to	-7.76%
December 31, 2017	203	$16.41	to	$18.04	$3,506	0.00%	0.65%	to	2.65%	18.20%	to	20.62%
December 31, 2016	221	$13.88	to	$14.96	$3,198	0.00%	0.65%	to	2.65%	7.93%	to	10.14%
December 31, 2015	154	$12.93	to	$13.58	$2,033	0.00%	0.65%	to	2.45%	-0.94%	to	0.88%
December 31, 2014	172	$13.05	to	$13.46	$2,270	0.00%	0.65%	to	2.45%	12.42%	to	14.49%

	AST Bond Portfolio 2025 (available January 2, 2014)
December 31, 2018	8,174	$10.42	to	$11.56	$90,198	0.00%	1.00%	to	3.05%	-3.78%	to	-1.73%
December 31, 2017	693	$10.82	to	$11.77	$7,842	0.00%	1.00%	to	3.05%	-1.27%	to	0.81%
December 31, 2016	1,855	$10.96	to	$11.67	$20,960	0.00%	1.00%	to	3.05%	-0.65%	to	1.45%
December 31, 2015	29,129	$11.03	to	$11.51	$328,079	0.00%	1.00%	to	3.05%	-1.11%	to	0.98%
December 31, 2014	6,463	$11.16	to	$11.39	$72,875	0.00%	1.00%	to	3.05%	11.59%	to	13.95%

	AST Bond Portfolio 2026 (available January 2, 2015)
December 31, 2018	10,593	$9.25	to	$10.06	$102,851	0.00%	1.00%	to	3.05%	-4.07%	to	-2.04%
December 31, 2017	11,718	$9.64	to	$10.27	$116,811	0.00%	1.00%	to	3.05%	-0.69%	to	1.40%
December 31, 2016	19,521	$9.71	to	$10.12	$193,616	0.00%	1.00%	to	3.05%	-1.03%	to	1.06%
December 31, 2015	8,601	$9.81	to	$10.02	$85,262	0.00%	1.00%	to	3.05%	-1.89%	to	0.19%
December 31, 2014	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST Bond Portfolio 2027 (available January 4, 2016)
December 31, 2018	14,157	$9.29	to	$9.90	$136,811	0.00%	1.00%	to	3.05%	-4.29%	to	-2.25%
December 31, 2017	15,774	$9.71	to	$10.12	$156,690	0.00%	1.00%	to	3.05%	-0.44%	to	1.66%
December 31, 2016	24,776	$9.75	to	$9.96	$244,297	0.00%	1.00%	to	3.05%	-2.46%	to	-0.40%
December 31, 2015	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2014	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	NVIT Emerging Markets Fund (Class D) (available August 5, 2016)
December 31, 2018	2,479	$10.56	to	$11.20	$27,326	0.34%	0.65%	to	3.05%	-20.24%	to	-18.25%
December 31, 2017	2,833	$13.23	to	$13.69	$38,429	0.96%	0.65%	to	3.05%	36.81%	to	40.18%
December 31, 2016	3,218	$9.67	to	$9.77	$31,343	0.82%	0.65%	to	3.05%	-4.47%	to	-3.53%
December 31, 2015	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2014	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST Bond Portfolio 2028 (available January 3, 2017)
December 31, 2018	4,570	$9.41	to	$9.81	$44,211	0.00%	1.00%	to	3.05%	-5.06%	to	-3.04%
December 31, 2017	551	$9.91	to	$10.12	$5,521	0.00%	1.00%	to	3.05%	-0.91%	to	1.18%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2015	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2014	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST Bond Portfolio 2029 (available January 2, 2018)
December 31, 2018	777	$9.58	to	$9.74	$7,497	0.00%	1.00%	to	2.65%	-4.22%	to	-2.59%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2015	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2014	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
__________

*
These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Portfolios, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Portfolios in which the subaccount invests.

**
These amounts represent the annualized Contract expenses of the Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Portfolios are excluded.

A101

Note 7:	Financial Highlights (continued)

*** These amounts represent the total returns for the periods indicated, including changes in the value of the underlying Portfolios, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Product designs within a subaccount with no activity during the period were excluded from the range of total returns for that period. Product designs within a subaccount which were offered after a fiscal year began are included in the range of total returns for that period, and their respective total returns may not correspond to the total returns of a product offering with a comparable expense ratio that was presented for the full period. Contract owners may experience different total returns based on their investment options. Subaccounts with a date notation indicate the effective date of that subaccount in the Account. Total returns for periods less than one year are not annualized. The total return is calculated for each of the five years in the period ended December 31, 2018 or from the effective date of the subaccount through the end of the reporting period.

Note 8:	Charges and Expenses

The following represents the various charges and expenses of the Account which are paid to Prudential Annuities.
Each Contract funded through the Account is subject to specific fees and charges, some of which are deducted as an asset-based charge by the Account, while others are deducted either annually or at the time that certain transactions are made.
Insurance Charge-The insurance charge is the combination of the mortality and expense risk charges and the administrative charge. The insurance charge is expressed as an annual charge; however the daily equivalent is deducted on a daily basis from the net assets of each subaccount.
Distribution Charge-The distribution charge is deducted by the Account on certain Contracts for a specified time of period. The distribution charge is intended to compensate Prudential Annuities for a portion of the acquisition expenses under the annuity, including promotion and distribution of the annuity. The distribution charge is expressed as an annual charge; however, the daily equivalent is deducted on a daily basis from the net assets of each subaccount. The charge is deducted for the number of years indicated below and then no longer applies.
Annual Maintenance Fee-An annual maintenance fee of up to $35 is deducted at the end of each annuity year and upon surrender of the annuity. The annual maintenance fee on certain Contracts may be less than $35, may be zero or, under certain circumstances, may be waived based on the account value of the annuity on the anniversary date when the charge is deducted.
Transfer Fees-Transfer fees are charged at a rate of $10 for each transfer after the 20th in each annuity year, as set forth in the respective prospectuses.
Contingent Deferred Sales Charges-Contingent deferred sales charges from 0% to 9% may apply to certain withdrawals from the annuities and upon surrender of the annuity. When applicable, contingent deferred sales charges will apply for a maximum number of years depending on the type of Contract. The maximum number of years may be based on the number of years since each purchase payment is applied or from the issue date of the annuity. Certain annuities do not deduct a contingent deferred sales charge upon surrender or withdrawal. Please refer to the prospectus for the Contract for a complete description of the contingent deferred sales charge, as well as for any exceptions to the provision that may apply to certain withdrawals during each annuity year.
Premium Taxes-Some states and municipalities impose premium taxes, which currently range up to 3.5% on variable immediate annuity contracts.
Optional Benefit Charges-Prior to November 18, 2002, Prudential Annuities offered certain optional benefits as riders to the various Contracts where the annual charge to purchase the rider was deducted from the annuity on an annual basis in arrears. Charges on these benefits will continue to be deducted in the same manner. Effective as of November 18, 2002, Prudential Annuities offers riders for optional benefits whose annual charge is deducted on a daily basis from the net assets of each subaccount. The daily charge for the optional benefits is deducted in the same manner as the insurance charge and the distribution charge (if applicable).

A102

Note 8:	Charges and Expenses (continued)

Currently, Prudential Annuities offers two optional benefits for new election on existing Contracts: Guaranteed Return Option PlusSM II (“GRO Plus II”), Highest Daily Guaranteed Return Option II (“HD GRO II”). Currently, the charges for GRO Plus I and HD GRO II is 0.6% per year.
The Contracts also include optional benefits that are no longer available for new sales, as follows:
Guaranteed Return Option PlusSM (“GRO Plus”), Guaranteed Return Option 2008 (“GRO Plus 2008”), Highest Daily Guaranteed Return Option (“HD GRO”) Guaranteed Minimum Withdrawal Benefit (“GMWB”), Guaranteed Minimum Income Benefit (“GMIB”), Lifetime Five Income Benefit (“LT5”), Enhanced Beneficiary Protection Death Benefit (“EBP”), Highest Daily Value Death Benefit (“HDV”), Highest Daily Lifetime Seven (“HD7”), Highest Daily Lifetime Seven with Beneficiary Income Option (“HD7 with BIO”), Highest Daily Lifetime Seven with Lifetime Income Accelerator (“HD7 with LIA”), Spousal Highest Daily Lifetime.
Seven (“SHD7”), Spousal Highest Daily Lifetime Seven with Beneficiary Income Option (“SHD7 with BIO”), Highest Daily Lifetime Seven Plus (“HD7 Plus”), Highest Daily Lifetime Seven Plus with Beneficiary Income Option (“HD7 Plus with BIO”), Highest Daily Lifetime Seven Plus with Lifetime Income Accelerator (“HD7 Plus with LIA”), Spousal Highest Daily Lifetime Seven Plus (“SHD7 Plus”), and Spousal Highest Daily Lifetime Seven Plus with Beneficiary Income Option (“SHD7 Plus with BIO”), Highest Daily Lifetime Six Plus (“HD6 Plus”), Spousal Highest Daily Lifetime Six Plus (“SHD6 Plus”), Highest Daily Lifetime Six Plus with Lifetime Income Accelerator (“HD6 Plus with LIA”), Highest Anniversary Value Death Benefit (“HAV”), Combination 5% Roll-Up and HAV Death Benefit (“Combo 5%”), and optional death benefits were only available for election at time of Contract issue.
The charge for GRO Plus and EBP is 0.25% per year, respectively, the charge for GMWB is 0.35% per year, and the charge for HDV is 0.5% per year, the charge for LT5 is 0.60% per year and the charge for GMIB is 0.50% per year of the protected income value. The charge for GRO Plus 2008 and HD GRO if purchased prior to 5/1/2009 is 0.35% and if purchased 5/1/2009 or later, is 0.6%. The charge for HD7, HD7 with BIO, HD7 with LIA, SHD7 and SHD7 with BIO is a percentage of the protected withdrawal value that is deducted pro rata from the subaccounts on a quarterly basis. The charge for HD7 Plus, HD7 Plus with BIO, HD7 Plus with LIA, SHD7 Plus and SHD7 Plus with BIO, HD6 Plus, SHD6 Plus, and HD6 Plus with LIA is assessed against the greater of the account value or the protected withdrawal value and is deducted pro rata from the subaccounts on a quarterly basis. The charge for HAV is 0.4% per year, and Combo 5% is 0.8% per year. Certain Contracts may not be eligible to elect all or any optional benefits.

The following are the base and maximum combined charges of the respective Contracts.

Products	Base	Maximum
ACN	1.40%	1.65%
Apex	1.40%	2.15%
Apex II	1.65%	3.05%
AS Cornerstone	1.15%	2.55%
AS Impact	1.00%	1.50%
AS Protector	1.40%	1.65%
ASAIA	1.25%	2.25%
ASAP	1.40%	1.65%
ASAP II	1.40%	2.15%
ASAP II Premier	1.40%	1.65%
ASAP III	0.65%	2.60%
ASL	1.40%	2.15%
ASL II	1.65%	3.05%
ASL II Premier	1.65%	2.25%
ASL Premier	1.40%	1.65%
ASVIA	1.25%	1.25%

A103

Note 8:	Charges and Expenses (continued)

Products	Base	Maximum
Choice	0.90%	0.90%
Choice 2000	0.65%	2.05%
Defined Investments Annuity	1.00%	1.75%
Emerald Choice	1.40%	2.15%
Galaxy III	1.00%	1.25%
Harvester Variable Annuity	1.40%	1.65%
Harvester XTra Credit	1.40%	1.65%
Imperium	1.40%	2.15%
Optimum	0.65%	2.65%
Optimum Four	1.65%	3.05%
Optimum Plus	0.65%	3.05%
Optimum XTra	1.75%	3.10%
PSA	1.40%	1.40%
Stagecoach	1.40%	2.15%
Stagecoach Apex II	1.65%	3.00%
Stagecoach ASAP III	1.25%	2.60%
Stagecoach Extra Credit	1.40%	2.15%
Stagecoach Flex	1.40%	2.15%
Stagecoach VA+	1.40%	2.15%
Stagecoach XTra Credit SIX	1.65%	3.00%
Wells Fargo Stagecoach Apex	1.40%	2.15%
XTra Credit	1.40%	2.15%
XTra Credit EIGHT	1.75%	3.10%
XTra Credit FOUR	1.40%	2.15%
XTra Credit FOUR Premier	1.40%	1.65%
XTra Credit Premier	1.40%	1.65%
XTra Credit SIX	0.65%	3.05%

Note 9:	Other

Accumulation units-this is the basic valuation unit used to calculate the contract owner's interest allocated to the variable account before the annuitization date.

Contract owner net payments-represent contract owner contributions under the Contracts, net of applicable deductions, charges, and state premium taxes, including transfer amounts to subaccount by Prudential Annuities to cover greater longevity of annuitants for those contracts in payout.

Annuity payments-represent periodic payments distributed under the terms of the Contract.
Surrenders, withdrawals, and death benefits-are payments to contract owners and beneficiaries made under the terms of the Contracts, and amounts that contract owners have requested to be withdrawn or paid to them.
Net transfers between other subaccounts or fixed rate option-are amounts that contract owners have directed to be moved among subaccounts, including permitted transfers to and from the guaranteed interest account and market value adjustment account.

A104

Note 9:	Other (continued)

Miscellaneous transactions-amount represents primarily timing related adjustments to contract owner transactions, such as premiums, surrenders, transfers, etc. which are funded by the general account in order to maintain appropriate contract owner account balances.
Other charges-are various Contract level charges as described in Charges and Expenses in Note 8, which are assessed through the redemptions of units.

A105

Report of Independent Registered Public Accounting Firm

To the Board of Directors of
Prudential Annuities Life Assurance Corporation and
the Contract Owners of Prudential Annuities Life Assurance Corporation Variable Account B

Opinions on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts of Prudential Annuities Life Assurance Corporation Variable Account B indicated in the table below as of the dates indicated in the table below, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts in the Prudential Annuities Life Assurance Corporation Variable Account B as of the dates indicated in the table below, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

AST Goldman Sachs Large-Cap Value Portfolio (1)	ProFund VP NASDAQ-100 (1)
AST T. Rowe Price Large-Cap Growth Portfolio (1)	ProFund VP Semiconductor (1)
AST Government Money Market Portfolio (1)	ProFund VP Small-Cap Growth (1)
AST Cohen & Steers Realty Portfolio (1)	ProFund VP Short Mid-Cap (1)
AST J.P. Morgan Strategic Opportunities Portfolio (1)	ProFund VP Short NASDAQ-100 (1)
AST T. Rowe Price Large-Cap Value Portfolio (1)	ProFund VP Short Small-Cap (1)
AST High Yield Portfolio (1)	ProFund VP Small-Cap Value (1)
AST Small-Cap Growth Opportunities Portfolio (1)	ProFund VP Technology (1)
AST WEDGE Capital Mid-Cap Value Portfolio (1)	ProFund VP Telecommunications (1)
AST Small-Cap Value Portfolio (1)	ProFund VP UltraMid-Cap (1)
AST Goldman Sachs Mid-Cap Growth Portfolio (1)	ProFund VP UltraNASDAQ-100 (1)
AST Goldman Sachs Small-Cap Value Portfolio (1)	ProFund VP UltraSmall-Cap (1)
AST Hotchkis & Wiley Large-Cap Value Portfolio (1)	ProFund VP Utilities (1)
AST Lord Abbett Core Fixed Income Portfolio (2)	ProFund VP Large-Cap Growth (1)
AST Loomis Sayles Large-Cap Growth Portfolio (1)	ProFund VP Large-Cap Value (1)
AST MFS Growth Portfolio (1)	Rydex VT Nova Fund (1)
AST Neuberger Berman/LSV Mid-Cap Value Portfolio (1)	Rydex VT NASDAQ-100® Fund (1)
AST Small-Cap Growth Portfolio (1)	Rydex VT Inverse S&P 500® Strategy Fund (1)
AST BlackRock Low Duration Bond Portfolio (1)	Invesco V.I. Health Care Fund (Series I) (1)
AST BlackRock/Loomis Sayles Bond Portfolio (1)	Invesco V.I. Technology Fund (Series I) (1)
AST QMA US Equity Alpha Portfolio (1)	Wells Fargo VT Index Asset Allocation Fund (Class 2) (1)
AST T. Rowe Price Natural Resources Portfolio (1)	Wells Fargo VT International Equity Fund (Class 2) (1)
AST T. Rowe Price Asset Allocation Portfolio (1)	Wells Fargo VT Small Cap Growth Fund (Class 2) (1)
AST International Value Portfolio (1)	AST Fidelity Institutional AM℠ Quantitative Portfolio (1)
AST MFS Global Equity Portfolio (1)	AST Prudential Growth Allocation Portfolio (1)
AST J.P. Morgan International Equity Portfolio (1)	AST Advanced Strategies Portfolio (1)
AST Templeton Global Bond Portfolio (1)	AST Investment Grade Bond Portfolio (1)
AST International Growth Portfolio (1)	AST Bond Portfolio 2018 (1)
AST Wellington Management Hedged Equity Portfolio (1)	AST Bond Portfolio 2019 (1)
AST Capital Growth Asset Allocation Portfolio (1)	AST Global Real Estate Portfolio (1)
AST Academic Strategies Asset Allocation Portfolio (1)	AST Parametric Emerging Markets Equity Portfolio (1)
AST Balanced Asset Allocation Portfolio (1)	AST Bond Portfolio 2020 (1)
AST Preservation Asset Allocation Portfolio (1)	AST Jennison Large-Cap Growth Portfolio (1)

A106

AST RCM World Trends Portfolio (1)	AST Bond Portfolio 2017 (3)
AST J.P. Morgan Global Thematic Portfolio (1)	AST Bond Portfolio 2021 (1)
AST Goldman Sachs Multi-Asset Portfolio (1)	Wells Fargo VT Omega Growth Fund (Class 2) (1)
AST Western Asset Core Plus Bond Portfolio (1)	Wells Fargo VT Omega Growth Fund (Class 1) (1)
Davis Value Portfolio (1)	Wells Fargo VT Small Cap Growth Fund (Class 1) (1)
Columbia Variable Portfolio - Asset Allocation Fund (Class 1) (1)	Wells Fargo VT International Equity Fund (Class 1) (1)
Columbia Variable Portfolio - Small Company Growth Fund (Class 1) (1)	AST Bond Portfolio 2022 (1)
Prudential SP International Growth Portfolio (Class I) (1)	AST Quantitative Modeling Portfolio (1)
ProFund VP Asia 30 (1)	AST BlackRock Global Strategies Portfolio (1)
ProFund VP Banks (1)	Invesco V.I. Diversified Dividend Fund (Series I) (1)
ProFund VP Bear (1)	Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 1) (1)
ProFund VP Biotechnology (1)	Columbia Variable Portfolio - Large Cap Growth Fund (Class 1) (1)
ProFund VP Basic Materials (1)	Wells Fargo VT Opportunity Fund (Class 1) (1)
ProFund VP UltraBull (1)	Wells Fargo VT Opportunity Fund (Class 2) (1)
ProFund VP Bull (1)	AST Prudential Core Bond Portfolio (1)
ProFund VP Consumer Services (1)	AST Bond Portfolio 2023 (1)
ProFund VP Consumer Goods (1)	AST New Discovery Asset Allocation Portfolio (1)
ProFund VP Oil & Gas (1)	AST Western Asset Emerging Markets Debt Portfolio (1)
ProFund VP Europe 30 (1)	AST MFS Large-Cap Value Portfolio (1)
ProFund VP Financials (1)	Invesco V.I. Mid Cap Growth Fund (Series I) (1)
ProFund VP U.S. Government Plus (1)	AST Bond Portfolio 2024 (1)
ProFund VP Health Care (1)	AST AQR Emerging Markets Equity Portfolio (1)
Access VP High Yield Fund (1)	AST ClearBridge Dividend Growth Portfolio (1)
ProFund VP Industrials (1)	Columbia Variable Portfolio Government Money Market Fund (Class 1) (1)
ProFund VP Internet (1)	Columbia Variable Portfolio - Income Opportunities Fund (Class 1) (1)
ProFund VP Japan (1)	AST AQR Large-Cap Portfolio (1)
ProFund VP Precious Metals (1)	AST QMA Large-Cap Portfolio (1)
ProFund VP Mid-Cap Growth (1)	AST Bond Portfolio 2025 (1)
ProFund VP Mid-Cap Value (1)	AST Bond Portfolio 2026 (1)
ProFund VP Pharmaceuticals (1)	AST Bond Portfolio 2027 (1)
ProFund VP Real Estate (1)	NVIT Emerging Markets Fund (Class D) (1)
ProFund VP Rising Rates Opportunity (1)	AST Bond Portfolio 2028 (4)
AST Bond Portfolio 2029 (5)
(1) Statement of net assets as of December 31, 2018, statement of operations for the year ended December 31, 2018, and statement of changes in net assets for the years ended December 31, 2018 and 2017.

(2) Statement of net assets as of September 14, 2018 (date of expiration), statement of operations for the period January 1, 2018 through September 14, 2018 , and statement of changes in net assets for the period January 1, 2018 through September 14, 2018 and the year ended December 31, 2017.

(3) Statement of net assets as of January 2, 2018 (date of expiration), statement of operations for the period January 1, 2018 through January 2, 2018, and statement of changes in net assets for the period January 1, 2018 through January 2, 2018 and the year ended December 31, 2017.

(4) Statement of net assets as of December 31, 2018, statement of operations for the year ended December 31, 2018, and statement of changes in net assets for the year ended December 31, 2018 and for the period January 3, 2017 (commencement of operations) through December 31, 2017.

(5) Statement of net assets as of December 31, 2018, and statement of operations and statement of changes in net assets for the period January 2, 2018 (commencement of operations) through December 31, 2018.

A107

Basis for Opinions

These financial statements are the responsibility of the management of Prudential Annuities Life Assurance Corporation. Our responsibility is to express an opinion on the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the subaccounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
New York, New York
April 11, 2019

We have served as the auditor of one or more of the subaccounts in Prudential Annuities Life Assurance Corporation Variable Account B since 2003.

A108

PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
FINANCIAL STATEMENTS INDEX

Management’s Annual Report on Internal Control Over Financial Reporting
Management of Prudential Annuities Life Assurance Corporation (the “Company”) is responsible for establishing and maintaining adequate internal control over financial reporting. Management conducted an assessment of the effectiveness, as of December 31, 2018, of the Company’s internal control over financial reporting, based on the framework established in Internal Control—Integrated Framework (2013) issued by the Committee of Sponsoring Organizations of the Treadway Commission (COSO). Based on our assessment under that framework, management concluded that the Company’s internal control over financial reporting was effective as of December 31, 2018.
Our internal control over financial reporting is a process designed by or under the supervision of our principal executive and principal financial officers to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. Our internal control over financial reporting includes policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect transactions and dispositions of assets; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures are being made only in accordance with authorizations of management and the directors of the Company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the Company’s assets that could have a material effect on our financial statements.
Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.
This Annual Report does not include an attestation report of the Company’s registered public accounting firm, PricewaterhouseCoopers LLP, regarding the internal control over financial reporting. Management’s report was not subject to attestation by the Company’s registered public accounting firm pursuant to rules of the Securities and Exchange Commission that permit the Company to provide only management’s report in this Annual Report.
March 7, 2019

Prudential Annuities Life Assurance Corporation

Statements of Financial Position
As of December 31, 2018 and 2017 (in thousands, except share amounts)

	December 31, 2018	December 31, 2017
ASSETS
Fixed Maturities, available-for-sale, at fair value (amortized cost, 2018: $10,186,465; 2017: $10,145,266)(1)	$9,771,673	$10,110,786
Fixed Maturities, trading, at fair value (amortized cost, 2018: $294,549 ; 2017: $161,393)(1)	289,752	166,360
Equity securities, at fair value (cost, 2018: $18,765; 2017: $11,614)(1)	20,613	15,375
Commercial mortgage and other loans	1,353,478	1,387,012
Policy loans	12,805	12,558
Short-term investments	37,568	711,071
Other invested assets (includes $50,945 and $151,481 measured at fair value at December 31, 2018 and December 31, 2017, respectively)(1)	348,541	335,811
Total investments	11,834,430	12,738,973
Cash and cash equivalents	4,503,534	1,639,939
Deferred policy acquisition costs	4,447,505	4,596,565
Accrued investment income	90,895	88,331
Reinsurance recoverables	572,102	563,428
Income taxes	964,521	1,116,735
Value of business acquired	33,222	35,109
Deferred sales inducements	889,598	1,020,786
Receivables from parent and affiliates	46,381	49,351
Other assets	85,310	121,086
Separate account assets	31,210,346	37,990,547
TOTAL ASSETS	$54,677,844	$59,960,850
LIABILITIES AND EQUITY
LIABILITIES
Future policy benefits	$9,368,986	$9,132,569
Policyholders’ account balances	5,353,596	4,846,152
Payables to parent and affiliates	30,846	36,026
Cash collateral for loaned securities	384	17,383
Short-term debt	140,569	43,734
Long-term debt	787,596	928,165
Reinsurance payables	232,937	262,588
Other liabilities	811,016	422,636
Separate account liabilities	31,210,346	37,990,547
Total liabilities	47,936,276	53,679,800
COMMITMENTS AND CONTINGENT LIABILITIES (See Note 15)
EQUITY
Common stock, $100 par value; 25,000 shares authorized, issued and outstanding	2,500	2,500
Additional paid-in capital	6,120,436	7,145,436
Retained earnings/(accumulated deficit)	943,005	(776,762)
Accumulated other comprehensive income (loss)	(324,373)	(90,124)
Total equity	6,741,568	6,281,050
TOTAL LIABILITIES AND EQUITY	$54,677,844	$59,960,850
(1) Prior period amounts have been reclassified to conform to current period presentation. See "Adoption of ASU 2016-01" in Note 2 for details.
See Notes to Financial Statements

Prudential Annuities Life Assurance Corporation

Statements of Operations and Comprehensive Income
Years Ended December 31, 2018, 2017 and 2016 (in thousands)

	2018	2017	2016
REVENUES
Premiums	$67,265	$63,573	$896,839
Policy charges and fee income	2,171,278	2,209,579	1,755,224
Net investment income	402,808	422,809	338,370
Asset administration fees and other income	389,156	413,375	299,384
Realized investment gains (losses), net:
Other-than-temporary impairments on fixed maturity securities	(6,813)	(8,576)	(7,853)
Other-than-temporary impairments on fixed maturity securities transferred to other comprehensive income (loss)	0	(546)	1,354
Other realized investment gains (losses), net	890,886	(796,278)	(3,436,261)
Total realized investment gains (losses), net	884,073	(805,400)	(3,442,760)
Total revenues	3,914,580	2,303,936	(152,943)
BENEFITS AND EXPENSES
Policyholders’ benefits	187,088	114,068	604,057
Interest credited to policyholders’ account balances	249,175	30,280	68,889
Amortization of deferred policy acquisition costs	589,795	(13,946)	(179,816)
Commission expense(1)	862,338	861,303	653,906
General, administrative and other expenses(1)	181,964	194,636	470,602
Total benefits and expenses	2,070,360	1,186,341	1,617,638
INCOME (LOSS) FROM OPERATIONS BEFORE INCOME TAXES	1,844,220	1,117,595	(1,770,581)
Total income tax expense (benefit)	161,504	1,201,099	(680,493)
NET INCOME (LOSS)	$1,682,716	$(83,504)	$(1,090,088)
Other comprehensive income (loss), before tax:
Foreign currency translation adjustments	(1,354)	109	(20)
Net unrealized investment gains (losses)	(248,688)	323,359	(555,540)
Total	(250,042)	323,468	(555,560)
Less: Income tax expense (benefit) related to other comprehensive income (loss)	(52,510)	98,644	(194,446)
Other comprehensive income (loss), net of taxes	(197,532)	224,824	(361,114)
Comprehensive income (loss)	$1,485,184	$141,320	$(1,451,202)

(1)	Prior period amounts have been reclassified to conform to current period presentation.
See Notes to Financial Statements

Prudential Annuities Life Assurance Corporation

Statements of Equity
Years Ended December 31, 2018, 2017 and 2016 (in thousands)

	Common Stock	Additional Paid-In Capital	Retained Earnings/ (Accumulated Deficit)	Accumulated Other Comprehensive Income (loss)	Total Equity
Balance, December 31, 2015	$2,500	$901,422	$396,830	$46,166	$1,346,918
Contributed capital		8,421,955			8,421,955
Return of capital		(1,140,000)			(1,140,000)
Assets purchased/transferred from/to affiliates		(72,179)			(72,179)
Impact of Pruco Re and PALAC merger		(15,762)			(15,762)
Comprehensive income:
Net income (loss)			(1,090,088)		(1,090,088)
Other comprehensive income (loss), net of tax				(361,114)	(361,114)
Total comprehensive income (loss)					(1,451,202)
Balance, December 31, 2016	2,500	8,095,436	(693,258)	(314,948)	7,089,730
Contributed capital
Return of capital		(950,000)			(950,000)
Comprehensive income:
Net income (loss)			(83,504)		(83,504)
Other comprehensive income (loss), net of tax				224,824	224,824
Total comprehensive income (loss)					141,320
Balance, December 31, 2017	2,500	7,145,436	(776,762)	(90,124)	6,281,050
Cumulative effect of adoption of ASU 2016-01			337	(3)	334
Cumulative effect of adoption of ASU 2018-02			36,714	(36,714)	0
Contributed capital
Return of capital		(1,025,000)			(1,025,000)
Comprehensive income:
Net income (loss)			1,682,716		1,682,716
Other comprehensive income (loss), net of tax				(197,532)	(197,532)
Total comprehensive income (loss)					1,485,184
Balance, December 31, 2018	$2,500	$6,120,436	$943,005	$(324,373)	$6,741,568
See Notes to Financial Statements

Prudential Annuities Life Assurance Corporation

Statements of Cash Flows
Years Ended December 31, 2018, 2017 and 2016 (in thousands)

	2018	2017	2016
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$1,682,716	$(83,504)	$(1,090,088)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Policy charges and fee income	(2,686)	(766)	(245)
Realized investment (gains) losses, net	(884,073)	805,400	3,442,760
Depreciation and amortization	7,905	32,812	10,737
Interest credited to policyholders’ account balances	249,175	30,280	68,889
Change in:
Future policy benefits	1,095,204	982,792	759,604
Accrued investment income	(2,564)	(2,327)	(63,389)
Net receivables from/payables to parent and affiliates	(3,163)	4,165	(55,984)
Deferred sales inducements	(2,885)	(1,551)	(1,805)
Deferred policy acquisition costs	216,799	(291,532)	(449,496)
Income taxes	204,634	763,227	(712,423)
Reinsurance recoverables, net	(33,703)	2,708	199,107
Derivatives, net	131,874	(1,364,754)	2,605,415
Deferred (gain)/loss on reinsurance	(22,723)	4,564	305,464
Other, net	190,662	87,036	(54,819)
Cash flows from (used in) operating activities	2,827,172	968,550	4,963,727
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from the sale/maturity/prepayment of:
Fixed maturities, available-for-sale	2,534,470	1,145,369	4,072,242
Fixed maturities, trading(1)	99,656	1,739	2,666
Equity securities(1)	7,896	3,306	4,823
Commercial mortgage and other loans	143,331	198,584	122,086
Policy loans	675	1,276	1,833
Other invested assets(1)	29,103	72,667	9,587
Short-term investments	984,409	1,949,758	1,799,219
Payments for the purchase/origination of:
Fixed maturities, available-for-sale	(2,230,936)	(1,528,065)	(5,535,732)
Fixed maturities, trading(1)	(231,316)	(15,964)	(3,170)
Equity securities(1)	(14,221)	(3,048)	(4,991)
Commercial mortgage and other loans	(125,007)	(348,520)	(353,692)
Policy loans	(187)	(366)	(442)
Other invested assets(1)	(167,930)	(7,668)	(111,838)
Short-term investments	(311,277)	(1,713,877)	(2,561,044)
Notes receivable from parent and affiliates, net	3,518	2,717	(4,923)
Derivatives, net	1,073	4,948	(6,305)
Other, net	(69)	254	(2,911)
Cash flows from (used in) investing activities	723,188	(236,890)	(2,572,592)
CASH FLOWS FROM FINANCING ACTIVITIES:
Cash collateral for loaned securities	(16,999)	(5,967)	12,782
Proceeds from the issuance of debt (maturities longer than 90 days)	0	0	125,000
Repayments of debt (maturities longer than 90 days)	(43,734)	0	(268,000)
Net increase/(decrease) in short-term borrowing	0	(28,101)	(1,000)
Drafts outstanding	(7,026)	10,624	5,777

Prudential Annuities Life Assurance Corporation

Distribution to parent	(1,025,000)	(950,000)	(1,140,000)
Contributed capital	0	0	860,573
Policyholders’ account deposits	3,150,952	2,623,534	2,116,567
Ceded policyholders’ account deposits	(47,449)	(24,191)	(23,890)
Policyholders’ account withdrawals	(2,727,850)	(2,589,770)	(2,259,445)
Ceded policyholders' account withdrawals	30,341	24,111	28,004
Cash flows from (used in) financing activities	(686,765)	(939,760)	(543,632)
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	2,863,595	(208,100)	1,847,503
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	1,639,939	1,848,039	536
CASH AND CASH EQUIVALENTS, END OF YEAR	$4,503,534	$1,639,939	$1,848,039
SUPPLEMENTAL CASH FLOW INFORMATION
Income taxes paid (refund)	$(43,130)	$437,872	$31,931
Interest paid	$33,901	$34,217	$23,392

(1)	Prior period amounts have been reclassified to conform to current period presentation. See Note 2 for details.
Significant Non-Cash Transactions
Cash flows from investing and financing activities for the year ended December 31, 2016 excludes certain non-cash transactions related to the Variable Annuities Recapture. See Note 1 for additional information.
See Notes to Financial Statements

Prudential Annuities Life Assurance Corporation

Notes to Financial Statements
1.    BUSINESS AND BASIS OF PRESENTATION
Prudential Annuities Life Assurance Corporation (the “Company” or “PALAC”), with its principal offices in Shelton, Connecticut, is a wholly-owned subsidiary of Prudential Annuities, Inc. (“PAI”), which in turn is an indirect wholly-owned subsidiary of Prudential Financial, Inc. ("Prudential Financial"), a New Jersey corporation.
The Company has developed long-term savings and retirement products, which were distributed through its affiliated broker-dealer company, Prudential Annuities Distributors, Inc. (“PAD”). The Company issued variable and fixed deferred and immediate annuities for individuals and groups in the United States of America and Puerto Rico. In addition, the Company has a relatively small in force block of variable life insurance policies. The Company stopped actively selling annuity products in March 2010.

In March 2010, the Company ceased offering its variable annuity products (and where offered, the companion market value adjustment option) to new investors upon the launch of a new product line by each of Pruco Life Insurance Company ("Pruco Life") and its wholly-owned subsidiary Pruco Life Insurance Company of New Jersey ("PLNJ") (which are affiliates of the Company). These initiatives were implemented to create operational and administrative efficiencies by offering a single product line of annuity products from a more limited group of legal entities. During 2012, the Company suspended additional customer deposits for variable annuities with certain living benefit guarantees. However, the Company continues to accept additional customer deposits on certain in force contracts, subject to applicable contract provisions and administrative rules.
The Company resumed offering annuity products to new investors (except in New York) when it launched a new fixed index annuity and a new deferred income annuity in 2018.
The Company is engaged in a business that is highly competitive because of the large number of stock and mutual life insurance companies and other entities engaged in marketing long-term savings and retirement products, including insurance products, and individual and group annuities.
On August 31, 2013, the Company redomesticated from Connecticut to Arizona. As a result of the redomestication, the Company is now an Arizona-based insurance company and its principal insurance regulatory authority is the Arizona Department of Insurance ("AZDOI"). The redomestication also resulted in the Company being domiciled in the same jurisdiction as the then primary reinsurer of the Company’s living benefit guarantees, Pruco Reinsurance, Ltd. (“Pruco Re”), which enabled the Company to claim statutory reserve credit for business ceded to Pruco Re without the need for Pruco Re to collateralize its obligations under the reinsurance agreement. As of April 1, 2016, the Company no longer reinsures its living benefit guarantees to Pruco Re.
As disclosed in Note 1 to the Financial Statements included in the Company's Annual Report on Form 10-K for the year ended December 31, 2015, the Company surrendered its New York license effective December 31, 2015, and reinsured the majority of its New York business to an affiliate, The Prudential Insurance Company of America (“Prudential Insurance”). The license surrender relieves the Company of the requirement to hold New York statutory reserves on its business in excess of the statutory reserves required by its domiciliary regulator, the AZDOI. For the small portion of New York business retained by the Company, a custodial account has been established to hold collateral assets in an amount equal to a percentage of the reserves associated with such business, as calculated in accordance with PALAC's New York Regulation 109 Plan approved by the New York Department of Financial Services.

Variable Annuities Recapture
Through March 31, 2016, the Company reinsured the majority of its variable annuity living benefit guarantees to its affiliated companies, Pruco Re and Prudential Insurance. Effective April 1, 2016, the Company recaptured the risks related to its variable annuity living benefit guarantees that were previously reinsured to Pruco Re and Prudential Insurance. In addition, the Company reinsured the variable annuity base contracts, along with the living benefit guarantees, from Pruco Life, excluding the PLNJ business which was reinsured to Prudential Insurance, under a coinsurance and modified coinsurance agreement. This reinsurance agreement covers new and in force business and excludes business reinsured externally. The product risks related to the reinsured business are being managed in the Company. In addition, the living benefit hedging program related to the reinsured living benefit guarantees is being managed within the Company. These series of transactions are collectively referred to as the "Variable Annuities Recapture".
As part of the Variable Annuities Recapture, the Company received invested assets of $3.1 billion as consideration from Pruco Re, which is equivalent to the amount of statutory reserve credit taken as of March 31, 2016, and unwound the associated reinsurance recoverable of $3.4 billion. As a result of the recapture transaction, the Company recognized a loss of $0.3 billion immediately.

For the Variable Annuities Recapture, the Company received invested assets of $7.1 billion as consideration from Pruco Life and established reserves of $9.4 billion. In addition, the Company incurred ceding commissions of $3.6 billion, of which $1.1 billion was in the form of reassignment of debt from Pruco Life. Also, the Company established deferred policy acquisition costs ("DAC") and deferred sales inducements ("DSI") balances, which were equivalent to the ceding commission incurred by the Company. For the reinsurance of the variable annuity base contracts, the Company recognized a benefit of $0.3 billion, which was deferred and will subsequently be amortized through "General, administrative and other expenses". For the reinsurance of the living benefit guarantees, the Company recognized a loss of $2.6 billion immediately since the reinsurance contract is accounted for as a free-standing derivative.
The Company also received a capital contribution of $8.4 billion from PAI.
As a result of the Variable Annuities Recapture, Pruco Re no longer had any material active reinsurance with affiliates. On September 30, 2016, Pruco Re was merged with and into the Company.
The impact of these transactions on the Statements of Operations and Comprehensive Income (Loss) was as follows:

Day 1 Impact of the Variable Annuities Recapture(1)	Impacts of Recapture	Impacts of Reinsurance	Total Impacts
	(in millions)
REVENUES
Premiums	$0	$832	$832
Realized investment gains (losses), net	(305)	(2,561)	(2,866)
TOTAL REVENUES	(305)	(1,729)	(2,034)
BENEFITS AND EXPENSES
Policyholders' benefits	0	522	522
General, administrative and other expenses	0	310	310
TOTAL BENEFITS AND EXPENSES	0	832	832
INCOME (LOSS) FROM OPERATIONS BEFORE INCOME TAXES	(305)	(2,561)	(2,866)
Income tax expense (benefit)	(114)	(961)	(1,075)
NET INCOME (LOSS)	$(191)	$(1,600)	$(1,791)

(1)	Day 1 Significant Non-Cash Transactions:

•
Consideration transferred includes non-cash activities of $3.1 billion for assets received related to the recapture transaction with Pruco Re, $7.1 billion for assets received related to the reinsurance transaction with Pruco Life and $3.6 billion related to non-cash capital contributions from PAI.

•	Prudential Financial contributed current tax receivables through PAI of $1.5 billion to the Company as part of the Variable Annuities Recapture.

•	The Company incurred ceding commissions of $3.6 billion, of which $1.1 billion was in the form of reassignment of debt from Pruco Life.

•
Additional paid-in capital ("APIC") includes non-cash capital contributions from PAI of $3.6 billion in invested assets, $1.5 billion of current tax receivables and $2.5 billion funding for the ceding commission for the reinsurance transaction with Pruco Life.

Basis of Presentation
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
The most significant estimates include those used in determining DAC and related amortization; value of business acquired ("VOBA") and its amortization; amortization of DSI; valuation of investments including derivatives and the recognition of other-than-temporary impairments (“OTTI”); future policy benefits including guarantees; provision for income taxes and valuation of deferred tax assets; and accruals for contingent liabilities, including estimates for losses in connection with unresolved legal and regulatory matters.
Reclassifications
Certain amounts in prior periods have been reclassified to conform to the current period presentation.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

2.    SIGNIFICANT ACCOUNTING POLICIES AND PRONOUNCEMENTS
ASSETS
Fixed maturities, available-for-sale, at fair value are comprised of bonds, notes and redeemable preferred stock. Fixed maturities classified as “available-for-sale” are carried at fair value. See Note 5 for additional information regarding the determination of fair value. The associated unrealized gains and losses, net of tax, and the effect on DAC, VOBA, DSI, future policy benefits, policyholders’ account balances that would result from the realization of unrealized gains and losses, are included in “Accumulated other comprehensive income (loss)” (“AOCI”). The purchased cost of fixed maturities is adjusted for amortization of premiums and accretion of discounts to maturity or, if applicable, call date.
Interest income, and amortization of premium and accretion of discount are included in “Net investment income” under the effective yield method. Additionally, prepayment premiums are also included in “Net investment income”. For mortgage-backed and asset-backed securities, the effective yield is based on estimated cash flows, including interest rate and prepayment assumptions based on data from widely accepted third-party data sources or internal estimates. In addition to interest rate and prepayment assumptions, cash flow estimates also vary based on other assumptions regarding the underlying collateral including default rates and changes in value. These assumptions can significantly impact income recognition and the amount of OTTI recognized in earnings and other comprehensive income. For high credit quality mortgage-backed and asset-backed securities (those rated AA or above), cash flows are provided quarterly, and the amortized cost and effective yield of the securities are adjusted as necessary to reflect historical prepayment experience and changes in estimated future prepayments. The adjustments to amortized cost are recorded as a charge or credit to "Net investment income" in accordance with the retrospective method. For mortgage-backed and asset-backed securities rated below AA or those for which an OTTI has been recorded, the effective yield is adjusted prospectively for any changes in estimated cash flows. See the discussion below on realized investment gains and losses for a description of the accounting for impairments.

Fixed maturities, trading, at fair value consists of fixed maturities that are carried at fair value. Realized and unrealized gains and losses on these investments are reported in “Asset administration fees and other income”, and interest and dividend income from these investments is reported in “Net investment income”.

Equity securities, at fair value is comprised of common stock, mutual fund shares, and preferred stock, which are carried at fair value. Realized and unrealized gains and losses on these investments are reported in “Asset administration fees and other income”, and dividend income is reported in “Net investment income” on the ex-dividend date.
Commercial mortgage and other loans consist of commercial mortgage loans and agricultural property loans. Commercial mortgage and other loans held for investment are generally carried at unpaid principal balance, net of unamortized deferred loan origination fees and expenses and net of an allowance for losses. Commercial mortgage and other loans acquired, including those related to the acquisition of a business, are recorded at fair value when purchased, reflecting any premiums or discounts to unpaid principal balances. Interest income, and the amortization of the related premiums or discounts, are included in “Net investment income” under the effective yield method. Prepayment fees are also included in "Net investment income".
Impaired loans include those loans for which it is probable that amounts due will not all be collected according to the contractual terms of the loan agreement. The Company defines “past due” as principal or interest not collected at least 30 days past the scheduled contractual due date. Interest received on loans that are past due, including impaired and non-impaired loans, as well as, loans that were previously modified in a troubled debt restructuring, is either applied against the principal or reported as net investment income based on the Company’s assessment as to the collectability of the principal. See Note 3 for additional information about the Company’s past due loans.
The Company discontinues accruing interest on loans after the loans become 90 days delinquent as to principal or interest payments, or earlier when the Company has doubts about collectability. When the Company discontinues accruing interest on a loan, any accrued but uncollectible interest on the loan and other loans backed by the same collateral, if any, is charged to interest income in the same period. Generally, a loan is restored to accrual status only after all delinquent interest and principal are brought current and, in the case of loans where the payment of interest has been interrupted for a substantial period, or the loan has been modified, a regular payment performance has been established.
The Company reviews the performance and credit quality of the commercial mortgage and other loan portfolio on an on-going basis. Loans are placed on watch list status based on a predefined set of criteria and are assigned one of two categories. Loans are classified as “closely monitored” when it is determined that there is a collateral deficiency or other credit events that may lead to a potential loss of principal or interest. Loans “not in good standing” are those loans where the Company has concluded that there is a high probability of loss of principal, such as when the loan is delinquent or in the process of foreclosure. As described below, in determining the allowance for losses, the Company evaluates each loan on the watch list to determine if it is probable that amounts due will not be collected according to the contractual terms of the loan agreement.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Loan-to-value and debt service coverage ratios are measures commonly used to assess the quality of commercial mortgage loans. The loan-to-value ratio compares the amount of the loan to the fair value of the underlying property collateralizing the loan, and is commonly expressed as a percentage. Loan-to-value ratios greater than 100% indicate that the loan amount exceeds the collateral value. A loan-to-value ratio less than 100% indicates an excess of collateral value over the loan amount. The debt service coverage ratio compares a property’s net operating income to its debt service payments. Debt service coverage ratios less than 1.0 times indicate that property operations do not generate enough income to cover the loan’s current debt payments. A debt service coverage ratio greater than 1.0 times indicates an excess of net operating income over the debt service payments. The values utilized in calculating these ratios are developed as part of the Company’s periodic review of the commercial mortgage loan and agricultural property loan portfolios, which includes an internal appraisal of the underlying collateral value. The Company’s periodic review also includes a quality re-rating process, whereby the internal quality rating originally assigned at underwriting is updated based on current loan, property and market information using a proprietary quality rating system. The loan-to-value ratio is the most significant of several inputs used to establish the internal credit rating of a loan which in turn drives the allowance for losses. Other key factors considered in determining the internal credit rating include debt service coverage ratios, amortization, loan term, and estimated market value growth rate and volatility for the property type and region. See Note 3 for additional information related to the loan-to-value ratios and debt service coverage ratios related to the Company’s commercial mortgage and agricultural loan portfolios.
The allowance for losses includes a loan specific reserve for each impaired loan that has a specifically identified loss and a portfolio reserve for probable incurred but not specifically identified losses. For impaired commercial mortgage and other loans the allowances for losses are determined based on the present value of expected future cash flows discounted at the loan’s effective interest rate, or based upon the fair value of the collateral if the loan is collateral dependent. The portfolio reserves for probable incurred but not specifically identified losses in the commercial mortgage and agricultural loan portfolios consider the current credit composition of the portfolio based on an internal quality rating as described above. The portfolio reserves are determined using past loan experience, including historical credit migration, loss probability and loss severity factors by property type. These factors are reviewed and updated as appropriate.
The allowance for losses on commercial mortgage and other loans can increase or decrease from period to period based on the factors noted above. “Realized investment gains (losses), net” includes changes in the allowance for losses. “Realized investment gains (losses), net” also includes gains and losses on sales, certain restructurings, and foreclosures.
When a commercial mortgage or other loan is deemed to be uncollectible, any specific valuation allowance associated with the loan is reversed and a direct write down of the carrying amount of the loan is made. The carrying amount of the loan is not adjusted for subsequent recoveries in value.
Commercial mortgage and other loans are occasionally restructured in a troubled debt restructuring. These restructurings generally include one or more of the following: full or partial payoffs outside of the original contract terms; changes to interest rates; extensions of maturity; or additions or modifications to covenants. Additionally, the Company may accept assets in full or partial satisfaction of the debt as part of a troubled debt restructuring. When restructurings occur, they are evaluated individually to determine whether the restructuring or modification constitutes a “troubled debt restructuring” as defined by authoritative accounting guidance. If the borrower is experiencing financial difficulty and the Company has granted a concession, the restructuring, including those that involve a partial payoff or the receipt of assets in full satisfaction of the debt is deemed to be a troubled debt restructuring. Based on the Company’s credit review process described above, these loans generally would have been deemed impaired prior to the troubled debt restructuring, and specific allowances for losses would have been established prior to the determination that a troubled debt restructuring has occurred.
In a troubled debt restructuring where the Company receives assets in full satisfaction of the debt, any specific valuation allowance is reversed and a direct write-down of the loan is recorded for the amount of the allowance, and any additional loss, net of recoveries, or any gain is recorded for the difference between the fair value of the assets received and the recorded investment in the loan. When assets are received in partial settlement, the same process is followed, and the remaining loan is evaluated prospectively for impairment based on the credit review process noted above. When a loan is restructured in a troubled debt restructuring, the impairment of the loan is remeasured using the modified terms and the loan’s original effective yield, and the allowance for loss is adjusted accordingly. Subsequent to the modification, income is recognized prospectively based on the modified terms of the loans in accordance with the income recognition policy noted above. Additionally, the loan continues to be subject to the credit review process noted above.
In situations where a loan has been restructured in a troubled debt restructuring and the loan has subsequently defaulted, this factor is considered when evaluating the loan for a specific allowance for losses in accordance with the credit review process noted above.
See Note 3 for additional information about commercial mortgage and other loans that have been restructured in a troubled debt restructuring.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Policy loans represent funds loaned to policyholders up to the cash surrender value of the associated insurance policies and are carried at the unpaid principal balances due to the Company from the policyholders. Interest income on policy loans is recognized in “Net investment income” at the contract interest rate when earned. Policy loans are fully collateralized by the cash surrender value of the associated insurance policies.
Short-term investments primarily consist of highly liquid debt instruments with a maturity of twelve months or less and greater than three months when purchased. These investments are generally carried at fair value or amortized cost that approximates fair value and include certain money market investments, funds managed similar to regulated money market funds, short-term debt securities issued by government sponsored entities and other highly liquid debt instruments.

Other invested assets consist of the Company’s non-coupon investments in limited partnerships and limited liability companies ("LPs/LLCs") (other than operating joint ventures), as well as wholly-owned investment real estate, derivative assets and other investments. LPs/LLCs interests are accounted for using either the equity method of accounting, or at fair value with changes in fair value reported in “Asset administration fees and other income”. The Company’s income from investments in LPs/LLCs accounted for using the equity method, other than the Company’s investments in operating joint ventures, is included in “Net investment income.” The carrying value of these investments is written down, or impaired, to fair value when a decline in value is considered to be other-than-temporary. In applying the equity method (including assessment for OTTI), the Company uses financial information provided by the investee, generally on a one to three-month lag. For the investments reported at fair value with changes in fair value reported in current earnings, the associated realized and unrealized gains and losses are reported in “Asset administration fees and other income”.
Realized investment gains (losses) are computed using the specific identification method. Realized investment gains and losses are generated from numerous sources, including the sales of fixed maturity securities, investments in joint ventures and limited partnerships and other types of investments, as well as adjustments to the cost basis of investments for net OTTI recognized in earnings. Realized investment gains and losses also reflect changes in the allowance for losses on commercial mortgage and other loans, and fair value changes on embedded derivatives and free-standing derivatives that do not qualify for hedge accounting treatment. See “Derivative Financial Instruments” below for additional information regarding the accounting for derivatives.
The Company’s available-for-sale securities with unrealized losses are reviewed quarterly to identify OTTI in value. In evaluating whether a decline in value is other-than-temporary, the Company considers several factors including, but not limited to the following: (1) the extent and the duration of the decline; (2) the reasons for the decline in value (credit event, currency or interest-rate related, including general credit spread widening); and (3) the financial condition of and near-term prospects of the issuer.
An OTTI is recognized in earnings for a debt security in an unrealized loss position when the Company either (1) has the intent to sell the debt security or (2) it is more likely than not will be required to sell the debt security before its anticipated recovery. For all debt securities in unrealized loss positions that do not meet either of these two criteria, the Company analyzes its ability to recover the amortized cost by comparing the net present value of projected future cash flows with the amortized cost of the security. The net present value is calculated by discounting the Company’s best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. The Company may use the estimated fair value of collateral as a proxy for the net present value if it believes that the security is dependent on the liquidation of collateral for recovery of its investment. If the net present value is less than the amortized cost of the investment an OTTI is recognized.
When an OTTI of a debt security has occurred, the amount of the OTTI recognized in earnings depends on whether the Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis. If the debt security meets either of these two criteria, the OTTI recognized in earnings is equal to the entire difference between the security’s amortized cost basis and its fair value at the impairment measurement date. For OTTI of debt securities that do not meet these criteria, the net amount recognized in earnings is equal to the difference between the amortized cost of the debt security and its net present value calculated as described above. Any difference between the fair value and the net present value of the debt security at the impairment measurement date is recorded in “Other comprehensive income (loss)” (“OCI”). Unrealized gains or losses on securities for which an OTTI has been recognized in earnings is tracked as a separate component of AOCI.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

The split between the amount of an OTTI recognized in OCI and the net amount recognized in earnings for debt securities is driven principally by assumptions regarding the amount and timing of projected cash flows. For mortgage-backed and asset-backed securities, cash flow estimates consider the payment terms of the underlying assets backing a particular security, including interest rate and prepayment assumptions, based on data from widely accepted third-party data sources or internal estimates. In addition to interest rate and prepayment assumptions, cash flow estimates also include other assumptions regarding the underlying collateral including default rates and recoveries, which vary based on the asset type and geographic location, as well as the vintage year of the security. For structured securities, the payment priority within the tranche structure is also considered. For all other debt securities, cash flow estimates are driven by assumptions regarding probability of default and estimates regarding timing and amount of recoveries associated with a default. The Company has developed these estimates using information based on its historical experience as well as using market observable data, such as industry analyst reports and forecasts, sector credit ratings and other data relevant to the collectability of a security, such as the general payment terms of the security and the security’s position within the capital structure of the issuer.
The new cost basis of an impaired security is not adjusted for subsequent increases in estimated fair value. In periods subsequent to the recognition of an OTTI, the impaired security is accounted for as if it had been purchased on the measurement date of the impairment. For debt securities, the discount (or reduced premium) based on the new cost basis may be accreted into net investment income in future periods, including increases in cash flow on a prospective basis. In certain cases where there are decreased cash flow expectations, the security is reviewed for further cash flow impairments.
Unrealized investment gains and losses are also considered in determining certain other balances, including DAC, VOBA, DSI, certain future policy benefits and deferred tax assets or liabilities. These balances are adjusted, as applicable, for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in AOCI. Each of these balances is discussed in greater detail below.
Cash and cash equivalents include cash on hand, amounts due from banks, certain money market investments, funds managed similar to regulated money market funds, other debt instruments with maturities of three months or less when purchased, other than cash equivalents that are included in "Fixed maturities, available-for-sale, at fair value," and receivables related to securities purchased under agreements to resell (see also "Securities sold under agreements to purchase" below.) The Company also engages in overnight borrowing and lending of funds with Prudential Financial and affiliates which are considered cash and cash equivalents.
Deferred policy acquisition costs are related directly to the successful acquisition of new and renewal insurance and annuity business that have been deferred to the extent such costs are deemed recoverable from future profits. Such DAC primarily includes commissions, costs of policy issuance and underwriting, and certain other expenses that are directly related to successfully negotiated contracts. In each reporting period, capitalized DAC is amortized to “Amortization of DAC", net of the accrual of imputed interest on DAC balances. DAC is subject to periodic recoverability testing. DAC, for applicable products, is adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in AOCI.
DAC related to fixed and variable deferred annuity products are generally deferred and amortized over the expected life of the contracts in proportion to gross profits arising principally from investment margins, mortality and expense margins, and surrender charges, based on historical and anticipated future experience, which is updated periodically. The Company uses a reversion to the mean approach for equities to derive future equity return assumptions. However, if the projected equity return calculated using this approach is greater than the maximum equity return assumption, the maximum equity return is utilized. Gross profits also include impacts from the embedded derivatives associated with certain of the optional living benefit features of the Company’s variable annuity contracts and related hedging activities. In calculating gross profits, profits and losses related to contracts issued by the Company that are reported in affiliated legal entities other than the Company as a result of, for example, reinsurance agreements with those affiliated entities, are also included. The Company is an indirect subsidiary of Prudential Financial, an United States Securities and Exchange Commission (the "SEC") registrant, and has extensive transactions and relationships with other subsidiaries of Prudential Financial, including reinsurance agreements, as described in Note 10. Incorporating all product-related profits and losses in gross profits, including those that are reported in affiliated legal entities, produces a DAC amortization pattern representative of the total economics of the products. Total gross profits include both actual gross profits and estimates of gross profits for future periods. The Company regularly evaluates and adjusts DAC balances with a corresponding charge or credit to current period earnings, representing a cumulative adjustment to all prior periods’ amortization, for the impact of actual gross profits and changes in the Company's projections of estimated future gross profits. Adjustments to DAC balances include: (i) annual review of assumptions that reflect the comprehensive review of the assumptions used in estimating gross profits for future periods, (ii) quarterly adjustments for current period experience (also referred to as “experience true-up” adjustments) that reflect the impact of differences between actual gross profits for a given period and the previously estimated expected gross profits for that period, and (iii) quarterly adjustments for market performance (also referred to as “experience unlocking”) that reflect the impact of changes to the Company's estimate of total gross profits to reflect actual fund performance and market conditions.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

For some products, policyholders can elect to modify product benefits, features, rights or coverages by exchanging a contract for a new contract or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. These transactions are known as internal replacements. For internal replacement transactions, except those that involve the addition of a nonintegrated contract feature that does not change the existing base contract, the unamortized DAC is immediately charged to expense if the terms of the new policies are not substantially similar to those of the former policies. If the new terms are substantially similar to those of the earlier policies, the DAC is retained with respect to the new policies and amortized over the expected life of the new policies. See Note 6 for additional information regarding DAC.
Accrued investment income primarily includes accruals of interest and dividend income from investments that have been earned but not yet received.
Reinsurance recoverables include corresponding receivables associated with reinsurance arrangements with affiliates. For additional information about these arrangements see Note 10.
Income taxes asset primarily represents the net deferred tax asset and the Company’s estimated taxes receivable for the current year and open audit years.
The Company is a member of the federal income tax return of Prudential Financial and primarily files separate company state and local tax returns. Pursuant to the tax allocation arrangement with Prudential Financial, total federal income tax expense is determined on a separate company basis. Members with losses record tax benefits to the extent such losses are recognized in the consolidated federal tax provision.
Items required by tax regulations to be included in the tax return may differ from the items reflected in the financial statements. As a result, the effective tax rate reflected in the financial statements may be different than the actual rate applied on the tax return. Some of these differences are permanent such as expenses that are not deductible in the Company’s tax return, and some differences are temporary, reversing over time, such as valuation of insurance reserves. Temporary differences create deferred tax assets and liabilities. Deferred tax assets generally represent items that can be used as a tax deduction or credit in future years for which the Company has already recorded the tax benefit in the Company’s Statements of Operations. Deferred tax liabilities generally represent tax expense recognized in the Company’s financial statements for which payment has been deferred, or expenditures for which the Company has already taken a deduction in the Company’s tax return but have not yet been recognized in the Company’s financial statements.
Deferred income taxes are recognized, based on enacted rates, when assets and liabilities have different values for financial statement and tax reporting purposes. The application of U.S. GAAP requires the Company to evaluate the recoverability of the Company’s deferred tax assets and establish a valuation allowance if necessary to reduce the Company’s deferred tax assets to an amount that is more likely than not expected to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. See Note 11 for a discussion of factors considered when evaluating the need for a valuation allowance.
In December of 2017, SEC staff issued "SAB 118, Income Tax Accounting Implications of the Tax Cuts and Jobs Act" ("SAB 118"), which allowed registrants to record provisional amounts during a ‘measurement period’ not to extend beyond one year. Under the relief provided by SAB 118, a company could recognize provisional amounts when it did not have the necessary information available, prepared or analyzed in reasonable detail to complete its accounting for the change in tax law. See Note 11 for a discussion of provisional amounts related to the U.S. Tax Cuts and Jobs Act of 2017 ("Tax Act of 2017") recorded in 2017 and adjustments to provisional amounts recorded in 2018.
U.S. GAAP prescribes a comprehensive model for how a company should recognize, measure, present, and disclose in its financial statements uncertain tax positions that a company has taken or expects to take on tax returns. The application of this guidance is a two-step process. First, the Company determines whether it is more likely than not, based on the technical merits, that the tax position will be sustained upon examination. If a tax position does not meet the more likely than not recognition threshold, the benefit of that position is not recognized in the financial statements. The second step is measurement. The Company measures the tax position as the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate resolution with a taxing authority that has full knowledge of all relevant information. This measurement considers the amounts and probabilities of the outcomes that could be realized upon ultimate settlement using the facts, circumstances, and information available at the reporting date.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

The Company’s liability for income taxes includes a liability for unrecognized tax benefits, interest and penalties which relate to tax years still subject to review by the Internal Revenue Service (“IRS”) or other taxing jurisdictions. Audit periods remain open for review until the statute of limitations has passed. Generally, for tax years which produce net operating losses, capital losses or tax credit carryforwards (“tax attributes”), the statute of limitations does not close, to the extent of these tax attributes, until the expiration of the statute of limitations for the tax year in which they are fully utilized. The completion of review or the expiration of the statute of limitations for a given audit period could result in an adjustment to the liability for income taxes. The Company classifies all interest and penalties related to tax uncertainties as income tax expense.
See Note 11 for additional information regarding income taxes.
VOBA represents identifiable intangible assets to which a portion of the purchase price in a business acquisition is attributed under the application of purchase accounting. VOBA represents an adjustment to the stated value of in force insurance contract liabilities to present them at fair value, determined as of the acquisition date. VOBA balances are subject to recoverability testing, in the manner in which it was acquired. The Company has established a VOBA asset primarily for its acquisition of American Skandia Life Assurance Corporation. The Company amortizes VOBA over the anticipated life of the acquired contracts using the same methodology and assumptions used to amortize DAC. The Company records amortization of VOBA in “General, administrative, and other expenses.” See Note 7 for additional information regarding VOBA.
Deferred sales inducements represent various types of sales inducements to contractholders related to fixed and variable deferred annuity contracts. The Company defers sales inducements and amortizes them over the expected life of the policy using the same methodology and assumptions used to amortize DAC. Sales inducement balances are subject to periodic recoverability testing. The Company records amortization of DSI in “Interest credited to policyholders’ account balances.” DSI for applicable products is adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in AOCI. See Note 9 for additional information regarding sales inducements.
Other assets consist primarily of accruals for asset administration fees, deferred loss on reinsurance with an affiliate and receivables resulting from sales of securities that had not yet settled at the balance sheet date.
Separate account assets represent segregated funds that are invested for certain contractholders. The contractholder has the option of directing funds to a wide variety of investment options, most of which invest in mutual funds. The investment risk on the variable portion of a contract is borne by the contractholder, except to the extent of minimum guarantees by the Company, which are not separate account liabilities. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. The investment income and realized investment gains or losses from separate accounts generally accrue to the contractholders and are not included in the Company’s results of operations. Mortality, policy administration and surrender charges assessed against the accounts are included in “Policy charges and fee income”. Asset administration fees charged to the accounts are included in “Asset administration fees and other income”. See Note 9 for additional information regarding separate account arrangements with contractual guarantees. See also “Separate account liabilities” below.
LIABILITIES
Future policy benefits liability is primarily comprised of liabilities for guarantee benefits related to certain long-duration life and annuity contracts, which are discussed more fully in Note 9. These reserves represent reserves for the guaranteed minimum death and optional living benefit features on the Company’s variable annuity products. The optional living benefits are primarily accounted for as embedded derivatives, with fair values calculated as the present value of future expected benefit payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature. For additional information regarding the valuation of these optional living benefit features, see Note 5.
The Company’s liability for future policy benefits also includes reserves based on the present value of estimated future payments to or on behalf of policyholders, where the timing and amount of payment depends on policyholder mortality. Expected mortality is generally based on Company experience, industry data, and/or other factors. Interest rate assumptions are based on factors such as market conditions and expected investment returns. Although mortality, morbidity and interest rate assumptions are “locked-in” upon the issuance of new insurance or annuity business with fixed and guaranteed terms, significant changes in experience or assumptions may require the Company to provide for expected future losses on a product by establishing premium deficiency reserves. Premium deficiency reserves are established, if necessary, when the liability for future policy benefits plus the present value of expected future gross premiums are determined to be insufficient to provide for expected future policy benefits and expenses. Premium deficiency reserves do not include a provision for the risk of adverse deviation. Any adjustments to future policy benefit reserves related to net unrealized gains on securities classified as available-for-sale are included in AOCI. See Note 8 for additional information regarding future policy benefits.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Policyholders’ account balances liability represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date. This liability is primarily associated with the accumulated account deposits, plus interest credited, less policyholder withdrawals and other charges assessed against the account balance, as applicable. These policyholders’ account balances also include provision for benefits under non-life contingent payout annuities. See Note 8 for additional information regarding policyholders’ account balances.
Cash collateral for loaned securities represent liabilities to return cash proceeds from security lending transactions. Securities lending transactions are used primarily to earn spread income, or to borrow funds. As part of securities lending transactions, the Company transfers U.S. and foreign debt and equity securities, as well as U.S. government and government agency securities, and receives cash as collateral. Cash proceeds from securities lending transactions are used to earn spread income, and are typically invested in cash equivalents, short-term investments or fixed maturities. Securities lending transactions are treated as financing arrangements and are recorded at the amount of cash received. The Company obtains collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively. The Company monitors the market value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company’s securities lending transactions are with large brokerage firms and large banks. Income and expenses associated with securities lending transactions used to earn spread income are reported as “Net investment income”; however, for securities lending transactions used for funding purposes the associated rebate is reported as interest expense (included in “General, administrative and other expenses”).
Securities sold under agreements to repurchase represent liabilities associated with securities repurchase agreements which are used primarily to earn spread income, to borrow funds, or to facilitate trading activity. As part of securities repurchase agreements, the Company transfers U.S. government and government agency securities to a third-party and receives cash as collateral. For securities repurchase agreements used to earn spread income, the cash received is typically invested in cash equivalents, short-term investments or fixed maturities. Receivables associated with securities purchased under agreements to resell are generally reflected as cash equivalents (see also "Cash and cash equivalents" above). As part of securities resale agreements, the Company invests cash and receives as collateral U.S. government securities or other debt securities.
Securities repurchase and resale agreements that satisfy certain criteria are treated as secured borrowing or secured lending arrangements. These agreements are carried at the amounts at which the securities will be subsequently resold or reacquired, as specified in the respective transactions. For securities purchased under agreements to resell, the Company’s policy is to take possession or control of the securities either directly or through a third-party custodian. These securities are valued daily and additional securities or cash collateral is received, or returned, when appropriate to protect against credit exposure. Securities to be resold are the same, or substantially the same, as the securities received. The majority of these transactions are with large brokerage firms and large banks. For securities sold under agreements to repurchase, the market value of the securities to be repurchased is monitored, and additional collateral is obtained where appropriate, to protect against credit exposure. The Company obtains collateral in an amount at least equal to 95% of the fair value of the securities sold. Securities to be repurchased are the same, or substantially the same, as those sold. The majority of these transactions are with highly rated money market funds. Income and expenses related to these transactions executed within the insurance companies used to earn spread income are reported as “Net investment income”; however, for transactions used for funding purposes, the associated borrowing cost is reported as interest expense (included in “General, administrative and other expenses”). Income and expenses related to these transactions executed within the Company’s derivative operations are reported in “Asset administration fees and other income”.
Short-term and long-term debt liabilities are primarily carried at an amount equal to unpaid principal balance, net of unamortized discount or premium and debt issue costs. Original-issue discount or premium and debt-issue costs are recognized as a component of interest expense over the period the debt is expected to be outstanding, using the interest method of amortization. Interest expense is generally presented within “General, administrative and other expenses” in the Company’s Statements of Operations. Short-term debt is debt coming due in the next twelve months, including that portion of debt otherwise classified as long-term. The short-term debt caption may exclude short-term debt items for which the Company has the intent and ability to refinance on a long-term basis in the near term. See Note 14 for additional information regarding short-term and long-term debt.
Reinsurance payables include corresponding payables associated with reinsurance arrangements with affiliates. For additional information about these arrangements see Note 10.
Other liabilities consist primarily of accrued expenses, technical overdrafts, deferred gain on reinsurance with an affiliate, and payables resulting from purchases of securities that had not yet settled at the balance sheet date. Other liabilities may also include derivative instruments for which fair values are determined as described below under “Derivative Financial Instruments”.
Separate account liabilities primarily represent the contractholders’ account balance in separate account assets and to a lesser extent borrowings of the separate account, and will be equal and offsetting to total separate account assets. See also “Separate account assets” above.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Commitments and contingent liabilities are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable. Management evaluates whether there are incremental legal or other costs directly associated with the ultimate resolution of the matter that are reasonably estimable and, if so, they are included in the accrual. These accruals are generally reported in “Other liabilities”.
REVENUES AND BENEFITS AND EXPENSES
Insurance Revenue and Expense Recognition
Revenues for variable deferred annuity contracts consist of charges against contractholder account values or separate accounts for mortality and expense risks, administration fees, surrender charges and an annual maintenance fee per contract. Revenues for mortality and expense risk charges and administration fees are recognized as assessed against the contractholder. Surrender charge revenue is recognized when the surrender charge is assessed against the contractholder at the time of surrender. Liabilities for the variable investment options on annuity contracts represent the account value of the contracts and are included in “Separate account liabilities.”
Revenues for variable immediate annuity and supplementary contracts with life contingencies consist of certain charges against contractholder account values including mortality and expense risks and administration fees. These charges and fees are recognized as revenue when assessed against the contractholder. Liabilities for variable immediate annuity contracts represent the account value of the contracts and are included in “Separate account liabilities.”
Revenues for fixed immediate annuity and fixed supplementary contracts with and without life contingencies consist of net investment income. In addition, revenues for fixed immediate annuity contracts with life contingencies also consist of single premium payments recognized as annuity considerations when received. Reserves for contracts without life contingencies are included in “Policyholders’ account balances” while reserves for contracts with life contingencies are included in “Future policy benefits.” Assumed interest rates ranged from 0.0% to 8.3% at December 31, 2018 and 2017.
Revenues for variable life insurance contracts consist of charges against contractholder account values or separate accounts for expense charges, administration fees, cost of insurance charges and surrender charges. Certain contracts also include charges against premium to pay state premium taxes. All of these charges are recognized as revenue when assessed against the contractholder. Liabilities for variable life insurance contracts represent the account value of the contracts and are included in “Separate account liabilities.”
Certain individual annuity contracts provide the contractholder a guarantee that the benefit received upon death or annuitization will be no less than a minimum prescribed amount. These benefits are accounted for as insurance contracts and are discussed in further detail in Note 9. The Company also provides contracts with certain optional living benefits which are considered embedded derivatives. These contracts are discussed in further detail in Note 9.
Amounts received as payment for variable annuities and other contracts without life contingencies are reported as deposits to “Policyholders’ account balances” and/or “Separate account liabilities.” Revenues from these contracts are reflected in “Policy charges and fee income” consisting primarily of fees assessed during the period against the policyholders’ account balances for policy administration charges and surrender charges. In addition to fees, the Company earns investment income from the investments in the Company’s general account portfolio. Fees assessed that represent compensation to the Company for services to be provided in future periods and certain other fees are generally deferred and amortized into revenue over the life of the related contracts in proportion to estimated gross profits. Benefits and expenses for these products include claims in excess of related account balances, expenses of contract administration, interest credited to policyholders’ account balances and amortization of DAC, DSI and VOBA.

Asset administration fees and other income principally includes asset-based asset management fees, which are recognized in the period in which the services are performed. This financial statement line also includes realized and unrealized gains or losses from investments reported as “Fixed maturities, trading, at fair value”, “Equity securities, at fair value”, and “Other invested assets” that are measured at fair value.
OTHER ACCOUNTING POLICIES
Derivative Financial Instruments
Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, values of securities or commodities, credit spreads, market volatility, expected returns, and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk ("NPR") used in valuation models. Derivative financial instruments generally used by the Company include swaps, futures, forwards and options and may be exchange-traded or contracted in the over-the-counter ("OTC") market. Derivative positions are carried at fair value, generally by obtaining quoted market prices or through the use of valuation models.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Derivatives are used to manage the interest rate and currency characteristics of assets or liabilities. Additionally, derivatives may be used to seek to reduce exposure to interest rate, credit, foreign currency and equity risks associated with assets held or expected to be purchased or sold, and liabilities incurred or expected to be incurred. As discussed in detail below and in Note 4, all realized and unrealized changes in fair value of derivatives are recorded in current earnings, with the exception of the effective portion of cash flow hedges. Cash flows from derivatives are reported in the operating, investing, or financing activities sections in the Statements of Cash Flows based on the nature and purpose of the derivative.
Derivatives are recorded either as assets, within “Other invested assets,” or as liabilities, within “Payables to parent and affiliates,” except for embedded derivatives which are recorded with the associated host contract. The Company nets the fair value of all derivative financial instruments with counterparties for which a master netting arrangement has been executed.
The Company designates derivatives as either (1) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability (“cash flow” hedge); or (2) a derivative that does not qualify for hedge accounting.
To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated risk of the hedged item. Effectiveness of the hedge is formally assessed at inception and throughout the life of the hedging relationship. Even if a derivative qualifies for hedge accounting treatment, there may be an element of ineffectiveness of the hedge. Under such circumstances, the ineffective portion is recorded in “Realized investment gains (losses), net.”
The Company formally documents at inception all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives designated as cash flow hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions.
When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in its fair value are recorded in AOCI until earnings are affected by the variability of cash flows being hedged (e.g., when periodic settlements on a variable-rate asset or liability are recorded in earnings). At that time, the related portion of deferred gains or losses on the derivative instrument is reclassified and reported in the Statements of Operations line item associated with the hedged item.
If it is determined that a derivative no longer qualifies as an effective cash flow hedge or management removes the hedge designation, the derivative will continue to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in “Realized investment gains (losses), net.” The component of AOCI related to discontinued cash flow hedges is reclassified to the Statements of Operations line associated with the hedged cash flows consistent with the earnings impact of the original hedged cash flows.
When hedge accounting is discontinued because the hedged item no longer meets the definition of a firm commitment, or because it is probable that the forecasted transaction will not occur by the end of the specified time period, the derivative will continue to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in “Realized investment gains (losses), net.” Any asset or liability that was recorded pursuant to recognition of the firm commitment is removed from the balance sheet and recognized currently in “Realized investment gains (losses), net.” Gains and losses that were in AOCI pursuant to the cash flow hedge of a forecasted transaction are recognized immediately in “Realized investment gains (losses), net.”
If a derivative does not qualify for hedge accounting, all changes in its fair value, including net receipts and payments, are included in “Realized investment gains (losses), net” without considering changes in the fair value of the economically associated assets or liabilities.
The Company is a party to financial instruments that contain derivative instruments that are “embedded” in the financial instruments. At inception, the Company assesses whether the economic characteristics of the embedded instrument are clearly and closely related to the economic characteristics of the remaining component of the financial instrument (i.e., the host contract) and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that (1) the embedded instrument possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded instrument qualifies as an embedded derivative that is separated from the host contract, carried at fair value, and changes in its fair value are included in “Realized investment gains (losses), net.” For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company may elect to carry the entire instrument at fair value and report it within “Fixed maturities, trading" or "Other invested assets".

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

The Company sold variable annuity contracts that include optional living benefit features that may be treated from an accounting perspective as embedded derivatives. The Company had reinsurance agreements to transfer the risks related to certain of these benefit features to affiliates, Pruco Re and Prudential Insurance through March 31, 2016. Effective April 1, 2016, the Company recaptured the risks related to its variable annuity optional living benefit guarantees that were previously reinsured to Pruco Re and Prudential Insurance. In addition, the Company reinsured the variable annuity base contracts, along with the living benefit guarantees, from Pruco Life, excluding the PLNJ business which was reinsured to Prudential Insurance, under a coinsurance and modified coinsurance agreement. See Note 1 and 10 for additional information. The embedded derivatives related to the living benefit features and the related reinsurance agreements are carried at fair value and included in “Future policy benefits” and “Reinsurance recoverables,” respectively. Changes in the fair value are determined using valuation models as described in Note 5, and are recorded in “Realized investment gains (losses), net.”
RECENT ACCOUNTING PRONOUNCEMENTS
Changes to U.S. GAAP are established by the Financial Accounting Standards Board ("FASB") in the form of Accounting Standards Updates ("ASU") to the FASB Accounting Standards Codification. The Company considers the applicability and impact of all ASU. ASU listed below include those that have been adopted during the current fiscal year and/or those that have been issued but not yet adopted as of the date of this filing. ASU not listed below were assessed and determined to be either not applicable or not material.
Adoption of ASU 2016-01
Effective January 1, 2018, the Company adopted ASU 2016-01, Financial Instruments - Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Liabilities using a modified retrospective method. Adoption of this ASU impacted the Company’s accounting and presentation related to equity investments. The most significant impact is that the changes in fair value of equity securities previously classified as “available-for-sale” are to be reported in net income within “Asset administration fees and other income” in the Statements of Operations. Prior to this, the changes in fair value on equity securities classified as “available-for-sale” were reported in AOCI.

The impacts of this ASU on the Company’s Financial Statements can be categorized as follows: (1) Changes to the presentation within the Statements of Financial Position; (2) Cumulative-effect Adjustment Upon Adoption; and (3) Changes to Accounting Policies. Each of these components is described below.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

(1) Changes to the presentation within the Statements of Financial Position

Because of the fundamental accounting changes as described in section "(3) Changes to Accounting Policies" below, the Company determined that changes to the presentation of certain balances in the investment section of the Company’s Statements of Financial Position were also necessary to maintain clarity and logical presentation. The table below illustrates these changes by presenting the balances as previously reported in the Company’s Annual Report on Form 10-K for the year ended December 31, 2017 and the reclassifications that were made, along with a footnote explanation of each reclassification.

	December 31, 2017
	As previously reported	Reclassifications			As currently reported
Statement of Financial Position Line Items		(1)	(2)	(3)
	(in thousands)
Fixed maturities, available-for-sale, at fair value	$10,110,786				$10,110,786
*Fixed maturities, trading, at fair value	0		166,360		166,360
~~Trading account assets, at fair value~~	181,717		(181,717)		0
~~Equity securities, available-for-sale, at fair value~~ 	18	(18)			0
*Equity securities, at fair value	0	18	15,357		15,375
Commercial mortgage and other loans	1,387,012				1,387,012
Policy loans	12,558				12,558
Short-term investments	711,071				711,071
~~Other long-term investments~~	335,811			(335,811)	0
*Other invested assets	0			335,811	335,811
Total investments	$12,738,973	$0	$0	$0	$12,738,973
* - New line item effective January 1, 2018.
~~Strikethrough~~ - Eliminated line item effective January 1, 2018.

(1)	Retitled “Equity securities, available-for-sale, at fair value” to “Equity securities, at fair value” as equity securities can no longer be described as available-for-sale.

(2)	Eliminated the line item “Trading account assets, at fair value” and reclassified each component to another line item.

(3)	Retitled “Other long-term investments” to “Other invested assets”.

(2) Cumulative-effect Adjustment Upon Adoption

The provisions of ASU 2016-01 require that the Company apply the amendments through a cumulative-effect adjustment to the Statements of Financial Position as of the beginning of the fiscal year of adoption. The following table illustrates the impact on the Company’s Statement of Financial Position as a result of recording this cumulative-effect adjustment on January 1, 2018.

Summary of ASU 2016-01 Transition Impacts on the Statement
of Financial Position upon Adoption on January 1, 2018
(in thousands)
Increase / (Decrease)
Other invested assets	$423
Total assets	$423
Income taxes payable	89
Total liabilities	89
Accumulated other comprehensive income (loss)	(3)
Retained earnings	337
Total equity	334
Total liabilities and equity	$423

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

(3) Changes to Accounting Policies

The narrative description of our significant accounting policies at the beginning of this Note reflects our policies as of December 31, 2018, including policies associated with the adoption of ASU 2016-01.

Other ASU adopted during the twelve months ended December 31, 2018

Standard	Description	Effective date and method of adoption	Effect on the financial statements or other significant matters
ASU 2014-09, Revenue from Contracts with Customers (Topic 606)
The ASU is based on the core principle that revenue is recognized to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods and services. The standard also requires additional disclosures about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, and assets recognized from the costs to obtain or fulfill a contract with a customer. Revenue recognition for insurance contracts and financial instruments is explicitly scoped out of the standard.
		January 1, 2018 using the modified retrospective method which included a cumulative-effect adjustment on the balance sheet as of the beginning of the fiscal year of adoption.	Adoption of the ASU did not have an impact on the Company’s Financial Statements and Notes to the Financial Statements.
ASU 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments (a Consensus of the Emerging Issues Task Force)
This ASU addresses diversity in practice in how certain cash receipts and cash payments are presented and classified in the statement of cash flows. The standard provides clarity on the treatment of eight specifically defined types of cash inflows and outflows.
		January 1, 2018 using the retrospective method (with early adoption permitted provided that all amendments are adopted in the same period).	Adoption of the ASU did not have a significant impact on the Company’s Financial Statements and Notes to the Financial Statements.
ASU 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash
In November 2016, the FASB issued this ASU to address diversity in practice from entities classifying and presenting transfers between cash and restricted cash as operating, investing, or financing activities, or as a combination of those activities in the Statement of Cash Flows. The ASU requires entities to show the changes in the total of cash, cash equivalents, restricted cash, and restricted cash equivalents in the Statement of Cash Flows. As a result, transfers between such categories will no longer be presented in the Statement of Cash Flows.
		January 1, 2018 using the retrospective method (with early adoption permitted).	Adoption of the ASU did not have a significant impact on the Company’s Financial Statements and Notes to the Financial Statements.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

ASU 2018-02, Income Statement - Reporting Comprehensive Income (Topic 220): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income (Loss)
In February 2018, this ASU was issued following the enactment of the Tax Act of 2017. This ASU allows an entity to elect a reclassification from AOCI to retained earnings for stranded effects resulting from the Tax Act of 2017.

January 1, 2019 with early adoption permitted. The ASU should be applied either in the period of adoption or retrospectively to each period in which the effect of the change in the U.S. federal corporate income tax rate in the Tax Act of 2017 is recognized.

The Company early adopted the ASU effective January 1, 2018 and elected to apply the ASU in the period of adoption subsequent to recording the adoption impacts of ASU 2016-01 as described above. As a result, the Company reclassified stranded effects resulting from the Tax Act of 2017 by decreasing AOCI and increasing retained earnings, each by $36.7 million. Stranded effects unrelated to the Tax Act of 2017 are generally released from AOCI when an entire portfolio of the type of item related to the stranded effect is liquidated, sold or extinguished (i.e., portfolio approach).

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

ASU issued but not yet adopted as of December 31, 2018 — ASU 2018-12

ASU 2018-12, Financial Services - Insurance (Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts, was issued by the FASB on August 15, 2018 and is expected to have a significant impact on the Company’s Financial Statements and Notes to the Financial Statements. The ASU is effective January 1, 2021 (with early adoption permitted), and will impact, at least to some extent, the accounting and disclosure requirements for all long-duration insurance and investment contracts issued by the Company. Outlined below are four key areas of change, although there are other changes not noted below. In addition to the impacts to the balance sheet upon adoption, the Company also expects an impact to how earnings emerge thereafter.

ASU 2018-12 Amended Topic	Description	Method of adoption	Effect on the financial statements or other significant matters
Cash flow assumptions used to measure the liability for future policy benefits for non-participating traditional and limited-pay insurance products
Requires an entity to review, and if necessary, update the cash flow assumptions used to measure the liability for future policy benefits, for both changes in future assumptions and actual experience, at least annually using a retrospective update method with a cumulative catch-up adjustment recorded in a separate line item in the Statements of Operations.

An entity may choose one of two adoption methods for the liability for future policy benefits: (1) a modified retrospective transition method whereby the entity will apply the amendments to contracts in force as of the beginning of the earliest period presented on the basis of their existing carrying amounts, adjusted for the removal of any related amounts in AOCI or (2) a full retrospective transition method.
The options for method of adoption and the impacts of such methods are under assessment.
Discount rate assumption used to measure the liability for future policy benefits for non-participating traditional and limited-pay insurance products	Requires discount rate assumptions to be based on an upper-medium grade fixed income instrument yield and will be required to be updated each quarter with the impact recorded through OCI.
As noted above, an entity may choose either a modified retrospective transition method or full retrospective transition method for the liability for future policy benefits. Under either method, for balance sheet remeasurement purposes, the liability for future policy benefits will be remeasured using current discount rates as of the beginning of the earliest period presented with the impact recorded as a cumulative effect adjustment to AOCI.

Upon adoption, under either transition method, there will be an adjustment to AOCI as a result of remeasuring in force contract liabilities using current upper-medium grade fixed income instrument yields. The adjustment upon adoption will largely reflect the difference between the discount rate locked-in at contract inception versus current discount rates at transition. The magnitude of such adjustment is currently being assessed.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Amortization of DAC and other balances
Requires DAC and other balances, such as unearned revenue reserves and DSI, to be amortized on a constant level basis over the expected term of the related contract, independent of expected profitability.

An entity may apply one of two adoption methods: (1) a modified retrospective transition method whereby the entity will apply the amendments to contracts in force as of the beginning of the earliest period presented on the basis of their existing carrying amounts, adjusted for the removal of any related amounts in AOCI or (2) if an entity chooses a full retrospective transition method for its future policy benefits, as described above, it is required to also use a retrospective transition method for DAC and other balances.

The options for method of adoption and the impacts of such methods are under assessment. Under the modified retrospective transition method, the Company would not expect a significant impact to the balance sheet, other than the impact of the removal of any related amounts in AOCI.

Market Risk Benefits
Requires an entity to measure all market risk benefits (e.g., living benefit and death benefit guarantees associated with variable annuities) at fair value with changes in value attributable to changes in an entity’s NPR to be recognized in OCI.
An entity will apply a retrospective transition method which will include a cumulative-effect adjustment on the balance sheet as of the earliest period presented.
Upon adoption, the Company expects an impact to retained earnings for the difference between the fair value and carrying value of benefits not currently measured at fair value (e.g., Guaranteed Minimum Death Benefits ("GMDB") on variable annuities) and an impact from reclassifying the cumulative effect of changes in NPR from retained earnings to AOCI. The magnitude of such adjustments is currently being assessed.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Other ASU issued but not yet adopted as of December 31, 2018

Standard	Description	Effective date and method of adoption	Effect on the financial statements or other significant matters
ASU 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments
This ASU provides a new current expected credit loss model to account for credit losses on certain financial assets and off-balance sheet exposures (e.g., loans held for investment, debt securities held to maturity, reinsurance receivables, net investments in leases and loan commitments). The model requires an entity to estimate lifetime credit losses related to such financial assets and exposures based on relevant information about past events, current conditions, and reasonable and supportable forecasts that affect the collectability of the reported amount. The standard also modifies the current other-than-temporary impairment standard for available-for-sale debt securities to require the use of an allowance rather than a direct write down of the investment, and replaces existing standard for purchased credit deteriorated loans and debt securities.

January 1, 2020 using the modified retrospective method which will include a cumulative-effect adjustment on the balance sheet as of the beginning of the fiscal year of adoption. However, prospective application is required for purchased credit deteriorated assets previously accounted for under ASU 310-30 and for debt securities for which an other-than-temporary impairment was recognized prior to the date of adoption. Early adoption is permitted beginning January 1, 2019.
The Company is currently assessing the impact of the ASU on the Company’s Financial Statements and Notes to the Financial Statements.
ASU 2017-08, Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20) Premium Amortization on Purchased Callable Debt Securities	This ASU requires certain premiums on callable debt securities to be amortized to the earliest call date.
January 1, 2019 using the modified retrospective method (with early adoption permitted) which will include a cumulative-effect adjustment on the balance sheet as of the beginning of the fiscal year of adoption.
The Company does not expect the adoption of the ASU to have a significant impact on the Company’s Financial Statements and Notes to the Financial Statements.
ASU 2017-12, Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities	This ASU makes targeted changes to the existing hedge accounting model to better portray the economics of an entity’s risk management activities and to simplify the use of hedge accounting.
January 1, 2019 using the modified retrospective method (with early adoption permitted) which will include a cumulative-effect adjustment on the balance sheet as of the beginning of the fiscal year of adoption.
The Company does not expect the adoption of the ASU to have a significant impact on the Company’s Financial Statements and Notes to the Financial Statements.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

3.    INVESTMENTS

Fixed Maturity Securities

The following tables set forth the composition of fixed maturity securities (excluding investments classified as trading), as of the dates indicated:

	December 31, 2018
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI(3)
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$5,240,519	$20,065	$376,493	$4,884,091	$0
Obligations of U.S. states and their political subdivisions	133,670	621	3,127	131,164	0
Foreign government bonds	199,044	4,748	4,156	199,636	0
U.S. corporate public securities	1,498,130	26,425	50,582	1,473,973	0
U.S. corporate private securities	1,070,400	15,430	22,877	1,062,953	0
Foreign corporate public securities	296,029	1,888	6,831	291,086	0
Foreign corporate private securities	829,588	10,415	27,771	812,232	0
Asset-backed securities(1)	505,862	3,147	3,765	505,244	(16)
Commercial mortgage-backed securities	364,601	2,770	5,491	361,880	0
Residential mortgage-backed securities(2)	48,622	1,290	498	49,414	0
Total fixed maturities, available-for-sale	$10,186,465	$86,799	$501,591	$9,771,673	$(16)

(1)	Includes credit-tranched securities collateralized by loan obligations, sub-prime mortgages, auto loans, equipment leases, education loans and other asset types.

(2)	Includes publicly-traded agency pass-through securities and collateralized mortgage obligations.

(3)
Represents the amount of unrealized losses remaining in AOCI, from the impairment measurement date. Amount excludes $3.3 million of net unrealized losses on impaired available-for-sale securities relating to changes in the value of such securities subsequent to the impairment measurement date.

	December 31, 2017(4)
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI(3)
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$5,059,168	$9,109	$236,627	$4,831,650	$0
Obligations of U.S. states and their political subdivisions	102,709	2,089	158	104,640	0
Foreign government bonds	133,859	6,878	432	140,305	0
U.S. corporate public securities	1,721,186	90,953	3,689	1,808,450	0
U.S. corporate private securities	1,166,682	46,267	5,005	1,207,944	0
Foreign corporate public securities	223,907	6,291	977	229,221	0
Foreign corporate private securities	730,449	44,917	3,806	771,560	0
Asset-backed securities(1)	341,277	4,438	128	345,587	(17)
Commercial mortgage-backed securities	502,695	7,334	4,345	505,684	0
Residential mortgage-backed securities(2)	163,334	2,950	539	165,745	(4)
Total fixed maturities, available-for-sale	$10,145,266	$221,226	$255,706	$10,110,786	$(21)

(1)	Includes credit-tranched securities collateralized by loan obligations, sub-prime mortgages, auto loans, credit cards, education loans and other asset types.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

(2)	Includes publicly-traded agency pass-through securities and collateralized mortgage obligations.

(3)
Represents the amount of unrealized losses remaining in AOCI, from the impairment measurement date. Amount excludes $12.3 million of net unrealized gains on impaired available-for-sale securities relating to changes in the value of such securities subsequent to the impairment measurement date.

(4)	Prior period amounts have been reclassified to conform to current period presentation.

The following tables set forth the fair value and gross unrealized losses aggregated by investment category and length of time that individual fixed maturity securities had been in a continuous unrealized loss position, as of the dates indicated:

	December 31, 2018
	Less Than Twelve Months		Twelve Months or More		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$367,796	$4,844	$3,304,663	$371,649	$3,672,459	$376,493
Obligations of U.S. states and their political subdivisions	25,764	322	83,950	2,805	109,714	3,127
Foreign government bonds	98,437	2,346	58,975	1,810	157,412	4,156
U.S. corporate public securities	627,589	28,474	386,599	22,108	1,014,188	50,582
U.S. corporate private securities	269,545	7,755	422,498	15,122	692,043	22,877
Foreign corporate public securities	97,367	2,521	107,286	4,310	204,653	6,831
Foreign corporate private securities	373,891	19,217	116,743	8,554	490,634	27,771
Asset-backed securities	358,668	3,501	24,529	264	383,197	3,765
Commercial mortgage-backed securities	45,432	355	159,638	5,136	205,070	5,491
Residential mortgage-backed securities	34	1	13,775	497	13,809	498
Total fixed maturities, available-for-sale	$2,264,523	$69,336	$4,678,656	$432,255	$6,943,179	$501,591

	December 31, 2017(1)
	Less Than Twelve Months		Twelve Months or More		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$13,174	$23	$4,550,472	$236,604	$4,563,646	$236,627
Obligations of U.S. states and their political subdivisions	6,669	26	13,311	132	19,980	158
Foreign government bonds	37,466	428	143	4	37,609	432
U.S. corporate public securities	234,798	1,181	126,339	2,508	361,137	3,689
U.S. corporate private securities	278,203	3,383	83,365	1,622	361,568	5,005
Foreign corporate public securities	76,526	637	23,186	340	99,712	977
Foreign corporate private securities	78,200	536	103,758	3,270	181,958	3,806
Asset-backed securities	30,234	128	0	0	30,234	128
Commercial mortgage-backed securities	113,423	1,225	129,458	3,120	242,881	4,345
Residential mortgage-backed securities	26,916	166	24,833	373	51,749	539
Total fixed maturities, available-for-sale	$895,609	$7,733	$5,054,865	$247,973	$5,950,474	$255,706

(1)	Prior period amounts have been reclassified to conform to current period presentation.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

As of December 31, 2018 and 2017, the gross unrealized losses on fixed maturity securities were composed of $485.7 million and $253.0 million, respectively, related to “1” highest quality or “2” high quality securities based on the National Association of Insurance Commissioners (“NAIC”) or equivalent rating and $15.9 million and $2.7 million, respectively, related to other than high or highest quality securities based on NAIC or equivalent rating. As of December 31, 2018, the $432.3 million of gross unrealized losses of twelve months or more were concentrated in U.S. government bonds and in the Company's corporate securities within the finance, consumer non-cyclical and capital goods sectors. As of December 31, 2017, the $248.0 million of gross unrealized losses of twelve months or more were concentrated in U.S. government bonds, commercial mortgage-backed securities and in the Company's corporate securities within the consumer non-cyclical and finance sectors. In accordance with its policy described in Note 2, the Company concluded that an adjustment to earnings for OTTI for these fixed maturity securities was not warranted at either December 31, 2018 or 2017. These conclusions were based on a detailed analysis of the underlying credit and cash flows on each security. Gross unrealized losses are primarily attributable to general credit spread widening, increases in interest rates and foreign currency exchange rate movements. As of December 31, 2018, the Company did not intend to sell these securities, and it was not more likely than not that the Company would be required to sell these securities before the anticipated recovery of the remaining amortized cost basis.
The following table sets forth the amortized cost and fair value of fixed maturities by contractual maturities, as of the date indicated:

	December 31, 2018
	Amortized Cost	Fair Value
	(in thousands)
Fixed maturities, available-for-sale:
Due in one year or less	$175,825	$176,018
Due after one year through five years	1,167,458	1,162,211
Due after five years through ten years	1,335,274	1,332,143
Due after ten years	6,588,823	6,184,763
Asset-backed securities	505,862	505,244
Commercial mortgage-backed securities	364,601	361,880
Residential mortgage-backed securities	48,622	49,414
Total fixed maturities, available-for-sale	$10,186,465	$9,771,673

Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Asset-backed, commercial mortgage-backed and residential mortgage-backed securities are shown separately in the table above, as they do not have a single maturity date.

The following table sets forth the sources of fixed maturity proceeds and related investment gains (losses), as well as losses on impairments of fixed maturities, for the periods indicated:

	Years Ended December 31,
	2018	2017	2016
	(in thousands)
Fixed maturities, available-for-sale:
Proceeds from sales(1)	$2,126,886	$517,743	$3,577,346
Proceeds from maturities/prepayments	404,679	630,140	495,465
Gross investment gains from sales and maturities	21,129	8,992	98,095
Gross investment losses from sales and maturities	(98,047)	(3,047)	(5,412)
OTTI recognized in earnings(2)	(6,813)	(9,122)	(6,499)

(1)	Includes $(2.9) million, $2.5 million and $0.6 million of non-cash related proceeds due to the timing of trade settlements for the years ended December 31, 2018, 2017 and 2016, respectively.

(2)
Excludes the portion of OTTI amounts remaining in OCI, representing any difference between the fair value of the impaired debt security and the net present value of its projected future cash flows at the time of the impairment.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

The following table sets forth a rollforward of pre-tax amounts remaining in OCI related to fixed maturity securities with credit loss impairments recognized in earnings, for the periods indicated:

	Years Ended December 31,
	2018	2017
	(in thousands)
Credit loss impairments:
Balance, beginning of period	$792	$1,325
New credit loss impairments	0	366
Additional credit loss impairments on securities previously impaired	0	606
Increases due to the passage of time on previously recorded credit losses	3	10
Reductions for securities which matured, paid down, prepaid or were sold during the period	(40)	(21)
Reductions for securities impaired to fair value during the period(1)	(963)	(1,481)
Accretion of credit loss impairments previously recognized due to an increase in cash flows expected to be collected	(1)	(13)
Balance, end of period	$(209)	$792

(1)
Represents circumstances where the Company determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.

Equity Securities

The net change in unrealized gains (losses) from equity securities, still held at period end, recorded within “Asset administration fees and other income (loss),” was $(1.9) million during the year ended December 31, 2018. The net change in unrealized gains (losses) from equity securities, still held at period end, recorded within “Other comprehensive income (loss),” was $0.4 million and $(0.4) million during the years ended December 31, 2017 and 2016, respectively.

Commercial Mortgage and Other Loans

The following table sets forth the composition of “Commercial mortgage and other loans,” as of the dates indicated:

	December 31, 2018		December 31, 2017
	Amount (in thousands)	% of Total	Amount (in thousands)	% of Total
Commercial mortgage and agricultural property loans by property type:
Apartments/Multi-Family	$304,644	22.4%	$348,718	25.0%
Hospitality	3,633	0.3	3,782	0.3
Industrial	355,758	26.2	327,987	23.6
Office	305,537	22.5	294,072	21.2
Other	137,781	10.2	139,362	10.0
Retail	194,646	14.4	216,544	15.6
Total commercial mortgage loans	1,301,999	96.0	1,330,465	95.7
Agricultural property loans	54,375	4.0	59,197	4.3
Total commercial mortgage and agricultural property loans by property type	1,356,374	100.0%	1,389,662	100.0%
Allowance for credit losses	(2,896)		(2,650)
Total commercial mortgage and other loans	$1,353,478		$1,387,012

As of December 31, 2018, the commercial mortgage and agricultural property loans were secured by properties geographically dispersed throughout the United States (with the largest concentrations in California (27%), Texas (14%) and New York (7%)) and included loans secured by properties in Europe (11%) and Australia (3%).

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

The following table sets forth the activity in the allowance for credit losses for commercial mortgage and other loans, as of the dates indicated:

	Commercial Mortgage Loans	Agricultural Property Loans	Total
	(in thousands)
Balance at December 31, 2015	$622	$21	$643
Addition to (release of) allowance for credit losses	1,645	1	1,646
Charge-offs, net of recoveries	0	0	0
Balance at December 31, 2016	2,267	22	2,289
Addition to (release of) allowance for credit losses	349	12	361
Charge-offs, net of recoveries	0	0	0
Balance at December 31, 2017	2,616	34	2,650
Addition to (release of) allowance for credit losses	245	1	246
Charge-offs, net of recoveries	0	0	0
Balance at December 31, 2018	$2,861	$35	$2,896

The following tables set forth the allowance for credit losses and the recorded investment in commercial mortgage and other loans, as of the dates indicated:

	December 31, 2018
	Commercial Mortgage Loans	Agricultural Property Loans	Total
	(in thousands)
Allowance for credit losses:
Individually evaluated for impairment	$0	$0	$0
Collectively evaluated for impairment	2,861	35	2,896
Total ending balance(1)	$2,861	$35	$2,896
Recorded investment(2):
Individually evaluated for impairment	$0	$3,439	$3,439
Collectively evaluated for impairment	1,301,999	50,936	1,352,935
Total ending balance(1)	$1,301,999	$54,375	$1,356,374

(1)	As of December 31, 2018, there were no loans acquired with deteriorated credit quality.

(2)	Recorded investment reflects the carrying value gross of related allowance.

	December 31, 2017
	Commercial Mortgage Loans	Agricultural Property Loans	Total
	(in thousands)
Allowance for credit losses:
Individually evaluated for impairment	$0	$0	$0
Collectively evaluated for impairment	2,616	34	2,650
Total ending balance(1)	$2,616	$34	$2,650
Recorded investment(2):
Individually evaluated for impairment	$1,571	$4,865	$6,436
Collectively evaluated for impairment	1,328,894	54,332	1,383,226
Total ending balance(1)	$1,330,465	$59,197	$1,389,662

(1)	As of December 31, 2017, there were no loans acquired with deteriorated credit quality.

(2)	Recorded investment reflects the carrying value gross of related allowance.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

The following tables set forth certain key credit quality indicators for commercial mortgage and agricultural property loans, based upon the recorded investment gross of allowance for credit losses, as of the dates indicated:

	December 31, 2018
	Debt Service Coverage Ratio
	> 1.2X	1.0X to <1.2X	< 1.0X	Total
		(in thousands)
Loan-to-Value Ratio:
0%-59.99%	$709,342	$14,814	$345	$724,501
60%-69.99%	442,308	23,260	0	465,568
70%-79.99%	156,049	7,236	0	163,285
80% or greater	2,000	1,020	0	3,020
Total commercial mortgage and agricultural property loans	$1,309,699	$46,330	$345	$1,356,374

	December 31, 2017
	Debt Service Coverage Ratio
	> 1.2X	1.0X to <1.2X	< 1.0X	Total
		(in thousands)
Loan-to-Value Ratio:
0%-59.99%	$667,338	$14,426	$4,566	$686,330
60%-69.99%	503,922	1,329	0	505,251
70%-79.99%	182,368	13,281	0	195,649
80% or greater	1,387	0	1,045	2,432
Total commercial mortgage and agricultural property loans	$1,355,015	$29,036	$5,611	$1,389,662

The following tables set forth an aging of past due commercial mortgage and other loans based upon the recorded investment gross of allowance for credit losses, as well as the amount of commercial mortgage and other loans on non-accrual status, as of the dates indicated:

	December 31, 2018
	Current	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due(1)	Total Loans	Non-Accrual Status(2)
	(in thousands)
Commercial mortgage loans	$1,301,999	$0	$0	$0	$1,301,999	$0
Agricultural property loans	54,375	0	0	0	54,375	0
Total	$1,356,374	$0	$0	$0	$1,356,374	$0

(1)	As of December 31, 2018, there were no loans in this category accruing interest.

(2)	For additional information regarding the Company's policies for accruing interest on loans, see Note 2.

	December 31, 2017
	Current	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due(1)	Total Loans	Non-Accrual Status(2)
	(in thousands)
Commercial mortgage loans	$1,330,465	$0	$0	$0	$1,330,465	$0
Agricultural property loans	59,197	0	0	0	59,197	0
Total	$1,389,662	$0	$0	$0	$1,389,662	$0

(1)	As of December 31, 2017, there were no loans in this category accruing interest.

(2)	For additional information regarding the Company's policies for accruing interest on loans, see Note 2.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

For the years ended December 31, 2018 and 2017, there were no commercial mortgage and other loans acquired, other than those through direct origination, and there were $96 million and $129 million, respectively, of commercial mortgage and other loans sold.

Other Invested Assets

The following table sets forth the composition of “Other invested assets,” as of the dates indicated:

	December 31,
	2018	2017
	(in thousands)
LPs/LLCs:
Equity method:
Private equity	$23,844	$25,801
Hedge funds	179,014	106,474
Real estate-related	94,738	46,043
Subtotal equity method	297,596	178,318
Fair value:
Private equity	4,142	3,500
Hedge funds	263	302
Real estate-related	3,562	2,512
Subtotal fair value(1)	7,967	6,314
Total LPs/LLCs	305,563	184,632
Derivative instruments	42,978	151,179
Total other invested assets(2)	$348,541	$335,811

(1)	As of December 31, 2017, $6.0 million was accounted for using the cost method.

(2)	Prior period amounts have been reclassified to conform to current period presentation. For additional information, see Note 2.

As of both December 31, 2018 and 2017, the Company had no significant equity method investments.

Net Investment Income

The following table sets forth “Net investment income” by investment type, for the periods indicated:

	Years Ended December 31,
	2018	2017	2016
	(in thousands)
Fixed maturities, available-for-sale	$317,726	$332,148	$249,496
Fixed maturities, trading	5,184	4,360	3,143
Equity securities, at fair value	678	567	330
Commercial mortgage and other loans	51,040	48,598	40,258
Policy loans	737	1,069	444
Short-term investments and cash equivalents	28,645	31,505	26,831
Other invested assets	13,733	20,626	29,160
Gross investment income	417,743	438,873	349,662
Less: investment expenses	(14,935)	(16,064)	(11,292)
Net investment income(1)	$402,808	$422,809	$338,370

(1)	Prior period amounts have been reclassified to conform to current period presentation.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

The carrying value of non-income producing assets included $5.2 million in available-for-sale fixed maturities as of December 31, 2018. Non-income producing assets represent investments that had not produced income for the twelve months preceding December 31, 2018.

Realized Investment Gains (Losses), Net

The following table sets forth “Realized investment gains (losses), net” by investment type, for the periods indicated:

	Years Ended December 31,
	2018	2017	2016
	(in thousands)
Fixed maturities(1)	$(83,731)	$(3,177)	$86,184
Commercial mortgage and other loans	128	(840)	(2,326)
LPs/LLCs	0	(39)	(648)
Derivatives	967,503	(801,429)	(3,526,514)
Other invested assets	123	0	0
Short-term investments and cash equivalents	50	85	544
Realized investment gains (losses), net	$884,073	$(805,400)	$(3,442,760)

(1)	Includes fixed maturity securities classified as available-for-sale and excludes fixed maturity securities classified as trading.

Net Unrealized Gains (Losses) on Investments within AOCI

The following table sets forth net unrealized gains (losses) on investments, as of the dates indicated:

	December 31,
	2018	2017	2016
	(in thousands)
Fixed maturity securities, available-for-sale — with OTTI	$(3,334)	$12,311	$(1,261)
Fixed maturity securities, available-for-sale — all other	(411,458)	(46,791)	(454,274)
Equity securities, available-for-sale(1)	0	4	(347)
Derivatives designated as cash flow hedges(2)	(3,849)	(25,851)	11,745
Affiliated notes	658	829	1,181
Other investments	1,074	86	(619)
Net unrealized gains (losses) on investments	$(416,909)	$(59,412)	$(443,575)

(1)	Effective January 1, 2018, unrealized gains (losses) on equity securities are recorded within “Asset administration fees and other income (loss).”

(2)	For more information on cash flow hedges, see Note 4.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Repurchase Agreements and Securities Lending
In the normal course of business, the Company sells securities under agreements to repurchase and enters into securities lending transactions. As of both December 31, 2018 and 2017, the Company had no repurchase agreements.
The following table sets forth the composition of “Cash collateral for loaned securities,” which represents the liability to return cash collateral received for the following types of securities loaned, as of the dates indicated:

	December 31, 2018			December 31, 2017
	Remaining Contractual Maturities of the Agreements			Remaining Contractual Maturities of the Agreements
	Overnight & Continuous	Up to 30 Days	Total	Overnight & Continuous	Up to 30 Days	Total
	(in thousands)
Foreign government bonds	$0	$0	$0	$10,505	$0	$10,505
U.S. public corporate securities	384	0	384	6,878	0	6,878
Total cash collateral for loaned securities(1)	$384	$0	$384	$17,383	$0	$17,383

(1)	The Company did not have agreements with remaining contractual maturities of thirty days or greater, as of the dates indicated.

Securities Pledged, Restricted Assets and Special Deposits

The Company pledges as collateral investment securities it owns to unaffiliated parties through certain transactions, including securities lending, securities sold under agreements to repurchase, collateralized borrowings and postings of collateral with derivative counterparties. The following table sets forth the carrying value of investments pledged to third parties and the carrying amount of the associated liabilities supported by the pledged collateral, as of the dates indicated:

	December 31,
	2018	2017
	(in thousands)
Pledged collateral:
Fixed maturity securities, available-for-sale	$365	$16,825
Total securities pledged	$365	$16,825
Liabilities supported by the pledged collateral:
Cash collateral for loaned securities	$384	$17,383
Total liabilities supported by the pledged collateral	$384	$17,383

In the normal course of its business activities, the Company accepts collateral that can be sold or repledged. The primary sources of this collateral are securities purchased under agreements to resell. As of December 31, 2018 and 2017, there was $675 million and $0 million, respectively, of such collateral.

As of December 31, 2018 and 2017, there were available-for-sale fixed maturities of $8.4 million and $8.3 million, respectively, on deposit with governmental authorities or trustees as required by certain insurance laws.
4.    DERIVATIVE INSTRUMENTS
Types of Derivative Instruments and Derivative Strategies
Interest Rate Contracts
Interest rate swaps, options and futures are used by the Company to reduce risks from changes in interest rates, manage interest rate exposures arising from mismatches between assets and liabilities and to hedge against changes in their values it owns or anticipates acquiring or selling.
Swaps may be attributed to specific assets or liabilities or to a portfolio of assets or liabilities. Under interest rate swaps, the Company agrees with counterparties to exchange, at specified intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to an agreed upon notional principal amount.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

The Company also uses interest rate swaptions, caps and floors to manage interest rate risk. A swaption is an option to enter into a swap with a forward starting effective date. The Company pays a premium for purchased swaptions and receives a premium for written swaptions. In an interest rate cap, the buyer receives payments at the end of each period in which the interest rate exceeds the agreed strike price. Similarly, in an interest rate floor, the buyer receives payments at the end of each period in which the interest rate is below the agreed strike price. Swaptions, caps and floors are included in interest rate options.
In standardized exchange-traded interest rate futures transactions, the Company purchases or sells a specified number of contracts, the values of which are determined by the daily market values of underlying referenced investments. The Company enters into exchange-traded futures with regulated futures commission's merchants who are members of a trading exchange.
Equity Contracts
Equity options, total return swaps, and futures are used by the Company to manage its exposure to the equity markets which impacts the value of assets and liabilities it owns or anticipates acquiring or selling.
Equity index options are contracts which will settle in cash based on differentials in the underlying indices at the time of exercise and the strike price. The Company uses combinations of purchases and sales of equity index options to hedge the effects of adverse changes in equity indices within a predetermined range.
Total return swaps are contracts whereby the Company agrees with counterparties to exchange, at specified intervals, the difference between the return on an asset (or market index) and London Inter-Bank Offered Rate ("LIBOR") plus an associated funding spread based on a notional amount. The Company generally uses total return swaps to hedge the effect of adverse changes in equity indices.
In standardized exchange-traded equity futures transactions, the Company purchases or sells a specified number of contracts, the values of which are determined by the daily market values underlying referenced equity indices. The Company enters into exchange-traded futures with regulated futures commission's merchants who are members of a trading exchange.
Foreign Exchange Contracts
Currency derivatives, including currency swaps and forwards, are used by the Company to reduce risks from changes in currency exchange rates with respect to investments denominated in foreign currencies that the Company either holds or intends to acquire or sell.
Under currency forwards, the Company agrees with counterparties to deliver a specified amount of an identified currency at a specified future date. Typically, the price is agreed upon at the time of the contract and payment for such a contract is made at the specified future date. The Company executes forward sales of the hedged currency in exchange for U.S. dollars at a specified exchange rate. The maturities of these forwards correspond with the future periods in which the non-U.S. dollar-denominated earnings are expected to be generated.
Under currency swaps, the Company agrees with counterparties to exchange, at specified intervals, the difference between one currency and another at an exchange rate and calculated by reference to an agreed principal amount. Generally, the principal amount of each currency is exchanged at the beginning and termination of the currency swap by each party.
Credit Contracts
The Company writes credit protection to gain exposure similar to investment in public fixed maturity cash instruments. With these credit derivatives the Company sells credit protection on a single name reference, or certain index reference, and in return receives a quarterly premium. This premium or credit spread generally corresponds to the difference between the yield on the referenced names (or an index's referenced names) public fixed maturity cash instruments and swap rates, at the time the agreement is executed. If there is an event of default by the referenced name or one of the referenced names in the index, as defined by the agreement, then the Company is obligated to pay the referenced amount of the contract to the counterparty and receive in return the referenced defaulted security or similar security or (in the case of a credit default index) pay the referenced amount less the auction recovery rate.
In addition to selling credit protection, the Company purchases credit protection using credit derivatives in order to hedge specific credit exposures in the Company’s investment portfolio.
Embedded Derivatives
The Company sells certain products (for example, variable annuities) which may include guaranteed benefit features that are accounted for as embedded derivatives. Related to these embedded derivatives, the Company had previously entered into reinsurance agreements with Pruco Re and Prudential Insurance through March 31, 2016; effective April 1, 2016, the Company recaptured these reinsurances. Also, effective April 1, 2016, the Company assumed variable annuities living benefit guarantees from Pruco Life, excluding PLNJ business. See Note 1 for additional information on the change to the reinsurance agreements.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Additionally, the Company reinsured the majority of its New York business to an affiliate, Prudential Insurance, as a result of surrendering its New York license, effective December 31, 2015. See Note 1 for additional information on these reinsurance agreements.
These embedded derivatives and reinsurance agreements, also accounted for as derivatives, are carried at fair value and marked to market through “Realized investment gains (losses), net” based on the change in value of the underlying contractual guarantees, which are determined using valuation models, as described in Note 5.
Primary Risks Managed by Derivatives
The table below provides a summary of the gross notional amount and fair value of derivative contracts by the primary underlying risks, excluding embedded derivatives and associated reinsurance recoverables. Many derivative instruments contain multiple underlying risks. The fair value amounts below represent the gross fair value of derivative contracts prior to taking into account the netting effects of master netting agreements, cash collateral and NPR.

	December 31, 2018			December 31, 2017
		Gross Fair Value			Gross Fair Value
Primary Underlying	Notional	Assets	Liabilities	Notional	Assets	Liabilities

	(in thousands)
Derivatives Designated as Hedge Accounting Instruments:
Currency/Interest Rate
Foreign Currency Swaps	$768,075	$33,348	$(21,794)	$677,257	$13,348	$(47,209)
Total Qualifying Hedges	$768,075	$33,348	$(21,794)	$677,257	$13,348	$(47,209)
Derivatives Not Qualifying as Hedge Accounting Instruments:
Interest Rate
Interest Rate Futures	$908,100	$4,380	$(664)	$1,964,000	$8,296	$0
Interest Rate Swaps	82,172,825	3,344,033	(1,395,270)	87,939,425	4,374,658	(1,065,549)
Interest Rate Options	19,255,000	139,765	(245,523)	15,775,000	175,156	(160,181)
Interest Rate Forwards	1,713,947	56,562	(1,976)	975,929	19,870	(2)
Foreign Currency
Foreign Currency Forwards	19,467	287	(27)	12,455	1	(319)
Currency/Interest Rate
Foreign Currency Swaps	231,245	11,659	(2,850)	151,400	7,779	(7,488)
Equity
Equity Futures	860,718	0	(6,629)	672,055	2,442	0
Total Return Swaps	14,456,836	986,130	(53,235)	13,841,333	8,517	(341,700)
Equity Options	26,861,807	271,630	(412,821)	31,702,334	460,597	(318,955)
Total Non-Qualifying Hedges	$146,479,945	$4,814,446	$(2,118,995)	$153,033,931	$5,057,316	$(1,894,194)
Total Derivatives (1)	$147,248,020	$4,847,794	$(2,140,789)	$153,711,188	$5,070,664	$(1,941,403)
(1) Excludes embedded derivatives and associated reinsurance recoverables which contain multiple underlying risks.
The fair value of the embedded derivatives, included in "Future policy benefits", was a net liability of $8,332 million and $8,152 million as of December 31, 2018 and 2017, respectively. The fair value of the related reinsurance recoverables to Prudential Insurance was an asset of $234 million and $232 million as of December 31, 2018 and 2017, respectively, included in "Reinsurance recoverables". See Note 10 for additional information on these reinsurance agreements.
The fair value of the embedded derivatives pertaining to the variable annuity products with a market value adjustment option assumed from Pruco Life as part of the Variable Annuities Recapture, included in "Reinsurance recoverables" or "Reinsurance payables", was a net asset of $6 million and $12 million as of December 31, 2018 and 2017, respectively.
The fair value of the embedded derivatives, included in "Policyholders' account balances", was a net liability of $42 million as of December 31, 2018 with no related reinsurance recoverables.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Offsetting Assets and Liabilities
The following table presents recognized derivative instruments (excluding embedded derivatives and associated reinsurance recoverables), and repurchase and reverse repurchase agreements, that are offset in the Statements of Financial Position, and/or are subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in the Statements of Financial Position.

	December 31, 2018
	Gross Amounts of Recognized Financial Instruments	Gross Amounts Offset in the Statement of Financial Position	Net Amounts Presented in the Statement of Financial Position	Financial Instruments/ Collateral(1)	Net Amount

	(in thousands)
Offsetting of Financial Assets:
Derivatives(1)	$4,847,794	$(4,804,816)	$42,978	$0	$42,978
Securities purchased under agreements to resell	675,000	0	675,000	(675,000)	0
Total Assets	$5,522,794	$(4,804,816)	$717,978	$(675,000)	$42,978
Offsetting of Financial Liabilities:
Derivatives(1)	$2,140,789	$(2,134,160)	$6,629	$(6,629)	$0
Securities sold under agreements to repurchase	0	0	0	0	0
Total Liabilities	$2,140,789	$(2,134,160)	$6,629	$(6,629)	$0

	December 31, 2017
	Gross Amounts of Recognized Financial Instruments	Gross Amounts Offset in the Statement of Financial Position	Net Amounts Presented in the Statement of Financial Position	Financial Instruments/ Collateral(1)	Net Amount

	(in thousands)
Offsetting of Financial Assets:
Derivatives(1)	$5,070,517	$(4,919,486)	$151,031	$0	$151,031
Securities purchased under agreements to resell	0	0	0	0	0
Total Assets	$5,070,517	$(4,919,486)	$151,031	$0	$151,031
Offsetting of Financial Liabilities:
Derivatives(1)	$1,941,403	$(1,941,403)	$0	$0	$0
Securities sold under agreements to repurchase	0	0	0	0	0
Total Liabilities	$1,941,403	$(1,941,403)	$0	$0	$0

(1)	Amounts exclude the excess of collateral received/pledged from/to the counterparty.

For information regarding the rights of offset associated with the derivative assets and liabilities in the table above see “Credit Risk” below and Note 14. For securities purchased under agreements to resell and securities sold under agreements to repurchase, the Company monitors the value of the securities and maintains collateral, as appropriate, to protect against credit exposure. Where the Company has entered into repurchase and resale agreements with the same counterparty, in the event of default, the Company would generally be permitted to exercise rights of offset. For additional information on the Company’s accounting policy for securities repurchase and resale agreements, see Note 2 to the Financial Statements.
Cash Flow Hedges
The primary derivative instruments used by the Company in its cash flow hedge accounting relationships are currency swaps. These instruments are only designated for hedge accounting in instances where the appropriate criteria are met. The Company does not use futures, options, credit, equity or embedded derivatives in any of its cash flow hedge accounting relationships.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

The following tables provide the financial statement classification and impact of derivatives used in qualifying and non-qualifying hedge relationships, excluding the offset of the hedged item in an effective hedge relationship.

	Year Ended December 31, 2018
	Realized Investment Gains (Losses)	Net Investment Income	Other Income	AOCI(1)
	(in thousands)
Derivatives Designated as Hedge Accounting Instruments:
Cash flow hedges
Currency/Interest Rate	$0	$8,285	$13,321	$22,002
Total cash flow hedges	0	8,285	13,321	22,002
Derivatives Not Qualifying as Hedge Accounting Instruments:
Interest Rate	(1,021,687)	0	0	0
Currency	1,022	0	0	0
Currency/Interest Rate	21,043	0	91	0
Credit	0	0	0	0
Equity	995,958	0	0	0
Embedded Derivatives	971,167	0	0	0
Total non-qualifying hedges	967,503	0	91	0
Total	$967,503	$8,285	$13,412	$22,002

	Year Ended December 31, 2017
	Realized Investment Gains (Losses)	Net Investment Income	Other Income	AOCI(1)
	(in thousands)
Derivatives Designated as Hedge Accounting Instruments:
Cash flow hedges
Currency/Interest Rate	$0	$6,152	$(11,043)	$(37,596)
Total cash flow hedges	0	6,152	(11,043)	(37,596)
Derivatives Not Qualifying as Hedge Accounting Instruments:
Interest Rate	550,797	0	0	0
Currency	(454)	0	0	0
Currency/Interest Rate	(30,173)	0	(183)	0
Credit	0	0	0	0
Equity	(2,000,297)	0	0	0
Embedded Derivatives	678,698	0	0	0
Total non-qualifying hedges	(801,429)	0	(183)	0
Total	$(801,429)	$6,152	$(11,226)	$(37,596)

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

	Year Ended December 31, 2016
	Realized Investment Gains (Losses)	Net Investment Income	Other Income	AOCI(1)
	(in thousands)
Derivatives Designated as Hedge Accounting Instruments:
Cash flow hedges
Currency/Interest Rate	$0	$3,006	$9,648	$(3,102)
Total cash flow hedges	0	3,006	9,648	(3,102)
Derivatives Not Qualifying as Hedge Accounting Instruments:
Interest Rate	(2,219,894)	0	0	0
Currency	361	0	0	0
Currency/Interest Rate	11,642	0	516	0
Credit	0	0	0	0
Equity	(1,755,946)	0	0	0
Embedded Derivatives	437,323	0	0	0
Total non-qualifying hedges	(3,526,514)	0	516	0
Total	$(3,526,514)	$3,006	$10,164	$(3,102)

(1)	Amounts deferred in AOCI.
For the years ended December 31, 2018, 2017 and 2016, the ineffective portion of derivatives accounted for using hedge accounting was de minimis to the Company’s results of operations. Also, there were no material amounts reclassified into earnings relating to instances in which the Company discontinued cash flow hedge accounting because the forecasted transaction did not occur by the anticipated date or within the additional time period permitted by the authoritative guidance for the accounting for derivatives and hedging.
Presented below is a rollforward of current period cash flow hedges in AOCI before taxes:

(in thousands)
Balance, December 31, 2015	$14,847
Net deferred gains (losses) on cash flow hedges from January 1 to December 31, 2016	9,698
Amount reclassified into current period earnings	(12,800)
Balance, December 31, 2016	11,745
Net deferred gains (losses) on cash flow hedges from January 1 to December 31, 2017	(39,434)
Amount reclassified into current period earnings	1,838
Balance, December 31, 2017	(25,851)
Net deferred gains (losses) on cash flow hedges from January 1 to December 31, 2018	42,763
Amount reclassified into current period earnings	(20,761)
Balance, December 31, 2018	$(3,849)

The changes in fair value of cash flow hedges are deferred in AOCI and are included in “Net unrealized investment gains (losses)” in the Statements of Operations and Comprehensive Income; these amounts are then reclassified to earnings when the hedged item affects earnings. Using December 31, 2018 values, it is estimated that a pre-tax gain of approximately $10 million will be reclassified from AOCI to earnings during the subsequent twelve months ending December 31, 2019, offset by amounts pertaining to the hedged items.
The exposures the Company is hedging with these qualifying cash flow hedges include the variability of the payment or receipt of interest or foreign currency amounts on existing financial instruments.
Credit Derivatives
The Company has no exposure from credit derivative positions where it has written or purchased credit protection as of December 31, 2018 and 2017.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Credit Risk
The Company is exposed to credit-related losses in the event of non-performance by counterparty to financial derivative transactions with a positive fair value. The Company manages credit risk by entering into derivative transactions with its affiliate, Prudential Global Funding, LLC (“PGF”), related to its OTC derivatives. PGF, in turn, manages its credit risk by: (i) entering into derivative transactions with highly rated major international financial institutions and other creditworthy counterparties governed by master netting agreement, as applicable; (ii) trading through central clearing and OTC parties; (iii) obtaining collateral, such as cash and securities, when appropriate; and (iv) setting limits on single party credit exposures which are subject to periodic management review.
Substantially all of the Company’s derivative agreements have zero thresholds which require daily full collateralization by the party in a liability position.
5.    FAIR VALUE OF ASSETS AND LIABILITIES
Fair Value Measurement – Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative fair value guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:
Level 1 - Fair value is based on unadjusted quoted prices in active markets that are accessible to the Company for identical assets or liabilities. The Company’s Level 1 assets and liabilities primarily include certain cash equivalents, equity securities, short-term investments, and derivative contracts that trade on an active exchange market.
Level 2 - Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability through corroboration with observable market data. Level 2 inputs include quoted market prices in active markets for similar assets and liabilities, quoted market prices in markets that are not active for identical or similar assets or liabilities, and other market observable inputs. The Company’s Level 2 assets and liabilities include: fixed maturities (corporate public and private bonds, most government securities, certain asset-backed and mortgage-backed securities, etc.), certain equity securities (mutual funds, which do not trade in active markets because they are not publicly available), certain short-term investments, certain cash equivalents and certain OTC derivatives.
Level 3 - Fair value is based on at least one significant unobservable input for the asset or liability. The assets and liabilities in this category may require significant judgment or estimation in determining the fair value. The Company’s Level 3 assets and liabilities primarily include: certain private fixed maturities and equity securities, certain manually priced fixed maturities, certain highly structured OTC derivative contracts and embedded derivatives resulting from reinsurance or certain products with guaranteed benefits.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Assets and Liabilities by Hierarchy Level – The tables below present the balances of assets and liabilities reported at fair value on a recurring basis, as of the dates indicated.

	As of December 31, 2018
	Level 1	Level 2	Level 3	Netting(1)	Total
	(in thousands)
Fixed maturities, available-for-sale:
U.S Treasury securities and obligations of U.S. government authorities and agencies	$0	$4,875,959	$8,132	$0	$4,884,091
Obligations of U.S. states and their political subdivisions	0	131,164	0	0	131,164
Foreign government bonds	0	199,636	0	0	199,636
U.S. corporate public securities	0	1,473,973	0	0	1,473,973
U.S. corporate private securities	0	1,008,632	54,321	0	1,062,953
Foreign corporate public securities	0	291,086	0	0	291,086
Foreign corporate private securities	0	781,101	31,131	0	812,232
Asset-backed securities(2)	0	495,908	9,336	0	505,244
Commercial mortgage-backed securities	0	361,880	0	0	361,880
Residential mortgage-backed securities	0	49,414	0	0	49,414
Subtotal	0	9,668,753	102,920	0	9,771,673
Fixed maturities, trading	0	289,752	0	0	289,752
Equity securities	4,896	12	5,705	0	10,613
Short-term investments	0	29,818	0	0	29,818
Cash equivalents	1,098,903	2,593,456	0	0	3,692,359
Other invested assets(3)	4,380	4,843,414	0	(4,804,816)	42,978
Reinsurance recoverables	0	0	239,911	0	239,911
Receivables from parent and affiliates	0	37,193	0	0	37,193
Subtotal excluding separate account assets	1,108,179	17,462,398	348,536	(4,804,816)	14,114,297
Separate account assets(4)	0	31,210,346	0	0	31,210,346
Total assets	$1,108,179	$48,672,744	$348,536	$(4,804,816)	$45,324,643
Future policy benefits(5)	$0	$0	$8,332,474	$0	$8,332,474
Policyholders' account balances	0	0	42,350	0	42,350
Payables to parent and affiliates	0	2,133,496	0	(2,133,496)	0
Other liabilities	7,293	0	0	(664)	6,629
Total liabilities	$7,293	$2,133,496	$8,374,824	$(2,134,160)	$8,381,453

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

	As of December 31, 2017
	Level 1	Level 2	Level 3	Netting (1)	Total

	(in thousands)
Fixed maturities, available-for-sale:
U.S Treasury securities and obligations of U.S. government authorities and agencies	$0	$4,826,413	$5,237	$0	$4,831,650
Obligations of U.S. states and their political subdivisions	0	104,640	0	0	104,640
Foreign government bonds	0	140,305	0	0	140,305
U.S. corporate public securities	0	1,806,888	1,562	0	1,808,450
U.S. corporate private securities	0	1,148,536	59,408	0	1,207,944
Foreign corporate public securities	0	229,006	215	0	229,221
Foreign corporate private securities	0	737,539	34,021	0	771,560
Asset-backed securities(2)	0	160,229	185,358	0	345,587
Commercial mortgage-backed securities	0	505,684	0	0	505,684
Residential mortgage-backed securities	0	165,745	0	0	165,745
Subtotal	0	9,824,985	285,801	0	10,110,786
Fixed maturities, trading(6)	0	166,360	0	0	166,360
Equity securities(6)	5,599	18	9,758	0	15,375
Short-term investments	448,712	262,272	87	0	711,071
Cash equivalents	0	1,146,466	0	0	1,146,466
Other invested assets(3)(6)	10,738	5,059,779	147	(4,919,486)	151,178
Reinsurance recoverables	0	0	244,006	0	244,006
Receivables from parent and affiliates	0	38,145	0	0	38,145
Subtotal excluding separate account assets	465,049	16,498,025	539,799	(4,919,486)	12,583,387
Separate account assets(4)	0	37,990,547	0	0	37,990,547
Total assets	$465,049	$54,488,572	$539,799	$(4,919,486)	$50,573,934
Future policy benefits(5)	$0	$0	$8,151,902	$0	$8,151,902
Payables to parent and affiliates	0	1,941,403	0	(1,941,403)	0
Other liabilities	0	0	0	0	0
Total liabilities	$0	$1,941,403	$8,151,902	$(1,941,403)	$8,151,902

(1)
“Netting” amounts represent cash collateral of $2,671 million and $2,978 million as of December 31, 2018 and 2017, respectively, and the impact of offsetting asset and liability positions held with the same counterparty, subject to master netting arrangements.

(2)	Includes credit tranched securities collateralized by syndicated bank loans, sub-prime mortgages, auto loans, credit cards, education loans and other asset types.

(3)
Other invested assets excluded from the fair value hierarchy include certain hedge funds, private equity funds and other funds for which fair value is measured at net asset value ("NAV") per share (or its equivalent) as a practical expedient. At December 31, 2018 and 2017, the fair values of such investments were $8 million and $0.3 million, respectively.

(4)
Separate account assets represent segregated funds that are invested for certain customers. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Separate account liabilities are not included in the above table as they are reported at contract value and not fair value in the Statements of Financial Position.

(5)
As of December 31, 2018, the net embedded derivative liability position of $8,332 million includes $625 million of embedded derivatives in an asset position and $8,957 million of embedded derivatives in a liability position. As of December 31, 2017, the net embedded derivative liability position of $8,152 million includes $819 million of embedded derivatives in an asset position and $8,971 million of embedded derivatives in a liability position.

(6)	Prior period amounts have been reclassified to conform to current period presentation. See Note 2 for details.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

The methods and assumptions the Company uses to estimate the fair value of assets and liabilities measured at fair value on a recurring basis are summarized below.
Fixed Maturity Securities – The fair values of the Company’s public fixed maturity securities are generally based on prices obtained from independent pricing services. Prices for each security are generally sourced from multiple pricing vendors, and a vendor hierarchy is maintained by asset type based on historical pricing experience and vendor expertise. The Company ultimately uses the price from the pricing service highest in the vendor hierarchy based on the respective asset type. The pricing hierarchy is updated for new financial products and recent pricing experience with various vendors. Consistent with the fair value hierarchy described above, securities with validated quotes from pricing services are generally reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. Typical inputs used by these pricing services include but are not limited to reported trades, benchmark yields, issuer spreads, bids, offers, and/or estimated cash flow, prepayment speeds and default rates. If the pricing information received from third-party pricing services is deemed not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process with the pricing service or classify the securities as Level 3. If the pricing service updates the price to be more consistent with the presented market observations, the security remains within Level 2.
Internally-developed valuations or indicative broker quotes are also used to determine fair value in circumstances where vendor pricing is not available, or where the Company ultimately concludes that pricing information received from the independent pricing services is not reflective of market activity. If the Company concludes the values from both pricing services and brokers are not reflective of market activity, it may override the information with an internally developed valuation. As of December 31, 2018 and 2017 overrides on a net basis were not material. Pricing service overrides, internally-developed valuations and indicative broker quotes are generally included in Level 3 in the fair value hierarchy.
The Company conducts several specific price monitoring activities. Daily analyses identify price changes over predetermined thresholds defined at the financial instrument level. Various pricing integrity reports are reviewed on a daily and monthly basis to determine if pricing is reflective of market activity or if it would warrant any adjustments. Other procedures performed include, but are not limited to, reviews of third-party pricing services methodologies, reviews of pricing trends, and back testing.
The fair values of private fixed maturities, which are originated by internal private asset managers, are primarily determined using discounted cash flow models. These models primarily use observable inputs that include Treasury or similar base rates plus estimated credit spreads to value each security. The credit spreads are obtained through a survey of private market intermediaries who are active in both primary and secondary transactions, and consider, among other factors, the credit quality and the reduced liquidity associated with private placements. Internal adjustments are made to reflect variation in observed sector spreads. Since most private placements are valued using standard market observable inputs and inputs derived from, or corroborated by, market observable data including, but not limited to observed prices and spreads for similar publicly or privately traded issues, they have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model may incorporate significant unobservable inputs, which reflect the Company’s own assumptions about the inputs that market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the price of a security, a Level 3 classification is made.
Equity Securities – Equity securities consist principally of investments in common of publicly traded companies, privately traded securities, as well as mutual fund shares. The fair values of most publicly traded equity securities are based on quoted market prices in active markets for identical assets and are classified within Level 1 in the fair value hierarchy. Estimated fair values for most privately traded equity securities are determined using discounted cash flow, earnings multiple and other valuation models that require a substantial level of judgment around inputs and therefore are classified within Level 3. The fair values of mutual fund shares that transact regularly (but do not trade in active markets because they are not publicly available) are based on transaction prices of identical fund shares and are classified within Level 2 in the fair value hierarchy.
Derivative Instruments – Derivatives are recorded at fair value either as assets, within "Other invested assets", or as liabilities, within “Payables to parent and affiliates” or "Other liabilities", except for embedded derivatives which are recorded with the associated host contract. The fair values of derivative contracts can be affected by changes in interest rates, foreign exchange rates, credit spreads, market volatility, expected returns, NPR, liquidity and other factors.
The Company's exchange-traded futures and options include treasury and equity futures. Exchange-traded futures and options are valued using quoted prices in active markets and are classified within Level 1 in the fair value hierarchy.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

The majority of the Company’s derivative positions are traded in the OTC derivative market and are classified within Level 2 in the fair value hierarchy. OTC derivatives classified within Level 2 are valued using models that utilize actively quoted or observable market input values from external market data providers, third-party pricing vendors and/or recent trading activity. The Company’s policy is to use mid-market pricing in determining its best estimate of fair value. The fair values of most OTC derivatives, including interest rate and cross-currency swaps, currency forward contracts and single name credit default swaps are determined using discounted cash flow models. The fair values of European style option contracts are determined using Black-Scholes option pricing models. These models’ key inputs include the contractual terms of the respective contract, along with significant observable inputs, including interest rates, currency rates, credit spreads, equity prices, index dividend yields, NPR, volatility and other factors.
The Company’s cleared interest rate swaps and credit derivatives linked to an index are valued using models that utilize actively quoted or observable market inputs, including Overnight Indexed Swap discount rates, obtained from external market data providers, third-party pricing vendors, and/or recent trading activity. These derivatives are classified as Level 2 in the fair value hierarchy.
Cash Equivalents and Short-Term Investments – Cash equivalents and short-term investments include money market instruments and other highly liquid debt instruments. Certain money market instruments are valued using unadjusted quoted prices in active markets that are accessible for identical assets and are primarily classified as Level 1. The remaining instruments in this category are generally fair valued based on market observable inputs and these investments have primarily been classified within Level 2.
Separate Account Assets – Separate account assets include fixed maturity securities, treasuries, equity securities, mutual funds, and commercial mortgage loans for which values are determined consistent with similar instruments described above under “Fixed Maturity Securities” and “Equity Securities”.
Receivables from Parent and Affiliates – Receivables from parent and affiliates carried at fair value include affiliated bonds within the Company’s legal entity where fair value is determined consistent with similar securities described above under “Fixed Maturity Securities” managed by affiliated asset managers.
Reinsurance Recoverables – Reinsurance recoverables carried at fair value include the reinsurance of the Company’s living benefit guarantees on certain variable annuity contracts. These guarantees are accounted for as embedded derivatives and are recorded in “Reinsurance recoverables” or “Reinsurance payables” when fair value is in an asset or liability position, respectively. The methods and assumptions used to estimate the fair value are consistent with those described below in “Future policy benefits”. The reinsurance agreements covering these guarantees are derivatives with fair value determined in the same manner as the living benefit guarantee.
Future Policy Benefits – The liability for future policy benefits is related to guarantees primarily associated with the living benefit features of certain variable annuity contracts, including guaranteed minimum accumulation benefits ("GMAB"), guaranteed withdrawal benefits ("GMWB") and guaranteed minimum income and withdrawal benefits ("GMIWB"), accounted for as embedded derivatives. The fair values of these liabilities are calculated as the present value of future expected benefit payments to customers less the present value of future expected rider fees attributable to the embedded derivative feature. This methodology could result in either a liability or contra-liability balance, given changing capital market conditions and various actuarial assumptions. Since there is no observable active market for the transfer of these obligations, the valuations are calculated using internally developed models with option pricing techniques. The models are based on a risk neutral valuation framework and incorporate premiums for risks inherent in valuation techniques, inputs, and the general uncertainty around the timing and amount of future cash flows. The determination of these risk premiums requires the use of management's judgment.
The significant inputs to the valuation models for these embedded derivatives include capital market assumptions, such as interest rate levels and volatility assumptions, the Company’s market-perceived NPR, as well as actuarially determined assumptions, including contractholder behavior, such as lapse rates, benefit utilization rates, withdrawal rates, and mortality rates. Since many of these assumptions are unobservable and are considered to be significant inputs to the liability valuation, the liability included in future policy benefits has been reflected within Level 3 in the fair value hierarchy.
Capital market inputs and actual policyholders’ account values are updated each quarter based on capital market conditions as of the end of the quarter, including interest rates, equity markets and volatility. In the risk neutral valuation, the initial swap curve drives the total return used to grow the policyholders’ account values. The Company’s discount rate assumption is based on the LIBOR swap curve adjusted for an additional spread relative to LIBOR to reflect NPR.
Actuarial assumptions, including contractholder behavior and mortality, are reviewed at least annually, and updated based upon emerging experience, future expectations and other data, including any observable market data. These assumptions are generally updated annually unless a material change that the Company feels is indicative of a long-term trend is observed in an interim period.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Policyholders' Account Balances - The liability for policyholders' account balances is related to certain embedded derivative instruments associated with certain policyholders' account balances. The fair values are determined consistent with similar derivative instruments described above under "Derivative Instruments".
Quantitative Information Regarding Internally-Priced Level 3 Assets and Liabilities – The tables below present quantitative information on significant internally-priced Level 3 assets and liabilities.

	As of December 31, 2018
	Fair Value	Valuation Techniques	Unobservable Inputs	Minimum	Maximum	Weighted Average	Impact of Increase in Input on Fair Value(1)

	(in thousands)
Assets:
Corporate securities(2)	$18,609	Discounted cash flow	Discount rate	7.00%	20.00%	11.30%	Decrease
		Market Comparables(3)	EBITDA multiples	6.7X	6.7X	6.7X	Increase
		Liquidation	Liquidation	41%	41%	41%	Increase
Reinsurance recoverables	$239,911	Fair values are determined using the same unobservable inputs as future policy benefits.
Liabilities:
Future policy benefits(4)	$8,332,474	Discounted cash flow	Lapse rate(5)	1%	13%		Decrease
			Spread over LIBOR(6)	0.36%	1.60%		Decrease
			Utilization rate(7)	50%	97%		Increase
			Withdrawal rate	See table footnote (8) below
			Mortality rate(9)	0%	15%		Decrease
			Equity volatility curve	18%	22%		Increase

	As of December 31, 2017
	Fair Value	Valuation Techniques	Unobservable Inputs	Minimum	Maximum	Weighted Average	Impact of Increase in Input on Fair Value (1)

	(in thousands)
Assets:
Corporate securities(2)	$22,215	Discounted cash flow	Discount rate	5.06%	22.23%	8.57%	Decrease
Reinsurance recoverables	$244,006	Fair values are determined using the same unobservable inputs as future policy benefits.
Liabilities:
Future policy benefits(4)	$8,151,902	Discounted cash flow	Lapse rate(5)	1%	12%		Decrease
			Spread over LIBOR(6)	0.12%	1.10%		Decrease
			Utilization rate(7)	52%	97%		Increase
			Withdrawal rate	See table footnote (8) below
			Mortality rate(9)	0%	14%		Decrease
			Equity volatility curve	13%	24%		Increase

(1)	Conversely, the impact of a decrease in input would have the opposite impact on fair value as that presented in the table.

(2)	Includes assets classified as fixed maturities, available-for-sale.

(3)
Represents multiples of earnings before interest, taxes, depreciation and amortization ("EBITDA"), and are amounts used when the Company has determined that market participants would use such multiples when valuing the investments.

(4)
Future policy benefits primarily represent general account liabilities for the living benefit features of the Company’s variable annuity contracts which are accounted for as embedded derivatives. Since the valuation methodology for these liabilities uses a range of inputs that vary at the contract level over the cash flow projection period, presenting a range, rather than weighted average, is a more meaningful representation of the unobservable inputs used in the valuation.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

(5)
Lapse rates are adjusted at the contract level based on the in-the-moneyness of the living benefit and reflect other factors, such as the applicability of any surrender charges. Lapse rates are reduced when contracts are more in-the-money. Lapse rates are also generally assumed to be lower for the period where surrender charges apply.

(6)
The spread over the LIBOR swap curve represents the premium added to the proxy for the risk-free rate (LIBOR) to reflect our estimates of rates that a market participant would use to value the living benefit contracts in both the accumulation and payout phases. This spread includes an estimate of NPR, which is the risk that the obligation will not be fulfilled by the Company. NPR is primarily estimated by utilizing the credit spreads associated with issuing funding agreements, adjusted for any illiquidity risk premium. In order to reflect the financial strength ratings of the Company, credit spreads associated with funding agreements, as opposed to credit spread associated with debt, are utilized in developing this estimate because both funding agreements and living benefit contracts are insurance liabilities and are therefore senior to debt.

(7)
The utilization rate assumption estimates the percentage of contracts that will utilize the benefit during the contract duration and begin lifetime withdrawals at various time intervals from contract inception. The remaining contractholders are assumed to either begin lifetime withdrawals immediately or never utilize the benefit. Utilization assumptions may vary by product type, tax status and age. The impact of changes in these assumptions is highly dependent on the product type, the age of the contractholder at the time of the sale, and the timing of the first lifetime income withdrawal. Range reflects the utilization rate for the vast majority of business with living benefits.

(8)
The withdrawal rate assumption estimates the magnitude of annual contractholder withdrawals relative to the maximum allowable amount under the contract. These assumptions vary based on the age of the contractholder, the tax status of the contract and the duration since the contractholder began lifetime withdrawals. As of December 31, 2018 and 2017, the minimum withdrawal rate assumption is 78% and the maximum withdrawal rate assumption may be greater than 100%. The fair value of the liability will generally increase the closer the withdrawal rate is to 100% and decrease as the withdrawal rate moves further away from 100%.

(9)
Range reflects the mortality rate for the vast majority of business with living benefits, with policyholders ranging from 50 to 90 years old. While the majority of living benefits have a minimum age requirement, certain benefits do not have an age restriction. This results in contractholders for certain benefits with mortality rates approaching 0%. Based on historical experience, the Company applies a set of age and duration specific mortality rate adjustments compared to standard industry tables. A mortality improvement assumption is also incorporated into the overall mortality table.

Interrelationships Between Unobservable Inputs – In addition to the sensitivities of fair value measurements to changes in each unobservable input in isolation, as reflected in the table above, interrelationships between these inputs may also exist, such that a change in one unobservable input may give rise to a change in another, or multiple, inputs. Examples of such interrelationships for significant internally-priced Level 3 assets and liabilities are as follows:
Corporate Securities – The rate used to discount future cash flows reflects current risk-free rates plus credit and liquidity spread requirements that market participants would use to value an asset. The discount rate may be influenced by many factors, including market cycles, expectations of default, collateral, term and asset complexity. Each of these factors can influence discount rates, either in isolation, or in response to other factors.
Future Policy Benefits – The Company expects efficient benefit utilization and withdrawal rates to generally be correlated with lapse rates. However, behavior is generally highly dependent on the facts and circumstances surrounding the individual contractholder, such as their liquidity needs or tax situation, which could drive lapse behavior independent of other contractholder behavior assumptions. To the extent more efficient contractholder behavior results in greater in-the-moneyness at the contract level, lapse rates may decline for those contracts. Similarly, to the extent that increases in equity volatility are correlated with overall declines in the capital markets, lapse rates may decline as contracts become more in-the-money.
Changes in Level 3 Assets and Liabilities – The following tables describe changes in fair values of Level 3 assets and liabilities as of the dates indicated, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets and liabilities still held at the end of their respective periods. When a determination is made to classify assets and liabilities within Level 3, the determination is based on significance of the unobservable inputs in the overall fair value measurement. All transfers are based on changes in the observability of the valuation inputs, including the availability of pricing service information that the Company can validate. Transfers into Level 3 are generally the result of unobservable inputs utilized within valuation methodologies and the use of indicative broker quotes for assets that were previously valued using observable inputs. Transfers out of Level 3 are generally due to the use of observable inputs in valuation methodologies as well as the availability of pricing service information for certain assets that the Company can validate. During the second quarter of 2018, $213 million of investments in collateralized loan obligations (“CLOs”) reported as “Asset-backed securities” were transferred from Level 3 to Level 2 as market activity, liquidity and overall observability of valuation inputs of CLOs have increased.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

	Year Ended December 31, 2018
	Fair Value, beginning of period	Total realized and unrealized gains (losses)(1)	Purchases	Sales	Issuances	Settlements	Other(2)	Transfers into Level 3	Transfers out of Level 3	Fair Value, end of period	Unrealized gains (losses) for assets still held(3)
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Government	$5,237	$0	$2,895	$0	$0	$0	$0	$0	$0	$8,132	$0
Foreign Government	0	0	0	0	0	0	0	0	0	0	0
Corporate Securities(4)	95,206	(10,922)	15,268	(275)	0	(22,332)	24	9,969	(1,486)	85,452	(6,627)
Structured Securities(5)	185,358	(724)	84,810	(14,236)	0	(37,672)	0	51,979	(260,179)	9,336	0
Other assets:
Equity securities	9,758	(591)	0	(3,609)	0	0	147	0	0	5,705	(1,208)
Other invested assets	147	0	0	0	0	0	(147)	0	0	0	0
Short-term investments	87	(20)	0	0	0	(43)	(24)	0	0	0	(55)
Cash equivalents	0	13	0	0	0	(13)	0	0	0	0	0
Reinsurance recoverables	244,006	(28,757)	19,061	0	0	0	5,601	0	0	239,911	(19,962)
Receivables from parent and affiliates	0	0	0	0	0	0	0	0	0	0	0
Liabilities:
Future policy benefits	(8,151,902)	843,914	0	0	(1,024,486)	0	0	0	0	(8,332,474)	529,804
Policyholders' account balances	0	6,051	0	0	(48,401)	0	0	0	0	(42,350)	6,051

	Year Ended December 31, 2018
	Total realized and unrealized gains (losses)				Unrealized gains (losses) for assets still held(3)
	Realized investment gains (losses), net(1)	Asset administration fees and other income	Included in other comprehensive income (losses)	Net investment income	Realized investment gains (losses), net	Asset administration fees and other income
	(in thousands)
Fixed maturities, available-for-sale	$(6,693)	$0	$(5,194)	$241	$(6,627)	$0
Other assets:
Equity securities	0	(591)	0	0	0	(1,208)
Other invested assets	0	0	0	0	0	0
Short-term investments	(20)	0	0	0	(55)	0
Cash equivalents	13	0	0	0	0	0
Reinsurance recoverables	(28,757)	0	0	0	(19,962)	0
Receivables from parent and affiliates	0	0	0	0	0	0
Liabilities:
Future policy benefits	843,914	0	0	0	529,804	0
Policyholders' account balances	6,051	0	0	0	6,051	0

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

	Year Ended December 31, 2017(7)
	Fair Value, beginning of period	Total realized and unrealized gains (losses)(1)	Purchases	Sales	Issuances	Settlements	Other(2)	Transfers into Level 3	Transfers out of Level 3	Fair Value, end of period	Unrealized gains (losses) for assets still held(3)
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Government	$0	$0	$4,264	$0	$0	$0	$973	$0	$0	$5,237	$0
Foreign Government	87	0	0	0	0	0	0	0	(87)	0	0
Corporate Securities(4)	151,989	(2,630)	17,920	(15,283)	0	(111,675)	(4,157)	64,412	(5,370)	95,206	(6,498)
Structured Securities(5)	31,735	976	237,469	(5,613)	0	(55,184)	0	106,034	(130,059)	185,358	(8)
Other assets:
Equity securities(6)	4,864	1,040	0	0	0	0	3,854	0	0	9,758	338
Other invested assets(6)	0	(7)	0	0	0	0	154	0	0	147	(7)
Short-term investments	450	0	94	(5)	0	(2)	(450)	0	0	87	0
Cash equivalents	375	0	0	0	0	0	(375)	0	0	0	0
Reinsurance recoverables	240,091	(18,240)	19,416	0	0	0	2,739	0	0	244,006	(10,303)
Receivables from parent and affiliates	33,962	0	0	0	0	0	0	0	(33,962)	0	0
Liabilities:
Future policy benefits	(7,707,333)	552,047	0	0	(996,616)	0	0	0	0	(8,151,902)	307,529
Policyholders' account balances	0	0	0	0	0	0	0	0	0	0	0

	Year Ended December 31, 2017(7)
	Total realized and unrealized gains (losses)				Unrealized gains (losses) for assets still held(3)
	Realized investment gains (losses), net(1)	Asset administration fees and other income	Included in other comprehensive income (losses)	Net investment income	Realized investment gains (losses), net	Asset administration fees and other income
	(in thousands)
Fixed maturities, available-for-sale	$(6,301)	$0	$(3,410)	$8,057	$(6,506)	$0
Other assets:
Equity securities(6)	0	689	351	0	0	338
Other invested assets(6)	(7)	0	0	0	(7)	0
Short-term investments	0	0	0	0	0	0
Cash equivalents	0	0	0	0	0	0
Reinsurance recoverables	(18,240)	0	0	0	(10,303)	0
Receivables from parent and affiliates	0	0	0	0	0	0
Liabilities:
Future policy benefits	552,047	0	0	0	307,529	0
Policyholders' account balances	0	0	0	0	0	0

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

The following tables summarize the portion of changes in fair values of Level 3 assets and liabilities included in earnings and OCI for the year ended December 31, 2016, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets and liabilities still held as of December 31, 2016.

	Year Ended December 31, 2016(7)
	Total realized and unrealized gains (losses)				Unrealized gains (losses) for assets still held(3)
	Realized investment gains (losses), net(1)	Asset administration fees and other income	Included in other comprehensive income (losses)	Net investment income	Realized investment gains (losses), net	Asset administration fees and other income
	(in thousands)
Fixed maturities, available-for-sale	$(4,014)	$(161)	$2,466	$5,974	$(4,943)	$0
Other assets:
Equity securities(6)	0	(123)	(351)	0	0	(123)
Other invested assets(6)	0	0	0	0	0	0
Short-term investments	0	0	0	0	0	0
Cash equivalents	0	0	0	0	0	0
Reinsurance recoverables	(2,852,588)	0	0	0	59,501	0
Receivables from parent and affiliates	(13)	0	50	0	0	0
Liabilities:
Future policy benefits	(3,791,759)	0	0	0	(3,740,535)	0
Policyholders' account balances	0	0	0	0	0	0

(1)
Realized investment gains (losses) on future policy benefits and reinsurance recoverables primarily represent the change in the fair value of the Company's living benefit guarantees on certain of its variable annuity contracts.

(2)	Other, primarily represents reclassifications of certain assets and liabilities between reporting categories.

(3)	Unrealized gains or losses related to assets still held at the end of the period do not include amortization or accretion of premiums and discounts.

(4)
Includes U.S. corporate public, U.S. corporate private, foreign corporate public and foreign corporate private securities. Prior period amounts were aggregated to conform to current period presentation.

(5)	Includes asset-backed, commercial mortgage-backed and residential mortgage-backed securities. Prior period amounts were aggregated to conform to current period presentation.

(6)	Prior period amounts have been reclassified to conform to current period presentation. See Note 2 for details.

(7)	Prior period amounts have been updated to conform to current period presentation.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Fair Value of Financial Instruments

The table below presents the carrying amount and fair value by fair value hierarchy level of certain financial instruments that are not reported at fair value. The financial instruments presented below are reported at carrying value on the Company’s Statements of Financial Position. In some cases, as described below, the carrying amount equals or approximates fair value.

	December 31, 2018(1)
	Fair Value				Carrying Amount(2)
	Level 1	Level 2	Level 3	Total	Total

	(in thousands)
Assets:
Commercial mortgage and other loans	$0	$0	$1,339,707	$1,339,707	$1,353,478
Policy loans	0	0	12,805	12,805	12,805
Short-term investments	7,750	0	0	7,750	7,750
Cash and cash equivalents	136,175	675,000	0	811,175	811,175
Accrued investment income	0	90,895	0	90,895	90,895
Reinsurance recoverables	0	0	55,236	55,236	55,236
Receivables from parent and affiliates	0	9,188	0	9,188	9,188
Other assets	0	3,735	0	3,735	3,735
Total assets	$143,925	$778,818	$1,407,748	$2,330,491	$2,344,262
Liabilities:
Policyholders’ account balances - investment contracts	$0	$0	$560,548	$560,548	$565,903
Cash collateral for loaned securities	0	384	0	384	384
Short-term debt	0	139,843	0	139,843	140,569
Long-term debt	0	791,670	0	791,670	787,596
Reinsurance Payables	0	0	55,236	55,236	55,236
Payables to parent and affiliates	0	30,846	0	30,846	30,846
Other liabilities	0	554,162	0	554,162	554,162
Separate account liabilities - investment contracts	0	71	0	71	71
Total liabilities	$0	$1,516,976	$615,784	$2,132,760	$2,134,767

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

	December 31, 2017(1)
	Fair Value				Carrying Amount(2)
	Level 1	Level 2	Level 3	Total	Total

	(in thousands)
Assets:
Commercial mortgage and other loans	$0	$0	$1,396,167	$1,396,167	$1,387,012
Policy loans	0	0	12,558	12,558	12,558
Short-term investments	0	0	0	0	0
Cash and cash equivalents	493,473	0	0	493,473	493,473
Accrued investment income	0	88,331	0	88,331	88,331
Reinsurance recoverables	0	0	59,588	59,588	59,588
Receivables from parent and affiliates	0	11,206	0	11,206	11,206
Other assets	0	13,802	0	13,802	13,802
Total assets	$493,473	$113,339	$1,468,313	$2,075,125	$2,065,970
Liabilities:
Policyholders’ account balances - investment contracts	$0	$0	$281,582	$281,582	$281,051
Cash collateral for loaned securities	0	17,383	0	17,383	17,383
Short-term debt	0	43,734	0	43,734	43,734
Long-term debt	0	1,003,251	0	1,003,251	928,165
Reinsurance payables	0	0	59,588	59,588	59,588
Payables to parent and affiliates	0	36,026	0	36,026	36,026
Other liabilities	0	135,556	0	135,556	135,556
Separate account liabilities - investment contracts	0	102	0	102	102
Total liabilities	$0	$1,236,052	$341,170	$1,577,222	$1,501,605

(1)
The information presented as of December 31, 2017, excludes certain hedge funds, private equity funds and other funds that were accounted for using the cost method and for which the fair value was measured at NAV per share (or its equivalent) as a practical expedient. The fair value and the carrying value of these cost method investments were $6.4 million and $6.0 million, respectively. Due to the adoption of ASU 2016-01 effective January 1, 2018, these assets are carried at fair value at each reporting date with changes in fair value reported in “Asset administration fees and other income.” Therefore, as of December 31, 2018, these assets are excluded from this table but are reported in the fair value recurring measurement table.

(2)
Carrying values presented herein differ from those in the Company’s Statements of Financial Position because certain items within the respective financial statement captions are not considered financial instruments or are out of scope under authoritative guidance relating to disclosures of the fair value of financial instruments.

The fair values presented above have been determined by using available market information and by applying market valuation methodologies, as described in more detail below.
Commercial Mortgage and Other Loans
The fair value of most commercial mortgage loans is based upon the present value of the expected future cash flows discounted at the appropriate U.S. Treasury rate or foreign government bond rate (for non-U.S. dollar-denominated loans) plus an appropriate credit spread for loans of similar quality, average life and currency. The quality ratings for these loans, a primary determinant of the credit spreads and a significant component of the pricing process, are based on an internally-developed methodology. Certain commercial mortgage loans are valued incorporating other factors, including the terms of the loans, the principal exit strategies for the loans, prevailing interest rates and credit risk.
Policy Loans
Policy loans carrying value approximates fair value.
Short-Term Investments, Cash and Cash Equivalents, Accrued Investment Income, Receivables from Parent and Affiliates, and Other Assets
The Company believes that due to the short-term nature of certain assets, the carrying value approximates fair value. These assets include: certain short-term investments which are not securities, are recorded at amortized cost; cash and cash equivalent instruments; accrued investment income; and other assets that meet the definition of financial instruments, including receivables such as unsettled trades and accounts receivable.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Reinsurance Recoverables and Reinsurance Payables
Reinsurance recoverables and reinsurance payables include corresponding receivables and payables associated with reinsurance arrangements between the Company and related parties. See Note 10 for additional information about the Company's reinsurance arrangements.
Policyholders’ Account Balances - Investment Contracts
Only the portion of policyholders’ account balances related to products that are investment contracts (those without significant mortality or morbidity risk) are reflected in the table above. For fixed deferred annuities, payout annuities and other similar contracts without life contingencies, fair values are generally derived using discounted projected cash flows based on interest rates that are representative of the Company’s financial strength ratings, and hence reflect the Company’s own NPR. For those balances that can be withdrawn by the customer at any time without prior notice or penalty, the fair value is the amount estimated to be payable to the customer as of the reporting date, which is generally the carrying value.
Cash Collateral for Loaned Securities
Cash collateral for loaned securities represents the collateral received or paid in connection with loaning or borrowing securities. Due to the short-term nature of these transactions, the carrying value approximates fair value.
Debt
The fair value of short-term and long-term debt is generally determined by either prices obtained from independent pricing services, which are validated by the Company, or discounted cash flow models. Discounted cash flow models predominately use market observable inputs such as the borrowing rates currently available to the Company for debt and financial instruments with similar terms and remaining maturities. For debt with a maturity of less than 90 days, the carrying value approximates fair value.
Other Liabilities and Payables to Parent and Affiliates
Other liabilities and payables to parent and affiliates are primarily payables, such as unsettled trades, drafts, escrow deposits and accrued expense payables. Due to the short-term until settlement of most of these liabilities, the Company believes that carrying value approximates fair value.
Separate Account Liabilities - Investment Contracts
Only the portion of separate account liabilities related to products that are investment contracts are reflected in the table above. Separate account liabilities are recorded at the amount credited to the contractholder, which reflects the change in fair value of the corresponding separate account assets including contractholder deposits less withdrawals and fees; therefore, carrying value approximates fair value.
6.    DEFERRED POLICY ACQUISITION COSTS
The balances of and changes in DAC as of and for the years ended December 31, are as follows:

	2018	2017	2016
	(in thousands)
Balance, beginning of year	$4,596,565	$4,344,361	$749,302
Capitalization of commissions, sales and issue expenses	372,996	277,586	269,679
Amortization-Impact of assumption and experience unlocking and true-ups	(113,534)	288,974	226,204
Amortization-All other	(476,261)	(275,028)	(46,388)
Changes in unrealized investment gains and losses	67,739	(39,328)	18,772
Ceded DAC upon reinsurance agreement with Prudential Insurance(1)(2)	0	0	(7,480)
Assumed DAC upon reinsurance agreement with Pruco Life(1)	0	0	3,134,272
Balance, end of year	$4,447,505	$4,596,565	$4,344,361

(1)	See Note 1 and Note 10 for additional information.

(2)	Represents a $7.5 million true-up in 2016 to the ceded DAC upon reinsurance agreement with Prudential Insurance in 2015.

7.    VALUE OF BUSINESS ACQUIRED
The balances of and changes in VOBA as of and for the years ended December 31, are as follows:

	2018	2017	2016

	(in thousands)
Balance, beginning of year	$35,109	$30,287	$33,640
Amortization-Impact of assumption and experience unlocking and true-ups (1)	1,485	10,035	2,372
Amortization-All other (1)	(7,348)	(7,422)	(8,176)
Interest (2)	1,983	2,001	1,939
Change in unrealized investment gains and losses	1,993	208	512
Balance, end of year	$33,222	$35,109	$30,287

(1)	The weighted average remaining expected life of VOBA was approximately 5.62 years as of December 31, 2018.

(2)	The interest accrual rate for the VOBA related to the businesses acquired was 5.96%, 5.96% and 6.00% for the years ended December 31, 2018, 2017 and 2016.
The following table provides estimated future amortization, net of interest, for the periods indicated:

	2019	2020	2021	2022	2023

	(in thousands)
Estimated future VOBA amortization	$4,531	$4,039	$3,626	$3,247	$2,909

8.	POLICYHOLDERS’ LIABILITIES
Future Policy Benefits
Future policy benefits at December 31 for the years indicated are as follows:

	2018	2017

	(in thousands)
Life insurance – domestic	$74	$800
Individual and group annuities and supplementary contracts(1)	1,021,854	970,936
Other contract liabilities(1)	8,347,058	8,160,833
Total future policy benefits	$9,368,986	$9,132,569

(1)	Includes assumed reinsurance business.

Individual and group annuities and supplementary contract liabilities include reserves for life contingent immediate annuities and life contingent group annuities. Other contract liabilities include unearned premiums and certain other reserves for annuities and individual life products.
Future policy benefits for domestic life insurance policies reflect in course of settlement amounts.
Future policy benefits for individual and group annuities and supplementary contracts with life contingencies are generally equal to the present value of expected future payments. Assumptions as to mortality are based on the Company’s experience, industry data, and/or other factors, when the basis of the reserve is established. The interest rates used in the determination of the present values generally range from 0.0% to 8.3%, with less than 1.0% of the reserves based on an interest rate in excess of 8.0%.
The Company’s liability for future policy benefits are primarily liabilities for guaranteed benefits related to certain long-duration life and annuity contracts. Liabilities for guaranteed benefits with embedded derivative features are primarily in "Other contract liabilities" in the table above. The remaining liabilities for guaranteed benefits are primarily reflected with the underlying contract. The interest rates used in the determination of the present values range from 3.1% to 4.4%. See Note 9 for additional information regarding liabilities for guaranteed benefits related to certain long-duration contracts.
Premium deficiency reserves included in “Future policy benefits” are established, if necessary, when the liability for future policy benefits plus the present value of expected future gross premiums are determined to be insufficient to provide for expected future policy benefits and expenses. Premium deficiency reserves have been recorded for the individual annuity business, which consists of limited-payment, long-duration; and single premium immediate annuities with life contingencies.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Policyholders’ Account Balances
Policyholders’ account balances at December 31 for the years indicated are as follows:

	2018	2017

	(in thousands)
Interest-sensitive life contracts	$15,049	$15,301
Individual annuities(1)	4,729,973	4,162,138
Guaranteed interest accounts	608,574	668,713
Total policyholders’ account balances	$5,353,596	$4,846,152

(1)	Includes assumed reinsurance business from Pruco Life.
Policyholders’ account balances represent an accumulation of account deposits plus credited interest less withdrawals, expenses and mortality charges, if applicable. These policyholders’ account balances also include provisions for benefits under non-life contingent payout annuities. Interest crediting rates range from 3.5% to 6.0% for interest-sensitive life contracts. Interest crediting rates for individual annuities range from 0.0% to 6.5%. Interest crediting rates for guaranteed interest accounts range from 0.1% to 5.8%.
9.    CERTAIN LONG-DURATION CONTRACTS WITH GUARANTEES

The Company issued variable annuity contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also issued variable annuity contracts with general and separate account options where the Company contractually guarantees to the contractholder a return of no less than total deposits made to the contract adjusted for any partial withdrawals ("return of net deposits"). In certain of these variable annuity contracts, the Company also contractually guarantees to the contractholder a return of no less than (1) total deposits made to the contract adjusted for any partial withdrawals plus a minimum return ('minimum return"), and/or (2) the highest contract value on a specified date adjusted for any withdrawals (“contract value”). These guarantees include benefits that are payable in the event of death, annuitization or at specified dates during the accumulation period and withdrawal and income benefits payable during specified periods. The Company also issued annuity contracts with market value adjusted investment options (“MVAs”), which provide for a return of principal plus a fixed-rate of return if held to maturity, or, alternatively, a “market adjusted value” if surrendered prior to maturity or if funds are reallocated to other investment options. The market value adjustment may result in a gain or loss to the Company, depending on crediting rates or an indexed rate at surrender, as applicable. The Company also issued fixed deferred annuity contracts without MVA that have a guaranteed credited rate and annuity benefit.
The assets supporting the variable portion of all variable annuities are carried at fair value and reported as “Separate account assets” with an equivalent amount reported as “Separate account liabilities.” Amounts assessed against the contractholders for mortality, administration, and other services are included within revenue in “Policy charges and fee income” and changes in liabilities for minimum guarantees are generally included in “Policyholders’ benefits” or "Realized investment gains (losses), net".
For those guarantees of benefits that are payable in the event of death, the net amount at risk is generally defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. The Company’s primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including fixed income and equity market returns, contract lapses and contractholder mortality.
For guarantees of benefits that are payable at annuitization, the net amount at risk is generally defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance. The Company’s primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including fixed income and equity market returns, timing of annuitization, contract lapses and contractholder mortality.
For guarantees of benefits that are payable at withdrawal, the net amount at risk is generally defined as the present value of the minimum guaranteed withdrawal payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance. For guarantees of accumulation balances, the net amount at risk is generally defined as the guaranteed minimum accumulation balance minus the current account balance. The Company’s primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including equity market returns, interest rates, market volatility and contractholder behavior.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

The Company’s contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed may not be mutually exclusive. The liabilities related to the net amount at risk are reflected within “Future policy benefits.” As of December 31, 2018 and 2017, the Company had the following guarantees associated with these contracts, by product and guarantee type:

	December 31, 2018		December 31, 2017
	In the Event of Death(1)	At Annuitization/ Accumulation(1)(2)	In the Event of Death(1)	At Annuitization/ Accumulation (1)(2)

Annuity Contracts	(in thousands)
Return of net deposits
Account value	$106,779,202	N/A	$119,182,143	N/A
Net amount at risk	$843,419	N/A	$274,617	N/A
Average attained age of contractholders	67 years	N/A	66 years	N/A
Minimum return or contract value
Account value	$22,184,537	$115,822,894	$25,835,100	$129,630,456
Net amount at risk	$4,322,406	$7,252,486	$2,161,133	$3,225,700
Average attained age of contractholders	70 years	68 years	69 years	67 years
Average period remaining until earliest expected annuitization	N/A	0 years	N/A	0 years

(1)	Amounts include assumed reinsurance business.

(2)	Includes income and withdrawal benefits.

Account balances of variable annuity contracts with guarantees were invested in separate account investment options as follows:

	December 31, 2018(1)	December 31, 2017(1)

	(in thousands)
Equity funds	$69,686,791	$83,556,771
Bond funds	51,855,361	53,027,241
Money market funds	2,542,219	3,726,553
Total	$124,084,371	$140,310,565

(1)	Amounts include assumed reinsurance business.
In addition to the amounts invested in separate account investment options above, $4.9 billion at December 31, 2018 and $4.7 billion at December 31, 2017 of account balances of variable annuity contracts with guarantees, inclusive of contracts with MVA features, were invested in general account investment options. For the years ended December 31, 2018, 2017 and 2016, there were no transfers of assets, other than cash, from the general account to any separate account, and accordingly no gains or losses recorded.
Liabilities for Guarantee Benefits
The table below summarizes the changes in general account liabilities for guarantees. The liabilities for GMDB and GMIB are included in “Future policy benefits” and the related changes in the liabilities are included in “Policyholders’ benefits.” GMAB, GMWB and GMIWB are accounted for as embedded derivatives and are recorded at fair value within “Future policy benefits.” Changes in the fair value of these derivatives, including changes in the Company’s own risk of non-performance, along with any fees attributed or payments made relating to the derivative are recorded in “Realized investment gains (losses), net.” See Note 5 for additional information regarding the methodology used in determining the fair value of these embedded derivatives. The Company maintains a portfolio of derivative investments that serve as a partial hedge of the risks associated with these products, for which the changes in fair value are also recorded in “Realized investment gains (losses), net.” This portfolio of derivative investments does not qualify for hedge accounting treatment under U.S. GAAP.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

	GMDB	GMAB/GMWB/ GMIWB	GMIB	Totals
Variable Annuity	(in thousands)
Balance at December 31, 2015	$265,877	$3,134,077	$13,864	$3,413,818
Incurred guarantee benefits(1)	43,185	(1,979,215)	(3,683)	(1,939,713)
Paid guarantee benefits	(55,604)	0	(2,209)	(57,813)
Change in unrealized investment gains and losses	(5,206)	0	(209)	(5,415)
Assumed guarantees upon reinsurance agreement with Pruco Life	389,067	6,552,471	30,130	6,971,668
Balance at December 31, 2016	637,319	7,707,333	37,893	8,382,545
Incurred guarantee benefits(1)(2)	29,605	444,569	(11,686)	462,488
Paid guarantee benefits(2)	(57,053)	0	(3,798)	(60,851)
Change in unrealized investment gains and losses(2)	12,931	0	117	13,048
Balance at December 31, 2017	622,802	8,151,902	22,526	8,797,230
Incurred guarantee benefits(1)(2)	103,596	180,572	2,679	286,847
Paid guarantee benefits(2)	(67,887)	0	(2,915)	(70,802)
Change in unrealized investment gains and losses(2)	(20,108)	0	(230)	(20,338)
Balance at December 31, 2018	$638,403	$8,332,474	$22,060	$8,992,937

(1)
Incurred guarantee benefits include the portion of assessments established as additions to reserves as well as changes in estimates affecting the reserves. Also includes changes in the fair value of features considered to be derivatives.

(2)	Amounts include assumed reinsurance business.
The GMDB liability is determined each period end by estimating the accumulated value of a portion of the total assessments to date less the accumulated value of the guaranteed death benefits in excess of the account balance. The GMIB liability associated with variable annuities is determined each period by estimating the accumulated value of a portion of the total assessments to date less the accumulated value of the projected income benefits in excess of the account balance. The portion of assessments used is chosen such that, at issue the present value of expected death benefits or expected income benefits in excess of the projected account balance and the portion of the present value of total expected assessments over the lifetime of the contracts are equal. The Company regularly evaluates the estimates used and adjusts the GMDB and GMIB liability balances with an associated charge or credit to earnings, if actual experience or other evidence suggests that earlier estimates should be revised.
The GMAB features provide the contractholder with a guaranteed return of initial account value or an enhanced value if applicable. The most significant of the Company’s GMAB features are the guaranteed return option features, which includes an automatic rebalancing element that reduces the Company’s exposure to these guarantees. The GMAB liability is calculated as the present value of future expected payments in excess of the account balance less the present value of future expected rider fees attributable to the embedded derivative feature.
The GMWB features provide the contractholder with access to a guaranteed remaining balance if the account value is reduced to zero through a combination of market declines and withdrawals. The guaranteed remaining balance is generally equal to the protected value under the contract, which is initially established as the greater of the account value or cumulative deposits when withdrawals commence, less cumulative withdrawals. The contractholder also has the option, after a specified time period, to reset the guaranteed remaining balance to the then-current account value, if greater. The contractholder accesses the guaranteed remaining balance through payments over time, subject to maximum annual limits. The GMWB liability is calculated as the present value of future expected payments to customers less the present value of future expected rider fees attributable to the embedded derivative feature.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

The GMIWB features, taken collectively, provide a contractholder two optional methods to receive guaranteed minimum payments over time, a “withdrawal” option or an “income” option. The withdrawal option (which was available under only one of the GMIWBs and is no longer offered) guarantees that a contractholder can withdraw an amount each year until the cumulative withdrawals reach a total guaranteed balance. The income option (which varies among the Company’s GMIWBs) in general guarantees the contractholder the ability to withdraw an amount each year for life (or for joint lives, in the case of any spousal version of the benefit) where such amount is equal to a percentage of a protected value under the benefit. The contractholder also has the potential to increase this annual amount, based on certain subsequent increases in account value that may occur. The GMIWB can be elected by the contractholder upon issuance of an appropriate deferred variable annuity contract or at any time following contract issue prior to annuitization. Certain GMIWB features include an automatic rebalancing element that reduces the Company’s exposure to these guarantees. The GMIWB liability is calculated as the present value of future expected payments to customers less the present value of future expected rider fees attributable to the embedded derivative feature.
Sales Inducements
The Company defers sales inducements and amortizes them over the anticipated life of the policy using the same methodology and assumptions used to amortize DAC. DSI is included in “Deferred sales inducements” in the Company’s Statements of Financial Position. The Company has offered various types of sales inducements, including: (1) a bonus whereby the policyholder’s initial account balance is increased by an amount equal to a specified percentage of the customer’s initial deposit and (2) additional credits after a certain number of years a contract is held. Changes in DSI, reported as “Interest credited to policyholders’account balances,” are as follows:

Sales Inducements
(in thousands)
Balance at December 31, 2015	$452,752
Capitalization	1,805
Amortization - Impact of assumption and experience unlocking and true-ups	101,424
Amortization - All other	(81,603)
Change in unrealized investment gains and losses	4,915
Assumed DSI upon reinsurance agreement with Pruco Life(1)	499,530
Balance at December 31, 2016	978,823
Capitalization	1,551
Amortization - Impact of assumption and experience unlocking and true-ups	145,141
Amortization - All other	(94,014)
Change in unrealized investment gains and losses	(10,715)
Balance at December 31, 2017	1,020,786
Capitalization	2,888
Amortization - Impact of assumption and experience unlocking and true-ups	(5,713)
Amortization - All other	(149,236)
Change in unrealized investment gains and losses	20,873
Balance at December 31, 2018	$889,598

(1)	See Note 1 for additional information.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

10.    REINSURANCE
The Company uses reinsurance as part of its risk management and capital management strategies for certain of its living benefit guarantees and variable annuity base contracts. Through March 31, 2016, the Company reinsured its living benefit guarantees on certain variable annuity products to Pruco Re and Prudential Insurance, which are the legal entities in which the Company previously executed its living benefit hedging program. Effective April 1, 2016 the Company recaptured the risks related to its variable annuity living benefit guarantees that were previously reinsured to Pruco Re and Prudential Insurance, as discussed further in Note 1. In addition, the Company reinsured variable annuity base contracts, along with the living benefit guarantees, from Pruco Life, excluding the PLNJ business which was reinsured to Prudential Insurance. This reinsurance covers new and in force business and excludes business reinsured externally.
In the fourth quarter of 2015, the Company surrendered its New York license. The Company recaptured the New York living benefits previously ceded to Pruco Re, and reinsured the majority of its New York business, both the living benefit guarantees and base contracts, to Prudential Insurance. See Note 1 for additional information. Reinsurance ceded arrangements do not discharge the Company as the primary insurer. Ceded balances would represent a liability of the Company in the event the reinsurers were unable to meet their obligations to the Company under the terms of the reinsurance agreements. The Company believes a material reinsurance liability resulting from such inability of reinsurers to meet their obligations is unlikely.
Realized investment gains and losses include the impact of reinsurance agreements, particularly reinsurance agreements involving living benefit guarantees. These reinsurance agreements are derivatives and have been accounted for in the same manner as embedded derivatives and the changes in the fair value of these derivatives are recognized through "Realized investment gains (losses), net". See Note 4 for additional information related to the accounting for embedded derivatives.
Reinsurance amounts included in the Company's Statements of Financial Position as of December 31, were as follows:

	2018	2017
	(in thousands)
Reinsurance recoverables	$572,102	$563,428
Deferred policy acquisition costs	3,703,166	3,766,066
Deferred sales inducements	476,608	540,389
Value of business acquired	(2,431)	(2,702)
Other assets	79,992	105,167
Policyholders’ account balances	3,098,537	2,825,030
Future policy benefits	5,680,939	5,511,496
Reinsurance payables(1)	232,937	262,588
Other liabilities	290,330	329,019

(1)	"Reinsurance payables" includes $0.1 million of unaffiliated activity as of both December 31, 2018 and 2017.

The reinsurance recoverables by counterparty are broken out below:

	December 31, 2018	December 31, 2017
	(in thousands)
Prudential Insurance	$335,349	$310,758
Pruco Life	236,716	252,383
Unaffiliated	37	287
Total reinsurance recoverables	$572,102	$563,428

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Reinsurance amounts, included in the Company’s Statements of Operations and Comprehensive Income for the years ended December 31, were as follows:

	2018	2017	2016
	(in thousands)
Premiums:
Direct	$37,895	$33,908	$39,326
Assumed	31,989	32,890	860,831
Ceded	(2,619)	(3,225)	(3,318)
Net premiums	67,265	63,573	896,839
Policy charges and fee income:
Direct	549,500	622,099	647,226
Assumed	1,661,484	1,632,132	1,153,752
Ceded(1)	(39,706)	(44,652)	(45,754)
Net policy charges and fee income	2,171,278	2,209,579	1,755,224
Asset administration fees and other income:
Direct	96,743	129,847	103,892
Assumed	301,549	293,275	205,221
Ceded	(9,136)	(9,747)	(9,729)
Net asset administration fees and other income	389,156	413,375	299,384
Realized investment gains (losses), net:
Direct	81,120	(1,335,253)	(3,612,578)
Assumed	823,129	554,686	(81,510)
Ceded	(20,176)	(24,833)	251,328
Realized investment gains (losses), net	884,073	(805,400)	(3,442,760)
Policyholders' benefits (including change in reserves):
Direct	81,045	52,477	74,438
Assumed	110,358	46,375	553,280
Ceded(2)	(4,315)	15,216	(23,661)
Net policyholders' benefits (including change in reserves)	187,088	114,068	604,057
Interest credited to policyholders’ account balances:
Direct	127,018	9,834	74,389
Assumed	132,324	24,708	(1,551)
Ceded	(10,167)	(4,262)	(3,949)
Net interest credited to policyholders’ account balances	249,175	30,280	68,889
Reinsurance expense allowances and general and administrative expenses, net of capitalization and amortization	1,131,351	725,749	563,027

(1)	"Policy charges and fee income ceded" includes $(1) million, $(2) million and $(2) million of unaffiliated activity for the years ended December 31, 2018, 2017 and 2016, respectively.

(2)
"Policyholders' benefits (including change in reserves) ceded" includes $(0.3) million, $(0.1) million and $(0.3) million of unaffiliated activity for the years ended December 31, 2018, 2017 and 2016, respectively.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

11.    INCOME TAXES
The following schedule discloses significant components of income tax expense (benefit) for each year presented:

	Year Ended December 31,
	2018	2017	2016
		(in thousands)
Current tax expense (benefit):
U.S. federal	$(422,999)	$501,088	$2,524,458
State and local	0	1,349	0
Total	(422,999)	502,437	2,524,458
Deferred tax expense (benefit):
U.S. federal	584,503	698,662	(3,204,951)
State and local	0	0	0
Total	584,503	698,662	(3,204,951)
Total income tax expense (benefit)	161,504	1,201,099	(680,493)
Total income tax expense (benefit) reported in equity related to:
Other comprehensive income (loss)	(52,510)	98,644	(194,446)
Additional paid-in capital	0	0	(9,531)
Total income tax expense (benefit)	$108,994	$1,299,743	$(884,470)

Reconciliation of Expected Tax at Statutory Rates to Reported Income Tax Expense (Benefit)
The differences between income taxes expected at the U.S. federal statutory income tax rate of 21% applicable for 2018 and 35% applicable for the periods prior to 2018, and the reported income tax expense (benefit) are summarized as follows:

	Year Ended December 31,
	2018	2017	2016
	(in thousands)
Expected federal income tax expense (benefit)	$387,286	$391,158	$(619,704)
Non-taxable investment income	(18,954)	(46,625)	(49,630)
Tax credits	(13,694)	(10,358)	(10,507)
Changes in tax law	(193,306)	882,175	0
Other	172	(15,251)	(652)
Reported income tax expense (benefit)	$161,504	$1,201,099	$(680,493)
Effective tax rate	8.8%	107.5%	38.4%

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

The effective tax rate is the ratio of “Total income tax expense (benefit)” divided by “Income (loss) from operations before income taxes”. The Company’s effective tax rate for fiscal years 2018, 2017 and 2016 was 8.8%, 107.5% and 38.4%, respectively. The following is a description of items that had the most significant impact on the difference between the Company’s statutory U.S. federal income tax rate of 21% applicable for 2018 and 35% applicable for the periods prior to 2018, and the Company’s effective tax rate during the periods presented:
Changes in Tax Law. The following is a list of notable changes in tax law that impacted the Company’s effective tax rate for the periods presented:

Tax Act of 2017 - On December 22, 2017, the Tax Act of 2017 was enacted into U.S. law. As a result, the Company recognized a $882 million tax expense in “Total income tax expense (benefit)” in the Company’s Statement of Operations for the year ended December 31, 2017. In accordance with SEC Staff Accounting Bulletin 118, in 2017 the Company recorded the effects of the Tax Act of 2017 using reasonable estimates due to the need for further analysis of the provisions within the Tax Act of 2017 and collection, preparation and analysis of relevant data necessary to complete the accounting. During 2018, the Company completed the collection, preparation and analysis of data relevant to the Tax Act of 2017, and interpreted any additional guidance issued by the IRS, U.S. Department of the Treasury, or other standard-setting organizations, and recognized a $0.2 million increase in income tax expense for a total of $882.3 million recognized from the reduction in net deferred tax assets to reflect the reduction in the U.S. tax rate from 35% to 21%.

2018 Industry Issue Resolution (IIR) - In August 2018, the IRS released a Directive to provide guidance on the tax reserving for guaranteed benefits within variable annuity contracts and principle-based reserves on certain life insurance contracts. Adopting the methodology specified in the Directive resulted in an accelerated deduction for the Company’s 2017 tax return that would have otherwise been deductible in future years. Prior to the adoption of this Directive, the Company accounted for these future deductions as deferred tax assets measured using the current 21% corporate income tax rate. Upon adoption of the Directive, the tax benefits were revalued using the 35% tax rate applicable for the 2017 tax year in which they will now be recognized, resulting in a reduction in income tax expense of $193 million.

Non-Taxable Investment Income. The U.S. Dividends Received Deduction (“DRD”) reduces the amount of dividend income subject to U.S. tax and accounts for most of the non-taxable investment income shown in the table above. More specifically, the U.S. DRD constitutes $15 million of the total $19 million of 2018 non-taxable investment income, $46 million of the total $47 million of 2017 non-taxable investment income, and $50 million of the total $50 million of 2016 non-taxable investment income. The DRD for the current period was estimated using information from 2017, current year investment results, and current year’s equity market performance. The actual current year DRD can vary based on factors such as, but not limited to, changes in the amount of dividends received that are eligible for the DRD, changes in the amount of distributions received from fund investments, changes in the account balances of variable life and annuity contracts, and the Company’s taxable income before the DRD.

Other. This line item represents insignificant reconciling items that are individually less than 5% of the computed expected federal income tax expense (benefit) and have therefore been aggregated for purposes of this reconciliation in accordance with relevant disclosure guidance.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Schedule of Deferred Tax Assets and Deferred Tax Liabilities

	As of December 31,
	2018	2017
	(in thousands)
Deferred tax assets:
Insurance reserves	$1,521,729	$2,064,659
Investments	276,880	404,703
Net unrealized loss on securities	86,742	7,048
Other	638	205
Deferred tax assets	1,885,989	2,476,615
Deferred tax liabilities:
VOBA and deferred policy acquisition cost	929,849	960,841
Deferred sales inducements	186,816	214,365
Deferred tax liabilities	1,116,665	1,175,206
Net deferred tax asset (liability)	$769,324	$1,301,409

The application of U.S. GAAP requires the Company to evaluate the recoverability of deferred tax assets and establish a valuation allowance if necessary to reduce the deferred tax asset to an amount that is more likely than not expected to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance, the Company considers many factors, including: (1) the nature of the deferred tax assets and liabilities; (2) whether they are ordinary or capital; (3) in which tax jurisdictions they were generated and the timing of their reversal; (4) taxable income in prior carryback years as well as projected taxable earnings exclusive of reversing temporary differences and carryforwards; (5) the length of time that carryovers can be utilized in the various taxing jurisdictions; (6) any unique tax rules that would impact the utilization of the deferred tax assets; and (7) any tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused. Although realization is not assured, management believes it is more likely than not that the deferred tax assets, net of valuation allowances, will be realized.
The company had no valuation allowance as of December 31, 2018 and 2017. Adjustments to the valuation allowance will be made if there is a change in management’s assessment of the amount of deferred tax asset that is realizable.
The Company’s income (loss) from operations before income taxes includes income (loss) from domestic operations of $1,844 million, $1,118 million, and $(1,771) million for the years ended December 31, 2018, 2017 and 2016, respectively.
Tax Audit and Unrecognized Tax Benefits
The Company’s liability for income taxes includes the liability for unrecognized tax benefits and interest that relate to tax years still subject to review by the IRS or other taxing authorities. The completion of review or the expiration of the Federal statute of limitations for a given audit period could result in an adjustment to the liability for income taxes.
The Company had no unrecognized tax benefits as of December 31, 2018, 2017, and 2016. The Company does not anticipate any significant changes within the next twelve months to its total unrecognized tax benefits related to tax years for which the statute of limitations has not expired.
At December 31, 2018, the Company remains subject to examination in the U.S. for tax years 2015 through 2017.
The Company is participating in the IRS’s Compliance Assurance Program. Under this program, the IRS assigns an examination team to review completed transactions as they occur in order to reach agreement with the Company on how they should be reported in the relevant tax returns. If disagreements arise, accelerated resolution programs are available to resolve the disagreements in a timely manner before the tax return is filed.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

12.    EQUITY
Accumulated Other Comprehensive Income (Loss)
AOCI represents the cumulative OCI items that are reported separate from net income and detailed on the Statements of Comprehensive Income. Each of the components that comprise OCI are described in further detail in Note 2 (Foreign Currency Translation Adjustment and Net Unrealized Investment Gains (Losses)). The balance of and changes in each component of AOCI as of and for the years ended December 31, are as follows:

	Accumulated Other Comprehensive Income (Loss)
	Foreign Currency Translation Adjustment	Net Unrealized Investment Gains (Losses)(1)	Total Accumulated Other Comprehensive Income (Loss)

	(in thousands)
Balance, December 31, 2015	$(65)	$46,231	$46,166
Change in OCI before reclassifications	(20)	(469,356)	(469,376)
Amounts reclassified from AOCI	0	(86,184)	(86,184)
Income tax benefit (expense)	7	194,439	194,446
Balance, December 31, 2016	(78)	(314,870)	(314,948)
Change in OCI before reclassifications	109	320,182	320,291
Amounts reclassified from AOCI	0	3,177	3,177
Income tax benefit (expense)	(38)	(98,606)	(98,644)
Balance, December 31, 2017	(7)	(90,117)	(90,124)
Change in OCI before reclassifications	(1,354)	(311,658)	(313,012)
Amounts reclassified from AOCI	0	62,970	62,970
Income tax benefit (expense)	285	52,225	52,510
Cumulative effect of adoption of ASU 2016-01	0	(3)	(3)
Cumulative effect of adoption of ASU 2018-02	(2)	(36,712)	(36,714)
Balance, December 31, 2018	$(1,078)	$(323,295)	$(324,373)

(1)	Includes cash flow hedges of $(4) million, $(26) million and $12 million as of December 31, 2018, 2017, and 2016, respectively.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Reclassifications out of Accumulated Other Comprehensive Income (Loss)

	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016

	(in thousands)
Amounts reclassified from AOCI(1)(2):
Net unrealized investment gains (losses):
Cash flow hedges - Currency/Interest rate(3)	$20,761	$(1,838)	$12,800
Net unrealized investment gains (losses) on available-for-sale securities	(83,731)	(1,339)	73,384
Total net unrealized investment gains (losses)(4)	(62,970)	(3,177)	86,184
Total reclassifications for the period	$(62,970)	$(3,177)	$86,184

(1)	All amounts are shown before tax.

(2)	Positive amounts indicate gains/benefits reclassified out of AOCI. Negative amounts indicate losses/costs reclassified out of AOCI.

(3)	See Note 4 for additional information on cash flow hedges.

(4)	See table below for additional information on unrealized investment gains (losses), including the impact on deferred policy acquisition and other costs and future policy benefits.

Net Unrealized Investment Gains (Losses)
Net unrealized investment gains (losses) on securities classified as available-for-sale, certain other invested assets and other assets are included in the Company’s Statements of Financial Position as a component of AOCI. Changes in these amounts include reclassification adjustments to exclude from “Other comprehensive income (loss)” those items that are included as part of “Net income” for a period that had been part of “Other comprehensive income (loss)” in earlier periods. The amounts for the periods indicated below, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other net unrealized investment gains (losses), are as follows:

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Net Unrealized Investment Gains (Losses) on Fixed Maturity Securities on which an OTTI loss has been recognized

	Net Unrealized Gains (Losses) on Investments	Deferred Policy Acquisition Costs and Other Costs(2)	Future Policy Benefits and Other Liabilities(3)	Deferred Income Tax (Liability) Benefit	Accumulated Other Comprehensive Income (Loss) Related To Net Unrealized Investment Gains (Losses)

	(in thousands)
Balance, December 31, 2015	$9	$(3)	$0	$14	$20
Net investment gains (losses) on investments arising during the period	378	0	0	(132)	246
Reclassification adjustment for (gains) losses included in net income	556	0	0	(195)	361
Reclassification adjustment for OTTI losses excluded from net income	(2,204)	0	0	771	(1,433)
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	(2,130)	0	746	(1,384)
Impact of net unrealized investment (gains) losses on future policy benefits	0	0	(522)	183	(339)
Balance, December 31, 2016	(1,261)	(2,133)	(522)	1,387	(2,529)
Net investment gains (losses) on investments arising during the period	11,328	0	0	(3,481)	7,847
Reclassification adjustment for (gains) losses included in net income	2,172	0	0	(667)	1,505
Reclassification adjustment for OTTI losses excluded from net income	72	0	0	(22)	50
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	1,125	0	(352)	773
Impact of net unrealized investment (gains) losses on future policy benefits	0	0	365	(128)	237
Balance, December 31, 2017	12,311	(1,008)	(157)	(3,263)	7,883
Net investment gains (losses) on investments arising during the period	(15,199)	0	0	3,192	(12,007)
Reclassification adjustment for (gains) losses included in net income	(205)	0	0	43	(162)
Reclassification adjustment for OTTI losses excluded from net income(1)	(241)	0	0	51	(190)
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	(111)	0	23	(88)
Impact of net unrealized investment (gains) losses on future policy benefits and other liabilities	0	0	89	(19)	70
Balance, December 31, 2018	$(3,334)	$(1,119)	$(68)	$27	$(4,494)

(1)	Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in earnings for securities with no prior OTTI loss.

(2)	"Other costs" primarily includes reinsurance recoverables, DSI and VOBA.

(3)	"Other liabilities" primarily includes reinsurance payables and deferred reinsurance gains.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

All Other Net Unrealized Investment Gains (Losses) in AOCI

	Net Unrealized Gains (Losses) on Investments (1)	Deferred Policy Acquisition Costs and Other Costs(3)	Future Policy Benefits and Other Liabilities(4)	Deferred Income Tax (Liability) Benefit	Accumulated Other Comprehensive Income (Loss) Related To Net Unrealized Investment Gains (Losses)

	(in thousands)
Balance, December 31, 2015	$107,451	$(30,465)	$(4,596)	$(26,179)	$46,211
Net investment gains (losses) on investments arising during the period	(637,597)	0	0	223,159	(414,438)
Reclassification adjustment for (gains) losses included in net income	85,628	0	0	(29,970)	55,658
Reclassification adjustment for OTTI losses excluded from net income	2,204	0	0	(771)	1,433
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	(786)	0	275	(511)
Impact of net unrealized investment (gains) losses on future policy benefits	0	0	(1,068)	374	(694)
Balance, December 31, 2016	(442,314)	(31,251)	(5,664)	166,888	(312,341)
Net investment gains (losses) on investments arising during the period	376,012	0	0	(115,538)	260,474
Reclassification adjustment for (gains) losses included in net income	(5,349)	0	0	1,644	(3,705)
Reclassification adjustment for OTTI losses excluded from net income	(72)	0	0	22	(50)
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	(50,961)	0	15,949	(35,012)
Impact of net unrealized investment (gains) losses on future policy benefits	0	0	(11,333)	3,967	(7,366)
Balance, December 31, 2017	(71,723)	(82,212)	(16,997)	72,932	(98,000)
Net investment gains (losses) on investments arising during the period	(405,264)	0	0	85,105	(320,159)
Reclassification adjustment for (gains) losses included in net income	63,175	0	0	(13,267)	49,908
Reclassification adjustment for OTTI losses excluded from net income(2)	241	0	0	(51)	190
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	90,717	0	(19,049)	71,668
Impact of net unrealized investment (gains) losses on future policy benefits and other liabilities	0	0	18,110	(3,803)	14,307
Cumulative effect of adoption of ASU 2016-01	(4)	0	0	1	(3)
Cumulative effect of adoption of ASU 2018-02	0	0	0	(36,712)	(36,712)
Balance, December 31, 2018	$(413,575)	$8,505	$1,113	$85,156	$(318,801)

(1)	Includes cash flow hedges. See Note 4 for information on cash flow hedges.

(2)	Represents "transfers out" related to the portion of OTTI losses recognized during the period that were not recognized in earnings for securities with no prior OTTI loss.

(3)	"Other costs" primarily includes reinsurance recoverables, DSI and VOBA.

(4)	"Other liabilities" primarily includes reinsurance payables and deferred reinsurance gains.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

13.    STATUTORY NET INCOME AND SURPLUS AND DIVIDEND RESTRICTIONS
The Company is required to prepare statutory financial statements in accordance with accounting practices prescribed or permitted by the AZDOI. Prescribed statutory accounting practices include publications of the NAIC, as well as state laws, regulations and general administrative rules. Statutory accounting practices ("SAP") primarily differ from U.S. GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions and valuing investments, deferred taxes and certain assets on a different basis.
Statutory net income (loss) of the Company amounted to $(852) million, $3,911 million and $(2,018) million for the years ended December 31, 2018, 2017 and 2016, respectively. Statutory surplus of the Company amounted to $6,396 million and $8,059 million at December 31, 2018 and 2017, respectively.
The Company does not utilize prescribed or permitted practices that vary materially from the statutory accounting practices prescribed by the NAIC.
The Company is subject to Arizona law, which limits the amount of dividends that insurance companies can pay to stockholders. The maximum dividend, which may be paid in any twelve-month period without notification or approval, is limited to the lesser of 10% of statutory surplus, as of December 31 of the preceding year, or the net gain from operations of the preceding calendar year. Cash dividends may only be paid out of surplus derived from realized net profits. Based on these limitations, the Company is not permitted to pay a dividend in 2019 without prior notification.
In December, September, June and March, 2018, the Company paid an extra-ordinary dividend of $225 million, $250 million, $250 million and $300 million, respectively, to its parent, PAI, which was recorded as a return of capital. In December, September, and June, 2017, the Company paid an extra-ordinary dividend of $650 million, $200 million and $100 million, respectively to PAI, which was recorded as a return of capital. In December, 2016, the Company paid an extra-ordinary dividend of $1,140 million to PAI, which was recorded as a return of capital.
14.    RELATED PARTY TRANSACTIONS
The Company has extensive transactions and relationships with Prudential Insurance and other affiliates. Although we seek to ensure that these transactions and relationships are fair and reasonable, it is possible that the terms of these transactions are not the same as those that would result from transactions among unrelated parties.
Expense Charges and Allocations
Many of the Company’s expenses are allocations or charges from Prudential Insurance or other affiliates. These expenses can be grouped into general and administrative expenses and agency distribution expenses.
The Company’s general and administrative expenses are charged to the Company using allocation methodologies based on business production processes. Management believes that the methodology is reasonable and reflects costs incurred by Prudential Insurance to process transactions on behalf of the Company. The Company operates under service and lease agreements whereby services of officers and employees, supplies, use of equipment and office space are provided by Prudential Insurance. The Company reviews its allocation methodology periodically which it may adjust accordingly. General and administrative expenses include allocations of stock compensation expenses related to a stock-based awards program and a deferred compensation program issued by Prudential Financial. The expense charged to the Company for the stock-based awards program was $0.1 million for each of the years ended December 31, 2018, 2017 and 2016. The expense charged to the Company for the deferred compensation program was $0.5 million, $0.9 million and $0.8 million for the years ended December 31, 2018, 2017 and 2016, respectively.
The Company is charged for its share of employee benefit expenses. These expenses include costs for funded and non-funded contributory and non-contributory defined benefit pension plans. Some of these benefits are based on final earnings and length of service while others are based on an account balance, which takes into consideration age, service and earnings during a career. The Company’s share of net expense for the pension plans was $2 million, $1 million and $1 million for the years ended December 31, 2018, 2017 and 2016, respectively.
The Company is also charged for its share of the costs associated with welfare plans issued by Prudential Insurance. These expenses include costs related to medical, dental, life insurance and disability. The Company's share of net expense for the welfare plans was $2 million for each of the years ended December 31, 2018, 2017 and 2016.
Prudential Insurance sponsors voluntary savings plans for its employee 401(k) plans. The plans provide for salary reduction contributions by employees and matching contributions by the Company of up to 4% of annual salary. The Company's expense for its share of the voluntary savings plan was $0.7 million, $0.5 million and $0.5 million for the years ended December 31, 2018, 2017 and 2016, respectively.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

The Company pays commissions and certain other fees to PAD in consideration for PAD’s marketing and underwriting of the Company’s products. Commissions and fees are paid by PAD to broker-dealers who sell the Company’s products. Commissions and fees paid by the Company to PAD were $122 million, $109 million and $108 million for the years ended December 31, 2018, 2017 and 2016, respectively.
The Company is charged for its share of corporate expenses incurred by Prudential Financial to benefit its businesses, such as advertising, executive oversight, external affairs and philanthropic activity.  The Company’s share of corporate expenses was $15 million, $14 million and $10 million for the years ended December 31, 2018, 2017 and 2016, respectively.
Affiliated Investment Management Expenses
In accordance with an agreement with PGIM, Inc. (“PGIM”), the Company pays investment management expenses to PGIM who acts as investment manager to certain Company general account and separate account assets. Investment management expenses paid to PGIM related to this agreement were $12 million, $13 million and $11 million for the years ended December 31, 2018, 2017 and 2016, respectively. These expenses are recorded as “Net investment income” in the Statements of Operations and Comprehensive Income (Loss).
Derivative Trades
In its ordinary course of business, the Company enters into OTC derivative contracts with an affiliate, PGF. For these OTC derivative contracts, PGF has a substantially equal and offsetting position with an external counterparty. See Note 4 for additional information.
Joint Ventures
The Company has made investments in joint ventures with certain subsidiaries of Prudential Financial. "Other invested assets" includes $228 million and $111 million as of December 31, 2018 and 2017, respectively. "Net investment income" related to these ventures includes a gain of $1 million, $9 million and $5 million for the years ended December 31, 2018, 2017 and 2016, respectively.
Affiliated Asset Administration Fee Income
The Company has a revenue sharing agreement with AST Investment Services, Inc. (“ASTISI”) and PGIM Investments LLC (“PGIM Investments”) whereby the Company receives fee income based on policyholders' separate account balances invested in the Advanced Series Trust and the Prudential Series Fund. Income received from ASTISI and PGIM Investments related to this agreement was $105 million, $111 million and $112 million for the years ended December 31, 2018, 2017 and 2016, respectively. These revenues are recorded as “Asset administration fees and other income” in the Statements of Operations and Comprehensive Income (Loss).
Affiliated Notes Receivable
Affiliated notes receivable included in "Receivables from parent and affiliates" at December 31, were as follows:

	Maturity Dates			Interest Rates			2018	2017
							(in thousands)
U.S. dollar floating rate notes			2028	3.83%	-	4.25%	$34,008	$34,268
U.S. dollar fixed rate notes	2027	-	2027	8.15%	-	14.85%	3,184	3,877
Total long-term notes receivable - affiliated(1)							$37,192	$38,145

(1)	All long-term notes receivable may be called for prepayment prior to the respective maturity dates under specified circumstances.
The affiliated notes receivable shown above are classified as available-for-sale securities and other trading assets carried at fair value. The Company monitors the internal and external credit ratings of these loans and loan performance. The Company also considers any guarantees made by Prudential Insurance for loans due from affiliates.
Accrued interest receivable related to these loans was $0.3 million and $0.2 million as of December 31, 2018 and 2017, respectively, and is included in “Other assets”. Revenues related to these loans were $0.4 million, $0.7 million and $0.9 million for the years ended December 31, 2018, 2017 and 2016, respectively, and are included in “Asset administration fees and other income”.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Affiliated Asset Transfers

The Company participates in affiliated asset trades with parent and sister companies. Book and market value differences for trades with a parent and sister are recognized within APIC and "Realized investment gains (losses), net", respectively. The table below shows affiliated asset trades for the years ended December 31, 2018 and 2017:

Affiliate	Date	Transaction	Security Type	Fair Value	Book Value	APIC, Net of Tax Increase/ (Decrease)	Realized Investment Gain/ (Loss), Net of Tax
				(in thousands)
Pruco Life	January 2017	Sale	Fixed Maturities	$29	$29	$0	$0
Prudential Insurance	October 2017	Sale	Commercial Mortgages	$131,953	$128,529	$0	$2,226
Gibraltar Universal Life Reinsurance Company	October 2017	Purchase	Fixed Maturities	$113,686	$96,583	$0	$(11,117)
Prudential Insurance	December 2017	Purchase	Other long-term investments - Derivatives	$171,363	$171,363	$0	$0
Prudential Insurance	December 2017	Sale	Fixed Maturities	$13,793	$7,113	$0	$4,342
Prudential Insurance	February 2018	Purchase	Fixed Maturities	$136,963	$136,963	$0	$0
Pruco Life Insurance Company of Arizona	April 2018	Sale	Fixed Maturities	$64,313	$64,514	$0	$(159)
Prudential Insurance	April 2018	Sale	Fixed Maturities	$57,747	$43,434	$0	$11,308
Prudential Insurance	May 2018	Sale	Fixed Maturity & Commercial Mortgages	$162,111	$159,237	$0	$2,271
Passaic Fund LLC	June 2018	Transfer Out	Other Invested Assets - Privates	$15,281	$15,281	$0	$0
Prudential Insurance	July 2018	Sale	Fixed Maturities	$11,160	$9,277	$0	$1,488
Prudential Insurance	August 2018	Sale	Commercial Mortgages	$13,414	$13,165	$0	$196
Prudential Insurance	December 2018	Purchase	Fixed Maturities	$33,256	$33,166	$0	$(71)
Prudential Agricultural Investors LP	December 2018	Transfer Out	Other Invested Assets - Privates	$7,324	$7,324	$0	$0

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Debt Agreements
The Company is authorized to borrow funds up to $9 billion from Prudential Financial and its affiliates to meet its capital and other funding needs. The debt issued during the second quarter of 2016 in the table below was assigned from affiliates as part of the Variable Annuities Recapture, as described further in Note 1. The following table provides the breakout of the Company's short and long-term debt to affiliates:

Affiliate	Date Issued	Amount of Notes - December 31, 2018	Amount of Notes - December 31, 2017	Interest Rate	Date of Maturity
		(in thousands)
Prudential Insurance	4/20/2016	0	18,734	2.60%	12/15/2018
Prudential Insurance	4/20/2016	0	25,000	2.60%	12/15/2018
Prudential Insurance	4/20/2016	46,835	46,835	2.80%	6/20/2019
Prudential Insurance	4/20/2016	18,734	18,734	2.80%	6/20/2019
Prudential Insurance	4/20/2016	37,468	37,468	3.64%	12/6/2020
Prudential Insurance	4/20/2016	93,671	93,671	3.64%	12/15/2020
Prudential Insurance	4/20/2016	103,039	103,039	3.64%	12/15/2020
Prudential Insurance	4/20/2016	93,671	93,671	3.47%	6/20/2021
Prudential Insurance	4/20/2016	93,671	93,671	4.39%	12/15/2023
Prudential Insurance	4/20/2016	28,102	28,102	4.39%	12/15/2023
Prudential Insurance	4/20/2016	37,468	37,468	3.95%	6/20/2024
Prudential Insurance	4/20/2016	93,671	93,671	3.95%	6/20/2024
Prudential Insurance	4/20/2016	46,835	46,835	3.95%	6/20/2024
Prudential Insurance	6/28/2016	30,000	30,000	2.08%	6/28/2019
Prudential Insurance	6/28/2016	50,000	50,000	3.49%	6/28/2026
Prudential Insurance	6/28/2016	25,000	25,000	3.49%	6/28/2026
Prudential Insurance	6/28/2016	26,000	26,000	2.59%	6/28/2021
Prudential Insurance	6/28/2016	25,000	25,000	2.08%	6/28/2019
Prudential Insurance	6/28/2016	20,000	20,000	2.08%	6/28/2019
Prudential Insurance	6/28/2016	25,000	25,000	3.49%	6/28/2026
Prudential Retirement Insurance & Annuity	6/28/2016	34,000	34,000	3.09%	6/28/2023
Total Loans Payable to Affiliates		$928,165	$971,899
The total interest expense to the Company related to loans and other payables to affiliates was $58 million, $66 million and $53 million for the years ended December 31, 2018, 2017 and 2016, respectively.
Contributed Capital and Dividends
Through December 31, 2018 and 2017, the Company did not receive any capital contributions. In June of 2016, the Company received a capital contribution in the amount of $8,422 million from PAI, related to the Variable Annuities Recapture, as discussed in Note 1.
In March, June, September and December of 2018, there was a $300 million, $250 million, $250 million and $225 million return of capital, respectively, to PAI. In June, September and December of 2017, there was a $100 million, $200 million and $650 million return of capital, respectively, to PAI. In December of 2016, there was a $1,140 million return of capital to PAI.
Reinsurance with Affiliates
As discussed in Note 10, the Company participates in reinsurance transactions with certain affiliates.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

15.    COMMITMENTS AND CONTINGENT LIABILITIES
Commitments
The Company has made commitments to fund $4 million and $37 million of commercial loans as of December 31, 2018 and 2017, respectively. The Company also made commitments to purchase or fund investments, mostly private fixed maturities, of $271 million and $134 million as of December 31, 2018 and 2017, respectively.
Contingent Liabilities
On an ongoing basis, the Company’s internal supervisory and control functions review the quality of sales, marketing and other customer interface procedures and practices and may recommend modifications or enhancements. From time to time, this review process results in the discovery of product administration, servicing or other errors, including errors relating to the timing or amount of payments or contract values due to customers. In certain cases, if appropriate, the Company may offer customers remediation and may incur charges, including the cost of such remediation, administrative costs and regulatory fines.
The Company is subject to the laws and regulations of states and other jurisdictions concerning the identification, reporting and escheatment of unclaimed or abandoned funds, and is subject to audit and examination for compliance with these requirements. For additional discussion of these matters, see “Litigation and Regulatory Matters” below.
It is possible that the results of operations or the cash flows of the Company in a particular quarterly or annual period could be materially affected as a result of payments in connection with the matters discussed above or other matters depending, in part, upon the results of operations or cash flows for such period. Management believes, however, that ultimate payments in connection with these matters, after consideration of applicable reserves and rights to indemnification, should not have a material adverse effect on the Company’s financial position.
Litigation and Regulatory Matters
The Company is subject to legal and regulatory actions in the ordinary course of its business. Pending legal and regulatory actions include proceedings specific to the Company and proceedings generally applicable to business practices in the industry in which it operates. The Company is subject to class action lawsuits and other litigation involving a variety of issues and allegations involving sales practices, claims payments and procedures, premium charges, policy servicing and breach of fiduciary duty to customers. The Company is also subject to litigation arising out of its general business activities, such as its investments, contracts, leases and labor and employment relationships, including claims of discrimination and harassment, and could be exposed to claims or litigation concerning certain business or process patents. In addition, the Company, along with other participants in the businesses in which it engages, may be subject from time to time to investigations, examinations and inquiries, in some cases industry-wide, concerning issues or matters upon which such regulators have determined to focus. In some of the Company’s pending legal and regulatory actions, parties are seeking large and/or indeterminate amounts, including punitive or exemplary damages. The outcome of litigation or a regulatory matter, and the amount or range of potential loss at any particular time, is often inherently uncertain.
The Company establishes accruals for litigation and regulatory matters when it is probable that a loss has been incurred and the amount of that loss can be reasonably estimated. For litigation and regulatory matters where a loss may be reasonably possible, but not probable, or is probable but not reasonably estimable, no accrual is established, but the matter, if material, is disclosed. The Company estimates that as of December 31, 2018, the aggregate range of reasonably possible losses in excess of accruals established for those litigation and regulatory matters for which such an estimate currently can be made is less than $150 million. This estimate is not an indication of expected loss, if any, or the Company’s maximum possible loss exposure on such matters. The Company reviews relevant information with respect to its litigation and regulatory matters on a quarterly and annual basis and updates its accruals, disclosures and estimates of reasonably possible loss based on such reviews.
Unclaimed Property
In 2011 the New York Attorney General subpoenaed the Company, along with other companies, regarding its unclaimed property procedures and may ultimately seek remediation and other relief, including damages. Additionally, in 2011 the New York Office of Unclaimed Funds commenced an audit of the Company’s compliance with New York’s unclaimed property laws.
Securities Lending and Foreign Tax Reclaim Matter
In 2016, Prudential Financial self-reported to the SEC and the U.S. Department of Labor ("DOL"), and notified other regulators, that in some cases it failed to maximize securities lending income for the benefit of certain separate account investments due to a long-standing restriction benefiting Prudential Financial that limited the availability of loanable securities. Prudential Financial has removed the restriction and implemented a remediation plan for the benefit of customers. As part of Prudential Financial’s review of this matter, in 2018 it further self-reported to the SEC, and notified other regulators, that in some cases it failed to timely process foreign tax reclaims for the separate account investments. Prudential Financial has corrected the foreign tax reclaim process and has implemented a remediation plan for the benefit of customers.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

The DOL’s review of the securities lending matter is closed. Prudential Financial is cooperating with the SEC in its review of the securities lending and foreign tax reclaim matters (which includes a review of the remediation plans) and has entered into discussions with the SEC staff regarding a possible settlement of the securities lending matter that would potentially involve charges under the Investment Advisers Act and financial remedies. Prudential Financial cannot predict the outcome of the discussions with the SEC regarding the foreign tax reclaim matter or the possible settlement of the securities lending matter.
Summary
The Company’s litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcome cannot be predicted. It is possible that the Company’s results of operations or cash flows in a particular quarterly or annual period could be materially affected by an ultimate unfavorable resolution of pending litigation and regulatory matters depending, in part, upon the results of operations or cash flows for such period. In light of the unpredictability of the Company’s litigation and regulatory matters, it is also possible that in certain cases an ultimate unfavorable resolution of one or more pending litigation or regulatory matters could have a material adverse effect on the Company’s financial position. Management believes, however, that, based on information currently known to it, the ultimate outcome of all pending litigation and regulatory matters, after consideration of applicable reserves and rights to indemnification, is not likely to have a material adverse effect on the Company’s financial position.
16.    CONTRACT WITHDRAWAL PROVISIONS
Most of the Company’s separate account liabilities are subject to discretionary withdrawal by contractholders at market value. Separate account assets, which are carried at fair value, are adequate to pay such withdrawals, which are generally subject to surrender charges ranging from 9% to 1% for contracts held less than 10 years.

17.    QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)
The unaudited quarterly results of operations for the years ended December 31, 2018 and 2017 are summarized in the table below:

	Three Months Ended
	March 31	June 30	September 30	December 31

2018	(in thousands)
Total revenues	$1,331,262	$769,260	$826,028	$988,030
Total benefits and expenses	539,327	517,619	561,865	451,549
Income (loss) from operations before income taxes	791,935	251,641	264,163	536,481
Net income (loss)	$635,679	$202,546	$412,236	$432,255
2017 (1)
Total revenues	$766,669	$(726,666)	$1,949,155	$314,778
Total benefits and expenses	386,941	(165,242)	597,242	367,400
Income (loss) from operations before income taxes	379,728	(561,424)	1,351,913	(52,622)
Net income (loss)	$262,358	$(400,583)	$938,926	$(884,205)
(1) The variability in the quarterly results for 2017 was primarily due to NPR gains/losses as a result of credit spread widening/tightening coupled with $882 million tax expense impact due to the enactment of the Tax Act of 2017 on December 22, 2017. See Note 11 for additional information.

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Stockholder of
Prudential Annuities Life Assurance Corporation:
Opinion on the Financial Statements
We have audited the accompanying statements of financial position of Prudential Annuities Life Assurance Corporation (the "Company") as of December 31, 2018 and 2017, and the related statements of operations and comprehensive income, of equity and of cash flows for each of the three years in the period ended December 31, 2018, including the related notes and financial statement schedules listed in the index appearing under Item 15 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2018 and 2017, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2018 in conformity with accounting principles generally accepted in the United States of America.
Changes in Accounting Principles
As discussed in Note 2 to the financial statements, the Company changed the manner in which it accounts for certain financial assets and liabilities and the manner in which it accounts for certain tax effects originally recognized in accumulated other comprehensive income in 2018.
Basis for Opinion
These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
Significant Transactions with Related Parties
As described in Note 14 to the financial statements, the Company has entered into significant transactions with The Prudential Insurance Company of America, and other affiliates.

/s/ PricewaterhouseCoopers LLP

New York, New York
March 7, 2019

We have served as the Company's auditor since 2003.

PART C
OTHER INFORMATION
ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS:

(a) (1)
Financial Statements of the subaccounts of Prudential Annuities Life Assurance Corporation Variable Account B (Registrant) consisting of the Statements of Net Assets as of the dates presented, and the Statements of Operations and the Statements of Changes in Net Assets for each of the periods presented, and Notes relating thereto appear in the Statement of Additional Information (Part B of the Registration Statement).

(2)
Financial Statements of Prudential Annuities Life Assurance Corporation (Depositor) consisting of the Statements of Financial Position as of December 31, 2018 and 2017, and the related Statements of Operations and Comprehensive Income, of Equity and of Cash Flows for each of the three years in the period ended December 31, 2018, and the related Notes and Financial Statement Schedules appear at the end of the Statement of Additional Information (Part B of the Registration Statement).

(b)	Exhibits are attached as indicated (all previously filed exhibits, as noted below, are incorporated herein by reference).

(1)
Copy of the resolution of the board of directors of Depositor authorizing the establishment of the Registrant for Separate Account B filed via EDGAR with Post-Effective Amendment No. 6 to Registration Statement No. 33-87010, filed March 2, 1998.

(2)	Not applicable. Prudential Annuities Life Assurance Corporation maintains custody of all assets.

(3)(a)
Revised Principal Underwriting Agreement between Prudential Annuities Life Assurance Corporation and Prudential Annuities Distributors, Inc, filed via EDGAR with Post-Effective Amendment No. 26 to Registration Statement No. 333-96577, filed April 21, 2006.

(b)	Specimen Revised Dealer Agreement filed via EDGAR with Post-Effective Amendment No. 26 to Registration Statement No. 333-96577, filed April 17, 2008.

(c)
First Amendment to Principal Underwriting Agreement between Prudential Annuities Life Assurance Company ("Company"), and Prudential Annuities Distributors, Inc. ("Distributor"), filed via EDGAR with Post-Effective Amendment No. 49 to Registration Statement No. 333-96577, filed September 21, 2011.

(4) (a)	Copy of the Form of Annuity via EDGAR with Pre-Effective Amendment No. 1 to this Registration Statement No. 333-71672, filed December 21, 2001.

(b)	Copy of Guaranteed Minimum Death Benefit Endorsement filed via EDGAR with Post-Effective Amendment No. 8 to Registration Statement No. 33-87010, filed April 26, 1999.

(c)	Copy of percent Death Benefit Endorsement filed via EDGAR with Pre-Effective Amendment No. 1 to Registration Statement No. 333-49478, filed February 14, 2001.

(d)	Copy of Continuous Guaranteed Return Option filed via EDGAR with Post-Effective Amendment No. 2 to Registration Statement No. 333-96577, filed August 6, 2003.

(e)	Copy of Guaranteed Minimum Income Benefit filed via EDGAR with Post-Effective Amendment No. 2 to Registration Statement No. 333-96577, filed August 6, 2003.

(f)	Copy of Guaranteed Minimum Withdrawal Benefit filed via EDGAR with Post-Effective Amendment No. 2 to Registration Statement No. 333-96577, filed August 6, 2003.

(g)	Copy of Rider for Combination 5% Roll-up and Highest Anniversary Value Death Benefit filed via EDGAR with Post-Effective Amendment No. 5 to Registration Statement No. 333-96577, filed April 20, 2004.

(h)	Copy of Rider for Lifetime Five Income Benefit filed via EDGAR with Post-Effective Amendment No. 7 to Registration Statement No. 333-96577, filed November 16, 2004.

(i)	Copy of Rider for Highest Daily Value Benefit filed via EDGAR with Post-Effective Amendment No. 7 to Registration Statement No. 333-96577, filed November 16, 2004.

(j)	Copy of Rider for Spousal Lifetime Five Income Benefit filed via EDGAR with Post-Effective Amendment No. 10 to Registration Statement No. 333-96577, filed November 16, 2005.

(k)	Copy of Rider for Highest Daily Lifetime Five Income Benefit filed via EDGAR with Post-Effective Amendment No. 16 to Registration Statement No. 333-71654, filed October 6, 2006.

(l)	Copy of Form of rider for Guaranteed Return Option Plus 2008 filed via EDGAR with Post-Effective Amendment No. 25 to Registration Statement No. 333-96577, filed December 18, 2007.

(m)	Copy of Form of rider for Highest Daily Guaranteed Return Option filed via EDGAR with Post-Effective Amendment No. 25 to Registration Statement No. 333-96577, filed December 18, 2007.

(n)	Copy of rider for Highest Daily Lifetime Seven filed via EDGAR with Post-Effective Amendment No. 25 to Registration Statement No. 333-96577, filed December 18, 2007.

(o)	Copy of rider for Spousal Highest Daily Seven with Beneficiary Income Option, filed via EDGAR with Post-Effective Amendment No. 27 to Registration Statement No. 333-96577, filed May 1, 2008.

(p)	Form of rider for Highest Daily Lifetime Seven with Lifetime Income Accelerator filed via EDGAR with Post-Effective Amendment No. 27 to Registration Statement No. 333-96577, filed May 1, 2008.

(q)	Form of rider for Highest Daily Lifetime Seven with Beneficiary Income Option filed via EDGAR with Post-Effective Amendment No. 27 to Registration Statement No. 333-96577, filed May 1, 2008.

(r)	Highest Daily Lifetime 7 Plus Benefit Rider (RID-HD7 (2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(s)	Highest Daily Lifetime 7 Plus Schedule Supplement (SCH-HD7(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(t)	Highest Daily Lifetime Seven Benefit Schedule Supplement (SCH-HD7(1/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(u)
Highest Daily Lifetime 7 Plus with Beneficiary Income Option Benefit Rider (RID-HD7-DB(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(v)
Highest Daily Lifetime 7 Plus with Beneficiary Income Option Schedule Supplement (SCH-HD7-DB(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(w)
Highest Daily Lifetime 7 Plus with Lifetime Income Accelerator Benefit Rider (RID-HD7-LIA(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(x)
Highest Daily Lifetime 7 Plus with Lifetime Income Accelerator Schedule Supplement (SCH-HD7-LIA(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(y)
Highest Daily Lifetime Seven with Beneficiary Income option Schedule supplement (SCH-HD7-DB(1/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(z)
Highest Daily Lifetime Seven with Lifetime Income Accelerator Schedule supplement (SCH-HD7-LIA(1/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(aa)	Schedule supplement Highest Daily Lifetime Five Benefit (SCH-HDLT5(1/09)) filed via EDGAR with post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(ab)	Beneficiary Annuity Endorsement (END-BENE(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(ac)	Beneficiary IRA Endorsement (END-IRABEN(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(ad)	Beneficiary Roth IRA Endorsement (END-ROTHBEN(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(ae)	Highest Daily Lifetime 6 Plus Benefit Rider (RID-HD6-8/09) filed via EDGAR with Post-Effective Amendment No. 41 to Registration Statement No. 333-96577, filed June 1, 2009.

(af)	Highest Daily Lifetime 6 Plus Benefit Schedule (SCH-HD6-8/09) filed via EDGAR with Post-Effective Amendment No. 41 to Registration Statement No. 333-96577, filed June 1, 2009.

(ag)	Highest Daily Lifetime 6 Plus w/LIA Benefit Rider (RID-HD6-LIA-8/09) filed via EDGAR with Post-Effective Amendment No. 41 to Registration Statement No. 333-96577, filed June 1, 2009.

(ah)	Highest Daily Lifetime 6 Plus w/LIA Benefit Schedule (SCH-HD6-LIA-8/09) filed via EDGAR with Post-Effective Amendment No. 41 to Registration Statement No. 333-96577, filed June 1, 2009.

(ai)	GRO II Benefit rider (RID-GRO-11/09) filed via EDGAR with Post-Effective Amendment No. 43 to Registration Statement No. 333-96577, filed August 27, 2009.

(aj)	GRO II Benefit schedule (SCH-GRO-11/09) filed via EDGAR with Post-Effective Amendment No. 43 to Registration Statement No. 333-96577, filed August 27, 2009.

(ak)	Highest Daily GRO II Benefit rider (RID-HD GRO-11/09) filed via EDGAR with Post-Effective Amendment No. 43 to Registration Statement No. 333-96577, filed August 27, 2009.

(al)	Highest Daily GRO II Benefit SCHEDULE (SCH-HD GRO-11/09) filed via EDGAR with Post-Effective Amendment No. 43 to Registration Statement No. 333-96577, filed August 27, 2009.

(am)	Highest Daily GRO CAP Benefit SCHEDULE (SCH-HDGROCAP-11/09) filed via EDGAR with Post-Effective Amendment No. 43 to Registration Statement No. 333-96577, filed August 27, 2009.

(an)	GRO Plus 2008 Benefit SCHEDULE (SCH-GROCAP-11/09) filed via EDGAR with Post-Effective Amendment No. 43 to Registration Statement No. 333-96577, filed August 27, 2009.

(ao)	HDGRO (SCH-HDGRO-11-09/8-10) filed via EDGAR with Post-Effective Amendment No. 46 to Registration Statement No. 333-96577, filed July 1, 2010.

(ap)	HD GRO 90% Cap (SCH-HDGROCAP-11-09/8-10) filed via EDGAR with Post-Effective Amendment No. 46 to Registration Statement No. 333-96577, filed July 1, 2010.

(aq)	Amendatory Tax Endorsement. filed via EDGAR with Post-Effective Amendment No. 51 to Registration Statement No. 333-96577, filed April 15, 2013.

(ar)	END-REDOM-ANN (09/13) filed via EDGAR with Post-Effective Amendment No.52 to Registration Statement No. 333-71672, filed August 30, 2013.

(5)	A copy of the application form used with the Annuity provided in response to (4) above filed via EDGAR with Post-Effective Amendment No. 6 to Registration Statement No. 33-87010, filed March 2, 1998.

6(a)	Copy of the amended certificate of incorporation of Prudential Annuities Life Assurance Corporation filed via EDGAR with Registration Statement No. 33-44202, filed March 14, 2008.

(b)
Articles of Domestication of Prudential Annuities Life Assurance Corporation, effective August 31, 2013. Filed via EDGAR with Post-Effective Amendment No.52 to Registration Statement No. 333-71672, filed August 30, 2013.

(c)	Copy of the amended and restated By-Laws of Prudential Annuities Life Assurance Corporation filed via EDGAR with Registration Statement No. 33-44202, filed March 14, 2008.

(d)
Amended and Restated By-Laws of Prudential Annuities Life Assurance Corporation, effective August 30, 2013. Filed via EDGAR with Post-Effective Amendment No. 52 to Registration Statement No. 333-71672, filed August 30, 2013.

(7)	Annuity Reinsurance Agreements between Depositor and:

(a)	Pruco Reinsurance Ltd. for GRO benefit filed via EDGAR with Post-Effective Amendment No. 9 to Registration Statement No. 333-96577 filed April 18, 2005.

(b)	The Prudential Insurance Company of America for GMWB filed via EDGAR with Post-Effective Amendment No. 9 to Registration Statement No. 333-96577 filed April 18, 2005.

(c)	The Prudential Insurance Company of America for Lifetime Five Withdrawal Benefit filed via EDGAR with post-Effective Amendment No. 14 to Registration Statement No. 333-96577 filed April 21, 2006.

(d)	Pruco Reinsurance Ltd for Lifetime Five Withdrawal Benefit filed via EDGAR with post-Effective Amendment No. 14 to Registration Statement No. 333-96577 filed April 21, 2006.

(e)	Pruco Reinsurance Ltd. for Spousal Lifetime Five Optional Living Benefit filed via EDGAR with Post-Effective Amendment No. 14 to Registration Statement No. 333-96577 filed April 21, 2006.

(f)	Pruco Reinsurance Ltd. for Highest Daily Lifetime Five Optional Living Benefit filed via EDGAR with Post-Effective Amendment No. 20 to Registration Statement No. 333-96577, filed April 20, 2007.

(g)	Pruco Reinsurance Ltd for GRO Amendment No. 1 filed via EDGAR with Post-Effective Amendment No. 45 to this Registration Statement No. 333-96577 filed April 19, 2010.

(h)	Pruco Reinsurance Ltd for GRO Amendment No. 2 filed via EDGAR with Post-Effective Amendment No. 45 to this Registration Statement No. 333-96577 filed April 19, 2010.

(i)	Pruco Reinsurance Ltd for Lifetime Five Amendment No. 1 filed via EDGAR with Post-Effective Amendment No. 45 to this Registration Statement No. 333-96577 filed April 19, 2010.

(j)	Pruco Reinsurance Ltd for Highest Daily Lifetime Five Amendment No. 1 filed via EDGAR with Post-Effective Amendment No. 45 to this Registration Statement No. 333-96577 filed April 19, 2010.

(k)	Pruco Reinsurance Ltd for Highest Daily Lifetime Five Amendment No. 2 filed via EDGAR with Post-Effective Amendment No. 45 to this Registration Statement No. 333-96577 filed April 19, 2010.

(l)	Pruco Reinsurance Ltd for GRO Plus filed via EDGAR with Post-Effective Amendment No. 45 to this Registration Statement No. 333-96577 filed April 19, 2010.

(m)	Pruco Reinsurance Ltd for Highest Daily Lifetime Seven filed via EDGAR with Post-Effective Amendment No. 45 to this Registration Statement No. 333-96577 filed April 19, 2010.

(n)	Pruco Reinsurance Ltd for Highest Daily GRO filed via EDGAR with Post-Effective Amendment No. 45 to this Registration Statement No. 333-96577 filed April 19, 2010.

(o)	Pruco Reinsurance Ltd for Highest Daily Lifetime 7 Plus filed via EDGAR with Post-Effective Amendment No. 45 to this Registration Statement No. 333-96577 filed April 19, 2010.

(p)	Pruco Reinsurance Ltd for Highest Daily Lifetime 6 Plus filed via EDGAR with Post-Effective Amendment No. 45 to this Registration Statement No. 333-96577 filed April 19, 2010.

(8)	Agreements between Depositor and:

(a)	Advanced Series Trust filed via EDGAR with Post-Effective Amendment No. 4 to Registration Statement No. 33-87010, filed February 25, 1997.

(b)	First Defined Portfolio Fund LLC filed via EDGAR with Post-Effective Amendment No. 7 to Registration Statement No. 33-86866, filed April 26, 2000.

(c)	Evergreen Variable Annuity Trust filed via EDGAR with Post-Effective Amendment No. 9 to Registration Statement No. 33-87010, filed April 26, 2000.

(d)	INVESCO Variable Investment Funds, Inc. filed via EDGAR with Post-Effective Amendment No. 9 to Registration Statement No. 33-87010, filed April 26, 2000.

(e)	ProFunds VP filed via EDGAR with Post-Effective Amendment No. 9 to Registration Statement No. 33-87010, filed April 26, 2000.

(f)	Wells Fargo Variable Trust filed via EDGAR with Initial Registration to this Registration Statement No. 333-49478, filed November 7, 2000.

(g)	Prudential Series Fund, Inc. filed via EDGAR with Post-Effective Amendment No. 15 to Registration Statement No. 33-87010, filed April 26, 2001.

(h)	Revised Nationwide Variable Investment Trust filed via EDGAR with Post-Effective Amendment No. 20 to Registration Statement No. 333-96577 filed April 20, 2007.

(i)	A I M Variable Insurance Funds filed via EDGAR with Post-Effective Amendment No. 9 to Registration Statement No. 333-96577 filed April 18, 2005.

(j)	ProFunds VP Amendment No. 2 filed via EDGAR with Post-Effective Amendment No. 20 to Registration Statement No. 333-96577, filed April 20, 2007.

(k)	Rule 22c-2 Agreement via EDGAR with Post-Effective Amendment No. 20 to Registration Statement No. 333-96577, filed April 20, 2007.

(l)	Notice re change of Depositor name to Prudential Annuities Life Assurance Corporation filed via EDGAR to Post-Effective Amendment No. 26 to Registration Statement No. 333-96577.

(m)	Franklin Templeton Variable Insurance Products Trust filed via EDGAR to Post-Effective Amendment No. 26 to Registration Statement No. 333-96577.

(n)	Amendment to Advanced Series Trust Fund Participation Agreement filed via EDGAR with Post-Effective Amendment No. 51 to Registration Statement No. 333-96577, filed April 15, 2013.

(9)	Opinion and Consent of Counsel filed via EDGAR with Post-Effective Amendment 5 to this Registration Statement, filed April 20, 2004.

(10)	Written Consent of Independent Registered Public Accounting Firm. (Filed Herewith)

(11)	Not applicable.

(12)	Not applicable.

(13)(a)	Power of Attorney for John Chieffo. (Filed Herewith)

(13)(b)	Power of Attorney for Caroline A. Feeney. (Filed Herewith)

(13)(c)	Power of Attorney for Kent D. Sluyter. (Filed Herewith)

(13)(d)	Power of Attorney for Candace J. Woods. (Filed Herewith)

(13)(e)	Power of Attorney for Nandini Mongia. (Filed Herewith)

(13)(f)	Power of Attorney for Arthur W. Wallace. (Filed Herewith)
ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR (ENGAGED DIRECTLY OR INDIRECTLY, IN REGISTRANT’S VARIABLE ANNUITY BUSINESS:

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITION AND OFFICES WITH DEPOSITOR

Timothy S. Cronin One Corporate Drive Shelton, Connecticut 06484-6208	Senior Vice President
Caroline A. Feeney 213 Washington Street Newark, New Jersey 07102-2917	Director
John Chieffo 213 Washington Street Newark, New Jersey 07102-2917	Chief Financial Officer, Executive Vice President and Director
Michael Long 655 Broad Street Newark, New Jersey 07102-4410	Senior Vice President
Kent D. Sluyter One Corporate Drive Shelton, Connecticut 06484-6208	President, Chief Executive Officer and Director
Lynn K. Stone One Corporate Drive Shelton, Connecticut 06484-6208	Senior Vice President, Chief Legal Officer, and Corporate Secretary
Nandini Mongia 280 Trumbull Street Hartford, Connecticut 06103	Director and Treasurer
Arthur W. Wallace One Corporate Drive Shelton, Connecticut 06484-6208	Director, Senior Vice President and Chief Actuary
Candace J. Woods 751 Broad Street Newark, New Jersey 07102-3714	Director

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT:
The Registrant separate account may be deemed to be under common control (or where indicated, identical to) the following separate accounts that are sponsored either by the depositor or an insurer that is an affiliate of the depositor: The Prudential Discovery Premier Group Variable Contract Account, The Prudential Variable Appreciable Account, The Prudential Individual Variable Contract Account, The Prudential Variable Contract Account GI-2, The Prudential Qualified Individual Variable Contract Account, The Prudential Variable Contract Account-24, The Prudential Discovery Select Group Variable Annuity Contract Account (separate accounts of Prudential); the Pruco Life Flexible Premium Variable Annuity Account; the Pruco Life PRUvider Variable Appreciable Account; the Pruco Life Variable Universal Account, the Pruco Life Variable Insurance Account, the Pruco Life Variable Appreciable Account, the Pruco Life Single Premium Variable Life Account, the Pruco Life Single Premium Variable Annuity Account (separate accounts of Pruco Life Insurance Company ("Pruco Life"); the Pruco Life of New Jersey Flexible Premium Variable Annuity Account; the Pruco Life of New Jersey Variable Insurance Account, the Pruco Life of New Jersey Variable Appreciable Account, the Pruco Life of New Jersey Single Premium Variable Life Account, and the Pruco Life of New Jersey Single Premium Variable Annuity Account (separate accounts of Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey"). Pruco Life, a life insurance company organized under the laws of Arizona, is a direct wholly-owned subsidiary of The Prudential Insurance Company of America and an indirect wholly-owned subsidiary of Prudential Financial, Inc. Pruco Life of New Jersey, a life insurance company organized under the laws of New Jersey, is a direct wholly-owned subsidiary of Pruco Life, and an indirect wholly-owned subsidiary of Prudential Financial, Inc.
The subsidiaries of Prudential Financial Inc. ("PFI") are listed under Exhibit 21.1 of the Annual Report on Form 10-K of PFI (Registration No. 001-16707), filed on February 15, 2019, the text of which is hereby incorporated by reference. In addition to those subsidiaries, Prudential holds all of the voting securities of Prudential's Gibraltar Fund, Inc., a Maryland corporation, in three of its separate accounts. Prudential's Gibraltar Fund, Inc. is registered as an open-end, diversified, management investment company under the Investment Company Act of 1940 (the "Act"). The separate accounts listed above are registered as unit investment trusts under the Act. Registrant may also be deemed to be under common control with The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10, and The Prudential Variable Account Contract Account-11, (separate accounts of The Prudential Insurance Company of America which are registered as open-end, diversified management investment companies).
ITEM 27. NUMBER OF CONTRACT OWNERS: As of January 31, 2019, there were 7,203 Qualified contract owners and 5,141 Non-Qualified contract owners.
ITEM 28. INDEMNIFICATION:
The Registrant, in conjunction with certain of its affiliates, maintains insurance on behalf of any person who is or was a trustee, director, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of such other affiliated trust or corporation, against any liability asserted against and incurred by him or her arising out of his or her position with such trust or corporation.
Arizona, the state of organization of Prudential Annuities Life Assurance Corporation ("Prudential Annuities"), permits entities organized under its jurisdiction to indemnify directors and officers with certain limitations. The relevant provisions of Arizona law permitting indemnification can be found in Section 10-850 et. seq. of the Arizona Statutes Annotated. The text of Prudential Annuities’ By-law, Article VI, which relates to indemnification of officers and directors.
Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.
ITEM 29. PRINCIPAL UNDERWRITERS

(a)	Prudential Annuities Distributors, Inc. (PAD)
PAD serves as principal underwriter for variable annuities issued by each of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, and Prudential Annuities Life Assurance Corporation. Each of those insurers is part of Prudential Annuities, a business unit of Prudential Financial, that primarily issues individual variable annuity contracts. The separate accounts of those insurance companies, through which the bulk of the variable annuities are issued, are the Pruco Life Flexible Premium Variable Annuity Account, the Pruco Life of New Jersey Flexible Premium Variable Annuity Account, and Prudential Annuities Life Assurance Corporation Variable Account B.

(b)	Information concerning the directors and officers of PAD is set forth below:

NAME	POSITIONS AND OFFICES WITH UNDERWRITER

James F. Mullery One Corporate Drive Shelton, Connecticut 06484-6208	President & CEO and Director
Ann Nanda One Corporate Drive Shelton, Connecticut 06484-6208	Senior Vice President and Director
John Chieffo 213 Washington Street Newark, New Jersey 07102-2917	Senior Vice President and Director
Dianne D. Bogoian One Corporate Drive Shelton, Connecticut 06484-6208	Senior Vice President and Director
Elizabeth Guerrera One Corporate Drive Shelton, Connecticut 06484-6208	Chief Operating Officer, Vice President and Director
Christopher J. Hagan 2101 Welsh Road Dresher, Pennsylvania 19025-5000	Vice President
Francine B. Boucher 751 Broad Street Newark, New Jersey 07102-3714	Chief Legal Officer, Vice President and Secretary
Elizabeth Marin 751 Broad Street Newark, New Jersey 07102-3714	Treasurer
Steven Weinreb Three Gateway Center Newark, New Jersey 07102-4061	Chief Financial Officer and Controller
Michael B. McCauley One Corporate Drive Shelton, Connecticut 06484-6208	Vice President and Chief Compliance Officer
Douglas S. Morrin One Corporate Drive Shelton, Connecticut 06484-6208	Vice President
Charles H. Smith 751 Broad Street Newark, New Jersey 07102-3714	AML Officer
Karen L. Stockla One Corporate Drive Shelton, Connecticut 06484-6208	Vice President

ITEM 29. PRINCIPAL UNDERWRITERS:

(c)	Commissions received by PAD during 2018 with respect to all individual annuities issued by PALAC.

NAME OF PRINCIPAL UNDERWRITER	NET UNDERWRITING DISCOUNTS AND COMMISSIONS	COMPENSATION ON REDEMPTION	BROKERAGE COMMISSIONS	COMPENSATION
Prudential Annuities Distributors, Inc.*	$122,121,924.71	$-0-	$-0-	$-0-
* PAD did not retain any of these commissions.
ITEM 30. LOCATION OF ACCOUNTS AND RECORDS:
Accounts and records are maintained by PALAC at its offices in Shelton, Connecticut and Fort Washington, Pennsylvania.
ITEM 31. MANAGEMENT SERVICES
None.
ITEM 32. UNDERTAKINGS

(a)
Registrant hereby undertakes to file a post-effective amendment to this Registrant Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the annuity contracts may be accepted and allocated to the Sub-accounts of Separate Account B.

(b)
Registrant undertakes to include either (1) as part of any enrollment form or application to purchase a contract offered by the prospectus, a space that an applicant or enrollee can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

(d)
Prudential Annuities Life Assurance Corporation (“Depositor”) hereby represents that the fees and charges deducted under the contracts described in this Registration Statement are in the aggregate reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Prudential Annuities Life Assurance Corporation.

(e)
With respect to the restrictions on withdrawals for Texas Optional Retirement Programs and Section 403(b) plans, we are relying upon: 1) a no-action letter dated November 28, 1988 from the staff of the Securities and Exchange Commission to the American Council of Life Insurance with respect to annuities issued under Section 403(b) of the Code, the requirements of which have been complied with by us; and 2) Rule 6c-7 under the 1940 Act with respect to annuities made available through the Texas Optional Retirement Program, the requirements of which have been complied with by us.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this post-effective amendment to be signed on its behalf in the City of Newark and the State of New Jersey on this 11th day of April 2019.

PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
REGISTRANT
BY: PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
DEPOSITOR

Kent D. Sluyter*
Kent D. Sluyter President and Chief Executive Officer

PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
DEPOSITOR

Kent D. Sluyter*
Kent D. Sluyter President and Chief Executive Officer
SIGNATURES
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE
Kent D. Sluyter*	Director, President and Chief Executive Officer	April 11, 2019
Kent D. Sluyter
John Chieffo*	Chief Financial Officer, Executive Vice President and Director (Principal Accounting Officer)	April 11, 2019
John Chieffo
Caroline A. Feeney*	Director	April 11, 2019
Caroline A. Feeney
Nandini Mongia*	Director	April 11, 2019
Nandini Mongia
Candace J. Woods*	Director	April 11, 2019
Candace J. Woods
Arthur W. Wallace*	Director	April 11, 2019
Arthur W. Wallace

By:	/s/ Douglas E. Scully
Douglas E. Scully
* Executed by Douglas E. Scully on behalf of those indicated pursuant to Power of Attorney.

EXHIBITS

(10)	Written Consent of Independent Registered Public Accounting Firm.

(13)(a)	Power of Attorney for John Chieffo.

(13)(b)	Power of Attorney for Caroline A. Feeney.

(13)(c)	Power of Attorney for Kent D. Sluyter.

(13)(d)	Power of Attorney for Candace J. Woods.

(13)(e)	Power of Attorney for Nandini Mongia.

(13)(f)	Power of Attorney for Arthur W. Wallace.